UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03213

NATIONWIDE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 through June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, D. C. 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1).

(b)	Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

NVIT Allspring Discovery Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.82%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.1%
Repurchase Agreements	8.3%
Other liabilities in excess of assets	- 6.4%

Top IndustriesFootnote Reference2

Software	10.9%
Commercial Services & Supplies	6.9%
Biotechnology	6.8%
Semiconductors & Semiconductor Equipment	5.6%
Hotels, Restaurants & Leisure	5.3%
Health Care Equipment & Supplies	4.7%
Trading Companies & Distributors	4.3%
Capital Markets	4.0%
Health Care Providers & Services	3.9%
Life Sciences Tools & Services	3.5%
Other IndustriesFootnote Reference#	44.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$455,314,108
Number of Portfolio Holdings	79
Portfolio Turnover Rate	31.58%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Allspring Discovery Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Allspring Discovery Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$56	1.07%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.1%
Repurchase Agreements	8.3%
Other liabilities in excess of assets	- 6.4%

Top IndustriesFootnote Reference2

Software	10.9%
Commercial Services & Supplies	6.9%
Biotechnology	6.8%
Semiconductors & Semiconductor Equipment	5.6%
Hotels, Restaurants & Leisure	5.3%
Health Care Equipment & Supplies	4.7%
Trading Companies & Distributors	4.3%
Capital Markets	4.0%
Health Care Providers & Services	3.9%
Life Sciences Tools & Services	3.5%
Other IndustriesFootnote Reference#	44.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$455,314,108
Number of Portfolio Holdings	79
Portfolio Turnover Rate	31.58%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Allspring Discovery Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT American Funds Asset Allocation Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$48	0.93%
Footnote	Description
Footnote*	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.

Fund Information

Top Ten HoldingsFootnote Reference1

American Funds Asset Allocation Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

  Net Assets$6,464,916,016
  Number of Portfolio Holdings1
  Portfolio Turnover Rate4.97%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Asset Allocation Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT American Funds Bond Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT American Funds Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$44	0.88%
Footnote	Description
Footnote*	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.

Fund Information

Top Ten HoldingsFootnote Reference1

American Funds The Bond Fund of America, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

  Net Assets$3,430,220,080
  Number of Portfolio Holdings1
  Portfolio Turnover Rate6.09%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT American Funds Global Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT American Funds Global Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$56	1.05%
Footnote	Description
Footnote*	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.

Fund Information

Top Ten HoldingsFootnote Reference1

American Funds Global Growth Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

  Net Assets$580,730,746
  Number of Portfolio Holdings1
  Portfolio Turnover Rate4.95%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Global Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT American Funds Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT American Funds Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$52	0.97%
Footnote	Description
Footnote*	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.

Fund Information

Top Ten HoldingsFootnote Reference1

American Funds Growth Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

  Net Assets$1,792,986,224
  Number of Portfolio Holdings1
  Portfolio Turnover Rate4.51%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT American Funds Growth-Income Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$48	0.91%
Footnote	Description
Footnote*	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.

Fund Information

Top Ten HoldingsFootnote Reference1

American Funds Growth-Income Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

  Net Assets$4,040,954,676
  Number of Portfolio Holdings1
  Portfolio Turnover Rate4.77%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Growth-Income Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Amundi Multi Sector Bond Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Amundi Multi Sector Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.81%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	56.2%
Collateralized Mortgage Obligations	12.1%
Repurchase Agreements	11.7%
Mortgage-Backed Security	9.1%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	7.1%
Loan Participations	1.5%
Foreign Government Securities	1.2%
U.S. Treasury Obligation	1.2%
Other liabilities in excess of assets	- 7.4%

Top IndustriesFootnote Reference2

Banks	10.6%
Insurance	5.5%
Financial Services	5.2%
Oil, Gas & Consumable Fuels	4.1%
Consumer Finance	3.0%
Hotels, Restaurants & Leisure	2.9%
Capital Markets	2.8%
Passenger Airlines	1.6%
Electric Utilities	1.5%
Media	1.4%
Other IndustriesFootnote Reference#	61.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$287,157,363
Number of Portfolio Holdings	316
Portfolio Turnover Rate	113.83%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Amundi Multi Sector Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT AQR Large Cap Defensive Style Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.53%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.4%
Repurchase Agreements	2.0%
Other liabilities in excess of assets	- 0.4%

Top IndustriesFootnote Reference2

Insurance	8.1%
Health Care Providers & Services	5.7%
Biotechnology	5.1%
Food Products	5.1%
Software	5.0%
Consumer Staples Distribution & Retail	4.7%
Pharmaceuticals	4.5%
Household Products	4.0%
Beverages	3.9%
Commercial Services & Supplies	3.5%
Other IndustriesFootnote Reference#	50.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$675,734,109
Number of Portfolio Holdings	169
Portfolio Turnover Rate	9.34%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT AQR Large Cap Defensive Style Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT AQR Large Cap Defensive Style Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$76	1.47%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.4%
Repurchase Agreements	2.0%
Other liabilities in excess of assets	- 0.4%

Top IndustriesFootnote Reference2

Insurance	8.1%
Health Care Providers & Services	5.7%
Biotechnology	5.1%
Food Products	5.1%
Software	5.0%
Consumer Staples Distribution & Retail	4.7%
Pharmaceuticals	4.5%
Household Products	4.0%
Beverages	3.9%
Commercial Services & Supplies	3.5%
Other IndustriesFootnote Reference#	50.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$675,734,109
Number of Portfolio Holdings	169
Portfolio Turnover Rate	9.34%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT AQR Large Cap Defensive Style Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT AQR Large Cap Defensive Style Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$63	1.22%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.4%
Repurchase Agreements	2.0%
Other liabilities in excess of assets	- 0.4%

Top IndustriesFootnote Reference2

Insurance	8.1%
Health Care Providers & Services	5.7%
Biotechnology	5.1%
Food Products	5.1%
Software	5.0%
Consumer Staples Distribution & Retail	4.7%
Pharmaceuticals	4.5%
Household Products	4.0%
Beverages	3.9%
Commercial Services & Supplies	3.5%
Other IndustriesFootnote Reference#	50.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$675,734,109
Number of Portfolio Holdings	169
Portfolio Turnover Rate	9.34%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT AQR Large Cap Defensive Style Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT BlackRock Equity Dividend Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	94.8%
Repurchase Agreements	2.8%
Master Limited Partnership	1.0%
Other assets in excess of liabilities	1.4%

Top IndustriesFootnote Reference2

Banks	11.9%
Health Care Providers & Services	9.1%
Oil, Gas & Consumable Fuels	7.9%
Insurance	5.7%
Health Care Equipment & Supplies	4.7%
Pharmaceuticals	4.0%
Electric Utilities	3.7%
Technology Hardware, Storage & Peripherals	3.7%
Aerospace & Defense	3.6%
Media	3.4%
Other IndustriesFootnote Reference#	42.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$531,494,899
Number of Portfolio Holdings	96
Portfolio Turnover Rate	23.35%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Equity Dividend Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT BlackRock Equity Dividend Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$54	1.05%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	94.8%
Repurchase Agreements	2.8%
Master Limited Partnership	1.0%
Other assets in excess of liabilities	1.4%

Top IndustriesFootnote Reference2

Banks	11.9%
Health Care Providers & Services	9.1%
Oil, Gas & Consumable Fuels	7.9%
Insurance	5.7%
Health Care Equipment & Supplies	4.7%
Pharmaceuticals	4.0%
Electric Utilities	3.7%
Technology Hardware, Storage & Peripherals	3.7%
Aerospace & Defense	3.6%
Media	3.4%
Other IndustriesFootnote Reference#	42.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$531,494,899
Number of Portfolio Holdings	96
Portfolio Turnover Rate	23.35%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Equity Dividend Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT BlackRock Equity Dividend Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$41	0.80%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	94.8%
Repurchase Agreements	2.8%
Master Limited Partnership	1.0%
Other assets in excess of liabilities	1.4%

Top IndustriesFootnote Reference2

Banks	11.9%
Health Care Providers & Services	9.1%
Oil, Gas & Consumable Fuels	7.9%
Insurance	5.7%
Health Care Equipment & Supplies	4.7%
Pharmaceuticals	4.0%
Electric Utilities	3.7%
Technology Hardware, Storage & Peripherals	3.7%
Aerospace & Defense	3.6%
Media	3.4%
Other IndustriesFootnote Reference#	42.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$531,494,899
Number of Portfolio Holdings	96
Portfolio Turnover Rate	23.35%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Equity Dividend Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT BlackRock Managed Global Allocation Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT BlackRock Managed Global Allocation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$23	0.45%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Alternative Assets	93.9%
Other assets in excess of liabilities	6.1%

Top Ten HoldingsFootnote Reference2

BlackRock Global Allocation VI Fund, Class I	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$342,068,984
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.71%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Managed Global Allocation Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Aggressive Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	86.1%
Fixed Income Fund	13.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	38.1%
NVIT U.S. 130/30 Equity Fund, Class Y	16.3%
NVIT GS International Equity Insights Fund, Class Y	13.4%
NVIT Core Bond Fund, Class Y	8.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	7.2%
Nationwide International Small Cap Fund, Class R6	6.2%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	5.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.8%
Nationwide Bond Fund, Class R6	1.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$230,088,129
Number of Portfolio Holdings	9
Portfolio Turnover Rate	4.63%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Aggressive Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$21	0.40%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	86.1%
Fixed Income Fund	13.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	38.1%
NVIT U.S. 130/30 Equity Fund, Class Y	16.3%
NVIT GS International Equity Insights Fund, Class Y	13.4%
NVIT Core Bond Fund, Class Y	8.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	7.2%
Nationwide International Small Cap Fund, Class R6	6.2%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	5.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.8%
Nationwide Bond Fund, Class R6	1.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$230,088,129
Number of Portfolio Holdings	9
Portfolio Turnover Rate	4.63%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Aggressive Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$8	0.16%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	86.1%
Fixed Income Fund	13.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	38.1%
NVIT U.S. 130/30 Equity Fund, Class Y	16.3%
NVIT GS International Equity Insights Fund, Class Y	13.4%
NVIT Core Bond Fund, Class Y	8.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	7.2%
Nationwide International Small Cap Fund, Class R6	6.2%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	5.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.8%
Nationwide Bond Fund, Class R6	1.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$230,088,129
Number of Portfolio Holdings	9
Portfolio Turnover Rate	4.63%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Balanced Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	54.1%
Equity Fund	45.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	20.5%
NVIT GS Large Cap Equity Fund, Class Y	20.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	18.3%
NVIT Loomis Short Term Bond Fund, Class Y	10.1%
NVIT U.S. 130/30 Equity Fund, Class Y	9.0%
NVIT GS International Equity Insights Fund, Class Y	8.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.1%
Nationwide Bond Fund, Class R6	3.6%
Nationwide International Small Cap Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,580,404,833
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.09%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Balanced Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Balanced Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$19	0.38%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	54.1%
Equity Fund	45.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	20.5%
NVIT GS Large Cap Equity Fund, Class Y	20.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	18.3%
NVIT Loomis Short Term Bond Fund, Class Y	10.1%
NVIT U.S. 130/30 Equity Fund, Class Y	9.0%
NVIT GS International Equity Insights Fund, Class Y	8.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.1%
Nationwide Bond Fund, Class R6	3.6%
Nationwide International Small Cap Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,580,404,833
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.09%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Balanced Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Balanced Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$7	0.14%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	54.1%
Equity Fund	45.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	20.5%
NVIT GS Large Cap Equity Fund, Class Y	20.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	18.3%
NVIT Loomis Short Term Bond Fund, Class Y	10.1%
NVIT U.S. 130/30 Equity Fund, Class Y	9.0%
NVIT GS International Equity Insights Fund, Class Y	8.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.1%
Nationwide Bond Fund, Class R6	3.6%
Nationwide International Small Cap Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,580,404,833
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.09%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Balanced Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Capital Appreciation Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.28%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	67.1%
Fixed Income Fund	32.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	31.0%
NVIT Core Bond Fund, Class Y	14.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	12.1%
NVIT U.S. 130/30 Equity Fund, Class Y	11.6%
NVIT GS International Equity Insights Fund, Class Y	9.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	6.6%
Nationwide International Small Cap Fund, Class R6	4.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.8%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
Nationwide Bond Fund, Class R6	2.0%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,930,402,048
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.07%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Capital Appreciation Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$19	0.37%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	67.1%
Fixed Income Fund	32.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	31.0%
NVIT Core Bond Fund, Class Y	14.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	12.1%
NVIT U.S. 130/30 Equity Fund, Class Y	11.6%
NVIT GS International Equity Insights Fund, Class Y	9.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	6.6%
Nationwide International Small Cap Fund, Class R6	4.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.8%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
Nationwide Bond Fund, Class R6	2.0%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,930,402,048
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.07%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Capital Appreciation Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$7	0.13%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	67.1%
Fixed Income Fund	32.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	31.0%
NVIT Core Bond Fund, Class Y	14.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	12.1%
NVIT U.S. 130/30 Equity Fund, Class Y	11.6%
NVIT GS International Equity Insights Fund, Class Y	9.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	6.6%
Nationwide International Small Cap Fund, Class R6	4.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.8%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
Nationwide Bond Fund, Class R6	2.0%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,930,402,048
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.07%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Conservative Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	83.4%
Equity Fund	16.6%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	32.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	24.1%
NVIT Loomis Short Term Bond Fund, Class Y	15.1%
NVIT GS Large Cap Equity Fund, Class Y	7.9%
Nationwide Bond Fund, Class R6	5.6%
Nationwide Inflation-Protected Securities Fund, Class R6	4.1%
NVIT U.S. 130/30 Equity Fund, Class Y	3.4%
NVIT GS International Equity Insights Fund, Class Y	3.3%
NVIT DoubleLine Total Return Tactical Fund, Class Y	2.6%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	1.4%
NVIT GS Small Cap Equity Insights Fund, Class Y	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$495,727,294
Number of Portfolio Holdings	11
Portfolio Turnover Rate	4.02%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Conservative Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Conservative Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$19	0.38%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	83.4%
Equity Fund	16.6%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	32.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	24.1%
NVIT Loomis Short Term Bond Fund, Class Y	15.1%
NVIT GS Large Cap Equity Fund, Class Y	7.9%
Nationwide Bond Fund, Class R6	5.6%
Nationwide Inflation-Protected Securities Fund, Class R6	4.1%
NVIT U.S. 130/30 Equity Fund, Class Y	3.4%
NVIT GS International Equity Insights Fund, Class Y	3.3%
NVIT DoubleLine Total Return Tactical Fund, Class Y	2.6%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	1.4%
NVIT GS Small Cap Equity Insights Fund, Class Y	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$495,727,294
Number of Portfolio Holdings	11
Portfolio Turnover Rate	4.02%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Conservative Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Conservative Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$7	0.14%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	83.4%
Equity Fund	16.6%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	32.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	24.1%
NVIT Loomis Short Term Bond Fund, Class Y	15.1%
NVIT GS Large Cap Equity Fund, Class Y	7.9%
Nationwide Bond Fund, Class R6	5.6%
Nationwide Inflation-Protected Securities Fund, Class R6	4.1%
NVIT U.S. 130/30 Equity Fund, Class Y	3.4%
NVIT GS International Equity Insights Fund, Class Y	3.3%
NVIT DoubleLine Total Return Tactical Fund, Class Y	2.6%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	1.4%
NVIT GS Small Cap Equity Insights Fund, Class Y	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$495,727,294
Number of Portfolio Holdings	11
Portfolio Turnover Rate	4.02%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Conservative Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Managed Growth & Income Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.25%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	48.9%
Equity Fund	43.9%
Other assets in excess of liabilities	7.2%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	22.0%
NVIT Core Bond Fund, Class Y	21.5%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	17.0%
NVIT Loomis Short Term Bond Fund, Class Y	9.4%
NVIT U.S. 130/30 Equity Fund, Class Y	9.2%
NVIT GS International Equity Insights Fund, Class Y	8.2%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.0%
Nationwide Bond Fund, Class R6	3.3%
Nationwide International Small Cap Fund, Class R6	2.2%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.8%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$505,047,298
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0.59%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth & Income Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Managed Growth & Income Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$23	0.45%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	48.9%
Equity Fund	43.9%
Other assets in excess of liabilities	7.2%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	22.0%
NVIT Core Bond Fund, Class Y	21.5%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	17.0%
NVIT Loomis Short Term Bond Fund, Class Y	9.4%
NVIT U.S. 130/30 Equity Fund, Class Y	9.2%
NVIT GS International Equity Insights Fund, Class Y	8.2%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.0%
Nationwide Bond Fund, Class R6	3.3%
Nationwide International Small Cap Fund, Class R6	2.2%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.8%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$505,047,298
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0.59%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth & Income Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Managed Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	52.7%
Fixed Income Fund	39.2%
Other assets in excess of liabilities	8.1%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	27.6%
NVIT Core Bond Fund, Class Y	18.4%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	14.9%
NVIT U.S. 130/30 Equity Fund, Class Y	11.5%
NVIT GS International Equity Insights Fund, Class Y	7.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.6%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.4%
Nationwide International Small Cap Fund, Class R6	2.7%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.3%
Nationwide Bond Fund, Class R6	2.3%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,165,940,057
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0.07%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Managed Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$22	0.42%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	52.7%
Fixed Income Fund	39.2%
Other assets in excess of liabilities	8.1%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	27.6%
NVIT Core Bond Fund, Class Y	18.4%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	14.9%
NVIT U.S. 130/30 Equity Fund, Class Y	11.5%
NVIT GS International Equity Insights Fund, Class Y	7.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.6%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.4%
Nationwide International Small Cap Fund, Class R6	2.7%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.3%
Nationwide Bond Fund, Class R6	2.3%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,165,940,057
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0.07%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Moderate Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.28%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	56.7%
Fixed Income Fund	43.3%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	26.1%
NVIT Core Bond Fund, Class Y	17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	16.3%
NVIT U.S. 130/30 Equity Fund, Class Y	11.3%
NVIT GS International Equity Insights Fund, Class Y	7.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.7%
Nationwide International Small Cap Fund, Class R6	3.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.7%
Nationwide Bond Fund, Class R6	2.5%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,916,386,216
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.05%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderate Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Moderate Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$19	0.37%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	56.7%
Fixed Income Fund	43.3%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	26.1%
NVIT Core Bond Fund, Class Y	17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	16.3%
NVIT U.S. 130/30 Equity Fund, Class Y	11.3%
NVIT GS International Equity Insights Fund, Class Y	7.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.7%
Nationwide International Small Cap Fund, Class R6	3.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.7%
Nationwide Bond Fund, Class R6	2.5%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,916,386,216
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.05%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderate Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Moderate Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$7	0.13%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	56.7%
Fixed Income Fund	43.3%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	26.1%
NVIT Core Bond Fund, Class Y	17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	16.3%
NVIT U.S. 130/30 Equity Fund, Class Y	11.3%
NVIT GS International Equity Insights Fund, Class Y	7.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.7%
Nationwide International Small Cap Fund, Class R6	3.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.7%
Nationwide Bond Fund, Class R6	2.5%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,916,386,216
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.05%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderate Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Moderately Aggressive Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	76.6%
Fixed Income Fund	23.5%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	33.4%
NVIT U.S. 130/30 Equity Fund, Class Y	14.4%
NVIT Core Bond Fund, Class Y	12.2%
NVIT GS International Equity Insights Fund, Class Y	11.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	9.4%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	6.7%
Nationwide International Small Cap Fund, Class R6	5.6%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.6%
Nationwide Bond Fund, Class R6	1.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$454,636,967
Number of Portfolio Holdings	9
Portfolio Turnover Rate	2.02%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Moderately Aggressive Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$20	0.39%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	76.6%
Fixed Income Fund	23.5%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	33.4%
NVIT U.S. 130/30 Equity Fund, Class Y	14.4%
NVIT Core Bond Fund, Class Y	12.2%
NVIT GS International Equity Insights Fund, Class Y	11.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	9.4%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	6.7%
Nationwide International Small Cap Fund, Class R6	5.6%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.6%
Nationwide Bond Fund, Class R6	1.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$454,636,967
Number of Portfolio Holdings	9
Portfolio Turnover Rate	2.02%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Moderately Aggressive Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$8	0.15%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	76.6%
Fixed Income Fund	23.5%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	33.4%
NVIT U.S. 130/30 Equity Fund, Class Y	14.4%
NVIT Core Bond Fund, Class Y	12.2%
NVIT GS International Equity Insights Fund, Class Y	11.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	9.4%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	6.7%
Nationwide International Small Cap Fund, Class R6	5.6%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.6%
Nationwide Bond Fund, Class R6	1.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$454,636,967
Number of Portfolio Holdings	9
Portfolio Turnover Rate	2.02%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Moderately Conservative Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	64.4%
Equity Fund	35.7%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	24.4%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	19.3%
NVIT GS Large Cap Equity Fund, Class Y	16.0%
NVIT Loomis Short Term Bond Fund, Class Y	12.3%
NVIT U.S. 130/30 Equity Fund, Class Y	7.3%
NVIT GS International Equity Insights Fund, Class Y	6.1%
Nationwide Bond Fund, Class R6	4.2%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y	2.1%
Nationwide Inflation-Protected Securities Fund, Class R6	2.1%
Other Holdings	3.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$505,268,166
Number of Portfolio Holdings	12
Portfolio Turnover Rate	0.39%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Conservative Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Moderately Conservative Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$20	0.38%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	64.4%
Equity Fund	35.7%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	24.4%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	19.3%
NVIT GS Large Cap Equity Fund, Class Y	16.0%
NVIT Loomis Short Term Bond Fund, Class Y	12.3%
NVIT U.S. 130/30 Equity Fund, Class Y	7.3%
NVIT GS International Equity Insights Fund, Class Y	6.1%
Nationwide Bond Fund, Class R6	4.2%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y	2.1%
Nationwide Inflation-Protected Securities Fund, Class R6	2.1%
Other Holdings	3.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$505,268,166
Number of Portfolio Holdings	12
Portfolio Turnover Rate	0.39%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Conservative Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Blueprint℠ Moderately Conservative Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$7	0.14%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	64.4%
Equity Fund	35.7%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	24.4%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	19.3%
NVIT GS Large Cap Equity Fund, Class Y	16.0%
NVIT Loomis Short Term Bond Fund, Class Y	12.3%
NVIT U.S. 130/30 Equity Fund, Class Y	7.3%
NVIT GS International Equity Insights Fund, Class Y	6.1%
Nationwide Bond Fund, Class R6	4.2%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y	2.1%
Nationwide Inflation-Protected Securities Fund, Class R6	2.1%
Other Holdings	3.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$505,268,166
Number of Portfolio Holdings	12
Portfolio Turnover Rate	0.39%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Conservative Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT BNY Mellon Core Plus Bond Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.63%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	44.7%
Mortgage-Backed Securities	31.3%
Asset-Backed Securities	8.4%
U.S. Treasury Obligations	6.9%
Repurchase Agreements	5.7%
Foreign Government Securities	3.0%
Collateralized Mortgage Obligations	2.4%
Commercial Mortgage-Backed Securities	0.8%
Other liabilities in excess of assets	- 3.2%

Top IndustriesFootnote Reference2

Banks	6.8%
Oil, Gas & Consumable Fuels	6.7%
Capital Markets	2.7%
Electric Utilities	2.4%
Consumer Finance	2.3%
Diversified Telecommunication Services	1.8%
Hotels, Restaurants & Leisure	1.5%
Insurance	1.4%
Aerospace & Defense	1.4%
Chemicals	1.0%
Other IndustriesFootnote Reference#	72.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,800,523,467
Number of Portfolio Holdings	576
Portfolio Turnover Rate	36.75%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Core Plus Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT BNY Mellon Core Plus Bond Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$44	0.88%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	44.7%
Mortgage-Backed Securities	31.3%
Asset-Backed Securities	8.4%
U.S. Treasury Obligations	6.9%
Repurchase Agreements	5.7%
Foreign Government Securities	3.0%
Collateralized Mortgage Obligations	2.4%
Commercial Mortgage-Backed Securities	0.8%
Other liabilities in excess of assets	- 3.2%

Top IndustriesFootnote Reference2

Banks	6.8%
Oil, Gas & Consumable Fuels	6.7%
Capital Markets	2.7%
Electric Utilities	2.4%
Consumer Finance	2.3%
Diversified Telecommunication Services	1.8%
Hotels, Restaurants & Leisure	1.5%
Insurance	1.4%
Aerospace & Defense	1.4%
Chemicals	1.0%
Other IndustriesFootnote Reference#	72.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,800,523,467
Number of Portfolio Holdings	576
Portfolio Turnover Rate	36.75%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Core Plus Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT BNY Mellon Core Plus Bond Fund

Class P

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.73%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	44.7%
Mortgage-Backed Securities	31.3%
Asset-Backed Securities	8.4%
U.S. Treasury Obligations	6.9%
Repurchase Agreements	5.7%
Foreign Government Securities	3.0%
Collateralized Mortgage Obligations	2.4%
Commercial Mortgage-Backed Securities	0.8%
Other liabilities in excess of assets	- 3.2%

Top IndustriesFootnote Reference2

Banks	6.8%
Oil, Gas & Consumable Fuels	6.7%
Capital Markets	2.7%
Electric Utilities	2.4%
Consumer Finance	2.3%
Diversified Telecommunication Services	1.8%
Hotels, Restaurants & Leisure	1.5%
Insurance	1.4%
Aerospace & Defense	1.4%
Chemicals	1.0%
Other IndustriesFootnote Reference#	72.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,800,523,467
Number of Portfolio Holdings	576
Portfolio Turnover Rate	36.75%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Core Plus Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT BNY Mellon Core Plus Bond Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.48%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	44.7%
Mortgage-Backed Securities	31.3%
Asset-Backed Securities	8.4%
U.S. Treasury Obligations	6.9%
Repurchase Agreements	5.7%
Foreign Government Securities	3.0%
Collateralized Mortgage Obligations	2.4%
Commercial Mortgage-Backed Securities	0.8%
Other liabilities in excess of assets	- 3.2%

Top IndustriesFootnote Reference2

Banks	6.8%
Oil, Gas & Consumable Fuels	6.7%
Capital Markets	2.7%
Electric Utilities	2.4%
Consumer Finance	2.3%
Diversified Telecommunication Services	1.8%
Hotels, Restaurants & Leisure	1.5%
Insurance	1.4%
Aerospace & Defense	1.4%
Chemicals	1.0%
Other IndustriesFootnote Reference#	72.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,800,523,467
Number of Portfolio Holdings	576
Portfolio Turnover Rate	36.75%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Core Plus Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT BNY Mellon Dynamic U.S. Core Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.61%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	88.5%
Short-Term Investment	7.2%
Repurchase Agreements	3.5%
Other assets in excess of liabilities	0.8%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	10.7%
Software	9.8%
Technology Hardware, Storage & Peripherals	6.2%
Interactive Media & Services	6.0%
Broadline Retail	3.5%
Financial Services	3.4%
Pharmaceuticals	3.4%
Oil, Gas & Consumable Fuels	3.0%
Banks	2.9%
Capital Markets	2.5%
Other IndustriesFootnote Reference#	48.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$2,379,635,426
Number of Portfolio Holdings	513
Portfolio Turnover Rate	1.86%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Core Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT BNY Mellon Dynamic U.S. Core Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$46	0.86%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	88.5%
Short-Term Investment	7.2%
Repurchase Agreements	3.5%
Other assets in excess of liabilities	0.8%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	10.7%
Software	9.8%
Technology Hardware, Storage & Peripherals	6.2%
Interactive Media & Services	6.0%
Broadline Retail	3.5%
Financial Services	3.4%
Pharmaceuticals	3.4%
Oil, Gas & Consumable Fuels	3.0%
Banks	2.9%
Capital Markets	2.5%
Other IndustriesFootnote Reference#	48.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$2,379,635,426
Number of Portfolio Holdings	513
Portfolio Turnover Rate	1.86%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Core Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.88%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	89.0%
Repurchase Agreements	8.9%
Short-Term Investment	4.4%
Other liabilities in excess of assets	- 2.3%

Top IndustriesFootnote Reference2

Banks	9.8%
Oil, Gas & Consumable Fuels	8.5%
Insurance	7.9%
Health Care Equipment & Supplies	6.5%
Financial Services	3.8%
Capital Markets	3.7%
Aerospace & Defense	3.7%
Pharmaceuticals	3.2%
Diversified Telecommunication Services	3.2%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	46.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$527,127,902
Number of Portfolio Holdings	79
Portfolio Turnover Rate	37.77%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$54	1.05%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	89.0%
Repurchase Agreements	8.9%
Short-Term Investment	4.4%
Other liabilities in excess of assets	- 2.3%

Top IndustriesFootnote Reference2

Banks	9.8%
Oil, Gas & Consumable Fuels	8.5%
Insurance	7.9%
Health Care Equipment & Supplies	6.5%
Financial Services	3.8%
Capital Markets	3.7%
Aerospace & Defense	3.7%
Pharmaceuticals	3.2%
Diversified Telecommunication Services	3.2%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	46.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$527,127,902
Number of Portfolio Holdings	79
Portfolio Turnover Rate	37.77%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class X

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$39	0.75%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	89.0%
Repurchase Agreements	8.9%
Short-Term Investment	4.4%
Other liabilities in excess of assets	- 2.3%

Top IndustriesFootnote Reference2

Banks	9.8%
Oil, Gas & Consumable Fuels	8.5%
Insurance	7.9%
Health Care Equipment & Supplies	6.5%
Financial Services	3.8%
Capital Markets	3.7%
Aerospace & Defense	3.7%
Pharmaceuticals	3.2%
Diversified Telecommunication Services	3.2%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	46.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$527,127,902
Number of Portfolio Holdings	79
Portfolio Turnover Rate	37.77%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class Z

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$52	1.00%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	89.0%
Repurchase Agreements	8.9%
Short-Term Investment	4.4%
Other liabilities in excess of assets	- 2.3%

Top IndustriesFootnote Reference2

Banks	9.8%
Oil, Gas & Consumable Fuels	8.5%
Insurance	7.9%
Health Care Equipment & Supplies	6.5%
Financial Services	3.8%
Capital Markets	3.7%
Aerospace & Defense	3.7%
Pharmaceuticals	3.2%
Diversified Telecommunication Services	3.2%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	46.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$527,127,902
Number of Portfolio Holdings	79
Portfolio Turnover Rate	37.77%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Bond Index Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.39%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
U.S. Treasury Obligations	42.7%
Mortgage-Backed Securities	25.4%
Corporate Bonds	24.8%
Repurchase Agreements	5.5%
Commercial Mortgage-Backed Securities	1.7%
Foreign Government Securities	1.5%
Supranational	1.2%
Municipal Bonds	0.6%
U.S. Government Agency Securities	0.6%
Other liabilities in excess of assets	- 4.0%

Top IndustriesFootnote Reference2

Banks	4.4%
Oil, Gas & Consumable Fuels	1.5%
Capital Markets	1.5%
Electric Utilities	1.5%
Health Care Providers & Services	1.0%
Pharmaceuticals	0.9%
Consumer Finance	0.8%
Diversified Telecommunication Services	0.7%
Semiconductors & Semiconductor Equipment	0.6%
Insurance	0.6%
Other IndustriesFootnote Reference#	86.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$2,147,265,781
Number of Portfolio Holdings	5,446
Portfolio Turnover Rate	34.16%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Bond Index Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Bond Index Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$12	0.24%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
U.S. Treasury Obligations	42.7%
Mortgage-Backed Securities	25.4%
Corporate Bonds	24.8%
Repurchase Agreements	5.5%
Commercial Mortgage-Backed Securities	1.7%
Foreign Government Securities	1.5%
Supranational	1.2%
Municipal Bonds	0.6%
U.S. Government Agency Securities	0.6%
Other liabilities in excess of assets	- 4.0%

Top IndustriesFootnote Reference2

Banks	4.4%
Oil, Gas & Consumable Fuels	1.5%
Capital Markets	1.5%
Electric Utilities	1.5%
Health Care Providers & Services	1.0%
Pharmaceuticals	0.9%
Consumer Finance	0.8%
Diversified Telecommunication Services	0.7%
Semiconductors & Semiconductor Equipment	0.6%
Insurance	0.6%
Other IndustriesFootnote Reference#	86.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$2,147,265,781
Number of Portfolio Holdings	5,446
Portfolio Turnover Rate	34.16%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Bond Index Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Calvert Equity Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Calvert Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.78%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	96.5%
Other assets in excess of liabilities	3.5%

Top IndustriesFootnote Reference2

Financial Services	12.1%
Life Sciences Tools & Services	11.0%
Software	10.6%
Capital Markets	8.9%
Chemicals	7.5%
IT Services	6.3%
Interactive Media & Services	5.1%
Specialty Retail	5.0%
Electronic Equipment, Instruments & Components	4.4%
Machinery	4.4%
Other Industries	24.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$103,513,223
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3.98%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Calvert Equity Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Calvert Equity Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Calvert Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$44	0.87%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	96.5%
Other assets in excess of liabilities	3.5%

Top IndustriesFootnote Reference2

Financial Services	12.1%
Life Sciences Tools & Services	11.0%
Software	10.6%
Capital Markets	8.9%
Chemicals	7.5%
IT Services	6.3%
Interactive Media & Services	5.1%
Specialty Retail	5.0%
Electronic Equipment, Instruments & Components	4.4%
Machinery	4.4%
Other Industries	24.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$103,513,223
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3.98%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Calvert Equity Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Columbia Overseas Value Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Columbia Overseas Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.4%
Repurchase Agreements	5.3%
Other liabilities in excess of assets	- 2.7%

Top CountriesFootnote Reference2

Japan	23.9%
United States	12.9%
France	12.2%
United Kingdom	10.9%
Netherlands	6.3%
Germany	4.1%
Canada	4.0%
Israel	3.3%
Spain	2.4%
Ireland	2.2%
Other CountriesFootnote Reference#	17.8%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$229,207,889
Number of Portfolio Holdings	101
Portfolio Turnover Rate	24.77%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Columbia Overseas Value Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Columbia Overseas Value Fund

Class X

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Columbia Overseas Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$43	0.85%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.4%
Repurchase Agreements	5.3%
Other liabilities in excess of assets	- 2.7%

Top CountriesFootnote Reference2

Japan	23.9%
United States	12.9%
France	12.2%
United Kingdom	10.9%
Netherlands	6.3%
Germany	4.1%
Canada	4.0%
Israel	3.3%
Spain	2.4%
Ireland	2.2%
Other CountriesFootnote Reference#	17.8%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$229,207,889
Number of Portfolio Holdings	101
Portfolio Turnover Rate	24.77%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Columbia Overseas Value Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Columbia Overseas Value Fund

Class Z

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Columbia Overseas Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$56	1.10%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.4%
Repurchase Agreements	5.3%
Other liabilities in excess of assets	- 2.7%

Top CountriesFootnote Reference2

Japan	23.9%
United States	12.9%
France	12.2%
United Kingdom	10.9%
Netherlands	6.3%
Germany	4.1%
Canada	4.0%
Israel	3.3%
Spain	2.4%
Ireland	2.2%
Other CountriesFootnote Reference#	17.8%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$229,207,889
Number of Portfolio Holdings	101
Portfolio Turnover Rate	24.77%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Columbia Overseas Value Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Core Bond Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Core Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.59%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	34.8%
Mortgage-Backed Securities	26.4%
U.S. Treasury Obligations	25.2%
Asset-Backed Securities	8.8%
Repurchase Agreements	2.8%
U.S. Government Agency Securities	1.6%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	1.1%
Municipal Bonds	0.8%
Other liabilities in excess of assets	- 2.8%

Top IndustriesFootnote Reference2

Banks	5.9%
Electric Utilities	5.2%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	2.8%
Insurance	1.5%
Health Care Providers & Services	0.9%
Food Products	0.9%
Aerospace & Defense	0.8%
Ground Transportation	0.7%
Tobacco	0.6%
Other IndustriesFootnote Reference#	77.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,704,986,178
Number of Portfolio Holdings	387
Portfolio Turnover Rate	13.30%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Core Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Core Bond Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Core Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$42	0.84%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	34.8%
Mortgage-Backed Securities	26.4%
U.S. Treasury Obligations	25.2%
Asset-Backed Securities	8.8%
Repurchase Agreements	2.8%
U.S. Government Agency Securities	1.6%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	1.1%
Municipal Bonds	0.8%
Other liabilities in excess of assets	- 2.8%

Top IndustriesFootnote Reference2

Banks	5.9%
Electric Utilities	5.2%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	2.8%
Insurance	1.5%
Health Care Providers & Services	0.9%
Food Products	0.9%
Aerospace & Defense	0.8%
Ground Transportation	0.7%
Tobacco	0.6%
Other IndustriesFootnote Reference#	77.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,704,986,178
Number of Portfolio Holdings	387
Portfolio Turnover Rate	13.30%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Core Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Core Bond Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Core Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$22	0.44%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	34.8%
Mortgage-Backed Securities	26.4%
U.S. Treasury Obligations	25.2%
Asset-Backed Securities	8.8%
Repurchase Agreements	2.8%
U.S. Government Agency Securities	1.6%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	1.1%
Municipal Bonds	0.8%
Other liabilities in excess of assets	- 2.8%

Top IndustriesFootnote Reference2

Banks	5.9%
Electric Utilities	5.2%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	2.8%
Insurance	1.5%
Health Care Providers & Services	0.9%
Food Products	0.9%
Aerospace & Defense	0.8%
Ground Transportation	0.7%
Tobacco	0.6%
Other IndustriesFootnote Reference#	77.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,704,986,178
Number of Portfolio Holdings	387
Portfolio Turnover Rate	13.30%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Core Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT DoubleLine Total Return Tactical Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.55%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
U.S. Treasury Obligations	22.1%
Mortgage-Backed Securities	19.1%
Collateralized Mortgage Obligations	19.1%
Asset-Backed Securities	16.2%
Corporate Bonds	12.4%
Commercial Mortgage-Backed Securities	5.7%
Investment Company	1.9%
Other assets in excess of liabilities	3.5%

Top IndustriesFootnote Reference2

Banks	1.4%
Electric Utilities	1.2%
Oil, Gas & Consumable Fuels	1.2%
Hotels, Restaurants & Leisure	0.8%
Health Care Providers & Services	0.6%
Other Industries	94.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$192,964,712
Number of Portfolio Holdings	547
Portfolio Turnover Rate	53.62%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT DoubleLine Total Return Tactical Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT DoubleLine Total Return Tactical Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$49	0.98%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
U.S. Treasury Obligations	22.1%
Mortgage-Backed Securities	19.1%
Collateralized Mortgage Obligations	19.1%
Asset-Backed Securities	16.2%
Corporate Bonds	12.4%
Commercial Mortgage-Backed Securities	5.7%
Investment Company	1.9%
Other assets in excess of liabilities	3.5%

Top IndustriesFootnote Reference2

Banks	1.4%
Electric Utilities	1.2%
Oil, Gas & Consumable Fuels	1.2%
Hotels, Restaurants & Leisure	0.8%
Health Care Providers & Services	0.6%
Other Industries	94.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$192,964,712
Number of Portfolio Holdings	547
Portfolio Turnover Rate	53.62%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT DoubleLine Total Return Tactical Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT DoubleLine Total Return Tactical Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$29	0.58%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
U.S. Treasury Obligations	22.1%
Mortgage-Backed Securities	19.1%
Collateralized Mortgage Obligations	19.1%
Asset-Backed Securities	16.2%
Corporate Bonds	12.4%
Commercial Mortgage-Backed Securities	5.7%
Investment Company	1.9%
Other assets in excess of liabilities	3.5%

Top IndustriesFootnote Reference2

Banks	1.4%
Electric Utilities	1.2%
Oil, Gas & Consumable Fuels	1.2%
Hotels, Restaurants & Leisure	0.8%
Health Care Providers & Services	0.6%
Other Industries	94.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$192,964,712
Number of Portfolio Holdings	547
Portfolio Turnover Rate	53.62%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT DoubleLine Total Return Tactical Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Emerging Markets Fund

Class D

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$77	1.48%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	100.0%
Other liabilities in excess of assets	0.0%

Top CountriesFootnote Reference2

China	22.7%
India	20.6%
Taiwan	20.3%
South Korea	15.4%
Hong Kong	3.9%
Thailand	3.1%
Indonesia	2.5%
Brazil	2.3%
Poland	2.1%
Greece	1.8%
Other Countries	5.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$154,929,878
Number of Portfolio Holdings	75
Portfolio Turnover Rate	28.02%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Emerging Markets Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Emerging Markets Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.20%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	100.0%
Other liabilities in excess of assets	0.0%

Top CountriesFootnote Reference2

China	22.7%
India	20.6%
Taiwan	20.3%
South Korea	15.4%
Hong Kong	3.9%
Thailand	3.1%
Indonesia	2.5%
Brazil	2.3%
Poland	2.1%
Greece	1.8%
Other Countries	5.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$154,929,878
Number of Portfolio Holdings	75
Portfolio Turnover Rate	28.02%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Emerging Markets Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Emerging Markets Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$75	1.44%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	100.0%
Other liabilities in excess of assets	0.0%

Top CountriesFootnote Reference2

China	22.7%
India	20.6%
Taiwan	20.3%
South Korea	15.4%
Hong Kong	3.9%
Thailand	3.1%
Indonesia	2.5%
Brazil	2.3%
Poland	2.1%
Greece	1.8%
Other Countries	5.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$154,929,878
Number of Portfolio Holdings	75
Portfolio Turnover Rate	28.02%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Emerging Markets Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Emerging Markets Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$54	1.04%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	100.0%
Other liabilities in excess of assets	0.0%

Top CountriesFootnote Reference2

China	22.7%
India	20.6%
Taiwan	20.3%
South Korea	15.4%
Hong Kong	3.9%
Thailand	3.1%
Indonesia	2.5%
Brazil	2.3%
Poland	2.1%
Greece	1.8%
Other Countries	5.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$154,929,878
Number of Portfolio Holdings	75
Portfolio Turnover Rate	28.02%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Emerging Markets Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Federated High Income Bond Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Federated High Income Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.91%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	95.6%
Other assets in excess of liabilities	4.4%

Top IndustriesFootnote Reference2

Technology	11.6%
Insurance - P&C	8.7%
Automotive	6.6%
Cable Satellite	6.6%
Midstream	6.1%
Gaming	5.3%
Packaging	5.1%
Healthcare	4.8%
Consumer Cyclical Services	4.2%
Building Materials	4.1%
Other Industries	36.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$95,814,441
Number of Portfolio Holdings	424
Portfolio Turnover Rate	14.83%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Federated High Income Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Government Bond Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.71%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Mortgage-Backed Security	49.1%
U.S. Government Agency Security	16.3%
U.S. Treasury Obligation	13.0%
Collateralized Mortgage Obligation	7.8%
Asset-Backed Security	6.3%
Corporate Bond	5.0%
Commercial Mortgage-Backed Security	3.1%
Other liabilities in excess of assets	- 0.6%

Top Ten HoldingsFootnote Reference2

FFCB, 3.14%, 7/2/2026	4.2%
FFCB, 2.38%, 3/16/2032	4.2%
U.S. Treasury Bonds, 2.25%, 8/15/2046	3.9%
Resolution Funding Corp., 1/15/2030	3.8%
FNMA UMBS, 2.00%, 4/1/2052	3.2%
Private Export Funding Corp., 1.75%, 11/15/2024	3.2%
FNMA, 2.50%, 9/25/2042	2.5%
FNMA UMBS, 3.00%, 12/1/2047	2.3%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.2%
State of Israel AID Bond, 5.50%, 9/18/2033	2.1%
Other Holdings	68.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$307,286,857
Number of Portfolio Holdings	129
Portfolio Turnover Rate	33.40%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Government Bond Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$47	0.96%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Mortgage-Backed Security	49.1%
U.S. Government Agency Security	16.3%
U.S. Treasury Obligation	13.0%
Collateralized Mortgage Obligation	7.8%
Asset-Backed Security	6.3%
Corporate Bond	5.0%
Commercial Mortgage-Backed Security	3.1%
Other liabilities in excess of assets	- 0.6%

Top Ten HoldingsFootnote Reference2

FFCB, 3.14%, 7/2/2026	4.2%
FFCB, 2.38%, 3/16/2032	4.2%
U.S. Treasury Bonds, 2.25%, 8/15/2046	3.9%
Resolution Funding Corp., 1/15/2030	3.8%
FNMA UMBS, 2.00%, 4/1/2052	3.2%
Private Export Funding Corp., 1.75%, 11/15/2024	3.2%
FNMA, 2.50%, 9/25/2042	2.5%
FNMA UMBS, 3.00%, 12/1/2047	2.3%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.2%
State of Israel AID Bond, 5.50%, 9/18/2033	2.1%
Other Holdings	68.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$307,286,857
Number of Portfolio Holdings	129
Portfolio Turnover Rate	33.40%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Government Bond Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$35	0.71%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Mortgage-Backed Security	49.1%
U.S. Government Agency Security	16.3%
U.S. Treasury Obligation	13.0%
Collateralized Mortgage Obligation	7.8%
Asset-Backed Security	6.3%
Corporate Bond	5.0%
Commercial Mortgage-Backed Security	3.1%
Other liabilities in excess of assets	- 0.6%

Top Ten HoldingsFootnote Reference2

FFCB, 3.14%, 7/2/2026	4.2%
FFCB, 2.38%, 3/16/2032	4.2%
U.S. Treasury Bonds, 2.25%, 8/15/2046	3.9%
Resolution Funding Corp., 1/15/2030	3.8%
FNMA UMBS, 2.00%, 4/1/2052	3.2%
Private Export Funding Corp., 1.75%, 11/15/2024	3.2%
FNMA, 2.50%, 9/25/2042	2.5%
FNMA UMBS, 3.00%, 12/1/2047	2.3%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.2%
State of Israel AID Bond, 5.50%, 9/18/2033	2.1%
Other Holdings	68.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$307,286,857
Number of Portfolio Holdings	129
Portfolio Turnover Rate	33.40%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Government Bond Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$28	0.56%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Mortgage-Backed Security	49.1%
U.S. Government Agency Security	16.3%
U.S. Treasury Obligation	13.0%
Collateralized Mortgage Obligation	7.8%
Asset-Backed Security	6.3%
Corporate Bond	5.0%
Commercial Mortgage-Backed Security	3.1%
Other liabilities in excess of assets	- 0.6%

Top Ten HoldingsFootnote Reference2

FFCB, 3.14%, 7/2/2026	4.2%
FFCB, 2.38%, 3/16/2032	4.2%
U.S. Treasury Bonds, 2.25%, 8/15/2046	3.9%
Resolution Funding Corp., 1/15/2030	3.8%
FNMA UMBS, 2.00%, 4/1/2052	3.2%
Private Export Funding Corp., 1.75%, 11/15/2024	3.2%
FNMA, 2.50%, 9/25/2042	2.5%
FNMA UMBS, 3.00%, 12/1/2047	2.3%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.2%
State of Israel AID Bond, 5.50%, 9/18/2033	2.1%
Other Holdings	68.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$307,286,857
Number of Portfolio Holdings	129
Portfolio Turnover Rate	33.40%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Government Money Market Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Repurchase Agreements	42.5%
U.S. Treasury Obligations	37.8%
U.S. Government Agency Securities	21.4%
Other liabilities in excess of assets	- 1.7%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Bills, 5.18%, 7/5/2024	2.5%
U.S. Treasury Notes, 5.46%, 4/30/2026	2.3%
FHLB, 5.32%, 9/27/2024	2.0%
U.S. Treasury Bills, 5.32%, 9/5/2024	1.5%
U.S. Treasury Bills, 5.24%, 8/15/2024	1.5%
U.S. Treasury Bills, 5.25%, 8/1/2024	1.4%
U.S. Treasury Bills, 5.30%, 8/29/2024	1.3%
FHLB, 5.35%, 10/8/2024	1.3%
U.S. Treasury Notes, 5.34%, 7/31/2024	1.3%
U.S. Treasury Notes, 5.48%, 10/31/2025	1.3%
Other HoldingsFootnote Reference#	83.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$3,016,357,834
Number of Portfolio Holdings	81
Portfolio Turnover Rate	22.08%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Government Money Market Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$35	0.69%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Repurchase Agreements	42.5%
U.S. Treasury Obligations	37.8%
U.S. Government Agency Securities	21.4%
Other liabilities in excess of assets	- 1.7%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Bills, 5.18%, 7/5/2024	2.5%
U.S. Treasury Notes, 5.46%, 4/30/2026	2.3%
FHLB, 5.32%, 9/27/2024	2.0%
U.S. Treasury Bills, 5.32%, 9/5/2024	1.5%
U.S. Treasury Bills, 5.24%, 8/15/2024	1.5%
U.S. Treasury Bills, 5.25%, 8/1/2024	1.4%
U.S. Treasury Bills, 5.30%, 8/29/2024	1.3%
FHLB, 5.35%, 10/8/2024	1.3%
U.S. Treasury Notes, 5.34%, 7/31/2024	1.3%
U.S. Treasury Notes, 5.48%, 10/31/2025	1.3%
Other HoldingsFootnote Reference#	83.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$3,016,357,834
Number of Portfolio Holdings	81
Portfolio Turnover Rate	22.08%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Government Money Market Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$22	0.44%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Repurchase Agreements	42.5%
U.S. Treasury Obligations	37.8%
U.S. Government Agency Securities	21.4%
Other liabilities in excess of assets	- 1.7%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Bills, 5.18%, 7/5/2024	2.5%
U.S. Treasury Notes, 5.46%, 4/30/2026	2.3%
FHLB, 5.32%, 9/27/2024	2.0%
U.S. Treasury Bills, 5.32%, 9/5/2024	1.5%
U.S. Treasury Bills, 5.24%, 8/15/2024	1.5%
U.S. Treasury Bills, 5.25%, 8/1/2024	1.4%
U.S. Treasury Bills, 5.30%, 8/29/2024	1.3%
FHLB, 5.35%, 10/8/2024	1.3%
U.S. Treasury Notes, 5.34%, 7/31/2024	1.3%
U.S. Treasury Notes, 5.48%, 10/31/2025	1.3%
Other HoldingsFootnote Reference#	83.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$3,016,357,834
Number of Portfolio Holdings	81
Portfolio Turnover Rate	22.08%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Government Money Market Fund

Class V

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$20	0.39%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Repurchase Agreements	42.5%
U.S. Treasury Obligations	37.8%
U.S. Government Agency Securities	21.4%
Other liabilities in excess of assets	- 1.7%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Bills, 5.18%, 7/5/2024	2.5%
U.S. Treasury Notes, 5.46%, 4/30/2026	2.3%
FHLB, 5.32%, 9/27/2024	2.0%
U.S. Treasury Bills, 5.32%, 9/5/2024	1.5%
U.S. Treasury Bills, 5.24%, 8/15/2024	1.5%
U.S. Treasury Bills, 5.25%, 8/1/2024	1.4%
U.S. Treasury Bills, 5.30%, 8/29/2024	1.3%
FHLB, 5.35%, 10/8/2024	1.3%
U.S. Treasury Notes, 5.34%, 7/31/2024	1.3%
U.S. Treasury Notes, 5.48%, 10/31/2025	1.3%
Other HoldingsFootnote Reference#	83.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$3,016,357,834
Number of Portfolio Holdings	81
Portfolio Turnover Rate	22.08%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Government Money Market Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$15	0.29%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Repurchase Agreements	42.5%
U.S. Treasury Obligations	37.8%
U.S. Government Agency Securities	21.4%
Other liabilities in excess of assets	- 1.7%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Bills, 5.18%, 7/5/2024	2.5%
U.S. Treasury Notes, 5.46%, 4/30/2026	2.3%
FHLB, 5.32%, 9/27/2024	2.0%
U.S. Treasury Bills, 5.32%, 9/5/2024	1.5%
U.S. Treasury Bills, 5.24%, 8/15/2024	1.5%
U.S. Treasury Bills, 5.25%, 8/1/2024	1.4%
U.S. Treasury Bills, 5.30%, 8/29/2024	1.3%
FHLB, 5.35%, 10/8/2024	1.3%
U.S. Treasury Notes, 5.34%, 7/31/2024	1.3%
U.S. Treasury Notes, 5.48%, 10/31/2025	1.3%
Other HoldingsFootnote Reference#	83.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$3,016,357,834
Number of Portfolio Holdings	81
Portfolio Turnover Rate	22.08%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT GS Emerging Markets Equity Insights Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT GS Emerging Markets Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$52	0.98%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.5%
Repurchase Agreements	0.6%
Other liabilities in excess of assets	- 0.1%

Top CountriesFootnote Reference2

China	25.5%
Taiwan	19.9%
India	18.6%
South Korea	12.8%
Brazil	4.7%
Saudi Arabia	3.6%
South Africa	2.6%
Mexico	2.4%
Indonesia	1.9%
Thailand	1.7%
Other CountriesFootnote Reference#	6.3%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$777,910,980
Number of Portfolio Holdings	386
Portfolio Turnover Rate	74.40%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS Emerging Markets Equity Insights Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT GS International Equity Insights Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT GS International Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.79%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.2%
Repurchase Agreements	0.8%
Other assets in excess of liabilities	1.0%

Top CountriesFootnote Reference2

Japan	23.5%
United States	10.3%
Germany	9.7%
Australia	8.4%
United Kingdom	7.6%
France	7.1%
Netherlands	6.9%
Switzerland	6.3%
Denmark	5.3%
Sweden	4.2%
Other CountriesFootnote Reference#	10.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$718,648,591
Number of Portfolio Holdings	332
Portfolio Turnover Rate	73.47%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS International Equity Insights Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT GS Large Cap Equity Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT GS Large Cap Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$31	0.58%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.6%
Repurchase Agreements	2.2%
Other liabilities in excess of assets	- 1.8%

Top IndustriesFootnote Reference2

Software	10.2%
Semiconductors & Semiconductor Equipment	9.9%
Interactive Media & Services	6.9%
Technology Hardware, Storage & Peripherals	6.8%
Financial Services	4.5%
Broadline Retail	3.4%
Machinery	3.3%
Banks	3.1%
Biotechnology	3.1%
Oil, Gas & Consumable Fuels	3.0%
Other IndustriesFootnote Reference#	45.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$2,176,188,157
Number of Portfolio Holdings	254
Portfolio Turnover Rate	60.22%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS Large Cap Equity Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT GS Small Cap Equity Insights Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT GS Small Cap Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$39	0.77%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.3%
Repurchase Agreements	15.7%
Other liabilities in excess of assets	- 15.0%

Top IndustriesFootnote Reference2

Banks	8.0%
Biotechnology	7.3%
Software	6.0%
Machinery	3.5%
Health Care Providers & Services	3.5%
Hotels, Restaurants & Leisure	3.3%
Oil, Gas & Consumable Fuels	3.2%
Electronic Equipment, Instruments & Components	3.1%
Specialty Retail	2.9%
Financial Services	2.7%
Other IndustriesFootnote Reference#	56.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$234,641,443
Number of Portfolio Holdings	562
Portfolio Turnover Rate	83.45%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS Small Cap Equity Insights Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT International Equity Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.98%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.0%
Repurchase Agreement	0.8%
Other assets in excess of liabilities	0.2%

Top CountriesFootnote Reference2

Japan	13.9%
China	8.5%
United Kingdom	7.2%
Canada	7.0%
Taiwan	6.4%
France	5.6%
Switzerland	5.4%
India	5.1%
United States	4.6%
Germany	4.5%
Other CountriesFootnote Reference#	31.8%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$101,011,120
Number of Portfolio Holdings	249
Portfolio Turnover Rate	43.69%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Equity Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT International Equity Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$64	1.23%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.0%
Repurchase Agreement	0.8%
Other assets in excess of liabilities	0.2%

Top CountriesFootnote Reference2

Japan	13.9%
China	8.5%
United Kingdom	7.2%
Canada	7.0%
Taiwan	6.4%
France	5.6%
Switzerland	5.4%
India	5.1%
United States	4.6%
Germany	4.5%
Other CountriesFootnote Reference#	31.8%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$101,011,120
Number of Portfolio Holdings	249
Portfolio Turnover Rate	43.69%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Equity Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT International Index Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.6%
Repurchase Agreements	1.8%
Other liabilities in excess of assets	- 0.4%

Top CountriesFootnote Reference2

Japan	22.4%
United Kingdom	10.5%
France	9.3%
United States	8.9%
Germany	8.4%
Australia	7.4%
Switzerland	6.3%
Netherlands	4.8%
Denmark	3.9%
Sweden	3.2%
Other CountriesFootnote Reference#	14.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,381,627,078
Number of Portfolio Holdings	766
Portfolio Turnover Rate	2.25%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT International Index Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$35	0.68%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.6%
Repurchase Agreements	1.8%
Other liabilities in excess of assets	- 0.4%

Top CountriesFootnote Reference2

Japan	22.4%
United Kingdom	10.5%
France	9.3%
United States	8.9%
Germany	8.4%
Australia	7.4%
Switzerland	6.3%
Netherlands	4.8%
Denmark	3.9%
Sweden	3.2%
Other CountriesFootnote Reference#	14.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,381,627,078
Number of Portfolio Holdings	766
Portfolio Turnover Rate	2.25%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT International Index Fund

Class VIII

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VIII	$41	0.80%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.6%
Repurchase Agreements	1.8%
Other liabilities in excess of assets	- 0.4%

Top CountriesFootnote Reference2

Japan	22.4%
United Kingdom	10.5%
France	9.3%
United States	8.9%
Germany	8.4%
Australia	7.4%
Switzerland	6.3%
Netherlands	4.8%
Denmark	3.9%
Sweden	3.2%
Other CountriesFootnote Reference#	14.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,381,627,078
Number of Portfolio Holdings	766
Portfolio Turnover Rate	2.25%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT International Index Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$16	0.30%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.6%
Repurchase Agreements	1.8%
Other liabilities in excess of assets	- 0.4%

Top CountriesFootnote Reference2

Japan	22.4%
United Kingdom	10.5%
France	9.3%
United States	8.9%
Germany	8.4%
Australia	7.4%
Switzerland	6.3%
Netherlands	4.8%
Denmark	3.9%
Sweden	3.2%
Other CountriesFootnote Reference#	14.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,381,627,078
Number of Portfolio Holdings	766
Portfolio Turnover Rate	2.25%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Invesco Small Cap Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.08%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.6%
Repurchase Agreements	11.0%
Other liabilities in excess of assets	- 8.6%

Top IndustriesFootnote Reference2

Software	9.1%
Semiconductors & Semiconductor Equipment	8.0%
Hotels, Restaurants & Leisure	5.6%
Health Care Providers & Services	5.2%
Electronic Equipment, Instruments & Components	5.2%
Health Care Equipment & Supplies	5.1%
Biotechnology	4.7%
Capital Markets	4.4%
Machinery	4.1%
Commercial Services & Supplies	3.6%
Other IndustriesFootnote Reference#	45.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$145,748,534
Number of Portfolio Holdings	111
Portfolio Turnover Rate	69.76%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Invesco Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Invesco Small Cap Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$70	1.33%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.6%
Repurchase Agreements	11.0%
Other liabilities in excess of assets	- 8.6%

Top IndustriesFootnote Reference2

Software	9.1%
Semiconductors & Semiconductor Equipment	8.0%
Hotels, Restaurants & Leisure	5.6%
Health Care Providers & Services	5.2%
Electronic Equipment, Instruments & Components	5.2%
Health Care Equipment & Supplies	5.1%
Biotechnology	4.7%
Capital Markets	4.4%
Machinery	4.1%
Commercial Services & Supplies	3.6%
Other IndustriesFootnote Reference#	45.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$145,748,534
Number of Portfolio Holdings	111
Portfolio Turnover Rate	69.76%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Invesco Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Aggressive Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$30	0.58%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	86.5%
Fixed Income Fund	12.9%
Money Market Fund	0.7%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.6%
NVIT International Index Fund, Class Y	19.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	13.1%
NVIT Bond Index Fund, Class Y	7.7%
NVIT Mid Cap Index Fund, Class Y	7.4%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	6.8%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	3.9%
iShares 7-10 Year Treasury Bond ETF	1.1%
iShares Core S&P Small-Cap ETF	1.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	0.7%
Other Holdings	0.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$393,432,999
Number of Portfolio Holdings	13
Portfolio Turnover Rate	44.63%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Aggressive Fund

Class P

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.43%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	86.5%
Fixed Income Fund	12.9%
Money Market Fund	0.7%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.6%
NVIT International Index Fund, Class Y	19.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	13.1%
NVIT Bond Index Fund, Class Y	7.7%
NVIT Mid Cap Index Fund, Class Y	7.4%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	6.8%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	3.9%
iShares 7-10 Year Treasury Bond ETF	1.1%
iShares Core S&P Small-Cap ETF	1.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	0.7%
Other Holdings	0.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$393,432,999
Number of Portfolio Holdings	13
Portfolio Turnover Rate	44.63%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Balanced Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.57%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	47.7%
Equity Fund	45.8%
Money Market Fund	6.5%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	22.0%
NVIT International Index Fund, Class Y	8.8%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	8.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	6.5%
NVIT Loomis Short Term Bond Fund, Class Y	4.2%
iShares 7-10 Year Treasury Bond ETF	3.8%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
NVIT Mid Cap Index Fund, Class Y	1.9%
Other Holdings	4.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,156,849,763
Number of Portfolio Holdings	15
Portfolio Turnover Rate	26.63%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Balanced Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Balanced Fund

Class P

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$21	0.42%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	47.7%
Equity Fund	45.8%
Money Market Fund	6.5%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	22.0%
NVIT International Index Fund, Class Y	8.8%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	8.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	6.5%
NVIT Loomis Short Term Bond Fund, Class Y	4.2%
iShares 7-10 Year Treasury Bond ETF	3.8%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
NVIT Mid Cap Index Fund, Class Y	1.9%
Other Holdings	4.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,156,849,763
Number of Portfolio Holdings	15
Portfolio Turnover Rate	26.63%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Balanced Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Capital Appreciation Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.57%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	67.3%
Fixed Income Fund	30.2%
Money Market Fund	2.5%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	32.7%
NVIT Bond Index Fund, Class Y	19.0%
NVIT International Index Fund, Class Y	13.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.5%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	5.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT Mid Cap Index Fund, Class Y	2.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.5%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
iShares 20+ Year Treasury Bond ETF	1.7%
Other Holdings	4.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,102,710,489
Number of Portfolio Holdings	14
Portfolio Turnover Rate	35.85%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Capital Appreciation Fund

Class P

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$21	0.42%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	67.3%
Fixed Income Fund	30.2%
Money Market Fund	2.5%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	32.7%
NVIT Bond Index Fund, Class Y	19.0%
NVIT International Index Fund, Class Y	13.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.5%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	5.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT Mid Cap Index Fund, Class Y	2.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.5%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
iShares 20+ Year Treasury Bond ETF	1.7%
Other Holdings	4.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,102,710,489
Number of Portfolio Holdings	14
Portfolio Turnover Rate	35.85%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Conservative Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.58%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	75.5%
Equity Fund	16.1%
Money Market Fund	8.5%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	38.4%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	11.0%
NVIT Loomis Short Term Bond Fund, Class Y	9.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	8.3%
iShares 7-10 Year Treasury Bond ETF	5.7%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares U.S. Treasury Bond ETF	3.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	3.0%
NVIT International Index Fund, Class Y	2.9%
Other HoldingsFootnote Reference#	4.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$467,935,854
Number of Portfolio Holdings	17
Portfolio Turnover Rate	13.70%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Conservative Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Conservative Fund

Class P

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$21	0.43%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	75.5%
Equity Fund	16.1%
Money Market Fund	8.5%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	38.4%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	11.0%
NVIT Loomis Short Term Bond Fund, Class Y	9.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	8.3%
iShares 7-10 Year Treasury Bond ETF	5.7%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares U.S. Treasury Bond ETF	3.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	3.0%
NVIT International Index Fund, Class Y	2.9%
Other HoldingsFootnote Reference#	4.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$467,935,854
Number of Portfolio Holdings	17
Portfolio Turnover Rate	13.70%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Conservative Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Managed Growth & Income Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	43.7%
Fixed Income Fund	43.4%
Money Market Fund	5.6%
Other assets in excess of liabilities	7.3%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	23.6%
NVIT International Index Fund, Class Y	9.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	7.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	6.0%
iShares 7-10 Year Treasury Bond ETF	4.4%
NVIT Loomis Short Term Bond Fund, Class Y	3.8%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.3%
iShares U.S. Treasury Bond ETF	1.7%
Other Holdings	3.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$418,830,024
Number of Portfolio Holdings	19
Portfolio Turnover Rate	29.76%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth & Income Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Managed Growth & Income Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$28	0.55%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	43.7%
Fixed Income Fund	43.4%
Money Market Fund	5.6%
Other assets in excess of liabilities	7.3%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	23.6%
NVIT International Index Fund, Class Y	9.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	7.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	6.0%
iShares 7-10 Year Treasury Bond ETF	4.4%
NVIT Loomis Short Term Bond Fund, Class Y	3.8%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.3%
iShares U.S. Treasury Bond ETF	1.7%
Other Holdings	3.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$418,830,024
Number of Portfolio Holdings	19
Portfolio Turnover Rate	29.76%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth & Income Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Managed Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	52.6%
Fixed Income Fund	35.0%
Money Market Fund	4.5%
Other assets in excess of liabilities	7.9%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.4%
NVIT Bond Index Fund, Class Y	24.0%
NVIT International Index Fund, Class Y	10.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	6.5%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.3%
iShares 7-10 Year Treasury Bond ETF	3.0%
NVIT Loomis Short Term Bond Fund, Class Y	1.9%
NVIT Mid Cap Index Fund, Class Y	1.7%
Other Holdings	3.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,041,947,484
Number of Portfolio Holdings	18
Portfolio Turnover Rate	33.25%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Managed Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.56%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	52.6%
Fixed Income Fund	35.0%
Money Market Fund	4.5%
Other assets in excess of liabilities	7.9%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.4%
NVIT Bond Index Fund, Class Y	24.0%
NVIT International Index Fund, Class Y	10.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	6.5%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.3%
iShares 7-10 Year Treasury Bond ETF	3.0%
NVIT Loomis Short Term Bond Fund, Class Y	1.9%
NVIT Mid Cap Index Fund, Class Y	1.7%
Other Holdings	3.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,041,947,484
Number of Portfolio Holdings	18
Portfolio Turnover Rate	33.25%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Moderate Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.57%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	56.8%
Fixed Income Fund	38.1%
Money Market Fund	5.1%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.9%
NVIT Bond Index Fund, Class Y	23.1%
NVIT International Index Fund, Class Y	11.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	7.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.7%
iShares 7-10 Year Treasury Bond ETF	3.0%
NVIT Mid Cap Index Fund, Class Y	2.1%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
Other Holdings	3.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,829,388,343
Number of Portfolio Holdings	14
Portfolio Turnover Rate	31.80%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderate Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Moderate Fund

Class P

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$21	0.42%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	56.8%
Fixed Income Fund	38.1%
Money Market Fund	5.1%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.9%
NVIT Bond Index Fund, Class Y	23.1%
NVIT International Index Fund, Class Y	11.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	7.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.7%
iShares 7-10 Year Treasury Bond ETF	3.0%
NVIT Mid Cap Index Fund, Class Y	2.1%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
Other Holdings	3.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,829,388,343
Number of Portfolio Holdings	14
Portfolio Turnover Rate	31.80%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderate Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Moderately Aggressive Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.57%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	77.0%
Fixed Income Fund	21.8%
Money Market Fund	1.2%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	34.6%
NVIT International Index Fund, Class Y	17.0%
NVIT Bond Index Fund, Class Y	15.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	12.2%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.7%
NVIT Mid Cap Index Fund, Class Y	5.1%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	4.9%
iShares 7-10 Year Treasury Bond ETF	1.6%
iShares Core S&P Small-Cap ETF	1.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class	1.2%
Other Holdings	1.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,005,869,321
Number of Portfolio Holdings	13
Portfolio Turnover Rate	39.07%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Moderately Aggressive Fund

Class P

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.42%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	77.0%
Fixed Income Fund	21.8%
Money Market Fund	1.2%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	34.6%
NVIT International Index Fund, Class Y	17.0%
NVIT Bond Index Fund, Class Y	15.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	12.2%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.7%
NVIT Mid Cap Index Fund, Class Y	5.1%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	4.9%
iShares 7-10 Year Treasury Bond ETF	1.6%
iShares Core S&P Small-Cap ETF	1.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class	1.2%
Other Holdings	1.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,005,869,321
Number of Portfolio Holdings	13
Portfolio Turnover Rate	39.07%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Moderately Conservative Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.57%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	56.9%
Equity Fund	34.9%
Money Market Fund	8.2%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	31.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.7%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	9.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.2%
NVIT International Index Fund, Class Y	6.6%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.7%
iShares 7-10 Year Treasury Bond ETF	4.0%
Nationwide Inflation-Protected Securities Fund, Class R6	3.1%
iShares U.S. Treasury Bond ETF	2.3%
Other Holdings	7.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$531,624,085
Number of Portfolio Holdings	16
Portfolio Turnover Rate	20.98%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Conservative Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Investor Destinations Moderately Conservative Fund

Class P

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$21	0.42%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	56.9%
Equity Fund	34.9%
Money Market Fund	8.2%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	31.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.7%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	9.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.2%
NVIT International Index Fund, Class Y	6.6%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.7%
iShares 7-10 Year Treasury Bond ETF	4.0%
Nationwide Inflation-Protected Securities Fund, Class R6	3.1%
iShares U.S. Treasury Bond ETF	2.3%
Other Holdings	7.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$531,624,085
Number of Portfolio Holdings	16
Portfolio Turnover Rate	20.98%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Conservative Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT iShares® Fixed Income ETF Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$33	0.67%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	99.9%
Repurchase Agreement	16.7%
Other liabilities in excess of assets	- 16.6%

Top Ten HoldingsFootnote Reference2

iShares Core U.S. Aggregate Bond ETF	42.8%
iShares Core 1-5 Year USD Bond ETF	12.9%
iShares Core Total USD Bond Market ETF	8.6%
iShares MBS ETF	8.6%
iShares Core 10+ Year USD Bond ETF	8.5%
iShares U.S. Treasury Bond ETF	4.3%
Cantor Fitzgerald & Co.	14.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$63,150,189
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1.02%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Fixed Income ETF Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT iShares® Fixed Income ETF Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$8	0.17%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	99.9%
Repurchase Agreement	16.7%
Other liabilities in excess of assets	- 16.6%

Top Ten HoldingsFootnote Reference2

iShares Core U.S. Aggregate Bond ETF	42.8%
iShares Core 1-5 Year USD Bond ETF	12.9%
iShares Core Total USD Bond Market ETF	8.6%
iShares MBS ETF	8.6%
iShares Core 10+ Year USD Bond ETF	8.5%
iShares U.S. Treasury Bond ETF	4.3%
Cantor Fitzgerald & Co.	14.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$63,150,189
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1.02%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Fixed Income ETF Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT iShares® Global Equity ETF Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$35	0.67%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	99.8%
Repurchase Agreement	16.0%
Other liabilities in excess of assets	- 15.8%

Top Ten HoldingsFootnote Reference2

iShares Core S&P Total U.S. Stock Market ETF	24.2%
iShares Core S&P Mid-Cap ETF	15.4%
iShares Core MSCI International Developed Markets ETF	11.4%
iShares Core MSCI EAFE ETF	9.7%
iShares U.S. Equity Factor ETF	7.9%
iShares Core S&P 500 ETF	6.3%
iShares Core S&P Small-Cap ETF	2.4%
iShares MSCI USA Momentum Factor ETF	1.9%
iShares MSCI USA Quality Factor ETF	1.9%
iShares U.S. Small-Cap Equity Factor ETF	1.7%
Other HoldingsFootnote Reference#	17.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$81,860,744
Number of Portfolio Holdings	17
Portfolio Turnover Rate	5.54%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Global Equity ETF Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT iShares® Global Equity ETF Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$9	0.17%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	99.8%
Repurchase Agreement	16.0%
Other liabilities in excess of assets	- 15.8%

Top Ten HoldingsFootnote Reference2

iShares Core S&P Total U.S. Stock Market ETF	24.2%
iShares Core S&P Mid-Cap ETF	15.4%
iShares Core MSCI International Developed Markets ETF	11.4%
iShares Core MSCI EAFE ETF	9.7%
iShares U.S. Equity Factor ETF	7.9%
iShares Core S&P 500 ETF	6.3%
iShares Core S&P Small-Cap ETF	2.4%
iShares MSCI USA Momentum Factor ETF	1.9%
iShares MSCI USA Quality Factor ETF	1.9%
iShares U.S. Small-Cap Equity Factor ETF	1.7%
Other HoldingsFootnote Reference#	17.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$81,860,744
Number of Portfolio Holdings	17
Portfolio Turnover Rate	5.54%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Global Equity ETF Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT J.P. Morgan Digital Evolution Strategy Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Digital Evolution Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.62%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.2%
Other assets in excess of liabilities	2.8%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	31.6%
Software	22.8%
Interactive Media & Services	18.4%
Technology Hardware, Storage & Peripherals	14.1%
IT Services	4.1%
Communications Equipment	2.9%
Broadline Retail	2.0%
Financial Services	1.4%
Entertainment	1.1%
Electronic Equipment, Instruments & Components	1.1%
Other Industries	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$9,869,335
Number of Portfolio Holdings	34
Portfolio Turnover Rate	34.59%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Digital Evolution Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT J.P. Morgan Innovators Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Innovators Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$33	0.62%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.1%
Other assets in excess of liabilities	2.9%

Top IndustriesFootnote Reference2

Software	13.3%
Semiconductors & Semiconductor Equipment	13.1%
Technology Hardware, Storage & Peripherals	8.9%
Financial Services	8.2%
Health Care Equipment & Supplies	7.0%
Broadline Retail	6.8%
Interactive Media & Services	5.6%
Capital Markets	4.0%
Specialty Retail	3.6%
Pharmaceuticals	2.7%
Other Industries	26.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$6,188,814
Number of Portfolio Holdings	51
Portfolio Turnover Rate	48.55%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Innovators Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT J.P. Morgan Large Cap Growth Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$34	0.62%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	96.1%
Other assets in excess of liabilities	3.9%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	18.8%
Software	17.7%
Interactive Media & Services	10.5%
Broadline Retail	7.1%
Pharmaceuticals	5.7%
Technology Hardware, Storage & Peripherals	5.4%
Entertainment	4.2%
Hotels, Restaurants & Leisure	4.1%
Financial Services	2.4%
Electrical Equipment	2.3%
Other Industries	21.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$14,192,995
Number of Portfolio Holdings	60
Portfolio Turnover Rate	27.51%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT J.P. Morgan U.S. Equity Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$50	0.94%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.5%
Other assets in excess of liabilities	0.5%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	13.0%
Software	12.8%
Technology Hardware, Storage & Peripherals	8.5%
Interactive Media & Services	6.5%
Biotechnology	6.2%
Broadline Retail	4.4%
Specialty Retail	4.3%
Banks	3.8%
Financial Services	3.2%
Electric Utilities	3.0%
Other Industries	34.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$836,229,959
Number of Portfolio Holdings	51
Portfolio Turnover Rate	22.81%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan U.S. Equity Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT J.P. Morgan U.S. Equity Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$21	0.40%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.5%
Other assets in excess of liabilities	0.5%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	13.0%
Software	12.8%
Technology Hardware, Storage & Peripherals	8.5%
Interactive Media & Services	6.5%
Biotechnology	6.2%
Broadline Retail	4.4%
Specialty Retail	4.3%
Banks	3.8%
Financial Services	3.2%
Electric Utilities	3.0%
Other Industries	34.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$836,229,959
Number of Portfolio Holdings	51
Portfolio Turnover Rate	22.81%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan U.S. Equity Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT J.P. Morgan US Technology Leaders Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan US Technology Leaders Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$34	0.62%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.9%
Other assets in excess of liabilities	1.1%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	35.3%
Software	26.1%
Interactive Media & Services	9.4%
IT Services	4.8%
Entertainment	4.8%
Broadline Retail	4.4%
Automobiles	2.6%
Communications Equipment	1.9%
Ground Transportation	1.9%
Media	1.9%
Other IndustriesFootnote Reference#	6.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$13,499,770
Number of Portfolio Holdings	57
Portfolio Turnover Rate	25.83%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan US Technology Leaders Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Jacobs Levy Large Cap Core Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.77%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.5%
Other assets in excess of liabilities	0.5%

Top IndustriesFootnote Reference2

Software	14.1%
Semiconductors & Semiconductor Equipment	8.2%
Technology Hardware, Storage & Peripherals	7.1%
Health Care Providers & Services	5.1%
Insurance	5.1%
Interactive Media & Services	4.9%
Ground Transportation	4.6%
Oil, Gas & Consumable Fuels	4.3%
Hotels, Restaurants & Leisure	4.2%
Professional Services	3.6%
Other Industries	38.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$244,482,134
Number of Portfolio Holdings	142
Portfolio Turnover Rate	34.04%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Core Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Jacobs Levy Large Cap Core Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$46	0.87%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.5%
Other assets in excess of liabilities	0.5%

Top IndustriesFootnote Reference2

Software	14.1%
Semiconductors & Semiconductor Equipment	8.2%
Technology Hardware, Storage & Peripherals	7.1%
Health Care Providers & Services	5.1%
Insurance	5.1%
Interactive Media & Services	4.9%
Ground Transportation	4.6%
Oil, Gas & Consumable Fuels	4.3%
Hotels, Restaurants & Leisure	4.2%
Professional Services	3.6%
Other Industries	38.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$244,482,134
Number of Portfolio Holdings	142
Portfolio Turnover Rate	34.04%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Core Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Jacobs Levy Large Cap Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	1.41%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.1%
Repurchase Agreements	4.9%
Other liabilities in excess of assets	- 2.0%

Top IndustriesFootnote Reference2

Software	23.7%
Technology Hardware, Storage & Peripherals	6.7%
Hotels, Restaurants & Leisure	5.9%
Semiconductors & Semiconductor Equipment	5.6%
Interactive Media & Services	5.0%
Broadline Retail	4.8%
Professional Services	4.7%
Health Care Providers & Services	3.7%
Insurance	3.6%
Ground Transportation	3.5%
Other IndustriesFootnote Reference#	32.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$401,149,516
Number of Portfolio Holdings	305
Portfolio Turnover Rate	48.48%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Jacobs Levy Large Cap Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$33	0.61%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.1%
Repurchase Agreements	4.9%
Other liabilities in excess of assets	- 2.0%

Top IndustriesFootnote Reference2

Software	23.7%
Technology Hardware, Storage & Peripherals	6.7%
Hotels, Restaurants & Leisure	5.9%
Semiconductors & Semiconductor Equipment	5.6%
Interactive Media & Services	5.0%
Broadline Retail	4.8%
Professional Services	4.7%
Health Care Providers & Services	3.7%
Insurance	3.6%
Ground Transportation	3.5%
Other IndustriesFootnote Reference#	32.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$401,149,516
Number of Portfolio Holdings	305
Portfolio Turnover Rate	48.48%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Loomis Short Term Bond Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bond	46.8%
Asset-Backed Security	30.1%
U.S. Treasury Obligation	18.8%
Repurchase Agreement	5.0%
Commercial Mortgage-Backed Security	1.7%
Mortgage-Backed Security	1.6%
Other liabilities in excess of assets	- 4.0%

Top IndustriesFootnote Reference2

Banks	7.4%
Insurance	5.1%
Capital Markets	4.5%
Electric Utilities	3.0%
Financial Services	2.8%
Consumer Finance	2.5%
Multi-Utilities	1.9%
Oil, Gas & Consumable Fuels	1.4%
Specialty Retail	1.3%
Chemicals	1.1%
Other IndustriesFootnote Reference#	69.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,227,009,923
Number of Portfolio Holdings	423
Portfolio Turnover Rate	141.70%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Loomis Short Term Bond Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$40	0.79%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bond	46.8%
Asset-Backed Security	30.1%
U.S. Treasury Obligation	18.8%
Repurchase Agreement	5.0%
Commercial Mortgage-Backed Security	1.7%
Mortgage-Backed Security	1.6%
Other liabilities in excess of assets	- 4.0%

Top IndustriesFootnote Reference2

Banks	7.4%
Insurance	5.1%
Capital Markets	4.5%
Electric Utilities	3.0%
Financial Services	2.8%
Consumer Finance	2.5%
Multi-Utilities	1.9%
Oil, Gas & Consumable Fuels	1.4%
Specialty Retail	1.3%
Chemicals	1.1%
Other IndustriesFootnote Reference#	69.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,227,009,923
Number of Portfolio Holdings	423
Portfolio Turnover Rate	141.70%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Loomis Short Term Bond Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$20	0.39%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bond	46.8%
Asset-Backed Security	30.1%
U.S. Treasury Obligation	18.8%
Repurchase Agreement	5.0%
Commercial Mortgage-Backed Security	1.7%
Mortgage-Backed Security	1.6%
Other liabilities in excess of assets	- 4.0%

Top IndustriesFootnote Reference2

Banks	7.4%
Insurance	5.1%
Capital Markets	4.5%
Electric Utilities	3.0%
Financial Services	2.8%
Consumer Finance	2.5%
Multi-Utilities	1.9%
Oil, Gas & Consumable Fuels	1.4%
Specialty Retail	1.3%
Chemicals	1.1%
Other IndustriesFootnote Reference#	69.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,227,009,923
Number of Portfolio Holdings	423
Portfolio Turnover Rate	141.70%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term Bond Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Managed American Funds Asset Allocation Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Managed American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$36	0.68%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	46.0%
Balanced Fund	27.4%
Fixed Income Fund	18.2%
Other assets in excess of liabilities	8.4%

Top Ten HoldingsFootnote Reference2

American Funds Growth Fund, Class 1	30.2%
American Balanced Fund, Class R6	29.9%
American Funds Washington Mutual Investors Fund, Class 1	20.0%
Bond Fund of America (The), Class R6	14.9%
American Funds U.S. Government Securities Fund, Class 1	5.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$2,873,117,431
Number of Portfolio Holdings	9
Portfolio Turnover Rate	4.14%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Managed American Funds Asset Allocation Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Managed American Funds Growth-Income Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Managed American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$36	0.69%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	94.4%
Other assets in excess of liabilities	5.6%

Top Ten HoldingsFootnote Reference2

American Funds Growth-Income Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$745,124,221
Number of Portfolio Holdings	5
Portfolio Turnover Rate	5.65%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Managed American Funds Growth-Income Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Mid Cap Index Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.40%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.0%
Repurchase Agreements	11.6%
Other liabilities in excess of assets	- 10.6%

Top IndustriesFootnote Reference2

Banks	4.7%
Oil, Gas & Consumable Fuels	4.4%
Insurance	4.2%
Machinery	4.0%
Specialty Retail	3.6%
Building Products	3.3%
Hotels, Restaurants & Leisure	3.2%
Biotechnology	2.9%
Capital Markets	2.8%
Semiconductors & Semiconductor Equipment	2.5%
Other IndustriesFootnote Reference#	64.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,186,068,808
Number of Portfolio Holdings	410
Portfolio Turnover Rate	9.74%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Mid Cap Index Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Mid Cap Index Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$31	0.60%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.0%
Repurchase Agreements	11.6%
Other liabilities in excess of assets	- 10.6%

Top IndustriesFootnote Reference2

Banks	4.7%
Oil, Gas & Consumable Fuels	4.4%
Insurance	4.2%
Machinery	4.0%
Specialty Retail	3.6%
Building Products	3.3%
Hotels, Restaurants & Leisure	3.2%
Biotechnology	2.9%
Capital Markets	2.8%
Semiconductors & Semiconductor Equipment	2.5%
Other IndustriesFootnote Reference#	64.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,186,068,808
Number of Portfolio Holdings	410
Portfolio Turnover Rate	9.74%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Mid Cap Index Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Mid Cap Index Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$13	0.25%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.0%
Repurchase Agreements	11.6%
Other liabilities in excess of assets	- 10.6%

Top IndustriesFootnote Reference2

Banks	4.7%
Oil, Gas & Consumable Fuels	4.4%
Insurance	4.2%
Machinery	4.0%
Specialty Retail	3.6%
Building Products	3.3%
Hotels, Restaurants & Leisure	3.2%
Biotechnology	2.9%
Capital Markets	2.8%
Semiconductors & Semiconductor Equipment	2.5%
Other IndustriesFootnote Reference#	64.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$1,186,068,808
Number of Portfolio Holdings	410
Portfolio Turnover Rate	9.74%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Mid Cap Index Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Multi-Manager Small Cap Value Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.06%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.5%
Repurchase Agreements	10.3%
Other liabilities in excess of assets	- 7.8%

Top IndustriesFootnote Reference2

Banks	7.5%
Health Care Providers & Services	5.8%
Insurance	5.4%
Oil, Gas & Consumable Fuels	5.2%
Chemicals	4.1%
Building Products	3.8%
Professional Services	3.6%
Software	3.1%
Biotechnology	3.0%
Household Durables	2.9%
Other IndustriesFootnote Reference#	55.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$204,991,435
Number of Portfolio Holdings	401
Portfolio Turnover Rate	16.48%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Multi-Manager Small Cap Value Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$65	1.31%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.5%
Repurchase Agreements	10.3%
Other liabilities in excess of assets	- 7.8%

Top IndustriesFootnote Reference2

Banks	7.5%
Health Care Providers & Services	5.8%
Insurance	5.4%
Oil, Gas & Consumable Fuels	5.2%
Chemicals	4.1%
Building Products	3.8%
Professional Services	3.6%
Software	3.1%
Biotechnology	3.0%
Household Durables	2.9%
Other IndustriesFootnote Reference#	55.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$204,991,435
Number of Portfolio Holdings	401
Portfolio Turnover Rate	16.48%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Multi-Manager Small Cap Value Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$53	1.06%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.5%
Repurchase Agreements	10.3%
Other liabilities in excess of assets	- 7.8%

Top IndustriesFootnote Reference2

Banks	7.5%
Health Care Providers & Services	5.8%
Insurance	5.4%
Oil, Gas & Consumable Fuels	5.2%
Chemicals	4.1%
Building Products	3.8%
Professional Services	3.6%
Software	3.1%
Biotechnology	3.0%
Household Durables	2.9%
Other IndustriesFootnote Reference#	55.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$204,991,435
Number of Portfolio Holdings	401
Portfolio Turnover Rate	16.48%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Multi-Manager Small Company Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.04%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.0%
Repurchase Agreements	11.5%
Other liabilities in excess of assets	- 10.5%

Top CountriesFootnote Reference2

United States	83.6%
Puerto Rico	1.4%
Canada	1.3%
Israel	0.8%
Monaco	0.8%
United Kingdom	0.7%
Thailand	0.3%
Japan	0.3%
Norway	0.3%
Netherlands	0.1%
Other CountriesFootnote Reference#	10.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$344,970,844
Number of Portfolio Holdings	467
Portfolio Turnover Rate	27.20%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Company Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Multi-Manager Small Company Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$65	1.29%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.0%
Repurchase Agreements	11.5%
Other liabilities in excess of assets	- 10.5%

Top CountriesFootnote Reference2

United States	83.6%
Puerto Rico	1.4%
Canada	1.3%
Israel	0.8%
Monaco	0.8%
United Kingdom	0.7%
Thailand	0.3%
Japan	0.3%
Norway	0.3%
Netherlands	0.1%
Other CountriesFootnote Reference#	10.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$344,970,844
Number of Portfolio Holdings	467
Portfolio Turnover Rate	27.20%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Company Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Multi-Manager Small Company Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$53	1.04%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.0%
Repurchase Agreements	11.5%
Other liabilities in excess of assets	- 10.5%

Top CountriesFootnote Reference2

United States	83.6%
Puerto Rico	1.4%
Canada	1.3%
Israel	0.8%
Monaco	0.8%
United Kingdom	0.7%
Thailand	0.3%
Japan	0.3%
Norway	0.3%
Netherlands	0.1%
Other CountriesFootnote Reference#	10.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$344,970,844
Number of Portfolio Holdings	467
Portfolio Turnover Rate	27.20%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Company Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT NS Partners International Focused Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT NS Partners International Focused Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.97%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.5%
Repurchase Agreement	1.6%
Other liabilities in excess of assets	- 1.1%

Top CountriesFootnote Reference2

Japan	19.6%
Netherlands	12.7%
United States	10.8%
France	10.5%
Germany	8.9%
Denmark	7.1%
Switzerland	5.6%
Australia	5.4%
Hong Kong	4.5%
Spain	4.0%
Other CountriesFootnote Reference#	10.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$215,217,941
Number of Portfolio Holdings	50
Portfolio Turnover Rate	19.16%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT NS Partners International Focused Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT NS Partners International Focused Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT NS Partners International Focused Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$62	1.22%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.5%
Repurchase Agreement	1.6%
Other liabilities in excess of assets	- 1.1%

Top CountriesFootnote Reference2

Japan	19.6%
Netherlands	12.7%
United States	10.8%
France	10.5%
Germany	8.9%
Denmark	7.1%
Switzerland	5.6%
Australia	5.4%
Hong Kong	4.5%
Spain	4.0%
Other CountriesFootnote Reference#	10.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$215,217,941
Number of Portfolio Holdings	50
Portfolio Turnover Rate	19.16%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT NS Partners International Focused Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Real Estate Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.84%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.2%
Other assets in excess of liabilities	1.8%

Top IndustriesFootnote Reference2

Specialized REITs	26.3%
Residential REITs	18.6%
Retail REITs	13.9%
Industrial REITs	13.0%
Health Care REITs	11.6%
Diversified REITs	5.8%
Office REITs	3.2%
Real Estate Management & Development	2.2%
Hotels, Restaurants & Leisure	2.2%
Hotel & Resort REITs	2.0%
Other Industries	1.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$207,300,172
Number of Portfolio Holdings	36
Portfolio Turnover Rate	31.60%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Real Estate Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Real Estate Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$54	1.09%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.2%
Other assets in excess of liabilities	1.8%

Top IndustriesFootnote Reference2

Specialized REITs	26.3%
Residential REITs	18.6%
Retail REITs	13.9%
Industrial REITs	13.0%
Health Care REITs	11.6%
Diversified REITs	5.8%
Office REITs	3.2%
Real Estate Management & Development	2.2%
Hotels, Restaurants & Leisure	2.2%
Hotel & Resort REITs	2.0%
Other Industries	1.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$207,300,172
Number of Portfolio Holdings	36
Portfolio Turnover Rate	31.60%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Real Estate Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT S&P 500 Index Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.24%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.7%
Repurchase Agreements	4.2%
Other liabilities in excess of assets	- 2.9%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	11.5%
Software	10.5%
Technology Hardware, Storage & Peripherals	6.7%
Interactive Media & Services	6.4%
Broadline Retail	3.8%
Financial Services	3.7%
Pharmaceuticals	3.6%
Oil, Gas & Consumable Fuels	3.2%
Banks	3.1%
Capital Markets	2.7%
Other IndustriesFootnote Reference#	44.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$3,835,430,600
Number of Portfolio Holdings	512
Portfolio Turnover Rate	0.48%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT S&P 500 Index Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$26	0.49%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.7%
Repurchase Agreements	4.2%
Other liabilities in excess of assets	- 2.9%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	11.5%
Software	10.5%
Technology Hardware, Storage & Peripherals	6.7%
Interactive Media & Services	6.4%
Broadline Retail	3.8%
Financial Services	3.7%
Pharmaceuticals	3.6%
Oil, Gas & Consumable Fuels	3.2%
Banks	3.1%
Capital Markets	2.7%
Other IndustriesFootnote Reference#	44.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$3,835,430,600
Number of Portfolio Holdings	512
Portfolio Turnover Rate	0.48%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT S&P 500 Index Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$14	0.26%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.7%
Repurchase Agreements	4.2%
Other liabilities in excess of assets	- 2.9%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	11.5%
Software	10.5%
Technology Hardware, Storage & Peripherals	6.7%
Interactive Media & Services	6.4%
Broadline Retail	3.8%
Financial Services	3.7%
Pharmaceuticals	3.6%
Oil, Gas & Consumable Fuels	3.2%
Banks	3.1%
Capital Markets	2.7%
Other IndustriesFootnote Reference#	44.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$3,835,430,600
Number of Portfolio Holdings	512
Portfolio Turnover Rate	0.48%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT S&P 500 Index Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$9	0.16%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.7%
Repurchase Agreements	4.2%
Other liabilities in excess of assets	- 2.9%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	11.5%
Software	10.5%
Technology Hardware, Storage & Peripherals	6.7%
Interactive Media & Services	6.4%
Broadline Retail	3.8%
Financial Services	3.7%
Pharmaceuticals	3.6%
Oil, Gas & Consumable Fuels	3.2%
Banks	3.1%
Capital Markets	2.7%
Other IndustriesFootnote Reference#	44.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$3,835,430,600
Number of Portfolio Holdings	512
Portfolio Turnover Rate	0.48%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Small Cap Index Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.58%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.4%
Repurchase Agreements	11.1%
Other liabilities in excess of assets	- 10.5%

Top IndustriesFootnote Reference2

Banks	8.3%
Biotechnology	7.9%
Software	5.5%
Oil, Gas & Consumable Fuels	3.5%
Machinery	3.4%
Health Care Equipment & Supplies	3.1%
Electronic Equipment, Instruments & Components	2.8%
Health Care Providers & Services	2.6%
Financial Services	2.5%
Energy Equipment & Services	2.5%
Other IndustriesFootnote Reference#	57.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$413,375,576
Number of Portfolio Holdings	2,027
Portfolio Turnover Rate	15.15%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Small Cap Index Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Small Cap Index Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$13	0.25%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.4%
Repurchase Agreements	11.1%
Other liabilities in excess of assets	- 10.5%

Top IndustriesFootnote Reference2

Banks	8.3%
Biotechnology	7.9%
Software	5.5%
Oil, Gas & Consumable Fuels	3.5%
Machinery	3.4%
Health Care Equipment & Supplies	3.1%
Electronic Equipment, Instruments & Components	2.8%
Health Care Providers & Services	2.6%
Financial Services	2.5%
Energy Equipment & Services	2.5%
Other IndustriesFootnote Reference#	57.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$413,375,576
Number of Portfolio Holdings	2,027
Portfolio Turnover Rate	15.15%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Small Cap Index Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT U.S. 130/30 Equity Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT U.S. 130/30 Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$42	0.80%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.9%
Other assets in excess of liabilities	2.1%

Top IndustriesFootnote Reference2

Software	12.3%
Semiconductors & Semiconductor Equipment	9.5%
Technology Hardware, Storage & Peripherals	7.8%
Insurance	5.7%
Ground Transportation	5.3%
Professional Services	4.5%
Chemicals	4.4%
Financial Services	4.3%
Hotels, Restaurants & Leisure	4.3%
Oil, Gas & Consumable Fuels	3.9%
Other Industries	38.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$906,286,849
Number of Portfolio Holdings	302
Portfolio Turnover Rate	32.50%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT U.S. 130/30 Equity Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Victory Mid Cap Value Fund

Class I

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.93%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	96.6%
Repurchase Agreements	11.8%
Other liabilities in excess of assets	- 8.4%

Top IndustriesFootnote Reference2

Insurance	8.6%
Professional Services	6.3%
Consumer Staples Distribution & Retail	5.2%
Containers & Packaging	4.8%
Machinery	4.6%
Chemicals	4.4%
Oil, Gas & Consumable Fuels	3.8%
Health Care Equipment & Supplies	3.7%
Ground Transportation	3.6%
Hotels, Restaurants & Leisure	3.2%
Other IndustriesFootnote Reference#	51.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$325,943,968
Number of Portfolio Holdings	79
Portfolio Turnover Rate	70.41%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Victory Mid Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2024

NVIT Victory Mid Cap Value Fund

Class II

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$51	1.02%

Fund Information

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	96.6%
Repurchase Agreements	11.8%
Other liabilities in excess of assets	- 8.4%

Top IndustriesFootnote Reference2

Insurance	8.6%
Professional Services	6.3%
Consumer Staples Distribution & Retail	5.2%
Containers & Packaging	4.8%
Machinery	4.6%
Chemicals	4.4%
Oil, Gas & Consumable Fuels	3.8%
Health Care Equipment & Supplies	3.7%
Ground Transportation	3.6%
Hotels, Restaurants & Leisure	3.2%
Other IndustriesFootnote Reference#	51.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

Key Fund Statistics

Net Assets	$325,943,968
Number of Portfolio Holdings	79
Portfolio Turnover Rate	70.41%

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Victory Mid Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2024

Item 2. Code of Ethics.

Disclose whether, as of the end of the periodcovered by the report, the registrant has adopted a code of ethics that appliesto the registrant’s principal executive officer, principal financial officer,principal accounting officer or controller, or persons performing similarfunctions, regardless of whether these individuals are employed by the registrantor a third party. If the registrant has not adopted such a code of ethics,explain why it has not done so.

Not applicable: Theinformation required by this item is required only in an annual report on theForm N-CSR.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directorshas determined that the registrant either:

                                (i) Has at least one audit committeefinancial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expertserving on its audit committee.

(2)   If the registrant providesthe disclosure required by paragraph (a)(1)(i) of this Item, it must disclosethe name of the audit committee financial expert and whether that person is“independent.” In order to be considered “independent” for purposes of this Item,a member of an audit committee may not, other than in his or her capacity as amember of the audit committee, the board of directors, or any other boardcommittee:

(i) Accept directly or indirectlyany consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” ofthe investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3)   If the registrant providesthe disclosure required by paragraph (a)(1)(ii) of this Item, it must explainwhy it does not have an audit committee financial expert.

Not applicable:The information required by this item is required only in an annual report onthe Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption AuditFees, the aggregate fees billed for each of the last two fiscal years forprofessional services rendered by the principal accountant for the audit of theregistrant’s annual financial statements or services that are normally providedby the accountant in connection with statutory and regulatory filings orengagements for those fiscal years.

(b) Disclose, under the caption Audit-RelatedFees, the aggregate fees billed in each of the last two fiscal years for assuranceand related services by the principal accountant that are reasonably related tothe performance of the audit of the registrant’s financial statements and arenot reported under paragraph (a) of this Item. Registrants shall describe thenature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TaxFees, the aggregate fees billed in each of the last two fiscal years forprofessional services rendered by the principal accountant for tax compliance, taxadvice, and tax planning. Registrants shall describe the nature of the servicescomprising the fees disclosed under this category.

(d) Disclose, under the caption AllOther Fees, the aggregate fees billed in each of the last two fiscal yearsfor products and services provided by the principal accountant, other than theservices reported in paragraphs (a) through (c) of this Item. Registrants shalldescribe the nature of the services comprising the fees disclosed under thiscategory.

(e)       (1) Disclose the auditcommittee’s pre-approval policies and procedures described in paragraph (c)(7)of Rule 2-01 of Regulation S-X.

            (2) Disclose thepercentage of services described in each of paragraphs (b) through (d) of thisItem that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C)of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent,disclose the percentage of hours expended on the principal accountant’sengagement to audit the registrant’s financial statements for the most recent fiscalyear that were attributed to work performed by persons other than the principalaccountant’s full-time, permanent employees.

(g) Disclose the aggregate non-auditfees billed by the registrant’s accountant for services rendered to theregistrant, and rendered to the registrant’s investment adviser (not includingany sub-adviser whose role is primarily portfolio management and issubcontracted with or overseen by another investment adviser), and any entitycontrolling, controlled by, or under common control with the adviser that providesongoing services to the registrant for each of the last two fiscal years of theregistrant.

(h) Disclose whether theregistrant’s audit committee of the board of directors has considered whetherthe provision of non-audit services that were rendered to the registrant’sinvestment adviser (not including any subadviser whose role is primarily portfoliomanagement and is subcontracted with or overseen by another investmentadviser), and any entity controlling, controlled by, or under common control withthe investment adviser that provides ongoing services to the registrant thatwere not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 ofRegulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by theCommission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002(15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the auditreport on its financial statements included in the Form N-CSR, a registeredpublic accounting firm that has a branch or office that is located in a foreignjurisdiction and that the Public Company Accounting Oversight Board hasdetermined it is unable to inspect or investigate completely because of a positiontaken by an authority in the foreign jurisdiction must electronically submit tothe Commission on a supplemental basis documentation that establishes that theregistrant is not owned or controlled by a governmental entity in the foreignjurisdiction. The registrant must submit this documentation on or before the duedate for this form. A registrant that is owned or controlled by a foreigngovernmental entity is not required to submit such documentation.

(j) A registrant that is a foreignissuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant toSection 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C.7214(i)(2)(A)), as having retained, for the preparation of the audit report onits financial statements included in the Form N-CSR, a registered public accountingfirm that has a branch or office that is located in a foreign jurisdiction andthat the Public Company Accounting Oversight Board has determined it is unableto inspect or investigate completely because of a position taken by anauthority in the foreign jurisdiction, for each year in which the registrant isso identified, must provide the below disclosures. Also, any such identifiedforeign issuer that uses a variable-interest entity or any similar structurethat results in additional foreign entities being consolidated in the financialstatements of the registrant is required to provide the below disclosures foritself and its consolidated foreign operating entity or entities. A registrantmust disclose:

(1) That, for the immediately precedingannual financial statement period, a registered public accounting firm that thePCAOB was unable to inspect or investigate completely, because of a positiontaken by an authority in the foreign jurisdiction, issued an audit report forthe registrant;
(2) The percentage of shares of theregistrant owned by governmental entities in the foreign jurisdiction in whichthe registrant is incorporated or otherwise organized;
(3) Whether governmental entities inthe applicable foreign jurisdiction with respect to that registered publicaccounting firm have a controlling financial interest with respect to the registrant;
(4) The name of each official of theChinese Communist Party who is a member of the board of directors of the registrantor the operating entity with respect to the registrant; and
(5) Whether the articles ofincorporation of the registrant (or equivalent organizing document) containsany charter of the Chinese Communist Party, including the text of any suchcharter.

Not applicable:The additional information required by this item is required only in an annualreport on the Form N-CSR.
Item 5.    Audit Committee of ListedRegistrants.

(a)     If the registrantis a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3),state whether or not the registrant has a separately-designated standing auditcommittee established in accordance with Section 3(a)(58)(A) of the ExchangeAct (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, howeverdesignated, identify each committee member.  If the entire board of directorsis acting as the registrant’s audit committee as specified in Section3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

Not applicable:The information required by this item is required only in an annual report onthe Form N-CSR.

(b)    If applicable,provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Not applicable:The information required by this item is required only in an annual report onthe Form N-CSR.

Item 6.    Investments.

(a)    File Schedule I –Investments in securities of unaffiliated issuers as of the close of the reportingperiod as set forth in § 210.1212 of the Regulation S-X [17 CFR 210.12-12],unless the schedule is included as part of the report to shareholders filed underItem 1 of this Form or is included in the financial statements filed under Item 7 of this Form.

Thecomplete schedule of investments is included in Item 7of this Form N-CSR.

(b)    If the registrant has divested itself ofsecurities in accordance with Section 13(c) of the Investment Company Act of1940 following the filing of its last report on Form N-CSR and before filing ofthe current report, disclosed the following information for each such divestedsecurity:
(1)    Name of the issuer;

(2)    Exchange ticker symbol;

(3)    Committee on Uniform Securities IdentificationProcedures (“CUSIP”) number;

(4)    Total number of shares or, for debtsecurities, principal amount divested;

(5)    Date(s) that the securities were divested;

(6)    If the registrant holds any securities of theissuer on the date of filing, the exchange ticker symbol; CUSIP number; and thetotal number of shares or, for debt securities, principal amount held on thedate of filing; and

(7)    Name of the statute that added the provisionof Section 13(c) in accordance with which the securities were divested.

This Item 6(b)shall terminate one year after the first date on whichall statutory provisions that underlie Section 13(c) of the Investment CompanyAct of 1940 have terminated.

Not applicable.

Item 7.  FinancialStatements and Financial Highlights for Open-End Management InvestmentCompanies.

(a)    An open-end managementinvestment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A]must file its most recent annual or semi-annual financial statements required,and for the periods specified, by Regulation S-X.

(b)   An open-endmanagement investment company registered on Form N-1A [17 CFR 239.15A and 17CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Semiannual Report
June 30, 2024 (Unaudited)
Nationwide Variable Insurance Trust
Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2024 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 14
Statements of Operations 22
Statements of Changes in Net Assets 26
Financial Highlights 34
Notes to Financial Statements 43

2 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Investor Destinations Aggressive Fund
Investment Companies 96 .7%
Shares Value ($)
Equity Funds 85.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 12,443,035 148,196,545
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,017,721 26,827,538
NVIT International Index Fund,
Class Y(a) 6,966,537 77,746,548
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 2,623,184 51,388,182
NVIT Mid Cap Index Fund, Class
Y(a) 1,446,508 28,988,014
NVIT Small Cap Index Fund,
Class Y(a) 162,976 1,336,400
Total Equity Funds
(cost $304,760,041) 334,483,227
Fixed Income Funds 11.6%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 1,733,676 15,360,367
NVIT Bond Index Fund, Class
Y(a) 3,313,361 30,284,117
Total Fixed Income Funds
(cost $48,562,147) 45,644,484
Total Investment Companies
(cost $353,322,188) 380,127,711
Exchange Traded Funds 2 .7%
Equity Funds 1.4%
iShares Core MSCI Emerging
Markets ETF 35,786 1,915,625
iShares Core S&P Small-Cap
ETF 35,399 3,775,657
Total Equity Funds
(cost $5,620,588) 5,691,282
Exchange Traded Funds
Shares Value ($)
Fixed Income Funds 1.3%
iShares 7-10 Year Treasury
Bond ETF 45,773 4,286,641
iShares U.S. Treasury Bond
ETF(b) 30,389 685,880
Total Fixed Income Funds
(cost $5,791,992) 4,972,521
Total Exchange Traded Funds
(cost $11,412,580) 10,663,803
Short-Term Investment 0 .7%
Money Market Fund 0 .7%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (c) 2,848,101 2,848,101
Total Short-Term Investment
(cost $2,848,101)
2,848,101
Total Investments
(cost $367,582,869) — 100.1% 393,639,615
Liabilities in excess of other assets — (0.1)% (206,616)
NET ASSETS — 100.0% $ 393,432,999
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June 30,
2024 was $685,857, which was collateralized by $702,960
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.13% – 5.43%, and maturity dates
ranging from 12/31/2024 – 2/15/2053.
(c) Represents 7-day effective yield as of June 30, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderately Aggressive Fund - June 30, 2024 (Unaudited) - Statement of Investments - 3
Investment Companies 94 .7%
Shares Value ($)
Equity Funds 74.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 29,257,124 348,452,350
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 6,415,578 57,034,488
NVIT International Index Fund,
Class Y(a) 15,344,450 171,244,065
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 6,273,495 122,897,758
NVIT Mid Cap Index Fund, Class
Y(a) 2,549,712 51,096,227
NVIT Small Cap Index Fund,
Class Y(a) 177,865 1,458,496
Total Equity Funds
(cost $669,597,581) 752,183,384
Fixed Income Funds 19.9%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,521,787 48,923,036
NVIT Bond Index Fund, Class
Y(a) 16,552,487 151,289,733
Total Fixed Income Funds
(cost $219,680,374) 200,212,769
Total Investment Companies
(cost $889,277,955) 952,396,153
Exchange Traded Funds 4 .1%
Equity Funds 2.2%
iShares Core MSCI Emerging
Markets ETF 182,395 9,763,605
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF 117,579 12,540,976
Total Equity Funds
(cost $22,641,114) 22,304,581
Fixed Income Funds 1.9%
iShares 7-10 Year Treasury
Bond ETF 175,010 16,389,685
iShares U.S. Treasury Bond ETF 126,708 2,859,800
Total Fixed Income Funds
(cost $22,771,507) 19,249,485
Total Exchange Traded Funds
(cost $45,412,621) 41,554,066
Short-Term Investment 1 .2%
Money Market Fund 1 .2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (b) 12,398,663 12,398,663
Total Short-Term Investment
(cost $12,398,663)
12,398,663
Total Investments
(cost $947,089,239) — 100.0% 1,006,348,882
Liabilities in excess of other assets — 0.0%
†
(479,561)
NET ASSETS — 100.0% $ 1,005,869,321
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of June 30, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Investor Destinations Moderate Fund
Investment Companies 88 .5%
Shares Value ($)
Equity Funds 55.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 42,794,468 509,682,108
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 9,757,018 86,739,891
NVIT International Index Fund,
Class Y(a) 18,251,868 203,690,850
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 9,315,788 182,496,293
NVIT Mid Cap Index Fund, Class
Y(a) 1,896,948 38,014,835
Total Equity Funds
(cost $913,805,404) 1,020,623,977
Fixed Income Funds 32.7%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 14,850,199 131,572,764
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 864,887 7,671,548
NVIT Bond Index Fund, Class
Y(a) 46,266,426 422,875,134
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,734,167 36,818,883
Total Fixed Income Funds
(cost $671,975,973) 598,938,329
Total Investment Companies
(cost $1,585,781,377) 1,619,562,306
Exchange Traded Funds 6 .4%
Equity Fund 1.1%
iShares Core S&P Small-Cap
ETF(b) 179,912 19,189,414
Total Equity Funds
(cost  $19,970,863) 19,189,414
Exchange Traded Funds
Shares Value ($)
Fixed Income Funds 5.3%
iShares 20+ Year Treasury Bond
ETF 223,504 20,513,197
iShares 7-10 Year Treasury
Bond ETF 592,160 55,455,784
iShares U.S. Treasury Bond
ETF(b) 940,351 21,223,722
Total Fixed Income Funds
(cost $122,648,094) 97,192,703
Total Exchange Traded Funds
(cost $142,618,957) 116,382,117
Short-Term Investment 5 .1%
Money Market Fund 5 .1%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (c) 94,017,708 94,017,708
Total Short-Term Investment
(cost $94,017,708)
94,017,708
Total Investments
(cost $1,822,418,042) — 100.0% 1,829,962,131
Liabilities in excess of other assets — 0.0%
†
(573,788)
NET ASSETS — 100.0% $ 1,829,388,343
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $15,276,851, which was collateralized
by $15,463,787 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.13% – 5.43%, and
maturity dates ranging from 12/31/2024 – 2/15/2053.
(c) Represents 7-day effective yield as of June 30, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderately Conservative Fund - June 30, 2024 (Unaudited) - Statement of Investments - 5
Investment Companies 81 .7%
Shares Value ($)
Equity Funds 32.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 7,441,463 88,627,823
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 851,960 7,573,927
NVIT International Index Fund,
Class Y(a) 3,135,597 34,993,265
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,617,437 31,685,586
NVIT Mid Cap Index Fund, Class
Y(a) 401,566 8,047,392
NVIT Small Cap Index Fund,
Class Y(a) 356,710 2,925,020
Total Equity Funds
(cost $155,850,590) 173,853,013
Fixed Income Funds 49.0%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,508,674 48,806,848
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,874,594 16,627,650
NVIT Bond Index Fund, Class
Y(a) 18,065,265 165,116,518
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,061,733 30,188,686
Total Fixed Income Funds
(cost $290,232,476) 260,739,702
Total Investment Companies
(cost $446,083,066) 434,592,715
Exchange Traded Funds 10 .1%
Equity Funds 2.2%
iShares Core MSCI Emerging
Markets ETF 154,720 8,282,162
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF 34,308 3,659,291
Total Equity Funds
(cost $11,998,969) 11,941,453
Fixed Income Funds 7.9%
iShares 20+ Year Treasury Bond
ETF 88,721 8,142,813
iShares 7-10 Year Treasury
Bond ETF 227,500 21,305,375
iShares U.S. Treasury Bond
ETF(b) 544,101 12,280,359
Total Fixed Income Funds
(cost $52,319,752) 41,728,547
Total Exchange Traded Funds
(cost $64,318,721) 53,670,000
Short-Term Investment 8 .2%
Money Market Fund 8 .2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (c) 43,531,679 43,531,679
Total Short-Term Investment
(cost $43,531,679)
43,531,679
Total Investments
(cost $553,933,466) — 100.0% 531,794,394
Liabilities in excess of other assets — 0.0%
†
(170,309)
NET ASSETS — 100.0% $ 531,624,085
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June
30, 2024 was $97,051, which was collateralized by $99,471
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.13% – 5.43%, and maturity dates
ranging from 12/31/2024 – 2/15/2053.
(c) Represents 7-day effective yield as of June 30, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Investor Destinations Conservative Fund
Investment Companies 80 .3%
Shares Value ($)
Equity Funds 15.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,282,919 39,099,561
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 639,050 5,681,150
NVIT International Index Fund,
Class Y(a) 1,239,766 13,835,789
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 713,773 13,982,823
NVIT Mid Cap Index Fund, Class
Y(a) 19,954 399,882
NVIT Small Cap Index Fund,
Class Y(a) 53,900 441,982
Total Equity Funds
(cost $65,869,939) 73,441,187
Fixed Income Funds 64.6%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,837,629 51,721,395
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,644,521 23,456,901
NVIT Bond Index Fund, Class
Y(a) 19,741,038 180,433,084
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,713,714 46,477,224
Total Fixed Income Funds
(cost $331,528,967) 302,088,604
Total Investment Companies
(cost $397,398,906) 375,529,791
Exchange Traded Funds 11 .3%
Equity Funds 0.4%
iShares Core MSCI Emerging
Markets ETF 12,243 655,368
iShares Core S&P Small-Cap
ETF 9,520 1,015,403
Total Equity Funds
(cost $1,704,582) 1,670,771
Fixed Income Funds 10.9%
iShares 20+ Year Treasury Bond
ETF 100,646 9,237,290
iShares 7-10 Year Treasury Bond
ETF(b) 287,431 26,917,913
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond ETF 659,668 14,888,707
Total Fixed Income Funds
(cost $62,992,763) 51,043,910
Total Exchange Traded Funds
(cost $64,697,345) 52,714,681
Short-Term Investment 8 .5%
Money Market Fund 8 .5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (c) 39,973,904 39,973,904
Total Short-Term Investment
(cost $39,973,904)
39,973,904
Repurchase Agreement 0 .4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $1,925,864,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$1,963,500.(d)(e) 1,925,000 1,925,000
Total Repurchase Agreement
(cost $1,925,000) 1,925,000
Total Investments
(cost $503,995,155) — 100.5% 470,143,376
Liabilities in excess of other assets — (0.5)% (2,207,522)
NET ASSETS — 100.0% $ 467,935,854
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June
30, 2024 was $1,873,000, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,925,000.
(c) Represents 7-day effective yield as of June 30, 2024.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $1,925,000.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Balanced Fund - June 30, 2024 (Unaudited) - Statement of Investments - 7
Investment Companies 85 .8%
Shares Value ($)
Equity Funds 44.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 21,406,012 254,945,608
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,510,750 40,100,566
NVIT International Index Fund,
Class Y(a) 9,087,588 101,417,477
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 4,690,483 91,886,560
NVIT Mid Cap Index Fund, Class
Y(a) 1,099,698 22,037,949
Total Equity Funds
(cost $465,579,915) 510,388,160
Fixed Income Funds 41.7%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 10,970,464 97,198,310
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 568,787 5,045,138
NVIT Bond Index Fund, Class
Y(a) 36,235,293 331,190,577
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,888,881 48,204,367
Total Fixed Income Funds
(cost $540,723,209) 481,638,392
Total Investment Companies
(cost $1,006,303,124) 992,026,552
Exchange Traded Funds 7 .7%
Equity Funds 1.7%
iShares Core MSCI Emerging
Markets ETF 119,413 6,392,178
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF 124,013 13,227,226
Total Equity Funds
(cost $18,803,634) 19,619,404
Fixed Income Funds 6.0%
iShares 20+ Year Treasury Bond
ETF 48,244 4,427,835
iShares 7-10 Year Treasury
Bond ETF 474,677 44,453,501
iShares U.S. Treasury Bond ETF 926,746 20,916,657
Total Fixed Income Funds
(cost $83,171,960) 69,797,993
Total Exchange Traded Funds
(cost $101,975,594) 89,417,397
Short-Term Investment 6 .5%
Money Market Fund 6 .5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (b) 75,685,190 75,685,190
Total Short-Term Investment
(cost $75,685,190)
75,685,190
Total Investments
(cost $1,183,963,908) — 100.0% 1,157,129,139
Liabilities in excess of other assets — 0.0%
†
(279,376)
NET ASSETS — 100.0% $ 1,156,849,763
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of June 30, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
Investment Companies 91 .2%
Shares Value ($)
Equity Funds 65.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 30,255,827 360,346,905
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 5,986,642 53,221,248
NVIT International Index Fund,
Class Y(a) 12,921,823 144,207,550
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 6,482,799 126,998,031
NVIT Mid Cap Index Fund, Class
Y(a) 1,618,770 32,440,155
Total Equity Funds
(cost $640,379,248) 717,213,889
Fixed Income Funds 26.1%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,327,778 56,064,115
NVIT Bond Index Fund, Class
Y(a) 22,976,914 210,008,990
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,228,943 21,977,377
Total Fixed Income Funds
(cost $321,223,963) 288,050,482
Total Investment Companies
(cost $961,603,211) 1,005,264,371
Exchange Traded Funds 6 .3%
Equity Funds 2.3%
iShares Core MSCI Emerging
Markets ETF 165,675 8,868,583
iShares Core S&P Small-Cap
ETF 153,868 16,411,561
Total Equity Funds
(cost $24,071,002) 25,280,144
Exchange Traded Funds
Shares Value ($)
Fixed Income Funds 4.0%
iShares 20+ Year Treasury Bond
ETF 208,041 19,094,003
iShares 7-10 Year Treasury
Bond ETF 202,506 18,964,687
iShares U.S. Treasury Bond
ETF(b) 293,595 6,626,439
Total Fixed Income Funds
(cost $61,489,486) 44,685,129
Total Exchange Traded Funds
(cost $85,560,488) 69,965,273
Short-Term Investment 2 .5%
Money Market Fund 2 .5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (c) 27,933,936 27,933,936
Total Short-Term Investment
(cost $27,933,936)
27,933,936
Total Investments
(cost $1,075,097,635) — 100.0% 1,103,163,580
Liabilities in excess of other assets — 0.0%
†
(453,091)
NET ASSETS — 100.0% $ 1,102,710,489
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June 30,
2024 was $847,549, which was collateralized by $868,684
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.13% – 5.43%, and maturity dates
ranging from 12/31/2024 – 2/15/2053.
(c) Represents 7-day effective yield as of June 30, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Managed Growth & Income Fund - June 30, 2024 (Unaudited) - Statement of Investments - 9
Investment Companies 79 .7%
Shares Value ($)
Equity Funds 42.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 7,704,718 91,763,191
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,428,997 12,703,784
NVIT International Index Fund,
Class Y(a) 3,189,605 35,595,989
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,592,162 31,190,462
NVIT Mid Cap Index Fund, Class
Y(a) 305,383 6,119,880
Total Equity Funds
(cost $162,620,811) 177,373,306
Fixed Income Funds 37.3%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 3,322,477 29,437,146
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 162,600 1,442,264
NVIT Bond Index Fund, Class
Y(a) 12,132,078 110,887,195
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,486,966 14,661,487
Total Fixed Income Funds
(cost $170,317,200) 156,428,092
Total Investment Companies
(cost $332,938,011) 333,801,398
Exchange Traded Funds 7 .4%
Equity Funds 1.3%
iShares Core MSCI Emerging
Markets ETF 34,430 1,843,038
iShares Core S&P Small-Cap
ETF 36,661 3,910,262
Total Equity Funds
(cost $5,516,879) 5,753,300
Fixed Income Funds 6.1%
iShares 20+ Year Treasury Bond
ETF 16,309 1,496,840
iShares 7-10 Year Treasury
Bond ETF 184,029 17,234,316
iShares U.S. Treasury Bond ETF 297,526 6,715,162
Total Fixed Income Funds
(cost $29,613,837) 25,446,318
Total Exchange Traded Funds
(cost $35,130,716) 31,199,618
Short-Term Investment 5 .6%
Shares Value ($)
Money Market Fund 5 .6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (b) 23,351,446 23,351,446
Total Short-Term Investment
(cost $23,351,446)
23,351,446
Total Investments
(cost $391,420,173) — 92.7% 388,352,462
Other assets in excess of liabilities — 7.3% 30,477,562
NET ASSETS — 100.0% $ 418,830,024
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of June 30, 2024.
ETF Exchange Traded Fund

10 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 211 9/2024 USD 24,720,760 197,954
Russell 2000 E-Mini Index 52 9/2024 USD 5,369,000 90,212
S&P 500 E-Mini Index 188 9/2024 USD 51,902,100 140,045
S&P Midcap 400 E-Mini Index 26 9/2024 USD 7,691,060 67,114
Net contracts 495,325
As of June 30, 2024, the Fund had $4,107,217 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Managed Growth Fund - June 30, 2024 (Unaudited) - Statement of Investments - 11
Investment Companies 81 .8%
Shares Value ($)
Equity Funds 51.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 23,646,206 281,626,310
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,588,414 40,791,003
NVIT International Index Fund,
Class Y(a) 9,289,376 103,669,438
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 4,906,480 96,117,935
NVIT Mid Cap Index Fund, Class
Y(a) 828,143 16,595,991
Total Equity Funds
(cost $494,967,601) 538,800,677
Fixed Income Funds 30.1%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 7,066,321 62,607,606
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 390,776 3,466,183
NVIT Bond Index Fund, Class
Y(a) 25,133,666 229,721,705
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,802,303 17,770,709
Total Fixed Income Funds
(cost $341,070,446) 313,566,203
Total Investment Companies
(cost $836,038,047) 852,366,880
Exchange Traded Funds 5 .7%
Equity Fund 0.8%
iShares Core S&P Small-Cap
ETF 84,266 8,987,812
Total Equity Funds
(cost  $9,336,660) 8,987,812
Fixed Income Funds 4.9%
iShares 20+ Year Treasury Bond
ETF 121,917 11,189,542
iShares 7-10 Year Treasury
Bond ETF 306,178 28,673,570
iShares U.S. Treasury Bond ETF 480,885 10,853,574
Total Fixed Income Funds
(cost $63,793,577) 50,716,686
Total Exchange Traded Funds
(cost $73,130,237) 59,704,498
Short-Term Investment 4 .5%
Shares Value ($)
Money Market Fund 4 .5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (b) 46,555,382 46,555,382
Total Short-Term Investment
(cost $46,555,382)
46,555,382
Total Investments
(cost $955,723,666) — 92.0% 958,626,760
Other assets in excess of liabilities — 8.0% 83,320,724
NET ASSETS — 100.0% $ 1,041,947,484
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of June 30, 2024.
ETF Exchange Traded Fund

12 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 674 9/2024 USD 78,965,840 620,656
Russell 2000 E-Mini Index 152 9/2024 USD 15,694,000 262,812
S&P 500 E-Mini Index 610 9/2024 USD 168,405,750 417,642
S&P Midcap 400 E-Mini Index 79 9/2024 USD 23,368,990 202,109
Net contracts 1,503,219
As of June 30, 2024, the Fund had $13,074,494 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

14 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 380,127,711
Investment securities of unaffiliated issuers, at value
*
13,511,904
Repurchase agreements, at value —
Interest and dividends receivable 12,290
Security lending income receivable 364
Receivable for investments sold —
Receivable for capital shares issued 601,145
Prepaid expenses 1,868
Total Assets 394,255,282
Liabilities:
Payable for investments purchased 543,201
Payable for capital shares redeemed 57,944
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 41,765
Fund administration fees 13,892
Distribution fees 80,350
Administrative servicing fees 48,461
Accounting and transfer agent fees 376
Trustee fees 53
Custodian fees 5,569
Compliance program costs (Note 3) 383
Professional fees 10,037
Printing fees 16,958
Other 3,294
Total Liabilities 822,283
Net Assets $ 393,432,999
* Includes value of securities on loan (Note 2) 685,857
Cost of investment securities of affiliated issuers 353,322,188
Cost of investment securities of unaffiliated issuers 14,260,681
Cost of repurchase agreements —
Represented by:
Capital $ 370,253,183
Total distributable earnings (loss) 23,179,816
Net Assets $ 393,432,999

Investor Destinations Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 15
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 952,396,153 $ 1,619,562,306 $ 434,592,715 $ 375,529,791 $ 992,026,552
53,952,729 210,399,825 97,201,679 92,688,585 165,102,587
— — — 1,925,000 —
54,336 405,172 187,373 172,590 326,284
— 3,402 1,212 879 1,040
158,315 2,326,665 212,300 141,932 1,605,514
40,806 45,519 29,353 55,716 30,020
4,513 8,059 2,251 2,065 5,180
1,006,606,852 1,832,750,948 532,226,883 470,516,558 1,159,097,177
— — — — —
199,121 2,372,184 295,775 385,850 1,635,534
— — — 1,925,000 —
107,263 195,886 56,892 50,337 124,059
24,944 39,937 16,489 15,398 27,845
206,368 376,709 109,409 96,801 238,719
134,312 254,810 70,633 59,195 143,084
990 1,993 634 607 1,356
67 63 4 17 7
19,836 45,413 14,769 13,307 29,409
999 1,855 545 489 1,188
13,407 18,519 11,260 11,077 15,011
20,271 34,216 19,606 16,458 17,674
9,953 21,020 6,782 6,168 13,528
737,531 3,362,605 602,798 2,580,704 2,247,414
$ 1,005,869,321 $ 1,829,388,343 $ 531,624,085 $ 467,935,854 $ 1,156,849,763
— 15,276,851 97,051 1,873,000 —
889,277,955 1,585,781,377 446,083,066 397,398,906 1,006,303,124
57,811,284 236,636,665 107,850,400 104,671,249 177,660,784
— — — 1,925,000 —
$ 970,245,946 $ 1,856,297,406 $ 556,164,117 $ 504,848,061 $ 1,182,609,670
35,623,375 (26,909,063) (24,540,032) (36,912,207) (25,759,907)
$ 1,005,869,321 $ 1,829,388,343 $ 531,624,085 $ 467,935,854 $ 1,156,849,763

16 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Net Assets:
Class II Shares $ 341,187,196
Class P Shares 52,245,803
Total $ 393,432,999
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 30,798,074
Class P Shares 4,739,728
Total 35,537,802
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 11 .08
Class P Shares $ 11 .02

Investor Destinations Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 17
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 888,614,661 $ 1,781,461,644 $ 528,657,823 $ 463,720,654 $ 1,145,397,379
117,254,660 47,926,699 2,966,262 4,215,200 11,452,384
$ 1,005,869,321 $ 1,829,388,343 $ 531,624,085 $ 467,935,854 $ 1,156,849,763
90,872,499 194,907,766 55,579,405 48,426,567 83,598,871
12,098,607 5,263,224 313,167 440,249 835,051
102,971,106 200,170,990 55,892,572 48,866,816 84,433,922
$ 9 .78 $ 9 .14 $ 9 .51 $ 9 .58 $ 13 .70
$ 9 .69 $ 9 .11 $ 9 .47 $ 9 .57 $ 13 .71

18 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,005,264,371
Investment securities of unaffiliated issuers, at value
*
97,899,209
Cash —
Deposits with broker for futures contracts —
Interest and dividends receivable 120,451
Security lending income receivable 1,293
Receivable for investments sold 566,457
Receivable for capital shares issued 248
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 4,963
Total Assets 1,103,856,992
Liabilities:
Payable for capital shares redeemed 566,705
Payable for variation margin on futures contracts —
Accrued expenses and other payables:
Investment advisory fees 117,828
Fund administration fees 26,754
Distribution fees 226,702
Administrative servicing fees 138,171
Accounting and transfer agent fees 1,190
Trustee fees 60
Custodian fees 26,953
Compliance program costs (Note 3) 1,118
Professional fees 14,243
Printing fees 14,255
Other 12,524
Total Liabilities 1,146,503
Net Assets $ 1,102,710,489
* Includes value of securities on loan (Note 2) 847,549
Cost of investment securities of affiliated issuers 961,603,211
Cost of investment securities of unaffiliated issuers 113,494,424
Represented by:
Capital $ 1,070,360,688
Total distributable earnings (loss) 32,349,801
Net Assets $ 1,102,710,489

Investor Destinations Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 19
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 333,801,398 $ 852,366,880
54,551,064 106,259,880
26,416,589 70,038,045
4,313,444 14,147,738
189,186 435,448
607 1,322
162,532 442,448
31 —
16,220 25,192
1,893 4,791
419,452,964 1,043,721,744
175,382 495,940
204,360 726,301
51,505 128,505
14,413 25,655
85,497 212,868
51,008 125,457
433 1,172
83 67
7,950 19,992
419 1,045
10,548 13,990
16,572 12,538
4,770 10,730
622,940 1,774,260
$ 418,830,024 $ 1,041,947,484
— —
332,938,011 836,038,047
58,482,162 119,685,619
$ 430,486,049 $ 1,061,715,688
(11,656,025) (19,768,204)
$ 418,830,024 $ 1,041,947,484

20 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Net Assets:
Class I Shares $ —
Class II Shares 1,085,546,152
Class P Shares 17,164,337
Total $ 1,102,710,489
Shares Outstanding (unlimited number of shares authorized):
Class I Shares —
Class II Shares 81,344,872
Class P Shares 1,290,231
Total 82,635,103
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ —
Class II Shares $ 13 .34
Class P Shares $ 13 .30

Investor Destinations Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 21
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 2,345,447 $ 6,727,019
416,484,577 1,035,220,465
— —
$ 418,830,024 $ 1,041,947,484
214,664 610,391
38,502,427 94,923,715
— —
38,717,091 95,534,106
$ 10 .93 $ 11 .02
$ 10 .82 $ 10 .91
$ — $ —

22 - Statements of Operations - For the Six Months Ended June 30, 2024 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 474,350
Dividend income from unaffiliated issuers 183,244
Income from securities lending (Note 2) 1,131
Total Income 658,725
EXPENSES:
Investment advisory fees 247,330
Fund administration fees 62,229
Distribution fees Class II Shares 412,892
Distribution fees Class P Shares 62,745
Administrative servicing fees Class II Shares 247,738
Professional fees 12,100
Printing fees 3,992
Trustee fees 6,741
Accounting and transfer agent fees 1,260
Compliance program costs (Note 3) 797
Other 4,124
Total Expenses 1,061,948
NET INVESTMENT INCOME/(LOSS) (403,223)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 24,340,616
Transactions in investment securities of unaffiliated issuers —
Net realized gains (losses) 24,340,616
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 7,596,250
Investment securities of unaffiliated issuers (84,884)
Net change in unrealized appreciation/depreciation 7,511,366
Net realized/unrealized gains (losses) 31,851,982
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 31,448,759

Investor Destinations Funds - For the Six Months Ended June 30, 2024 (Unaudited) - Statements of Operations - 23
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 1,442,136 $ 3,593,295 $ 1,541,912 $ 1,740,557 $ 2,529,466
759,576 3,939,952 1,849,691 1,905,018 3,145,333
6,006 8,881 4,562 4,265 6,443
2,207,718 7,542,128 3,396,165 3,649,840 5,681,242
641,692 1,191,955 348,634 312,913 763,730
127,811 219,333 79,112 73,184 148,157
1,093,488 2,234,100 666,896 596,573 1,454,776
140,539 58,129 3,556 5,184 13,940
656,099 1,340,473 400,141 357,948 872,874
23,450 39,514 15,370 14,465 27,449
6,794 13,505 5,486 4,885 7,663
17,268 31,990 9,253 8,303 20,385
2,985 5,463 1,774 1,654 3,469
2,081 3,888 1,143 1,030 2,501
11,891 23,500 7,264 6,683 15,272
2,724,098 5,161,850 1,538,629 1,382,822 3,330,216
(516,380) 2,380,278 1,857,536 2,267,018 2,351,026
50,644,796 79,126,884 20,502,139 15,490,046 50,333,221
— — (4,357) (1,403,540) —
50,644,796 79,126,884 20,497,782 14,086,506 50,333,221
21,814,306 24,589,828 (3,247,751) (7,872,021) 2,883,498
(186,123) (3,912,934) (1,056,851) (549,440) (1,796,396)
21,628,183 20,676,894 (4,304,602) (8,421,461) 1,087,102
72,272,979 99,803,778 16,193,180 5,665,045 51,420,323
$ 71,756,599 $ 102,184,056 $ 18,050,716 $ 7,932,063 $ 53,771,349

24 - Statements of Operations - For the Six Months Ended June 30, 2024 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 1,621,405
Dividend income from unaffiliated issuers 1,581,644
Income from securities lending (Note 2) 7,932
Interest income (unaffiliated) –
Total Income 3,210,981
EXPENSES:
Investment advisory fees 718,752
Fund administration fees 140,644
Distribution fees Class II Shares 1,361,457
Distribution fees Class P Shares 20,765
Administrative servicing fees Class I Shares —
Administrative servicing fees Class II Shares 816,882
Professional fees 25,940
Printing fees 6,158
Trustee fees 19,317
Accounting and transfer agent fees 3,248
Compliance program costs (Note 3) 2,343
Other 14,050
Total expenses before expenses reimbursed 3,129,556
Expenses reimbursed by adviser (Note 3) —
Net Expenses 3,129,556
NET INVESTMENT INCOME 81,425
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 56,367,777
Transactions in investment securities of unaffiliated issuers —
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) 56,367,777
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 17,054,483
Investment securities of unaffiliated issuers (1,919,759)
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation 15,134,724
Net realized/unrealized gains (losses) 71,502,501
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 71,583,926

Investor Destinations Funds - For the Six Months Ended June 30, 2024 (Unaudited) - Statements of Operations - 25
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 782,892 $ 1,782,951
1,061,789 2,043,090
2,594 4,721
605,975 1,610,925
2,453,250 5,441,687
312,062 778,402
66,095 133,296
517,314 1,289,296
— —
1,670 4,817
310,391 773,585
12,849 24,350
4,674 7,174
7,287 18,118
1,266 2,949
881 2,200
5,108 12,843
1,239,597 3,047,030
(97,660) (147,719)
1,141,937 2,899,311
1,311,313 2,542,376
16,025,144 44,919,864
(43,508) (97,281)
7,215,759 25,292,912
23,197,395 70,115,495
939,956 8,083,722
(562,003) (1,968,948)
(2,696,620) (8,464,094)
(2,318,667) (2,349,320)
20,878,728 67,766,175
$ 22,190,041 $ 70,308,551

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income/(loss) $ (403,223) $ 2,524,339
Net realized gains (losses) 24,340,616 (19,273,102)
Net change in unrealized appreciation/depreciation 7,511,366 77,580,677
Change in net assets resulting from operations 31,448,759 60,831,914
Distributions to Shareholders From:
Distributable earnings:
Class II — (3,462,843)
Class P — (481,273)
Change in net assets from shareholder distributions — (3,944,116)
Change in net assets from capital transactions (8,188,303) (8,003,606)
Change in net assets 23,260,456 48,884,192
Net Assets:
Beginning of period 370,172,543 321,288,351
End of period $ 393,432,999 $ 370,172,543
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 12,943,109 $ 19,180,986
Dividends reinvested — 3,462,843
Cost of shares redeemed (21,187,281) (34,326,594)
Total Class II Shares (8,244,172) (11,682,765)
Class P Shares
Proceeds from shares issued 1,657,299 5,062,081
Dividends reinvested — 481,273
Cost of shares redeemed (1,601,430) (1,864,195)
Total Class P Shares 55,869 3,679,159
Change in net assets from capital transactions $ (8,188,303) $ (8,003,606)
SHARE TRANSACTIONS:
Class II Shares
Issued 1,213,925 2,046,479
Reinvested — 364,510
Redeemed (1,977,056) (3,673,007)
Total Class II Shares (763,131) (1,262,018)
Class P Shares
Issued 156,055 543,515
Reinvested — 50,982
Redeemed (149,571) (200,541)
Total Class P Shares 6,484 393,956
Total change in shares (756,647) (868,062)

Investor Destinations Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 27
NVIT Investor Destinations Moderately
Aggressive Fund NVIT Investor Destinations Moderate Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ (516,380) $ 8,788,471 $ 2,380,278 $ 24,327,666
50,644,796 (50,196,345) 79,126,884 (85,011,880)
21,628,183 197,956,499 20,676,894 314,191,292
71,756,599 156,548,625 102,184,056 253,507,078
— (9,110,730) — —
— (1,079,713) — —
— (10,190,443) — —
(53,543,006) (74,822,432) (134,890,964) (232,678,067)
18,213,593 71,535,750 (32,706,908) 20,829,011
987,655,728 916,119,978 1,862,095,251 1,841,266,240
$ 1,005,869,321 $ 987,655,728 $ 1,829,388,343 $ 1,862,095,251
$ 12,012,567 $ 24,630,345 $ 8,337,099 $ 16,311,593
— 9,110,730 — —
(66,153,957) (112,987,976) (142,912,333) (249,604,572)
(54,141,390) (79,246,901) (134,575,234) (233,292,979)
2,279,419 7,342,080 1,564,082 4,760,892
— 1,079,713 — —
(1,681,035) (3,997,324) (1,879,812) (4,145,980)
598,384 4,424,469 (315,730) 614,912
$ (53,543,006) $ (74,822,432) $ (134,890,964) $ (232,678,067)
1,262,495 2,926,787 941,238 2,034,012
— 1,071,851 — —
(7,053,452) (13,411,188) (16,094,839) (31,089,554)
(5,790,957) (9,412,550) (15,153,601) (29,055,542)
244,418 884,198 177,526 592,769
— 128,384 — —
(178,279) (479,977) (212,987) (503,800)
66,139 532,605 (35,461) 88,969
(5,724,818) (8,879,945) (15,189,062) (28,966,573)

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Moderately
Conservative Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 1,857,536 $ 10,574,595
Net realized gains (losses) 20,497,782 (21,905,285)
Net change in unrealized appreciation/depreciation (4,304,602) 71,132,403
Change in net assets resulting from operations 18,050,716 59,801,713
Change in net assets from capital transactions (37,573,532) (86,362,888)
Change in net assets (19,522,816) (26,561,175)
Net Assets:
Beginning of period 551,146,901 577,708,076
End of period $ 531,624,085 $ 551,146,901
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 4,623,475 $ 15,483,509
Dividends reinvested — —
Cost of shares redeemed (42,156,681) (101,745,169)
Total Class II Shares (37,533,206) (86,261,660)
Class P Shares
Proceeds from shares issued 150,442 254,548
Dividends reinvested — —
Cost of shares redeemed (190,768) (355,776)
Total Class P Shares (40,326) (101,228)
Change in net assets from capital transactions $ (37,573,532) $ (86,362,888)
SHARE TRANSACTIONS:
Class II Shares
Issued 495,758 1,787,364
Reinvested — —
Redeemed (4,526,845) (11,745,579)
Total Class II Shares (4,031,087) (9,958,215)
Class P Shares
Issued 16,123 29,383
Reinvested — —
Redeemed (20,681) (41,548)
Total Class P Shares (4,558) (12,165)
Total change in shares (4,035,645) (9,970,380)

Investor Destinations Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 29
NVIT Investor Destinations Conservative
Fund NVIT Investor Destinations Balanced Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 2,267,018 $ 12,836,259 $ 2,351,026 $ 19,425,888
14,086,506 (17,070,498) 50,333,221 (49,659,177)
(8,421,461) 44,451,224 1,087,102 178,282,303
7,932,063 40,216,985 53,771,349 148,049,014
(43,384,390) (82,372,104) (109,204,467) (151,651,020)
(35,452,327) (42,155,119) (55,433,118) (3,602,006)
503,388,181 545,543,300 1,212,282,881 1,215,884,887
$ 467,935,854 $ 503,388,181 $ 1,156,849,763 $ 1,212,282,881
$ 13,316,902 $ 34,242,261 $ 1,650,880 $ 3,341,568
— — — —
(56,660,071) (116,985,982) (110,807,122) (153,806,829)
(43,343,169) (82,743,721) (109,156,242) (150,465,261)
145,270 594,484 359,752 936,081
— — — —
(186,491) (222,867) (407,977) (2,121,840)
(41,221) 371,617 (48,225) (1,185,759)
$ (43,384,390) $ (82,372,104) $ (109,204,467) $ (151,651,020)
1,416,989 3,804,446 123,346 273,796
— — — —
(5,996,557) (12,985,070) (8,293,909) (12,552,520)
(4,579,568) (9,180,624) (8,170,563) (12,278,724)
15,435 66,157 26,900 76,854
— — — —
(19,804) (24,752) (30,235) (173,703)
(4,369) 41,405 (3,335) (96,849)
(4,583,937) (9,139,219) (8,173,898) (12,375,573)

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 81,425 $ 11,541,872
Net realized gains (losses) 56,367,777 (53,850,059)
Net change in unrealized appreciation/depreciation 15,134,724 209,885,506
Change in net assets resulting from operations 71,583,926 167,577,319
Distributions to Shareholders From:
Distributable earnings:
Class II — (1,039,435)
Class P — (14,635)
Change in net assets from shareholder distributions — (1,054,070)
Change in net assets from capital transactions (90,618,653) (137,837,793)
Change in net assets (19,034,727) 28,685,456
Net Assets:
Beginning of period 1,121,745,216 1,093,059,760
End of period $ 1,102,710,489 $ 1,121,745,216
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 563,169 3,635,741
Dividends reinvested — 1,039,435
Cost of shares redeemed (90,984,068) (141,881,580)
Total Class II Shares (90,420,899) (137,206,404)
Class P Shares
Proceeds from shares issued 316,901 1,069,264
Dividends reinvested — 14,635
Cost of shares redeemed (514,655) (1,715,288)
Total Class P Shares (197,754) (631,389)
Change in net assets from capital transactions $ (90,618,653) $ (137,837,793)

Investor Destinations Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 31
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 1,311,313 $ 7,276,118 $ 2,542,376 $ 15,406,947
23,197,395 (20,087,380) 70,115,495 (65,149,477)
(2,318,667) 59,831,607 (2,349,320) 174,710,026
22,190,041 47,020,345 70,308,551 124,967,496
— — — —
— — — —
— — — —
(22,789,931) (37,906,467) (73,437,883) (108,079,500)
(599,890) 9,113,878 (3,129,332) 16,887,996
419,429,914 410,316,036 1,045,076,816 1,028,188,820
$ 418,830,024 $ 419,429,914 $ 1,041,947,484 $ 1,045,076,816
$ 171,654 $ 388,036 $ 317,402 $ 778,998
— — — —
(56,130) (271,864) (116,089) (261,343)
115,524 116,172 201,313 517,655
3,571,184 5,563,844 2,581,756 4,004,934
— — — —
(26,476,639) (43,586,483) (76,220,952) (112,602,089)
(22,905,455) (38,022,639) (73,639,196) (108,597,155)
— — — —
— — — —
— — — —
— — — —
$ (22,789,931) $ (37,906,467) $ (73,437,883) $ (108,079,500)

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 43,103 318,016
Reinvested — 88,613
Redeemed (7,049,653) (12,303,356)
Total Class II Shares (7,006,550) (11,896,727)
Class P Shares
Issued 24,773 92,857
Reinvested — 1,253
Redeemed (39,958) (148,358)
Total Class P Shares (15,185) (54,248)
Total change in shares (7,021,735) (11,950,975)

Investor Destinations Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 33
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
16,353 40,265 30,292 81,155
— — — —
(5,261) (28,098) (10,849) (27,413)
11,092 12,167 19,443 53,742
339,531 574,860 241,508 423,270
— — — —
(2,514,687) (4,540,077) (7,225,931) (11,861,089)
(2,175,156) (3,965,217) (6,984,423) (11,437,819)
— — — —
— — — —
— — — —
— — — —
(2,164,064) (3,953,050) (6,964,980) (11,384,077)

34 - Financial Highlights - June 30, 2024 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2024 (Unaudited) $ 10.21 $ (0.01) $ 0.88 $ 0.87 $ — $ — $ — $ 11.08 8.52% $ 341,187 0.58% (0.23)% 0.58% 44.63%
12/31/2023 8.65 0.07 1.60 1.67 — (0.11) (0.11) 10.21 19.38% 322,138 0.58% 0.71% 0.58% 32.02%
12/31/2022 14.81 0.08 (2.87) (2.79) — (3.37) (3.37) 8.65 (18.89)% 284,010 0.59% 0.67% 0.59% 21.13%
12/31/2021 13.05 0.43 1.59 2.02 (0.02) (0.24) (0.26) 14.81 15.50% 358,122 0.58% 2.99% 0.58% 61.15%
12/31/2020 12.40 0.18 1.30 1.48 (0.03) (0.80) (0.83) 13.05 12.82% 296,578 0.59% 1.53% 0.59% 15.71%
12/31/2019 11.21 0.23 2.34 2.57 (0.24) (1.14) (1.38) 12.40 23.73% 267,228 0.59% 1.86% 0.59% 12.92%(g)
Class P Shares
6/30/2024 (Unaudited) 10.15 — 0.87 0.87 — — — 11.02 8.57% 52,246 0.43% (0.08)% 0.43% 44.63%
12/31/2023 8.59 0.09 1.58 1.67 — (0.11) (0.11) 10.15 19.52% 48,034 0.43% 0.92% 0.43% 32.02%
12/31/2022 14.72 0.10 (2.86) (2.76) — (3.37) (3.37) 8.59 (18.77)% 37,279 0.44% 0.86% 0.44% 21.13%
12/31/2021 12.96 0.45 1.58 2.03 (0.03) (0.24) (0.27) 14.72 15.74% 40,988 0.43% 3.18% 0.43% 61.15%
12/31/2020 12.30 0.20 1.29 1.49 (0.03) (0.80) (0.83) 12.96 13.00% 33,465 0.44% 1.75% 0.44% 15.71%
12/31/2019 11.14 0.27 2.29 2.56 (0.26) (1.14) (1.40) 12.30 23.80% 26,844 0.44% 2.19% 0.44% 12.92%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2024 (Unaudited) - Financial Highlights - 35
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2024 (Unaudited) $ 9.10 $ (0.01) $ 0.69 $ 0.68 $ — $ — $ — $ 9.78 7.47% $ 888,615 0.57% (0.12)% 0.57% 39.07%
12/31/2023 7.80 0.08 1.31 1.39 — (0.09) (0.09) 9.10 17.93% 879,263 0.57% 0.90% 0.57% 26.42%
12/31/2022 14.70 0.08 (2.75) (2.67) — (4.23) (4.23) 7.80 (18.28)% 827,408 0.57% 0.77% 0.57% 16.14%
12/31/2021 13.15 0.40 1.39 1.79 (0.02) (0.22) (0.24) 14.70 13.63% 1,099,938 0.57% 2.85% 0.57% 59.87%
12/31/2020 12.51 0.18 1.27 1.45 (0.03) (0.78) (0.81) 13.15 12.33% 1,034,734 0.58% 1.49% 0.58% 13.54%
12/31/2019 11.58 0.24 2.19 2.43 (0.25) (1.25) (1.50) 12.51 21.83% 1,021,891 0.57% 1.89% 0.57% 11.88%(g)
Class P Shares
6/30/2024 (Unaudited) 9.01 — 0.68 0.68 — — — 9.69 7.55% 117,255 0.42% 0.03% 0.42% 39.07%
12/31/2023 7.71 0.09 1.30 1.39 — (0.09) (0.09) 9.01 18.14% 108,393 0.42% 1.12% 0.42% 26.42%
12/31/2022 14.58 0.11 (2.75) (2.64) — (4.23) (4.23) 7.71 (18.23)% 88,712 0.42% 0.98% 0.42% 16.14%
12/31/2021 13.04 0.44 1.36 1.80 (0.04) (0.22) (0.26) 14.58 13.84% 104,200 0.42% 3.14% 0.42% 59.87%
12/31/2020 12.39 0.21 1.25 1.46 (0.03) (0.78) (0.81) 13.04 12.53% 89,662 0.43% 1.75% 0.43% 13.54%
12/31/2019 11.48 0.28 2.16 2.44 (0.28) (1.25) (1.53) 12.39 22.04% 75,487 0.42% 2.22% 0.42% 11.88%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

36 - Financial Highlights - June 30, 2024 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2024 (Unaudited) $ 8.65 $ 0.01 $ 0.48 $ 0.49 $ — $ — $ — $ 9.14 5.66% $ 1,781,462 0.57% 0.26% 0.57% 31.80%
12/31/2023 7.54 0.11 1.00 1.11 — — — 8.65 14.72% 1,816,480 0.57% 1.31% 0.57% 18.91%
12/31/2022 13.14 0.10 (2.26) (2.16) — (3.44) (3.44) 7.54 (16.55)% 1,802,235 0.57% 1.01% 0.57% 12.51%
12/31/2021 12.07 0.33 0.91 1.24 (0.02) (0.15) (0.17) 13.14 10.31% 2,427,562 0.57% 2.61% 0.57% 50.07%
12/31/2020 11.60 0.18 0.97 1.15 (0.02) (0.66) (0.68) 12.07 10.34% 2,461,085 0.57% 1.56% 0.57% 12.14%
12/31/2019 11.06 0.24 1.66 1.90 (0.25) (1.11) (1.36) 11.60 17.74% 2,501,624 0.57% 1.99% 0.57% 11.80%(g)
Class P Shares
6/30/2024 (Unaudited) 8.61 0.02 0.48 0.50 — — — 9.11 5.81% 47,927 0.42% 0.41% 0.42% 31.80%
12/31/2023 7.49 0.12 1.00 1.12 — — — 8.61 14.95% 45,615 0.42% 1.56% 0.42% 18.91%
12/31/2022 13.07 0.12 (2.26) (2.14) — (3.44) (3.44) 7.49 (16.49)% 39,031 0.42% 1.22% 0.42% 12.51%
12/31/2021 12.02 0.39 0.86 1.25 (0.05) (0.15) (0.20) 13.07 10.44% 45,364 0.42% 3.08% 0.42% 50.07%
12/31/2020 11.53 0.22 0.95 1.17 (0.02) (0.66) (0.68) 12.02 10.59% 34,383 0.42% 1.98% 0.42% 12.14%
12/31/2019 11.01 0.27 1.63 1.90 (0.27) (1.11) (1.38) 11.53 17.83% 25,394 0.42% 2.28% 0.42% 11.80%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2024 (Unaudited) - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2024 (Unaudited) $ 9.20 $ 0.03 $ 0.28 $ 0.31 $ — $ — $ — $ 9.51 3.37% $ 528,658 0.57% 0.69% 0.57% 20.98%
12/31/2023 8.27 0.16 0.77 0.93 — — — 9.20 11.25% 548,239 0.57% 1.88% 0.57% 14.63%
12/31/2022 11.88 0.14 (1.84) (1.70) — (1.91) (1.91) 8.27 (14.39)% 574,999 0.58% 1.42% 0.58% 13.53%
12/31/2021 11.25 0.26 0.49 0.75 (0.02) (0.10) (0.12) 11.88 6.71% 771,094 0.58% 2.24% 0.58% 34.00%
12/31/2020 10.68 0.16 0.73 0.89 (0.01) (0.31) (0.32) 11.25 8.55% 809,718 0.58% 1.54% 0.58% 14.41%
12/31/2019 10.14 0.22 1.12 1.34 (0.23) (0.57) (0.80) 10.68 13.48% 825,375 0.58% 2.01% 0.58% 8.43%(g)
Class P Shares
6/30/2024 (Unaudited) 9.15 0.04 0.28 0.32 — — — 9.47 3.50% 2,966 0.42% 0.85% 0.42% 20.98%
12/31/2023 8.21 0.18 0.76 0.94 — — — 9.15 11.45% 2,908 0.42% 2.11% 0.42% 14.63%
12/31/2022 11.80 0.17 (1.85) (1.68) — (1.91) (1.91) 8.21 (14.34)% 2,709 0.43% 1.68% 0.43% 13.53%
12/31/2021 11.18 0.28 0.49 0.77 (0.05) (0.10) (0.15) 11.80 6.87% 2,985 0.43% 2.45% 0.43% 34.00%
12/31/2020 10.60 0.19 0.71 0.90 (0.01) (0.31) (0.32) 11.18 8.71% 2,818 0.43% 1.83% 0.43% 14.41%
12/31/2019 10.07 0.24 1.11 1.35 (0.25) (0.57) (0.82) 10.60 13.67% 2,293 0.43% 2.28% 0.43% 8.43%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

38 - Financial Highlights - June 30, 2024 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2024 (Unaudited) $ 9.42 $ 0.04 $ 0.12 $ 0.16 $ — $ — $ — $ 9.58 1.70% $ 463,721 0.58% 0.94% 0.58% 13.70%
12/31/2023 8.72 0.22 0.48 0.70 — — — 9.42 8.03% 499,205 0.58% 2.44% 0.58% 14.13%
12/31/2022 10.74 0.16 (1.46) (1.30) — (0.72) (0.72) 8.72 (12.19)% 542,037 0.58% 1.69% 0.58% 17.41%
12/31/2021 10.54 0.20 0.09 0.29 (0.02) (0.07) (0.09) 10.74 2.75% 698,366 0.58% 1.86% 0.58% 25.65%
12/31/2020 9.98 0.17 0.50 0.67 (0.01) (0.10) (0.11) 10.54 6.71% 790,805 0.58% 1.66% 0.58% 22.58%
12/31/2019 9.50 0.20 0.70 0.90 (0.22) (0.20) (0.42) 9.98 9.53% 688,613 0.58% 2.06% 0.58% 15.84%(g)
Class P Shares
6/30/2024 (Unaudited) 9.41 0.05 0.11 0.16 — — — 9.57 1.70% 4,215 0.43% 1.10% 0.43% 13.70%
12/31/2023 8.70 0.25 0.46 0.71 — — — 9.41 8.16% 4,184 0.43% 2.79% 0.43% 14.13%
12/31/2022 10.70 0.18 (1.46) (1.28) — (0.72) (0.72) 8.70 (12.04)% 3,506 0.43% 1.84% 0.43% 17.41%
12/31/2021 10.51 0.21 0.09 0.30 (0.04) (0.07) (0.11) 10.70 2.85% 4,493 0.43% 2.02% 0.43% 25.65%
12/31/2020 9.93 0.18 0.51 0.69 (0.01) (0.10) (0.11) 10.51 6.95% 4,515 0.43% 1.82% 0.43% 22.58%
12/31/2019 9.46 0.23 0.67 0.90 (0.23) (0.20) (0.43) 9.93 9.65% 4,124 0.43% 2.30% 0.43% 15.84%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2024 (Unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2024 (Unaudited) $ 13.09 $ 0.03 $ 0.58 $ 0.61 $ — $ — $ — $ 13.70 4.66% $ 1,145,397 0.57% 0.40% 0.57% 26.63%
12/31/2023 11.58 0.20 1.31 1.51 — — — 13.09 13.04% 1,201,305 0.57% 1.60% 0.57% 16.90%
12/31/2022 17.34 0.17 (2.75) (2.58) — (3.18) (3.18) 11.58 (14.99)% 1,205,067 0.57% 1.19% 0.57% 13.14%
12/31/2021 16.20 0.38 0.95 1.33 (0.03) (0.16) (0.19) 17.34 8.24% 1,567,915 0.57% 2.26% 0.57% 41.04%
12/31/2020 15.26 0.24 1.16 1.40 (0.02) (0.44) (0.46) 16.20 9.41% 1,620,709 0.57% 1.61% 0.57% 14.53%
12/31/2019 14.39 0.32 1.84 2.16 (0.33) (0.96) (1.29) 15.26 15.34% 1,582,104 0.57% 2.06% 0.57% 12.40%(g)
Class P Shares
6/30/2024 (Unaudited) 13.09 0.04 0.58 0.62 — — — 13.71 4.74% 11,452 0.42% 0.55% 0.42% 26.63%
12/31/2023 11.57 0.22 1.30 1.52 — — — 13.09 13.14% 10,977 0.42% 1.82% 0.42% 16.90%
12/31/2022 17.30 0.20 (2.75) (2.55) — (3.18) (3.18) 11.57 (14.84)% 10,818 0.42% 1.41% 0.42% 13.14%
12/31/2021 16.16 0.43 0.93 1.36 (0.06) (0.16) (0.22) 17.30 8.45% 12,255 0.42% 2.51% 0.42% 41.04%
12/31/2020 15.21 0.29 1.12 1.41 (0.02) (0.44) (0.46) 16.16 9.50% 11,365 0.42% 1.91% 0.42% 14.53%
12/31/2019 14.35 0.37 1.81 2.18 (0.36) (0.96) (1.32) 15.21 15.51% 9,412 0.42% 2.42% 0.42% 12.40%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

40 - Financial Highlights - June 30, 2024 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2024 (Unaudited) $ 12.51 $ — $ 0.83 $ 0.83 $ — $ — $ — $ 13.34 6.63% $ 1,085,546 0.57% 0.01% 0.57% 35.85%
12/31/2023 10.76 0.12 1.64 1.76 — (0.01) (0.01) 12.51 16.38% 1,105,475 0.57% 1.04% 0.57% 19.54%
12/31/2022 20.21 0.13 (3.65) (3.52) — (5.93) (5.93) 10.76 (17.57)% 1,078,510 0.57% 0.89% 0.57% 12.44%
12/31/2021 18.32 0.51 1.71 2.22 (0.03) (0.30) (0.33) 20.21 12.16% 1,467,723 0.57% 2.60% 0.57% 55.36%
12/31/2020 17.45 0.26 1.66 1.92 (0.03) (1.02) (1.05) 18.32 11.62% 1,462,628 0.57% 1.52% 0.57% 12.84%
12/31/2019 16.03 0.33 2.78 3.11 (0.36) (1.33) (1.69) 17.45 19.94% 1,445,670 0.57% 1.91% 0.57% 9.90%(g)
Class P Shares
6/30/2024 (Unaudited) 12.46 0.01 0.83 0.84 — — — 13.30 6.74% 17,164 0.42% 0.16% 0.42% 35.85%
12/31/2023 10.70 0.14 1.63 1.77 — (0.01) (0.01) 12.46 16.56% 16,271 0.42% 1.25% 0.42% 19.54%
12/31/2022 20.12 0.16 (3.65) (3.49) — (5.93) (5.93) 10.70 (17.50)% 14,549 0.42% 1.09% 0.42% 12.44%
12/31/2021 18.24 0.59 1.66 2.25 (0.07) (0.30) (0.37) 20.12 12.38% 17,656 0.42% 3.01% 0.42% 55.36%
12/31/2020 17.35 0.33 1.61 1.94 (0.03) (1.02) (1.05) 18.24 11.80% 14,683 0.42% 1.96% 0.42% 12.84%
12/31/2019 15.95 0.39 2.73 3.12 (0.39) (1.33) (1.72) 17.35 20.11% 10,776 0.42% 2.25% 0.42% 9.90%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2024 (Unaudited) - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2024 (Unaudited) $ 10.35 $ 0.05 $ 0.53 $ 0.58 $ — $ — $ — $ 10.93 5.60% $ 2,345 0.30% 0.88% 0.35% 29.76%
12/31/2023 9.21 0.21 0.93 1.14 — — — 10.35 12.38% 2,107 0.30% 2.15% 0.35% 24.34%
12/31/2022 12.00 0.16 (1.81) (1.65) — (1.14) (1.14) 9.21 (13.87)% 1,763 0.30% 1.58% 0.35% 15.70%
12/31/2021 11.45 0.30 0.58 0.88 (0.05) (0.28) (0.33) 12.00 7.72% 1,673 0.30% 2.56% 0.35% 45.26%
12/31/2020 11.06 0.21 0.31 0.52 (0.01) (0.12) (0.13) 11.45 4.83% 1,402 0.30% 1.91% 0.35% 13.58%
12/31/2019 10.21 0.26 1.10 1.36 (0.27) (0.24) (0.51) 11.06 13.37% 1,218 0.30% 2.44% 0.35% 18.32%(h)
Class II Shares
6/30/2024 (Unaudited) 10.26 0.03 0.53 0.56 — — — 10.82 5.46% 416,485 0.55% 0.63% 0.60% 29.76%
12/31/2023 9.15 0.17 0.94 1.11 — — — 10.26 12.13% 417,323 0.55% 1.77% 0.60% 24.34%
12/31/2022 11.97 0.13 (1.81) (1.68) — (1.14) (1.14) 9.15 (14.17)% 408,553 0.55% 1.23% 0.60% 15.70%
12/31/2021 11.41 0.26 0.60 0.86 (0.02) (0.28) (0.30) 11.97 7.57% 510,651 0.55% 2.23% 0.60% 45.26%
12/31/2020 11.05 0.17 0.32 0.49 (0.01) (0.12) (0.13) 11.41 4.56% 494,836 0.55% 1.54% 0.60% 13.58%
12/31/2019 10.21 0.23 1.09 1.32 (0.24) (0.24) (0.48) 11.05 13.00% 492,738 0.55% 2.09% 0.60% 18.32%(h)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

42 - Financial Highlights - June 30, 2024 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2024 (Unaudited) $ 10.29 $ 0.04 $ 0.69 $ 0.73 $ — $ — $ — $ 11.02 7.09% $ 6,727 0.31% 0.74% 0.34% 33.25%
12/31/2023 9.09 0.18 1.02 1.20 — — — 10.29 13.20% 6,081 0.31% 1.85% 0.34% 25.48%
12/31/2022 12.96 0.16 (2.06) (1.90) — (1.97) (1.97) 9.09 (14.96)% 4,883 0.31% 1.43% 0.34% 14.73%
12/31/2021 12.01 0.36 1.12 1.48 (0.06) (0.47) (0.53) 12.96 12.34% 4,793 0.31% 2.81% 0.34% 51.90%
12/31/2020 11.49 0.21 0.53 0.74 (0.01) (0.21) (0.22) 12.01 6.59% 3,608 0.31% 1.88% 0.35% 13.50%
12/31/2019 10.43 0.27 1.33 1.60 (0.27) (0.27) (0.54) 11.49 15.52% 3,081 0.31% 2.39% 0.34% 14.79%(h)
Class II Shares
6/30/2024 (Unaudited) 10.20 0.03 0.68 0.71 — — — 10.91 6.96% 1,035,220 0.56% 0.49% 0.59% 33.25%
12/31/2023 9.03 0.14 1.03 1.17 — — — 10.20 12.96% 1,038,996 0.56% 1.50% 0.59% 25.48%
12/31/2022 12.92 0.12 (2.04) (1.92) — (1.97) (1.97) 9.03 (15.16)% 1,023,306 0.56% 1.06% 0.59% 14.73%
12/31/2021 11.98 0.30 1.13 1.43 (0.02) (0.47) (0.49) 12.92 12.01% 1,286,826 0.56% 2.38% 0.59% 51.90%
12/31/2020 11.49 0.17 0.54 0.71 (0.01) (0.21) (0.22) 11.98 6.33% 1,210,471 0.56% 1.49% 0.60% 13.50%
12/31/2019 10.43 0.23 1.34 1.57 (0.24) (0.27) (0.51) 11.49 15.25% 1,184,500 0.56% 2.06% 0.59% 14.79%(h)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 43
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Investor Destinations Aggressive Fund ("Investor Destinations Aggressive")
NVIT Investor Destinations Moderately Aggressive Fund ("Investor Destinations Moderately Aggressive")
NVIT Investor Destinations Moderate Fund ("Investor Destinations Moderate")
NVIT Investor Destinations Moderately Conservative Fund ("Investor Destinations Moderately Conservative")
NVIT Investor Destinations Conservative Fund ("Investor Destinations Conservative")
NVIT Investor Destinations Balanced Fund ("Investor Destinations Balanced")
NVIT Investor Destinations Capital Appreciation Fund ("Investor Destinations Capital Appreciation")
NVIT Investor Destinations Managed Growth & Income Fund ("Investor Destinations Managed Growth & Income")
NVIT Investor Destinations Managed Growth Fund ("Investor Destinations Managed Growth")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC. Shares of Investor
Destinations Moderate and Investor Destinations Capital Appreciation are also held by other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide Contract”) issued by NLIC.
The Funds, as applicable, currently offer Class I, Class II and Class P shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

44 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Investor Destinations Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, other series of NMF, and other series of ESS (together, the “series of the
Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’
Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2024. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 10,663,803 $ – $ – $ 10,663,803
Investment Companies 380,127,711 – – 380,127,711
Short-Term Investment 2,848,101 – – 2,848,101
Total $ 393,639,615 $ – $ – $ 393,639,615
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 41,554,066 $ – $ – $ 41,554,066
Investment Companies 952,396,153 – – 952,396,153
Short-Term Investment 12,398,663 – – 12,398,663
Total $ 1,006,348,882 $ – $ – $ 1,006,348,882

Investor Destinations Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 45
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 116,382,117 $ – $ – $ 116,382,117
Investment Companies 1,619,562,306 – – 1,619,562,306
Short-Term Investment 94,017,708 – – 94,017,708
Total $ 1,829,962,131 $ – $ – $ 1,829,962,131
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 53,670,000 $ – $ – $ 53,670,000
Investment Companies 434,592,715 – – 434,592,715
Short-Term Investment 43,531,679 – – 43,531,679
Total $ 531,794,394 $ – $ – $ 531,794,394
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 52,714,681 $ – $ – $ 52,714,681
Investment Companies 375,529,791 – – 375,529,791
Repurchase Agreement – 1,925,000 – 1,925,000
Short-Term Investment 39,973,904 – – 39,973,904
Total $ 468,218,376 $ 1,925,000 $ – $ 470,143,376
Investor Destinations Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 89,417,397 $ – $ – $ 89,417,397
Investment Companies 992,026,552 – – 992,026,552
Short-Term Investment 75,685,190 – – 75,685,190
Total $ 1,157,129,139 $ – $ – $ 1,157,129,139
Investor Destinations Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 69,965,273 $ – $ – $ 69,965,273
Investment Companies 1,005,264,371 – – 1,005,264,371
Short-Term Investment 27,933,936 – – 27,933,936
Total $ 1,103,163,580 $ – $ – $ 1,103,163,580
Investor Destinations Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 31,199,618 $ – $ – $ 31,199,618
Futures Contracts# 495,325 – – 495,325
Investment Companies 333,801,398 – – 333,801,398

46 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Investor Destinations Funds
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2024, the Funds did not have overdrawn balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Investor Destinations Managed Growth & Income and Investor Destinations
Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, each Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
NFA’s view of current equity market conditions. Through the use of these futures contracts, each Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
Level 1 Level 2 Level 3 Total
Assets:
Short-Term Investment $ 23,351,446 $ – $ – $ 23,351,446
Total $ 388,847,787 $ – $ – $ 388,847,787
Investor Destinations Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 59,704,498 $ – $ – $ 59,704,498
Futures Contracts# 1,503,219 – – 1,503,219
Investment Companies 852,366,880 – – 852,366,880
Short-Term Investment 46,555,382 – – 46,555,382
Total $ 960,129,979 $ – $ – $ 960,129,979
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Investor Destinations Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 47
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2024:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2024:
Investor Destinations Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 495,325
Total $ 495,325
Investor Destinations Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,503,219
Total $ 1,503,219
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Investor Destinations Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 7,215,759
Total $ 7,215,759
Investor Destinations Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 25,292,912
Total $ 25,292,912

48 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Investor Destinations Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2024:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2024:
(d) Securities Lending
During the six months ended June 30, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
Investor Destinations Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (2,696,620)
Total $ (2,696,620)
Investor Destinations Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (8,464,094)
Total $ (8,464,094)
Investor Destinations Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 82,324,298
Investor Destinations Managed Growth
Futures Contracts:
Average Notional Balance Long $ 273,092,590

Investor Destinations Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 49
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the six months ended June 30, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Conservative $ 1,925,000
As of June 30, 2024, the joint repos on a gross basis were as follows:
Cantor Fitzgerald & Co., 5.38%, dated 6/28/2024, due 7/1/2024, repurchase price $189,624,761, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 7.21%, maturing 3/26/2027 - 12/20/2073; total market value
$193,330,580.

50 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Investor Destinations Funds
As of June 30, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Investor Destinations Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,925,000 $ – $ 1,925,000 $ (1,925,000) $ –
Total $ 1,925,000 $ – $ 1,925,000 $ (1,925,000) $ –
* As of June 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Investor Destinations Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 51
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for Investor Destinations Managed Growth &
Income and Investor Destinations Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
For the six months ended June 30, 2024, the effective advisory fee rates before and after expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $27,063 during the six months ended June 30, 2024.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund
Fund Fee Schedule
Advisory Fee
(annual rate)
Investor Destinations Aggressive All assets 0.13%
Investor Destinations Moderately Aggressive All assets 0.13%
Investor Destinations Moderate All assets 0.13%
Investor Destinations Moderately Conservative All assets 0.13%
Investor Destinations Conservative All assets 0.13%
Investor Destinations Balanced All assets 0.13%
Investor Destinations Capital Appreciation All assets 0.13%
Investor Destinations Managed Growth & Income All assets 0.15%
Investor Destinations Managed Growth All assets 0.15%
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
Effective Advisory Fee
Rate After Expense
Reimbursements
Investor Destinations Aggressive 0.13% 0.13%
Investor Destinations Moderately Aggressive 0.13 0.13
Investor Destinations Moderate 0.13 0.13
Investor Destinations Moderately Conservative 0.13 0.13
Investor Destinations Conservative 0.13 0.13
Investor Destinations Balanced 0.13 0.13
Investor Destinations Capital Appreciation 0.13 0.13
Investor Destinations Managed Growth & Income 0.15 0.10
Investor Destinations Managed Growth 0.15 0.12

52 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Investor Destinations Funds
in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2024, NFM earned an aggregate of $1,049,861 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2024, the Funds' aggregate portion of such costs amounted to $16,864.
Fund Classes
Amount
(annual rate)
Investor Destinations Balanced All Classes 0.28%
Investor Destinations Capital Appreciation All Classes 0.28
Investor Destinations Managed Growth & Income All Classes 0.15
Investor Destinations Managed Growth All Classes 0.16
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Six Months Ended
June 30, 2024
Amount Total
Investor Destinations Managed
Growth & Income $ 127,970 $ 221,646 $ 195,830 $ 97,660 $ 643,106
Investor Destinations Managed
Growth 193,527 352,955 301,658 147,719 995,859
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Investor Destinations Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 53
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II and Class P shares of each Fund.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the six months ended June 30, 2024, the effective rates for administrative services fees were as follows:
N/A - Not applicable.
For the six months ended June 30, 2024, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the six months ended June 30, 2024 were as follows:
Fund Class I Class II
Investor Destinations Aggressive N/A 0.15%
Investor Destinations Moderately Aggressive N/A 0.15
Investor Destinations Moderate N/A 0.15
Investor Destinations Moderately Conservative N/A 0.15
Investor Destinations Conservative N/A 0.15
Investor Destinations Balanced N/A 0.15
Investor Destinations Capital Appreciation N/A 0.15
Investor Destinations Managed Growth & Income 0.15% 0.15
Investor Destinations Managed Growth 0.15 0.15
Fund Amount
Investor Destinations Aggressive $ 247,738
Investor Destinations Moderately Aggressive 656,099
Investor Destinations Moderate 1,340,473
Investor Destinations Moderately Conservative 400,141
Investor Destinations Conservative 357,948
Investor Destinations Balanced 872,874
Investor Destinations Capital Appreciation 816,882
Investor Destinations Managed Growth & Income 312,061
Investor Destinations Managed Growth 778,402
Investor Destinations Aggressive
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 12,443,035 38,709,567 107,370,317 (3,347,834) 304,211 5,160,284 148,196,545 161,176 —
Nationwide Multi-Cap
Portfolio, Class R6 – 150,321,151 — (168,591,253) 23,652,035 (5,381,933) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,017,721 24,844,417 992 (662,179) 82,887 2,561,421 26,827,538 — —

54 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Investor Destinations Funds
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT International Index
Fund, Class Y 6,966,537 76,453,321 713,314 (3,495,032) 288,557 3,786,388 77,746,548 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 2,623,184 — 51,343,926 (12,948) 40 57,164 51,388,182 — —
NVIT Mid Cap Index Fund,
Class Y 1,446,508 28,973,788 1,098 (1,761,523) 14,916 1,759,735 28,988,014 — —
NVIT Small Cap Index Fund,
Class Y 162,976 1,313,865 48 (331) 21 22,797 1,336,400 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 1,733,676 14,396,892 1,254,826 (3,993) (748) (286,610) 15,360,367 313,174 —
NVIT Bond Index Fund,
Class Y 3,313,361 22,038,279 8,337,922 (7,785) (1,303) (82,996) 30,284,117 — —
Total 357,051,280 169,022,443 (177,882,878) 24,340,616 7,596,250 380,127,711 474,350 —
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 29,257,124 95,723,760 250,634,420 (11,121,249) 800,102 12,415,317 348,452,350 388,300 —
Nationwide Multi-Cap
Portfolio, Class R6 – 366,302,713 — (409,634,280) 48,674,569 (5,343,002) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 6,415,578 51,839,912 — (349,076) 42,500 5,501,152 57,034,488 — —
NVIT International Index
Fund, Class Y 15,344,450 177,053,009 — (14,914,236) 1,098,516 8,006,776 171,244,065 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 6,273,495 — 122,822,000 (63,657) (16) 139,431 122,897,758 — —
NVIT Mid Cap Index Fund,
Class Y 2,549,712 49,099,048 — (955,151) 50,952 2,901,378 51,096,227 — —
NVIT Small Cap Index Fund,
Class Y 177,865 1,434,261 — (671) 52 24,854 1,458,496 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 5,521,787 48,867,450 1,053,836 (26,828) (4,433) (966,989) 48,923,036 1,053,836 —
NVIT Bond Index Fund,
Class Y 16,552,487 144,324,509 7,942,251 (94,970) (17,446) (864,611) 151,289,733 — —
Total 934,644,662 382,452,507 (437,160,118) 50,644,796 21,814,306 952,396,153 1,442,136 —
Investor Destinations Moderate
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 42,794,468 149,982,782 369,090,123 (29,742,852) 1,961,675 18,390,380 509,682,108 593,356 —
Nationwide Multi-Cap
Portfolio, Class R6 – 565,567,817 — (631,364,617) 72,349,827 (6,553,027) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 9,757,018 80,690,801 — (2,491,491) 278,944 8,261,637 86,739,891 — —
NVIT International Index
Fund, Class Y 18,251,868 219,264,413 — (26,913,339) 4,668,690 6,671,086 203,690,850 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 9,315,788 — 182,499,000 (210,329) (162) 207,784 182,496,293 — —
NVIT Mid Cap Index Fund,
Class Y 1,896,948 35,887,200 — (37,170) 1,620 2,163,185 38,014,835 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 14,850,199 131,503,126 2,835,829 (152,602) (25,198) (2,588,391) 131,572,764 2,835,830 —

Investor Destinations Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 55
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Inflation-
Protected Securities Fund,
Class R6 864,887 7,608,213 164,110 (8,720) (2,048) (90,007) 7,671,548 164,109 —
NVIT Bond Index Fund,
Class Y 46,266,426 425,019,591 1,186,735 (566,806) (104,120) (2,660,266) 422,875,134 — —
NVIT Loomis Short Term
Bond Fund, Class Y 3,734,167 36,077,379 — (43,599) (2,344) 787,447 36,818,883 — —
Total 1,651,601,322 555,775,797 (691,531,525) 79,126,884 24,589,828 1,619,562,306 3,593,295 —
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 7,441,463 28,048,534 64,856,544 (7,887,341) 627,240 2,982,846 88,627,823 103,216 —
Nationwide Multi-Cap
Portfolio, Class R6 – 102,803,753 — (114,578,711) 18,486,221 (6,711,263) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 851,960 7,910,469 — (1,156,455) 147,436 672,477 7,573,927 — —
NVIT International Index
Fund, Class Y 3,135,597 40,618,322 — (7,660,440) 1,618,998 416,385 34,993,265 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 1,617,437 — 31,686,000 (36,091) 11 35,666 31,685,586 — —
NVIT Mid Cap Index Fund,
Class Y 401,566 8,729,912 — (1,197,979) 35,953 479,506 8,047,392 — —
NVIT Small Cap Index Fund,
Class Y 356,710 2,877,705 — (2,641) 202 49,754 2,925,020 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 5,508,674 50,712,517 1,083,008 (1,960,479) (361,865) (666,333) 48,806,848 1,083,009 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,874,594 16,489,868 355,687 (18,386) (2,004) (197,515) 16,627,650 355,687 —
NVIT Bond Index Fund,
Class Y 18,065,265 160,872,710 5,450,815 (201,055) (36,713) (969,239) 165,116,518 — —
NVIT Loomis Short Term
Bond Fund, Class Y 3,061,733 29,727,994 — (185,933) (13,340) 659,965 30,188,686 — —
Total 448,791,784 103,432,054 (134,885,511) 20,502,139 (3,247,751) 434,592,715 1,541,912 —
Investor Destinations Conservative
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 3,282,919 13,357,653 28,847,295 (4,809,082) 489,430 1,214,265 39,099,561 46,626 —
Nationwide Multi-Cap
Portfolio, Class R6 – 53,171,053 — (58,848,290) 15,509,614 (9,832,377) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 639,050 7,022,509 — (2,018,622) 234,433 442,830 5,681,150 — —
NVIT International Index
Fund, Class Y 1,239,766 17,530,416 — (4,626,001) 1,015,817 (84,443) 13,835,789 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 713,773 — 14,018,000 (50,845) (104) 15,772 13,982,823 — —
NVIT Mid Cap Index Fund,
Class Y 19,954 459,815 — (88,507) 21,329 7,245 399,882 — —
NVIT Small Cap Index Fund,
Class Y 53,900 510,074 — (77,496) 23,485 (14,081) 441,982 — —

56 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Investor Destinations Funds
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 5,837,629 56,885,358 1,181,886 (5,211,590) (839,054) (295,205) 51,721,395 1,181,888 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,644,521 25,199,783 512,044 (1,954,894) (198,181) (101,851) 23,456,901 512,043 —
NVIT Bond Index Fund,
Class Y 19,741,038 171,053,202 14,482,653 (4,130,356) (756,863) (215,552) 180,433,084 — —
NVIT Loomis Short Term
Bond Fund, Class Y 4,713,714 44,735,949 930,324 (170,565) (9,860) 991,376 46,477,224 — —
Total 389,925,812 59,972,202 (81,986,248) 15,490,046 (7,872,021) 375,529,791 1,740,557 —
Investor Destinations Balanced
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 21,406,012 79,261,753 187,253,957 (22,155,575) 1,660,278 8,925,195 254,945,608 304,064 —
Nationwide Multi-Cap
Portfolio, Class R6 – 302,112,832 — (336,268,958) 45,586,805 (11,430,679) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 4,510,750 40,393,801 — (4,463,211) 525,314 3,644,662 40,100,566 — —
NVIT International Index
Fund, Class Y 9,087,588 114,932,817 — (19,463,969) 2,913,688 3,034,941 101,417,477 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 4,690,483 — 91,947,000 (164,207) 13 103,754 91,886,560 — —
NVIT Mid Cap Index Fund,
Class Y 1,099,698 21,340,466 — (595,196) 1,357 1,291,322 22,037,949 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 10,970,464 98,373,689 2,117,418 (1,338,052) (229,724) (1,725,021) 97,198,310 2,117,418 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 568,787 5,006,200 107,985 (8,484) (1,992) (58,571) 5,045,138 107,984 —
NVIT Bond Index Fund,
Class Y 36,235,293 326,999,902 6,877,944 (634,174) (116,495) (1,936,600) 331,190,577 — —
NVIT Loomis Short Term
Bond Fund, Class Y 4,888,881 47,260,735 — (84,840) (6,023) 1,034,495 48,204,367 — —
Total 1,035,682,195 288,304,304 (385,176,666) 50,333,221 2,883,498 992,026,552 2,529,466 —
Investor Destinations Capital Appreciation
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 30,255,827 103,940,145 259,743,325 (17,470,020) 1,321,739 12,811,716 360,346,905 412,531 —
Nationwide Multi-Cap
Portfolio, Class R6 – 396,060,775 — (442,153,595) 51,249,294 (5,156,474) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 5,986,642 49,006,462 — (1,001,918) 119,124 5,097,580 53,221,248 — —
NVIT International Index
Fund, Class Y 12,921,823 154,774,732 — (18,573,073) 3,764,764 4,241,127 144,207,550 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 6,482,799 — 127,055,000 (200,536) 195 143,372 126,998,031 — —
NVIT Mid Cap Index Fund,
Class Y 1,618,770 30,636,192 — (44,049) 2,330 1,845,682 32,440,155 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 6,327,778 56,058,990 1,208,875 (89,717) (13,446) (1,100,587) 56,064,115 1,208,874 —

Investor Destinations Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 57
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Bond Index Fund,
Class Y 22,976,914 211,479,867 300,657 (398,344) (73,175) (1,300,015) 210,008,990 — —
NVIT Loomis Short Term
Bond Fund, Class Y 2,228,943 21,553,202 — (44,859) (3,048) 472,082 21,977,377 — —
Total 1,023,510,365 388,307,857 (479,976,111) 56,367,777 17,054,483 1,005,264,371 1,621,405 —
Investor Destinations Managed Growth & Income
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 7,704,718 23,049,720 67,453,424 (2,001,001) 121,916 3,139,132 91,763,191 96,678 —
Nationwide Multi-Cap
Portfolio, Class R6 – 92,596,938 559,272 (104,413,039) 17,566,654 (6,309,825) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,428,997 12,223,893 83,249 (864,170) 73,921 1,186,891 12,703,784 — —
NVIT International Index
Fund, Class Y 3,189,605 35,984,800 243,666 (2,529,379) 289,461 1,607,441 35,595,989 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 1,592,162 — 31,252,067 (95,711) 77 34,029 31,190,462 — —
NVIT Mid Cap Index Fund,
Class Y 305,383 6,147,423 41,760 (433,488) 8,425 355,760 6,119,880 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 3,322,477 31,434,039 871,341 (2,244,596) (369,127) (254,511) 29,437,146 655,109 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 162,600 1,530,402 41,917 (112,230) (25,874) 8,049 1,442,264 31,105 —
NVIT Bond Index Fund,
Class Y 12,132,078 117,095,753 2,969,164 (8,389,179) (1,561,769) 773,226 110,887,195 — —
NVIT Loomis Short Term
Bond Fund, Class Y 1,486,966 15,354,446 108,115 (1,122,298) (78,540) 399,764 14,661,487 — —
Total 335,417,414 103,623,975 (122,205,091) 16,025,144 939,956 333,801,398 782,892 —
Investor Destinations Managed Growth
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 23,646,206 71,995,047 207,062,462 (7,524,274) 469,441 9,623,634 281,626,310 298,817 —
Nationwide Multi-Cap
Portfolio, Class R6 – 289,779,386 135,894 (324,844,372) 47,937,067 (13,007,975) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 4,588,414 39,981,781 18,849 (3,287,882) 309,762 3,768,493 40,791,003 — —
NVIT International Index
Fund, Class Y 9,289,376 106,786,249 50,160 (8,749,577) 1,179,762 4,402,844 103,669,438 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 4,906,480 — 96,398,001 (385,661) 817 104,778 96,117,935 — —
NVIT Mid Cap Index Fund,
Class Y 828,143 16,980,627 7,972 (1,390,559) 28,554 969,397 16,595,991 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 7,066,321 68,195,241 1,441,494 (5,675,752) (936,292) (417,085) 62,607,606 1,408,956 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 390,776 3,756,839 77,037 (324,329) (74,838) 31,474 3,466,183 75,178 —
NVIT Bond Index Fund,
Class Y 25,133,666 252,461,852 120,857 (21,081,364) (3,887,871) 2,108,231 229,721,705 — —

58 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Investor Destinations Funds
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.
com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the six months ended June 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2024, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the six months ended June 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Loomis Short Term
Bond Fund, Class Y 1,802,303 18,989,663 9,296 (1,621,643) (106,538) 499,931 17,770,709 — —
Total 868,926,685 305,322,022 (374,885,413) 44,919,864 8,083,722 852,366,880 1,782,951 —
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 169,222,817 $ 177,882,879
Investor Destinations Moderately Aggressive 382,777,609 437,160,118
Investor Destinations Moderate 556,661,065 691,531,525
Investor Destinations Moderately Conservative 103,862,871 135,708,043
Investor Destinations Conservative 60,366,669 86,377,502
Investor Destinations Balanced 293,562,998 385,176,663
Investor Destinations Capital Appreciation 388,733,390 479,976,113
Investor Destinations Managed Growth & Income 108,331,671 122,393,235
Investor Destinations Managed Growth 305,685,004 375,216,554
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destinations Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 59
7. Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
10. Federal Tax Information
As of June 30, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 2, 2025. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2024 (discussed above under “Line of Credit and Interfund
Lending”).
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 374,690,057 $ 23,478,809 $ (4,529,251) $ 18,949,558
Investor Destinations Moderately Aggressive 974,163,039 61,550,952 (29,365,109) 32,185,843
Investor Destinations Moderate 1,847,676,093 93,623,158 (111,337,120) (17,713,962)
Investor Destinations Moderately Conservative 561,955,258 15,458,798 (45,619,662) (30,160,864)
Investor Destinations Conservative 515,641,545 5,578,753 (51,076,922) (45,498,169)
Investor Destinations Balanced 1,191,599,041 43,018,734 (77,488,636) (34,469,902)
Investor Destinations Capital Appreciation 1,079,614,906 75,911,114 (52,362,440) 23,548,674
Investor Destinations Managed Growth & Income 396,662,126 13,212,468 (21,026,807) (7,814,339)
Investor Destinations Managed Growth 964,936,773 40,522,020 (45,328,814) (4,806,794)

60 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Investor Destinations Funds
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-ID (8-24)

Semiannual Report
June 30, 2024 (Unaudited)
Nationwide Variable Insurance Trust
Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital Appreciation Fund
NVIT Blueprint
SM
Managed Growth & Income Fund
NVIT Blueprint
SM
Managed Growth Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2024 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 12
Statements of Operations 20
Statements of Changes in Net Assets 24
Financial Highlights 36
Notes to Financial Statements 45

2 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 86.1%
Nationwide International Small
Cap Fund, Class R6(a) 1,430,903 14,194,554
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,869,523 16,620,059
NVIT GS International Equity
Insights Fund, Class Y(a) 2,785,585 30,780,710
NVIT GS Large Cap Equity
Fund, Class Y(a) 6,772,737 87,977,855
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 978,857 11,080,657
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,004,924 37,471,407
Total Equity Funds
(cost $166,147,953) 198,125,242
Investment Companies
Shares Value ($)
Fixed Income Funds 13.9%
Nationwide Bond Fund, Class
R6(a) 282,045 2,278,926
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 1,153,290 11,463,702
NVIT Core Bond Fund, Class
Y(a) 2,014,519 18,311,976
Total Fixed Income Funds
(cost $33,989,052) 32,054,604
Total Investment Companies
(cost $200,137,005) 230,179,846
Total Investments
(cost $200,137,005) — 100.0% 230,179,846
Liabilities in excess of other assets — 0.0%
†
(91,717)
NET ASSETS — 100.0% $ 230,088,129
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Aggressive Fund - June 30, 2024 (Unaudited) - Statement of Investments - 3
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 76.5%
Nationwide International Small
Cap Fund, Class R6(a) 2,562,627 25,421,256
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,436,230 30,548,089
NVIT GS International Equity
Insights Fund, Class Y(a) 4,868,531 53,797,263
NVIT GS Large Cap Equity
Fund, Class Y(a) 11,674,312 151,649,314
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,858,164 21,034,417
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 5,263,477 65,635,559
Total Equity Funds
(cost $292,397,868) 348,085,898
Investment Companies
Shares Value ($)
Fixed Income Funds 23.5%
Nationwide Bond Fund, Class
R6(a) 1,052,493 8,504,142
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 4,297,922 42,721,343
NVIT Core Bond Fund, Class
Y(a) 6,104,468 55,489,616
Total Fixed Income Funds
(cost $117,781,778) 106,715,101
Total Investment Companies
(cost $410,179,646) 454,800,999
Total Investments
(cost $410,179,646) — 100.0% 454,800,999
Liabilities in excess of other assets — 0.0%
†
(164,032)
NET ASSETS — 100.0% $ 454,636,967
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 56.7%
Nationwide International Small
Cap Fund, Class R6(a) 5,833,874 57,872,029
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 12,297,068 109,320,938
NVIT GS International Equity
Insights Fund, Class Y(a) 13,778,061 152,247,574
NVIT GS Large Cap Equity
Fund, Class Y(a) 38,296,099 497,466,323
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,604,953 52,128,070
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 17,426,894 217,313,369
Total Equity Funds
(cost $902,288,814) 1,086,348,303
Fixed Income Funds 43.3%
Nationwide Bond Fund, Class
R6(a) 5,989,437 48,394,651
Investment Companies
Shares Value ($)
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 31,370,442 311,822,189
NVIT Core Bond Fund, Class
Y(a) 35,971,595 326,981,796
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 3,431,047 29,507,001
NVIT Loomis Short Term Bond
Fund, Class Y(a) 11,561,784 113,999,186
Total Fixed Income Funds
(cost $932,880,376) 830,704,823
Total Investment Companies
(cost $1,835,169,190) 1,917,053,126
Total Investments
(cost $1,835,169,190) — 100.0% 1,917,053,126
Liabilities in excess of other assets — 0.0%
†
(666,910)
NET ASSETS — 100.0% $ 1,916,386,216
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Conservative Fund - June 30, 2024 (Unaudited) - Statement of Investments - 5
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 35.6%
Nationwide International Small
Cap Fund, Class R6(a) 782,409 7,761,493
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,744,271 15,506,567
NVIT GS International Equity
Insights Fund, Class Y(a) 2,803,995 30,984,147
NVIT GS Large Cap Equity
Fund, Class Y(a) 6,230,526 80,934,537
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 705,496 7,986,218
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,968,839 37,021,421
Total Equity Funds
(cost $147,829,541) 180,194,383
Fixed Income Funds 64.4%
Nationwide Bond Fund, Class
R6(a) 2,632,586 21,271,291
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,191,787 10,571,153
Investment Companies
Shares Value ($)
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 9,789,626 97,308,886
NVIT Core Bond Fund, Class
Y(a) 13,544,271 123,117,420
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,256,938 10,809,671
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,307,791 62,194,820
Total Fixed Income Funds
(cost $362,084,968) 325,273,241
Total Investment Companies
(cost $509,914,509) 505,467,624
Total Investments
(cost $509,914,509) — 100.0% 505,467,624
Liabilities in excess of other assets — 0.0%
†
(199,458)
NET ASSETS — 100.0% $ 505,268,166
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 16.6%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 802,025 7,129,999
NVIT GS International Equity
Insights Fund, Class Y(a) 1,488,817 16,451,424
NVIT GS Large Cap Equity
Fund, Class Y(a) 3,022,261 39,259,167
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 226,695 2,566,184
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 1,352,173 16,861,603
Total Equity Funds
(cost $62,670,210) 82,268,377
Fixed Income Funds 83.4%
Nationwide Bond Fund, Class
R6(a) 3,458,890 27,947,832
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,301,915 20,417,989
Investment Companies
Shares Value ($)
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 12,030,391 119,582,087
NVIT Core Bond Fund, Class
Y(a) 17,356,334 157,769,075
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,509,382 12,980,681
NVIT Loomis Short Term Bond
Fund, Class Y(a) 7,602,256 74,958,243
Total Fixed Income Funds
(cost $455,161,149) 413,655,907
Total Investment Companies
(cost $517,831,359) 495,924,284
Total Investments
(cost $517,831,359) — 100.0% 495,924,284
Liabilities in excess of other assets — 0.0%
†
(196,990)
NET ASSETS — 100.0% $ 495,727,294
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Balanced Fund - June 30, 2024 (Unaudited) - Statement of Investments - 7
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 45.9%
Nationwide International Small
Cap Fund, Class R6(a) 3,935,114 39,036,328
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 7,326,322 65,131,002
NVIT GS International Equity
Insights Fund, Class Y(a) 11,591,672 128,087,975
NVIT GS Large Cap Equity
Fund, Class Y(a) 24,516,987 318,475,665
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,970,213 33,622,810
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 11,367,320 141,750,477
Total Equity Funds
(cost $602,271,469) 726,104,257
Fixed Income Funds 54.1%
Nationwide Bond Fund, Class
R6(a) 7,042,709 56,905,089
Investment Companies
Shares Value ($)
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 29,166,779 289,917,782
NVIT Core Bond Fund, Class
Y(a) 35,612,400 323,716,716
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,895,123 24,898,059
NVIT Loomis Short Term Bond
Fund, Class Y(a) 16,168,940 159,425,752
Total Fixed Income Funds
(cost $956,540,420) 854,863,398
Total Investment Companies
(cost $1,558,811,889) 1,580,967,655
Total Investments
(cost $1,558,811,889) — 100.0% 1,580,967,655
Liabilities in excess of other assets — 0.0%
†
(562,822)
NET ASSETS — 100.0% $ 1,580,404,833
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 67.1%
Nationwide International Small
Cap Fund, Class R6(a) 8,721,677 86,519,035
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 14,240,372 126,596,905
NVIT GS International Equity
Insights Fund, Class Y(a) 16,596,716 183,393,714
NVIT GS Large Cap Equity
Fund, Class Y(a) 46,389,757 602,602,945
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 6,404,719 72,501,414
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 17,968,498 224,067,171
Total Equity Funds
(cost $1,080,016,223) 1,295,681,184
Fixed Income Funds 32.9%
Nationwide Bond Fund, Class
R6(a) 4,790,142 38,704,344
Investment Companies
Shares Value ($)
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 23,447,154 233,064,706
NVIT Core Bond Fund, Class
Y(a) 31,551,747 286,805,379
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,304,876 19,821,935
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,780,580 56,996,515
Total Fixed Income Funds
(cost $715,869,414) 635,392,879
Total Investment Companies
(cost $1,795,885,637) 1,931,074,063
Total Investments
(cost $1,795,885,637) — 100.0% 1,931,074,063
Liabilities in excess of other assets — 0.0%
†
(672,015)
NET ASSETS — 100.0% $ 1,930,402,048
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Managed Growth & Income Fund - June 30, 2024 (Unaudited) - Statement of Investments - 9
Investment Companies 92 .9%
Shares Value ($)
Equity Funds 43.9%
Nationwide International Small
Cap Fund, Class R6(a) 1,035,404 10,271,204
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,096,645 18,639,176
NVIT GS International Equity
Insights Fund, Class Y(a) 3,501,266 38,688,991
NVIT GS Large Cap Equity
Fund, Class Y(a) 7,866,299 102,183,224
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 765,409 8,664,428
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,478,063 43,371,441
Total Equity Funds
(cost $181,438,613) 221,818,464
Fixed Income Funds 49.0%
Nationwide Bond Fund, Class
R6(a) 1,902,725 15,374,017
Investment Companies
Shares Value ($)
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 8,034,428 79,862,213
NVIT Core Bond Fund, Class
Y(a) 11,113,397 101,020,780
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 775,052 6,665,451
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,492,569 44,296,730
Total Fixed Income Funds
(cost $267,788,040) 247,219,191
Total Investment Companies
(cost $449,226,653) 469,037,655
Total Investments
(cost $449,226,653) — 92.9% 469,037,655
Other assets in excess of liabilities — 7.1% 36,009,643
NET ASSETS — 100.0% $ 505,047,298
(a) Investment in affiliate.
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 290 9/2024 USD 33,976,400 275,648
Russell 2000 E-Mini Index 42 9/2024 USD 4,336,500 74,233
S&P 500 E-Mini Index 236 9/2024 USD 65,153,700 191,703
S&P Midcap 400 E-Mini Index 14 9/2024 USD 4,141,340 35,274
Net contracts 576,858
As of June 30, 2024, the Fund had $4,782,670 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 91 .9%
Shares Value ($)
Equity Funds 52.7%
Nationwide International Small
Cap Fund, Class R6(a) 2,869,887 28,469,283
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 6,535,100 58,097,040
NVIT GS International Equity
Insights Fund, Class Y(a) 7,621,132 84,213,508
NVIT GS Large Cap Equity
Fund, Class Y(a) 22,788,602 296,023,942
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,204,400 24,953,811
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 9,873,865 123,127,092
Total Equity Funds
(cost $503,335,506) 614,884,676
Fixed Income Funds 39.2%
Nationwide Bond Fund, Class
R6(a) 3,051,899 24,659,344
Investment Companies
Shares Value ($)
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 16,069,160 159,727,454
NVIT Core Bond Fund, Class
Y(a) 21,736,151 197,581,616
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,743,605 14,995,003
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,059,340 59,745,094
Total Fixed Income Funds
(cost $494,632,607) 456,708,511
Total Investment Companies
(cost $997,968,113) 1,071,593,187
Total Investments
(cost $997,968,113) — 91.9% 1,071,593,187
Other assets in excess of liabilities — 8.1% 94,346,870
NET ASSETS — 100.0% $ 1,165,940,057
(a) Investment in affiliate.
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 791 9/2024 USD 92,673,560 748,016
Russell 2000 E-Mini Index 130 9/2024 USD 13,422,500 227,394
S&P 500 E-Mini Index 734 9/2024 USD 202,639,050 568,876
S&P Midcap 400 E-Mini Index 42 9/2024 USD 12,424,020 113,883
Net contracts 1,658,169
As of June 30, 2024, the Fund had $14,390,856 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

12 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 230,179,846
Receivable for investments sold —
Receivable for capital shares issued 57,953
Prepaid expenses 1,086
Total Assets 230,238,885
Liabilities:
Payable for investments purchased 37,971
Payable for capital shares redeemed 19,982
Accrued expenses and other payables:
Investment advisory fees 18,662
Fund administration fees 10,935
Distribution fees 11,053
Administrative servicing fees 27,324
Accounting and transfer agent fees 166
Trustee fees 100
Custodian fees 1,798
Compliance program costs (Note 3) 215
Professional fees 8,934
Printing fees 12,164
Other 1,452
Total Liabilities 150,756
Net Assets $ 230,088,129
Cost of investment securities of affiliated issuers 200,137,005
Represented by:
Capital $ 195,728,663
Total distributable earnings (loss) 34,359,466
Net Assets $ 230,088,129

Blueprint Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 13
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 454,800,999 $ 1,917,053,126 $ 505,467,624 $ 495,924,284 $ 1,580,967,655
49,723 3,200,906 316,874 1,260,649 589,535
31,805 48,629 378 1,047 918,723
2,105 8,490 2,189 2,182 7,017
454,884,632 1,920,311,151 505,787,065 497,188,162 1,582,482,930
— — — — —
81,528 3,249,535 317,252 1,261,696 1,508,258
37,224 154,025 41,487 41,133 129,262
15,011 41,383 16,001 15,918 35,373
25,174 137,617 36,842 36,427 114,922
56,332 244,909 65,254 63,644 202,253
402 2,231 577 582 1,806
66 25 4 3 11
6,361 40,080 12,215 12,213 34,659
447 1,933 518 509 1,604
10,196 18,621 10,921 10,957 16,930
10,929 13,919 11,716 11,695 15,352
3,995 20,657 6,112 6,091 17,667
247,665 3,924,935 518,899 1,460,868 2,078,097
$ 454,636,967 $ 1,916,386,216 $ 505,268,166 $ 495,727,294 $ 1,580,404,833
410,179,646 1,835,169,190 509,914,509 517,831,359 1,558,811,889
$ 384,228,803 $ 1,723,469,703 $ 491,028,518 $ 517,420,606 $ 1,480,992,118
70,408,164 192,916,513 14,239,648 (21,693,312) 99,412,715
$ 454,636,967 $ 1,916,386,216 $ 505,268,166 $ 495,727,294 $ 1,580,404,833

14 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Net Assets:
Class I Shares $ 77,484,014
Class II Shares 151,740,541
Class Y Shares 863,574
Total $ 230,088,129
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 5,701,756
Class II Shares 11,232,549
Class Y Shares 59,659
Total 16,993,964
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 13 .59
Class II Shares $ 13 .51
Class Y Shares $ 14 .48

Blueprint Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 15
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 113,121,084 $ 55,481,666 $ 8,357,205 $ 7,929,675 $ 27,568,763
341,337,550 1,860,812,134 496,905,445 487,744,369 1,552,783,657
178,333 92,416 5,516 53,250 52,413
$ 454,636,967 $ 1,916,386,216 $ 505,268,166 $ 495,727,294 $ 1,580,404,833
10,074,678 4,714,888 739,757 743,596 2,332,448
30,543,564 159,019,967 44,142,624 45,879,381 132,719,250
14,842 7,343 463 4,885 4,210
40,633,084 163,742,198 44,882,844 46,627,862 135,055,908
$ 11 .23 $ 11 .77 $ 11 .30 $ 10 .66 $ 11 .82
$ 11 .18 $ 11 .70 $ 11 .26 $ 10 .63 $ 11 .70
$ 12 .02 $ 12 .59 $ 11 .91 $ 10 .90 $ 12 .45

16 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,931,074,063
Cash —
Deposits with broker for futures contracts —
Interest and dividends receivable —
Receivable for investments sold 653,245
Receivable for capital shares issued 56,745
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 8,589
Total Assets 1,931,792,642
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 709,990
Payable for variation margin on futures contracts —
Accrued expenses and other payables:
Investment advisory fees 155,005
Fund administration fees 41,600
Distribution fees 138,769
Administrative servicing fees 246,005
Accounting and transfer agent fees 2,202
Trustee fees 32
Custodian fees 43,037
Compliance program costs (Note 3) 1,950
Professional fees 18,544
Printing fees 12,341
Other 21,119
Total Liabilities 1,390,594
Net Assets $ 1,930,402,048
Cost of investment securities of affiliated issuers 1,795,885,637
Represented by:
Capital $ 1,697,589,901
Total distributable earnings (loss) 232,812,147
Net Assets $ 1,930,402,048

Blueprint Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 17
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 469,037,655 $ 1,071,593,187
31,577,824 80,888,491
4,773,975 14,368,304
104,706 266,970
— 396,732
206,090 —
68,220 180,547
2,260 5,346
505,770,730 1,167,699,577
62,543 —
143,546 396,732
227,650 732,147
91,131 210,447
15,949 27,825
81,531 189,715
61,906 141,826
506 1,289
28 23
8,932 20,639
504 1,166
10,693 14,344
13,022 11,387
5,491 11,980
723,432 1,759,520
$ 505,047,298 $ 1,165,940,057
449,226,653 997,968,113
$ 477,137,280 $ 1,047,918,961
27,910,018 118,021,096
$ 505,047,298 $ 1,165,940,057

18 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Net Assets:
Class I Shares $ 52,261,160
Class II Shares 1,877,062,048
Class Y Shares 1,078,840
Total $ 1,930,402,048
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 4,518,654
Class II Shares 162,880,870
Class Y Shares 86,375
Total 167,485,899
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 11 .57
Class II Shares $ 11 .52
Class Y Shares $ 12 .49

Blueprint Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 19
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 8,096,372 $ 9,844,217
496,950,926 1,156,095,840
— —
$ 505,047,298 $ 1,165,940,057
646,342 742,115
40,009,725 87,971,316
— —
40,656,067 88,713,431
$ 12 .53 $ 13 .27
$ 12 .42 $ 13 .14
$ — $ —

20 - Statements of Operations - For the Six Months Ended June 30, 2024 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 40,677
Total Income 40,677
EXPENSES:
Investment advisory fees 216,724
Fund administration fees 44,535
Distribution fees Class II Shares 178,683
Administrative servicing fees Class I Shares 55,080
Administrative servicing fees Class II Shares 107,211
Professional fees 8,820
Printing fees 3,049
Trustee fees 3,922
Custodian fees 334
Accounting and transfer agent fees 701
Compliance program costs (Note 3) 449
Other 2,130
Total expenses before fees waived 621,638
Distribution fees waived - Class II (Note 3) (114,358)
Investment advisory fees waived (Note 3) (108,359)
Net Expenses 398,921
NET INVESTMENT INCOME/(LOSS) (358,244)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (764,971)
Net realized gains (losses) (764,971)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 21,218,358
Net change in unrealized appreciation/depreciation 21,218,358
Net realized/unrealized gains (losses) 20,453,387
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 20,095,143

Blueprint Funds - For the Six Months Ended June 30, 2024 (Unaudited) - Statements of Operations - 21
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 162,844 $ 926,697 $ 633,201 $ 1,004,945 $ 1,089,661
162,844 926,697 633,201 1,004,945 1,089,661
442,659 1,892,546 511,121 503,204 1,584,458
68,971 228,069 76,403 75,548 192,998
416,199 2,324,605 630,311 619,552 1,953,054
82,230 40,426 5,148 5,636 20,139
249,722 1,394,777 378,190 371,735 1,171,844
13,057 40,737 14,702 14,597 34,875
3,336 11,498 5,068 4,836 10,565
7,779 33,311 8,788 8,688 27,620
4 — — — —
1,353 5,468 1,627 1,614 4,596
928 4,051 1,089 1,073 3,372
4,899 23,963 6,788 6,804 20,187
1,291,137 5,999,451 1,639,235 1,613,287 5,023,708
(266,368) (1,487,753) (403,400) (396,515) (1,249,959)
(221,326) (956,801) (255,555) (251,597) (794,652)
803,443 3,554,897 980,280 965,175 2,979,097
(640,599) (2,628,200) (347,079) 39,770 (1,889,436)
3,286,717 17,714,852 2,548,012 (27,253) 13,357,394
3,286,717 17,714,852 2,548,012 (27,253) 13,357,394
33,623,329 106,314,728 18,866,283 11,515,079 70,982,636
33,623,329 106,314,728 18,866,283 11,515,079 70,982,636
36,910,046 124,029,580 21,414,295 11,487,826 84,340,030
$ 36,269,447 $ 121,401,380 $ 21,067,216 $ 11,527,596 $ 82,450,594

22 - Statements of Operations - For the Six Months Ended June 30, 2024 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 741,140
Interest income (unaffiliated) —
Total Income 741,140
EXPENSES:
Investment advisory fees 1,906,054
Fund administration fees 229,598
Distribution fees Class II Shares 2,346,019
Administrative servicing fees Class I Shares 37,541
Administrative servicing fees Class II Shares 1,407,625
Professional fees 40,835
Printing fees 9,827
Trustee fees 33,650
Accounting and transfer agent fees 5,470
Compliance program costs (Note 3) 4,078
Other 24,116
Total expenses before fees waived and expenses reimbursed 6,044,813
Distribution fees waived - Class II (Note 3) (1,501,457)
Investment advisory fees waived (Note 3) (963,910)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 3,579,446
NET INVESTMENT LOSS (2,838,306)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 19,573,032
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) 19,573,032
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 124,577,014
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation 124,577,014
Net realized/unrealized gains (losses) 144,150,046
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 141,311,740

Blueprint Funds - For the Six Months Ended June 30, 2024 (Unaudited) - Statements of Operations - 23
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 303,160 $ 493,180
714,063 1,803,935
1,017,223 2,297,115
549,729 1,274,622
75,155 146,414
615,295 1,436,853
5,640 6,953
369,180 862,121
14,251 26,395
4,194 7,056
8,721 20,188
1,477 3,272
1,057 2,455
6,131 14,225
1,650,830 3,800,554
(123,057) (287,366)
— —
(410,265) (1,087,761)
1,117,508 2,425,427
(100,285) (128,312)
(1,751,384) (3,323,941)
9,050,443 30,581,593
7,299,059 27,257,652
25,975,800 71,481,937
(3,388,293) (9,708,991)
22,587,507 61,772,946
29,886,566 89,030,598
$ 29,786,281 $ 88,902,286

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income/(loss) $ (358,244) $ 7,527,765
Net realized gains (losses) (764,971) 812,424
Net change in unrealized appreciation/depreciation 21,218,358 24,257,733
Change in net assets resulting from operations 20,095,143 32,597,922
Distributions to Shareholders From:
Distributable earnings:
Class I — (3,446,826)
Class II — (7,676,844)
Change in net assets from shareholder distributions — (11,123,670)
Change in net assets from capital transactions 3,027,253 23,121,463
Change in net assets 23,122,396 44,595,715
Net Assets:
Beginning of period 206,965,733 162,370,018
End of period $ 230,088,129 $ 206,965,733
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,849,065 $ 17,666,462
Dividends reinvested — 3,446,826
Cost of shares redeemed (2,875,801) (3,869,963)
Total Class I Shares 973,264 17,243,325
Class II Shares
Proceeds from shares issued 12,076,218 12,140,524
Dividends reinvested — 7,676,844
Cost of shares redeemed (10,845,731) (13,958,575)
Total Class II Shares 1,230,487 5,858,793
Class Y Shares
Proceeds from shares issued 852,134 19,572 (a)
Dividends reinvested — — (a)
Cost of shares redeemed (28,632) (227) (a)
Total Class Y Shares 823,502 19,345 (a)
Change in net assets from capital transactions $ 3,027,253 $ 23,121,463

Blueprint Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 25
NVIT Blueprint
SM
Moderately Aggressive
Fund NVIT Blueprint
SM
Moderate Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ (640,599) $ 16,045,624 $ (2,628,200) $ 70,869,879
3,286,717 8,381,056 17,714,852 29,361,098
33,623,329 43,175,849 106,314,728 164,564,375
36,269,447 67,602,529 121,401,380 264,795,352
— (6,245,388) — (3,302,171)
— (19,852,313) — (118,212,940)
— (26,097,701) — (121,515,111)
(13,234,214) 787,485 (140,854,593) (101,326,762)
23,035,233 42,292,313 (19,453,213) 41,953,479
431,601,734 389,309,421 1,935,839,429 1,893,885,950
$ 454,636,967 $ 431,601,734 $ 1,916,386,216 $ 1,935,839,429
$ 2,414,419 $ 7,356,554 $ 1,890,544 $ 4,954,499
— 6,245,388 — 3,302,171
(5,591,181) (5,511,657) (5,107,048) (5,155,754)
(3,176,762) 8,090,285 (3,216,504) 3,100,916
9,669,862 10,003,350 506,846 4,443,995
— 19,852,313 — 118,212,940
(19,880,734) (37,178,241) (138,222,625) (227,095,366)
(10,210,872) (7,322,578) (137,715,779) (104,438,431)
157,508 19,908 (a) 83,077 10,882 (a)
— — (a) — — (a)
(4,088) (130) (a) (5,387) (129) (a)
153,420 19,778 (a) 77,690 10,753 (a)
$ (13,234,214) $ 787,485 $ (140,854,593) $ (101,326,762)

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 295,910 1,512,192
Reinvested — 299,724
Redeemed (220,126) (325,855)
Total Class I Shares 75,784 1,486,061
Class II Shares
Issued 926,619 1,029,772
Reinvested — 671,053
Redeemed (837,589) (1,204,679)
Total Class II Shares 89,030 496,146
Class Y Shares
Issued 60,183 1,516 (a)
Reinvested — — (a)
Redeemed (2,023) (17) (a)
Total Class Y Shares 58,160 1,499 (a)
Total change in shares 222,974 1,983,706
(a) For the period from September 12, 2023 (commencement of operations) through December 31, 2023.

Blueprint Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 27
NVIT Blueprint
SM
Moderately Aggressive
Fund NVIT Blueprint
SM
Moderate Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
223,492 746,471 166,349 460,035
— 648,535 — 318,742
(517,590) (557,218) (457,180) (481,496)
(294,098) 837,788 (290,831) 297,281
907,826 1,015,006 44,500 421,959
— 2,070,106 — 11,465,853
(1,840,945) (3,775,697) (12,199,871) (21,384,901)
(933,119) (690,585) (12,155,371) (9,497,089)
13,370 1,834 (a) 6,838 952 (a)
— — (a) — — (a)
(350) (12) (a) (436) (11) (a)
13,020 1,822 (a) 6,402 941 (a)
(1,214,197) 149,025 (12,439,800) (9,198,867)

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative
Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income/(loss) $ (347,079) $ 18,931,571
Net realized gains (losses) 2,548,012 865,210
Net change in unrealized appreciation/depreciation 18,866,283 39,263,374
Change in net assets resulting from operations 21,067,216 59,060,155
Distributions to Shareholders From:
Distributable earnings:
Class I — (329,988)
Class II — (25,884,682)
Change in net assets from shareholder distributions — (26,214,670)
Change in net assets from capital transactions (40,313,090) (57,199,077)
Change in net assets (19,245,874) (24,353,592)
Net Assets:
Beginning of period 524,514,040 548,867,632
End of period $ 505,268,166 $ 524,514,040
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,842,885 $ 1,314,489
Dividends reinvested — 329,988
Cost of shares redeemed (792,937) (1,302,341)
Total Class I Shares 1,049,948 342,136
Class II Shares
Proceeds from shares issued 1,132,786 1,662,561
Dividends reinvested — 25,884,682
Cost of shares redeemed (42,495,824) (85,093,456)
Total Class II Shares (41,363,038) (57,546,213)
Class Y Shares
Proceeds from shares issued — 5,000 (a)
Dividends reinvested — — (a)
Cost of shares redeemed — — (a)
Total Class Y Shares — 5,000 (a)
Change in net assets from capital transactions $ (40,313,090) $ (57,199,077)

Blueprint Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 29
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 39,770 $ 17,850,762 $ (1,889,436) $ 58,532,271
(27,253) (7,789,691) 13,357,394 13,694,928
11,515,079 34,971,244 70,982,636 127,706,870
11,527,596 45,032,315 82,450,594 199,934,069
— (158,878) — (1,218,805)
— (10,638,062) — (77,895,673)
— (10,796,940) — (79,114,478)
(37,911,155) (74,269,833) (120,828,285) (102,520,453)
(26,383,559) (40,034,458) (38,377,691) 18,299,138
522,110,853 562,145,311 1,618,782,524 1,600,483,386
$ 495,727,294 $ 522,110,853 $ 1,580,404,833 $ 1,618,782,524
$ 845,032 $ 1,168,156 $ 1,631,078 $ 4,490,776
— 158,878 — 1,218,805
(745,370) (1,521,036) (2,469,105) (3,085,717)
99,662 (194,002) (838,027) 2,623,864
19,891,728 15,085,021 3,331,460 7,962,433
— 10,638,062 — 77,895,673
(57,943,334) (99,809,647) (123,361,300) (191,013,171)
(38,051,606) (74,086,564) (120,029,840) (105,155,065)
47,207 10,862 (a) 39,619 10,877 (a)
— — (a) — — (a)
(6,418) (129) (a) (37) (129) (a)
40,789 10,733 (a) 39,582 10,748 (a)
$ (37,911,155) $ (74,269,833) $ (120,828,285) $ (102,520,453)

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative
Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 163,888 124,819
Reinvested — 32,225
Redeemed (72,494) (124,770)
Total Class I Shares 91,394 32,274
Class II Shares
Issued 103,449 159,553
Reinvested — 2,535,228
Redeemed (3,865,075) (8,113,273)
Total Class II Shares (3,761,626) (5,418,492)
Class Y Shares
Issued — 463 (a)
Reinvested — — (a)
Redeemed — — (a)
Total Class Y Shares — 463 (a)
Total change in shares (3,670,232) (5,385,755)
(a) For the period from September 12, 2023 (commencement of operations) through December 31, 2023.

Blueprint Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 31
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
80,358 116,428 141,192 413,806
— 16,016 — 115,417
(71,366) (152,895) (215,460) (285,123)
8,992 (20,451) (74,268) 244,100
1,902,573 1,536,782 289,322 743,316
— 1,075,638 — 7,447,005
(5,533,459) (9,976,705) (10,822,863) (17,826,561)
(3,630,886) (7,364,285) (10,533,541) (9,636,240)
4,447 1,048 (a) 3,275 949 (a)
— — (a) — — (a)
(598) (12) (a) (3) (11) (a)
3,849 1,036 (a) 3,272 938 (a)
(3,618,045) (7,383,700) (10,604,537) (9,391,202)

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income/(loss) $ (2,838,306) $ 67,652,533
Net realized gains (losses) 19,573,032 22,020,489
Net change in unrealized appreciation/depreciation 124,577,014 198,330,691
Change in net assets resulting from operations 141,311,740 288,003,713
Distributions to Shareholders From:
Distributable earnings:
Class I — (3,229,489)
Class II — (135,063,931)
Change in net assets from shareholder distributions — (138,293,420)
Change in net assets from capital transactions (150,755,167) (99,615,074)
Change in net assets (9,443,427) 50,095,219
Net Assets:
Beginning of period 1,939,845,475 1,889,750,256
End of period $ 1,930,402,048 $ 1,939,845,475
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,646,763 $ 6,952,995
Dividends reinvested — 3,229,489
Cost of shares redeemed (1,771,968) (5,424,477)
Total Class I Shares (125,205) 4,758,007
Class II Shares
Proceeds from shares issued 693,256 1,081,523
Dividends reinvested — 135,063,931
Cost of shares redeemed (151,408,353) (241,395,588)
Total Class II Shares (150,715,097) (105,250,134)
Class Y Shares
Proceeds from shares issued 103,044 879,497 (a)
Dividends reinvested — — (a)
Cost of shares redeemed (17,909) (2,444) (a)
Total Class Y Shares 85,135 877,053 (a)
Change in net assets from capital transactions $ (150,755,167) $ (99,615,074)

Blueprint Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 33
NVIT Blueprint
SM
Managed Growth & Income
Fund NVIT Blueprint
SM
Managed Growth Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ (100,285) $ 18,108,160 $ (128,312) $ 42,910,660
7,299,059 (865,509) 27,257,652 (14,552,043)
22,587,507 40,155,331 61,772,946 104,069,503
29,786,281 57,397,982 88,902,286 132,428,120
— — — (133,148)
— — — (18,871,286)
— — — (19,004,434)
(24,485,048) (45,056,758) (87,420,184) (83,013,992)
5,301,233 12,341,224 1,482,102 30,409,694
499,746,065 487,404,841 1,164,457,955 1,134,048,261
$ 505,047,298 $ 499,746,065 $ 1,165,940,057 $ 1,164,457,955
$ 1,296,362 $ 1,321,070 $ 719,013 $ 1,416,601
— — — 133,148
(502,660) (346,117) (415,398) (1,219,124)
793,702 974,953 303,615 330,625
2,412,114 5,220,904 1,351,277 4,999,248
— — — 18,871,286
(27,690,864) (51,252,615) (89,075,076) (107,215,151)
(25,278,750) (46,031,711) (87,723,799) (83,344,617)
— — — —
— — — —
— — — —
— — — —
$ (24,485,048) $ (45,056,758) $ (87,420,184) $ (83,013,992)

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 147,569 665,915
Reinvested — 321,342
Redeemed (160,339) (519,362)
Total Class I Shares (12,770) 467,895
Class II Shares
Issued 63,659 104,771
Reinvested — 13,479,434
Redeemed (13,608,926) (23,258,670)
Total Class II Shares (13,545,267) (9,674,465)
Class Y Shares
Issued 8,452 79,604 (a)
Reinvested — — (a)
Redeemed (1,471) (210) (a)
Total Class Y Shares 6,981 79,394 (a)
Total change in shares (13,551,056) (9,127,176)
(a) For the period from September 12, 2023 (commencement of operations) through December 31, 2023.

Blueprint Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 35
NVIT Blueprint
SM
Managed Growth & Income
Fund NVIT Blueprint
SM
Managed Growth Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
106,805 120,506 56,559 123,582
— — — 11,538
(41,384) (31,082) (32,552) (106,556)
65,421 89,424 24,007 28,564
203,119 480,840 106,519 442,216
— — — 1,648,147
(2,296,240) (4,696,277) (7,045,321) (9,367,449)
(2,093,121) (4,215,437) (6,938,802) (7,277,086)
— — — —
— — — —
— — — —
— — — —
(2,027,700) (4,126,013) (6,914,795) (7,248,522)

36 - Financial Highlights - June 30, 2024 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2024 (Unaudited) $ 12.39 $ (0.02) $ 1.22 $ 1.20 $ — $ — $ — $ 13.59 9.69% $ 77,484 0.31% (0.27)% 0.41% 4.63%
12/31/2023 11.01 0.52 1.60 2.12 — (0.74) (0.74) 12.39 19.74% 69,681 0.32% 4.48% 0.42% 9.76%
12/31/2022 13.04 0.29 (2.28) (1.99) — (0.04) (0.04) 11.01 (15.23)% 45,599 0.32% 2.52% 0.42% 9.84%
12/31/2021 10.87 0.17 2.02 2.19 (0.02) — (0.02) 13.04 20.19% 48,630 0.33% 1.40% 0.43% 16.53%
12/31/2020 9.75 0.04 1.19 1.23 (0.11) — (0.11) 10.87 12.74% 38,068 0.33% 0.40% 0.45% 21.86%
12/31/2019 8.78 0.07 1.98 2.05 (0.29) (0.79) (1.08) 9.75 24.15% 31,708 0.33% 0.73% 0.44% 92.45%
Class II Shares
6/30/2024 (Unaudited) 12.32 (0.02) 1.21 1.19 — — — 13.51 9.66% 151,741 0.40% (0.36)% 0.66% 4.63%
12/31/2023 10.97 0.48 1.61 2.09 — (0.74) (0.74) 12.32 19.54% 137,265 0.41% 4.12% 0.67% 9.76%
12/31/2022 12.99 0.28 (2.26) (1.98) — (0.04) (0.04) 10.97 (15.22)% 116,771 0.41% 2.42% 0.67% 9.84%
12/31/2021 10.83 0.16 2.02 2.18 (0.02) — (0.02) 12.99 20.10% 128,857 0.42% 1.35% 0.68% 16.53%
12/31/2020 9.73 0.03 1.18 1.21 (0.11) — (0.11) 10.83 12.56% 93,248 0.42% 0.29% 0.70% 21.86%
12/31/2019 8.77 0.06 1.97 2.03 (0.28) (0.79) (1.07) 9.73 23.96% 85,105 0.42% 0.61% 0.69% 92.45%
Class Y Shares
6/30/2024 (Unaudited) 13.17 (0.01) 1.32 1.31 — — — 14.48 9.95%(h) 864 0.16% (0.12)% 0.26% 4.63%
12/31/2023(i) 12.29 0.48 0.40 0.88 — — — 13.17 7.16%(h) 20 0.18% 12.75% 0.26% 9.76%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - June 30, 2024 (Unaudited) - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2024 (Unaudited) $ 10.35 $ (0.01) $ 0.89 $ 0.88 $ — $ — $ — $ 11.23 8.50% $ 113,121 0.30% (0.22)% 0.40% 2.02%
12/31/2023 9.36 0.40 1.24 1.64 — (0.65) (0.65) 10.35 18.07% 107,285 0.30% 4.09% 0.40% 13.04%
12/31/2022 11.23 0.24 (1.93) (1.69) — (0.18) (0.18) 9.36 (15.01)% 89,199 0.30% 2.47% 0.40% 7.97%
12/31/2021 9.53 0.15 1.58 1.73 (0.03) — (0.03) 11.23 18.12% 103,327 0.30% 1.45% 0.40% 14.74%
12/31/2020 8.76 0.06 0.99 1.05 (0.09) (0.19) (0.28) 9.53 12.36% 84,871 0.30% 0.66% 0.41% 11.77%
12/31/2019 8.20 0.09 1.67 1.76 (0.27) (0.93) (1.20) 8.76 22.32% 74,964 0.30% 0.98% 0.40% 82.66%
Class II Shares
6/30/2024 (Unaudited) 10.30 (0.02) 0.90 0.88 — — — 11.18 8.54%(h) 341,338 0.39% (0.31)% 0.65% 2.02%
12/31/2023 9.33 0.38 1.24 1.62 — (0.65) (0.65) 10.30 17.90% 324,297 0.39% 3.90% 0.65% 13.04%
12/31/2022 11.21 0.23 (1.93) (1.70) — (0.18) (0.18) 9.33 (15.13)% 300,110 0.39% 2.34% 0.65% 7.97%
12/31/2021 9.51 0.14 1.58 1.72 (0.02) — (0.02) 11.21 18.06% 370,583 0.39% 1.31% 0.65% 14.74%
12/31/2020 8.75 0.04 1.00 1.04 (0.09) (0.19) (0.28) 9.51 12.26% 329,163 0.39% 0.53% 0.66% 11.77%
12/31/2019 8.19 0.07 1.68 1.75 (0.26) (0.93) (1.19) 8.75 22.23% 324,672 0.39% 0.83% 0.65% 82.66%
Class Y Shares
6/30/2024 (Unaudited) 11.07 — 0.95 0.95 — — — 12.02 8.58%(h) 178 0.15% (0.07)% 0.25% 2.02%
12/31/2023(i) 10.33 0.40 0.34 0.74 — — — 11.07 7.16%(h) 20 0.15% 12.52% 0.23% 13.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

38 - Financial Highlights - June 30, 2024 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
hh
NVIT Blueprint
SM
Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2024 (Unaudited) $ 11.04 $ (0.01) $ 0.74 $ 0.73 $ — $ — $ — $ 11.77 6.61% $ 55,482 0.28% (0.19)% 0.38% 0.05%
12/31/2023 10.26 0.42 1.07 1.49 — (0.71) (0.71) 11.04 14.95% 55,277 0.28% 3.96% 0.38% 10.09%
12/31/2022 12.32 0.27 (2.00) (1.73) — (0.33) (0.33) 10.26 (14.08)% 48,288 0.29% 2.50% 0.39% 15.72%
12/31/2021 10.87 0.18 1.30 1.48 (0.03) — (0.03) 12.32 13.64% 56,500 0.28% 1.50% 0.38% 9.16%
12/31/2020 10.18 0.11 0.96 1.07 (0.09) (0.29) (0.38) 10.87 10.77% 48,710 0.29% 1.07% 0.39% 8.94%
12/31/2019 9.57 0.14 1.56 1.70 (0.29) (0.80) (1.09) 10.18 18.32% 45,677 0.28% 1.34% 0.38% 61.95%
Class II Shares
6/30/2024 (Unaudited) 10.99 (0.02) 0.73 0.71 — — — 11.70 6.46% 1,860,812 0.37% (0.28)% 0.63% 0.05%
12/31/2023 10.22 0.40 1.08 1.48 — (0.71) (0.71) 10.99 14.92% 1,880,551 0.37% 3.71% 0.63% 10.09%
12/31/2022 12.29 0.25 (1.99) (1.74) — (0.33) (0.33) 10.22 (14.20)%(h) 1,845,598 0.38% 2.32% 0.64% 15.72%
12/31/2021 10.84 0.15 1.32 1.47 (0.02) — (0.02) 12.29 13.56%(h) 2,380,436 0.37% 1.32% 0.63% 9.16%
12/31/2020 10.16 0.09 0.97 1.06 (0.09) (0.29) (0.38) 10.84 10.69% 2,355,993 0.38% 0.93% 0.64% 8.94%
12/31/2019 9.56 0.13 1.55 1.68 (0.28) (0.80) (1.08) 10.16 18.14% 2,400,916 0.37% 1.27% 0.63% 61.95%
Class Y Shares
6/30/2024 (Unaudited) 11.80 — 0.79 0.79 — — — 12.59 6.69%(h) 92 0.13% (0.03)% 0.23% 0.05%
12/31/2023(i) 11.09 0.41 0.30 0.71 — — — 11.80 6.40% 11 0.15% 11.96% 0.23% 10.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - June 30, 2024 (Unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 10.84 $ — $ 0.46 $ 0.46 $ — $ — $ — $ 11.30 4.24% $ 8,357 0.29% (0.05)% 0.39% 0.39%
12/31/2023 10.20 0.42 0.76 1.18 — (0.54) (0.54) 10.84 11.88% 7,026 0.29% 3.99% 0.39% 8.69%
12/31/2022 12.07 0.27 (1.84) (1.57) — (0.30) (0.30) 10.20 (13.05)% 6,282 0.30% 2.52% 0.40% 17.97%
12/31/2021 11.08 0.18 0.84 1.02 (0.03) — (0.03) 12.07 9.23% 6,691 0.30% 1.56% 0.40% 9.22%
12/31/2020 10.28 0.16 0.77 0.93 (0.06) (0.07) (0.13) 11.08 9.15% 7,096 0.30% 1.58% 0.40% 7.90%
12/31/2019 9.72 0.18 1.19 1.37 (0.28) (0.53) (0.81) 10.28 14.28% 5,847 0.30% 1.70% 0.40% 45.02%
Class II Shares
6/30/2024 (Unaudited) 10.80 (0.01) 0.47 0.46 — — — 11.26 4.26% 496,905 0.38% (0.14)% 0.64% 0.39%
12/31/2023 10.18 0.37 0.79 1.16 — (0.54) (0.54) 10.80 11.70% 517,483 0.38% 3.54% 0.64% 8.69%
12/31/2022 12.06 0.24 (1.82) (1.58) — (0.30) (0.30) 10.18 (13.14)%(g) 542,585 0.39% 2.26% 0.65% 17.97%
12/31/2021 11.07 0.16 0.85 1.01 (0.02) — (0.02) 12.06 9.12%(g) 696,957 0.39% 1.38% 0.65% 9.22%
12/31/2020 10.28 0.13 0.79 0.92 (0.06) (0.07) (0.13) 11.07 9.05% 714,954 0.39% 1.26% 0.65% 7.90%
12/31/2019 9.71 0.17 1.20 1.37 (0.27) (0.53) (0.80) 10.28 14.30% 734,443 0.39% 1.63% 0.65% 45.02%
Class Y Shares
6/30/2024 (Unaudited) 11.42 0.01 0.48 0.49 — — — 11.91 4.29%(g) 6 0.14% 0.10% 0.21% 0.39%
12/31/2023(h) 10.79 0.42 0.21 0.63 — — — 11.42 5.84%(g) 5 0.15% 12.75% 0.22% 8.69%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

40 - Financial Highlights - June 30, 2024 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2024 (Unaudited) $ 10.42 $ 0.01 $ 0.23 $ 0.24 $ — $ — $ — $ 10.66 2.30% $ 7,930 0.29% 0.11% 0.39% 4.02%
12/31/2023 9.77 0.36 0.50 0.86 — (0.21) (0.21) 10.42 8.91% 7,653 0.29% 3.54% 0.39% 8.85%
12/31/2022 11.35 0.25 (1.61) (1.36) — (0.22) (0.22) 9.77 (11.97)% 7,377 0.30% 2.40% 0.40% 21.03%
12/31/2021 10.91 0.18 0.31 0.49 (0.02) (0.03) (0.05) 11.35 4.49% 8,584 0.30% 1.64% 0.40% 15.86%
12/31/2020 10.18 0.21 0.58 0.79 (0.03) (0.03) (0.06) 10.91 7.69% 8,581 0.30% 1.98% 0.40% 21.82%
12/31/2019 9.61 0.23 0.80 1.03 (0.27) (0.19) (0.46) 10.18 10.77% 6,728 0.30% 2.24% 0.40% 33.21%
Class II Shares
6/30/2024 (Unaudited) 10.39 — 0.24 0.24 — — — 10.63 2.31% 487,744 0.38% 0.01% 0.64% 4.02%
12/31/2023 9.75 0.33 0.52 0.85 — (0.21) (0.21) 10.39 8.83% 514,447 0.38% 3.31% 0.64% 8.85%
12/31/2022 11.34 0.23 (1.60) (1.37) — (0.22) (0.22) 9.75 (12.07)% 554,768 0.39% 2.24% 0.65% 21.03%
12/31/2021 10.90 0.16 0.32 0.48 (0.01) (0.03) (0.04) 11.34 4.38% 700,533 0.39% 1.47% 0.65% 15.86%
12/31/2020 10.18 0.18 0.60 0.78 (0.03) (0.03) (0.06) 10.90 7.59% 746,243 0.39% 1.71% 0.65% 21.82%
12/31/2019 9.61 0.21 0.81 1.02 (0.26) (0.19) (0.45) 10.18 10.67% 639,362 0.39% 2.05% 0.65% 33.21%
Class Y Shares
6/30/2024 (Unaudited) 10.64 0.01 0.25 0.26 — — — 10.90 2.44% 53 0.14% 0.27% 0.24% 4.02%
12/31/2023(h) 10.12 0.33 0.19 0.52 — — — 10.64 5.14% 11 0.15% 10.66% 0.23% 8.85%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - June 30, 2024 (Unaudited) - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2024 (Unaudited) $ 11.22 $ (0.01) $ 0.61 $ 0.60 $ — $ — $ — $ 11.82 5.35% $ 27,569 0.29% (0.15)% 0.39% 0.09%
12/31/2023 10.41 0.43 0.93 1.36 — (0.55) (0.55) 11.22 13.40% 27,005 0.29% 3.98% 0.39% 9.46%
12/31/2022 12.48 0.27 (1.97) (1.70) — (0.37) (0.37) 10.41 (13.60)% 22,509 0.29% 2.46% 0.39% 17.28%
12/31/2021 11.26 0.20 1.05 1.25 (0.03) — (0.03) 12.48 11.12% 25,787 0.29% 1.63% 0.39% 8.94%
12/31/2020 10.48 0.13 0.87 1.00 (0.07) (0.15) (0.22) 11.26 9.71% 21,757 0.29% 1.30% 0.39% 7.54%
12/31/2019 9.90 0.18 1.40 1.58 (0.29) (0.71) (1.00) 10.48 16.29% 20,019 0.29% 1.67% 0.39% 54.36%
Class II Shares
6/30/2024 (Unaudited) 11.11 (0.01) 0.60 0.59 — — — 11.70 5.31% 1,552,784 0.38% (0.24)% 0.64% 0.09%
12/31/2023 10.32 0.39 0.95 1.34 — (0.55) (0.55) 11.11 13.32% 1,591,767 0.38% 3.66% 0.64% 9.46%
12/31/2022 12.39 0.25 (1.95) (1.70) — (0.37) (0.37) 10.32 (13.70)% 1,577,974 0.38% 2.24% 0.64% 17.28%
12/31/2021 11.18 0.17 1.06 1.23 (0.02) — (0.02) 12.39 11.00% 2,042,920 0.38% 1.43% 0.64% 8.94%
12/31/2020 10.41 0.11 0.88 0.99 (0.07) (0.15) (0.22) 11.18 9.68% 2,045,122 0.38% 1.12% 0.64% 7.54%
12/31/2019 9.84 0.16 1.40 1.56 (0.28) (0.71) (0.99) 10.41 16.18% 2,065,576 0.38% 1.48% 0.64% 54.36%
Class Y Shares
6/30/2024 (Unaudited) 11.82 — 0.63 0.63 — — — 12.45 5.33%(h) 52 0.14% —% 0.24% 0.09%
12/31/2023(i) 11.13 0.40 0.29 0.69 — — — 11.82 6.20%(h) 11 0.15% 11.79% 0.23% 9.46%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

42 - Financial Highlights - June 30, 2024 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2024 (Unaudited) $ 10.75 $ (0.01) $ 0.83 $ 0.82 $ — $ — $ — $ 11.57 7.63%(h) $ 52,261 0.28% (0.21)% 0.38% 0.07%
12/31/2023 9.96 0.40 1.18 1.58 — (0.79) (0.79) 10.75 16.45% 48,703 0.28% 3.83% 0.38% 9.43%
12/31/2022 12.27 0.26 (2.10) (1.84) — (0.47) (0.47) 9.96 (15.02)%(h) 40,461 0.29% 2.45% 0.39% 16.86%
12/31/2021 10.62 0.18 1.50 1.68 (0.03) — (0.03) 12.27 15.85%(h) 45,476 0.28% 1.54% 0.38% 9.64%
12/31/2020 9.98 0.09 1.03 1.12 (0.10) (0.38) (0.48) 10.62 11.67% 37,553 0.29% 0.89% 0.39% 8.73%
12/31/2019 9.43 0.12 1.72 1.84 (0.30) (0.99) (1.29) 9.98 20.22% 32,811 0.28% 1.20% 0.38% 71.43%
Class II Shares
6/30/2024 (Unaudited) 10.71 (0.02) 0.83 0.81 — — — 11.52 7.56% 1,877,062 0.37% (0.30)% 0.63% 0.07%
12/31/2023 9.94 0.37 1.19 1.56 — (0.79) (0.79) 10.71 16.28% 1,890,222 0.37% 3.56% 0.63% 9.43%
12/31/2022 12.25 0.24 (2.08) (1.84) — (0.47) (0.47) 9.94 (15.05)% 1,849,289 0.38% 2.20% 0.64% 16.86%
12/31/2021 10.60 0.15 1.52 1.67 (0.02) — (0.02) 12.25 15.76% 2,464,639 0.37% 1.33% 0.63% 9.64%
12/31/2020 9.98 0.07 1.03 1.10 (0.10) (0.38) (0.48) 10.60 11.47% 2,413,494 0.38% 0.74% 0.64% 8.73%
12/31/2019 9.42 0.11 1.73 1.84 (0.29) (0.99) (1.28) 9.98 20.24% 2,419,752 0.37% 1.04% 0.63% 71.43%
Class Y Shares
6/30/2024 (Unaudited) 11.60 — 0.89 0.89 — — — 12.49 7.67% 1,079 0.13% (0.06)% 0.23% 0.07%
12/31/2023(i) 10.87 0.60 0.13 0.73 — — — 11.60 6.72% 921 0.14% 17.27% 0.24% 9.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - June 30, 2024 (Unaudited) - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2024 (Unaudited) $ 11.80 $ 0.01 $ 0.72 $ 0.73 $ — $ — $ — $ 12.53 6.19% $ 8,096 0.25% 0.16% 0.41% 0.59%
12/31/2023 10.47 0.47 0.86 1.33 — — — 11.80 12.70% 6,852 0.25% 4.24% 0.41% 19.75%
12/31/2022 12.12 0.30 (1.95) (1.65) — — — 10.47 (13.61)% 5,146 0.25% 2.78% 0.42% 15.38%
12/31/2021 11.03 0.19 0.94 1.13 (0.04) — (0.04) 12.12 10.24% 3,888 0.25% 1.64% 0.42% 10.52%
12/31/2020 10.54 0.13 0.43 0.56 (0.07) — (0.07) 11.03 5.32% 3,014 0.25% 1.27% 0.42% 12.19%
12/31/2019 9.67 0.18 1.17 1.35 (0.28) (0.20) (0.48) 10.54 14.05% 2,674 0.25% 1.76% 0.42% 60.58%
Class II Shares
6/30/2024 (Unaudited) 11.71 — 0.71 0.71 — — — 12.42 6.06% 496,951 0.45% (0.04)% 0.66% 0.59%
12/31/2023 10.41 0.40 0.90 1.30 — — — 11.71 12.49% 492,894 0.45% 3.69% 0.67% 19.75%
12/31/2022 12.08 0.24 (1.91) (1.67) — — — 10.41 (13.82)% 482,259 0.45% 2.17% 0.67% 15.38%
12/31/2021 10.99 0.15 0.96 1.11 (0.02) — (0.02) 12.08 10.08% 602,996 0.45% 1.27% 0.67% 10.52%
12/31/2020 10.53 0.10 0.43 0.53 (0.07) — (0.07) 10.99 5.04% 582,404 0.45% 1.01% 0.67% 12.19%
12/31/2019 9.66 0.15 1.18 1.33 (0.26) (0.20) (0.46) 10.53 13.85% 581,599 0.45% 1.45% 0.67% 60.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

44 - Financial Highlights - June 30, 2024 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2024 (Unaudited) $ 12.28 $ 0.01 $ 0.98 $ 0.99 $ — $ — $ — $ 13.27 8.06%(h) $ 9,844 0.22% 0.18% 0.41% 0.07%
12/31/2023 11.09 0.48 0.91 1.39 — (0.20) (0.20) 12.28 12.61% 8,817 0.22% 4.17% 0.41% 19.94%
12/31/2022 13.06 0.31 (2.28) (1.97) — — — 11.09 (15.08)% 7,648 0.22% 2.67% 0.41% 13.95%
12/31/2021 11.32 0.19 1.59 1.78 (0.04) — (0.04) 13.06 15.72% 7,629 0.22% 1.54% 0.41% 9.86%
12/31/2020 10.61 0.12 0.67 0.79 (0.08) — (0.08) 11.32 7.53% 5,336 0.22% 1.17% 0.41% 12.93%
12/31/2019 9.79 0.17 1.33 1.50 (0.29) (0.39) (0.68) 10.61 15.59% 4,337 0.22% 1.59% 0.41% 71.18%
Class II Shares
6/30/2024 (Unaudited) 12.18 — 0.96 0.96 — — — 13.14 7.88% 1,156,096 0.42% (0.02)% 0.66% 0.07%
12/31/2023 11.02 0.43 0.93 1.36 — (0.20) (0.20) 12.18 12.42% 1,155,641 0.42% 3.78% 0.66% 19.94%
12/31/2022 13.01 0.26 (2.25) (1.99) — — — 11.02 (15.30)%(h) 1,126,400 0.42% 2.23% 0.66% 13.95%
12/31/2021 11.28 0.15 1.60 1.75 (0.02) — (0.02) 13.01 15.50%(h) 1,432,147 0.42% 1.20% 0.66% 9.86%
12/31/2020 10.59 0.09 0.68 0.77 (0.08) — (0.08) 11.28 7.36% 1,317,831 0.42% 0.85% 0.66% 12.93%
12/31/2019 9.77 0.13 1.35 1.48 (0.27) (0.39) (0.66) 10.59 15.42% 1,293,363 0.42% 1.29% 0.66% 71.18%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 45
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Blueprint
SM
Aggressive Fund ("Blueprint Aggressive")
NVIT Blueprint
SM
Moderately Aggressive Fund ("Blueprint Moderately Aggressive")
NVIT Blueprint
SM
Moderate Fund ("Blueprint Moderate")
NVIT Blueprint
SM
Moderately Conservative Fund ("Blueprint Moderately Conservative")
NVIT Blueprint
SM
Conservative Fund ("Blueprint Conservative")
NVIT Blueprint
SM
Balanced Fund ("Blueprint Balanced")
NVIT Blueprint
SM
Capital Appreciation Fund ("Blueprint Capital Appreciation")
NVIT Blueprint
SM
Managed Growth & Income Fund ("Blueprint Managed Growth & Income")
NVIT Blueprint
SM
Managed Growth Fund ("Blueprint Managed Growth")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “fund-of-funds,” which means that each Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”)(together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I, Class II and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.

46 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Blueprint Funds
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust and other series of NMF (together, the “series of the Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each
Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2024. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Blueprint Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 230,179,846 $ – $ – $ 230,179,846
Total $ 230,179,846 $ – $ – $ 230,179,846
Blueprint Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 454,800,999 $ – $ – $ 454,800,999
Total $ 454,800,999 $ – $ – $ 454,800,999
Blueprint Moderate
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,917,053,126 $ – $ – $ 1,917,053,126
Total $ 1,917,053,126 $ – $ – $ 1,917,053,126

Blueprint Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 47
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any
Blueprint Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 505,467,624 $ – $ – $ 505,467,624
Total $ 505,467,624 $ – $ – $ 505,467,624
Blueprint Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 495,924,284 $ – $ – $ 495,924,284
Total $ 495,924,284 $ – $ – $ 495,924,284
Blueprint Balanced
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,580,967,655 $ – $ – $ 1,580,967,655
Total $ 1,580,967,655 $ – $ – $ 1,580,967,655
Blueprint Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,931,074,063 $ – $ – $ 1,931,074,063
Total $ 1,931,074,063 $ – $ – $ 1,931,074,063
Blueprint Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 576,858 $ – $ – $ 576,858
Investment Companies 469,037,655 – – 469,037,655
Total $ 469,614,513 $ – $ – $ 469,614,513
Blueprint Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 1,658,169 $ – $ – $ 1,658,169
Investment Companies 1,071,593,187 – – 1,071,593,187
Total $ 1,073,251,356 $ – $ – $ 1,073,251,356
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

48 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Blueprint Funds
amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2024, the Funds did not have overdrawn balances.
(c) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Blueprint Managed Growth & Income and Blueprint Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 50% and 60%, respectively, which is represented by each Fund’s allocations to underlying equity funds. Second, each Funds enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
NFA’s view of current equity market conditions. Through the use of these futures contracts, Blueprint Managed Growth & Income and Blueprint Managed Growth may increase their equity exposure to a maximum of 65% or to a minimum of 0% and a maximum of 80% or to a minimum of 0%, respectively, of each Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2024:
Blueprint Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 576,858
Total $ 576,858

Blueprint Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 49
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2024:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of June 30, 2024, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(d) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is
Blueprint Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,658,169
Total $ 1,658,169
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Blueprint Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 9,050,443
Total $ 9,050,443
Blueprint Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 30,581,593
Total $ 30,581,593
Blueprint Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (3,388,293)
Total $ (3,388,293)
Blueprint Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (9,708,991)
Total $ (9,708,991)
Blueprint Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 98,503,483
Blueprint Managed Growth
Futures Contracts:
Average Notional Balance Long $ 308,240,445

50 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Blueprint Funds
recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(e) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(f) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(g) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”), an affiliate of NFA, as subadviser for Blueprint Managed Growth
& Income and Blueprint Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%

Blueprint Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 51
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $30,883 during the six months ended June 30, 2024.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2025.
During the six months ended June 30, 2024, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Moderately Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderate Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Balanced Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Capital Appreciation Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Managed Growth & Income Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Blueprint Managed Growth Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Fund
Advisory Fee
Waiver
(annual rate)
Blueprint Aggressive 0.10%
Blueprint Moderately Aggressive 0.10
Blueprint Moderate 0.10
Blueprint Moderately Conservative 0.10
Blueprint Conservative 0.10
Blueprint Balanced 0.10
Blueprint Capital Appreciation 0.10
Fund Amount
Blueprint Aggressive $ 108,359
Blueprint Moderately Aggressive 221,326
Blueprint Moderate 956,801
Blueprint Moderately Conservative 255,555
Blueprint Conservative 251,597
Blueprint Balanced 794,652
Blueprint Capital Appreciation 963,910

52 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Blueprint Funds
For the six months ended June 30, 2024, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Blueprint Aggressive 0.20% 0.10% 0.10%
Blueprint Moderately Aggressive 0.20 0.10 0.10
Blueprint Moderate 0.20 0.10 0.10
Blueprint Moderately Conservative 0.20 0.10 0.10
Blueprint Conservative 0.20 0.10 0.10
Blueprint Balanced 0.20 0.10 0.10
Blueprint Capital Appreciation 0.20 0.10 0.10
Blueprint Managed Growth & Income 0.22 N/A 0.06
Blueprint Managed Growth 0.22 N/A 0.03
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Blueprint Aggressive All Classes 0.28%
Blueprint Moderately Aggressive All Classes 0.25
Blueprint Moderate All Classes 0.25
Blueprint Moderately Conservative All Classes 0.25
Blueprint Conservative All Classes 0.25
Blueprint Balanced All Classes 0.25
Blueprint Capital Appreciation All Classes 0.25
Blueprint Managed Growth & Income All Classes 0.10
Blueprint Managed Growth All Classes 0.07
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Six Months Ended
June 30, 2024
Amount Total
Blueprint Aggressive $ — $ — $ — $ — $ —
Blueprint Moderately Aggressive — — — — —
Blueprint Moderate — — — — —
Blueprint Moderately Conservative — — — — —
Blueprint Conservative — — — — —
Blueprint Balanced — — — — —

Blueprint Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 53
During the six months ended June 30, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2024, NFM earned an aggregate of $1,137,691 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2024, the Funds' aggregate portion of such costs amounted to $18,552.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2025:
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Six Months Ended
June 30, 2024
Amount Total
Blueprint Capital Appreciation $ — $ — $ — $ — $ —
Blueprint Managed Growth &
Income 511,530 883,701 808,135 410,265 2,613,631
Blueprint Managed Growth 1,358,039 2,380,815 2,139,720 1,087,761 6,966,335
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Distribution
Fee Waiver
(Annual Rate)
Blueprint Aggressive 0.16%
Blueprint Moderately Aggressive 0.16
Blueprint Moderate 0.16
Blueprint Moderately Conservative 0.16
Blueprint Conservative 0.16
Blueprint Balanced 0.16
Blueprint Capital Appreciation 0.16
Blueprint Managed Growth & Income 0.05
Blueprint Managed Growth 0.05

54 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Blueprint Funds
During the six months ended June 30, 2024, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the six months ended June 30, 2024, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2024, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Amount
Blueprint Aggressive $ 114,358
Blueprint Moderately Aggressive 266,368
Blueprint Moderate 1,487,753
Blueprint Moderately Conservative 403,400
Blueprint Conservative 396,515
Blueprint Balanced 1,249,959
Blueprint Capital Appreciation 1,501,457
Blueprint Managed Growth & Income 123,057
Blueprint Managed Growth 287,366
Fund Class I Class II
Blueprint Aggressive 0.15% 0.15%
Blueprint Moderately Aggressive 0.15 0.15
Blueprint Moderate 0.15 0.15
Blueprint Moderately Conservative 0.15 0.15
Blueprint Conservative 0.15 0.15
Blueprint Balanced 0.15 0.15
Blueprint Capital Appreciation 0.15 0.15
Blueprint Managed Growth & Income 0.15 0.15
Blueprint Managed Growth 0.15 0.15
Fund Amount
Blueprint Aggressive $ 162,291
Blueprint Moderately Aggressive 331,952
Blueprint Moderate 1,435,203
Blueprint Moderately Conservative 383,338
Blueprint Conservative 377,371
Blueprint Balanced 1,191,983
Blueprint Capital Appreciation 1,445,166
Blueprint Managed Growth & Income 374,820
Blueprint Managed Growth 869,074

Blueprint Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 55
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the six months ended June 30, 2024 were as follows:
Blueprint Aggressive
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,430,903 13,386,303 1,004,416 (323,633) (35,236) 162,704 14,194,554 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,869,523 14,652,807 1,089,147 (750,925) (172,260) 1,801,290 16,620,059 — —
NVIT GS International Equity
Insights Fund, Class Y 2,785,585 27,951,791 1,094,830 (784,540) 30,259 2,488,370 30,780,710 — —
NVIT GS Large Cap Equity
Fund, Class Y 6,772,737 79,285,809 2,461,585 (5,124,269) (136,506) 11,491,236 87,977,855 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 978,857 10,471,782 656,067 (769,494) (179,453) 901,755 11,080,657 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 3,004,924 33,967,129 1,395,882 (2,082,426) (214,192) 4,405,014 37,471,407 — —
Nationwide Bond Fund,
Class R6 282,045 1,999,827 329,968 — — (50,869) 2,278,926 40,677 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 1,153,290 10,053,861 1,382,894 — — 26,947 11,463,702 — —
NVIT Core Bond Fund,
Class Y 2,014,519 15,290,441 3,336,110 (248,903) (57,583) (8,089) 18,311,976 — —
Total 207,059,750 12,750,899 (10,084,190) (764,971) 21,218,358 230,179,846 40,677 —
Blueprint Moderately Aggressive
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 2,562,627 25,164,993 — — — 256,263 25,421,256 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,436,230 27,916,233 — (352,804) (73,971) 3,058,631 30,548,089 — —
NVIT GS International Equity
Insights Fund, Class Y 4,868,531 52,815,224 — (3,714,473) 255,509 4,441,003 53,797,263 — —
NVIT GS Large Cap Equity
Fund, Class Y 11,674,312 144,931,127 — (13,587,023) 2,425,358 17,879,852 151,649,314 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,858,164 19,791,821 — (143,509) (26,383) 1,412,488 21,034,417 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 5,263,477 63,059,119 — (5,069,552) 706,204 6,939,788 65,635,559 — —
Nationwide Bond Fund,
Class R6 1,052,493 8,558,301 162,844 — — (217,003) 8,504,142 162,844 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 4,297,922 42,678,364 — — — 42,979 42,721,343 — —
NVIT Core Bond Fund,
Class Y 6,104,468 46,852,128 8,828,160 — — (190,672) 55,489,616 — —
Total 431,767,310 8,991,004 (22,867,361) 3,286,717 33,623,329 454,800,999 162,844 —
Blueprint Moderate
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 5,833,874 58,953,129 — (1,751,013) (127,044) 796,957 57,872,029 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 12,297,068 107,075,494 — (8,824,510) (1,973,078) 13,043,032 109,320,938 — —

56 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Blueprint Funds
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS International Equity
Insights Fund, Class Y 13,778,061 160,907,663 — (22,618,684) 1,598,711 12,359,884 152,247,574 — —
NVIT GS Large Cap Equity
Fund, Class Y 38,296,099 507,004,413 — (78,174,034) 13,656,386 54,979,558 497,466,323 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 4,604,953 49,000,546 — (297,069) 25,401 3,399,192 52,128,070 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 17,426,894 223,757,017 — (32,765,857) 4,534,476 21,787,733 217,313,369 — —
Nationwide Bond Fund,
Class R6 5,989,437 48,702,855 926,697 — — (1,234,901) 48,394,651 926,697 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 31,370,442 311,508,485 — — — 313,704 311,822,189 — —
NVIT Core Bond Fund,
Class Y 35,971,595 328,780,376 — — — (1,798,580) 326,981,796 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 3,431,047 29,266,827 — — — 240,174 29,507,001 — —
NVIT Loomis Short Term
Bond Fund, Class Y 11,561,784 111,571,211 — — — 2,427,975 113,999,186 — —
Total 1,936,528,016 926,697 (144,431,167) 17,714,852 106,314,728 1,917,053,126 926,697 —
Blueprint Moderately Conservative
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 782,409 7,833,764 — (158,635) 1,686 84,678 7,761,493 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,744,271 16,143,388 — (2,294,622) (526,184) 2,183,985 15,506,567 — —
NVIT GS International Equity
Insights Fund, Class Y 2,803,995 34,407,903 — (6,355,301) 440,765 2,490,780 30,984,147 — —
NVIT GS Large Cap Equity
Fund, Class Y 6,230,526 85,687,086 — (16,172,552) 2,836,472 8,583,531 80,934,537 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 705,496 7,837,878 — (401,925) 39,501 510,764 7,986,218 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 2,968,839 39,986,420 — (7,591,627) 1,063,180 3,563,448 37,021,421 — —
Nationwide Bond Fund,
Class R6 2,632,586 21,406,758 407,319 — — (542,786) 21,271,291 407,320 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,191,787 10,472,016 225,882 — — (126,745) 10,571,153 225,881 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 9,789,626 101,815,912 — (4,540,558) (875,906) 909,438 97,308,886 — —
NVIT Core Bond Fund,
Class Y 13,544,271 122,393,077 1,392,187 — — (667,844) 123,117,420 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,256,938 10,721,685 — — — 87,986 10,809,671 — —
NVIT Loomis Short Term
Bond Fund, Class Y 6,307,791 66,017,616 — (5,180,342) (431,502) 1,789,048 62,194,820 — —
Total 524,723,503 2,025,388 (42,695,562) 2,548,012 18,866,283 505,467,624 633,201 —
Blueprint Conservative
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 802,025 7,951,011 — (1,665,863) (265,539) 1,110,390 7,129,999 — —

Blueprint Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 57
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS International Equity
Insights Fund, Class Y 1,488,817 19,284,537 — (4,566,048) 476,455 1,256,480 16,451,424 — —
NVIT GS Large Cap Equity
Fund, Class Y 3,022,261 46,927,001 — (13,658,952) 2,403,217 3,587,901 39,259,167 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 226,695 2,627,538 — (242,756) (51,128) 232,530 2,566,184 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 1,352,173 19,995,873 — (5,541,560) 920,182 1,487,108 16,861,603 — —
Nationwide Bond Fund,
Class R6 3,458,890 29,389,605 556,502 (1,257,765) (265,158) (475,352) 27,947,832 556,500 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,301,915 20,812,272 448,444 (593,067) (45,691) (203,969) 20,417,989 448,445 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 12,030,391 128,225,936 — (8,718,605) (1,590,086) 1,664,842 119,582,087 — —
NVIT Core Bond Fund,
Class Y 17,356,334 139,012,382 19,335,125 — — (578,432) 157,769,075 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,509,382 13,310,472 — (441,126) (69,363) 180,698 12,980,681 — —
NVIT Loomis Short Term
Bond Fund, Class Y 7,602,256 94,782,129 — (21,536,627) (1,540,142) 3,252,883 74,958,243 — —
Total 522,318,756 20,340,071 (58,222,369) (27,253) 11,515,079 495,924,284 1,004,945 —
Blueprint Balanced
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 3,935,114 40,668,949 — (2,094,248) (55,680) 517,307 39,036,328 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 7,326,322 65,287,811 — (6,876,589) (1,624,037) 8,343,817 65,131,002 — —
NVIT GS International Equity
Insights Fund, Class Y 11,591,672 140,198,218 — (24,096,163) 1,658,817 10,327,103 128,087,975 — —
NVIT GS Large Cap Equity
Fund, Class Y 24,516,987 332,420,340 — (58,605,214) 10,347,639 34,312,900 318,475,665 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 2,970,213 32,386,477 — (1,039,073) 106,533 2,168,873 33,622,810 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 11,367,320 150,887,214 — (26,734,180) 3,777,449 13,819,994 141,750,477 — —
Nationwide Bond Fund,
Class R6 7,042,709 57,267,492 1,089,661 — — (1,452,064) 56,905,089 1,089,661 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 29,166,779 294,346,011 — (4,698,374) (853,327) 1,123,472 289,917,782 — —
NVIT Core Bond Fund,
Class Y 35,612,400 325,181,383 312,236 — — (1,776,903) 323,716,716 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 2,895,123 24,695,400 — — — 202,659 24,898,059 — —
NVIT Loomis Short Term
Bond Fund, Class Y 16,168,940 156,030,274 — — — 3,395,478 159,425,752 — —
Total 1,619,369,569 1,401,897 (124,143,841) 13,357,394 70,982,636 1,580,967,655 1,089,661 —
Blueprint Capital Appreciation
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 8,721,677 88,902,082 — (3,350,254) (44,186) 1,011,393 86,519,035 — —

58 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Blueprint Funds
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 14,240,372 121,398,238 — (7,469,432) (1,834,349) 14,502,448 126,596,905 — —
NVIT GS International Equity
Insights Fund, Class Y 16,596,716 190,812,762 — (24,060,629) 1,708,555 14,933,026 183,393,714 — —
NVIT GS Large Cap Equity
Fund, Class Y 46,389,757 608,474,135 — (88,849,125) 15,737,331 67,240,604 602,602,945 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 6,404,719 68,954,569 — (1,275,438) (251,210) 5,073,493 72,501,414 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 17,968,498 226,965,542 — (29,917,608) 4,256,891 22,762,346 224,067,171 — —
Nationwide Bond Fund,
Class R6 4,790,142 38,950,835 741,139 — — (987,630) 38,704,344 741,140 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 23,447,154 232,830,234 — — — 234,472 233,064,706 — —
NVIT Core Bond Fund,
Class Y 31,551,747 287,805,656 568,124 — — (1,568,401) 286,805,379 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 2,304,876 19,660,594 — — — 161,341 19,821,935 — —
NVIT Loomis Short Term
Bond Fund, Class Y 5,780,580 55,782,593 — — — 1,213,922 56,996,515 — —
Total 1,940,537,240 1,309,263 (154,922,486) 19,573,032 124,577,014 1,931,074,063 741,140 —
Blueprint Managed Growth & Income
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,035,404 10,723,713 54,136 (617,457) (65,474) 176,286 10,271,204 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,096,645 17,753,786 92,032 (1,049,677) (248,975) 2,092,010 18,639,176 — —
NVIT GS International Equity
Insights Fund, Class Y 3,501,266 37,384,367 194,891 (2,222,846) 140,273 3,192,306 38,688,991 — —
NVIT GS Large Cap Equity
Fund, Class Y 7,866,299 93,905,214 487,227 (5,557,115) 889,325 12,458,573 102,183,224 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 765,409 8,531,150 43,309 (493,967) 30,737 553,199 8,664,428 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 3,478,063 40,578,083 211,132 (2,408,083) 318,889 4,671,420 43,371,441 — —
Nationwide Bond Fund,
Class R6 1,902,725 16,379,871 389,286 (982,318) (207,950) (204,872) 15,374,017 303,160 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 8,034,428 84,432,172 442,933 (5,051,923) (888,351) 927,382 79,862,213 — —
NVIT Core Bond Fund,
Class Y 11,113,397 107,540,505 565,971 (6,455,234) (1,447,702) 817,240 101,020,780 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 775,052 6,997,037 36,911 (420,993) (74,902) 127,398 6,665,451 — —
NVIT Loomis Short Term
Bond Fund, Class Y 4,492,569 45,889,676 246,074 (2,806,624) (197,254) 1,164,858 44,296,730 — —
Total 470,115,574 2,763,902 (28,066,237) (1,751,384) 25,975,800 469,037,655 303,160 —
Blueprint Managed Growth
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 2,869,887 30,582,383 7,023 (2,432,999) (260,794) 573,670 28,469,283 — —

Blueprint Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 59
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.
com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the six months ended June 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2024, none of the Funds engaged in interfund lending.
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 6,535,100 56,942,249 13,461 (4,663,248) (1,063,696) 6,868,274 58,097,040 — —
NVIT GS International Equity
Insights Fund, Class Y 7,621,132 83,721,653 19,898 (6,893,497) 450,551 6,914,903 84,213,508 — —
NVIT GS Large Cap Equity
Fund, Class Y 22,788,602 279,723,029 66,132 (22,910,740) 3,886,551 35,258,970 296,023,942 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 2,204,400 25,274,595 5,852 (2,027,499) 128,647 1,572,216 24,953,811 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 9,873,865 118,465,500 28,091 (9,731,996) 1,359,368 13,006,129 123,127,092 — —
Nationwide Bond Fund,
Class R6 3,051,899 27,092,449 499,682 (2,252,777) (476,583) (203,427) 24,659,344 493,180 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 16,069,160 174,078,227 41,617 (14,417,772) (2,586,673) 2,612,055 159,727,454 — —
NVIT Core Bond Fund,
Class Y 21,736,151 216,868,450 52,021 (18,022,215) (4,134,854) 2,818,214 197,581,616 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,743,605 16,227,451 3,902 (1,351,666) (240,815) 356,131 14,995,003 — —
NVIT Loomis Short Term
Bond Fund, Class Y 6,059,340 63,816,993 15,606 (5,406,664) (385,643) 1,704,802 59,745,094 — —
Total 1,092,792,979 753,285 (90,111,073) (3,323,941) 71,481,937 1,071,593,187 493,180 —
* Purchases include reinvestment of income and realized gain distributions, as applicable.

60 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Blueprint Funds
6. Investment Transactions
For the six months ended June 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of
NMF or at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
10. Federal Tax Information
As of June 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Fund Purchases
*
Sales
Blueprint Aggressive $ 12,750,899 $ 10,084,190
Blueprint Moderately Aggressive 8,991,004 22,867,361
Blueprint Moderate 926,697 144,431,167
Blueprint Moderately Conservative 2,025,388 42,695,562
Blueprint Conservative 20,340,071 58,222,369
Blueprint Balanced 1,401,897 124,143,841
Blueprint Capital Appreciation 1,309,263 154,922,486
Blueprint Managed Growth & Income 2,763,902 28,066,237
Blueprint Managed Growth 753,285 90,111,073
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Aggressive $ 205,788,135 $ 26,647,608 $ (2,255,897) $ 24,391,711
Blueprint Moderately Aggressive 412,084,299 55,691,067 (12,974,367) 42,716,700
Blueprint Moderate 1,842,799,498 183,395,315 (109,141,687) 74,253,628
Blueprint Moderately Conservative 514,520,782 30,318,752 (39,371,910) (9,053,158)
Blueprint Conservative 530,311,228 15,336,087 (49,723,031) (34,386,944)
Blueprint Balanced 1,569,016,304 119,979,139 (108,027,788) 11,951,351
Blueprint Capital Appreciation 1,806,778,955 213,170,062 (88,874,954) 124,295,108
Blueprint Managed Growth & Income 458,080,926 35,589,903 (24,056,316) 11,533,587

Blueprint Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 61
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 2, 2025. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2024 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Managed Growth 1,014,624,652 101,893,242 (43,266,538) 58,626,704

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-BP (8-24)

Semiannual Report
June 30, 2024 (Unaudited)
Nationwide Variable Insurance Trust
Fund of Funds
NVIT BlackRock Managed Global Allocation Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2024 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 8
Statements of Operations 12
Statements of Changes in Net Assets 14
Financial Highlights 18
Notes to Financial Statements 23

2 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund
Investment Company 93 .9%
Shares Value ($)
Alternative Assets 93.9%
BlackRock Global Allocation VI
Fund, Class I 18,525,275 321,228,265
Total Alternative Assets
(cost $295,473,774) 321,228,265
Total Investment Company
(cost $295,473,774) 321,228,265
Total Investments
(cost $295,473,774) — 93.9% 321,228,265
Other assets in excess of liabilities — 6.1% 20,840,719
NET ASSETS — 100.0% $ 342,068,984
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 176 9/2024 USD 20,620,160 153,581
Russell 2000 E-Mini Index 1 9/2024 USD 103,250 (332)
S&P 500 E-Mini Index 133 9/2024 USD 36,717,975 79,714
S&P Midcap 400 E-Mini Index 3 9/2024 USD 887,430 8,422
Net contracts 241,385
As of June 30, 2024, the Fund had $2,503,433 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT iShares
®
Fixed Income ETF Fund - June 30, 2024 (Unaudited) - Statement of Investments - 3
Exchange Traded Funds 99 .9%
Shares Value ($)
Fixed Income Funds 99.9%
iShares Core 10+ Year USD
Bond ETF(a) 126,546 6,290,602
iShares Core 1-5 Year USD
Bond ETF(a) 200,565 9,500,764
iShares Core Total USD Bond
Market ETF(a) 139,369 6,302,266
iShares Core U.S. Aggregate
Bond ETF 324,799 31,528,239
iShares MBS ETF 68,632 6,301,104
iShares U.S. Treasury Bond ETF 139,443 3,147,228
Total Exchange Traded Funds
(cost $69,074,432) 63,070,203
Repurchase Agreement 16 .7%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,568,549,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$10,775,088.(b)(c) 10,563,812 10,563,812
Total Repurchase Agreement
(cost $10,563,812) 10,563,812
Total Investments
(cost $79,636,430) — 116.6% 73,634,015
Liabilities in excess of other assets
— (16.6)% (10,483,826)
NET ASSETS — 100.0% $ 63,150,189
(a) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June 30,
2024 was $10,328,937, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $10,563,812 and by $15,759 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 7.63%, and maturity dates ranging from
11/15/2024 – 2/15/2052, a total value of $10,579,571.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $10,563,812.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 99 .8%
Shares Value ($)
Equity Funds 99.8%
iShares Core MSCI EAFE ETF 126,530 9,191,139
iShares Core MSCI International
Developed Markets ETF(a) 164,669 10,808,873
iShares Core S&P 500 ETF 10,995 6,016,794
iShares Core S&P Mid-Cap ETF 250,158 14,639,246
iShares Core S&P Small-Cap
ETF(a) 21,198 2,260,979
iShares Core S&P Total U.S.
Stock Market ETF(a) 193,268 22,956,373
iShares MSCI USA Momentum
Factor ETF(a) 9,377 1,827,296
iShares MSCI USA Quality
Factor ETF(a) 10,373 1,771,294
iShares MSCI USA Size Factor
ETF(a) 11,257 1,548,175
iShares MSCI USA Value Factor
ETF(a) 14,764 1,527,484
iShares U.S. Equity Factor
ETF(a) 135,180 7,528,174
iShares U.S. Small-Cap Equity
Factor ETF(a) 25,820 1,580,442
Total Exchange Traded Funds
(cost $65,317,911) 81,656,269
Repurchase Agreements 16 .0%
Principal
Amount ($)
Bank of America NA, 5.31%,
dated 6/28/2024, due
7/1/2024, repurchase price
$1,000,443, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
3/1/2042 - 7/1/2046; total
market value $1,020,000.
(b)(c) 1,000,000 1,000,000
BofA Securities, Inc., 5.31%,
dated 6/28/2024, due
7/1/2024, repurchase price
$2,000,885, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 6.34%, maturing
3/25/2028 - 10/20/2065;
total market value
$2,040,000.(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $5,002,242,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074; total
market value $5,100,000.
(b)(c) 5,000,000 5,000,000
  Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $4,117,131,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$4,197,591.(b)(c) 4,115,285 4,115,285
Pershing LLC, 5.33%,
dated 6/28/2024, due
7/1/2024, repurchase price
$1,000,445, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $1,020,000.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $13,115,285) 13,115,285
Total Investments
(cost $78,433,196) — 115.8% 94,771,554
Liabilities in excess of other assets
— (15.8)% (12,910,810)
NET ASSETS — 100.0% $ 81,860,744
(a) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June 30,
2024 was $13,313,563, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $13,115,285 and by $517,385 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 7.63%, and maturity dates ranging from
10/31/2024 – 2/15/2052, a total value of $13,632,670.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $13,115,285.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Managed American Funds Asset Allocation Fund - June 30, 2024 (Unaudited) - Statement of Investments - 5
Investment Companies 91 .6%
Shares Value ($)
Balanced Fund 27.4%
American Balanced Fund, Class
R6 22,768,980 787,123,647
Total Balanced Fund
(cost $758,856,425) 787,123,647
Equity Funds 46.0%
American Funds Growth Fund,
Class 1 7,059,894 795,297,017
American Funds Washington
Mutual Investors Fund, Class
1 33,026,016 526,764,955
Total Equity Funds
(cost $1,250,392,469) 1,322,061,972
Investment Companies
Shares Value ($)
Fixed Income Funds 18.2%
American Funds U.S.
Government Securities Fund,
Class 1 13,378,300 130,438,423
Bond Fund of America (The),
Class R6 35,034,229 391,332,334
Total Fixed Income Funds
(cost $587,420,770) 521,770,757
Total Investment Companies
(cost $2,596,669,664) 2,630,956,376
Total Investments
(cost $2,596,669,664) — 91.6% 2,630,956,376
Other assets in excess of liabilities — 8.4% 242,161,055
NET ASSETS — 100.0% $ 2,873,117,431
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 187 9/2024 USD 21,908,920 173,911
Russell 2000 E-Mini Index 41 9/2024 USD 4,233,250 69,845
S&P 500 E-Mini Index 1,430 9/2024 USD 394,787,250 1,086,252
S&P Midcap 400 E-Mini Index 77 9/2024 USD 22,777,370 207,804
Net contracts 1,537,812
As of June 30, 2024, the Fund had $20,898,640 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
Investment Company 94 .4%
Shares Value ($)
Equity Fund 94.4%
American Funds Growth-Income
Fund, Class 1 10,902,158 703,080,156
Total Investment Company
(cost $512,007,765) 703,080,156
Total Investments
(cost $512,007,765) — 94.4% 703,080,156
Other assets in excess of liabilities — 5.6% 42,044,065
NET ASSETS — 100.0% $ 745,124,221
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 18 9/2024 USD 2,108,880 14,828
Russell 2000 E-Mini Index 1 9/2024 USD 103,250 1,767
S&P 500 E-Mini Index 136 9/2024 USD 37,546,200 90,548
S&P Midcap 400 E-Mini Index 8 9/2024 USD 2,366,480 22,460
Net contracts 129,603
As of June 30, 2024, the Fund had $1,978,959 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

8 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Assets:
Investment securities, at value
*
$ 321,228,265
Repurchase agreements, at value —
Cash 18,694,918
Deposits with broker for futures contracts 2,369,250
Interest and dividends receivable 76,683
Security lending income receivable —
Receivable for investments sold 255,293
Receivable for capital shares issued 212
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses —
Total Assets 342,624,621
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 260,715
Payable for variation margin on futures contracts 139,186
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 42,025
Fund administration fees 13,020
Distribution fees —
Administrative servicing fees 70,967
Accounting and transfer agent fees 354
Trustee fees 5
Custodian fees 5,062
Compliance program costs (Note 3) 345
Professional fees 9,834
Printing fees 12,405
Other 1,719
Total Liabilities 555,637
Net Assets $ 342,068,984
* Includes value of securities on loan (Note 2) —
Cost of investment securities 295,473,774
Cost of repurchase agreements —
Represented by:
Capital $ 326,949,965
Total distributable earnings (loss) 15,119,019
Net Assets $ 342,068,984

Fund of Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 9
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 63,070,203 $ 81,656,269 $ 2,630,956,376 $ 703,080,156
10,563,812 13,115,285 — —
122,618 367,383 223,855,759 41,381,085
— — 20,894,890 1,952,462
670 658 2,220,870 138,185
3,060 6,176 — —
— 575,024 1,204,494 15,377,966
21,594 95,967 — —
4,248 4,108 — —
303 415 13,846 3,791
73,786,508 95,821,285 2,879,146,235 761,933,645
— 778,172 1,502,950 —
6,094 3,326 1,204,494 16,187,333
— — 1,688,765 162,385
10,563,812 13,115,285 — —
5,657 7,283 344,612 90,776
9,463 9,792 58,188 20,399
11,864 14,571 586,097 154,908
15,673 8,104 552,423 155,189
74 78 3,243 688
10 10 31 71
340 970 28,794 7,919
58 75 2,837 737
8,583 8,641 22,942 11,682
14,280 13,806 8,173 11,925
411 428 25,255 5,412
10,636,319 13,960,541 6,028,804 16,809,424
$ 63,150,189 $ 81,860,744 $ 2,873,117,431 $ 745,124,221
10,328,937 13,313,563 — —
69,072,618 65,317,911 2,596,669,664 512,007,765
10,563,812 13,115,285 — —
$ 70,112,835 $ 66,918,301 $ 2,968,473,896 $ 481,437,740
(6,962,646) 14,942,443 (95,356,465) 263,686,481
$ 63,150,189 $ 81,860,744 $ 2,873,117,431 $ 745,124,221

10 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Net Assets:
Class II Shares $ 342,068,984
Class Y Shares —
Total $ 342,068,984
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 27,873,059
Class Y Shares —
Total 27,873,059
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 12 .27
Class Y Shares $ —

Fund of Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 11
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 58,321,258 $ 72,143,443 $ 2,873,117,431 $ 745,124,221
4,828,931 9,717,301 — —
$ 63,150,189 $ 81,860,744 $ 2,873,117,431 $ 745,124,221
6,184,161 4,144,864 274,172,242 46,240,591
518,282 585,907 — —
6,702,443 4,730,771 274,172,242 46,240,591
$ 9 .43 $ 17 .41 $ 10 .48 $ 16 .11
$ 9 .32 $ 16 .59 $ — $ —

12 - Statements of Operations - For the Six Months Ended June 30, 2024 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
INVESTMENT INCOME:
Interest income $ 436,891
Income from securities lending (Note 2) —
Dividend income —
Total Income 436,891
EXPENSES:
Investment advisory fees 1,263,316
Fund administration fees 58,020
Distribution fees Class II Shares 426,795
Administrative servicing fees Class II Shares 426,795
Professional fees 11,305
Printing fees 3,762
Trustee fees 5,920
Custodian fees 34
Accounting and transfer agent fees 980
Compliance program costs (Note 3) 723
Other 4,021
Total expenses before fees waived and expenses reimbursed 2,201,671
Distribution fees waived - Class II (Note 3) (426,795)
Investment advisory fees waived (Note 3) (1,007,236)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 767,640
NET INVESTMENT INCOME/(LOSS) (330,749)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions —
Net realized gains (losses) from:
Transactions in investment securities (1,345,330)
Expiration or closing of futures contracts (Note 2) 2,607,980
Net realized gains (losses) 1,262,650
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 21,106,870
Futures contracts (Note 2) (1,262,963)
Net change in unrealized appreciation/depreciation 19,843,907
Net realized/unrealized gains (losses) 21,106,557
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 20,775,808

Fund of Funds - For the Six Months Ended June 30, 2024 (Unaudited) - Statements of Operations - 13
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 6,499 $ 5,311 $ 4,846,081 $ 899,078
16,198 28,208 — —
900,304 678,071 19,681,926 2,153,107
923,001 711,590 24,528,007 3,052,185
31,678 42,026 2,073,994 546,384
32,083 34,367 325,985 101,608
66,673 83,907 3,525,948 931,283
66,673 83,907 3,525,948 931,283
6,451 6,756 56,800 18,528
2,568 2,490 10,538 4,594
1,014 1,361 49,273 13,086
904 1,741 3,831 237
283 320 7,849 2,007
119 158 5,944 1,558
554 709 32,999 8,113
209,000 257,742 9,619,109 2,558,681
— — — —
— — — —
(26,645) (24,879) — —
182,355 232,863 9,619,109 2,558,681
740,646 478,727 14,908,898 493,504
— — 22,267,211 31,448,994
(118,291) 4,393 (41,846,195) 10,493,306
— — 40,568,014 5,272,205
(118,291) 4,393 20,989,030 47,214,505
(1,099,311) 6,420,017 238,681,131 50,522,441
— — (11,715,801) (1,172,567)
(1,099,311) 6,420,017 226,965,330 49,349,874
(1,217,602) 6,424,410 247,954,360 96,564,379
$ (476,956) $ 6,903,137 $ 262,863,258 $ 97,057,883

The accompanying notes are an integral part of these financial statements.
14 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Fund of Funds
NVIT BlackRock Managed Global Allocation
Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income/(loss) $ (330,749) $ 6,181,981
Net realized gains (losses) 1,262,650 (7,912,651)
Net change in unrealized appreciation/depreciation 19,843,907 39,262,598
Change in net assets resulting from operations 20,775,808 37,531,928
Distributions to Shareholders From:
Distributable earnings:
Class II — —
Class Y — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions (21,334,664) (29,442,521)
Change in net assets (558,856) 8,089,407
Net Assets:
Beginning of period 342,627,840 334,538,433
End of period $ 342,068,984 $ 342,627,840
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 2,558,717 $ 6,439,582
Dividends reinvested — —
Cost of shares redeemed (23,893,381) (35,882,103)
Total Class II Shares (21,334,664) (29,442,521)
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (21,334,664) $ (29,442,521)
SHARE TRANSACTIONS:
Class II Shares
Issued 216,371 598,754
Reinvested — —
Redeemed (2,004,183) (3,318,208)
Total Class II Shares (1,787,812) (2,719,454)
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (1,787,812) (2,719,454)

Fund of Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 15
NVIT iShares
®
Fixed Income ETF Fund NVIT iShares
®
Global Equity ETF Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 740,646 $ 1,372,124 $ 478,727 $ 962,980
(118,291) (524,730) 4,393 (614,866)
(1,099,311) 1,715,212 6,420,017 11,057,727
(476,956) 2,562,606 6,903,137 11,405,841
— (1,263,563) — (813,797)
— (109,877) — (154,064)
— (1,373,440) — (967,861)
8,552,960 12,774,530 3,566,167 10,275,885
8,076,004 13,963,696 10,469,304 20,713,865
55,074,185 41,110,489 71,391,440 50,677,575
$ 63,150,189 $ 55,074,185 $ 81,860,744 $ 71,391,440
$ 8,809,914 $ 13,939,531 $ 6,444,788 $ 13,327,412
— 1,263,563 — 813,797
(1,344,605) (3,613,770) (3,200,070) (5,839,978)
7,465,309 11,589,324 3,244,718 8,301,231
1,446,931 1,502,518 2,689,727 4,913,528
— 109,877 — 154,064
(359,280) (427,189) (2,368,278) (3,092,938)
1,087,651 1,185,206 321,449 1,974,654
$ 8,552,960 $ 12,774,530 $ 3,566,167 $ 10,275,885
940,633 1,477,784 386,763 912,591
— 133,154 — 51,309
(142,997) (383,970) (191,461) (400,895)
797,636 1,226,968 195,302 563,005
156,260 162,164 174,642 353,870
— 11,752 — 10,220
(38,572) (45,352) (151,935) (221,011)
117,688 128,564 22,707 143,079
915,324 1,355,532 218,009 706,084

The accompanying notes are an integral part of these financial statements.
16 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Fund of Funds
NVIT Managed American Funds Asset
Allocation Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 14,908,898 $ 45,355,151
Net realized gains (losses) 20,989,030 (135,735,966)
Net change in unrealized appreciation/depreciation 226,965,330 519,812,896
Change in net assets resulting from operations 262,863,258 429,432,081
Distributions to Shareholders From:
Distributable earnings:
Class II — (220,184,713)
Change in net assets from shareholder distributions — (220,184,713)
Change in net assets from capital transactions (180,158,361) (77,508,909)
Change in net assets 82,704,897 131,738,459
Net Assets:
Beginning of period 2,790,412,534 2,658,674,075
End of period $ 2,873,117,431 $ 2,790,412,534
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 11,027,301 $ 19,433,399
Dividends reinvested — 220,184,713
Cost of shares redeemed (191,185,662) (317,127,021)
Total Class II Shares (180,158,361) (77,508,909)
Change in net assets from capital transactions $ (180,158,361) $ (77,508,909)
SHARE TRANSACTIONS:
Class II Shares
Issued 1,105,113 2,050,341
Reinvested — 24,601,644
Redeemed (19,118,264) (34,538,848)
Total Class II Shares (18,013,151) (7,886,863)
Total change in shares (18,013,151) (7,886,863)

Fund of Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 17
NVIT Managed American Funds Growth-
Income Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 493,504 $ 7,096,991
47,214,505 33,362,048
49,349,874 107,490,364
97,057,883 147,949,403
— (47,136,120)
— (47,136,120)
(85,478,446) (13,241,434)
11,579,437 87,571,849
733,544,784 645,972,935
$ 745,124,221 $ 733,544,784
$ 6,613,225 $ 24,567,024
— 47,136,120
(92,091,671) (84,944,578)
(85,478,446) (13,241,434)
$ (85,478,446) $ (13,241,434)
432,044 1,826,872
— 3,628,647
(6,007,933) (6,398,757)
(5,575,889) (943,238)
(5,575,889) (943,238)

18 - Financial Highlights - June 30, 2024 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed Global Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)
Class II Shares
6/30/2024 (Unaudited) $ 11.55 $ (0.01) $ 0.73 $ 0.72 $ — $ — $ — $ 12.27 6.23% $ 342,069 0.45% (0.19)% 1.29% 0.71%
12/31/2023 10.33 0.20 1.02 1.22 — — — 11.55 11.81% 342,628 0.45% 1.83% 1.29% 3.93%
12/31/2022 12.13 (0.04) (1.76) (1.80) — — — 10.33 (14.84)% 334,538 0.45% (0.37)% 1.29% 6.33%
12/31/2021 12.04 0.05 0.49 0.54 (0.45) — (0.45) 12.13 4.43% 394,088 0.45% 0.44% 1.29% 6.74%
12/31/2020 10.83 0.09 1.46 1.55 (0.34) — (0.34) 12.04 14.55% 342,125 0.46% 0.78% 1.30% 12.20%
12/31/2019 9.71 0.10 1.34 1.44 (0.06) (0.26) (0.32) 10.83 14.95% 313,943 0.46% 0.95% 1.30% 2.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fund of Funds - June 30, 2024 (Unaudited) - Financial Highlights - 19
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Fixed Income ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2024 (Unaudited) $ 9.53 $ 0.12 $ (0.22) $ (0.10) $ — $ — $ — $ 9.43 (1.05)% $ 58,321 0.67% 2.53% 0.76% 1.02%
12/31/2023 9.29 0.26 0.22 0.48 (0.24) — (0.24) 9.53 5.22% 51,313 0.67% 2.81% 0.79% 5.33%
12/31/2022 10.97 0.18 (1.69) (1.51) (0.17) — (0.17) 9.29 (13.74)% 38,622 0.67% 1.79% 0.81% 14.54%
12/31/2021 11.30 0.13 (0.36) (0.23) (0.10) — (0.10) 10.97 (2.02)% 42,094 0.67% 1.19% 0.97% 7.69%
12/31/2020 10.69 0.20 0.56 0.76 (0.13) (0.02) (0.15) 11.30 7.12% 19,165 0.67% 1.79% 1.47% 52.97%
12/31/2019(h) 10.00 0.28 0.57 0.85 (0.10) (0.06) (0.16) 10.69 8.51% 3,900 0.67% 2.80% 5.82% 34.43%
Class Y Shares
6/30/2024 (Unaudited) 9.39 0.14 (0.21) (0.07) — — — 9.32 (0.75)% 4,829 0.17% 3.07% 0.26% 1.02%
12/31/2023 9.15 0.31 0.22 0.53 (0.29) — (0.29) 9.39 5.77% 3,761 0.17% 3.37% 0.29% 5.33%
12/31/2022 10.81 0.22 (1.66) (1.44) (0.22) — (0.22) 9.15 (13.31)% 2,489 0.17% 2.30% 0.31% 14.54%
12/31/2021 11.14 0.19 (0.37) (0.18) (0.15) — (0.15) 10.81 (1.59)% 2,574 0.17% 1.70% 0.48% 7.69%
12/31/2020 10.53 0.26 0.56 0.82 (0.19) (0.02) (0.21) 11.14 7.75% 2,376 0.17% 2.32% 1.05% 52.97%
12/31/2019(h) 10.00 0.33 0.57 0.90 (0.31) (0.06) (0.37) 10.53 8.97% 1,397 0.17% 3.33% 6.12% 34.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23, 2019 through December 31, 2019.

20 - Financial Highlights - June 30, 2024 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Global Equity ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2024 (Unaudited) $ 15.92 $ 0.10 $ 1.39 $ 1.49 $ — $ — $ — $ 17.41 9.36% $ 72,143 0.67% 1.20% 0.73% 5.54%
12/31/2023 13.39 0.23 2.51 2.74 (0.21) — (0.21) 15.92 20.48% 62,870 0.67% 1.56% 0.76% 12.44%
12/31/2022 16.26 0.23 (2.88) (2.65) (0.22) — (0.22) 13.39 (16.33)%(h) 45,331 0.67% 1.64% 0.79% 13.66%
12/31/2021 13.51 0.28 2.66 2.94 (0.18) (0.01) (0.19) 16.26 21.79%(h) 45,409 0.64% 1.80% 0.94% 14.50%
12/31/2020 11.81 0.26 1.60 1.86 (0.16) — (0.16) 13.51 15.76% 11,743 0.67% 2.19% 2.12% 17.62%
12/31/2019(i) 10.00 0.28 1.64 1.92 (0.05) (0.06) (0.11) 11.81 19.23% 3,126 0.67% 2.65% 7.62% 20.44%
Class Y Shares
6/30/2024 (Unaudited) 15.13 0.13 1.33 1.46 — — — 16.59 9.65% 9,717 0.17% 1.66% 0.24% 5.54%
12/31/2023 12.73 0.28 2.40 2.68 (0.28) — (0.28) 15.13 21.05% 8,521 0.17% 2.04% 0.26% 12.44%
12/31/2022 15.48 0.28 (2.75) (2.47) (0.28) — (0.28) 12.73 (15.96)% 5,347 0.17% 2.12% 0.29% 13.66%
12/31/2021 12.85 0.31 2.57 2.88 (0.24) (0.01) (0.25) 15.48 22.42% 5,202 0.17% 2.11% 0.51% 14.50%
12/31/2020 11.23 0.29 1.54 1.83 (0.21) — (0.21) 12.85 16.32% 2,131 0.17% 2.64% 1.69% 17.62%
12/31/2019(i) 10.00 0.27 1.71 1.98 (0.69) (0.06) (0.75) 11.23 19.82% 628 0.17% 2.64% 8.76% 20.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23, 2019 through December 31, 2019.

Fund of Funds - June 30, 2024 (Unaudited) - Financial Highlights - 21
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class II Shares
6/30/2024 (Unaudited) $ 9.55 $ 0.05 $ 0.88 $ 0.93 $ — $ — $ — $ 10.48 9.74% $ 2,873,117 0.68% 1.06% 0.68% 4.14%
12/31/2023 8.86 0.15 1.32 1.47 — (0.78) (0.78) 9.55 17.22% 2,790,413 0.68% 1.68% 0.68% 10.72%
12/31/2022 13.57 0.12 (2.03) (1.91) — (2.80) (2.80) 8.86 (14.30)% 2,658,674 0.69% 1.11% 0.69% 18.36%
12/31/2021 12.04 0.03 1.50 1.53 — — — 13.57 12.71% 3,242,649 0.68% 0.24% 0.68% 111.63%
12/31/2020 11.80 0.13 0.68 0.81 (0.13) (0.44) (0.57) 12.04 7.09% 2,541,551 0.69% 1.17% 0.69% 9.90%
12/31/2019 10.37 0.18 1.76 1.94 (0.19) (0.32) (0.51) 11.80 18.97% 2,309,942 0.69% 1.57% 0.69% 0.82%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

22 - Financial Highlights - June 30, 2024 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2024 (Unaudited) $ 14.16 $ 0.01 $ 1.94 $ 1.95 $ — $ — $ — $ 16.11 13.77% $ 745,124 0.69% 0.13% 0.69% 5.65%
12/31/2023 12.24 0.14 2.75 2.89 — (0.97) (0.97) 14.16 24.31% 733,545 0.69% 1.05% 0.69% 10.47%
12/31/2022 14.47 0.11 (2.34) (2.23) — — — 12.24 (15.41)% 645,973 0.69% 0.87% 0.69% 5.56%
12/31/2021 11.84 0.08 2.58 2.66 (0.03) — (0.03) 14.47 22.45% 743,472 0.69% 0.63% 0.69% 10.09%
12/31/2020 11.87 0.10 0.68 0.78 (0.13) (0.68) (0.81) 11.84 6.98% 593,118 0.70% 0.85% 0.70% 20.20%
12/31/2019 10.30 0.16 2.06 2.22 (0.17) (0.48) (0.65) 11.87 21.98% 523,412 0.71% 1.38% 0.71% 2.71%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.

Fund of Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 23
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BlackRock Managed Global Allocation Fund ("BlackRock Managed Global Allocation")
NVIT iShares
®
Fixed Income ETF Fund ("iShares Fixed Income")
NVIT iShares
®
Global Equity ETF Fund ("iShares Global Equity")
NVIT Managed American Funds Asset Allocation Fund ("Managed American Asset Allocation")
NVIT Managed American Funds Growth-Income Fund ("Managed American Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of BlackRock Managed Global Allocation, Managed American Asset Allocation, and Managed American Growth-Income.
Shares of iShares Fixed Income and iShares Global Equity are held by separate accounts established by NLIC, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that each Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including exchange traded funds ("ETFs")) (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
Each Underlying Fund held by iShares Fixed Income and iShares Global Equity is sponsored by BlackRock Fund Advisors (the
“iShares ETF Underlying Funds”).
The Funds, as applicable, currently offer Class II and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

24 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fund of Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other unaffiliated mutual funds (including ETFs), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available at the Securities and Exchange Commission's (the
"SEC") website at www.sec.gov. In addition, the financial statements of the Underlying Funds are available on the SEC's website.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2024. Please refer to the
Statements of Investments for additional information on portfolio holdings.
BlackRock Managed Global Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 241,717 $ – $ – $ 241,717
Investment Company 321,228,265 – – 321,228,265
Total Assets $ 321,469,982 $ – $ – $ 321,469,982
Liabilities:
Futures Contracts# $ (332) $ – $ – $ (332)
Total Liabilities $ (332) $ – $ – $ (332)
Total $ 321,469,650 $ – $ – $ 321,469,650
iShares Fixed Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 63,070,203 $ – $ – $ 63,070,203
Repurchase Agreement – 10,563,812 – 10,563,812
Total $ 63,070,203 $ 10,563,812 $ – $ 73,634,015

Fund of Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 25
For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report. BlackRock Managed Global Allocation's Underlying Fund's most recent annual or semiannual report can be found at www.blackrock.com. iShares ETF Underlying Funds’ most recent annual or semiannual report to shareholders can be found at www.ishares.com. Managed American Asset Allocation's and Managed American Growth-Income's Underlying
Funds' most recent annual or semiannual report can be found at www.americanfunds.com.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2024, the Funds did not have overdrawn balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
iShares Global Equity
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 81,656,269 $ – $ – $ 81,656,269
Repurchase Agreements – 13,115,285 – 13,115,285
Total $ 81,656,269 $ 13,115,285 $ – $ 94,771,554
Managed American Asset Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 1,537,812 $ – $ – $ 1,537,812
Investment Companies 2,630,956,376 – – 2,630,956,376
Total $ 2,632,494,188 $ – $ – $ 2,632,494,188
Managed American Growth-Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 129,603 $ – $ – $ 129,603
Investment Company 703,080,156 – – 703,080,156
Total $ 703,209,759 $ – $ – $ 703,209,759
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

26 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fund of Funds
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2024:
BlackRock Managed Global Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 241,717
Total $ 241,717
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (332)
Total $ (332)
Managed American Asset Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,537,812
Total $ 1,537,812
Managed American Growth-Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 129,603
Total $ 129,603
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.

Fund of Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 27
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2024:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of June 30, 2024, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
BlackRock Managed Global Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 2,607,980
Total $ 2,607,980
Managed American Asset Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 40,568,014
Total $ 40,568,014
Managed American Growth-Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 5,272,205
Total $ 5,272,205
BlackRock Managed Global Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,262,963)
Total $ (1,262,963)
Managed American Asset Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (11,715,801)
Total $ (11,715,801)
Managed American Growth-Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,172,567)
Total $ (1,172,567)
BlackRock Managed Global Allocation
Futures Contracts:
Average Notional Balance Long $ 43,276,174
Managed American Asset Allocation
Futures Contracts:
Average Notional Balance Long $ 373,209,070
Managed American Growth-Income
Futures Contracts:
Average Notional Balance Long $ 40,136,043

28 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fund of Funds
(d) Securities Lending
During the six months ended June 30, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the six months ended June 30, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
iShares Fixed Income $ 10,563,812
iShares Global Equity 13,115,285

Fund of Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 29
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2024, the joint repos on a gross basis were as follows:
Bank of America NA, 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $89,039,383, collateralized by U.S. Government
Agency Securities, 3.50%, maturing 3/1/2042 - 7/1/2046; total market value $90,780,000.
BofA Securities, Inc., 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $35,015,488, collateralized by U.S. Government
Agency Securities, ranging from 1.50% - 6.34%, maturing 3/25/2028 - 10/20/2065; total market value $35,700,001.
Cantor Fitzgerald & Co., 5.38%, dated 6/28/2024, due 7/1/2024, repurchase price $145,065,008, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 8.50%, maturing 6/1/2026 - 5/20/2074; total market value $147,900,000.
Cantor Fitzgerald & Co., 5.38%, dated 6/28/2024, due 7/1/2024, repurchase price $189,624,761, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 7.21%, maturing 3/26/2027 - 12/20/2073; total market value
$193,330,580.
Pershing LLC, 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $211,093,719, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 8.79%, maturing 7/9/2024 - 5/20/2074; total market value $215,220,000.
iShares Fixed Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 10,563,812 $ – $ 10,563,812 $ (10,563,812) $ –
Total $ 10,563,812 $ – $ 10,563,812 $ (10,563,812) $ –

30 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fund of Funds
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
iShares Global Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
BofA Securities, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Cantor Fitzgerald &
Co. 5,000,000 – 5,000,000 (5,000,000) –
Cantor Fitzgerald &
Co. 4,115,285 – 4,115,285 (4,115,285) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 13,115,285 $ – $ 13,115,285 $ (13,115,285) $ –
* As of June 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fund of Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 31
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until the earlier of April 30, 2025 or the Funds cease to operate as a “fund-of-funds”.
During the six months ended June 30, 2024, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
BlackRock Managed Global Allocation Nationwide Asset Management, LLC (“NWAM”) (a)
iShares Fixed Income BlackRock Investment Management, LLC ("BlackRock")
iShares Global Equity BlackRock
Managed American Asset Allocation NWAM (a)
Managed American Growth-Income NWAM (a)
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
BlackRock Managed Global Allocation All assets 0.74%
iShares Fixed Income All assets 0.11%
iShares Global Equity All assets 0.11%
Managed American Asset Allocation Up to $2 billion 0.15%
$2 billion and more 0.14%
Managed American Growth-Income Up to $500 million 0.15%
$500 million and more 0.14%
Fund
Advisory Fee
Waiver
(annual rate)
BlackRock Managed Global Allocation 0.59%
Fund Amount
BlackRock Managed Global Allocation $ 1,007,236

32 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fund of Funds
For the six months ended June 30, 2024, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
1
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $87,256 during the six months ended June 30, 2024.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, but including acquired fund fees and expenses) from exceeding the amounts listed in the following table until April 30, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
BlackRock Managed Global Allocation 0.74% 0.15% 0.15%
iShares Fixed Income 0.11 N/A 0.02
iShares Global Equity 0.11 N/A 0.04
Managed American Asset Allocation 0.15 N/A 0.15
Managed American Growth-Income 0.15 N/A 0.15
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
iShares Fixed Income All Classes 0.17%
iShares Global Equity All Classes 0.17
Managed American Asset Allocation All Classes 0.23
Managed American Growth-Income Class II 0.22
Fund Classes
Amount
(annual rate)
BlackRock Managed Global Allocation Class II 1.19%
Fund Classes
Amount
(annual rate)
Managed American Asset Allocation Class II 1.11%

Fund of Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 33
to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
A
During the six months ended June 30, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2024, NFM earned an aggregate of $552,063 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2024, the Funds' aggregate portion of such costs amounted to $8,502.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II shares of each Fund. Class Y shares do not pay a distribution fee.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2025:
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Six Months Ended
June 30, 2024
Amount Total
BlackRock Managed Global
Allocation $ — $ — $ — $ — $ —
iShares Fixed Income 50,899 60,706 57,222 26,645 195,472
iShares Global Equity 50,378 59,033 56,338 24,879 190,628
Managed American Asset Allocation — — — — —
Managed American Growth-Income — — — — —
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Distribution
Fee Waiver
(Annual Rate)
BlackRock Managed Global Allocation 0.25%

34 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fund of Funds
During the six months ended June 30, 2024, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of each Fund.
For the six months ended June 30, 2024, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2024, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the six months ended June 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2024, none of the Funds engaged in interfund lending.
Fund Amount
BlackRock Managed Global Allocation $ 426,795
Fund Class II
BlackRock Managed Global Allocation 0.25%
iShares Fixed Income 0.25
iShares Global Equity 0.25
Managed American Asset Allocation 0.25
Managed American Growth-Income 0.25
Fund Amount
BlackRock Managed Global Allocation $ 426,795
iShares Fixed Income 66,673
iShares Global Equity 83,907
Managed American Asset Allocation 3,525,948
Managed American Growth-Income 931,283

Fund of Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 35
5. Investment Transactions
For the six months ended June 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the iShares Fixed Income and iShares Global Equity invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.
In addition, information about the risks of an investment in each Underlying Fund may be found in such Underlying Fund’s annual or semiannual report to shareholders, which is available at www.ishares.com for iShares Fixed Income and iShares Global Equity
or at the SEC's website at www.sec.gov. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such Underlying Fund’s annual or semiannual report to shareholders.
BlackRock Managed Global Allocation, Managed American Asset Allocation and Managed American Growth-Income each concentrates its investments primarily in a single Underlying Fund. Therefore, each Fund has the same principal risks as the
Underlying Fund. Information about each Underlying Fund’s risks may be found in such Underlying Fund’s annual or semiannual report to shareholders which can be found at www.blackrock.com for BlackRock Managed Global Allocation and www.
americanfunds.com for Managed American Asset Allocation and Managed American Growth-Income or at the SEC's website at
www.sec.gov. The relative concentration in each Underlying Fund also may affect the direct performance of each Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Purchases
*
Sales
BlackRock Managed Global Allocation $ 2,284,359 $ 23,947,154
iShares Fixed Income 9,914,870 588,092
iShares Global Equity 8,160,435 4,242,969
Managed American Asset Allocation 107,817,728 255,559,969
Managed American Growth-Income 39,744,378 89,771,554
* Purchases include reinvestments of income and realized gain distributions, as applicable.

36 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fund of Funds
9. Federal Tax Information
As of June 30, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
10. Subsequent Events
The Trusts’ credit agreement has been renewed through July 2, 2025. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2024 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
BlackRock Managed Global Allocation $ 303,590,506 $ 17,879,476 $ (332) $ 17,879,144
iShares Fixed Income 81,190,070 – (7,556,055) (7,556,055)
iShares Global Equity 80,361,498 14,410,056 – 14,410,056
Managed American Asset Allocation 2,744,980,099 11,964,595 (124,450,506) (112,485,911)
Managed American Growth-Income 525,048,204 178,161,555 – 178,161,555

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-FOF (8-24)

Semiannual Report
June 30, 2024 (Unaudited)
Nationwide Variable Insurance Trust
1940 Act Funds
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Fund
(formerly, NVIT GS Large Cap Equity Insights Fund)
NVIT GS Small Cap Equity Insights Fund
NVIT U.S. 130/30 Equity Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2024 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 44
Statements of Operations 48
Statements of Changes in Net Assets 50
Financial Highlights 54
Notes to Financial Statements 59

2 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks 99 .5%
Shares Value ($)
BRAZIL 4 .7%
Aerospace & Defense 0 .1%
Embraer SA, ADR * 27,625 712,725
Banks 2 .3%
Banco Bradesco SA, ADR 309,300 692,832
Banco do Brasil SA 93,200 445,318
Banco Santander Brasil SA, ADR
(a) 50,400 248,976
Itau Unibanco Holding SA
(Preference) 2,037,500 11,812,914
Itausa SA (Preference) 2,751,800 4,834,024
18,034,064
Electric Utilities 0 .1%
CPFL Energia SA 91,000 532,804
Electrical Equipment 0 .2%
WEG SA 184,400 1,391,717
Insurance 0 .1%
BB Seguridade Participacoes SA 176,400 1,039,132
Machinery 0 .0%
†
Randon SA,  (Preference) 126,700 247,503
Metals & Mining 0 .6%
Metalurgica Gerdau SA
(Preference) 196,400 374,172
Vale SA, Class B, ADR 374,133 4,179,066
4,553,238
Oil, Gas & Consumable Fuels 1 .3%
Petroleo Brasileiro SA, ADR 273,716 3,966,145
Petroleo Brasileiro SA (Preference) 891,400 6,067,471
10,033,616
Specialty Retail 0 .0%
†
Lojas Renner SA 139,700 311,883
36,856,682
CHILE 0 .4%
Banks 0 .2%
Banco de Chile 13,372,466 1,492,208
Independent Power and Renewable Electricity Producers
0 .0%
†
Colbun SA 2,115,690 273,811
Marine Transportation 0 .2%
Cia Sud Americana de Vapores SA 18,967,552 1,204,507
2,970,526
CHINA 25 .6%
Automobiles 0 .9%
BYD Co. Ltd., Class A 41,800 1,436,032
Dongfeng Motor Group Co. Ltd.,
Class H * 330,000 93,960
Geely Automobile Holdings Ltd. 2,695,000 3,031,666
Li Auto, Inc., Class A * 250,500 2,236,750
6,798,408
Banks 0 .5%
China CITIC Bank Corp. Ltd.,
Class H * 4,357,000 2,791,310
China Construction Bank Corp.,
Class H 905,000 668,397
Industrial & Commercial Bank of
China Ltd., Class H 1,031,000 612,400
4,072,107
Common Stocks
Shares Value ($)
CHINA
Beverages 0 .5%
Eastroc Beverage Group Co. Ltd.,
Class A 51,960 1,540,113
Nongfu Spring Co. Ltd., Class H
Reg. S (b) 507,000 2,404,468
3,944,581
Broadline Retail 5 .0%
Alibaba Group Holding Ltd. 1,737,700 15,622,074
JD.com, Inc., Class A 496,845 6,418,980
PDD Holdings, Inc., ADR * 94,880 12,614,296
Vipshop Holdings Ltd., ADR 237,183 3,088,123
37,743,473
Building Products 0 .1%
China Lesso Group Holdings Ltd. 1,440,000 574,461
Capital Markets 0 .1%
China Cinda Asset Management
Co. Ltd., Class H (a) 6,217,000 517,466
Construction & Engineering 0 .3%
China Communications Services
Corp. Ltd., Class H 1,478,000 796,638
Shanghai Construction Group Co.
Ltd., Class A 3,233,200 956,824
Sinopec Engineering Group Co.
Ltd., Class H 1,313,000 907,782
2,661,244
Diversified Consumer Services 0 .2%
New Oriental Education &
Technology Group, Inc. * 176,400 1,363,171
Electrical Equipment 0 .3%
Contemporary Amperex
Technology Co. Ltd., Class A 37,820 934,247
Goldwind Science & Technology
Co. Ltd., Class A 1,300,500 1,203,717
Zhejiang Chint Electrics Co. Ltd.,
Class A 213,200 559,263
2,697,227
Electronic Equipment, Instruments & Components 0 .1%
Eoptolink Technology, Inc. Ltd.,
Class A * 21,800 317,646
WUS Printed Circuit Kunshan Co.
Ltd., Class A 102,700 511,350
828,996
Energy Equipment & Services 0 .0%
†
Offshore Oil Engineering Co. Ltd.,
Class A 328,200 266,960
Entertainment 0 .9%
NetEase, Inc. 372,900 7,119,482
Food Products 0 .2%
Uni-President China Holdings Ltd. 1,459,000 1,330,481
Gas Utilities 0 .5%
China Gas Holdings Ltd. 2,452,800 2,193,715
Kunlun Energy Co. Ltd. 1,398,000 1,446,167
3,639,882
Health Care Providers & Services 0 .1%
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H (a) 164,000 433,090
Hotels, Restaurants & Leisure 1 .3%
H World Group Ltd. (a) 67,500 224,703

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2024 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
CHINA
Hotels, Restaurants & Leisure
Meituan, Class B Reg. S *(b) 567,460 8,039,708
Tongcheng Travel Holdings Ltd.
Reg. S 390,400 776,729
Trip.com Group Ltd. * 25,800 1,221,635
10,262,775
Independent Power and Renewable Electricity Producers 2 .1%
Beijing Jingneng Clean Energy Co.
Ltd., Class H 730,000 173,948
China Resources Power Holdings
Co. Ltd. 828,000 2,540,401
China Yangtze Power Co. Ltd.,
Class A 1,785,700 7,109,962
GD Power Development Co. Ltd.,
Class A 594,300 490,070
SDIC Power Holdings Co. Ltd.,
Class A 1,316,900 3,306,095
Shenergy Co. Ltd., Class A 1,109,700 1,348,830
Shenzhen Energy Group Co. Ltd.,
Class A 1,651,400 1,658,126
16,627,432
Industrial Conglomerates 0 .1%
CITIC Ltd. 542,000 491,629
Insurance 0 .6%
China Pacific Insurance Group Co.
Ltd., Class H 537,000 1,309,579
China Taiping Insurance Holdings
Co. Ltd. 1,194,800 1,219,990
People's Insurance Co. Group of
China Ltd. (The), Class H * 6,087,000 2,088,080
4,617,649
Interactive Media & Services 4 .6%
Kanzhun Ltd., ADR 76,600 1,440,846
Kuaishou Technology Reg. S *(b) 239,800 1,415,877
Tencent Holdings Ltd. 684,300 32,477,547
35,334,270
Machinery 0 .8%
Sinotruk Hong Kong Ltd. 645,500 1,674,395
Weichai Power Co. Ltd., Class H 1,518,000 2,893,645
Yutong Bus Co. Ltd., Class A 335,355 1,191,868
Zhuzhou CRRC Times Electric Co.
Ltd., Class H * 104,700 412,812
6,172,720
Marine Transportation 0 .0%
†
COSCO SHIPPING Holdings Co.
Ltd., Class H 105,500 184,476
Metals & Mining 2 .4%
China Hongqiao Group Ltd. 931,500 1,409,512
China Nonferrous Mining Corp.
Ltd. * 468,000 406,294
CMOC Group Ltd., Class A 184,000 214,502
CMOC Group Ltd., Class H 1,449,000 1,320,314
GEM Co. Ltd., Class A 294,500 258,487
Jiangxi Copper Co. Ltd., Class A 186,300 605,053
Shandong Nanshan Aluminum Co.
Ltd., Class A 1,450,900 760,099
Shougang Fushan Resources
Group Ltd. 2,618,000 1,072,659
Western Mining Co. Ltd., Class A 762,700 1,877,395
Yintai Gold Co. Ltd., Class A 218,700 487,991
Zhongjin Gold Corp. Ltd., Class A 1,497,300 3,019,761
Common Stocks
Shares Value ($)
CHINA
Metals & Mining
Zijin Mining Group Co. Ltd., Class
A 1,002,700 2,404,020
Zijin Mining Group Co. Ltd., Class
H (a) 2,282,000 4,776,565
18,612,652
Oil, Gas & Consumable Fuels 0 .1%
COSCO SHIPPING Energy
Transportation Co. Ltd., Class A 167,300 359,621
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (a) 354,000 459,763
819,384
Pharmaceuticals 0 .3%
CSPC Pharmaceutical Group Ltd. 1,728,000 1,368,703
Livzon Pharmaceutical Group,
Inc., Class H 52,800 173,785
Sichuan Kelun Pharmaceutical Co.
Ltd., Class A 183,482 766,684
2,309,172
Real Estate Management & Development 1 .3%
China Overseas Land &
Investment Ltd. 887,000 1,536,466
China Resources Land Ltd. 1,739,000 5,906,658
Longfor Group Holdings Ltd. Reg.
S (a)(b) 239,500 328,319
Youngor Fashion Co. Ltd., Class A 2,660,700 2,606,234
10,377,677
Semiconductors & Semiconductor Equipment 0 .1%
Shenzhen Goodix Technology Co.
Ltd., Class A 33,500 316,430
Tianshui Huatian Technology Co.
Ltd., Class A 403,400 453,031
Xinyi Solar Holdings Ltd. 616,000 308,408
1,077,869
Specialty Retail 0 .1%
Topsports International Holdings
Ltd. Reg. S (b) 2,050,000 1,088,772
Technology Hardware, Storage & Peripherals 1 .2%
Lenovo Group Ltd. 3,742,000 5,277,680
Xiaomi Corp., Class B Reg. S *(b) 1,933,200 4,068,568
9,346,248
Textiles, Apparel & Luxury Goods 0 .6%
Bosideng International Holdings
Ltd. 4,012,000 2,499,020
Shenzhou International Group
Holdings Ltd. 162,700 1,592,005
Xtep International Holdings Ltd. 535,000 328,184
4,419,209
Transportation Infrastructure 0 .3%
Anhui Expressway Co. Ltd., Class
H 80,000 95,796
Jiangsu Expressway Co. Ltd.,
Class H * 374,000 398,881
Shanghai International Port Group
Co. Ltd., Class A 2,495,400 1,984,176
2,478,853
198,211,816
GREECE 0 .1%
Marine Transportation 0 .1%
Star Bulk Carriers Corp. (a) 36,700 894,746

4 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
HONG KONG 0 .3%
Pharmaceuticals 0 .3%
Sino Biopharmaceutical Ltd. 4,337,000 1,481,618
United Laboratories International
Holdings Ltd. (The) 912,000 963,896
2,445,514
HUNGARY 0 .1%
Banks 0 .1%
OTP Bank Nyrt. 18,916 937,864
INDIA 18 .7%
Aerospace & Defense 1 .1%
Bharat Electronics Ltd. 1,375,343 5,015,693
Data Patterns India Ltd. 8,639 309,573
Hindustan Aeronautics Ltd. Reg. S 54,303 3,409,590
8,734,856
Automobile Components 0 .3%
Bharat Forge Ltd. 23,359 466,207
Ceat Ltd. * 22,866 774,156
JK Tyre & Industries Ltd. 34,614 176,940
MRF Ltd. 423 655,606
2,072,909
Automobiles 0 .4%
Tata Motors Ltd. 7,356 86,975
Tata Motors Ltd., Class A 404,661 3,218,206
3,305,181
Banks 3 .7%
Axis Bank Ltd. 239,380 3,627,228
Bank of Baroda 1,468,324 4,843,235
Equitas Small Finance Bank Ltd.
Reg. S (b) 321,220 372,570
Federal Bank Ltd. 660,291 1,401,208
ICICI Bank Ltd., ADR 439,397 12,659,027
IDBI Bank Ltd. 384,034 385,547
Indian Bank 93,263 608,148
State Bank of India 411,263 4,166,718
28,063,681
Beverages 0 .1%
Varun Beverages Ltd. 45,624 887,685
Capital Markets 0 .3%
Central Depository Services India
Ltd. Reg. S 9,911 282,709
IDFC Ltd. * 39,941 58,381
JM Financial Ltd. 400,006 419,361
Motilal Oswal Financial Services
Ltd. 158,092 1,157,928
Tata Investment Corp. Ltd. 2,187 169,621
2,088,000
Chemicals 0 .3%
Solar Industries India Ltd. * 12,903 1,544,606
Supreme Industries Ltd. 7,059 502,253
2,046,859
Construction & Engineering 0 .8%
Ashoka Buildcon Ltd. * 113,876 303,778
ITD Cementation India Ltd. 249,696 1,569,256
KNR Constructions Ltd. 128,778 535,319
Larsen & Toubro Ltd. 30,561 1,294,830
NCC Ltd. 555,619 2,094,572
Rail Vikas Nigam Ltd. Reg. S 106,449 526,550
6,324,305
Construction Materials 0 .5%
JK Lakshmi Cement Ltd. 26,615 281,405
Shree Cement Ltd. 3,880 1,297,556
Common Stocks
Shares Value ($)
INDIA
Construction Materials
UltraTech Cement Ltd. 18,732 2,612,428
4,191,389
Electric Utilities 0 .4%
Power Grid Corp. of India Ltd. 450,629 1,778,595
Tata Power Co. Ltd. (The) * 103,663 544,354
Torrent Power Ltd. 32,014 571,531
2,894,480
Electrical Equipment 1 .7%
ABB India Ltd. 78,170 7,932,790
Finolex Cables Ltd. 25,890 482,863
Havells India Ltd. 138,260 3,015,972
Polycab India Ltd. * 11,241 905,639
Triveni Turbine Ltd. 87,172 644,460
12,981,724
Financial Services 0 .8%
Power Finance Corp. Ltd. 778,955 4,518,511
REC Ltd. 311,029 1,956,402
6,474,913
Food Products 0 .2%
Nestle India Ltd. 56,504 1,723,931
Gas Utilities 0 .2%
Mahanagar Gas Ltd. Reg. S 63,451 1,211,891
Health Care Providers & Services 0 .1%
Max Healthcare Institute Ltd. 20,365 229,000
Narayana Hrudayalaya Ltd. Reg. S 36,494 526,887
755,887
Household Durables 0 .2%
Crompton Greaves Consumer
Electricals Ltd. 91,681 443,933
Dixon Technologies India Ltd. Reg.
S 8,987 1,283,374
1,727,307
Independent Power and Renewable Electricity Producers 0 .9%
Adani Power Ltd. * 24,448 208,798
Jaiprakash Power Ventures Ltd. * 3,230,805 755,379
JSW Energy Ltd. 53,506 469,785
NTPC Ltd. 840,450 3,790,465
PTC India Ltd. 610,616 1,496,128
RattanIndia Power Ltd. * 1,105,204 234,475
6,955,030
Industrial Conglomerates 0 .2%
Siemens Ltd. 15,633 1,439,329
Insurance 0 .0%
†
ICICI Lombard General Insurance
Co. Ltd. Reg. S (b) 14,892 319,230
IT Services 0 .8%
Tata Consultancy Services Ltd. 139,129 6,494,006
Machinery 0 .7%
Action Construction Equipment
Ltd. 23,575 417,484
Cochin Shipyard Ltd. Reg. S (b) 31,628 834,811
Cummins India Ltd. 67,087 3,181,087
Force Motors Ltd. 4,135 442,002
Jamna Auto Industries Ltd. 556,752 820,716
5,696,100
Metals & Mining 0 .9%
Godawari Power and Ispat Ltd. 52,093 660,451
Hindalco Industries Ltd. 464,365 3,852,671
Hindustan Zinc Ltd. 233,395 1,866,704

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2024 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
INDIA
Metals & Mining
Jindal Stainless Ltd. 38,685 380,137
JSW Steel Ltd. 17,245 192,077
Welspun Corp. Ltd. 29,713 195,085
7,147,125
Oil, Gas & Consumable Fuels 1 .3%
Bharat Petroleum Corp. Ltd. 721,256 2,611,875
Great Eastern Shipping Co. Ltd.
(The) 87,313 1,277,620
Oil & Natural Gas Corp. Ltd. 358,387 1,173,103
Petronet LNG Ltd. 877,735 3,465,389
Reliance Industries Ltd. 42,228 1,580,796
10,108,783
Pharmaceuticals 2 .7%
Ajanta Pharma Ltd. 80,227 2,199,821
Alkem Laboratories Ltd. 9,823 586,435
Cipla Ltd. 180,366 3,195,006
Dr Reddy's Laboratories Ltd., ADR
(a) 36,645 2,791,983
Eris Lifesciences Ltd. Reg. S *(b) 18,935 231,666
JB Chemicals & Pharmaceuticals
Ltd. 15,985 335,272
Lupin Ltd. 174,570 3,392,178
Torrent Pharmaceuticals Ltd. 116,743 3,897,789
Zydus Lifesciences Ltd. 295,982 3,795,360
20,425,510
Trading Companies & Distributors 0 .0%
†
IndiaMart InterMesh Ltd. Reg. S
(b) 9,450 303,469
Transportation Infrastructure 0 .1%
Gujarat Pipavav Port Ltd. 302,165 754,451
145,128,031
INDONESIA 1 .9%
Banks 1 .6%
Bank Central Asia Tbk. PT 6,785,400 4,093,422
Bank CIMB Niaga Tbk. PT 4,735,500 508,938
Bank Mandiri Persero Tbk. PT 14,063,500 5,251,847
Bank Rakyat Indonesia Persero
Tbk. PT 5,846,000 1,630,909
11,485,116
Diversified Telecommunication Services 0 .1%
Telkom Indonesia Persero Tbk. PT 3,340,900 633,975
Gas Utilities 0 .1%
Perusahaan Gas Negara Tbk. PT 8,399,700 787,324
Household Products 0 .0%
†
Unilever Indonesia Tbk. PT 1,637,100 301,660
Metals & Mining 0 .0%
†
Aneka Tambang Tbk. 1,495,900 113,908
Oil, Gas & Consumable Fuels 0 .1%
AKR Corporindo Tbk. PT 8,019,900 793,648
United Tractors Tbk. PT 263,600 353,761
1,147,409
14,469,392
LUXEMBOURG 0 .0%
†
Capital Markets 0 .0%
†
Reinet Investments SCA 5,546 139,790
Common Stocks
Shares Value ($)
MEXICO 2 .4%
Banks 0 .9%
Grupo Financiero Banorte SAB de
CV, Class O 652,033 5,080,832
Grupo Financiero Inbursa SAB de
CV, Class O * 653,700 1,553,230
6,634,062
Beverages 1 .1%
Arca Continental SAB de CV 255,702 2,507,543
Coca-Cola Femsa SAB de CV,
ADR 71,024 6,096,700
8,604,243
Food Products 0 .1%
Gruma SAB de CV, Class B 56,873 1,037,641
Household Products 0 .3%
Kimberly-Clark de Mexico SAB de
CV, Class A (a) 1,350,086 2,335,623
Transportation Infrastructure 0 .0%
†
Promotora y Operadora de
Infraestructura SAB de CV 16,202 149,896
18,761,465
PERU 0 .2%
Banks 0 .2%
Credicorp Ltd. 11,800 1,903,694
PHILIPPINES 0 .5%
Banks 0 .1%
Metropolitan Bank & Trust Co. 980,600 1,130,171
Independent Power and Renewable Electricity Producers 0 .1%
Aboitiz Power Corp. 1,634,500 944,110
Transportation Infrastructure 0 .3%
International Container Terminal
Services, Inc. 347,650 2,076,470
4,150,751
POLAND 1 .4%
Banks 0 .5%
Bank Polska Kasa Opieki SA 80,427 3,354,018
Powszechna Kasa Oszczednosci
Bank Polski SA 15,117 235,838
3,589,856
Insurance 0 .7%
Powszechny Zaklad Ubezpieczen
SA 438,829 5,597,884
Metals & Mining 0 .2%
Grupa Kety SA 4,846 1,074,890
KGHM Polska Miedz SA 21,589 800,840
1,875,730
11,063,470
QATAR 0 .4%
Banks 0 .3%
Commercial Bank PSQC (The) 147,797 174,151
Qatar Islamic Bank QPSC 233,707 1,194,491
Qatar National Bank QPSC 109,878 441,644
1,810,286
Metals & Mining 0 .1%
Qatar Aluminum Manufacturing
Co. 1,414,755 519,702
Multi-Utilities 0 .0%
†
Qatar Electricity & Water Co. QSC 77,143 331,704

6 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
QATAR
Oil, Gas & Consumable Fuels 0 .0%
†
Qatar Gas Transport Co. Ltd. 116,500 149,903
2,811,595
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC *^∞ 819,980 0
VTB Bank PJSC *^∞ 548,744,000 0
0
Chemicals 0 .0%
†
PhosAgro PJSC, GDR Reg. S *^∞ 7,548 0
0
SAUDI ARABIA 3 .6%
Banks 2 .5%
Al Rajhi Bank 124,792 2,716,642
Alinma Bank 525,285 4,367,333
Arab National Bank 586,397 3,165,002
Banque Saudi Fransi 158,814 1,509,439
Riyad Bank 390,764 2,712,690
Saudi Awwal Bank 267,638 2,755,269
Saudi Investment Bank (The) 60,395 206,669
Saudi National Bank (The) 130,365 1,282,248
18,715,292
Building Products 0 .0%
†
Bawan Co. 14,379 168,414
Construction Materials 0 .0%
†
Saudi Cement Co. 10,808 129,605
Food Products 0 .2%
Almarai Co. JSC 50,731 767,017
Saudia Dairy & Foodstuff Co. 11,006 1,027,803
1,794,820
Health Care Providers & Services 0 .3%
Al Hammadi Holding 69,501 861,994
Mouwasat Medical Services Co. 7,398 239,008
National Medical Care Co. 17,455 1,009,844
Saudi Chemical Co. Holding 189,282 568,710
2,679,556
Insurance 0 .2%
Bupa Arabia for Cooperative
Insurance Co. 19,452 1,331,890
Co. for Cooperative Insurance
(The) 2,799 108,387
1,440,277
Metals & Mining 0 .3%
Saudi Arabian Mining Co. * 202,487 2,322,783
Transportation Infrastructure 0 .1%
Sustained Infrastructure Holding
Co. 66,796 662,631
27,913,378
SOUTH AFRICA 2 .6%
Broadline Retail 0 .7%
Naspers Ltd., Class N 26,238 5,114,086
Capital Markets 0 .2%
Investec Ltd. 257,514 1,873,807
Financial Services 1 .6%
FirstRand Ltd. 2,823,622 11,896,248
Health Care Providers & Services 0 .0%
†
Netcare Ltd. 511,266 355,839
Common Stocks
Shares Value ($)
SOUTH AFRICA
Industrial Conglomerates 0 .0%
†
Reunert Ltd. 70,141 270,240
Insurance 0 .1%
Old Mutual Ltd. 962,411 652,797
Metals & Mining 0 .0%
†
Gold Fields Ltd., ADR 15,902 236,940
20,399,957
SOUTH KOREA 12 .8%
Aerospace & Defense 0 .3%
Korea Aerospace Industries Ltd. 37,537 1,443,626
LIG Nex1 Co. Ltd. 6,741 1,077,672
2,521,298
Air Freight & Logistics 0 .1%
Hyundai Glovis Co. Ltd. 7,099 1,124,225
Automobile Components 0 .1%
Hankook Tire & Technology Co.
Ltd. 33,933 1,113,006
Banks 1 .1%
Hana Financial Group, Inc. 46,833 2,053,103
Industrial Bank of Korea 46,319 470,546
JB Financial Group Co. Ltd. 185,417 1,967,703
KB Financial Group, Inc. 42,049 2,384,382
Shinhan Financial Group Co. Ltd. 55,160 1,916,412
8,792,146
Capital Markets 0 .3%
Korea Investment Holdings Co.
Ltd. 19,472 984,410
Samsung Securities Co. Ltd. 35,364 1,018,093
2,002,503
Chemicals 0 .1%
LG Chem Ltd. 3,600 900,017
Construction & Engineering 0 .2%
GS Engineering & Construction
Corp. * 14,789 161,261
HDC Hyundai Development Co-
Engineering & Construction,
Class E 18,309 241,752
Hyundai Engineering &
Construction Co. Ltd. 38,573 895,612
1,298,625
Electrical Equipment 0 .4%
Doosan Enerbility Co. Ltd. * 40,190 583,850
HD Hyundai Electric Co. Ltd. 7,835 1,771,591
Korea Electric Terminal Co. Ltd. 1,869 93,289
LS Electric Co. Ltd. 2,246 360,916
2,809,646
Entertainment 0 .0%
†
Krafton, Inc. * 1,238 252,580
Financial Services 0 .3%
Meritz Financial Group, Inc. 42,133 2,417,647
Industrial Conglomerates 0 .1%
GS Holdings Corp. 27,765 943,239
Insurance 1 .8%
DB Insurance Co. Ltd. 49,970 4,153,278
Hyundai Marine & Fire Insurance
Co. Ltd. 35,351 887,419
Korean Reinsurance Co. 42,042 243,717

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2024 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
SOUTH KOREA
Insurance
Samsung Fire & Marine Insurance
Co. Ltd. 22,367 6,309,403
Samsung Fire & Marine Insurance
Co. Ltd. (Preference) 2,328 470,009
Samsung Life Insurance Co. Ltd. 14,503 926,751
12,990,577
Interactive Media & Services 0 .6%
NAVER Corp. 39,883 4,832,212
Machinery 0 .7%
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. * 50,027 5,764,263
Metals & Mining 0 .1%
Korea Zinc Co. Ltd. 993 371,043
Poongsan Corp. 4,410 202,139
573,182
Pharmaceuticals 0 .0%
†
Chong Kun Dang Pharmaceutical
Corp. 3,434 244,019
Semiconductors & Semiconductor Equipment 1 .0%
Advanced Process Systems Corp. 22,613 420,630
HAESUNG DS Co. Ltd. 11,592 382,077
Innox Advanced Materials Co. Ltd. 27,064 803,345
LX Semicon Co. Ltd. 6,266 368,618
PSK, Inc. 12,494 328,764
SFA Semicon Co. Ltd. * 69,163 274,911
SK Hynix, Inc. 29,217 4,954,910
Worldex Industry & Trading Co.
Ltd. 38,141 628,059
8,161,314
Technology Hardware, Storage & Peripherals 5 .6%
Samsung Electronics Co. Ltd. 664,281 39,037,000
Samsung Electronics Co. Ltd.
(Preference) 89,407 4,105,771
43,142,771
99,883,270
TAIWAN 20 .0%
Banks 1 .4%
CTBC Financial Holding Co. Ltd. 8,569,000 9,994,375
E.Sun Financial Holding Co. Ltd. 840,000 739,858
10,734,233
Construction & Engineering 0 .1%
Run Long Construction Co. Ltd. 219,000 759,032
Electronic Equipment, Instruments & Components 1 .4%
Delta Electronics, Inc. 181,000 2,150,177
Dynapack International Technology
Corp. 83,000 253,725
Genius Electronic Optical Co. Ltd. 16,000 324,738
Hon Hai Precision Industry Co.
Ltd. 965,000 6,325,751
Sinbon Electronics Co. Ltd. 71,000 637,594
Syncmold Enterprise Corp. 119,000 395,669
Test Research, Inc. 136,000 714,571
10,802,225
Insurance 0 .4%
Cathay Financial Holding Co. Ltd.
* 1,033,000 1,879,287
Fubon Financial Holding Co. Ltd. 623,000 1,525,433
3,404,720
Common Stocks
Shares Value ($)
TAIWAN
Marine Transportation 0 .0%
†
U-Ming Marine Transport Corp. 171,000 294,051
Real Estate Management & Development 0 .3%
Advancetek Enterprise Co. Ltd. 196,000 373,660
Chong Hong Construction Co. Ltd. 136,000 458,509
Da-Li Development Co. Ltd. 396,000 725,330
Ruentex Development Co. Ltd. * 579,000 779,161
2,336,660
Semiconductors & Semiconductor Equipment 13 .9%
AMPOC Far-East Co. Ltd. 58,000 169,690
Ardentec Corp. 239,000 503,363
Chang Wah Technology Co. Ltd. 326,000 389,094
Everlight Electronics Co. Ltd. 383,000 899,155
FocalTech Systems Co. Ltd. * 38,000 100,715
Foxsemicon Integrated
Technology, Inc. 25,000 236,359
Genesys Logic, Inc. 145,000 447,141
Global Mixed Mode Technology,
Inc. 167,000 1,566,971
Global Unichip Corp. 11,000 540,004
Integrated Service Technology, Inc. 85,000 403,143
ITE Technology, Inc. * 426,000 2,230,505
Keystone Microtech Corp. 37,000 471,860
King Yuan Electronics Co. Ltd. 516,000 1,881,626
MediaTek, Inc. 301,000 12,867,835
MPI Corp. 66,000 1,077,191
Pixart Imaging, Inc. 136,000 708,594
Powertech Technology, Inc. 421,000 2,427,703
Radiant Opto-Electronics Corp. 198,000 1,153,789
ShunSin Technology Holding Ltd. 30,000 253,743
Sigurd Microelectronics Corp. 100,000 235,550
Sunplus Technology Co. Ltd. 381,000 423,544
Taiwan Semiconductor
Manufacturing Co. Ltd. 2,573,000 76,524,901
Topco Scientific Co. Ltd. 65,000 549,390
Ultra Chip, Inc. 143,000 419,593
Visual Photonics Epitaxy Co. Ltd. 102,000 516,812
106,998,271
Technology Hardware, Storage & Peripherals 2 .5%
Advantech Co. Ltd. 197,087 2,241,631
Asia Vital Components Co. Ltd. 16,000 380,203
ASROCK, Inc. 12,000 84,214
Asustek Computer, Inc. 22,000 336,366
Catcher Technology Co. Ltd. 66,000 471,101
Chenbro Micom Co. Ltd. 56,000 515,837
Chicony Electronics Co. Ltd. 355,000 1,864,167
Compal Electronics, Inc. 3,767,000 4,011,980
Darfon Electronics Corp. 212,000 448,730
Getac Holdings Corp. 101,000 353,888
Micro-Star International Co. Ltd. 72,000 393,247
Pegatron Corp. 651,000 2,088,944
Quanta Computer, Inc. 612,000 5,839,580
Wiwynn Corp. 8,000 646,062
19,675,950
155,005,142
THAILAND 1 .6%
Banks 0 .7%
Krung Thai Bank PCL 4,300,000 1,980,244
SCB X PCL 785,800 2,205,529
Thanachart Capital PCL 203,700 251,208

8 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
THAILAND
Banks
TMBThanachart Bank PCL 7,991,000 372,427
4,809,408
Beverages 0 .0%
†
Carabao Group PCL, Class F 145,700 263,049
Containers & Packaging 0 .0%
†
SCG Packaging PCL 398,600 364,713
Health Care Providers & Services 0 .3%
Bumrungrad Hospital PCL 356,700 2,400,842
Oil, Gas & Consumable Fuels 0 .4%
PTT Exploration & Production PCL 30,100 124,673
PTT PCL 3,591,000 3,180,259
3,304,932
Pharmaceuticals 0 .0%
†
Mega Lifesciences PCL 250,400 260,437
Real Estate Management & Development 0 .1%
Supalai PCL 816,300 400,446
Specialty Retail 0 .1%
Com7 PCL, Class F 2,003,500 1,016,331
12,820,158
TURKEY 0 .7%
Banks 0 .3%
Turkiye Is Bankasi A/S, Class C 4,853,587 2,354,023
Construction & Engineering 0 .1%
Enka Insaat ve Sanayi A/S 620,794 782,099
Gas Utilities 0 .0%
†
Aygaz A/S 45,085 248,298
Industrial Conglomerates 0 .3%
KOC Holding A/S 333,098 2,320,506
5,704,926
UNITED ARAB EMIRATES 1 .2%
Banks 1 .1%
Abu Dhabi Commercial Bank
PJSC 401,872 877,171
Abu Dhabi Islamic Bank PJSC 374,110 1,179,298
Dubai Islamic Bank PJSC 744,660 1,163,859
Emirates NBD Bank PJSC 964,105 4,325,387
7,545,715
Construction & Engineering 0 .0%
†
National Marine Dredging Co. 37,176 243,955
Industrial Conglomerates 0 .0%
†
Dubai Investments PJSC 184,966 106,340
Multi-Utilities 0 .1%
Dubai Electricity & Water Authority
PJSC 1,286,829 770,718
Real Estate Management & Development 0 .0%
†
Emaar Development PJSC 159,201 346,860
Specialty Retail 0 .0%
†
Abu Dhabi National Oil Co. for
Distribution PJSC 156,467 144,174
9,157,762
Common Stocks
Shares Value ($)
UNITED KINGDOM 0 .3%
Metals & Mining 0 .3%
Anglogold Ashanti plc 96,464 2,428,076
Total Common Stocks
(cost $685,731,759) 774,058,005
Repurchase Agreements 0 .6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024, due
7/1/2024, repurchase price
$3,396,371, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073; total
market value $3,462,746.(c)
(d) 3,394,849 3,394,849
Santander US Capital Markets,
5.33%, dated 6/28/2024, due
7/1/2024, repurchase price
$1,000,445, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.01% - 7.18%, maturing
8/25/2024 - 8/20/2071; total
market value $1,020,453.(c)
(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $4,394,849) 4,394,849
Total Investments
(cost $690,126,608) — 100.1% 778,452,854
Liabilities in excess of other assets — (0.1)% (541,874)
NET ASSETS — 100.0%
$ 777,910,980

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2024 (Unaudited) - Statement of Investments - 9
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June 30,
2024 was $4,783,283, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$4,394,849 and by $558,828 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 5.00%, and maturity dates ranging from 7/31/2024 –
11/15/2050, a total value of $4,953,677.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2024 was
$19,407,458 which represents 2.49% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $4,394,849.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks 98.1%
Shares Value ($)
AUSTRALIA 8.3%
Banks 2.0%
Commonwealth Bank of Australia 68,678 5,830,295
National Australia Bank Ltd. 325,800 7,866,113
Westpac Banking Corp. 47,423 860,574
14,556,982
Commercial Services & Supplies 0.2%
Brambles Ltd. 144,753 1,406,276
Financial Services 0.1%
AMP Ltd. 622,498 452,835
Challenger Ltd. 39,408 184,107
636,942
Health Care Equipment & Supplies 0.7%
Cochlear Ltd. 23,092 5,099,424
Health Care Providers & Services 0.0%
†
Regis Healthcare Ltd. 49,916 145,103
Hotels, Restaurants & Leisure 0.0%
†
Aristocrat Leisure Ltd. 7,607 251,519
Insurance 1.3%
Insurance Australia Group Ltd. 1,076,837 5,126,009
Suncorp Group Ltd. 392,855 4,559,461
9,685,470
Interactive Media & Services 0.1%
REA Group Ltd. 3,453 450,448
Metals & Mining 3.4%
BHP Group Ltd. 402,436 11,528,350
BlueScope Steel Ltd. 14,993 204,195
Deterra Royalties Ltd. 76,072 202,396
Fortescue Ltd. 173,033 2,471,956
Glencore plc 955,123 5,445,906
Northern Star Resources Ltd. 94,088 808,518
Rio Tinto Ltd. 34,260 2,718,843
Rio Tinto plc, ADR (a) 11,769 775,930
Westgold Resources Ltd. (a) 66,766 106,789
24,262,883
Office REITs 0.3%
Dexus 457,155 1,976,513
Retail REITs 0.2%
Scentre Group 581,103 1,209,918
Software 0.0%
†
WiseTech Global Ltd. 1,478 98,248
59,779,726
AUSTRIA 0.3%
Banks 0.3%
BAWAG Group AG Reg. S (b) 31,835 2,009,027
Raiffeisen Bank International AG 10,507 181,843
2,190,870
BELGIUM 0.2%
Banks 0.0%
†
KBC Ancora 4,206 195,208
Chemicals 0.2%
Umicore SA 42,903 643,727
Health Care Providers & Services 0.0%
†
Fagron 10,404 203,011
Metals & Mining 0.0%
†
Bekaert SA 2,413 100,991
1,142,937
Common Stocks
Shares Value ($)
BERMUDA 0.0%
†
Insurance 0.0%
†
Conduit Holdings Ltd. 22,596 141,173
CHINA 1.2%
Broadline Retail 0.3%
Prosus NV 63,461 2,248,119
Electronic Equipment, Instruments & Components 0.1%
AAC Technologies Holdings, Inc. 119,000 467,848
Machinery 0.5%
Yangzijiang Shipbuilding Holdings
Ltd. 1,756,000 3,179,519
Technology Hardware, Storage & Peripherals 0.3%
Lenovo Group Ltd. 1,690,000 2,383,559
8,279,045
DENMARK 5.2%
Banks 0.1%
Sydbank A/S 19,333 1,023,461
Biotechnology 0.7%
Genmab A/S * 21,436 5,375,697
Pharmaceuticals 4.0%
Novo Nordisk A/S, Class B 196,976 28,139,236
Textiles, Apparel & Luxury Goods 0.4%
Pandora A/S 21,096 3,169,274
37,707,668
FINLAND 0.4%
Machinery 0.4%
Cargotec OYJ, Class B 6,464 519,597
Kone OYJ, Class B 10,056 496,883
Konecranes OYJ 22,965 1,295,246
Wartsila OYJ Abp 24,830 477,817
2,789,543
FRANCE 7.0%
Aerospace & Defense 2.3%
Airbus SE 1,869 257,708
Dassault Aviation SA 16,654 3,017,873
Safran SA 39,968 8,408,695
Thales SA 26,670 4,285,448
15,969,724
Automobile Components 0.3%
Opmobility 28,759 277,910
Valeo SE 205,499 2,198,094
2,476,004
Chemicals 0.2%
Air Liquide SA 10,202 1,756,397
Construction & Engineering 0.7%
Eiffage SA 48,220 4,451,877
Electrical Equipment 1.4%
Legrand SA 88,571 8,826,384
Nexans SA 5,122 564,105
9,390,489
Food Products 0.5%
Danone SA 63,202 3,857,222
Health Care Equipment & Supplies 0.2%
EssilorLuxottica SA 7,253 1,556,262
Household Durables 0.1%
SEB SA 3,843 391,834

NVIT GS International Equity Insights Fund - June 30, 2024 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
FRANCE
Insurance 0.0%
†
Coface SA 17,589 244,371
Media 0.0%
†
JCDecaux SE * 15,427 302,044
Multi-Utilities 0.3%
Engie SA 140,183 1,996,621
Veolia Environnement SA 2,496 74,941
2,071,562
Office REITs 0.0%
†
Gecina SA 3,509 323,997
Oil, Gas & Consumable Fuels 0.1%
TotalEnergies SE 6,521 434,618
Pharmaceuticals 0.0%
†
Ipsen SA 2,836 347,119
Retail REITs 0.0%
†
Klepierre SA 7,002 187,622
Software 0.5%
Dassault Systemes SE 90,232 3,396,729
Textiles, Apparel & Luxury Goods 0.2%
LVMH Moet Hennessy Louis
Vuitton SE 2,178 1,672,597
Trading Companies & Distributors 0.2%
Rexel SA 60,353 1,552,680
50,383,148
GEORGIA 0.1%
Banks 0.1%
Bank of Georgia Group plc 9,558 487,833
GERMANY 9.5%
Aerospace & Defense 0.3%
MTU Aero Engines AG 7,295 1,865,161
Air Freight & Logistics 0.1%
Deutsche Post AG 26,302 1,064,216
Automobiles 0.0%
†
Porsche Automobil Holding SE
(Preference) 6,843 309,323
Banks 0.3%
Commerzbank AG 118,950 1,806,747
Capital Markets 0.0%
†
Deutsche Bank AG (Registered) 17,810 284,108
Chemicals 0.1%
BASF SE 7,837 378,688
FUCHS SE (Preference) 7,113 324,946
703,634
Construction & Engineering 0.1%
Hochtief AG 5,566 632,772
Diversified Telecommunication Services 1.0%
Deutsche Telekom AG
(Registered) 277,481 6,980,274
Electrical Equipment 0.0%
†
Siemens Energy AG * 13,327 346,898
Health Care Equipment & Supplies 0.0%
†
Eckert & Ziegler SE 3,265 160,555
Household Products 1.4%
Henkel AG & Co. KGaA 50,854 4,001,977
Common Stocks
Shares Value ($)
GERMANY
Household Products
Henkel AG & Co. KGaA
(Preference) 64,848 5,778,861
9,780,838
Independent Power and Renewable Electricity Producers 0.3%
RWE AG 72,336 2,474,645
Industrial Conglomerates 0.6%
Siemens AG (Registered) 22,601 4,203,539
Insurance 2.3%
Hannover Rueck SE 14,497 3,673,641
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 24,414 12,207,846
15,881,487
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S (b) 3,299 251,543
IT Services 0.0%
†
Bechtle AG 4,619 217,356
Machinery 0.6%
Deutz AG 26,717 172,289
GEA Group AG 49,201 2,045,790
Knorr-Bremse AG 30,191 2,305,552
4,523,631
Personal Care Products 0.0%
†
Beiersdorf AG 804 117,466
Pharmaceuticals 0.1%
Merck KGaA 5,645 935,404
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG 16,478 605,356
Software 2.0%
Nemetschek SE 13,950 1,371,828
SAP SE 60,043 12,190,821
TeamViewer SE Reg. S *(b) 55,533 621,806
14,184,455
Textiles, Apparel & Luxury Goods 0.2%
adidas AG 6,813 1,626,008
68,955,416
HONG KONG 0.6%
Machinery 0.2%
Techtronic Industries Co. Ltd. 123,500 1,410,218
Real Estate Management & Development 0.3%
Swire Pacific Ltd., Class A 284,500 2,514,670
Swire Pacific Ltd., Class B 142,500 191,298
2,705,968
Textiles, Apparel & Luxury Goods 0.1%
Stella International Holdings Ltd. 82,000 166,430
Yue Yuen Industrial Holdings Ltd. 117,500 227,092
393,522
4,509,708
INDONESIA 0.0%
†
Food Products 0.0%
†
First Pacific Co. Ltd. 434,000 201,704
ISRAEL 0.2%
Capital Markets 0.2%
Plus500 Ltd. 46,731 1,339,216

12 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
ITALY 2.3%
Automobiles 0.0%
†
Ferrari NV 788 322,180
Banks 1.0%
Banco BPM SpA 564,770 3,653,457
Credito Emiliano SpA 51,808 515,718
FinecoBank Banca Fineco SpA 35,914 535,185
UniCredit SpA 42,461 1,582,115
6,286,475
Capital Markets 0.2%
Azimut Holding SpA 37,840 895,742
Banca Generali SpA 8,641 345,764
1,241,506
Electrical Equipment 0.4%
Prysmian SpA 51,437 3,168,976
Financial Services 0.4%
Banca Mediolanum SpA 277,213 3,070,286
Insurance 0.3%
Unipol Gruppo SpA 217,866 2,157,316
16,246,739
JAPAN 23.2%
Automobile Components 0.8%
Sumitomo Electric Industries Ltd. 300,500 4,694,612
Toyo Tire Corp. (a) 71,300 1,141,886
Toyoda Gosei Co. Ltd. 15,200 268,174
6,104,672
Automobiles 1.4%
Honda Motor Co. Ltd. 565,200 6,080,247
Mazda Motor Corp. 217,200 2,110,799
Toyota Motor Corp. 104,700 2,155,595
10,346,641
Banks 0.3%
Sumitomo Mitsui Trust Holdings,
Inc. 85,100 1,943,622
Tokyo Kiraboshi Financial Group,
Inc. 7,900 234,895
2,178,517
Broadline Retail 0.2%
Takashimaya Co. Ltd. 82,600 1,388,194
Capital Markets 1.3%
Daiwa Securities Group, Inc. 443,600 3,402,620
Marusan Securities Co. Ltd. 100,900 681,993
Nomura Holdings, Inc. 376,700 2,173,561
Okasan Securities Group, Inc. 142,100 707,909
SBI Holdings, Inc. 70,000 1,777,514
Tokai Tokyo Financial Holdings,
Inc. 266,200 955,558
9,699,155
Chemicals 0.2%
Air Water, Inc. 13,600 183,901
Asahi Kasei Corp. 94,700 606,339
Kuraray Co. Ltd. 16,900 194,820
Lintec Corp. 9,400 200,320
1,185,380
Commercial Services & Supplies 0.7%
Dai Nippon Printing Co. Ltd. 40,000 1,351,856
Kokuyo Co. Ltd. 52,000 873,305
Okamura Corp. 32,600 458,117
TOPPAN Holdings, Inc. 72,100 1,995,675
4,678,953
Common Stocks
Shares Value ($)
JAPAN
Construction & Engineering 0.0%
†
Sumitomo Mitsui Construction Co.
Ltd. 87,300 217,357
Consumer Staples Distribution & Retail 0.3%
H2O Retailing Corp. 42,200 625,750
Heiwado Co. Ltd. 16,300 244,770
Kobe Bussan Co. Ltd. (a) 8,000 178,018
Life Corp. 5,400 132,518
Mitsubishi Shokuhin Co. Ltd. 16,300 554,350
Nishimoto Co. Ltd. (a) 13,200 115,593
1,850,999
Containers & Packaging 0.1%
Toyo Seikan Group Holdings Ltd. 41,500 652,249
Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone
Corp. 1,306,800 1,235,116
Electric Utilities 0.1%
Chubu Electric Power Co., Inc. 34,100 404,137
Shikoku Electric Power Co., Inc. 20,400 175,541
Tohoku Electric Power Co., Inc. 26,500 238,606
818,284
Electrical Equipment 0.5%
Mitsubishi Electric Corp. 226,300 3,617,600
Electronic Equipment, Instruments & Components 0.3%
Yokogawa Electric Corp. 79,700 1,937,439
Energy Equipment & Services 0.0%
†
Modec, Inc. 14,700 266,675
Financial Services 1.6%
Mitsubishi HC Capital, Inc. 465,100 3,078,098
ORIX Corp. 303,000 6,722,162
Tokyo Century Corp. 186,000 1,746,520
11,546,780
Food Products 0.3%
Fuji Oil Holdings, Inc. 14,200 247,684
Nisshin Seifun Group, Inc. 15,500 177,752
Nissin Foods Holdings Co. Ltd. 71,900 1,824,121
2,249,557
Health Care Equipment & Supplies 0.2%
Olympus Corp. 76,400 1,229,116
PHC Holdings Corp. (a) 29,700 216,307
1,445,423
Hotels, Restaurants & Leisure 0.1%
Food & Life Cos. Ltd. 27,200 441,064
Heiwa Corp. 18,100 233,089
HIS Co. Ltd. *(a) 15,400 156,021
830,174
Household Durables 2.5%
Foster Electric Co. Ltd. 37,400 418,109
Fujitsu General Ltd. 33,000 428,868
Nikon Corp. (a) 47,600 483,831
Panasonic Holdings Corp. 629,100 5,168,647
Sekisui Chemical Co. Ltd. 67,500 937,047
Sekisui House Ltd. 114,700 2,548,098
Sony Group Corp. 98,300 8,352,745
18,337,345
Household Products 0.5%
Unicharm Corp. 101,100 3,239,071
Insurance 1.9%
Dai-ichi Life Holdings, Inc. 56,800 1,524,977

NVIT GS International Equity Insights Fund - June 30, 2024 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
JAPAN
Insurance
MS&AD Insurance Group
Holdings, Inc. 414,000 9,247,567
Sompo Holdings, Inc. 21,400 457,255
T&D Holdings, Inc. 35,100 615,262
Tokio Marine Holdings, Inc. 48,800 1,831,737
13,676,798
IT Services 1.2%
Fujitsu Ltd. 91,100 1,431,352
NEC Corp. 44,500 3,638,785
NEC Networks & System
Integration Corp. 25,900 394,826
SCSK Corp. 155,000 3,088,080
8,553,043
Machinery 1.1%
Hitachi Construction Machinery
Co. Ltd. 56,100 1,511,614
IHI Corp. 61,800 1,855,050
Komatsu Ltd. 24,900 724,639
NGK Insulators Ltd. 203,800 2,606,514
Sumitomo Heavy Industries Ltd.
(a) 50,600 1,321,062
8,018,879
Marine Transportation 1.2%
Iino Kaiun Kaisha Ltd. 54,000 430,510
Kawasaki Kisen Kaisha Ltd. (a) 56,500 824,066
Mitsui OSK Lines Ltd. 119,800 3,594,863
Nippon Yusen KK 122,900 3,572,379
8,421,818
Media 0.1%
Dentsu Group, Inc. 9,700 244,798
SKY Perfect JSAT Holdings, Inc. 44,500 240,946
485,744
Metals & Mining 0.3%
Kobe Steel Ltd. (a) 87,900 1,095,579
Mitsubishi Materials Corp. (a) 25,000 460,306
Nippon Light Metal Holdings Co.
Ltd. 28,500 319,850
1,875,735
Oil, Gas & Consumable Fuels 0.3%
ENEOS Holdings, Inc. 475,600 2,452,833
Pharmaceuticals 0.5%
Otsuka Holdings Co. Ltd. 81,500 3,436,735
Santen Pharmaceutical Co. Ltd. 31,900 325,615
3,762,350
Real Estate Management & Development 1.8%
Daito Trust Construction Co. Ltd. 1,500 154,792
Daiwa House Industry Co. Ltd. 175,800 4,465,400
Nomura Real Estate Holdings, Inc. 272,000 6,839,503
Tokyu Fudosan Holdings Corp. 190,100 1,275,242
12,734,937
Semiconductors & Semiconductor Equipment 1.4%
Disco Corp. 4,700 1,800,922
Lasertec Corp. (a) 3,200 722,990
SCREEN Holdings Co. Ltd. 4,100 373,476
Shibaura Mechatronics Corp. 16,300 868,035
Tokyo Electron Ltd. 24,800 5,446,007
Towa Corp. (a) 7,000 496,965
9,708,395
Software 0.3%
Computer Engineering &
Consulting Ltd. 20,500 274,394
Common Stocks
Shares Value ($)
JAPAN
Software
Trend Micro, Inc. 51,200 2,078,253
2,352,647
Specialty Retail 0.2%
EDION Corp. 28,800 291,036
Kohnan Shoji Co. Ltd. 6,900 179,405
USS Co. Ltd. 95,000 799,527
1,269,968
Technology Hardware, Storage & Peripherals 0.5%
Brother Industries Ltd. 116,600 2,062,645
Konica Minolta, Inc. 196,700 545,399
Seiko Epson Corp. 68,000 1,055,314
3,663,358
Trading Companies & Distributors 0.2%
Kanematsu Corp. 6,500 109,252
Sojitz Corp. 68,400 1,668,160
1,777,412
Wireless Telecommunication Services 0.6%
KDDI Corp. 130,600 3,460,930
SoftBank Group Corp. 17,300 1,127,875
4,588,805
167,168,303
NETHERLANDS 6.9%
Banks 1.5%
ABN AMRO Bank NV, CVA Reg.
S (b) 181,633 2,976,922
ING Groep NV 435,768 7,466,744
10,443,666
Capital Markets 0.2%
Euronext NV Reg. S (b) 11,040 1,019,196
Van Lanschot Kempen NV, CVA 15,498 622,063
1,641,259
Consumer Staples Distribution & Retail 0.3%
Koninklijke Ahold Delhaize NV 72,440 2,138,110
Financial Services 0.1%
Adyen NV Reg. S *(b) 394 469,747
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV * 22,371 562,546
Machinery 0.1%
Aalberts NV 16,814 681,455
Semiconductors & Semiconductor Equipment 4.6%
ASM International NV 8,648 6,587,168
ASML Holding NV 22,970 23,698,084
BE Semiconductor Industries NV 19,142 3,198,236
33,483,488
49,420,271
NEW ZEALAND 0.1%
Air Freight & Logistics 0.0%
†
Mainfreight Ltd. 4,428 182,496
Independent Power and Renewable Electricity Producers 0.1%
Meridian Energy Ltd. 68,039 260,697
443,193
NIGERIA 0.0%
†
Wireless Telecommunication Services 0.0%
†
Airtel Africa plc Reg. S (b) 104,423 158,724
NORWAY 1.2%
Aerospace & Defense 0.5%
Kongsberg Gruppen ASA 38,181 3,110,150

14 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
NORWAY
Construction & Engineering 0.0%
†
Veidekke ASA 15,023 160,765
Food Products 0.2%
Orkla ASA 111,229 900,762
Salmar ASA 8,563 449,332
1,350,094
Marine Transportation 0.4%
2020 Bulkers Ltd. 14,692 213,695
Hoegh Autoliners ASA 37,089 436,490
MPC Container Ships ASA 362,971 762,544
Stolt-Nielsen Ltd. 21,647 1,023,931
Wallenius Wilhelmsen ASA 47,326 481,233
2,917,893
Media 0.0%
†
Schibsted ASA, Class B 3,626 101,798
Metals & Mining 0.1%
Norsk Hydro ASA 139,335 867,330
8,508,030
SINGAPORE 0.9%
Aerospace & Defense 0.2%
Singapore Technologies
Engineering Ltd. 470,900 1,503,756
Banks 0.5%
Oversea-Chinese Banking Corp.
Ltd. 124,600 1,325,150
United Overseas Bank Ltd. 92,000 2,124,426
3,449,576
Industrial Conglomerates 0.1%
Keppel Ltd. 185,800 884,254
Oil, Gas & Consumable Fuels 0.1%
Hafnia Ltd. 86,732 728,472
6,566,058
SPAIN 2.4%
Banks 1.1%
Banco Bilbao Vizcaya Argentaria
SA 76,304 761,233
Banco de Sabadell SA 1,429,474 2,761,129
Bankinter SA (a) 430,178 3,521,203
Unicaja Banco SA Reg. S (b) 609,458 831,139
7,874,704
Diversified Telecommunication Services 0.1%
Cellnex Telecom SA Reg. S (b) 24,218 785,978
Food Products 0.0%
†
Ebro Foods SA (a) 15,512 258,314
Specialty Retail 1.2%
Industria de Diseno Textil SA 163,790 8,094,106
17,013,102
SWEDEN 4.2%
Banks 0.1%
Swedbank AB, Class A 41,369 853,491
Capital Markets 0.1%
Bure Equity AB 10,867 364,575
Electronic Equipment, Instruments & Components 0.1%
Mycronic AB 13,939 537,066
Financial Services 1.5%
Industrivarden AB, Class A (a) 4,089 138,668
Common Stocks
Shares Value ($)
SWEDEN
Financial Services
Investor AB, Class A 50,358 1,370,558
Investor AB, Class B 356,204 9,778,457
11,287,683
Food Products 0.2%
AAK AB 42,726 1,248,992
Health Care Providers & Services 0.1%
Ambea AB Reg. S (b) 104,338 773,711
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S (b) 5,171 538,864
Household Products 0.4%
Essity AB, Class B (a) 105,291 2,691,496
Machinery 1.3%
Alfa Laval AB 55,423 2,416,620
Atlas Copco AB, Class A 199,280 3,755,691
Atlas Copco AB, Class B 120,772 1,956,004
Indutrade AB 52,514 1,337,740
Trelleborg AB, Class B 2,884 111,736
9,577,791
Metals & Mining 0.3%
SSAB AB, Class A 175,756 964,039
SSAB AB, Class B 197,607 1,068,023
2,032,062
29,905,731
SWITZERLAND 6.2%
Capital Markets 1.0%
UBS Group AG (Registered) 252,104 7,379,482
Chemicals 0.8%
Sika AG (Registered) 20,031 5,702,069
Electrical Equipment 0.9%
ABB Ltd. (Registered) 121,473 6,724,509
Health Care Equipment & Supplies 0.1%
Sonova Holding AG (Registered) 2,088 642,412
Life Sciences Tools & Services 1.0%
Lonza Group AG (Registered) 12,954 7,039,911
Pharmaceuticals 2.4%
Novartis AG (Registered) 158,789 17,011,444
Technology Hardware, Storage & Peripherals 0.0%
†
Logitech International SA
(Registered) 1,527 146,941
44,646,768
UNITED KINGDOM 7.6%
Aerospace & Defense 1.1%
BAE Systems plc 262,985 4,391,182
Rolls-Royce Holdings plc * 665,480 3,846,746
8,237,928
Banks 1.0%
HSBC Holdings plc 538,575 4,660,827
NatWest Group plc 717,035 2,812,591
7,473,418
Broadline Retail 0.3%
Next plc 20,015 2,288,781
Capital Markets 0.1%
Investec plc 75,329 546,620
Diversified Consumer Services 0.1%
Pearson plc 48,731 608,154

NVIT GS International Equity Insights Fund - June 30, 2024 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
UNITED KINGDOM
Electric Utilities 0.1%
SSE plc 29,720 670,316
Financial Services 0.2%
M&G plc 451,666 1,165,570
OSB Group plc 37,344 202,654
Paragon Banking Group plc 20,690 192,169
1,560,393
Ground Transportation 0.0%
†
Zigup plc 45,522 241,987
Hotels, Restaurants & Leisure 0.3%
Compass Group plc 61,801 1,682,596
Playtech plc * 44,365 260,757
1,943,353
Household Durables 0.4%
Bellway plc 30,151 967,841
Berkeley Group Holdings plc 8,825 509,394
Persimmon plc 17,774 302,111
Redrow plc 34,368 290,168
Taylor Wimpey plc 603,021 1,077,564
3,147,078
Household Products 0.2%
Reckitt Benckiser Group plc 20,029 1,080,848
Industrial Conglomerates 0.4%
Smiths Group plc 123,312 2,659,986
Insurance 0.6%
Aviva plc 330,430 1,992,719
Beazley plc 199,628 1,788,305
Direct Line Insurance Group plc 178,430 452,700
Lancashire Holdings Ltd. 46,744 362,630
4,596,354
Machinery 0.0%
†
Rotork plc 76,119 323,864
Media 0.0%
†
4imprint Group plc 3,701 272,592
Multi-Utilities 0.6%
Centrica plc 230,030 391,120
National Grid plc 334,194 3,726,766
4,117,886
Personal Care Products 0.2%
Unilever plc 20,323 1,116,006
Pharmaceuticals 1.4%
AstraZeneca plc, ADR 125,096 9,756,236
Software 0.1%
Sage Group plc (The) 50,634 694,494
Specialty Retail 0.1%
Currys plc * 213,521 194,471
Dunelm Group plc 14,252 191,812
386,283
Tobacco 0.4%
British American Tobacco plc 14,260 438,354
Imperial Brands plc 82,655 2,116,285
2,554,639
Trading Companies & Distributors 0.0%
†
Travis Perkins plc 12,345 120,154
54,397,370
Common Stocks
Shares Value ($)
UNITED STATES 10.1%
Building Products 0.0%
†
Reliance Worldwide Corp. Ltd. 54,290 162,673
Construction Materials 0.1%
Holcim AG 5,560 493,137
Electrical Equipment 1.7%
Schneider Electric SE 50,518 12,053,781
Signify NV Reg. S (b) 18,289 456,090
12,509,871
Food Products 2.7%
Nestle SA (Registered) 187,811 19,171,284
Oil, Gas & Consumable Fuels 1.6%
BP plc, ADR 153,215 5,531,062
Shell plc 162,259 5,829,258
11,360,320
Pharmaceuticals 3.5%
GSK plc, ADR (a) 12,206 469,931
Roche Holding AG 64,911 18,013,739
Sanofi SA 72,936 7,010,702
25,494,372
Trading Companies & Distributors 0.5%
Ferguson plc 20,326 3,906,170
73,097,827
Total Common Stocks
(cost $606,045,987) 705,480,103
Repurchase Agreements 0.8%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024, due
7/1/2024, repurchase price
$3,573,445, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073; total
market value $3,643,280.(c)
(d) 3,571,843 3,571,843
MetLife, Inc., 5.33%, dated
6/28/2024, due 7/1/2024,
repurchase price $1,000,445,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
11/15/2038 - 11/15/2045; total
market value $1,020,559.(c)
(d) 1,000,000 1,000,000

16 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT GS International Equity Insights Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital Markets,
5.33%, dated 6/28/2024, due
7/1/2024, repurchase price
$1,000,445, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.01% - 7.18%, maturing
8/25/2024 - 8/20/2071; total
market value $1,020,453.(c)
(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $5,571,843) 5,571,843
Total Investments
(cost $611,617,830) — 98.9% 711,051,946
Other assets in excess of liabilities — 1.1% 7,596,645
NET ASSETS — 100.0%
$ 718,648,591
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June
30, 2024 was $11,470,209, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $5,571,843 and by $6,648,755 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 7.63%, and maturity dates ranging from
7/31/2024 – 2/15/2052, a total value of $12,220,598.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2024 was
$10,892,747 which represents 1.52% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $5,571,843.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT GS International Equity Insights Fund - June 30, 2024 (Unaudited) - Statement of Investments - 17
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
TOPIX Index 2 9/2024 JPY 349,369 3,916
Net contracts 3,916
As of June 30, 2024, the Fund had $16,425 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT GS Large Cap Equity Fund
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 1 .6%
General Dynamics Corp. 8,625 2,502,457
General Electric Co. 56,582 8,994,841
Lockheed Martin Corp. 17,604 8,222,828
Northrop Grumman Corp. 18,141 7,908,569
Woodward, Inc. 42,760 7,456,489
35,085,184
Air Freight & Logistics 1 .0%
United Parcel Service, Inc.,
Class B 152,206 20,829,391
Automobile Components 0 .4%
Lear Corp. 78,699 8,988,213
Automobiles 1 .4%
Ford Motor Co. 214,509 2,689,943
General Motors Co. 169,094 7,856,107
Tesla, Inc.* 96,657 19,126,487
29,672,537
Banks 3 .2%
Bank of America Corp. 314,044 12,489,530
Citigroup, Inc. 272,558 17,296,530
Cullen/Frost Bankers, Inc. 7,049 716,390
East West Bancorp, Inc. 92,448 6,769,967
First Citizens BancShares,
Inc., Class A 4,828 8,128,469
Huntington Bancshares, Inc. 240,066 3,164,070
JPMorgan Chase & Co. 68,645 13,884,138
M&T Bank Corp.(a) 43,313 6,555,856
69,004,950
Beverages 0 .5%
Coca-Cola Co. (The) 89,410 5,690,946
Coca-Cola Europacific
Partners plc 77,424 5,641,887
11,332,833
Biotechnology 3 .1%
AbbVie, Inc. 72,769 12,481,339
Alnylam Pharmaceuticals, Inc.* 9,062 2,202,066
Amgen, Inc. 31,809 9,938,722
Biogen, Inc.* 46,411 10,758,998
Gilead Sciences, Inc. 186,548 12,799,058
Moderna, Inc.* 3,938 467,637
Natera, Inc.* 12,706 1,375,933
Neurocrine Biosciences, Inc.* 53,816 7,408,849
Regeneron Pharmaceuticals,
Inc.* 4,706 4,946,147
Vertex Pharmaceuticals, Inc.* 7,426 3,480,715
Viking Therapeutics, Inc.* 34,644 1,836,478
67,695,942
Broadline Retail 3 .5%
Amazon.com, Inc.* 393,426 76,029,574
Building Products 0 .4%
Allegion plc 39,968 4,722,219
Builders FirstSource, Inc.* 31,115 4,306,627
9,028,846
Capital Markets 2 .3%
Ameriprise Financial, Inc. 6,187 2,643,024
CME Group, Inc. 64,418 12,664,579
Coinbase Global, Inc., Class
A* 6,133 1,362,937
Morgan Stanley 123,567 12,009,477
Common Stocks
Shares Value ($)
Capital Markets
MSCI, Inc., Class A 9,669 4,658,041
Nasdaq, Inc. 108,789 6,555,625
Robinhood Markets, Inc.,
Class A* 132,151 3,001,149
State Street Corp. 103,386 7,650,564
50,545,396
Chemicals 2 .4%
Air Products & Chemicals, Inc. 15,417 3,978,357
Celanese Corp., Class A(a) 37,182 5,015,480
Ecolab, Inc. 12,955 3,083,290
Linde plc 48,731 21,383,650
NewMarket Corp. 1,766 910,497
RPM International, Inc. 94,249 10,148,732
Sherwin-Williams Co. (The) 26,402 7,879,149
52,399,155
Commercial Services & Supplies 0 .5%
Cintas Corp. 15,374 10,765,797
Clean Harbors, Inc.* 2,502 565,828
11,331,625
Communications Equipment 0 .4%
Cisco Systems, Inc. 206,091 9,791,383
Construction & Engineering 0 .1%
MasTec, Inc.* 11,302 1,209,201
Consumer Finance 1 .1%
American Express Co. 98,870 22,893,348
Consumer Staples Distribution & Retail 2 .0%
Costco Wholesale Corp. 24,337 20,686,207
Maplebear, Inc.* 113,895 3,660,585
Performance Food Group
Co.*(a) 74,185 4,904,370
Target Corp. 89,027 13,179,557
Walmart, Inc. 19,801 1,340,726
43,771,445
Containers & Packaging 0 .5%
Avery Dennison Corp. 32,474 7,100,440
Ball Corp. 27,979 1,679,300
Packaging Corp. of America 15,768 2,878,606
11,658,346
Diversified Consumer Services 0 .1%
H&R Block, Inc. 48,304 2,619,526
Diversified Telecommunication Services 0 .5%
AT&T, Inc. 527,848 10,087,175
Electric Utilities 0 .6%
Entergy Corp.(a) 53,416 5,715,512
PG&E Corp. 78,757 1,375,097
Xcel Energy, Inc. 94,568 5,050,877
12,141,486
Electrical Equipment 1 .3%
AMETEK, Inc. 72,604 12,103,813
Eaton Corp. plc 6,227 1,952,476
GE Vernova, Inc.* 43,340 7,433,243
Rockwell Automation, Inc.(a) 21,966 6,046,801
27,536,333
Electronic Equipment, Instruments & Components 0 .9%
CDW Corp. 32,057 7,175,639
Corning, Inc. 98,279 3,818,139

NVIT GS Large Cap Equity Fund - June 30, 2024 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Jabil, Inc. 69,852 7,599,199
18,592,977
Energy Equipment & Services 0 .0%
†
TechnipFMC plc 17,504 457,730
Entertainment 1 .2%
Electronic Arts, Inc. 46,175 6,433,563
Netflix, Inc.* 27,857 18,800,132
25,233,695
Financial Services 4 .6%
Berkshire Hathaway, Inc.,
Class B* 100,797 41,004,220
Corpay, Inc.* 19,038 5,071,913
Equitable Holdings, Inc. 84,201 3,440,453
Fidelity National Information
Services, Inc. 102,611 7,732,765
Fiserv, Inc.* 144,952 21,603,646
Mastercard, Inc., Class A 6,192 2,731,663
Visa, Inc., Class A(a) 59,358 15,579,694
Voya Financial, Inc. 40,527 2,883,496
100,047,850
Food Products 0 .3%
Darling Ingredients, Inc.* 40,557 1,490,470
Kraft Heinz Co. (The) 167,813 5,406,935
6,897,405
Gas Utilities 0 .3%
Atmos Energy Corp. 49,355 5,757,261
Ground Transportation 1 .2%
Old Dominion Freight Line, Inc. 49,129 8,676,182
Saia, Inc.* 12,222 5,796,772
Uber Technologies, Inc.* 18,643 1,354,973
Union Pacific Corp. 45,828 10,369,043
26,196,970
Health Care Equipment & Supplies 0 .8%
Align Technology, Inc.* 22,514 5,435,555
Cooper Cos., Inc. (The) 33,603 2,933,542
Penumbra, Inc.* 21,130 3,802,766
Teleflex, Inc. 6,146 1,292,688
Zimmer Biomet Holdings, Inc. 39,897 4,330,022
17,794,573
Health Care Providers & Services 2 .7%
Cencora, Inc. 30,945 6,971,908
CVS Health Corp. 106,845 6,310,266
Encompass Health Corp. 6,567 563,383
HCA Healthcare, Inc. 5,445 1,749,370
Humana, Inc. 15,472 5,781,113
Quest Diagnostics, Inc. 87,474 11,973,441
Tenet Healthcare Corp.* 35,566 4,731,345
UnitedHealth Group, Inc. 19,309 9,833,301
Universal Health Services,
Inc., Class B 59,517 11,006,479
58,920,606
Health Care REITs 0 .4%
Alexandria Real Estate
Equities, Inc.(a) 48,490 5,671,875
Omega Healthcare Investors,
Inc. 58,874 2,016,435
7,688,310
Common Stocks
Shares Value ($)
Hotel & Resort REITs 0 .2%
Park Hotels & Resorts, Inc. 364,245 5,456,390
Hotels, Restaurants & Leisure 1 .6%
Carnival Corp.* 304,953 5,708,720
Chipotle Mexican Grill, Inc.,
Class A* 70,100 4,391,765
Domino's Pizza, Inc. 14,917 7,702,095
DraftKings, Inc., Class A* 78,755 3,006,078
McDonald's Corp. 17,341 4,419,180
Wingstop, Inc. 8,841 3,736,737
Yum! Brands, Inc.(a) 43,456 5,756,182
34,720,757
Household Durables 0 .6%
DR Horton, Inc. 41,161 5,800,820
Lennar Corp., Class A 50,023 7,496,947
13,297,767
Household Products 2 .0%
Colgate-Palmolive Co. 85,545 8,301,287
Kimberly-Clark Corp. 31,745 4,387,159
Procter & Gamble Co. (The) 191,412 31,567,667
44,256,113
Independent Power and Renewable Electricity Producers
0 .3%
AES Corp. (The) 32,941 578,774
Vistra Corp. 70,190 6,034,936
6,613,710
Industrial Conglomerates 0 .4%
3M Co. 46,459 4,747,645
Honeywell International, Inc. 18,484 3,947,074
8,694,719
Industrial REITs 0 .1%
First Industrial Realty Trust,
Inc. 65,918 3,131,764
Insurance 2 .9%
Allstate Corp. (The) 72,937 11,645,122
American Financial Group, Inc. 33,517 4,123,261
Arch Capital Group Ltd.*(a) 77,644 7,833,503
Globe Life, Inc. 50,048 4,117,950
Kinsale Capital Group, Inc. 1,801 693,889
Marsh & McLennan Cos., Inc. 38,956 8,208,808
Progressive Corp. (The) 69,027 14,337,598
Travelers Cos., Inc. (The) 34,004 6,914,373
Unum Group 121,323 6,200,819
64,075,323
Interactive Media & Services 7 .0%
Alphabet, Inc., Class A 448,180 81,635,987
Alphabet, Inc., Class C 126,369 23,178,602
Meta Platforms, Inc., Class A 96,243 48,527,645
153,342,234
IT Services 1 .9%
Accenture plc, Class A 32,536 9,871,748
Gartner, Inc.* 26,754 12,014,151
International Business
Machines Corp. 51,862 8,969,533
VeriSign, Inc.* 57,771 10,271,684
41,127,116
Leisure Products 0 .0%
†
Mattel, Inc.* 61,183 994,836

20 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT GS Large Cap Equity Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 2 .2%
Agilent Technologies, Inc. 50,368 6,529,204
Danaher Corp. 41,060 10,258,841
IQVIA Holdings, Inc.* 55,420 11,718,005
Medpace Holdings, Inc.* 25,702 10,585,369
Mettler-Toledo International,
Inc.* 4,055 5,667,227
West Pharmaceutical
Services, Inc. 7,970 2,625,238
47,383,884
Machinery 3 .4%
Caterpillar, Inc. 30,408 10,128,905
Fortive Corp. 76,074 5,637,083
IDEX Corp. 11,847 2,383,616
Illinois Tool Works, Inc.(a) 80,356 19,041,158
ITT, Inc. 52,259 6,750,818
PACCAR, Inc. 6,177 635,860
Parker-Hannifin Corp. 24,965 12,627,547
Stanley Black & Decker, Inc.
(a) 54,389 4,345,137
Westinghouse Air Brake
Technologies Corp. 34,876 5,512,152
Xylem, Inc. 43,608 5,914,553
72,976,829
Media 0 .2%
Liberty Broadband Corp.,
Class C* 18,777 1,029,355
Paramount Global, Class B 375,150 3,897,809
Trade Desk, Inc. (The), Class
A* 4,654 454,556
5,381,720
Metals & Mining 0 .3%
Steel Dynamics, Inc. 50,819 6,581,060
Multi-Utilities 0 .3%
NiSource, Inc. 201,395 5,802,190
Oil, Gas & Consumable Fuels 3 .0%
Antero Midstream Corp. 170,878 2,518,742
Chevron Corp.(a) 37,268 5,829,461
ConocoPhillips 128,489 14,696,572
Devon Energy Corp. 111,665 5,292,921
Exxon Mobil Corp. 101,633 11,699,991
Kinder Morgan, Inc. 358,345 7,120,315
Marathon Oil Corp. 241,920 6,935,846
Marathon Petroleum Corp. 42,722 7,411,413
Phillips 66 33,091 4,671,456
66,176,717
Personal Care Products 0 .2%
Kenvue, Inc. 290,462 5,280,599
Pharmaceuticals 2 .3%
AstraZeneca plc, ADR-UK 79,390 6,191,626
Eli Lilly & Co. 17,231 15,600,603
Johnson & Johnson 66,041 9,652,552
Merck & Co., Inc.(a) 12,285 1,520,883
Pfizer, Inc. 530,570 14,845,349
Zoetis, Inc., Class A 11,255 1,951,167
49,762,180
Professional Services 0 .3%
FTI Consulting, Inc.* 26,959 5,810,473
Common Stocks
Shares Value ($)
Residential REITs 1 .0%
AvalonBay Communities, Inc. 86,385 17,872,192
Camden Property Trust 43,962 4,796,694
22,668,886
Semiconductors & Semiconductor Equipment 10 .1%
Applied Materials, Inc. 51,499 12,153,249
Broadcom, Inc. 13,007 20,883,129
Enphase Energy, Inc.*(a) 36,808 3,670,126
KLA Corp. 29,978 24,717,161
Marvell Technology, Inc. 93,605 6,542,989
MKS Instruments, Inc.(a) 57,056 7,450,372
NVIDIA Corp. 959,942 118,591,235
QUALCOMM, Inc. 11,352 2,261,091
Skyworks Solutions, Inc. 22,792 2,429,171
Texas Instruments, Inc.(a) 103,469 20,127,825
218,826,348
Software 10 .4%
Adobe, Inc.* 29,976 16,652,867
AppLovin Corp., Class A* 67,335 5,603,619
Crowdstrike Holdings, Inc.,
Class A* 20,088 7,697,521
Dynatrace, Inc.* 68,609 3,069,567
HubSpot, Inc.* 1,940 1,144,192
Intuit, Inc. 16,303 10,714,495
Microsoft Corp. 343,970 153,737,391
Nutanix, Inc., Class A* 40,339 2,293,272
Oracle Corp. 66,775 9,428,630
Salesforce, Inc. 43,489 11,181,022
Workday, Inc., Class A* 18,419 4,117,752
225,640,328
Specialized REITs 0 .3%
VICI Properties, Inc., Class A 203,424 5,826,063
Specialty Retail 1 .6%
Burlington Stores, Inc.* 5,446 1,307,040
CarMax, Inc.* 26,377 1,934,489
Home Depot, Inc. (The) 6,107 2,102,274
Lowe's Cos., Inc. 39,823 8,779,378
Ross Stores, Inc. 117,643 17,095,881
Ulta Beauty, Inc.*(a) 12,010 4,634,299
35,853,361
Technology Hardware, Storage & Peripherals 6 .9%
Apple, Inc. 678,981 143,006,978
Dell Technologies, Inc., Class
C 46,959 6,476,116
149,483,094
Textiles, Apparel & Luxury Goods 0 .5%
Crocs, Inc.* 8,599 1,254,938
Deckers Outdoor Corp.* 1,431 1,385,137
NIKE, Inc., Class B 76,785 5,787,285
Ralph Lauren Corp., Class A 13,513 2,365,586
10,792,946
Trading Companies & Distributors 0 .3%
Fastenal Co.(a) 92,417 5,807,484
Total Common Stocks
(cost $1,587,459,933) 2,167,004,157

NVIT GS Large Cap Equity Fund - June 30, 2024 (Unaudited) - Statement of Investments - 21
Repurchase Agreements 2 .2%
Principal
Amount ($) Value ($)
Bank of America NA,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $15,006,638,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/1/2042 -
7/1/2046; total market
value $15,300,000.(b)(c) 15,000,000 15,000,000
BofA Securities, Inc.,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $3,001,328,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 6.34%, maturing
3/25/2028 - 10/20/2065;
total market value
$3,060,000.(b)(c) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $15,006,726,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074;
total market value
$15,300,000.(b)(c) 15,000,000 15,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $1,460,859,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$1,489,408.(b)(c) 1,460,204 1,460,204
MetLife, Inc.,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $2,000,889,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $2,041,118.(b)(c) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $2,000,889,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $2,040,000.(b)(c) 2,000,000 2,000,000
Santander US Capital
Markets,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,004,442,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 7.18%, maturing
8/25/2024 - 8/20/2071;
total market value
$10,204,531.(b)(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $48,460,204) 48,460,204
Total Investments
(cost $1,635,920,137) — 101.8% 2,215,464,361
Liabilities in excess of other assets — (1.8)% (39,276,204)
NET ASSETS — 100.0%
$ 2,176,188,157
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $64,228,831, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $48,460,204 and by $17,378,601 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from 7/30/2024 – 2/15/2054, a total value of $65,838,805.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $48,460,204.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Closed End Fund
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 18,137 100,298
Total Closed End Fund
(cost  $99,817) 100,298
Common Stocks 99 .3%
Shares Value ($)
Aerospace & Defense 0 .2%
AerSale Corp.* 8,572 59,318
Kratos Defense & Security
Solutions, Inc.*(a) 8,375 167,584
Park Aerospace Corp. 4,449 60,862
Rocket Lab USA, Inc.* 51,562 247,498
535,262
Automobile Components 1 .8%
American Axle &
Manufacturing Holdings,
Inc.* 55,449 387,589
Cooper-Standard Holdings,
Inc.* 3,527 43,876
Dorman Products, Inc.* 455 41,623
Fox Factory Holding Corp.* 2,690 129,631
Goodyear Tire & Rubber Co.
(The)*(a) 132,341 1,502,070
Holley, Inc.*(a) 32,374 115,899
Modine Manufacturing Co.*(a) 16,597 1,662,853
Phinia, Inc. 5,046 198,611
Visteon Corp.* 2,054 219,162
4,301,314
Banks 9 .2%
Amalgamated Financial Corp. 19,982 547,507
Ameris Bancorp 20,709 1,042,698
Axos Financial, Inc.*(a) 10,105 577,501
BancFirst Corp.(a) 10,164 891,383
Bancorp, Inc. (The)* 23,981 905,523
BankUnited, Inc. 18,328 536,461
Banner Corp.(a) 5,159 256,093
Business First Bancshares,
Inc. 8,909 193,860
Byline Bancorp, Inc. 6,195 147,069
Capital City Bank Group, Inc. 3,266 92,885
Capitol Federal Financial, Inc. 81,710 448,588
Civista Bancshares, Inc. 1,278 19,796
Community Trust Bancorp, Inc. 5,414 236,375
CVB Financial Corp. 53,403 920,668
Financial Institutions, Inc. 4,495 86,843
First Bancorp 35,044 640,955
First Bancorp, Inc. (The)(a) 1,691 42,021
First Bancshares, Inc. (The) 1,305 33,904
First Commonwealth Financial
Corp. 35,910 495,917
First Financial Bancorp 1,416 31,463
First Financial Bankshares,
Inc. 17,520 517,366
First Internet Bancorp 3,844 103,865
Hancock Whitney Corp. 21,739 1,039,776
Hanmi Financial Corp. 39,791 665,306
Common Stocks
Shares Value ($)
Banks
Heritage Financial Corp. 35,693 643,545
Home Bancorp, Inc.(a) 6,763 270,588
Home BancShares, Inc. 4,739 113,546
HomeTrust Bancshares, Inc. 3,466 104,084
Hope Bancorp, Inc. 2,014 21,630
Independent Bank Corp.(a) 9,621 449,337
International Bancshares Corp. 17,215 984,870
Kearny Financial Corp. 14,165 87,115
Metrocity Bankshares, Inc. 3,764 99,370
National Bank Holdings Corp.,
Class A 22,350 872,767
Northeast Community
Bancorp, Inc.(a) 10,067 179,394
Northrim Bancorp, Inc. 1,276 73,549
OFG Bancorp 21,775 815,474
Old Second Bancorp, Inc.(a) 10,374 153,639
Park National Corp.(a) 4,396 625,727
Preferred Bank 7,136 538,697
Primis Financial Corp. 4,419 46,311
Provident Financial Services,
Inc.(a) 4,515 64,790
Renasant Corp. 21,842 667,055
Sierra Bancorp 4,630 103,619
Southside Bancshares, Inc.(a) 25,844 713,553
Stock Yards Bancorp, Inc.(a) 2,169 107,734
Texas Capital Bancshares,
Inc.*(a) 16,266 994,503
Timberland Bancorp, Inc. 3,463 93,813
TrustCo Bank Corp. 22,320 642,146
UMB Financial Corp.(a) 12,363 1,031,321
WesBanco, Inc. 9,057 252,781
Westamerica Bancorp 6,065 294,334
21,519,115
Beverages 0 .5%
Primo Water Corp. 49,773 1,088,038
Biotechnology 8 .4%
89bio, Inc.*(a) 37,569 300,928
ACADIA Pharmaceuticals,
Inc.* 46,299 752,359
Akebia Therapeutics, Inc.* 35,236 35,941
Akero Therapeutics, Inc.* 12,694 297,801
Altimmune, Inc.*(a) 32,853 218,472
Amicus Therapeutics, Inc.* 18,988 188,361
Annexon, Inc.* 13,577 66,527
Apogee Therapeutics, Inc.*(a) 1,980 77,913
Arcturus Therapeutics
Holdings, Inc.*(a) 5,957 145,053
Arcus Biosciences, Inc.* 2,619 39,887
Ardelyx, Inc.* 59,796 443,088
Aurinia Pharmaceuticals,
Inc.*(a) 126,925 724,742
Beam Therapeutics, Inc.*(a) 16,018 375,302
BioCryst Pharmaceuticals,
Inc.*(a) 35,534 219,600
Biomea Fusion, Inc.*(a) 3,359 15,116
Black Diamond Therapeutics,
Inc.* 5,638 26,273
Blueprint Medicines Corp.* 15,349 1,654,315
Bridgebio Pharma, Inc.* 5,000 126,650
Cabaletta Bio, Inc.* 3,426 25,626

NVIT GS Small Cap Equity Insights Fund - June 30, 2024 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Biotechnology
Catalyst Pharmaceuticals,
Inc.*(a) 22,955 355,573
Celcuity, Inc.*(a) 3,282 53,759
Celldex Therapeutics, Inc.* 9,783 362,069
CG oncology, Inc.* 8,291 261,747
Cogent Biosciences, Inc.* 9,886 83,339
Coherus Biosciences, Inc.* 15,697 27,156
Cytokinetics, Inc.*(a) 1,878 101,750
Day One Biopharmaceuticals,
Inc.*(a) 9,680 133,390
Denali Therapeutics, Inc.* 27,549 639,688
Design Therapeutics, Inc.*(a) 39,558 132,519
Editas Medicine, Inc.*(a) 58,524 273,307
Erasca, Inc.*(a) 8,544 20,164
Generation Bio Co.*(a) 12,633 35,625
Heron Therapeutics, Inc.* 30,982 108,437
Immunovant, Inc.* 2,694 71,122
Insmed, Inc.* 10,424 698,408
Intellia Therapeutics, Inc.*(a) 20,741 464,184
iTeos Therapeutics, Inc.* 24,237 359,677
Janux Therapeutics, Inc.* 2,315 96,975
Keros Therapeutics, Inc.*(a) 2,947 134,678
Kiniksa Pharmaceuticals
International plc* 3,060 57,130
Kodiak Sciences, Inc.* 13,656 32,092
Krystal Biotech, Inc.*(a) 2,049 376,278
Kura Oncology, Inc.* 8,663 178,371
Larimar Therapeutics, Inc.* 8,668 62,843
MannKind Corp.*(a) 80,195 418,618
MeiraGTx Holdings plc* 8,242 34,699
Mineralys Therapeutics, Inc.* 2,407 28,162
Morphic Holding, Inc.* 9,896 337,157
Nkarta, Inc.* 4,639 27,416
Novavax, Inc.* 8,339 105,572
Nurix Therapeutics, Inc.* 2,624 54,763
Nuvalent, Inc., Class A*(a) 10,777 817,543
ORIC Pharmaceuticals, Inc.* 5,382 38,051
Poseida Therapeutics, Inc.,
Class A* 47,532 138,793
Praxis Precision Medicines,
Inc.* 3,055 126,355
Precigen, Inc.*(a) 17,843 28,192
Protagonist Therapeutics, Inc.* 8,674 300,554
Prothena Corp. plc* 6,939 143,221
PTC Therapeutics, Inc.* 34,259 1,047,640
Puma Biotechnology, Inc.* 8,741 28,496
RAPT Therapeutics, Inc.*(a) 39,442 120,298
Recursion Pharmaceuticals,
Inc., Class A* 4,363 32,723
Relay Therapeutics, Inc.* 62,678 408,661
REVOLUTION Medicines,
Inc.*(a) 8,166 316,922
Rhythm Pharmaceuticals,
Inc.*(a) 900 36,954
Rigel Pharmaceuticals, Inc.*(a) 2,746 22,572
Rocket Pharmaceuticals,
Inc.*(a) 19,210 413,591
Sage Therapeutics, Inc.* 10,523 114,280
Sana Biotechnology, Inc.*(a) 7,192 39,268
Solid Biosciences, Inc.* 5,466 30,992
SpringWorks Therapeutics,
Inc.*(a) 3,998 150,605
Common Stocks
Shares Value ($)
Biotechnology
Sutro Biopharma, Inc.* 94,251 276,155
Taysha Gene Therapies, Inc.* 53,219 119,211
Tenaya Therapeutics, Inc.* 28,624 88,734
TG Therapeutics, Inc.*(a) 53,160 945,716
Twist Bioscience Corp.*(a) 15,884 782,764
Tyra Biosciences, Inc.* 5,345 85,467
Vera Therapeutics, Inc., Class
A*(a) 8,182 296,025
Veracyte, Inc.*(a) 3,714 80,482
Verve Therapeutics, Inc.*(a) 78,104 381,148
Vir Biotechnology, Inc.* 21,728 193,379
Xencor, Inc.*(a) 4,646 87,949
Y-mAbs Therapeutics, Inc.*(a) 17,054 206,012
Zentalis Pharmaceuticals, Inc.* 3,377 13,812
19,773,187
Broadline Retail 0 .0%
†
Savers Value Village, Inc.*(a) 2,081 25,471
Capital Markets 1 .9%
Brightsphere Investment
Group, Inc. 4,066 90,143
Moelis & Co., Class A 14,034 797,973
Open Lending Corp.*(a) 40,753 227,402
Patria Investments Ltd., Class
A 25,418 306,541
Piper Sandler Cos. 7,305 1,681,392
PJT Partners, Inc., Class A(a) 3,528 380,707
StoneX Group, Inc.* 9,745 733,896
Virtus Investment Partners,
Inc. 959 216,590
4,434,644
Chemicals 2 .5%
Arcadium Lithium plc*(a) 43,826 147,255
Aspen Aerogels, Inc.* 19,763 471,348
Core Molding Technologies,
Inc.* 2,148 34,239
HB Fuller Co. 19,899 1,531,427
Ingevity Corp.* 8,492 371,185
Innospec, Inc. 13,146 1,624,714
Minerals Technologies, Inc. 12,009 998,669
Orion SA 34,286 752,235
5,931,072
Commercial Services & Supplies 2 .6%
ABM Industries, Inc. 19,812 1,001,893
CECO Environmental Corp.* 26,907 776,267
Cimpress plc*(a) 1,421 124,494
Deluxe Corp. 14,475 325,108
Ennis, Inc. 33,958 743,341
Enviri Corp.* 45,903 396,143
Healthcare Services Group,
Inc.* 70,947 750,619
Matthews International Corp.,
Class A 11,971 299,873
Montrose Environmental
Group, Inc.*(a) 6,296 280,550
UniFirst Corp. 7,253 1,244,107
Viad Corp.* 4,638 157,692
6,100,087
Communications Equipment 0 .6%
Harmonic, Inc.*(a) 4,372 51,459
Infinera Corp.* 6,635 40,407

24 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Communications Equipment
NetScout Systems, Inc.* 62,029 1,134,510
Viavi Solutions, Inc.* 21,868 150,233
1,376,609
Construction & Engineering 3 .0%
Construction Partners, Inc.,
Class A*(a) 1,495 82,539
Dycom Industries, Inc.* 5,375 907,085
Fluor Corp.* 33,089 1,441,026
Great Lakes Dredge & Dock
Corp.* 13,909 122,121
IES Holdings, Inc.* 6,633 924,176
Limbach Holdings, Inc.*(a) 8,150 463,979
Matrix Service Co.* 9,195 91,306
Primoris Services Corp. 25,822 1,288,260
Sterling Infrastructure, Inc.*(a) 14,279 1,689,777
7,010,269
Construction Materials 0 .7%
Knife River Corp.* 19,836 1,391,297
Summit Materials, Inc., Class
A* 2,661 97,419
United States Lime & Minerals,
Inc. 513 186,825
1,675,541
Consumer Finance 1 .3%
Encore Capital Group, Inc.* 18,333 765,036
Enova International, Inc.* 11,002 684,874
Green Dot Corp., Class A* 13,271 125,411
Medallion Financial Corp. 3,778 29,015
Moneylion, Inc.* 3,479 255,846
Navient Corp. 28,598 416,387
PRA Group, Inc.* 2,315 45,513
Regional Management Corp. 10,616 305,104
Upstart Holdings, Inc.*(a) 8,163 192,565
World Acceptance Corp.*(a) 1,308 161,643
2,981,394
Consumer Staples Distribution & Retail 0 .2%
Sprouts Farmers Market,
Inc.*(a) 2,638 220,695
Weis Markets, Inc. 2,511 157,615
378,310
Distributors 0 .4%
A-Mark Precious Metals, Inc.
(a) 28,836 933,421
Weyco Group, Inc. 969 29,380
962,801
Diversified Consumer Services 1 .2%
Coursera, Inc.*(a) 97,319 696,804
European Wax Center, Inc.,
Class A*(a) 6,942 68,934
Frontdoor, Inc.* 10,727 362,465
Graham Holdings Co., Class B 250 174,888
OneSpaWorld Holdings Ltd.* 18,690 287,265
Strategic Education, Inc. 10,866 1,202,432
2,792,788
Diversified REITs 0 .3%
American Assets Trust, Inc. 33,410 747,716
Armada Hoffler Properties, Inc. 5,669 62,869
810,585
Common Stocks
Shares Value ($)
Diversified Telecommunication Services 0 .3%
Liberty Latin America Ltd.,
Class A* 16,362 157,239
Lumen Technologies, Inc.*(a) 550,311 605,342
762,581
Electrical Equipment 1 .8%
Array Technologies, Inc.*(a) 26,018 266,945
Atkore, Inc.(a) 4,227 570,349
Bloom Energy Corp., Class
A*(a) 16,185 198,104
Enovix Corp.*(a) 6,778 104,788
Fluence Energy, Inc.* 2,036 35,304
FuelCell Energy, Inc.*(a) 124,382 79,455
GrafTech International Ltd.* 32,558 31,581
NEXTracker, Inc., Class A* 8,553 400,965
NuScale Power Corp., Class
A*(a) 6,378 74,559
Plug Power, Inc.* 12,918 30,099
Powell Industries, Inc.(a) 2,439 349,753
Shoals Technologies Group,
Inc., Class A*(a) 125,235 781,466
Thermon Group Holdings, Inc.* 33,739 1,037,812
TPI Composites, Inc.* 16,589 66,190
Vicor Corp.* 8,906 295,323
4,322,693
Electronic Equipment, Instruments & Components 3 .6%
Badger Meter, Inc. 8,899 1,658,329
Bel Fuse, Inc., Class B 2,422 158,011
Belden, Inc.(a) 4,745 445,081
Fabrinet*(a) 9,078 2,222,203
Itron, Inc.* 8,865 877,280
Knowles Corp.* 77,979 1,345,918
nLight, Inc.* 14,167 154,845
Ouster, Inc.* 6,412 63,030
Sanmina Corp.* 14,032 929,620
TTM Technologies, Inc.* 5,746 111,645
Vishay Precision Group, Inc.* 14,405 438,488
8,404,450
Energy Equipment & Services 2 .0%
Archrock, Inc. 19,350 391,257
ChampionX Corp. 23,969 796,010
Dril-Quip, Inc.* 17,408 323,789
Nabors Industries Ltd.*(a) 7,799 554,977
Noble Corp. plc 6,765 302,057
Oceaneering International,
Inc.* 6,176 146,124
SEACOR Marine Holdings,
Inc.*(a) 12,295 165,860
Seadrill Ltd.*(a) 2,011 103,566
Tidewater, Inc.* 15,674 1,492,322
Transocean Ltd.* 58,000 310,300
4,586,262
Entertainment 0 .7%
AMC Entertainment Holdings,
Inc., Class A* 16,840 83,863
Eventbrite, Inc., Class A* 93,554 452,801
Madison Square Garden
Entertainment Corp., Class
A*(a) 32,825 1,123,600
1,660,264

NVIT GS Small Cap Equity Insights Fund - June 30, 2024 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Financial Services 3 .1%
Alerus Financial Corp. 3,774 74,008
Banco Latinoamericano de
Comercio Exterior SA, Class
E 51,426 1,525,809
Flywire Corp.* 27,945 458,019
I3 Verticals, Inc., Class A* 31,267 690,375
International Money Express,
Inc.* 9,889 206,087
Marqeta, Inc., Class A* 32,636 178,845
Merchants Bancorp 4,525 183,444
Mr. Cooper Group, Inc.* 14,800 1,202,204
NCR Atleos Corp.* 8,810 238,046
NMI Holdings, Inc., Class A* 13,483 458,961
Pagseguro Digital Ltd., Class
A* 49,745 581,519
Payoneer Global, Inc.*(a) 125,318 694,262
Remitly Global, Inc.*(a) 9,937 120,436
Repay Holdings Corp., Class
A* 9,964 105,220
StoneCo Ltd., Class A* 50,211 602,030
7,319,265
Food Products 0 .5%
Dole plc(a) 6,995 85,619
Hain Celestial Group, Inc.
(The)*(a) 32,923 227,498
Lancaster Colony Corp. 4,079 770,808
1,083,925
Ground Transportation 0 .1%
ArcBest Corp. 2,139 229,044
Marten Transport Ltd. 4,046 74,649
PAM Transportation Services,
Inc.* 2,108 36,616
340,309
Health Care Equipment & Supplies 2 .2%
Artivion, Inc.*(a) 846 21,700
AtriCure, Inc.*(a) 32,809 747,061
Cerus Corp.*(a) 24,945 43,903
CONMED Corp.(a) 9,601 665,541
CVRx, Inc.*(a) 4,285 51,377
Embecta Corp.(a) 55,978 699,725
Haemonetics Corp.* 7,362 609,058
Inari Medical, Inc.*(a) 6,226 299,782
Inmode Ltd.*(a) 4,277 78,013
iRadimed Corp. 6,663 292,772
Lantheus Holdings, Inc.* 6,931 556,490
LeMaitre Vascular, Inc.(a) 2,121 174,516
Merit Medical Systems, Inc.* 1,992 171,212
Novocure Ltd.* 4,740 81,196
Pulmonx Corp.* 15,082 95,620
UFP Technologies, Inc.* 1,179 311,103
Varex Imaging Corp.* 11,185 164,755
5,063,824
Health Care Providers & Services 4 .0%
Addus HomeCare Corp.* 1,406 163,251
agilon health, Inc.* 28,474 186,220
Alignment Healthcare, Inc.*(a) 42,461 332,045
Brookdale Senior Living,
Inc.*(a) 63,826 435,931
Community Health Systems,
Inc.*(a) 109,796 368,914
Common Stocks
Shares Value ($)
Health Care Providers & Services
DocGo, Inc.* 13,899 42,948
Enhabit, Inc.* 42,181 376,254
Ensign Group, Inc. (The)(a) 4,676 578,374
Fulgent Genetics, Inc.* 2,199 43,144
Guardant Health, Inc.* 18,107 522,930
HealthEquity, Inc.*(a) 3,188 274,806
Hims & Hers Health, Inc.* 61,742 1,246,571
InfuSystem Holdings, Inc.* 5,276 36,035
Joint Corp. (The)*(a) 36,044 506,779
LifeStance Health Group, Inc.* 38,881 190,906
ModivCare, Inc.*(a) 13,396 351,511
Nano-X Imaging Ltd.*(a) 40,758 299,164
Option Care Health, Inc.*(a) 13,304 368,521
Pediatrix Medical Group, Inc.* 13,655 103,095
Pennant Group, Inc. (The)* 35,679 827,396
Select Medical Holdings Corp. 34,495 1,209,395
US Physical Therapy, Inc. 5,124 473,560
Viemed Healthcare, Inc.* 64,894 425,056
9,362,806
Health Care REITs 0 .1%
LTC Properties, Inc.(a) 3,696 127,512
Universal Health Realty
Income Trust 4,748 185,837
313,349
Health Care Technology 0 .2%
Evolent Health, Inc., Class
A*(a) 13,203 252,442
Health Catalyst, Inc.*(a) 19,739 126,132
378,574
Hotel & Resort REITs 1 .7%
Chatham Lodging Trust 102,655 874,621
RLJ Lodging Trust 127,150 1,224,455
Service Properties Trust(a) 130,682 671,705
Summit Hotel Properties, Inc. 34,274 205,301
Sunstone Hotel Investors, Inc. 67,578 706,866
Xenia Hotels & Resorts, Inc. 22,743 325,907
4,008,855
Hotels, Restaurants & Leisure 3 .8%
Cheesecake Factory, Inc.
(The)(a) 24,784 973,763
Chuy's Holdings, Inc.* 23,266 603,055
Cracker Barrel Old Country
Store, Inc.(a) 15,149 638,682
Denny's Corp.* 92,386 655,941
Everi Holdings, Inc.* 36,948 310,363
International Game
Technology plc 63,435 1,297,880
Jack in the Box, Inc.(a) 15,513 790,232
Life Time Group Holdings,
Inc.*(a) 51,305 966,073
Portillo's, Inc., Class A*(a) 48,220 468,698
RCI Hospitality Holdings, Inc. 13,585 591,763
Rush Street Interactive, Inc.* 76,350 732,196
Shake Shack, Inc., Class A* 4,611 414,990
Sweetgreen, Inc., Class A*(a) 5,034 151,725
United Parks & Resorts, Inc.* 4,647 252,379
Xponential Fitness, Inc., Class
A* 2,611 40,732
8,888,472

26 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Household Durables 2 .0%
Cricut, Inc., Class A* 6,376 38,192
GoPro, Inc., Class A*(a) 81,145 115,226
Green Brick Partners, Inc.* 13,079 748,642
Installed Building Products,
Inc.(a) 6,790 1,396,567
LGI Homes, Inc.*(a) 9,876 883,803
M/I Homes, Inc.* 12,343 1,507,574
4,690,004
Household Products 0 .6%
Energizer Holdings, Inc.(a) 29,797 880,204
WD-40 Co.(a) 2,002 439,719
1,319,923
Independent Power and Renewable Electricity Producers
0 .0%
†
Ormat Technologies, Inc.(a) 476 34,129
Industrial REITs 0 .6%
LXP Industrial Trust 162,706 1,483,879
Insurance 3 .1%
Ambac Financial Group, Inc.* 10,962 140,533
American Coastal Insurance
Corp.*(a) 3,362 35,469
Baldwin Insurance Group, Inc.
(The), Class A* 18,490 655,840
CNO Financial Group, Inc. 26,325 729,729
Genworth Financial, Inc.,
Class A* 178,188 1,076,256
Goosehead Insurance, Inc.,
Class A*(a) 16,562 951,321
James River Group Holdings
Ltd.(a) 66,814 516,472
Mercury General Corp. 21,442 1,139,428
Palomar Holdings, Inc.* 12,137 984,918
Selective Insurance Group,
Inc.(a) 4,329 406,190
Universal Insurance Holdings,
Inc. 33,092 620,806
7,256,962
Interactive Media & Services 0 .6%
fuboTV, Inc.*(a) 106,297 131,808
MediaAlpha, Inc., Class A* 1,966 25,892
QuinStreet, Inc.* 27,209 451,397
Shutterstock, Inc.(a) 2,988 115,636
Vimeo, Inc.* 111,974 417,663
ZipRecruiter, Inc., Class A* 17,866 162,402
1,304,798
IT Services 0 .4%
BigCommerce Holdings, Inc.,
Series 1* 14,221 114,621
DigitalOcean Holdings, Inc.*(a) 8,486 294,888
Fastly, Inc., Class A*(a) 17,792 131,127
Hackett Group, Inc. (The) 10,291 223,521
Thoughtworks Holding, Inc.*(a) 45,870 130,271
894,428
Leisure Products 0 .6%
Funko, Inc., Class A*(a) 38,554 376,287
Malibu Boats, Inc., Class A*(a) 18,574 650,833
MasterCraft Boat Holdings,
Inc.* 842 15,897
Common Stocks
Shares Value ($)
Leisure Products
Peloton Interactive, Inc., Class
A* 96,918 327,583
Solo Brands, Inc., Class A* 14,882 33,931
1,404,531
Life Sciences Tools & Services 0 .4%
Adaptive Biotechnologies
Corp.*(a) 28,783 104,194
BioLife Solutions, Inc.*(a) 3,496 74,919
Codexis, Inc.*(a) 29,957 92,867
Cytek Biosciences, Inc.* 43,341 241,843
Maravai LifeSciences
Holdings, Inc., Class A* 31,526 225,726
Pacific Biosciences of
California, Inc.* 52,871 72,433
Quanterix Corp.* 1,217 16,077
828,059
Machinery 4 .1%
Chart Industries, Inc.*(a) 3,457 498,983
Douglas Dynamics, Inc. 16,829 393,799
ESCO Technologies, Inc. 3,811 400,307
Federal Signal Corp. 19,888 1,664,029
Franklin Electric Co., Inc. 10,299 992,000
Gencor Industries, Inc.* 2,906 56,202
Gorman-Rupp Co. (The) 6,523 239,459
Graham Corp.* 1,416 39,875
Helios Technologies, Inc. 6,022 287,551
Hillman Solutions Corp.* 20,978 185,655
John Bean Technologies Corp. 1,145 108,741
Kennametal, Inc.(a) 4,265 100,398
Mayville Engineering Co., Inc.* 3,218 53,612
Miller Industries, Inc. 2,447 134,634
Mueller Industries, Inc. 10,303 586,653
Mueller Water Products, Inc.,
Class A 88,546 1,586,744
Omega Flex, Inc. 2,786 142,866
Proto Labs, Inc.* 830 25,639
SPX Technologies, Inc.* 11,810 1,678,673
Terex Corp.(a) 2,411 132,219
Wabash National Corp. 10,550 230,412
9,538,451
Marine Transportation 0 .7%
Costamare, Inc.(a) 37,355 613,743
Matson, Inc. 4,465 584,781
Pangaea Logistics Solutions
Ltd. 13,169 103,113
Safe Bulkers, Inc. 74,637 434,387
1,736,024
Media 1 .3%
Entravision Communications
Corp., Class A 38,028 77,197
EW Scripps Co. (The), Class
A*(a) 82,815 260,039
Gray Television, Inc. 122,168 635,273
Integral Ad Science Holding
Corp.* 20,794 202,118
John Wiley & Sons, Inc., Class
A 5,916 240,781
Magnite, Inc.*(a) 15,152 201,370
National CineMedia, Inc.* 17,982 78,941
PubMatic, Inc., Class A* 23,399 475,234

NVIT GS Small Cap Equity Insights Fund - June 30, 2024 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Media
TechTarget, Inc.*(a) 16,248 506,450
Thryv Holdings, Inc.*(a) 12,196 217,333
WideOpenWest, Inc.*(a) 14,714 79,603
2,974,339
Metals & Mining 1 .1%
Carpenter Technology Corp. 15,486 1,696,956
Hecla Mining Co. 202,553 982,382
Materion Corp. 221 23,897
2,703,235
Mortgage Real Estate Investment Trusts (REITs) 0 .9%
Arbor Realty Trust, Inc.(a) 79,298 1,137,926
BrightSpire Capital, Inc., Class
A(a) 17,031 97,077
Chimera Investment Corp.(a) 9,570 122,496
Ladder Capital Corp., Class
A(a) 3,299 37,246
PennyMac Mortgage
Investment Trust(a) 36,300 499,125
TPG RE Finance Trust, Inc.(a) 23,318 201,467
2,095,337
Multi-Utilities 1 .2%
Avista Corp. 40,520 1,402,397
Black Hills Corp. 28,096 1,527,861
2,930,258
Oil, Gas & Consumable Fuels 3 .7%
Ardmore Shipping Corp. 4,269 96,181
Berry Corp. 39,446 254,821
DHT Holdings, Inc. 123,755 1,431,845
Dorian LPG Ltd.(a) 35,518 1,490,335
Excelerate Energy, Inc., Class
A 18,590 342,800
Golar LNG Ltd. 4,632 145,213
Kosmos Energy Ltd.* 61,102 338,505
Murphy Oil Corp. 3,384 139,556
Nordic American Tankers Ltd.
(a) 274,557 1,092,737
PBF Energy, Inc., Class A 7,559 347,865
Peabody Energy Corp. 2,181 48,244
Scorpio Tankers, Inc. 12,174 989,624
Sitio Royalties Corp., Class
A(a) 5,279 124,637
Teekay Corp.* 91,550 821,204
Teekay Tankers Ltd., Class A 13,697 942,491
8,606,058
Passenger Airlines 0 .0%
†
Joby Aviation, Inc.* 15,556 79,336
Pharmaceuticals 0 .7%
ANI Pharmaceuticals, Inc.* 1,625 103,480
Atea Pharmaceuticals, Inc.*(a) 7,624 25,235
Fulcrum Therapeutics, Inc.* 5,815 36,053
Phathom Pharmaceuticals,
Inc.* 19,489 200,737
Phibro Animal Health Corp.,
Class A 30,137 505,397
Supernus Pharmaceuticals,
Inc.*(a) 20,514 548,750
Theravance Biopharma, Inc.* 24,568 208,337
1,627,989
Common Stocks
Shares Value ($)
Professional Services 1 .1%
Conduent, Inc.* 97,891 319,125
ExlService Holdings, Inc.* 36,263 1,137,208
Exponent, Inc. 6,308 600,017
Franklin Covey Co.* 8,564 325,432
NV5 Global, Inc.* 1,062 98,734
Planet Labs PBC* 45,618 84,849
Willdan Group, Inc.* 942 27,177
2,592,542
Real Estate Management & Development 0 .6%
Compass, Inc., Class A* 67,313 242,327
Forestar Group, Inc.* 29,352 938,970
Newmark Group, Inc., Class A 20,151 206,145
St Joe Co. (The) 937 51,254
1,438,696
Residential REITs 1 .3%
Apartment Investment and
Management Co., Class A* 28,157 233,421
Centerspace 6,687 452,242
NexPoint Residential Trust,
Inc. 36,251 1,432,277
UMH Properties, Inc. 54,792 876,124
2,994,064
Retail REITs 0 .4%
Alexander's, Inc.(a) 1,534 344,935
Kite Realty Group Trust 13,755 307,837
Macerich Co. (The) 11,479 177,236
Tanger, Inc. 5,297 143,602
973,610
Semiconductors & Semiconductor Equipment 2 .0%
Aehr Test Systems*(a) 4,661 52,063
Alpha & Omega
Semiconductor Ltd.*(a) 1,573 58,783
Ambarella, Inc.* 4,813 259,661
Axcelis Technologies, Inc.* 11,209 1,593,808
Cohu, Inc.* 1,442 47,730
FormFactor, Inc.*(a) 16,839 1,019,265
Impinj, Inc.* 1,048 164,295
MaxLinear, Inc., Class A* 6,075 122,351
PDF Solutions, Inc.* 10,414 378,861
Photronics, Inc.* 15,225 375,601
Power Integrations, Inc.(a) 2,834 198,918
Semtech Corp.* 1,196 35,736
SiTime Corp.*(a) 2,794 347,518
4,654,590
Software 6 .9%
A10 Networks, Inc. 9,765 135,245
ACI Worldwide, Inc.* 44,717 1,770,346
Agilysys, Inc.* 5,356 557,774
Alarm.com Holdings, Inc.*(a) 23,133 1,469,871
Alkami Technology, Inc.*(a) 20,917 595,716
Altair Engineering, Inc., Class
A*(a) 10,246 1,004,928
C3.ai, Inc., Class A*(a) 3,843 111,293
Cleanspark, Inc.*(a) 73,670 1,175,036
Clear Secure, Inc., Class A(a) 70,238 1,314,153
Clearwater Analytics Holdings,
Inc., Class A* 39,478 731,133
CommVault Systems, Inc.*(a) 8,627 1,048,784
Consensus Cloud Solutions,
Inc.*(a) 20,373 350,008

28 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Software
Daily Journal Corp.*(a) 411 162,131
E2open Parent Holdings, Inc.* 57,036 256,092
Envestnet, Inc.*(a) 11,172 699,255
Freshworks, Inc., Class A* 22,858 290,068
LiveRamp Holdings, Inc.* 1,773 54,857
Marathon Digital Holdings,
Inc.*(a) 26,523 526,482
Olo, Inc., Class A* 20,245 89,483
OneSpan, Inc.* 16,794 215,299
Q2 Holdings, Inc.* 21,766 1,313,143
Red Violet, Inc.*(a) 5,057 128,448
Riot Platforms, Inc.*(a) 38,766 354,321
Sapiens International Corp.
NV 6,242 211,791
SEMrush Holdings, Inc., Class
A* 15,465 207,076
SolarWinds Corp. 38,232 460,696
SoundThinking, Inc.* 5,495 66,929
SPS Commerce, Inc.* 238 44,782
Terawulf, Inc.*(a) 90,949 404,723
Viant Technology, Inc., Class
A* 8,207 81,003
Xperi, Inc.* 21,278 174,692
Zuora, Inc., Class A* 22,104 219,493
16,225,051
Specialized REITs 0 .2%
Outfront Media, Inc.(a) 27,793 397,440
Uniti Group, Inc. 36,500 106,580
504,020
Specialty Retail 3 .3%
Abercrombie & Fitch Co.,
Class A* 5,851 1,040,542
American Eagle Outfitters, Inc.
(a) 69,905 1,395,304
Arko Corp.(a) 7,363 46,166
Asbury Automotive Group,
Inc.*(a) 411 93,654
Buckle, Inc. (The)(a) 8,628 318,718
Foot Locker, Inc. 23,230 578,892
J Jill, Inc. 2,947 103,057
Leslie's, Inc.* 51,677 216,527
Revolve Group, Inc., Class
A*(a) 6,575 104,608
Shoe Carnival, Inc.(a) 19,250 710,132
Sleep Number Corp.* 20,346 194,711
Upbound Group, Inc. 5,798 177,999
Urban Outfitters, Inc.* 17,771 729,499
Warby Parker, Inc., Class A*(a) 36,413 584,793
Winmark Corp.(a) 2,101 740,876
Zumiez, Inc.* 33,466 651,918
7,687,396
Technology Hardware, Storage & Peripherals 0 .0%
†
Corsair Gaming, Inc.* 3,423 37,790
Eastman Kodak Co.* 3,996 21,498
59,288
Textiles, Apparel & Luxury Goods 0 .3%
Figs, Inc., Class A*(a) 120,992 644,887
Wolverine World Wide, Inc.(a) 2,986 40,371
685,258
Common Stocks
Shares Value ($)
Tobacco 0 .4%
Vector Group Ltd. 79,681 842,228
Trading Companies & Distributors 1 .6%
DNOW, Inc.* 42,485 583,319
DXP Enterprises, Inc.* 4,030 184,735
FTAI Aviation Ltd.(a) 20,498 2,116,009
McGrath RentCorp 2,314 246,557
MRC Global, Inc.* 54,065 697,979
3,828,599
Water Utilities 0 .1%
Consolidated Water Co. Ltd.(a) 9,695 257,305
Wireless Telecommunication Services 0 .2%
Gogo, Inc.*(a) 12,711 122,280
Spok Holdings, Inc.(a) 6,544 96,917
Telephone & Data Systems,
Inc. 12,217 253,258
472,455
Total Common Stocks
(cost $215,633,725) 232,914,958
Repurchase Agreements 15 .7%
Principal
Amount ($)
Bank of America NA,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $1,000,443,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/1/2042 -
7/1/2046; total market
value $1,020,000.(b)(c) 1,000,000 1,000,000
BofA Securities, Inc.,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $4,001,770,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 6.34%, maturing
3/25/2028 - 10/20/2065;
total market value
$4,080,000.(b)(c) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $7,003,139,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074; total
market value $7,140,000.
(b)(c) 7,000,000 7,000,000

NVIT GS Small Cap Equity Insights Fund - June 30, 2024 (Unaudited) - Statement of Investments - 29
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $4,929,339,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$5,025,673.(b)(c) 4,927,130 4,927,130
MetLife, Inc.,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,004,442,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $10,205,592.(b)(c) 10,000,000 10,000,000
Pershing LLC,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,004,442,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $10,200,000.(b)(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $36,927,130) 36,927,130
Total Investments
(cost $252,660,672) — 115.0% 269,942,386
Liabilities in excess of other assets
— (15.0)% (35,300,943)
NET ASSETS — 100.0%
$ 234,641,443
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $51,218,724, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $36,927,130 and by $15,706,220 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/30/2024 – 2/15/2054, a total value of $52,633,350.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $36,927,130.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

30 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 1 9/2024 USD 103,250 1,764
Net contracts 1,764
As of June 30, 2024, the Fund had $7,150 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT U.S. 130/30 Equity Fund - June 30, 2024 (Unaudited) - Statement of Investments - 31
Common Stocks 97 .9%
Shares Value ($)
Aerospace & Defense 0 .0%
†
Leonardo DRS, Inc.* 8,864 226,121
Automobile Components 1 .0%
BorgWarner, Inc. 32,300 1,041,352
Lear Corp. 66,629 7,609,698
Phinia, Inc. 17,275 679,944
9,330,994
Automobiles 1 .1%
General Motors Co. 216,162 10,042,886
Banks 0 .1%
BOK Financial Corp. 1,950 178,698
Comerica, Inc. 18,169 927,346
1,106,044
Biotechnology 2 .0%
Exelixis, Inc.* 34,857 783,237
Incyte Corp.* 7,552 457,802
Ionis Pharmaceuticals, Inc.* 44,104 2,101,997
Neurocrine Biosciences, Inc.* 36,041 4,961,764
Sarepta Therapeutics, Inc.* 45,956 7,261,048
Ultragenyx Pharmaceutical,
Inc.* 58,119 2,388,691
17,954,539
Broadline Retail 2 .4%
Amazon.com, Inc.* 96,109 18,573,064
MercadoLibre, Inc.* 2,009 3,301,591
21,874,655
Building Products 0 .4%
Builders FirstSource, Inc.* 24,091 3,334,435
Capital Markets 0 .6%
Northern Trust Corp. 50,704 4,258,122
State Street Corp. 12,196 902,504
5,160,626
Chemicals 4 .3%
Dow, Inc. 223,461 11,854,606
DuPont de Nemours, Inc. 149,228 12,011,362
Huntsman Corp. 282,400 6,430,248
LyondellBasell Industries NV,
Class A 88,581 8,473,658
38,769,874
Commercial Services & Supplies 0 .6%
Veralto Corp. 57,652 5,504,037
Vestis Corp. 19,097 233,556
5,737,593
Construction & Engineering 0 .6%
AECOM 62,844 5,539,070
Consumer Finance 1 .9%
SLM Corp. 155,578 3,234,467
Synchrony Financial 288,748 13,626,018
16,860,485
Consumer Staples Distribution & Retail 0 .9%
Maplebear, Inc.* 77,442 2,488,986
Walmart, Inc. 79,931 5,412,128
7,901,114
Diversified Consumer Services 0 .1%
Duolingo, Inc., Class A* 6,817 1,422,503
Common Stocks
Shares Value ($)
Diversified Telecommunication Services 0 .2%
Iridium Communications, Inc. 55,019 1,464,606
Electric Utilities 3 .7%
Constellation Energy Corp. 4,843 969,908
Exelon Corp. 279,142 9,661,105
NRG Energy, Inc. 175,447 13,660,303
Pinnacle West Capital Corp. 122,830 9,381,755
33,673,071
Electrical Equipment 0 .2%
GE Vernova, Inc.* 8,368 1,435,196
Electronic Equipment, Instruments & Components 0 .0%
†
Amphenol Corp., Class A 4,416 297,506
Entertainment 1 .7%
Live Nation Entertainment,
Inc.* 131,463 12,323,342
Playtika Holding Corp. 15,582 122,630
ROBLOX Corp., Class A* 63,374 2,358,147
Roku, Inc., Class A* 8,225 492,924
15,297,043
Financial Services 4 .2%
Corebridge Financial, Inc. 248,380 7,232,826
Mastercard, Inc., Class A 37,703 16,633,055
PayPal Holdings, Inc.* 252,090 14,628,783
38,494,664
Food Products 1 .2%
Archer-Daniels-Midland Co. 150,608 9,104,254
Tyson Foods, Inc., Class A 23,519 1,343,876
WK Kellogg Co. 12,766 210,128
10,658,258
Ground Transportation 5 .2%
JB Hunt Transport Services,
Inc. 42,042 6,726,720
Landstar System, Inc. 3,191 588,676
Lyft, Inc., Class A* 423,074 5,965,343
Old Dominion Freight Line, Inc. 58,420 10,316,972
Saia, Inc.* 8,998 4,267,661
Schneider National, Inc., Class
B 28,249 682,496
Uber Technologies, Inc.* 250,486 18,205,323
46,753,191
Health Care Equipment & Supplies 1 .5%
Align Technology, Inc.* 8,230 1,986,969
GE HealthCare Technologies,
Inc. 74,966 5,841,351
Tandem Diabetes Care, Inc.* 139,756 5,630,769
13,459,089
Health Care Providers & Services 3 .3%
Cardinal Health, Inc. 11,136 1,094,892
Elevance Health, Inc. 32,034 17,357,943
Humana, Inc. 16,351 6,109,551
Molina Healthcare, Inc.* 18,604 5,530,969
30,093,355
Health Care Technology 0 .0%
†
Doximity, Inc., Class A* 12,073 337,682
Hotels, Restaurants & Leisure 4 .2%
Airbnb, Inc., Class A* 34,256 5,194,237
Booking Holdings, Inc. 4,723 18,710,165

32 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Domino's Pizza, Inc. 26,839 13,857,781
37,762,183
Household Durables 3 .3%
DR Horton, Inc. 84,810 11,952,273
Lennar Corp., Class A 77,521 11,618,072
NVR, Inc.* 506 3,839,812
PulteGroup, Inc. 22,352 2,460,955
29,871,112
Independent Power and Renewable Electricity Producers
1 .0%
Vistra Corp. 102,784 8,837,368
Insurance 5 .6%
Allstate Corp. (The) 80,884 12,913,939
Brighthouse Financial, Inc.* 108,409 4,698,446
Globe Life, Inc. 138,520 11,397,426
Hartford Financial Services
Group, Inc. (The) 15,715 1,579,986
Progressive Corp. (The) 36,870 7,658,268
Reinsurance Group of
America, Inc. 46,926 9,632,500
RLI Corp. 2,428 341,595
Travelers Cos., Inc. (The) 13,399 2,724,553
50,946,713
Interactive Media & Services 3 .6%
Alphabet, Inc., Class C 110,861 20,334,125
Meta Platforms, Inc., Class A 21,052 10,614,839
TripAdvisor, Inc.* 103,999 1,852,222
32,801,186
IT Services 1 .7%
DXC Technology Co.* 93,500 1,784,915
EPAM Systems, Inc.* 20,251 3,809,415
VeriSign, Inc.* 55,571 9,880,524
15,474,854
Machinery 1 .2%
Otis Worldwide Corp. 93,763 9,025,626
PACCAR, Inc. 19,575 2,015,051
11,040,677
Media 0 .4%
Interpublic Group of Cos., Inc.
(The) 142,152 4,135,202
Oil, Gas & Consumable Fuels 3 .8%
ConocoPhillips 15,936 1,822,760
Marathon Petroleum Corp. 74,105 12,855,736
Phillips 66 40,561 5,725,996
Valero Energy Corp. 87,749 13,755,533
34,160,025
Paper & Forest Products 0 .6%
Louisiana-Pacific Corp. 63,079 5,193,294
Professional Services 4 .4%
Automatic Data Processing,
Inc. 66,792 15,942,582
KBR, Inc. 140,268 8,996,789
ManpowerGroup, Inc. 34,712 2,422,898
Paycom Software, Inc. 25,338 3,624,348
Robert Half, Inc. 109,487 7,004,978
TriNet Group, Inc. 15,433 1,543,300
39,534,895
Common Stocks
Shares Value ($)
Real Estate Management & Development 0 .2%
Howard Hughes Holdings,
Inc.* 34,776 2,254,180
Residential REITs 1 .3%
Camden Property Trust 65,912 7,191,658
Essex Property Trust, Inc. 17,345 4,721,309
11,912,967
Semiconductors & Semiconductor Equipment 9 .3%
Amkor Technology, Inc. 40,346 1,614,647
Cirrus Logic, Inc.* 18,054 2,304,774
Intel Corp. 252,725 7,826,893
NVIDIA Corp. 526,960 65,100,638
Teradyne, Inc. 52,183 7,738,217
84,585,169
Software 12 .1%
Adobe, Inc.* 3,776 2,097,719
Atlassian Corp., Class A* 52,024 9,202,005
DoubleVerify Holdings, Inc.* 30,108 586,203
Dropbox, Inc., Class A* 180,215 4,049,431
Dynatrace, Inc.* 77,901 3,485,291
Fortinet, Inc.* 215,937 13,014,523
Gitlab, Inc., Class A* 13,502 671,319
Guidewire Software, Inc.* 70,731 9,753,098
Microsoft Corp. 115,595 51,665,185
Nutanix, Inc., Class A* 49,845 2,833,688
Procore Technologies, Inc.* 39,009 2,586,687
SentinelOne, Inc., Class A* 131,405 2,766,075
Smartsheet, Inc., Class A* 106,205 4,681,516
Teradata Corp.* 23,340 806,630
UiPath, Inc., Class A* 103,883 1,317,237
109,516,607
Technology Hardware, Storage & Peripherals 7 .7%
Apple, Inc. 329,704 69,442,256
Trading Companies & Distributors 0 .3%
WESCO International, Inc. 16,157 2,561,208
Total Investments
(cost $678,132,110) — 97.9% 887,254,496
Other assets in excess of liabilities — 2.1% 19,032,353
NET ASSETS — 100.0%
$ 906,286,849
†
Amount rounds to less than 0.1%.
*
Denotes a non-income producing security.
REIT Real Estate Investment Trust

NVIT U.S. 130/30 Equity Fund - June 30, 2024 (Unaudited) - Statement of Investments - 33
OTC Total return swap contracts outstanding as of June 30, 2024 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 49,016 24,508 24,508
Adobe, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 4,796 42,109 42,109
Advanced Drainage
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,660 4,194 4,194
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 6,192 1,548 1,548
Airbnb, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 77,253 1,545 1,545
Albemarle Corp. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 42,444 14,855 14,855
Alliant Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 62,464 11,244 11,244
Allstate Corp. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 1,134 646 646
Amkor Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 15,108 18,715 18,715
Archer-Daniels-
Midland Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 60,423 20,544 20,544
Avantor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 128,009 28,162 28,162
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 25,084 8,779 8,779
Bio-Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 71,282 12,118 12,118
BOK Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 6,171 10,275 10,275
BorgWarner, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 226,773 79,371 79,371
Boston Beer Co.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 8,551 23,002 23,002
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 56,921 32,445 32,445
Casey's General
Stores, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 10,450 13,690 13,690

34 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 42,234 39,278 39,278
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 33,651 28,603 28,603
ConocoPhillips OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 29,034 11,904 11,904
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 13,633 31,492 31,492
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 35,237 28,542 28,542
DoubleVerify
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 50,122 21,051 21,051
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 312,572 15,629 15,629
DXC Technology Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 218,564 54,641 54,641
Enphase Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 33,368 161,491 161,491
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 9,525 28,575 28,575
Essex Property
Trust, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 7,549 9,587 9,587
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 14,996 175,753 175,753
FirstCash Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 25,588 14,585 14,585
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 37,801 1,512 1,512
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 19,184 25,131 25,131
General Motors Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 47,521 47,521 47,521
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 91,923 33,092 33,092
Guidewire Software,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 6,833 4,715 4,715
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 26,416 72,380 72,380

NVIT U.S. 130/30 Equity Fund - June 30, 2024 (Unaudited) - Statement of Investments - 35
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 316,252 47,438 47,438
Howmet Aerospace,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 53,273 104,948 104,948
Humana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 23,961 276,869 276,869
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 83,360 25,008 25,008
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 6,081 2,615 2,615
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 24,829 71,508 71,508
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 8,077 727 727
Kirby Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 35,256 11,282 11,282
Kyndryl Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 236,407 61,466 61,466
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 63,796 12,759 12,759
Maplebear, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 95,311 39,078 39,078
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 2.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 1,038,831 207,766 207,766
MicroStrategy, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 749 110,792 110,792
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 88,419 884 884
Monolithic Power
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 1,102 13,477 13,477
Neurocrine
Biosciences, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 22,047 74,078 74,078
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 66,605 25,310 25,310
Old Dominion
Freight Line, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 8,862 22,066 22,066
Ollie's Bargain
Outlet Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 16,632 2,827 2,827

36 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Onto Innovation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 20,799 9,152 9,152
Otis Worldwide
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 44,587 28,982 28,982
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 36,005 105,135 105,135
Phinia, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 51,893 36,078 36,078
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 5,502 1,100 1,100
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 125,785 1,258 1,258
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.82% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 121,735 15,826 15,826
Procore
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 73,859 132,946 132,946
PulteGroup, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 28,805 15,843 15,843
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 17,109 22,071 22,071
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 26,833 14,221 14,221
RLI Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 6,202 5,086 5,086
Robert Half, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 11,176 11,511 11,511
Robinhood Markets,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 129,538 15,545 15,545
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 12,351 24,702 24,702
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 46,459 18,816 18,816
SentinelOne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 51,351 15,919 15,919
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 213,074 83,099 83,099
Smartsheet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 36,950 19,214 19,214

NVIT U.S. 130/30 Equity Fund - June 30, 2024 (Unaudited) - Statement of Investments - 37
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 123,143 4,926 4,926
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 119,278 3,578 3,578
Sunrun, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 118,496 167,079 167,079
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,616 327,782 327,782
Take-Two Interactive
Software, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 28,150 41,944 41,944
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 56,956 47,843 47,843
TripAdvisor, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 100,034 34,012 34,012
Twilio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 32,210 26,412 26,412
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 175,820 209,226 209,226
Valero Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 7,353 27,868 27,868
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 34,890 113,741 113,741
Vestis Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 21,856 3,169 3,169
VF Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 279,905 58,780 58,780
WESCO
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 2,641 1,670 1,670
WillScot Mobile Mini
Holdings Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 57,871 17,940 17,940
Wolfspeed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 71,177 29,202 29,202
– –
Total unrealized appreciation 3,955,806 3,955,806
– –
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 58,752 (38,776) (38,776)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 471,302 (65,982) (65,982)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 28,784 (45,191) (45,191)

38 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 8,642 (28,000) (28,000)
Amphenol Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 122,048 (1,220) (1,220)
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 25,525 (63,812) (63,812)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 55,333 (1,660) (1,660)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 36,987 (19,696) (19,696)
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 29,999 (104,397) (104,397)
Asbury Automotive
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 6,554 (11,338) (11,338)
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 6,751 (4,996) (4,996)
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 44,426 (23,102) (23,102)
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 41 (20) (20)
Bridgebio Pharma,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 22,166 (2,882) (2,882)
Bright Horizons
Family Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 17,063 (54,943) (54,943)
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 38,560 (8,098) (8,098)
Broadcom, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 831 (20,044) (20,044)
Charter
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 8,080 (39,188) (39,188)
Choice Hotels
International, Inc.
Increases in total
return of reference
entity
OBFR - 2.20% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 38,705 (40,640) (40,640)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 28,268 (41,554) (41,554)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 74,687 (17,925) (17,925)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 75,761 (91,671) (91,671)

NVIT U.S. 130/30 Equity Fund - June 30, 2024 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Columbia Banking
System, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 99,508 (116,424) (116,424)
Confluent, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 123,093 (8,617) (8,617)
Crowdstrike
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 4,475 (18,347) (18,347)
Cummins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 10,767 (20,242) (20,242)
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 9,277 (3,711) (3,711)
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 155,507 (24,881) (24,881)
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 41,697 (121,338) (121,338)
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 5,610 (5,161) (5,161)
Erie Indemnity Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 6,346 (1,269) (1,269)
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 1,635 (98) (98)
Frontier
Communications
Parent, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 164,199 (64,038) (64,038)
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 42,157 (37,941) (37,941)
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 266,505 (129,255) (129,255)
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 65,612 (47,897) (47,897)
Hartford Financial
Services Group, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 76,963 (133,916) (133,916)
Howard Hughes
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 4,404 (1,409) (1,409)
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 2,423 (73) (73)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 50,410 (36,799) (36,799)
Insmed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 10,602 (4,625) (4,625)

40 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Iridium
Communications,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 5,538 (222) (222)
Iron Mountain, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 68,234 (72,328) (72,328)
Kraft Heinz Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 50,642 (17,725) (17,725)
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 8,402 (9,998) (9,998)
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 18,946 (34,482) (34,482)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 30,025 (35,129) (35,129)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 28,835 (244,413) (244,413)
Mercury Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 1,927 (443) (443)
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 7,642 (113,407) (113,407)
Microchip
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 54,061 (136,342) (136,342)
MKS Instruments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 44,754 (32,223) (32,223)
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,722 (25,671) (25,671)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 17,988 (99,474) (99,474)
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 15,487 (9,757) (9,757)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 49,606 (35,091) (35,091)
New York
Community
Bancorp, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 466,485 (88,632) (88,632)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 77,748 (34,004) (34,004)
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 991 (67,745) (67,745)
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 274,837 (164,902) (164,902)

NVIT U.S. 130/30 Equity Fund - June 30, 2024 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
OneMain Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 20,583 (9,674) (9,674)
ONEOK, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 62,435 (49,948) (49,948)
Penn Entertainment,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 17,862 (8,306) (8,306)
Rayonier, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 19,793 (7,663) (7,663)
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 1,785 (1,499) (1,499)
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 36,095 (361) (361)
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 45,384 (3,177) (3,177)
SPX Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 30,727 (30,112) (30,112)
STERIS plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 22,319 (80,795) (80,795)
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 13,275 (1,858) (1,858)
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 12,140 (19,060) (19,060)
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 8,292 (663) (663)
TFS Financial Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 17,222 (7,965) (7,965)
Travelers Cos., Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 48,888 (125,153) (125,153)
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 9,802 (22,839) (22,839)
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 81,949 (47,940) (47,940)
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 69,890 (22,365) (22,365)
Union Pacific Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 19,601 (80,168) (80,168)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 111,755 (11,175) (11,175)

42 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Veralto Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 42,300 (86,715) (86,715)
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 6,507 (2,798) (2,798)
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 19,935 (20,384) (20,384)
Walmart, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 126,644 (21,529) (21,529)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 618,729 (52,729) (52,729)
Webster Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 25,869 (55,101) (55,101)
Wendy's Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 105,583 (28,507) (28,507)
Williams-Sonoma,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 12,067 (59,490) (59,490)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 75,093 (24,030) (24,030)
– –
Total unrealized depreciation (3,605,168) (3,605,168)
– –
Net unrealized appreciation 350,638 350,638
Financing Costs of Swap Contracts (22,668) (22,668)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 327,970 327,970
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

44 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
Assets:
Investment securities, at value
*
$ 774,058,005
Repurchase agreements, at value 4,394,849
Cash 6,076,808
Deposits with broker for futures contracts —
Foreign currencies, at value 950,589
Interest and dividends receivable 3,017,530
Security lending income receivable 1,879
Receivable for investments sold —
Receivable for capital shares issued 2,339
Reclaims receivable 45,961
Swap contracts, at value (Note 2) —
Receivable for variation margin on futures contracts —
Receivable for variation margin on centrally cleared swap contracts —
Prepaid expenses 4,271
Total Assets 788,552,231
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 1,266,168
Swap contracts, at value (Note 2) —
Cash overdraft (Note 2) —
Payable upon return of securities loaned (Note 2) 4,394,849
Accrued expenses and other payables:
Investment advisory fees 579,378
Fund administration fees 20,508
Accounting and transfer agent fees 8
Trustee fees 643
Due to broker —
Deferred capital gain country tax 4,364,799
Custodian fees 6,381
Compliance program costs (Note 3) 823
Professional fees 2,837
Printing fees 2,485
Other 2,372
Total Liabilities 10,641,251
Net Assets $ 777,910,980
* Includes value of securities on loan (Note 2) 4,783,283
Cost of investment securities 685,731,759
Cost of repurchase agreements 4,394,849
Cost of foreign currencies 949,537
Represented by:
Capital $ 752,334,291
Total distributable earnings (loss) 25,576,689
Net Assets $ 777,910,980

1940 Act Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 45
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 705,480,103 $ 2,167,004,157 $ 233,015,256 $ 887,254,496
5,571,843 48,460,204 36,927,130 —
3,798,462 — 2,666,130 21,911,210
15,856 — 7,150 —
5,683,730 — — —
644,112 1,010,336 160,791 485,204
4,581 7,152 15,843 —
— 77,593,672 26,358,905 472,231
4,953 12,384 1,101 5,366
3,698,699 — — —
— — — 3,955,806
2,113 — 245 —
— — — 278,038
3,370 10,871 1,172 4,714
724,907,822 2,294,098,776 299,153,723 914,367,065
— 62,678,547 27,281,645 714,939
160,317 1,054,051 110,341 3,078,779
— — — 3,627,836
— 4,623,548 — —
5,571,843 48,460,204 36,927,130 —
436,566 948,982 132,392 558,952
25,829 62,501 14,410 30,506
3,378 4,865 4,808 2,103
90 25 27 72
— — — 17,206
— — — —
21,537 22,407 5,389 14,681
756 2,231 236 934
25,704 28,237 17,074 21,752
2,704 94 16,496 1,687
10,507 24,927 2,332 10,769
6,259,231 117,910,619 64,512,280 8,080,216
$ 718,648,591 $ 2,176,188,157 $ 234,641,443 $ 906,286,849
11,470,209 64,228,831 51,218,724 —
606,045,987 1,587,459,933 215,733,542 678,132,110
5,571,843 48,460,204 36,927,130 —
5,690,566 — — —
$ 603,175,564 $ 1,433,065,495 $ 214,544,825 $ 550,566,318
115,473,027 743,122,662 20,096,618 355,720,531
$ 718,648,591 $ 2,176,188,157 $ 234,641,443 $ 906,286,849

46 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
Net Assets:
Class Y Shares $ 777,910,980
Total $ 777,910,980
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 87,543,686
Total 87,543,686
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 8 .89

1940 Act Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 47
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 718,648,591 $ 2,176,188,157 $ 234,641,443 $ 906,286,849
$ 718,648,591 $ 2,176,188,157 $ 234,641,443 $ 906,286,849
65,035,775 167,557,580 20,718,905 72,704,052
65,035,775 167,557,580 20,718,905 72,704,052
$ 11 .05 $ 12 .99 $ 11 .32 $ 12 .47

48 - Statements of Operations - For the Six Months Ended June 30, 2024 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
INVESTMENT INCOME:
Dividend income $ 15,200,339
Interest income 144,515
Income from securities lending (Note 2) 8,615
Foreign tax withholding (1,612,371)
Total Income 13,741,098
EXPENSES:
Investment advisory fees 3,480,068
Fund administration fees 117,022
Professional fees 96,013
Printing fees 1,283
Trustee fees 11,092
Custodian fees 22,077
Accounting and transfer agent fees 4,222
Compliance program costs (Note 3) 1,501
Other 6,368
Total expenses before earnings credit 3,739,646
Earnings credit (Note 4) —
Net Expenses 3,739,646
NET INVESTMENT INCOME 10,001,452
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities† 29,331,145
Expiration or closing of futures contracts (Note 2) 97,711
Foreign currency transactions (Note 2) (476,761)
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 28,952,095
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 38,672,096
Futures contracts (Note 2) (60,041)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (35,148)
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 38,576,907
Net realized/unrealized gains (losses) 67,529,002
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 77,530,454
† Net of capital gain country taxes $ (3,565,398)
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/
depreciation $ (1,270,251)

1940 Act Funds - For the Six Months Ended June 30, 2024 (Unaudited) - Statements of Operations - 49
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 15,642,173 $ 13,275,737 $ 1,819,793 $ 5,485,827
23,584 250,215 60,121 530,452
43,341 51,651 109,202 —
(1,720,298) — (6,598) —
13,988,800 13,577,603 1,982,518 6,016,279
2,709,981 5,766,437 798,420 3,426,552
118,671 301,744 53,055 140,805
33,572 53,326 17,210 32,194
1,932 5,463 — 2,164
13,029 37,819 4,131 15,875
22,884 48,106 5,109 5,652
2,125 6,220 664 2,612
1,576 4,595 486 1,937
9,374 27,295 2,681 11,658
2,913,144 6,251,005 881,756 3,639,449
— — — (5,652)
2,913,144 6,251,005 881,756 3,633,797
11,075,656 7,326,598 1,100,762 2,382,482
51,065,802 144,980,606 27,881,102 61,057,904
45,842 — 4,063 —
(69,228) — — —
— — — 16,742,310
51,042,416 144,980,606 27,885,165 77,800,214
3,658,138 144,988,471 (13,148,192) 29,798,999
(29) — (5,504) —
(436,308) — — —
— — — (1,259,760)
3,221,801 144,988,471 (13,153,696) 28,539,239
54,264,217 289,969,077 14,731,469 106,339,453
$ 65,339,873 $ 297,295,675 $ 15,832,231 $ 108,721,935
$ — $ — $ — $ —
$ — $ — $ — $ —

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - 1940 Act Funds
NVIT GS Emerging Markets Equity Insights
Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 10,001,452 $ 11,843,781
Net realized gains (losses) 28,952,095 (19,216,576)
Net change in unrealized appreciation/depreciation 38,576,907 82,169,378
Change in net assets resulting from operations 77,530,454 74,796,583
Distributions to Shareholders From:
Distributable earnings:
Class Y — (15,671,729)
Change in net assets from shareholder distributions — (15,671,729)
Change in net assets from capital transactions (48,944,944) 249,334,007
Change in net assets 28,585,510 308,458,861
Net Assets:
Beginning of period 749,325,470 440,866,609
End of period $ 777,910,980 $ 749,325,470
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 1,297,729 $ 304,563,432
Dividends reinvested — 15,671,729
Cost of shares redeemed (50,242,673) (70,901,154)
Total Class Y Shares (48,944,944) 249,334,007
Change in net assets from capital transactions $ (48,944,944) $ 249,334,007
SHARE TRANSACTIONS:
Class Y Shares
Issued 156,790 40,180,287
Reinvested — 2,052,597
Redeemed (5,892,689) (9,096,237)
Total Class Y Shares (5,735,899) 33,136,647
Total change in shares (5,735,899) 33,136,647

1940 Act Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 51
NVIT GS International Equity Insights Fund NVIT GS Large Cap Equity Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 11,075,656 $ 18,617,063 $ 7,326,598 $ 18,877,071
51,042,416 47,196,007 144,980,606 137,840,894
3,221,801 70,829,171 144,988,471 321,733,530
65,339,873 136,642,241 297,295,675 478,451,495
— (23,723,838) — (19,297,861)
— (23,723,838) — (19,297,861)
(94,002,565) (146,175,349) (299,624,080) (587,644,986)
(28,662,692) (33,256,946) (2,328,405) (128,491,352)
747,311,283 780,568,229 2,178,516,562 2,307,007,914
$ 718,648,591 $ 747,311,283 $ 2,176,188,157 $ 2,178,516,562
$ 1,309,619 $ 6,305,407 $ 3,014,944 $ 17,043,392
— 23,723,838 — 19,297,861
(95,312,184) (176,204,594) (302,639,024) (623,986,239)
(94,002,565) (146,175,349) (299,624,080) (587,644,986)
$ (94,002,565) $ (146,175,349) $ (299,624,080) $ (587,644,986)
119,805 667,092 247,827 1,689,464
— 2,467,070 — 1,767,784
(8,873,183) (18,413,102) (24,785,322) (59,844,522)
(8,753,378) (15,278,940) (24,537,495) (56,387,274)
(8,753,378) (15,278,940) (24,537,495) (56,387,274)

The accompanying notes are an integral part of these financial statements.
52 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - 1940 Act Funds
+
NVIT GS Small Cap Equity Insights Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 1,100,762 $ 2,006,960
Net realized gains 27,885,165 6,853,463
Net change in unrealized appreciation/depreciation (13,153,696) 31,654,603
Change in net assets resulting from operations 15,832,231 40,515,026
Distributions to Shareholders From:
Distributable earnings:
Class Y — (2,153,283)
Change in net assets from shareholder distributions — (2,153,283)
Change in net assets from capital transactions (5,985,502) (40,014,973)
Change in net assets 9,846,729 (1,653,230)
Net Assets:
Beginning of period 224,794,714 226,447,944
End of period $ 234,641,443 $ 224,794,714
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 705,228 $ 2,639,862
Dividends reinvested — 2,153,283
Cost of shares redeemed (6,690,730) (44,808,118)
Total Class Y Shares (5,985,502) (40,014,973)
Change in net assets from capital transactions $ (5,985,502) $ (40,014,973)
SHARE TRANSACTIONS:
Class Y Shares
Issued 63,566 283,527
Reinvested — 217,603
Redeemed (599,516) (4,626,962)
Total Class Y Shares (535,950) (4,125,832)
Total change in shares (535,950) (4,125,832)

1940 Act Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 53
NVIT U.S. 130/30 Equity Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 2,382,482 $ 6,342,300
77,800,214 69,643,526
28,539,239 147,815,284
108,721,935 223,801,110
— (289,826,363)
— (289,826,363)
(120,207,783) (21,591,476)
(11,485,848) (87,616,729)
917,772,697 1,005,389,426
$ 906,286,849 $ 917,772,697
$ 1,635,106 $ 4,986,022
— 289,826,363
(121,842,889) (316,403,861)
(120,207,783) (21,591,476)
$ (120,207,783) $ (21,591,476)
136,764 407,181
— 28,387,855
(10,254,181) (23,940,910)
(10,117,417) 4,854,126
(10,117,417) 4,854,126

54 - Financial Highlights - June 30, 2024 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging Markets Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2024 (Unaudited) $ 8.03 $ 0.11 $ 0.75 $ 0.86 $ — $ — $ — $ 8.89 10.71% $ 777,911 0.98% 2.63% 0.98% 74.40%
12/31/2023 7.33 0.19 0.78 0.97 (0.27) — (0.27) 8.03 13.43% 749,325 0.99% 2.47% 0.99% 160.74%
12/31/2022 12.27 0.27 (2.54) (2.27) (0.41) (2.26) (2.67) 7.33 (18.86)% 440,867 0.98% 2.81% 0.98% 157.70%
12/31/2021 12.54 0.32 (0.27) 0.05 (0.24) (0.08) (0.32) 12.27 0.33% 536,099 0.98% 2.39% 0.98% 188.81%
12/31/2020(e) 10.00 0.02 2.52 2.54 — — — 12.54 25.40% 678,516 0.98% 0.36% 0.98% 84.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) For the period from July 17, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of July 16, 2020 through
December 31, 2020.

1940 Act Funds - June 30, 2024 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
NVIT GS International Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2024 (Unaudited) $ 10.13 $ 0.16 $ 0.76 $ 0.92 $ — $ — $ — $ 11.05 9.08% $ 718,649 0.79% 3.00% 0.79% 73.47%
12/31/2023 8.76 0.24 1.45 1.69 (0.32) — (0.32) 10.13 19.52% 747,311 0.80% 2.47% 0.80% 152.26%
12/31/2022 11.46 0.32 (2.02) (1.70) (0.48) (0.52) (1.00) 8.76 (14.29)% 780,568 0.77% 3.30% 0.77% 158.67%
12/31/2021 10.80 0.28 0.99 1.27 (0.61) — (0.61) 11.46 11.65% 1,190,973 0.76% 2.43% 0.76% 156.27%
12/31/2020 10.31 0.15 0.35 0.50 (0.01) — (0.01) 10.80 4.89%(e) 1,467,786 0.77% 1.59% 0.77% 163.28%
12/31/2019(f) 10.00 — 0.31 0.31 — — — 10.31 3.10%(e) 1,679,081 0.74% 0.30% 0.74% 12.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from November 15, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of November 14,
2019 through December 31, 2019.

56 - Financial Highlights - June 30, 2024 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Large Cap Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2024 (Unaudited) $ 11.34 $ 0.04 $ 1.61 $ 1.65 $ — $ — $ — $ 12.99 14.55% $ 2,176,188 0.58% 0.67% 0.58% 60.22%
12/31/2023 9.28 0.08 2.08 2.16 (0.10) — (0.10) 11.34 23.31% 2,178,517 0.57% 0.83% 0.57% 190.89%
12/31/2022 15.55 0.10 (3.06) (2.96) (0.11) (3.20) (3.31) 9.28 (19.64)%(e) 2,307,008 0.57% 0.85% 0.57% 203.75%
12/31/2021 12.26 0.10 3.57 3.67 (0.11) (0.27) (0.38) 15.55 30.06%(e) 3,044,622 0.57% 0.67% 0.57% 207.61%
12/31/2020 10.60 0.08 1.73 1.81 (0.09) (0.06) (0.15) 12.26 17.22% 2,713,154 0.58% 0.79% 0.58% 213.52%
12/31/2019(f) 10.00 0.03 0.59 0.62 (0.02) — (0.02) 10.60 6.19% 2,700,504 0.56% 1.65% 0.56% 42.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24, 2019 through December 31, 2019.

1940 Act Funds - June 30, 2024 (Unaudited) - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
NVIT GS Small Cap Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2024 (Unaudited) $ 10.58 $ 0.05 $ 0.69 $ 0.74 $ — $ — $ — $ 11.32 6.99%(e) $ 234,641 0.77% 0.96% 0.77% 83.45%
12/31/2023 8.92 0.09 1.67 1.76 (0.10) — (0.10) 10.58 19.83% 224,795 0.75% 0.92% 0.75% 151.16%
12/31/2022 14.29 0.10 (2.87) (2.77) (0.08) (2.52) (2.60) 8.92 (19.68)% 226,448 0.75% 0.85% 0.75% 158.45%
12/31/2021 11.68 0.06 2.63 2.69 (0.08) — (0.08) 14.29 23.02% 297,076 0.77% 0.42% 0.77% 171.52%
12/31/2020 11.12 0.05 0.77 0.82 (0.05) (0.21) (0.26) 11.68 7.81% 219,526 0.85% 0.57% 0.85% 147.75%
12/31/2019(f) 10.00 0.02 1.11 1.13 (0.01) — (0.01) 11.12 11.34% 197,726 0.80% 0.72% 0.80% 41.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from October 11, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 10, 2019 through December 31, 2019.

58 - Financial Highlights - June 30, 2024 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT U.S. 130/30 Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2024 (Unaudited) $ 11.08 $ 0.03 $ 1.36 $ 1.39 $ — $ — $ — $ — $ 12.47 12.55%(e) $ 906,287 0.80% 0.52% 0.80% 32.50%
12/31/2023 12.90 0.08 2.86 2.94 (2.36) (2.40) — (4.76) 11.08 26.17% 917,773 0.80% 0.66% 0.80% 71.61%
12/31/2022 16.63 0.11 0.10 0.21 (0.93) (3.01) — (3.94) 12.90 1.64% 1,005,389 0.79% 0.69% 0.79% 113.42%
12/31/2021 12.22 0.08 4.33 4.41 — — — — 16.63 36.09% 1,389,716 0.78% 0.56% 0.78% 102.12%
12/31/2020 10.49 0.07 1.66 1.73 — — — — 12.22 16.49% 951,673 0.82% 0.69% 0.82% 74.26%
12/31/2019(f) 10.00 0.02 0.48 0.50 — — (0.01) (0.01) 10.49 5.05% 897,683 0.80% 1.12% 0.80% 34.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24, 2019 through December 31, 2019.

1940 Act Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 59
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT GS Emerging Markets Equity Insights Fund ("GS Emerging Markets")
NVIT GS International Equity Insights Fund ("GS International")
NVIT GS Large Cap Equity Fund (formerly, GS Large Cap Equity Insights Fund) ("GS Large Cap")
NVIT GS Small Cap Equity Insights Fund ("GS Small Cap")
NVIT U.S. 130/30 Equity Fund ("U.S. 130/30")
Only other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds, hold shares of GS International,
GS Large Cap, GS Small Cap and U.S. 130/30. Shares of GS Emerging Markets are held by other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds and NVIT Investor Destinations Funds.
The Funds currently offer Class Y shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

60 - Notes to Financial Statements - June 30, 2024 (Unaudited) - 1940 Act Funds
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2024. Please refer to the
Statements of Investments for additional information on portfolio holdings.

1940 Act Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 61
GS Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 712,725 $ 11,256,154 $ – $ 11,968,879
Air Freight & Logistics – 1,124,225 – 1,124,225
Automobile Components – 3,185,915 – 3,185,915
Automobiles – 10,103,589 – 10,103,589
Banks 44,908,828 87,195,098 – 132,103,926
Beverages 8,604,243 5,095,315 – 13,699,558
Broadline Retail 15,702,419 27,155,140 – 42,857,559
Building Products – 742,875 – 742,875
Capital Markets – 6,621,566 – 6,621,566
Chemicals – 2,946,876 – 2,946,876
Construction & Engineering – 12,069,260 – 12,069,260
Construction Materials – 4,320,994 – 4,320,994
Containers & Packaging – 364,713 – 364,713
Diversified Consumer Services – 1,363,171 – 1,363,171
Diversified Telecommunication Services – 633,975 – 633,975
Electric Utilities 532,804 2,894,480 – 3,427,284
Electrical Equipment 1,391,717 18,488,597 – 19,880,314
Electronic Equipment, Instruments &
Components – 11,631,221 – 11,631,221
Energy Equipment & Services – 266,960 – 266,960
Entertainment – 7,372,062 – 7,372,062
Financial Services – 20,788,808 – 20,788,808
Food Products 1,037,641 4,849,232 – 5,886,873
Gas Utilities – 5,887,395 – 5,887,395
Health Care Providers & Services 2,400,842 4,224,372 – 6,625,214
Hotels, Restaurants & Leisure – 10,262,775 – 10,262,775
Household Durables – 1,727,307 – 1,727,307
Household Products 2,335,623 301,660 – 2,637,283
Independent Power and Renewable
Electricity Producers 273,811 24,526,572 – 24,800,383
Industrial Conglomerates – 5,571,283 – 5,571,283
Insurance 1,039,132 29,023,134 – 30,062,266
Interactive Media & Services 1,440,846 38,725,636 – 40,166,482
IT Services – 6,494,006 – 6,494,006
Machinery 247,503 17,633,083 – 17,880,586
Marine Transportation 2,099,253 478,527 – 2,577,780
Metals & Mining 4,790,178 33,593,158 – 38,383,336
Multi-Utilities – 1,102,422 – 1,102,422
Oil, Gas & Consumable Fuels 13,338,548 12,225,479 – 25,564,027
Pharmaceuticals 2,791,983 22,892,669 – 25,684,652
Real Estate Management & Development – 13,461,643 – 13,461,643
Semiconductors & Semiconductor
Equipment – 116,237,454 – 116,237,454
Specialty Retail 311,883 2,249,277 – 2,561,160
Technology Hardware, Storage &
Peripherals – 72,164,969 – 72,164,969
Textiles, Apparel & Luxury Goods – 4,419,209 – 4,419,209
Trading Companies & Distributors – 303,469 – 303,469
Transportation Infrastructure 149,896 5,972,405 – 6,122,301
Total Common Stocks $ 104,109,875 $ 669,948,130 $ – $ 774,058,005
Repurchase Agreements – 4,394,849 – 4,394,849
Total $ 104,109,875 $ 674,342,979 $ – $ 778,452,854

62 - Notes to Financial Statements - June 30, 2024 (Unaudited) - 1940 Act Funds
GS International
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 30,686,719 $ – $ 30,686,719
Air Freight & Logistics – 1,246,712 – 1,246,712
Automobile Components – 8,580,676 – 8,580,676
Automobiles – 10,978,144 – 10,978,144
Banks – 58,820,948 – 58,820,948
Biotechnology – 5,375,697 – 5,375,697
Broadline Retail – 5,925,094 – 5,925,094
Building Products – 162,673 – 162,673
Capital Markets – 22,495,921 – 22,495,921
Chemicals – 9,991,207 – 9,991,207
Commercial Services & Supplies – 6,085,229 – 6,085,229
Construction & Engineering – 5,462,771 – 5,462,771
Construction Materials – 493,137 – 493,137
Consumer Staples Distribution & Retail – 3,989,109 – 3,989,109
Containers & Packaging – 652,249 – 652,249
Diversified Consumer Services – 608,154 – 608,154
Diversified Telecommunication Services – 9,001,368 – 9,001,368
Electric Utilities – 1,488,600 – 1,488,600
Electrical Equipment – 35,758,343 – 35,758,343
Electronic Equipment, Instruments &
Components – 2,942,353 – 2,942,353
Energy Equipment & Services – 266,675 – 266,675
Financial Services – 28,571,831 – 28,571,831
Food Products – 28,337,167 – 28,337,167
Ground Transportation – 241,987 – 241,987
Health Care Equipment & Supplies – 9,466,622 – 9,466,622
Health Care Providers & Services – 1,121,825 – 1,121,825
Hotels, Restaurants & Leisure – 3,563,910 – 3,563,910
Household Durables – 21,876,257 – 21,876,257
Household Products – 16,792,253 – 16,792,253
Independent Power and Renewable
Electricity Producers – 2,735,342 – 2,735,342
Industrial Conglomerates – 7,747,779 – 7,747,779
Insurance – 46,382,969 – 46,382,969
Interactive Media & Services – 701,991 – 701,991
IT Services – 8,770,399 – 8,770,399
Life Sciences Tools & Services – 7,039,911 – 7,039,911
Machinery – 30,504,900 – 30,504,900
Marine Transportation – 11,339,711 – 11,339,711
Media – 1,162,178 – 1,162,178
Metals & Mining 775,930 28,363,071 – 29,139,001
Multi-Utilities – 6,189,448 – 6,189,448
Office REITs – 2,300,510 – 2,300,510
Oil, Gas & Consumable Fuels 5,531,062 9,445,181 – 14,976,243
Personal Care Products – 1,233,472 – 1,233,472
Pharmaceuticals 10,226,167 75,219,994 – 85,446,161
Real Estate Management & Development – 15,440,905 – 15,440,905
Retail REITs – 1,397,540 – 1,397,540
Semiconductors & Semiconductor
Equipment – 43,797,239 – 43,797,239
Software – 20,726,573 – 20,726,573
Specialty Retail – 9,750,357 – 9,750,357
Technology Hardware, Storage &
Peripherals – 6,193,858 – 6,193,858
Textiles, Apparel & Luxury Goods – 6,861,401 – 6,861,401
Tobacco – 2,554,639 – 2,554,639
Trading Companies & Distributors – 7,356,416 – 7,356,416
Wireless Telecommunication Services – 4,747,529 – 4,747,529
Total Common Stocks $ 16,533,159 $ 688,946,944 $ – $ 705,480,103

1940 Act Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 63
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 3,916 $ – $ – $ 3,916
Repurchase Agreements – 5,571,843 – 5,571,843
Total $ 16,537,075 $ 694,518,787 $ – $ 711,055,862
GS Large Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,167,004,157 $ – $ – $ 2,167,004,157
Repurchase Agreements – 48,460,204 – 48,460,204
Total $ 2,167,004,157 $ 48,460,204 $ – $ 2,215,464,361
GS Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 100,298 $ – $ – $ 100,298
Common Stocks 232,914,958 – – 232,914,958
Futures Contracts# 1,764 – – 1,764
Repurchase Agreements – 36,927,130 – 36,927,130
Total $ 233,017,020 $ 36,927,130 $ – $ 269,944,150
U.S. 130/30
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 887,254,496 $ – $ – $ 887,254,496
Total Return Swaps† – 3,955,806 – 3,955,806
Total Assets $ 887,254,496 $ 3,955,806 $ – $ 891,210,302
Liabilities:
Total Return Swaps† $ – $ (3,627,836) $ – $ (3,627,836)
Total Liabilities $ – $ (3,627,836) $ – $ (3,627,836)
Total $ 887,254,496 $ 327,970 $ – $ 887,582,466
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of June 30, 2024, GS Emerging Markets held three common stock investments that were categorized as Level 3 investments which were each valued at $0.

64 - Notes to Financial Statements - June 30, 2024 (Unaudited) - 1940 Act Funds
amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2024, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Fund
U.S. Dollar
Amount
GS Large Cap $ 4,623,548

1940 Act Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 65
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2024:
GS International
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 3,916
Total $ 3,916
GS Small Cap
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,764
Total $ 1,764

66 - Notes to Financial Statements - June 30, 2024 (Unaudited) - 1940 Act Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2024:
U.S. 130/30
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 3,955,806
Total $ 3,955,806
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (3,627,836)
Total $ (3,627,836)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
GS Emerging Markets
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 97,711
Total $ 97,711
GS International
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 45,842
Total $ 45,842
GS Small Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 4,063
Total $ 4,063
U.S. 130/30
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 16,742,310
Total $ 16,742,310
GS Emerging Markets
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (60,041)
Total $ (60,041)
GS International
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (29)
Total $ (29)

1940 Act Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 67
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
As of June 30, 2024, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
GS Small Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (5,504)
Total $ (5,504)
U.S. 130/30
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (1,259,760)
Total $ (1,259,760)
GS Emerging Markets
Futures Contracts:
Average Notional Balance Long $ 914,696
GS International
Futures Contracts:
Average Notional Balance Long $ 509,170
GS Small Cap
Futures Contracts:
Average Notional Balance Long $ 102,380
U.S. 130/30
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 294,154,368
Average Notional Balance — Pays Float Rate $ (275,994,323)

68 - Notes to Financial Statements - June 30, 2024 (Unaudited) - 1940 Act Funds
The following tables set forth certain Funds' net exposure by counterparty for OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2024:
(f) Securities Lending
During the six months ended June 30, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
1
U.S. 130/30
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 3,955,806 $ (3,605,168) $ — $ 350,638
Total $ 3,955,806 $ (3,605,168) $ — $ 350,638
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
(3,605,168) 3,605,168 — —
Total $ (3,605,168) $ 3,605,168 $ — $ —
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
GS Emerging Markets $ 4,394,849

1940 Act Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 69
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended June 30, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
GS International $ 5,571,843
GS Large Cap 48,460,204
GS Small Cap 36,927,130

70 - Notes to Financial Statements - June 30, 2024 (Unaudited) - 1940 Act Funds
As of June 30, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2024, the joint repos on a gross basis were as follows:
Bank of America NA, 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $89,039,383, collateralized by U.S. Government
Agency Securities, 3.50%, maturing 3/1/2042 - 7/1/2046; total market value $90,780,000.
BofA Securities, Inc., 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $35,015,488, collateralized by U.S. Government
Agency Securities, ranging from 1.50% - 6.34%, maturing 3/25/2028 - 10/20/2065; total market value $35,700,001.
Cantor Fitzgerald & Co., 5.38%, dated 6/28/2024, due 7/1/2024, repurchase price $145,065,008, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 8.50%, maturing 6/1/2026 - 5/20/2074; total market value $147,900,000.
Cantor Fitzgerald & Co., 5.38%, dated 6/28/2024, due 7/1/2024, repurchase price $189,624,761, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 7.21%, maturing 3/26/2027 - 12/20/2073; total market value
$193,330,580.
MetLife, Inc., 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $149,061,179, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 11/15/2038 - 11/15/2045; total market value $152,058,224.
Pershing LLC, 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $211,093,719, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 8.79%, maturing 7/9/2024 - 5/20/2074; total market value $215,220,000.
Santander US Capital Markets, 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $95,042,196, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.01% - 7.18%, maturing 8/25/2024 - 8/20/2071; total market value
$96,943,040.
GS Emerging Markets
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 3,394,849 $ – $ 3,394,849 $ (3,394,849) $ –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Total $ 4,394,849 $ – $ 4,394,849 $ (4,394,849) $ –

1940 Act Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 71
GS International
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 3,571,843 $ – $ 3,571,843 $ (3,571,843) $ –
MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Total $ 5,571,843 $ – $ 5,571,843 $ (5,571,843) $ –
GS Large Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 15,000,000 $ – $ 15,000,000 $ (15,000,000) $ –
BofA Securities, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Cantor Fitzgerald &
Co. 15,000,000 – 15,000,000 (15,000,000) –
Cantor Fitzgerald &
Co. 1,460,204 – 1,460,204 (1,460,204) –
MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Santander US Capital
Markets 10,000,000 – 10,000,000 (10,000,000) –
Total $ 48,460,204 $ – $ 48,460,204 $ (48,460,204) $ –

72 - Notes to Financial Statements - June 30, 2024 (Unaudited) - 1940 Act Funds
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are
GS Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
BofA Securities, Inc. 4,000,000 – 4,000,000 (4,000,000) –
Cantor Fitzgerald &
Co. 7,000,000 – 7,000,000 (7,000,000) –
Cantor Fitzgerald &
Co. 4,927,130 – 4,927,130 (4,927,130) –
MetLife, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Total $ 36,927,130 $ – $ 36,927,130 $ (36,927,130) $ –
* As of June 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

1940 Act Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 73
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2024, the subadviser for each Fund is as follows:
Fund Subadviser
GS Emerging Markets Equity Goldman Sachs Asset Management, L.P. (“GSAM”)
GS International GSAM
GS Large Cap GSAM
GS Small Cap GSAM
U.S. 130/30 Jacobs Levy Equity Management, Inc.

74 - Notes to Financial Statements - June 30, 2024 (Unaudited) - 1940 Act Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
For the six months ended June 30, 2024, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2024, NFM earned an aggregate of $731,297 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring
Fund Fee Schedule
Advisory Fee
(annual rate)
GS Emerging Markets Equity Up to $100 million 0.95%
$100 million up to $200 million 0.93%
$200 million up to $500 million 0.91%
$500 million and more 0.89%
GS International Up to $200 million 0.78%
$200 million up to $500 million 0.73%
$500 million up to $1 billion 0.70%
$1 billion up to $2 billion 0.68%
$2 billion and more 0.67%
GS Large Cap Up to $200 million 0.58%
$200 million up to $500 million 0.55%
$500 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion and more 0.51%
GS Small Cap Up to $100 million 0.72%
$100 million up to $200 million 0.68%
$200 million and more 0.66%
U.S. 130/30 Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund
Effective Advisory Fee
Rate
GS Emerging Markets 0.92%
GS International 0.73
GS Large Cap 0.53
GS Small Cap 0.69
U.S. 130/30 0.75
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

1940 Act Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 75
and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2024, the Funds' aggregate portion of such costs amounted to $10,095.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the six months ended June 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2024, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances maintained in U.S. 130/30’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
5. Investment Transactions
For the six months ended June 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the
Fund Purchases Sales
GS Emerging Markets $ 561,941,970 $ 603,299,949
GS International 536,981,962 623,194,547
GS Large Cap 1,305,177,999 1,590,792,858
GS Small Cap 191,754,408 195,949,811
U.S. 130/30 289,407,208 386,187,905

76 - Notes to Financial Statements - June 30, 2024 (Unaudited) - 1940 Act Funds
investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended June 30, 2024, the Funds did not recapture any brokerage commissions.
10. Federal Tax Information
As of June 30, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 2, 2025. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2024 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
GS Emerging Markets $ 703,379,130 $ 106,162,196 $ (31,088,472) $ 75,073,724
GS International 614,128,733 110,183,869 (13,256,740) 96,927,129
GS Large Cap 1,646,344,672 601,474,324 (32,354,635) 569,119,689
GS Small Cap 253,707,318 28,492,132 (12,255,300) 16,236,832
U.S. 130/30 678,464,929 239,906,874 (30,789,337) 209,117,537

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-40 (8-24)

Semiannual Report
June 30, 2024 (Unaudited)
Nationwide Variable Insurance Trust
Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2024 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 22
Statements of Operations 28
Statements of Changes in Net Assets 32
Financial Highlights 39
Notes to Financial Statements 46

2 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks 88 .5%
Shares Value ($)
Aerospace & Defense 1 .6%
Axon Enterprise, Inc.* 3,268 961,576
Boeing Co. (The)* 26,677 4,855,481
General Dynamics Corp. 10,420 3,023,259
General Electric Co.(a) 50,610 8,045,472
Howmet Aerospace, Inc. 18,011 1,398,194
Huntington Ingalls Industries,
Inc.(a) 1,768 435,511
L3Harris Technologies, Inc. 8,645 1,941,494
Lockheed Martin Corp. 9,870 4,610,277
Northrop Grumman Corp. 6,473 2,821,904
RTX Corp. 60,894 6,113,149
Textron, Inc. 8,987 771,624
TransDigm Group, Inc. 2,552 3,260,461
38,238,402
Air Freight & Logistics 0 .4%
CH Robinson Worldwide, Inc. 5,719 503,958
Expeditors International of
Washington, Inc. 6,648 829,604
FedEx Corp.(a) 10,296 3,087,153
United Parcel Service, Inc.,
Class B 33,656 4,605,823
9,026,538
Automobile Components 0 .1%
Aptiv plc* 12,587 886,376
BorgWarner, Inc. 10,119 326,237
1,212,613
Automobiles 1 .3%
Ford Motor Co. 176,178 2,209,272
General Motors Co. 52,982 2,461,544
Tesla, Inc.* 127,407 25,211,297
29,882,113
Banks 2 .8%
Bank of America Corp. 312,556 12,430,352
Citigroup, Inc. 88,402 5,609,991
Citizens Financial Group, Inc. 21,466 773,420
Fifth Third Bancorp 31,458 1,147,902
Huntington Bancshares, Inc. 65,094 857,939
JPMorgan Chase & Co. 131,975 26,693,264
KeyCorp 41,925 595,754
M&T Bank Corp. 7,625 1,154,120
PNC Financial Services
Group, Inc. (The) 18,267 2,840,153
Regions Financial Corp. 42,569 853,083
Truist Financial Corp. 61,165 2,376,260
US Bancorp 71,458 2,836,883
Wells Fargo & Co. 160,243 9,516,832
67,685,953
Beverages 1 .2%
Brown-Forman Corp., Class
B(a) 8,127 351,005
Coca-Cola Co. (The) 178,578 11,366,490
Constellation Brands, Inc.,
Class A 7,317 1,882,518
Keurig Dr Pepper, Inc. 47,799 1,596,487
Molson Coors Beverage Co.,
Class B(a) 8,404 427,175
Monster Beverage Corp.* 32,680 1,632,366
PepsiCo, Inc. 63,079 10,403,619
27,659,660
Common Stocks
Shares Value ($)
Biotechnology 1 .7%
AbbVie, Inc. 81,276 13,940,460
Amgen, Inc. 24,553 7,671,585
Biogen, Inc.* 6,791 1,574,290
Gilead Sciences, Inc. 57,184 3,923,394
Incyte Corp.*(a) 8,741 529,879
Moderna, Inc.*(a) 15,304 1,817,350
Regeneron Pharmaceuticals,
Inc.* 4,848 5,095,393
Vertex Pharmaceuticals, Inc.* 11,914 5,584,330
40,136,681
Broadline Retail 3 .5%
Amazon.com, Inc.* 420,875 81,334,094
eBay, Inc. 24,027 1,290,730
Etsy, Inc.* 5,573 328,696
82,953,520
Building Products 0 .4%
A O Smith Corp. 5,420 443,248
Allegion plc 4,437 524,232
Builders FirstSource, Inc.* 5,362 742,154
Carrier Global Corp.(a) 38,344 2,418,739
Johnson Controls International
plc 31,134 2,069,477
Masco Corp. 9,900 660,033
Trane Technologies plc 10,444 3,435,345
10,293,228
Capital Markets 2 .5%
Ameriprise Financial, Inc. 4,567 1,950,977
Bank of New York Mellon
Corp. (The) 34,738 2,080,459
BlackRock, Inc. 6,418 5,053,020
Blackstone, Inc. 33,014 4,087,133
Cboe Global Markets, Inc. 4,861 826,662
Charles Schwab Corp. (The) 69,159 5,096,327
CME Group, Inc. 16,522 3,248,225
FactSet Research Systems,
Inc. 1,751 714,881
Franklin Resources, Inc.(a) 13,898 310,620
Goldman Sachs Group, Inc.
(The) 14,784 6,687,099
Intercontinental Exchange, Inc. 26,126 3,576,388
Invesco Ltd. 18,248 272,990
KKR & Co., Inc.(a) 30,371 3,196,244
MarketAxess Holdings, Inc. 1,804 361,756
Moody's Corp. 7,223 3,040,377
Morgan Stanley 57,496 5,588,036
MSCI, Inc., Class A 3,630 1,748,752
Nasdaq, Inc. 17,896 1,078,413
Northern Trust Corp. 9,326 783,197
Raymond James Financial,
Inc. 8,550 1,056,866
S&P Global, Inc. 14,601 6,512,046
State Street Corp. 13,912 1,029,488
T. Rowe Price Group, Inc.(a) 10,276 1,184,926
59,484,882
Chemicals 1 .3%
Air Products & Chemicals, Inc.
(a) 10,202 2,632,626
Albemarle Corp.(a) 5,899 563,473
Celanese Corp., Class A(a) 4,658 628,318
CF Industries Holdings, Inc. 8,403 622,830

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2024 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Chemicals
Corteva, Inc. 31,873 1,719,230
Dow, Inc. 33,036 1,752,560
DuPont de Nemours, Inc. 19,170 1,542,993
Eastman Chemical Co. 5,221 511,501
Ecolab, Inc. 11,647 2,771,986
FMC Corp. 5,575 320,841
International Flavors &
Fragrances, Inc. 11,243 1,070,446
Linde plc 22,079 9,688,486
LyondellBasell Industries NV,
Class A(a) 11,843 1,132,901
Mosaic Co. (The) 14,524 419,744
PPG Industries, Inc. 10,822 1,362,382
Sherwin-Williams Co. (The) 10,596 3,162,164
29,902,481
Commercial Services & Supplies 0 .5%
Cintas Corp. 3,955 2,769,528
Copart, Inc.* 40,103 2,171,978
Republic Services, Inc., Class
A 9,534 1,852,838
Rollins, Inc. 12,553 612,461
Veralto Corp. 10,091 963,388
Waste Management, Inc. 16,821 3,588,592
11,958,785
Communications Equipment 0 .7%
Arista Networks, Inc.* 11,565 4,053,301
Cisco Systems, Inc. 186,491 8,860,187
F5, Inc.*(a) 2,580 444,353
Juniper Networks, Inc. 15,871 578,657
Motorola Solutions, Inc. 7,617 2,940,543
16,877,041
Construction & Engineering 0 .1%
Quanta Services, Inc. 6,832 1,735,943
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 2,883 1,562,009
Vulcan Materials Co. 6,019 1,496,805
3,058,814
Consumer Finance 0 .5%
American Express Co. 25,965 6,012,196
Capital One Financial Corp. 17,456 2,416,783
Discover Financial Services 11,663 1,525,637
Synchrony Financial 18,762 885,379
10,839,995
Consumer Staples Distribution & Retail 1 .7%
Costco Wholesale Corp. 20,365 17,310,046
Dollar General Corp. 9,762 1,290,829
Dollar Tree, Inc.* 9,196 981,857
Kroger Co. (The) 30,864 1,541,040
Sysco Corp. 23,481 1,676,309
Target Corp. 21,633 3,202,549
Walgreens Boots Alliance, Inc.
(a) 32,490 392,967
Walmart, Inc. 196,458 13,302,171
39,697,768
Containers & Packaging 0 .2%
Amcor plc 65,238 638,028
Avery Dennison Corp. 3,621 791,732
Ball Corp.(a) 14,726 883,854
International Paper Co. 15,772 680,562
Common Stocks
Shares Value ($)
Containers & Packaging
Packaging Corp. of America 4,102 748,861
Westrock Co. 12,030 604,628
4,347,665
Distributors 0 .1%
Genuine Parts Co. 6,557 906,964
LKQ Corp.(a) 13,407 557,597
Pool Corp. 1,766 542,745
2,007,306
Diversified Telecommunication Services 0 .6%
AT&T, Inc. 328,145 6,270,851
Verizon Communications, Inc. 194,537 8,022,706
14,293,557
Electric Utilities 1 .3%
Alliant Energy Corp. 11,366 578,529
American Electric Power Co.,
Inc. 23,728 2,081,895
Constellation Energy Corp. 14,365 2,876,878
Duke Energy Corp.(a) 35,385 3,546,639
Edison International 17,956 1,289,420
Entergy Corp.(a) 9,836 1,052,452
Evergy, Inc.(a) 10,057 532,719
Eversource Energy 16,254 921,764
Exelon Corp. 45,206 1,564,580
FirstEnergy Corp. 23,405 895,709
NextEra Energy, Inc. 95,023 6,728,579
NRG Energy, Inc. 9,534 742,317
PG&E Corp. 99,122 1,730,670
Pinnacle West Capital Corp.(a) 5,477 418,333
PPL Corp. 33,664 930,810
Southern Co. (The) 50,852 3,944,590
Xcel Energy, Inc. 25,304 1,351,487
31,187,371
Electrical Equipment 0 .6%
AMETEK, Inc. 10,909 1,818,639
Eaton Corp. plc 18,259 5,725,110
Emerson Electric Co. 26,238 2,890,378
GE Vernova, Inc.* 12,670 2,173,032
Generac Holdings, Inc.* 2,991 395,470
Hubbell, Inc., Class B(a) 2,495 911,873
Rockwell Automation, Inc.(a) 5,069 1,395,394
15,309,896
Electronic Equipment, Instruments & Components 0 .5%
Amphenol Corp., Class A 55,060 3,709,392
CDW Corp. 5,980 1,338,563
Corning, Inc.(a) 35,240 1,369,074
Jabil, Inc. 5,818 632,940
Keysight Technologies, Inc.* 7,865 1,075,539
TE Connectivity Ltd.(a) 13,926 2,094,888
Teledyne Technologies,
Inc.*(a) 2,119 822,130
Trimble, Inc.* 11,214 627,087
Zebra Technologies Corp.,
Class A* 2,532 782,211
12,451,824
Energy Equipment & Services 0 .3%
Baker Hughes Co., Class A 46,698 1,642,369
Halliburton Co. 39,796 1,344,309
Schlumberger NV 65,509 3,090,714
6,077,392

4 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Entertainment 1 .1%
Electronic Arts, Inc. 11,396 1,587,805
Live Nation Entertainment,
Inc.* 6,235 584,469
Netflix, Inc.*(a) 19,802 13,363,974
Take-Two Interactive Software,
Inc.* 7,037 1,094,183
Walt Disney Co. (The) 83,555 8,296,176
Warner Bros Discovery, Inc.* 104,212 775,337
25,701,944
Financial Services 3 .4%
Berkshire Hathaway, Inc.,
Class B* 83,220 33,853,896
Corpay, Inc.* 3,359 894,871
Fidelity National Information
Services, Inc. 25,515 1,922,811
Fiserv, Inc.* 26,858 4,002,916
Global Payments, Inc. 11,689 1,130,326
Jack Henry & Associates, Inc. 3,453 573,267
Mastercard, Inc., Class A 37,745 16,651,584
PayPal Holdings, Inc.* 48,086 2,790,431
Visa, Inc., Class A(a) 72,349 18,989,442
80,809,544
Food Products 0 .6%
Archer-Daniels-Midland Co. 22,688 1,371,490
Bunge Global SA(a) 6,672 712,369
Campbell Soup Co. 8,592 388,272
Conagra Brands, Inc. 22,775 647,265
General Mills, Inc. 25,809 1,632,677
Hershey Co. (The)(a) 6,638 1,220,264
Hormel Foods Corp. 13,527 412,438
J M Smucker Co. (The) 4,939 538,549
Kellanova 12,197 703,523
Kraft Heinz Co. (The) 36,187 1,165,945
Lamb Weston Holdings, Inc.(a) 6,783 570,315
McCormick & Co., Inc. (Non-
Voting)(a) 11,532 818,080
Mondelez International, Inc.,
Class A 61,796 4,043,930
Tyson Foods, Inc., Class A 12,569 718,193
14,943,310
Gas Utilities 0 .0%
†
Atmos Energy Corp. 6,740 786,221
Ground Transportation 0 .9%
CSX Corp. 90,693 3,033,681
JB Hunt Transport Services,
Inc. 3,690 590,400
Norfolk Southern Corp. 10,352 2,222,471
Old Dominion Freight Line, Inc. 8,078 1,426,575
Uber Technologies, Inc.* 95,949 6,973,573
Union Pacific Corp. 27,985 6,331,886
20,578,586
Health Care Equipment & Supplies 2 .1%
Abbott Laboratories 80,068 8,319,866
Align Technology, Inc.* 3,268 788,993
Baxter International, Inc. 23,048 770,956
Becton Dickinson & Co. 13,259 3,098,761
Boston Scientific Corp.* 67,234 5,177,690
Cooper Cos., Inc. (The) 8,603 751,042
Dexcom, Inc.* 18,232 2,067,144
Edwards Lifesciences Corp.* 27,835 2,571,119
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc.(a) 20,016 1,559,647
Hologic, Inc.* 10,849 805,538
IDEXX Laboratories, Inc.* 3,812 1,857,206
Insulet Corp.* 3,393 684,707
Intuitive Surgical, Inc.* 16,318 7,259,062
Medtronic plc 61,024 4,803,199
ResMed, Inc.(a) 6,840 1,309,313
Solventum Corp.* 5,296 280,053
STERIS plc 4,535 995,614
Stryker Corp. 15,639 5,321,170
Teleflex, Inc. 2,090 439,590
Zimmer Biomet Holdings, Inc. 9,591 1,040,911
49,901,581
Health Care Providers & Services 2 .2%
Cardinal Health, Inc. 11,045 1,085,944
Cencora, Inc. 7,776 1,751,933
Centene Corp.*(a) 24,337 1,613,543
Cigna Group (The) 13,055 4,315,591
CVS Health Corp. 57,756 3,411,069
DaVita, Inc.*(a) 2,476 343,099
Elevance Health, Inc. 10,687 5,790,858
HCA Healthcare, Inc.(a) 8,863 2,847,505
Henry Schein, Inc.*(a) 5,666 363,191
Humana, Inc. 5,568 2,080,483
Labcorp Holdings, Inc. 3,898 793,282
McKesson Corp. 6,031 3,522,345
Molina Healthcare, Inc.* 2,705 804,197
Quest Diagnostics, Inc. 5,155 705,617
UnitedHealth Group, Inc. 42,308 21,545,772
Universal Health Services,
Inc., Class B 2,910 538,146
51,512,575
Health Care REITs 0 .2%
Alexandria Real Estate
Equities, Inc. 7,119 832,709
Healthpeak Properties, Inc. 33,950 665,420
Ventas, Inc. 18,384 942,364
Welltower, Inc.(a) 27,342 2,850,404
5,290,897
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 33,518 602,654
Hotels, Restaurants & Leisure 1 .7%
Airbnb, Inc., Class A* 20,421 3,096,436
Booking Holdings, Inc. 1,559 6,175,978
Caesars Entertainment, Inc.* 9,376 372,602
Carnival Corp.* 46,745 875,066
Chipotle Mexican Grill, Inc.,
Class A* 62,650 3,925,022
Darden Restaurants, Inc. 5,596 846,787
Domino's Pizza, Inc. 1,611 831,808
Expedia Group, Inc.* 5,881 740,947
Hilton Worldwide Holdings,
Inc. 11,706 2,554,249
Las Vegas Sands Corp. 16,991 751,852
Marriott International, Inc.,
Class A 11,048 2,671,075
McDonald's Corp.(a) 33,289 8,483,369
MGM Resorts International* 11,700 519,948

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2024 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Norwegian Cruise Line
Holdings Ltd.*(a) 17,745 333,429
Royal Caribbean Cruises
Ltd.*(a) 10,827 1,726,149
Starbucks Corp. 51,962 4,045,242
Wynn Resorts Ltd. 4,530 405,435
Yum! Brands, Inc.(a) 13,224 1,751,651
40,107,045
Household Durables 0 .3%
DR Horton, Inc. 13,647 1,923,272
Garmin Ltd. 6,994 1,139,463
Lennar Corp., Class A 11,017 1,651,118
Mohawk Industries, Inc.* 2,576 292,608
NVR, Inc.* 147 1,115,518
PulteGroup, Inc. 9,654 1,062,905
7,184,884
Household Products 1 .1%
Church & Dwight Co., Inc. 11,308 1,172,413
Clorox Co. (The) 6,023 821,959
Colgate-Palmolive Co. 37,788 3,666,948
Kimberly-Clark Corp. 15,461 2,136,710
Procter & Gamble Co. (The) 108,615 17,912,786
25,710,816
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 33,914 595,869
Vistra Corp.(a) 15,293 1,314,892
1,910,761
Industrial Conglomerates 0 .4%
3M Co. 25,599 2,615,962
Honeywell International, Inc. 29,914 6,387,835
9,003,797
Industrial REITs 0 .2%
Prologis, Inc. 42,405 4,762,506
Insurance 1 .8%
Aflac, Inc.(a) 24,042 2,147,191
Allstate Corp. (The) 12,370 1,974,994
American International Group,
Inc. 30,620 2,273,229
Aon plc, Class A 9,989 2,932,571
Arch Capital Group Ltd.*(a) 16,793 1,694,246
Arthur J Gallagher & Co. 9,947 2,579,357
Assurant, Inc. 2,514 417,952
Brown & Brown, Inc. 10,786 964,376
Chubb Ltd. 18,600 4,744,488
Cincinnati Financial Corp. 7,242 855,280
Everest Group Ltd. 1,977 753,276
Globe Life, Inc. 4,044 332,740
Hartford Financial Services
Group, Inc. (The) 13,530 1,360,306
Loews Corp. 8,081 603,974
Marsh & McLennan Cos., Inc. 22,778 4,799,780
MetLife, Inc. 28,520 2,001,819
Principal Financial Group, Inc. 10,214 801,288
Progressive Corp. (The) 26,862 5,579,506
Prudential Financial, Inc. 15,941 1,868,126
Travelers Cos., Inc. (The) 10,440 2,122,870
W R Berkley Corp.(a) 9,391 737,945
Common Stocks
Shares Value ($)
Insurance
Willis Towers Watson plc(a) 4,754 1,246,214
42,791,528
Interactive Media & Services 5 .9%
Alphabet, Inc., Class A 269,724 49,130,226
Alphabet, Inc., Class C 224,828 41,237,952
Match Group, Inc.*(a) 11,221 340,894
Meta Platforms, Inc., Class A 100,717 50,783,526
141,492,598
IT Services 0 .9%
Accenture plc, Class A 28,917 8,773,707
Akamai Technologies, Inc.* 7,259 653,891
Cognizant Technology
Solutions Corp., Class A(a) 22,855 1,554,140
EPAM Systems, Inc.* 2,466 463,879
Gartner, Inc.* 3,625 1,627,842
GoDaddy, Inc., Class A* 6,365 889,254
International Business
Machines Corp. 42,366 7,327,200
VeriSign, Inc.* 3,787 673,329
21,963,242
Leisure Products 0 .0%
†
Hasbro, Inc. 5,976 349,596
Life Sciences Tools & Services 1 .1%
Agilent Technologies, Inc. 13,740 1,781,116
Bio-Rad Laboratories, Inc.,
Class A* 851 232,417
Bio-Techne Corp. 7,149 512,226
Charles River Laboratories
International, Inc.*(a) 2,307 476,580
Danaher Corp. 30,182 7,540,973
IQVIA Holdings, Inc.* 8,315 1,758,124
Mettler-Toledo International,
Inc.* 967 1,351,469
Revvity, Inc. 5,502 576,940
Thermo Fisher Scientific, Inc. 17,507 9,681,371
Waters Corp.*(a) 2,663 772,589
West Pharmaceutical
Services, Inc. 3,421 1,126,843
25,810,648
Machinery 1 .4%
Caterpillar, Inc. 22,479 7,487,755
Cummins, Inc. 6,203 1,717,797
Deere & Co.(a) 11,784 4,402,856
Dover Corp. 6,169 1,113,196
Fortive Corp.(a) 16,699 1,237,396
IDEX Corp. 3,489 701,987
Illinois Tool Works, Inc.(a) 12,479 2,957,024
Ingersoll Rand, Inc.(a) 18,366 1,668,367
Nordson Corp.(a) 2,418 560,831
Otis Worldwide Corp.(a) 18,548 1,785,431
PACCAR, Inc.(a) 24,006 2,471,178
Parker-Hannifin Corp. 5,893 2,980,738
Pentair plc 7,299 559,614
Snap-on, Inc. 2,345 612,960
Stanley Black & Decker, Inc. 7,761 620,026
Westinghouse Air Brake
Technologies Corp. 8,222 1,299,487
Xylem, Inc. 11,315 1,534,653
33,711,296

6 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Media 0 .5%
Charter Communications, Inc.,
Class A*(a) 4,345 1,298,981
Comcast Corp., Class A 180,497 7,068,263
Fox Corp., Class A(a) 10,117 347,721
Fox Corp., Class B 5,086 162,854
Interpublic Group of Cos., Inc.
(The)(a) 16,412 477,425
News Corp., Class A 17,115 471,860
News Corp., Class B 5,994 170,170
Omnicom Group, Inc. 8,990 806,403
Paramount Global, Class B(a) 23,173 240,767
11,044,444
Metals & Mining 0 .3%
Freeport-McMoRan, Inc. 67,118 3,261,935
Newmont Corp. 52,893 2,214,630
Nucor Corp. 10,845 1,714,377
Steel Dynamics, Inc.(a) 7,112 921,004
8,111,946
Multi-Utilities 0 .5%
Ameren Corp. 11,970 851,187
CenterPoint Energy, Inc.(a) 28,629 886,926
CMS Energy Corp.(a) 14,022 834,730
Consolidated Edison, Inc. 16,227 1,451,018
Dominion Energy, Inc. 39,651 1,942,899
DTE Energy Co. 9,548 1,059,923
NiSource, Inc. 19,808 570,669
Public Service Enterprise
Group, Inc. 22,365 1,648,301
Sempra 28,883 2,196,841
WEC Energy Group, Inc.(a) 14,105 1,106,678
12,549,172
Office REITs 0 .0%
†
Boston Properties, Inc.(a) 7,016 431,905
Oil, Gas & Consumable Fuels 3 .0%
APA Corp.(a) 17,009 500,745
Chevron Corp. 78,755 12,318,857
ConocoPhillips 53,630 6,134,199
Coterra Energy, Inc. 34,177 911,501
Devon Energy Corp. 28,882 1,369,007
Diamondback Energy, Inc.(a) 8,439 1,689,403
EOG Resources, Inc.(a) 26,302 3,310,633
EQT Corp.(a) 20,115 743,853
Exxon Mobil Corp. 206,161 23,733,254
Hess Corp. 12,509 1,845,328
Kinder Morgan, Inc. 90,479 1,797,818
Marathon Oil Corp. 27,051 775,552
Marathon Petroleum Corp. 16,179 2,806,733
Occidental Petroleum Corp. 30,207 1,903,947
ONEOK, Inc. 26,587 2,168,170
Phillips 66 19,275 2,721,052
Targa Resources Corp. 10,311 1,327,850
Valero Energy Corp. 15,017 2,354,065
Williams Cos., Inc. (The)(a) 55,830 2,372,775
70,784,742
Passenger Airlines 0 .1%
American Airlines Group,
Inc.*(a) 26,833 304,018
Delta Air Lines, Inc. 30,017 1,424,006
Southwest Airlines Co.(a) 26,234 750,555
Common Stocks
Shares Value ($)
Passenger Airlines
United Airlines Holdings,
Inc.*(a) 14,976 728,732
3,207,311
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 10,645 1,132,628
Kenvue, Inc. 88,041 1,600,585
2,733,213
Pharmaceuticals 3 .3%
Bristol-Myers Squibb Co. 93,384 3,878,237
Catalent, Inc.* 7,886 443,430
Eli Lilly & Co. 36,664 33,194,852
Johnson & Johnson 110,332 16,126,125
Merck & Co., Inc. 116,612 14,436,566
Pfizer, Inc. 261,423 7,314,616
Viatris, Inc. 56,388 599,404
Zoetis, Inc., Class A(a) 21,071 3,652,869
79,646,099
Professional Services 0 .5%
Automatic Data Processing,
Inc. 18,763 4,478,541
Broadridge Financial
Solutions, Inc. 5,530 1,089,410
Dayforce, Inc.*(a) 7,005 347,448
Equifax, Inc.(a) 5,753 1,394,872
Jacobs Solutions, Inc.(a) 5,827 814,090
Leidos Holdings, Inc. 6,282 916,418
Paychex, Inc. 14,559 1,726,115
Paycom Software, Inc. 2,377 340,006
Verisk Analytics, Inc., Class A 6,541 1,763,127
12,870,027
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 13,755 1,225,708
CoStar Group, Inc.* 19,343 1,434,090
2,659,798
Residential REITs 0 .3%
AvalonBay Communities, Inc. 6,596 1,364,646
Camden Property Trust 5,127 559,407
Equity Residential 15,794 1,095,156
Essex Property Trust, Inc. 3,080 838,376
Invitation Homes, Inc. 26,750 960,057
Mid-America Apartment
Communities, Inc.(a) 5,278 752,696
UDR, Inc. 13,458 553,797
6,124,135
Retail REITs 0 .2%
Federal Realty Investment
Trust 3,176 320,681
Kimco Realty Corp.(a) 31,542 613,807
Realty Income Corp. 39,887 2,106,831
Regency Centers Corp. 7,995 497,289
Simon Property Group, Inc. 14,958 2,270,625
5,809,233
Semiconductors & Semiconductor Equipment 10 .7%
Advanced Micro Devices, Inc.* 74,417 12,071,182
Analog Devices, Inc.(a) 22,756 5,194,285
Applied Materials, Inc. 38,187 9,011,750
Broadcom, Inc. 20,020 32,142,711
Enphase Energy, Inc.* 6,080 606,237

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2024 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
First Solar, Inc.* 4,928 1,111,067
Intel Corp. 196,106 6,073,403
KLA Corp. 6,206 5,116,909
Lam Research Corp. 6,017 6,407,202
Microchip Technology, Inc. 24,757 2,265,265
Micron Technology, Inc. 50,971 6,704,216
Monolithic Power Systems,
Inc. 2,258 1,855,353
NVIDIA Corp. 1,130,614 139,676,054
NXP Semiconductors NV 11,830 3,183,335
ON Semiconductor Corp.* 19,319 1,324,317
Qorvo, Inc.* 4,572 530,535
QUALCOMM, Inc. 51,417 10,241,238
Skyworks Solutions, Inc. 7,182 765,457
Teradyne, Inc. 6,946 1,030,022
Texas Instruments, Inc. 41,731 8,117,931
253,428,469
Software 9 .7%
Adobe, Inc.* 20,589 11,438,013
ANSYS, Inc.* 3,921 1,260,602
Autodesk, Inc.* 9,776 2,419,071
Cadence Design Systems,
Inc.* 12,486 3,842,567
Crowdstrike Holdings, Inc.,
Class A* 10,575 4,052,234
Fair Isaac Corp.* 1,168 1,738,755
Fortinet, Inc.* 29,251 1,762,958
Gen Digital, Inc. 25,125 627,622
Intuit, Inc. 12,953 8,512,841
Microsoft Corp. 341,642 152,696,892
Oracle Corp. 73,173 10,332,028
Palo Alto Networks, Inc.* 14,835 5,029,213
PTC, Inc.*(a) 5,469 993,553
Roper Technologies, Inc. 4,882 2,751,788
Salesforce, Inc.(a) 44,599 11,466,403
ServiceNow, Inc.* 9,467 7,447,405
Synopsys, Inc.*(a) 7,000 4,165,420
Tyler Technologies, Inc.*(a) 1,942 976,399
231,513,764
Specialized REITs 0 .8%
American Tower Corp. 21,713 4,220,573
Crown Castle, Inc. 19,904 1,944,621
Digital Realty Trust, Inc.(a) 14,848 2,257,638
Equinix, Inc. 4,309 3,260,189
Extra Space Storage, Inc. 9,832 1,527,991
Iron Mountain, Inc.(a) 13,435 1,204,045
Public Storage 7,225 2,078,271
SBA Communications Corp.,
Class A 4,955 972,666
VICI Properties, Inc., Class
A(a) 47,440 1,358,682
Weyerhaeuser Co. 32,353 918,502
19,743,178
Specialty Retail 1 .6%
AutoZone, Inc.* 802 2,377,208
Bath & Body Works, Inc. 10,203 398,427
Best Buy Co., Inc. 8,907 750,771
CarMax, Inc.* 7,423 544,403
Home Depot, Inc. (The) 45,520 15,669,805
Lowe's Cos., Inc. 26,394 5,818,821
Common Stocks
Shares Value ($)
Specialty Retail
O'Reilly Automotive, Inc.*(a) 2,648 2,796,447
Ross Stores, Inc. 15,315 2,225,576
TJX Cos., Inc. (The) 51,726 5,695,032
Tractor Supply Co.(a) 5,005 1,351,350
Ulta Beauty, Inc.* 2,171 837,724
38,465,564
Technology Hardware, Storage & Peripherals 6 .2%
Apple, Inc. 662,493 139,534,276
Hewlett Packard Enterprise
Co. 59,523 1,260,102
HP, Inc.(a) 40,744 1,426,855
NetApp, Inc. 9,570 1,232,616
Seagate Technology Holdings
plc(a) 8,920 921,168
Super Micro Computer, Inc.* 2,333 1,911,543
Western Digital Corp.* 15,245 1,155,114
147,441,674
Textiles, Apparel & Luxury Goods 0 .3%
Deckers Outdoor Corp.* 1,205 1,166,380
Lululemon Athletica, Inc.* 5,426 1,620,746
NIKE, Inc., Class B 55,864 4,210,470
Ralph Lauren Corp., Class
A(a) 1,561 273,268
Tapestry, Inc.(a) 11,199 479,205
7,750,069
Tobacco 0 .5%
Altria Group, Inc. 78,441 3,572,988
Philip Morris International, Inc. 71,249 7,219,661
10,792,649
Trading Companies & Distributors 0 .2%
Fastenal Co. 25,982 1,632,709
United Rentals, Inc.(a) 2,982 1,928,549
WW Grainger, Inc.(a) 2,027 1,828,840
5,390,098
Water Utilities 0 .0%
†
American Water Works Co.,
Inc. 9,144 1,181,039
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 23,610 4,159,610
Total Common Stocks
(cost $1,041,159,496) 2,107,083,596
Purchased Options 0 .4%
Number of
Contracts
Call Options 0 .4%
Future Equity Index Options: 0.4%
S&P 500 E-Mini Index
7/19/2024 at USD 5,550.00,
European Style
Notional Amount: USD
128,321,280
Exchange Traded
*
470 910,625

8 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
9/20/2024 at USD 5,650.00,
European Style
Notional Amount: USD
256,642,560
Exchange Traded
*
940 2,667,250
S&P 500 E-Mini Index
9/20/2024 at USD 5,500.00,
European Style
Notional Amount: USD
256,642,560
Exchange Traded
*
940 6,180,500
Total Purchased Options
(cost $7,342,877) 9,758,375
Short-Term Investment 7 .2%
Shares
U.S. Treasury Obligation 7.2%
U.S. Treasury Bills, 5.27%,
10/3/2024(a) 173,000,000 170,662,337
Total Short-Term Investment
(cost $170,677,690) 170,662,337
Repurchase Agreements 3 .5%
Principal
Amount ($)
Bank of America NA,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,004,425,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/1/2042 -
7/1/2046; total market
value $10,200,000.(b)(c) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $11,632,972,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$11,860,313.(b)(c) 11,627,758 11,627,758
Citi Global Market, Inc.,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $50,022,125,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 2.25%, maturing
3/31/2026 - 7/31/2028;
total market value
$51,000,015.(b)(c) 50,000,000 50,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $6,002,665,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $6,120,000.(b)(c) 6,000,000 6,000,000
Santander US Capital
Markets,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $6,002,665,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 7.18%, maturing
8/25/2024 - 8/20/2071;
total market value
$6,122,718.(b)(c) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $83,627,758) 83,627,758
Total Investments
(cost $1,302,807,821) — 99.6% 2,371,132,066
Other assets in excess of liabilities — 0.4% 8,503,360
NET ASSETS — 100.0%
$ 2,379,635,426
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June
30, 2024 was $252,321,086, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $83,627,758 and by $174,108,114 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.50%, and maturity dates ranging
from 7/15/2024 – 5/15/2054, a total value of $257,735,872.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $83,627,758.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2024 (Unaudited) - Statement of Investments - 9
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 248 9/2024 USD 68,466,600 235,115
Net contracts 235,115
As of June 30, 2024, the Fund had $2,583,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 89 .0%
Shares Value ($)
Aerospace & Defense 3 .8%
Howmet Aerospace, Inc. 83,991 6,520,221
L3Harris Technologies, Inc. 60,067 13,489,847
20,010,068
Air Freight & Logistics 1 .4%
FedEx Corp.(a) 25,214 7,560,166
Automobiles 1 .0%
General Motors Co. 109,794 5,101,029
Banks 10 .0%
Bank of America Corp. 222,925 8,865,727
Citigroup, Inc.(a) 133,347 8,462,201
First Horizon Corp.(a) 459,667 7,248,948
JPMorgan Chase & Co. 115,710 23,403,505
US Bancorp 123,609 4,907,277
52,887,658
Beverages 0 .5%
PepsiCo, Inc. 14,248 2,349,923
Biotechnology 0 .5%
Amgen, Inc. 7,642 2,387,743
Building Products 1 .1%
Johnson Controls International
plc 86,555 5,753,311
Capital Markets 3 .9%
CME Group, Inc. 30,352 5,967,203
Goldman Sachs Group, Inc.
(The) 24,119 10,909,506
LPL Financial Holdings, Inc. 12,108 3,381,765
20,258,474
Commercial Services & Supplies 0 .6%
Veralto Corp. 35,076 3,348,706
Communications Equipment 2 .6%
Cisco Systems, Inc. 286,229 13,598,740
Construction Materials 1 .3%
CRH plc 90,948 6,819,281
Containers & Packaging 1 .4%
International Paper Co.(a) 167,387 7,222,749
Diversified Telecommunication Services 3 .2%
AT&T, Inc. 894,094 17,086,136
Electric Utilities 1 .5%
Constellation Energy Corp. 40,391 8,089,106
Electrical Equipment 2 .2%
AMETEK, Inc.(a) 18,648 3,108,808
Eaton Corp. plc 11,235 3,522,734
Hubbell, Inc., Class B(a) 13,663 4,993,553
11,625,095
Electronic Equipment, Instruments & Components 0 .4%
Jabil, Inc. 21,156 2,301,561
Financial Services 3 .9%
Berkshire Hathaway, Inc.,
Class B* 40,909 16,641,781
Voya Financial, Inc. 53,731 3,822,961
20,464,742
Health Care Equipment & Supplies 6 .6%
Alcon, Inc.CHF 53,019 4,722,932
Baxter International, Inc. 83,486 2,792,607
Becton Dickinson & Co. 49,910 11,664,466
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc(a) 200,290 15,764,826
34,944,831
Health Care Providers & Services 2 .7%
Labcorp Holdings, Inc.(a) 23,685 4,820,134
UnitedHealth Group, Inc. 18,835 9,591,912
14,412,046
Hotels, Restaurants & Leisure 2 .3%
International Game
Technology plc 177,534 3,632,346
Las Vegas Sands Corp. 194,957 8,626,847
12,259,193
Independent Power and Renewable Electricity Producers
0 .4%
Vistra Corp. 23,664 2,034,631
Industrial Conglomerates 0 .7%
3M Co. 38,016 3,884,855
Insurance 8 .1%
Allstate Corp. (The) 57,790 9,226,751
American International Group,
Inc. 62,863 4,666,949
Aon plc, Class A 18,546 5,444,735
Assurant, Inc. 35,835 5,957,569
Globe Life, Inc. 30,763 2,531,180
RenaissanceRe Holdings Ltd.
(a) 30,881 6,902,212
Willis Towers Watson plc 30,997 8,125,553
42,854,949
Interactive Media & Services 1 .0%
Alphabet, Inc., Class A 27,767 5,057,759
IT Services 0 .9%
International Business
Machines Corp. 28,625 4,950,694
Life Sciences Tools & Services 2 .4%
Danaher Corp. 51,111 12,770,083
Media 1 .6%
Interpublic Group of Cos., Inc.
(The)(a) 79,883 2,323,796
Omnicom Group, Inc. 66,835 5,995,100
8,318,896
Metals & Mining 3 .2%
Freeport-McMoRan, Inc. 152,329 7,403,189
Newmont Corp. 224,632 9,405,342
16,808,531
Multi-Utilities 0 .9%
Dominion Energy, Inc.(a) 101,116 4,954,684
Oil, Gas & Consumable Fuels 8 .7%
Chevron Corp.(a) 41,578 6,503,631
ConocoPhillips 99,474 11,377,836
Diamondback Energy, Inc.(a) 20,953 4,194,581
EQT Corp.(a) 213,760 7,904,845
Marathon Petroleum Corp.(a) 14,134 2,451,966
Occidental Petroleum Corp.(a) 73,635 4,641,214
Phillips 66 61,999 8,752,399
45,826,472
Personal Care Products 1 .9%
Kenvue, Inc. 543,920 9,888,466

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - June 30, 2024 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
Pharmaceuticals 3 .3%
Novartis AG, ADR-CH 45,933 4,890,027
Sanofi SA, ADR(a) 256,272 12,434,318
17,324,345
Semiconductors & Semiconductor Equipment 2 .5%
Applied Materials, Inc. 41,058 9,689,278
Intel Corp. 109,125 3,379,601
13,068,879
Software 0 .8%
Dolby Laboratories, Inc., Class
A 53,675 4,252,670
Specialty Retail 0 .4%
Best Buy Co., Inc. 26,287 2,215,731
Tobacco 1 .3%
Philip Morris International, Inc. 64,612 6,547,134
Total Common Stocks
(cost $373,609,014) 469,239,337
Purchased Options 0 .4%
Number of
Contracts
Call Options 0 .4%
Future Equity Index Options: 0.4%
S&P 500 E-Mini Index
7/19/2024 at USD 5,550.00,
European Style
Notional Amount: USD
29,213,568
Exchange Traded
*
107 207,312
S&P 500 E-Mini Index
9/20/2024 at USD 5,650.00,
European Style
Notional Amount: USD
58,427,136
Exchange Traded
*
214 607,225
S&P 500 E-Mini Index
9/20/2024 at USD 5,500.00,
European Style
Notional Amount: USD
58,427,136
Exchange Traded
*
214 1,407,050
Total Purchased Options
(cost $1,671,535) 2,221,587
Short-Term Investment 4 .4%
Shares
U.S. Treasury Obligation 4.4%
U.S. Treasury Bills, 5.30%,
7/11/2024(a) 23,000,000 22,966,448
Total Short-Term Investment
(cost $22,966,551) 22,966,448
Repurchase Agreements 8 .9%
Principal
Amount ($) Value ($)
Bank of America NA,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $3,001,328,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/1/2042 -
7/1/2046; total market
value $3,060,000.(b)(c) 3,000,000 3,000,000
BofA Securities, Inc.,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $6,002,655,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 6.34%, maturing
3/25/2028 - 10/20/2065;
total market value
$6,120,000.(b)(c) 6,000,000 6,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $2,000,897,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074; total
market value $2,040,000.
(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $16,686,682,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$17,012,788.(b)(c) 16,679,204 16,679,204
Citi Global Market, Inc.,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $15,006,638,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 2.25%, maturing
3/31/2026 - 7/31/2028;
total market value
$15,300,004.(b)(c) 15,000,000 15,000,000

12 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $4,001,777,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $4,080,000.(b)(c) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $46,679,204) 46,679,204
Total Investments
(cost $444,926,304) — 102.7% 541,106,576
Liabilities in excess of other assets — (2.7)% (13,978,674)
NET ASSETS — 100.0%
$ 527,127,902
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $76,398,298, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $46,679,204 and by $31,806,302 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from 7/15/2024 – 2/15/2054, a total value of $78,485,506.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $46,679,204.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
Currency:
USD United States Dollar
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 642 9/2024 USD 55,590,780 342,430
Total long contracts 342,430
Short Contracts
S&P 500 E-Mini Index (213) 9/2024 USD (58,803,975) (58,763)
Total short contracts (58,763)
Net contracts 283,667
As of June 30, 2024, the Fund had $998,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Digital Evolution Strategy Fund - June 30, 2024 (Unaudited) - Statement of Investments - 13
Common Stocks 97 .2%
Shares Value ($)
Broadline Retail 1 .9%
Amazon.com, Inc.* 994 192,091
Communications Equipment 2 .8%
Arista Networks, Inc.* 514 180,147
Cisco Systems, Inc. 2,084 99,011
279,158
Electronic Equipment, Instruments & Components 1 .1%
Coherent Corp.* 1,462 105,937
Entertainment 1 .1%
Take-Two Interactive Software,
Inc.* 690 107,288
Financial Services 1 .3%
Toast, Inc., Class A* 5,099 131,401
Hotels, Restaurants & Leisure 0 .5%
DoorDash, Inc., Class A* 453 49,277
Interactive Media & Services 17 .9%
Alphabet, Inc., Class A 3,612 657,926
Meta Platforms, Inc., Class A 1,847 931,294
Pinterest, Inc., Class A* 2,401 105,812
ZoomInfo Technologies, Inc.,
Class A* 5,493 70,146
1,765,178
IT Services 4 .0%
MongoDB, Inc., Class A* 588 146,976
Shopify, Inc., Class A* 2,060 136,063
Snowflake, Inc., Class A* 832 112,395
395,434
Semiconductors & Semiconductor Equipment 30 .7%
Advanced Micro Devices, Inc.* 2,602 422,070
Analog Devices, Inc. 1,135 259,075
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Applied Materials, Inc. 1,139 268,793
Broadcom, Inc. 243 390,144
Marvell Technology, Inc. 2,731 190,897
Microchip Technology, Inc. 2,636 241,194
Micron Technology, Inc. 2,344 308,306
Monolithic Power Systems,
Inc. 131 107,640
NVIDIA Corp. 6,811 841,431
3,029,550
Software 22 .2%
Adobe, Inc.* 593 329,435
Crowdstrike Holdings, Inc.,
Class A* 344 131,817
Dynatrace, Inc.* 1,287 57,581
Guidewire Software, Inc.* 844 116,379
Klaviyo, Inc., Class A* 3,761 93,611
Microsoft Corp. 2,165 967,647
Monday.com Ltd.* 401 96,545
Salesforce, Inc. 1,533 394,134
2,187,149
Technology Hardware, Storage & Peripherals 13 .7%
Apple, Inc. 5,087 1,071,424
Dell Technologies, Inc., Class
C 827 114,052
Seagate Technology Holdings
plc 1,587 163,889
1,349,365
Total Investments
(cost $6,509,636) — 97.2% 9,591,828
Other assets in excess of liabilities — 2.8% 277,507
NET ASSETS — 100.0%
$ 9,869,335
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

14 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT J.P. Morgan Innovators Fund
Common Stocks 97 .1%
Shares Value ($)
Beverages 0 .9%
Monster Beverage Corp.* 1,143 57,093
Biotechnology 1 .8%
Exact Sciences Corp.* 1,173 49,559
Iovance Biotherapeutics, Inc.* 2,827 22,673
Vertex Pharmaceuticals, Inc.* 79 37,029
109,261
Broadline Retail 6 .6%
Amazon.com, Inc.* 1,925 372,006
Global-e Online Ltd.* 928 33,659
405,665
Building Products 2 .4%
Carrier Global Corp. 1,143 72,101
Trane Technologies plc 241 79,272
151,373
Capital Markets 3 .9%
Charles Schwab Corp. (The) 2,105 155,118
MarketAxess Holdings, Inc. 421 84,423
239,541
Chemicals 2 .0%
Sherwin-Williams Co. (The) 421 125,639
Communications Equipment 1 .2%
Arista Networks, Inc.* 211 73,951
Electric Utilities 2 .0%
NextEra Energy, Inc. 1,744 123,493
Electrical Equipment 0 .9%
Rockwell Automation, Inc. 210 57,809
Entertainment 1 .1%
ROBLOX Corp., Class A* 1,804 67,127
Financial Services 8 .0%
Block, Inc., Class A* 1,594 102,797
Corpay, Inc.* 421 112,159
Fiserv, Inc.* 812 121,020
Mastercard, Inc., Class A 210 92,644
Toast, Inc., Class A* 2,554 65,816
494,436
Food Products 1 .5%
Lamb Weston Holdings, Inc. 1,143 96,103
Ground Transportation 1 .7%
Uber Technologies, Inc.* 1,443 104,877
Health Care Equipment & Supplies 6 .8%
Boston Scientific Corp.* 1,293 99,574
Dexcom, Inc.* 842 95,466
Intuitive Surgical, Inc.* 210 93,418
Stryker Corp. 391 133,038
421,496
Health Care Providers & Services 2 .2%
Humana, Inc. 361 134,888
Industrial Conglomerates 1 .1%
Honeywell International, Inc. 331 70,682
Insurance 0 .5%
Kinsale Capital Group, Inc. 85 32,749
Interactive Media & Services 5 .5%
Alphabet, Inc., Class A 691 125,866
Common Stocks
Shares Value ($)
Interactive Media & Services
Meta Platforms, Inc., Class A 421 212,276
338,142
Machinery 1 .1%
Ingersoll Rand, Inc. 722 65,586
Pharmaceuticals 2 .6%
Eli Lilly & Co. 180 162,968
Professional Services 1 .3%
Automatic Data Processing,
Inc. 331 79,006
Real Estate Management & Development 2 .0%
Zillow Group, Inc., Class C* 2,616 121,356
Semiconductors & Semiconductor Equipment 12 .7%
Advanced Micro Devices, Inc.* 962 156,046
Lam Research Corp. 90 95,837
NVIDIA Corp. 2,706 334,299
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 540 93,857
Texas Instruments, Inc. 541 105,241
785,280
Software 12 .9%
Autodesk, Inc.* 331 81,906
Braze, Inc., Class A* 1,122 43,578
Datadog, Inc., Class A* 511 66,272
Microsoft Corp. 1,083 484,047
Salesforce, Inc. 481 123,665
799,468
Specialty Retail 3 .5%
Burlington Stores, Inc.* 241 57,840
Lowe's Cos., Inc. 421 92,814
Wayfair, Inc., Class A* 1,196 63,065
213,719
Technology Hardware, Storage & Peripherals 8 .6%
Apple, Inc. 2,285 481,267
Pure Storage, Inc., Class A* 812 52,138
533,405
Tobacco 2 .3%
Philip Morris International, Inc. 1,413 143,179
Total Investments
(cost $4,506,333) — 97.1% 6,008,292
Other assets in excess of liabilities — 2.9% 180,522
NET ASSETS — 100.0%
$ 6,188,814
* Denotes a non-income producing security.

NVIT J.P. Morgan Innovators Fund - June 30, 2024 (Unaudited) - Statement of Investments - 15
ADR American Depositary Receipt TW Taiwan
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks 96 .1%
Shares Value ($)
Aerospace & Defense 1 .3%
TransDigm Group, Inc. 149 190,364
Automobiles 1 .7%
Tesla, Inc.* 1,211 239,633
Beverages 0 .8%
Celsius Holdings, Inc.* 1,754 100,136
Monster Beverage Corp.* 352 17,582
117,718
Biotechnology 1 .8%
Regeneron Pharmaceuticals,
Inc.* 249 261,706
Broadline Retail 6 .9%
Amazon.com, Inc.* 4,256 822,472
MercadoLibre, Inc.* 92 151,193
973,665
Building Products 1 .1%
Trane Technologies plc 476 156,571
Capital Markets 1 .3%
Blackstone, Inc. 561 69,452
KKR & Co., Inc. 1,051 110,607
180,059
Communications Equipment 1 .4%
Arista Networks, Inc.* 573 200,825
Construction & Engineering 0 .6%
Quanta Services, Inc. 334 84,866
Electrical Equipment 2 .2%
Eaton Corp. plc 760 238,298
Vertiv Holdings Co., Class A 900 77,913
316,211
Electronic Equipment, Instruments & Components 1 .4%
Amphenol Corp., Class A 2,305 155,288
Jabil, Inc. 379 41,231
196,519
Entertainment 4 .0%
Netflix, Inc.* 629 424,499
Spotify Technology SA* 454 142,461
566,960
Financial Services 2 .3%
Block, Inc., Class A* 387 24,957
Mastercard, Inc., Class A 698 307,930
332,887
Ground Transportation 1 .8%
Uber Technologies, Inc.* 3,426 249,002
Health Care Equipment & Supplies 1 .9%
Edwards Lifesciences Corp.* 482 44,522
Intuitive Surgical, Inc.* 493 219,311
263,833
Health Care Providers & Services 1 .2%
McKesson Corp. 289 168,788
Hotels, Restaurants & Leisure 3 .9%
Airbnb, Inc., Class A* 198 30,023
Booking Holdings, Inc. 31 122,807
Chipotle Mexican Grill, Inc.,
Class A* 2,650 166,022
DoorDash, Inc., Class A* 868 94,421
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Marriott International, Inc.,
Class A 414 100,093
Starbucks Corp. 573 44,608
557,974
Household Durables 1 .1%
DR Horton, Inc. 1,083 152,627
Interactive Media & Services 10 .1%
Alphabet, Inc., Class C 3,987 731,296
Meta Platforms, Inc., Class A 1,397 704,395
1,435,691
IT Services 0 .9%
MongoDB, Inc., Class A* 85 21,247
Shopify, Inc., Class A* 1,526 100,792
122,039
Life Sciences Tools & Services 0 .0%
†
Thermo Fisher Scientific, Inc. 10 5,530
Media 0 .4%
Trade Desk, Inc. (The), Class
A* 628 61,337
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 1,100 53,460
Oil, Gas & Consumable Fuels 0 .6%
Cheniere Energy, Inc. 122 21,329
ConocoPhillips 539 61,651
82,980
Pharmaceuticals 5 .4%
Eli Lilly & Co. 851 770,478
Semiconductors & Semiconductor Equipment 18 .1%
Advanced Micro Devices, Inc.* 1,950 316,310
ASML Holding NV
(Registered), ADR-NL 60 61,364
Broadcom, Inc. 385 618,129
Lam Research Corp. 203 216,165
NVIDIA Corp. 9,410 1,162,511
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 1,083 188,236
2,562,715
Software 17 .0%
Adobe, Inc.* 32 17,777
Fair Isaac Corp.* 51 75,922
HubSpot, Inc.* 143 84,340
Intuit, Inc. 245 161,016
Microsoft Corp. 2,820 1,260,399
Oracle Corp. 2,196 310,075
Palo Alto Networks, Inc.* 262 88,821
Salesforce, Inc. 152 39,079
ServiceNow, Inc.* 226 177,787
Synopsys, Inc.* 342 203,511
2,418,727
Specialty Retail 0 .7%
AutoZone, Inc.* 34 100,779
Technology Hardware, Storage & Peripherals 5 .2%
Apple, Inc. 3,500 737,170

NVIT J.P. Morgan Large Cap Growth Fund - June 30, 2024 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
Trading Companies & Distributors 0 .6%
WW Grainger, Inc. 91 82,104
Total Investments
(cost $9,056,081) — 96.1% 13,643,218
Other assets in excess of liabilities — 3.9% 549,777
NET ASSETS — 100.0%
$ 14,192,995
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
ADR American Depositary Receipt
NL Netherlands
TW Taiwan
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT J.P.Morgan U.S. Equity Fund
Common Stocks 99 .5%
Shares Value ($)
Aerospace & Defense 2 .4%
Howmet Aerospace, Inc. 80,840 6,275,609
Northrop Grumman Corp. 32,029 13,963,043
20,238,652
Banks 3 .8%
US Bancorp 275,673 10,944,218
Wells Fargo & Co. 354,334 21,043,896
31,988,114
Biotechnology 6 .2%
AbbVie, Inc. 104,571 17,936,018
Biogen, Inc.* 18,378 4,260,388
Regeneron Pharmaceuticals,
Inc.* 18,720 19,675,282
Vertex Pharmaceuticals, Inc.* 21,184 9,929,364
51,801,052
Broadline Retail 4 .3%
Amazon.com, Inc.* 187,564 36,246,743
Building Products 2 .3%
Carrier Global Corp. 133,669 8,431,841
Trane Technologies plc 31,913 10,497,143
18,928,984
Capital Markets 2 .9%
Ameriprise Financial, Inc. 25,577 10,926,239
Morgan Stanley 135,574 13,176,437
24,102,676
Construction Materials 1 .9%
Vulcan Materials Co. 62,914 15,645,454
Consumer Finance 2 .0%
American Express Co. 73,747 17,076,118
Electric Utilities 3 .0%
NextEra Energy, Inc. 174,489 12,355,566
PG&E Corp. 724,952 12,657,662
25,013,228
Electrical Equipment 1 .7%
Eaton Corp. plc 44,188 13,855,147
Energy Equipment & Services 2 .1%
Baker Hughes Co., Class A 496,550 17,463,664
Financial Services 3 .1%
Block, Inc., Class A* 59,196 3,817,550
Corpay, Inc.* 16,486 4,392,035
Mastercard, Inc., Class A 41,188 18,170,498
26,380,083
Food Products 1 .2%
Mondelez International, Inc.,
Class A 152,825 10,000,868
Ground Transportation 2 .1%
CSX Corp. 515,742 17,251,570
Health Care Equipment & Supplies 2 .4%
Medtronic plc 99,792 7,854,628
Stryker Corp. 36,996 12,587,889
20,442,517
Health Care Providers & Services 2 .3%
UnitedHealth Group, Inc. 38,118 19,411,973
Hotels, Restaurants & Leisure 2 .4%
Marriott International, Inc.,
Class A 26,083 6,306,087
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
McDonald's Corp. 53,109 13,534,298
19,840,385
Industrial REITs 1 .2%
Prologis, Inc. 87,616 9,840,153
Insurance 1 .1%
Travelers Cos., Inc. (The) 44,760 9,101,498
Interactive Media & Services 6 .5%
Alphabet, Inc., Class A 150,660 27,442,719
Meta Platforms, Inc., Class A 53,193 26,820,974
54,263,693
Life Sciences Tools & Services 1 .0%
Danaher Corp. 33,412 8,347,988
Machinery 1 .5%
Deere & Co. 34,422 12,861,092
Oil, Gas & Consumable Fuels 2 .5%
Exxon Mobil Corp. 185,078 21,306,179
Pharmaceuticals 1 .0%
Eli Lilly & Co. 9,480 8,583,002
Semiconductors & Semiconductor Equipment 13 .0%
Analog Devices, Inc. 55,026 12,560,235
ASML Holding NV
(Registered), ADR-NL 2,028 2,074,097
Marvell Technology, Inc. 80,365 5,617,514
Micron Technology, Inc. 67,085 8,823,690
NVIDIA Corp. 493,623 60,982,185
NXP Semiconductors NV 68,593 18,457,690
108,515,411
Software 12 .8%
Intuit, Inc. 19,128 12,571,113
Microsoft Corp. 179,454 80,206,965
Oracle Corp. 99,933 14,110,540
106,888,618
Specialty Retail 4 .3%
AutoZone, Inc.* 2,991 8,865,623
Lowe's Cos., Inc. 88,392 19,486,900
TJX Cos., Inc. (The) 68,639 7,557,154
35,909,677
Technology Hardware, Storage & Peripherals 8 .5%
Apple, Inc. 308,905 65,061,571
Seagate Technology Holdings
plc 56,685 5,853,860
70,915,431
Total Investments
(cost $805,062,277) — 99.5% 832,219,970
Other assets in excess of liabilities — 0.5% 4,009,989
NET ASSETS — 100.0%
$ 836,229,959

NVIT J.P.Morgan U.S. Equity Fund - June 30, 2024 (Unaudited) - Statement of Investments - 19
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
Common Stocks 98 .9%
Shares Value ($)
Automobiles 2 .6%
Tesla, Inc.* 1,754 347,081
Banks 1 .2%
NU Holdings Ltd., Class A* 12,782 164,760
Broadline Retail 4 .3%
Amazon.com, Inc.* 2,150 415,487
MercadoLibre, Inc.* 104 170,914
586,401
Capital Markets 1 .3%
Robinhood Markets, Inc.,
Class A* 7,694 174,731
Communications Equipment 1 .9%
Arista Networks, Inc.* 729 255,500
Electrical Equipment 0 .3%
Vicor Corp.* 1,188 39,394
Entertainment 4 .7%
Netflix, Inc.* 646 435,973
Take-Two Interactive Software,
Inc.* 1,296 201,515
637,488
Ground Transportation 1 .9%
Uber Technologies, Inc.* 3,459 251,400
Health Care Technology 1 .3%
Veeva Systems, Inc., Class A* 976 178,618
Hotels, Restaurants & Leisure 1 .8%
Booking Holdings, Inc. 61 241,651
Interactive Media & Services 9 .3%
Alphabet, Inc., Class C 3,145 576,856
Meta Platforms, Inc., Class A 1,334 672,629
1,249,485
IT Services 4 .8%
MongoDB, Inc., Class A* 733 183,221
Shopify, Inc., Class A* 4,653 307,331
Snowflake, Inc., Class A* 1,150 155,353
645,905
Media 1 .8%
Trade Desk, Inc. (The), Class
A* 2,531 247,203
Semiconductors & Semiconductor Equipment 34 .9%
Advanced Micro Devices, Inc.* 2,448 397,090
Allegro MicroSystems, Inc.* 2,213 62,495
ASML Holding NV
(Registered), ADR-NL 218 222,955
Astera Labs, Inc.*(a) 569 34,430
Broadcom, Inc. 183 293,812
Credo Technology Group
Holding Ltd.* 7,840 250,410
Entegris, Inc. 1,151 155,845
First Solar, Inc.* 562 126,708
Lam Research Corp. 372 396,124
Marvell Technology, Inc. 2,511 175,519
Micron Technology, Inc. 3,002 394,853
MKS Instruments, Inc. 714 93,234
Monolithic Power Systems,
Inc. 321 263,759
NVIDIA Corp. 5,938 733,581
ON Semiconductor Corp.* 1,387 95,079
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Onto Innovation, Inc.* 623 136,786
Rambus, Inc.* 1,788 105,063
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 2,785 484,061
Teradyne, Inc. 892 132,275
Universal Display Corp. 768 161,472
4,715,551
Software 25 .9%
Adobe, Inc.* 556 308,880
Atlassian Corp., Class A* 678 119,925
BILL Holdings, Inc.* 686 36,097
Confluent, Inc., Class A* 6,045 178,509
Crowdstrike Holdings, Inc.,
Class A* 545 208,839
Datadog, Inc., Class A* 1,173 152,126
Elastic NV* 2,002 228,048
Gitlab, Inc., Class A* 2,483 123,455
HubSpot, Inc.* 408 240,634
Intuit, Inc. 278 182,704
Microsoft Corp. 456 203,809
Oracle Corp. 3,832 541,079
Palo Alto Networks, Inc.* 295 100,008
Procore Technologies, Inc.* 1,333 88,391
Rubrik, Inc., Class A* 585 17,936
ServiceNow, Inc.* 379 298,148
Synopsys, Inc.* 775 461,172
3,489,760
Technology Hardware, Storage & Peripherals 0 .9%
Super Micro Computer, Inc.* 156 127,819
Total Common Stocks
(cost $9,370,276) 13,352,747
Repurchase Agreement 0 .0%
†
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024,
repurchase price $4,845,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value $4,939.
(b)(c) 4,842 4,842
Total Repurchase Agreement
(cost $4,842) 4,842
Total Investments
(cost $9,375,118) — 98.9% 13,357,589
Other assets in excess of liabilities — 1.1% 142,181
NET ASSETS — 100.0%
$ 13,499,770

NVIT J.P. Morgan US Technology Leaders Fund - June 30, 2024 (Unaudited) - Statement of Investments - 21
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June 30,
2024 was $4,962, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$4,842.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $4,842.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
NL Netherlands
TW Taiwan
The accompanying notes are an integral part of these financial statements.

22 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Assets:
Investment securities, at value
*
$ 2,287,504,308
Repurchase agreements, at value 83,627,758
Cash 87,609,563
Deposits with broker for futures contracts 5,695,002
Foreign currencies, at value —
Interest and dividends receivable 1,471,219
Security lending income receivable 20,135
Receivable for investments sold —
Receivable for capital shares issued —
Reclaims receivable —
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) 16,436
Prepaid expenses 11,372
Total Assets 2,465,955,793
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 877,183
Payable for variation margin on futures contracts 303,800
Payable upon return of securities loaned (Note 2) 83,627,758
Accrued expenses and other payables:
Investment advisory fees 829,774
Fund administration fees 64,307
Distribution fees 129,065
Administrative servicing fees 279,681
Accounting and transfer agent fees 2,065
Trustee fees 20
Custodian fees 21,438
Compliance program costs (Note 3) 2,296
Professional fees 26,704
Printing fees 135,221
Other 21,055
Total Liabilities 86,320,367
Net Assets $ 2,379,635,426
* Includes value of securities on loan (Note 2) 252,321,086
Cost of investment securities 1,219,180,063
Cost of repurchase agreements 83,627,758
Cost of foreign currencies —
Represented by:
Capital $ 1,446,965,910
Total distributable earnings (loss) 932,669,516
Net Assets $ 2,379,635,426

Equity Funds (I) - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 23
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
NVIT J.P. Morgan
U.S. Equity Fund
$ 494,427,372 $ 9,591,828 $ 6,008,292 $ 13,643,218 $ 832,219,970
46,679,204 — — — —
31,636,492 376,104 249,262 625,165 4,949,737
1,410,997 — — — —
35,706 — — — —
726,760 2,776 4,173 3,318 399,985
2,593 1 13 19 100
157,187 — 836 94,609 3,017,803
344,548 — — — 5,360
32,913 — — — —
219,195 — — — —
— 8,825 8,620 8,329 1,988
2,592 44 34 65 485
575,675,559 9,979,578 6,271,230 14,374,723 840,595,428
993,462 71,111 46,051 121,011 4,123,826
350,053 3,591 2,721 23,236 58,639
— — — — —
46,679,204 — — — —
246,780 5,821 3,876 7,597 91,409
30,858 8,289 8,253 8,368 13,874
43,572 — — — 17,596
82,717 — — — 15,171
788 63 67 58 867
41 5 3 6 9
5,295 59 55 177 605
539 19 18 21 82
22,917 20,720 20,738 20,642 20,903
86,415 14 76 68 21,375
5,016 551 558 544 1,113
48,547,657 110,243 82,416 181,728 4,365,469
$ 527,127,902 $ 9,869,335 $ 6,188,814 $ 14,192,995 $ 836,229,959
76,398,298 — — — —
398,247,100 6,509,636 4,506,333 9,056,081 805,062,277
46,679,204 — — — —
39,887 — — — —
$ 357,103,971 $ 6,577,331 $ 4,655,368 $ 10,055,639 $ 809,241,090
170,023,931 3,292,004 1,533,446 4,137,356 26,988,869
$ 527,127,902 $ 9,869,335 $ 6,188,814 $ 14,192,995 $ 836,229,959

24 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Net Assets:
Class I Shares $ 1,746,776,754
Class II Shares 632,858,672
Class X Shares —
Class Y Shares —
Class Z Shares —
Total $ 2,379,635,426
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 72,131,703
Class II Shares 26,542,679
Class X Shares —
Class Y Shares —
Class Z Shares —
Total 98,674,382
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 24 .22
Class II Shares $ 23 .84
Class X Shares $ —
Class Y Shares $ —
Class Z Shares $ —

Equity Funds (I) - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 25
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
NVIT J.P. Morgan
U.S. Equity Fund
$ 221,540,922 $ — $ — $ — $ —
66,666,098 — — — 87,486,450
72,372,013 — — — —
— 9,869,335 6,188,814 14,192,995 748,743,509
166,548,869 — — — —
$ 527,127,902 $ 9,869,335 $ 6,188,814 $ 14,192,995 $ 836,229,959
12,299,724 — — — —
3,733,105 — — — 4,448,069
4,021,621 — — — —
— 587,644 467,915 935,287 38,216,325
9,405,413 — — — —
29,459,863 587,644 467,915 935,287 42,664,394
$ 18 .01 $ — $ — $ — $ —
$ 17 .86 $ — $ — $ — $ 19 .67
$ 18 .00 $ — $ — $ — $ —
$ — $ 16 .79 $ 13 .23 $ 15 .18 $ 19 .59
$ 17 .71 $ — $ — $ — $ —

26 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
US Technology
Leaders Fund
Assets:
Investment securities, at value
*
$ 13,352,747
Repurchase agreements, at value 4,842
Cash 185,496
Interest and dividends receivable 3,492
Security lending income receivable 74
Receivable for reimbursement from investment adviser (Note 3) 9,345
Prepaid expenses 71
Total Assets 13,556,067
Liabilities:
Payable for capital shares redeemed 13,498
Payable upon return of securities loaned (Note 2) 4,842
Accrued expenses and other payables:
Investment advisory fees 8,072
Fund administration fees 8,331
Accounting and transfer agent fees 58
Trustee fees 10
Custodian fees 219
Compliance program costs (Note 3) 20
Professional fees 20,656
Printing fees 53
Other 538
Total Liabilities 56,297
Net Assets $ 13,499,770
* Includes value of securities on loan (Note 2) 4,962
Cost of investment securities 9,370,276
Cost of repurchase agreements 4,842
Represented by:
Capital $ 9,656,857
Total distributable earnings (loss) 3,842,913
Net Assets $ 13,499,770

Equity Funds (I) - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 27
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
US Technology
Leaders Fund
Net Assets:
Class Y Shares $ 13,499,770
Total $ 13,499,770
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 853,442
Total 853,442
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 15 .82

28 - Statements of Operations - For the Six Months Ended June 30, 2024 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
INVESTMENT INCOME:
Dividend income $ 14,405,532
Interest income 6,915,743
Income from securities lending (Note 2) 77,238
Other income 2,650
Foreign tax withholding (4,369)
Total Income 21,396,794
EXPENSES:
Investment advisory fees 5,334,644
Fund administration fees 313,058
Distribution fees Class II Shares 766,650
Distribution fees Class Z Shares —
Administrative servicing fees Class I Shares 1,256,078
Administrative servicing fees Class II Shares 459,994
Administrative servicing fees Class X Shares —
Administrative servicing fees Class Z Shares —
Professional fees 55,410
Printing fees 6,464
Trustee fees 40,213
Custodian fees 34,302
Accounting and transfer agent fees 6,468
Compliance program costs (Note 3) 4,784
Other 26,294
Total expenses before fees waived and expenses reimbursed 8,304,359
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (434,754)
Expenses reimbursed by adviser (Note 3) (93,703)
Net Expenses 7,775,902
NET INVESTMENT INCOME 13,620,892
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 62,969,662
Expiration or closing of futures contracts (Note 2) 5,966,179
Foreign currency transactions (Note 2) —
Net realized gains (losses) 68,935,841
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 235,669,468
Futures contracts (Note 2) (2,434,272)
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 233,235,196
Net realized/unrealized gains (losses) 302,171,037
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 315,791,929

Equity Funds (I) - For the Six Months Ended June 30, 2024 (Unaudited) - Statements of Operations - 29
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
NVIT J.P. Morgan
U.S. Equity Fund
$ 5,891,878 $ 19,103 $ 21,556 $ 29,300 $ 933,266
1,421,491 6,033 3,262 12,241 29,950
16,217 214 75 145 612
— — — — —
(90,879) — (268) (246) (2,598)
7,238,707 25,350 24,625 41,440 961,230
1,510,431 30,230 22,280 40,171 230,558
92,108 25,812 25,576 26,344 39,494
84,247 — — — 106,665
212,343 — — — —
279,086 — — — —
84,247 — — — 106,665
42,374 — — — —
101,925 — — — —
24,459 20,527 20,521 20,576 22,057
24,585 233 6 16 3,582
9,267 147 108 228 1,491
8,355 32 237 12 1,187
1,866 6 6 10 261
1,126 6 2 18 176
6,442 20 16 32 848
2,482,861 77,013 68,752 87,407 512,984
(26,959) — — — —
— — — — —
— (51,999) (50,373) (49,062) (38,644)
2,455,902 25,014 18,379 38,345 474,340
4,782,805 336 6,246 3,095 486,890
40,562,461 530,342 322,221 (59,380) 3,289,251
(4,992,858) — — — 38,926
(199) — — — —
35,569,404 530,342 322,221 (59,380) 3,328,177
(2,385,720) 1,527,774 443,419 2,556,280 9,606,551
(391,221) — — — —
(4,421) — — — —
(2,781,362) 1,527,774 443,419 2,556,280 9,606,551
32,788,042 2,058,116 765,640 2,496,900 12,934,728
$ 37,570,847 $ 2,058,452 $ 771,886 $ 2,499,995 $ 13,421,618

30 - Statements of Operations - For the Six Months Ended June 30, 2024 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
US Technology
Leaders Fund
INVESTMENT INCOME:
Dividend income $ 16,827
Interest income 6,746
Income from securities lending (Note 2) 361
Foreign tax withholding (607)
Total Income 23,327
EXPENSES:
Investment advisory fees 45,313
Fund administration fees 26,292
Professional fees 20,574
Printing fees 7
Trustee fees 225
Custodian fees 7
Accounting and transfer agent fees 10
Compliance program costs (Note 3) 16
Other 30
Total expenses before expenses reimbursed 92,474
Expenses reimbursed by adviser (Note 3) (54,972)
Net Expenses 37,502
NET INVESTMENT LOSS (14,175)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 160,399
Net realized gains (losses) 160,399
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 1,934,783
Net change in unrealized appreciation/depreciation 1,934,783
Net realized/unrealized gains (losses) 2,095,182
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 2,081,007

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 13,620,892 $ 28,693,010
Net realized gains (losses) 68,935,841 (5,541,267)
Net change in unrealized appreciation/depreciation 233,235,196 426,127,754
Change in net assets resulting from operations 315,791,929 449,279,497
Distributions to Shareholders From:
Distributable earnings:
Class I — (21,629,643)
Class II — (6,713,408)
Class X — —
Class Y — —
Class Z — —
Change in net assets from shareholder distributions — (28,343,051)
Change in net assets from capital transactions (152,891,604) (197,540,022)
Change in net assets 162,900,325 223,396,424
Net Assets:
Beginning of period 2,216,735,101 1,993,338,677
End of period $ 2,379,635,426 $ 2,216,735,101
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,635,996 $ 7,371,261
Dividends reinvested — 21,629,643
Cost of shares redeemed (103,638,948) (156,157,210)
Total Class I Shares (102,002,952) (127,156,306)
Class II Shares
Proceeds from shares issued 3,281,832 12,011,382
Dividends reinvested — 6,713,408
Cost of shares redeemed (54,170,484) (89,108,506)
Total Class II Shares (50,888,652) (70,383,716)
Class X Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Class Z Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ (152,891,604) $ (197,540,022)

Equity Funds (I) - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 33
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT J.P. Morgan Digital Evolution Strategy
Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 4,782,805 $ 8,912,640 $ 336 $ 379
35,569,404 34,694,332 530,342 2,885
(2,781,362) 1,058,795 1,527,774 1,948,730
37,570,847 44,665,767 2,058,452 1,951,994
— (15,973,153) — —
— (4,865,906) — —
— (4,989,340) — —
— — — (496)
— (12,857,055) — —
— (38,685,454) — (496)
(41,212,476) (34,866,169) 2,524,932 635,998
(3,641,629) (28,885,856) 4,583,384 2,587,496
530,769,531 559,655,387 5,285,951 2,698,455
$ 527,127,902 $ 530,769,531 $ 9,869,335 $ 5,285,951
$ 759,077 $ 1,228,200 $ — $ —
— 15,973,153 — —
(17,012,063) (27,244,013) — —
(16,252,986) (10,042,660) — —
488,384 312,699 — —
— 4,865,906 — —
(6,098,751) (10,754,344) — —
(5,610,367) (5,575,739) — —
2,889,524 8,001,470 — —
— 4,989,340 — —
(4,536,198) (10,790,569) — —
(1,646,674) 2,200,241 — —
— — 2,632,622 789,572
— — — 496
— — (107,690) (154,070)
— — 2,524,932 635,998
1,325,803 9,184,040 — —
— 12,857,055 — —
(19,028,252) (43,489,106) — —
(17,702,449) (21,448,011) — —
$ (41,212,476) $ (34,866,169) $ 2,524,932 $ 635,998

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 71,729 383,676
Reinvested — 1,060,758
Redeemed (4,583,459) (8,148,817)
Total Class I Shares (4,511,730) (6,704,383)
Class II Shares
Issued 148,081 654,608
Reinvested — 334,123
Redeemed (2,432,415) (4,697,378)
Total Class II Shares (2,284,334) (3,708,647)
Class X Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Class Z Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares (6,796,064) (10,413,030)

Equity Funds (I) - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 35
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT J.P. Morgan Digital Evolution Strategy
Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
42,952 73,819 — —
— 970,636 — —
(965,953) (1,637,412) — —
(923,001) (592,957) — —
27,293 19,094 — —
— 298,140 — —
(348,332) (651,048) — —
(321,039) (333,814) — —
162,890 480,731 — —
— 303,347 — —
(261,147) (647,043) — —
(98,257) 137,035 — —
— — 192,413 68,615
— — — 39
— — (7,144) (13,842)
— — 185,269 54,812
75,639 560,277 — —
— 794,594 — —
(1,093,254) (2,663,840) — —
(1,017,615) (1,308,969) — —
(2,359,912) (2,098,705) 185,269 54,812

The accompanying notes are an integral part of these financial statements.
36 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Equity Funds (I)
NVIT J.P. Morgan Innovators Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 6,246 $ 15,265
Net realized gains (losses) 322,221 23,515
Net change in unrealized appreciation/depreciation 443,419 1,188,749
Change in net assets resulting from operations 771,886 1,227,529
Distributions to Shareholders From:
Distributable earnings:
Class II — —
Class Y — (15,966)
Change in net assets from shareholder distributions — (15,966)
Change in net assets from capital transactions 136,834 916,655
Change in net assets 908,720 2,128,218
Net Assets:
Beginning of period 5,280,094 3,151,876
End of period $ 6,188,814 $ 5,280,094
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class Y Shares
Proceeds from shares issued 678,040 1,226,953
Dividends reinvested — 15,966
Cost of shares redeemed (541,206) (326,264)
Total Class Y Shares 136,834 916,655
Change in net assets from capital transactions $ 136,834 $ 916,655
SHARE TRANSACTIONS:
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class Y Shares
Issued 53,400 123,501
Reinvested — 1,411
Redeemed (41,666) (33,115)
Total Class Y Shares 11,734 91,797
Total change in shares 11,734 91,797

Equity Funds (I) - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 37
NVIT J.P. Morgan Large Cap Growth Fund NVIT J.P. Morgan U.S. Equity Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 3,095 $ 14,967 $ 486,890 $ 471,644
(59,380) (319,677) 3,328,177 (1,248,509)
2,556,280 2,230,652 9,606,551 16,757,826
2,499,995 1,925,942 13,421,618 15,980,961
— — — (477,870)
— (16,783) — (95)
— (16,783) — (477,965)
2,388,768 3,160,609 742,546,195 10,026,942
4,888,763 5,069,768 755,967,813 25,529,938
9,304,232 4,234,464 80,262,146 54,732,208
$ 14,192,995 $ 9,304,232 $ 836,229,959 $ 80,262,146
$ — $ — $ 10,769,760 $ 16,018,615
— — — 477,870
— — (16,027,626) (6,469,638)
— — (5,257,866) 10,026,847
3,635,618 3,456,782 749,024,090 —
— 16,783 — 95
(1,246,850) (312,956) (1,220,029) —
2,388,768 3,160,609 747,804,061 95
$ 2,388,768 $ 3,160,609 $ 742,546,195 $ 10,026,942
— — 584,433 1,058,781
— — — 29,148
— — (859,604) (420,219)
— — (275,171) 667,710
266,493 317,176 38,278,112 —
— 1,378 — 6
(85,632) (27,646) (62,337) —
180,861 290,908 38,215,775 6
180,861 290,908 37,940,604 667,716

38 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan US Technology Leaders
Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment loss $ (14,175) $ (11,217)
Net realized gains (losses) 160,399 (152,844)
Net change in unrealized appreciation/depreciation 1,934,783 2,540,275
Change in net assets resulting from operations 2,081,007 2,376,214
Change in net assets from capital transactions 3,483,129 2,422,704
Change in net assets 5,564,136 4,798,918
Net Assets:
Beginning of period 7,935,634 3,136,716
End of period $ 13,499,770 $ 7,935,634
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 3,953,412 $ 2,741,421
Dividends reinvested — —
Cost of shares redeemed (470,283) (318,717)
Total Class Y Shares 3,483,129 2,422,704
Change in net assets from capital transactions $ 3,483,129 $ 2,422,704
SHARE TRANSACTIONS:
Class Y Shares
Issued 295,661 232,642
Reinvested — —
Redeemed (31,300) (27,390)
Total Class Y Shares 264,361 205,252
Total change in shares 264,361 205,252

Equity Funds (I) - June 30, 2024 (Unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 21.10 $ 0.14 $ 2.98 $ 3.12 $ — $ — $ — $ 24.22 14.79% $ 1,746,777 0.61% 1.26% 0.66% 1.86%
12/31/2023 17.27 0.27 3.84 4.11 (0.28) — (0.28) 21.10 23.88% 1,617,136 0.61% 1.44% 0.66% 3.09%
12/31/2022 24.03 0.18 (5.46) (5.28) (0.17) (1.31) (1.48) 17.27 (22.10)% 1,439,331 0.61% 0.93% 0.67% 1.98%
12/31/2021 18.84 0.13 5.54 5.67 (0.11) (0.37) (0.48) 24.03 30.24% 2,016,400 0.61% 0.62% 0.67% 9.79%
12/31/2020 17.76 0.22 2.97 3.19 (0.23) (1.88) (2.11) 18.84 18.90% 1,422,089 0.61% 1.28% 0.68% 10.36%
12/31/2019 17.57 0.31 5.78 6.09 (0.29) (5.61) (5.90) 17.76 37.62% 1,333,079 0.61% 1.62% 0.68% 3.18%
Class II Shares
6/30/2024 (Unaudited) 20.80 0.11 2.93 3.04 — — — 23.84 14.62% 632,859 0.86% 1.01% 0.91% 1.86%
12/31/2023 17.03 0.22 3.78 4.00 (0.23) — (0.23) 20.80 23.56% 599,599 0.86% 1.18% 0.91% 3.09%
12/31/2022 23.71 0.13 (5.38) (5.25) (0.12) (1.31) (1.43) 17.03 (22.26)% 554,007 0.86% 0.68% 0.92% 1.98%
12/31/2021 18.62 0.08 5.46 5.54 (0.08) (0.37) (0.45) 23.71 29.91% 807,253 0.86% 0.37% 0.92% 9.79%
12/31/2020 17.59 0.18 2.92 3.10 (0.19) (1.88) (2.07) 18.62 18.53% 360,834 0.86% 1.02% 0.93% 10.36%
12/31/2019 17.45 0.26 5.74 6.00 (0.25) (5.61) (5.86) 17.59 37.33% 363,497 0.86% 1.37% 0.93% 3.18%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

40 - Financial Highlights - June 30, 2024 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 16.79 $ 0.16 $ 1.06 $ 1.22 $ — $ — $ — $ 18.01 7.27% $ 221,541 0.88% 1.84% 0.88% 37.77%
12/31/2023 16.61 0.29 1.14 1.43 (0.29) (0.96) (1.25) 16.79 8.84% 222,008 0.88% 1.71% 0.88% 79.22%
12/31/2022 19.87 0.24 (0.62) (0.38) (0.20) (2.68) (2.88) 16.61 (1.13)% 229,418 0.87% 1.34% 0.87% 79.56%
12/31/2021 14.95 0.17 4.98 5.15 (0.23) — (0.23) 19.87 34.53% 259,805 0.88% 0.96% 0.90% 86.42%
12/31/2020 15.37 0.21 (0.05) 0.16 (0.23) (0.35) (0.58) 14.95 1.49% 169,059 0.91% 1.62% 0.91% 132.01%
12/31/2019 14.05 0.30 3.23 3.53 (0.41) (1.80) (2.21) 15.37 26.95% 205,999 0.89% 1.97% 0.89% 43.24%
Class II Shares
6/30/2024 (Unaudited) 16.66 0.15 1.05 1.20 — — — 17.86 7.20% 66,666 1.05% 1.67% 1.13% 37.77%
12/31/2023 16.49 0.25 1.14 1.39 (0.26) (0.96) (1.22) 16.66 8.65% 67,545 1.05% 1.54% 1.13% 79.22%
12/31/2022 19.75 0.21 (0.62) (0.41) (0.17) (2.68) (2.85) 16.49 (1.30)% 72,340 1.04% 1.17% 1.12% 79.56%
12/31/2021 14.85 0.14 4.95 5.09 (0.19) — (0.19) 19.75 34.32% 84,025 1.06% 0.78% 1.15% 86.42%
12/31/2020 15.22 0.19 (0.05) 0.14 (0.16) (0.35) (0.51) 14.85 1.39% 78,329 1.08% 1.50% 1.16% 132.01%
12/31/2019 13.94 0.27 3.19 3.46 (0.38) (1.80) (2.18) 15.22 26.68% 175,915 1.06% 1.80% 1.14% 43.24%
Class X Shares
6/30/2024 (Unaudited) 16.76 0.17 1.07 1.24 — — — 18.00 7.40% 72,372 0.75% 1.98% 0.75% 37.77%
12/31/2023 16.58 0.31 1.14 1.45 (0.31) (0.96) (1.27) 16.76 9.00% 69,066 0.75% 1.85% 0.75% 79.22%
12/31/2022 19.84 0.27 (0.62) (0.35) (0.23) (2.68) (2.91) 16.58 (1.02)% 66,042 0.74% 1.48% 0.74% 79.56%
12/31/2021 14.92 0.19 4.98 5.17 (0.25) — (0.25) 19.84 34.71% 68,665 0.75% 1.09% 0.77% 86.42%
12/31/2020(g) 12.97 0.06 2.07 2.13 (0.18) — (0.18) 14.92 16.46% 47,678 0.78% 1.26% 0.79% 132.01%
Class Z Shares
6/30/2024 (Unaudited) 16.52 0.15 1.04 1.19 — — — 17.71 7.20% 166,549 1.00% 1.72% 1.00% 37.77%
12/31/2023 16.35 0.26 1.14 1.40 (0.27) (0.96) (1.23) 16.52 8.78% 172,151 1.00% 1.59% 1.00% 79.22%
12/31/2022 19.62 0.22 (0.63) (0.41) (0.18) (2.68) (2.86) 16.35 (1.30)% 191,855 0.99% 1.23% 0.99% 79.56%
12/31/2021 14.76 0.15 4.91 5.06 (0.20) — (0.20) 19.62 34.35% 204,457 1.00% 0.83% 1.02% 86.42%
12/31/2020(g) 12.83 0.04 2.06 2.10 (0.17) — (0.17) 14.76 16.41% 175,284 1.03% 1.01% 1.04% 132.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 8, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of September 4,
2020 through December 31, 2020.

Equity Funds (I) - June 30, 2024 (Unaudited) - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Digital Evolution Strategy Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
6/30/2024 (Unaudited) $ 13.14 $ — $ 3.65 $ 3.65 $ — $ — $ — $ 16.79 27.78%(f) $ 9,869 0.62% 0.01% 1.91% 34.59%
12/31/2023 7.76 — 5.38 5.38 — — — 13.14 69.35% 5,286 0.62% 0.01% 2.96% 72.09%
12/31/2022(g) 10.00 (0.01) (2.23) (2.24) — — — 7.76 (22.40)% 2,698 0.63% (0.15)% 5.60% 66.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

42 - Financial Highlights - June 30, 2024 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Innovators Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
6/30/2024 (Unaudited) $ 11.57 $ 0.01 $ 1.65 $ 1.66 $ — $ — $ — $ 13.23 14.35% $ 6,189 0.62% 0.21% 2.32% 48.55%
12/31/2023 8.65 0.04 2.92 2.96 (0.04) — (0.04) 11.57 34.17% 5,280 0.62% 0.38% 2.82% 93.79%
12/31/2022(f) 10.00 0.02 (1.35) (1.33) (0.02) — (0.02) 8.65 (13.30)% 3,152 0.63% 0.37% 5.28% 52.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

Equity Funds (I) - June 30, 2024 (Unaudited) - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
6/30/2024 (Unaudited) $ 12.33 $ — $ 2.85 $ 2.85 $ — $ — $ — $ 15.18 23.11%(f) $ 14,193 0.62% 0.05% 1.41% 27.51%
12/31/2023 9.14 0.02 3.19 3.21 (0.02) — (0.02) 12.33 35.15% 9,304 0.62% 0.23% 1.93% 59.02%
12/31/2022(g) 10.00 0.05 (0.87) (0.82) (0.04) — (0.04) 9.14 (8.19)% 4,234 0.62% 0.77% 4.47% 12.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

44 - Financial Highlights - June 30, 2024 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan U.S. Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2024 (Unaudited) $ 16.99 $ 0.04 $ 2.64 $ 2.68 $ — $ — $ — $ 19.67 15.77% $ 87,486 0.94% 0.42% 1.03% 22.81%
12/31/2023 13.49 0.11 3.49 3.60 (0.10) — (0.10) 16.99 26.73% 80,253 0.94% 0.70% 1.03% 51.24%
12/31/2022 16.94 0.10 (3.38) (3.28) (0.08) (0.09) (0.17) 13.49 (19.38)% 54,725 0.94% 0.69% 1.10% 47.17%
12/31/2021 13.62 0.05 3.74 3.79 (0.04) (0.43) (0.47) 16.94 27.93% 44,370 0.89% 0.33% 1.37% 61.64%
12/31/2020 11.03 0.05 2.81 2.86 (0.04) (0.23) (0.27) 13.62 25.99% 14,303 0.94% 0.46% 3.53% 123.37%
12/31/2019(g) 10.00 0.02 1.03 1.05 (0.02) — (0.02) 11.03 10.51% 2,889 0.93% 0.71% 8.34% 11.87%
Class Y Shares
6/30/2024 (Unaudited) 16.89 0.16 2.54 2.70 — — — 19.59 15.99%(h) 748,744 0.40% 1.66% 0.40% 22.81%
12/31/2023 13.41 0.18 3.47 3.65 (0.17) — (0.17) 16.89 27.30%(h) 9 0.44% 1.20% 0.52% 51.24%
12/31/2022 16.83 0.17 (3.35) (3.18) (0.15) (0.09) (0.24) 13.41 (18.95)%(h) 7 0.44% 1.16% 0.61% 47.17%
12/31/2021 13.52 0.12 3.74 3.86 (0.12) (0.43) (0.55) 16.83 28.66%(h) 9 0.44% 0.80% 0.97% 61.64%
12/31/2020 11.07 0.11 2.81 2.92 (0.24) (0.23) (0.47) 13.52 26.52% 7 0.45% 0.98% 3.52% 123.37%
12/31/2019(g) 10.00 0.03 1.04 1.07 — — — 11.07 10.70% 6 0.44% 1.21% 7.92% 11.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (I) - June 30, 2024 (Unaudited) - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan US Technology Leaders Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
6/30/2024 (Unaudited) $ 13.47 $ (0.02) $ 2.37 $ 2.35 $ — $ — $ — $ 15.82 17.45% $ 13,500 0.62% (0.23)% 1.53% 25.83%
12/31/2023 8.17 (0.02) 5.32 5.30 — — — 13.47 64.87% 7,936 0.62% (0.22)% 2.37% 31.34%
12/31/2022(f) 10.00 (0.01) (1.82) (1.83) — — — 8.17 (18.30)% 3,137 0.63% (0.12)% 5.35% 20.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

46 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (I)
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the seven (7) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BNY Mellon Dynamic U.S. Core Fund ("U.S. Core")
NVIT BNY Mellon Dynamic U.S. Equity Income Fund ("U.S. Equity Income")
NVIT J.P. Morgan Digital Evolution Strategy Fund ("Digital Evolution Strategy")
NVIT J.P. Morgan Innovators Fund ("Innovators")
NVIT J.P. Morgan Large Cap Growth Fund ("Large Cap Growth")
NVIT J.P. Morgan U.S. Equity Fund ("U.S. Equity")
NVIT J.P. Morgan US Technology Leaders Fund ("US Technology Leaders")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of Digital Evolution Strategy, Innovators, Large Cap Growth, and US Technology Leaders. Shares of U.S. Core
are held by separate accounts established by NLIC and Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC. Shares of U.S. Equity Income are held by separate accounts established by NLIC, NLAIC, and other affiliated insurance companies. Shares of U.S. Equity are held by separate accounts established by NLIC, NLAIC, and series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class X, Class Y, and Class Z shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Digital Evolution Strategy, is a diversified fund as defined in the 1940 Act. Digital Evolution Strategy is a non-
diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Equity Funds (I) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 47
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

48 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (I)
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2024. Please refer to the
Statements of Investments for additional information on portfolio holdings.
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,107,083,596 $ – $ – $ 2,107,083,596
Futures Contracts# 235,115 – – 235,115
Purchased Option 9,758,375 – – 9,758,375
Repurchase Agreements – 83,627,758 – 83,627,758
Short-Term Investment – 170,662,337 – 170,662,337
Total $ 2,117,077,086 $ 254,290,095 $ – $ 2,371,367,181
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 469,239,337 $ – $ – $ 469,239,337
Futures Contracts# 342,430 – – 342,430
Purchased Option 2,221,587 – – 2,221,587
Repurchase Agreements – 46,679,204 – 46,679,204
Short-Term Investment – 22,966,448 – 22,966,448
Total Assets $ 471,803,354 $ 69,645,652 $ – $ 541,449,006
Liabilities:
Futures Contracts# $ (58,763) $ – $ – $ (58,763)
Total Liabilities $ (58,763) $ – $ – $ (58,763)
Total $ 471,744,591 $ 69,645,652 $ – $ 541,390,243
Digital Evolution Strategy
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 9,591,828 $ – $ – $ 9,591,828
Total $ 9,591,828 $ – $ – $ 9,591,828
Innovators
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 6,008,292 $ – $ – $ 6,008,292
Total $ 6,008,292 $ – $ – $ 6,008,292

Equity Funds (I) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 49
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 13,643,218 $ – $ – $ 13,643,218
Total $ 13,643,218 $ – $ – $ 13,643,218
U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 832,219,970 $ – $ – $ 832,219,970
Total $ 832,219,970 $ – $ – $ 832,219,970
US Technology Leaders
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 13,352,747 $ – $ – $ 13,352,747
Repurchase Agreement – 4,842 – 4,842
Total $ 13,352,747 $ 4,842 $ – $ 13,357,589
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

50 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (I)
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.

Equity Funds (I) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 51
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2024:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2024:
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 9,758,375
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 235,115
Total $ 9,993,490
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,221,587
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 342,430
Total $ 2,564,017
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (58,763)
Total $ (58,763)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 26,372,771
Futures Contracts
Equity risk 5,966,179
Total $ 32,338,950

52 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (I)
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2024:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2024:
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 6,283,813
Futures Contracts
Equity risk (4,992,858)
Total $ 1,290,955
U.S. Equity
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 38,926
Total $ 38,926
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (2,950,613)
Futures Contracts
Equity risk (2,434,272)
Total $ (5,384,885)
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (794,143)
Futures Contracts
Equity risk (391,221)
Total $ (1,185,364)
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 8,101,509
Average Number of Purchased Option Contracts 1,774
Futures Contracts:
Average Notional Balance Long $ 86,095,363
Average Notional Balance Short $ 3,631,200
U.S. Equity Income
Options:
Average Value Purchased $ 1,915,863
Average Number of Purchased Option Contracts 417
Futures Contracts:
Average Notional Balance Long $ 54,655,294
Average Notional Balance Short $ 51,692,789

Equity Funds (I) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 53
As of June 30, 2024, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
(f) Securities Lending
During the six months ended June 30, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
U.S. Equity
Futures Contracts:
Average Notional Balance Long $ 321,434
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
U.S. Core $ 83,627,758
U.S. Equity Income 46,679,204
US Technology Leaders 4,842

54 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (I)
As of June 30, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended June 30, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2024, the joint repos on a gross basis were as follows:
Bank of America NA, 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $89,039,383, collateralized by U.S. Government
Agency Securities, 3.50%, maturing 3/1/2042 - 7/1/2046; total market value $90,780,000.
BofA Securities, Inc., 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $35,015,488, collateralized by U.S. Government
Agency Securities, ranging from 1.50% - 6.34%, maturing 3/25/2028 - 10/20/2065; total market value $35,700,001.
Cantor Fitzgerald & Co., 5.38%, dated 6/28/2024, due 7/1/2024, repurchase price $145,065,008, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 8.50%, maturing 6/1/2026 - 5/20/2074; total market value $147,900,000.
Cantor Fitzgerald & Co., 5.38%, dated 6/28/2024, due 7/1/2024, repurchase price $189,624,761, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 7.21%, maturing 3/26/2027 - 12/20/2073; total market value
$193,330,580.
Citi Global Market, Inc., 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $287,327,086, collateralized by U.S.
Government Treasury Securities, ranging from 1.00% - 2.25%, maturing 3/31/2026 - 7/31/2028; total market value
$292,944,084.
Pershing LLC, 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $211,093,719, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 8.79%, maturing 7/9/2024 - 5/20/2074; total market value $215,220,000.
Santander US Capital Markets, 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $95,042,196, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.01% - 7.18%, maturing 8/25/2024 - 8/20/2071; total market value
$96,943,040.

Equity Funds (I) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 55
As of June 30, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
Cantor Fitzgerald &
Co. 11,627,758 – 11,627,758 (11,627,758) –
Citi Global Market,
Inc. 50,000,000 – 50,000,000 (50,000,000) –
Pershing LLC 6,000,000 – 6,000,000 (6,000,000) –
Santander US Capital
Markets 6,000,000 – 6,000,000 (6,000,000) –
Total $ 83,627,758 $ – $ 83,627,758 $ (83,627,758) $ –
U.S. Equity Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
BofA Securities, Inc. 6,000,000 – 6,000,000 (6,000,000) –
Cantor Fitzgerald &
Co. 2,000,000 – 2,000,000 (2,000,000) –
Cantor Fitzgerald &
Co. 16,679,204 – 16,679,204 (16,679,204) –
Citi Global Market,
Inc. 15,000,000 – 15,000,000 (15,000,000) –
Pershing LLC 4,000,000 – 4,000,000 (4,000,000) –
Total $ 46,679,204 $ – $ 46,679,204 $ (46,679,204) $ –

56 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (I)
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
US Technology Leaders
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 4,842 $ – $ 4,842 $ (4,842) $ –
Total $ 4,842 $ – $ 4,842 $ (4,842) $ –
* As of June 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Equity Funds (I) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 57
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2024, the subadviser for each Fund is as follows:
Fund Subadviser
U.S. Core Newton Investment Management North America, LLC (“Newton US”)
U.S. Equity Income Newton US
Digital Evolution Strategy J.P. Morgan Investment Management Inc. ("JPMIM")
Innovators JPMIM
Large Cap Growth JPMIM
U.S. Equity JPMIM
US Technology Leaders JPMIM

58 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (I)
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2025.
During the six months ended June 30, 2024, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2024, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund
Fund Fee Schedule
Advisory Fee
(annual rate)
U.S. Core Up to $500 million 0.50%
$500 million up to $1 billion 0.475%
$1 billion and more 0.45%
U.S. Equity Income Up to $500 million 0.57%
$500 million up to $1 billion 0.55%
$1 billion and more 0.53%
Digital Evolution Strategy $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Innovators $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Large Cap Growth $0 up to $500 million 0.65%
$500 million and more 0.60%
U.S. Equity All assets 0.39%
US Technology Leaders $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Fund
Advisory Fee
Waiver
(annual rate)
U.S. Core 0.038%
Fund Amount
U.S. Core $ 434,754
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
U.S. Core 0.47% 0.43% 0.42%
U.S. Equity Income 0.57 N/A 0.57
Digital Evolution Strategy 0.75 N/A 0.00
Innovators 0.75 N/A 0.00
Large Cap Growth 0.65 N/A 0.00
U.S. Equity 0.38 N/A 0.31
US Technology Leaders 0.75 N/A 0.00
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

Equity Funds (I) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 59
in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until
April 30, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Fund Classes
Amount
(annual rate)
Digital Evolution Strategy All Classes 0.62%
Innovators All Classes 0.62
Large Cap Growth All Classes 0.62
U.S. Equity All Classes 0.44
US Technology Leaders All Classes 0.62
Fund Classes
Amount
(annual rate)
U.S. Core Class I 0.65%
Class II 0.90%
U.S. Equity Income Class I 0.92%
Class II 1.09%
Class X 0.79%
Class Z 1.04%
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Six Months Ended
June 30, 2024
Amount Total
U.S. Core $ 187,392 $ 327,567 $ 179,974 $ 93,703 $ 788,636
U.S. Equity Income — — — — —
Digital Evolution Strategy — 96,427(a) 84,036 51,999 232,462
Innovators — 96,630(a) 79,479 50,373 226,482
Large Cap Growth — 94,883(a) 76,855 49,062 220,800
U.S. Equity 68,579 76,803 53,797 38,644 237,823
US Technology Leaders — 96,586(a) 81,011 54,972 232,569
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.

60 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (I)
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2024, NFM earned an aggregate of $548,684 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2024, the Funds' aggregate portion of such costs amounted to $6,128.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2025:
g
During the six months ended June 30, 2024, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.12% of the average daily net assets of Class
X and Class Z shares of each Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class II Shares Class Z Shares
U.S. Core 0.25% N/A
U.S. Equity Income 0.25% 0.25%
U.S. Equity 0.25% N/A
N/A - Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
U.S. Equity Income 0.08%
Fund Amount
U.S. Equity Income $ 26,959

Equity Funds (I) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 61
For the six months ended June 30, 2024, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2024, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the six months ended June 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2024, none of the Funds engaged in interfund lending.
Fund Class I Class II Class X Class Z
U.S. Core 0.15% 0.15% N/A N/A
U.S. Equity Income 0.25 0.25 0.12% 0.12%
U.S. Equity N/A 0.25 N/A N/A
N/A — Not Applicable.
Fund Amount
U.S. Core $ 1,716,072
U.S. Equity Income 507,632
Digital Evolution Strategy N/A
Innovators N/A
Large Cap Growth N/A
U.S. Equity 106,665
US Technology Leaders N/A
N/A — Not Applicable.

62 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (I)
5. Investment Transactions
For the six months ended June 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases
*
Sales
*
U.S. Core $ 37,475,982 $ 147,478,624
U.S. Equity Income 180,113,772 211,148,743
Digital Evolution Strategy 5,047,096 2,667,019
Innovators 2,841,672 2,799,171
Large Cap Growth 5,358,751 3,235,705
U.S. Equity 782,716,476 43,592,528
US Technology Leaders 6,383,646 2,979,575
* Includes purchases and sales of long-term U.S. Government securities, if any.

Equity Funds (I) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 63
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended June 30, 2024, the Funds recaptured the following amounts of brokerage commissions:
10. Federal Tax Information
As of June 30, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 2, 2025. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2024 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Large Cap Growth $ 65
US Technology Leaders 246
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. Core $ 1,310,926,352 $ 1,113,408,628 $ (52,967,799) $ 1,060,440,829
U.S. Equity Income 448,341,826 99,252,074 (6,203,657) 93,048,417
Digital Evolution Strategy 6,530,061 3,174,732 (112,965) 3,061,767
Innovators 4,527,798 1,587,788 (107,294) 1,480,494
Large Cap Growth 9,143,077 4,544,709 (44,568) 4,500,141
U.S. Equity 806,391,468 28,322,759 (2,494,257) 25,828,502
US Technology Leaders 9,471,729 4,082,056 (196,196) 3,885,860

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-CEQ-1 (8-24)

Semiannual Report
June 30, 2024 (Unaudited)
Nationwide Variable Insurance Trust
Equity Funds (II)
NVIT Allspring Discovery Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT Calvert Equity Fund
NVIT Invesco Small Cap Growth Fund
(formerly, NVIT Multi-Manager Small Cap Growth Fund)
NVIT Jacobs Levy Large Cap Core Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Real Estate Fund
NVIT Victory Mid Cap Value Fund
(formerly, NVIT Multi-Manager Mid Cap Value Fund)
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2024 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 50
Statements of Operations 58
Statements of Changes in Net Assets 62
Financial Highlights 74
Notes to Financial Statements 85

2 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Allspring Discovery Fund
Common Stocks 98 .0%
Shares Value ($)
BRAZIL 1 .4%
Broadline Retail 1 .4%
MercadoLibre, Inc. * 3,938 6,471,709
CANADA 2 .7%
Commercial Services & Supplies 1 .3%
RB Global, Inc. 79,500 6,070,620
Software 1 .4%
Descartes Systems Group, Inc.
(The) * 65,400 6,333,336
12,403,956
DENMARK 0 .8%
Biotechnology 0 .8%
Ascendis Pharma A/S, ADR * 27,314 3,725,083
ISRAEL 1 .5%
Broadline Retail 1 .5%
Global-e Online Ltd. *(a) 187,828 6,812,522
SWITZERLAND 1 .0%
Textiles, Apparel & Luxury Goods 1 .0%
On Holding AG, Class A * 119,852 4,650,258
UNITED STATES 90 .6%
Aerospace & Defense 3 .4%
AAR Corp. * 70,774 5,145,270
Axon Enterprise, Inc. *(a) 34,839 10,251,027
15,396,297
Beverages 1 .1%
Celsius Holdings, Inc. *(a) 90,000 5,138,100
Biotechnology 6 .4%
Halozyme Therapeutics, Inc. * 87,600 4,586,736
Insmed, Inc. * 49,400 3,309,800
Krystal Biotech, Inc. *(a) 16,300 2,993,332
Natera, Inc. *(a) 104,700 11,337,963
Neurocrine Biosciences, Inc. * 30,400 4,185,168
Vaxcyte, Inc. *(a) 39,300 2,967,543
29,380,542
Building Products 1 .4%
Advanced Drainage Systems, Inc. 39,350 6,311,347
Capital Markets 4 .3%
Blue Owl Capital, Inc., Class A 269,500 4,783,625
Morningstar, Inc. 30,200 8,934,670
Tradeweb Markets, Inc., Class A 54,200 5,745,200
19,463,495
Commercial Services & Supplies 6 .0%
Casella Waste Systems, Inc.,
Class A *(a) 122,859 12,190,070
Rollins, Inc. 112,338 5,480,971
Tetra Tech, Inc. 48,423 9,901,535
27,572,576
Construction & Engineering 3 .0%
EMCOR Group, Inc. (a) 21,900 7,995,252
Sterling Infrastructure, Inc. * 46,500 5,502,810
13,498,062
Electrical Equipment 1 .5%
Vertiv Holdings Co., Class A 77,200 6,683,204
Electronic Equipment, Instruments & Components 3 .1%
Novanta, Inc. * 49,473 8,069,541
Teledyne Technologies, Inc. * 15,087 5,853,454
13,922,995
Common Stocks
Shares Value ($)
UNITED STATES
Entertainment 3 .3%
Liberty Media Corp-Liberty Live,
Class C * 155,188 5,939,045
TKO Group Holdings, Inc., Class
A (a) 82,400 8,898,376
14,837,421
Financial Services 1 .7%
Jack Henry & Associates, Inc. 46,700 7,753,134
Ground Transportation 1 .9%
Saia, Inc. *(a) 17,861 8,471,294
Health Care Equipment & Supplies 5 .0%
Glaukos Corp. * 35,600 4,213,260
iRhythm Technologies, Inc. *(a) 61,736 6,645,263
Penumbra, Inc. *(a) 28,600 5,147,142
TransMedics Group, Inc. *(a) 45,000 6,777,900
22,783,565
Health Care Providers & Services 4 .1%
HealthEquity, Inc. *(a) 103,800 8,947,560
Option Care Health, Inc. *(a) 180,552 5,001,290
RadNet, Inc. * 80,500 4,743,060
18,691,910
Hotels, Restaurants & Leisure 5 .6%
DraftKings, Inc., Class A * 154,300 5,889,631
Dutch Bros, Inc., Class A * 53,900 2,231,460
Hyatt Hotels Corp., Class A (a) 31,500 4,785,480
Sweetgreen, Inc., Class A *(a) 150,700 4,542,098
Wingstop, Inc. 19,278 8,148,039
25,596,708
Household Durables 1 .3%
Taylor Morrison Home Corp.,
Class A * 104,400 5,787,936
Industrial REITs 1 .5%
Rexford Industrial Realty, Inc. (a) 148,276 6,611,627
IT Services 2 .6%
Globant SA *(a) 43,075 7,678,550
MongoDB, Inc., Class A * 16,739 4,184,080
11,862,630
Life Sciences Tools & Services 3 .8%
Bio-Techne Corp. (a) 94,756 6,789,267
Medpace Holdings, Inc. * 14,400 5,930,640
Repligen Corp. *(a) 34,700 4,374,282
17,094,189
Machinery 2 .5%
Esab Corp. 56,800 5,363,624
RBC Bearings, Inc. *(a) 21,500 5,800,270
11,163,894
Metals & Mining 1 .4%
ATI, Inc. *(a) 118,400 6,565,280
Personal Care Products 1 .6%
elf Beauty, Inc. *(a) 34,000 7,164,480
Professional Services 1 .5%
Parsons Corp. *(a) 81,600 6,675,696
Semiconductors & Semiconductor Equipment 6 .0%
Entegris, Inc. 52,600 7,122,040
Impinj, Inc. * 33,116 5,191,595
Monolithic Power Systems, Inc. 6,500 5,340,920
Onto Innovation, Inc. *(a) 45,300 9,946,068
27,600,623

NVIT Allspring Discovery Fund - June 30, 2024 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
UNITED STATES
Software 10 .2%
CCC Intelligent Solutions
Holdings, Inc. *(a) 779,604 8,661,401
Clearwater Analytics Holdings,
Inc., Class A * 397,900 7,369,108
Dynatrace, Inc. * 159,900 7,153,926
Procore Technologies, Inc. * 80,900 5,364,479
Samsara, Inc., Class A *(a) 115,400 3,888,980
Sprout Social, Inc., Class A *(a) 84,200 3,004,256
Tyler Technologies, Inc. *(a) 15,100 7,591,978
Zscaler, Inc. * 20,800 3,997,552
47,031,680
Specialty Retail 1 .9%
Burlington Stores, Inc. * 21,900 5,256,000
Wayfair, Inc., Class A *(a) 66,400 3,501,272
8,757,272
Trading Companies & Distributors 4 .5%
Applied Industrial Technologies,
Inc. 41,800 8,109,200
SiteOne Landscape Supply, Inc.
*(a) 45,332 5,503,758
Watsco, Inc. (a) 15,300 7,087,572
20,700,530
412,516,487
Total Common Stocks
(cost $341,722,977) 446,580,015
Repurchase Agreements 8 .3%
Principal
Amount ($)
Bank of America NA, 5.31%,
dated 6/28/2024, due
7/1/2024, repurchase price
$5,002,213, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
3/1/2042 - 7/1/2046; total
market value $5,100,000.(b)
(c) 5,000,000 5,000,000
BofA Securities, Inc., 5.31%,
dated 6/28/2024, due
7/1/2024, repurchase price
$1,000,443, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 6.34%, maturing
3/25/2028 - 10/20/2065; total
market value $1,020,000.(b)
(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024, due
7/1/2024, repurchase price
$1,000,449, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074; total
market value $1,020,000.(b)
(c) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024, due
7/1/2024, repurchase price
$3,586,475, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073; total
market value $3,656,565.(b)
(c) 3,584,868 3,584,868
Citi Global Market, Inc., 5.31%,
dated 6/28/2024, due
7/1/2024, repurchase price
$17,007,523, collateralized
by U.S. Government Treasury
Securities, ranging from
1.00% - 2.25%, maturing
3/31/2026 - 7/31/2028; total
market value $17,340,005.
(b)(c) 17,000,000 17,000,000
Pershing LLC, 5.33%, dated
6/28/2024, due 7/1/2024,
repurchase price $2,000,889,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.79%, maturing
7/9/2024 - 5/20/2074; total
market value $2,040,000.(b)
(c) 2,000,000 2,000,000
Santander US Capital Markets,
5.33%, dated 6/28/2024, due
7/1/2024, repurchase price
$8,003,554, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.01% - 7.18%, maturing
8/25/2024 - 8/20/2071; total
market value $8,163,624.(b)
(c) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $37,584,868) 37,584,868
Total Investments
(cost $379,307,845) — 106.3% 484,164,883
Liabilities in excess of other assets — (6.3)% (28,850,775)
NET ASSETS — 100.0%
$ 455,314,108

4 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Allspring Discovery Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June
30, 2024 was $123,606,846, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $37,584,868 and by $87,889,547 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from 7/30/2024 – 2/15/2054, a total value of $125,474,415.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $37,584,868.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT AQR Large Cap Defensive Style Fund - June 30, 2024 (Unaudited) - Statement of Investments - 5
Common Stocks 98 .4%
Shares Value ($)
Aerospace & Defense 3 .0%
General Dynamics Corp. 2,164 627,863
General Electric Co. 39,144 6,222,722
Lockheed Martin Corp. 18,456 8,620,797
Northrop Grumman Corp. 11,564 5,041,326
20,512,708
Banks 0 .1%
JPMorgan Chase & Co. 2,821 570,576
Beverages 3 .9%
Coca-Cola Co. (The) 126,268 8,036,958
Keurig Dr Pepper, Inc. 13,810 461,254
Molson Coors Beverage Co.,
Class B(a) 19,375 984,831
Monster Beverage Corp.* 163,734 8,178,514
PepsiCo, Inc. 51,453 8,486,143
26,147,700
Biotechnology 5 .1%
AbbVie, Inc. 23,093 3,960,911
Gilead Sciences, Inc. 47,837 3,282,096
Neurocrine Biosciences, Inc.* 19,615 2,700,397
Regeneron Pharmaceuticals,
Inc.* 10,020 10,531,321
United Therapeutics Corp.* 16,863 5,371,709
Vertex Pharmaceuticals, Inc.* 18,904 8,860,683
34,707,117
Capital Markets 2 .9%
Cboe Global Markets, Inc. 54,444 9,258,747
CME Group, Inc. 45,094 8,865,480
LPL Financial Holdings, Inc. 5,421 1,514,085
19,638,312
Chemicals 0 .6%
CF Industries Holdings, Inc. 6,056 448,871
Corteva, Inc. 24,926 1,344,508
Linde plc 2,188 960,116
LyondellBasell Industries NV,
Class A 6,477 619,590
NewMarket Corp. 1,037 534,646
3,907,731
Commercial Services & Supplies 3 .6%
Copart, Inc.* 60,632 3,283,829
Republic Services, Inc., Class
A 52,325 10,168,841
Rollins, Inc. 13,275 647,687
Waste Management, Inc. 46,656 9,953,591
24,053,948
Communications Equipment 2 .2%
Arista Networks, Inc.* 15,566 5,455,572
Cisco Systems, Inc. 195,242 9,275,947
14,731,519
Construction & Engineering 0 .1%
EMCOR Group, Inc. 1,386 506,001
Consumer Staples Distribution & Retail 4 .7%
Casey's General Stores, Inc. 6,302 2,404,591
Costco Wholesale Corp. 13,089 11,125,519
Kroger Co. (The) 147,729 7,376,109
Walmart, Inc. 162,476 11,001,250
31,907,469
Containers & Packaging 0 .4%
AptarGroup, Inc. 2,115 297,813
Common Stocks
Shares Value ($)
Containers & Packaging
Packaging Corp. of America 14,863 2,713,389
3,011,202
Diversified Consumer Services 0 .1%
Grand Canyon Education,
Inc.* 6,466 904,658
Diversified Telecommunication Services 2 .1%
AT&T, Inc. 232,060 4,434,667
Verizon Communications, Inc. 230,212 9,493,943
13,928,610
Electric Utilities 0 .7%
Duke Energy Corp. 44,721 4,482,386
IDACORP, Inc. 3,055 284,573
Pinnacle West Capital Corp.(a) 3,819 291,695
5,058,654
Electrical Equipment 0 .8%
Eaton Corp. plc 17,931 5,622,265
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp., Class A 9,878 665,481
Entertainment 1 .4%
Electronic Arts, Inc. 59,322 8,265,334
Take-Two Interactive Software,
Inc.* 5,816 904,330
9,169,664
Financial Services 1 .9%
Mastercard, Inc., Class A 8,059 3,555,309
Visa, Inc., Class A(a) 34,724 9,114,008
12,669,317
Food Products 5 .1%
Campbell Soup Co. 19,202 867,738
Flowers Foods, Inc. 112,210 2,491,062
General Mills, Inc.(a) 50,887 3,219,112
Hershey Co. (The)(a) 32,003 5,883,111
Hormel Foods Corp. 106,253 3,239,654
J M Smucker Co. (The) 45,186 4,927,081
Kellanova 21,078 1,215,779
Kraft Heinz Co. (The)(a) 127,794 4,117,523
McCormick & Co., Inc. (Non-
Voting)(a) 23,716 1,682,413
Mondelez International, Inc.,
Class A 92,274 6,038,411
Seaboard Corp. 285 900,811
34,582,695
Ground Transportation 1 .3%
Landstar System, Inc. 27,300 5,036,304
Old Dominion Freight Line, Inc. 7,916 1,397,966
U-Haul Holding Co.*(a) 4,550 280,871
Union Pacific Corp. 9,445 2,137,026
8,852,167
Health Care Equipment & Supplies 2 .9%
Abbott Laboratories 82,933 8,617,568
Becton Dickinson & Co. 12,973 3,031,920
Hologic, Inc.* 12,645 938,891
Medtronic plc 55,553 4,372,577
Stryker Corp. 8,166 2,778,481
19,739,437
Health Care Providers & Services 5 .7%
Cardinal Health, Inc. 33,504 3,294,113

6 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Cencora, Inc. 10,773 2,427,157
Chemed Corp. 7,039 3,819,221
Cigna Group (The) 5,259 1,738,468
CVS Health Corp. 8,719 514,944
Elevance Health, Inc. 9,894 5,361,163
Humana, Inc. 5,408 2,020,699
McKesson Corp. 15,547 9,080,070
Molina Healthcare, Inc.* 971 288,678
Quest Diagnostics, Inc. 10,316 1,412,054
UnitedHealth Group, Inc. 17,080 8,698,161
38,654,728
Health Care Technology 0 .2%
Veeva Systems, Inc., Class A* 8,192 1,499,218
Hotels, Restaurants & Leisure 1 .9%
Booking Holdings, Inc. 170 673,455
Chipotle Mexican Grill, Inc.,
Class A* 56,450 3,536,593
McDonald's Corp. 33,655 8,576,640
12,786,688
Household Durables 0 .9%
Garmin Ltd. 20,795 3,387,921
NVR, Inc.* 233 1,768,135
PulteGroup, Inc. 7,234 796,463
5,952,519
Household Products 4 .0%
Church & Dwight Co., Inc. 58,480 6,063,206
Clorox Co. (The) 23,260 3,174,292
Colgate-Palmolive Co. 77,768 7,546,607
Kimberly-Clark Corp. 1,731 239,224
Procter & Gamble Co. (The) 59,178 9,759,636
26,782,965
Industrial Conglomerates 0 .2%
Honeywell International, Inc. 6,562 1,401,250
Insurance 8 .1%
Allstate Corp. (The) 18,454 2,946,366
Aon plc, Class A 1,560 457,985
Arch Capital Group Ltd.*(a) 29,212 2,947,199
Assured Guaranty Ltd. 12,359 953,497
Chubb Ltd. 39,035 9,957,048
Everest Group Ltd. 7,945 3,027,204
Markel Group, Inc.* 1,696 2,672,319
Marsh & McLennan Cos., Inc. 21,592 4,549,866
Old Republic International
Corp.(a) 24,286 750,437
Progressive Corp. (The) 46,627 9,684,894
RenaissanceRe Holdings Ltd.
(a) 9,112 2,036,623
Travelers Cos., Inc. (The) 33,638 6,839,951
Unum Group(a) 98,751 5,047,164
White Mountains Insurance
Group Ltd. 1,530 2,780,698
54,651,251
Interactive Media & Services 3 .1%
Alphabet, Inc., Class A 58,364 10,631,003
Meta Platforms, Inc., Class A 20,484 10,328,442
20,959,445
IT Services 1 .9%
Accenture plc, Class A 13,497 4,095,125
Common Stocks
Shares Value ($)
IT Services
Amdocs Ltd. 8,422 664,664
International Business
Machines Corp. 44,834 7,754,040
12,513,829
Life Sciences Tools & Services 1 .5%
Danaher Corp. 13,614 3,401,458
Medpace Holdings, Inc.* 2,997 1,234,314
Thermo Fisher Scientific, Inc. 9,283 5,133,499
West Pharmaceutical
Services, Inc. 1,191 392,304
10,161,575
Machinery 1 .0%
Crane Co.(a) 4,383 635,447
IDEX Corp. 5,546 1,115,855
Illinois Tool Works, Inc. 19,835 4,700,102
6,451,404
Media 0 .7%
New York Times Co. (The),
Class A 93,951 4,811,231
Metals & Mining 0 .1%
Royal Gold, Inc.(a) 3,893 487,248
Multi-Utilities 0 .5%
Consolidated Edison, Inc. 37,368 3,341,447
Office REITs 0 .0%
†
NET Lease Office
Properties(a) 7,962 196,024
Oil, Gas & Consumable Fuels 3 .0%
Chevron Corp.(a) 9,563 1,495,844
ConocoPhillips 16,604 1,899,166
Coterra Energy, Inc. 43,458 1,159,025
EOG Resources, Inc. 40,018 5,037,066
Exxon Mobil Corp. 27,466 3,161,886
HF Sinclair Corp. 4,222 225,201
Marathon Petroleum Corp. 33,331 5,782,262
Phillips 66 12,246 1,728,768
20,489,218
Pharmaceuticals 4 .5%
Eli Lilly & Co. 12,920 11,697,509
Johnson & Johnson 62,225 9,094,806
Merck & Co., Inc. 76,111 9,422,542
30,214,857
Professional Services 3 .5%
Automatic Data Processing,
Inc. 13,213 3,153,811
Booz Allen Hamilton Holding
Corp., Class A 24,374 3,751,159
CACI International, Inc., Class
A* 14,002 6,022,680
FTI Consulting, Inc.* 26,144 5,634,816
Leidos Holdings, Inc. 3,472 506,495
Paychex, Inc. 2,348 278,379
Robert Half, Inc. 36,864 2,358,559
Verisk Analytics, Inc., Class A 8,292 2,235,109
23,941,008
Semiconductors & Semiconductor Equipment 1 .5%
Broadcom, Inc. 2,794 4,485,851

NVIT AQR Large Cap Defensive Style Fund - June 30, 2024 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
NVIDIA Corp. 47,520 5,870,621
10,356,472
Software 5 .0%
Adobe, Inc.* 3,043 1,690,508
Crowdstrike Holdings, Inc.,
Class A*(a) 16,858 6,459,817
Dolby Laboratories, Inc., Class
A 8,637 684,309
Fortinet, Inc.* 28,494 1,717,333
Microsoft Corp. 19,506 8,718,207
Nutanix, Inc., Class A* 3,104 176,462
Oracle Corp. 11,284 1,593,301
Palantir Technologies, Inc.,
Class A* 10,373 262,748
Palo Alto Networks, Inc.*(a) 2,352 797,352
Roper Technologies, Inc. 15,191 8,562,559
Synopsys, Inc.* 4,642 2,762,269
Tyler Technologies, Inc.*(a) 802 403,230
33,828,095
Specialty Retail 3 .3%
AutoZone, Inc.* 3,282 9,728,176
Murphy USA, Inc.(a) 3,409 1,600,389
O'Reilly Automotive, Inc.* 9,117 9,628,099
Ulta Beauty, Inc.* 670 258,533
Williams-Sonoma, Inc.(a) 4,543 1,282,807
22,498,004
Technology Hardware, Storage & Peripherals 0 .6%
Apple, Inc. 20,005 4,213,453
Textiles, Apparel & Luxury Goods 1 .0%
Deckers Outdoor Corp.* 6,631 6,418,476
Tobacco 1 .7%
Altria Group, Inc. 59,912 2,728,991
Philip Morris International, Inc. 85,214 8,634,735
11,363,726
Wireless Telecommunication Services 1 .5%
T-Mobile US, Inc. 58,955 10,386,692
Total Common Stocks
(cost $453,819,034) 665,248,054
Repurchase Agreements 2 .0%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $3,198,214,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$3,260,717.(b)(c) 3,196,781 3,196,781
Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,004,425,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 2.25%, maturing
3/31/2026 - 7/31/2028;
total market value
$10,200,003.(b)(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $13,196,781) 13,196,781
Total Investments
(cost $467,015,815) — 100.4% 678,444,835
Liabilities in excess of other assets — (0.4)% (2,710,726)
NET ASSETS — 100.0%
$ 675,734,109
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $40,259,123, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $13,196,781 and by $28,133,870 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/15/2024 – 2/15/2054, a total value of $41,330,651.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $13,196,781.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

8 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 24 9/2024 USD 6,625,800 32,125
Net contracts 32,125
As of June 30, 2024, the Fund had $283,200 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT BlackRock Equity Dividend Fund - June 30, 2024 (Unaudited) - Statement of Investments - 9
Common Stocks 94 .8%
Shares Value ($)
Aerospace & Defense 3 .6%
L3Harris Technologies, Inc. 52,054 11,690,287
RTX Corp. 73,571 7,385,793
19,076,080
Automobile Components 0 .4%
Lear Corp.(a) 19,755 2,256,218
Automobiles 1 .8%
General Motors Co. 203,449 9,452,240
Banks 11 .7%
Bank of America Corp. 91,290 3,630,604
Citigroup, Inc. 258,818 16,424,590
Citizens Financial Group, Inc. 88,604 3,192,402
First Citizens BancShares,
Inc., Class A 7,756 13,058,079
JPMorgan Chase & Co. 35,858 7,252,639
Wells Fargo & Co. 313,672 18,628,980
62,187,294
Beverages 1 .2%
Diageo plc 34,627 1,089,379
Keurig Dr Pepper, Inc. 109,891 3,670,359
Pernod Ricard SA 10,723 1,459,263
6,219,001
Broadline Retail 0 .3%
Alibaba Group Holding Ltd. 194,000 1,744,077
Building Products 1 .6%
Allegion plc(a) 23,955 2,830,283
Johnson Controls International
plc 83,701 5,563,606
8,393,889
Capital Markets 2 .5%
Charles Schwab Corp. (The) 21,367 1,574,534
Goldman Sachs Group, Inc.
(The) 2,567 1,161,106
Intercontinental Exchange, Inc. 47,165 6,456,417
Raymond James Financial,
Inc. 11,576 1,430,909
UBS Group AG (Registered)
CHF 89,459 2,618,606
13,241,572
Chemicals 2 .2%
Air Products & Chemicals, Inc. 9,696 2,502,053
Albemarle Corp.(a) 28,169 2,690,703
International Flavors &
Fragrances, Inc. 34,873 3,320,258
PPG Industries, Inc. 24,673 3,106,084
11,619,098
Communications Equipment 1 .5%
Cisco Systems, Inc. 167,822 7,973,223
Consumer Staples Distribution & Retail 1 .0%
Dollar General Corp. 41,417 5,476,570
Containers & Packaging 1 .3%
Sealed Air Corp. 192,852 6,709,321
Diversified Telecommunication Services 1 .9%
AT&T, Inc. 153,015 2,924,117
Verizon Communications, Inc. 167,839 6,921,680
9,845,797
Common Stocks
Shares Value ($)
Electric Utilities 3 .6%
American Electric Power Co.,
Inc. 69,003 6,054,323
Edison International 26,395 1,895,425
Entergy Corp.(a) 17,635 1,886,945
Exelon Corp. 119,961 4,151,850
PG&E Corp. 300,187 5,241,265
19,229,808
Entertainment 1 .1%
Electronic Arts, Inc. 42,501 5,921,664
Financial Services 3 .4%
Fidelity National Information
Services, Inc. 162,728 12,263,182
Visa, Inc., Class A(a) 21,329 5,598,223
17,861,405
Food Products 1 .9%
Kraft Heinz Co. (The)(a) 312,395 10,065,367
Health Care Equipment & Supplies 4 .6%
Baxter International, Inc. 263,962 8,829,529
Koninklijke Philips NV* 214,556 5,395,275
Medtronic plc 129,089 10,160,595
24,385,399
Health Care Providers & Services 8 .9%
Cardinal Health, Inc. 100,833 9,913,901
Cigna Group (The) 15,605 5,158,545
CVS Health Corp. 202,527 11,961,245
Elevance Health, Inc. 15,134 8,200,509
Humana, Inc. 14,493 5,415,309
Labcorp Holdings, Inc. 33,544 6,826,539
47,476,048
Household Durables 1 .6%
Newell Brands, Inc.(a) 229,128 1,468,710
Panasonic Holdings Corp. 238,700 1,961,145
Sony Group Corp. 60,300 5,123,810
8,553,665
Household Products 0 .5%
Henkel AG & Co. KGaA
(Preference) 29,827 2,658,002
Insurance 5 .6%
American International Group,
Inc. 169,209 12,562,076
Fidelity National Financial, Inc.
(a) 104,743 5,176,399
Prudential plc 249,276 2,261,410
Willis Towers Watson plc 36,731 9,628,665
29,628,550
IT Services 1 .2%
Cognizant Technology
Solutions Corp., Class A 96,089 6,534,052
Leisure Products 0 .7%
Hasbro, Inc. 65,271 3,818,353
Life Sciences Tools & Services 0 .6%
Fortrea Holdings, Inc.*(a) 61,086 1,425,747
Thermo Fisher Scientific, Inc. 2,834 1,567,202
2,992,949
Machinery 2 .2%
CNH Industrial NV 228,560 2,315,313
Komatsu Ltd. 81,600 2,374,720

10 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Common Stocks
Shares Value ($)
Machinery
Stanley Black & Decker, Inc.
(a) 34,389 2,747,337
Westinghouse Air Brake
Technologies Corp. 26,007 4,110,407
11,547,777
Media 3 .4%
Comcast Corp., Class A 280,120 10,969,499
Fox Corp., Class A(a) 108,536 3,730,383
WPP plc 358,146 3,283,194
17,983,076
Multi-Utilities 1 .0%
Sempra(a) 72,628 5,524,086
Oil, Gas & Consumable Fuels 6 .7%
BP plc 1,979,898 11,929,849
Hess Corp. 36,805 5,429,474
Shell plc 348,537 12,525,528
Suncor Energy, Inc. 156,090 5,947,029
35,831,880
Personal Care Products 0 .6%
Unilever plc, ADR-UK(a) 61,037 3,356,425
Pharmaceuticals 4 .0%
AstraZeneca plc 18,200 2,837,308
Bayer AG (Registered) 114,386 3,234,716
Bristol-Myers Squibb Co. 24,822 1,030,858
Eli Lilly & Co. 6,169 5,585,289
Sanofi SA 87,447 8,405,518
21,093,689
Professional Services 3 .2%
Leidos Holdings, Inc. 44,173 6,443,957
SS&C Technologies Holdings,
Inc. 166,555 10,438,002
16,881,959
Residential REITs 0 .5%
Mid-America Apartment
Communities, Inc. 18,860 2,689,625
Semiconductors & Semiconductor Equipment 0 .5%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 16,189 2,813,810
Software 1 .2%
Microsoft Corp. 14,130 6,315,403
Specialized REITs 1 .0%
Crown Castle, Inc. 52,001 5,080,498
Technology Hardware, Storage & Peripherals 3 .6%
Hewlett Packard Enterprise
Co. 144,404 3,057,033
HP, Inc. 112,386 3,935,758
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S 8,342 12,156,362
19,149,153
Textiles, Apparel & Luxury Goods 0 .7%
Swatch Group AG (The)CHF 7,780 1,594,012
Tapestry, Inc.(a) 55,594 2,378,867
3,972,879
Common Stocks
Shares Value ($)
Tobacco 1 .5%
British American Tobacco plc,
ADR-UK(a) 266,689 8,248,691
Total Common Stocks
(cost $429,565,263) 503,808,593
Master Limited Partnership 1 .0%
Oil, Gas & Consumable Fuels 1 .0%
Enterprise Products Partners
LP 187,362 5,429,751
Total Master Limited Partnership
(cost  $3,579,799)
5,429,751
Repurchase Agreements 2 .8%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $1,000,449,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074; total
market value $1,020,000.
(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $2,435,788,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$2,483,390.(b)(c) 2,434,696 2,434,696
Citi Global Market, Inc.,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,004,425,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 2.25%, maturing
3/31/2026 - 7/31/2028;
total market value
$10,200,003.(b)(c) 10,000,000 10,000,000
Pershing LLC,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $1,000,445,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $1,020,000.(b)(c) 1,000,000 1,000,000

NVIT BlackRock Equity Dividend Fund - June 30, 2024 (Unaudited) - Statement of Investments - 11
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $500,223,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 7.18%, maturing
8/25/2024 - 8/20/2071;
total market value
$510,227.(b)(c) 500,000 500,000
Total Repurchase Agreements
(cost $14,934,696) 14,934,696
Total Investments
(cost $448,079,758) — 98.6% 524,173,040
Other assets in excess of liabilities — 1.4% 7,321,859
NET ASSETS — 100.0%
$ 531,494,899
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $27,155,689, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $14,934,696 and by $13,365,985 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/15/2024 – 2/15/2054, a total value of $28,300,681.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $14,934,696.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

12 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Calvert Equity Fund
Common Stocks 96 .5%
Shares Value ($)
Capital Markets 8 .6%
Charles Schwab Corp. (The) 10,768 793,494
Intercontinental Exchange, Inc. 15,765 2,158,071
Moody's Corp. 2,642 1,112,097
MSCI, Inc., Class A 2,121 1,021,792
S&P Global, Inc. 8,498 3,790,108
8,875,562
Chemicals 7 .3%
Air Products & Chemicals, Inc. 4,607 1,188,836
Ecolab, Inc. 14,055 3,345,090
Linde plc 6,859 3,009,798
7,543,724
Commercial Services & Supplies 1 .1%
Veralto Corp. 12,419 1,185,642
Consumer Staples Distribution & Retail 3 .0%
Costco Wholesale Corp. 1,265 1,075,238
Dollar General Corp. 15,162 2,004,871
3,080,109
Containers & Packaging 0 .8%
Ball Corp. 13,240 794,665
Electronic Equipment, Instruments & Components 4 .3%
Amphenol Corp., Class A 50,440 3,398,143
TE Connectivity Ltd. 6,948 1,045,187
4,443,330
Entertainment 1 .0%
Electronic Arts, Inc. 7,329 1,021,150
Financial Services 11 .7%
Fiserv, Inc.* 11,382 1,696,373
Mastercard, Inc., Class A 10,636 4,692,178
PayPal Holdings, Inc.* 18,205 1,056,436
Visa, Inc., Class A(a) 17,645 4,631,283
12,076,270
Health Care Equipment & Supplies 1 .5%
IDEXX Laboratories, Inc.* 1,738 846,754
Intuitive Surgical, Inc.* 1,547 688,183
1,534,937
Hotels, Restaurants & Leisure 0 .9%
Starbucks Corp. 12,357 961,992
Insurance 2 .4%
Aon plc, Class A 2,769 812,923
Marsh & McLennan Cos., Inc. 8,020 1,689,974
2,502,897
Interactive Media & Services 4 .9%
Alphabet, Inc., Class C 27,528 5,049,186
IT Services 6 .1%
Accenture plc, Class A 3,297 1,000,342
Gartner, Inc.* 7,197 3,231,885
Common Stocks
Shares Value ($)
IT Services
VeriSign, Inc.* 11,561 2,055,546
6,287,773
Life Sciences Tools & Services 10 .6%
Agilent Technologies, Inc. 11,895 1,541,949
Danaher Corp. 19,142 4,782,629
Thermo Fisher Scientific, Inc. 8,481 4,689,993
11,014,571
Machinery 4 .2%
IDEX Corp. 7,184 1,445,421
Xylem, Inc. 21,435 2,907,229
4,352,650
Personal Care Products 1 .0%
Estee Lauder Cos., Inc. (The),
Class A 9,351 994,946
Pharmaceuticals 3 .6%
Zoetis, Inc., Class A 21,857 3,789,129
Professional Services 3 .6%
Verisk Analytics, Inc., Class A 13,705 3,694,183
Semiconductors & Semiconductor Equipment 0 .5%
Texas Instruments, Inc. 2,618 509,279
Software 10 .2%
Adobe, Inc.* 3,050 1,694,397
Intuit, Inc. 5,862 3,852,565
Microsoft Corp. 11,267 5,035,786
10,582,748
Specialized REITs 3 .6%
American Tower Corp. 14,549 2,828,035
Crown Castle, Inc. 8,955 874,903
3,702,938
Specialty Retail 4 .8%
O'Reilly Automotive, Inc.* 921 972,631
TJX Cos., Inc. (The) 36,675 4,037,918
5,010,549
Textiles, Apparel & Luxury Goods 0 .8%
NIKE, Inc., Class B 11,686 880,774
Total Investments
(cost $77,714,435) — 96.5% 99,889,004
Other assets in excess of liabilities — 3.5% 3,624,219
NET ASSETS — 100.0%
$ 103,513,223
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $4,264,350, which was collateralized
by $4,418,522 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%, and
maturity dates ranging from 7/30/2024 – 2/15/2054.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Invesco Small Cap Growth Fund - June 30, 2024 (Unaudited) - Statement of Investments - 13
Common Stocks 97 .6%
Shares Value ($)
Aerospace & Defense 2 .1%
AeroVironment, Inc.*(a) 2,926 533,000
Curtiss-Wright Corp. 8,297 2,248,321
Loar Holdings, Inc.*(a) 4,775 255,033
3,036,354
Automobile Components 1 .5%
Modine Manufacturing Co.*(a) 22,135 2,217,706
Biotechnology 5 .2%
Blueprint Medicines Corp.*(a) 10,257 1,105,499
Cytokinetics, Inc.*(a) 7,560 409,601
Halozyme Therapeutics,
Inc.*(a) 20,069 1,050,813
Insmed, Inc.*(a) 10,777 722,059
Krystal Biotech, Inc.*(a) 3,284 603,074
Merus NV* 6,865 406,202
SpringWorks Therapeutics,
Inc.*(a) 9,255 348,636
Twist Bioscience Corp.*(a) 22,201 1,094,065
Ultragenyx Pharmaceutical,
Inc.* 7,825 321,608
Vaxcyte, Inc.* 8,454 638,362
Vericel Corp.*(a) 12,523 574,555
Viking Therapeutics, Inc.* 4,526 239,923
7,514,397
Broadline Retail 1 .2%
Ollie's Bargain Outlet
Holdings, Inc.* 17,103 1,679,002
Building Products 2 .0%
AAON, Inc.(a) 19,084 1,664,888
AZEK Co., Inc. (The), Class A* 31,230 1,315,720
2,980,608
Capital Markets 4 .8%
Cohen & Steers, Inc.(a) 4,555 330,511
Evercore, Inc., Class A 13,232 2,757,946
Hamilton Lane, Inc., Class A 25,728 3,179,466
StepStone Group, Inc., Class
A(a) 16,186 742,775
7,010,698
Chemicals 1 .0%
Element Solutions, Inc. 54,231 1,470,745
Commercial Services & Supplies 3 .9%
Casella Waste Systems, Inc.,
Class A*(a) 19,727 1,957,313
Clean Harbors, Inc.* 16,278 3,681,270
5,638,583
Construction & Engineering 3 .8%
Comfort Systems USA, Inc. 10,573 3,215,461
EMCOR Group, Inc. 6,309 2,303,290
5,518,751
Construction Materials 0 .7%
Eagle Materials, Inc.(a) 4,881 1,061,422
Diversified Consumer Services 1 .7%
Duolingo, Inc., Class A*(a) 12,227 2,551,408
Electronic Equipment, Instruments & Components 5 .6%
Celestica, Inc.*(a) 30,984 1,776,313
Coherent Corp.*(a) 27,125 1,965,477
Fabrinet*(a) 5,914 1,447,688
Itron, Inc.*(a) 10,287 1,018,002
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Novanta, Inc.* 8,107 1,322,333
Vontier Corp.(a) 16,557 632,477
8,162,290
Energy Equipment & Services 3 .1%
TechnipFMC plc 68,660 1,795,459
Tidewater, Inc.*(a) 9,440 898,782
Weatherford International plc* 15,180 1,858,791
4,553,032
Financial Services 1 .5%
Essent Group Ltd. 12,494 702,038
Mr. Cooper Group, Inc.* 18,221 1,480,092
2,182,130
Food Products 1 .1%
Freshpet, Inc.*(a) 12,220 1,581,146
Ground Transportation 1 .0%
Saia, Inc.*(a) 3,104 1,472,196
Health Care Equipment & Supplies 5 .6%
Glaukos Corp.* 13,454 1,592,281
Inspire Medical Systems,
Inc.*(a) 4,589 614,146
Integer Holdings Corp.*(a) 9,852 1,140,763
iRhythm Technologies, Inc.*(a) 2,841 305,805
Lantheus Holdings, Inc.*(a) 6,083 488,404
Merit Medical Systems, Inc.* 14,594 1,254,355
RxSight, Inc.* 19,212 1,155,986
TransMedics Group, Inc.*(a) 10,384 1,564,038
8,115,778
Health Care Providers & Services 5 .7%
Acadia Healthcare Co., Inc.*(a) 11,153 753,274
BrightSpring Health Services,
Inc.*(a) 32,858 373,267
Encompass Health Corp. 30,440 2,611,448
HealthEquity, Inc.*(a) 21,497 1,853,041
RadNet, Inc.* 25,530 1,504,227
Select Medical Holdings Corp. 17,589 616,670
Surgery Partners, Inc.*(a) 24,253 576,979
8,288,906
Hotels, Restaurants & Leisure 6 .1%
Cava Group, Inc.*(a) 10,375 962,281
Red Rock Resorts, Inc., Class
A 14,912 819,116
Shake Shack, Inc., Class A* 11,504 1,035,360
Sweetgreen, Inc., Class A*(a) 25,457 767,274
Texas Roadhouse, Inc., Class
A 12,638 2,170,071
Wingstop, Inc. 7,325 3,095,985
8,850,087
Household Durables 1 .9%
Taylor Morrison Home Corp.,
Class A* 23,619 1,309,437
TopBuild Corp.* 3,744 1,442,451
2,751,888
Industrial REITs 0 .4%
Terreno Realty Corp.(a) 10,666 631,214
Insurance 0 .5%
Kinsale Capital Group, Inc.(a) 1,880 724,326

14 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Invesco Small Cap Growth Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 3 .2%
Medpace Holdings, Inc.* 8,926 3,676,173
Repligen Corp.*(a) 7,421 935,491
4,611,664
Machinery 4 .4%
Crane Co. 13,146 1,905,907
Esab Corp.(a) 11,314 1,068,381
Federal Signal Corp. 15,835 1,324,915
SPX Technologies, Inc.*(a) 15,108 2,147,451
6,446,654
Marine Transportation 0 .8%
Kirby Corp.* 9,179 1,099,002
Media 0 .2%
Ibotta, Inc., Class A* 3,434 258,099
Metals & Mining 3 .1%
ATI, Inc.* 34,088 1,890,180
Carpenter Technology Corp. 20,059 2,198,065
Hudbay Minerals, Inc. 54,504 493,261
4,581,506
Oil, Gas & Consumable Fuels 1 .5%
Matador Resources Co.(a) 18,808 1,120,957
Northern Oil & Gas, Inc.(a) 29,259 1,087,557
2,208,514
Personal Care Products 2 .3%
BellRing Brands, Inc.* 24,793 1,416,672
elf Beauty, Inc.*(a) 9,142 1,926,402
3,343,074
Pharmaceuticals 0 .7%
Intra-Cellular Therapies, Inc.* 14,916 1,021,597
Professional Services 1 .4%
Parsons Corp.*(a) 25,156 2,058,012
Semiconductors & Semiconductor Equipment 8 .7%
Allegro MicroSystems, Inc.*(a) 48,425 1,367,522
Astera Labs, Inc.*(a) 6,135 371,229
FormFactor, Inc.* 25,868 1,565,790
Impinj, Inc.* 9,692 1,519,415
MACOM Technology Solutions
Holdings, Inc.*(a) 19,538 2,177,901
Nova Ltd.*(a) 11,284 2,646,436
Onto Innovation, Inc.*(a) 12,399 2,722,324
SiTime Corp.*(a) 2,968 369,160
12,739,777
Software 9 .8%
Altair Engineering, Inc., Class
A*(a) 17,979 1,763,380
Appfolio, Inc., Class A*(a) 5,700 1,394,049
Confluent, Inc., Class A*(a) 27,815 821,377
CyberArk Software Ltd.*(a) 9,144 2,500,153
Guidewire Software, Inc.* 15,318 2,112,199
Informatica, Inc., Class A*(a) 30,425 939,524
JFrog Ltd.*(a) 24,261 911,001
Q2 Holdings, Inc.* 18,074 1,090,404
SPS Commerce, Inc.* 7,351 1,383,164
Varonis Systems, Inc., Class
B* 29,353 1,408,063
14,323,314
Common Stocks
Shares Value ($)
Trading Companies & Distributors 1 .1%
Applied Industrial
Technologies, Inc. 5,720 1,109,680
H&E Equipment Services, Inc. 11,570 511,047
1,620,727
Total Common Stocks
(cost $106,335,476) 142,304,607
Repurchase Agreements 11 .0%
Principal
Amount ($)
Bank of America NA,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $3,001,328,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/1/2042 -
7/1/2046; total market
value $3,060,000.(b)(c) 3,000,000 3,000,000
BofA Securities, Inc.,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $1,000,443,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 6.34%, maturing
3/25/2028 - 10/20/2065;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $2,000,897,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074; total
market value $2,040,000.
(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $2,991,107,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$3,049,561.(b)(c) 2,989,766 2,989,766

NVIT Invesco Small Cap Growth Fund - June 30, 2024 (Unaudited) - Statement of Investments - 15
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $5,002,221,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $5,100,000.(b)(c) 5,000,000 5,000,000
Santander US Capital
Markets,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $2,000,889,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 7.18%, maturing
8/25/2024 - 8/20/2071;
total market value
$2,040,906.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $15,989,766) 15,989,766
Total Investments
(cost $122,325,242) — 108.6% 158,294,373
Liabilities in excess of other assets — (8.6)% (12,545,839)
NET ASSETS — 100.0%
$ 145,748,534
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $40,745,794, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $15,989,766 and by $25,546,508 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from 7/15/2024 – 2/15/2054, a total value of $41,536,274.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $15,989,766.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
Common Stocks 99 .5%
Shares Value ($)
Aerospace & Defense 1 .4%
Leonardo DRS, Inc.*(a) 20,913 533,491
Lockheed Martin Corp. 6,091 2,845,106
3,378,597
Automobile Components 0 .7%
BorgWarner, Inc. 27,614 890,275
Lear Corp. 859 98,107
Phinia, Inc. 19,294 759,412
1,747,794
Automobiles 2 .0%
Ford Motor Co. 194,497 2,438,992
General Motors Co. 53,602 2,490,349
4,929,341
Banks 0 .9%
BOK Financial Corp. 1,660 152,122
Comerica, Inc.(a) 19,096 974,660
Cullen/Frost Bankers, Inc.(a) 3,766 382,739
KeyCorp 44,001 625,254
2,134,775
Biotechnology 1 .0%
Gilead Sciences, Inc. 16,460 1,129,320
Incyte Corp.*(a) 1,532 92,870
Neurocrine Biosciences, Inc.* 3,991 549,441
Sarepta Therapeutics, Inc.* 4,564 721,112
2,492,743
Broadline Retail 2 .0%
Amazon.com, Inc.* 23,199 4,483,207
eBay, Inc.(a) 5,893 316,572
4,799,779
Building Products 0 .8%
Builders FirstSource, Inc.* 5,608 776,203
Masco Corp. 18,035 1,202,394
1,978,597
Capital Markets 2 .5%
Bank of New York Mellon
Corp. (The) 46,250 2,769,912
Northern Trust Corp. 21,068 1,769,291
Robinhood Markets, Inc.,
Class A* 10,777 244,746
State Street Corp. 18,393 1,361,082
6,145,031
Chemicals 2 .3%
Dow, Inc. 35,589 1,887,996
DuPont de Nemours, Inc. 20,557 1,654,633
Huntsman Corp. 34,562 786,977
LyondellBasell Industries NV,
Class A 12,728 1,217,561
5,547,167
Commercial Services & Supplies 0 .6%
Veralto Corp. 12,471 1,190,606
Vestis Corp.(a) 20,500 250,715
1,441,321
Consumer Finance 1 .0%
SLM Corp. 39,836 828,190
Synchrony Financial 33,646 1,587,755
2,415,945
Consumer Staples Distribution & Retail 0 .2%
Maplebear, Inc.* 13,560 435,818
Common Stocks
Shares Value ($)
Diversified Consumer Services 0 .1%
Duolingo, Inc., Class A*(a) 655 136,679
Electric Utilities 2 .7%
Constellation Energy Corp. 10,725 2,147,896
Exelon Corp. 57,303 1,983,257
NRG Energy, Inc. 23,677 1,843,491
Pinnacle West Capital Corp. 9,530 727,901
6,702,545
Electrical Equipment 0 .1%
GE Vernova, Inc.* 2,205 378,179
Electronic Equipment, Instruments & Components 1 .3%
Amphenol Corp., Class A 46,870 3,157,632
Entertainment 0 .6%
Live Nation Entertainment,
Inc.* 10,308 966,272
Playtika Holding Corp. 27,343 215,190
ROBLOX Corp., Class A* 5,921 220,320
1,401,782
Financial Services 2 .8%
Corebridge Financial, Inc. 27,142 790,375
Mastercard, Inc., Class A 8,319 3,670,010
PayPal Holdings, Inc.* 39,715 2,304,661
6,765,046
Food Products 1 .5%
Archer-Daniels-Midland Co. 33,092 2,000,411
Tyson Foods, Inc., Class A 27,832 1,590,321
WK Kellogg Co. 2,335 38,434
3,629,166
Ground Transportation 4 .6%
JB Hunt Transport Services,
Inc. 17,073 2,731,680
Lyft, Inc., Class A* 55,138 777,446
Old Dominion Freight Line,
Inc.(a) 17,966 3,172,796
Schneider National, Inc., Class
B(a) 7,740 186,998
Uber Technologies, Inc.* 60,874 4,424,322
11,293,242
Health Care Equipment & Supplies 1 .6%
Align Technology, Inc.* 3,853 930,230
Edwards Lifesciences
Corp.*(a) 11,651 1,076,203
GE HealthCare Technologies,
Inc.(a) 18,748 1,460,844
Tandem Diabetes Care, Inc.* 9,446 380,579
3,847,856
Health Care Providers & Services 5 .1%
Centene Corp.* 19,205 1,273,291
DaVita, Inc.* 1,198 166,007
Elevance Health, Inc. 4,640 2,514,230
Humana, Inc. 6,767 2,528,490
McKesson Corp. 7,381 4,310,799
Molina Healthcare, Inc.* 5,512 1,638,718
12,431,535
Health Care Technology 0 .1%
Doximity, Inc., Class A*(a) 7,973 223,005
Hotels, Restaurants & Leisure 4 .2%
Airbnb, Inc., Class A* 18,398 2,789,689

NVIT Jacobs Levy Large Cap Core Fund - June 30, 2024 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Booking Holdings, Inc. 1,241 4,916,221
Domino's Pizza, Inc. 2,760 1,425,071
Expedia Group, Inc.* 8,653 1,090,191
10,221,172
Household Durables 2 .3%
DR Horton, Inc. 11,379 1,603,643
Leggett & Platt, Inc. 22,645 259,512
Lennar Corp., Class A 12,845 1,925,080
NVR, Inc.* 166 1,259,701
PulteGroup, Inc. 5,283 581,658
5,629,594
Household Products 0 .7%
Kimberly-Clark Corp. 12,849 1,775,732
Independent Power and Renewable Electricity Producers
0 .6%
Vistra Corp. 18,187 1,563,718
Insurance 5 .0%
Allstate Corp. (The) 19,174 3,061,321
Everest Group Ltd. 2,331 888,158
First American Financial Corp. 8,517 459,492
Globe Life, Inc. 12,573 1,034,506
Hartford Financial Services
Group, Inc. (The) 9,205 925,471
MetLife, Inc. 2,359 165,578
Progressive Corp. (The) 16,098 3,343,716
RLI Corp. 1,156 162,638
Travelers Cos., Inc. (The) 11,022 2,241,213
12,282,093
Interactive Media & Services 4 .8%
Alphabet, Inc., Class C 31,431 5,765,074
Meta Platforms, Inc., Class A 10,465 5,276,662
Snap, Inc., Class A* 25,273 419,785
TripAdvisor, Inc.* 21,659 385,747
11,847,268
IT Services 1 .6%
EPAM Systems, Inc.* 4,777 898,601
Kyndryl Holdings, Inc.* 4,869 128,103
Snowflake, Inc., Class A* 2,962 400,137
Twilio, Inc., Class A* 3,101 176,168
VeriSign, Inc.* 12,992 2,309,978
3,912,987
Life Sciences Tools & Services 0 .1%
Fortrea Holdings, Inc.*(a) 6,120 142,841
Machinery 2 .2%
Cummins, Inc. 6,624 1,834,384
Otis Worldwide Corp. 28,698 2,762,470
PACCAR, Inc. 8,016 825,167
5,422,021
Media 0 .5%
Fox Corp., Class A 36,509 1,254,814
Oil, Gas & Consumable Fuels 4 .3%
ConocoPhillips 29,960 3,426,825
Diamondback Energy, Inc.(a) 5,595 1,120,063
Marathon Petroleum Corp. 4,422 767,128
Phillips 66 13,151 1,856,527
Valero Energy Corp. 21,605 3,386,800
10,557,343
Common Stocks
Shares Value ($)
Paper & Forest Products 0 .3%
Louisiana-Pacific Corp. 9,576 788,392
Passenger Airlines 0 .2%
Southwest Airlines Co.(a) 17,951 513,578
Personal Care Products 0 .4%
Estee Lauder Cos., Inc. (The),
Class A 8,898 946,747
Pharmaceuticals 2 .1%
Merck & Co., Inc. 42,011 5,200,962
Professional Services 3 .6%
Automatic Data Processing,
Inc. 15,188 3,625,224
KBR, Inc. 14,599 936,380
Paycom Software, Inc.(a) 3,814 545,555
Robert Half, Inc. 17,699 1,132,382
TransUnion 9,707 719,871
TriNet Group, Inc. 928 92,800
Verisk Analytics, Inc., Class A 6,246 1,683,609
8,735,821
Real Estate Management & Development 0 .0%
†
Howard Hughes Holdings,
Inc.* 670 43,429
Residential REITs 0 .4%
Camden Property Trust(a) 10,140 1,106,375
Semiconductors & Semiconductor Equipment 8 .2%
NVIDIA Corp. 162,308 20,051,530
Software 14 .1%
Atlassian Corp., Class A* 4,482 792,776
Confluent, Inc., Class A*(a) 15,252 450,392
Crowdstrike Holdings, Inc.,
Class A* 3,280 1,256,863
DocuSign, Inc., Class A* 6,290 336,515
DoubleVerify Holdings, Inc.* 14,285 278,129
Dropbox, Inc., Class A*(a) 70,214 1,577,709
Fortinet, Inc.* 49,780 3,000,241
Gitlab, Inc., Class A*(a) 4,925 244,871
Guidewire Software, Inc.* 8,357 1,152,347
Intuit, Inc. 7,498 4,927,761
Microsoft Corp. 28,880 12,907,916
Nutanix, Inc., Class A* 10,796 613,753
Procore Technologies, Inc.* 9,185 609,057
Salesforce, Inc. 2,765 710,881
SentinelOne, Inc., Class A*(a) 20,074 422,558
ServiceNow, Inc.* 4,617 3,632,055
Smartsheet, Inc., Class A* 14,229 627,214
Teradata Corp.* 8,155 281,837
UiPath, Inc., Class A*(a) 10,911 138,351
Workday, Inc., Class A* 1,977 441,978
34,403,204
Specialty Retail 0 .3%
Advance Auto Parts, Inc.(a) 4,934 312,470
Williams-Sonoma, Inc.(a) 1,137 321,055
633,525
Technology Hardware, Storage & Peripherals 7 .1%
Apple, Inc. 82,342 17,342,872
Textiles, Apparel & Luxury Goods 0 .5%
Lululemon Athletica, Inc.* 3,731 1,114,450

18 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors 0 .1%
WESCO International, Inc. 1,879 297,859
Total Investments
(cost $187,923,289) — 99.5% 243,201,902
Other assets in excess of liabilities — 0.5% 1,280,232
NET ASSETS — 100.0%
$ 244,482,134
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $13,208,469, which was collateralized
by $13,412,503 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 6.25%, and
maturity dates ranging from 7/15/2024 - 2/15/2054.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2024 (Unaudited) - Statement of Investments - 19
Common Stocks 97 .2%
Shares Value ($)
Automobile Components 0 .2%
Visteon Corp.* 8,938 953,685
Banks 0 .6%
NU Holdings Ltd., Class A* 124,509 1,604,921
Popular, Inc. 10,359 916,046
2,520,967
Beverages 0 .1%
Boston Beer Co., Inc. (The),
Class A*(a) 812 247,701
Biotechnology 2 .4%
ACADIA Pharmaceuticals,
Inc.* 51,234 832,553
Blueprint Medicines Corp.* 4,526 487,812
Exelixis, Inc.*(a) 66,504 1,494,345
Incyte Corp.*(a) 3,104 188,165
Neurocrine Biosciences, Inc.* 16,540 2,277,062
PTC Therapeutics, Inc.* 30,630 936,665
Sarepta Therapeutics, Inc.* 18,606 2,939,748
Ultragenyx Pharmaceutical,
Inc.* 13,844 568,988
9,725,338
Broadline Retail 4 .9%
Amazon.com, Inc.* 96,827 18,711,818
Coupang, Inc.* 47,084 986,410
19,698,228
Building Products 1 .4%
AZEK Co., Inc. (The), Class A* 62,607 2,637,633
Builders FirstSource, Inc.*(a) 10,953 1,516,005
Lennox International, Inc.(a) 2,832 1,515,063
5,668,701
Capital Markets 0 .3%
TPG, Inc., Class A 27,187 1,126,901
Chemicals 0 .2%
Innospec, Inc. 2,733 337,771
Stepan Co. 3,109 261,032
598,803
Commercial Services & Supplies 0 .7%
Veralto Corp. 27,780 2,652,157
Consumer Finance 0 .6%
Ally Financial, Inc. 63,994 2,538,642
Consumer Staples Distribution & Retail 0 .3%
Maplebear, Inc.*(a) 36,765 1,181,627
Diversified Consumer Services 0 .1%
Duolingo, Inc., Class A*(a) 2,131 444,676
Diversified Telecommunication Services 0 .3%
Iridium Communications, Inc. 37,911 1,009,191
Electric Utilities 1 .8%
Constellation Energy Corp. 12,549 2,513,188
NRG Energy, Inc. 60,406 4,703,211
7,216,399
Electrical Equipment 0 .2%
Vertiv Holdings Co., Class A 10,037 868,903
Electronic Equipment, Instruments & Components 1 .7%
Amphenol Corp., Class A 93,140 6,274,842
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Napco Security Technologies,
Inc. 9,254 480,745
6,755,587
Entertainment 2 .5%
Live Nation Entertainment,
Inc.*(a) 22,413 2,100,995
ROBLOX Corp., Class A*(a) 44,045 1,638,914
Roku, Inc., Class A* 4,236 253,864
Spotify Technology SA* 18,846 5,913,686
9,907,459
Financial Services 3 .0%
Euronet Worldwide, Inc.* 11,562 1,196,667
Mastercard, Inc., Class A 19,084 8,419,098
NCR Atleos Corp.*(a) 15,320 413,946
PennyMac Financial Services,
Inc.(a) 19,598 1,853,971
11,883,682
Ground Transportation 3 .6%
ArcBest Corp. 10,305 1,103,459
JB Hunt Transport Services,
Inc. 17,820 2,851,200
Lyft, Inc., Class A* 167,441 2,360,918
Old Dominion Freight Line,
Inc.(a) 29,261 5,167,493
RXO, Inc.* 17,450 456,318
Saia, Inc.*(a) 5,232 2,481,485
14,420,873
Health Care Equipment & Supplies 1 .9%
Align Technology, Inc.* 12,098 2,920,820
GE HealthCare Technologies,
Inc. 33,036 2,574,165
Inspire Medical Systems,
Inc.*(a) 1,844 246,783
Tandem Diabetes Care, Inc.* 44,408 1,789,198
7,530,966
Health Care Providers & Services 3 .7%
Elevance Health, Inc. 7,633 4,136,017
McKesson Corp. 10,687 6,241,636
Molina Healthcare, Inc.* 15,563 4,626,880
15,004,533
Health Care Technology 0 .2%
Doximity, Inc., Class A* 31,382 877,754
Hotels, Restaurants & Leisure 6 .0%
Airbnb, Inc., Class A* 40,800 6,186,504
Booking Holdings, Inc. 2,158 8,548,917
Domino's Pizza, Inc. 8,153 4,209,638
Expedia Group, Inc.* 15,528 1,956,373
Hilton Worldwide Holdings,
Inc. 5,800 1,265,560
Wingstop, Inc. 3,869 1,635,272
Wynn Resorts Ltd. 3,939 352,540
24,154,804
Household Durables 1 .4%
NVR, Inc.* 617 4,682,142
Sonos, Inc.*(a) 66,933 987,931
5,670,073

20 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks
Shares Value ($)
Household Products 0 .0%
†
Central Garden & Pet Co.,
Class A* 1,240 40,957
Independent Power and Renewable Electricity Producers
1 .2%
Vistra Corp. 57,582 4,950,900
Insurance 3 .7%
Arch Capital Group Ltd.*(a) 18,078 1,823,889
Everest Group Ltd. 4,125 1,571,708
Kinsale Capital Group, Inc.(a) 5,363 2,066,257
Oscar Health, Inc., Class A* 28,052 443,783
Progressive Corp. (The) 27,157 5,640,780
RLI Corp.(a) 13,386 1,883,276
Ryan Specialty Holdings, Inc.,
Class A(a) 22,986 1,331,119
14,760,812
Interactive Media & Services 5 .1%
Alphabet, Inc., Class C 48,398 8,877,161
Meta Platforms, Inc., Class A 17,933 9,042,177
TripAdvisor, Inc.* 116,359 2,072,354
Yelp, Inc., Class A* 14,505 535,960
20,527,652
IT Services 2 .4%
DigitalOcean Holdings, Inc.*(a) 7,521 261,355
EPAM Systems, Inc.* 9,485 1,784,223
GoDaddy, Inc., Class A* 1,837 256,647
Snowflake, Inc., Class A* 21,539 2,909,704
Twilio, Inc., Class A* 18,136 1,030,306
VeriSign, Inc.* 17,932 3,188,310
9,430,545
Machinery 0 .5%
Atmus Filtration Technologies,
Inc.* 75,055 2,160,083
Media 0 .1%
Trade Desk, Inc. (The), Class
A* 3,518 343,603
Metals & Mining 0 .5%
Southern Copper Corp.(a) 20,308 2,187,984
Oil, Gas & Consumable Fuels 0 .4%
Magnolia Oil & Gas Corp.,
Class A(a) 36,791 932,284
Ovintiv, Inc. 14,447 677,131
1,609,415
Paper & Forest Products 0 .7%
Louisiana-Pacific Corp.(a) 31,646 2,605,415
Pharmaceuticals 1 .1%
Corcept Therapeutics, Inc.*(a) 28,701 932,496
Eli Lilly & Co. 3,688 3,339,041
4,271,537
Professional Services 4 .8%
Automatic Data Processing,
Inc.(a) 28,835 6,882,626
Insperity, Inc.(a) 22,102 2,015,923
KBR, Inc. 68,212 4,375,118
Maximus, Inc. 5,816 498,431
TriNet Group, Inc. 4,460 446,000
Common Stocks
Shares Value ($)
Professional Services
Verisk Analytics, Inc., Class
A(a) 18,489 4,983,710
19,201,808
Semiconductors & Semiconductor Equipment 5 .8%
Broadcom, Inc. 1,952 3,133,994
Monolithic Power Systems,
Inc. 5,132 4,216,862
NVIDIA Corp. 66,298 8,190,455
QUALCOMM, Inc. 34,970 6,965,325
Silicon Laboratories, Inc.*(a) 5,107 564,987
23,071,623
Software 24 .1%
Atlassian Corp., Class A* 19,510 3,450,929
Box, Inc., Class A* 80,592 2,130,853
Confluent, Inc., Class A*(a) 31,507 930,402
Crowdstrike Holdings, Inc.,
Class A* 15,681 6,008,802
DocuSign, Inc., Class A* 31,120 1,664,920
DoubleVerify Holdings, Inc.* 33,815 658,378
Dropbox, Inc., Class A* 205,437 4,616,169
Dynatrace, Inc.* 9,811 438,944
Fortinet, Inc.* 89,020 5,365,235
Gitlab, Inc., Class A* 18,109 900,379
HubSpot, Inc.* 478 281,920
Intuit, Inc. 14,092 9,261,403
Manhattan Associates, Inc.*(a) 4,089 1,008,675
Microsoft Corp. 92,579 41,378,185
Nutanix, Inc., Class A* 52,627 2,991,845
Procore Technologies, Inc.*(a) 26,407 1,751,048
RingCentral, Inc., Class A* 30,223 852,289
Salesforce, Inc. 21,228 5,457,719
SentinelOne, Inc., Class A*(a) 73,448 1,546,080
Smartsheet, Inc., Class A* 41,181 1,815,259
Teradata Corp.* 4,540 156,902
Workday, Inc., Class A* 18,715 4,183,925
96,850,261
Specialty Retail 1 .3%
Dick's Sporting Goods, Inc. 13,023 2,797,992
Upbound Group, Inc. 5,220 160,254
Williams-Sonoma, Inc.(a) 8,236 2,325,599
5,283,845
Technology Hardware, Storage & Peripherals 6 .8%
Apple, Inc. 129,491 27,273,394
Textiles, Apparel & Luxury Goods 0 .5%
Lululemon Athletica, Inc.* 6,722 2,007,861
Trading Companies & Distributors 0 .1%
Herc Holdings, Inc. 3,120 415,865
Total Common Stocks
(cost $290,832,195) 389,651,210

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2024 (Unaudited) - Statement of Investments - 21
Repurchase Agreements 4 .9%
Principal
Amount ($) Value ($)
Bank of America NA,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $6,002,655,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/1/2042 -
7/1/2046; total market
value $6,120,000.(b)(c) 6,000,000 6,000,000
BofA Securities, Inc.,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $2,000,885,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 6.34%, maturing
3/25/2028 - 10/20/2065;
total market value
$2,040,000.(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $5,784,577,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$5,897,624.(b)(c) 5,781,985 5,781,985
Citi Global Market, Inc.,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $5,002,213,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 2.25%, maturing
3/31/2026 - 7/31/2028;
total market value
$5,100,001.(b)(c) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $1,000,445,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 7.18%, maturing
8/25/2024 - 8/20/2071;
total market value
$1,020,453.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $19,781,985) 19,781,985
Total Investments
(cost $310,614,180) — 102.1% 409,433,195
Liabilities in excess of other assets — (2.1)% (8,283,679)
NET ASSETS — 100.0%
$ 401,149,516
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $31,745,750, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $19,781,985 and by $12,484,893 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from 7/15/2024 – 2/15/2054, a total value of $32,266,878.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $19,781,985.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.

22 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
OTC Total return swap contracts outstanding as of June 30, 2024 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 3,142 251 251
ArcBest Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 6,380 12,696 12,696
Array Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 23,372 7,946 7,946
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 5,007 19,477 19,477
Atmus Filtration
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 44,090 3,527 3,527
Beacon Roofing
Supply, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 7,801 3,823 3,823
Boston Beer Co.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 3,232 8,695 8,695
Box, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 43,219 9,076 9,076
Builders FirstSource,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 1,871 250 250
Cadence Design
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 6,486 1,103 1,103
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 21,367 12,179 12,179
Casey's General
Stores, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 5,366 7,029 7,029
Central Garden &
Pet Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 1,234 481 481
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 14,318 13,316 13,316
Cleanspark, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 10,357 1,036 1,036
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 7,743 17,887 17,887
DigitalOcean
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 18,586 16,356 16,356
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 9,986 8,089 8,089
DoubleVerify
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 6,523 2,740 2,740

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2024 (Unaudited) - Statement of Investments - 23
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Duolingo, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 1,639 33 33
Energizer Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 40,518 10,534 10,534
Enphase Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 19,609 108,242 108,242
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 730 1,840 1,840
Fastenal Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 5,013 2,456 2,456
FirstCash Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 11,705 6,672 6,672
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 13,164 526 526
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 3,220 740 740
Fortrea Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 31,535 14,506 14,506
Frontdoor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 13,354 133 133
Geron Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 134,704 26,941 26,941
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 38,569 13,885 13,885
Hilton Worldwide
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 18,369 60,250 60,250
Howmet Aerospace,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 12,516 24,657 24,657
HubSpot, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 3,882 14,674 14,674
Itron, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 13,603 6,257 6,257
J & J Snack Foods
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 8,445 3,504 3,504
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 10,016 28,846 28,846
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 1.20% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 69,458 – –

24 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 1,464 132 132
Live Nation
Entertainment, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 5,123 15,010 15,010
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 18,480 13,121 13,121
Maplebear, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 17,990 7,376 7,376
McDonald's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 3,661 12,191 12,191
MGE Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 24,487 1,530 1,530
MicroStrategy, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 339 50,145 50,145
Napco Security
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 14,355 948 948
Neurocrine
Biosciences, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 11,812 39,688 39,688
Northern Oil & Gas,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 12,438 1,492 1,492
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 10,041 3,816 3,816
Ollie's Bargain
Outlet Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,869 2,018 2,018
Onto Innovation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 6,793 2,989 2,989
O'Reilly Automotive,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 924 1,257 1,257
OSI Systems, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 13,828 36,644 36,644
Paycom Software,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 13,137 21,479 21,479
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 3,361 807 807
Popular, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 10,755 25,060 25,060
Procore
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 19,579 35,242 35,242

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2024 (Unaudited) - Statement of Investments - 25
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 10,504 5,567 5,567
RLI Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 2,829 2,319 2,319
Rogers Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 9,922 6,152 6,152
RXO, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 13,216 15,991 15,991
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 285 570 570
SentinelOne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 26,542 8,228 8,228
Silicon Laboratories,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 7,109 9,242 9,242
Sonos, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 54,117 8,659 8,659
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 39,766 1,193 1,193
StoneX Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 6,016 10,889 10,889
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 419 29,753 29,753
Surgery Partners,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 14,067 7,455 7,455
Sylvamo Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 3,675 772 772
TJX Cos., Inc. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 17,760 7,992 7,992
Upbound Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 16,652 15,653 15,653
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 21,100 68,786 68,786
Visteon Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 5,781 6,649 6,649
WD-40 Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 3,184 4,712 4,712
WillScot Mobile Mini
Holdings Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 35,869 11,120 11,120

26 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Workday, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 2,367 474 474
Wynn Resorts Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 6,630 4,044 4,044
Yelp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 10,558 633 633
– –
Total unrealized appreciation 968,451 968,451
– –
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 22,752 (15,017) (15,017)
Advanced Energy
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 12,123 (14,427) (14,427)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 12,150 (33,290) (33,290)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 5,020 (21,335) (21,335)
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 66,968 (216,976) (216,976)
Amazon.com, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 162 (745) (745)
Amicus
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 43,529 (436) (436)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 17,291 (9,207) (9,207)
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 74,332 (258,675) (258,675)
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 12,576 (3,018) (3,018)
Atlanta Braves
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 49,438 (31,641) (31,641)
Axos Financial, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 14,432 (28,143) (28,143)
Axsome
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 1,668 (684) (684)
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 8,773 (4,211) (4,211)
Bridgebio Pharma,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 11,899 (1,547) (1,547)
Brink's Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 6,417 (2,647) (2,647)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2024 (Unaudited) - Statement of Investments - 27
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
CarMax, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 11,041 (110) (110)
Charter
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 7,110 (34,484) (34,484)
Choice Hotels
International, Inc.
Increases in total
return of reference
entity
OBFR - 2.20% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 17,234 (18,096) (18,096)
Cogent
Communications
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 23,740 (77,205) (77,205)
Cohen & Steers, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 16,855 (29,833) (29,833)
Confluent, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 16,399 (1,148) (1,148)
Coupang, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 16,461 (2,304) (2,304)
Crinetics
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 21,218 (28,007) (28,007)
Crowdstrike
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,936 (20,237) (20,237)
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 5,238 (2,095) (2,095)
Denali Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 25,767 (6,442) (6,442)
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 16,385 (47,681) (47,681)
Envestnet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 33,759 (5,402) (5,402)
Estee Lauder Cos.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 16,471 (62,590) (62,590)
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 51,160 (3,070) (3,070)
First Financial
Bankshares, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 63,789 (45,290) (45,290)
Flywire Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 29,541 (4,727) (4,727)
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 34,877 (25,460) (25,460)
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 17,913 (18,451) (18,451)

28 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 11,995 (8,756) (8,756)
Insmed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 6,600 (330) (330)
Inspire Medical
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 2,543 (3,814) (3,814)
Iridium
Communications,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 15,648 (626) (626)
Iron Mountain, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 27,254 (28,889) (28,889)
Kadant, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 5,703 (4,676) (4,676)
Kratos Defense &
Security Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 41,988 (1,680) (1,680)
Kulicke & Soffa
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 1,060 (2,310) (2,310)
LGI Homes, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 7,966 (2,628) (2,628)
LiveRamp Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 16,794 (9,740) (9,740)
Lululemon Athletica,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 4,549 (43,671) (43,671)
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 9,450 (17,199) (17,199)
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 4,491 (20,344) (20,344)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 533 (4,552) (4,552)
Merit Medical
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 8,144 (20,442) (20,442)
Microchip
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 21,843 (55,088) (55,088)
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,503 (9,861) (9,861)
Moelis & Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 16,694 (36,393) (36,393)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 698 (3,860) (3,860)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2024 (Unaudited) - Statement of Investments - 29
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 5,116 (104) (104)
NeoGenomics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 31,021 (16,441) (16,441)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 27,612 (26,784) (26,784)
NU Holdings Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 83,676 (2,510) (2,510)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 334,390 (147,131) (147,131)
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 14,264 (14,549) (14,549)
Otter Tail Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 20,237 (9,056) (9,056)
Patterson-UTI
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 35,704 (9,997) (9,997)
Pinterest, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 56,901 (2,845) (2,845)
Plexus Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 18,150 (14,338) (14,338)
Progress Software
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 15,617 (312) (312)
Progressive Corp.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 5,500 (20,020) (20,020)
PTC Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 42,150 (171,972) (171,972)
PTC, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 11,105 (4,553) (4,553)
RadNet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 24,318 (487) (487)
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 25,245 (252) (252)
Ryan Specialty
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 31,040 (16,762) (16,762)
Sanmina Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 23,612 (19,126) (19,126)
ServisFirst
Bancshares, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 34,006 (83,655) (83,655)

30 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Sitio Royalties Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 26,203 (17,294) (17,294)
Spotify Technology
SA
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 3,480 (5,533) (5,533)
SpringWorks
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 11,204 (1,569) (1,569)
SPX Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 8,413 (8,245) (8,245)
Standex
International Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 2,666 (2,320) (2,320)
Synopsys, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 3,358 (201) (201)
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 25,636 (3,589) (3,589)
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 34,307 (2,744) (2,744)
Toro Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 20,838 (35,008) (35,008)
TPG, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 32,693 (327) (327)
Trade Desk, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 21,854 (12,020) (12,020)
TransMedics Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,681 (13,107) (13,107)
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 9,989 (2,297) (2,297)
Tyler Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 4,204 (37,710) (37,710)
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 6,201 (14,449) (14,449)
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 12,145 (3,886) (3,886)
Union Pacific Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 8,426 (34,462) (34,462)
Verisk Analytics, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 1,468 (1,336) (1,336)
Viking Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 5,068 (11,353) (11,353)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2024 (Unaudited) - Statement of Investments - 31
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Waters Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 797 (2,909) (2,909)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 57,795 (18,495) (18,495)
– –
Total unrealized depreciation (2,139,238) (2,139,238)
– –
Net unrealized depreciation (1,170,787) (1,170,787)
Financing Costs of Swap Contracts (8,889) (8,889)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (1,179,676) (1,179,676)
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

32 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks 97 .5%
Shares Value ($)
Aerospace & Defense 0 .0%
†
Astronics Corp.*(a) 2,008 40,220
Air Freight & Logistics 0 .0%
†
Radiant Logistics, Inc.*(a) 2,728 15,522
Automobile Components 2 .9%
Adient plc*(a) 18,528 457,827
American Axle &
Manufacturing Holdings,
Inc.* 65,540 458,125
Cooper-Standard Holdings,
Inc.* 2,250 27,990
Dana, Inc. 60,280 730,593
Dorman Products, Inc.* 28,800 2,634,624
Goodyear Tire & Rubber Co.
(The)* 109,850 1,246,797
Phinia, Inc. 4,858 191,211
Stoneridge, Inc.* 9,880 157,685
5,904,852
Banks 8 .1%
Amalgamated Financial Corp. 6,503 178,182
Amerant Bancorp, Inc., Class
A(a) 4,022 91,299
BankUnited, Inc. 46,370 1,357,250
BCB Bancorp, Inc. 3,196 33,974
Berkshire Hills Bancorp, Inc. 18,504 421,891
Byline Bancorp, Inc. 3,301 78,366
Capital Bancorp, Inc. 3,073 62,997
Capital City Bank Group, Inc. 3,672 104,432
Central Pacific Financial Corp. 11,316 239,899
Community Trust Bancorp, Inc. 6,849 299,027
ConnectOne Bancorp, Inc. 5,702 107,711
Cullen/Frost Bankers, Inc.(a) 2,675 271,860
Customers Bancorp, Inc.* 15,584 747,720
East West Bancorp, Inc. 2,348 171,944
Eastern Bankshares, Inc.(a) 21,785 304,554
FB Financial Corp. 12,906 503,721
Financial Institutions, Inc. 6,112 118,084
First Bancorp 85,666 1,566,831
First Business Financial
Services, Inc.(a) 764 28,260
First Financial Corp. 5,964 219,952
First Foundation, Inc.(a) 68,474 448,505
First Horizon Corp. 7,799 122,990
First Internet Bancorp 5,028 135,857
First Savings Financial Group,
Inc.(a) 421 7,490
Five Star Bancorp(a) 1,000 23,650
FS Bancorp, Inc. 1,120 40,824
Great Southern Bancorp, Inc.
(a) 959 53,330
Guaranty Bancshares, Inc.(a) 3,052 96,260
Hanmi Financial Corp. 15,595 260,748
HarborOne Bancorp, Inc. 23,385 260,275
HBT Financial, Inc. 3,264 66,651
Hilltop Holdings, Inc. 33,375 1,043,970
Home Bancorp, Inc.(a) 843 33,729
HomeTrust Bancshares, Inc. 5,589 167,838
Independent Bank Corp.(a) 7,307 197,289
Investar Holding Corp. 257 3,958
Kearny Financial Corp. 29,295 180,164
Live Oak Bancshares, Inc. 5,640 197,738
Common Stocks
Shares Value ($)
Banks
Mercantile Bank Corp. 1,860 75,460
Metropolitan Bank Holding
Corp.*(a) 8,820 371,234
Midland States Bancorp, Inc. 7,844 177,667
MVB Financial Corp. 85 1,584
Northfield Bancorp, Inc. 14,513 137,583
Northrim Bancorp, Inc. 2,505 144,388
OFG Bancorp 31,207 1,168,702
Origin Bancorp, Inc.(a) 1,840 58,365
Peapack-Gladstone Financial
Corp.(a) 5,163 116,942
Preferred Bank(a) 2,323 175,363
Primis Financial Corp. 5,970 62,566
QCR Holdings, Inc. 6,033 361,980
RBB Bancorp 3,770 70,914
Red River Bancshares, Inc. 100 4,799
Sierra Bancorp 2,845 63,671
SmartFinancial, Inc. 3,443 81,496
South Plains Financial, Inc. 2,612 70,524
Southern First Bancshares,
Inc.* 2,685 78,509
Texas Capital Bancshares,
Inc.*(a) 24,976 1,527,033
Third Coast Bancshares, Inc.* 1,560 33,181
Towne Bank(a) 14,717 401,333
UMB Financial Corp.(a) 11,162 931,134
Veritex Holdings, Inc. 9,140 192,763
16,556,411
Biotechnology 3 .2%
2seventy bio, Inc.*(a) 14,583 56,145
ACELYRIN, Inc.* 37,136 163,770
Arcturus Therapeutics
Holdings, Inc.*(a) 3,060 74,511
CareDx, Inc.* 64,415 1,000,365
Century Therapeutics, Inc.* 300 765
Coherus Biosciences, Inc.* 11,140 19,272
Cullinan Therapeutics, Inc.*(a) 2,500 43,600
Design Therapeutics, Inc.*(a) 17,000 56,950
Editas Medicine, Inc.*(a) 11,700 54,639
Enanta Pharmaceuticals,
Inc.*(a) 6,639 86,108
Entrada Therapeutics, Inc.*(a) 4,900 69,825
Erasca, Inc.*(a) 42,800 101,008
Exelixis, Inc.* 9,975 224,138
Fate Therapeutics, Inc.*(a) 102,155 335,068
FibroGen, Inc.* 16,481 14,706
Generation Bio Co.* 4,800 13,536
Ironwood Pharmaceuticals,
Inc., Class A*(a) 93,620 610,402
iTeos Therapeutics, Inc.* 26,049 386,567
Kodiak Sciences, Inc.* 28,289 66,479
MacroGenics, Inc.*(a) 8,938 37,987
Mersana Therapeutics, Inc.* 14,200 28,542
Nurix Therapeutics, Inc.*(a) 15,060 314,302
Organogenesis Holdings, Inc.,
Class A* 43,100 120,680
PMV Pharmaceuticals, Inc.* 13,800 22,356
Poseida Therapeutics, Inc.,
Class A*(a) 44,959 131,280
PTC Therapeutics, Inc.* 18,991 580,745
REGENXBIO, Inc.*(a) 7,832 91,634

NVIT Multi-Manager Small Cap Value Fund - June 30, 2024 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Biotechnology
Sage Therapeutics, Inc.*(a) 36,263 393,816
Sangamo Therapeutics, Inc.* 24,500 8,778
Sutro Biopharma, Inc.* 51,817 151,824
Travere Therapeutics, Inc.*(a) 28,335 232,914
Vanda Pharmaceuticals,
Inc.*(a) 79,115 447,000
Verve Therapeutics, Inc.*(a) 31,100 151,768
Vir Biotechnology, Inc.* 8,798 78,302
Zymeworks, Inc.*(a) 42,850 364,654
6,534,436
Broadline Retail 1 .0%
1stdibs.com, Inc.* 8,623 38,717
Ollie's Bargain Outlet
Holdings, Inc.* 20,600 2,022,302
2,061,019
Building Products 4 .1%
American Woodmark Corp.* 19,300 1,516,980
AZEK Co., Inc. (The), Class A* 51,000 2,148,630
CSW Industrials, Inc. 8,100 2,149,011
Hayward Holdings, Inc.*(a) 195,500 2,404,650
Insteel Industries, Inc.(a) 5,160 159,754
Resideo Technologies, Inc.* 1,000 19,560
8,398,585
Capital Markets 1 .9%
Donnelley Financial Solutions,
Inc.* 7,518 448,223
Robinhood Markets, Inc.,
Class A*(a) 5,554 126,132
StoneX Group, Inc.* 8,962 674,928
Virtus Investment Partners,
Inc. 11,800 2,665,030
3,914,313
Chemicals 4 .4%
AdvanSix, Inc.(a) 1,000 22,920
American Vanguard Corp.(a) 15,515 133,429
Ashland, Inc. 27,300 2,579,577
Core Molding Technologies,
Inc.*(a) 6,300 100,422
Ecovyst, Inc.* 57,802 518,484
Element Solutions, Inc. 174,900 4,743,288
Huntsman Corp. 9,380 213,583
Kronos Worldwide, Inc.(a) 16,155 202,745
Origin Materials, Inc.* 84,409 76,078
Rayonier Advanced Materials,
Inc.* 58,404 317,718
Trinseo plc 22,581 52,162
Valhi, Inc. 120 2,139
8,962,545
Commercial Services & Supplies 1 .7%
Enviri Corp.* 42,459 366,421
Interface, Inc., Class A 25,759 378,142
Steelcase, Inc., Class A 57,458 744,656
UniFirst Corp. 11,250 1,929,713
Vestis Corp. 3,000 36,690
3,455,622
Communications Equipment 0 .4%
ADTRAN Holdings, Inc.(a) 5,365 28,220
Comtech Telecommunications
Corp.* 42,324 128,242
Common Stocks
Shares Value ($)
Communications Equipment
DZS, Inc.* 8,508 9,954
NETGEAR, Inc.* 28,912 442,353
Ribbon Communications,
Inc.*(a) 41,120 135,285
744,054
Construction & Engineering 2 .7%
API Group Corp.*(a) 94,100 3,540,983
Argan, Inc. 5,390 394,332
Fluor Corp.*(a) 17,239 750,758
Limbach Holdings, Inc.*(a) 907 51,636
Matrix Service Co.* 7,700 76,461
Tutor Perini Corp.* 30,624 666,991
5,481,161
Construction Materials 0 .1%
Knife River Corp.* 3,280 230,059
Consumer Finance 2 .7%
Bread Financial Holdings, Inc. 29,258 1,303,736
EZCORP, Inc., Class A*(a) 14,588 152,736
Green Dot Corp., Class A* 51,437 486,080
LendingClub Corp.* 90,162 762,771
LendingTree, Inc.*(a) 8,581 356,884
Navient Corp.(a) 64,063 932,757
Oportun Financial Corp.* 5,900 17,110
PROG Holdings, Inc. 27,596 957,029
Regional Management Corp. 1,920 55,181
SLM Corp. 21,161 439,937
5,464,221
Consumer Staples Distribution & Retail 2 .0%
Andersons, Inc. (The)(a) 18,303 907,829
Grocery Outlet Holding
Corp.*(a) 117,700 2,603,524
Maplebear, Inc.*(a) 2,214 71,158
SpartanNash Co. 19,396 363,869
United Natural Foods, Inc.* 3,500 45,850
3,992,230
Containers & Packaging 0 .0%
†
Pactiv Evergreen, Inc.(a) 1,500 16,980
Diversified Consumer Services 0 .1%
American Public Education,
Inc.* 7,450 130,971
Chegg, Inc.* 44,932 141,985
272,956
Diversified REITs 0 .0%
†
Armada Hoffler Properties, Inc. 5,774 64,034
Diversified Telecommunication Services 0 .3%
ATN International, Inc. 4,480 102,144
Bandwidth, Inc., Class A* 26,702 450,730
552,874
Electric Utilities 0 .7%
NRG Energy, Inc. 18,335 1,427,563
Electrical Equipment 0 .6%
Powell Industries, Inc.(a) 8,685 1,245,429
Electronic Equipment, Instruments & Components 2 .1%
908 Devices, Inc.* 2,600 13,390
ePlus, Inc.* 50,100 3,691,368
FARO Technologies, Inc.*(a) 18,368 293,888
Iteris, Inc.* 5,128 22,204

34 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Methode Electronics, Inc. 3,500 36,225
ScanSource, Inc.*(a) 7,088 314,070
4,371,145
Energy Equipment & Services 0 .7%
Helix Energy Solutions Group,
Inc.* 24,452 291,957
Kodiak Gas Services, Inc.(a) 25,620 698,401
Newpark Resources, Inc.* 19,700 163,707
Oil States International, Inc.* 59,197 262,835
1,416,900
Entertainment 0 .4%
Eventbrite, Inc., Class A* 25,789 124,819
Madison Square Garden
Entertainment Corp., Class
A*(a) 14,071 481,650
Playstudios, Inc.* 15,740 32,582
Playtika Holding Corp. 10,682 84,067
Roku, Inc., Class A* 956 57,293
780,411
Financial Services 2 .0%
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,080 61,714
Corebridge Financial, Inc. 13,030 379,434
Enact Holdings, Inc. 13,241 405,969
Jackson Financial, Inc., Class
A(a) 32,782 2,434,391
Merchants Bancorp(a) 6,550 265,537
Onity Group, Inc.* 1,734 41,581
Paysafe Ltd.*(a) 31,853 563,161
4,151,787
Food Products 1 .1%
Dole plc(a) 15,837 193,845
Fresh Del Monte Produce, Inc. 6,629 144,843
Lancaster Colony Corp.(a) 10,400 1,965,288
WK Kellogg Co.(a) 1,578 25,974
2,329,950
Gas Utilities 0 .1%
Northwest Natural Holding
Co.(a) 7,984 288,302
Ground Transportation 1 .7%
Covenant Logistics Group,
Inc., Class A 7,734 381,209
Heartland Express, Inc.(a) 26,938 332,145
Landstar System, Inc. 14,800 2,730,304
Lyft, Inc., Class A*(a) 4,038 56,936
3,500,594
Health Care Equipment & Supplies 2 .0%
AngioDynamics, Inc.* 48,785 295,149
Butterfly Network, Inc.* 18,038 15,167
Embecta Corp.(a) 21,500 268,750
ICU Medical, Inc.*(a) 24,600 2,921,250
Inogen, Inc.* 24,800 201,624
Nevro Corp.*(a) 3,000 25,260
OraSure Technologies, Inc.* 11,124 47,388
Zimvie, Inc.* 18,696 341,202
4,115,790
Common Stocks
Shares Value ($)
Health Care Providers & Services 6 .3%
Addus HomeCare Corp.* 49,200 5,712,612
AMN Healthcare Services,
Inc.*(a) 53,000 2,715,190
Castle Biosciences, Inc.* 19,000 413,630
DocGo, Inc.*(a) 280,900 867,981
Ensign Group, Inc. (The) 25,300 3,129,357
12,838,770
Health Care REITs 0 .1%
CareTrust REIT, Inc. 4,860 121,986
Health Care Technology 0 .4%
American Well Corp., Class A* 138,708 45,052
Health Catalyst, Inc.* 54,431 347,814
Veradigm, Inc.*(a) 40,246 382,337
775,203
Hotel & Resort REITs 1 .8%
Chatham Lodging Trust 14,712 125,346
Park Hotels & Resorts, Inc. 12,281 183,969
Pebblebrook Hotel Trust(a) 11,769 161,824
RLJ Lodging Trust(a) 111,960 1,078,175
Sunstone Hotel Investors, Inc. 93,541 978,439
Xenia Hotels & Resorts, Inc. 78,400 1,123,472
3,651,225
Hotels, Restaurants & Leisure 1 .0%
Wyndham Hotels & Resorts,
Inc.(a) 28,600 2,116,400
Household Durables 3 .2%
Flexsteel Industries, Inc. 800 24,848
GoPro, Inc., Class A*(a) 143,267 203,439
Green Brick Partners, Inc.*(a) 910 52,089
Hooker Furnishings Corp.(a) 3,198 46,307
iRobot Corp.*(a) 21,485 195,728
KB Home(a) 28,676 2,012,482
Landsea Homes Corp.*(a) 19,547 179,637
Lifetime Brands, Inc. 1,000 8,590
Meritage Homes Corp. 5,333 863,146
Purple Innovation, Inc., Class
A*(a) 7,500 7,800
Taylor Morrison Home Corp.,
Class A* 20,529 1,138,128
Traeger, Inc.* 3,558 8,539
Tri Pointe Homes, Inc.* 45,473 1,693,869
Universal Electronics, Inc.*(a) 3,420 39,740
6,474,342
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
Insurance 5 .8%
CNO Financial Group, Inc. 35,392 981,066
Donegal Group, Inc., Class A 3,895 50,168
eHealth, Inc.* 9,000 40,770
Employers Holdings, Inc. 16,815 716,823
Enstar Group Ltd.* 12,300 3,760,110
Fidelis Insurance Holdings Ltd. 28,733 468,635
Genworth Financial, Inc.,
Class A* 40,694 245,792
Horace Mann Educators Corp. 1,320 43,058
James River Group Holdings
Ltd. 36,803 284,487

NVIT Multi-Manager Small Cap Value Fund - June 30, 2024 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Insurance
Mercury General Corp. 10,968 582,840
Oscar Health, Inc., Class A* 23,893 377,987
ProAssurance Corp.* 30,730 375,521
Reinsurance Group of
America, Inc. 5,551 1,139,454
RLI Corp.(a) 1,563 219,898
Safety Insurance Group, Inc.
(a) 4,890 366,897
Selectquote, Inc.* 24,564 67,797
Skyward Specialty Insurance
Group, Inc.* 17,808 644,293
Stewart Information Services
Corp.(a) 1,400 86,912
United Fire Group, Inc. 7,353 158,016
Universal Insurance Holdings,
Inc. 22,026 413,208
White Mountains Insurance
Group Ltd.(a) 500 908,725
11,932,457
Interactive Media & Services 0 .3%
DHI Group, Inc.* 3,985 8,329
fuboTV, Inc.*(a) 60,100 74,524
Outbrain, Inc.*(a) 3,600 17,928
TripAdvisor, Inc.* 4,250 75,693
TrueCar, Inc.* 16,353 51,185
Vimeo, Inc.* 100,891 376,323
603,982
IT Services 0 .2%
Brightcove, Inc.* 1,600 3,792
Kyndryl Holdings, Inc.* 2,617 68,853
Rackspace Technology,
Inc.*(a) 66,900 199,362
Unisys Corp.* 47,591 196,551
468,558
Leisure Products 1 .1%
American Outdoor Brands,
Inc.* 3,614 32,526
Funko, Inc., Class A*(a) 25,105 245,025
Latham Group, Inc.* 6,015 18,225
MasterCraft Boat Holdings,
Inc.* 12,930 244,118
Solo Brands, Inc., Class A*(a) 7,211 16,441
YETI Holdings, Inc.* 45,578 1,738,801
2,295,136
Life Sciences Tools & Services 0 .1%
Codexis, Inc.*(a) 19,900 61,690
Personalis, Inc.* 6,300 7,371
Quantum-Si, Inc.*(a) 40,119 42,125
Seer, Inc., Class A* 24,400 40,992
152,178
Machinery 2 .9%
AGCO Corp.(a) 2,911 284,929
Astec Industries, Inc.(a) 10,491 311,163
Atmus Filtration Technologies,
Inc.*(a) 24,711 711,182
Hillman Solutions Corp.*(a) 341,400 3,021,390
Luxfer Holdings plc 1,908 22,114
Manitowoc Co., Inc. (The)* 32,542 375,209
Mayville Engineering Co., Inc.* 5,200 86,632
Common Stocks
Shares Value ($)
Machinery
Proto Labs, Inc.* 14,700 454,083
REV Group, Inc.(a) 19,976 497,203
Trinity Industries, Inc.(a) 4,184 125,185
5,889,090
Marine Transportation 0 .2%
Golden Ocean Group Ltd. 28,250 389,850
Media 0 .6%
PubMatic, Inc., Class A*(a) 14,562 295,754
Scholastic Corp. 12,505 443,552
Stagwell, Inc., Class A*(a) 65,153 444,344
1,183,650
Metals & Mining 1 .8%
Commercial Metals Co. 12,250 673,628
Olympic Steel, Inc. 7,454 334,163
Radius Recycling, Inc., Class A 24,696 377,108
Ryerson Holding Corp. 21,299 415,330
SSR Mining, Inc. 74,554 336,239
SunCoke Energy, Inc. 74,948 734,490
Warrior Met Coal, Inc. 9,516 597,319
Worthington Steel, Inc. 7,900 263,544
3,731,821
Mortgage Real Estate Investment Trusts (REITs) 0 .0%
†
Granite Point Mortgage Trust,
Inc. 17,352 51,535
Office REITs 0 .8%
Easterly Government
Properties, Inc., Class A(a) 15,250 188,643
Equity Commonwealth* 70,393 1,365,624
Orion Office REIT, Inc. 44,900 161,191
1,715,458
Oil, Gas & Consumable Fuels 5 .7%
Berry Corp. 63,000 406,980
California Resources Corp.(a) 20,058 1,067,487
Centrus Energy Corp., Class
A*(a) 3,241 138,553
CONSOL Energy, Inc.*(a) 4,403 449,238
CVR Energy, Inc.(a) 20,683 553,684
Delek US Holdings, Inc. 28,440 704,174
DHT Holdings, Inc. 47,294 547,192
Excelerate Energy, Inc., Class
A 2,600 47,944
Granite Ridge Resources, Inc.
(a) 7,500 47,475
Gulfport Energy Corp.* 9,518 1,437,218
Par Pacific Holdings, Inc.* 26,267 663,242
PBF Energy, Inc., Class A 23,661 1,088,879
Scorpio Tankers, Inc. 21,411 1,740,500
SM Energy Co.(a) 11,700 505,791
Teekay Tankers Ltd., Class A 17,140 1,179,403
World Kinect Corp.(a) 39,586 1,021,319
11,599,079
Paper & Forest Products 0 .4%
Clearwater Paper Corp.* 5,640 273,371
Louisiana-Pacific Corp.(a) 6,231 512,998
786,369
Personal Care Products 1 .1%
Inter Parfums, Inc. 18,400 2,134,952

36 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Personal Care Products
Nature's Sunshine Products,
Inc.* 4,838 72,909
2,207,861
Pharmaceuticals 0 .5%
Amneal Pharmaceuticals,
Inc.*(a) 20,217 128,378
Atea Pharmaceuticals, Inc.*(a) 25,126 83,167
Athira Pharma, Inc.* 7,200 19,080
Biote Corp., Class A*(a) 4,600 34,362
Nektar Therapeutics, Class A* 110,696 137,263
Nuvation Bio, Inc.*(a) 74,072 216,290
Theravance Biopharma, Inc.* 32,829 278,390
WaVe Life Sciences Ltd.*(a) 15,132 75,509
Zevra Therapeutics, Inc.*(a) 13,100 64,190
1,036,629
Professional Services 3 .8%
Barrett Business Services, Inc. 9,028 295,847
Conduent, Inc.* 96,727 315,330
Heidrick & Struggles
International, Inc. 8,227 259,809
KBR, Inc. 5,666 363,417
Kelly Services, Inc., Class A 18,737 401,159
Mistras Group, Inc.* 4,700 38,963
Resources Connection, Inc. 32,332 356,945
Robert Half, Inc. 3,370 215,613
TrueBlue, Inc.*(a) 30,879 318,054
Verra Mobility Corp., Class
A*(a) 195,000 5,304,000
7,869,137
Real Estate Management & Development 2 .3%
Compass, Inc., Class A*(a) 65,782 236,815
Cushman & Wakefield plc* 264,300 2,748,720
Douglas Elliman, Inc.* 63,532 73,697
Forestar Group, Inc.* 16,155 516,799
Howard Hughes Holdings,
Inc.* 3,526 228,555
Newmark Group, Inc., Class A 56,730 580,348
Opendoor Technologies,
Inc.*(a) 74,116 136,374
RE/MAX Holdings, Inc., Class
A 24,849 201,277
RMR Group, Inc. (The), Class
A 2,574 58,172
4,780,757
Retail REITs 0 .4%
InvenTrust Properties Corp. 32,506 804,849
Semiconductors & Semiconductor Equipment 0 .6%
Alpha & Omega
Semiconductor Ltd.*(a) 12,370 462,267
Amkor Technology, Inc. 4,540 181,691
SMART Global Holdings,
Inc.*(a) 28,093 642,487
1,286,445
Software 3 .3%
Adeia, Inc.(a) 7,252 81,114
American Software, Inc., Class
A 15,866 144,857
CS Disco, Inc.*(a) 12,800 76,288
Dropbox, Inc., Class A*(a) 38,121 856,579
Common Stocks
Shares Value ($)
Software
Guidewire Software, Inc.* 3,753 517,501
MeridianLink, Inc.*(a) 137,889 2,945,309
Nutanix, Inc., Class A* 22,204 1,262,297
Olo, Inc., Class A* 3,900 17,238
ON24, Inc.* 7,157 43,013
Ooma, Inc.* 6,600 65,538
SecureWorks Corp., Class A* 4,792 33,544
SentinelOne, Inc., Class A*(a) 4,988 104,997
SolarWinds Corp. 30,392 366,224
Upland Software, Inc.*(a) 26,365 65,649
Xperi, Inc.* 31,282 256,825
6,836,973
Specialty Retail 2 .7%
1-800-Flowers.com, Inc.,
Class A* 13,352 127,111
America's Car-Mart, Inc.*(a) 24,000 1,445,040
Boot Barn Holdings, Inc.*(a) 2,080 268,174
Designer Brands, Inc., Class
A(a) 15,818 108,037
Foot Locker, Inc. 52,395 1,305,683
Genesco, Inc.*(a) 15,793 408,407
Lands' End, Inc.*(a) 12,050 163,760
Sleep Number Corp.*(a) 18,258 174,729
Sonic Automotive, Inc., Class
A 18,451 1,005,026
ThredUp, Inc., Class A* 29,300 49,810
Tilly's, Inc., Class A*(a) 10,926 65,884
Zumiez, Inc.* 20,604 401,366
5,523,027
Technology Hardware, Storage & Peripherals 0 .1%
Turtle Beach Corp.* 14,855 213,021
Textiles, Apparel & Luxury Goods 0 .1%
Movado Group, Inc. 5,914 147,022
Unifi, Inc.*(a) 4,998 29,438
Vera Bradley, Inc.*(a) 17,334 108,511
284,971
Tobacco 0 .3%
Vector Group Ltd. 52,926 559,428
Trading Companies & Distributors 2 .6%
Beacon Roofing Supply, Inc.* 28,500 2,579,250
Boise Cascade Co. 15,708 1,872,708
DNOW, Inc.* 57,015 782,816
WESCO International, Inc. 658 104,306
5,339,080
Total Common Stocks
(cost $174,405,323) 199,809,232
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0

NVIT Multi-Manager Small Cap Value Fund - June 30, 2024 (Unaudited) - Statement of Investments - 37
Repurchase Agreements 10 .3%
Principal
Amount ($) Value ($)
Bank of America NA,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $4,001,770,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/1/2042 -
7/1/2046; total market
value $4,080,000.(b)(c) 4,000,000 4,000,000
BofA Securities, Inc.,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $1,000,443,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 6.34%, maturing
3/25/2028 - 10/20/2065;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $6,079,969,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$6,198,789.(b)(c) 6,077,244 6,077,244
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,004,442,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $10,200,000.(b)(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $21,077,244) 21,077,244
Total Investments
(cost $195,488,676) — 107.8% 220,886,476
Liabilities in excess of other assets — (7.8)% (15,895,041)
NET ASSETS — 100.0%
$ 204,991,435
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $45,111,714, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $21,077,244 and by $24,922,071 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/15/2024 – 2/15/2054, a total value of $45,999,315.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $21,077,244.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

38 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks 99 .0%
Shares Value ($)
AUSTRALIA 0 .0%
†
Capital Markets 0 .0%
†
Aet & D Holdings No. 1 *^∞ 106,305 0
CANADA 1 .4%
Electronic Equipment, Instruments & Components 0 .5%
Celestica, Inc. * 27,763 1,591,653
Metals & Mining 0 .3%
Hudbay Minerals, Inc. 49,313 446,283
SSR Mining, Inc. 153,955 694,337
1,140,620
Oil, Gas & Consumable Fuels 0 .6%
Teekay Tankers Ltd., Class A 31,128 2,141,917
4,874,190
ISRAEL 0 .9%
Semiconductors & Semiconductor Equipment 0 .7%
Nova Ltd. *(a) 10,198 2,391,737
Software 0 .2%
JFrog Ltd. *(a) 21,762 817,163
3,208,900
JAPAN 0 .4%
Semiconductors & Semiconductor Equipment 0 .4%
Allegro MicroSystems, Inc. *(a) 43,238 1,221,041
MONACO 0 .9%
Oil, Gas & Consumable Fuels 0 .9%
Scorpio Tankers, Inc. 39,185 3,185,349
NETHERLANDS 0 .1%
Biotechnology 0 .1%
Merus NV * 6,192 366,381
NORWAY 0 .3%
Marine Transportation 0 .3%
Golden Ocean Group Ltd. 67,657 933,667
PUERTO RICO 1 .6%
Banks 1 .6%
First Bancorp 170,917 3,126,072
OFG Bancorp 61,143 2,289,805
5,415,877
THAILAND 0 .4%
Electronic Equipment, Instruments & Components 0 .4%
Fabrinet *(a) 5,334 1,305,710
UNITED KINGDOM 0 .7%
Energy Equipment & Services 0 .5%
TechnipFMC plc 62,788 1,641,906
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. Reg. S *^∞ 94,500 0
Insurance 0 .2%
Fidelis Insurance Holdings Ltd. 52,081 849,441
Machinery 0 .0%
†
Luxfer Holdings plc 3,161 36,636
2,527,983
UNITED STATES 92 .3%
Aerospace & Defense 0 .8%
AeroVironment, Inc. *(a) 2,641 481,084
Astronics Corp. *(a) 2,250 45,068
Curtiss-Wright Corp. 7,522 2,038,311
Common Stocks
Shares Value ($)
UNITED STATES
Aerospace & Defense
Loar Holdings, Inc. * 4,336 231,586
2,796,049
Air Freight & Logistics 0 .0%
†
Radiant Logistics, Inc. *(a) 5,753 32,735
Automobile Components 2 .5%
Adient plc *(a) 49,598 1,225,567
American Axle & Manufacturing
Holdings, Inc. * 117,530 821,535
Cooper-Standard Holdings, Inc. * 4,150 51,626
Dana, Inc. (a) 133,986 1,623,910
Goodyear Tire & Rubber Co. (The)
* 190,014 2,156,659
Modine Manufacturing Co. *(a) 20,197 2,023,537
Phinia, Inc. 8,310 327,082
Stoneridge, Inc. * 15,119 241,299
8,471,215
Banks 7 .7%
1st Source Corp. (a) 480 25,738
Amalgamated Financial Corp. 11,632 318,717
Amerant Bancorp, Inc., Class A (a) 6,092 138,288
BankUnited, Inc. 85,111 2,491,198
Bankwell Financial Group, Inc. 1,851 46,960
BCB Bancorp, Inc. 7,431 78,992
Berkshire Hills Bancorp, Inc. 51,754 1,179,991
Byline Bancorp, Inc. 13,252 314,602
Capital Bancorp, Inc. 3,180 65,190
Capital City Bank Group, Inc. 6,687 190,178
Central Pacific Financial Corp. 23,426 496,631
Community Trust Bancorp, Inc. 12,640 551,862
ConnectOne Bancorp, Inc. 10,158 191,885
Cullen/Frost Bankers, Inc. (a) 4,991 507,235
Customers Bancorp, Inc. *(a) 37,272 1,788,311
East West Bancorp, Inc. 4,376 320,454
Eastern Bankshares, Inc. (a) 34,394 480,828
FB Financial Corp. 22,565 880,712
Financial Institutions, Inc. 11,604 224,189
First Financial Corp. 9,106 335,829
First Foundation, Inc. (a) 138,183 905,099
First Horizon Corp. 15,047 237,291
First Internet Bancorp 10,228 276,361
First Savings Financial Group, Inc. 1,333 23,714
Five Star Bancorp (a) 6,039 142,822
FS Bancorp, Inc. 2,350 85,658
Great Southern Bancorp, Inc. (a) 2,833 157,543
Guaranty Bancshares, Inc. 3,415 107,709
Hanmi Financial Corp. 37,728 630,812
HarborOne Bancorp, Inc. 36,551 406,813
HBT Financial, Inc. 6,368 130,035
Hilltop Holdings, Inc. 61,777 1,932,385
Home Bancorp, Inc. 1,500 60,015
HomeTrust Bancshares, Inc. 11,387 341,952
Independent Bank Corp. 16,000 432,000
Kearny Financial Corp. 31,873 196,019
Live Oak Bancshares, Inc. 6,891 241,598
Mercantile Bank Corp. 3,127 126,862
Metropolitan Bank Holding Corp.
*(a) 16,425 691,328
Midland States Bancorp, Inc. 14,801 335,243
MVB Financial Corp. 963 17,950
Northfield Bancorp, Inc. 6,761 64,094

NVIT Multi-Manager Small Company Fund - June 30, 2024 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Northrim Bancorp, Inc. 4,095 236,036
Origin Bancorp, Inc. (a) 3,880 123,074
Peapack-Gladstone Financial
Corp. (a) 10,049 227,610
Preferred Bank (a) 3,386 255,609
Primis Financial Corp. 10,826 113,456
QCR Holdings, Inc. 13,607 816,420
RBB Bancorp 10,692 201,117
Sierra Bancorp (a) 3,626 81,150
SmartFinancial, Inc. 201 4,758
South Plains Financial, Inc. 4,692 126,684
Southern First Bancshares, Inc.
*(a) 4,215 123,247
Texas Capital Bancshares, Inc.
*(a) 50,098 3,062,991
Third Coast Bancshares, Inc. *(a) 3,342 71,084
Towne Bank (a) 22,114 603,049
UMB Financial Corp. (a) 25,888 2,159,577
26,376,955
Biotechnology 5 .3%
2seventy bio, Inc. *(a) 33,411 128,632
Aadi Bioscience, Inc. * 1,000 1,460
ACELYRIN, Inc. * 62,086 273,799
Arcturus Therapeutics Holdings,
Inc. *(a) 5,340 130,029
Blueprint Medicines Corp. *(a) 9,290 1,001,276
CareDx, Inc. * 120,560 1,872,297
Century Therapeutics, Inc. * 522 1,331
Coherus Biosciences, Inc. * 15,600 26,988
Cullinan Therapeutics, Inc. *(a) 3,450 60,168
Cytokinetics, Inc. *(a) 6,777 367,178
Design Therapeutics, Inc. *(a) 28,300 94,805
Editas Medicine, Inc. *(a) 19,936 93,101
Enanta Pharmaceuticals, Inc. * 7,556 98,001
Entrada Therapeutics, Inc. *(a) 12,500 178,125
Erasca, Inc. *(a) 81,302 191,873
Exelixis, Inc. * 13,044 293,099
Fate Therapeutics, Inc. *(a) 177,900 583,512
FibroGen, Inc. * 28,947 25,829
Generation Bio Co. * 9,800 27,636
Halozyme Therapeutics, Inc. *(a) 18,378 962,272
Insmed, Inc. *(a) 9,722 651,374
Ironwood Pharmaceuticals, Inc.,
Class A * 161,347 1,051,982
iTeos Therapeutics, Inc. * 47,105 699,038
Kodiak Sciences, Inc. * 16,197 38,063
Krystal Biotech, Inc. *(a) 2,994 549,818
MacroGenics, Inc. *(a) 16,463 69,968
Mersana Therapeutics, Inc. *(a) 25,735 51,727
Nurix Therapeutics, Inc. *(a) 27,879 581,835
Organogenesis Holdings, Inc.,
Class A *(a) 83,300 233,240
PMV Pharmaceuticals, Inc. * 11,696 18,948
Poseida Therapeutics, Inc., Class
A *(a) 90,733 264,940
PTC Therapeutics, Inc. * 36,406 1,113,295
REGENXBIO, Inc. * 9,816 114,847
Sage Therapeutics, Inc. *(a) 63,636 691,087
Sangamo Therapeutics, Inc. * 40,550 14,529
SpringWorks Therapeutics, Inc.
*(a) 8,259 311,117
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Sutro Biopharma, Inc. * 97,977 287,073
Travere Therapeutics, Inc. *(a) 31,249 256,867
Twist Bioscience Corp. *(a) 19,830 977,222
Ultragenyx Pharmaceutical, Inc. * 7,109 292,180
Vanda Pharmaceuticals, Inc. *(a) 163,531 923,950
Vaxcyte, Inc. * 7,798 588,827
Vericel Corp. *(a) 11,200 513,856
Verve Therapeutics, Inc. *(a) 67,283 328,341
Viking Therapeutics, Inc. * 4,043 214,319
Vir Biotechnology, Inc. * 16,453 146,432
Zymeworks, Inc. *(a) 83,690 712,202
18,108,488
Broadline Retail 0 .4%
1stdibs.com, Inc. *(a) 7,823 35,125
Ollie's Bargain Outlet Holdings,
Inc. * 15,430 1,514,763
1,549,888
Building Products 0 .9%
AAON, Inc. (a) 17,183 1,499,045
AZEK Co., Inc. (The), Class A * 28,388 1,195,986
Insteel Industries, Inc. (a) 11,176 346,009
Resideo Technologies, Inc. * 1,228 24,020
3,065,060
Capital Markets 2 .5%
Cohen & Steers, Inc. (a) 4,191 304,099
Donnelley Financial Solutions,
Inc. * 15,297 912,007
Evercore, Inc., Class A 12,257 2,554,727
Hamilton Lane, Inc., Class A 23,462 2,899,434
Robinhood Markets, Inc., Class A * 10,321 234,390
StepStone Group, Inc., Class A (a) 14,823 680,227
StoneX Group, Inc. * 14,373 1,082,431
8,667,315
Chemicals 1 .2%
AdvanSix, Inc. (a) 2,080 47,674
American Vanguard Corp. (a) 24,712 212,523
Core Molding Technologies, Inc. * 10,889 173,571
Ecovyst, Inc. *(a) 109,048 978,161
Element Solutions, Inc. 48,882 1,325,679
Huntsman Corp. 17,400 396,198
Kronos Worldwide, Inc. (a) 25,131 315,394
Origin Materials, Inc. * 150,375 135,533
Rayonier Advanced Materials,
Inc. * 93,880 510,707
Trinseo plc 38,785 89,593
4,185,033
Commercial Services & Supplies 2 .4%
Casella Waste Systems, Inc.,
Class A *(a) 19,395 1,924,372
Clean Harbors, Inc. * 14,749 3,335,486
Enviri Corp. * 78,371 676,342
Interface, Inc., Class A (a) 49,972 733,589
Steelcase, Inc., Class A 119,178 1,544,547
Vestis Corp. 1,000 12,230
8,226,566
Communications Equipment 0 .4%
ADTRAN Holdings, Inc. (a) 10,299 54,173
Comtech Telecommunications
Corp. * 40,641 123,142
DZS, Inc. * 6,995 8,184
NETGEAR, Inc. * 52,881 809,080

40 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Communications Equipment
Ribbon Communications, Inc. *(a) 82,425 271,178
1,265,757
Construction & Engineering 2 .5%
Argan, Inc. 8,750 640,150
Comfort Systems USA, Inc. 9,572 2,911,037
EMCOR Group, Inc. 5,834 2,129,877
Fluor Corp. * 31,962 1,391,945
Limbach Holdings, Inc. *(a) 5,595 318,523
Matrix Service Co. * 15,384 152,763
Tutor Perini Corp. * 55,578 1,210,489
8,754,784
Construction Materials 0 .4%
Eagle Materials, Inc. (a) 4,431 963,565
Knife River Corp. * 5,630 394,888
1,358,453
Consumer Finance 3 .1%
Bread Financial Holdings, Inc. 53,254 2,372,998
EZCORP, Inc., Class A *(a) 47,970 502,246
Green Dot Corp., Class A * 93,428 882,895
LendingClub Corp. * 187,074 1,582,646
LendingTree, Inc. *(a) 13,522 562,380
Navient Corp. (a) 116,562 1,697,143
Oportun Financial Corp. * 11,318 32,822
PROG Holdings, Inc. 56,570 1,961,848
Regional Management Corp. 6,022 173,072
SLM Corp. 39,412 819,375
10,587,425
Consumer Staples Distribution & Retail 0 .8%
Andersons, Inc. (The) (a) 34,256 1,699,097
Maplebear, Inc. *(a) 4,030 129,524
SpartanNash Co. 36,468 684,140
United Natural Foods, Inc. * 7,500 98,250
2,611,011
Containers & Packaging 0 .0%
†
Pactiv Evergreen, Inc. (a) 2,050 23,206
Diversified Consumer Services 0 .8%
American Public Education, Inc. * 9,772 171,792
Chegg, Inc. * 85,784 271,077
Duolingo, Inc., Class A *(a) 10,643 2,220,875
2,663,744
Diversified REITs 0 .0%
†
Armada Hoffler Properties, Inc. 12,118 134,389
Diversified Telecommunication Services 0 .3%
ATN International, Inc. 7,660 174,648
Bandwidth, Inc., Class A * 52,351 883,685
1,058,333
Electric Utilities 0 .8%
NRG Energy, Inc. 36,137 2,813,627
Electrical Equipment 0 .6%
Powell Industries, Inc. (a) 15,453 2,215,960
Electronic Equipment, Instruments & Components 1 .6%
908 Devices, Inc. *(a) 4,700 24,205
Coherent Corp. * 24,473 1,773,314
FARO Technologies, Inc. * 36,109 577,744
Iteris, Inc. * 8,610 37,281
Itron, Inc. * 9,297 920,031
Novanta, Inc. * 7,330 1,195,596
ScanSource, Inc. *(a) 9,445 418,508
Vontier Corp. (a) 15,085 576,247
5,522,926
Common Stocks
Shares Value ($)
UNITED STATES
Energy Equipment & Services 1 .4%
Helix Energy Solutions Group, Inc.
*(a) 13,950 166,563
Kodiak Gas Services, Inc. (a) 45,714 1,246,164
Newpark Resources, Inc. * 46,906 389,789
Oil States International, Inc. * 84,970 377,267
Tidewater, Inc. *(a) 8,434 803,001
Weatherford International plc *(a) 13,822 1,692,503
4,675,287
Entertainment 0 .1%
Eventbrite, Inc., Class A * 38,119 184,496
Playstudios, Inc. * 21,110 43,698
Playtika Holding Corp. (a) 21,202 166,860
Roku, Inc., Class A * 1,796 107,634
502,688
Financial Services 2 .7%
Corebridge Financial, Inc. 23,834 694,046
Enact Holdings, Inc. 24,600 754,236
Essent Group Ltd. 11,341 637,251
Jackson Financial, Inc., Class A (a) 59,959 4,452,556
Merchants Bancorp (a) 9,852 399,400
Mr. Cooper Group, Inc. * 16,484 1,338,995
Onity Group, Inc. *(a) 4,648 111,459
Paysafe Ltd. *(a) 58,355 1,031,716
9,419,659
Food Products 0 .5%
Dole plc 19,250 235,620
Fresh Del Monte Produce, Inc. 9,577 209,257
Freshpet, Inc. *(a) 10,918 1,412,680
WK Kellogg Co. (a) 1,100 18,106
1,875,663
Gas Utilities 0 .1%
Northwest Natural Holding Co. (a) 7,414 267,720
Ground Transportation 0 .9%
Covenant Logistics Group, Inc.,
Class A 21,360 1,052,834
Heartland Express, Inc. (a) 61,771 761,636
Saia, Inc. *(a) 2,808 1,331,807
3,146,277
Health Care Equipment & Supplies 2 .7%
AngioDynamics, Inc. * 86,870 525,564
Butterfly Network, Inc. * 16,604 13,961
Embecta Corp. (a) 36,641 458,013
Glaukos Corp. * 12,070 1,428,484
Inogen, Inc. *(a) 47,221 383,907
Inspire Medical Systems, Inc. *(a) 4,066 544,153
Integer Holdings Corp. *(a) 8,951 1,036,436
iRhythm Technologies, Inc. *(a) 2,609 280,833
Lantheus Holdings, Inc. * 5,448 437,420
Merit Medical Systems, Inc. * 13,055 1,122,077
OraSure Technologies, Inc. * 18,247 77,732
RxSight, Inc. * 17,202 1,035,044
TransMedics Group, Inc. *(a) 9,285 1,398,506
Zimvie, Inc. * 35,627 650,193
9,392,323
Health Care Providers & Services 2 .4%
Acadia Healthcare Co., Inc. * 10,108 682,694
BrightSpring Health Services, Inc.
*(a) 29,850 339,096
Castle Biosciences, Inc. * 36,300 790,251
Encompass Health Corp. 27,602 2,367,976
HealthEquity, Inc. *(a) 19,599 1,689,434

NVIT Multi-Manager Small Company Fund - June 30, 2024 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Providers & Services
RadNet, Inc. * 22,834 1,345,379
Select Medical Holdings Corp. 15,868 556,332
Surgery Partners, Inc. *(a) 22,016 523,761
8,294,923
Health Care Technology 0 .4%
American Well Corp., Class A * 236,407 76,785
Health Catalyst, Inc. * 121,345 775,395
HealthStream, Inc. 1,000 27,900
Veradigm, Inc. *(a) 68,532 651,054
1,531,134
Hotel & Resort REITs 1 .9%
Chatham Lodging Trust (a) 28,607 243,732
Park Hotels & Resorts, Inc. 21,304 319,134
RLJ Lodging Trust (a) 220,335 2,121,826
Sunstone Hotel Investors, Inc. (a) 152,663 1,596,855
Xenia Hotels & Resorts, Inc. (a) 149,855 2,147,421
6,428,968
Hotels, Restaurants & Leisure 2 .3%
Cava Group, Inc. *(a) 9,837 912,382
Red Rock Resorts, Inc., Class A
(a) 13,506 741,885
Shake Shack, Inc., Class A * 10,295 926,550
Sweetgreen, Inc., Class A *(a) 23,207 699,459
Texas Roadhouse, Inc., Class A 11,427 1,962,130
Wingstop, Inc. 6,550 2,768,422
8,010,828
Household Durables 4 .3%
Flexsteel Industries, Inc. 2,551 79,234
GoPro, Inc., Class A *(a) 281,212 399,321
Green Brick Partners, Inc. *(a) 4,050 231,822
Hooker Furnishings Corp. 5,453 78,959
iRobot Corp. *(a) 39,165 356,793
KB Home (a) 56,124 3,938,782
Landsea Homes Corp. *(a) 42,111 387,000
Lifetime Brands, Inc. 4,350 37,367
Meritage Homes Corp. 8,534 1,381,228
Purple Innovation, Inc., Class A
*(a) 14,698 15,286
Taylor Morrison Home Corp.,
Class A * 61,702 3,420,759
TopBuild Corp. * 3,383 1,303,368
Traeger, Inc. * 6,044 14,506
Tri Pointe Homes, Inc. * 82,535 3,074,429
Universal Electronics, Inc. *(a) 4,475 52,000
14,770,854
Independent Power and Renewable Electricity Producers 0 .1%
Vistra Corp. 4,665 401,097
Industrial REITs 0 .2%
Terreno Realty Corp. (a) 9,821 581,207
Insurance 3 .7%
CNO Financial Group, Inc. 70,781 1,962,049
Donegal Group, Inc., Class A 7,425 95,634
eHealth, Inc. * 13,643 61,803
Employers Holdings, Inc. 32,578 1,388,800
Genworth Financial, Inc., Class A * 124,202 750,180
James River Group Holdings Ltd. 71,671 554,017
Kinsale Capital Group, Inc. 1,702 655,747
Mercury General Corp. 14,802 786,578
Oscar Health, Inc., Class A * 43,633 690,274
ProAssurance Corp. * 59,500 727,090
Common Stocks
Shares Value ($)
UNITED STATES
Insurance
Reinsurance Group of America,
Inc. 10,733 2,203,163
Safety Insurance Group, Inc. (a) 5,340 400,660
Selectquote, Inc. * 44,683 123,325
Skyward Specialty Insurance
Group, Inc. * 34,928 1,263,695
Stewart Information Services Corp.
(a) 1,400 86,912
United Fire Group, Inc. 15,979 343,389
Universal Insurance Holdings, Inc. 44,116 827,616
12,920,932
Interactive Media & Services 0 .3%
DHI Group, Inc. * 3,672 7,674
fuboTV, Inc. *(a) 109,100 135,284
Outbrain, Inc. *(a) 7,962 39,651
TripAdvisor, Inc. * 7,750 138,028
TrueCar, Inc. * 58,490 183,074
Vimeo, Inc. *(a) 178,031 664,055
1,167,766
IT Services 0 .3%
Brightcove, Inc. * 1,761 4,174
DXC Technology Co. *(a) 11,962 228,355
Rackspace Technology, Inc. *(a) 128,504 382,941
Unisys Corp. *(a) 86,648 357,856
973,326
Leisure Products 0 .2%
American Outdoor Brands, Inc. * 1,687 15,183
Funko, Inc., Class A *(a) 41,900 408,944
Latham Group, Inc. * 7,300 22,119
MasterCraft Boat Holdings, Inc.
*(a) 14,449 272,797
Solo Brands, Inc., Class A *(a) 13,458 30,684
749,727
Life Sciences Tools & Services 1 .3%
Codexis, Inc. *(a) 41,913 129,930
Medpace Holdings, Inc. * 7,998 3,293,977
Personalis, Inc. * 16,477 19,278
Quantum-Si, Inc. *(a) 72,804 76,444
Repligen Corp. *(a) 6,649 838,173
Seer, Inc., Class A * 56,141 94,317
4,452,119
Machinery 3 .3%
AGCO Corp. (a) 3,830 374,880
Astec Industries, Inc. (a) 16,463 488,293
Atmus Filtration Technologies, Inc.
*(a) 45,099 1,297,949
Crane Co. (a) 11,886 1,723,232
Esab Corp. (a) 10,118 955,443
Federal Signal Corp. 14,558 1,218,068
Manitowoc Co., Inc. (The) * 67,128 773,986
Mayville Engineering Co., Inc. * 9,825 163,685
Proto Labs, Inc. * 25,712 794,244
REV Group, Inc. (a) 36,575 910,352
SPX Technologies, Inc. *(a) 13,671 1,943,195
Trinity Industries, Inc. (a) 24,248 725,500
11,368,827
Marine Transportation 0 .3%
Kirby Corp. * 8,398 1,005,493
Media 0 .7%
Ibotta, Inc., Class A * 3,119 234,424
PubMatic, Inc., Class A *(a) 25,104 509,862

42 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Media
Scholastic Corp. 26,289 932,471
Stagwell, Inc., Class A *(a) 113,498 774,056
2,450,813
Metals & Mining 2 .6%
ATI, Inc. *(a) 30,315 1,680,967
Carpenter Technology Corp. 17,659 1,935,073
Commercial Metals Co. 12,868 707,611
Olympic Steel, Inc. 14,164 634,972
Radius Recycling, Inc., Class A 41,158 628,483
Ryerson Holding Corp. 40,122 782,379
SunCoke Energy, Inc. 118,434 1,160,653
Warrior Met Coal, Inc. (a) 15,271 958,561
Worthington Steel, Inc. 9,312 310,648
8,799,347
Mortgage Real Estate Investment Trusts (REITs) 0 .0%
†
Granite Point Mortgage Trust, Inc.
(a) 30,839 91,592
Office REITs 0 .9%
Easterly Government Properties,
Inc., Class A (a) 23,350 288,840
Equity Commonwealth * 126,032 2,445,022
Orion Office REIT, Inc. 83,861 301,061
3,034,923
Oil, Gas & Consumable Fuels 5 .1%
Berry Corp. 109,963 710,361
California Resources Corp. (a) 36,394 1,936,889
Centrus Energy Corp., Class A *(a) 5,140 219,735
CONSOL Energy, Inc. *(a) 8,404 857,460
CVR Energy, Inc. (a) 39,275 1,051,392
Delek US Holdings, Inc. 55,998 1,386,510
DHT Holdings, Inc. 87,584 1,013,347
Excelerate Energy, Inc., Class A 1,800 33,192
Granite Ridge Resources, Inc. (a) 13,500 85,455
Gulfport Energy Corp. *(a) 17,870 2,698,369
Matador Resources Co. (a) 17,228 1,026,789
Northern Oil & Gas, Inc. (a) 25,164 935,346
Par Pacific Holdings, Inc. * 49,877 1,259,394
PBF Energy, Inc., Class A 35,305 1,624,736
SM Energy Co. (a) 17,522 757,476
World Kinect Corp. (a) 83,327 2,149,837
17,746,288
Paper & Forest Products 0 .4%
Clearwater Paper Corp. * 7,394 358,387
Louisiana-Pacific Corp. (a) 11,506 947,289
1,305,676
Personal Care Products 0 .9%
BellRing Brands, Inc. * 21,957 1,254,623
elf Beauty, Inc. *(a) 8,179 1,723,479
Nature's Sunshine Products, Inc. * 10,813 162,952
3,141,054
Pharmaceuticals 0 .8%
Amneal Pharmaceuticals, Inc. * 28,483 180,867
Atea Pharmaceuticals, Inc. *(a) 60,879 201,509
Athira Pharma, Inc. * 12,500 33,125
Biote Corp., Class A * 9,200 68,724
Intra-Cellular Therapies, Inc. * 13,453 921,397
Nektar Therapeutics, Class A * 165,735 205,511
Nuvation Bio, Inc. *(a) 138,525 404,493
Theravance Biopharma, Inc. *(a) 64,468 546,689
WaVe Life Sciences Ltd. *(a) 16,100 80,339
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals
Zevra Therapeutics, Inc. *(a) 24,206 118,609
2,761,263
Professional Services 1 .7%
Barrett Business Services, Inc. 15,796 517,635
Conduent, Inc. * 174,257 568,078
Heidrick & Struggles International,
Inc. 14,394 454,563
KBR, Inc. 10,363 664,683
Kelly Services, Inc., Class A 20,047 429,206
Mistras Group, Inc. * 7,500 62,175
Parsons Corp. *(a) 22,493 1,840,152
Resources Connection, Inc. 57,298 632,570
Robert Half, Inc. 639 40,883
TrueBlue, Inc. * 62,259 641,268
5,851,213
Real Estate Management & Development 1 .0%
Compass, Inc., Class A *(a) 112,120 403,632
Douglas Elliman, Inc. * 126,607 146,864
Forestar Group, Inc. * 27,694 885,931
Howard Hughes Holdings, Inc. * 4,514 292,597
Newmark Group, Inc., Class A 97,611 998,562
Opendoor Technologies, Inc. *(a) 145,094 266,973
RE/MAX Holdings, Inc., Class A 47,283 382,992
RMR Group, Inc. (The), Class A 4,172 94,287
3,471,838
Retail REITs 0 .4%
InvenTrust Properties Corp. 61,635 1,526,083
Semiconductors & Semiconductor Equipment 3 .1%
Alpha & Omega Semiconductor
Ltd. *(a) 22,025 823,074
Amkor Technology, Inc. 19,160 766,783
Astera Labs, Inc. *(a) 5,530 334,620
FormFactor, Inc. * 23,391 1,415,857
Impinj, Inc. *(a) 8,742 1,370,483
MACOM Technology Solutions
Holdings, Inc. *(a) 17,451 1,945,263
Onto Innovation, Inc. *(a) 11,077 2,432,067
SiTime Corp. *(a) 2,678 333,090
SMART Global Holdings, Inc. *(a) 52,250 1,194,958
10,616,195
Software 5 .9%
Adeia, Inc. (a) 34,689 387,996
Altair Engineering, Inc., Class A
*(a) 16,252 1,593,996
American Software, Inc., Class A 20,524 187,384
Appfolio, Inc., Class A * 5,166 1,263,449
Confluent, Inc., Class A *(a) 24,971 737,394
CS Disco, Inc. *(a) 23,500 140,060
CyberArk Software Ltd. *(a) 8,110 2,217,435
Dropbox, Inc., Class A *(a) 68,812 1,546,206
Guidewire Software, Inc. * 21,040 2,901,205
Informatica, Inc., Class A * 27,619 852,875
MeridianLink, Inc. *(a) 32,112 685,912
Nutanix, Inc., Class A * 40,555 2,305,551
Olo, Inc., Class A * 7,000 30,940
ON24, Inc. * 16,684 100,271
Ooma, Inc. * 11,400 113,202
Q2 Holdings, Inc. *(a) 16,335 985,491
SecureWorks Corp., Class A * 9,539 66,773
SentinelOne, Inc., Class A *(a) 9,370 197,239
SolarWinds Corp. 46,709 562,843

NVIT Multi-Manager Small Company Fund - June 30, 2024 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
UNITED STATES
Software
SPS Commerce, Inc. * 6,631 1,247,689
Upland Software, Inc. * 46,320 115,337
Varonis Systems, Inc., Class B *(a) 26,573 1,274,707
Xperi, Inc. * 63,232 519,135
20,033,090
Specialty Retail 1 .8%
1-800-Flowers.com, Inc., Class A * 10,134 96,476
Designer Brands, Inc., Class A (a) 32,089 219,168
Foot Locker, Inc. 73,522 1,832,168
Genesco, Inc. *(a) 28,207 729,433
Lands' End, Inc. *(a) 20,907 284,126
Sleep Number Corp. *(a) 33,590 321,456
Sonic Automotive, Inc., Class A (a) 33,834 1,842,938
ThredUp, Inc., Class A *(a) 55,339 94,076
Tilly's, Inc., Class A * 19,986 120,516
Zumiez, Inc. *(a) 37,991 740,065
6,280,422
Technology Hardware, Storage & Peripherals 0 .1%
Turtle Beach Corp. * 24,135 346,096
Textiles, Apparel & Luxury Goods 0 .1%
Movado Group, Inc. 9,885 245,741
Unifi, Inc. *(a) 9,259 54,536
Vera Bradley, Inc. *(a) 30,019 187,919
488,196
Tobacco 0 .2%
Vector Group Ltd. 55,191 583,369
Trading Companies & Distributors 2 .2%
Applied Industrial Technologies,
Inc. 5,115 992,310
Boise Cascade Co. 29,895 3,564,082
DNOW, Inc. * 153,033 2,101,143
Global Industrial Co. 4,520 141,747
H&E Equipment Services, Inc. 10,442 461,223
WESCO International, Inc. 1,201 190,383
7,450,888
318,404,083
Total Common Stocks
(cost $283,747,136) 341,443,181
Rights 0 .0%
†
Number of
Rights
UNITED STATES 0 .0%
†
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0
Repurchase Agreements 11 .5%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024, due
7/1/2024, repurchase price
$12,005,380, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074; total
market value $12,240,000.
(b)(c) 12,000,000 12,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024, due
7/1/2024, repurchase price
$3,683,873, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073; total
market value $3,755,866.(b)
(c) 3,682,222 3,682,222
Pershing LLC, 5.33%,
dated 6/28/2024, due
7/1/2024, repurchase price
$20,008,884, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.79%, maturing
7/9/2024 - 5/20/2074; total
market value $20,400,000.
(b)(c) 20,000,000 20,000,000
Santander US Capital Markets,
5.33%, dated 6/28/2024, due
7/1/2024, repurchase price
$4,001,777, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.01% - 7.18%, maturing
8/25/2024 - 8/20/2071; total
market value $4,081,812.(b)
(c) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $39,682,222) 39,682,222
Total Investments
(cost $323,441,433) — 110.5% 381,125,403
Liabilities in excess of other assets — (10.5)% (36,154,559)
NET ASSETS — 100.0%
$ 344,970,844

44 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Multi-Manager Small Company Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $85,796,766, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $39,682,222 and by $47,631,933 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/15/2024 – 2/15/2054, a total value of $87,314,155.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $39,682,222.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Real Estate Fund - June 30, 2024 (Unaudited) - Statement of Investments - 45
Common Stocks 98 .2%
Shares Value ($)
Construction & Engineering 0 .0%
†
WillScot Mobile Mini Holdings
Corp.* 1,381 51,981
Diversified REITs 5 .7%
Empire State Realty Trust,
Inc., Class A 594,514 5,576,541
Essential Properties Realty
Trust, Inc. 221,754 6,144,804
11,721,345
Health Care Providers & Services 1 .1%
Brookdale Senior Living, Inc.* 345,095 2,356,999
Health Care REITs 11 .4%
American Healthcare REIT,
Inc. 301,473 4,404,521
CareTrust REIT, Inc. 213,982 5,370,948
Welltower, Inc. 133,570 13,924,672
23,700,141
Hotel & Resort REITs 1 .9%
Ryman Hospitality Properties,
Inc. 40,474 4,041,734
Hotels, Restaurants & Leisure 2 .2%
Hyatt Hotels Corp., Class A 14,413 2,189,623
Marriott International, Inc.,
Class A 9,451 2,284,968
4,474,591
Industrial REITs 12 .8%
EastGroup Properties, Inc. 16,221 2,759,192
Plymouth Industrial REIT, Inc. 142,104 3,038,184
Prologis, Inc. 184,952 20,771,959
26,569,335
Office REITs 3 .1%
SL Green Realty Corp. 114,871 6,506,293
Real Estate Management & Development 2 .2%
CBRE Group, Inc., Class A* 28,609 2,549,348
Corp. Inmobiliaria Vesta SAB
de CV, ADR-MX 67,573 2,026,514
4,575,862
Common Stocks
Shares Value ($)
Residential REITs 18 .3%
American Homes 4 Rent,
Class A 174,135 6,470,857
AvalonBay Communities, Inc. 62,244 12,877,661
Centerspace 45,706 3,091,097
Essex Property Trust, Inc. 43,455 11,828,451
Independence Realty Trust,
Inc. 193,794 3,631,699
37,899,765
Retail REITs 13 .7%
Acadia Realty Trust 213,039 3,817,659
Brixmor Property Group, Inc. 132,552 3,060,626
Macerich Co. (The) 94,450 1,458,308
NETSTREIT Corp. 133,344 2,146,838
Phillips Edison & Co., Inc. 80,823 2,643,720
Simon Property Group, Inc. 73,854 11,211,037
Tanger, Inc. 146,224 3,964,133
28,302,321
Specialized REITs 25 .8%
American Tower Corp. 10,702 2,080,255
CubeSmart 97,575 4,407,463
Digital Realty Trust, Inc. 61,691 9,380,116
Equinix, Inc. 22,176 16,778,361
Extra Space Storage, Inc. 58,888 9,151,784
Iron Mountain, Inc. 64,572 5,786,943
Lamar Advertising Co., Class A 31,790 3,799,859
VICI Properties, Inc., Class A 72,650 2,080,696
53,465,477
Total Investments
(cost $160,216,817) — 98.2% 203,665,844
Other assets in excess of liabilities — 1.8% 3,634,328
NET ASSETS — 100.0%
$ 207,300,172
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
ADR American Depositary Receipt
MX Mexico
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

46 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Victory Mid Cap Value Fund
Common Stocks 96.6%
Shares Value ($)
Aerospace & Defense 1.8%
Textron, Inc. 69,000 5,924,340
Automobile Components 2.6%
Aptiv plc*(a) 47,400 3,337,908
BorgWarner, Inc. 163,400 5,268,016
8,605,924
Banks 2.1%
Huntington Bancshares, Inc. 203,800 2,686,084
Prosperity Bancshares, Inc. 66,000 4,035,240
6,721,324
Broadline Retail 1.5%
eBay, Inc.(a) 88,600 4,759,592
Building Products 1.0%
Carrier Global Corp.(a) 50,700 3,198,156
Capital Markets 2.9%
Bank of New York Mellon
Corp. (The) 87,300 5,228,397
T. Rowe Price Group, Inc.(a) 36,700 4,231,877
9,460,274
Chemicals 4.8%
Axalta Coating Systems Ltd.* 129,000 4,407,930
CF Industries Holdings, Inc. 35,100 2,601,612
RPM International, Inc.(a) 38,200 4,113,376
Westlake Corp. 31,600 4,576,312
15,699,230
Commercial Services & Supplies 0.7%
Republic Services, Inc., Class
A 11,600 2,254,344
Communications Equipment 1.0%
Motorola Solutions, Inc. 8,700 3,358,635
Consumer Staples Distribution & Retail 5.7%
BJ's Wholesale Club Holdings,
Inc.* 75,500 6,631,920
Target Corp. 39,100 5,788,364
US Foods Holding Corp.*(a) 113,000 5,986,740
18,407,024
Containers & Packaging 5.2%
AptarGroup, Inc.(a) 20,400 2,872,524
Avery Dennison Corp. 15,100 3,301,615
Crown Holdings, Inc.(a) 65,800 4,894,862
Packaging Corp. of America 32,100 5,860,176
16,929,177
Electric Utilities 3.4%
Alliant Energy Corp.(a) 131,000 6,667,900
Xcel Energy, Inc. 85,140 4,547,327
11,215,227
Electrical Equipment 1.4%
Hubbell, Inc., Class B(a) 3,900 1,425,372
Regal Rexnord Corp.(a) 23,200 3,137,104
4,562,476
Electronic Equipment, Instruments & Components 2.8%
Flex Ltd.* 101,000 2,978,490
Trimble, Inc.* 45,100 2,521,992
Zebra Technologies Corp.,
Class A* 11,700 3,614,481
9,114,963
Common Stocks
Shares Value ($)
Energy Equipment & Services 1.8%
Baker Hughes Co., Class A 167,700 5,898,009
Financial Services 1.2%
Global Payments, Inc. 38,800 3,751,960
Ground Transportation 3.9%
JB Hunt Transport Services,
Inc. 28,500 4,560,000
Knight-Swift Transportation
Holdings, Inc., Class A 89,000 4,442,880
Landstar System, Inc. 20,800 3,837,184
12,840,064
Health Care Equipment & Supplies 4.0%
Cooper Cos., Inc. (The) 39,800 3,474,540
Hologic, Inc.* 68,900 5,115,825
Zimmer Biomet Holdings, Inc. 41,300 4,482,289
13,072,654
Health Care Providers & Services 2.0%
Quest Diagnostics, Inc. 47,200 6,460,736
Health Care REITs 1.6%
Alexandria Real Estate
Equities, Inc.(a) 45,100 5,275,347
Hotels, Restaurants & Leisure 3.5%
Darden Restaurants, Inc.(a) 36,400 5,508,048
Hilton Worldwide Holdings,
Inc. 11,800 2,574,760
Yum! Brands, Inc.(a) 24,975 3,308,189
11,390,997
Insurance 9.3%
American Financial Group,
Inc.(a) 43,550 5,357,521
Fidelity National Financial, Inc.
(a) 89,600 4,428,032
Hartford Financial Services
Group, Inc. (The) 59,200 5,951,968
Old Republic International
Corp.(a) 143,000 4,418,700
W R Berkley Corp.(a) 46,400 3,646,112
Willis Towers Watson plc 25,000 6,553,500
30,355,833
IT Services 1.0%
Akamai Technologies, Inc.* 36,200 3,260,896
Life Sciences Tools & Services 2.3%
Agilent Technologies, Inc. 26,500 3,435,195
ICON plc*(a) 12,400 3,887,028
7,322,223
Machinery 5.0%
AGCO Corp.(a) 41,500 4,062,020
Lincoln Electric Holdings, Inc. 7,100 1,339,344
Middleby Corp. (The)* 35,400 4,340,394
Toro Co. (The)(a) 42,600 3,983,526
Xylem, Inc. 17,800 2,414,214
16,139,498
Metals & Mining 1.4%
Franco-Nevada Corp. 39,000 4,622,280
Oil, Gas & Consumable Fuels 4.1%
Chord Energy Corp. 18,700 3,135,616
Coterra Energy, Inc. 202,000 5,387,340

NVIT Victory Mid Cap Value Fund - June 30, 2024 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Devon Energy Corp.(a) 102,500 4,858,500
13,381,456
Professional Services 6.9%
FTI Consulting, Inc.*(a) 26,200 5,646,886
Genpact Ltd. 114,200 3,676,098
Leidos Holdings, Inc. 34,000 4,959,920
ManpowerGroup, Inc. 45,200 3,154,960
Maximus, Inc.(a) 20,400 1,748,280
TransUnion 43,500 3,225,960
22,412,104
Residential REITs 2.7%
Camden Property Trust 50,900 5,553,699
Equity LifeStyle Properties,
Inc. 51,400 3,347,682
8,901,381
Retail REITs 2.1%
NNN REIT, Inc. 160,900 6,854,340
Semiconductors & Semiconductor Equipment 2.8%
MKS Instruments, Inc.(a) 39,700 5,184,026
Skyworks Solutions, Inc. 37,800 4,028,724
9,212,750
Specialized REITs 1.8%
Lamar Advertising Co., Class
A(a) 49,700 5,940,641
Specialty Retail 1.5%
GCI Liberty, Inc.*^∞ 32,251 0
Ross Stores, Inc. 34,075 4,951,779
4,951,779
Textiles, Apparel & Luxury Goods 0.8%
Ralph Lauren Corp., Class
A(a) 15,700 2,748,442
Total Common Stocks
(cost $298,402,785) 315,004,076
Repurchase Agreements 11.8%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,387,671,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$10,590,676.(b)(c) 10,383, 016 10,383,016
Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,004,425,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 2.25%, maturing
3/31/2026 - 7/31/2028;
total market value
$10,200,003.(b)(c) 10,000,000 10,000,000
MetLife, Inc.,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $8,003,554,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $8,164,474.(b)(c) 8,000,000 8,000,000
Pershing LLC,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,004,442,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $10,200,000.(b)(c) 10,000, 000 10,000,000
Total Repurchase Agreements
(cost $38,383,016) 38,383,016
Total Investments
(cost $336,785,801) — 108.4% 353,387,092
Liabilities in excess of other assets — (8.4)% (27,443,124)
NET ASSETS — 100.0%
$ 325,943,968

48 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Victory Mid Cap Value Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June 30,
2024 was $47,016,076, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $38,383,016 and by $9,652,952 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
10/15/2024 – 2/15/2054, a total value of $48,035,968.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $38,383,016.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

50 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
Assets:
Investment securities, at value
*
$ 446,580,015
Repurchase agreements, at value 37,584,868
Cash 4,937,428
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 114,118
Security lending income receivable 10,852
Receivable for investments sold 10,246,310
Receivable for capital shares issued 35,334
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) 10,317
Prepaid expenses 1,989
Total Assets 499,521,231
Liabilities:
Payable for investments purchased 6,133,838
Payable for capital shares redeemed 68,008
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 37,584,868
Accrued expenses and other payables:
Investment advisory fees 266,822
Fund administration fees 19,216
Distribution fees 23,384
Administrative servicing fees 28,274
Accounting and transfer agent fees 510
Trustee fees 13
Custodian fees 5,328
Compliance program costs (Note 3) 461
Professional fees 17,250
Printing fees 52,557
Other 6,594
Total Liabilities 44,207,123
Net Assets $ 455,314,108
* Includes value of securities on loan (Note 2) 123,606,846
Cost of investment securities 341,722,977
Cost of repurchase agreements 37,584,868
Cost of foreign currencies —
Represented by:
Capital $ 385,190,432
Total distributable earnings (loss) 70,123,676
Net Assets $ 455,314,108

Equity Funds (II) - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 51
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT Calvert Equity
Fund
NVIT Invesco Small
Cap Growth Fund
NVIT Jacobs Levy
Large Cap Core
Fund
$ 665,248,054 $ 509,238,344 $ 99,889,004 $ 142,304,607 $ 243,201,902
13,196,781 14,934,696 — 15,989,766 —
10,272,074 20,932,507 3,630,610 2,566,759 1,323,810
283,782 — — — —
— 144,143 — — —
575,598 869,972 65,634 50,501 176,364
11,363 5,064 500 4,775 868
— 761,678 81,357 818,971 267,982
8,021 9,458 7,084 554,323 21,950
— 279,502 — — —
— 16,898 — 929 —
3,129 2,584 493 697 1,129
689,598,802 547,194,846 103,674,682 162,291,328 244,994,005
— 152,324 — 358,598 196,672
102,691 98,023 23,234 10,907 116,098
29,400 — — — —
13,196,781 14,934,696 — 15,989,766 —
323,659 275,235 51,033 97,538 108,747
24,367 20,726 10,584 12,937 13,694
21,765 94,136 7,102 13,258 10,274
89,971 67,678 8,144 20,109 24,013
721 — — 174 244
79 87 4 68 77
6,559 4,909 1,073 64 2,311
675 539 104 143 239
18,461 19,402 17,875 15,750 18,158
42,971 28,467 42,022 21,608 19,062
6,593 3,725 284 1,874 2,282
13,864,693 15,699,947 161,459 16,542,794 511,871
$ 675,734,109 $ 531,494,899 $ 103,513,223 $ 145,748,534 $ 244,482,134
40,259,123 27,155,689 4,264,350 40,745,794 13,208,469
453,819,034 433,145,062 77,714,435 106,335,476 187,923,289
13,196,781 14,934,696 — 15,989,766 —
— 144,159 — — —
$ 416,331,205 $ 412,756,052 $ 65,366,089 $ 106,990,268 $ 91,813,782
259,402,904 118,738,847 38,147,134 38,758,266 152,668,352
$ 675,734,109 $ 531,494,899 $ 103,513,223 $ 145,748,534 $ 244,482,134

52 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
Net Assets:
Class I Shares $ 340,831,553
Class II Shares 114,482,555
Class IV Shares —
Total $ 455,314,108
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 50,032,259
Class II Shares 19,477,821
Class IV Shares —
Total 69,510,080
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 6 .81
Class II Shares $ 5 .88
Class IV Shares $ —

Equity Funds (II) - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 53
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT Calvert Equity
Fund
NVIT Invesco Small
Cap Growth Fund
NVIT Jacobs Levy
Large Cap Core
Fund
$ 420,495,759 $ 54,458,132 $ 7,645,119 $ 80,821,290 $ 194,350,472
106,219,759 457,807,457 95,868,104 64,927,244 50,131,662
149,018,591 19,229,310 — — —
$ 675,734,109 $ 531,494,899 $ 103,513,223 $ 145,748,534 $ 244,482,134
18,291,295 2,610,112 601,351 5,304,776 13,772,301
4,658,757 22,255,981 7,554,626 5,104,845 3,633,911
6,489,518 921,078 — — —
29,439,570 25,787,171 8,155,977 10,409,621 17,406,212
$ 22 .99 $ 20 .86 $ 12 .71 $ 15 .24 $ 14 .11
$ 22 .80 $ 20 .57 $ 12 .69 $ 12 .72 $ 13 .80
$ 22 .96 $ 20 .88 $ — $ — $ —

54 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy
Large Cap Growth
Fund
Assets:
Investment securities, at value
*
$ 389,651,210
Repurchase agreements, at value 19,781,985
Cash 10,947,433
Foreign currencies, at value —
Interest and dividends receivable 130,495
Security lending income receivable 2,345
Receivable for investments sold 375,886
Receivable for capital shares issued 2,158,783
Reclaims receivable —
Swap contracts, at value (Note 2) 968,451
Receivable for variation margin on centrally cleared swap contracts 100,546
Receivable for reimbursement from investment adviser (Note 3) 3,725
Prepaid expenses 1,817
Total Assets 424,122,676
Liabilities:
Payable for investments purchased 646,302
Payable for capital shares redeemed 46,275
Swap contracts, at value (Note 2) 2,148,127
Payable upon return of securities loaned (Note 2) 19,781,985
Accrued expenses and other payables:
Investment advisory fees 129,241
Fund administration fees 16,015
Distribution fees 54,252
Administrative servicing fees 79,135
Accounting and transfer agent fees 237
Trustee fees 29
Due to broker 4,837
Custodian fees 2,308
Compliance program costs (Note 3) 366
Professional fees 17,959
Printing fees 27,270
Other 18,822
Total Liabilities 22,973,160
Net Assets $ 401,149,516
* Includes value of securities on loan (Note 2) 31,745,750
Cost of investment securities 290,832,195
Cost of repurchase agreements 19,781,985
Cost of foreign currencies —
Represented by:
Capital $ 231,784,159
Total distributable earnings (loss) 169,365,357
Net Assets $ 401,149,516

Equity Funds (II) - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 55
NVIT Multi-Manager
Small Cap Value
Fund
NVIT Multi-Manager
Small Company
Fund
NVIT Real Estate
Fund
NVIT Victory Mid
Cap Value Fund
$ 199,809,232 $ 341,443,181 $ 203,665,844 $ 315,004,076
21,077,244 39,682,222 — 38,383,016
5,219,545 3,604,125 2,192,139 11,352,939
— — — 9
115,470 227,018 750,291 459,276
4,567 9,398 — 3,252
2,103,396 1,236,232 949,116 70,795
139,547 79,414 17,294 31,967
— — — 5,331
— — — —
— — — —
7,533 — — 9,272
940 1,661 916 1,491
228,477,474 386,283,251 207,575,600 365,321,424
2,142,728 1,036,436 31,875 608,856
10,543 190,084 38,080 37,064
— — — —
21,077,244 39,682,222 — 38,383,016
145,748 230,537 101,532 191,809
13,884 18,390 13,181 19,503
9,841 14,021 14,672 62,513
32,345 48,398 26,558 10,978
277 426 266 —
9 35 8 7
— — — —
2,204 4,495 2,190 3,637
211 352 207 338
16,249 17,248 15,890 16,850
31,924 66,018 28,252 38,530
2,832 3,745 2,717 4,355
23,486,039 41,312,407 275,428 39,377,456
$ 204,991,435 $ 344,970,844 $ 207,300,172 $ 325,943,968
45,111,714 85,796,766 — 47,016,076
174,411,432 283,759,211 160,216,817 298,402,785
21,077,244 39,682,222 — 38,383,016
— — — 9
$ 173,083,678 $ 274,850,348 $ 169,752,663 $ 282,658,605
31,907,757 70,120,496 37,547,509 43,285,363
$ 204,991,435 $ 344,970,844 $ 207,300,172 $ 325,943,968

56 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy
Large Cap Growth
Fund
Net Assets:
Class I Shares $ 133,626,990
Class II Shares 267,522,526
Class IV Shares —
Total $ 401,149,516
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 13,450,434
Class II Shares 28,391,139
Class IV Shares —
Total 41,841,573
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9 .93
Class II Shares $ 9 .42
Class IV Shares $ —

Equity Funds (II) - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 57
NVIT Multi-Manager
Small Cap Value
Fund
NVIT Multi-Manager
Small Company
Fund
NVIT Real Estate
Fund
NVIT Victory Mid
Cap Value Fund
$ 135,691,933 $ 252,801,413 $ 134,968,089 $ 22,748,945
48,286,689 68,791,648 72,332,083 303,195,023
21,012,813 23,377,783 — —
$ 204,991,435 $ 344,970,844 $ 207,300,172 $ 325,943,968
14,412,945 13,426,446 18,182,921 2,873,388
5,480,806 4,148,676 9,901,389 37,938,392
2,232,581 1,243,915 — —
22,126,332 18,819,037 28,084,310 40,811,780
$ 9 .41 $ 18 .83 $ 7 .42 $ 7 .92
$ 8 .81 $ 16 .58 $ 7 .31 $ 7 .99
$ 9 .41 $ 18 .79 $ — $ —

58 - Statements of Operations - For the Six Months Ended June 30, 2024 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
INVESTMENT INCOME:
Dividend income $ 650,182
Interest income 260,815
Income from securities lending (Note 2) 53,132
Foreign tax withholding (6,237)
Total Income 957,892
EXPENSES:
Investment advisory fees 1,700,340
Fund administration fees 82,121
Distribution fees Class II Shares 145,134
Administrative servicing fees Class I Shares 118,422
Administrative servicing fees Class II Shares 40,638
Administrative servicing fees Class IV Shares —
Professional fees 21,514
Printing fees 13,076
Trustee fees 7,953
Custodian fees 6,432
Accounting and transfer agent fees 1,562
Compliance program costs (Note 3) 967
Other 5,767
Total expenses before fees waived and expenses reimbursed 2,143,926
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (65,892)
Expenses reimbursed by adviser (Note 3) (66,147)
Net Expenses 2,011,887
NET INVESTMENT INCOME/(LOSS) (1,053,995)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 32,629,860
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) 32,629,860
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 6,262,918
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 6,262,918
Net realized/unrealized gains (losses) 38,892,778
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 37,838,783

Equity Funds (II) - For the Six Months Ended June 30, 2024 (Unaudited) - Statements of Operations - 59
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT Calvert Equity
Fund
NVIT Invesco Small
Cap Growth Fund
NVIT Jacobs Levy
Large Cap Core
Fund
$ 5,859,171 $ 7,393,809 $ 474,799 $ 280,180 $ 1,563,682
303,250 544,744 60,010 74,651 36,228
27,064 25,744 4,608 23,088 2,138
— (142,361) — — —
6,189,485 7,821,936 539,417 377,919 1,602,048
1,961,180 1,676,213 337,268 598,525 714,541
110,151 92,363 38,038 45,228 54,910
132,543 570,643 120,059 81,514 62,076
313,463 42,865 1,932 58,000 141,391
79,526 342,389 24,011 48,909 —
110,223 14,261 — — —
25,943 25,336 13,222 16,294 15,307
16,927 8,045 6,329 5,419 9,923
11,709 9,330 1,820 2,625 4,227
10,613 8,224 1,848 3,348 3,832
2,228 4,086 2,890 639 835
1,412 1,123 219 299 499
8,171 6,009 1,213 1,117 2,669
2,784,089 2,800,887 548,849 861,917 1,010,210
— — (76,838) — —
— — (25,944) (3,969) (65,498)
— (98,364) — (3,027) —
2,784,089 2,702,523 446,067 854,921 944,712
3,405,396 5,119,413 93,350 (477,002) 657,336
17,416,462 20,399,419 2,156,604 10,457,502 15,016,903
1,231,612 — — — —
— (1,000) — — —
18,648,074 20,398,419 2,156,604 10,457,502 15,016,903
32,438,000 10,265,832 3,332,416 5,044,095 11,598,421
(322,076) — — — —
— (13,566) — — —
32,115,924 10,252,266 3,332,416 5,044,095 11,598,421
50,763,998 30,650,685 5,489,020 15,501,597 26,615,324
$ 54,169,394 $ 35,770,098 $ 5,582,370 $ 15,024,595 $ 27,272,660

60 - Statements of Operations - For the Six Months Ended June 30, 2024 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy
Large Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 1,180,324
Interest income 247,192
Income from securities lending (Note 2) 13,810
Foreign tax withholding (2,243)
Other income —
Total Income 1,439,083
EXPENSES:
Investment advisory fees 747,647
Fund administration fees 71,269
Distribution fees Class II Shares 315,485
Administrative servicing fees Class I Shares 151,821
Administrative servicing fees Class II Shares 315,485
Administrative servicing fees Class IV Shares —
Professional fees 21,796
Printing fees 7,738
Trustee fees 6,579
Custodian fees 4,853
Accounting and transfer agent fees 1,184
Compliance program costs (Note 3) 767
Other 1,204
Total expenses before fees waived and expenses reimbursed 1,645,828
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (20,861)
Net Expenses 1,624,967
NET INVESTMENT INCOME/(LOSS) (185,884)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 19,053,459
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) —
Expiration or closing of swap contracts (Note 2) 21,134,935
Net realized gains (losses) 40,188,394
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 19,514,994
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Swap contracts (Note 2) (1,690,636)
Net change in unrealized appreciation/depreciation 17,824,358
Net realized/unrealized gains (losses) 58,012,752
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 57,826,868

Equity Funds (II) - For the Six Months Ended June 30, 2024 (Unaudited) - Statements of Operations - 61
NVIT Multi-Manager
Small Cap Value
Fund
NVIT Multi-Manager
Small Company
Fund
NVIT Real Estate
Fund
NVIT Victory Mid
Cap Value Fund
$ 1,255,661 $ 2,095,737 $ 3,626,631 $ 3,291,547
93,112 90,563 44,223 225,778
25,720 46,328 — 14,677
(5,034) (9,963) (3,532) (4,196)
— — 26,388 —
1,369,459 2,222,665 3,693,710 3,527,806
901,982 1,478,898 720,000 1,244,218
53,691 70,361 51,068 72,098
61,163 86,860 91,546 385,561
103,016 189,971 99,359 19,924
36,698 52,117 54,928 15,421
15,835 17,289 — —
17,701 20,259 17,075 19,841
9,109 — 7,860 14,065
3,638 6,119 3,592 5,735
3,470 8,383 3,499 5,501
894 1,334 801 3,633
441 734 440 706
1,843 4,191 2,688 2,518
1,209,481 1,936,516 1,052,856 1,789,221
— (44,029) (97,463) (56,908)
(48,924) — — (56,784)
1,160,557 1,892,487 955,393 1,675,529
208,902 330,178 2,738,317 1,852,277
5,226,678 2,438,986 1,368,723 27,226,529
— — — 86,782
— — — 268
— — — —
5,226,678 2,438,986 1,368,723 27,313,579
(5,699,307) 8,345,492 (2,835,078) (18,195,852)
— — — 70,460
— — — (965)
— — — —
(5,699,307) 8,345,492 (2,835,078) (18,126,357)
(472,629) 10,784,478 (1,466,355) 9,187,222
$ (263,727) $ 11,114,656 $ 1,271,962 $ 11,039,499

The accompanying notes are an integral part of these financial statements.
62 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Equity Funds (II)
NVIT Allspring Discovery Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income/(loss) $ (1,053,995) $ (1,726,840)
Net realized gains (losses) 32,629,860 (25,446,600)
Net change in unrealized appreciation/depreciation 6,262,918 107,258,173
Change in net assets resulting from operations 37,838,783 80,084,733
Distributions to Shareholders From:
Distributable earnings:
Class I — —
Class II — —
Class IV — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions (26,311,517) (42,234,192)
Change in net assets 11,527,266 37,850,541
Net Assets:
Beginning of period 443,786,842 405,936,301
End of period $ 455,314,108 $ 443,786,842
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,040,603 $ 2,824,073
Dividends reinvested — —
Cost of shares redeemed (18,438,400) (31,390,001)
Total Class I Shares (17,397,797) (28,565,928)
Class II Shares
Proceeds from shares issued 2,596,793 15,034,533
Dividends reinvested — —
Cost of shares redeemed (11,510,513) (28,702,797)
Total Class II Shares (8,913,720) (13,668,264)
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Change in net assets from capital transactions $ (26,311,517) $ (42,234,192)

Equity Funds (II) - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 63
NVIT AQR Large Cap Defensive Style Fund NVIT BlackRock Equity Dividend Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 3,405,396 $ 8,706,973 $ 5,119,413 $ 9,277,628
18,648,074 24,979,420 20,398,419 21,233,519
32,115,924 18,057,236 10,252,266 26,971,598
54,169,394 51,743,629 35,770,098 57,482,745
— (45,402,667) — (5,621,163)
— (11,475,799) — (42,974,792)
— (15,574,081) — (1,784,930)
— (72,452,547) — (50,380,885)
(36,096,077) 16,408,200 (35,402,995) 16,440,976
18,073,317 (4,300,718) 367,103 23,542,836
657,660,792 661,961,510 531,127,796 507,584,960
$ 675,734,109 $ 657,660,792 $ 531,494,899 $ 531,127,796
$ 2,059,123 $ 5,329,920 $ 2,066,722 $ 4,893,036
— 45,402,667 — 5,621,163
(25,612,872) (44,664,432) (9,339,624) (8,113,224)
(23,553,749) 6,068,155 (7,272,902) 2,400,975
3,575,241 4,381,336 5,990,035 18,045,985
— 11,475,799 — 42,974,792
(10,244,618) (13,628,509) (33,382,125) (47,712,848)
(6,669,377) 2,228,626 (27,392,090) 13,307,929
369,261 1,728,287 129,525 449,957
— 15,574,081 — 1,784,930
(6,242,212) (9,190,949) (867,528) (1,502,815)
(5,872,951) 8,111,419 (738,003) 732,072
$ (36,096,077) $ 16,408,200 $ (35,402,995) $ 16,440,976

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Equity Funds (II)
NVIT Allspring Discovery Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 157,356 489,926
Reinvested — —
Redeemed (2,775,820) (5,436,880)
Total Class I Shares (2,618,464) (4,946,954)
Class II Shares
Issued 473,380 3,091,576
Reinvested — —
Redeemed (1,993,204) (5,713,362)
Total Class II Shares (1,519,824) (2,621,786)
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Total change in shares (4,138,288) (7,568,740)

Equity Funds (II) - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 65
NVIT AQR Large Cap Defensive Style Fund NVIT BlackRock Equity Dividend Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
92,055 242,217 101,579 248,743
— 2,197,627 — 302,377
(1,147,665) (2,046,187) (455,805) (418,672)
(1,055,610) 393,657 (354,226) 132,448
161,973 199,229 295,461 942,680
— 560,423 — 2,344,714
(461,350) (631,584) (1,665,878) (2,452,157)
(299,377) 128,068 (1,370,417) 835,237
16,695 78,554 6,402 23,047
— 754,587 — 95,962
(279,684) (419,904) (42,689) (76,974)
(262,989) 413,237 (36,287) 42,035
(1,617,976) 934,962 (1,760,930) 1,009,720

The accompanying notes are an integral part of these financial statements.
66 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Equity Funds (II)
NVIT Calvert Equity Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income/(loss) $ 93,350 $ 343,056
Net realized gains 2,156,604 13,930,203
Net change in unrealized appreciation/depreciation 3,332,416 4,645,025
Change in net assets resulting from operations 5,582,370 18,918,284
Distributions to Shareholders From:
Distributable earnings:
Class I — (867,201)
Class II — (10,981,987)
Change in net assets from shareholder distributions — (11,849,188)
Change in net assets from capital transactions (7,470,251) 2,217,994
Change in net assets (1,887,881) 9,287,090
Net Assets:
Beginning of period 105,401,104 96,114,014
End of period $ 103,513,223 $ 105,401,104
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 225,890 $ 1,892,921
Dividends reinvested — 867,201
Cost of shares redeemed (801,108) (2,025,698)
Total Class I Shares (575,218) 734,424
Class II Shares
Proceeds from shares issued 232,141 2,383,856
Dividends reinvested — 10,981,987
Cost of shares redeemed (7,127,174) (11,882,273)
Total Class II Shares (6,895,033) 1,483,570
Change in net assets from capital transactions $ (7,470,251) $ 2,217,994
SHARE TRANSACTIONS:
Class I Shares
Issued 18,183 158,400
Reinvested — 77,394
Redeemed (64,430) (169,667)
Total Class I Shares (46,247) 66,127
Class II Shares
Issued 18,729 208,863
Reinvested — 981,241
Redeemed (578,558) (1,004,192)
Total Class II Shares (559,829) 185,912
Total change in shares (606,076) 252,039

Equity Funds (II) - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 67
NVIT Invesco Small Cap Growth Fund NVIT Jacobs Levy Large Cap Core Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ (477,002) $ (657,688) $ 657,336 $ 1,036,529
10,457,502 5,975,968 15,016,903 81,781,913
5,044,095 14,834,375 11,598,421 (37,071,037)
15,024,595 20,152,655 27,272,660 45,747,405
— — — (13,324,860)
— — — (3,586,192)
— — — (16,911,052)
(5,132,134) 1,289,285 (14,114,268) (6,065,246)
9,892,461 21,441,940 13,158,392 22,771,107
135,856,073 114,414,133 231,323,742 208,552,635
$ 145,748,534 $ 135,856,073 $ 244,482,134 $ 231,323,742
$ 5,115,207 $ 9,995,677 $ 511,694 $ 1,058,932
— — — 13,324,860
(7,201,771) (11,040,750) (10,398,105) (17,294,117)
(2,086,564) (1,045,073) (9,886,411) (2,910,325)
13,405,306 22,990,285 1,491,179 1,854,683
— — — 3,586,192
(16,450,876) (20,655,927) (5,719,036) (8,595,796)
(3,045,570) 2,334,358 (4,227,857) (3,154,921)
$ (5,132,134) $ 1,289,285 $ (14,114,268) $ (6,065,246)
349,368 788,241 38,604 91,221
— — — 1,144,379
(493,791) (874,319) (776,609) (1,471,188)
(144,423) (86,078) (738,005) (235,588)
1,107,647 2,224,609 114,615 161,327
— — — 315,225
(1,327,464) (1,980,560) (434,596) (733,588)
(219,817) 244,049 (319,981) (257,036)
(364,240) 157,971 (1,057,986) (492,624)

The accompanying notes are an integral part of these financial statements.
68 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Equity Funds (II)
NVIT Jacobs Levy Large Cap Growth Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income/(loss) $ (185,884) $ (476,607)
Net realized gains 40,188,394 32,853,905
Net change in unrealized appreciation/depreciation 17,824,358 50,574,048
Change in net assets resulting from operations 57,826,868 82,951,346
Distributions to Shareholders From:
Distributable earnings:
Class I — (9,765,131)
Class II — (20,095,670)
Class IV — —
Change in net assets from shareholder distributions — (29,860,801)
Change in net assets from capital transactions 2,536,609 59,445,807
Change in net assets 60,363,477 112,536,352
Net Assets:
Beginning of period 340,786,039 228,249,687
End of period $ 401,149,516 $ 340,786,039
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 16,195,026 $ 16,576,581
Dividends reinvested — 9,765,131
Cost of shares redeemed (9,791,848) (15,247,086)
Total Class I Shares 6,403,178 11,094,626
Class II Shares
Proceeds from shares issued 30,216,929 71,238,932
Dividends reinvested — 20,095,670
Cost of shares redeemed (34,083,498) (42,983,421)
Total Class II Shares (3,866,569) 48,351,181
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Change in net assets from capital transactions $ 2,536,609 $ 59,445,807

Equity Funds (II) - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 69
NVIT Multi-Manager Small Cap Value Fund NVIT Multi-Manager Small Company Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 208,902 $ 664,494 $ 330,178 $ 1,414,921
5,226,678 1,672,216 2,438,986 10,702,722
(5,699,307) 30,586,252 8,345,492 32,732,644
(263,727) 32,922,962 11,114,656 44,850,287
— (6,970,539) — (2,662,953)
— (2,581,019) — (685,341)
— (1,075,213) — (237,351)
— (10,626,771) — (3,585,645)
(11,670,920) (6,595,496) (20,526,937) (38,808,871)
(11,934,647) 15,700,695 (9,412,281) 2,455,771
216,926,082 201,225,387 354,383,125 351,927,354
$ 204,991,435 $ 216,926,082 $ 344,970,844 $ 354,383,125
$ 2,825,124 $ 4,999,108 $ 5,695,202 $ 9,366,395
— 6,970,539 — 2,662,953
(9,934,864) (15,537,094) (19,554,282) (45,111,427)
(7,109,740) (3,567,447) (13,859,080) (33,082,079)
1,904,247 5,273,990 7,497,781 11,371,981
— 2,581,019 — 685,341
(5,663,184) (10,591,770) (13,528,314) (16,679,246)
(3,758,937) (2,736,761) (6,030,533) (4,621,924)
217,360 299,033 554,241 1,160,059
— 1,075,213 — 237,351
(1,019,603) (1,665,534) (1,191,565) (2,502,278)
(802,243) (291,288) (637,324) (1,104,868)
$ (11,670,920) $ (6,595,496) $ (20,526,937) $ (38,808,871)

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Equity Funds (II)
NVIT Jacobs Levy Large Cap Growth Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 1,754,335 2,070,924
Reinvested — 1,250,337
Redeemed (1,053,659) (1,934,248)
Total Class I Shares 700,676 1,387,013
Class II Shares
Issued 3,459,877 9,430,908
Reinvested — 2,708,311
Redeemed (3,868,399) (5,667,727)
Total Class II Shares (408,522) 6,471,492
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Total change in shares 292,154 7,858,505

Equity Funds (II) - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 71
NVIT Multi-Manager Small Cap Value Fund NVIT Multi-Manager Small Company Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
300,635 564,862 303,837 564,805
— 822,925 — 158,861
(1,064,879) (1,758,373) (1,057,062) (2,730,437)
(764,244) (370,586) (753,225) (2,006,771)
215,655 632,394 461,055 793,802
— 325,937 — 46,479
(645,123) (1,290,019) (847,127) (1,114,264)
(429,468) (331,688) (386,072) (273,983)
23,117 33,895 29,644 68,699
— 126,948 — 14,187
(109,460) (190,105) (64,956) (153,120)
(86,343) (29,262) (35,312) (70,234)
(1,280,055) (731,536) (1,174,609) (2,350,988)

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Equity Funds (II)
NVIT Real Estate Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 2,738,317 $ 4,336,642
Net realized gains (losses) 1,368,723 (8,020,334)
Net change in unrealized appreciation/depreciation (2,835,078) 28,969,872
Change in net assets resulting from operations 1,271,962 25,286,180
Distributions to Shareholders From:
Distributable earnings:
Class I — (6,067,833)
Class II — (3,237,978)
Change in net assets from shareholder distributions — (9,305,811)
Change in net assets from capital transactions (10,097,800) (12,452,932)
Change in net assets (8,825,838) 3,527,437
Net Assets:
Beginning of period 216,126,010 212,598,573
End of period $ 207,300,172 $ 216,126,010
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,004,364 $ 6,073,562
Dividends reinvested — 6,067,833
Cost of shares redeemed (7,901,833) (19,577,551)
Total Class I Shares (4,897,469) (7,436,156)
Class II Shares
Proceeds from shares issued 2,074,510 5,429,978
Dividends reinvested — 3,237,978
Cost of shares redeemed (7,274,841) (13,684,732)
Total Class II Shares (5,200,331) (5,016,776)
Change in net assets from capital transactions $ (10,097,800) $ (12,452,932)
SHARE TRANSACTIONS:
Class I Shares
Issued 419,046 868,235
Reinvested — 872,923
Redeemed (1,090,594) (2,817,623)
Total Class I Shares (671,548) (1,076,465)
Class II Shares
Issued 291,506 803,086
Reinvested — 473,137
Redeemed (1,017,794) (1,977,264)
Total Class II Shares (726,288) (701,041)
Total change in shares (1,397,836) (1,777,506)

Equity Funds (II) - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 73
NVIT Victory Mid Cap Value Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 1,852,277 $ 4,188,250
27,313,579 5,913,897
(18,126,357) 17,831,192
11,039,499 27,933,339
— (3,908,538)
— (49,923,138)
— (53,831,676)
(22,147,860) 12,778,140
(11,108,361) (13,120,197)
337,052,329 350,172,526
$ 325,943,968 $ 337,052,329
$ 1,818,848 $ 6,612,102
— 3,908,538
(4,156,733) (8,991,972)
(2,337,885) 1,528,668
665,924 4,380,151
— 49,923,138
(20,475,899) (43,053,817)
(19,809,975) 11,249,472
$ (22,147,860) $ 12,778,140
229,660 805,417
— 537,726
(531,933) (1,081,566)
(302,273) 261,577
83,717 532,010
— 6,803,350
(2,583,535) (5,218,085)
(2,499,818) 2,117,275
(2,802,091) 2,378,852

74 - Financial Highlights - June 30, 2024 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring Discovery Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 6.27 $ (0.01) $ 0.55 $ 0.54 $ — $ — $ — $ 6.81 8.61% $ 340,832 0.82% (0.40)% 0.88% 31.58%
12/31/2023 5.20 (0.02) 1.09 1.07 — — — 6.27 20.58% 330,070 0.82% (0.34)% 0.87% 53.01%
12/31/2022 11.56 (0.04) (4.12) (4.16) — (2.20) (2.20) 5.20 (37.61)% 299,552 0.82% (0.59)% 0.89% 52.92%
12/31/2021 13.85 (0.09) (0.35) (0.44) (0.02) (1.83) (1.85) 11.56 (4.70)% 524,188 0.82% (0.71)% 0.88% 56.85%
12/31/2020 9.91 (0.06) 5.62 5.56 — (1.62) (1.62) 13.85 60.90% 600,572 0.82% (0.57)% 0.89% 86.95%
12/31/2019 9.55 (0.04) 3.49 3.45 — (3.09) (3.09) 9.91 37.25% 415,069 0.85% (0.37)% 0.88% 60.07%
Class II Shares
6/30/2024 (Unaudited) 5.42 (0.02) 0.48 0.46 — — — 5.88 8.49% 114,483 1.07% (0.65)% 1.13% 31.58%
12/31/2023 4.50 (0.03) 0.95 0.92 — — — 5.42 20.44% 113,717 1.07% (0.59)% 1.12% 53.01%
12/31/2022 10.47 (0.05) (3.72) (3.77) — (2.20) (2.20) 4.50 (37.82)% 106,384 1.07% (0.84)% 1.15% 52.92%
12/31/2021 12.72 (0.12) (0.30) (0.42) — (1.83) (1.83) 10.47 (4.93)% 168,596 1.07% (0.96)% 1.13% 56.85%
12/31/2020 9.23 (0.08) 5.19 5.11 — (1.62) (1.62) 12.72 60.50% 185,865 1.07% (0.82)% 1.14% 86.95%
12/31/2019 9.08 (0.06) 3.30 3.24 — (3.09) (3.09) 9.23 36.84% 146,505 1.10% (0.62)% 1.13% 60.07%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - June 30, 2024 (Unaudited) - Financial Highlights - 75
The accompanying notes are an integral part of these financial statements.
NVIT AQR Large Cap Defensive Style Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2024 (Unaudited) $ 21.20 $ 0.15 $ 1.64 $ 1.79 $ — $ — $ — $ 22.99 8.44% $ 420,496 0.53% 1.31% 0.53% 9.34%
12/31/2023 22.00 0.30 1.42 1.72 (0.28) (2.24) (2.52) 21.20 8.27% 410,239 0.79% 1.37% 0.79% 20.34%
12/31/2022 27.22 0.28 (2.63) (2.35) (0.27) (2.60) (2.87) 22.00 (8.44)% 416,998 0.79% 1.16% 0.79% 25.96%
12/31/2021 23.53 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.22 21.88% 502,466 0.80% 0.79% 0.80% 17.86%
12/31/2020 23.17 0.24 2.06 2.30 (0.25) (1.69) (1.94) 23.53 10.35% 462,718 0.80% 1.06% 0.80% 27.72%
12/31/2019 18.90 0.24 5.25 5.49 (0.26) (0.96) (1.22) 23.17 29.31% 492,852 0.79% 1.12% 0.79% 16.10%
Class II Shares
6/30/2024 (Unaudited) 21.06 0.04 1.70 1.74 — — — 22.80 8.26% 106,220 1.47% 0.38% 1.47% 9.34%
12/31/2023 21.87 0.24 1.42 1.66 (0.23) (2.24) (2.47) 21.06 8.03% 104,400 1.04% 1.12% 1.04% 20.34%
12/31/2022 27.08 0.22 (2.62) (2.40) (0.21) (2.60) (2.81) 21.87 (8.66)% 105,627 1.04% 0.91% 1.04% 25.96%
12/31/2021 23.42 0.14 4.86 5.00 (0.13) (1.21) (1.34) 27.08 21.57% 128,404 1.05% 0.54% 1.05% 17.86%
12/31/2020 23.08 0.18 2.05 2.23 (0.20) (1.69) (1.89) 23.42 10.05% 111,293 1.05% 0.82% 1.05% 27.72%
12/31/2019 18.83 0.19 5.22 5.41 (0.20) (0.96) (1.16) 23.08 29.02% 114,363 1.04% 0.87% 1.04% 16.10%
Class IV Shares
6/30/2024 (Unaudited) 21.18 0.07 1.71 1.78 — — — 22.96 8.40% 149,019 1.22% 0.63% 1.22% 9.34%
12/31/2023 21.98 0.30 1.42 1.72 (0.28) (2.24) (2.52) 21.18 8.29% 143,021 0.79% 1.37% 0.79% 20.34%
12/31/2022 27.20 0.28 (2.63) (2.35) (0.27) (2.60) (2.87) 21.98 (8.45)% 139,336 0.79% 1.17% 0.79% 25.96%
12/31/2021 23.51 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.20 21.90% 160,843 0.80% 0.79% 0.80% 17.86%
12/31/2020 23.16 0.24 2.05 2.29 (0.25) (1.69) (1.94) 23.51 10.32% 141,910 0.80% 1.06% 0.80% 27.72%
12/31/2019 18.89 0.24 5.25 5.49 (0.26) (0.96) (1.22) 23.16 29.34% 138,425 0.79% 1.12% 0.79% 16.10%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

76 - Financial Highlights - June 30, 2024 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Equity Dividend Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 19.49 $ 0.21 $ 1.16 $ 1.37 $ — $ — $ — $ 20.86 7.03% $ 54,458 0.80% 2.11% 0.84% 23.35%
12/31/2023 19.32 0.40 1.78 2.18 (0.35) (1.66) (2.01) 19.49 11.99% 57,789 0.80% 2.05% 0.84% 41.27%
12/31/2022 22.79 0.36 (1.32) (0.96) (0.30) (2.21) (2.51) 19.32 (3.99)% 54,699 0.80% 1.67% 0.84% 52.53%
12/31/2021 19.39 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.79 20.29% 59,202 0.80% 1.46% 0.85% 49.65%
12/31/2020 19.90 0.35 0.25 0.60 (0.31) (0.80) (1.11) 19.39 3.63% 52,262 0.80% 1.96% 0.87% 47.27%
12/31/2019 16.56 0.37 4.07 4.44 (0.34) (0.76) (1.10) 19.90 27.31% 54,306 0.80% 1.98% 0.87% 43.80%
Class II Shares
6/30/2024 (Unaudited) 19.24 0.19 1.14 1.33 — — — 20.57 6.91% 457,807 1.05% 1.89% 1.09% 23.35%
12/31/2023 19.09 0.35 1.77 2.12 (0.31) (1.66) (1.97) 19.24 11.77% 454,664 1.05% 1.80% 1.09% 41.27%
12/31/2022 22.57 0.30 (1.32) (1.02) (0.25) (2.21) (2.46) 19.09 (4.29)% 435,196 1.05% 1.42% 1.09% 52.53%
12/31/2021 19.21 0.26 3.57 3.83 (0.24) (0.23) (0.47) 22.57 20.00% 461,237 1.05% 1.21% 1.10% 49.65%
12/31/2020 19.74 0.30 0.24 0.54 (0.27) (0.80) (1.07) 19.21 3.35% 373,700 1.05% 1.70% 1.12% 47.27%
12/31/2019 16.44 0.32 4.04 4.36 (0.30) (0.76) (1.06) 19.74 27.01% 333,793 1.05% 1.72% 1.12% 43.80%
Class IV Shares
6/30/2024 (Unaudited) 19.51 0.22 1.15 1.37 — — — 20.88 7.02% 19,229 0.80% 2.14% 0.84% 23.35%
12/31/2023 19.33 0.40 1.79 2.19 (0.35) (1.66) (2.01) 19.51 12.04% 18,675 0.80% 2.05% 0.84% 41.27%
12/31/2022 22.80 0.36 (1.32) (0.96) (0.30) (2.21) (2.51) 19.33 (3.99)% 17,690 0.80% 1.67% 0.84% 52.53%
12/31/2021 19.40 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.80 20.28% 20,018 0.80% 1.46% 0.85% 49.65%
12/31/2020 19.91 0.35 0.25 0.60 (0.31) (0.80) (1.11) 19.40 3.63% 18,394 0.80% 1.95% 0.87% 47.27%
12/31/2019 16.57 0.37 4.07 4.44 (0.34) (0.76) (1.10) 19.91 27.29% 18,984 0.80% 1.99% 0.87% 43.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (I) - June 30, 2024 (Unaudited) - Financial Highlights - 77
The accompanying notes are an integral part of these financial statements.
NVIT Calvert Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 12.04 $ 0.02 $ 0.65 $ 0.67 $ — $ — $ — $ 12.71 5.56% $ 7,645 0.78% 0.26% 0.83% 3.98%
12/31/2023 11.31 0.04 2.18 2.22 (0.04) (1.45) (1.49) 12.04 20.59% 7,800 0.85% 0.36% 0.91% 92.57%
12/31/2022 15.84 0.06 (3.64) (3.58) (0.06) (0.89) (0.95) 11.31 (22.92)% 6,576 0.86% 0.49% 0.92% 30.18%
12/31/2021 14.08 0.04 3.65 3.69 (0.05) (1.88) (1.93) 15.84 26.81% 9,380 0.87% 0.28% 0.94% 17.60%
12/31/2020 13.36 0.11 1.59 1.70 (0.10) (0.88) (0.98) 14.08 13.36% 8,556 0.87% 0.83% 0.94% 105.33%
12/31/2019 11.87 0.10 2.86 2.96 (0.10) (1.37) (1.47) 13.36 26.01% 6,853 0.85% 0.73% 0.86% 27.03%
Class II Shares
6/30/2024 (Unaudited) 12.03 0.01 0.65 0.66 — — — 12.69 5.49% 95,868 0.87% 0.17% 1.08% 3.98%
12/31/2023 11.29 0.04 2.18 2.22 (0.03) (1.45) (1.48) 12.03 20.68% 97,601 0.87% 0.34% 1.09% 92.57%
12/31/2022 15.82 0.06 (3.64) (3.58) (0.06) (0.89) (0.95) 11.29 (22.95)% 89,538 0.87% 0.49% 1.09% 30.18%
12/31/2021 14.07 0.04 3.64 3.68 (0.05) (1.88) (1.93) 15.82 26.76% 132,963 0.87% 0.27% 1.10% 17.60%
12/31/2020 13.35 0.10 1.60 1.70 (0.10) (0.88) (0.98) 14.07 13.34% 108,906 0.89% 0.81% 1.12% 105.33%
12/31/2019 11.85 0.09 2.87 2.96 (0.09) (1.37) (1.46) 13.35 26.05% 112,156 0.92% 0.68% 1.09% 27.03%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

78 - Financial Highlights - June 30, 2024 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Invesco Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 13.72 $ (0.04) $ 1.56 $ 1.52 $ — $ — $ — $ 15.24 11.08% $ 80,821 1.08% (0.56)% 1.09% 69.76%
12/31/2023 11.68 (0.05) 2.09 2.04 — — — 13.72 17.47% 74,780 1.09% (0.43)% 1.09% 90.98%
12/31/2022 19.86 (0.07) (5.83) (5.90) — (2.28) (2.28) 11.68 (30.33)%(g) 64,673 1.09% (0.49)% 1.11% 77.32%
12/31/2021 19.65 (0.13) 2.16 2.03 — (1.82) (1.82) 19.86 10.25%(g) 96,458 1.09% (0.64)% 1.12% 61.82%
12/31/2020 15.98 (0.11) 6.03 5.92 — (2.25) (2.25) 19.65 40.89% 96,535 1.09% (0.65)% 1.15% 72.58%
12/31/2019 15.95 (0.09) 5.38 5.29 — (5.26) (5.26) 15.98 35.71% 76,434 1.10% (0.50)% 1.12% 65.88%
Class II Shares
6/30/2024 (Unaudited) 11.47 (0.05) 1.30 1.25 — — — 12.72 10.90% 64,927 1.33% (0.80)% 1.34% 69.76%
12/31/2023 9.79 (0.07) 1.75 1.68 — — — 11.47 17.16% 61,076 1.34% (0.67)% 1.34% 90.98%
12/31/2022 17.19 (0.09) (5.03) (5.12) — (2.28) (2.28) 9.79 (30.51)% 49,741 1.34% (0.73)% 1.36% 77.32%
12/31/2021 17.26 (0.16) 1.91 1.75 — (1.82) (1.82) 17.19 10.05% 66,855 1.34% (0.89)% 1.37% 61.82%
12/31/2020 14.32 (0.13) 5.32 5.19 — (2.25) (2.25) 17.26 40.51% 55,653 1.34% (0.90)% 1.40% 72.58%
12/31/2019 14.76 (0.12) 4.94 4.82 — (5.26) (5.26) 14.32 35.38% 45,612 1.35% (0.75)% 1.37% 65.88%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - June 30, 2024 (Unaudited) - Financial Highlights - 79
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy Large Cap Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 12.59 $ 0.04 $ 1.48 $ 1.52 $ — $ — $ — $ 14.11 12.07% $ 194,350 0.77% 0.57% 0.83% 34.04%
12/31/2023 11.05 0.06 2.44 2.50 (0.06) (0.90) (0.96) 12.59 23.39% 182,646 0.79% 0.50% 0.84% 166.06%
12/31/2022 15.15 0.05 (2.64) (2.59) (0.05) (1.46) (1.51) 11.05 (17.06)% 162,956 0.83% 0.41% 0.83% 10.20%
12/31/2021 12.24 0.04 3.19 3.23 (0.04) (0.28) (0.32) 15.15 26.57% 216,356 0.84% 0.30% 0.84% 12.58%
12/31/2020 11.78 0.04 1.43 1.47 (0.05) (0.96) (1.01) 12.24 13.55% 187,758 0.85% 0.41% 0.85% 22.11%
12/31/2019 10.06 0.07 2.68 2.75 (0.07) (0.96) (1.03) 11.78 28.07% 185,209 0.84% 0.60% 0.84% 22.98%
Class II Shares
6/30/2024 (Unaudited) 12.31 0.03 1.46 1.49 — — — 13.80 12.10% 50,132 0.87% 0.47% 0.93% 34.04%
12/31/2023 10.83 0.05 2.38 2.43 (0.05) (0.90) (0.95) 12.31 23.20% 48,678 0.89% 0.40% 0.94% 166.06%
12/31/2022 14.88 0.04 (2.59) (2.55) (0.04) (1.46) (1.50) 10.83 (17.11)% 45,596 0.93% 0.32% 0.93% 10.20%
12/31/2021 12.03 0.03 3.13 3.16 (0.03) (0.28) (0.31) 14.88 26.42% 57,249 0.94% 0.20% 0.94% 12.58%
12/31/2020 11.60 0.03 1.40 1.43 (0.04) (0.96) (1.00) 12.03 13.40% 48,964 0.95% 0.31% 0.95% 22.11%
12/31/2019 9.91 0.06 2.65 2.71 (0.06) (0.96) (1.02) 11.60 28.09% 47,660 0.94% 0.50% 0.94% 22.98%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

80 - Financial Highlights - June 30, 2024 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 8.50 $ (0.03) $ 1.46 $ 1.43 $ — $ — $ — $ 9.93 16.82% $ 133,627 1.41% (0.64)% 1.42% 48.48%
12/31/2023 6.97 — 2.39 2.39 (0.44) (0.42) (0.86) 8.50 35.36%   108,357 0.81%   (0.01)%   0.87%   106.31%
12/31/2022 10.48 — (1.20) (1.20) (0.50) (1.81) (2.31) 6.97 (12.49)% 79,244 0.81% 0.03% 0.88% 136.52%
12/31/2021 8.94 (0.01) 3.42 3.41 — (1.87) (1.87) 10.48 40.45% 93,990 0.81% (0.11)% 0.90% 107.88%
12/31/2020 12.40 0.01 3.09 3.10 — (6.56) (6.56) 8.94 30.09% 73,693 0.81% 0.07% 0.94% 187.56%
12/31/2019 11.37 0.04 3.26 3.30 (0.49) (1.78) (2.27) 12.40 30.53% 65,304 0.85% 0.33% 0.87% 48.66%
Class II Shares
6/30/2024 (Unaudited) 8.07 0.01 1.34 1.35 — — — 9.42 16.73% 267,523 0.61% 0.16% 0.62% 48.48%
12/31/2023 6.67 (0.02) 2.28 2.26 (0.44) (0.42) (0.86) 8.07 34.99% 232,429 1.06% (0.26)% 1.12% 106.31%
12/31/2022 10.11 (0.02) (1.15) (1.17) (0.46) (1.81) (2.27) 6.67 (12.64)% 149,006 1.06% (0.23)% 1.14% 136.52%
12/31/2021 8.70 (0.03) 3.31 3.28 — (1.87) (1.87) 10.11 40.03%(g) 187,861 1.06% (0.36)% 1.15% 107.88%
12/31/2020 12.24 (0.02) 3.04 3.02 — (6.56) (6.56) 8.70 29.77%(g) 139,637 1.06% (0.18)% 1.19% 187.56%
12/31/2019 11.25 0.01 3.22 3.23 (0.46) (1.78) (2.24) 12.24 30.22% 128,499 1.10% 0.08% 1.12% 48.66%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - June 30, 2024 (Unaudited) - Financial Highlights - 81
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 9.42 $ 0.01 $ (0.02) $ (0.01) $ — $ — $ — $ 9.41 (0.11)% $ 135,692 1.06% 0.26% 1.11% 16.48%
12/31/2023 8.47 0.03 1.40 1.43 (0.04) (0.44) (0.48) 9.42 17.45% 142,939 1.06% 0.39% 1.10% 54.06%
12/31/2022 11.58 0.04 (1.52) (1.48) (0.03) (1.60) (1.63) 8.47 (12.91)% 131,645 1.06% 0.35% 1.11% 52.48%
12/31/2021 8.77 (0.01) 2.82 2.81 — — — 11.58 32.04% 165,179 1.06% (0.06)% 1.13% 60.03%
12/31/2020 8.39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) 8.77 5.15% 134,656 1.06% (0.09)% 1.15% 49.77%
12/31/2019 10.60 0.07 1.57 1.64 (0.09) (3.76) (3.85) 8.39 19.00% 141,656 1.08% 0.63% 1.10% 127.30%
Class II Shares
6/30/2024 (Unaudited) 8.82 — (0.01) (0.01) — — — 8.81 (0.11)% 48,287 1.31% 0.01% 1.36% 16.48%
12/31/2023 7.96 0.01 1.31 1.32 (0.02) (0.44) (0.46) 8.82 17.15% 52,154 1.31% 0.14% 1.35% 54.06%
12/31/2022 11.00 0.01 (1.44) (1.43) (0.01) (1.60) (1.61) 7.96 (13.16)% 49,703 1.31% 0.11% 1.36% 52.48%
12/31/2021 8.36 (0.03) 2.67 2.64 — — — 11.00 31.58% 60,496 1.31% (0.30)% 1.38% 60.03%
12/31/2020 8.01 (0.02) 0.41 0.39 — (0.04) (0.04) 8.36 4.95% 42,278 1.31% (0.34)% 1.40% 49.77%
12/31/2019 10.29 0.04 1.51 1.55 (0.07) (3.76) (3.83) 8.01 18.69% 39,566 1.33% 0.38% 1.35% 127.30%
Class IV Shares
6/30/2024 (Unaudited) 9.42 0.01 (0.02) (0.01) — — — 9.41 (0.11)% 21,013 1.06% 0.26% 1.11% 16.48%
12/31/2023 8.46 0.03 1.41 1.44 (0.04) (0.44) (0.48) 9.42 17.59% 21,833 1.06% 0.39% 1.10% 54.06%
12/31/2022 11.57 0.04 (1.52) (1.48) (0.03) (1.60) (1.63) 8.46 (12.94)% 19,877 1.06% 0.36% 1.11% 52.48%
12/31/2021 8.77 (0.01) 2.81 2.80 — — — 11.57 31.93% 24,718 1.06% (0.06)% 1.13% 60.03%
12/31/2020 8.39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) 8.77 5.15% 20,289 1.06% (0.09)% 1.15% 49.77%
12/31/2019 10.60 0.07 1.57 1.64 (0.09) (3.76) (3.85) 8.39 19.00% 20,635 1.08% 0.63% 1.10% 127.30%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

82 - Financial Highlights - June 30, 2024 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Company Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 18.22 $ 0.02 $ 0.59 $ 0.61 $ — $ — $ — $ 18.83 3.35% $ 252,801 1.04% 0.24% 1.07% 27.20%
12/31/2023 16.16 0.08 2.17 2.25 (0.09) (0.10) (0.19) 18.22 13.99% 258,290 1.04% 0.47% 1.06% 80.61%
12/31/2022 25.89 0.10 (4.82) (4.72) (0.08) (4.93) (5.01) 16.16 (18.77)% 261,535 1.05% 0.48% 1.07% 74.80%
12/31/2021 19.99 (0.02) 6.17 6.15 — (0.25) (0.25) 25.89 30.84% 350,780 1.06% (0.07)% 1.08% 74.63%
12/31/2020 17.02 (0.01) 3.67 3.66 — (0.69) (0.69) 19.99 22.69% 263,798 1.09% (0.08)% 1.11% 64.45%
12/31/2019 15.33 0.02 3.73 3.75 (0.01) (2.05) (2.06) 17.02 25.65% 246,026 1.08% 0.10% 1.10% 73.21%
Class II Shares
6/30/2024 (Unaudited) 16.06 — 0.52 0.52 — — — 16.58 3.24% 68,792 1.29% (0.01)% 1.32% 27.20%
12/31/2023 14.27 0.03 1.91 1.94 (0.05) (0.10) (0.15) 16.06 13.69% 72,835 1.29% 0.21% 1.31% 80.61%
12/31/2022 23.58 0.04 (4.37) (4.33) (0.05) (4.93) (4.98) 14.27 (18.98)% 68,627 1.30% 0.23% 1.32% 74.80%
12/31/2021 18.27 (0.07) 5.63 5.56 — (0.25) (0.25) 23.58 30.51% 78,214 1.31% (0.31)% 1.33% 74.63%
12/31/2020 15.66 (0.05) 3.35 3.30 — (0.69) (0.69) 18.27 22.36% 50,740 1.34% (0.33)% 1.36% 64.45%
12/31/2019 14.27 (0.02) 3.46 3.44 — (2.05) (2.05) 15.66 25.35% 46,018 1.33% (0.15)% 1.35% 73.21%
Class IV Shares
6/30/2024 (Unaudited) 18.18 0.02 0.59 0.61 — — — 18.79 3.36% 23,378 1.04% 0.24% 1.07% 27.20%
12/31/2023 16.13 0.08 2.16 2.24 (0.09) (0.10) (0.19) 18.18 13.96% 23,259 1.04% 0.47% 1.06% 80.61%
12/31/2022 25.85 0.10 (4.81) (4.71) (0.08) (4.93) (5.01) 16.13 (18.76)% 21,765 1.05% 0.48% 1.07% 74.80%
12/31/2021 19.97 (0.02) 6.15 6.13 — (0.25) (0.25) 25.85 30.77% 28,226 1.06% (0.08)% 1.08% 74.63%
12/31/2020 17.00 (0.01) 3.67 3.66 — (0.69) (0.69) 19.97 22.72% 23,965 1.09% (0.08)% 1.11% 64.45%
12/31/2019 15.31 0.02 3.73 3.75 (0.01) (2.05) (2.06) 17.00 25.69% 21,200 1.08% 0.10% 1.10% 73.21%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - June 30, 2024 (Unaudited) - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
NVIT Real Estate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 7.37 $ 0.10 $ (0.05) $ 0.05 $ — $ — $ — $ 7.42 0.68% $ 134,968 0.84% 2.75% 0.93% 31.60%
12/31/2023 6.84 0.15 0.70 0.85 (0.16) (0.16) (0.32) 7.37 12.88% 138,949 0.84% 2.16% 0.93% 107.42%
12/31/2022 10.55 0.15 (3.09) (2.94) (0.13) (0.64) (0.77) 6.84 (28.52)% 136,237 0.84% 1.83% 0.93% 92.95%
12/31/2021 7.26 0.07 3.32 3.39 (0.10) — (0.10) 10.55 46.75% 202,790 0.85% 0.82% 0.94% 65.02%
12/31/2020 7.83 0.10 (0.53) (0.43) (0.11) (0.03) (0.14) 7.26 (5.39)% 150,351 0.85% 1.39% 0.94% 72.49%
12/31/2019 6.09 0.13 1.74 1.87 (0.13) — (0.13) 7.83 30.70% 174,343 0.84% 1.71% 0.93% 44.83%
Class II Shares
6/30/2024 (Unaudited) 7.26 0.09 (0.04) 0.05 — — — 7.31 0.69%(g) 72,332 1.09% 2.50% 1.18% 31.60%
12/31/2023 6.74 0.13 0.70 0.83 (0.15) (0.16) (0.31) 7.26 12.64% 77,177 1.09% 1.92% 1.18% 107.42%
12/31/2022 10.41 0.13 (3.06) (2.93) (0.10) (0.64) (0.74) 6.74 (28.72)% 76,361 1.09% 1.54% 1.18% 92.95%
12/31/2021 7.17 0.05 3.27 3.32 (0.08) — (0.08) 10.41 46.33% 118,765 1.10% 0.57% 1.19% 65.02%
12/31/2020 7.74 0.08 (0.53) (0.45) (0.09) (0.03) (0.12) 7.17 (5.70)% 83,147 1.10% 1.13% 1.19% 72.49%
12/31/2019 6.02 0.11 1.72 1.83 (0.11) — (0.11) 7.74 30.44% 105,887 1.09% 1.48% 1.18% 44.83%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

84 - Financial Highlights - June 30, 2024 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Victory Mid Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 7.66 $ 0.05 $ 0.21 $ 0.26 $ — $ — $ — $ 7.92 3.39% $ 22,749 0.93% 1.19% 0.99% 70.41%
12/31/2023 8.43 0.11 0.54 0.65 (0.13) (1.29) (1.42) 7.66 8.82% 24,318 0.93% 1.33% 0.99% 36.55%
12/31/2022 9.52 0.13 (0.39) (0.26) (0.13) (0.70) (0.83) 8.43 (2.59)% 24,558 0.93% 1.44% 0.99% 93.03%
12/31/2021 7.73 0.07 1.80 1.87 (0.08) — (0.08) 9.52 24.20% 22,901 0.93% 0.84% 1.00% 56.28%
12/31/2020 7.98 0.09 (0.19) (0.10) (0.15) — (0.15) 7.73 (1.07)% 16,786 0.95% 1.27% 1.01% 97.54%
12/31/2019 8.04 0.13 1.67 1.80 (0.19) (1.67) (1.86) 7.98 23.97% 18,105 0.97% 1.51% 1.00% 46.78%
Class II Shares
6/30/2024 (Unaudited) 7.73 0.04 0.22 0.26 — — — 7.99 3.36% 303,195 1.02% 1.11% 1.08% 70.41%
12/31/2023 8.50 0.10 0.54 0.64 (0.12) (1.29) (1.41) 7.73 8.63% 312,734 1.02% 1.24% 1.08% 36.55%
12/31/2022 9.59 0.12 (0.39) (0.27) (0.12) (0.70) (0.82) 8.50 (2.66)% 325,615 1.02% 1.32% 1.08% 93.03%
12/31/2021 7.79 0.07 1.80 1.87 (0.07) — (0.07) 9.59 24.02% 360,185 1.02% 0.73% 1.09% 56.28%
12/31/2020 8.04 0.08 (0.19) (0.11) (0.14) — (0.14) 7.79 (1.14)% 322,931 1.04% 1.17% 1.10% 97.54%
12/31/2019 8.09 0.12 1.69 1.81 (0.19) (1.67) (1.86) 8.04 23.85% 354,803 1.06% 1.39% 1.08% 46.78%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 85
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eleven (11) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Allspring Discovery Fund ("Discovery")
NVIT AQR Large Cap Defensive Style Fund ("Defensive Style")
NVIT BlackRock Equity Dividend Fund ("Equity Dividend")
NVIT Calvert Equity Fund ("Calvert Equity")
NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager Small Cap Growth Fund ("Small Cap
Growth")
NVIT Jacobs Levy Large Cap Core Fund ("JL Large Cap Core")
NVIT Jacobs Levy Large Cap Growth Fund ("JL Large Cap Growth")
NVIT Multi-Manager Small Cap Value Fund ("Small Cap Value")
NVIT Multi-Manager Small Company Fund ("Small Company")
NVIT Real Estate Fund ("Real Estate")
NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid Cap Value Fund ("Mid Cap Value")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of Equity Dividend, JL
Large Cap Core, Small Cap Growth, Small Cap Value, and Real Estate. Shares of Discovery, Defensive Style, Calvert Equity, JL
Large Cap Growth, and Mid Cap Value are held by separate accounts established by NLIC, NLAIC, and other affiliated insurance companies. Shares of Small Company are held by separate accounts established by NLIC, NLAIC, and other unaffiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II and Class IV shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Real Estate, is a diversified fund as defined in the 1940 Act. Real Estate is a non-diversified fund, as defined in the 1940 Act.
Effective February 26, 2024, NVIT Multi-Manager Mid Cap Value Fund was renamed to "NVIT Victory Mid Cap Value Fund".
Effective March 11, 2024, NVIT Multi-Manager Small Cap Growth Fund was renamed to "NVIT Invesco Small Cap Growth Fund".
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

86 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (II)
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

Equity Funds (II) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 87
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2024. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Discovery
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 446,580,015 $ – $ – $ 446,580,015
Repurchase Agreements – 37,584,868 – 37,584,868
Total $ 446,580,015 $ 37,584,868 $ – $ 484,164,883
Defensive Style
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 665,248,054 $ – $ – $ 665,248,054
Futures Contracts# 32,125 – – 32,125
Repurchase Agreements – 13,196,781 – 13,196,781
Total $ 665,280,179 $ 13,196,781 $ – $ 678,476,960
Equity Dividend
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 19,076,080 $ – $ – $ 19,076,080
Automobile Components 2,256,218 – – 2,256,218
Automobiles 9,452,240 – – 9,452,240
Banks 62,187,294 – – 62,187,294
Beverages 3,670,359 2,548,642 – 6,219,001
Broadline Retail – 1,744,077 – 1,744,077
Building Products 8,393,889 – – 8,393,889
Capital Markets 10,622,966 2,618,606 – 13,241,572
Chemicals 11,619,098 – – 11,619,098
Communications Equipment 7,973,223 – – 7,973,223
Consumer Staples Distribution & Retail 5,476,570 – – 5,476,570

88 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Containers & Packaging $ 6,709,321 $ – $ – $ 6,709,321
Diversified Telecommunication Services 9,845,797 – – 9,845,797
Electric Utilities 19,229,808 – – 19,229,808
Entertainment 5,921,664 – – 5,921,664
Financial Services 17,861,405 – – 17,861,405
Food Products 10,065,367 – – 10,065,367
Health Care Equipment & Supplies 18,990,124 5,395,275 – 24,385,399
Health Care Providers & Services 47,476,048 – – 47,476,048
Household Durables 1,468,710 7,084,955 – 8,553,665
Household Products – 2,658,002 – 2,658,002
Insurance 27,367,140 2,261,410 – 29,628,550
IT Services 6,534,052 – – 6,534,052
Leisure Products 3,818,353 – – 3,818,353
Life Sciences Tools & Services 2,992,949 – – 2,992,949
Machinery 9,173,057 2,374,720 – 11,547,777
Media 14,699,882 3,283,194 – 17,983,076
Multi-Utilities 5,524,086 – – 5,524,086
Oil, Gas & Consumable Fuels 11,376,503 24,455,377 – 35,831,880
Personal Care Products 3,356,425 – – 3,356,425
Pharmaceuticals 6,616,147 14,477,542 – 21,093,689
Professional Services 16,881,959 – – 16,881,959
Residential REITs 2,689,625 – – 2,689,625
Semiconductors & Semiconductor
Equipment 2,813,810 – – 2,813,810
Software 6,315,403 – – 6,315,403
Specialized REITs 5,080,498 – – 5,080,498
Technology Hardware, Storage &
Peripherals 6,992,791 12,156,362 – 19,149,153
Textiles, Apparel & Luxury Goods 2,378,867 1,594,012 – 3,972,879
Tobacco 8,248,691 – – 8,248,691
Total Common Stocks $ 421,156,419 $ 82,652,174 $ – $ 503,808,593
Master Limited Partnership 5,429,751 – – 5,429,751
Repurchase Agreements – 14,934,696 – 14,934,696
Total $ 426,586,170 $ 97,586,870 $ – $ 524,173,040
Calvert Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 99,889,004 $ – $ – $ 99,889,004
Total $ 99,889,004 $ – $ – $ 99,889,004
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 142,304,607 $ – $ – $ 142,304,607
Repurchase Agreements – 15,989,766 – 15,989,766
Total $ 142,304,607 $ 15,989,766 $ – $ 158,294,373

Equity Funds (II) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 89
JL Large Cap Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 243,201,902 $ – $ – $ 243,201,902
Total $ 243,201,902 $ – $ – $ 243,201,902
JL Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 389,651,210 $ – $ – $ 389,651,210
Repurchase Agreements – 19,781,985 – 19,781,985
Total Return Swaps† – 968,451 – 968,451
Total Assets $ 389,651,210 $ 20,750,436 $ – $ 410,401,646
Liabilities:
Total Return Swaps† $ – $ (2,148,127) $ – $ (2,148,127)
Total Liabilities $ – $ (2,148,127) $ – $ (2,148,127)
Total $ 389,651,210 $ 18,602,309 $ – $ 408,253,519
Small Cap Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 40,220 $ – $ – $ 40,220
Air Freight & Logistics 15,522 – – 15,522
Automobile Components 5,904,852 – – 5,904,852
Banks 16,556,411 – – 16,556,411
Biotechnology 6,534,436 – – 6,534,436
Broadline Retail 2,061,019 – – 2,061,019
Building Products 8,398,585 – – 8,398,585
Capital Markets 3,914,313 – – 3,914,313
Chemicals 8,962,545 – – 8,962,545
Commercial Services & Supplies 3,455,622 – – 3,455,622
Communications Equipment 744,054 – – 744,054
Construction & Engineering 5,481,161 – – 5,481,161
Construction Materials 230,059 – – 230,059
Consumer Finance 5,464,221 – – 5,464,221
Consumer Staples Distribution & Retail 3,992,230 – – 3,992,230
Containers & Packaging 16,980 – – 16,980
Diversified Consumer Services 272,956 – – 272,956
Diversified REITs 64,034 – – 64,034
Diversified Telecommunication Services 552,874 – – 552,874
Electric Utilities 1,427,563 – – 1,427,563
Electrical Equipment 1,245,429 – – 1,245,429
Electronic Equipment, Instruments &
Components 4,371,145 – – 4,371,145
Energy Equipment & Services 1,416,900 – – 1,416,900
Entertainment 780,411 – – 780,411
Financial Services 4,151,787 – – 4,151,787
Food Products 2,329,950 – – 2,329,950
Gas Utilities 288,302 – – 288,302
Ground Transportation 3,500,594 – – 3,500,594
Health Care Equipment & Supplies 4,115,790 – – 4,115,790
Health Care Providers & Services 12,838,770 – – 12,838,770
Health Care REITs 121,986 – – 121,986
Health Care Technology 775,203 – – 775,203
Hotel & Resort REITs 3,651,225 – – 3,651,225
Hotels, Restaurants & Leisure 2,116,400 – – 2,116,400

90 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Household Durables $ 6,474,342 $ – $ – $ 6,474,342
Independent Power and Renewable
Electricity Producers – – – –
Insurance 11,932,457 – – 11,932,457
Interactive Media & Services 603,982 – – 603,982
IT Services 468,558 – – 468,558
Leisure Products 2,295,136 – – 2,295,136
Life Sciences Tools & Services 152,178 – – 152,178
Machinery 5,889,090 – – 5,889,090
Marine Transportation 389,850 – – 389,850
Media 1,183,650 – – 1,183,650
Metals & Mining 3,731,821 – – 3,731,821
Mortgage Real Estate Investment Trusts
(REITs) 51,535 – – 51,535
Office REITs 1,715,458 – – 1,715,458
Oil, Gas & Consumable Fuels 11,599,079 – – 11,599,079
Paper & Forest Products 786,369 – – 786,369
Personal Care Products 2,207,861 – – 2,207,861
Pharmaceuticals 1,036,629 – – 1,036,629
Professional Services 7,869,137 – – 7,869,137
Real Estate Management & Development 4,780,757 – – 4,780,757
Retail REITs 804,849 – – 804,849
Semiconductors & Semiconductor
Equipment 1,286,445 – – 1,286,445
Software 6,836,973 – – 6,836,973
Specialty Retail 5,523,027 – – 5,523,027
Technology Hardware, Storage &
Peripherals 213,021 – – 213,021
Textiles, Apparel & Luxury Goods 284,971 – – 284,971
Tobacco 559,428 – – 559,428
Trading Companies & Distributors 5,339,080 – – 5,339,080
Total Common Stocks $ 199,809,232 $ – $ – $ 199,809,232
Repurchase Agreements – 21,077,244 – 21,077,244
Rights – – – –
Total $ 199,809,232 $ 21,077,244 $ – $ 220,886,476
Small Company
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 2,796,049 $ – $ – $ 2,796,049
Air Freight & Logistics 32,735 – – 32,735
Automobile Components 8,471,215 – – 8,471,215
Banks 31,792,832 – – 31,792,832
Biotechnology 18,474,869 – – 18,474,869
Broadline Retail 1,549,888 – – 1,549,888
Building Products 3,065,060 – – 3,065,060
Capital Markets 8,667,315 – – 8,667,315
Chemicals 4,185,033 – – 4,185,033
Commercial Services & Supplies 8,226,566 – – 8,226,566
Communications Equipment 1,265,757 – – 1,265,757
Construction & Engineering 8,754,784 – – 8,754,784
Construction Materials 1,358,453 – – 1,358,453
Consumer Finance 10,587,425 – – 10,587,425
Consumer Staples Distribution & Retail 2,611,011 – – 2,611,011
Containers & Packaging 23,206 – – 23,206
Diversified Consumer Services 2,663,744 – – 2,663,744
Diversified REITs 134,389 – – 134,389

Equity Funds (II) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 91
Level 1 Level 2 Level 3 Total
Assets:
Diversified Telecommunication Services $ 1,058,333 $ – $ – $ 1,058,333
Electric Utilities 2,813,627 – – 2,813,627
Electrical Equipment 2,215,960 – – 2,215,960
Electronic Equipment, Instruments &
Components 8,420,289 – – 8,420,289
Energy Equipment & Services 6,317,193 – – 6,317,193
Entertainment 502,688 – – 502,688
Financial Services 9,419,659 – – 9,419,659
Food Products 1,875,663 – – 1,875,663
Gas Utilities 267,720 – – 267,720
Ground Transportation 3,146,277 – – 3,146,277
Health Care Equipment & Supplies 9,392,323 – – 9,392,323
Health Care Providers & Services 8,294,923 – – 8,294,923
Health Care Technology 1,531,134 – – 1,531,134
Hotel & Resort REITs 6,428,968 – – 6,428,968
Hotels, Restaurants & Leisure 8,010,828 – – 8,010,828
Household Durables 14,770,854 – – 14,770,854
Independent Power and Renewable
Electricity Producers 401,097 – – 401,097
Industrial REITs 581,207 – – 581,207
Insurance 13,770,373 – – 13,770,373
Interactive Media & Services 1,167,766 – – 1,167,766
IT Services 973,326 – – 973,326
Leisure Products 749,727 – – 749,727
Life Sciences Tools & Services 4,452,119 – – 4,452,119
Machinery 11,405,463 – – 11,405,463
Marine Transportation 1,939,160 – – 1,939,160
Media 2,450,813 – – 2,450,813
Metals & Mining 9,939,967 – – 9,939,967
Mortgage Real Estate Investment Trusts
(REITs) 91,592 – – 91,592
Office REITs 3,034,923 – – 3,034,923
Oil, Gas & Consumable Fuels 23,073,554 – – 23,073,554
Paper & Forest Products 1,305,676 – – 1,305,676
Personal Care Products 3,141,054 – – 3,141,054
Pharmaceuticals 2,761,263 – – 2,761,263
Professional Services 5,851,213 – – 5,851,213
Real Estate Management & Development 3,471,838 – – 3,471,838
Retail REITs 1,526,083 – – 1,526,083
Semiconductors & Semiconductor
Equipment 14,228,973 – – 14,228,973
Software 20,850,253 – – 20,850,253
Specialty Retail 6,280,422 – – 6,280,422
Technology Hardware, Storage &
Peripherals 346,096 – – 346,096
Textiles, Apparel & Luxury Goods 488,196 – – 488,196
Tobacco 583,369 – – 583,369
Trading Companies & Distributors 7,450,888 – – 7,450,888
Total Common Stocks $ 341,443,181 $ – $ – $ 341,443,181
Repurchase Agreements – 39,682,222 – 39,682,222
Rights – – – –
Total $ 341,443,181 $ 39,682,222 $ – $ 381,125,403
Real Estate
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 203,665,844 $ – $ – $ 203,665,844
Total $ 203,665,844 $ – $ – $ 203,665,844

92 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (II)
Mid Cap Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 5,924,340 $ – $ – $ 5,924,340
Automobile Components 8,605,924 – – 8,605,924
Banks 6,721,324 – – 6,721,324
Broadline Retail 4,759,592 – – 4,759,592
Building Products 3,198,156 – – 3,198,156
Capital Markets 9,460,274 – – 9,460,274
Chemicals 15,699,230 – – 15,699,230
Commercial Services & Supplies 2,254,344 – – 2,254,344
Communications Equipment 3,358,635 – – 3,358,635
Consumer Staples Distribution & Retail 18,407,024 – – 18,407,024
Containers & Packaging 16,929,177 – – 16,929,177
Electric Utilities 11,215,227 – – 11,215,227
Electrical Equipment 4,562,476 – – 4,562,476
Electronic Equipment, Instruments &
Components 9,114,963 – – 9,114,963
Energy Equipment & Services 5,898,009 – – 5,898,009
Financial Services 3,751,960 – – 3,751,960
Ground Transportation 12,840,064 – – 12,840,064
Health Care Equipment & Supplies 13,072,654 – – 13,072,654
Health Care Providers & Services 6,460,736 – – 6,460,736
Health Care REITs 5,275,347 – – 5,275,347
Hotels, Restaurants & Leisure 11,390,997 – – 11,390,997
Insurance 30,355,833 – – 30,355,833
IT Services 3,260,896 – – 3,260,896
Life Sciences Tools & Services 7,322,223 – – 7,322,223
Machinery 16,139,498 – – 16,139,498
Metals & Mining 4,622,280 – – 4,622,280
Oil, Gas & Consumable Fuels 13,381,456 – – 13,381,456
Professional Services 22,412,104 – – 22,412,104
Residential REITs 8,901,381 – – 8,901,381
Retail REITs 6,854,340 – – 6,854,340
Semiconductors & Semiconductor
Equipment 9,212,750 – – 9,212,750
Specialized REITs 5,940,641 – – 5,940,641
Specialty Retail 4,951,779 – – 4,951,779
Textiles, Apparel & Luxury Goods 2,748,442 – – 2,748,442
Total Common Stocks $ 315,004,076 $ – $ – $ 315,004,076
Repurchase Agreements – 38,383,016 – 38,383,016
Total $ 315,004,076 $ 38,383,016 $ – $ 353,387,092
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of June 30, 2024, Small Cap Value held one rights investment and one common stock investment that were categorized as
Level 3 investments which were each valued at $0.
As of June 30, 2024, Small Company held one rights investment and two common stock investments that were categorized as
Level 3 investments which were each valued at $0.
As of June 30, 2024, Mid Cap Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

Equity Funds (II) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 93
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
Small Cap Value
Rights Total
Balance as of 12/31/2023 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 1,395 1,395
Purchases — —
Sales (1,395) (1,395)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 6/30/2024 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2024 ** $ — $ —
Small Company
Rights Total
Balance as of 12/31/2023 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 2,758 2,758
Purchases — —
Sales (2,758) (2,758)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 6/30/2024 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2024 ** $ — $ —
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

94 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (II)
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Equity Funds (II) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 95
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2024:
Defensive Style
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 32,125
Total $ 32,125

96 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (II)
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2024:
JL Large Cap Growth
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 968,451
Total $ 968,451
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (2,148,127)
Total $ (2,148,127)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Defensive Style
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,231,612
Total $ 1,231,612
JL Large Cap Growth
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 21,134,935
Total $ 21,134,935
Mid Cap Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ 86,782
Total $ 86,782
Defensive Style
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (322,076)
Total $ (322,076)
JL Large Cap Growth
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (1,690,636)
Total $ (1,690,636)
Mid Cap Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 70,460
Total $ 70,460

Equity Funds (II) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 97
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of June 30, 2024, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2024:
Defensive Style
Futures Contracts:
Average Notional Balance Long $ 5,842,311
JL Large Cap Growth
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 120,784,314
Average Notional Balance — Pays Float Rate $ (112,870,442)
Mid Cap Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 1,215,400
Average Settlement Value Sold $ 3,456,928
JL Large Cap Growth
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 968,451 $ (968,451) $ — $ —
Total $ 968,451 $ (968,451) $ — $ —

98 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (II)
(g) Securities Lending
During the six months ended June 30, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (2,139,238) $ 968,451 $ — $ (1,170,787)
Total $ (2,139,238) $ 968,451 $ — $ (1,170,787)
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Discovery $ 37,584,868
Defensive Style 13,196,781
Equity Dividend 14,934,696
Small Cap Growth 15,989,766
JL Large Cap Growth 19,781,985
Small Cap Value 21,077,244
Small Company 39,682,222
Mid Cap Value 38,383,016

Equity Funds (II) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 99
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the six months ended June 30, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
l
As of June 30, 2024, the joint repos on a gross basis were as follows:
Bank of America NA, 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $89,039,383, collateralized by U.S. Government
Agency Securities, 3.50%, maturing 3/1/2042 - 7/1/2046; total market value $90,780,000.
BofA Securities, Inc., 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $35,015,488, collateralized by U.S. Government
Agency Securities, ranging from 1.50% - 6.34%, maturing 3/25/2028 - 10/20/2065; total market value $35,700,001.
Cantor Fitzgerald & Co., 5.38%, dated 6/28/2024, due 7/1/2024, repurchase price $145,065,008, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 8.50%, maturing 6/1/2026 - 5/20/2074; total market value $147,900,000.
Cantor Fitzgerald & Co., 5.38%, dated 6/28/2024, due 7/1/2024, repurchase price $189,624,761, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 7.21%, maturing 3/26/2027 - 12/20/2073; total market value
$193,330,580.
Citi Global Market, Inc., 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $287,327,086, collateralized by U.S.
Government Treasury Securities, ranging from 1.00% - 2.25%, maturing 3/31/2026 - 7/31/2028; total market value
$292,944,084.
MetLife, Inc., 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $149,061,179, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 11/15/2038 - 11/15/2045; total market value $152,058,224.
Pershing LLC, 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $211,093,719, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 8.79%, maturing 7/9/2024 - 5/20/2074; total market value $215,220,000.
Santander US Capital Markets, 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $95,042,196, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.01% - 7.18%, maturing 8/25/2024 - 8/20/2071; total market value
$96,943,040.

100 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (II)
As of June 30, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Discovery
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
BofA Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Cantor Fitzgerald &
Co. 1,000,000 – 1,000,000 (1,000,000) –
Cantor Fitzgerald &
Co. 3,584,868 – 3,584,868 (3,584,868) –
Citi Global Market,
Inc. 17,000,000 – 17,000,000 (17,000,000) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Santander US Capital
Markets 8,000,000 – 8,000,000 (8,000,000) –
Total $ 37,584,868 $ – $ 37,584,868 $ (37,584,868) $ –
Defensive Style
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 3,196,781 $ – $ 3,196,781 $ (3,196,781) $ –
Citi Global Market,
Inc. 10,000,000 – 10,000,000 (10,000,000) –
Total $ 13,196,781 $ – $ 13,196,781 $ (13,196,781) $ –

Equity Funds (II) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 101
Equity Dividend
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 2,434,696 – 2,434,696 (2,434,696) –
Citi Global Market,
Inc. 10,000,000 – 10,000,000 (10,000,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Santander US Capital
Markets 500,000 – 500,000 (500,000) –
Total $ 14,934,696 $ – $ 14,934,696 $ (14,934,696) $ –
Small Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
BofA Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Cantor Fitzgerald &
Co. 2,000,000 – 2,000,000 (2,000,000) –
Cantor Fitzgerald &
Co. 2,989,766 – 2,989,766 (2,989,766) –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Total $ 15,989,766 $ – $ 15,989,766 $ (15,989,766) $ –

102 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (II)
JL Large Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 6,000,000 $ – $ 6,000,000 $ (6,000,000) $ –
BofA Securities, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Cantor Fitzgerald &
Co. 5,781,985 – 5,781,985 (5,781,985) –
Citi Global Market,
Inc. 5,000,000 – 5,000,000 (5,000,000) –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Total $ 19,781,985 $ – $ 19,781,985 $ (19,781,985) $ –
Small Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
BofA Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Cantor Fitzgerald &
Co. 6,077,244 – 6,077,244 (6,077,244) –
Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Total $ 21,077,244 $ – $ 21,077,244 $ (21,077,244) $ –

Equity Funds (II) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 103
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
Small Company
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 12,000,000 $ – $ 12,000,000 $ (12,000,000) $ –
Cantor Fitzgerald &
Co. 3,682,222 – 3,682,222 (3,682,222) –
Pershing LLC 20,000,000 – 20,000,000 (20,000,000) –
Santander US Capital
Markets 4,000,000 – 4,000,000 (4,000,000) –
Total $ 39,682,222 $ – $ 39,682,222 $ (39,682,222) $ –
Mid Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 10,383,016 $ – $ 10,383,016 $ (10,383,016) $ –
Citi Global Market,
Inc. 10,000,000 – 10,000,000 (10,000,000) –
MetLife, Inc. 8,000,000 – 8,000,000 (8,000,000) –
Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Total $ 38,383,016 $ – $ 38,383,016 $ (38,383,016) $ –
* As of June 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

104 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (II)
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

Equity Funds (II) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 105
As of June 30, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Discovery Allspring Global Investments, LLC
Defensive Style AQR Capital Management, LLC
Equity Dividend BlackRock Investment Management, LLC
Calvert Equity Atlanta Capital Management Company, L.L.C.
Small Cap Growth(a) Invesco Advisers, Inc. ("Invesco")
JL Large Cap Core Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)
JL Large Cap Growth Jacobs Levy
Small Cap Value Jacobs Levy
WCM Investment Management, LLC
Small Company Jacobs Levy
Invesco
Real Estate Wellington Management
Mid Cap Value(b) Victory Capital Management Inc.
(a) Effective end of business on March 11, 2024, Wellington Management Company LLP was terminated and ceased serving as subadviser to the Fund.
(b) Effective end of business on February 23, 2024, American Century Investments Management, Inc.  and Thompson, Siegel &
Walmsley LLC were terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Discovery Up to $1 billion 0.75%
$1 billion and more 0.70%
Defensive Style Up to $250 million 0.60%
$250 million up to $1 billion 0.575%
$1 billion up to $2 billion 0.55%
$2 billion up to $5 billion 0.525%
$5 billion and more 0.50%
Equity Dividend Up to $100 million 0.70%
$100 million up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
Calvert Equity Up to $1 billion 0.65%
$1 billion and more 0.60%
Small Cap Growth Up to $200 million 0.84%
$200 million and more 0.79%
JL Large Cap Core Up to $1 billion 0.60%
$1 billion and more 0.55%
JL Large Cap Growth Up to $1 billion 0.40%
$1 billion and more 0.35%
Small Cap Value Up to $200 million 0.87%
$200 million and more 0.82%
Small Company Up to $200 million 0.885%
$200 million and more 0.835%
Real Estate Up to $500 million 0.70%
$500 million up to $1 billion 0.65%
$1 billion and more 0.60%
Mid Cap Value Up to $1 billion 0.75%
$1 billion and more 0.73%

106 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (II)
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2025.
During the six months ended June 30, 2024, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the six months ended June 30, 2024, due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive a portion of its Investment Advisory Fee. The following table provides the waiver of such investment advisory fee for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2024, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable
Fund
Advisory Fee
Waiver
(annual rate)
Discovery 0.029%
Calvert Equity 0.050
Small Cap Growth (a) 0.009
JL Large Cap Core 0.055
Small Company (b) 0.027
Real Estate 0.013
Mid Cap Value (c) 0.03605
(a) Effective March 11, 2024.
(b) Effective March 11, 2024, prior to this the advisory fee waiver rate was 0.023%.
(c) Effective February 26, 2024, prior to this the advisory fee waiver rate was 0.0303%.
Fund Amount
Discovery $ 65,892
Calvert Equity 25,944
Small Cap Growth 3,969
JL Large Cap Core 65,498
Small Company 44,029
Real Estate 97,463
Mid Cap Value 56,908
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Discovery 0.75% 0.72% 0.69%
Defensive Style 0.58 N/A 0.58
Equity Dividend 0.63 N/A 0.59
Calvert Equity 0.65 0.60 0.60
Small Cap Growth 0.84 0.83 0.83
JL Large Cap Core 0.60 0.54 0.54
JL Large Cap Growth 0.40 N/A 0.39
Small Cap Value 0.87 N/A 0.82
Small Company 0.86 0.83 0.83
Real Estate 0.70 0.61 0.61
Mid Cap Value 0.75 0.72 0.68
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

Equity Funds (II) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 107
sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2024, NFM earned an aggregate of $741,298 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Fund Classes
Amount
(annual rate)
Discovery All Classes 0.78%
Equity Dividend All Classes 0.65
Calvert Equity All Classes 0.78
Small Cap Growth All Classes 0.94
JL Large Cap Growth All Classes 0.45
Small Cap Value All Classes 0.91
Mid Cap Value All Classes 0.79
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Six Months Ended
June 30, 2024
Amount Total
Discovery $ 121,498 $ 207,781 $ 78,715 $ 66,147 $ 474,141
Defensive Style — — — — —
Equity Dividend 119,261 216,758 203,503 98,364 637,886
Calvert Equity 12,962 9,458 7,186 — 29,606
Small Cap Growth 21,205 21,919 1,039 3,027 47,190
JL Large Cap Core — — — — —
JL Large Cap Growth 115,435 181,485 146,108 20,861 463,889
Small Cap Value 80,705 98,030 79,693 48,924 307,352
Small Company — — — — —
Real Estate — — — — —
Mid Cap Value 76,240 120,026 106,191 56,784 359,241
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

108 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (II)
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2024, the Funds' aggregate portion of such costs amounted to $7,607.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2025:
During the six months ended June 30, 2024, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.20% of the average daily net assets of Class
IV shares of each Fund.
Fund Class II Shares
Discovery 0.25%
Defensive Style 0.25%
Equity Dividend 0.25%
Calvert Equity 0.25%
Small Cap Growth 0.25%
JL Large Cap Core 0.25%
JL Large Cap Growth 0.25%
Small Cap Value 0.25%
Small Company 0.25%
Real Estate 0.25%
Mid Cap Value 0.25%
Fund
Distribution
Fee Waiver
(Annual Rate)
Calvert Equity 0.16%
Fund Amount
Calvert Equity $ 76,838

Equity Funds (II) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 109
For the six months ended June 30, 2024, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2024, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the six months ended June 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2024, none of the Funds engaged in interfund lending.
Fund Class I Class II Class IV
Discovery 0.07% 0.07% N/A
Defensive Style 0.15 0.15 0.15%
Equity Dividend 0.15 0.15 0.15
Calvert Equity 0.05 0.05 N/A
Small Cap Growth 0.15 0.15 N/A
JL Large Cap Core 0.15 N/A N/A
JL Large Cap Growth 0.25 0.25 N/A
Small Cap Value 0.15 0.15 0.15
Small Company 0.15 0.15 0.15
Real Estate 0.15 0.15 N/A
Mid Cap Value 0.17 0.01 N/A
N/A — Not Applicable.
Fund Amount
Discovery $ 159,060
Defensive Style 503,212
Equity Dividend 399,515
Calvert Equity 25,943
Small Cap Growth 106,909
JL Large Cap Core 141,391
JL Large Cap Growth 467,306
Small Cap Value 155,549
Small Company 259,377
Real Estate 154,287
Mid Cap Value 35,345

110 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Equity Funds (II)
5. Investment Transactions
For the six months ended June 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases Sales
Discovery $ 141,267,955 $ 170,972,315
Defensive Style 61,820,722 89,106,578
Equity Dividend 120,050,056 149,943,368
Calvert Equity 4,056,306 13,155,952
Small Cap Growth 98,400,289 106,223,798
JL Large Cap Core 80,701,565 93,686,663
JL Large Cap Growth 197,514,991 175,954,280
Small Cap Value 33,973,080 47,844,106
Small Company 94,164,342 115,719,165
Real Estate 65,133,790 74,422,474
Mid Cap Value 228,934,652 250,412,711

Equity Funds (II) - June 30, 2024 (Unaudited) - Notes to Financial Statements - 111
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended June 30, 2024, the Funds recaptured the following amounts of brokerage commissions:
10. Federal Tax Information
As of June 30, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 2, 2025. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2024 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Discovery $ 1,014
Calvert Equity 866
Small Cap Growth 324
Small Cap Value 186
Real Estate 4,218
Mid Cap Value 5,404
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Discovery $ 383,597,112 $ 112,800,873 $ (12,233,102) $ 100,567,771
Defensive Style 467,118,201 221,344,732 (9,985,973) 211,358,759
Equity Dividend 455,611,238 93,420,410 (24,858,608) 68,561,802
Calvert Equity 77,888,125 25,598,513 (3,597,634) 22,000,879
Small Cap Growth 122,433,757 37,500,879 (1,640,263) 35,860,616
JL Large Cap Core 188,036,940 61,852,369 (6,687,407) 55,164,962
JL Large Cap Growth 311,250,577 108,341,504 (11,338,562) 97,002,942
Small Cap Value 196,028,046 43,791,264 (18,932,834) 24,858,430
Small Company 324,339,635 81,945,418 (25,159,650) 56,785,768
Real Estate 162,109,076 42,026,806 (470,038) 41,556,768
Mid Cap Value 338,272,889 27,662,215 (12,548,012) 15,114,203

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-CEQ-2 (8-24)

Semiannual Report
June 30, 2024 (Unaudited)
Nationwide Variable Insurance Trust
Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
NVIT BNY Mellon Core Plus Bond Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT Loomis Short Term Bond Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2024 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 80
Statements of Operations 88
Statements of Changes in Net Assets 92
Financial Highlights 104
Notes to Financial Statements 112

2 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Asset-Backed Securities 7 .1%
Principal
Amount ($) Value ($)
Airlines 0 .7%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 259,500 239,655
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 1,767,513 1,574,231
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 179,928 177,273
1,991,159
Automobiles 3 .9%
Arivo Acceptance Auto Loan
Receivables Trust, Series
2024-1A, Class B, 6.87%,
6/17/2030(a) 870,000 871,765
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class C,
6.48%, 6/20/2030(a) 540,000 543,343
Ford Credit Auto Lease Trust,
Series 2023-B, Class C,
6.43%, 4/15/2027 985,000 1,000,763
Foursight Capital Automobile
Receivables Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 600,000 574,666
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 490,000 464,920
GLS Auto Select Receivables
Trust, Series 2024-
1A, Class D, 6.43%,
1/15/2031(a) 650,000 654,958
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 1,560,000 1,544,325
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 1,000,000 977,936
Kinetic Advantage Master
Owner Trust, Series
2024-1A, Class A, 7.98%,
11/15/2027(a)(b) 1,780,000 1,785,229
Santander Bank Auto Credit-
Linked Notes, Series
2022-A, Class D, 9.97%,
5/15/2032(a) 1,075,000 1,113,776
Santander Drive Auto
Receivables Trust
Series 2024-1, Class C,
5.45%, 3/15/2030 740,000 737,959
Series 2024-2, Class D,
6.28%, 8/15/2031 810,000 821,613
11,091,253
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases 0 .2%
NMEF Funding LLC, Series
2023-A, Class C, 8.04%,
6/17/2030(a) 750,000 744,404
Financial Services 0 .2%
DataBank Issuer, Series
2024-1A, Class A2, 5.30%,
1/26/2054(a) 600,000 574,009
Other 2 .1%
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 1,876,505
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,466,854
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 678,918
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
7.64%, 2/20/2030(a)(b) 650,000 651,073
Switch ABS Issuer LLC,
Series 2024-1A, Class A2,
6.28%, 3/25/2054(a) 300,000 300,827
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 943,520
5,917,697
Total Asset-Backed Securities
(cost $21,122,533)
20,318,522
Collateralized Mortgage Obligations 12 .0%
Bellemeade Re Ltd., Series
2021-3A, Class B1, 9.19%,
9/25/2031(a)(b) 2,100,000 2,099,989
Connecticut Avenue Securities
Trust
Series 2023-R03, Class
2M1, 7.84%, 4/25/2043(a)
(b) 769,343 787,255
Series 2023-R06, Class
1M1, 7.04%, 7/25/2043(a)
(b) 805,659 813,075
Series 2024-R02, Class
1B1, 7.84%, 2/25/2044(a)(b) 1,270,000 1,291,260
Series 2024-R03, Class
2M2, 7.29%, 3/25/2044(a)
(b) 500,000 502,391
Series 2024-R04, Class
1A1, 6.33%, 5/25/2044(a)(b) 905,427 906,557
Eagle RE Ltd., Series 2023-
1, Class M1B, 9.29%,
9/26/2033(a)(b) 2,380,000 2,470,502
FARM Mortgage Trust, Series
2021-1, Class B, 3.24%,
7/25/2051(a)(b) 601,621 425,879
FHLMC STACR REMIC Trust
Series 2020-HQA5, Class
B2, 12.74%, 11/25/2050(a)
(b) 1,140,000 1,379,173

NVIT Amundi Multi Sector Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 3
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2020-DNA6, Class
B2, 10.99%, 12/25/2050(a)
(b) 2,115,000 2,400,065
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 16.45%, 10/25/2048(a)
(b) 2,800,000 3,559,557
Series 2019-DNA3, Class
B2, 13.60%, 7/25/2049(a)(b) 1,360,000 1,574,512
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.20%, 6/1/2051(a)(b) 81,500,186 906,209
GCAT Trust, Series 2021-
CM1, Class M1, 3.28%,
4/25/2065(a)(b) 805,000 659,434
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 1,773,889 299,018
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 886,683 150,015
Home RE Ltd., Series 2023-
1, Class M1B, 9.94%,
10/25/2033(a)(b) 570,000 596,758
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 27,014,293 336,228
JP Morgan Mortgage Trust
Series 2021-10, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 50,402,810 313,229
Series 2021-8, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 45,214,204 284,691
MFA Trust, Series 2023-
RTL2, Class A1, 8.50%,
11/25/2028(a)(c) 718,000 733,063
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
9.80%, 7/25/2029(a)(b) 3,270,000 3,276,205
Radnor RE Ltd.
Series 2023-1, Class M1A,
8.04%, 7/25/2033(a)(b) 1,930,000 1,955,590
Series 2023-1, Class M1B,
9.69%, 7/25/2033(a)(b) 510,000 533,030
Saluda Grade Alternative
Mortgage Trust
Series 2024-RTL4, Class
A1, 7.50%, 2/25/2030(a)(c) 960,000 960,542
Series 2024-RTL5, Class
A1, 7.76%, 4/25/2030(a)(c) 860,000 866,432
STACR Trust, Series 2018-
HRP2, Class B2, 15.95%,
2/25/2047(a)(b) 2,000,000 2,467,500
Towd Point Mortgage Trust,
Series 2022-SJ1, Class B1,
5.25%, 3/25/2062(a)(b) 1,829,000 1,619,778
Visio Trust, Series 2020-
1R, Class M1, 2.93%,
11/25/2055(a) 490,000 437,177
Total Collateralized Mortgage Obligations
(cost $31,854,752)
34,605,114
Commercial Mortgage-Backed Securities 7 .3%
Principal
Amount ($) Value ($)
BX Trust, Series 2021-
ARIA, Class D, 7.34%,
10/15/2036(a)(b) 1,700,000 1,668,144
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.61%, 10/10/2048(b) 3,000,000 2,389,918
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 9.09%, 1/25/2051(a)(b) 1,275,000 1,283,363
Series 2021-MN3, Class
M2, 9.34%, 11/25/2051(a)
(b) 1,615,000 1,633,645
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class D,
7.54%, 10/15/2036(a)(b) 700,000 671,562
Series 2021-IP, Class E,
8.99%, 10/15/2036(a)(b) 300,000 286,795
HTL Commercial Mortgage
Trust
Series 2024-T53, Class C,
7.32%, 5/10/2039(a)(b) 370,000 371,179
Series 2024-T53, Class D,
8.47%, 5/10/2039(a)(b) 990,000 997,987
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.48%,
6/15/2049(a)(b) 2,500,000 1,310,211
Med Trust, Series 2021-
MDLN, Class F, 9.44%,
11/15/2038(a)(b) 1,084,794 1,084,116
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.34%, 4/15/2048(a)(b) 2,000,000 1,455,625
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,622,040
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 715,000 528,077
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
14.20%, 10/25/2049(a)(b) 2,136,000 2,125,586
SLG Office Trust, Series
2021-OVA, Class E, 2.85%,
7/15/2041(a) 3,425,000 2,625,777
Total Commercial Mortgage-Backed
Securities
(cost $23,576,536) 21,054,025
Common Stocks 0 .4%
Shares
Paper & Forest Products 0 .1%
Catalyst Paper Corp. *^∞ 344,368 422,195

4 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Common Stocks
Shares Value ($)
Passenger Airlines 0 .3%
Grupo Aeromexico SAB de
CV *^∞ 43,743 806,956
Total Common Stocks
(cost $729,291)
1,229,151
Corporate Bonds 56 .2%
Principal
Amount ($)
Aerospace & Defense 0 .3%
Boeing Co. (The) ,
6.86%, 5/1/2054(a) 380,000 389,945
7.01%, 5/1/2064(a) 415,000 424,906
814,851
Automobile Components 0 .3%
Garrett Motion Holdings, Inc. ,
7.75%, 5/31/2032(a)(d) 875,000 886,744
Automobiles 0 .9%
Hyundai Capital America ,
5.68%, 6/26/2028(a)(d) 950,000 960,041
6.50%, 1/16/2029(a)(d) 690,000 720,528
6.20%, 9/21/2030(a) 770,000 800,024
2,480,593
Banks 11 .4%
Australia & New Zealand
Banking Group Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.62%),
5.73%, 9/18/2034(a)(e) 1,375,000 1,366,033
Banco Santander SA ,
6.92%, 8/8/2033 800,000 835,184
6.94%, 11/7/2033 1,600,000 1,747,611
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(e) 600,000 632,173
CaixaBank SA ,
Reg. S, (EUR Swap Annual
5 Year + 3.86%), 3.63%,
9/14/2028(e)(f) EUR 1,000,000 894,243
(SOFR + 2.77%), 6.84%,
9/13/2034(a)(e) 1,280,000 1,351,663
(SOFR + 2.26%), 6.04%,
6/15/2035(a)(d)(e) 200,000 200,406
Citigroup, Inc. ,
(SOFR + 2.66%), 6.17%,
5/25/2034(d)(e) 1,110,000 1,128,859
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(d)(e) 295,000 294,078
(SOFR + 2.33%), 6.65%,
4/25/2035(d)(e) 380,000 392,786
Comerica Bank ,
(SOFR + 2.61%), 5.33%,
8/25/2033(e) 989,000 887,531
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Federation des Caisses
Desjardins du Quebec ,
5.25%, 4/26/2029(a)(d) 1,480,000 1,476,478
ING Groep NV ,
(SOFR + 1.44%), 5.34%,
3/19/2030(d)(e) 955,000 951,266
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(e)(f) 2,408,000 1,874,426
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 4.40%),
8.25%, 11/21/2033(a)(e) 1,380,000 1,521,914
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.90%),
7.78%, 6/20/2054(a)(e) 955,000 997,664
KeyCorp ,
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(d)
(e) 510,000 517,057
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.91%),
8.00%, 9/27/2029(e)(f) 1,000,000 1,022,203
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.75%),
8.13%, 11/10/2033(e)(f) 595,000 601,155
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.20%),
6.48%, 6/1/2034(e) 755,000 766,924
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(e)(f) 1,525,000 1,271,463
Santander Holdings USA, Inc. ,
(SOFR + 2.14%), 6.34%,
5/31/2035(d)(e) 1,900,000 1,894,549
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(d)(e) 2,300,000 2,264,579
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.10%),
6.10%, 1/11/2035(a)(d)(e) 1,600,000 1,622,771
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d)(e) 145,000 153,970

NVIT Amundi Multi Sector Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp.,
(SOFR + 2.24%), 4.92%,
7/28/2033(e) 1,360,000 1,258,781
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(d)(e) 1,760,000 1,717,942
US Bancorp ,
(SOFR + 2.11%), 4.97%,
7/22/2033(d)(e) 1,240,000 1,169,292
(SOFR + 2.09%), 5.85%,
10/21/2033(d)(e) 1,995,000 2,026,052
32,839,053
Beverages 0 .3%
Suntory Holdings Ltd. ,
5.12%, 6/11/2029(a)(d) 865,000 867,371
Building Products 0 .2%
Owens Corning ,
5.70%, 6/15/2034(d) 530,000 534,878
Capital Markets 3 .1%
Jefferies Financial Group, Inc. ,
6.20%, 4/14/2034 1,260,000 1,276,152
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(d)(e) 1,310,000 1,254,346
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(e) 695,000 690,951
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(d)(e) 375,000 370,873
Nomura Holdings, Inc. ,
5.61%, 7/6/2029 2,400,000 2,412,884
5.78%, 7/3/2034 425,000 423,411
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.76%),
9.25%, 11/13/2033(a)(d)
(e)(f) 390,000 436,758
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
5.96%, 1/12/2034(a)(e) 1,890,000 1,918,436
8,783,811
Chemicals 0 .4%
Rain Carbon, Inc. ,
12.25%, 9/1/2029(a)(d) 1,100,000 1,183,911
Commercial Services & Supplies 0 .6%
Brink's Co. (The) ,
6.50%, 6/15/2029(a)(d) 170,000 171,782
Element Fleet Management
Corp. ,
5.64%, 3/13/2027(a) 550,000 551,326
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Element Fleet Management
Corp.,
6.32%, 12/4/2028(a)(d) 1,025,000 1,059,643
1,782,751
Consumer Finance 3 .2%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 1,090,000 936,546
Ally Financial, Inc. ,
(SOFR + 3.26%), 6.99%,
6/13/2029(d)(e) 1,040,000 1,079,180
Avolon Holdings Funding Ltd. ,
6.38%, 5/4/2028(a)(d) 1,665,000 1,690,831
Capital One Financial Corp. ,
(SOFR + 2.60%), 5.82%,
2/1/2034(d)(e) 480,000 475,074
(SOFR + 2.86%), 6.38%,
6/8/2034(e) 1,260,000 1,292,710
Ford Motor Credit Co. LLC ,
2.90%, 2/10/2029(d) 1,422,000 1,253,783
General Motors Financial Co.,
Inc. ,
6.40%, 1/9/2033(d) 2,340,000 2,428,574
9,156,698
Containers & Packaging 0 .3%
Sealed Air Corp. ,
6.50%, 7/15/2032(a) 925,000 919,810
Distributors 0 .3%
Dealer Tire LLC ,
8.00%, 2/1/2028(a)(d) 936,000 903,212
Diversified Consumer Services 0 .2%
Champions Financing, Inc. ,
8.75%, 2/15/2029(a)(d) 620,000 635,794
Diversified REITs 0 .3%
Uniti Group LP ,
6.00%, 1/15/2030(a) 1,450,000 876,946
Diversified Telecommunication Services 1 .1%
Altice France SA ,
5.13%, 7/15/2029(a) 835,000 549,097
Total Play Telecomunicaciones
SA de CV ,
6.38%, 9/20/2028(a) 2,605,000 1,486,227
Windstream Escrow LLC ,
7.75%, 8/15/2028(a)(d) 1,135,000 1,069,221
3,104,545
Electric Utilities 1 .6%
ITC Holdings Corp. ,
5.65%, 5/9/2034(a)(d) 645,000 645,095
Light Servicos de Eletricidade
SA ,
4.38%, 6/18/2026(a)(g) 1,730,000 843,375
PacifiCorp ,
5.45%, 2/15/2034(d) 1,330,000 1,313,832
Southern California Edison
Co. ,
5.45%, 6/1/2031(d) 320,000 322,287

6 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Vistra Operations Co. LLC ,
7.75%, 10/15/2031(a) 1,195,000 1,244,462
6.95%, 10/15/2033(a) 295,000 315,735
4,684,786
Electrical Equipment 0 .4%
Energizer Gamma Acquisition
BV ,
3.50%, 6/30/2029(a) EUR 1,080,000 1,056,890
Energy Equipment & Services 0 .6%
Borr IHC Ltd. ,
10.00%, 11/15/2028(a) 409,451 427,877
10.38%, 11/15/2030(a)(d) 297,597 311,276
USA Compression Partners
LP ,
7.13%, 3/15/2029(a) 895,000 901,809
1,640,962
Financial Services 5 .7%
Alamo Re Ltd. ,
Series A, (T-BILL 1MO
+ 8.39%), 13.75%,
6/7/2026(a)(e) 700,000 696,990
Series A, (T-BILL 1MO +
6.00%), 6.00%, 6/7/2027(a)
(e) 500,000 490,250
Series B, (T-BILL 1MO
+ 7.75%), 13.13%,
6/7/2027(a)(e) 250,000 245,975
Aquila Re I Ltd. ,
Series A-1, (3 Month
Treasury Bill Rate + 5.65%),
5.65%, 6/8/2026(a)(e) 450,000 452,520
Series C-1, (3 Month
Treasury Bill Rate + 9.18%),
9.18%, 6/8/2026(a)(e) 450,000 459,945
Series A-1, (3 Month
Treasury Bill Rate + 5.50%),
10.87%, 6/7/2027(a)(e) 250,000 247,000
Atlas Capital DAC ,
Series A, (SOFR + 7.25%),
12.61%, 6/5/2026(a)(e) 450,000 438,300
Series 2024, (SOFR
+ 12.50%), 0.50%,
6/8/2027(a)(e) 250,000 261,850
Black Kite Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.85%), 12.21%,
6/9/2025(a)(e) 450,000 452,340
Block, Inc. ,
6.50%, 5/15/2032(a) 1,135,000 1,150,198
Cape Lookout Re Ltd. ,
Series A, (T-BILL 1MO
+ 8.42%), 13.79%,
4/28/2026(a)(e) 450,000 451,575
Series A, (T-BILL 1MO
+ 8.00%), 13.36%,
4/5/2027(a)(e) 250,000 247,050
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Citrus Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.59%), 6.75%,
6/7/2026(a)(e) 450,000 456,030
Four Lakes Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.46%), 11.82%,
1/7/2026(a)(e) 450,000 458,550
Series A, (3 Month Treasury
Bill Rate + 5.75%), 11.12%,
1/7/2027(a)(e) 250,000 246,575
Freedom Mortgage Holdings
LLC ,
9.25%, 2/1/2029(a)(d) 845,000 844,454
9.13%, 5/15/2031(a)(d) 1,010,000 982,831
Herbie Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.00%), 11.37%,
1/7/2028(a)(e) 250,000 222,100
High Point Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.75%), 11.12%,
1/6/2027(a)(e) 250,000 246,800
Hypatia Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 10.50%),
15.88%, 4/8/2026(a)(e) 450,000 454,500
Lightning Re ,
Series 2023, (3 Month
Treasury Bill Rate
+ 11.00%), 16.36%,
3/31/2026(a)(e) 400,000 398,840
Locke Tavern Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.78%), 4.78%,
4/9/2026(a)(e) 450,000 450,765
Long Point Re IV Ltd. ,
Series 2022, (3 Month
Treasury Bill Rate + 4.25%),
9.61%, 6/1/2026(a)(e) 450,000 448,785
Mayflower Re Ltd. ,
Series A, (T-BILL 1MO +
4.50%, 1.56% Cap, 0.56%
Floor), 0.00%, 7/8/2027(a)
(e) 250,000 250,037
Mona Lisa Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 12.50%),
17.87%, 1/8/2026(a)(e) 450,000 461,115
Mystic Re IV Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 11.69%),
17.06%, 1/8/2025(a)(e) 450,000 433,260
Series A, (3 Month Treasury
Bill Rate + 9.17%), 14.64%,
1/8/2026(a)(e) 450,000 456,300
Series A, (3 Month Treasury
Bill Rate + 12.00%),
17.36%, 1/8/2027(a)(e) 250,000 248,575

NVIT Amundi Multi Sector Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Palm RE Ltd. ,
Series A, (T-BILL 1MO
+ 9.50%), 14.87%,
6/7/2027(a)(e) 250,000 246,625
Queen Street 2023 RE DAC ,
Series A, (3 Month Treasury
Bill Rate + 7.50%), 12.86%,
12/8/2025(a)(e) 450,000 447,075
Sanders Re III Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.41%), 8.77%,
4/7/2026(a)(e) 450,000 432,810
Series A, (3 Month Treasury
Bill Rate + 8.14%), 13.50%,
6/5/2026(a)(e) 450,000 456,120
(3 Month Treasury Bill
Rate + 5.55%), 10.92%,
4/7/2027(a)(e) 450,000 447,660
Series A, (3 Month Treasury
Bill Rate + 5.75%), 11.12%,
4/7/2028(a)(e) 250,000 246,275
Sussex Capital UK Pcc Ltd. ,
(3 Month Treasury Bill
Rate + 8.36%), 13.73%,
1/8/2025(a)(e) 450,000 430,650
Topanga Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.05%), 5.05%,
1/8/2026(a)(e) 450,000 430,740
Ursa Re Ltd. ,
Series Aa, (3 Month
Treasury Bill Rate + 5.50%),
10.88%, 12/6/2025(a)(e) 450,000 454,725
16,246,190
Food Products 1 .2%
Bimbo Bakeries USA, Inc. ,
5.38%, 1/9/2036(a) 640,000 623,657
JBS USA Holding Lux Sarl ,
5.75%, 4/1/2033 469,000 467,879
6.50%, 12/1/2052(d) 1,285,000 1,287,596
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 1,145,000 944,539
3,323,671
Gas Utilities 0 .7%
CenterPoint Energy
Resources Corp. ,
5.40%, 7/1/2034 240,000 237,644
KeySpan Gas East Corp. ,
5.99%, 3/6/2033(a) 1,770,000 1,781,940
2,019,584
Ground Transportation 0 .9%
Ashtead Capital, Inc. ,
5.95%, 10/15/2033(a) 700,000 701,322
Penske Truck Leasing Co. LP ,
5.25%, 7/1/2029(a) 1,885,000 1,869,093
2,570,415
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 1 .2%
CVS Health Corp. ,
5.55%, 6/1/2031 1,190,000 1,191,046
Health Care Service Corp. ,
5.20%, 6/15/2029(a) 215,000 214,074
5.45%, 6/15/2034(a) 360,000 355,788
US Acute Care Solutions LLC ,
9.75%, 5/15/2029(a)(d) 1,675,000 1,649,521
3,410,429
Health Care REITs 0 .6%
MPT Operating Partnership
LP ,
3.50%, 3/15/2031(d) 2,550,000 1,661,620
Hotels, Restaurants & Leisure 3 .2%
Carnival Corp. ,
6.00%, 5/1/2029(a)(d) 2,005,000 1,980,579
5.75%, 1/15/2030(a) EUR 1,060,000 1,168,275
Choice Hotels International,
Inc. ,
5.85%, 8/1/2034 280,000 275,970
Cruise Yacht Upper HoldCo
Ltd. ,
11.88%, 7/5/2028 800,000 806,000
Darden Restaurants, Inc. ,
6.30%, 10/10/2033(d) 2,960,000 3,056,224
Hilton Grand Vacations
Borrower Escrow LLC ,
6.63%, 1/15/2032(a)(d) 715,000 718,348
Las Vegas Sands Corp. ,
6.00%, 8/15/2029 80,000 80,413
Marriott International, Inc. ,
5.30%, 5/15/2034(d) 1,025,000 1,006,379
9,092,188
Insurance 5 .9%
Blue Ridge Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.25%), 10.62%,
1/8/2027(a)(e) 250,000 246,375
Series B, (T-BILL 1MO
+ 8.00%), 13.37%,
1/8/2027(a)(e) 250,000 245,875
Bonanza RE Ltd. ,
Series 2022, (3 Month
Treasury Bill Rate + 5.62%),
11.16%, 3/16/2025(a)(e) 250,000 235,850
Series A, (3 Month Treasury
Bill Rate + 8.45%), 13.63%,
1/8/2026(a)(e) 450,000 452,430
CNO Financial Group, Inc. ,
6.45%, 6/15/2034(d) 1,685,000 1,683,387
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(d)(e) 2,010,000 1,688,400
First Coast Re IV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 9.52%), 9.00%,
4/7/2026(a)(e) 400,000 396,360

8 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
FloodSmart Re Ltd. ,
Series A, (T-BILL 1MO
+ 17.15%), 22.53%,
3/11/2026(a)(e) 800,000 785,680
Series A, (3 Month Treasury
Bill Rate + 14.00%),
19.37%, 3/12/2027(a)(e) 500,000 495,000
Gateway Re Ltd. ,
Series A, (T-BILL 1MO
+ 13.96%), 19.34%,
2/24/2026(a)(e) 450,000 458,685
Series AA, (T-BILL 1MO
+ 5.50%), 10.88%,
7/8/2027(a)(e) 250,000 244,000
Integrity Re Ltd. ,
Series A, (T-BILL 1MO
+ 12.00%), 17.36%,
6/6/2025(a)(e) 400,000 397,560
Series B, (T-BILL 1MO
+ 13.25%), 18.64%,
6/6/2026(a)(e) 250,000 245,050
Kendall Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.25%), 11.62%,
4/30/2027(a)(e) 250,000 249,875
Series B, (3 Month Treasury
Bill Rate + 7.75%), 13.12%,
4/30/2027(a)(e) 250,000 240,000
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 806,650
Marlon Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 7.00%), 12.37%,
6/7/2027(a)(e) 250,000 249,925
Merna Reinsurance II Ltd. ,
Series 3, (3 Month Treasury
Bill Rate + 7.53%), 12.90%,
7/7/2025(a)(e) 250,000 245,000
Series A, (3 Month Treasury
Bill Rate + 7.75%), 13.12%,
7/7/2026(a)(e) 400,000 410,680
Series B, (3 Month Treasury
Bill Rate + 10.25%),
15.63%, 7/7/2026(a)(e) 450,000 454,005
Series A, (3 Month Treasury
Bill Rate + 7.25%), 12.61%,
7/7/2027(a)(e) 250,000 247,523
Series C, (3 Month Treasury
Bill Rate + 8.50%), 13.86%,
7/7/2027(a)(e) 250,000 248,066
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(e) 170,000 169,865
Nippon Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.59%),
5.95%, 4/16/2054(a)(d)(e) 1,660,000 1,636,737
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Purple Re Ltd. ,
Series A, (T-BILL 1MO
+ 9.00%), 14.37%,
6/7/2027(a)(e) 500,000 496,600
Residential Reinsurance 2020
Ltd. ,
Series 3, (3 Month Treasury
Bill Rate + 8.13%), 13.51%,
12/6/2024(a)(e) 416,000 396,406
Residential Reinsurance 2023
Ltd. ,
Series 5, (3 Month Treasury
Bill Rate + 5.92%), 11.29%,
12/6/2027(a)(e) 250,000 244,675
Series 3, (T-BILL 1MO
+ 8.50%), 13.87%,
12/6/2027(a)(e) 250,000 242,275
Solomon Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.52%), 10.88%,
6/8/2026(a)(e) 450,000 454,860
Titania RE Ltd. ,
Series A, (T-BILL 1MO
+ 12.53%), 17.91%,
2/27/2026(a)(e) 450,000 460,710
Torrey Pines Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.00%), 10.37%,
6/5/2026(a)(e) 450,000 451,080
Series A, (T-BILL 1MO +
6.00%), 0.50%, 6/7/2027(a)
(e) 250,000 250,825
Vitality Re XII Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 2.75%), 8.12%,
1/7/2025(a)(e) 250,000 248,800
Vitality Re XIII Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 2.00%), 7.36%,
1/6/2026(a)(e) 450,000 446,895
Series B, (3 Month Treasury
Bill Rate + 2.75%), 8.11%,
1/6/2026(a)(e) 250,000 247,225
Vitality Re XIV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.50%), 8.87%,
1/5/2027(a)(e) 500,000 507,750
16,981,079
IT Services 0 .1%
ION Trading Technologies
Sarl ,
9.50%, 5/30/2029(a)(d) 305,000 310,658
Media 1 .0%
Charter Communications
Operating LLC ,
6.65%, 2/1/2034(d) 2,225,000 2,247,566
CSC Holdings LLC ,
11.75%, 1/31/2029(a) 415,000 353,934
4.63%, 12/1/2030(a) 775,000 282,257

NVIT Amundi Multi Sector Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(g) 693,000 13,860
2,897,617
Metals & Mining 0 .7%
Anglo American Capital plc ,
6.00%, 4/5/2054(a)(d) 430,000 425,298
First Quantum Minerals Ltd. ,
9.38%, 3/1/2029(a) 335,000 350,033
Galileo Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 7.00%), 12.37%,
1/8/2026(a)(e) 250,000 247,800
Series A, (3 Month Treasury
Bill Rate + 7.00%), 12.37%,
1/7/2028(a)(e) 250,000 247,050
Steel Dynamics, Inc. ,
5.38%, 8/15/2034 860,000 845,283
2,115,464
Multi-Utilities 0 .5%
Algonquin Power & Utilities
Corp. ,
5.37%, 6/15/2026(c)(d) 95,000 94,539
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.25%),
4.75%, 1/18/2082(d)(e) 1,330,000 1,216,700
Black Hills Corp. ,
6.00%, 1/15/2035(d) 235,000 236,390
1,547,629
Office REITs 0 .9%
COPT Defense Properties LP ,
2.90%, 12/1/2033(d) 3,150,000 2,480,215
Highwoods Realty LP ,
3.05%, 2/15/2030 79,000 66,990
2.60%, 2/1/2031 83,000 66,303
2,613,508
Oil, Gas & Consumable Fuels 4 .4%
Aker BP ASA ,
6.00%, 6/13/2033(a)(d) 2,005,000 2,025,616
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a)(d) 1,090,000 1,142,134
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.97%),
7.20%, 6/27/2054(d)(e) 185,000 186,114
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(e) 185,000 185,370
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.43%),
8.50%, 1/15/2084(d)(e) 990,000 1,067,251
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 620,000 614,135
6.55%, 12/1/2033 1,225,000 1,298,227
Golar LNG Ltd. ,
7.00%, 10/20/2025(a) 688,751 683,585
Hilcorp Energy I LP ,
6.88%, 5/15/2034(a)(d) 1,930,000 1,909,129
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 835,711 740,759
Petroleos Mexicanos ,
6.70%, 2/16/2032 2,047,000 1,713,909
Tullow Oil plc ,
10.25%, 5/15/2026(a) 1,106,000 1,049,169
12,615,398
Passenger Airlines 1 .4%
ABRA Global Finance ,
6.00%, 3/2/2028(a)(h) 885,489 850,260
American Airlines, Inc. ,
5.75%, 4/20/2029(a)(d) 345,000 335,640
Grupo Aeromexico SAB de
CV ,
8.50%, 3/17/2027(a) 1,115,000 1,115,751
VistaJet Malta Finance plc ,
7.88%, 5/1/2027(a)(d) 810,000 715,017
6.38%, 2/1/2030(a)(d) 1,192,000 936,617
3,953,285
Pharmaceuticals 0 .5%
Royalty Pharma plc ,
5.40%, 9/2/2034(d) 1,420,000 1,381,876
Tricida, Inc. ,
3.50%, 5/15/2027^∞ 2,520,000 0
1,381,876
Real Estate Management & Development 0 .4%
Kennedy-Wilson, Inc. ,
4.75%, 2/1/2030(d) 1,485,000 1,232,732
Residential REITs 0 .8%
Sun Communities Operating
LP ,
5.70%, 1/15/2033 2,305,000 2,269,862
Semiconductors & Semiconductor Equipment 0 .5%
Foundry JV Holdco LLC ,
6.15%, 1/25/2032(a) 260,000 265,034
5.88%, 1/25/2034(a)(d) 660,000 654,357
6.25%, 1/25/2035(a) 385,000 393,163
6.40%, 1/25/2038(a)(d) 260,000 267,982
1,580,536

10 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco 0 .1%
BAT Capital Corp. ,
6.00%, 2/20/2034(d) 339,000 342,947
Total Corporate Bonds
(cost $166,158,989)
161,320,294
Foreign Government Securities 1 .2%
SAUDI ARABIA 0.3%
Kingdom of Saudi Arabia,
5.75%, 1/16/2054(a) 980,000 952,560
UNITED ARAB EMIRATES 0.9%
UAE INTERNATIONAL
GOVERNMENT BOND,
4.86%, 7/2/2034(a) 2,600,000 2,592,554
Total Foreign Government Securities
(cost $3,558,485)
3,545,114
Loan Participations 1 .5%
Building Products 0 .1%
MI Windows and Doors LLC,
Term Loan, (CME Term
SOFR 1 Month + 3.50%),
8.84%, 3/28/2031 (e) 220,000 221,146
0
Distributors 0 .0%
†
Gates Corp., Term Loan,
(CME Term SOFR 1 Month
+ 2.25%), 7.59%, 6/4/2031
(e) 214,400 214,535
0
Health Care Equipment 0 .2%
Sotera Health Holdings LLC,
Term Loan, (CME Term
SOFR 1 Month + 3.25%),
8.59%, 5/30/2031 (e) 527,919 527,094
0
IT Services 0 .5%
Fortress Intermediate 3, Inc.,
Term Loan, (CME Term
SOFR 1 Month + 0.00%),
0.00%, 5/9/2031 (e) 1,368,000 1,368,000
0
Media 0 .6%
DirecTV Financing LLC, Term
Loan B, (CME Term SOFR
1 Month + 5.25%), 10.71%,
8/2/2029 (e) 434,525 432,057
Radiate Holdco LLC, Term
Loan B, (CME Term SOFR
1 Month + 3.25%), 8.71%,
9/25/2026 (e) 1,642,875 1,326,967
1,759,024
0
Loan Participations
Principal
Amount ($) Value ($)
Pharmaceuticals 0 .1%
Endo Finance Holdings, Inc.,
Term Loan, (CME Term
SOFR 3 Month + 0.00%),
9.83%, 4/23/2031 (e) 280,000 279,476
0
Total Loan Participations
(cost $4,668,891) 4,369,275
Mortgage-Backed Security 9 .1%
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
6.00%, 7/25/2054 26,000,000
26,072,109
Total Mortgage-Backed Security
(cost $26,133,047)
26,072,109
Supranational 0 .3%
International Bank for
Reconstruction &
Development(e)
(SOFR + 4.00%), 1.89%,
4/24/2028(a)(e) 250,000 251,175
(SOFR + 12.00%), 16.68%,
4/24/2028(a)(e) 250,000 248,725
(SOFR + 13.50%), 18.18%,
4/24/2028(a)(e) 250,000 246,050
Total Supranational
(cost $750,000)
745,950
Warrants 0 .0%
†
Number of
Warrants
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026 * 35,000 12,167
Total Warrants
(cost $0)
12,167
Short-Term Investment 1 .2%
Principal
Amount ($)
U.S. Treasury Obligation 1 .2%
U.S. Treasury Bills, 5.29%,
7/2/2024 3,500,000 3,499,488
Total Short-Term Investment
(cost $3,499,487)
3,499,488

NVIT Amundi Multi Sector Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 11
Repurchase Agreements 11 .7%
Principal
Amount ($) Value ($)
Bank of America NA
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $3,001,328,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/1/2042 -
7/1/2046; total market
value $3,060,000. (i)(j) 3,000,000 3,000,000
Cantor Fitzgerald & Co.
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,004,484,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074;
total market value
$10,200,000. (i)(j) 10,000,000 10,000,000
Cantor Fitzgerald & Co.
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $4,486,906,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$4,574,593. (i)(j) 4,484,895 4,484,895
Citi Global Market, Inc.
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $3,001,328,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 2.25%, maturing
3/31/2026 - 7/31/2028;
total market value
$3,060,001. (i)(j) 3,000,000 3,000,000
MetLife, Inc.
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $2,000,889,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $2,041,118. (i)(j) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,004,442,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $10,200,000. (i)(j) 10,000,000 10,000,000
Santander US Capital
Markets
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $1,000,445,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 7.18%, maturing
8/25/2024 - 8/20/2071;
total market value
$1,020,453. (i)(j) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $33,484,895)
33,484,895
Total Investments
(cost $315,536,906) — 108.0%
310,256,104
Liabilities in excess of other
assets — (8.0)% (23,098,741)
NET ASSETS — 100.0%
$ 287,157,363
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2024 was
$171,358,617 which represents 59.67% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2024.
(d) The security or a portion of this security is on loan as of
June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $44,031,608, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $33,484,895 and by $12,317,096 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from 7/15/2024 – 2/15/2054, a total value of $45,801,991.

12 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2024.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2024. The
maturity date reflects the next call date.
(g) Security in default.
(h) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $33,484,895.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro
USD United States Dollar

NVIT Amundi Multi Sector Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 13
Centrally Cleared Credit default swap contracts outstanding - buy protection as of June 30, 2024

:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)

Notional
Amount

Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.47 USD 533,898 (11,916) (730) (12,646)
Markit CDX North
American High
Yield Index Series
42-V1 5.00 Quarterly 6/20/2029 3.44 USD 77,000,000 (4,939,997) 5,559 (4,934,438)
(4,951,913) 4,829 (4,947,084)
As of June 30, 2024, the Fund had $3,780,588 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

14 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Forward Foreign Currency Contracts outstanding as of June 30, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 3,043,370 EUR 2,835,873 HSBC Bank PLC 7/22/2024 3,362
USD 535,312 MXN 9,845,834 HSBC Bank PLC 9/27/2024 4,485
Total unrealized appreciation 7,847
Net unrealized appreciation 7,847
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 47 9/2024 USD 9,598,281 22,525
U.S. Treasury 10 Year Note 29 9/2024 USD 3,189,547 25,103
U.S. Treasury Long Bond 20 9/2024 USD 2,366,251 28,655
Total long contracts 76,283
Short Contracts
Euro-Bobl (13) 9/2024 EUR (1,621,118) (11,460)
Euro-Bund (29) 9/2024 EUR (4,087,795) (40,070)
U.S. Treasury 5 Year Note (352) 9/2024 USD (37,515,500) (60,857)
U.S. Treasury 10 Year Ultra Note (544) 9/2024 USD (61,761,000) (485,188)
U.S. Treasury Ultra Bond (41) 9/2024 USD (5,139,094) (54,877)
Total short contracts (652,452)
Net contracts (576,169)
As of June 30, 2024, the Fund had $2,129,640 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 15
Asset-Backed Securities 8 .4%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 27,720 27,311
Automobiles 1 .6%
AmeriCredit Automobile
Receivables Trust, Series
2022-2, Class B, 4.81%,
4/18/2028 1,814,000 1,798,082
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 2,475,000 2,396,886
Bayview Opportunity Master
Fund VII LLC, Series 2024-
CAR1, Class A, 6.44%,
12/26/2031(a)(b) 1,121,436 1,124,994
Bayview Opportunity Master
Fund VII Trust, Series
2024-SN1, Class C, 5.83%,
12/15/2028(a) 1,064,000 1,062,999
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 1,236,927 1,244,167
Credit Acceptance Auto
Loan Trust, Series 2022-
3A, Class A, 6.57%,
10/15/2032(a) 1,765,000 1,774,178
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 1,310,573 1,308,354
Ford Credit Auto Owner Trust
Series 2022-C, Class A4,
4.59%, 12/15/2027 4,071,000 4,024,449
Series 2024-1, Class A,
4.87%, 8/15/2036(a)(c) 2,482,000 2,461,444
Merchants Fleet Funding LLC,
Series 2024-1A, Class D,
6.85%, 4/20/2037(a) 2,815,000 2,818,969
Oscar US Funding XVI LLC,
Series 2024-1A, Class A3,
5.54%, 2/10/2028(a) 1,854,000 1,857,744
Santander Drive Auto
Receivables Trust
Series 2022-1, Class B,
2.36%, 8/17/2026 89,050 88,924
Series 2022-5, Class A3,
4.11%, 8/17/2026 192,406 192,222
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A2A, 5.89%,
3/22/2027(a) 1,087,538 1,088,532
Tesla Auto Lease Trust, Series
2023-B, Class A3, 6.13%,
9/21/2026(a) 4,393,000 4,417,084
US Bank NA, Series 2023-
1, Class B, 6.79%,
8/25/2032(a) 387,868 389,464
28,048,492
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases 0 .3%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 446,377 445,248
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 1,232,000 1,237,352
Daimler Trucks Retail Trust,
Series 2023-1, Class A3,
5.90%, 3/15/2027 4,184,000 4,205,670
5,888,270
Other 6 .0%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
6.62%, 4/21/2035(a)(b) 8,660,000 8,649,859
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 7.11%,
4/15/2034(a)(b) 5,600,000 5,599,804
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 4,008,000 3,634,682
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,081,350 3,747,331
EnFin Residential Solar
Receivables Trust, Series
2024-1A, Class A, 6.65%,
2/20/2055(a) 2,033,704 2,043,804
Flexential Issuer, Series
2021-1A, Class A2, 3.25%,
11/27/2051(a) 4,941,000 4,545,137
Fortress Credit Opportunities
IX CLO Ltd., Series 2017-
9A, Class A1TR, 7.14%,
10/15/2033(a)(b) 7,250,000 7,249,855
Fortress Credit Opportunities
XVII CLO Ltd., Series
2022-17A, Class A, 6.70%,
1/15/2030(a)(b) 923,917 923,904
Hilton Grand Vacations Trust
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 363,073 352,959
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 749,609 752,824
Marlette Funding Trust, Series
2022-3A, Class A, 5.18%,
11/15/2032(a) 3,837 3,835
MCF CLO IX Ltd., Series
2019-1A, Class A1RR,
7.29%, 4/17/2036(a)(b) 6,200,000 6,215,444
MCF CLO VIII Ltd., Series
2018-1A, Class AR, 7.25%,
4/18/2036(a)(b) 7,850,000 7,863,675
MetroNet Infrastructure Issuer
LLC, Series 2024-1A, Class
A2, 6.23%, 4/20/2054(a) 418,400 422,604
MF1 Ltd.
Series 2021-FL7, Class AS,
6.90%, 10/16/2036(a)(b) 6,378,500 6,289,086

16 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2022-FL8, Class A,
6.69%, 2/19/2037(a)(b) 4,196,734 4,167,984
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class A,
6.63%, 4/14/2035(a)(b) 12,721,428 12,737,330
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,475,630
OneMain Financial Issuance
Trust, Series 2019-
2A, Class A, 3.14%,
10/14/2036(a) 3,625,000 3,412,257
PFS Financing Corp., Series
2021-B, Class A, 0.77%,
8/15/2026(a) 8,280,000 8,225,973
Purewest Funding LLC, Series
2021-1, Class A1, 4.09%,
12/22/2036(a) 1,082,242 1,048,279
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 929,000 932,379
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,555,664
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 2,685,282 2,440,528
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 2,818,667 2,520,782
TIF Funding III LLC, Series
2024-1A, Class A, 5.48%,
4/20/2049(a) 3,930,888 3,910,386
Trestles CLO IV Ltd., Series
2021-4A, Class A, 6.76%,
7/21/2034(a)(b) 1,450,000 1,452,575
108,174,570
Student Loan 0 .5%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 4,774,621 4,151,663
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 4,775,336 4,169,245
8,320,908
Total Asset-Backed Securities
(cost $154,654,591)
150,459,551
Collateralized Mortgage Obligations 2 .4%
Angel Oak Mortgage Trust
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 390,934 378,708
Series 2024-3, Class A2,
4.80%, 11/26/2068(a)(c) 384,188 372,164
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(c) 1,493,911 1,496,662
COLT Mortgage Loan Trust,
Series 2023-3, Class A2,
7.43%, 9/25/2068(a)(c) 2,958,051 2,990,092
Cross Mortgage Trust
Series 2024-H2, Class A2,
6.42%, 4/25/2069(a)(c) 1,089,785 1,088,138
Series 2024-H2, Class A3,
6.52%, 4/25/2069(a)(c) 1,453,473 1,451,271
Series 2024-H3, Class A2,
6.58%, 6/25/2069(a)(c) 2,891,244 2,896,140
GCAT Trust, Series 2019-
NQM3, Class A1, 3.69%,
11/25/2059(a)(b) 622,595 589,984
GNMA REMICS, Series
2023-19, Class WB, 5.67%,
11/20/2051(b) 2,201,008 2,220,997
GS Mortgage-Backed
Securities Trust, Series
2024-HE1, Class A1,
6.94%, 8/25/2054(a)(b) 6,791,861 6,828,266
Imperial Fund Mortgage Trust,
Series 2023-NQM1, Class
A1, 5.94%, 2/25/2068(a)(c) 1,746,300 1,731,476
J.P. Morgan Mortgage Trust,
Series 2024-CES1, Class
A2, 6.15%, 6/25/2054(a)(c) 1,874,464 1,864,377
New Residential Mortgage
Loan Trust
Series 2019-NQM5, Class
A1, 2.71%, 11/25/2059(a)(b) 1,017,373 938,722
Series 2022-NQM1, Class
A1, 2.28%, 4/25/2061(a)(b) 7,635,650 6,523,468
NYMT Loan Trust, Series
2024-BPL2, Class A1,
6.51%, 5/25/2039(a)(c) 4,393,000 4,408,999
RCKT Mortgage Trust, Series
2024-CES2, Class A2,
6.39%, 4/25/2044(a)(b) 1,420,702 1,418,231
Starwood Mortgage
Residential Trust, Series
2021-3, Class A1, 1.13%,
6/25/2056(a)(b) 2,112,221 1,754,911
Towd Point Mortgage Trust,
Series 2023-1, Class A1,
3.75%, 1/25/2063(a) 1,549,341 1,458,978
Verus Securitization Trust
Series 2019-4, Class A1,
3.64%, 11/25/2059(a)(c) 224,565 218,012
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(b) 2,647,348 2,220,344
Total Collateralized Mortgage Obligations
(cost $44,850,166)
42,849,940

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 17
Commercial Mortgage-Backed Securities 0 .8%
Principal
Amount ($) Value ($)
Citigroup Commercial
Mortgage Trust, Series
2018-C6, Class A4, 4.41%,
11/10/2051 4,505,000 4,247,923
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 3,717,603
Series 2017-C39, Class A5,
3.42%, 9/15/2050 3,895,000 3,647,781
WFRBS Commercial
Mortgage Trust, Series
2014-C22, Class AS,
4.07%, 9/15/2057(b) 2,620,000 2,414,613
Total Commercial Mortgage-Backed
Securities
(cost $15,419,203) 14,027,920
Corporate Bonds 44 .7%
Aerospace & Defense 1 .4%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,330,005
3.63%, 2/1/2031(d) 10,130,000 8,866,033
5.71%, 5/1/2040 1,560,000 1,438,265
5.81%, 5/1/2050(d) 3,910,000 3,523,692
6.86%, 5/1/2054(a)(d) 2,292,000 2,351,986
Rolls-Royce plc ,
5.75%, 10/15/2027(a)(d) 3,620,000 3,636,547
TransDigm, Inc. ,
5.50%, 11/15/2027(d) 610,000 598,983
6.75%, 8/15/2028(a) 863,000 873,549
25,619,060
Automobiles 0 .5%
Ford Motor Co. ,
4.75%, 1/15/2043(d) 360,000 291,115
5.29%, 12/8/2046 360,000 314,967
Stellantis Finance US, Inc. ,
2.69%, 9/15/2031(a)(d) 1,521,000 1,257,275
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 3,485,000 3,417,759
3.75%, 5/13/2030(a) 4,385,000 4,046,545
9,327,661
Banks 7 .0%
Banco Santander SA ,
2.75%, 12/3/2030(d) 4,400,000 3,661,178
Bank of America Corp. ,
Series X, (CME Term SOFR
3 Month + 3.97%), 6.25%,
9/05/2024(e)(f) 1,240,000 1,234,856
4.45%, 3/3/2026 4,155,000 4,085,959
Series FF, (CME Term
SOFR 3 Month + 3.19%),
5.88%, 3/15/2028(e)(f) 1,000,000 994,516
(CME Term SOFR 3
Month + 1.77%), 3.71%,
4/24/2028(f) 3,125,000 2,993,163
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 2.15%), 2.59%,
4/29/2031(f) 4,605,000 3,981,555
(SOFR + 1.32%), 2.69%,
4/22/2032(d)(f) 5,870,000 4,960,862
(SOFR + 1.22%), 2.30%,
7/21/2032(d)(f) 5,145,000 4,211,833
(SOFR + 1.65%), 5.47%,
1/23/2035(d)(f) 1,034,000 1,032,954
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.34%),
4.63%, 2/25/2031(a)(e)(f) 1,290,000 1,032,998
Citigroup, Inc. ,
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(e)(f) 1,239,000 1,230,976
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(e)(f) 750,000 733,011
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(e)(f) 508,000 486,500
Citizens Bank NA ,
2.25%, 4/28/2025(d) 729,000 708,021
(SOFR + 1.45%), 6.06%,
10/24/2025(d)(f) 3,135,000 3,133,261
Citizens Financial Group, Inc. ,
Series B, (CME Term SOFR
3 Month + 3.26%), 8.57%,
10/06/2024(e)(f) 2,650,000 2,598,144
(SOFR + 2.01%), 5.84%,
1/23/2030(d)(f) 1,336,000 1,331,826
(SOFR + 2.33%), 6.65%,
4/25/2035(d)(f) 1,679,000 1,735,492
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.71%, 3/1/2030(a)(d)(f) 6,249,000 6,266,431
Fifth Third Bancorp ,
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(e)(f) 655,000 633,223
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.65%),
4.60%, 12/17/2030(e)(f) 5,582,000 4,784,101
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(e)(f) 1,000,000 989,026
(SOFR + 1.64%), 3.87%,
3/28/2026(f) 7,254,000 7,148,490
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(e)(f) 1,385,000 1,331,380

18 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co. ,
Series FF, (CME Term
SOFR 3 Month + 3.38%),
5.00%, 8/01/2024(e)(f) 1,385,000 1,381,039
Series CC, (CME Term
SOFR 3 Month + 2.84%),
8.17%, 8/01/2024(e)(f) 1,430,000 1,441,544
Series HH, (CME Term
SOFR 3 Month + 3.13%),
4.60%, 2/01/2025(e)(f) 2,208,000 2,177,226
Series KK, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 3.65%,
6/01/2026(e)(f) 450,000 425,637
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(f) 4,550,000 4,025,791
(SOFR + 1.07%), 1.95%,
2/4/2032(d)(f) 4,610,000 3,749,705
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(f) 2,385,000 1,624,861
PNC Financial Services
Group, Inc. (The) ,
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(d)(f) 2,671,000 2,735,881
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(f) 1,280,000 1,303,758
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.14%),
4.30%, 8/19/2028(a)(e)(f) 1,820,000 1,518,866
Toronto-Dominion Bank (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.98%),
7.25%, 7/31/2084(f) 5,400,000 5,386,500
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(f) 1,453,000 1,542,888
(SOFR + 2.36%), 5.87%,
6/8/2034(f) 742,000 747,637
(SOFR + 1.92%), 5.71%,
1/24/2035(f) 9,800,000 9,757,220
US Bancorp ,
(SOFR + 2.26%), 5.84%,
6/12/2034(d)(f) 1,532,000 1,553,299
(SOFR + 1.86%), 5.68%,
1/23/2035(f) 2,963,000 2,974,364
Wells Fargo & Co. ,
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(c)(e)(f) 645,000 642,052
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.45%), 3.90%,
3/15/2026(e)(f) 1,335,000 1,277,496
(SOFR + 2.00%), 2.19%,
4/30/2026(f) 1,680,000 1,631,353
(SOFR + 1.51%), 3.53%,
3/24/2028(f) 3,183,000 3,036,097
(SOFR + 1.74%), 5.57%,
7/25/2029(f) 2,408,000 2,429,846
(SOFR + 1.50%), 5.20%,
1/23/2030(d)(f) 2,396,000 2,385,940
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(f) 8,980,000 7,965,761
(SOFR + 2.53%), 3.07%,
4/30/2041(f) 5,055,000 3,706,741
126,721,258
Beverages 0 .7%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,805,000 2,586,097
Constellation Brands, Inc. ,
3.15%, 8/1/2029(d) 2,677,000 2,427,777
2.88%, 5/1/2030(d) 6,555,000 5,785,012
2.25%, 8/1/2031(d) 2,625,000 2,154,620
12,953,506
Biotechnology 0 .5%
Amgen, Inc. ,
5.25%, 3/2/2030 1,019,000 1,026,475
2.80%, 8/15/2041(d) 5,190,000 3,648,236
5.65%, 3/2/2053 2,441,000 2,404,001
Gilead Sciences, Inc. ,
2.80%, 10/1/2050 2,675,000 1,675,595
8,754,307
Broadline Retail 0 .1%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a)(d) 1,440,000 1,381,144
Building Products 1 .0%
Builders FirstSource, Inc. ,
6.38%, 3/1/2034(a)(d) 4,505,000 4,459,998
Carrier Global Corp. ,
2.49%, 2/15/2027(d) 1,046,000 979,317
2.72%, 2/15/2030(d) 3,515,000 3,105,316
6.20%, 3/15/2054(d) 523,000 559,946
Smyrna Ready Mix Concrete
LLC ,
6.00%, 11/1/2028(a)(d) 2,710,000 2,647,577
8.88%, 11/15/2031(a) 5,120,000 5,431,941
17,184,095

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 2 .8%
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(e)(f) 968,000 961,670
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(e)(f) 1,144,000 1,128,307
(CME Term SOFR 3
Month + 1.46%), 3.27%,
9/29/2025(f) 2,200,000 2,185,824
Series T, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.97%),
3.80%, 5/10/2026(e)(f) 605,000 570,202
Series U, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.92%), 3.65%,
8/10/2026(e)(f) 1,060,000 985,690
(SOFR + 1.09%), 1.99%,
1/27/2032(d)(f) 4,720,000 3,830,505
(SOFR + 1.28%), 2.62%,
4/22/2032(d)(f) 5,415,000 4,552,704
(SOFR + 1.25%), 2.38%,
7/21/2032(d)(f) 6,565,000 5,391,380
Morgan Stanley ,
(SOFR + 1.15%), 2.72%,
7/22/2025(d)(f) 3,440,000 3,433,538
3.63%, 1/20/2027(d) 4,000,000 3,856,584
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(f) 2,825,000 2,689,139
(SOFR + 1.14%), 2.70%,
1/22/2031(f) 7,235,000 6,342,058
(SOFR + 1.02%), 1.93%,
4/28/2032(f) 4,630,000 3,720,046
Nasdaq, Inc. ,
5.35%, 6/28/2028(d) 1,398,000 1,410,693
5.95%, 8/15/2053(d) 366,000 369,779
State Street Corp. ,
Series I, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.61%),
6.70%, 3/15/2029(e)(f) 3,595,000 3,616,430
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.31%),
4.38%, 2/10/2031(a)(e)(f) 1,040,000 843,496
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(f) 1,359,000 1,426,118
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.77%),
5.70%, 2/8/2035(a)(f) 2,591,000 2,588,358
49,902,521
Chemicals 1 .0%
Axalta Coating Systems Dutch
Holding B BV ,
7.25%, 2/15/2031(a)(d) 189,000 196,266
Braskem Netherlands Finance
BV ,
4.50%, 1/31/2030(a) 5,844,000 4,941,504
Celanese US Holdings LLC ,
5.34%, 1/19/2029 EUR 6,820,000 7,648,403
Orbia Advance Corp. SAB de
CV ,
2.88%, 5/11/2031(a) 1,769,000 1,463,572
Solvay Finance America LLC ,
5.85%, 6/4/2034(a) 3,491,000 3,496,752
17,746,497
Commercial Services & Supplies 0 .8%
GFL Environmental, Inc. ,
6.75%, 1/15/2031(a)(d) 4,363,000 4,451,063
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(a) 590,000 585,517
6.25%, 1/15/2028(a)(d) 1,250,000 1,231,779
Williams Scotsman, Inc. ,
6.63%, 6/15/2029(a)(d) 3,615,000 3,643,605
Wrangler Holdco Corp. ,
6.63%, 4/1/2032(a) 3,736,000 3,719,499
13,631,463
Construction Materials 0 .1%
Cemex SAB de CV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.16%),
9.13%, 3/14/2028(a)(e)(f) 1,420,000 1,514,842
Consumer Finance 2 .4%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 6,420,000 5,516,169
American Express Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
3.55%, 9/15/2026(e)(f) 1,625,000 1,514,825
Capital One Financial Corp. ,
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(e)(f) 1,000,000 920,256
Discover Financial Services ,
6.70%, 11/29/2032 1,606,000 1,675,851
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025(d) 10,914,000 10,671,029
5.80%, 3/5/2027(d) 2,690,000 2,690,061

20 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Ford Motor Credit Co. LLC,
4.13%, 8/17/2027(d) 7,453,000 7,081,807
5.11%, 5/3/2029(d) 585,000 565,156
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 2,741,000 2,422,321
2.35%, 1/8/2031(d) 10,208,000 8,374,407
Macquarie Airfinance Holdings
Ltd. ,
6.50%, 3/26/2031(a)(d) 2,067,000 2,125,525
43,557,407
Consumer Staples Distribution & Retail 0 .1%
7-Eleven, Inc. ,
1.80%, 2/10/2031(a)(d) 3,130,000 2,507,066
Containers & Packaging 0 .7%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a) 200,000 196,525
4.00%, 9/1/2029(a) 3,043,000 2,575,155
Sealed Air Corp. ,
1.57%, 10/15/2026(a) 6,640,000 6,045,846
6.13%, 2/1/2028(a)(d) 271,000 270,346
6.50%, 7/15/2032(a) 3,219,000 3,200,937
12,288,809
Diversified REITs 0 .2%
VICI Properties LP ,
3.50%, 2/15/2025(a)(d) 3,660,000 3,610,385
Diversified Telecommunication Services 1 .9%
AT&T, Inc. ,
4.35%, 3/1/2029(d) 2,955,000 2,863,927
2.25%, 2/1/2032 4,105,000 3,329,976
3.50%, 6/1/2041(d) 1,420,000 1,084,882
3.50%, 9/15/2053 12,145,000 8,244,485
3.65%, 9/15/2059(d) 1,290,000 865,102
CCO Holdings LLC ,
5.50%, 5/1/2026(a)(d) 100,000 98,824
4.75%, 3/1/2030(a)(d) 55,000 47,637
Iliad Holding SASU ,
8.50%, 4/15/2031(a)(d) 1,784,000 1,806,369
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 206,720
8.75%, 3/15/2032 265,000 318,745
Verizon Communications, Inc. ,
1.50%, 9/18/2030(d) 6,085,000 4,965,587
3.50%, 6/28/2032 EUR 4,659,000 4,938,613
2.65%, 11/20/2040 1,185,000 816,199
3.70%, 3/22/2061(d) 5,420,000 3,824,242
33,411,308
Electric Utilities 2 .5%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 3,860,524 3,357,034
CenterPoint Energy Houston
Electric LLC ,
5.30%, 4/1/2053 516,000 494,525
Commonwealth Edison Co. ,
4.00%, 3/1/2049 3,230,000 2,501,067
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Corp. ,
3.50%, 6/15/2051 2,665,000 1,801,870
5.00%, 8/15/2052 7,175,000 6,233,154
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 1,672,565
Edison International ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.90%), 5.00%,
12/15/2026(e)(f) 2,457,000 2,337,103
Electricite de France SA ,
5.70%, 5/23/2028(a) 779,000 786,859
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.41%),
9.13%, 3/15/2033(a)(e)(f) 1,670,000 1,816,290
6.90%, 5/23/2053(a) 1,818,000 1,931,196
Enel Finance America LLC ,
7.10%, 10/14/2027(a)(d) 1,292,000 1,356,816
Enel Finance International NV ,
7.50%, 10/14/2032(a) 1,371,000 1,516,411
5.50%, 6/26/2034(a)(d) 1,411,000 1,374,926
Eversource Energy ,
5.50%, 1/1/2034(d) 1,271,000 1,246,962
Exelon Corp. ,
4.05%, 4/15/2030(d) 6,194,000 5,812,479
5.45%, 3/15/2034(d) 891,000 884,663
FirstEnergy Corp. ,
Series C, 5.10%,
7/15/2047(c) 450,000 387,243
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 376,000 365,816
IPALCO Enterprises, Inc. ,
5.75%, 4/1/2034(a) 2,309,000 2,291,798
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 1,584,883
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028(d) 2,320,000 2,051,244
Niagara Mohawk Power Corp. ,
5.66%, 1/17/2054(a) 939,000 901,130
NRG Energy, Inc. ,
3.63%, 2/15/2031(a)(d) 490,000 420,222
3.88%, 2/15/2032(a)(d) 35,000 30,051
Pacific Gas and Electric Co. ,
3.30%, 8/1/2040 1,410,000 1,004,124
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(a)(d) 270,000 251,406
44,411,837
Financial Services 0 .3%
Fiserv, Inc. ,
5.60%, 3/2/2033 1,244,000 1,254,237
Global Payments, Inc. ,
5.40%, 8/15/2032(d) 1,723,000 1,688,207
Synchrony Bank ,
5.40%, 8/22/2025 2,951,000 2,928,853
5,871,297

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 0 .7%
Bimbo Bakeries USA, Inc. ,
6.40%, 1/15/2034(a)(d) 3,871,000 4,092,425
5.38%, 1/9/2036(a)(d) 449,000 437,534
J M Smucker Co. (The) ,
2.75%, 9/15/2041 4,817,000 3,174,127
6.50%, 11/15/2053(d) 1,041,000 1,118,652
NBM US Holdings, Inc. ,
7.00%, 5/14/2026(a) 4,285,000 4,287,764
13,110,502
Ground Transportation 0 .3%
AerCap Global Aviation Trust ,
(CME Term SOFR 3
Month + 4.56%), 6.50%,
6/15/2045(a)(f) 229,000 228,472
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a)(d) 1,418,000 1,178,573
XPO, Inc. ,
7.13%, 2/1/2032(a)(d) 4,325,000 4,432,865
5,839,910
Health Care Providers & Services 0 .6%
CVS Health Corp. ,
3.00%, 8/15/2026(d) 3,045,000 2,901,598
1.75%, 8/21/2030(d) 4,080,000 3,316,579
5.88%, 6/1/2053(d) 577,000 552,915
HCA, Inc. ,
7.69%, 6/15/2025 85,000 86,399
5.38%, 9/1/2026 690,000 688,279
3.13%, 3/15/2027(d) 1,099,000 1,038,313
5.63%, 9/1/2028(d) 145,000 146,293
Tenet Healthcare Corp. ,
6.13%, 10/1/2028(d) 1,370,000 1,363,149
10,093,525
Hotels, Restaurants & Leisure 1 .6%
Caesars Entertainment, Inc. ,
8.13%, 7/1/2027(a)(d) 770,000 785,656
7.00%, 2/15/2030(a)(d) 1,648,000 1,683,730
6.50%, 2/15/2032(a)(d) 305,000 306,496
Carnival Corp. ,
6.00%, 5/1/2029(a)(d) 750,000 740,865
International Game
Technology plc ,
5.25%, 1/15/2029(a)(d) 4,665,000 4,513,857
MGM China Holdings Ltd. ,
4.75%, 2/1/2027(a)(d) 2,089,000 1,990,026
NCL Corp. Ltd. ,
7.75%, 2/15/2029(a)(d) 4,370,000 4,543,493
Royal Caribbean Cruises Ltd. ,
6.25%, 3/15/2032(a)(d) 4,491,000 4,528,729
Wynn Macau Ltd. ,
5.63%, 8/26/2028(a)(d) 8,198,000 7,688,044
5.63%, 8/26/2028(a) 1,950,000 1,828,700
28,609,596
Household Durables 0 .2%
Whirlpool Corp. ,
5.75%, 3/1/2034(d) 3,916,000 3,909,862
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
0 .4%
AES Andes SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.92%),
6.35%, 10/7/2079(a)(f) 2,889,000 2,845,762
Constellation Energy
Generation LLC ,
5.80%, 3/1/2033(d) 4,027,000 4,108,869
6,954,631
Industrial REITs 0 .2%
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 3,445,000 2,747,843
Insurance 1 .5%
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
3.20%, 10/30/2027(a)(e)(f) 8,200,000 6,701,843
American International Group,
Inc. ,
4.38%, 6/30/2050(d) 4,738,000 3,924,905
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.13%, 12/15/2051(a)(d)(f) 5,514,000 5,163,841
Massachusetts Mutual Life
Insurance Co. ,
3.73%, 10/15/2070(a) 5,250,000 3,545,973
MetLife, Inc. ,
6.40%, 12/15/2036 6,358,000 6,435,282
Unum Group ,
6.00%, 6/15/2054(d) 1,178,000 1,131,359
26,903,203
Interactive Media & Services 0 .2%
Meta Platforms, Inc. ,
4.45%, 8/15/2052(d) 4,840,000 4,172,403
IT Services 0 .1%
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026 1,054,000 972,010
Machinery 0 .3%
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a)(d) 5,709,000 5,533,826
Media 0 .9%
Charter Communications
Operating LLC ,
2.80%, 4/1/2031(d) 2,835,000 2,317,097
5.75%, 4/1/2048 2,009,000 1,679,618
4.80%, 3/1/2050 1,720,000 1,261,771
3.70%, 4/1/2051 2,565,000 1,559,756
Comcast Corp. ,
3.30%, 2/1/2027(d) 2,740,000 2,626,422
Paramount Global ,
4.20%, 5/19/2032(d) 3,702,000 3,023,737

22 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Paramount Global,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062(d)(f) 4,025,000 3,554,709
Univision Communications,
Inc. ,
8.00%, 8/15/2028(a) 139,000 135,557
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a)(d) 440,000 391,514
16,550,181
Metals & Mining 0 .4%
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a)(d) 4,520,000 4,468,828
Vale Overseas Ltd. ,
6.40%, 6/28/2054 2,802,000 2,770,338
7,239,166
Multi-Utilities 0 .5%
DTE Energy Co. ,
Series F, 1.05%,
6/1/2025(d) 2,645,000 2,536,087
NiSource, Inc. ,
5.25%, 3/30/2028(d) 485,000 484,473
5.35%, 4/1/2034 2,130,000 2,089,066
Public Service Enterprise
Group, Inc. ,
6.13%, 10/15/2033(d) 1,796,000 1,866,002
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031(d) 3,120,000 2,524,493
9,500,121
Oil, Gas & Consumable Fuels 6 .9%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 492,553
Antero Midstream Partners LP ,
6.63%, 2/1/2032(a)(d) 1,669,000 1,684,018
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.04%),
4.38%, 6/22/2025(e)(f) 1,344,000 1,317,584
Cheniere Energy Partners LP ,
4.50%, 10/1/2029(d) 795,000 757,350
3.25%, 1/31/2032(d) 630,000 537,721
5.95%, 6/30/2033(d) 874,000 886,187
CITGO Petroleum Corp. ,
7.00%, 6/15/2025(a) 2,577,000 2,576,300
8.38%, 1/15/2029(a) 2,749,000 2,833,429
Columbia Pipelines Holding
Co. LLC ,
6.06%, 8/15/2026(a) 689,000 694,488
Columbia Pipelines Operating
Co. LLC ,
6.54%, 11/15/2053(a) 1,524,000 1,605,823
CVR Energy, Inc. ,
5.75%, 2/15/2028(a) 5,408,000 5,014,621
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc. ,
5.40%, 4/18/2034(d) 1,453,000 1,438,539
5.75%, 4/18/2054 2,683,000 2,601,012
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 675,000 623,596
4.30%, 4/15/2032(a) 3,995,000 3,611,547
Enbridge, Inc. ,
6.70%, 11/15/2053(d) 2,215,000 2,418,669
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(f) 5,562,000 5,573,124
Energy Transfer LP ,
2.90%, 5/15/2025 2,930,000 2,858,152
5.25%, 7/1/2029 7,158,000 7,113,472
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 1,506,000 1,491,753
7.38%, 2/1/2031(a)(d) 352,000 367,308
5.55%, 5/15/2034 575,000 569,067
5.95%, 5/15/2054(d) 1,424,000 1,386,646
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,310,000 4,340,271
Series E, (CME Term SOFR
3 Month + 3.29%), 5.25%,
8/16/2077(d)(f) 2,500,000 2,390,793
Global Partners LP ,
6.88%, 1/15/2029(d) 1,583,000 1,568,339
8.25%, 1/15/2032(a) 5,910,000 6,074,487
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 642,000 621,620
5.50%, 10/15/2030(a) 1,825,000 1,763,543
Howard Midstream Energy
Partners LLC ,
8.88%, 7/15/2028(a)(d) 2,409,000 2,549,031
7.38%, 7/15/2032(a)(d) 1,136,000 1,153,670
Korea National Oil Corp. ,
1.75%, 4/18/2025(a) 2,812,000 2,730,301
Marathon Oil Corp. ,
4.40%, 7/15/2027(d) 1,710,000 1,671,935
MPLX LP ,
4.90%, 4/15/2058 7,900,000 6,492,106
NGPL PipeCo LLC ,
7.77%, 12/15/2037(a)(d) 3,413,000 3,938,663
Occidental Petroleum Corp. ,
6.45%, 9/15/2036(d) 4,155,000 4,339,910
ONEOK, Inc. ,
3.25%, 6/1/2030(d) 2,270,000 2,043,763
5.80%, 11/1/2030 1,209,000 1,237,535
6.10%, 11/15/2032(d) 1,246,000 1,287,775
6.63%, 9/1/2053(d) 5,383,000 5,744,394
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 2,955,000 2,202,924
Petroleos Mexicanos ,
6.88%, 10/16/2025 97,000 96,652
Phillips 66 ,
1.30%, 2/15/2026(d) 2,420,000 2,265,316

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031 4,695,000 3,941,816
Saudi Arabian Oil Co. ,
Reg. S, 4.25%, 4/16/2039 950,000 826,500
Targa Resources Partners LP ,
5.50%, 3/1/2030 7,766,000 7,718,311
4.88%, 2/1/2031(d) 1,266,000 1,208,085
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031(d) 10,000,000 8,447,066
125,107,765
Passenger Airlines 0 .4%
Air Canada ,
3.88%, 8/15/2026(a)(d) 255,000 242,554
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 536,667 531,896
5.75%, 4/20/2029(a)(d) 500,000 486,435
United Airlines, Inc. ,
4.38%, 4/15/2026(a)(d) 1,250,000 1,207,509
4.63%, 4/15/2029(a)(d) 4,641,000 4,322,210
6,790,604
Pharmaceuticals 0 .4%
Bayer US Finance LLC ,
6.50%, 11/21/2033(a)(d) 2,206,000 2,256,745
Endo Finance Holdings, Inc. ,
8.50%, 4/15/2031(a)(d) 498,000 513,924
Teva Pharmaceutical Finance
Netherlands III BV ,
5.13%, 5/9/2029 841,000 809,016
Viatris, Inc. ,
4.00%, 6/22/2050 4,135,000 2,782,764
6,362,449
Retail REITs 0 .3%
Brixmor Operating Partnership
LP ,
3.85%, 2/1/2025(d) 1,524,000 1,507,424
Kite Realty Group LP ,
4.00%, 10/1/2026 1,256,000 1,214,997
5.50%, 3/1/2034 433,000 423,337
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.75%, 7/15/2034 1,924,000 1,900,033
5,045,791
Semiconductors & Semiconductor Equipment 0 .7%
Broadcom, Inc. ,
3.14%, 11/15/2035(a)(d) 694,000 555,747
3.19%, 11/15/2036(a)(d) 9,155,000 7,244,949
Intel Corp. ,
5.20%, 2/10/2033 588,000 587,081
5.70%, 2/10/2053(d) 388,000 381,354
Micron Technology, Inc. ,
2.70%, 4/15/2032(d) 1,124,000 930,673
NXP BV ,
3.25%, 11/30/2051 5,000,000 3,287,139
12,986,943
Software 0 .3%
Oracle Corp. ,
4.00%, 7/15/2046 2,510,000 1,914,155
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
3.95%, 3/25/2051(d) 1,505,000 1,112,760
5.55%, 2/6/2053(d) 768,000 726,646
VMware LLC ,
2.20%, 8/15/2031(d) 2,540,000 2,063,864
5,817,425
Specialized REITs 0 .7%
Crown Castle, Inc. ,
2.10%, 4/1/2031(d) 1,655,000 1,340,264
EPR Properties ,
4.50%, 4/1/2025 3,497,000 3,459,047
4.75%, 12/15/2026 4,700,000 4,542,035
4.50%, 6/1/2027 385,000 368,277
4.95%, 4/15/2028 340,000 325,462
3.75%, 8/15/2029(d) 140,000 124,825
Extra Space Storage LP ,
5.70%, 4/1/2028 1,213,000 1,226,566
2.35%, 3/15/2032 1,535,000 1,222,765
12,609,241
Technology Hardware, Storage & Peripherals 0 .2%
Dell International LLC ,
6.02%, 6/15/2026(d) 670,000 677,010
8.10%, 7/15/2036 1,296,000 1,545,581
8.35%, 7/15/2046(d) 257,000 324,998
3.45%, 12/15/2051 2,421,000 1,640,130
4,187,719
Tobacco 0 .9%
Altria Group, Inc. ,
4.25%, 8/9/2042(d) 2,457,000 1,954,968
BAT Capital Corp. ,
2.26%, 3/25/2028(d) 4,275,000 3,830,266
6.34%, 8/2/2030 1,940,000 2,022,503
7.08%, 8/2/2053(d) 699,000 743,287
BAT International Finance plc ,
1.67%, 3/25/2026(d) 3,036,000 2,844,130
Philip Morris International,
Inc. ,
5.63%, 11/17/2029(d) 871,000 889,608
2.10%, 5/1/2030(d) 5,645,000 4,780,498
17,065,260
Trading Companies & Distributors 0 .7%
Herc Holdings, Inc. ,
6.63%, 6/15/2029(a)(d) 3,676,000 3,727,548
United Rentals North America,
Inc. ,
6.13%, 3/15/2034(a)(d) 9,065,000 9,031,937
12,759,485
Transportation Infrastructure 0 .4%
Adani Ports & Special
Economic Zone Ltd. ,
3.38%, 7/24/2024(a) 7,915,000 7,900,335
Wireless Telecommunication Services 0 .9%
Sprint LLC ,
7.63%, 3/1/2026 315,000 323,688
T-Mobile USA, Inc. ,
2.05%, 2/15/2028 2,985,000 2,681,133
2.63%, 2/15/2029 215,000 192,570

24 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
2.40%, 3/15/2029 2,561,000 2,264,711
3.88%, 4/15/2030(d) 5,240,000 4,898,492
2.55%, 2/15/2031(d) 2,990,000 2,538,135
2.88%, 2/15/2031(d) 550,000 476,965
4.38%, 4/15/2040(d) 2,975,000 2,578,010
15,953,704
Total Corporate Bonds
(cost $881,431,256)
805,117,963
Foreign Government Securities 3 .0%
AUSTRALIA 0.7%
Treasury Corp. of Victoria,
5.25%, 9/15/2038 AUD 20,435,000 13,289,829
COLOMBIA 0.2%
Republic of Colombia,
8.75%, 11/14/2053 3,280,000 3,445,196
HUNGARY 0.0%
†
Hungary Government Bond,
6.75%, 9/25/2052(a) 1,220,000 1,302,755
ISRAEL 0.2%
State of Israel Government
Bond,
5.75%, 3/12/2054 3,479,000 3,126,751
PERU 0.8%
Bonos de la Tesoreria,
Reg. S, 7.30%,
8/12/2033(a) PEN 53,220,000 14,196,342
POLAND 0.4%
Republic of Poland,
5.50%, 3/18/2054 6,954,000 6,748,857
ROMANIA 0.7%
Romania Government Bond,
7.20%, 10/30/2033 RON 57,935,000 12,685,298
Total Foreign Government Securities
(cost $55,536,054)
54,795,028
Mortgage-Backed Securities 31 .3%
FHLMC Gold Pool
Pool# C03795
3.50%, 4/1/2042 372,069 340,764
Pool# Q08997
3.50%, 6/1/2042 221,423 203,684
Pool# Q19480
4.00%, 6/1/2043 711,151 667,084
Pool# V80509
4.00%, 10/1/2043 96,806 90,983
Pool# Q29697
3.50%, 11/1/2044 281,581 255,655
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G07961
3.50%, 3/1/2045 227,359 206,352
Pool# V82196
4.50%, 1/1/2046 101,870 98,576
Pool# G61281
3.50%, 1/1/2048 623,701 564,474
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 8,231,468 7,290,509
Pool# QA7325
3.00%, 2/1/2050 1,033,501 892,258
Pool# QA6750
3.00%, 2/1/2050 101,519 87,731
Pool# QA8311
3.00%, 3/1/2050 882,923 767,928
Pool# RA2650
3.00%, 5/1/2050 876,110 757,118
Pool# QB4785
2.50%, 10/1/2050 1,598,621 1,316,645
Pool# SD0612
2.50%, 11/1/2050 10,047,224 8,428,827
Pool# SD7535
2.50%, 2/1/2051 6,060,953 5,057,604
Pool# QB9401
2.00%, 3/1/2051 1,919,158 1,528,376
Pool# QC2992
2.50%, 6/1/2051 18,741,030 15,383,588
Pool# RA5910
3.50%, 9/1/2051 7,232,636 6,445,929
Pool# SD3771
2.50%, 3/1/2052 13,116,461 10,783,358
Pool# SD1607
2.50%, 3/1/2052 10,767,602 8,994,543
Pool# QE3991
4.00%, 5/1/2052 8,235,121 7,546,267
Pool# SD5351
3.00%, 6/1/2052 12,388,953 10,813,864
Pool# SD1042
3.00%, 6/1/2052 4,344,019 3,774,353
Pool# RA7557
4.50%, 6/1/2052 16,769,773 15,835,096
Pool# RA7556
4.50%, 6/1/2052 12,284,594 11,597,518
Pool# SD1440
3.50%, 7/1/2052 5,692,159 5,063,334
Pool# SD1716
5.00%, 9/1/2052 8,700,403 8,529,743
Pool# SD1686
5.50%, 9/1/2052 8,196,256 8,218,398
Pool# SD1853
5.50%, 11/1/2052 3,895,771 3,914,955
Pool# SD4084
5.50%, 10/1/2053 9,087,598 9,039,795
Pool# RA9992
6.00%, 10/1/2053 14,930,500 15,144,126
Pool# SD5224
6.00%, 3/1/2054 7,931,727 8,067,867
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 8,251,876 7,305,719
Pool# CA9439
2.50%, 3/1/2036 16,331,411 14,863,205

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB3424
3.00%, 5/1/2037 7,023,508 6,546,970
Pool# FS4267
4.50%, 3/1/2038 2,490,634 2,457,151
Pool# AH9471
4.50%, 4/1/2041 198,923 193,289
Pool# AH4038
4.50%, 4/1/2041 173,088 168,129
Pool# AI3506
4.50%, 6/1/2041 8,650 8,402
Pool# FS3014
5.00%, 10/1/2042 12,242,045 12,029,713
Pool# AL2866
3.50%, 11/1/2042 4,751,696 4,339,748
Pool# AQ9328
3.50%, 1/1/2043 81,237 74,140
Pool# AB9046
3.50%, 4/1/2043 476,633 433,612
Pool# AT2021
3.50%, 4/1/2043 323,795 295,070
Pool# AB9864
3.50%, 7/1/2043 169,564 154,206
Pool# AS0212
3.50%, 8/1/2043 730,973 663,325
Pool# AS0210
3.50%, 8/1/2043 457,036 415,355
Pool# AU3742
3.50%, 8/1/2043 260,185 236,700
Pool# AU6857
4.00%, 9/1/2043 253,652 238,525
Pool# AU4386
4.00%, 10/1/2043 77,439 72,727
Pool# AS1559
4.00%, 1/1/2044 489,604 459,245
Pool# AW2478
4.50%, 6/1/2044 83,370 80,569
Pool# AL6432
4.00%, 1/1/2045 479,806 449,348
Pool# AS5175
3.50%, 6/1/2045 449,873 407,728
Pool# AS6464
3.50%, 1/1/2046 407,915 369,407
Pool# MA3305
3.50%, 3/1/2048 3,973,204 3,574,344
Pool# BO8947
3.00%, 1/1/2050 586,353 506,234
Pool# FM4334
3.00%, 4/1/2050 1,296,943 1,119,721
Pool# FS2253
3.50%, 4/1/2050 6,594,149 5,911,208
Pool# CA5689
3.00%, 5/1/2050 1,866,529 1,618,224
Pool# BP9581
2.50%, 8/1/2050 1,228,335 1,021,235
Pool# FM5316
2.00%, 12/1/2050 1,443,463 1,138,954
Pool# FS2008
3.00%, 1/1/2051 12,271,472 10,461,838
Pool# FM7599
3.50%, 1/1/2051 7,499,588 6,714,466
Pool# CA8817
2.00%, 2/1/2051 3,262,753 2,571,130
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BR4515
2.00%, 2/1/2051 2,141,112 1,692,122
Pool# BR4029
2.00%, 2/1/2051 1,927,319 1,529,070
Pool# BR4051
2.00%, 2/1/2051 1,493,609 1,185,022
Pool# BR2667
2.00%, 2/1/2051 1,365,506 1,087,470
Pool# BR7795
2.50%, 4/1/2051 2,820,915 2,318,263
Pool# FM7151
2.00%, 5/1/2051 822,839 652,058
Pool# FM7189
2.50%, 5/1/2051 2,576,142 2,135,304
Pool# FS3080
3.00%, 5/1/2051 8,743,580 7,596,694
Pool# FM7398
2.50%, 6/1/2051 13,593,355 11,397,560
Pool# FM7738
2.50%, 6/1/2051 1,889,919 1,560,416
Pool# BT0417
2.50%, 6/1/2051 1,194,852 981,320
Pool# FM9134
3.00%, 6/1/2051 13,172,017 11,575,525
Pool# BT1339
2.50%, 7/1/2051 2,182,325 1,785,128
Pool# FM8178
2.50%, 7/1/2051 1,380,941 1,133,080
Pool# CB1038
2.50%, 7/1/2051 1,209,285 998,670
Pool# FS3391
2.50%, 8/1/2051 5,457,948 4,548,344
Pool# FP0012
3.00%, 8/1/2051 3,581,450 3,110,081
Pool# FM9563
3.00%, 10/1/2051 13,039,183 11,182,492
Pool# FS5928
2.50%, 1/1/2052 10,834,583 8,920,261
Pool# FS5448
3.00%, 3/1/2052 12,122,386 10,511,212
Pool# FS3537
2.50%, 4/1/2052 7,712,704 6,466,897
Pool# FS1380
3.50%, 4/1/2052 7,269,958 6,495,729
Pool# CB3674
3.50%, 5/1/2052 9,006,610 7,977,304
Pool# CB3678
4.00%, 5/1/2052 8,659,405 7,946,206
Pool# MA4644
4.00%, 5/1/2052 8,240,178 7,553,388
Pool# FS1855
4.00%, 5/1/2052 7,458,163 6,895,398
Pool# FS1804
4.00%, 5/1/2052 6,791,799 6,285,956
Pool# FS6731
3.00%, 6/1/2052 12,464,220 10,840,062
Pool# FS2074
3.00%, 6/1/2052 5,144,521 4,465,416
Pool# MA4625
3.50%, 6/1/2052 8,736,174 7,737,860
Pool# CB3851
4.00%, 6/1/2052 4,545,837 4,217,644

26 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS2513
4.00%, 7/1/2052 12,174,640 11,215,526
Pool# FS2323
4.00%, 7/1/2052 5,836,625 5,371,205
Pool# FS2293
4.50%, 7/1/2052 16,034,846 15,259,008
Pool# FS2257
4.50%, 7/1/2052 3,087,488 2,941,834
Pool# CB4037
5.00%, 7/1/2052 8,021,024 7,764,198
Pool# FS2790
5.00%, 9/1/2052 11,606,321 11,295,968
Pool# FS3210
5.00%, 9/1/2052 5,509,494 5,348,399
Pool# FS3220
5.50%, 11/1/2052 8,008,482 7,930,069
Pool# FS6582
6.00%, 12/1/2053 18,756,006 19,063,454
Pool# CB8355
6.50%, 4/1/2054 11,541,383 11,878,966
Pool# FS7651
6.50%, 4/1/2054 3,796,976 3,904,827
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 406,144 372,533
Pool# MA0783
3.50%, 2/20/2043 501,210 459,781
Pool# MA2892
3.50%, 6/20/2045 24,770 22,610
Pool# MA3663
3.50%, 5/20/2046 289,507 263,730
Pool# MA3803
3.50%, 7/20/2046 137,424 125,112
Pool# MA4262
3.50%, 2/20/2047 11,656 10,600
Pool# MA4510
3.50%, 6/20/2047 439,465 399,359
Pool# MA4586
3.50%, 7/20/2047 298,481 271,680
Pool# MA4837
3.50%, 11/20/2047 518,352 470,404
Pool# MA4962
3.50%, 1/20/2048 303,802 275,643
Pool# MA6542
3.50%, 3/20/2050 331,775 300,893
Pool# BT6867
3.00%, 5/20/2050 3,261,437 2,833,275
Pool# MA6994
2.00%, 11/20/2050 9,701,005 7,862,022
Pool# MA7590
3.00%, 9/20/2051 10,391,509 9,060,611
Pool# MA7705
2.50%, 11/20/2051 14,495,088 12,183,636
Total Mortgage-Backed Securities
(cost $598,755,198)
564,274,234
Municipal Bonds 0 .3%
Principal
Amount ($) Value ($)
California 0 .2%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 3,566,145
Michigan 0 .1%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 2,772,175
Total Municipal Bonds
(cost $8,188,719)
6,338,320
U.S. Treasury Obligations 6 .9%
U.S. Treasury Bonds
2.25%, 5/15/2041 20,013,000 14,479,718
1.75%, 8/15/2041 34,057,900 22,504,822
4.75%, 11/15/2043 10,594,000 10,734,702
4.50%, 2/15/2044 (d) 10,348,000 10,150,741
3.13%, 8/15/2044 15,807,900 12,633,353
3.63%, 2/15/2053 151,000 128,456
4.75%, 11/15/2053 3,250,000 3,359,687
U.S. Treasury Notes
4.25%, 5/31/2025 (d) 6,000,000 5,949,902
0.88%, 9/30/2026 40,348,000 37,134,345
2.50%, 3/31/2027 120,000 113,742
4.50%, 5/31/2029 6,265,000 6,307,583
Total U.S. Treasury Obligations
(cost $146,555,115)
123,497,051
Repurchase Agreements 5 .7%
Bank of America NA
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $4,001,770,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/1/2042 -
7/1/2046; total market
value $4,080,000. (g)(h) 4,000,000 4,000,000
Cantor Fitzgerald & Co.
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $20,809,326,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074;
total market value
$21,216,000. (g)(h) 20,800,000 20,800,000

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 27
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $16,403,632,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$16,724,206. (g)(h) 16,396,281 16,396,281
Citi Global Market, Inc.
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $22,009,735,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 2.25%, maturing
3/31/2026 - 7/31/2028;
total market value
$22,440,006. (g)(h) 22,000,000 22,000,000
MetLife, Inc.
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $14,006,219,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $14,287,829. (g)(h) 14,000,000 14,000,000
Pershing LLC
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $25,011,105,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $25,500,000. (g)(h) 25,000,000 25,000,000
Total Repurchase Agreements
(cost $102,196,281)
102,196,281
Total Investments
(cost $2,007,631,208) — 103.5%
1,863,556,288
Liabilities in excess of other
assets — (3.5)% (63,032,821)
NET ASSETS — 100.0%
$ 1,800,523,467
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2024 was
$452,007,851 which represents 25.10% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2024.
(d) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June 30,
2024 was $144,111,440, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $102,196,281 and by $47,688,901 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.48%, and maturity dates ranging
from 7/15/2024 – 2/15/2053, a total value of $149,885,182.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2024. The
maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2024.
(g) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of June 30, 2024 was $102,196,281.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
AUD Australian Dollar
EUR Euro
PEN Peru Nuevo Sol
RON Romanian Leu
USD United States Dollar

28 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Euro-Bobl 745 9/2024 EUR 92,902,557 (269,763)
U.S. Treasury 2 Year Note 847 9/2024 USD 172,973,281 453,771
U.S. Treasury 5 Year Note 4,720 9/2024 USD 503,048,750 3,013,711
U.S. Treasury 10 Year Ultra Note 671 9/2024 USD 76,179,469 780,178
U.S. Treasury Long Bond 580 9/2024 USD 68,621,250 911,308
Total long contracts 4,889,205
Short Contracts
Australia 10 Year Bond (226) 9/2024 AUD (17,122,180) (23,568)
Canada 10 Year Bond (1,016) 9/2024 CAD (89,171,536) (284,063)
Euro-Bund (26) 9/2024 EUR (3,664,919) (53,492)
Japan 10 Year Bond (70) 9/2024 JPY (62,155,510) 242,853
U.S. Treasury 10 Year Note (400) 9/2024 USD (43,993,750) (422,462)
U.S. Treasury Ultra Bond (220) 9/2024 USD (27,575,625) (205,369)
Total short contracts (746,101)
Net contracts 4,143,104
As of June 30, 2024, the Fund had $2,665,984 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
USD United States Dollar
Forward Foreign Currency Contracts outstanding as of June 30, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CAD 2,680,000 USD 1,957,059 Barclays Bank plc 7/12/2024 2,396
USD 13,103,539 EUR 12,022,000 Barclays Bank plc 7/12/2024 222,531
USD 795,240 GBP 626,000 Barclays Bank plc 7/12/2024 3,865
USD 14,577,013 PEN 54,295,000 Barclays Bank plc
**
7/12/2024 450,429
USD 13,462,486 RON 61,533,000 Barclays Bank plc 7/12/2024 224,211
Total unrealized appreciation 903,432
AUD 142,000 USD 94,944 Barclays Bank plc 7/12/2024 (191)
EUR 248,000 USD 268,842 Barclays Bank plc 7/12/2024 (3,122)
GBP 486,000 USD 616,091 Barclays Bank plc 7/12/2024 (1,701)
USD 13,395,407 AUD 20,138,000 Barclays Bank plc 7/12/2024 (42,146)
Total unrealized depreciation (47,160)
Net unrealized appreciation 856,272
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
EUR Euro
GBP British pound
PEN Peruvian nuevo sol
RON Romanian Leu
USD United States dollar

NVIT BNY Mellon Core Plus Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 29
Centrally Cleared Inflation-Linked swap contracts outstanding as of June 30, 2024 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 month HICPXT At
Termination
2.53% At
Termination Pay 4/22/2054 EUR 12,950,000 (42,694) 253,665 210,971
1 month UKRPI At
Termination
3.71% At
Termination Pay 5/16/2034 GBP 18,000,000 – 153,057 153,057
1 month UKRPI At
Termination
3.78% At
Termination Pay 4/22/2034 GBP 18,000,000 (18,791) 274,782 255,991
Total unrealized appreciation (61,485) 681,504 620,019
1 month USCPI At
Termination
2.54% At
Termination Rec 4/22/2054 USD 20,630,000 2,513 (154,789) (152,276)
Net unrealized appreciation (58,972) 526,715 467,743
– – –
As of June 30, 2024, the Fund had $2,494,734 segregated as collateral for swap contracts.
Currency:
EUR Euro
GBP British pound
USD United States dollar
Abbreviation:
HICPXT Harmonized Index of Consumer Prices ex. Tobacco
UKRPI United Kingdom Retail Price Index
USCPI United States Consumer Price Index
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Core Bond Fund
Asset-Backed Securities 8.8%
Principal
Amount ($) Value ($)
Airlines 0.5%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 3,489,597 3,202,541
United Airlines Pass-Through
Trust, Series 2020-1, Class
A, 5.88%, 10/15/2027 5,674,871 5,690,960
8,893,501
Automobiles 1.3%
Carmax Select Receivables
Trust, Series 2024-A, Class
A3, 5.40%, 11/15/2028 1,000,000 1,000,061
Exeter Automobile
Receivables Trust, Series
2024-3A, Class A3, 5.65%,
12/15/2027 500,000 500,332
GM Financial Automobile
Leasing Trust, Series
2024-2, Class A3, 5.39%,
7/20/2027 2,400,000 2,406,953
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 6,000,000 5,972,748
Santander Drive Auto
Receivables Trust, Series
2024-3, Class A3, 5.63%,
1/16/2029 3,800,000 3,804,777
SBNA Auto Lease Trust,
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 2,200,000 2,205,586
Tesla Auto Lease Trust, Series
2024-A, Class A2A, 5.37%,
6/22/2026(a) 1,000,000 997,913
Westlake Automobile
Receivables Trust
Series 2023-4A, Class A3,
6.24%, 7/15/2027(a) 1,280,000 1,289,415
Series 2023-1A, Class A3,
5.21%, 1/18/2028(a) 4,088,000 4,073,763
22,251,548
Credit Card 1.4%
American Express Credit
Account Master Trust,
Series 2022-3, Class A,
3.75%, 8/15/2027 3,500,000 3,437,023
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 2,912,000 2,892,536
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 4,000,000 3,946,087
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 8,500,000 8,521,699
Discover Card Execution
Note Trust, Series 2023-A1,
Class A, 4.31%, 3/15/2028 4,000,000 3,939,720
22,737,065
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases 0.1%
Dllad LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 750,000 750,360
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 1,250,000 1,254,240
2,004,600
Home Equity 0.0%
†
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
6.70%, 1/25/2036(b) 215,927 213,003
Other 5.5%
720 East CLO V Ltd., Series
2024-2A, Class A1, 6.86%,
7/20/2037(a)(b) 8,500,000 8,513,634
AMSR Trust, Series 2024-
SFR1, Class A, 4.29%,
7/17/2041(a) 8,500,000 8,048,395
Ares XXXIX CLO Ltd., Series
2016-39A, Class AR3,
6.75%, 7/18/2037(a)(b) 14,900,000 14,935,149
CVS Pass-Through Trust
6.04%, 12/10/2028 2,877,415 2,884,554
6.94%, 1/10/2030 5,852,988 5,915,905
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 578,081 492,569
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 166,108 163,801
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 1,756,427 1,564,448
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 3,361,451 2,840,792
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 1,243,982 1,069,289
Goodgreen Trust
Series 2017-1A, Class A,
3.74%, 10/15/2052(a) 304,832 275,140
Series 2021-1A, Class A,
2.66%, 10/15/2056(a) 5,458,510 4,488,690
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 1,395,405 1,287,519
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 488,862 455,822
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 590,372 554,157
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
6.82%, 4/20/2037(a)(b) 8,500,000 8,528,747
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
0.00%, 8/15/2037(a)(b) 8,750,000 8,750,000
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 2,301,424 2,109,639

NVIT Core Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 31
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon American Homes Trust,
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,530,609 7,198,216
Tricon Residential Trust
Series 2024-SFR2, Class A,
4.75%, 6/17/2040(a) 4,000,000 3,899,016
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 1,575,000 1,505,998
Wise CLO Ltd., Series
2024-2A, Class A, 0.00%,
7/15/2037(a)(b) 8,500,000 8,500,000
93,981,480
Total Asset-Backed Securities
(cost $152,847,264)
150,081,197
Collateralized Mortgage Obligations 1.3%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 646,150 609,692
AREIT Trust, Series 2022-
CRE6, Class A, 6.58%,
1/20/2037(a)(b) 1,807,436 1,792,749
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 578,516 518,500
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 3,886,283 3,474,577
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 213,630 206,243
FNMA REMICS, Series
2007-6, Class PA, 5.50%,
2/25/2037 27,627 28,258
J.P. Morgan Mortgage Trust,
Series 2024-4, Class A6,
6.50%, 10/25/2054(a)(b) 8,140,246 8,145,960
New Residential Mortgage
Loan Trust, Series 2014-
2A, Class A3, 3.75%,
5/25/2054(a)(b) 427,504 397,612
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 2,723,000 2,298,100
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 2,723,000 2,250,619
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 1,839,000 1,508,696
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 804,585 743,919
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 604,953 563,548
Total Collateralized Mortgage Obligations
(cost $24,461,035)
22,538,473
Commercial Mortgage-Backed Securities 1.1%
Principal
Amount ($) Value ($)
Aventura Mall Trust, Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 1,400,000 1,323,103
BB-UBS Trust, Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 4,742,317
BXP Trust, Series 2017-
GM, Class B, 3.54%,
6/13/2039(a)(b) 3,900,000 3,594,394
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 8,819,572
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 771,202
Total Commercial Mortgage-Backed
Securities
(cost $22,010,132) 19,250,588
Corporate Bonds 34.9%
Aerospace & Defense 0.8%
Boeing Co. (The) ,
2.95%, 2/1/2030(d) 4,775,000 4,088,007
3.25%, 2/1/2035(d) 3,500,000 2,672,713
3.55%, 3/1/2038 1,060,000 767,102
GE Capital Funding LLC ,
4.55%, 5/15/2032(d) 1,207,000 1,152,123
RTX Corp. ,
5.15%, 2/27/2033(d) 3,350,000 3,315,205
4.15%, 5/15/2045 2,000,000 1,615,697
13,610,847
Automobiles 0.6%
Hyundai Capital America ,
2.38%, 10/15/2027(a)(d) 5,080,000 4,633,112
1.80%, 1/10/2028(a) 672,000 595,487
5.80%, 4/1/2030(a) 2,500,000 2,544,970
6.38%, 4/8/2030(a)(d) 1,730,000 1,806,032
9,579,601
Banks 6.1%
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(d)(e) 5,000,000 4,910,463
4.25%, 10/22/2026(d) 3,000,000 2,925,537
Series L, 4.18%, 11/25/2027 4,000,000 3,861,553
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d)(e) 2,340,000 2,216,035
(SOFR + 1.53%), 1.90%,
7/23/2031(e) 2,500,000 2,059,226
(SOFR + 1.21%), 2.57%,
10/20/2032(e) 1,150,000 953,182
(SOFR + 1.91%), 5.29%,
4/25/2034(d)(e) 2,500,000 2,473,761

32 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d)(e) 6,250,000 5,114,491
BNP Paribas SA ,
4.38%, 9/28/2025(a)(d) 5,000,000 4,909,803
BPCE SA ,
4.63%, 7/11/2024(a) 3,000,000 2,997,832
4.50%, 3/15/2025(a) 5,500,000 5,426,384
(SOFR + 1.52%), 1.65%,
10/6/2026(a)(d)(e) 900,000 851,597
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(d)(e) 5,250,000 4,271,952
Citigroup, Inc. ,
(SOFR + 1.53%), 3.29%,
3/17/2026(d)(e) 7,000,000 6,875,033
(SOFR + 3.91%), 4.41%,
3/31/2031(e) 3,250,000 3,097,479
(SOFR + 1.94%), 3.79%,
3/17/2033(e) 3,650,000 3,252,254
Citizens Financial Group, Inc. ,
(SOFR + 2.33%), 6.65%,
4/25/2035(d)(e) 3,200,000 3,307,668
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a)(d) 1,250,000 1,094,381
Fifth Third Bank NA ,
(United States SOFR
Compounded Index
+ 1.23%), 5.85%,
10/27/2025(e) 2,550,000 2,547,760
Huntington National Bank
(The) ,
5.65%, 1/10/2030 2,000,000 2,001,820
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 2.08%,
4/22/2026(d)(e) 8,500,000 8,254,014
(CME Term SOFR 3
Month + 1.11%), 1.76%,
11/19/2031(d)(e) 1,600,000 1,301,515
(SOFR + 2.08%), 4.91%,
7/25/2033(d)(e) 1,125,000 1,092,642
(SOFR + 2.58%), 5.72%,
9/14/2033(d)(e) 2,075,000 2,103,724
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(d)(e) 3,724,000 3,599,422
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(e) 1,800,000 1,666,033
(SOFR + 1.85%), 5.12%,
1/26/2034(e) 2,500,000 2,394,415
US Bancorp ,
(SOFR + 1.88%), 6.79%,
10/26/2027(d)(e) 2,550,000 2,625,506
(SOFR + 1.86%), 5.68%,
1/23/2035(d)(e) 1,800,000 1,806,904
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.95%),
2.49%, 11/3/2036(d)(e) 500,000 393,643
Wells Fargo & Co. ,
(CME Term SOFR 3
Month + 1.09%), 2.41%,
10/30/2025(d)(e) 1,000,000 988,640
3.00%, 4/22/2026 5,000,000 4,793,490
(SOFR + 1.50%), 3.35%,
3/2/2033(d)(e) 3,000,000 2,601,617
(SOFR + 2.10%), 4.90%,
7/25/2033(d)(e) 1,500,000 1,442,796
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d)(e) 4,750,000 3,896,936
104,109,508
Beverages 0.5%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 1,000,000 921,960
Anheuser-Busch InBev
Finance, Inc. ,
4.90%, 2/1/2046(d) 1,700,000 1,556,174
Anheuser-Busch InBev
Worldwide, Inc. ,
4.90%, 1/23/2031(d) 2,500,000 2,510,466
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 1,500,000 1,457,819
5.30%, 5/15/2048(a) 825,000 746,369
PepsiCo, Inc. ,
3.90%, 7/18/2032(d) 825,000 770,052
7,962,840
Biotechnology 0.6%
Amgen, Inc. ,
4.05%, 8/18/2029(d) 1,675,000 1,602,099
5.65%, 3/2/2053 2,500,000 2,462,106
CSL Finance plc ,
4.25%, 4/27/2032(a)(d) 7,000,000 6,574,926
10,639,131
Broadline Retail 0.2%
Amazon.com, Inc. ,
4.70%, 12/1/2032(d) 4,175,000 4,137,723
Building Products 0.1%
Owens Corning ,
5.95%, 6/15/2054(d) 1,594,000 1,606,740
Capital Markets 2.9%
Brookfield Finance, Inc. ,
4.35%, 4/15/2030(d) 5,500,000 5,212,147
6.35%, 1/5/2034(d) 1,000,000 1,048,064
FMR LLC ,
6.50%, 12/14/2040(a)(d) 2,000,000 2,181,093
5.15%, 2/1/2043(a) 1,000,000 936,705
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025(d) 500,000 492,353

NVIT Core Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 0.80%), 1.43%,
3/9/2027(e) 5,250,000 4,898,747
(SOFR + 0.82%), 1.54%,
9/10/2027(e) 750,000 688,839
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(e) 5,000,000 4,754,511
(SOFR + 2.62%), 5.30%,
4/20/2037(d)(e) 2,400,000 2,298,037
Nuveen LLC ,
5.85%, 4/15/2034(a) 4,835,000 4,854,259
S&P Global, Inc. ,
2.90%, 3/1/2032(d) 7,000,000 6,048,882
UBS Group AG ,
4.13%, 9/24/2025(a) 5,000,000 4,902,558
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(e) 10,000,000 9,793,711
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(d)(e) 1,250,000 1,066,257
49,176,163
Chemicals 0.6%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 5,658,838
Solvay Finance America LLC ,
5.85%, 6/4/2034(a) 3,900,000 3,906,426
9,565,264
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
5.40%, 4/15/2034(d) 4,265,000 4,228,171
Consumer Finance 0.5%
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025(d) 9,500,000 9,288,508
Consumer Staples Distribution & Retail 0.3%
Walmart, Inc. ,
4.15%, 9/9/2032(d) 5,000,000 4,823,103
4.50%, 4/15/2053(d) 400,000 354,045
5,177,148
Containers & Packaging 0.5%
Amcor Group Finance plc ,
5.45%, 5/23/2029(d) 6,000,000 6,019,745
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 2,350,000 2,178,957
8,198,702
Diversified REITs 0.1%
VICI Properties LP ,
4.63%, 6/15/2025(a)(d) 1,500,000 1,480,390
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
5.40%, 2/15/2034(d) 1,500,000 1,500,015
3.65%, 6/1/2051(d) 3,945,000 2,786,487
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc. ,
2.55%, 3/21/2031(d) 1,712,000 1,454,529
4.00%, 3/22/2050(d) 2,595,000 2,021,280
7,762,311
Electric Utilities 5.4%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a)(d) 9,525,000 9,151,561
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 3,750,000 3,752,967
Appalachian Power Co. ,
Series BB, 4.50%,
8/1/2032(d) 1,175,000 1,085,917
Series Z, 3.70%, 5/1/2050 2,555,000 1,766,364
DTE Electric Co. ,
5.20%, 4/1/2033(d) 6,175,000 6,168,328
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 4,385,000 4,346,880
Entergy Arkansas LLC ,
5.45%, 6/1/2034 6,315,000 6,323,645
Evergy Kansas Central, Inc. ,
5.90%, 11/15/2033 2,000,000 2,056,217
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a) 3,140,000 2,741,725
Evergy, Inc. ,
2.90%, 9/15/2029(d) 3,505,000 3,130,566
Exelon Corp. ,
4.05%, 4/15/2030(d) 695,000 652,191
Fells Point Funding Trust ,
3.05%, 1/31/2027(a)(d) 13,750,000 12,943,920
FirstEnergy Pennsylvania
Electric Co. ,
4.30%, 1/15/2029(a)(d) 6,000,000 5,773,274
Georgia Power Co. ,
4.70%, 5/15/2032(d) 4,750,000 4,590,450
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a)(d) 2,000,000 1,964,437
2.75%, 3/1/2032(a)(d) 2,670,000 2,206,444
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 3,675,000 3,697,567
Louisville Gas and Electric
Co. ,
Series LOU, 5.45%,
4/15/2033(d) 2,000,000 2,010,006
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 765,000 766,464
NextEra Energy Operating
Partners LP ,
4.25%, 7/15/2024(a) 2,310,000 2,306,363
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 1,235,000 1,018,032
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030(d) 472,000 444,166
Southern California Edison
Co. ,
5.85%, 11/1/2027(d) 2,100,000 2,140,875
Southern Co. (The) ,
4.40%, 7/1/2046(d) 2,500,000 2,087,499

34 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a)(d) 1,200,000 1,183,387
3.70%, 1/30/2027(a) 6,000,000 5,734,390
4.30%, 7/15/2029(a)(d) 1,403,000 1,325,659
91,369,294
Electronic Equipment, Instruments & Components 0.2%
Allegion US Holding Co., Inc. ,
5.60%, 5/29/2034 3,400,000 3,401,681
Energy Equipment & Services 0.2%
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a)(d) 4,389,000 4,191,590
Entertainment 0.3%
Walt Disney Co. (The) ,
2.65%, 1/13/2031(d) 3,000,000 2,618,493
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032(d) 2,550,000 2,225,710
4,844,203
Financial Services 0.1%
Global Payments, Inc. ,
2.65%, 2/15/2025(d) 1,500,000 1,470,799
Food Products 0.9%
Cargill, Inc. ,
5.13%, 10/11/2032(a)(d) 5,000,000 4,989,342
4.38%, 4/22/2052(a) 650,000 550,921
Conagra Brands, Inc. ,
5.30%, 11/1/2038(d) 2,000,000 1,882,247
J M Smucker Co. (The) ,
6.50%, 11/15/2043 3,250,000 3,419,886
JBS USA Holding Lux Sarl ,
3.63%, 1/15/2032(d) 641,000 553,362
5.75%, 4/1/2033 3,529,000 3,520,570
14,916,328
Ground Transportation 0.8%
Ashtead Capital, Inc. ,
4.38%, 8/15/2027(a) 2,500,000 2,406,869
4.00%, 5/1/2028(a)(d) 6,500,000 6,141,764
4.25%, 11/1/2029(a)(d) 1,730,000 1,621,987
ERAC USA Finance LLC ,
5.40%, 5/1/2053(a)(d) 3,000,000 2,899,127
13,069,747
Health Care Equipment & Supplies 0.3%
GE HealthCare Technologies,
Inc. ,
5.86%, 3/15/2030(d) 5,000,000 5,138,587
Health Care Providers & Services 0.9%
CVS Health Corp. ,
5.00%, 2/20/2026(d) 8,000,000 7,938,639
Dignity Health ,
3.81%, 11/1/2024 4,000,000 3,970,179
HCA, Inc. ,
5.25%, 4/15/2025(d) 1,500,000 1,492,934
UnitedHealth Group, Inc. ,
2.00%, 5/15/2030(d) 3,050,000 2,592,012
15,993,764
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs 0.4%
Alexandria Real Estate
Equities, Inc. ,
3.45%, 4/30/2025(d) 1,650,000 1,619,412
Healthpeak OP LLC ,
3.25%, 7/15/2026(d) 1,025,000 981,674
Ventas Realty LP ,
5.63%, 7/1/2034(d) 3,400,000 3,370,028
Welltower OP LLC ,
4.00%, 6/1/2025(d) 1,000,000 983,807
6,954,921
Household Durables 0.1%
Newell Brands, Inc. ,
4.88%, 6/1/2025 2,500,000 2,463,681
Independent Power and Renewable Electricity Producers
0.2%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a)(d) 1,770,000 1,872,924
Calpine Corp. ,
5.25%, 6/1/2026(a)(d) 1,200,000 1,186,713
3,059,637
Industrial REITs 0.3%
LXP Industrial Trust ,
6.75%, 11/15/2028(d) 5,100,000 5,289,043
Insurance 1.5%
Brighthouse Financial Global
Funding ,
5.65%, 6/10/2029(a) 8,300,000 8,295,501
Five Corners Funding Trust IV ,
6.00%, 2/15/2053(a) 405,000 407,669
MassMutual Global Funding II ,
5.15%, 5/30/2029(a) 4,250,000 4,257,538
1.55%, 10/9/2030(a)(d) 2,000,000 1,625,390
New York Life Global Funding ,
4.55%, 1/28/2033(a) 5,750,000 5,467,582
Pine Street Trust III ,
6.22%, 5/15/2054(a) 2,495,000 2,492,614
Sammons Financial Group,
Inc. ,
6.88%, 4/15/2034(a)(d) 3,825,000 3,921,554
26,467,848
IT Services 0.2%
International Business
Machines Corp. ,
4.40%, 7/27/2032(d) 4,150,000 3,946,866
Machinery 0.1%
Daimler Truck Finance North
America LLC ,
3.50%, 4/7/2025(a)(d) 1,500,000 1,475,073
Media 0.4%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 1,450,000 1,212,268
3.70%, 4/1/2051 600,000 364,855
Comcast Corp. ,
2.65%, 2/1/2030(d) 3,905,000 3,457,546

NVIT Core Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp.,
2.94%, 11/1/2056 3,432,000 2,070,234
7,104,903
Metals & Mining 0.2%
Glencore Funding LLC ,
1.63%, 9/1/2025(a)(d) 420,000 400,602
Steel Dynamics, Inc. ,
5.38%, 8/15/2034 3,865,000 3,798,857
4,199,459
Multi-Utilities 0.3%
Black Hills Corp. ,
3.05%, 10/15/2029(d) 1,350,000 1,200,102
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025(d) 2,825,000 2,761,998
3.25%, 6/15/2026(d) 1,250,000 1,200,204
5,162,304
Oil, Gas & Consumable Fuels 3.4%
Aker BP ASA ,
2.00%, 7/15/2026(a) 7,500,000 6,977,783
Boardwalk Pipelines LP ,
5.95%, 6/1/2026(d) 1,237,000 1,243,285
BP Capital Markets America,
Inc. ,
5.23%, 11/17/2034(d) 5,400,000 5,359,593
Chesapeake Energy Corp. ,
5.50%, 2/1/2026(a) 900,000 891,371
Continental Resources, Inc. ,
4.38%, 1/15/2028(d) 865,000 831,610
5.75%, 1/15/2031(a) 1,310,000 1,288,090
2.88%, 4/1/2032(a)(d) 1,905,000 1,538,339
Energy Transfer LP ,
5.75%, 4/1/2025(d) 6,000,000 5,982,232
4.75%, 1/15/2026(d) 3,500,000 3,457,398
6.50%, 2/1/2042(d) 1,850,000 1,913,548
5.95%, 5/15/2054(d) 1,200,000 1,168,522
6.05%, 9/1/2054(d) 1,000,000 986,104
MPLX LP ,
1.75%, 3/1/2026(d) 3,343,000 3,141,449
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 5,400,000 4,610,377
Occidental Petroleum Corp. ,
5.88%, 9/1/2025(d) 6,500,000 6,503,077
5.50%, 12/1/2025(d) 2,500,000 2,493,650
6.60%, 3/15/2046(d) 1,535,000 1,601,363
ONEOK, Inc. ,
5.85%, 1/15/2026 1,620,000 1,628,234
Targa Resources Partners LP ,
5.00%, 1/15/2028 1,500,000 1,469,202
Valero Energy Partners LP ,
4.50%, 3/15/2028(d) 320,000 311,849
Var Energi ASA ,
5.00%, 5/18/2027(a)(d) 3,815,623 3,733,711
7.50%, 1/15/2028(a) 1,000,000 1,051,609
58,182,396
Passenger Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a) 1,200,000 1,141,430
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals 0.5%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a)(d) 1,335,000 1,363,136
Merck & Co., Inc. ,
6.55%, 9/15/2037 3,335,000 3,757,247
Pfizer Investment Enterprises
Pte. Ltd. ,
4.75%, 5/19/2033(d) 3,175,000 3,093,464
8,213,847
Residential REITs 0.4%
American Homes 4 Rent LP ,
3.63%, 4/15/2032(d) 2,000,000 1,748,575
5.50%, 2/1/2034(d) 1,433,000 1,409,092
Sun Communities Operating
LP ,
2.30%, 11/1/2028(d) 4,226,000 3,714,889
6,872,556
Retail REITs 0.2%
Kite Realty Group LP ,
5.50%, 3/1/2034(d) 750,000 733,262
Kite Realty Group Trust ,
4.75%, 9/15/2030(d) 2,124,000 2,028,754
2,762,016
Semiconductors & Semiconductor Equipment 0.5%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 2,000,000 1,724,297
Foundry JV Holdco LLC ,
5.88%, 1/25/2034(a)(d) 6,086,000 6,033,963
6.25%, 1/25/2035(a) 1,500,000 1,531,803
9,290,063
Software 0.5%
Microsoft Corp. ,
3.45%, 8/8/2036 5,000,000 4,358,648
Oracle Corp. ,
2.95%, 4/1/2030 1,000,000 889,347
3.60%, 4/1/2040 3,500,000 2,690,154
7,938,149
Specialized REITs 0.6%
American Tower Corp. ,
2.95%, 1/15/2025(d) 1,500,000 1,476,519
Crown Castle, Inc. ,
4.45%, 2/15/2026 430,000 422,472
3.70%, 6/15/2026(d) 3,870,000 3,739,899
CubeSmart LP ,
4.00%, 11/15/2025(d) 874,000 854,303
3.13%, 9/1/2026 3,125,000 2,977,326
9,470,519
Specialty Retail 0.2%
AutoZone, Inc. ,
4.75%, 8/1/2032(d) 55,000 52,802
Home Depot, Inc. (The) ,
2.88%, 4/15/2027(d) 3,200,000 3,028,886
3,081,688
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. ,
3.35%, 8/8/2032 4,175,000 3,787,452

36 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise
Co. ,
5.90%, 10/1/2024(d) 1,500,000 1,499,811
HP, Inc. ,
3.40%, 6/17/2030 1,000,000 911,310
6,198,573
Tobacco 0.6%
BAT Capital Corp. ,
6.34%, 8/2/2030(d) 1,325,000 1,381,349
4.74%, 3/16/2032(d) 3,000,000 2,846,712
6.42%, 8/2/2033(d) 1,350,000 1,411,458
Philip Morris International,
Inc. ,
5.63%, 11/17/2029(d) 945,000 965,188
5.75%, 11/17/2032(d) 1,475,000 1,505,876
5.38%, 2/15/2033(d) 1,250,000 1,241,155
4.25%, 11/10/2044(d) 2,000,000 1,617,469
10,969,207
Trading Companies & Distributors 0.1%
GATX Corp. ,
6.05%, 6/5/2054(d) 1,083,000 1,084,485
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051(d) 2,660,000 1,795,818
Total Corporate Bonds
(cost $617,416,454)
594,043,522
Mortgage-Backed Securities 26.4%
FHLMC UMBS Pool
Pool# SB0861
2.50%, 2/1/2037 8,953,908 8,098,665
Pool# SB8183
3.50%, 10/1/2037 11,128,906 10,521,867
Pool# SB8260
5.00%, 10/1/2038 14,811,138 14,685,079
Pool# SD8018
4.00%, 10/1/2049 1,653,716 1,531,878
Pool# SD8080
2.00%, 6/1/2050 3,165,893 2,485,133
Pool# SD8079
2.00%, 7/1/2050 7,917,431 6,252,499
Pool# SD8084
3.00%, 8/1/2050 7,399,646 6,369,190
Pool# SD1372
2.50%, 9/1/2051 18,773,722 15,412,490
Pool# SD8178
2.50%, 11/1/2051 6,622,125 5,431,809
Pool# SD8181
1.50%, 12/1/2051 7,051,163 5,278,266
Pool# RA6433
2.50%, 12/1/2051 9,452,967 7,722,216
Pool# SD8199
2.00%, 3/1/2052 48,745,558 38,189,594
Pool# SD3088
2.00%, 3/1/2052 7,490,509 5,894,597
Pool# SD8200
2.50%, 3/1/2052 12,993,315 10,641,052
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QE0799
2.50%, 4/1/2052 8,824,209 7,224,611
Pool# SD8213
3.00%, 5/1/2052 4,462,707 3,800,316
Pool# SD2254
3.50%, 7/1/2052 1,615,867 1,436,291
Pool# QE6924
4.00%, 8/1/2052 27,786,425 25,466,580
Pool# SD8255
3.50%, 10/1/2052 3,917,201 3,468,945
Pool# SD8288
5.00%, 1/1/2053 28,835,792 27,898,552
Pool# SD8302
6.50%, 2/1/2053 2,022,283 2,063,842
Pool# SD8309
6.00%, 3/1/2053 1,541,251 1,547,856
Pool# SD2921
4.50%, 5/1/2053 14,095,946 13,309,206
Pool# SD8338
4.00%, 6/1/2053 4,776,047 4,370,649
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,226,535 2,201,034
Pool# 468516
5.17%, 6/1/2028 778,766 765,883
Pool# 468127
5.70%, 5/1/2041 1,055,800 1,086,217
FNMA UMBS Pool
Pool# FS1360
3.00%, 4/1/2037 5,787,820 5,352,672
Pool# AR9398
3.50%, 6/1/2043 742,174 673,154
Pool# BC0180
4.00%, 1/1/2046 2,139,440 2,003,069
Pool# AS7908
3.00%, 9/1/2046 4,749,881 4,149,888
Pool# AS8483
3.00%, 12/1/2046 2,030,502 1,765,754
Pool# MA2863
3.00%, 1/1/2047 3,228,561 2,821,511
Pool# AS8784
3.00%, 2/1/2047 2,090,189 1,822,917
Pool# BE7557
3.50%, 2/1/2047 3,873,071 3,505,693
Pool# BM2003
4.00%, 10/1/2047 3,106,817 2,905,521
Pool# BJ3716
3.50%, 12/1/2047 1,886,639 1,706,261
Pool# MA3210
3.50%, 12/1/2047 791,624 712,355
Pool# BM3355
3.50%, 2/1/2048 1,268,508 1,147,635
Pool# CA1532
3.50%, 4/1/2048 4,093,462 3,703,753
Pool# CA2208
4.50%, 8/1/2048 879,751 838,604
Pool# CA2469
4.00%, 10/1/2048 837,740 777,486
Pool# MA3745
3.50%, 8/1/2049 4,348,593 3,898,202
Pool# FS2041
2.00%, 8/1/2051 8,027,135 6,314,720

NVIT Core Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS1080
2.50%, 2/1/2052 31,922,158 26,168,630
Pool# BU8883
3.00%, 3/1/2052 18,101,719 15,416,025
Pool# FS2122
3.00%, 3/1/2052 5,176,608 4,415,712
Pool# MA4577
2.00%, 4/1/2052 18,040,358 14,136,579
Pool# BV8011
3.00%, 8/1/2052 9,267,936 7,891,442
Pool# MA4733
4.50%, 9/1/2052 17,843,282 16,835,481
Pool# MA4782
3.50%, 10/1/2052 13,896,497 12,305,313
Pool# MA4805
4.50%, 11/1/2052 5,462,474 5,152,336
Pool# MA4839
4.00%, 12/1/2052 4,641,098 4,248,723
Pool# MA4980
6.00%, 4/1/2053 3,521,920 3,538,866
Pool# FS4736
6.50%, 5/1/2053 6,412,092 6,544,599
Pool# DA1019
6.50%, 9/1/2053 864,844 883,530
GNMA II Pool
Pool# MA8099
3.50%, 6/20/2052 7,197,433 6,462,126
Pool# MA8349
5.50%, 10/20/2052 8,793,884 8,731,403
Pool# MA8429
5.50%, 11/20/2052 3,696,077 3,671,348
Pool# MA8430
6.00%, 11/20/2052 4,293,158 4,313,857
Pool# MA8571
6.00%, 1/20/2053 1,912,195 1,921,370
Pool# MA8726
5.50%, 3/20/2053 13,130,076 13,032,666
Pool# MA8727
6.00%, 3/20/2053 3,431,795 3,448,261
Pool# MA8950
6.50%, 6/20/2053 3,824,517 3,885,878
GNMA TBA
6.00%, 7/15/2054 6,000,000 6,024,918
7.00%, 7/15/2054 4,250,000 4,327,823
Total Mortgage-Backed Securities
(cost $490,950,110)
450,610,398
Municipal Bonds 0.8%
California 0.2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 4,412,291
District of Columbia 0.6%
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue
Series D, 7.46%, 10/1/2046 6,000,000 7,242,324
Municipal Bonds
Principal
Amount ($) Value ($)
District of Columbia
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue (continued)
Series D, 8.00%, 10/1/2047 2,000,000 2,521,704
9,764,028
Total Municipal Bonds
(cost $14,067,343)
14,176,319
U.S. Government Agency Securities 1.6%
FHLB, 4.75%, 3/10/2034 13,500,000 13,561,347
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 12,970,045
Total U.S. Government Agency Securities
(cost $27,205,926)
26,531,392
U.S. Treasury Obligations 25.2%
U.S. Treasury Bonds
2.00%, 11/15/2041 (d) 18,000,000 12,365,859
2.38%, 2/15/2042 55,000,000 40,038,281
3.25%, 5/15/2042 11,500,000 9,562,969
3.13%, 2/15/2043 23,000,000 18,624,609
3.88%, 2/15/2043 6,200,000 5,604,219
3.88%, 5/15/2043 18,000,000 16,240,781
2.25%, 8/15/2046 7,000,000 4,666,211
2.25%, 2/15/2052 54,800,000 34,909,313
2.88%, 5/15/2052 6,375,000 4,672,427
3.63%, 2/15/2053 1,000,000 850,703
3.63%, 5/15/2053 (d) 6,000,000 5,105,859
U.S. Treasury Notes
1.00%, 12/15/2024 (d) 28,000,000 27,461,055
4.25%, 12/31/2024 (d) 24,600,000 24,466,670
4.13%, 1/31/2025 (d) 11,700,000 11,618,763
4.25%, 5/31/2025 (d) 24,000,000 23,799,609
2.88%, 6/15/2025 9,000,000 8,809,365
3.00%, 7/15/2025 22,000,000 21,537,871
0.25%, 8/31/2025 (d) 20,000,000 18,922,656
4.00%, 2/15/2026 12,200,000 12,035,109
3.63%, 5/15/2026 33,000,000 32,327,110
1.25%, 12/31/2026 26,000,000 23,967,734
2.25%, 2/15/2027 2,000,000 1,885,547
0.50%, 4/30/2027 1,000,000 893,711
3.25%, 6/30/2027 7,000,000 6,754,180
2.25%, 8/15/2027 11,000,000 10,277,695
3.88%, 12/31/2027 6,000,000 5,884,922
3.50%, 1/31/2028 12,300,000 11,912,262
3.63%, 5/31/2028 18,300,000 17,778,879
1.50%, 11/30/2028 (d) 11,000,000 9,734,141
2.75%, 5/31/2029 6,000,000 5,573,906
3.25%, 6/30/2029 2,000,000 1,900,078
Total U.S. Treasury Obligations
(cost $463,858,777)
430,182,494

38 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Core Bond Fund
Repurchase Agreements 2.9%
Principal
Amount ($) Value ($)
Bank of America NA
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $2,000,885,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/1/2042 -
7/1/2046; total market
value $2,040,000. (f)(g) 2,000,000 2,000,000
Cantor Fitzgerald & Co.
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $5,002,242,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074;
total market value
$5,100,000. (f)(g) 5,000,000 5,000,000
Cantor Fitzgerald & Co.
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $8,077,425,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$8,235,281. (f)(g) 8,073,805 8,073,805
Citi Global Market, Inc.
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $5,002,213,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 2.25%, maturing
3/31/2026 - 7/31/2028;
total market value
$5,100,001. (f)(g) 5,000,000 5,000,000
MetLife, Inc.
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $18,503,215,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $18,875,243. (f)(g) 18,495,000 18,495,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,004,442,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $10,200,000. (f)(g) 10,000,000 10,000, 000
Total Repurchase Agreements
(cost $48,568,805)
48,568,805
Total Investments
(cost $1,861,385,846) — 103.0%
1,755,983,188
Liabilities in excess of other
assets — (3.0)% (50,997,010)
NET ASSETS — 100.0%
$ 1,704,986,178
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2024 was
$332,528,919 which represents 19.50% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2024.
(d) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June 30,
2024 was $194,761,165, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $48,568,805 and by $153,206,292 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.50%, and maturity dates ranging
from 7/15/2024 – 5/15/2054, a total value of $201,775,097.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2024.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $48,568,805.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.

NVIT Core Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 39
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 1,903 9/2024 USD 388,628,281 573,850
U.S. Treasury 5 Year Note 897 9/2024 USD 95,600,578 698,628
U.S. Treasury 10 Year Note 254 9/2024 USD 27,936,032 265,008
U.S. Treasury Long Bond 80 9/2024 USD 9,465,000 (192)
U.S. Treasury Ultra Bond 251 9/2024 USD 31,461,281 446,491
Total long contracts 1,983,785
Short Contracts
U.S. Treasury 10 Year Ultra Note (252) 9/2024 USD (28,609,875) (327,417)
Total short contracts (327,417)
Net contracts 1,656,368
As of June 30, 2024, the Fund had $4,922,870 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

40 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities 16 .2%
Principal
Amount ($) Value ($)
Airlines 0 .8%
AASET, Series 2024-
1A, Class A2, 6.26%,
5/16/2049(a) 250,000 249,916
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 552,348 491,947
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 315,064 294,903
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 586,350 513,074
1,549,840
Automobiles 0 .1%
Exeter Automobile
Receivables Trust, Series
2021-1A, Class D, 1.08%,
11/16/2026 158,298 155,073
GLS Auto Receivables
Issuer Trust, Series
2021-2A, Class C, 1.08%,
6/15/2026(a) 70,719 70,434
225,507
Home Equity 6 .0%
Aegis Asset-Backed Securities
Corp. Mortgage Pass-
Through Certificates, Series
2003-2, Class M2, 8.01%,
11/25/2033(b) 742,527 656,578
Asset-Backed Securities Corp.
Home Equity Loan Trust,
Series 2007-HE2, Class A4,
5.69%, 5/25/2037(b) 1,321,785 907,952
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 3.26%, 5/25/2036(b) 2,080,051 1,329,273
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 5.82%,
4/25/2037(b) 412,130 273,075
JP Morgan Mortgage
Acquisition Trust
Series 2006-RM1, Class A5,
5.94%, 8/25/2036(b) 1,550,281 668,728
Series 2007-CH3, Class
M2, 5.78%, 3/25/2037(b) 1,500,000 1,315,876
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
5.67%, 5/25/2037(b) 826,160 787,319
Merrill Lynch Mortgage
Investors Trust, Series
2006-HE3, Class A4,
5.96%, 6/25/2037(b) 3,734,315 917,205
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 6.02%,
5/25/2036(b) 1,500,000 1,310,373
Option One Mortgage Loan
Trust, Series 2006-1, Class
M2, 6.03%, 1/25/2036(b) 2,049,000 1,481,542
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 723,355
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 5.80%, 8/25/2036(b) 3,873,245 1,242,092
11,613,368
Other 9 .0%
Affirm Asset Securitization
Trust, Series 2023-B, Class
A, 6.82%, 9/15/2028(a) 300,000 303,485
AMSR Trust, Series 2024-
SFR1, Class B, 4.29%,
7/17/2041(a) 746,000 697,465
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2021-FL4, Class A, 6.79%,
11/15/2036(a)(b) 110,000 109,661
AREIT Ltd., Series 2024-
CRE9, Class A, 7.02%,
5/17/2041(a)(b) 100,000 99,813
Bridge Street CLO II Ltd.,
Series 2021-1A, Class A1A,
6.82%, 7/20/2034(a)(b) 500,000 500,116
Canyon Capital CLO Ltd.,
Series 2019-1A, Class DR,
8.69%, 4/15/2032(a)(b) 600,000 601,727
CBAM Ltd., Series 2019-
10A, Class DR, 9.09%,
4/20/2032(a)(b) 750,000 751,338
Cologix Data Centers US
Issuer LLC, Series 2021-
1A, Class A2, 3.30%,
12/26/2051(a) 250,000 230,301
Crown City CLO V, Series
2023-5A, Class C1AR,
9.42%, 4/20/2037(a)(b) 500,000 504,899
Fillmore Park CLO Ltd., Series
2018-1A, Class D, 8.49%,
7/15/2030(a)(b) 500,000 501,024
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 929,760
Franklin Park Place CLO I
LLC, Series 2022-1A, Class
A, 6.73%, 4/14/2035(a)(b) 500,000 500,023
FS RIALTO, Series 2021-
FL2, Class A, 6.66%,
5/16/2038(a)(b) 328,384 326,600

NVIT DoubleLine Total Return Tactical Fund - June 30, 2024 (Unaudited) - Statement of Investments - 41
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
FS Rialto Issuer LLC, Series
2022-FL4, Class AS, 7.73%,
1/19/2039(a)(b) 200,000 197,254
GoldenTree Loan
Management US CLO
15 Ltd., Series 2022-
15A, Class DR, 9.72%,
10/20/2036(a)(b) 500,000 515,623
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 452,427 319,965
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 1,015,855 849,961
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 596,963 477,371
LCM XV LP, Series 15A, Class
DR, 9.29%, 7/20/2030(a)(b) 250,000 249,574
LFT CRE Ltd., Series 2021-
FL1, Class B, 7.19%,
6/15/2039(a)(b) 110,000 107,579
Marble Point CLO XXII Ltd.,
Series 2021-2A, Class A,
6.79%, 7/25/2034(a)(b) 500,000 500,000
Marlette Funding Trust, Series
2019-4A, Class C, 3.76%,
12/17/2029(a) 722 721
MF1 LLC, Series 2023-
FL12, Class A, 7.40%,
10/19/2038(a)(b) 100,000 100,177
MF1 Ltd., Series 2022-
FL8, Class A, 6.69%,
2/19/2037(a)(b) 9,687 9,620
MF1 Multifamily Housing
Mortgage Loan Trust, Series
2024-FL15, Class A, 0.00%,
8/18/2041(a)(b) 120,000 119,700
Pagaya AI Debt Trust, Series
2022-1, Class B, 3.34%,
10/15/2029(a) 499,934 491,447
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
8.46%, 3/25/2026(a)(b) 850,000 858,616
PRET LLC, Series 2021-
NPL5, Class A1, 2.49%,
10/25/2051(a)(c) 644,125 638,036
Progress Residential, Series
2021-SFR4, Class A,
1.56%, 5/17/2038(a) 1,045,431 971,361
Progress Residential Trust,
Series 2022-SFR3, Class A,
3.20%, 4/17/2039(a) 482,536 453,421
Retained Vantage Data
Centers Issuer LLC, Series
2023-1A, Class A2A, 5.00%,
9/15/2048(a) 250,000 240,781
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
6.78%, 10/20/2030(a)(b) 310,281 310,605
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Sabey Data Center Issuer
LLC, Series 2024-1, Class
A2, 6.00%, 4/20/2049(a) 250,000 249,160
Subway Funding LLC, Series
2024-1A, Class A23, 6.51%,
7/30/2054(a) 200,000 203,475
Sunnova Helios V Issuer LLC,
Series 2021-A, Class A,
1.80%, 2/20/2048(a) 386,545 308,342
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 432,758 394,674
Switch ABS Issuer LLC,
Series 2024-2A, Class A2,
5.44%, 6/25/2054(a) 250,000 242,158
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 6.66%, 1/17/2032(a)
(b) 480,859 481,244
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(a) 57,722 57,215
Series 2021-ST4, Class A,
2.00%, 7/20/2027(a) 57,055 55,523
Vantage Data Centers LLC,
Series 2020-2A, Class A2,
1.99%, 9/15/2045(a) 437,000 387,148
Vibrant CLO XR Ltd., Series
2018-10RA, Class C1,
10.31%, 4/20/2036(a)(b) 500,000 508,456
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 378,969 324,500
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 5.12%,
3/27/2051(a)(c) 178,857 177,285
Wellfleet CLO X Ltd., Series
2019-XA, Class A2R,
7.34%, 7/20/2032(a)(b) 500,000 497,606
17,354,810
Student Loan 0 .3%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 458,429
Total Asset-Backed Securities
(cost $35,512,302)
31,201,954
Collateralized Mortgage Obligations 19 .1%
ACRE Commercial Mortgage
Ltd., Series 2021-
FL4, Class A, 6.28%,
12/18/2037(a)(b) 3,273 3,265
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 5.50%, 12/25/2035(b) 838,261 699,647
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 1,869,236 905,380

42 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2006-OA7, Class
1A2, 6.09%, 6/25/2046(b) 1,201,316 1,006,307
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
5.94%, 2/25/2036(b) 815,884 706,636
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1,573,009 685,732
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,116,550 518,036
CIM Trust, Series 2023-
R4, Class A1, 5.00%,
5/25/2062(a)(b) 870,382 853,910
COLT Mortgage Loan Trust,
Series 2022-4, Class A1,
4.30%, 3/25/2067(a)(b) 802,509 777,738
Connecticut Avenue Securities
Trust, Series 2024-R03,
Class 2M1, 6.49%,
3/25/2044(a)(b) 1,603,499 1,606,426
CyrusOne Data Centers
Issuer I LLC, Series 2024-
2A, Class A2, 4.50%,
5/20/2049(a) 250,000 231,639
FHLMC REMICS
Series 5201, Class MA,
3.00%, 10/25/2049 1,667,635 1,496,506
Series 5004, Class LS, IO,
0.70%, 7/25/2050(b) 2,549,775 285,809
Series 5198, Class KZ,
2.00%, 2/25/2052 2,308,852 1,332,301
FHLMC Seasoned Credit
Risk Transfer Trust, Series
2019-4, Class MV, 3.00%,
2/25/2059 1,784,847 1,505,824
FHLMC STACR REMIC Trust,
Series 2021-DNA7, Class
M2, 7.14%, 11/25/2041(a)
(b) 1,000,000 1,010,281
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 1,150,643 1,065,827
Series 2010-152, Class DE,
4.50%, 1/25/2041 3,231,722 3,149,514
Series 2014-11, Class KZ,
2.50%, 10/25/2041 1,801,046 1,557,295
Series 2018-33, Class A,
3.00%, 5/25/2048 576,838 504,256
Series 2019-64, Class D,
2.50%, 11/25/2049 379,867 322,696
Series 2020-77, Class S,
IO, 0.00%, 11/25/2050(b) 5,557,633 185,145
Series 2023-36, Class , IO,
2.50%, 10/25/2052 2,097,394 299,648
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 614,741
GNMA REMICS
Series 2019-84, Class SA,
IO, 0.00%, 7/20/2049(b) 4,231,980 56,285
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2020-79, Class IN,
IO, 2.50%, 6/20/2050 6,654,482 881,635
Series 2020-151, Class MI,
IO, 2.50%, 10/20/2050 2,786,537 387,679
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 3,246,940 495,179
Series 2021-30, Class KI,
IO, 3.00%, 2/20/2051 2,617,549 416,179
Series 2022-174, Class AZ,
3.50%, 5/20/2051 4,536,654 3,600,728
Series 2022-61, Class EI,
IO, 3.00%, 7/20/2051 3,678,480 557,065
Series 2023-81, Class YD,
4.00%, 6/20/2053 2,200,000 1,916,469
Series 2023-82, Class ZN,
4.50%, 6/20/2053 1,085,222 939,598
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 5.82%,
7/25/2047(b) 644,343 415,370
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 300,592 295,567
Morgan Stanley Residential
Mortgage Loan Trust, Series
2020-RPL1, Class A1,
5.69%, 10/25/2060(a)(b) 335,163 331,800
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(b) 550,000 441,011
OBX Trust, Series 2024-
NQM6, Class A1, 6.45%,
2/25/2064(a)(c) 973,068 980,176
RALI Trust
Series 2006-QS6, Class
1A11, 6.00%, 6/25/2036(b) 1,369,062 987,675
Series 2006-QS17, Class
A7, 6.00%, 12/25/2036 888,648 701,099
Towd Point Mortgage Trust,
Series 2022-1, Class A1,
3.75%, 7/25/2062(a)(b) 1,020,120 948,470
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(b) 600,000 453,030
Series 2022-4, Class A2,
4.74%, 4/25/2067(a)(b) 744,181 712,966
Total Collateralized Mortgage Obligations
(cost $40,688,965)
36,842,540
Commercial Mortgage-Backed Securities 5 .7%
BANK
Series 2020-BN30,
Class XB, IO, 0.83%,
12/15/2053(b) 3,036,000 115,907
Series 2017-BNK6, Class
XA, IO, 0.90%, 7/15/2060(b) 3,962,405 69,143
Series 2018-BN10, Class
XA, IO, 0.83%, 2/15/2061(b) 2,712,782 56,415

NVIT DoubleLine Total Return Tactical Fund - June 30, 2024 (Unaudited) - Statement of Investments - 43
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.15%, 2/15/2053(b) 1,957,856 84,410
Series 2021-C12, Class XA,
IO, 1.07%, 11/15/2054(b) 2,706,513 129,791
Series 2022-C18, Class XD,
IO, 2.35%, 12/15/2055(a)(b) 1,000,000 149,193
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.28%, 11/5/2036(a)
(b) 4,823,000 1,167
Series 2012-SHOW, Class
XA, IO, 0.73%, 11/5/2036(a)
(b) 8,760,000 5,728
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.87%, 9/15/2053(b) 1,290,283 76,370
Series 2021-B27, Class XA,
IO, 1.37%, 7/15/2054(b) 1,987,590 113,189
BPR Trust, Series 2021-
TY, Class A, 6.49%,
9/15/2038(a)(b) 111,000 110,098
BX Commercial Mortgage
Trust
Series 2021-VOLT, Class E,
7.44%, 9/15/2036(a)(b) 134,000 132,241
Series 2021-SOAR, Class
A, 6.11%, 6/15/2038(a)(b) 175,348 173,380
Series 2021-XL2, Class A,
6.13%, 10/15/2038(a)(b) 112,625 111,429
Series 2021-CIP, Class A,
6.36%, 12/15/2038(a)(b) 110,000 108,763
Series 2024-MF, Class D,
8.02%, 2/15/2039(a)(b) 100,000 99,125
BX Trust, Series 2019-
OC11, Class D, 4.08%,
12/9/2041(a)(b) 100,000 88,419
BXMT Ltd., Series 2021-
FL4, Class A, 6.49%,
5/15/2038(a)(b) 120,356 114,334
CD Mortgage Trust, Series
2017-CD6, Class XA, IO,
1.01%, 11/13/2050(b) 4,992,676 97,912
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.76%,
5/10/2058(b) 1,813,941 37,768
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.62%, 12/10/2041(a)(b) 115,000 94,988
Series 2014-GC21, Class
XA, IO, 0.83%, 5/10/2047(b) — 0
Cold Storage Trust, Series
2020-ICE5, Class A, 6.34%,
11/15/2037(a)(b) 98,299 97,930
COMM Mortgage Trust,
Series 2014-CR18, Class B,
4.46%, 7/15/2047(b) 109,000 107,031
Commercial Mortgage Trust
Series 2017-PANW, Class
E, 4.13%, 10/10/2029(a)(b) 254,000 222,491
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2014-CR20,
Class XA, IO, 1.07%,
11/10/2047(b) 4,284,362 303
Series 2015-CR23, Class C,
4.41%, 5/10/2048(b) 407,000 385,816
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 2.02%, 1/15/2049(b) 590,538 13,377
Series 2017-CX10,
Class XA, IO, 0.89%,
11/15/2050(b) 5,956,989 104,619
Series 2017-CX10, Class C,
4.31%, 11/15/2050(b) 247,000 200,875
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 220,401
CSMC Trust
Series 2017-CALI, Class F,
3.90%, 11/10/2032(a)(b) 250,000 40,037
Series 2020-NET, Class A,
2.26%, 8/15/2037(a) 142,740 135,012
Series 2021-B33, Class A1,
3.05%, 10/10/2043(a) 100,000 91,038
Series 2021-B33, Class A2,
3.17%, 10/10/2043(a) 157,000 132,152
Extended Stay America Trust,
Series 2021-ESH, Class A,
6.52%, 7/15/2038(a)(b) 99,857 99,483
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.55%, 5/25/2030(b) 1,249,416 1,130,285
Series 2020-M7, Class X2,
IO, 1.33%, 3/25/2031(b) 5,137,734 276,479
Series 2022-M5, Class X,
IO, 0.68%, 1/1/2034(b) 13,031,000 438,149
GNMA REMICS
Series 2021-35, Class , IO,
1.03%, 12/16/2062(b) 4,222,919 310,764
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 4,685,640 251,544
Series 2021-129, Class , IO,
0.98%, 6/16/2063(b) 5,269,569 365,591
Series 2021-79, Class , IO,
0.88%, 8/16/2063(b) 4,972,129 321,588
Series 2021-65, Class , IO,
0.89%, 8/16/2063(b) 4,897,852 319,820
Series 2021-150, Class , IO,
1.03%, 11/16/2063(b) 5,927,411 397,738
Series 2022-49, Class , IO,
0.76%, 3/16/2064(b) 6,543,265 364,368
Series 2021-208, Class , IO,
0.76%, 6/16/2064(b) 6,279,282 344,836
Series 2024-29, Class AI,
IO, 0.74%, 10/16/2065(b) 7,591,981 470,973
GPMT Ltd., Series 2021-
FL3, Class A, 6.70%,
7/16/2035(a)(b) 104,047 102,948
GS Mortgage Securities
Corp. Trust, Series 2018-
TWR, Class D, 7.23%,
7/15/2031(a)(b) 100,000 37,500

44 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.69%, 11/10/2049(b) 5,306,179 54,279
Series 2017-GS8, Class XA,
IO, 1.08%, 11/10/2050(b) 4,677,277 113,312
Series 2018-GS9, Class C,
4.49%, 3/10/2051(b) 175,000 155,033
GWT, Series 2024-
WLF2, Class A, 7.02%,
5/15/2041(a)(b) 100,000 99,937
JPMBB Commercial Mortgage
Securities Trust, Series
2014-C23, Class D, 4.10%,
9/15/2047(a)(b) 200,000 176,593
JPMDB Commercial Mortgage
Securities Trust, Series
2020-COR7, Class XA, IO,
1.76%, 5/13/2053(b) 1,327,689 79,876
Med Trust, Series 2021-
MDLN, Class G, 10.69%,
11/15/2038(a)(b) 200,040 199,976
MHC Commercial Mortgage
Trust, Series 2021-
MHC, Class A, 6.24%,
4/15/2038(a)(b) 167,775 166,414
MHC Trust, Series 2021-
MHC2, Class A, 6.29%,
5/15/2038(a)(b) 154,199 152,948
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.39%, 5/15/2050(b) 2,283,991 57,620
Morgan Stanley Capital I Trust
Series 2019-L3, Class XA,
IO, 0.73%, 11/15/2052(b) 2,843,605 76,886
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 95,367
One New York Plaza Trust,
Series 2020-1NYP, Class C,
7.64%, 1/15/2036(a)(b) 150,000 139,289
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
2.01%, 10/10/2048(b) 2,579,494 67,279
UBS Commercial Mortgage
Trust, Series 2017-
C4, Class B, 4.24%,
10/15/2050(b) 161,000 147,003
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class XA,
IO, 0.71%, 5/15/2048(b) 7,919,320 19,306
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 133,846
Series 2021-C59, Class XA,
IO, 1.64%, 4/15/2054(b) 1,646,779 117,135
Total Commercial Mortgage-Backed
Securities
(cost $11,882,483) 11,005,017
Corporate Bonds 12 .4%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .2%
AAR Escrow Issuer LLC ,
6.75%, 3/15/2029(a) 40,000 40,775
Boeing Co. (The) ,
6.39%, 5/1/2031(a) 16,000 16,289
6.86%, 5/1/2054(a) 38,000 38,994
Bombardier, Inc. ,
8.75%, 11/15/2030(a) 50,000 54,039
7.00%, 6/1/2032(a) 15,000 15,209
Northrop Grumman Corp. ,
5.20%, 6/1/2054 125,000 117,039
TransDigm, Inc. ,
5.50%, 11/15/2027 65,000 63,826
346,171
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032 75,000 61,982
Hyundai Capital America ,
5.30%, 1/8/2029(a) 111,000 110,554
172,536
Banks 1 .3%
Banco Davivienda SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.10%),
6.65%, 4/22/2031(a)(d)(e) 200,000 147,000
Banco de Credito del Peru
S.A. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.00%),
3.13%, 7/1/2030(e) 100,000 96,212
Banco del Estado de Chile ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.23%),
7.95%, 5/02/2029(a)(d)(e) 200,000 206,600
Bancolombia SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.32%),
8.63%, 12/24/2034(e) 200,000 204,250
Bank of America Corp. ,
(SOFR + 1.75%), 4.83%,
7/22/2026(e) 40,000 39,614
(SOFR + 1.65%), 5.47%,
1/23/2035(e) 50,000 49,950
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(e) 240,000 191,296
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 155,000 126,839
BBVA Bancomer SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.31%),
5.88%, 9/13/2034(e) 200,000 185,428

NVIT DoubleLine Total Return Tactical Fund - June 30, 2024 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc. ,
(CME Term SOFR 3
Month + 1.65%), 3.67%,
7/24/2028(e) 255,000 243,074
Citizens Financial Group, Inc. ,
(SOFR + 2.33%), 6.65%,
4/25/2035(e) 40,000 41,346
DBS Group Holdings Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.10%),
1.82%, 3/10/2031(e) 200,000 187,901
Itau Unibanco Holding SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.22%),
4.63%, 2/27/2025(d)(e) 200,000 195,106
JPMorgan Chase & Co. ,
(SOFR + 1.99%), 4.85%,
7/25/2028(e) 60,000 59,385
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(e) 150,000 126,689
(SOFR + 1.26%), 2.96%,
1/25/2033(e) 145,000 123,628
Royal Bank of Canada ,
5.15%, 2/1/2034 30,000 29,769
Wells Fargo & Co. ,
(CME Term SOFR 3
Month + 1.57%), 3.58%,
5/22/2028(e) 130,000 123,816
(SOFR + 1.98%), 4.81%,
7/25/2028(e) 50,000 49,309
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 155,000 127,163
2,554,375
Beverages 0 .0%
†
Keurig Dr Pepper, Inc. ,
Series 10, 5.20%, 3/15/2031 60,000 59,880
Biotechnology 0 .1%
AbbVie, Inc. ,
5.50%, 3/15/2064 70,000 69,103
Amgen, Inc. ,
5.75%, 3/2/2063 50,000 48,961
118,064
Broadline Retail 0 .0%
†
Macy's Retail Holdings LLC ,
5.88%, 4/1/2029(a) 40,000 38,820
Building Products 0 .2%
Advanced Drainage Systems,
Inc. ,
6.38%, 6/15/2030(a) 135,000 135,488
Builders FirstSource, Inc. ,
6.38%, 3/1/2034(a) 30,000 29,700
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
EMRLD Borrower LP ,
6.63%, 12/15/2030(a) 65,000 65,507
6.75%, 7/15/2031(a) 35,000 35,438
Griffon Corp. ,
5.75%, 3/1/2028 40,000 38,585
Miter Brands Acquisition
Holdco, Inc. ,
6.75%, 4/1/2032(a) 65,000 65,462
Owens Corning ,
5.70%, 6/15/2034 59,000 59,543
Standard Industries, Inc. ,
4.38%, 7/15/2030(a) 40,000 36,141
465,864
Capital Markets 0 .3%
Ares Capital Corp. ,
3.25%, 7/15/2025 60,000 58,292
BlackRock Funding, Inc. ,
5.25%, 3/14/2054 35,000 33,823
Blackstone Holdings Finance
Co. LLC ,
2.00%, 1/30/2032(a) 195,000 153,536
Goldman Sachs Group, Inc.
(The) ,
(CME Term SOFR 3
Month + 1.43%), 6.75%,
5/15/2026(e) 239,000 240,709
Macquarie Group Ltd. ,
(SOFR + 1.53%), 2.87%,
1/14/2033(a)(e) 112,000 92,557
578,917
Chemicals 0 .2%
Braskem Netherlands Finance
BV ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 8.22%),
8.50%, 1/23/2081(e) 200,000 200,192
LYB International Finance III
LLC ,
5.50%, 3/1/2034 60,000 59,365
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 40,000 36,868
296,425
Commercial Services & Supplies 0 .2%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 27,000 26,918
9.75%, 7/15/2027(a) 55,000 54,664
7.88%, 2/15/2031(a) 60,000 60,156
Garda World Security Corp. ,
6.00%, 6/1/2029(a) 70,000 63,863
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 40,000 37,305
5.88%, 6/30/2029(a) 35,000 32,564
Veralto Corp. ,
5.35%, 9/18/2028(a) 60,000 60,251

46 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
WASH Multifamily Acquisition,
Inc. ,
5.75%, 4/15/2026(a) 30,000 29,328
365,049
Communications Equipment 0 .0%
†
Motorola Solutions, Inc. ,
5.40%, 4/15/2034 65,000 64,439
Construction & Engineering 0 .2%
Artera Services LLC ,
8.50%, 2/15/2031(a) 35,000 36,032
Bioceanico Sovereign
Certificate Ltd. ,
Reg. S, 0.00%, 6/5/2034(f) 126,736 94,418
Brand Industrial Services, Inc. ,
10.38%, 8/1/2030(a) 40,000 43,228
MasTec, Inc. ,
5.90%, 6/15/2029 42,000 42,177
Pike Corp. ,
5.50%, 9/1/2028(a) 75,000 71,962
8.63%, 1/31/2031(a) 30,000 31,780
Quanta Services, Inc. ,
2.35%, 1/15/2032 155,000 125,936
445,533
Construction Materials 0 .1%
Cemex SAB de CV ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.53%),
5.13%, 6/08/2026(d)(e) 200,000 192,199
Consumer Finance 0 .4%
American Express Co. ,
3.95%, 8/1/2025 115,000 113,111
Avolon Holdings Funding Ltd. ,
5.75%, 3/1/2029(a) 125,000 124,292
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 70,000 61,861
3.10%, 1/12/2032 30,000 25,214
GGAM Finance Ltd. ,
6.88%, 4/15/2029(a) 65,000 66,138
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(g) 68,417 65,863
Macquarie Airfinance Holdings
Ltd. ,
6.40%, 3/26/2029(a) 30,000 30,507
6.50%, 3/26/2031(a) 25,000 25,708
Navient Corp. ,
5.00%, 3/15/2027 30,000 28,636
OneMain Finance Corp. ,
6.63%, 1/15/2028 70,000 70,248
7.50%, 5/15/2031 80,000 80,950
692,528
Consumer Staples Distribution & Retail 0 .2%
Dollar General Corp. ,
4.25%, 9/20/2024 60,000 59,772
Dollar Tree, Inc. ,
4.00%, 5/15/2025 110,000 108,396
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Sysco Corp. ,
3.25%, 7/15/2027 65,000 61,550
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 55,000 49,652
US Foods, Inc. ,
7.25%, 1/15/2032(a) 50,000 51,889
331,259
Containers & Packaging 0 .2%
Berry Global, Inc. ,
5.80%, 6/15/2031(a) 60,000 59,912
Pactiv Evergreen Group
Issuer LLC ,
4.38%, 10/15/2028(a) 40,000 37,325
Sealed Air Corp. ,
7.25%, 2/15/2031(a) 45,000 46,332
Trident TPI Holdings, Inc. ,
12.75%, 12/31/2028(a) 90,000 98,298
WRKCo, Inc. ,
3.75%, 3/15/2025 125,000 123,246
365,113
Distributors 0 .1%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 60,000 58,140
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 40,000 38,599
96,739
Diversified Consumer Services 0 .1%
Mavis Tire Express Services
Topco Corp. ,
6.50%, 5/15/2029(a) 55,000 51,276
Wand NewCo 3, Inc. ,
7.63%, 1/30/2032(a) 40,000 41,311
92,587
Diversified REITs 0 .1%
VICI Properties LP ,
4.63%, 12/1/2029(a) 130,000 123,029
Diversified Telecommunication Services 0 .3%
AT&T, Inc. ,
2.25%, 2/1/2032 150,000 121,680
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 35,000 33,605
4.75%, 3/1/2030(a) 50,000 43,306
4.75%, 2/1/2032(a) 15,000 12,285
4.25%, 1/15/2034(a) 40,000 30,362
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 15,000 14,645
5.00%, 5/1/2028(a) 30,000 28,263
6.75%, 5/1/2029(a) 35,000 32,104
Level 3 Financing, Inc. ,
10.50%, 4/15/2029(a) 50,000 49,875
Verizon Communications, Inc. ,
5.50%, 2/23/2054 125,000 122,365
488,490
Electric Utilities 1 .2%
AEP Texas, Inc. ,
5.45%, 5/15/2029 35,000 35,182

NVIT DoubleLine Total Return Tactical Fund - June 30, 2024 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
AEP Texas, Inc.,
Series H, 3.45%, 1/15/2050 135,000 89,577
Arizona Public Service Co. ,
5.70%, 8/15/2034 55,000 54,914
Buffalo Energy Mexico
Holdings ,
7.88%, 2/15/2039(a) 200,000 207,867
Duke Energy Corp. ,
2.65%, 9/1/2026 195,000 184,340
5.45%, 6/15/2034 60,000 59,305
5.00%, 8/15/2052 20,000 17,375
Energuate Trust ,
Reg. S, 5.88%, 5/3/2027 200,000 192,750
Entergy Arkansas LLC ,
5.75%, 6/1/2054 30,000 29,767
Entergy Louisiana LLC ,
4.75%, 9/15/2052 45,000 38,750
Eversource Energy ,
5.50%, 1/1/2034 33,000 32,376
JSW Hydro Energy Ltd. ,
4.13%, 5/18/2031(a) 152,000 134,900
Kallpa Generacion SA ,
Reg. S, 4.13%, 8/16/2027 200,000 190,947
LLPL Capital Pte. Ltd. ,
Reg. S, 6.88%, 2/4/2039 154,840 155,885
Mexico Generadora de
Energia S de rl ,
Reg. S, 5.50%, 12/6/2032 120,968 118,128
Minejesa Capital BV ,
Reg. S, 5.63%, 8/10/2037 200,000 180,242
NextEra Energy Capital
Holdings, Inc. ,
4.26%, 9/1/2024 60,000 59,808
5.55%, 3/15/2054 40,000 38,258
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.46%),
6.75%, 6/15/2054(e) 14,000 14,081
Pacific Gas and Electric Co. ,
6.95%, 3/15/2034 57,000 61,373
6.75%, 1/15/2053 60,000 62,277
Southern California Edison
Co. ,
5.45%, 6/1/2031 124,000 124,886
Southern Co. (The) ,
Series 21-A, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.92%), 3.75%,
9/15/2051(e) 135,000 126,765
Vistra Operations Co. LLC ,
7.75%, 10/15/2031(a) 40,000 41,655
6.88%, 4/15/2032(a) 40,000 40,607
2,292,015
Electronic Equipment, Instruments & Components 0 .1%
Allegion US Holding Co., Inc. ,
5.60%, 5/29/2034 52,000 52,026
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 105,000 99,429
151,455
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services 0 .1%
Halliburton Co. ,
4.85%, 11/15/2035 50,000 47,558
Kodiak Gas Services LLC ,
7.25%, 2/15/2029(a) 65,000 66,630
Schlumberger Holdings Corp. ,
5.00%, 11/15/2029(a) 45,000 44,662
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 50,625 50,561
Transocean, Inc. ,
8.00%, 2/1/2027(a) 31,000 30,893
Weatherford International Ltd. ,
8.63%, 4/30/2030(a) 25,000 25,906
266,210
Entertainment 0 .1%
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 30,000 30,172
4.75%, 10/15/2027(a) 75,000 71,874
Netflix, Inc. ,
5.38%, 11/15/2029(a) 57,000 57,557
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028 125,000 123,843
283,446
Financial Services 0 .1%
Fiserv, Inc. ,
5.45%, 3/15/2034 60,000 59,624
Nationstar Mortgage Holdings,
Inc. ,
5.75%, 11/15/2031(a) 75,000 70,494
PennyMac Financial Services,
Inc. ,
7.88%, 12/15/2029(a) 35,000 36,091
166,209
Food Products 0 .1%
Campbell Soup Co. ,
5.40%, 3/21/2034 30,000 29,803
MARB BondCo plc ,
Reg. S, 3.95%, 1/29/2031 200,000 166,226
196,029
Gas Utilities 0 .0%
†
Ferrellgas LP ,
5.38%, 4/1/2026(a) 35,000 34,240
Suburban Propane Partners
LP ,
5.00%, 6/1/2031(a) 40,000 36,022
70,262
Ground Transportation 0 .3%
Burlington Northern Santa Fe
LLC ,
5.50%, 3/15/2055 67,000 67,122
CSX Corp. ,
3.35%, 9/15/2049 175,000 123,209
Genesee & Wyoming, Inc. ,
6.25%, 4/15/2032(a) 130,000 129,513
Lima Metro Line 2 Finance
Ltd. ,
Reg. S, 5.88%, 7/5/2034 85,833 84,529

48 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 65,000 63,142
Triton Container International
Ltd. ,
3.25%, 3/15/2032 150,000 123,004
XPO, Inc. ,
7.13%, 6/1/2031(a) 70,000 71,513
662,032
Health Care Equipment & Supplies 0 .2%
Bausch + Lomb Corp. ,
8.38%, 10/1/2028(a) 80,000 81,900
Medline Borrower LP ,
6.25%, 4/1/2029(a) 10,000 10,113
5.25%, 10/1/2029(a) 55,000 52,488
Solventum Corp. ,
5.40%, 3/1/2029(a) 60,000 59,817
Sotera Health Holdings LLC ,
7.38%, 6/1/2031(a) 135,000 135,201
339,519
Health Care Providers & Services 0 .5%
AdaptHealth LLC ,
5.13%, 3/1/2030(a) 35,000 30,617
Cardinal Health, Inc. ,
4.90%, 9/15/2045 140,000 122,476
Centene Corp. ,
3.00%, 10/15/2030 145,000 123,985
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 50,000 44,125
CVS Health Corp. ,
5.30%, 6/1/2033 60,000 58,635
5.88%, 6/1/2053 95,000 91,035
Elevance Health, Inc. ,
5.13%, 2/15/2053 125,000 114,977
HCA, Inc. ,
5.13%, 6/15/2039 65,000 60,209
5.25%, 6/15/2049 70,000 62,390
Legacy LifePoint Health LLC ,
4.38%, 2/15/2027(a) 65,000 62,091
LifePoint Health, Inc. ,
10.00%, 6/1/2032(a) 85,000 86,905
ModivCare Escrow Issuer,
Inc. ,
5.00%, 10/1/2029(a) 45,000 31,711
Owens & Minor, Inc. ,
6.63%, 4/1/2030(a) 55,000 50,001
Tenet Healthcare Corp. ,
6.25%, 2/1/2027 35,000 34,977
6.13%, 6/15/2030 70,000 69,527
1,043,661
Health Care REITs 0 .0%
†
Alexandria Real Estate
Equities, Inc. ,
5.25%, 5/15/2036 95,000 91,410
Health Care Technology 0 .0%
†
IQVIA, Inc. ,
6.25%, 2/1/2029 40,000 41,112
Corporate Bonds
Principal
Amount ($) Value ($)
Hotel & Resort REITs 0 .2%
Host Hotels & Resorts LP ,
Series I, 3.50%, 9/15/2030 140,000 123,714
5.70%, 7/1/2034 125,000 122,846
Park Intermediate Holdings
LLC ,
7.00%, 2/1/2030(a) 95,000 96,133
342,693
Hotels, Restaurants & Leisure 0 .7%
Caesars Entertainment, Inc. ,
6.50%, 2/15/2032(a) 65,000 65,319
Carnival Corp. ,
5.75%, 3/1/2027(a) 70,000 69,155
Expedia Group, Inc. ,
5.00%, 2/15/2026 90,000 89,314
3.80%, 2/15/2028 160,000 152,281
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(a) 40,000 35,126
Full House Resorts, Inc. ,
8.25%, 2/15/2028(a) 35,000 33,531
Hyatt Hotels Corp. ,
5.25%, 6/30/2029 114,000 113,067
Light & Wonder International,
Inc. ,
7.25%, 11/15/2029(a) 75,000 76,598
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 145,000 124,185
McDonald's Corp. ,
5.45%, 8/14/2053 60,000 57,953
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 60,000 55,889
NCL Corp. Ltd. ,
5.88%, 2/15/2027(a) 45,000 44,412
Royal Caribbean Cruises Ltd. ,
5.38%, 7/15/2027(a) 53,000 52,185
6.25%, 3/15/2032(a) 40,000 40,336
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 55,000 53,615
Six Flags Entertainment Corp. ,
6.63%, 5/1/2032(a) 80,000 81,299
Station Casinos LLC ,
6.63%, 3/15/2032(a) 65,000 64,681
Vail Resorts, Inc. ,
6.50%, 5/15/2032(a) 25,000 25,299
Viking Cruises Ltd. ,
5.88%, 9/15/2027(a) 70,000 69,276
9.13%, 7/15/2031(a) 120,000 129,967
1,433,488
Household Durables 0 .0%
†
Mattamy Group Corp. ,
4.63%, 3/1/2030(a) 40,000 36,975
Household Products 0 .0%
†
Kronos Acquisition Holdings,
Inc. ,
8.25%, 6/30/2031(a) 30,000 30,030

NVIT DoubleLine Total Return Tactical Fund - June 30, 2024 (Unaudited) - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
0 .0%
†
Oglethorpe Power Corp. ,
5.80%, 6/1/2054(a) 9,000 8,805
Insurance 0 .4%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 40,000 39,454
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 40,000 37,210
Athene Holding Ltd. ,
6.25%, 4/1/2054 65,000 65,042
Brown & Brown, Inc. ,
2.38%, 3/15/2031 105,000 86,702
F&G Annuities & Life, Inc. ,
6.50%, 6/4/2029 50,000 49,835
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 50,000 50,115
Guardian Life Global Funding ,
1.25%, 5/13/2026(a) 135,000 125,330
HUB International Ltd. ,
7.25%, 6/15/2030(a) 25,000 25,628
Markel Group, Inc. ,
6.00%, 5/16/2054 45,000 44,537
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 145,000 99,061
Panther Escrow Issuer LLC ,
7.13%, 6/1/2031(a) 50,000 50,572
Willis North America, Inc. ,
5.35%, 5/15/2033 125,000 122,564
796,050
Interactive Media & Services 0 .1%
Meta Platforms, Inc. ,
5.60%, 5/15/2053 120,000 122,480
IT Services 0 .0%
†
Kyndryl Holdings, Inc. ,
4.10%, 10/15/2041 85,000 64,383
Life Sciences Tools & Services 0 .0%
†
Fortrea Holdings, Inc. ,
7.50%, 7/1/2030(a) 65,000 64,583
Machinery 0 .1%
AGCO Corp. ,
5.80%, 3/21/2034 20,000 19,922
CNH Industrial Capital LLC ,
5.10%, 4/20/2029 25,000 24,900
Cummins, Inc. ,
5.45%, 2/20/2054 30,000 29,425
Husky Injection Molding
Systems Ltd. ,
9.00%, 2/15/2029(a) 75,000 77,664
151,911
Media 0 .2%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 25,000 25,082
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 25,000 20,890
DirecTV Financing LLC, Term
Loan B ,
5.88%, 8/15/2027(a) 75,000 70,544
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 40,000 27,733
Gray Television, Inc. ,
10.50%, 7/15/2029(a) 30,000 30,161
McGraw-Hill Education, Inc. ,
5.75%, 8/1/2028(a) 40,000 38,572
News Corp. ,
5.13%, 2/15/2032(a) 30,000 28,458
Sirius XM Radio, Inc. ,
5.50%, 7/1/2029(a) 85,000 79,849
Townsquare Media, Inc. ,
6.88%, 2/1/2026(a) 30,000 29,539
Univision Communications,
Inc. ,
7.38%, 6/30/2030(a) 30,000 27,905
378,733
Metals & Mining 0 .3%
ArcelorMittal SA ,
6.00%, 6/17/2034 33,000 32,975
CAP SA ,
Reg. S, 3.90%, 4/27/2031 200,000 159,176
Glencore Funding LLC ,
1.63%, 4/27/2026(a) 80,000 74,791
5.37%, 4/4/2029(a) 113,000 112,476
Minsur SA ,
Reg. S, 4.50%, 10/28/2031 200,000 177,496
Southern Copper Corp. ,
3.88%, 4/23/2025 50,000 49,204
Vale Overseas Ltd. ,
6.40%, 6/28/2054 24,000 23,729
629,847
Multi-Utilities 0 .1%
Black Hills Corp. ,
6.00%, 1/15/2035 35,000 35,207
DTE Energy Co. ,
5.85%, 6/1/2034 98,000 99,419
NiSource, Inc. ,
5.35%, 4/1/2034 65,000 63,751
198,377
Oil, Gas & Consumable Fuels 1 .1%
AI Candelaria Spain SA ,
Reg. S, 5.75%, 6/15/2033 250,000 202,229
Blue Racer Midstream LLC ,
7.25%, 7/15/2032(a) 30,000 30,845
BP Capital Markets America,
Inc. ,
4.89%, 9/11/2033 63,000 61,262
5.23%, 11/17/2034 63,000 62,528
Buckeye Partners LP ,
6.88%, 7/1/2029(a) 90,000 90,336
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 125,000 121,313

50 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a) 40,000 41,913
CNX Resources Corp. ,
6.00%, 1/15/2029(a) 35,000 34,250
Cosan Overseas Ltd. ,
Reg. S, 8.25%,
8/05/2024(d)(h) 100,000 101,670
Ecopetrol SA ,
5.88%, 11/2/2051 200,000 138,881
Energy Transfer LP ,
5.00%, 5/15/2044(c) 75,000 64,692
5.95%, 5/15/2054 64,000 62,321
Harvest Midstream I LP ,
7.50%, 5/15/2032(a) 65,000 65,998
Hilcorp Energy I LP ,
5.75%, 2/1/2029(a) 55,000 53,222
8.38%, 11/1/2033(a) 15,000 15,986
Kinder Morgan, Inc. ,
5.20%, 6/1/2033 125,000 121,291
Matador Resources Co. ,
6.50%, 4/15/2032(a) 50,000 50,004
MPLX LP ,
1.75%, 3/1/2026 50,000 46,985
5.50%, 6/1/2034 63,000 62,043
NGL Energy Operating LLC ,
8.13%, 2/15/2029(a) 50,000 50,946
ONEOK, Inc. ,
6.63%, 9/1/2053 60,000 64,028
Permian Resources Operating
LLC ,
7.00%, 1/15/2032(a) 35,000 35,954
Petroleos del Peru SA ,
Reg. S, 4.75%, 6/19/2032 200,000 149,098
Petroleos Mexicanos ,
6.75%, 9/21/2047 100,000 65,779
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 80,000 79,325
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a) 30,000 31,019
Sunoco LP ,
6.00%, 4/15/2027 35,000 34,954
Tallgrass Energy Partners LP ,
7.38%, 2/15/2029(a) 35,000 35,171
Venture Global LNG, Inc. ,
8.13%, 6/1/2028(a) 45,000 46,360
8.38%, 6/1/2031(a) 30,000 31,117
9.88%, 2/1/2032(a) 30,000 32,653
Vital Energy, Inc. ,
7.88%, 4/15/2032(a) 25,000 25,415
Williams Cos., Inc. (The) ,
5.15%, 3/15/2034 65,000 63,416
2,173,004
Paper & Forest Products 0 .1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(a) 121,000 119,252
Passenger Airlines 0 .1%
American Airlines, Inc. ,
7.25%, 2/15/2028(a) 30,000 30,019
Corporate Bonds
Principal
Amount ($) Value ($)
Passenger Airlines
American Airlines, Inc.,
8.50%, 5/15/2029(a) 65,000 67,533
97,552
Personal Care Products 0 .0%
†
Coty, Inc. ,
6.63%, 7/15/2030(a) 60,000 60,888
Pharmaceuticals 0 .2%
1375209 BC Ltd. ,
9.00%, 1/30/2028(a) 5,000 4,808
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 25,000 20,813
14.00%, 10/15/2030(a) 1,000 770
Bristol-Myers Squibb Co. ,
5.50%, 2/22/2044 25,000 24,713
5.55%, 2/22/2054 100,000 98,588
Merck & Co., Inc. ,
4.50%, 5/17/2033 45,000 43,449
Pfizer Investment Enterprises
Pte. Ltd. ,
5.30%, 5/19/2053 60,000 57,871
Royalty Pharma plc ,
5.15%, 9/2/2029 115,000 114,029
Viatris, Inc. ,
1.65%, 6/22/2025 40,000 38,443
403,484
Professional Services 0 .1%
Jacobs Engineering Group,
Inc. ,
5.90%, 3/1/2033 130,000 129,931
Verisk Analytics, Inc. ,
5.25%, 6/5/2034 63,000 62,032
VT Topco, Inc. ,
8.50%, 8/15/2030(a) 70,000 73,503
265,466
Real Estate Management & Development 0 .0%
†
Anywhere Real Estate Group
LLC ,
5.25%, 4/15/2030(a) 35,000 20,894
InRetail Shopping Malls ,
Reg. S, 5.75%, 4/3/2028 50,000 49,116
70,010
Residential REITs 0 .1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 100,000 98,331
Sun Communities Operating
LP ,
2.70%, 7/15/2031 75,000 61,945
160,276
Retail REITs 0 .1%
Agree LP ,
5.63%, 6/15/2034 45,000 44,538
Realty Income Corp. ,
5.05%, 1/13/2026 60,000 59,601
104,139

NVIT DoubleLine Total Return Tactical Fund - June 30, 2024 (Unaudited) - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0 .2%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 143,000 123,287
Marvell Technology, Inc. ,
1.65%, 4/15/2026 100,000 93,600
NXP BV ,
3.88%, 6/18/2026 95,000 92,256
Qorvo, Inc. ,
1.75%, 12/15/2024 45,000 44,046
3.38%, 4/1/2031(a) 35,000 30,001
383,190
Software 0 .2%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 40,000 36,828
Atlassian Corp. ,
5.25%, 5/15/2029 44,000 44,002
Central Parent LLC ,
8.00%, 6/15/2029(a) 50,000 50,767
Oracle Corp. ,
6.25%, 11/9/2032 10,000 10,584
3.80%, 11/15/2037 15,000 12,357
UKG, Inc. ,
6.88%, 2/1/2031(a) 35,000 35,438
Workday, Inc. ,
3.70%, 4/1/2029 120,000 112,569
302,545
Specialized REITs 0 .2%
American Tower Corp. ,
3.60%, 1/15/2028 80,000 75,488
Crown Castle, Inc. ,
4.30%, 2/15/2029 117,000 111,759
Equinix, Inc. ,
3.90%, 4/15/2032 70,000 63,650
2.95%, 9/15/2051 120,000 73,975
Extra Space Storage LP ,
5.40%, 2/1/2034 65,000 63,624
Iron Mountain, Inc. ,
7.00%, 2/15/2029(a) 80,000 81,407
469,903
Specialty Retail 0 .3%
AutoZone, Inc. ,
5.10%, 7/15/2029 23,000 22,905
Cougar JV Subsidiary LLC ,
8.00%, 5/15/2032(a) 35,000 36,192
Home Depot, Inc. (The) ,
4.95%, 6/25/2034 53,000 52,448
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 140,000 138,195
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(a) 45,000 36,000
7.88%, 5/1/2029(a) 20,000 12,834
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 30,000 30,278
Sonic Automotive, Inc. ,
4.63%, 11/15/2029(a) 60,000 54,157
Victra Holdings LLC ,
7.75%, 2/15/2026(a) 100,000 99,460
482,469
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals 0 .1%
NetApp, Inc. ,
1.88%, 6/22/2025 95,000 91,522
Tobacco 0 .1%
BAT Capital Corp. ,
4.54%, 8/15/2047 57,000 43,889
Philip Morris International,
Inc. ,
5.25%, 2/13/2034 65,000 63,769
107,658
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.25%, 3/1/2025 100,000 98,235
5.20%, 7/15/2031 46,000 44,955
Aviation Capital Group LLC ,
5.38%, 7/15/2029(a) 46,000 45,464
Fortress Transportation and
Infrastructure Investors LLC ,
7.88%, 12/1/2030(a) 75,000 78,460
267,114
Transportation Infrastructure 0 .2%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 172,000 143,884
Adani Ports & Special
Economic Zone Ltd. ,
Reg. S, 4.38%, 7/3/2029 200,000 178,954
Rutas 2 & 7 Finance Ltd. ,
Reg. S, 0.00%,
9/30/2036(f) 166,667 114,228
437,066
Wireless Telecommunication Services 0 .1%
T-Mobile USA, Inc. ,
5.50%, 1/15/2055 185,000 178,398
Total Corporate Bonds
(cost $24,662,022)
23,923,668
Foreign Government Securities 0 .2%
COLOMBIA 0.1%
Republic of Colombia,
4.13%, 5/15/2051 250,000 149,274
SOUTH AFRICA 0.1%
Republic of South Africa,
4.30%, 10/12/2028 200,000 183,510
Total Foreign Government Securities
(cost $440,394)
332,784
Mortgage-Backed Securities 19 .1%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,275,324 1,155,829
Pool# G08775
4.00%, 8/1/2047 397,832 369,145

52 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q51461
3.50%, 10/1/2047 552,572 500,763
FHLMC Pool Gold Pool
Pool# WN2407
4.38%, 5/1/2028 1,800,000 1,757,358
Pool# WA3229
4.09%, 9/1/2032 3,929,542 3,681,622
FHLMC UMBS Pool#
QH2160 ,
6.00%, 10/1/2053 1,900,097
1,931,291
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,804,460
Pool# BL5793
2.54%, 2/1/2032 2,113,000 1,828,061
Pool# BS3020
1.96%, 9/1/2033 1,300,000 1,023,821
Pool# BS3514
2.08%, 10/1/2033 5,900,000 4,670,484
Pool# BS9551
5.94%, 9/1/2053 1,896,320 1,995,428
FNMA UMBS Pool
Pool# BE2453
3.00%, 12/1/2046 1,245,425 1,085,527
Pool# MA2888
2.50%, 1/1/2047 959,263 810,345
Pool# AS9937
3.00%, 7/1/2047 942,703 822,125
Pool# MA4097
3.00%, 8/1/2050 2,471,807 2,128,917
Pool# FM4865
2.50%, 11/1/2050 2,831,710 2,332,849
Pool# FS1472
3.50%, 11/1/2050 2,247,384 2,014,603
Pool# FM8215
2.50%, 3/1/2051 1,334,900 1,110,928
Pool# FM7203
2.00%, 5/1/2051 2,359,402 1,869,377
Pool# CB0705
3.00%, 6/1/2051 1,304,912 1,121,312
Pool# MA4416
3.50%, 9/1/2051 1,099,828 979,976
Pool# CB8501
6.00%, 5/1/2054 1,878,283 1,909,124
Total Mortgage-Backed Securities
(cost $42,435,367)
36,903,345
U.S. Treasury Obligations 22 .1%
U.S. Treasury Notes
0.38%, 4/30/2025 3,950,000 3,796,667
0.38%, 11/30/2025 4,350,000 4,081,014
0.75%, 5/31/2026 4,900,000 4,544,176
0.88%, 9/30/2026 7,100,000 6,534,496
0.75%, 1/31/2028 14,850,000 13,038,996
0.63%, 8/15/2030 7,930,000 6,355,152
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.88%, 11/15/2030 5,340,000 4,319,351
Total U.S. Treasury Obligations
(cost $42,651,216)
42,669,852
Investment Company 1 .9%
Shares
Fixed Income Fund 1 .9%
DoubleLine Floating Rate
Fund, Class I 412,891 3,724,278
Total Investment Company
(cost $3,937,321)
3,724,278
Total Investments
(cost $202,210,070) — 96.7%
186,603,438
Other assets in excess of
liabilities — 3.3% 6,361,274
NET ASSETS — 100.0%
$ 192,964,712
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2024 was
$40,419,721 which represents 20.95% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2024.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2024. The
maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2024.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Perpetual bond security. The maturity date reflects the next call date.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only

NVIT DoubleLine Total Return Tactical Fund - June 30, 2024 (Unaudited) - Statement of Investments - 53
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 400 9/2024 USD 81,687,500 328,626
U.S. Treasury 5 Year Note 95 9/2024 USD 10,124,922 115,538
U.S. Treasury Long Bond 340 9/2024 USD 40,226,250 1,216,422
U.S. Treasury Ultra Bond 2 9/2024 USD 250,687 9,311
Total long contracts 1,669,897
Short Contracts
U.S. Treasury 10 Year Ultra Note (320) 9/2024 USD (36,330,000) (764,248)
Total short contracts (764,248)
Net contracts 905,649
As of June 30, 2024, the Fund had $1,271,700 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

54 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds 95 .6%
Principal
Amount ($) Value ($)
Aerospace / Defense 1 .7%
TransDigm, Inc. ,
5.50%, 11/15/2027 1,000,000 981,938
6.38%, 3/1/2029(a) 150,000 150,756
4.88%, 5/1/2029 75,000 70,252
6.88%, 12/15/2030(a) 75,000 76,564
6.63%, 3/1/2032(a) 300,000 303,018
1,582,528
Airlines 0 .2%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 166,667 165,185
Automotive 6 .4%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 300,000 291,772
7.00%, 4/15/2028(a) 75,000 76,767
8.25%, 4/15/2031(a) 75,000 78,271
Clarios Global LP ,
8.50%, 5/15/2027(a) 1,075,000 1,081,064
6.75%, 5/15/2028(a) 100,000 101,205
Dana, Inc. ,
4.50%, 2/15/2032 325,000 279,113
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 525,000 446,380
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 750,000 725,854
4.39%, 1/8/2026 200,000 195,736
2.70%, 8/10/2026 200,000 187,853
4.27%, 1/9/2027 325,000 313,153
7.35%, 11/4/2027 200,000 208,399
6.80%, 5/12/2028 175,000 180,291
5.11%, 5/3/2029 200,000 193,215
IHO Verwaltungs GmbH ,
6.00%, 5/15/2027(a)(b) 500,000 492,011
6.38%, 5/15/2029(a)(b) 300,000 296,495
JB Poindexter & Co., Inc. ,
8.75%, 12/15/2031(a) 325,000 336,697
Real Hero Merger Sub 2, Inc. ,
6.25%, 2/1/2029(a) 350,000 298,747
ZF North America Capital,
Inc. ,
6.88%, 4/14/2028(a) 150,000 152,902
6.75%, 4/23/2030(a) 150,000 152,766
6,088,691
Banking 0 .1%
Ally Financial, Inc. ,
5.75%, 11/20/2025 75,000 74,527
Building Materials 3 .9%
American Builders &
Contractors Supply Co.,
Inc. ,
4.00%, 1/15/2028(a) 75,000 70,020
Beacon Roofing Supply, Inc. ,
6.50%, 8/1/2030(a) 50,000 50,450
Camelot Return Merger Sub,
Inc. ,
8.75%, 8/1/2028(a) 150,000 147,059
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 275,000 235,080
Corporate Bonds
Principal
Amount ($) Value ($)
Building Materials
Foundation Building Materials,
Inc. ,
6.00%, 3/1/2029(a) 725,000 643,398
GYP Holdings III Corp. ,
4.63%, 5/1/2029(a) 300,000 277,631
Interface, Inc. ,
5.50%, 12/1/2028(a) 425,000 398,457
Masterbrand, Inc. ,
7.00%, 7/15/2032(a) 150,000 151,695
Miter Brands Acquisition
Holdco, Inc. ,
6.75%, 4/1/2032(a) 300,000 302,134
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 125,000 115,362
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 375,000 364,523
3.38%, 1/15/2031(a) 475,000 400,202
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 375,000 361,834
White Cap Parent LLC ,
8.25%, 3/15/2026(a)(b) 250,000 250,006
3,767,851
Cable Satellite 6 .3%
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 200,000 192,029
5.00%, 2/1/2028(a) 525,000 490,818
5.38%, 6/1/2029(a) 50,000 45,488
4.75%, 3/1/2030(a) 750,000 649,595
4.50%, 5/1/2032 400,000 322,169
4.50%, 6/1/2033(a) 125,000 98,390
4.25%, 1/15/2034(a) 50,000 37,953
CSC Holdings LLC ,
5.50%, 4/15/2027(a) 400,000 324,456
5.75%, 1/15/2030(a) 425,000 160,415
4.50%, 11/15/2031(a) 400,000 258,089
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 150,000 103,997
5.13%, 6/1/2029 450,000 178,205
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(a) 525,000 493,940
4.00%, 7/15/2028(a) 100,000 90,335
3.88%, 9/1/2031(a) 225,000 183,675
Sunrise FinCo. I BV ,
4.88%, 7/15/2031(a) 625,000 567,510
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 600,000 561,000
Virgin Media Secured Finance
plc ,
5.50%, 5/15/2029(a) 200,000 182,830
Vmed O2 UK Financing I plc ,
4.75%, 7/15/2031(a) 650,000 548,194
VZ Secured Financing BV ,
5.00%, 1/15/2032(a) 400,000 341,068
Ziggo Bond Co. BV ,
5.13%, 2/28/2030(a) 200,000 169,933
6,000,089

NVIT Federated High Income Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 3 .1%
Axalta Coating Systems Dutch
Holding B BV ,
7.25%, 2/15/2031(a) 150,000 155,767
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 175,000 170,157
3.38%, 2/15/2029(a) 150,000 134,202
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 206,777
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 70,689
Herens Holdco Sarl ,
4.75%, 5/15/2028(a) 550,000 477,092
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 200,000 201,584
Olympus Water US Holding
Corp. ,
7.13%, 10/1/2027(a) 200,000 200,760
4.25%, 10/1/2028(a) 200,000 181,934
9.75%, 11/15/2028(a) 200,000 211,594
6.25%, 10/1/2029(a) 425,000 387,945
SNF Group SACA ,
3.38%, 3/15/2030(a) 250,000 215,603
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 300,000 276,509
7.38%, 3/1/2031(a) 50,000 50,673
2,941,286
Construction Machinery 0 .4%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 250,000 225,567
United Rentals North America,
Inc. ,
4.88%, 1/15/2028 150,000 145,380
3.88%, 2/15/2031 50,000 44,608
415,555
Consumer Cyclical Services 4 .0%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 10,000 9,970
9.75%, 7/15/2027(a) 675,000 670,879
6.00%, 6/1/2029(a) 200,000 175,077
7.88%, 2/15/2031(a) 200,000 200,520
Brink's Co. (The) ,
6.50%, 6/15/2029(a) 150,000 151,572
6.75%, 6/15/2032(a) 150,000 151,101
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 300,000 294,698
Dun & Bradstreet Corp. (The) ,
5.00%, 12/15/2029(a) 350,000 325,090
Garda World Security Corp. ,
9.50%, 11/1/2027(a) 807,000 810,734
7.75%, 2/15/2028(a) 50,000 50,924
6.00%, 6/1/2029(a) 350,000 319,315
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 200,000 195,827
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 250,000 239,659
4.13%, 8/1/2030(a) 250,000 221,195
3,816,561
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Products 1 .8%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 800,000 775,202
Edgewell Personal Care Co. ,
4.13%, 4/1/2029(a) 325,000 299,171
Energizer Holdings, Inc. ,
6.50%, 12/31/2027(a) 150,000 149,823
4.75%, 6/15/2028(a) 200,000 187,228
4.38%, 3/31/2029(a) 350,000 316,627
1,728,051
Diversified Manufacturing 1 .4%
EMRLD Borrower LP ,
6.63%, 12/15/2030(a) 575,000 579,486
Gates Corp. ,
6.88%, 7/1/2029(a) 375,000 381,540
WESCO Distribution, Inc. ,
7.25%, 6/15/2028(a) 400,000 407,176
1,368,202
Finance Companies 2 .3%
Boost Newco Borrower LLC ,
7.50%, 1/15/2031(a) 325,000 338,862
Macquarie Airfinance Holdings
Ltd. ,
6.40%, 3/26/2029(a) 25,000 25,423
8.13%, 3/30/2029(a) 100,000 105,719
6.50%, 3/26/2031(a) 25,000 25,708
Navient Corp. ,
6.75%, 6/25/2025 25,000 24,988
5.50%, 3/15/2029 550,000 502,161
Rocket Mortgage LLC ,
2.88%, 10/15/2026(a) 325,000 303,513
3.63%, 3/1/2029(a) 275,000 249,460
3.88%, 3/1/2031(a) 75,000 65,361
4.00%, 10/15/2033(a) 75,000 63,202
United Wholesale Mortgage
LLC ,
5.50%, 11/15/2025(a) 150,000 148,915
5.75%, 6/15/2027(a) 200,000 195,249
5.50%, 4/15/2029(a) 175,000 166,260
2,214,821
Food & Beverage 1 .9%
BellRing Brands, Inc. ,
7.00%, 3/15/2030(a) 500,000 512,394
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 50,000 48,905
4.25%, 8/1/2029(a) 275,000 250,362
Post Holdings, Inc. ,
5.50%, 12/15/2029(a) 325,000 313,597
6.25%, 2/15/2032(a) 100,000 100,130
US Foods, Inc. ,
4.75%, 2/15/2029(a) 450,000 426,816
4.63%, 6/1/2030(a) 150,000 139,359
1,791,563
Food & Staples Retailing 0 .0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0

56 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Gaming 5 .1%
Affinity Interactive ,
6.88%, 12/15/2027(a) 125,000 110,220
Boyd Gaming Corp. ,
4.75%, 12/1/2027 100,000 96,247
4.75%, 6/15/2031(a) 50,000 45,315
Caesars Entertainment, Inc. ,
8.13%, 7/1/2027(a) 400,000 408,133
7.00%, 2/15/2030(a) 100,000 102,168
6.50%, 2/15/2032(a) 150,000 150,736
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 50,000 49,493
Churchill Downs, Inc. ,
6.75%, 5/1/2031(a) 250,000 251,353
Light & Wonder International,
Inc. ,
7.25%, 11/15/2029(a) 175,000 178,728
7.50%, 9/1/2031(a) 125,000 129,153
MGM Resorts International ,
6.50%, 4/15/2032 225,000 223,960
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 425,000 395,884
Mohegan Tribal Gaming
Authority ,
8.00%, 2/1/2026(a) 550,000 521,428
Ontario Gaming GTA LP ,
8.00%, 8/1/2030(a) 275,000 282,219
Penn Entertainment, Inc. ,
4.13%, 7/1/2029(a) 100,000 85,767
Raptor Acquisition Corp. ,
4.88%, 11/1/2026(a) 175,000 169,302
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 650,000 633,631
Station Casinos LLC ,
4.50%, 2/15/2028(a) 275,000 258,757
4.63%, 12/1/2031(a) 150,000 133,696
6.63%, 3/15/2032(a) 100,000 99,509
VICI Properties LP ,
3.50%, 2/15/2025(a) 25,000 24,661
4.25%, 12/1/2026(a) 150,000 144,658
3.88%, 2/15/2029(a) 25,000 23,108
4.63%, 12/1/2029(a) 150,000 141,956
4.13%, 8/15/2030(a) 75,000 68,210
Wynn Resorts Finance LLC ,
7.13%, 2/15/2031(a) 125,000 129,615
4,857,907
Health Insurance 0 .4%
Centene Corp. ,
4.25%, 12/15/2027 100,000 95,478
4.63%, 12/15/2029 275,000 260,102
3.38%, 2/15/2030 50,000 44,381
399,961
Healthcare 4 .6%
AHP Health Partners, Inc. ,
5.75%, 7/15/2029(a) 425,000 403,451
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 225,000 214,110
3.88%, 11/1/2029(a) 350,000 318,277
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
Community Health Systems,
Inc. ,
6.88%, 4/15/2029(a) 300,000 229,411
6.13%, 4/1/2030(a) 200,000 139,952
5.25%, 5/15/2030(a) 150,000 123,674
Concentra Escrow Issuer
Corp. ,
6.88%, 7/15/2032(a) 75,000 75,987
Embecta Corp. ,
5.00%, 2/15/2030(a) 75,000 61,763
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 250,000 245,293
6.50%, 5/15/2030(a) 175,000 177,632
Medline Borrower LP ,
3.88%, 4/1/2029(a) 125,000 115,114
6.25%, 4/1/2029(a) 175,000 176,980
5.25%, 10/1/2029(a) 1,000,000 954,327
Neogen Food Safety Corp. ,
8.63%, 7/20/2030(a) 175,000 188,929
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 72,425
Tenet Healthcare Corp. ,
6.25%, 2/1/2027 250,000 249,836
5.13%, 11/1/2027 200,000 195,727
6.13%, 10/1/2028 75,000 74,625
4.25%, 6/1/2029 175,000 162,971
6.13%, 6/15/2030 200,000 198,649
4,379,133
Independent Energy 3 .8%
Antero Resources Corp. ,
7.63%, 2/1/2029(a) 13,000 13,368
5.38%, 3/1/2030(a) 125,000 120,969
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 350,000 350,240
8.25%, 12/31/2028(a) 150,000 153,674
5.88%, 6/30/2029(a) 75,000 73,295
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 125,000 123,358
Chesapeake Energy Corp. ,
7.00%, 10/1/2024 200,000 3,900
5.50%, 2/1/2026(a) 25,000 24,760
5.88%, 2/1/2029(a) 25,000 24,749
Chord Energy Corp. ,
6.38%, 6/1/2026(a) 50,000 49,987
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a) 150,000 157,174
8.63%, 11/1/2030(a) 100,000 107,222
8.75%, 7/1/2031(a) 125,000 133,869
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 400,000 387,648
5.88%, 1/15/2030(a) 150,000 139,578
CrownRock LP ,
5.63%, 10/15/2025(a) 300,000 299,289
Matador Resources Co. ,
6.50%, 4/15/2032(a) 200,000 200,015
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 325,000 325,154
Range Resources Corp. ,
4.88%, 5/15/2025 98,000 97,397
8.25%, 1/15/2029 125,000 129,529

NVIT Federated High Income Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Range Resources Corp.,
4.75%, 2/15/2030(a) 75,000 70,376
Rockcliff Energy II LLC ,
5.50%, 10/15/2029(a) 75,000 70,204
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a) 125,000 129,246
SM Energy Co. ,
6.75%, 9/15/2026 125,000 125,042
6.50%, 7/15/2028 125,000 123,925
Southwestern Energy Co. ,
8.38%, 9/15/2028 175,000 180,939
5.38%, 3/15/2030 50,000 48,304
3,663,211
Industrial - Other 1 .7%
Artera Services LLC ,
8.50%, 2/15/2031(a) 125,000 128,687
Hillenbrand, Inc. ,
6.25%, 2/15/2029 275,000 276,318
Madison IAQ LLC ,
5.88%, 6/30/2029(a) 750,000 697,799
SPX Flow, Inc. ,
8.75%, 4/1/2030(a) 500,000 513,275
1,616,079
Insurance - P&C 8 .3%
Acrisure LLC ,
6.00%, 8/1/2029(a) 125,000 115,329
7.50%, 11/6/2030(a) 275,000 275,191
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 50,000 49,318
5.88%, 11/1/2029(a) 150,000 140,362
7.00%, 1/15/2031(a) 325,000 328,323
AmWINS Group, Inc. ,
6.38%, 2/15/2029(a) 225,000 225,614
4.88%, 6/30/2029(a) 575,000 534,902
Ardonagh Group Finance Ltd. ,
8.88%, 2/15/2032(a) 875,000 854,622
AssuredPartners, Inc. ,
5.63%, 1/15/2029(a) 125,000 116,925
7.50%, 2/15/2032(a) 150,000 150,566
Baldwin Insurance Group
Holdings LLC ,
7.13%, 5/15/2031(a) 275,000 278,195
BroadStreet Partners, Inc. ,
5.88%, 4/15/2029(a) 900,000 839,775
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 500,000 501,151
HUB International Ltd. ,
5.63%, 12/1/2029(a) 625,000 591,062
7.25%, 6/15/2030(a) 450,000 461,309
7.38%, 1/31/2032(a) 400,000 405,633
Jones Deslauriers Insurance
Management, Inc. ,
8.50%, 3/15/2030(a) 325,000 338,933
10.50%, 12/15/2030(a) 325,000 349,002
Panther Escrow Issuer LLC ,
7.13%, 6/1/2031(a) 550,000 556,289
Ryan Specialty LLC ,
4.38%, 2/1/2030(a) 200,000 185,232
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance - P&C
USI, Inc. ,
7.50%, 1/15/2032(a) 650,000 660,169
7,957,902
Leisure 1 .6%
Carnival Corp. ,
6.00%, 5/1/2029(a) 125,000 123,478
7.00%, 8/15/2029(a) 50,000 51,829
NCL Corp. Ltd. ,
5.88%, 3/15/2026(a) 150,000 148,293
8.13%, 1/15/2029(a) 150,000 157,163
7.75%, 2/15/2029(a) 150,000 155,955
NCL Finance Ltd. ,
6.13%, 3/15/2028(a) 100,000 98,753
Royal Caribbean Cruises Ltd. ,
4.25%, 7/1/2026(a) 100,000 96,780
6.25%, 3/15/2032(a) 175,000 176,470
SeaWorld Parks &
Entertainment, Inc. ,
5.25%, 8/15/2029(a) 450,000 425,193
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 75,000 74,241
1,508,155
Lodging 0 .4%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 74,749
4.88%, 1/15/2030 100,000 95,978
3.63%, 2/15/2032(a) 50,000 43,269
RHP Hotel Properties LP ,
7.25%, 7/15/2028(a) 50,000 51,703
6.50%, 4/1/2032(a) 150,000 150,011
415,710
Media Entertainment 2 .9%
Audacy Capital Corp. ,
6.50%, 5/1/2027(a)(c) 425,000 14,875
6.75%, 3/31/2029(a)(c) 200,000 7,000
CMG Media Corp. ,
8.88%, 12/15/2027(a) 75,000 42,775
Gray Television, Inc. ,
4.75%, 10/15/2030(a) 75,000 45,007
5.38%, 11/15/2031(a) 175,000 99,203
iHeartCommunications, Inc. ,
4.75%, 1/15/2028(a) 125,000 63,315
Lamar Media Corp. ,
4.88%, 1/15/2029 75,000 72,070
3.63%, 1/15/2031 50,000 43,976
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 50,000 47,500
4.75%, 11/1/2028(a) 200,000 177,821
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a) 25,000 22,796
4.63%, 3/15/2030(a) 150,000 135,066
7.38%, 2/15/2031(a) 25,000 26,018
ROBLOX Corp. ,
3.88%, 5/1/2030(a) 100,000 88,850
Scripps Escrow II, Inc. ,
5.38%, 1/15/2031(a) 75,000 33,273
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 150,000 90,636

58 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment
Sinclair Television Group, Inc. ,
5.13%, 2/15/2027(a) 175,000 154,327
Stagwell Global LLC ,
5.63%, 8/15/2029(a) 800,000 738,894
TEGNA, Inc. ,
5.00%, 9/15/2029 225,000 198,679
Univision Communications,
Inc. ,
8.00%, 8/15/2028(a) 275,000 268,187
4.50%, 5/1/2029(a) 100,000 84,047
7.38%, 6/30/2030(a) 200,000 186,034
WMG Acquisition Corp. ,
3.75%, 12/1/2029(a) 200,000 181,165
2,821,514
Metals & Mining 0 .6%
Cleveland-Cliffs, Inc. ,
4.63%, 3/1/2029(a) 225,000 212,919
7.00%, 3/15/2032(a) 125,000 123,585
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 300,000 281,155
617,659
Midstream 5 .9%
AmeriGas Partners LP ,
5.50%, 5/20/2025 19,000 18,922
5.88%, 8/20/2026 300,000 290,695
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 300,000 297,577
5.75%, 1/15/2028(a) 225,000 221,193
5.38%, 6/15/2029(a) 525,000 508,912
Blue Racer Midstream LLC ,
7.00%, 7/15/2029(a) 50,000 50,920
7.25%, 7/15/2032(a) 75,000 77,111
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 150,000 142,896
4.00%, 3/1/2031 150,000 136,410
3.25%, 1/31/2032 75,000 64,015
CNX Midstream Partners LP ,
4.75%, 4/15/2030(a) 175,000 157,704
DT Midstream, Inc. ,
4.38%, 6/15/2031(a) 175,000 159,394
Energy Transfer LP ,
7.38%, 2/1/2031(a) 100,000 104,349
EQM Midstream Partners LP ,
7.50%, 6/1/2027(a) 50,000 51,061
6.50%, 7/1/2027(a) 450,000 454,831
5.50%, 7/15/2028 25,000 24,619
4.50%, 1/15/2029(a) 125,000 117,964
6.38%, 4/1/2029(a) 75,000 75,758
4.75%, 1/15/2031(a) 325,000 303,890
6.50%, 7/15/2048 75,000 75,718
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 175,000 169,445
6.50%, 6/1/2029(a) 75,000 76,032
4.25%, 2/15/2030(a) 100,000 91,791
5.50%, 10/15/2030(a) 125,000 120,790
HF Sinclair Corp. ,
6.38%, 4/15/2027(a) 50,000 50,106
5.00%, 2/1/2028(a) 275,000 266,418
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
Northriver Midstream Finance
LP ,
6.75%, 7/15/2032(a) 150,000 150,263
Solaris Midstream Holdings
LLC ,
7.63%, 4/1/2026(a) 275,000 275,959
Suburban Propane Partners
LP ,
5.88%, 3/1/2027 150,000 148,436
5.00%, 6/1/2031(a) 350,000 315,189
Targa Resources Partners LP ,
6.50%, 7/15/2027 50,000 50,357
5.00%, 1/15/2028 50,000 48,973
5.50%, 3/1/2030 250,000 248,465
TransMontaigne Partners LP ,
6.13%, 2/15/2026 50,000 48,414
Western Midstream Operating
LP ,
4.50%, 3/1/2028 125,000 120,539
5.30%, 3/1/2048 125,000 107,927
5,623,043
Oil Field Services 2 .0%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 350,000 351,395
6.25%, 4/1/2028(a) 325,000 321,874
Kodiak Gas Services LLC ,
7.25%, 2/15/2029(a) 125,000 128,134
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 125,000 126,823
7.50%, 1/15/2028(a) 150,000 143,131
Nabors Industries, Inc. ,
7.38%, 5/15/2027(a) 125,000 127,149
9.13%, 1/31/2030(a) 50,000 51,797
Precision Drilling Corp. ,
7.13%, 1/15/2026(a) 72,000 72,000
6.88%, 1/15/2029(a) 125,000 123,656
USA Compression Partners
LP ,
6.88%, 9/1/2027 150,000 150,281
7.13%, 3/15/2029(a) 325,000 327,473
1,923,713
Packaging 4 .9%
ARD Finance SA ,
6.50%, 6/30/2027(a)(b) 425,000 105,230
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 725,000 613,535
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 225,000 139,573
5.25%, 8/15/2027(a) 200,000 124,064
Ball Corp. ,
6.00%, 6/15/2029 100,000 100,537
Berry Global, Inc. ,
5.63%, 7/15/2027(a) 125,000 122,978
Clydesdale Acquisition
Holdings, Inc. ,
8.75%, 4/15/2030(a) 950,000 929,722
Crown Americas LLC ,
5.25%, 4/1/2030 150,000 145,105

NVIT Federated High Income Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Packaging
Mauser Packaging Solutions
Holding Co. ,
7.88%, 4/15/2027(a) 100,000 101,999
9.25%, 4/15/2027(a) 375,000 375,241
OI European Group BV ,
4.75%, 2/15/2030(a) 100,000 91,425
Owens-Brockway Glass
Container, Inc. ,
6.63%, 5/13/2027(a) 257,000 256,476
7.25%, 5/15/2031(a) 200,000 199,653
7.38%, 6/1/2032(a) 100,000 100,116
Sealed Air Corp. ,
6.13%, 2/1/2028(a) 25,000 24,940
5.00%, 4/15/2029(a) 75,000 71,379
7.25%, 2/15/2031(a) 125,000 128,699
6.50%, 7/15/2032(a) 150,000 149,158
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(d) 900,000 893,287
4,673,117
Paper 0 .3%
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 75,000 73,189
3.50%, 3/1/2029(a) 250,000 224,056
3.75%, 2/1/2030(a) 25,000 22,319
319,564
Pharmaceuticals 1 .4%
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 150,000 124,875
5.00%, 2/15/2029(a) 475,000 228,000
Grifols SA ,
4.75%, 10/15/2028(a) 625,000 539,359
Organon & Co. ,
5.13%, 4/30/2031(a) 250,000 224,563
7.88%, 5/15/2034(a) 200,000 205,501
1,322,298
Restaurants 1 .5%
1011778 BC ULC ,
4.38%, 1/15/2028(a) 225,000 212,214
4.00%, 10/15/2030(a) 975,000 858,293
KFC Holding Co. ,
4.75%, 6/1/2027(a) 150,000 146,234
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 200,000 190,492
4.63%, 1/31/2032 50,000 45,984
5.38%, 4/1/2032 25,000 24,032
1,477,249
Retailers 1 .8%
Academy Ltd. ,
6.00%, 11/15/2027(a) 200,000 196,913
Asbury Automotive Group,
Inc. ,
4.63%, 11/15/2029(a) 350,000 323,494
5.00%, 2/15/2032(a) 125,000 113,251
Gap, Inc. (The) ,
3.63%, 10/1/2029(a) 50,000 43,287
Corporate Bonds
Principal
Amount ($) Value ($)
Retailers
Kontoor Brands, Inc. ,
4.13%, 11/15/2029(a) 250,000 226,313
LCM Investments Holdings II
LLC ,
4.88%, 5/1/2029(a) 250,000 233,683
8.25%, 8/1/2031(a) 225,000 234,783
Sally Holdings LLC ,
6.75%, 3/1/2032 200,000 197,585
Velocity Vehicle Group LLC ,
8.00%, 6/1/2029(a) 75,000 77,141
William Carter Co. (The) ,
5.63%, 3/15/2027(a) 50,000 49,318
1,695,768
Supermarkets 0 .5%
Albertsons Cos., Inc. ,
5.88%, 2/15/2028(a) 100,000 98,839
6.50%, 2/15/2028(a) 75,000 75,356
3.50%, 3/15/2029(a) 375,000 337,328
511,523
Technology 11 .1%
ams-OSRAM AG ,
12.25%, 3/30/2029(a) 150,000 155,315
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 825,000 759,577
Boxer Parent Co., Inc. ,
9.13%, 3/1/2026(a) 175,000 175,136
Capstone Borrower, Inc. ,
8.00%, 6/15/2030(a) 225,000 232,357
Central Parent, Inc. ,
7.25%, 6/15/2029(a) 625,000 621,911
Ciena Corp. ,
4.00%, 1/31/2030(a) 50,000 45,193
Clarivate Science Holdings
Corp. ,
3.88%, 7/1/2028(a) 50,000 46,439
4.88%, 7/1/2029(a) 525,000 487,232
Cloud Software Group, Inc. ,
6.50%, 3/31/2029(a) 250,000 240,079
9.00%, 9/30/2029(a) 375,000 363,832
8.25%, 6/30/2032(a) 125,000 127,406
Coherent Corp. ,
5.00%, 12/15/2029(a) 450,000 425,869
Consensus Cloud Solutions,
Inc. ,
6.50%, 10/15/2028(a) 200,000 186,727
Elastic NV ,
4.13%, 7/15/2029(a) 400,000 365,225
Entegris, Inc. ,
5.95%, 6/15/2030(a) 200,000 198,013
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 75,000 70,155
Fortress Intermediate 3, Inc. ,
7.50%, 6/1/2031(a) 125,000 128,069
Gartner, Inc. ,
4.50%, 7/1/2028(a) 125,000 120,471
HealthEquity, Inc. ,
4.50%, 10/1/2029(a) 425,000 397,239
Helios Software Holdings, Inc. ,
4.63%, 5/1/2028(a) 200,000 178,581

60 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Insight Enterprises, Inc. ,
6.63%, 5/15/2032(a) 100,000 101,546
Iron Mountain, Inc. ,
7.00%, 2/15/2029(a) 225,000 228,958
McAfee Corp. ,
7.38%, 2/15/2030(a) 825,000 762,179
Millennium Escrow Corp. ,
6.63%, 8/1/2026(a) 125,000 65,241
NCR Atleos Corp. ,
9.50%, 4/1/2029(a) 150,000 162,111
NCR Voyix Corp. ,
5.13%, 4/15/2029(a) 300,000 282,527
5.25%, 10/1/2030(a) 325,000 297,050
Open Text Corp. ,
3.88%, 12/1/2029(a) 175,000 156,725
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 150,000 135,271
Rackspace Finance LLC ,
3.50%, 5/15/2028(a) 105,000 45,150
Rocket Software, Inc. ,
9.00%, 11/28/2028(a) 175,000 177,844
6.50%, 2/15/2029(a) 375,000 326,968
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 47,716
Seagate HDD Cayman ,
8.25%, 12/15/2029 150,000 160,875
9.63%, 12/1/2032 245,750 280,312
Sensata Technologies BV ,
5.88%, 9/1/2030(a) 200,000 195,859
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 50,000 45,920
3.75%, 2/15/2031(a) 25,000 21,790
6.63%, 7/15/2032(a) 200,000 201,431
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 200,000 196,941
6.50%, 6/1/2032(a) 375,000 378,261
Synaptics, Inc. ,
4.00%, 6/15/2029(a) 225,000 203,876
TTM Technologies, Inc. ,
4.00%, 3/1/2029(a) 350,000 321,153
UKG, Inc. ,
6.88%, 2/1/2031(a) 275,000 278,446
Viavi Solutions, Inc. ,
3.75%, 10/1/2029(a) 175,000 147,798
Zebra Technologies Corp. ,
6.50%, 6/1/2032(a) 100,000 101,126
10,647,900
Transportation Services 0 .5%
Stena International SA ,
7.25%, 1/15/2031(a) 200,000 204,436
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 250,000 248,981
453,417
Corporate Bonds
Principal
Amount ($) Value ($)
Utility - Electric 2 .8%
Calpine Corp. ,
5.25%, 6/1/2026(a) 16,000 15,823
4.50%, 2/15/2028(a) 125,000 118,761
5.13%, 3/15/2028(a) 300,000 288,524
4.63%, 2/1/2029(a) 75,000 69,585
5.00%, 2/1/2031(a) 50,000 46,665
3.75%, 3/1/2031(a) 150,000 132,567
Enviva Partners LP ,
6.50%, 1/15/2026(a)(c) 152,000 67,409
NextEra Energy Operating
Partners LP ,
7.25%, 1/15/2029(a) 175,000 179,457
NRG Energy, Inc. ,
6.63%, 1/15/2027 26,000 25,948
3.38%, 2/15/2029(a) 150,000 133,434
5.25%, 6/15/2029(a) 275,000 263,929
3.88%, 2/15/2032(a) 5,000 4,293
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 325,000 310,431
4.75%, 1/15/2030(a) 175,000 159,513
TransAlta Corp. ,
7.75%, 11/15/2029 225,000 234,792
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 147,923
5.63%, 2/15/2027(a) 300,000 294,972
5.00%, 7/31/2027(a) 175,000 169,285
7.75%, 10/15/2031(a) 50,000 52,070
2,715,381
Total Corporate Bonds
(cost $97,048,457)
91,555,114
Total Investments
(cost $97,048,457) — 95.6%
91,555,114
Other assets in excess of
liabilities — 4.4% 4,259,327
NET ASSETS — 100.0%
$ 95,814,441
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2024 was
$80,569,134 which represents 84.09% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

NVIT Government Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 61
Asset-Backed Securities 6 .3%
Principal
Amount ($) Value ($)
Automobiles 1 .4%
Carvana Auto Receivables
Trust, Series 2023-
P3, Class A2, 6.09%,
11/10/2026(a) 571,291 571,836
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 1,653,645 1,663,325
Westlake Automobile
Receivables Trust, Series
2023-4A, Class A2, 6.23%,
1/15/2027(a) 1,936,341 1,939,563
4,174,724
Equipment Loans & Leases 1 .1%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 2,000,000 2,016,503
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 500,000 503,570
M&T Equipment Notes, Series
2023-1A, Class A2, 6.09%,
7/15/2030(a) 728,655 728,940
3,249,013
Home Equity 0 .3%
BRAVO Residential Funding
Trust, Series 2024-
CES1, Class A1A, 6.38%,
4/25/2054(a)(b) 972,659 978,536
Other 3 .5%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 750,000 751,146
AMSR Trust
Series 2020-SFR1, Class D,
2.62%, 4/17/2037(a) 2,000,000 1,937,222
Series 2020-SFR2, Class C,
2.53%, 7/17/2037(a) 1,339,450 1,289,267
Series 2020-SFR4, Class C,
1.86%, 11/17/2037(a) 1,487,000 1,402,999
FirstKey Homes Trust, Series
2020-SFR2, Class C,
1.67%, 10/19/2037(a) 2,000,000 1,891,021
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 636,979 547,527
Reach Abs Trust, Series
2024-1A, Class A, 6.30%,
2/18/2031(a) 492,579 493,833
Reach ABS Trust, Series
2023-1A, Class A, 7.05%,
2/18/2031(a) 93,436 93,686
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,181,800
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 325,000 310,761
10,899,262
Total Asset-Backed Securities
(cost $19,429,280)
19,301,535
Collateralized Mortgage Obligations 7 .8%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(c) 195,595 184,558
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 4.47%, 2/25/2062(a)(b) 855,719 829,927
Cross Mortgage Trust, Series
2024-H1, Class A1, 6.09%,
12/25/2068(a)(b) 1,384,326 1,383,948
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 151,128 149,983
FNMA REMICS
Series 2005-40, Class YG,
5.00%, 5/25/2025 118,252 117,435
Series 2015-92, Class PA,
2.50%, 12/25/2041 2,159,770 1,938,393
Series 2013-59, Class MX,
2.50%, 9/25/2042 8,190,407 7,566,958
Series 2015-88, Class JA,
2.50%, 12/25/2045 1,631,151 1,483,458
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(c) 1,263,758 1,145,553
GCAT Trust, Series 2024-
NQM1, Class A1, 6.01%,
1/25/2059(a)(b) 1,372,551 1,369,648
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(c) 557,289 519,630
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(c) 1,741,258 1,645,669
OBX Trust
Series 2023-NQM1, Class
A1, 6.12%, 11/25/2062(a)(c) 1,202,859 1,202,211
Series 2024-NQM1, Class
A1, 5.93%, 11/25/2063(a)(b) 921,785 922,299
Series 2024-NQM2, Class
A1, 5.88%, 12/25/2063(a)(b) 1,405,472 1,403,039
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 4.16%,
3/25/2067(a)(c) 1,372,400 1,309,359
Verus Securitization Trust,
Series 2022-4, Class A1,
4.47%, 4/25/2067(a)(b) 744,173 726,611
Total Collateralized Mortgage Obligations
(cost $25,298,896)
23,898,679

62 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Government Bond Fund
Commercial Mortgage-Backed Securities 3 .1%
Principal
Amount ($) Value ($)
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K-154, Class A2,
4.35%, 1/25/2033(c) 2,800,000 2,709,798
Series K-157, Class A2,
4.20%, 5/25/2033 7,200,000 6,885,079
Total Commercial Mortgage-Backed
Securities
(cost $9,710,055) 9,594,877
Corporate Bonds 5 .0%
Financial Services 5 .0%
Private Export Funding Corp. ,
Series GG, 2.45%,
7/15/2024 5,500,000 5,492,450
Series OO, 1.75%,
11/15/2024 10,000,000 9,855,108
Total Corporate Bonds
(cost $15,496,587)
15,347,558
Mortgage-Backed Securities 49 .0%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 1,758,222 1,644,025
Pool# G08881
3.50%, 6/1/2049 1,080,749 970,029
FHLMC Non Gold Pool Pool#
847558 ,
7.47%, 6/1/2035 (c) 268,679
276,636
FHLMC UMBS Pool
Pool# SD8025
3.50%, 11/1/2049 2,451,801 2,201,699
Pool# SD8030
3.00%, 12/1/2049 1,314,096 1,134,261
Pool# SD8050
3.00%, 3/1/2050 1,944,604 1,678,831
Pool# SD8080
2.00%, 6/1/2050 2,302,468 1,807,370
Pool# SD8171
1.50%, 10/1/2051 2,892,619 2,166,518
Pool# SD8182
2.00%, 12/1/2051 3,891,938 3,048,364
Pool# RA6433
2.50%, 12/1/2051 2,835,890 2,316,665
Pool# SD8199
2.00%, 3/1/2052 4,874,556 3,818,959
Pool# QE0958
2.00%, 3/1/2052 3,540,335 2,777,737
Pool# SD8200
2.50%, 3/1/2052 3,897,994 3,192,315
Pool# QE0799
2.50%, 4/1/2052 2,647,263 2,167,383
Pool# SD8213
3.00%, 5/1/2052 4,462,707 3,800,316
Pool# SD8214
3.50%, 5/1/2052 3,429,713 3,037,542
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD1413
3.50%, 7/1/2052 3,822,542 3,384,851
Pool# SD8244
4.00%, 9/1/2052 2,737,589 2,505,207
Pool# SD2253
3.50%, 12/1/2052 6,545,780 5,796,753
Pool# SD8288
5.00%, 1/1/2053 2,867,648 2,774,442
Pool# SD8302
6.50%, 2/1/2053 1,213,370 1,238,305
Pool# SD8378
7.00%, 11/1/2053 878,039 903,153
FNMA Pool
Pool# 745684
6.16%, 4/1/2034(c) 778,036 796,189
Pool# 790760
5.92%, 9/1/2034(c) 316,596 318,411
Pool# 799144
6.16%, 4/1/2035(c) 60,944 60,585
Pool# 822705
7.01%, 4/1/2035(c) 136,438 136,127
Pool# 815217
6.81%, 5/1/2035(c) 489,566 488,177
Pool# 783609
6.96%, 5/1/2035(c) 329,098 330,879
Pool# 821377
7.43%, 5/1/2035(c) 82,204 82,162
Pool# 826181
5.98%, 7/1/2035(c) 536,605 539,598
Pool# 873932
6.31%, 8/1/2036 5,485,259 5,463,327
Pool# 745866
6.15%, 9/1/2036(c) 1,145,926 1,179,620
FNMA UMBS Pool
Pool# BM5426
3.00%, 12/1/2047 8,206,538 7,168,994
Pool# CA1564
4.50%, 4/1/2048 1,107,438 1,061,673
Pool# BM5267
4.50%, 12/1/2048 2,697,075 2,589,753
Pool# MA3746
4.00%, 8/1/2049 1,078,505 998,249
Pool# BP5843
2.50%, 5/1/2050 5,234,422 4,314,499
Pool# MA4096
2.50%, 8/1/2050 3,399,456 2,800,950
Pool# MA4119
2.00%, 9/1/2050 4,186,240 3,306,293
Pool# MA4183
2.50%, 11/1/2050 2,854,348 2,352,528
Pool# CB0456
2.50%, 5/1/2051 3,325,268 2,721,029
Pool# FS3885
3.00%, 11/1/2051 2,760,004 2,355,495
Pool# MA4492
2.00%, 12/1/2051 4,760,697 3,732,939
Pool# FS1648
2.50%, 1/1/2052 3,052,840 2,498,558
Pool# FS1476
3.00%, 3/1/2052 1,756,655 1,496,448
Pool# MA4577
2.00%, 4/1/2052 12,628,251 9,895,606

NVIT Government Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS1749
2.50%, 4/1/2052 4,030,813 3,300,497
Pool# MA4656
4.50%, 7/1/2052 3,555,911 3,357,184
Pool# MA4698
3.00%, 8/1/2052 1,847,755 1,573,480
Pool# MA4732
4.00%, 9/1/2052 5,453,619 4,996,065
Pool# MA4805
4.50%, 11/1/2052 2,731,237 2,576,168
Pool# MA4839
4.00%, 12/1/2052 2,320,549 2,124,361
Pool# MA4980
6.00%, 4/1/2053 1,320,720 1,327,075
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 16,141 15,918
Pool# 682492
3.50%, 10/15/2025 39,513 38,805
Pool# 719433
3.50%, 10/15/2025 34,721 34,178
Pool# 733504
3.50%, 11/15/2025 48,386 47,654
Pool# 740930
3.50%, 11/15/2025 43,281 42,464
Pool# 682497
3.50%, 11/15/2025 30,946 30,392
Pool# 749618
3.50%, 11/15/2025 21,682 21,313
Pool# 742371
3.50%, 11/15/2025 16,772 16,455
Pool# 750403
3.50%, 11/15/2025 5,457 5,364
Pool# 755650
3.50%, 12/15/2025 121,358 119,291
Pool# 682502
3.50%, 12/15/2025 10,366 10,244
GNMA II Pool
Pool# MA8429
5.50%, 11/20/2052 1,936,040 1,923,087
Pool# MA8571
6.00%, 1/20/2053 1,627,400 1,635,209
Pool# MA8647
5.00%, 2/20/2053 1,843,385 1,796,383
Pool# MA8726
5.50%, 3/20/2053 4,527,612 4,494,022
Pool# MA8727
6.00%, 3/20/2053 1,643,974 1,651,862
Pool# MA8801
5.50%, 4/20/2053 2,770,029 2,749,479
Pool# MA9018
6.00%, 7/20/2053 1,354,538 1,361,037
GNMA TBA
6.00%, 7/15/2054 1,600,000 1,606,645
6.50%, 7/15/2054 4,500,000 4,564,119
Total Mortgage-Backed Securities
(cost $164,833,334)
150,748,201
U.S. Government Agency Securities 12 .5%
Principal
Amount ($) Value ($)
FFCB
3.14%, 7/2/2026 13,500,000 13,076,504
2.75%, 11/6/2026 2,000,000 1,913,997
2.38%, 3/16/2032 15,000,000 12,831,724
3.19%, 3/9/2033 2,475,000 2,216,536
Hashemite Kingdom of
Jordan AID Bond, 3.00%,
6/30/2025 2,125,000 2,064,791
State of Israel AID Bond,
5.50%, 9/18/2033 6,024,000 6,394,228
Total U.S. Government Agency Securities
(cost $42,908,792)
38,497,780
U.S. Treasury Obligations 13 .0%
U.S. Treasury Bonds
2.50%, 2/15/2046 5,150,000 3,628,738
2.25%, 8/15/2046 18,250,000 12,165,479
1.25%, 5/15/2050 (d) 6,000,000 2,973,750
4.75%, 11/15/2053 3,500,000 3,618,125
4.25%, 2/15/2054 (d) 1,250,000 1,190,234
U.S. Treasury Notes
4.63%, 2/28/2026 4,000,000 3,985,625
3.63%, 5/15/2026 2,500,000 2,449,023
4.63%, 11/15/2026 1,000,000 999,531
4.13%, 2/15/2027 4,000,000 3,954,063
4.25%, 3/15/2027 5,000,000 4,959,961
Total U.S. Treasury Obligations
(cost $45,622,037)
39,924,529
Short-Term Investment 3 .8%
U.S. Government Agency Security 3 .8%
Resolution Funding Corp.,
2.39%, 1/15/2030(e) 15,000,000 11,599,002
Total Short-Term Investment
(cost $13,175,279)
11,599,002
Total Investments
(cost $336,474,260) — 100.5%
308,912,161
Liabilities in excess of other
assets — (0.5)% (1,625,304)
NET ASSETS — 100.0%
$ 307,286,857
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2024 was
$31,943,987 which represents 10.40% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2024.

64 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Government Bond Fund
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2024.
(d) The security or a portion of this security is on loan as of
June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $4,163,984, which was collateralized
by $4,367,105 in the form of U.S Government Treasury
Securities, interest rates ranging from 1.00% – 5.00%, and
maturity dates ranging from 7/31/2025 – 2/15/2048.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
PO Principal only security—This security entitles
the holder to receive principal payments from
an underlying pool of assets or on the security
itself. In the case of asset-backed securities,
high prepayments return principal faster than
expected and cause the yield to increase.
Low prepayments return principal slower than
expected and cause the yield to decrease.
REMICS Real Estate Mortgage Investment Conduits
STRIPS Separate Trading of Registered Interest and
Principal Securities
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 299 9/2024 USD 31,866,859 232,876
Net contracts 232,876
As of June 30, 2024, the Fund had $388,700 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Government Money Market Fund - June 30, 2024 (Unaudited) - Statement of Investments - 65
U.S. Government Agency Securities 21 .4%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.10%), 5.44%,
7/18/2024(a) 16,000,000 16,000,000
(SOFR + 0.08%), 5.42%,
7/22/2024(a) 12,000,000 11,999,912
5.50%, 9/20/2024 15,000,000 14,824,163
(SOFR + 0.13%), 5.47%,
3/20/2025(a) 15,000,000 15,000,000
FHLB
(SOFR + 0.00%), 5.34%,
7/2/2024(a) 20,000,000 20,000,000
(SOFR + 0.07%), 5.41%,
7/5/2024(a) 20,000,000 20,000,000
(SOFR + 0.07%), 5.41%,
7/18/2024(a) 15,000,000 15,000,000
(SOFR + 0.07%), 5.41%,
7/19/2024(a) 22,000,000 22,000,000
(SOFR + 0.00%), 5.34%,
7/22/2024(a) 19,000,000 19,000,000
5.33%, 7/24/2024 15,000,000 14,949,620
(SOFR + 0.00%), 5.34%,
8/23/2024(a) 30,000,000 30,000,000
5.32%, 9/27/2024 61,000,000 60,217,167
(SOFR + 0.01%), 5.35%,
10/8/2024(a) 40,000,000 40,000,000
(SOFR + 0.02%), 5.36%,
11/12/2024(a) 9,000,000 9,000,000
(SOFR + 0.02%), 5.36%,
12/3/2024(a) 15,000,000 15,000,000
(SOFR + 0.11%), 5.45%,
12/26/2024(a) 15,000,000 15,000,000
4.88%, 1/23/2025 29,000,000 28,217,086
4.90%, 2/4/2025 9,000,000 8,745,485
5.04%, 2/7/2025 33,000,000 32,027,600
5.13%, 2/7/2025 15,000,000 15,000,000
5.00%, 2/10/2025 17,500,000 16,981,689
5.00%, 2/11/2025 18,000,000 17,464,500
5.18%, 4/7/2025 8,800,000 8,800,000
5.23%, 4/14/2025 17,500,000 17,500,000
(SOFR + 0.14%), 5.48%,
4/21/2025(a) 22,000,000 22,000,000
5.20%, 5/5/2025 17,000,000 17,000,000
5.32%, 5/12/2025 17,600,000 17,600,000
(SOFR + 0.14%), 5.48%,
6/17/2025(a) 16,000,000 16,000,000
(SOFR + 0.08%), 5.42%,
9/19/2025(a) 7,000,000 7,000,000
(SOFR + 0.16%), 5.50%,
10/10/2025(a) 10,000,000 10,000,000
(SOFR + 0.16%), 5.50%,
10/20/2025(a) 21,000,000 21,000,000
(SOFR + 0.16%), 5.50%,
11/3/2025(a) 11,000,000 11,000,000
(SOFR + 0.16%), 5.50%,
11/14/2025(a) 16,000,000 16,000,000
(SOFR + 0.15%), 5.49%,
12/8/2025(a) 11,000,000 11,000,000
(SOFR + 0.15%), 5.49%,
1/5/2026(a) 8,000,000 8,000,000
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB
FNMA, (SOFR + 0.10%),
5.44%, 6/18/2026(a) 6,900,000 6,900,000
Total U.S. Government Agency Securities
(cost $646,227,222)
646,227,222
U.S. Treasury Obligations 37 .8%
U.S. Treasury Bills
5.31%, 7/2/2024 30,000,000 29,995,608
5.18%, 7/5/2024 78,000,000 77,956,277
5.16%, 7/11/2024 28,000,000 27,960,878
5.33%, 7/25/2024 15,000,000 14,947,450
5.25%, 8/1/2024 44,000,000 43,804,506
5.31%, 8/6/2024 31,000,000 30,836,785
5.18%, 8/8/2024 14,000,000 13,925,446
5.32%, 8/13/2024 29,000,000 28,818,839
5.24%, 8/15/2024 45,000,000 44,711,394
5.33%, 8/20/2024 13,000,000 12,905,389
0.00%, 8/27/2024 30,000,000 29,754,533
5.30%, 8/29/2024 41,000,000 40,649,966
5.32%, 9/5/2024 46,000,000 45,557,250
5.24%, 9/12/2024 5,000,000 4,948,292
5.33%, 9/24/2024 30,000,000 29,629,188
5.31%, 9/26/2024 31,000,000 30,607,811
5.33%, 10/1/2024 30,000,000 29,598,267
5.47%, 10/3/2024 32,000,000 31,566,764
5.32%, 10/8/2024 26,000,000 25,626,412
5.26%, 10/10/2024 20,000,000 19,712,711
5.31%, 10/15/2024 15,500,000 15,261,765
5.31%, 10/22/2024 31,000,000 30,492,065
5.30%, 10/24/2024 15,000,000 14,752,750
5.29%, 11/7/2024 30,000,000 29,445,838
5.30%, 11/14/2024 30,000,000 29,414,633
5.30%, 11/21/2024 30,000,000 29,385,100
5.31%, 11/29/2024 30,000,000 29,349,442
5.29%, 12/5/2024 23,000,000 22,482,925
5.30%, 12/12/2024 24,000,000 23,435,293
5.29%, 12/19/2024 32,000,000 31,217,200
5.28%, 12/26/2024 31,000,000 30,212,152
5.06%, 3/20/2025 28,800,000 27,791,824
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield +
0.04%), 5.34%, 7/31/2024(a) 40,000,000 39,998,913
0.50%, 3/31/2025 10,000,000 9,673,962
(US Treasury 3 Month
Bill Money Market Yield +
0.13%), 5.43%, 7/31/2025(a) 23,000,000 22,989,757
(US Treasury 3 Month
Bill Money Market
Yield + 0.17%), 5.48%,
10/31/2025(a) 40,000,000 39,989,322
(US Treasury 3 Month
Bill Money Market Yield +
0.25%), 5.55%, 1/31/2026(a) 30,700,000 30,717,796
(US Treasury 3 Month
Bill Money Market Yield +
0.15%), 5.46%, 4/30/2026(a) 69,000,000 69,000,145
Total U.S. Treasury Obligations
(cost $1,139,124,648) 1,139,124,648

66 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Government Money Market Fund
Repurchase Agreements 42 .5%
Principal
Amount ($) Value ($)
Banco Santander SA, 5.31%,
dated 5/31/2024, due
6/3/2024, repurchase
price $472,208,860,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 7.00%, maturing
3/1/2028 - 6/1/2054;
total market value
$481,440,001.(b) 472,000,000 472,000,000
MUFG Securities Ltd.,
5.33%, dated 5/31/2024,
due 6/3/2024, repurchase
price $115,051,079,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.50% -
7.00%, maturing 8/26/2024
- 10/20/2062; total market
value $118,746,587.(b) 115,000,000 115,000,000
MUFG Securities Ltd.,
5.32%, dated 5/31/2024,
due 6/3/2024, repurchase
price $160,070,933,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.63%, maturing
7/15/2025 - 8/15/2053;
total market value
$163,200,005.(b) 160,000,000 160,000,000
Nomura Securities
International, Inc., 5.33%,
dated 5/31/2024, due
6/3/2024, repurchase
price $100,044,417,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 7.00%, maturing
10/1/2030 - 2/15/2058;
total market value
$102,003,561.(b) 100,000,000 100,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
RBC Dominion Securities,
Inc., 5.33%, dated
5/31/2024, due 6/3/2024,
repurchase price
$75,033,313, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 7.00%, maturing
7/25/2024 - 2/20/2054;
total market value
$80,328,258.(b) 75,000,000 75,000,000
RBC Dominion Securities,
Inc., 5.32%, dated
5/31/2024, due
6/3/2024, repurchase
price $210,093,100,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.88%, maturing
9/30/2024 - 2/15/2054;
total market value
$214,200,041.(b) 210,000,000 210,000,000
Royal Bank of Canada,
5.33%, dated 5/31/2024,
due 6/3/2024, repurchase
price $150,066,625,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.50%, maturing 7/16/2024
- 11/1/2053; total market
value $153,000,025.(b) 150,000,000 150,000,000
Total Repurchase Agreements
(cost $1,282,000,000)
1,282,000,000
Total Investments
(cost $3,067,351,870) — 101.7% 3,067,351,870
Liabilities in excess of other assets — (1.7)% (50,994,036)
NET ASSETS — 100.0%
$3,016,357,834
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2024.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Loomis Short Term Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 67
Asset-Backed Securities 30.1%
Principal
Amount ($) Value ($)
Airlines 0.2%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 1,103,649 1,012,863
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 1,652,875 1,657,561
Series 2019-2, Class B,
3.50%, 5/1/2028 98,898 92,443
2,762,867
Automobiles 21.1%
Ally Auto Receivables Trust,
Series 2023-1, Class A3,
5.46%, 5/15/2028 1,810,000 1,814,832
American Credit Acceptance
Receivables Trust
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 1,725,000 1,739,039
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 2,915,000 2,929,996
AmeriCredit Automobile
Receivables Trust
Series 2024-1, Class A3,
5.43%, 1/18/2029 3,125,000 3,129,885
Series 2023-2, Class B,
5.84%, 7/18/2029 5,365,000 5,414,288
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 700,000 697,443
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 3,920,000 3,916,873
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 1,010,000 1,005,322
BMW Vehicle Owner Trust
Series 2023-A, Class A3,
5.47%, 2/25/2028 1,205,000 1,208,776
Series 2024-A, Class A3,
5.18%, 2/26/2029 2,680,000 2,682,647
BofA Auto Trust, Series
2024-1A, Class A3, 5.35%,
11/15/2028(a) 975,000 977,888
Bridgecrest Lending Auto
Securitization Trust, Series
2023-1, Class A3, 6.51%,
11/15/2027 5,135,000 5,160,685
Capital One Prime Auto
Receivables Trust, Series
2023-2, Class A3, 5.82%,
6/15/2028 3,200,000 3,231,585
Carmax Auto Owner Trust,
Series 2023-2, Class A3,
5.05%, 1/18/2028 5,265,000 5,240,240
Carvana Auto Receivables
Trust
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 2,136,364 2,140,630
Series 2024-P2, Class A3,
5.33%, 7/10/2029 1,590,000 1,592,178
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Chase Auto Owner Trust,
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 3,195,000 3,193,643
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 5,080,627 5,078,550
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 973,760 973,338
Citizens Auto Receivables
Trust
Series 2023-2, Class A2A,
6.09%, 10/15/2026(a) 1,856,606 1,859,669
Series 2024-1, Class A3,
5.11%, 4/17/2028(a) 1,110,000 1,106,561
Series 2024-2, Class A3,
5.33%, 8/15/2028(a) 2,255,000 2,254,388
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 6,600,000 6,680,421
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 555,000 573,153
Series 2024-2A, Class A,
5.95%, 6/15/2034(a) 1,100,000 1,103,297
DT Auto Owner Trust, Series
2023-2A, Class B, 5.41%,
2/15/2029(a) 3,470,000 3,451,884
Enterprise Fleet Financing
LLC
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 1,665,000 1,678,449
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 1,945,000 1,939,192
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 2,647,094 2,647,122
Exeter Automobile
Receivables Trust
Series 2023-5A, Class A3,
6.32%, 3/15/2027 1,715,000 1,720,223
Series 2023-2A, Class B,
5.61%, 9/15/2027 4,035,000 4,039,857
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 3,725,000 3,734,440
Flagship Credit Auto Trust
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 1,090,000 1,093,604
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 5,315,000 5,314,469
Ford Credit Auto Owner Trust
Series 2023-A, Class A2A,
5.14%, 3/15/2026 670,233 669,353
Series 2023-A, Class A3,
4.65%, 2/15/2028 1,610,000 1,594,975
Series 2023-B, Class A3,
5.23%, 5/15/2028 2,455,000 2,452,987
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,950,000 1,923,641

68 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 2,640,000 2,643,574
GLS Auto Receivables Issuer
Trust
Series 2024-1A, Class A3,
5.40%, 9/15/2027(a) 900,000 897,177
Series 2023-2A, Class B,
5.52%, 11/15/2027(a) 2,905,000 2,895,237
Series 2024-2A, Class A3,
5.64%, 1/18/2028(a) 4,865,000 4,869,542
Series 2023-3A, Class B,
5.89%, 1/18/2028(a) 3,110,000 3,104,991
GLS Auto Select Receivables
Trust
Series 2023-2A, Class A2,
6.37%, 6/15/2028(a) 2,234,896 2,247,503
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 2,640,000 2,639,059
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 890,000 890,192
GM Financial Automobile
Leasing Trust, Series
2024-1, Class A3, 5.09%,
3/22/2027 2,490,000 2,478,041
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-2, Class A2A,
5.10%, 5/18/2026 683,871 682,891
Series 2023-2, Class A3,
4.47%, 2/16/2028 1,660,000 1,641,681
Series 2023-3, Class A3,
5.45%, 6/16/2028 1,365,000 1,369,323
Series 2023-4, Class A3,
5.78%, 8/16/2028 2,395,000 2,417,384
Harley-Davidson Motorcycle
Trust
Series 2023-B, Class A3,
5.69%, 8/15/2028 1,810,000 1,821,672
Series 2024-A, Class A3,
5.37%, 3/15/2029 3,415,000 3,429,522
Series 2023-B, Class A4,
5.78%, 4/15/2031 1,460,000 1,476,003
Hertz Vehicle Financing III
LLC, Series 2023-3A, Class
A, 5.94%, 2/25/2028(a) 2,490,000 2,501,074
Honda Auto Receivables
Owner Trust
Series 2023-2, Class A3,
4.93%, 11/15/2027 2,188,000 2,175,597
Series 2023-3, Class A3,
5.41%, 2/18/2028 3,670,000 3,679,374
Series 2023-4, Class A3,
5.67%, 6/21/2028 975,000 983,596
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 2,050,000 2,044,210
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Hyundai Auto Lease
Securitization Trust
Series 2024-B, Class A3,
5.41%, 5/17/2027(a) 3,250,000 3,257,080
Series 2024-A, Class A4,
5.07%, 2/15/2028(a) 1,325,000 1,319,772
Hyundai Auto Receivables
Trust
Series 2023-A, Class A2A,
5.19%, 12/15/2025 670,806 670,219
Series 2023-A, Class A3,
4.58%, 4/15/2027 2,140,000 2,121,194
Series 2023-B, Class A3,
5.48%, 4/17/2028 1,035,000 1,037,956
Series 2023-C, Class A3,
5.54%, 10/16/2028 1,360,000 1,368,183
LAD Auto Receivables Trust
Series 2023-3A, Class A3,
6.12%, 9/15/2027(a) 4,050,000 4,065,383
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 1,375,000 1,367,020
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 1,910,000 1,911,737
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 760,000 770,193
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 4,582,585 4,623,516
NextGear Floorplan Master
Owner Trust, Series 2024-
1A, Class A2, 5.12%,
3/15/2029(a) 1,915,000 1,907,140
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 2,700,000 2,700,305
Nissan Auto Receivables
Owner Trust
Series 2023-A, Class A3,
4.91%, 11/15/2027 4,045,000 4,021,927
Series 2023-B, Class A3,
5.93%, 3/15/2028 1,170,000 1,180,739
Series 2024-A, Class A3,
5.28%, 12/15/2028 4,730,000 4,745,736
Octane Receivables Trust,
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 3,760,000 3,761,419
Prestige Auto Receivables
Trust, Series 2023-
1A, Class C, 5.65%,
2/15/2028(a) 4,045,000 4,025,488
Santander Drive Auto
Receivables Trust
Series 2023-4, Class B,
5.77%, 12/15/2028 2,575,000 2,592,899
Series 2024-3, Class A3,
5.63%, 1/16/2029 2,925,000 2,928,677
Series 2023-5, Class B,
6.16%, 12/17/2029 3,950,000 4,020,135
Series 2023-3, Class C,
5.77%, 11/15/2030 1,155,000 1,162,484

NVIT Loomis Short Term Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 69
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 1,660,000 1,656,924
Series 2023-A, Class A3,
6.51%, 4/20/2027(a) 5,725,000 5,789,564
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 1,550,000 1,553,935
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 645,000 643,284
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 4,295,000 4,300,921
Series 2024-2A, Class A3,
5.33%, 11/20/2029(a) 1,185,000 1,188,093
Toyota Auto Receivables
Owner Trust
Series 2023-B, Class A3,
4.71%, 2/15/2028 2,970,000 2,939,373
Series 2023-C, Class A3,
5.16%, 4/17/2028 1,285,000 1,281,444
Toyota Lease Owner Trust,
Series 2023-A, Class A3,
4.93%, 4/20/2026(a) 3,405,000 3,390,539
Volkswagen Auto Lease Trust,
Series 2023-A, Class A3,
5.81%, 10/20/2026 5,880,000 5,904,202
Volkswagen Auto Loan
Enhanced Trust, Series
2023-1, Class A3, 5.02%,
6/20/2028 1,815,000 1,807,770
VStrong Auto Receivables
Trust
Series 2023-A, Class A3,
6.87%, 11/15/2027(a) 5,735,000 5,787,767
Series 2024-A, Class B,
5.77%, 7/15/2030(a) 355,000 354,230
Westlake Automobile
Receivables Trust
Series 2022-1A, Class B,
2.75%, 3/15/2027(a) 136,225 135,994
Series 2024-1A, Class A3,
5.44%, 5/17/2027(a) 850,000 847,787
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 1,665,000 1,665,404
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 4,815,000 4,828,303
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 5,144,722 5,145,054
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 2,270,000 2,270,385
World Omni Auto Receivables
Trust
Series 2023-B, Class A2A,
5.25%, 11/16/2026 803,454 802,449
Series 2023-B, Class A3,
4.66%, 5/15/2028 2,720,000 2,692,836
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2023-D, Class A3,
5.79%, 2/15/2029 1,215,000 1,229,948
Series 2024-B, Class A3,
5.27%, 9/17/2029 2,365,000 2,371,917
259,000,491
Credit Card 1.3%
Brex Commercial Charge
Card Master Trust, Series
2024-1, Class A1, 6.05%,
7/15/2027(a) 5,625,000 5,618,375
Mercury Financial Credit
Card Master Trust, Series
2024-2A, Class A, 6.56%,
7/20/2029(a) 1,470,000 1,475,513
Mission Lane Credit Card
Master Trust, Series
2023-A, Class A, 7.23%,
7/17/2028(a) 765,000 769,235
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 1,055,000 1,062,049
World Financial Network
Credit Card Master Trust
Series 2023-A, Class A,
5.02%, 3/15/2030 5,960,000 5,914,553
Series 2024-A, Class A,
5.47%, 2/17/2031 1,290,000 1,297,887
16,137,612
Equipment Loans & Leases 2.3%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 1,135,000 1,139,931
Dell Equipment Finance Trust
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 5,385,000 5,423,446
Series 2024-1, Class A3,
5.39%, 3/22/2030(a) 875,000 876,861
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 6,780,000 6,751,363
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 5,945,000 5,916,756
Kubota Credit Owner Trust,
Series 2023-1A, Class A2,
5.40%, 2/17/2026(a) 1,178,161 1,177,009
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 2,275,000 2,275,289
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 810,000 809,687
SCF Equipment Leasing LLC
Series 2024-1A, Class A2,
5.88%, 11/20/2029(a) 1,110,000 1,111,072

70 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 2,655,000 2,676,329
28,157,743
Financial Services 0.2%
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 1,550,000 1,571,748
Other 4.8%
37 Capital CLO 1 Ltd., Series
2021-1A, Class A, 6.79%,
10/15/2034(a)(b) 4,230,000 4,232,229
ACHV ABS TRUST, Series
2024-1PL, Class A, 5.90%,
4/25/2031(a) 647,413 648,162
Affirm Asset Securitization
Trust
Series 2023-B, Class A,
6.82%, 9/15/2028(a) 2,100,000 2,124,393
Series 2023-X1, Class A,
7.11%, 11/15/2028(a) 597,624 599,807
Series 2024-A, Class 1A,
5.61%, 2/15/2029(a) 5,450,000 5,441,569
Series 2024-X1, Class A,
6.27%, 5/15/2029(a) 1,053,671 1,054,955
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
6.75%, 10/25/2034(a)(b) 2,700,000 2,702,138
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 1,099,530 1,103,508
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 1,986,268 2,032,822
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
6.73%, 4/20/2034(a)(b) 700,000 700,582
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class
A1R, 6.72%, 10/25/2034(a)
(b) 3,300,000 3,304,910
Series 2020-12A, Class BR,
7.19%, 10/25/2034(a)(b) 700,000 701,396
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 1,283,984 1,289,491
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 1,964,419 1,987,804
Invesco CLO Ltd., Series
2021-1A, Class A1, 6.59%,
4/15/2034(a)(b) 1,350,000 1,350,876
Marlette Funding Trust
Series 2023-2A, Class A,
6.04%, 6/15/2033(a) 735,218 735,505
Series 2023-3A, Class A,
6.49%, 9/15/2033(a) 901,969 902,850
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 1,135,660 1,135,787
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Reese Park CLO Ltd., Series
2020-1A, Class AR, 6.72%,
10/15/2034(a)(b) 1,300,000 1,301,191
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 1,225,000 1,229,455
Stream Innovations Issuer
Trust, Series 2024-
1A, Class A, 6.27%,
7/15/2044(a) 370,000 369,935
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 2,675,000 2,681,533
Tricon American Homes Trust
Series 2018-SFR1, Class E,
4.56%, 5/17/2037(a) 3,110,000 3,064,451
Series 2019-SFR1, Class E,
3.40%, 3/17/2038(a) 2,000,000 1,908,920
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 885,917
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,154,472
Verizon Master Trust
Series 2023-2, Class A,
4.89%, 4/13/2028 7,705,000 7,668,656
Series 2024-4, Class A1A,
5.21%, 6/20/2029 5,866,000 5,854,672
59,167,986
Student Loan 0.2%
Navient Private Education
Refi Loan Trust, Series
2023-A, Class A, 5.51%,
10/15/2071(a) 2,782,745 2,791,100
Total Asset-Backed Securities
(cost $369,257,303)
369,589,547
Collateralized Mortgage Obligations 0.0%
†
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 1,081 1,038
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018^∞ 4,651 0
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 291,843 281,891
Total Collateralized Mortgage Obligations
(cost $304,545)
282,929

NVIT Loomis Short Term Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 71
Commercial Mortgage-Backed Securities 1.7%
Principal
Amount ($) Value ($)
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 1,520,000 1,589,002
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 562,649 583,650
BBCMS Mortgage Trust
Series 2020-BID, Class A,
7.58%, 10/15/2037(a)(b) 825,000 824,315
Series 2024-5C25, Class
A3, 5.95%, 3/15/2057 1,485,000 1,521,493
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 2,590,000 2,619,998
BX Trust, Series 2024-
VLT4, Class A, 6.81%,
7/15/2029(a)(b) 865,000 863,915
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 685,000 609,132
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 1,190,000 1,219,973
Eleven Madison Mortgage
Trust, Series 2015-
11MD, Class A, 3.67%,
9/10/2035(a)(b) 2,025,000 1,933,227
GS Mortgage Securities Corp.
II, Series 2023-SHIP, Class
A, 4.47%, 9/10/2038(a)(b) 1,825,000 1,777,199
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.67%, 3/5/2033(a)(b) 175,000 147,301
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 1,011,206 816,860
Med Trust, Series 2021-
MDLN, Class A, 6.39%,
11/15/2038(a)(b) 2,498,011 2,492,550
SPGN Mortgage Trust
Series 2022-TFLM, Class C,
7.98%, 2/15/2039(a)(b) 1,270,000 1,234,078
Series 2022-TFLM, Class D,
8.83%, 2/15/2039(a)(b) 2,880,000 2,793,759
Total Commercial Mortgage-Backed
Securities
(cost $20,833,542) 21,026,452
Corporate Bonds 46.8%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
6.30%, 5/1/2029(a)(d) 1,970,000 1,997,699
Bombardier, Inc. ,
7.25%, 7/1/2031(a) 1,470,000 1,509,278
RTX Corp. ,
5.75%, 11/8/2026(d) 3,830,000 3,870,935
7,377,912
Corporate Bonds
Principal
Amount ($) Value ($)
Air Freight & Logistics 0.3%
United Parcel Service, Inc. ,
5.15%, 5/22/2034 3,065,000 3,056,491
Automobile Components 0.2%
Aptiv plc ,
2.40%, 2/18/2025 3,105,000 3,037,973
Automobiles 0.5%
Hyundai Capital America ,
5.95%, 9/21/2026(a)(d) 4,115,000 4,147,828
5.30%, 6/24/2029(a)(d) 1,990,000 1,979,254
6,127,082
Banks 7.7%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(e) 1,800,000 1,823,776
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(d)(e) 2,290,000 2,339,357
(SOFR + 2.33%), 6.61%,
9/13/2029(a)(d)(e) 440,000 454,177
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 4,110,000 4,111,270
Australia & New Zealand
Banking Group Ltd. ,
5.00%, 3/18/2026(d) 5,630,000 5,614,705
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(e) 2,390,000 2,401,599
Bank of Montreal ,
5.51%, 6/4/2031 4,295,000 4,340,474
Bank of Nova Scotia (The) ,
5.45%, 8/1/2029(d) 2,095,000 2,115,600
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027(d) 3,115,000 3,110,044
Citibank NA ,
5.49%, 12/4/2026(d) 5,670,000 5,700,615
Citizens Bank NA ,
(SOFR + 1.45%), 6.06%,
10/24/2025(e) 2,355,000 2,353,694
Comerica, Inc. ,
(SOFR + 2.16%), 5.98%,
1/30/2030(d)(e) 700,000 689,739
Credit Agricole SA ,
5.37%, 3/11/2034(a)(d) 1,495,000 1,476,171
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(e) 2,825,000 2,844,763
Fifth Third Bank NA ,
(United States SOFR
Compounded Index
+ 1.23%), 5.85%,
10/27/2025(d)(e) 2,395,000 2,392,897

72 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc ,
(SOFR + 1.57%), 5.89%,
8/14/2027(d)(e) 1,680,000 1,692,597
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d)(e) 2,115,000 2,159,484
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 2,275,000 2,311,459
KeyBank NA ,
5.85%, 11/15/2027 1,230,000 1,225,933
Morgan Stanley Bank NA ,
(SOFR + 0.87%), 5.50%,
5/26/2028(d)(e) 4,050,000 4,077,716
National Bank of Canada ,
(SOFR + 1.04%), 5.60%,
7/2/2027(e) 4,390,000 4,388,783
National Securities Clearing
Corp. ,
5.15%, 6/26/2026(a) 4,405,000 4,405,620
NatWest Markets plc ,
1.60%, 9/29/2026(a)(d) 2,005,000 1,841,207
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.20%), 5.49%,
5/14/2030(e) 1,835,000 1,845,208
Royal Bank of Canada ,
5.20%, 7/20/2026 2,985,000 2,981,140
Santander Holdings USA, Inc. ,
(SOFR + 2.14%), 6.34%,
5/31/2035(e) 1,300,000 1,296,270
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
5.63%, 1/19/2030(a)(d)(e) 3,015,000 2,973,800
Sumitomo Mitsui Trust Bank
Ltd. ,
5.20%, 3/7/2027(a) 3,095,000 3,094,409
Svenska Handelsbanken AB ,
5.13%, 5/28/2027(a)(d) 3,100,000 3,100,170
Swedbank AB ,
6.14%, 9/12/2026(a)(d) 1,370,000 1,386,939
5.41%, 3/14/2029(a)(d) 1,680,000 1,680,618
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(e) 1,950,000 1,870,434
Wells Fargo & Co. ,
(SOFR + 1.07%), 5.71%,
4/22/2028(e) 1,925,000 1,941,657
Wells Fargo Bank NA ,
5.25%, 12/11/2026(d) 5,720,000 5,725,918
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a)(d) 2,825,000 2,816,207
94,584,450
Beverages 0.4%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 5,000,000 4,940,111
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology 0.4%
Amgen, Inc. ,
5.25%, 3/2/2025(d) 5,000,000 4,989,880
Building Products 0.2%
Builders FirstSource, Inc. ,
6.38%, 3/1/2034(a)(d) 2,465,000 2,440,376
Capital Markets 4.6%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 1,787,000 1,635,353
Ares Capital Corp. ,
3.25%, 7/15/2025(d) 605,000 587,782
7.00%, 1/15/2027 840,000 854,086
5.95%, 7/15/2029 1,545,000 1,518,828
Ares Strategic Income Fund ,
6.35%, 8/15/2029(a) 1,370,000 1,358,744
Blackstone Secured Lending
Fund ,
5.88%, 11/15/2027(d) 1,095,000 1,087,043
2.85%, 9/30/2028(d) 720,000 631,316
Blue Owl Capital Corp. ,
3.75%, 7/22/2025(d) 1,810,000 1,764,470
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026(a) 900,000 928,568
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028 1,100,000 1,137,381
6.60%, 9/15/2029(a) 660,000 651,056
Blue Owl Technology Finance
Corp. II ,
6.75%, 4/4/2029(a)(d) 1,855,000 1,814,749
Brookfield Finance, Inc. ,
5.68%, 1/15/2035 3,060,000 3,027,252
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 1,065,000 1,095,322
Deutsche Bank AG ,
(SOFR + 2.52%), 7.15%,
7/13/2027(e) 565,000 578,751
5.41%, 5/10/2029 1,095,000 1,093,365
FS KKR Capital Corp. ,
7.88%, 1/15/2029 2,200,000 2,270,815
6.88%, 8/15/2029(d) 1,305,000 1,294,076
Goldman Sachs Bank USA ,
(SOFR + 0.78%), 5.28%,
3/18/2027(d)(e) 2,710,000 2,701,113
(SOFR + 0.75%), 5.41%,
5/21/2027(d)(e) 5,410,000 5,401,046
Goldman Sachs BDC, Inc. ,
6.38%, 3/11/2027 305,000 307,378
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026(d) 1,355,000 1,246,392
6.00%, 7/15/2029(d) 585,000 573,898
Hercules Capital, Inc. ,
3.38%, 1/20/2027 665,000 615,797
HPS Corporate Lending Fund ,
6.25%, 9/30/2029(a)(d) 1,840,000 1,819,473
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028(d) 1,105,000 1,116,097
Main Street Capital Corp. ,
3.00%, 7/14/2026(d) 1,255,000 1,174,899
6.50%, 6/4/2027(d) 915,000 915,696

NVIT Loomis Short Term Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 73
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley ,
(SOFR + 1.67%), 4.68%,
7/17/2026(d)(e) 2,505,000 2,480,450
(SOFR + 0.86%), 1.51%,
7/20/2027(d)(e) 3,500,000 3,235,764
New Mountain Finance Corp. ,
6.88%, 2/1/2029(d) 575,000 561,366
Nomura Holdings, Inc. ,
5.78%, 7/3/2034 1,835,000 1,828,140
Sixth Street Lending Partners ,
6.50%, 3/11/2029(a)(d) 1,295,000 1,280,267
Sixth Street Specialty Lending,
Inc. ,
6.13%, 3/1/2029 490,000 483,657
State Street Corp. ,
4.99%, 3/18/2027 3,445,000 3,440,834
USAA Capital Corp. ,
5.25%, 6/1/2027(a) 4,295,000 4,320,258
56,831,482
Chemicals 1.2%
Celanese US Holdings LLC ,
6.17%, 7/15/2027(d) 1,620,000 1,644,164
EIDP, Inc. ,
4.50%, 5/15/2026(d) 3,755,000 3,701,583
LYB International Finance III
LLC ,
1.25%, 10/1/2025(d) 3,260,000 3,084,749
Nutrien Ltd. ,
5.40%, 6/21/2034 1,920,000 1,891,353
Solvay Finance America LLC ,
5.65%, 6/4/2029(a)(d) 4,235,000 4,263,875
14,585,724
Commercial Services & Supplies 0.8%
Element Fleet Management
Corp. ,
5.64%, 3/13/2027(a) 3,045,000 3,052,341
Waste Management, Inc. ,
4.95%, 7/3/2027 6,145,000 6,135,545
9,187,886
Consumer Finance 2.7%
Ally Financial, Inc. ,
7.10%, 11/15/2027 490,000 510,542
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a)(d) 2,405,000 2,385,932
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(d)(e) 780,000 806,089
Caterpillar Financial Services
Corp. ,
5.00%, 5/14/2027 6,115,000 6,118,774
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 1,995,000 2,002,193
5.55%, 7/15/2029(d) 4,325,000 4,324,843
5.60%, 6/18/2031(d) 1,815,000 1,801,417
Harley-Davidson Financial
Services, Inc. ,
6.50%, 3/10/2028(a) 1,185,000 1,210,754
5.95%, 6/11/2029(a)(d) 635,000 633,653
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
John Deere Capital Corp. ,
4.85%, 6/11/2029 2,700,000 2,691,265
Navient Corp. ,
11.50%, 3/15/2031 1,430,000 1,575,041
PACCAR Financial Corp. ,
5.00%, 5/13/2027(d) 3,050,000 3,056,973
Toyota Motor Credit Corp. ,
5.00%, 8/14/2026(d) 2,335,000 2,329,678
5.05%, 5/16/2029(d) 3,040,000 3,050,630
32,497,784
Containers & Packaging 0.2%
Berry Global, Inc. ,
5.80%, 6/15/2031(a) 3,045,000 3,040,551
Electric Utilities 3.1%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a)(d) 2,545,000 2,551,642
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 1,370,000 1,371,084
Duke Energy Corp. ,
4.85%, 1/5/2027(d) 3,020,000 2,996,675
5.45%, 6/15/2034(d) 1,000,000 988,409
Edison International ,
4.70%, 8/15/2025(d) 2,835,000 2,802,545
Enel Finance International NV ,
5.13%, 6/26/2029(a) 6,120,000 6,024,568
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 4,700,000 4,424,467
FirstEnergy Pennsylvania
Electric Co. ,
5.15%, 3/30/2026(a) 810,000 804,533
Florida Power & Light Co. ,
5.15%, 6/15/2029(d) 2,860,000 2,883,955
Georgia Power Co. ,
5.00%, 2/23/2027(d) 2,820,000 2,811,097
ITC Holdings Corp. ,
4.95%, 9/22/2027(a)(d) 4,180,000 4,140,786
NextEra Energy Capital
Holdings, Inc. ,
5.75%, 9/1/2025(d) 2,455,000 2,460,320
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 2,000,000 1,987,949
5.63%, 2/15/2027(a)(d) 1,750,000 1,720,671
37,968,701
Electronic Equipment, Instruments & Components 0.3%
Allegion US Holding Co., Inc. ,
5.60%, 5/29/2034 155,000 155,076
Flex Ltd. ,
6.00%, 1/15/2028(d) 2,845,000 2,882,650
Zebra Technologies Corp. ,
6.50%, 6/1/2032(a)(d) 685,000 692,713
3,730,439
Energy Equipment & Services 0.5%
Schlumberger Holdings Corp. ,
5.00%, 11/15/2029(a)(d) 6,110,000 6,064,149

74 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment 0.2%
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029 760,000 764,351
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 1,255,000 1,191,523
1,955,874
Financial Services 2.9%
Enact Holdings, Inc. ,
6.25%, 5/28/2029 2,545,000 2,545,751
Essent Group Ltd. ,
6.25%, 7/1/2029 2,165,000 2,163,460
JPMorgan Chase Bank NA ,
5.11%, 12/8/2026 5,720,000 5,719,084
National Rural Utilities
Cooperative Finance Corp. ,
5.60%, 11/13/2026 2,285,000 2,305,298
5.10%, 5/6/2027(d) 3,825,000 3,824,379
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(d)(e) 1,645,000 1,678,439
NMI Holdings, Inc. ,
6.00%, 8/15/2029 1,230,000 1,218,781
NTT Finance Corp. ,
5.11%, 7/2/2029(a) 6,145,000 6,125,605
PayPal Holdings, Inc. ,
5.15%, 6/1/2034(d) 3,065,000 3,027,303
PennyMac Financial Services,
Inc. ,
7.13%, 11/15/2030(a) 3,090,000 3,080,480
Radian Group, Inc. ,
6.20%, 5/15/2029(d) 1,510,000 1,524,872
Synchrony Bank ,
5.40%, 8/22/2025(d) 2,505,000 2,486,200
35,699,652
Food Products 1.0%
Campbell Soup Co. ,
5.20%, 3/19/2027(d) 3,940,000 3,945,915
Conagra Brands, Inc. ,
5.30%, 10/1/2026(d) 4,125,000 4,120,077
General Mills, Inc. ,
4.70%, 1/30/2027 4,350,000 4,295,387
12,361,379
Gas Utilities 0.4%
CenterPoint Energy
Resources Corp. ,
5.40%, 7/1/2034 620,000 613,914
Spire, Inc. ,
5.30%, 3/1/2026 3,985,000 3,975,991
4,589,905
Ground Transportation 0.1%
Penske Truck Leasing Co. LP ,
5.25%, 7/1/2029(a)(d) 1,645,000 1,631,119
Health Care Equipment & Supplies 1.1%
DH Europe Finance II Sarl ,
2.20%, 11/15/2024(d) 3,065,000 3,027,726
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(d) 2,925,000 2,921,929
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Smith & Nephew plc ,
5.15%, 3/20/2027 3,040,000 3,029,871
Solventum Corp. ,
5.45%, 2/25/2027(a)(d) 3,940,000 3,936,156
12,915,682
Health Care Providers & Services 0.7%
HCA, Inc. ,
5.38%, 2/1/2025 650,000 647,803
Health Care Service Corp. ,
5.20%, 6/15/2029(a) 4,080,000 4,062,417
Icon Investments Six DAC ,
5.85%, 5/8/2029 4,240,000 4,308,303
9,018,523
Health Care REITs 0.1%
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 1,820,000 1,805,388
Health Care Technology 0.1%
IQVIA, Inc. ,
6.25%, 2/1/2029 1,295,000 1,330,989
Hotels, Restaurants & Leisure 0.7%
Choice Hotels International,
Inc. ,
5.85%, 8/1/2034 285,000 280,899
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 2,275,000 2,278,631
Hyatt Hotels Corp. ,
5.75%, 1/30/2027(d) 2,050,000 2,070,239
5.25%, 6/30/2029 2,385,000 2,365,476
International Game
Technology plc ,
4.13%, 4/15/2026(a)(d) 1,750,000 1,703,634
8,698,879
Insurance 5.3%
Allstate Corp. (The) ,
5.05%, 6/24/2029 1,285,000 1,279,106
AmWINS Group, Inc. ,
6.38%, 2/15/2029(a)(d) 1,245,000 1,248,395
Athene Global Funding ,
5.62%, 5/8/2026(a)(d) 6,110,000 6,114,429
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 3,055,000 3,043,335
CNO Global Funding ,
5.88%, 6/4/2027(a) 3,065,000 3,075,025
Corebridge Global Funding ,
0.90%, 9/22/2025(a)(d) 2,055,000 1,941,639
5.75%, 7/2/2026(a) 1,120,000 1,124,017
F&G Annuities & Life, Inc. ,
6.50%, 6/4/2029(d) 650,000 647,852
F&G Global Funding ,
5.88%, 6/10/2027(a) 3,025,000 3,009,116
Jackson National Life Global
Funding ,
5.25%, 4/12/2028(a)(d) 4,180,000 4,099,989
MassMutual Global Funding II ,
5.10%, 4/9/2027(a)(d) 4,308,000 4,306,763

NVIT Loomis Short Term Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 75
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
MetLife, Inc. ,
5.30%, 12/15/2034(d) 3,045,000 3,036,630
Metropolitan Life Global
Funding I ,
5.05%, 6/11/2027(a)(d) 4,290,000 4,283,426
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a)(d) 6,155,000 6,153,731
New York Life Global Funding ,
4.90%, 4/2/2027(a)(d) 4,305,000 4,286,564
5.00%, 6/6/2029(a) 2,300,000 2,292,658
Northwestern Mutual Global
Funding ,
5.07%, 3/25/2027(a)(d) 4,300,000 4,306,593
Pricoa Global Funding I ,
4.20%, 8/28/2025(a) 3,000,000 2,955,118
Protective Life Global
Funding ,
5.22%, 6/12/2029(a) 1,250,000 1,247,988
Reinsurance Group of
America, Inc. ,
5.75%, 9/15/2034 3,050,000 3,038,931
RGA Global Funding ,
5.45%, 5/24/2029(a)(d) 1,405,000 1,408,322
SiriusPoint Ltd. ,
7.00%, 4/5/2029(d) 1,685,000 1,706,453
64,606,080
Leisure Products 0.1%
Hasbro, Inc. ,
6.05%, 5/14/2034(d) 1,260,000 1,257,988
Machinery 0.7%
Daimler Truck Finance North
America LLC ,
5.13%, 9/25/2029(a) 5,595,000 5,554,007
Ingersoll Rand, Inc. ,
5.18%, 6/15/2029(d) 3,390,000 3,389,862
8,943,869
Media 0.4%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029(d) 4,290,000 4,304,031
Metals & Mining 0.7%
ArcelorMittal SA ,
6.00%, 6/17/2034(d) 3,065,000 3,062,674
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a) 1,485,000 1,558,555
Reliance, Inc. ,
1.30%, 8/15/2025(d) 3,230,000 3,076,187
Steel Dynamics, Inc. ,
5.38%, 8/15/2034 290,000 285,037
7,982,453
Multi-Utilities 2.0%
Ameren Corp. ,
5.70%, 12/1/2026(d) 4,175,000 4,208,059
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026(d) 4,180,000 4,169,448
DTE Energy Co. ,
4.22%, 11/1/2024(c)(d) 2,980,000 2,962,689
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
NiSource, Inc. ,
0.95%, 8/15/2025 3,225,000 3,063,071
5.20%, 7/1/2029 1,795,000 1,788,010
Puget Sound Energy, Inc. ,
5.33%, 6/15/2034(d) 1,940,000 1,939,591
Sempra ,
5.40%, 8/1/2026(d) 2,920,000 2,917,361
WEC Energy Group, Inc. ,
5.60%, 9/12/2026(d) 3,445,000 3,458,022
24,506,251
Oil, Gas & Consumable Fuels 1.5%
Crescent Energy Finance
LLC ,
9.25%, 2/15/2028(a)(d) 855,000 903,335
7.38%, 1/15/2033(a) 2,010,000 2,014,334
Energy Transfer LP ,
5.25%, 7/1/2029 1,425,000 1,416,135
Kinetik Holdings LP ,
6.63%, 12/15/2028(a)(d) 3,985,000 4,048,593
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026(d) 3,690,000 3,681,847
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a) 1,780,000 1,840,468
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025(d) 4,500,000 4,457,221
18,361,933
Passenger Airlines 0.3%
Air Canada ,
3.88%, 8/15/2026(a) 595,000 565,959
Southwest Airlines Co. ,
5.25%, 5/4/2025(d) 2,895,000 2,881,730
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 255,000 237,484
3,685,173
Pharmaceuticals 0.7%
Royalty Pharma plc ,
5.15%, 9/2/2029(d) 6,120,000 6,068,299
Takeda Pharmaceutical Co.
Ltd. ,
5.30%, 7/5/2034 3,065,000 3,042,931
9,111,230
Retail REITs 0.1%
Agree LP ,
5.63%, 6/15/2034(d) 805,000 796,740
Specialized REITs 0.5%
Public Storage Operating Co. ,
(United States SOFR
Compounded Index
+ 0.70%), 6.10%,
4/16/2027(e) 6,145,000 6,164,049
Specialty Retail 1.3%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026(d) 1,165,000 1,165,133
AutoNation, Inc. ,
4.50%, 10/1/2025(d) 465,000 457,722

76 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
AutoZone, Inc. ,
5.05%, 7/15/2026(d) 2,830,000 2,819,203
5.10%, 7/15/2029 6,135,000 6,109,555
Lowe's Cos., Inc. ,
4.80%, 4/1/2026(d) 2,910,000 2,885,442
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 2,570,000 2,593,849
16,030,904
Technology Hardware, Storage & Peripherals 0.2%
NetApp, Inc. ,
1.88%, 6/22/2025 3,150,000 3,034,671
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
7.35%, 11/27/2028(d) 2,720,000 2,823,027
Tobacco 0.7%
Altria Group, Inc. ,
6.20%, 11/1/2028(d) 2,125,000 2,203,532
Imperial Brands Finance plc ,
5.50%, 2/1/2030(a) 6,145,000 6,087,681
8,291,213
Trading Companies & Distributors 1.1%
Air Lease Corp. ,
5.20%, 7/15/2031(d) 2,310,000 2,257,519
Aircastle Ltd. ,
6.50%, 7/18/2028(a) 1,010,000 1,028,931
5.95%, 2/15/2029(a) 675,000 674,806
Aviation Capital Group LLC ,
5.38%, 7/15/2029(a) 2,350,000 2,322,619
GATX Corp. ,
5.40%, 3/15/2027(d) 1,490,000 1,491,351
TTX Co. ,
5.50%, 9/25/2026(a) 5,875,000 5,886,173
13,661,399
Total Corporate Bonds
(cost $573,527,994)
574,029,392
Mortgage-Backed Securities 1.6%
FHLMC Non Gold Pool
Pool# 1Q0648
5.98%, 6/1/2037(b) 71,198 72,580
Pool# 1B3601
6.32%, 10/1/2037(b) 91,580 92,863
FHLMC UMBS Pool#
SD8245 ,
4.50%, 9/1/2052 5,387,937
5,083,007
FNMA Pool
Pool# 747271
7.22%, 7/1/2034(b) 140,247 141,252
Pool# 886345
5.81%, 8/1/2036(b) 26,124 26,102
Pool# 949691
5.98%, 9/1/2037(b) 59,811 59,873
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 2,535,815 2,228,321
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BN0906
4.00%, 11/1/2048 2,496,698 2,325,488
Pool# MA4700
4.00%, 8/1/2052 3,615,412 3,310,296
Pool# MA4803
3.50%, 11/1/2052 3,251,246 2,879,295
Pool# MA4806
5.00%, 11/1/2052 3,156,732 3,058,925
Total Mortgage-Backed Securities
(cost $19,566,699)
19,278,002
U.S. Treasury Obligations 13.7%
U.S. Treasury Notes
4.50%, 11/30/2024 (d) 17,090,000 17,033,089
5.00%, 10/31/2025 99,435,000 99,446,653
4.88%, 4/30/2026 29,420,000 29,463,670
4.63%, 6/30/2026 22,125,000 22,085,244
Total U.S. Treasury Obligations
(cost $168,057,805)
168,028,656
Short-Term Investments 5.1%
U.S. Treasury Obligations 5.1%
U.S. Treasury Bills
6.52%, 7/11/2024(d) 44,905,000 44,839,493
5.29%, 8/29/2024 18,580,000 18,419,982
Total U.S. Treasury Obligations
(cost $63,259,753)
63,259,475
Total Short-Term Investments
(cost $63,259,753)
63,259,475
Repurchase Agreements 5.0%
Bank of America NA
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $2,000,885,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/1/2042 -
7/1/2046; total market
value $2,040,000. (f)(g) 2,000,000 2,000,000
Cantor Fitzgerald & Co.
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $9,033,749,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$9,210,295. (f)(g) 9,029,701 9,029,701

NVIT Loomis Short Term Bond Fund - June 30, 2024 (Unaudited) - Statement of Investments - 77
Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $15,006,638,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 2.25%, maturing
3/31/2026 - 7/31/2028;
total market value
$15,300,004. (f)(g) 15,000,000 15,000,000
MetLife, Inc.
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $20,008,884,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $20,411,185. (f)(g) 20,000,000 20,000,000
Pershing LLC
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $15,006,663,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $15,300,000. (f)(g) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $61,029,701)
61,029,701
Total Investments
(cost $1,275,837,342) — 104.0%
1,276,524,154
Liabilities in excess of other
assets — (4.0)% (49,514,231)
NET ASSETS — 100.0%
$ 1,227,009,923
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2024 was
$475,578,928 which represents 38.76% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2024.
(d) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June
30, 2024 was $138,569,602, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $61,029,701 and by $81,588,759 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.50%, and maturity dates ranging
from 6/30/2024 – 5/15/2054, a total value of $142,618,460.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2024.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $61,029,701.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

78 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 213 9/2024 USD 43,498,594 130,070
Total long contracts 130,070
Short Contracts
U.S. Treasury 10 Year Note (665) 9/2024 USD (73,139,610) (646,724)
U.S. Treasury 10 Year Ultra Note (40) 9/2024 USD (4,541,250) 43,358
Total short contracts (603,366)
Net contracts (473,296)
As of June 30, 2024, the Fund had $1,440,500 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

80 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
Assets:
Investment securities, at value
*
$ 276,771,209
Repurchase agreements, at value 33,484,895
Cash 5,852,462
Cash pledged for swap contracts 3,780,588
Deposits with broker for futures contracts 2,649,317
Foreign currencies, at value 20,241
Interest and dividends receivable 2,617,703
Security lending income receivable 7,946
Receivable for investments sold 60,934
Receivable for capital shares issued 26,621,234
Receivable for variation margin on futures contracts 394,091
Receivable for variation margin on centrally cleared swap contracts —
Unrealized appreciation on forward foreign currency contracts (Note 2) 7,847
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,056
Total Assets 352,269,523
Liabilities:
Payable for investments purchased 31,357,960
Payable for capital shares redeemed 15,051
Payable for variation margin on futures contracts —
Payable for variation margin on centrally cleared swap contracts 9,348
Unrealized depreciation on forward foreign currency contracts (Note 2) —
Payable upon return of securities loaned (Note 2) 33,484,895
Accrued expenses and other payables:
Investment advisory fees 120,907
Fund administration fees 16,149
Distribution fees —
Administrative servicing fees 30,806
Accounting and transfer agent fees 1,245
Trustee fees 9
Custodian fees 29
Compliance program costs (Note 3) 249
Professional fees 29,776
Printing fees 43,225
Other 2,511
Total Liabilities 65,112,160
Net Assets $ 287,157,363
* Includes value of securities on loan (Note 2) 44,031,608
Cost of investment securities 282,052,011
Cost of repurchase agreements 33,484,895
Cost of foreign currencies 20,241
Represented by:
Capital $ 296,940,102
Total distributable earnings (loss) (9,782,739)
Net Assets $ 287,157,363

Fixed Income Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 81
NVIT BNY Mellon
Core Plus Bond
Fund
NVIT Core Bond
Fund
NVIT DoubleLine
Total Return
Tactical Fund
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
$ 1,761,360,007 $ 1,707,414,383 $ 186,603,438 $ 91,555,114 $ 308,912,161
102,196,281 48,568,805 — — —
5,856,503 20,383,690 7,743,001 3,074,833 3,168,539
2,494,734 — — — —
21,156,233 4,348,019 1,291,701 — 388,697
495,987 — 63 — —
15,624,707 13,614,464 1,033,693 1,589,770 1,633,359
14,387 12,335 — — 125
— 38,354 19,533 50,828 26,170
31,249 36,044 6,038 407 4,717
— — — — —
305,773 — — — —
903,432 — — — —
— — 16,708 6,564 —
8,386 7,949 854 418 1,538
1,910,447,679 1,794,424,043 196,715,029 96,277,934 314,135,306
5,400,000 39,533,324 3,302,723 307,631 6,208,649
374,972 129,321 69,027 25,364 342,298
1,018,932 498,410 208,078 — 32,703
— — — — —
47,160 — — — —
102,196,281 48,568,805 — — —
641,082 548,469 90,202 53,161 121,452
52,132 48,963 12,653 10,524 16,585
85,572 20,276 4,678 — 1,218
16,847 14,277 7,335 15,791 56,711
6,572 3,415 5,694 3,381 1,397
83 5 2 4 85
17,745 15,818 1,655 840 3,912
1,801 1,644 188 97 327
31,017 30,532 26,550 20,959 22,028
17,604 12,579 19,736 24,352 37,014
16,412 12,027 1,796 1,389 4,070
109,924,212 89,437,865 3,750,317 463,493 6,848,449
$ 1,800,523,467 $ 1,704,986,178 $ 192,964,712 $ 95,814,441 $ 307,286,857
144,111,440 194,761,165 — — 4,163,984
1,905,434,927 1,812,817,041 202,210,070 97,048,457 336,474,260
102,196,281 48,568,805 — — —
494,809 — 63 — —
$ 2,053,537,059 $ 1,909,307,967 $ 222,453,300 $ 109,998,529 $ 362,493,851
(253,013,592) (204,321,789) (29,488,588) (14,184,088) (55,206,994)
$ 1,800,523,467 $ 1,704,986,178 $ 192,964,712 $ 95,814,441 $ 307,286,857

82 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
Net Assets:
Class I Shares $ 287,157,363
Class II Shares —
Class IV Shares —
Class P Shares —
Class Y Shares —
Total $ 287,157,363
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 32,627,477
Class II Shares —
Class IV Shares —
Class P Shares —
Class Y Shares —
Total 32,627,477
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 8 .80
Class II Shares $ —
Class IV Shares $ —
Class P Shares $ —
Class Y Shares $ —

Fixed Income Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 83
NVIT BNY Mellon
Core Plus Bond
Fund
NVIT Core Bond
Fund
NVIT DoubleLine
Total Return
Tactical Fund
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
$ 34,052,122 $ 15,352,603 $ 5,187 $ 95,814,441 $ 292,737,634
2,771,134 98,502,535 38,420,544 — 5,907,198
— — — — 8,636,730
412,873,212 — — — —
1,350,826,999 1,591,131,040 154,538,981 — 5,295
$ 1,800,523,467 $ 1,704,986,178 $ 192,964,712 $ 95,814,441 $ 307,286,857
3,447,177 1,688,130 588 16,215,021 31,129,423
276,620 10,889,436 4,486,638 — 630,149
— — — — 919,155
41,615,275 — — — —
135,925,543 175,004,883 17,964,291 — 564
181,264,615 187,582,449 22,451,517 16,215,021 32,679,291
$ 9 .88 $ 9 .09 $ 8 .82 $ 5 .91 $ 9 .40
$ 10 .02 $ 9 .05 $ 8 .56 $ — $ 9 .37
$ — $ — $ — $ — $ 9 .40
$ 9 .92 $ — $ — $ — $ —
$ 9 .94 $ 9 .09 $ 8 .60 $ — $ 9 .39

84 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government
Money Market Fund
Assets:
Investment securities, at value
*
$ 1,785,351,870
Repurchase agreements, at value 1,282,000,000
Cash 23,962,182
Interest and dividends receivable 6,950,934
Security lending income receivable —
Receivable for investments sold —
Receivable for capital shares issued 544,654
Receivable for variation margin on futures contracts —
Prepaid expenses 14,374
Total Assets 3,098,824,014
Liabilities:
Payable for investments purchased 52,957,641
Payable for capital shares redeemed 28,395,066
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 632,507
Fund administration fees 83,350
Distribution fees 47,536
Administrative servicing fees 250,419
Accounting and transfer agent fees 3,323
Trustee fees 31
Due to broker —
Custodian fees 11,282
Compliance program costs (Note 3) 2,963
Professional fees 29,366
Printing fees 33,671
Other 19,025
Total Liabilities 82,466,180
Net Assets $ 3,016,357,834
* Includes value of securities on loan (Note 2) —
Cost of investment securities 1,785,351,870
Cost of repurchase agreements 1,282,000,000
Represented by:
Capital $ 3,016,357,889
Total distributable earnings (loss) (55)
Net Assets $ 3,016,357,834

Fixed Income Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 85
NVIT Loomis Short
Term Bond Fund
$ 1,215,494,453
61,029,701
44,859,658
8,231,214
11,265
15,068,454
8,724
191,023
4,507
1,344,898,999
55,504,670
806,784
61,029,701
342,065
38,010
36,414
54,774
3,647

11,970
1,206
31,566
12,473
15,787
117,889,076
$ 1,227,009,923
138,569,602
1,214,807,641
61,029,701
$ 1,320,239,485
(93,229,562)
$ 1,227,009,923

86 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government
Money Market Fund
Net Assets:
Class I Shares $ 1,207,184,518
Class II Shares 232,336,184
Class IV Shares 30,261,464
Class V Shares 1,096,791,222
Class Y Shares 449,784,446
Total $ 3,016,357,834
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 1,207,189,973
Class II Shares 232,336,106
Class IV Shares 30,261,614
Class V Shares 1,096,792,374
Class Y Shares 449,787,802
Total 3,016,367,869
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 1 .00
Class II Shares $ 1 .00
Class IV Shares $ 1 .00
Class V Shares $ 1 .00
Class Y Shares $ 1 .00

Fixed Income Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 87
NVIT Loomis Short
Term Bond Fund
$ 261,859,778
177,331,070
—
—
787,819,075
$ 1,227,009,923
26,597,383
18,103,862
—
—
79,927,331
124,628,576
$ 9 .85
$ 9 .80
$ —
$ —
$ 9 .86

88 - Statements of Operations - For the Six Months Ended June 30, 2024 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
INVESTMENT INCOME:
Interest income $ 9,252,818
Dividend income 87,622
Income from securities lending (Note 2) 34,535
Total Income 9,374,975
EXPENSES:
Investment advisory fees 704,187
Fund administration fees 56,891
Distribution fees Class II Shares —
Distribution fees Class P Shares —
Administrative servicing fees Class I Shares 185,272
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Professional fees 33,976
Printing fees 373
Trustee fees 4,224
Custodian fees 4,529
Accounting and transfer agent fees 5,038
Compliance program costs (Note 3) 515
Other 2,896
Total expenses before fees waived and expenses reimbursed 997,901
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Expenses reimbursed by subadviser (Note 3) —
Net Expenses 997,901
NET INVESTMENT INCOME 8,377,074
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (2,882,167)
Expiration or closing of futures contracts (Note 2) 1,675,269
Settlement of forward foreign currency contracts (Note 2) 85,068
Foreign currency transactions (Note 2) (97,528)
Expiration or closing of written option contracts (Note 2) —
Expiration or closing of swap contracts (Note 2) (6,436,993)
Net realized gains (losses) (7,656,351)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 5,890,271
Futures contracts (Note 2) 1,847,640
Forward foreign currency contracts (Note 2) 36,761
Translation of assets and liabilities denominated in foreign currencies (Note 2) (13,445)
Swap contracts (Note 2) 4,258,244
Net change in unrealized appreciation/depreciation 12,019,471
Net realized/unrealized gains (losses) 4,363,120
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 12,740,194

Fixed Income Funds - For the Six Months Ended June 30, 2024 (Unaudited) - Statements of Operations - 89
NVIT BNY Mellon
Core Plus Bond
Fund
NVIT Core Bond
Fund
NVIT DoubleLine
Total Return
Tactical Fund
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
$ 40,385,593 $ 37,805,873 $ 4,633,927 $ 3,104,486 $ 6,407,511
— — 150,530 — —
88,274 64,057 — — 4,945
40,473,867 37,869,930 4,784,457 3,104,486 6,412,456
3,987,381 3,294,929 544,301 326,698 814,876
253,979 240,089 48,701 37,220 67,657
3,411 123,412 44,638 — 7,484
513,726 — — — —
24,837 11,625 — 72,351 236,447
2,046 74,048 44,638 — 4,490
— — — — 6,576
54,160 53,616 28,970 21,842 26,173
10,831 6,464 3,644 5,203 12,936
31,151 29,164 3,210 1,659 5,791
29,788 25,208 2,977 1,623 5,871
18,951 11,974 18,584 11,403 4,011
3,808 3,533 395 205 718
21,593 17,990 2,203 975 4,371
4,955,662 3,892,052 742,261 479,179 1,197,401
— — (17,855) — —
(99,727) — — — (24,750)
— — (99,172) (40,110) —
— — (9,302) — —
4,855,935 3,892,052 615,932 439,069 1,172,651
35,617,932 33,977,878 4,168,525 2,665,417 5,239,805
(57,639,660) (7,078,011) (2,617,258) (1,991,767) (3,664,023)
(4,346,347) (7,538,854) (149,856) — (406,563)
(87,188) — — — —
(123,966) — — — —
— 246,670 — — —
108,942 (620,369) — — —
(62,088,219) (14,990,564) (2,767,114) (1,991,767) (4,070,586)
25,952,480 (27,229,455) (746,822) 1,273,478 (4,131,965)
(201,718) (2,230,588) 905,649 — (151,019)
856,272 — — — —
(29,501) — (2) — —
526,715 446,122 — — —
27,104,248 (29,013,921) 158,825 1,273,478 (4,282,984)
(34,983,971) (44,004,485) (2,608,289) (718,289) (8,353,570)
$ 633,961 $ (10,026,607) $ 1,560,236 $ 1,947,128 $ (3,113,765)

90 - Statements of Operations - For the Six Months Ended June 30, 2024 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government
Money Market Fund
INVESTMENT INCOME:
Interest income $ 78,308,816
Income from securities lending (Note 2) —
Total Income 78,308,816
EXPENSES:
Investment advisory fees 4,079,618
Fund administration fees 393,851
Distribution fees Class II Shares 280,390
Administrative servicing fees Class I Shares 859,296
Administrative servicing fees Class II Shares 168,235
Administrative servicing fees Class IV Shares 23,220
Administrative servicing fees Class V Shares 548,883
Professional fees 64,508
Printing fees 20,765
Trustee fees 50,831
Custodian fees 24,188
Accounting and transfer agent fees 9,675
Compliance program costs (Note 3) 6,073
Other 31,248
Total expenses before fees waived 6,560,781
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) (392,666)
Net Expenses 6,168,115
NET INVESTMENT INCOME 72,140,701
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities —
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) —
Net change in unrealized appreciation/depreciation in the value of:
Investment securities —
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation —
Net realized/unrealized gains (losses) —
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 72,140,701

Fixed Income Funds - For the Six Months Ended June 30, 2024 (Unaudited) - Statements of Operations - 91
NVIT Loomis Short
Term Bond Fund
$ 31,530,940
63,486
31,594,426
2,059,115
175,362
225,718
160,338
135,432
—
—
37,631
8,451
20,347
18,816
10,714
2,469
14,805
2,869,198
(49,468)
—
2,819,730
28,774,696
1,380,054
1,895,742
3,275,796
(8,678,178)
1,352,497
(7,325,681)
(4,049,885)
$ 24,724,811

The accompanying notes are an integral part of these financial statements.
92 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 8,377,074 $ 15,646,658
Net realized losses (7,656,351) (10,782,460)
Net change in unrealized appreciation/depreciation 12,019,471 14,609,058
Change in net assets resulting from operations 12,740,194 19,473,256
Distributions to Shareholders From:
Distributable earnings:
Class I — (25,063,710)
Class II — —
Class P — —
Class Y — —
Return of capital:
Class I — (1,049,219)
Change in net assets from shareholder distributions — (26,112,929)
Change in net assets from capital transactions 37,381,253 17,481,752
Change in net assets 50,121,447 10,842,079
Net Assets:
Beginning of period 237,035,916 226,193,837
End of period $ 287,157,363 $ 237,035,916
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 56,320,166 $ 34,735,859
Dividends reinvested — 26,112,929
Cost of shares redeemed (18,938,913) (43,367,036)
Total Class I Shares 37,381,253 17,481,752
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class P Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class P Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ 37,381,253 $ 17,481,752

Fixed Income Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 93
NVIT BNY Mellon Core Plus Bond Fund NVIT Core Bond Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 35,617,932 $ 66,569,346 $ 33,977,878 $ 55,848,057
(62,088,219) (47,865,723) (14,990,564) (39,411,986)
27,104,248 109,897,108 (29,013,921) 63,176,061
633,961 128,600,731 (10,026,607) 79,612,132
— (1,157,472) — (495,542)
— (92,192) — (2,901,140)
— (14,571,242) — —
— (51,060,972) — (50,882,596)
— — — —
— (66,881,878) — (54,279,278)
(37,037,727) 14,783,093 6,652,767 323,989,162
(36,403,766) 76,501,946 (3,373,840) 349,322,016
1,836,927,233 1,760,425,287 1,708,360,018 1,359,038,002
$ 1,800,523,467 $ 1,836,927,233 $ 1,704,986,178 $ 1,708,360,018
$ 3,184,567 $ 5,268,945 $ 680,090 $ 1,855,361
— 1,157,472 — 495,542
(1,872,483) (4,599,117) (1,281,823) (4,329,274)
1,312,084 1,827,300 (601,733) (1,978,371)
48,267 681,257 5,687,552 9,346,074
— 92,192 — 2,901,140
(48,068) (403,242) (8,096,634) (15,324,379)
199 370,207 (2,409,082) (3,077,165)
20,485,020 26,737,750 — —
— 14,571,242 — —
(27,315,207) (42,003,921) — —
(6,830,187) (694,929) — —
6,294,116 62,740,142 34,389,935 377,088,563
— 51,060,972 — 50,882,596
(37,813,939) (100,520,599) (24,726,353) (98,926,461)
(31,519,823) 13,280,515 9,663,582 329,044,698
$ (37,037,727) $ 14,783,093 $ 6,652,767 $ 323,989,162

The accompanying notes are an integral part of these financial statements.
94 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 6,474,450 4,021,432
Reinvested — 3,109,300
Redeemed (2,207,730) (5,031,735)
Total Class I Shares 4,266,720 2,098,997
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class P Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class P Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares 4,266,720 2,098,997

Fixed Income Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 95
NVIT BNY Mellon Core Plus Bond Fund NVIT Core Bond Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
325,793 539,826 75,707 203,879
— 120,609 — 55,583
(192,124) (473,924) (142,116) (474,706)
133,669 186,511 (66,409) (215,244)
4,860 70,412 632,231 1,029,254
— 9,460 — 326,883
(4,847) (40,911) (900,978) (1,698,113)
13 38,961 (268,747) (341,976)
2,083,996 2,732,147 — —
— 1,510,534 — —
(2,781,515) (4,288,274) — —
(697,519) (45,593) — —
639,233 6,344,620 3,814,586 41,084,514
— 5,292,653 — 5,713,745
(3,839,760) (10,316,910) (2,740,163) (10,965,720)
(3,200,527) 1,320,363 1,074,423 35,832,539
(3,764,364) 1,500,242 739,267 35,275,319

The accompanying notes are an integral part of these financial statements.
96 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 4,168,525 $ 5,921,670
Net realized losses (2,767,114) (5,367,300)
Net change in unrealized appreciation/depreciation 158,825 10,019,386
Change in net assets resulting from operations 1,560,236 10,573,756
Distributions to Shareholders From:
Distributable earnings:
Class I — (174)
Class II — (1,061,845)
Class IV — —
Class Y — (5,347,385)
Change in net assets from shareholder distributions — (6,409,404)
Change in net assets from capital transactions 3,275,494 5,856,731
Change in net assets 4,835,730 10,021,083
Net Assets:
Beginning of period 188,128,982 178,107,899
End of period $ 192,964,712 $ 188,128,982
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — 174
Cost of shares redeemed — —
Total Class I Shares — 174
Class II Shares
Proceeds from shares issued 5,683,006 10,253,923
Dividends reinvested — 1,061,845
Cost of shares redeemed (1,733,046) (4,528,750)
Total Class II Shares 3,949,960 6,787,018
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Class Y Shares
Proceeds from shares issued 4,596,830 13,847,438
Dividends reinvested — 5,347,385
Cost of shares redeemed (5,271,296) (20,125,284)
Total Class Y Shares (674,466) (930,461)
Change in net assets from capital transactions $ 3,275,494 $ 5,856,731

Fixed Income Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 97
NVIT Federated High Income Bond Fund NVIT Government Bond Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 2,665,417 $ 5,725,234 $ 5,239,805 $ 9,750,533
(1,991,767) (2,438,988) (4,070,586) (10,973,691)
1,273,478 8,870,468 (4,282,984) 16,655,992
1,947,128 12,156,714 (3,113,765) 15,432,834
— (5,848,190) — (9,284,467)
— — — (159,141)
— — — (240,770)
— — — (151)
— (5,848,190) — (9,684,529)
(6,972,160) (2,723,313) (48,695,636) 17,021,446
(5,025,032) 3,585,211 (51,809,401) 22,769,751
100,839,473 97,254,262 359,096,258 336,326,507
$ 95,814,441 $ 100,839,473 $ 307,286,857 $ 359,096,258
$ 4,074,424 $ 10,419,550 $ 25,148,325 $ 86,116,687
— 5,848,190 — 9,284,467
(11,046,584) (18,991,053) (73,010,149) (77,535,322)
(6,972,160) (2,723,313) (47,861,824) 17,865,832
— — 251,021 472,592
— — — 159,141
— — (654,741) (1,151,732)
— — (403,720) (519,999)
— — 181,545 1,133,312
— — — 240,770
— — (611,637) (1,698,620)
— — (430,092) (324,538)
— — — —
— — — 151
— — — —
— — — 151
$ (6,972,160) $ (2,723,313) $ (48,695,636) $ 17,021,446

The accompanying notes are an integral part of these financial statements.
98 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — 20
Redeemed — —
Total Class I Shares — 20
Class II Shares
Issued 671,663 1,210,860
Reinvested — 127,999
Redeemed (205,220) (539,391)
Total Class II Shares 466,443 799,468
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Class Y Shares
Issued 540,444 1,622,615
Reinvested — 642,937
Redeemed (620,292) (2,359,680)
Total Class Y Shares (79,848) (94,128)
Total change in shares 386,595 705,360

Fixed Income Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 99
NVIT Federated High Income Bond Fund NVIT Government Bond Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
701,856 1,833,019 2,683,460 9,068,225
— 1,039,436 — 1,005,223
(1,905,032) (3,326,902) (7,836,923) (8,241,829)
(1,203,176) (454,447) (5,153,463) 1,831,619
— — 26,940 50,166
— — — 17,269
— — (70,076) (123,462)
— — (43,136) (56,027)
— — 19,455 119,672
— — — 26,097
— — (65,658) (180,835)
— — (46,203) (35,066)
— — — —
— — — 16
— — — —
— — — 16
(1,203,176) (454,447) (5,242,802) 1,740,542

The accompanying notes are an integral part of these financial statements.
100 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Fixed Income Funds
NVIT Government Money Market Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 72,140,701 $ 134,289,642
Net realized gains (losses) — —
Net change in unrealized appreciation/depreciation — —
Change in net assets resulting from operations 72,140,701 134,289,642
Distributions to Shareholders From:
Distributable earnings:
Class I (28,297,183) (52,322,442)
Class II (5,259,866) (10,060,431)
Class IV (764,712) (1,456,077)
Class V (27,389,245) (52,283,057)
Class Y (10,429,750) (18,167,939)
Change in net assets from shareholder distributions (72,140,756) (134,289,946)
Change in net assets from capital transactions 208,806,536 317,593,831
Change in net assets 208,806,481 317,593,527
Net Assets:
Beginning of period 2,807,551,353 2,489,957,826
End of period $ 3,016,357,834 $ 2,807,551,353
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 266,882,820 $ 375,398,034
Dividends reinvested 28,297,183 52,322,442
Cost of shares redeemed (194,162,257) (439,152,069)
Total Class I Shares 101,017,746 (11,431,593)
Class II Shares
Proceeds from shares issued 160,963,698 214,377,118
Dividends reinvested 5,259,866 10,060,431
Cost of shares redeemed (166,163,876) (253,511,839)
Total Class II Shares 59,688 (29,074,290)
Class IV Shares
Proceeds from shares issued 2,703,083 10,081,298
Dividends reinvested 764,712 1,456,077
Cost of shares redeemed (5,523,632) (10,675,181)
Total Class IV Shares (2,055,837) 862,194
Class V Shares
Proceeds from shares issued 385,414,527 1,877,066,332
Dividends reinvested 27,385,822 52,283,057
Cost of shares redeemed (383,417,832) (1,535,061,661)
Total Class V Shares 29,382,517 394,287,728
Class Y Shares
Proceeds from shares issued 293,571,328 383,929,005
Dividends reinvested 10,429,744 18,167,939
Cost of shares redeemed (223,598,650) (439,147,152)
Total Class Y Shares 80,402,422 (37,050,208)
Change in net assets from capital transactions $ 208,806,536 $ 317,593,831

Fixed Income Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 101
NVIT Loomis Short Term Bond Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 28,774,696 $ 47,890,536
3,275,796 (34,032,241)
(7,325,681) 54,309,246
24,724,811 68,167,541
— (5,836,588)
— (6,573,515)
— —
— —
— (31,872,936)
— (44,283,039)
54,807,111 (52,764,351)
79,531,922 (28,879,849)
1,147,478,001 1,176,357,850
$ 1,227,009,923 $ 1,147,478,001
$ 106,187,005 $ 5,176,461
— 5,836,588
(5,114,527) (6,109,741)
101,072,478 4,903,308
9,523,162 15,067,910
— 6,573,515
(19,259,746) (38,754,628)
(9,736,584) (17,113,203)
— —
— —
— —
— —
— —
— —
— —
— —
1,675,605 34,268,720
— 31,872,936
(38,204,388) (106,696,112)
(36,528,783) (40,554,456)
$ 54,807,111 $ (52,764,351)

The accompanying notes are an integral part of these financial statements.
102 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Fixed Income Funds
NVIT Government Money Market Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 266,882,820 375,398,035
Reinvested 28,297,188 52,322,661
Redeemed (194,162,256) (439,152,070)
Total Class I Shares 101,017,752 (11,431,374)
Class II Shares
Issued 160,963,698 214,377,118
Reinvested 5,259,866 10,060,743
Redeemed (166,163,876) (253,511,839)
Total Class II Shares 59,688 (29,073,978)
Class IV Shares
Issued 2,703,084 10,081,298
Reinvested 764,712 1,456,085
Redeemed (5,523,633) (10,675,180)
Total Class IV Shares (2,055,837) 862,203
Class V Shares
Issued 385,414,527 1,877,065,976
Reinvested 27,385,815 52,282,810
Redeemed (383,417,832) (1,535,061,661)
Total Class V Shares 29,382,510 394,287,125
Class Y Shares
Issued 293,571,327 383,929,005
Reinvested 10,429,749 18,168,001
Redeemed (223,598,650) (439,147,152)
Total Class Y Shares 80,402,426 (37,050,146)
Total change in shares 208,806,539 317,593,830

Fixed Income Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 103
NVIT Loomis Short Term Bond Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
10,940,667 537,325
— 611,802
(527,478) (632,877)
10,413,189 516,250
986,564 1,580,760
— 691,949
(1,988,655) (4,028,370)
(1,002,091) (1,755,661)
— —
— —
— —
— —
— —
— —
— —
— —
171,584 3,550,297
— 3,340,979
(3,932,322) (10,998,494)
(3,760,738) (4,107,218)
5,650,360 (5,346,629)

104 - Financial Highlights - June 30, 2024 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT Amundi Multi Sector Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class I Shares
6/30/2024 (Unaudited) $ 8.36 $ 0.29 $ 0.15 $ 0.44 $ — $ — $ — $ — $ 8.80 5.26% $ 287,157 0.81% 6.78% 0.81% 113.83%
12/31/2023 8.61 0.59 0.13 0.72 (0.44) (0.49) (0.04) (0.97) 8.36 8.70% 237,036 0.80% 6.71% 0.80% 66.00%
12/31/2022 9.15 0.45 (0.66) (0.21) (0.33) — — (0.33) 8.61 (2.30)% 226,194 0.82% 5.08% 0.82% 73.91%
12/31/2021 9.20 0.40 0.08 0.48 (0.53) — — (0.53) 9.15 5.24% 276,178 0.82% 4.23% 0.82% 89.90%
12/31/2020 9.14 0.40 (0.03) 0.37 (0.31) — — (0.31) 9.20 4.06% 275,487 0.83% 4.61% 0.83% 101.62%
12/31/2019 8.79 0.39 0.41 0.80 (0.44) — (0.01) (0.45) 9.14 9.17% 284,162 0.82% 4.28% 0.82% 212.51%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

Fixed Income Funds - June 30, 2024 (Unaudited) - Financial Highlights - 105
The accompanying notes are an integral part of these financial statements.
T
NVIT BNY Mellon Core Plus Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 9.88 $ 0.19 $ (0.19) $ — $ — $ — $ — $ 9.88 —% $ 34,052 0.63% 3.88% 0.64% 36.75%
12/31/2023 9.55 0.36 0.33 0.69 (0.36) — (0.36) 9.88 7.40% 32,728 0.63% 3.65% 0.64% 30.83%
12/31/2022 11.49 0.27 (1.81) (1.54) (0.27) (0.13) (0.40) 9.55 (13.46)% 29,849 0.63% 2.60% 0.64% 97.87%
12/31/2021 12.24 0.23 (0.31) (0.08) (0.24) (0.43) (0.67) 11.49 (0.72)% 33,483 0.64% 1.91% 0.64% 233.40%
12/31/2020 11.52 0.28 0.79 1.07 (0.35) — (0.35) 12.24 9.31% 12,665 0.65% 2.29% 0.65% 201.93%
12/31/2019 10.82 0.32 0.75 1.07 (0.37) — (0.37) 11.52 9.89% 9,073 0.65% 2.78% 0.65% 173.78%
Class II Shares
6/30/2024 (Unaudited) 10.03 0.18 (0.19) (0.01) — — — 10.02 (0.10)% 2,771 0.88% 3.63% 0.89% 36.75%
12/31/2023 9.69 0.34 0.34 0.68 (0.34) — (0.34) 10.03 7.17% 2,774 0.88% 3.40% 0.89% 30.83%
12/31/2022 11.66 0.24 (1.83) (1.59) (0.25) (0.13) (0.38) 9.69 (13.75)% 2,303 0.88% 2.33% 0.89% 97.87%
12/31/2021 12.23 0.22 (0.33) (0.11) (0.03) (0.43) (0.46) 11.66 (0.93)% 2,796 0.89% 1.80% 0.90% 233.40%
12/31/2020 11.51 0.25 0.79 1.04 (0.32) — (0.32) 12.23 9.04% 97,903 0.90% 2.05% 0.90% 201.93%
12/31/2019 10.81 0.29 0.75 1.04 (0.34) — (0.34) 11.51 9.59% 79,674 0.90% 2.55% 0.90% 173.78%
Class P Shares
6/30/2024 (Unaudited) 9.93 0.18 (0.19) (0.01) — — — 9.92 (0.10)% 412,873 0.73% 3.78% 0.74% 36.75%
12/31/2023 9.59 0.35 0.34 0.69 (0.35) — (0.35) 9.93 7.36% 419,960 0.73% 3.55% 0.74% 30.83%
12/31/2022 11.54 0.25 (1.81) (1.56) (0.26) (0.13) (0.39) 9.59 (13.60)% 406,203 0.73% 2.46% 0.74% 97.87%
12/31/2021(g) 11.91 0.05 (0.21) (0.16) (0.21) — (0.21) 11.54 (1.36)% 531,352 0.73% 1.55% 0.74% 233.40%
Class Y Shares
6/30/2024 (Unaudited) 9.93 0.20 (0.19) 0.01 — — — 9.94 0.10% 1,350,827 0.48% 4.02% 0.49% 36.75%
12/31/2023 9.59 0.37 0.35 0.72 (0.38) — (0.38) 9.93 7.63% 1,381,464 0.48% 3.80% 0.49% 30.83%
12/31/2022 11.55 0.28 (1.82) (1.54) (0.29) (0.13) (0.42) 9.59 (13.44)% 1,322,071 0.48% 2.74% 0.49% 97.87%
12/31/2021 12.28 0.26 (0.31) (0.05) (0.25) (0.43) (0.68) 11.55 (0.50)% 1,484,094 0.49% 2.13% 0.50% 233.40%
12/31/2020 11.56 0.30 0.79 1.09 (0.37) — (0.37) 12.28 9.41% 1,562,720 0.50% 2.46% 0.50% 201.93%
12/31/2019 10.85 0.34 0.75 1.09 (0.38) — (0.38) 11.56 10.08% 1,599,473 0.50% 2.96% 0.50% 173.78%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 23, 2021 (commencement of operations) through December 31, 2021. Total return is calculated based on inception date of September 22,
2021 through December 31, 2021.

106 - Financial Highlights - June 30, 2024 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2024 (Unaudited) $ 9.15 $ 0.18 $ (0.24) $ (0.06) $ — $ — $ — $ 9.09 (0.66)% $ 15,353 0.59% 3.92% 0.59% 13.30%
12/31/2023 8.98 0.32 0.14 0.46 (0.29) — (0.29) 9.15 5.19% 16,062 0.59% 3.57% 0.59% 37.32%
12/31/2022 10.80 0.24 (1.82) (1.58) (0.23) (0.01) (0.24) 8.98 (14.69)% 17,682 0.59% 2.54% 0.59% 107.55%
12/31/2021 11.45 0.19 (0.30) (0.11) (0.22) (0.32) (0.54) 10.80 (1.03)% 19,294 0.59% 1.71% 0.59% 132.82%
12/31/2020 11.01 0.25 0.52 0.77 (0.30) (0.03) (0.33) 11.45 7.01% 22,973 0.60% 2.20% 0.60% 67.80%
12/31/2019 10.41 0.31 0.62 0.93 (0.33) — (0.33) 11.01 8.94% 19,227 0.59% 2.78% 0.59% 43.79%
Class II Shares
6/30/2024 (Unaudited) 9.12 0.16 (0.23) (0.07) — — — 9.05 (0.77)% 98,503 0.84% 3.67% 0.84% 13.30%
12/31/2023 8.94 0.30 0.14 0.44 (0.26) — (0.26) 9.12 5.05% 101,724 0.84% 3.33% 0.84% 37.32%
12/31/2022 10.76 0.22 (1.83) (1.61) (0.20) (0.01) (0.21) 8.94 (14.98)% 102,818 0.84% 2.26% 0.84% 107.55%
12/31/2021 11.41 0.16 (0.30) (0.14) (0.19) (0.32) (0.51) 10.76 (1.25)% 125,449 0.84% 1.45% 0.84% 132.82%
12/31/2020 10.97 0.22 0.53 0.75 (0.28) (0.03) (0.31) 11.41 6.77% 113,409 0.85% 1.95% 0.85% 67.80%
12/31/2019 10.37 0.28 0.62 0.90 (0.30) — (0.30) 10.97 8.70% 104,839 0.84% 2.54% 0.84% 43.79%
Class Y Shares
6/30/2024 (Unaudited) 9.14 0.18 (0.23) (0.05) — — — 9.09 (0.55)% 1,591,131 0.44% 4.07% 0.44% 13.30%
12/31/2023 8.97 0.34 0.13 0.47 (0.30) — (0.30) 9.14 5.36% 1,590,575 0.44% 3.75% 0.44% 37.32%
12/31/2022 10.79 0.26 (1.83) (1.57) (0.24) (0.01) (0.25) 8.97 (14.58)% 1,238,538 0.44% 2.69% 0.44% 107.55%
12/31/2021 11.44 0.21 (0.31) (0.10) (0.23) (0.32) (0.55) 10.79 (0.88)% 1,204,716 0.44% 1.85% 0.44% 132.82%
12/31/2020 11.00 0.27 0.52 0.79 (0.32) (0.03) (0.35) 11.44 7.17% 1,250,407 0.45% 2.36% 0.45% 67.80%
12/31/2019 10.40 0.32 0.63 0.95 (0.35) — (0.35) 11.00 9.09% 1,297,030 0.44% 2.94% 0.44% 43.79%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - June 30, 2024 (Unaudited) - Financial Highlights - 107
The accompanying notes are an integral part of these financial statements.
T
NVIT DoubleLine Total Return Tactical Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 8.74 $ 0.20 $ (0.12) $ 0.08 $ — $ — $ — $ 8.82 0.92%(g) $ 5 0.55% 4.59% 0.65% 53.62%
12/31/2023 8.54 0.29 0.21 0.50 (0.30) — (0.30) 8.74 6.02%(g) 5 0.57% 3.36% 0.67% 83.14%
12/31/2022 10.12 0.29 (1.58) (1.29) (0.29) — (0.29) 8.54 (12.75)%(g) 5 0.59% 3.12% 0.70% 103.94%
12/31/2021 10.41 0.22 (0.22) — (0.26) (0.03) (0.29) 10.12 (0.04)% 6 0.62% 2.16% 0.73% 113.27%
12/31/2020 10.05 0.21 0.17 0.38 (0.02) — (0.02) 10.41 3.83% 6 0.83% 2.11% 0.95% 48.77%
12/31/2019 9.72 0.27 0.40 0.67 (0.34) — (0.34) 10.05 6.87% 472 0.81% 2.60% 0.96% 50.92%
Class II Shares
6/30/2024 (Unaudited) 8.51 0.17 (0.12) 0.05 — — — 8.56 0.59% 38,421 0.98% 4.11% 1.20% 53.62%
12/31/2023 8.32 0.26 0.20 0.46 (0.27) — (0.27) 8.51 5.66% 34,205 0.98% 3.02% 1.19% 83.14%
12/31/2022 9.88 0.25 (1.55) (1.30) (0.26) — (0.26) 8.32 (13.21)% 26,805 0.98% 2.74% 1.20% 103.94%
12/31/2021 10.18 0.18 (0.22) (0.04) (0.23) (0.03) (0.26) 9.88 (0.45)% 24,995 0.98% 1.77% 1.20% 113.27%
12/31/2020 10.04 0.20 0.18 0.38 (0.24) — (0.24) 10.18 3.74% 18,236 0.98% 2.00% 1.20% 48.77%
12/31/2019 9.72 0.26 0.38 0.64 (0.32) — (0.32) 10.04 6.59% 12,914 0.98% 2.57% 1.22% 50.92%
Class Y Shares
6/30/2024 (Unaudited) 8.53 0.19 (0.12) 0.07 — — — 8.60 0.82% 154,539 0.58% 4.52% 0.70% 53.62%
12/31/2023 8.34 0.28 0.22 0.50 (0.31) — (0.31) 8.53 6.05% 153,919 0.58% 3.32% 0.69% 83.14%
12/31/2022 9.90 0.28 (1.55) (1.27) (0.29) — (0.29) 8.34 (12.84)% 151,298 0.58% 3.12% 0.70% 103.94%
12/31/2021 10.19 0.22 (0.22) — (0.26) (0.03) (0.29) 9.90 —% 178,754 0.58% 2.20% 0.70% 113.27%
12/31/2020 10.05 0.24 0.17 0.41 (0.27) — (0.27) 10.19 4.09% 180,343 0.58% 2.40% 0.70% 48.77%
12/31/2019 9.72 0.30 0.38 0.68 (0.35) — (0.35) 10.05 7.04% 172,516 0.58% 3.00% 0.72% 50.92%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

108 - Financial Highlights - June 30, 2024 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT Federated High Income Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class I Shares
6/30/2024 (Unaudited) $ 5.79 $ 0.16 $ (0.04) $ 0.12 $ — $ — $ — $ 5.91 2.07% $ 95,814 0.91% 5.53% 0.99% 14.83%
12/31/2023 5.44 0.33 0.37 0.70 (0.35) — (0.35) 5.79 13.13% 100,839 0.91% 5.76% 0.98% 14.98%
12/31/2022 6.55 0.32 (1.10) (0.78) (0.33) — (0.33) 5.44 (11.93)% 97,254 0.91% 5.30% 0.97% 40.07%
12/31/2021 6.55 0.30 0.02 0.32 (0.32) — (0.32) 6.55 4.96% 121,052 0.91% 4.45% 0.98% 40.26%
12/31/2020 6.51 0.31 0.08 0.39 (0.35) — (0.35) 6.55 6.02% 121,242 0.91% 4.95% 0.98% 39.93%
12/31/2019 6.01 0.34 0.54 0.88 (0.38) — (0.38) 6.51 14.74% 130,650 0.91% 5.27% 0.96% 29.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fixed Income Funds - June 30, 2024 (Unaudited) - Financial Highlights - 109
The accompanying notes are an integral part of these financial statements.
T
NVIT Government Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 9.47 $ 0.15 $ (0.22) $ (0.07) $ — $ — $ — $ 9.40 (0.74)% $ 292,738 0.71% 3.18% 0.72% 33.40%
12/31/2023 9.30 0.26 0.17 0.43 (0.26) — (0.26) 9.47 4.70% 343,593 0.69% 2.71% 0.70% 73.73%
12/31/2022 10.87 0.19 (1.55) (1.36) (0.21) — (0.21) 9.30 (12.55)% 320,262 0.70% 1.92% 0.71% 68.52%
12/31/2021 11.29 0.14 (0.37) (0.23) (0.19) — (0.19) 10.87 (2.08)% 403,595 0.70% 1.27% 0.71% 73.45%
12/31/2020 10.87 0.19 0.47 0.66 (0.24) — (0.24) 11.29 6.08% 428,406 0.69% 1.65% 0.71% 59.09%
12/31/2019 10.47 0.24 0.42 0.66 (0.26) — (0.26) 10.87 6.27% 440,832 0.69% 2.17% 0.71% 50.89%
Class II Shares
6/30/2024 (Unaudited) 9.45 0.14 (0.22) (0.08) — — — 9.37 (0.85)% 5,907 0.96% 2.93% 0.97% 33.40%
12/31/2023 9.28 0.23 0.18 0.41 (0.24) — (0.24) 9.45 4.44% 6,364 0.94% 2.45% 0.95% 73.73%
12/31/2022 10.83 0.16 (1.54) (1.38) (0.17) — (0.17) 9.28 (12.74)% 6,766 0.95% 1.66% 0.96% 68.52%
12/31/2021 11.26 0.11 (0.37) (0.26) (0.17) — (0.17) 10.83 (2.36)% 9,637 0.95% 1.01% 0.96% 73.45%
12/31/2020 10.82 0.16 0.47 0.63 (0.19) — (0.19) 11.26 5.79% 7,380 0.94% 1.41% 0.96% 59.09%
12/31/2019 10.43 0.20 0.43 0.63 (0.24) — (0.24) 10.82 6.01% 11,657 0.94% 1.88% 0.95% 50.89%
Class IV Shares
6/30/2024 (Unaudited) 9.46 0.15 (0.21) (0.06) — — — 9.40 (0.63)% 8,637 0.71% 3.18% 0.72% 33.40%
12/31/2023 9.29 0.25 0.18 0.43 (0.26) — (0.26) 9.46 4.71% 9,134 0.69% 2.70% 0.70% 73.73%
12/31/2022 10.86 0.19 (1.55) (1.36) (0.21) — (0.21) 9.29 (12.56)% 9,293 0.70% 1.92% 0.71% 68.52%
12/31/2021 11.28 0.14 (0.37) (0.23) (0.19) — (0.19) 10.86 (2.08)% 12,096 0.70% 1.27% 0.71% 73.45%
12/31/2020 10.86 0.19 0.47 0.66 (0.24) — (0.24) 11.28 6.09% 12,283 0.69% 1.65% 0.71% 59.09%
12/31/2019 10.47 0.24 0.41 0.65 (0.26) — (0.26) 10.86 6.18% 12,169 0.69% 2.17% 0.71% 50.89%
Class Y Shares
6/30/2024 (Unaudited) 9.45 0.16 (0.22) (0.06) — — — 9.39 (0.63)%(g) 5 0.56% 3.35% 0.56% 33.40%
12/31/2023 9.27 0.27 0.18 0.45 (0.27) — (0.27) 9.45 4.98%(g) 5 0.54% 2.86% 0.54% 73.73%
12/31/2022 10.84 0.20 (1.55) (1.35) (0.22) — (0.22) 9.27 (12.45)%(g) 5 0.56% 2.01% 0.56% 68.52%
12/31/2021 11.28 0.15 (0.39) (0.24) (0.20) — (0.20) 10.84 (2.11)%(g) 6 0.56% 1.38% 0.56% 73.45%
12/31/2020 10.87 0.20 0.47 0.67 (0.26) — (0.26) 11.28 6.15% 6 0.56% 1.73% 0.56% 59.09%
12/31/2019 10.47 0.25 0.42 0.67 (0.27) — (0.27) 10.87 6.43% 6 0.56% 2.30% 0.56% 50.89%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

110 - Financial Highlights - June 30, 2024 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class I Shares
6/30/2024 (Unaudited) $ 1.00 $ 0.02 $ — $ 0.02 $ (0.02) $ — $ (0.02) $ 1.00 2.48% $ 1,207,185 0.44% 4.94% 0.47% 22.08%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.75% 1,106,167 0.44% 4.65% 0.47% 0.00%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.30% 1,117,598 0.37% 1.37% 0.48% 0.00%
12/31/2021 1.00 — — — — — — 1.00 —% 929,226 0.07% —% 0.49% 0.00%
12/31/2020 1.00 — — — — — — 1.00 0.24% 963,920 0.29% 0.21% 0.49% 0.00%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.78% 795,519 0.49% 1.77% 0.49% 0.00%
Class II Shares
6/30/2024 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 2.35% 232,336 0.69% 4.69% 0.72% 22.08%
12/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.49% 232,277 0.69% 4.39% 0.72% 0.00%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.13% 261,351 0.57% 1.28% 0.73% 0.00%
12/31/2021 1.00 — — — — — — 1.00 —% 143,396 0.07% —% 0.74% 0.00%
12/31/2020 1.00 — — — — — — 1.00 0.18% 158,709 0.36% 0.14% 0.74% 0.00%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.53% 130,429 0.74% 1.53% 0.74% 0.00%
Class IV Shares
6/30/2024 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 2.48% 30,261 0.44% 4.94% 0.47% 22.08%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.75% 32,317 0.44% 4.65% 0.47% 0.00%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.30% 31,455 0.36% 1.27% 0.48% 0.00%
12/31/2021 1.00 — — — — — — 1.00 —% 34,050 0.07% —% 0.49% 0.00%
12/31/2020 1.00 — — — — — — 1.00 0.24% 34,976 0.30% 0.23% 0.49% 0.00%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.78% 30,997 0.49% 1.77% 0.49% 0.00%
Class V Shares
6/30/2024 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 2.51% 1,096,791 0.39% 4.99% 0.42% 22.08%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.80% 1,067,409 0.39% 4.76% 0.42% 0.00%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.33% 673,122 0.33% 1.30% 0.43% 0.00%
12/31/2021 1.00 — — — — — — 1.00 —% 678,941 0.07% —% 0.44% 0.00%
12/31/2020 1.00 — — — — — — 1.00 0.26% 664,192 0.28% 0.26% 0.44% 0.00%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.83% 619,588 0.44% 1.81% 0.44% 0.00%
Class Y Shares
6/30/2024 (Unaudited) 1.00 0.03 — 0.03 (0.03) — (0.03) 1.00 2.56% 449,784 0.29% 5.09% 0.32% 22.08%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.90% 369,382 0.29% 4.80% 0.32% 0.00%
12/31/2022 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.40% 406,432 0.27% 1.61% 0.33% 0.00%
12/31/2021 1.00 — — — — — — 1.00 —% 201,539 0.07% —% 0.34% 0.00%
12/31/2020 1.00 — — — — — — 1.00 0.29% 134,722 0.24% 0.15% 0.34% 0.00%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.94% 45,731 0.34% 1.72% 0.34% 0.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fixed Income Funds - June 30, 2024 (Unaudited) - Financial Highlights - 111
The accompanying notes are an integral part of these financial statements.
T
NVIT Loomis Short Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 9.65 $ 0.23 $ (0.03) $ 0.20 $ — $ — $ — $ — $ 9.85 2.07% $ 261,860 0.54% 4.81% 0.55% 141.70%
12/31/2023 9.47 0.39 0.17 0.56 (0.38) — — (0.38) 9.65 5.95% 156,138 0.54% 4.03% 0.55% 209.72%
12/31/2022 10.26 0.20 (0.75) (0.55) (0.17) — (0.07) (0.24) 9.47 (5.39)% 148,307 0.56% 1.99% 0.56% 80.96%
12/31/2021 10.43 0.10 (0.14) (0.04) (0.13) — — (0.13) 10.26 (0.35)%(g) 192,608 0.54% 0.99% 0.54% 140.94%
12/31/2020 10.31 0.15 0.17 0.32 (0.20) — — (0.20) 10.43 3.10%(g) 60,056 0.54% 1.48% 0.54% 72.41%
12/31/2019 10.13 0.24 0.20 0.44 (0.26) — — (0.26) 10.31 4.33% 129,712 0.54% 2.29% 0.54% 50.59%
Class II Shares
6/30/2024 (Unaudited) 9.61 0.22 (0.03) 0.19 — — — — 9.80 1.98% 177,331 0.79% 4.56% 0.80% 141.70%
12/31/2023 9.43 0.36 0.17 0.53 (0.35) — — (0.35) 9.61 5.69% 183,618 0.79% 3.75% 0.80% 209.72%
12/31/2022 10.22 0.17 (0.75) (0.58) (0.15) — (0.06) (0.21) 9.43 (5.67)% 196,691 0.81% 1.77% 0.81% 80.96%
12/31/2021 10.39 0.08 (0.14) (0.06) (0.11) — — (0.11) 10.22 (0.59)% 202,459 0.79% 0.74% 0.79% 140.94%
12/31/2020 10.27 0.13 0.16 0.29 (0.17) — — (0.17) 10.39 2.83% 188,135 0.79% 1.26% 0.79% 72.41%
12/31/2019 10.09 0.21 0.20 0.41 (0.23) — — (0.23) 10.27 4.09% 172,947 0.79% 2.02% 0.79% 50.59%
Class Y Shares
6/30/2024 (Unaudited) 9.65 0.24 (0.03) 0.21 — — — — 9.86 2.18% 787,819 0.39% 4.96% 0.40% 141.70%
12/31/2023 9.47 0.40 0.17 0.57 (0.39) — — (0.39) 9.65 6.11% 807,722 0.39% 4.17% 0.40% 209.72%
12/31/2022 10.27 0.21 (0.76) (0.55) (0.17) — (0.08) (0.25) 9.47 (5.32)% 831,360 0.40% 2.10% 0.40% 80.96%
12/31/2021 10.44 0.12 (0.14) (0.02) (0.15) — — (0.15) 10.27 (0.19)% 1,338,774 0.39% 1.14% 0.39% 140.94%
12/31/2020 10.31 0.17 0.17 0.34 (0.21) — — (0.21) 10.44 3.32% 1,487,905 0.39% 1.67% 0.39% 72.41%
12/31/2019 10.13 0.25 0.20 0.45 (0.27) — — (0.27) 10.31 4.48% 1,513,639 0.39% 2.43% 0.39% 50.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

112 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Amundi Multi Sector Bond Fund ("Multi Sector Bond")
NVIT BNY Mellon Core Plus Bond Fund ("Core Plus Bond")
NVIT Core Bond Fund ("Core Bond")
NVIT DoubleLine Total Return Tactical Fund ("Total Return Tactical")
NVIT Federated High Income Bond Fund ("High Income Bond")
NVIT Government Bond Fund ("Government Bond")
NVIT Government Money Market Fund ("Government Money Market")
NVIT Loomis Short Term Bond Fund ("Short Term Bond")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of High Income Bond.
Shares of Core Plus Bond and Total Return Tactical are held by separate accounts established by NLIC and NLAIC, other affiliated insurance companies, and other series of the Trust that operate as fund-of-funds, such as the NVIT Blueprint Funds. Shares of
Core Bond are held by separate accounts established by NLIC and NLAIC and series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds. Shares of Multi Sector Bond , Government Bond, and Government Money Market are held by separate accounts established by NLIC and NLAIC and other affiliated insurance companies. Shares of Short Term Bond are held by separate accounts established by NLIC and NLAIC and series of the Trust that operate as a fund-of-funds, such as the NVIT
Blueprint Funds and NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class P, Class V, and Class Y shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

Fixed Income Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 113
Each Fund, except Total Return Tactical, is a diversified fund as defined in the 1940 Act. Total Return Tactical is a non-diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

114 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2024. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Multi Sector Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 20,318,522 $ – $ 20,318,522
Collateralized Mortgage Obligations – 34,605,114 – 34,605,114
Commercial Mortgage-Backed Securities – 21,054,025 – 21,054,025
Common Stocks – – 1,229,151 1,229,151
Corporate Bonds
Aerospace & Defense – 814,851 – 814,851

Fixed Income Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 115
Level 1 Level 2 Level 3 Total
Assets:
Automobile Components $ – $ 886,744 $ – $ 886,744
Automobiles – 2,480,593 – 2,480,593
Banks – 32,839,053 – 32,839,053
Beverages – 867,371 – 867,371
Building Products – 534,878 – 534,878
Capital Markets – 8,783,811 – 8,783,811
Chemicals – 1,183,911 – 1,183,911
Commercial Services & Supplies – 1,782,751 – 1,782,751
Consumer Finance – 9,156,698 – 9,156,698
Containers & Packaging – 919,810 – 919,810
Distributors – 903,212 – 903,212
Diversified Consumer Services – 635,794 – 635,794
Diversified REITs – 876,946 – 876,946
Diversified Telecommunication Services – 3,104,545 – 3,104,545
Electric Utilities – 4,684,786 – 4,684,786
Electrical Equipment – 1,056,890 – 1,056,890
Energy Equipment & Services – 1,640,962 – 1,640,962
Financial Services – 16,246,190 – 16,246,190
Food Products – 3,323,671 – 3,323,671
Gas Utilities – 2,019,584 – 2,019,584
Ground Transportation – 2,570,415 – 2,570,415
Health Care Providers & Services – 3,410,429 – 3,410,429
Health Care REITs – 1,661,620 – 1,661,620
Hotels, Restaurants & Leisure – 9,092,188 – 9,092,188
Insurance – 16,981,079 – 16,981,079
IT Services – 310,658 – 310,658
Media – 2,897,617 – 2,897,617
Metals & Mining – 2,115,464 – 2,115,464
Multi-Utilities – 1,547,629 – 1,547,629
Office REITs – 2,613,508 – 2,613,508
Oil, Gas & Consumable Fuels – 12,615,398 – 12,615,398
Passenger Airlines – 3,953,285 – 3,953,285
Pharmaceuticals – 1,381,876 – 1,381,876
Real Estate Management & Development – 1,232,732 – 1,232,732
Residential REITs – 2,269,862 – 2,269,862
Semiconductors & Semiconductor
Equipment – 1,580,536 – 1,580,536
Tobacco – 342,947 – 342,947
Total Corporate Bonds $ – $ 161,320,294 $ – $ 161,320,294
Credit Default Swaps† – 5,559 – 5,559
Foreign Government Securities – 3,545,114 – 3,545,114
Forward Foreign Currency Contracts – 7,847 – 7,847
Futures Contracts# 76,283 – – 76,283
Loan Participations – 4,369,275 – 4,369,275
Mortgage-Backed Security – 26,072,109 – 26,072,109
Repurchase Agreements – 33,484,895 – 33,484,895
Short-Term Investment – 3,499,488 – 3,499,488
Supranational – 745,950 – 745,950
Warrants 12,167 – – 12,167
Total Assets $ 88,450 $ 309,028,192 $ 1,229,151 $ 310,345,793
Liabilities:
Credit Default Swaps† $ – $ (730) $ – $ (730)
Futures Contracts# (652,452) – – (652,452)
Total Liabilities $ (652,452) $ (730) $ – $ (653,182)
Total $ (564,002) $ 309,027,462 $ 1,229,151 $ 309,692,611

116 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 150,459,551 $ – $ 150,459,551
Collateralized Mortgage Obligations – 42,849,940 – 42,849,940
Commercial Mortgage-Backed Securities – 14,027,920 – 14,027,920
Corporate Bonds – 805,117,963 – 805,117,963
Foreign Government Securities – 54,795,028 – 54,795,028
Forward Foreign Currency Contracts – 903,432 – 903,432
Futures Contracts# 5,401,821 – – 5,401,821
Inflation-linked Swaps – 681,504 – 681,504
Mortgage-Backed Securities – 564,274,234 – 564,274,234
Municipal Bonds – 6,338,320 – 6,338,320
Repurchase Agreements – 102,196,281 – 102,196,281
U.S. Treasury Obligations – 123,497,051 – 123,497,051
Total Assets $ 5,401,821 $ 1,865,141,224 $ – $ 1,870,543,045
Liabilities:
Forward Foreign Currency Contracts $ – $ (47,160) $ – $ (47,160)
Futures Contracts# (1,258,717) – – (1,258,717)
Inflation-linked Swaps – (154,789) – (154,789)
Total Liabilities $ (1,258,717) $ (201,949) $ – $ (1,460,666)
Total $ 4,143,104 $ 1,864,939,275 $ – $ 1,869,082,379
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 150,081,197 $ – $ 150,081,197
Collateralized Mortgage Obligations – 22,538,473 – 22,538,473
Commercial Mortgage-Backed Securities – 19,250,588 – 19,250,588
Corporate Bonds – 594,043,522 – 594,043,522
Futures Contracts# 1,983,977 – – 1,983,977
Mortgage-Backed Securities – 450,610,398 – 450,610,398
Municipal Bonds – 14,176,319 – 14,176,319
Repurchase Agreements – 48,568,805 – 48,568,805
U.S. Government Agency Securities – 26,531,392 – 26,531,392
U.S. Treasury Obligations – 430,182,494 – 430,182,494
Total Assets $ 1,983,977 $ 1,755,983,188 $ – $ 1,757,967,165
Liabilities:
Futures Contracts# $ (327,609) $ – $ – $ (327,609)
Total Liabilities $ (327,609) $ – $ – $ (327,609)
Total $ 1,656,368 $ 1,755,983,188 $ – $ 1,757,639,556
Total Return Tactical
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 31,201,954 $ – $ 31,201,954
Collateralized Mortgage Obligations – 36,842,540 – 36,842,540
Commercial Mortgage-Backed Securities – 11,005,017 – 11,005,017
Corporate Bonds – 23,923,668 – 23,923,668
Foreign Government Securities – 332,784 – 332,784
Futures Contracts# 1,669,897 – – 1,669,897
Investment Company 3,724,278 – – 3,724,278
Mortgage-Backed Securities – 36,903,345 – 36,903,345
U.S. Treasury Obligations – 42,669,852 – 42,669,852
Total Assets $ 5,394,175 $ 182,879,160 $ – $ 188,273,335

Fixed Income Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 117
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (764,248) $ – $ – $ (764,248)
Total Liabilities $ (764,248) $ – $ – $ (764,248)
Total $ 4,629,927 $ 182,879,160 $ – $ 187,509,087
High Income Bond
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds
Aerospace / Defense $ – $ 1,582,528 $ – $ 1,582,528
Airlines – 165,185 – 165,185
Automotive – 6,088,691 – 6,088,691
Banking – 74,527 – 74,527
Building Materials – 3,767,851 – 3,767,851
Cable & Satellite – 561,000 – 561,000
Cable Satellite – 5,439,089 – 5,439,089
Chemicals – 2,941,286 – 2,941,286
Construction Machinery – 415,555 – 415,555
Consumer Cyclical Services – 3,816,561 – 3,816,561
Consumer Products – 1,728,051 – 1,728,051
Diversified Manufacturing – 1,368,202 – 1,368,202
Finance Companies – 2,214,821 – 2,214,821
Food & Beverage – 1,791,563 – 1,791,563
Gaming – 4,857,907 – 4,857,907
Health Insurance – 399,961 – 399,961
Healthcare – 4,379,133 – 4,379,133
Independent Energy – 3,663,211 – 3,663,211
Industrial - Other – 1,616,079 – 1,616,079
Insurance - P&C – 7,957,902 – 7,957,902
Leisure – 1,508,155 – 1,508,155
Lodging – 415,710 – 415,710
Media Entertainment – 2,821,514 – 2,821,514
Metals & Mining – 617,659 – 617,659
Midstream – 5,623,043 – 5,623,043
Oil Field Services – 1,923,713 – 1,923,713
Packaging – 4,673,117 – 4,673,117
Paper – 319,564 – 319,564
Pharmaceuticals – 1,322,298 – 1,322,298
Restaurants – 1,477,249 – 1,477,249
Retailers – 1,695,768 – 1,695,768
Supermarkets – 511,523 – 511,523
Technology – 10,647,900 – 10,647,900
Transportation Services – 453,417 – 453,417
Utility - Electric – 2,715,381 – 2,715,381
Total $ – $ 91,555,114 $ – $ 91,555,114
Government Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 19,301,535 $ – $ 19,301,535
Collateralized Mortgage Obligations – 23,898,679 – 23,898,679
Commercial Mortgage-Backed Securities – 9,594,877 – 9,594,877
Corporate Bonds – 15,347,558 – 15,347,558
Futures Contracts# 232,876 – – 232,876
Mortgage-Backed Securities – 150,748,201 – 150,748,201
Short-Term Investment – 11,599,002 – 11,599,002

118 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
Level 1 Level 2 Level 3 Total
Assets:
U.S. Government Agency Securities $ – $ 38,497,780 $ – $ 38,497,780
U.S. Treasury Obligations – 39,924,529 – 39,924,529
Total $ 232,876 $ 308,912,161 $ – $ 309,145,037
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 1,282,000,000 $ – $ 1,282,000,000
U.S. Government Agency Securities – 646,227,222 – 646,227,222
U.S. Treasury Obligations – 1,139,124,648 – 1,139,124,648
Total $ – $ 3,067,351,870 $ – $ 3,067,351,870
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 369,589,547 $ – $ 369,589,547
Collateralized Mortgage Obligations   – 282,929 – 282,929
Commercial Mortgage-Backed Securities – 21,026,452 – 21,026,452
Corporate Bonds – 574,029,392 – 574,029,392
Futures Contracts# 173,428 – – 173,428
Mortgage-Backed Securities – 19,278,002 – 19,278,002
Repurchase Agreements – 61,029,701 – 61,029,701
Short-Term Investments – 63,259,475 – 63,259,475
U.S. Treasury Obligations – 168,028,656 – 168,028,656
Total Assets $ 173,428 $ 1,276,524,154 $ – $ 1,276,697,582
Liabilities:
Futures Contracts# $ (646,724) $ – $ – $ (646,724)
Total Liabilities $ (646,724) $ – $ – $ (646,724)
Total $ (473,296) $ 1,276,524,154 $ – $ 1,276,050,858
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of June 30, 2024, Multi Sector Bond held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
As of June 30, 2024, High Income Bond held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
As of June 30, 2024, Short Term Bond held one collateralized mortgage obligation investment that was categorized as a Level 3 investment which was valued at $0.

Fixed Income Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 119
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent
Multi Sector Bond
Common
Stocks Total
Balance as of 12/31/2023 $ 566,719 $ 566,719
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 662,432 662,432
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 6/30/2024 $ 1,229,151 $ 1,229,151
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2024 ** $ 662,432 $ 662,432
Short Term Bond
Collateralized
Mortgage
Obligation Total
Balance as of 12/31/2023 $ — $ —
Accrued Accretion/(Amortization) (1) (1)
Realized Gains (Losses) (54) (54)
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 55 55
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 6/30/2024 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2024 ** $ 55 $ 55
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

120 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.

Fixed Income Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 121
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of June 30, 2024 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(f) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.

122 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.

Fixed Income Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 123
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2024:
t
Multi Sector Bond
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ 5,559
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 7,847
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 76,283
Total $ 89,689

124 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
Liabilities:
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (730)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (652,452)
Total $ (653,182)
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts $ 681,504
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 903,432
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 5,401,821
Total $ 6,986,757
Liabilities:
Swap Contracts†
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts $ (154,789)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (47,160)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (1,258,717)
Total $ (1,460,666)
Core Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 1,983,977
Total $ 1,983,977
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (327,609)
Total $ (327,609)
Total Return Tactical
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 1,669,897
Total $ 1,669,897
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (764,248)
Total $ (764,248)

Fixed Income Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 125
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2024:
Government Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 232,876
Total $ 232,876
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 173,428
Total $ 173,428
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (646,724)
Total $ (646,724)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Multi Sector Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (6,436,993)
Forward Foreign Currency Contracts
Currency risk 85,068
Futures Contracts
Interest rate risk 1,675,269
Total $ (4,676,656)
Core Plus Bond
Realized Gains (Losses): Total
Swap Contracts
Interest rate risk $ 108,942
Forward Foreign Currency Contracts
Currency risk (87,188)
Futures Contracts
Interest rate risk (4,346,347)
Total $ (4,324,593)
Core Bond
Realized Gains (Losses): Total
Purchased Options§
Interest rate risk $ (347,200)
Written Options
Interest rate risk 246,670
Swap Contracts
Credit risk (620,369)
Futures Contracts
Interest rate risk (7,538,854)
Total $ (8,259,753)

126 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2024:
Total Return Tactical
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (149,856)
Total $ (149,856)
Government Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (406,563)
Total $ (406,563)
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 1,895,742
Total $ 1,895,742
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Multi Sector Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 4,258,244
Forward Foreign Currency Contracts
Currency risk 36,761
Futures Contracts
Interest rate risk 1,847,640
Total $ 6,142,645
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Interest rate risk $ 526,715
Forward Foreign Currency Contracts
Currency risk 856,272
Futures Contracts
Interest rate risk (201,718)
Total $ 1,181,269
Core Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 446,122
Futures Contracts
Interest rate risk (2,230,588)
Total $ (1,784,466)
Total Return Tactical
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 905,649
Total $ 905,649

Fixed Income Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 127
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2024:
Government Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (151,019)
Total $ (151,019)
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 1,352,497
Total $ 1,352,497
Multi Sector Bond
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 77,000,000
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 111,994
Average Settlement Value Sold $ 3,514,055
Futures Contracts:
Average Notional Balance Long $ 21,862,642
Average Notional Balance Short $ 90,518,417
Core Plus Bond
Centrally Cleared Inflation Linked Swaps:
Average Notional Balance—Pays Float Rate $ 17,042,972
Average Notional Balance—Receives Float Rate $ 5,894,286
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 486,105
Average Settlement Value Sold $ 22,454,047
Futures Contracts:
Average Notional Balance Long $ 509,405,927
Average Notional Balance Short $ 158,513,249
Core Bond
Options:
Average Value Purchased $ 53,839
Average Value Written $ 15,703
Average Number of Purchased Option Contracts 48
Average Number of Written Option Contracts 48
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 21,142,857
Futures Contracts:
Average Notional Balance Long $ 440,421,061
Average Notional Balance Short $ 51,318,766
Total Return Tactical
Futures Contracts:
Average Notional Balance Long $ 56,210,832
Average Notional Balance Short $ 15,350,000
Government Bond
Futures Contracts:
Average Notional Balance Long $ 25,624,335

128 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of June 30, 2024, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2024:
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 15,336,520
Average Notional Balance Short $ 83,268,366
Multi Sector Bond
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
HSBC Bank PLC
Forward Foreign
Currency Contracts $ 7,847 $ — $ — $ 7,847
Total $ 7,847 $ – $ — $ 7,847
Core Plus Bond
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Barclays Bank plc
Forward Foreign
Currency Contracts $ 903,432 $ (47,160) $ — $ 856,272
Total $ 903,432 $ (47,160) $ — $ 856,272

Fixed Income Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 129
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of June 30, 2024, the Funds did not have unfunded loan commitments.
(i) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(j) Securities Lending
During the six months ended June 30, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Barclays Bank plc
Forward Foreign
Currency Contracts $ (47,160) $ 47,160 $ — $ —
Total $ (47,160) $ 47,160 $ — $ —

130 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(k) Joint Repurchase Agreements
During the six months ended June 30, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Multi Sector Bond $ 33,484,895
Core Plus Bond 102,196,281
Core Bond 48,568,805
Short Term Bond 61,029,701

Fixed Income Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 131
As of June 30, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2024, the joint repos on a gross basis were as follows:
Bank of America NA, 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $89,039,383, collateralized by U.S. Government
Agency Securities, 3.50%, maturing 3/1/2042 - 7/1/2046; total market value $90,780,000.
Cantor Fitzgerald & Co., 5.38%, dated 6/28/2024, due 7/1/2024, repurchase price $145,065,008, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 8.50%, maturing 6/1/2026 - 5/20/2074; total market value $147,900,000.
Cantor Fitzgerald & Co., 5.38%, dated 6/28/2024, due 7/1/2024, repurchase price $189,624,761, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 7.21%, maturing 3/26/2027 - 12/20/2073; total market value
$193,330,580.
Citi Global Market, Inc., 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $287,327,086, collateralized by U.S.
Government Treasury Securities, ranging from 1.00% - 2.25%, maturing 3/31/2026 - 7/31/2028; total market value
$292,944,084.
MetLife, Inc., 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $149,061,179, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 11/15/2038 - 11/15/2045; total market value $152,058,224.
Pershing LLC, 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $211,093,719, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 8.79%, maturing 7/9/2024 - 5/20/2074; total market value $215,220,000.
Santander US Capital Markets, 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $95,042,196, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.01% - 7.18%, maturing 8/25/2024 - 8/20/2071; total market value
$96,943,040.
Multi Sector Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
Cantor Fitzgerald &
Co. 10,000,000 – 10,000,000 (10,000,000) –
Cantor Fitzgerald &
Co. 4,484,895 – 4,484,895 (4,484,895) –
Citi Global Market,
Inc. 3,000,000 – 3,000,000 (3,000,000) –
MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Total $ 33,484,895 $ – $ 33,484,895 $ (33,484,895) $ –

132 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
Core Plus Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
Cantor Fitzgerald &
Co. 20,800,000 – 20,800,000 (20,800,000) –
Cantor Fitzgerald &
Co. 16,396,281 – 16,396,281 (16,396,281) –
Citi Global Market,
Inc. 22,000,000 – 22,000,000 (22,000,000) –
MetLife, Inc. 14,000,000 – 14,000,000 (14,000,000) –
Pershing LLC 25,000,000 – 25,000,000 (25,000,000) –
Total $ 102,196,281 $ – $ 102,196,281 $ (102,196,281) $ –
Core Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 5,000,000 – 5,000,000 (5,000,000) –
Cantor Fitzgerald &
Co. 8,073,805 – 8,073,805 (8,073,805) –
Citi Global Market,
Inc. 5,000,000 – 5,000,000 (5,000,000) –
MetLife, Inc. 18,495,000 – 18,495,000 (18,495,000) –
Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Total $ 48,568,805 $ – $ 48,568,805 $ (48,568,805) $ –

Fixed Income Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 133
During the six months ended June 30, 2024, Government Money Market, along with another series of Nationwide Mutual Funds
(“NMF”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-
upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York
Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest.
In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
Short Term Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 9,029,701 – 9,029,701 (9,029,701) –
Citi Global Market,
Inc. 15,000,000 – 15,000,000 (15,000,000) –
MetLife, Inc. 20,000,000 – 20,000,000 (20,000,000) –
Pershing LLC 15,000,000 – 15,000,000 (15,000,000) –
Total $ 61,029,701 $ – $ 61,029,701 $ (61,029,701) $ –
* As of June 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

134 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
As of June 30, 2024, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
As of June 30, 2024, the joint repos on a gross basis were as follows:
Banco Santander SA, 5.31%, dated 5/31/2024, due 6/3/2024, repurchase price $573,253,553, collateralized by U.S.
Government Agency Securities, ranging from 2.00% - 7.00%, maturing 3/1/2028 - 6/1/2054; total market value $584,460,083.
MUFG Securities Ltd., 5.33%, dated 5/31/2024, due 6/3/2024, repurchase price $160,071,067, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.50% - 7.00%, maturing 8/26/2024 - 10/20/2062; total market value
$165,169,566.
MUFG Securities Ltd., 5.32%, dated 5/31/2024, due 6/3/2024, repurchase price $170,075,367, collateralized by U.S.
Government Treasury Securities, ranging from 0.13% - 4.63%, maturing 7/15/2025 - 8/15/2053; total market value
$173,400,012.
Nomura Securities Co. Ltd., 5.33%, dated 5/31/2024, due 6/3/2024, repurchase price $100,044,417, collateralized by U.S.
Government Agency Securities, ranging from 2.00% - 7.00%, maturing 10/1/2030 - 2/15/2058; total market value $102,003,561.
RBC Dominion Securities Inc., 5.32%, dated 5/31/2024, due 6/3/2024, repurchase price $250,110,833, collateralized by
U.S. Government Treasury Securities, ranging from 0.13% - 4.88%, maturing 9/30/2024 - 2/15/2054; total market value
$255,000,102.
RBC Dominion Securities Inc., 5.33%, dated 5/31/2024, due 6/3/2024, repurchase price $100,044,417, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 7.00%, maturing 7/25/2024 - 2/20/2054; total market value
$106,206,189.
Royal Bank of Canada, 5.33%, dated 5/31/2024, due 6/3/2024, repurchase price $165,073,288, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.50%, maturing 7/16/2024 - 11/1/2053; total market value
$168,827,935.
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Banco Santander SA $ 472,000,000 $ – $ 472,000,000 $ (472,000,000) $ –
MUFG Securities Ltd. 115,000,000 – 115,000,000 (115,000,000) –
MUFG Securities Ltd. 160,000,000 – 160,000,000 (160,000,000) –
Nomura Securities
International, Inc. 100,000,000 – 100,000,000 (100,000,000) –
RBC Dominion
Securities, Inc. 75,000,000 – 75,000,000 (75,000,000) –
RBC Dominion
Securities, Inc. 210,000,000 – 210,000,000 (210,000,000) –
Royal Bank of Canada 150,000,000 – 150,000,000 (150,000,000) –
Total $ 1,282,000,000 $ – $ 1,282,000,000 $ (1,282,000,000) $ –
* As of June 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 135
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
(m) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

136 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
As of June 30, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2025.
Fund Subadviser
Multi Sector Bond Amundi Asset Management US, Inc.
Core Plus Bond Insight North America LLC
Core Bond Nationwide Asset Management, LLC ("NWAM")(a)
Total Return Tactical DoubleLine Capital LP
High Income Bond Federated Investment Management Company
Government Bond NWAM(a)
Government Money Market Dreyfus Cash Investment Strategies
Short Term Bond Loomis, Sayles & Company, L.P.
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Multi Sector Bond Up to $200 million 0.575%
$200 million up to $500 million 0.550%
$500 million and more 0.525%
Core Plus Bond Up to $1 billion 0.45%
$1 billion up to $1.5 billion 0.44%
$1.5 billion and more 0.43%
Core Bond Up to $1 billion 0.40%
$1 billion and more 0.38%
Total Return Tactical Up to $500 million 0.58%
$500 million up to $1 billion 0.555%
$1 billion and more 0.53%
High Income Bond Up to $50 million 0.75%
$50 million up to $250 million 0.60%
$250 million up to $500 million 0.55%
$500 million and more 0.50%
Government Bond Up to $250 million 0.50%
$250 million up to $1 billion 0.475%
$1 billion up to $2 billion 0.45%
$2 billion up to $5 billion 0.425%
$5 billion and more 0.40%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Short Term Bond Up to $1 billion 0.35%
$1 billion and up to $1.5 billion 0.34%
$1.5 billion and more 0.33%
Fund
Advisory Fee
Waiver
(annual rate)
Core Plus Bond 0.0111%
Government Bond 0.015
Short Term Bond 0.00837

Fixed Income Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 137
During the six months ended June 30, 2024, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the six months ended June 30, 2024, NFA voluntarily waived investment advisory fees payable by Government Money
Market, for which NFA shall not be entitled to later seek recoupment. The following table provides the voluntary waivers which may be discontinued at anytime at the discretion of NFA.
For the six months ended June 30, 2024, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $1,706,450 during the six months ended June 30, 2024.
DoubleLine has agreed to reimburse Total Return Tactical for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2024, DoubleLine reimbursed the Fund $9,302.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
Fund Amount
Core Plus Bond $ 99,727
Government Bond 24,750
Short Term Bond 49,468
Fund Amount
Government Money Market $ 392,666
Fund
Effective Advisory Fee
Rate Before Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements
Multi Sector Bond 0.57 % N/A       N/A 0.57%
Core Plus Bond 0.44 0.43% 0.43% 0.43
Core Bond 0.39 N/A       N/A 0.39
Total Return Tactical 0.58 N/A       N/A 0.47
High Income Bond 0.68 N/A       N/A 0.59
Government Bond 0.49 0.48 0.48 0.48
Government Money
Market 0.28 N/A 0.25 0.25
Short Term Bond 0.35 0.34 0.34 0.34
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Multi Sector Bond All Classes 0.78%
Core Plus Bond All Classes 0.55
Total Return Tactical All Classes 0.58
High Income Bond All Classes 0.76

138 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until April 30, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2024, NFM earned an aggregate of $1,273,750 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Fund Classes
Amount
(annual rate)
Core Plus Bond Class I
  Class P
0.69%
0.79
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Six Months Ended
June 30, 2024
Amount Total
Multi Sector Bond $ — $ — $ — $ — $ —
Core Plus Bond — — — — —
Core Bond — — — — —
Total Return Tactical 104,188 191,417 188,599 99,172 583,376
High Income Bond 43,667 61,066 65,068 40,110 209,911
Government Bond — — — — —
Government Money Market — — — — —
Short Term Bond — — — — —
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Fixed Income Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 139
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2024, the Funds' aggregate portion of such costs amounted to $17,716.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2025:
During the six months ended June 30, 2024, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund, 0.20% of the average daily net assets of Class IV shares of the Fund, and 0.10% of the average daily net assets of Class V shares of each Fund.
For the six months ended June 30, 2024, the effective rates for administrative services fees were as follows:
Fund
Class II
Shares
Class P
Shares
Multi Sector Bond N/A N/A
Core Plus Bond 0.25% 0.25%
Core Bond 0.25 N/A
Total Return Tactical 0.25 N/A
High Income Bond N/A N/A
Government Bond 0.25 N/A
Government Money Market 0.25 N/A
Short Term Bond 0.25 N/A
N/A — Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
Total Return Tactical 0.10%
Fund Amount
Total Return Tactical $ 17,855
Fund Class I Class II Class IV Class V
Multi Sector Bond 0.15% N/A N/A N/A
Core Plus Bond 0.15 0.15 % N/A N/A
Core Bond 0.15 0.15 N/A N/A
Total Return Tactical N/A 0.25 N/A N/A
High Income Bond 0.15 N/A N/A N/A
Government Bond 0.15 0.15 0.15 % N/A
Government Money Market 0.15 0.15 0.15 0.10%
Short Term Bond 0.15 0.15 N/A N/A
N/A — Not Applicable.

140 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
For the six months ended June 30, 2024, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024. During the six months ended June 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2024, none of the Funds engaged in interfund lending.
Fund Amount
Multi Sector Bond $ 185,272
Core Plus Bond 26,883
Core Bond 85,673
Total Return Tactical 44,638
High Income Bond 72,351
Government Bond 247,513
Government Money Market 1,599,634
Short Term Bond 295,770

Fixed Income Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 141
5. Investment Transactions
For the six months ended June 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended June 30, 2024, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(b) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(c) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Fund Purchases
*
Sales
*
Multi Sector Bond $ 327,110,927 $ 280,710,494
Core Plus Bond 655,502,032 678,426,346
Core Bond 344,473,532 214,270,578
Total Return Tactical 101,127,727 97,044,204
High Income Bond 13,864,957 17,828,705
Government Bond 111,366,966 152,541,285
Short Term Bond 1,660,689,514 1,636,832,067
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Core Plus Bond $ 211,596,862 $ 305,883,176
Core Bond 7,131,221 32,553,192
Total Return Tactical 76,152,880 72,400,769
Government Bond 45,572,129 72,755,557
Short Term Bond 693,425,526 862,785,927

142 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
(d) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

Fixed Income Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 143
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
(f) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(g) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(h) Risks from Underlying Funds
The Underlying Funds in which certain Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of a Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in a Fund. Information about Underlying Fund risks may be found in such Underlying Fund’s annual or semiannual report to shareholders.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and

144 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Fixed Income Funds
how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September
30, 2024, for certain legacy contracts. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
On July 12, 2023, the SEC adopted amendments to Rule 2a-7 under the 1940 Act. Rule 2a-7 governs the operations of registered mutual funds that operate as money market funds. The amendments will increase minimum liquidity requirements for money market funds to provide a more substantial liquidity buffer in the event of rapid redemptions. The amendments will also remove provisions in the current rule that permit a money market fund to suspend redemptions temporarily through a gate and allow money market funds to impose liquidity fees if their weekly liquid assets fall below a certain threshold.
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Federal Tax Information
As of June 30, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
10. Subsequent Events
The Trusts’ credit agreement has been renewed through July 2, 2025. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2024 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Multi Sector Bond $ 310,681,569 $ 5,886,677 $ (11,827,548) $ (5,940,871)
Core Plus Bond 2,010,874,582 13,977,031 (155,828,206) (141,851,175)
Core Bond 1,861,900,181 5,043,023 (109,303,648) (104,260,625)
Total Return Tactical 202,259,167 2,857,060 (17,607,140) (14,750,080)
High Income Bond 97,219,701 724,463 (6,389,050) (5,664,587)
Government Bond 336,502,185 896,743 (28,253,891) (27,357,148)
Government Money Market 3,067,351,870 – – –
Short Term Bond 1,275,933,095 4,169,480 (4,051,717) 117,763

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-CFX (8-24)

Semiannual Report
June 30, 2024 (Unaudited)
Nationwide Variable Insurance Trust
Index Funds
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2024 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 130
Statements of Operations 134
Statements of Changes in Net Assets 136
Financial Highlights 144
Notes to Financial Statements 149

2 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Asset-Backed Securities 0 .5%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust
Series 2013-1, Class A,
4.30%, 8/15/2025 264,161 260,006
Series 2020-1, Class A,
5.88%, 10/15/2027 198,345 198,907
Series 2023-1, Class A,
5.80%, 1/15/2036 103,000 104,561
563,474
Automobiles 0 .2%
Santander Drive Auto
Receivables Trust, Series
2024-1, Class B, 5.23%,
12/15/2028 210,000 208,844
Toyota Auto Receivables
Owner Trust, Series 2023-A,
Class A3, 4.63%, 9/15/2027 4,384,000 4,345,875
4,554,719
Credit Card 0 .2%
American Express Credit
Account Master Trust
Series 2022-2, Class A,
3.39%, 5/15/2027 1,500,000 1,473,229
Series 2023-4, Class A,
5.15%, 9/15/2030 500,000 505,905
Capital One Multi-Asset
Execution Trust, Series
2022-A3, Class A, 4.95%,
10/15/2027 1,500,000 1,492,475
3,471,609
Other 0 .1%
Evergy Metro, Inc., 3.65%,
8/15/2025 500,000 489,994
Verizon Master Trust, Series
2023-1, Class A, 4.49%,
1/22/2029 1,000,000 987,124
1,477,118
Total Asset-Backed Securities
(cost $10,114,669)
10,066,920
Commercial Mortgage-Backed Securities 1 .7%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,306,888
Benchmark Mortgage Trust
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 952,088
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 2,736,215
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,221,215
Citigroup Commercial
Mortgage Trust
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 559,234
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,409,990
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 2,574,506
CSAIL Commercial Mortgage
Trust, Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,194,757
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,375,403
Series K517, Class A2,
5.36%, 1/25/2029(a) 1,910,000 1,945,237
Series K100, Class A2,
2.67%, 9/25/2029 3,500,000 3,167,686
Series K115, Class A2,
1.38%, 6/25/2030 960,000 793,453
Series K120, Class A2,
1.50%, 10/25/2030 2,000,000 1,648,304
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,652,803
Series K-155, Class A2,
4.25%, 4/25/2033 1,000,000 960,160
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,297,702
FNMA ACES REMICS, Series
2018-M14, Class A2,
3.70%, 8/25/2028(a) 1,325,309 1,265,180
GS Mortgage Securities Trust,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,463,714
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 976,203
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4,
3.42%, 6/15/2052 1,180,000 1,080,584
Series 2021-L7, Class A5,
2.57%, 10/15/2054 3,000,000 2,494,414
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,469,409
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,414,990
Total Commercial Mortgage-Backed
Securities
(cost $40,731,375) 36,960,135
Corporate Bonds 24 .8%
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
2.20%, 2/4/2026 550,000 516,931
2.25%, 6/15/2026 500,000 465,544
5.04%, 5/1/2027(b) 500,000 488,983
6.26%, 5/1/2027(b)(c) 100,000 100,676
3.20%, 3/1/2029(b) 150,000 133,083

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Boeing Co. (The),
6.30%, 5/1/2029(b)(c) 80,000 81,125
2.95%, 2/1/2030 85,000 72,771
5.15%, 5/1/2030 400,000 384,114
6.39%, 5/1/2031(c) 80,000 81,445
6.53%, 5/1/2034(b)(c) 200,000 204,780
3.25%, 2/1/2035(b) 100,000 76,363
5.71%, 5/1/2040 350,000 322,688
3.75%, 2/1/2050 200,000 130,872
5.81%, 5/1/2050 500,000 450,600
6.86%, 5/1/2054(c) 120,000 123,141
5.93%, 5/1/2060 360,000 321,858
7.01%, 5/1/2064(b)(c) 25,000 25,597
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035(b) 200,000 184,550
General Dynamics Corp. ,
1.15%, 6/1/2026 45,000 41,831
2.63%, 11/15/2027 300,000 278,844
3.63%, 4/1/2030(b) 200,000 187,485
2.25%, 6/1/2031(b) 30,000 25,349
2.85%, 6/1/2041(b) 50,000 35,978
4.25%, 4/1/2050 200,000 168,458
General Electric Co. ,
Series A, 6.75%,
3/15/2032(b) 300,000 328,543
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027(b) 200,000 188,435
L3Harris Technologies, Inc. ,
5.40%, 1/15/2027(b) 100,000 100,404
5.05%, 6/1/2029(b) 50,000 49,649
2.90%, 12/15/2029(b) 100,000 89,189
1.80%, 1/15/2031(b) 185,000 149,674
5.25%, 6/1/2031 45,000 44,850
5.40%, 7/31/2033 95,000 94,700
5.35%, 6/1/2034 35,000 34,750
4.85%, 4/27/2035 90,000 85,435
Lockheed Martin Corp. ,
3.55%, 1/15/2026(b) 126,000 122,946
4.50%, 2/15/2029(b) 45,000 44,312
3.90%, 6/15/2032 50,000 46,635
5.25%, 1/15/2033(b) 25,000 25,413
4.80%, 8/15/2034 50,000 48,827
3.60%, 3/1/2035(b) 110,000 96,463
4.07%, 12/15/2042 393,000 330,479
4.70%, 5/15/2046 250,000 224,938
4.09%, 9/15/2052 300,000 240,240
4.15%, 6/15/2053(b) 100,000 80,678
5.70%, 11/15/2054(b) 25,000 25,710
4.30%, 6/15/2062 100,000 80,743
5.90%, 11/15/2063(b) 130,000 136,377
Northrop Grumman Corp. ,
3.25%, 1/15/2028(b) 400,000 376,712
4.60%, 2/1/2029(b) 50,000 49,090
4.70%, 3/15/2033(b) 100,000 96,475
4.90%, 6/1/2034(b) 50,000 48,622
4.75%, 6/1/2043 250,000 223,802
4.03%, 10/15/2047 400,000 316,092
4.95%, 3/15/2053(b) 75,000 67,460
5.20%, 6/1/2054(b) 100,000 93,631
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
RTX Corp. ,
3.95%, 8/16/2025 200,000 196,570
5.00%, 2/27/2026(b) 75,000 74,635
5.75%, 11/8/2026 75,000 75,801
4.13%, 11/16/2028(b) 250,000 240,650
5.75%, 1/15/2029 75,000 77,007
6.00%, 3/15/2031(b) 175,000 182,289
1.90%, 9/1/2031 50,000 40,121
2.38%, 3/15/2032 185,000 151,632
5.15%, 2/27/2033 125,000 123,702
6.10%, 3/15/2034 110,000 115,787
4.70%, 12/15/2041 50,000 44,251
4.50%, 6/1/2042 700,000 606,278
3.75%, 11/1/2046(b) 100,000 74,824
4.63%, 11/16/2048 400,000 343,313
3.03%, 3/15/2052 195,000 124,328
5.38%, 2/27/2053(b) 95,000 90,213
6.40%, 3/15/2054(b) 50,000 54,516
11,460,257
Air Freight & Logistics 0 .1%
FedEx Corp. ,
3.10%, 8/5/2029(b) 100,000 91,484
3.90%, 2/1/2035(b) 380,000 338,196
4.55%, 4/1/2046 500,000 416,606
5.25%, 5/15/2050 200,000 186,043
GXO Logistics, Inc. ,
6.25%, 5/6/2029 25,000 25,430
6.50%, 5/6/2034 25,000 25,370
United Parcel Service, Inc. ,
3.05%, 11/15/2027(b) 100,000 94,273
4.88%, 3/3/2033(b) 60,000 59,078
5.15%, 5/22/2034 75,000 74,792
6.20%, 1/15/2038 295,000 319,401
3.40%, 9/1/2049 320,000 230,530
5.30%, 4/1/2050(b) 150,000 146,028
5.05%, 3/3/2053(b) 60,000 56,058
5.50%, 5/22/2054 75,000 74,373
5.60%, 5/22/2064 75,000 74,367
2,212,029
Automobile Components 0 .0%
†
Aptiv plc ,
3.25%, 3/1/2032(b) 110,000 95,373
5.40%, 3/15/2049 50,000 44,742
3.10%, 12/1/2051(b) 50,000 30,533
4.15%, 5/1/2052(b) 100,000 74,451
BorgWarner, Inc. ,
2.65%, 7/1/2027(b) 55,000 51,025
Lear Corp. ,
2.60%, 1/15/2032 50,000 40,947
5.25%, 5/15/2049 150,000 132,603
Magna International, Inc. ,
5.05%, 3/14/2029 25,000 24,985
5.50%, 3/21/2033(b) 20,000 20,338
514,997
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032 100,000 82,643
6.10%, 8/19/2032(b) 100,000 99,857
4.75%, 1/15/2043(b) 200,000 161,730

4 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Ford Motor Co.,
5.29%, 12/8/2046 300,000 262,473
General Motors Co. ,
6.13%, 10/1/2025(b) 400,000 402,082
4.20%, 10/1/2027 250,000 240,953
6.80%, 10/1/2027(b) 100,000 103,809
5.40%, 10/15/2029 60,000 59,693
5.60%, 10/15/2032(b) 90,000 90,020
5.15%, 4/1/2038 250,000 229,975
6.25%, 10/2/2043 300,000 298,748
5.20%, 4/1/2045 250,000 219,411
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032(b) 100,000 87,737
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 250,000 297,350
Toyota Motor Corp. ,
5.12%, 7/13/2028 25,000 25,183
5.12%, 7/13/2033 25,000 26,053
2,687,717
Banks 4 .6%
Australia & New Zealand
Banking Group Ltd. ,
5.00%, 3/18/2026(b) 250,000 249,321
Banco Bilbao Vizcaya
Argentaria SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
6.03%, 3/13/2035(d) 200,000 199,451
Banco Santander SA ,
5.18%, 11/19/2025 200,000 198,069
5.29%, 8/18/2027(b) 400,000 397,352
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.72%, 9/14/2027(d) 200,000 183,404
3.80%, 2/23/2028(b) 600,000 565,011
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.18%, 3/24/2028(d) 200,000 192,769
5.59%, 8/8/2028 200,000 201,850
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.23%, 11/22/2032(b)(d) 200,000 166,653
6.92%, 8/8/2033(b) 200,000 208,796
6.94%, 11/7/2033(b) 200,000 218,451
Bank of America Corp. ,
3.88%, 8/1/2025(b) 250,000 246,174
4.45%, 3/3/2026(b) 125,000 122,923
3.50%, 4/19/2026(b) 290,000 281,072
(SOFR + 1.75%), 4.83%,
7/22/2026(b)(d) 235,000 232,734
4.25%, 10/22/2026 435,000 424,203
(SOFR + 1.01%), 1.20%,
10/24/2026(d) 200,000 188,671
(SOFR + 1.29%), 5.08%,
1/20/2027(b)(d) 220,000 218,680
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(CME Term SOFR 3
Month + 1.32%), 3.56%,
4/23/2027(d) 100,000 96,697
(SOFR + 0.96%), 1.73%,
7/22/2027(d) 850,000 787,887
(SOFR + 1.34%), 5.93%,
9/15/2027(b)(d) 125,000 126,345
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(d) 500,000 481,918
(SOFR + 1.05%), 2.55%,
2/4/2028(d) 280,000 261,335
(SOFR + 1.58%), 4.38%,
4/27/2028(b)(d) 260,000 253,770
(SOFR + 2.04%), 4.95%,
7/22/2028(b)(d) 250,000 247,991
(SOFR + 1.99%), 6.20%,
11/10/2028(b)(d) 70,000 72,088
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(d) 600,000 564,194
(SOFR + 1.63%), 5.20%,
4/25/2029(b)(d) 215,000 214,659
(SOFR + 1.06%), 2.09%,
6/14/2029(d) 100,000 88,714
(CME Term SOFR 3
Month + 1.57%), 4.27%,
7/23/2029(d) 600,000 578,108
(SOFR + 1.57%), 5.82%,
9/15/2029(b)(d) 125,000 127,617
(CME Term SOFR 3
Month + 1.45%), 2.88%,
10/22/2030(b)(d) 200,000 177,997
(CME Term SOFR 3
Month + 1.25%), 2.50%,
2/13/2031(d) 200,000 172,870
(SOFR + 2.15%), 2.59%,
4/29/2031(d) 600,000 518,769
(SOFR + 1.37%), 1.92%,
10/24/2031(b)(d) 400,000 327,244
(SOFR + 1.32%), 2.69%,
4/22/2032(b)(d) 630,000 532,426
(SOFR + 1.22%), 2.30%,
7/21/2032(b)(d) 100,000 81,863
(SOFR + 1.21%), 2.57%,
10/20/2032(d) 280,000 232,079
(SOFR + 1.33%), 2.97%,
2/4/2033(d) 350,000 296,196
(SOFR + 1.83%), 4.57%,
4/27/2033(d) 290,000 273,488
(SOFR + 2.16%), 5.02%,
7/22/2033(b)(d) 665,000 649,985
(SOFR + 1.91%), 5.29%,
4/25/2034(b)(d) 680,000 672,863
(SOFR + 1.84%), 5.87%,
9/15/2034(d) 125,000 128,587
(SOFR + 1.65%), 5.47%,
1/23/2035(b)(d) 360,000 359,636

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(b)(d) 300,000 239,120
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(d) 350,000 309,190
7.75%, 5/14/2038 200,000 237,827
(CME Term SOFR 3
Month + 1.58%), 4.08%,
4/23/2040(d) 100,000 84,973
(SOFR + 1.93%), 2.68%,
6/19/2041(d) 300,000 209,606
5.88%, 2/7/2042(b) 250,000 259,945
(SOFR + 1.58%), 3.31%,
4/22/2042(d) 300,000 225,745
5.00%, 1/21/2044(b) 50,000 47,038
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(b)(d) 300,000 255,787
(CME Term SOFR 3
Month + 1.78%), 4.33%,
3/15/2050(d) 300,000 250,438
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(b)(d) 600,000 479,187
(SOFR + 1.88%), 2.83%,
10/24/2051(d) 60,000 37,908
(SOFR + 1.56%), 2.97%,
7/21/2052(b)(d) 50,000 32,603
Bank of America NA ,
5.65%, 8/18/2025 250,000 250,770
5.53%, 8/18/2026(b) 250,000 251,775
Bank of Montreal ,
5.92%, 9/25/2025 50,000 50,227
5.30%, 6/5/2026(b) 40,000 39,965
1.25%, 9/15/2026(b) 300,000 274,793
2.65%, 3/8/2027 100,000 93,747
5.37%, 6/4/2027 75,000 75,314
Series H, 4.70%,
9/14/2027(b) 150,000 148,065
5.20%, 2/1/2028(b) 150,000 150,219
5.72%, 9/25/2028(b) 100,000 102,024
5.51%, 6/4/2031 75,000 75,794
Bank of Nova Scotia (The) ,
4.75%, 2/2/2026 60,000 59,370
1.05%, 3/2/2026(b) 250,000 232,769
1.35%, 6/24/2026(b) 300,000 277,573
1.30%, 9/15/2026 200,000 183,375
5.35%, 12/7/2026(b) 50,000 50,062
1.95%, 2/2/2027(b) 50,000 46,121
5.40%, 6/4/2027(b) 25,000 25,116
5.25%, 6/12/2028(b) 40,000 40,201
5.45%, 8/1/2029 25,000 25,246
4.85%, 2/1/2030 60,000 59,036
2.15%, 8/1/2031(b) 300,000 245,780
2.45%, 2/2/2032(b) 50,000 41,238
5.65%, 2/1/2034(b) 50,000 50,802
Barclays plc ,
5.20%, 5/12/2026(b) 500,000 494,260
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
5.30%, 8/9/2026(d) 200,000 198,675
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.05%),
7.33%, 11/2/2026(d) 200,000 203,488
(SOFR + 2.21%), 5.83%,
5/9/2027(d) 200,000 200,293
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
2.28%, 11/24/2027(d) 400,000 370,562
4.34%, 1/10/2028(b) 200,000 192,505
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(d) 200,000 199,624
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(d) 200,000 210,724
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(b)(d) 400,000 391,520
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(d) 200,000 191,210
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
7.44%, 11/2/2033(b)(d) 200,000 219,947
(SOFR + 2.98%), 6.22%,
5/9/2034(d) 400,000 409,852
5.25%, 8/17/2045(b) 205,000 193,052
4.95%, 1/10/2047 200,000 178,332
Canadian Imperial Bank of
Commerce ,
3.95%, 8/4/2025(b) 60,000 58,979
1.25%, 6/22/2026(b) 200,000 185,072
5.62%, 7/17/2026 25,000 25,129
5.93%, 10/2/2026(b) 50,000 50,640
5.24%, 6/28/2027(b) 50,000 49,921
5.00%, 4/28/2028 60,000 59,566
5.99%, 10/3/2028 50,000 51,380
5.26%, 4/8/2029 75,000 74,855
6.09%, 10/3/2033(b) 50,000 51,811
Citibank NA ,
5.86%, 9/29/2025 250,000 251,265
5.44%, 4/30/2026 250,000 250,869
5.49%, 12/4/2026(b) 250,000 251,350
5.80%, 9/29/2028(b) 250,000 256,839
5.57%, 4/30/2034 250,000 253,977
Citigroup, Inc. ,
4.60%, 3/9/2026 350,000 344,377
3.40%, 5/1/2026(b) 500,000 482,899
(SOFR + 1.55%), 5.61%,
9/29/2026(d) 230,000 229,872
3.20%, 10/21/2026 500,000 476,838

6 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 0.77%), 1.46%,
6/9/2027(b)(d) 285,000 264,146
4.45%, 9/29/2027 500,000 487,367
(CME Term SOFR 3
Month + 1.82%), 3.89%,
1/10/2028(d) 500,000 482,642
(SOFR + 1.28%), 3.07%,
2/24/2028(d) 400,000 377,495
(SOFR + 1.89%), 4.66%,
5/24/2028(d) 70,000 68,885
(SOFR + 1.36%), 5.17%,
2/13/2030(b)(d) 605,000 601,476
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(b)(d) 250,000 236,003
(SOFR + 1.42%), 2.98%,
11/5/2030(d) 200,000 178,133
(SOFR + 1.15%), 2.67%,
1/29/2031(d) 100,000 87,080
(SOFR + 3.91%), 4.41%,
3/31/2031(b)(d) 300,000 285,921
(SOFR + 2.11%), 2.57%,
6/3/2031(d) 300,000 257,497
(SOFR + 1.17%), 2.56%,
5/1/2032(d) 245,000 204,173
6.63%, 6/15/2032 83,000 88,589
(SOFR + 1.35%), 3.06%,
1/25/2033(d) 450,000 382,234
(SOFR + 1.94%), 3.79%,
3/17/2033(d) 90,000 80,193
(SOFR + 2.09%), 4.91%,
5/24/2033(d) 335,000 321,687
(SOFR + 2.34%), 6.27%,
11/17/2033(b)(d) 200,000 209,467
(SOFR + 2.66%), 6.17%,
5/25/2034(b)(d) 445,000 452,561
(SOFR + 2.06%), 5.83%,
2/13/2035(d) 175,000 173,178
(SOFR + 1.45%), 5.45%,
6/11/2035(d) 200,000 198,433
8.13%, 7/15/2039 350,000 437,543
(SOFR + 4.55%), 5.32%,
3/26/2041(b)(d) 300,000 288,943
6.68%, 9/13/2043(b) 150,000 163,518
4.65%, 7/23/2048 200,000 174,474
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030 170,000 144,168
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(d) 40,000 37,088
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 229,302
Cooperatieve Rabobank UA ,
5.25%, 5/24/2041(b) 175,000 172,726
5.25%, 8/4/2045(b) 250,000 237,265
Fifth Third Bancorp ,
(SOFR + 1.36%), 4.06%,
4/25/2028(d) 40,000 38,344
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bancorp,
(United States SOFR
Compounded Index
+ 2.19%), 6.36%,
10/27/2028(b)(d) 60,000 61,308
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(d) 60,000 57,708
(SOFR + 1.84%), 5.63%,
1/29/2032(d) 100,000 99,129
(SOFR + 1.66%), 4.34%,
4/25/2033(b)(d) 40,000 36,440
Fifth Third Bank NA ,
3.95%, 7/28/2025(b) 200,000 196,440
3.85%, 3/15/2026(b) 300,000 291,061
2.25%, 2/1/2027 295,000 272,862
HSBC Holdings plc ,
(SOFR + 3.03%), 7.34%,
11/3/2026(d) 300,000 306,431
(SOFR + 1.57%), 5.89%,
8/14/2027(b)(d) 400,000 402,999
(SOFR + 1.06%), 5.60%,
5/17/2028(b)(d) 200,000 200,782
(SOFR + 2.11%), 4.76%,
6/9/2028(d) 200,000 196,601
(SOFR + 3.35%), 7.39%,
11/3/2028(d) 215,000 227,366
(SOFR + 1.97%), 6.16%,
3/9/2029(b)(d) 400,000 409,164
(SOFR + 1.29%), 2.21%,
8/17/2029(b)(d) 200,000 175,813
(SOFR + 1.46%), 5.55%,
3/4/2030(b)(d) 200,000 200,377
4.95%, 3/31/2030(b) 200,000 196,577
(CME Term SOFR 3
Month + 1.87%), 3.97%,
5/22/2030(b)(d) 200,000 186,955
(SOFR + 1.95%), 2.36%,
8/18/2031(d) 300,000 250,659
(SOFR + 1.52%), 5.73%,
5/17/2032(d) 200,000 200,491
(SOFR + 1.19%), 2.80%,
5/24/2032(b)(d) 220,000 184,094
(SOFR + 2.53%), 4.76%,
3/29/2033(b)(d) 200,000 185,533
(SOFR + 2.87%), 5.40%,
8/11/2033(b)(d) 300,000 296,806
(SOFR + 4.25%), 8.11%,
11/3/2033(d) 300,000 338,896
(SOFR + 2.39%), 6.25%,
3/9/2034(b)(d) 200,000 208,241
(SOFR + 3.02%), 7.40%,
11/13/2034(b)(d) 200,000 216,641
(SOFR + 1.78%), 5.72%,
3/4/2035(d) 200,000 201,096
6.50%, 5/2/2036 200,000 207,465
6.50%, 9/15/2037(b) 200,000 204,827
6.80%, 6/1/2038 200,000 211,450
(SOFR + 2.65%), 6.33%,
3/9/2044(d) 200,000 209,193

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
5.25%, 3/14/2044(b) 250,000 232,067
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(d) 30,000 29,060
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(b)
(d) 100,000 98,447
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(d) 250,000 189,837
Huntington National Bank
(The) ,
(United States SOFR
Compounded Index
+ 1.65%), 4.55%,
5/17/2028(d) 250,000 243,534
ING Groep NV ,
3.95%, 3/29/2027(b) 300,000 289,581
(SOFR + 1.83%), 4.02%,
3/28/2028(b)(d) 400,000 385,719
4.55%, 10/2/2028 200,000 194,769
(SOFR + 1.77%), 5.55%,
3/19/2035(d) 200,000 197,453
JPMorgan Chase & Co. ,
3.30%, 4/1/2026(b) 500,000 484,036
2.95%, 10/1/2026(b) 1,000,000 952,931
(SOFR + 0.80%), 1.05%,
11/19/2026(d) 250,000 234,868
8.00%, 4/29/2027(b) 290,000 311,484
(SOFR + 0.77%), 1.47%,
9/22/2027(b)(d) 200,000 183,698
4.25%, 10/1/2027(b) 500,000 487,327
(SOFR + 1.33%), 6.07%,
10/22/2027(b)(d) 170,000 172,974
(SOFR + 1.19%), 5.04%,
1/23/2028(d) 80,000 79,567
(SOFR + 1.17%), 2.95%,
2/24/2028(d) 85,000 80,060
(SOFR + 0.93%), 5.57%,
4/22/2028(d) 175,000 176,417
(SOFR + 1.56%), 4.32%,
4/26/2028(b)(d) 360,000 351,192
(CME Term SOFR 3
Month + 1.64%), 3.54%,
5/1/2028(d) 500,000 477,185
(SOFR + 1.99%), 4.85%,
7/25/2028(b)(d) 180,000 178,156
(CME Term SOFR 3
Month + 1.38%), 4.01%,
4/23/2029(d) 300,000 286,848
(SOFR + 1.02%), 2.07%,
6/1/2029(b)(d) 500,000 444,778
(SOFR + 1.45%), 5.30%,
7/24/2029(b)(d) 235,000 235,789
(SOFR + 1.57%), 6.09%,
10/23/2029(d) 165,000 170,481
(SOFR + 1.31%), 5.01%,
1/23/2030(b)(d) 175,000 173,658
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.16%), 5.58%,
4/22/2030(b)(d) 175,000 177,772
(SOFR + 1.75%), 4.57%,
6/14/2030(d) 200,000 194,121
(SOFR + 2.04%), 2.52%,
4/22/2031(d) 400,000 345,731
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(b)(d) 75,000 63,344
(SOFR + 1.18%), 2.55%,
11/8/2032(d) 510,000 424,670
(SOFR + 1.26%), 2.96%,
1/25/2033(b)(d) 130,000 110,839
(SOFR + 1.80%), 4.59%,
4/26/2033(b)(d) 35,000 33,388
(SOFR + 2.08%), 4.91%,
7/25/2033(b)(d) 790,000 767,277
(SOFR + 2.58%), 5.72%,
9/14/2033(b)(d) 270,000 273,738
(SOFR + 1.85%), 5.35%,
6/1/2034(d) 525,000 522,674
(SOFR + 1.81%), 6.25%,
10/23/2034(d) 135,000 143,182
(SOFR + 1.62%), 5.34%,
1/23/2035(b)(d) 245,000 243,535
(SOFR + 1.49%), 5.77%,
4/22/2035(b)(d) 350,000 359,103
(CME Term SOFR 3
Month + 1.62%), 3.88%,
7/24/2038(d) 500,000 428,642
5.60%, 7/15/2041 400,000 406,839
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(d) 300,000 204,385
4.85%, 2/1/2044 500,000 466,524
(CME Term SOFR 3
Month + 1.84%), 4.26%,
2/22/2048(d) 750,000 628,070
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(d) 250,000 198,597
(SOFR + 2.44%), 3.11%,
4/22/2051(d) 600,000 408,515
(SOFR + 1.58%), 3.33%,
4/22/2052(b)(d) 200,000 140,687
KeyBank NA ,
5.85%, 11/15/2027 250,000 249,174
6.95%, 2/1/2028 225,000 231,141
KeyCorp ,
2.25%, 4/6/2027 50,000 45,444
(United States SOFR
Compounded Index +
2.06%), 4.79%, 6/1/2033(b)
(d) 105,000 95,863
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 484,752
4.38%, 2/15/2033(b) 200,000 190,731
5.63%, 10/23/2033 200,000 208,620

8 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026(b) 850,000 795,697
2.88%, 4/3/2028(b) 1,000,000 944,273
3.88%, 6/15/2028(b) 1,200,000 1,172,702
4.13%, 7/15/2033(b) 400,000 389,199
4.38%, 2/28/2034 1,000,000 991,622
0.00%, 6/29/2037(e) 750,000 410,715
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026 1,000,000 940,535
Lloyds Banking Group plc ,
4.58%, 12/10/2025(b) 350,000 343,628
4.65%, 3/24/2026 200,000 196,321
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.72%, 8/11/2026(d) 200,000 197,700
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.48%),
5.99%, 8/7/2027(d) 200,000 201,184
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.38%),
5.46%, 1/5/2028(b)(d) 200,000 199,575
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
3.75%, 3/18/2028(d) 200,000 191,257
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
5.87%, 3/6/2029(b)(d) 300,000 304,151
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(b)(d) 200,000 224,418
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
5.68%, 1/5/2035(b)(d) 200,000 199,194
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(d) 300,000 208,753
M&T Bank Corp. ,
(United States SOFR
Compounded Index
+ 1.78%), 4.55%,
8/16/2028(d) 40,000 38,333
Manufacturers & Traders Trust
Co. ,
4.70%, 1/27/2028(b) 250,000 241,025
Mitsubishi UFJ Financial
Group, Inc. ,
1.41%, 7/17/2025 700,000 670,703
3.85%, 3/1/2026(b) 200,000 194,958
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mitsubishi UFJ Financial
Group, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(b)(d) 200,000 185,075
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.64%, 10/13/2027(d) 200,000 184,156
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
2.34%, 1/19/2028(b)(d) 200,000 185,836
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
5.02%, 7/20/2028(b)(d) 300,000 298,327
3.74%, 3/7/2029(b) 600,000 566,357
3.20%, 7/18/2029(b) 500,000 455,947
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
2.31%, 7/20/2032(d) 300,000 246,674
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(d) 200,000 169,022
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.13%, 7/20/2033(d) 300,000 295,529
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.63%),
5.44%, 2/22/2034(b)(d) 200,000 201,704
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.55%, 7/9/2027(d) 200,000 185,129
3.17%, 9/11/2027(b) 250,000 234,672
4.02%, 3/5/2028(b) 300,000 288,450
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(d) 200,000 202,685
(CME Term SOFR 3
Month + 1.77%), 2.20%,
7/10/2031(b)(d) 400,000 333,404
2.56%, 9/13/2031(b) 200,000 162,733
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.75%, 7/6/2034(b)(d) 200,000 203,176
Morgan Stanley Bank NA ,
5.88%, 10/30/2026(b) 250,000 253,083
(SOFR + 0.87%), 5.50%,
5/26/2028(d) 250,000 251,711
National Australia Bank Ltd. ,
2.50%, 7/12/2026(b) 350,000 332,318

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
National Australia Bank Ltd.,
4.79%, 1/10/2029(b) 250,000 248,533
NatWest Group plc ,
4.80%, 4/5/2026(b) 300,000 296,283
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.85%),
7.47%, 11/10/2026(d) 300,000 306,575
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(b)(d) 200,000 185,129
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(b)(d) 200,000 187,147
(ICE LIBOR USD 3
Month + 1.75%), 4.89%,
5/18/2029(b)(d) 400,000 391,006
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(d) 200,000 196,478
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.78%, 3/1/2035(d) 200,000 200,635
Oesterreichische Kontrollbank
AG ,
4.13%, 1/18/2029 860,000 846,644
PNC Financial Services
Group, Inc. (The) ,
1.15%, 8/13/2026 100,000 91,911
(United States SOFR
Compounded Index
+ 1.09%), 4.76%,
1/26/2027(b)(d) 140,000 138,287
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(b)(d) 75,000 76,822
(SOFR + 1.34%), 5.30%,
1/21/2028(b)(d) 25,000 24,966
(SOFR + 1.62%), 5.35%,
12/2/2028(b)(d) 135,000 135,101
(SOFR + 1.84%), 5.58%,
6/12/2029(b)(d) 362,000 365,960
2.55%, 1/22/2030(b) 500,000 438,658
(SOFR + 1.20%), 5.49%,
5/14/2030(d) 100,000 100,556
(SOFR + 0.98%), 2.31%,
4/23/2032(d) 200,000 165,464
(United States SOFR
Compounded Index
+ 2.14%), 6.04%,
10/28/2033(b)(d) 300,000 309,081
(SOFR + 1.93%), 5.07%,
1/24/2034(d) 125,000 120,818
(SOFR + 1.95%), 5.94%,
8/18/2034(d) 100,000 102,497
(SOFR + 2.28%), 6.88%,
10/20/2034(b)(d) 185,000 201,625
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Regions Financial Corp. ,
1.80%, 8/12/2028(b) 200,000 172,753
(SOFR + 1.49%), 5.72%,
6/6/2030(d) 50,000 49,970
Royal Bank of Canada ,
4.88%, 1/12/2026(b) 100,000 99,256
1.20%, 4/27/2026 100,000 92,891
1.15%, 7/14/2026(b) 200,000 184,343
5.20%, 7/20/2026 75,000 74,903
1.40%, 11/2/2026(b) 300,000 274,824
4.88%, 1/19/2027 50,000 49,669
2.05%, 1/21/2027 200,000 185,731
3.63%, 5/4/2027(b) 40,000 38,385
4.24%, 8/3/2027 90,000 87,570
6.00%, 11/1/2027(b) 40,000 40,983
4.90%, 1/12/2028 100,000 99,210
5.20%, 8/1/2028(b) 75,000 75,492
4.95%, 2/1/2029 50,000 49,765
2.30%, 11/3/2031(b) 200,000 165,663
3.88%, 5/4/2032(b) 40,000 36,639
5.00%, 2/1/2033(b) 100,000 98,565
5.00%, 5/2/2033(b) 80,000 78,942
5.15%, 2/1/2034(b) 50,000 49,615
Santander Holdings USA, Inc. ,
(SOFR + 2.33%), 5.81%,
9/9/2026(b)(d) 40,000 39,809
3.24%, 10/5/2026(b) 300,000 284,324
(SOFR + 1.25%), 2.49%,
1/6/2028(b)(d) 125,000 115,194
(SOFR + 2.36%), 6.50%,
3/9/2029(b)(d) 60,000 61,114
(SOFR + 2.70%), 6.57%,
6/12/2029(d) 24,000 24,559
(SOFR + 2.50%), 6.17%,
1/9/2030(d) 40,000 40,311
(SOFR + 3.28%), 7.66%,
11/9/2031(b)(d) 50,000 54,191
(SOFR + 2.14%), 6.34%,
5/31/2035(b)(d) 35,000 34,899
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(d) 500,000 475,848
(SOFR + 2.75%), 6.83%,
11/21/2026(b)(d) 300,000 304,002
(SOFR + 1.22%), 2.47%,
1/11/2028(d) 200,000 184,513
(SOFR + 2.60%), 6.53%,
1/10/2029(d) 200,000 205,453
Sumitomo Mitsui Financial
Group, Inc. ,
3.78%, 3/9/2026(b) 450,000 438,034
2.63%, 7/14/2026(b) 400,000 378,864
1.40%, 9/17/2026 200,000 183,569
3.36%, 7/12/2027(b) 300,000 284,759
5.72%, 9/14/2028(b) 200,000 203,861
1.90%, 9/17/2028 200,000 175,267
3.04%, 7/16/2029(b) 400,000 360,733
3.20%, 9/17/2029(b) 500,000 453,766

10 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Sumitomo Mitsui Financial
Group, Inc.,
5.71%, 1/13/2030(b) 500,000 509,811
5.81%, 9/14/2033 200,000 207,333
2.93%, 9/17/2041(b) 300,000 219,093
Toronto-Dominion Bank (The) ,
0.75%, 1/6/2026(b) 200,000 186,840
1.20%, 6/3/2026(b) 200,000 185,237
5.53%, 7/17/2026 75,000 75,263
1.25%, 9/10/2026(b) 100,000 91,702
5.26%, 12/11/2026 35,000 34,988
1.95%, 1/12/2027 100,000 92,807
2.80%, 3/10/2027(b) 100,000 93,888
4.98%, 4/5/2027(b) 75,000 74,599
4.11%, 6/8/2027 100,000 97,048
4.69%, 9/15/2027 90,000 88,655
5.52%, 7/17/2028 75,000 75,932
4.99%, 4/5/2029(b) 75,000 74,360
2.00%, 9/10/2031(b) 100,000 81,297
2.45%, 1/12/2032 100,000 82,351
3.20%, 3/10/2032(b) 100,000 86,536
4.46%, 6/8/2032(b) 355,000 334,549
Truist Bank ,
3.63%, 9/16/2025(b) 250,000 243,447
2.25%, 3/11/2030(b) 300,000 250,221
Truist Financial Corp. ,
(SOFR + 1.46%), 4.26%,
7/28/2026(d) 90,000 88,524
(SOFR + 1.63%), 5.90%,
10/28/2026(b)(d) 100,000 100,250
(SOFR + 2.05%), 6.05%,
6/8/2027(b)(d) 55,000 55,385
1.13%, 8/3/2027 300,000 264,835
(SOFR + 1.37%), 4.12%,
6/6/2028(b)(d) 65,000 62,676
(SOFR + 1.44%), 4.87%,
1/26/2029(b)(d) 80,000 78,460
(SOFR + 0.86%), 1.89%,
6/7/2029(b)(d) 300,000 262,631
(SOFR + 2.45%), 7.16%,
10/30/2029(b)(d) 30,000 31,856
(SOFR + 1.62%), 5.44%,
1/24/2030(b)(d) 25,000 24,935
(SOFR + 2.24%), 4.92%,
7/28/2033(d) 90,000 83,302
(SOFR + 2.30%), 6.12%,
10/28/2033(b)(d) 100,000 102,256
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 30,000 28,733
(SOFR + 2.36%), 5.87%,
6/8/2034(d) 245,000 246,861
(SOFR + 1.92%), 5.71%,
1/24/2035(d) 30,000 29,869
US Bancorp ,
(SOFR + 1.43%), 5.73%,
10/21/2026(d) 300,000 300,511
Series X, 3.15%,
4/27/2027(b) 300,000 285,298
(SOFR + 1.88%), 6.79%,
10/26/2027(b)(d) 25,000 25,740
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp,
(SOFR + 0.73%), 2.22%,
1/27/2028(b)(d) 100,000 92,458
3.90%, 4/26/2028(b) 500,000 479,297
(SOFR + 1.66%), 4.55%,
7/22/2028(b)(d) 105,000 102,642
(SOFR + 1.23%), 4.65%,
2/1/2029(b)(d) 100,000 97,849
(SOFR + 2.02%), 5.78%,
6/12/2029(b)(d) 40,000 40,606
(SOFR + 1.56%), 5.38%,
1/23/2030(b)(d) 200,000 200,536
(SOFR + 1.02%), 2.68%,
1/27/2033(b)(d) 100,000 82,704
(SOFR + 2.11%), 4.97%,
7/22/2033(b)(d) 115,000 108,442
(SOFR + 2.09%), 5.85%,
10/21/2033(d) 200,000 203,113
(SOFR + 1.60%), 4.84%,
2/1/2034(d) 100,000 94,804
(SOFR + 2.26%), 5.84%,
6/12/2034(b)(d) 300,000 304,171
(SOFR + 1.86%), 5.68%,
1/23/2035(b)(d) 100,000 100,383
Wells Fargo & Co. ,
3.00%, 4/22/2026 500,000 479,349
(SOFR + 1.56%), 4.54%,
8/15/2026(d) 70,000 69,134
3.00%, 10/23/2026(b) 200,000 189,987
4.30%, 7/22/2027(b) 200,000 194,714
(SOFR + 1.51%), 3.53%,
3/24/2028(d) 200,000 190,769
(SOFR + 1.07%), 5.71%,
4/22/2028(d) 170,000 171,471
(SOFR + 2.10%), 2.39%,
6/2/2028(d) 800,000 736,791
(SOFR + 1.98%), 4.81%,
7/25/2028(d) 125,000 123,273
(SOFR + 1.74%), 5.57%,
7/25/2029(d) 210,000 211,905
(SOFR + 1.79%), 6.30%,
10/23/2029(d) 185,000 191,977
(SOFR + 1.50%), 5.20%,
1/23/2030(b)(d) 140,000 139,412
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(d) 500,000 443,528
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(b)(d) 300,000 259,641
(CME Term SOFR 3
Month + 4.03%), 4.48%,
4/4/2031(d) 250,000 239,349
(SOFR + 1.50%), 3.35%,
3/2/2033(b)(d) 200,000 173,441
(SOFR + 2.10%), 4.90%,
7/25/2033(d) 175,000 168,326
(SOFR + 2.02%), 5.39%,
4/24/2034(d) 1,040,000 1,028,110
(SOFR + 1.99%), 5.56%,
7/25/2034(d) 265,000 264,804

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 2.06%), 6.49%,
10/23/2034(d) 215,000 229,202
(SOFR + 1.78%), 5.50%,
1/23/2035(b)(d) 360,000 358,738
(SOFR + 2.53%), 3.07%,
4/30/2041(d) 600,000 439,969
5.38%, 11/2/2043 250,000 234,414
4.65%, 11/4/2044 300,000 253,421
4.90%, 11/17/2045(b) 300,000 260,863
4.40%, 6/14/2046 200,000 161,312
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(d) 500,000 455,459
(SOFR + 2.13%), 4.61%,
4/25/2053(b)(d) 300,000 256,395
Wells Fargo Bank NA ,
5.55%, 8/1/2025 250,000 250,342
5.45%, 8/7/2026(b) 500,000 501,498
5.25%, 12/11/2026(b) 250,000 250,259
Westpac Banking Corp. ,
5.51%, 11/17/2025 75,000 75,352
5.20%, 4/16/2026(b) 75,000 75,026
1.15%, 6/3/2026(b) 200,000 185,752
5.46%, 11/18/2027 200,000 203,031
3.40%, 1/25/2028(b) 300,000 285,270
5.54%, 11/17/2028(b) 75,000 76,716
1.95%, 11/20/2028(b) 200,000 176,793
5.05%, 4/16/2029 75,000 75,169
2.65%, 1/16/2030(b) 120,000 106,897
(USD SOFR Spread-
Adjusted ICE Swap Rate
5 Year + 2.24%), 4.32%,
11/23/2031(d) 300,000 289,547
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(b)(d) 500,000 461,990
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(b)(d) 85,000 69,735
3.13%, 11/18/2041 65,000 45,550
98,532,663
Beverages 0 .5%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 510,000 486,221
4.90%, 2/1/2046 770,000 709,909
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044(b) 150,000 133,929
4.90%, 2/1/2046(b) 300,000 274,619
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028(b) 250,000 243,030
4.75%, 1/23/2029 900,000 894,896
3.50%, 6/1/2030(b) 400,000 371,608
5.00%, 6/15/2034(b) 50,000 49,615
4.60%, 4/15/2048(b) 71,000 62,794
4.44%, 10/6/2048 331,000 283,246
5.55%, 1/23/2049(b) 350,000 352,617
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Anheuser-Busch InBev
Worldwide, Inc.,
4.75%, 4/15/2058(b) 150,000 133,137
5.80%, 1/23/2059 150,000 156,080
Brown-Forman Corp. ,
4.75%, 4/15/2033(b) 40,000 39,141
Coca-Cola Co. (The) ,
2.90%, 5/25/2027(b) 500,000 474,229
3.45%, 3/25/2030(b) 200,000 187,038
2.00%, 3/5/2031 95,000 79,686
2.25%, 1/5/2032(b) 300,000 252,795
5.00%, 5/13/2034(b) 75,000 75,248
2.88%, 5/5/2041 300,000 220,307
2.60%, 6/1/2050 400,000 248,408
3.00%, 3/5/2051(b) 135,000 91,313
5.30%, 5/13/2054 75,000 74,423
5.40%, 5/13/2064 75,000 74,351
Coca-Cola Consolidated, Inc. ,
5.25%, 6/1/2029(b) 50,000 50,225
5.45%, 6/1/2034 50,000 50,451
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030(b) 150,000 133,224
Constellation Brands, Inc. ,
3.50%, 5/9/2027(b) 500,000 477,362
4.80%, 1/15/2029(b) 25,000 24,629
2.88%, 5/1/2030(b) 100,000 88,253
2.25%, 8/1/2031 405,000 332,427
4.90%, 5/1/2033 60,000 57,927
Diageo Capital plc ,
2.38%, 10/24/2029(b) 210,000 185,600
Diageo Investment Corp. ,
7.45%, 4/15/2035 250,000 291,600
Keurig Dr Pepper, Inc. ,
5.10%, 3/15/2027(b) 25,000 25,007
5.05%, 3/15/2029(b) 25,000 24,963
3.95%, 4/15/2029(b) 50,000 47,517
Series 10, 5.20%,
3/15/2031(b) 25,000 24,950
4.05%, 4/15/2032(b) 50,000 46,388
5.30%, 3/15/2034(b) 25,000 24,877
4.50%, 4/15/2052(b) 250,000 208,522
Molson Coors Beverage Co. ,
3.00%, 7/15/2026(b) 190,000 181,887
5.00%, 5/1/2042(b) 250,000 228,668
4.20%, 7/15/2046(b) 150,000 119,877
Pepsico Singapore Financing I
Pte. Ltd. ,
4.65%, 2/16/2027 25,000 24,805
4.55%, 2/16/2029 25,000 24,713
4.70%, 2/16/2034 25,000 24,375
PepsiCo, Inc. ,
5.25%, 11/10/2025 50,000 50,127
4.55%, 2/13/2026 60,000 59,596
5.13%, 11/10/2026 50,000 50,220
3.00%, 10/15/2027(b) 300,000 283,549
3.60%, 2/18/2028 25,000 24,038
4.45%, 5/15/2028 60,000 59,606
2.75%, 3/19/2030(b) 700,000 627,037
1.63%, 5/1/2030(b) 130,000 108,798
1.40%, 2/25/2031(b) 200,000 160,750
1.95%, 10/21/2031(b) 100,000 82,127
3.90%, 7/18/2032 35,000 32,669

12 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
PepsiCo, Inc.,
4.45%, 2/15/2033(b) 60,000 59,553
2.63%, 10/21/2041(b) 50,000 34,872
4.45%, 4/14/2046 300,000 265,433
3.63%, 3/19/2050 200,000 152,116
2.75%, 10/21/2051 50,000 31,745
4.20%, 7/18/2052 25,000 20,850
4.65%, 2/15/2053(b) 60,000 54,236
10,824,209
Biotechnology 0 .4%
AbbVie, Inc. ,
3.20%, 5/14/2026(b) 120,000 115,872
2.95%, 11/21/2026(b) 350,000 333,636
4.80%, 3/15/2027(b) 175,000 174,215
4.80%, 3/15/2029(b) 175,000 174,324
3.20%, 11/21/2029 550,000 504,681
4.95%, 3/15/2031 95,000 94,753
5.05%, 3/15/2034(b) 275,000 274,196
4.55%, 3/15/2035 195,000 184,969
4.50%, 5/14/2035 300,000 282,978
4.05%, 11/21/2039(b) 380,000 330,067
4.40%, 11/6/2042 375,000 328,812
5.35%, 3/15/2044 55,000 54,364
4.75%, 3/15/2045 168,000 152,490
4.88%, 11/14/2048(b) 300,000 275,603
4.25%, 11/21/2049 475,000 395,843
5.40%, 3/15/2054(b) 240,000 237,316
5.50%, 3/15/2064 45,000 44,423
Amgen, Inc. ,
5.15%, 3/2/2028(b) 290,000 289,957
1.65%, 8/15/2028(b) 200,000 174,971
4.05%, 8/18/2029(b) 120,000 114,777
5.25%, 3/2/2030 300,000 302,201
2.00%, 1/15/2032(b) 200,000 161,060
3.35%, 2/22/2032(b) 55,000 48,780
4.20%, 3/1/2033 120,000 111,173
5.25%, 3/2/2033 315,000 314,082
2.80%, 8/15/2041(b) 200,000 140,587
5.60%, 3/2/2043 290,000 285,803
4.40%, 5/1/2045(b) 400,000 336,572
4.56%, 6/15/2048 274,000 231,770
3.38%, 2/21/2050(b) 180,000 126,754
4.66%, 6/15/2051 318,000 271,692
3.00%, 1/15/2052 200,000 130,989
4.20%, 2/22/2052 25,000 19,768
4.88%, 3/1/2053(b) 55,000 48,432
5.65%, 3/2/2053 405,000 398,861
4.40%, 2/22/2062 165,000 131,028
5.75%, 3/2/2063 180,000 176,262
Biogen, Inc. ,
2.25%, 5/1/2030(b) 200,000 170,243
3.15%, 5/1/2050(b) 230,000 148,171
3.25%, 2/15/2051 130,000 86,327
Gilead Sciences, Inc. ,
3.65%, 3/1/2026 145,000 140,936
1.20%, 10/1/2027(b) 60,000 53,204
1.65%, 10/1/2030(b) 115,000 94,759
5.25%, 10/15/2033 50,000 50,365
4.00%, 9/1/2036(b) 200,000 176,378
5.65%, 12/1/2041(b) 200,000 200,980
4.75%, 3/1/2046 200,000 178,256
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Gilead Sciences, Inc.,
4.15%, 3/1/2047 400,000 324,881
2.80%, 10/1/2050 95,000 59,507
5.55%, 10/15/2053(b) 45,000 44,931
Regeneron Pharmaceuticals,
Inc. ,
2.80%, 9/15/2050 65,000 39,834
9,542,833
Broadline Retail 0 .3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027(b) 500,000 472,425
4.00%, 12/6/2037 200,000 169,515
4.20%, 12/6/2047(b) 500,000 394,903
Amazon.com, Inc. ,
1.00%, 5/12/2026(b) 250,000 232,581
3.30%, 4/13/2027 195,000 186,994
3.15%, 8/22/2027 250,000 237,384
4.55%, 12/1/2027(b) 400,000 397,028
1.65%, 5/12/2028(b) 200,000 178,154
3.45%, 4/13/2029(b) 180,000 170,753
4.65%, 12/1/2029(b) 130,000 129,518
1.50%, 6/3/2030(b) 200,000 166,582
2.10%, 5/12/2031(b) 300,000 252,741
3.60%, 4/13/2032 270,000 247,968
4.70%, 12/1/2032 130,000 128,839
4.80%, 12/5/2034(b) 100,000 99,396
3.88%, 8/22/2037 200,000 176,612
2.88%, 5/12/2041 200,000 147,039
4.05%, 8/22/2047 400,000 333,017
2.50%, 6/3/2050 250,000 152,881
3.10%, 5/12/2051(b) 300,000 206,148
3.95%, 4/13/2052(b) 190,000 152,764
4.25%, 8/22/2057 250,000 209,180
2.70%, 6/3/2060 100,000 58,840
3.25%, 5/12/2061 200,000 133,349
eBay, Inc. ,
1.40%, 5/10/2026 40,000 37,198
3.60%, 6/5/2027(b) 500,000 479,877
2.60%, 5/10/2031(b) 75,000 63,655
3.65%, 5/10/2051(b) 100,000 71,277
JD.com, Inc. ,
3.38%, 1/14/2030 200,000 182,259
5,868,877
Building Products 0 .1%
Allegion plc ,
3.50%, 10/1/2029(b) 250,000 230,845
Carlisle Cos., Inc. ,
2.20%, 3/1/2032 100,000 80,473
Carrier Global Corp. ,
2.49%, 2/15/2027(b) 31,000 29,024
2.72%, 2/15/2030(b) 50,000 44,172
3.38%, 4/5/2040(b) 300,000 232,066
3.58%, 4/5/2050 350,000 254,582
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029(b) 50,000 45,301
4.00%, 3/25/2032 100,000 90,835
5.88%, 6/1/2033(b) 32,000 32,426
4.50%, 3/25/2052 30,000 23,570

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Johnson Controls International
plc ,
3.90%, 2/14/2026 183,000 178,569
5.50%, 4/19/2029(b) 50,000 50,586
1.75%, 9/15/2030(b) 100,000 82,607
2.00%, 9/16/2031(b) 100,000 80,896
4.90%, 12/1/2032 65,000 63,386
4.63%, 7/2/2044(f) 100,000 86,023
Masco Corp. ,
2.00%, 2/15/2031(b) 250,000 203,648
3.13%, 2/15/2051 60,000 38,735
Owens Corning ,
5.70%, 6/15/2034(b) 35,000 35,322
4.30%, 7/15/2047(b) 200,000 160,672
Trane Technologies Financing
Ltd. ,
4.50%, 3/21/2049 250,000 213,654
2,257,392
Capital Markets 1 .6%
Ameriprise Financial, Inc. ,
5.70%, 12/15/2028 25,000 25,600
4.50%, 5/13/2032(b) 50,000 48,166
5.15%, 5/15/2033 45,000 45,073
Ares Capital Corp. ,
2.88%, 6/15/2027 100,000 91,534
2.88%, 6/15/2028(b) 250,000 221,450
5.88%, 3/1/2029(b) 35,000 34,496
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 50,000 45,856
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.35%), 4.41%,
7/24/2026(b)(d) 25,000 24,719
1.05%, 10/15/2026 100,000 91,305
2.05%, 1/26/2027(b) 200,000 186,122
(SOFR + 1.03%), 4.95%,
4/26/2027(d) 80,000 79,508
(SOFR + 1.15%), 3.99%,
6/13/2028(d) 40,000 38,684
(United States SOFR
Compounded Index
+ 1.80%), 5.80%,
10/25/2028(d) 25,000 25,472
Series J, 1.90%, 1/25/2029 200,000 176,264
(SOFR + 1.17%), 4.54%,
2/1/2029(d) 100,000 98,035
3.85%, 4/26/2029 90,000 86,153
(SOFR + 1.60%), 6.32%,
10/25/2029(d) 75,000 78,390
(SOFR + 1.09%), 4.98%,
3/14/2030(b)(d) 125,000 124,251
1.80%, 7/28/2031(b) 100,000 80,892
2.50%, 1/26/2032(b) 100,000 83,631
(SOFR + 1.42%), 4.29%,
6/13/2033(d) 40,000 37,323
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(d) 180,000 186,354
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The),
(SOFR + 1.51%), 4.71%,
2/1/2034(d) 100,000 95,663
Series J, (SOFR + 1.61%),
4.97%, 4/26/2034(d) 80,000 78,045
(SOFR + 1.85%), 6.47%,
10/25/2034(b)(d) 75,000 80,887
(SOFR + 1.42%), 5.19%,
3/14/2035(b)(d) 125,000 123,384
BGC Group, Inc. ,
6.60%, 6/10/2029(b)(c) 25,000 24,877
Blackstone Private Credit
Fund ,
7.05%, 9/29/2025 50,000 50,482
3.25%, 3/15/2027(b) 200,000 184,640
7.30%, 11/27/2028(b)(c) 25,000 25,906
4.00%, 1/15/2029 200,000 182,532
5.95%, 7/16/2029(b)(c) 25,000 24,484
6.25%, 1/25/2031(c) 25,000 24,856
Blackstone Secured Lending
Fund ,
5.88%, 11/15/2027 25,000 24,818
2.85%, 9/30/2028(b) 200,000 175,366
Blue Owl Capital Corp. ,
2.88%, 6/11/2028(b) 230,000 203,443
Blue Owl Capital Corp. III ,
3.13%, 4/13/2027 50,000 45,743
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 50,000 40,107
Brookfield Finance LLC ,
3.45%, 4/15/2050(b) 200,000 137,568
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 40,000 39,166
3.90%, 1/25/2028 40,000 38,174
4.85%, 3/29/2029(b) 300,000 294,744
6.35%, 1/5/2034(b) 50,000 52,403
5.68%, 1/15/2035 50,000 49,465
3.50%, 3/30/2051 35,000 24,205
3.63%, 2/15/2052 15,000 10,392
5.97%, 3/4/2054(b) 25,000 24,724
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030(b) 300,000 245,092
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 170,000 157,643
1.15%, 5/13/2026 400,000 369,906
2.45%, 3/3/2027 40,000 37,306
(SOFR + 2.21%), 5.64%,
5/19/2029(b)(d) 300,000 303,933
(SOFR + 1.88%), 6.20%,
11/17/2029(b)(d) 75,000 78,003
1.65%, 3/11/2031 200,000 160,613
2.30%, 5/13/2031 300,000 251,386
1.95%, 12/1/2031 100,000 79,980
2.90%, 3/3/2032 100,000 85,538
(SOFR + 2.01%), 6.14%,
8/24/2034(b)(d) 220,000 229,094
CME Group, Inc. ,
2.65%, 3/15/2032(b) 50,000 42,806
Credit Suisse USA LLC ,
7.13%, 7/15/2032 55,000 60,498

14 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Deutsche Bank AG ,
(SOFR + 3.19%), 6.12%,
7/14/2026(b)(d) 200,000 200,176
(SOFR + 1.87%), 2.13%,
11/24/2026(d) 155,000 147,095
(SOFR + 1.22%), 2.31%,
11/16/2027(d) 170,000 156,955
(SOFR + 1.32%), 2.55%,
1/7/2028(d) 200,000 184,949
(SOFR + 3.18%), 6.72%,
1/18/2029(d) 300,000 309,595
(SOFR + 3.04%), 3.55%,
9/18/2031(d) 350,000 308,092
(SOFR + 1.72%), 3.04%,
5/28/2032(b)(d) 150,000 125,934
(SOFR + 3.65%), 7.08%,
2/10/2034(b)(d) 200,000 203,613
FactSet Research Systems,
Inc. ,
2.90%, 3/1/2027 30,000 28,074
3.45%, 3/1/2032 25,000 21,780
FS KKR Capital Corp. ,
2.63%, 1/15/2027 100,000 90,270
3.25%, 7/15/2027(b) 50,000 45,285
3.13%, 10/12/2028(b) 150,000 130,236
Goldman Sachs Bank USA ,
(SOFR + 0.78%), 5.28%,
3/18/2027(b)(d) 100,000 99,672
(SOFR + 0.75%), 5.41%,
5/21/2027(b)(d) 125,000 124,793
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.08%), 5.80%,
8/10/2026(d) 300,000 300,118
3.85%, 1/26/2027(b) 800,000 773,073
(SOFR + 0.80%), 1.43%,
3/9/2027(b)(d) 250,000 233,274
(SOFR + 1.51%), 4.39%,
6/15/2027(d) 65,000 63,731
(SOFR + 0.82%), 1.54%,
9/10/2027(d) 500,000 459,226
(SOFR + 0.91%), 1.95%,
10/21/2027(d) 240,000 221,623
(SOFR + 1.11%), 2.64%,
2/24/2028(d) 95,000 88,606
(SOFR + 1.85%), 3.62%,
3/15/2028(d) 75,000 71,713
(SOFR + 1.73%), 4.48%,
8/23/2028(d) 200,000 195,463
(CME Term SOFR 3
Month + 1.56%), 4.22%,
5/1/2029(d) 700,000 673,837
(SOFR + 1.77%), 6.48%,
10/24/2029(d) 125,000 130,506
(SOFR + 1.27%), 5.73%,
4/25/2030(b)(d) 150,000 152,663
(SOFR + 1.28%), 2.62%,
4/22/2032(b)(d) 390,000 327,896
(SOFR + 1.25%), 2.38%,
7/21/2032(b)(d) 280,000 229,945
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.26%), 2.65%,
10/21/2032(d) 165,000 137,169
(SOFR + 1.41%), 3.10%,
2/24/2033(d) 695,000 593,573
(SOFR + 1.95%), 6.56%,
10/24/2034(b)(d) 200,000 215,018
(SOFR + 1.55%), 5.85%,
4/25/2035(b)(d) 235,000 240,717
6.45%, 5/1/2036 150,000 159,921
6.75%, 10/1/2037 500,000 539,415
(CME Term SOFR 3
Month + 1.63%), 4.02%,
10/31/2038(d) 200,000 170,089
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(d) 200,000 176,848
6.25%, 2/1/2041 350,000 371,642
(SOFR + 1.51%), 3.21%,
4/22/2042(d) 200,000 147,867
(SOFR + 1.47%), 2.91%,
7/21/2042(d) 300,000 210,667
(SOFR + 1.63%), 3.44%,
2/24/2043(b)(d) 35,000 26,430
4.80%, 7/8/2044(b) 300,000 270,608
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027(b) 100,000 89,854
Intercontinental Exchange,
Inc. ,
3.75%, 12/1/2025 160,000 156,279
4.00%, 9/15/2027(b) 180,000 173,876
4.35%, 6/15/2029 150,000 145,060
2.10%, 6/15/2030(b) 165,000 139,499
5.25%, 6/15/2031 50,000 50,282
1.85%, 9/15/2032(b) 500,000 387,566
4.60%, 3/15/2033(b) 110,000 104,833
4.25%, 9/21/2048 100,000 81,674
3.00%, 6/15/2050(b) 75,000 48,783
4.95%, 6/15/2052(b) 120,000 108,945
5.20%, 6/15/2062(b) 110,000 101,858
Jefferies Financial Group, Inc. ,
4.85%, 1/15/2027(b) 500,000 493,370
5.88%, 7/21/2028(b) 70,000 70,703
2.63%, 10/15/2031(b) 50,000 40,350
Legg Mason, Inc. ,
4.75%, 3/15/2026(b) 500,000 496,853
Main Street Capital Corp. ,
3.00%, 7/14/2026(b) 100,000 93,618
6.50%, 6/4/2027 25,000 25,019
6.95%, 3/1/2029 25,000 25,279
Moody's Corp. ,
3.25%, 1/15/2028 300,000 283,703
2.00%, 8/19/2031(b) 60,000 48,713
2.75%, 8/19/2041 75,000 51,867
3.25%, 5/20/2050 35,000 23,889
3.10%, 11/29/2061 95,000 58,037
Morgan Stanley ,
(SOFR + 1.67%), 4.68%,
7/17/2026(b)(d) 80,000 79,216
3.13%, 7/27/2026 500,000 478,019

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.30%), 5.05%,
1/28/2027(b)(d) 105,000 104,406
3.95%, 4/23/2027(b) 500,000 482,882
(SOFR + 0.88%), 1.59%,
5/4/2027(d) 600,000 559,357
(SOFR + 0.86%), 1.51%,
7/20/2027(d) 480,000 443,762
(SOFR + 1.00%), 2.48%,
1/21/2028(d) 195,000 181,824
(SOFR + 1.01%), 5.65%,
4/13/2028(b)(d) 175,000 176,733
(SOFR + 1.61%), 4.21%,
4/20/2028(d) 80,000 77,737
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(d) 300,000 285,271
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(b)(d) 600,000 571,145
(SOFR + 1.73%), 5.12%,
2/1/2029(d) 90,000 89,644
(SOFR + 1.59%), 5.16%,
4/20/2029(b)(d) 255,000 254,172
(SOFR + 1.63%), 5.45%,
7/20/2029(d) 35,000 35,216
(SOFR + 1.83%), 6.41%,
11/1/2029(d) 70,000 73,035
(SOFR + 1.45%), 5.17%,
1/16/2030(d) 225,000 224,442
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(b)(d) 500,000 483,695
(SOFR + 1.26%), 5.66%,
4/18/2030(b)(d) 150,000 152,540
(SOFR + 1.14%), 2.70%,
1/22/2031(d) 600,000 525,948
(SOFR + 3.12%), 3.62%,
4/1/2031(b)(d) 420,000 385,398
7.25%, 4/1/2032(b) 324,000 367,362
(SOFR + 1.02%), 1.93%,
4/28/2032(d) 500,000 401,733
(SOFR + 1.18%), 2.24%,
7/21/2032(d) 500,000 408,454
(SOFR + 1.20%), 2.51%,
10/20/2032(b)(d) 275,000 227,288
(SOFR + 1.29%), 2.94%,
1/21/2033(b)(d) 70,000 59,494
(SOFR + 2.08%), 4.89%,
7/20/2033(d) 45,000 43,380
(SOFR + 2.56%), 6.34%,
10/18/2033(b)(d) 130,000 137,994
(SOFR + 1.87%), 5.25%,
4/21/2034(b)(d) 450,000 442,960
(SOFR + 1.88%), 5.42%,
7/21/2034(d) 35,000 34,824
(SOFR + 2.05%), 6.63%,
11/1/2034(d) 115,000 124,200
(SOFR + 1.73%), 5.47%,
1/18/2035(d) 350,000 349,087
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.58%), 5.83%,
4/19/2035(d) 360,000 369,027
(SOFR + 1.36%), 2.48%,
9/16/2036(d) 450,000 356,005
(SOFR + 2.62%), 5.30%,
4/20/2037(b)(d) 80,000 76,601
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(d) 90,000 89,476
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(d) 75,000 74,175
(SOFR + 1.49%), 3.22%,
4/22/2042(b)(d) 400,000 299,401
4.30%, 1/27/2045(b) 300,000 254,207
(SOFR + 4.84%), 5.60%,
3/24/2051(b)(d) 100,000 101,147
(SOFR + 1.43%), 2.80%,
1/25/2052(d) 205,000 129,124
Nasdaq, Inc. ,
5.35%, 6/28/2028(b) 65,000 65,590
1.65%, 1/15/2031 400,000 321,108
5.55%, 2/15/2034(b) 80,000 80,108
3.95%, 3/7/2052 250,000 186,203
Nomura Holdings, Inc. ,
2.33%, 1/22/2027(b) 300,000 277,330
2.17%, 7/14/2028(b) 200,000 176,562
5.61%, 7/6/2029 200,000 201,074
3.10%, 1/16/2030(b) 200,000 176,806
2.61%, 7/14/2031(b) 200,000 164,662
Northern Trust Corp. ,
4.00%, 5/10/2027 65,000 63,449
6.13%, 11/2/2032(b) 130,000 136,507
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 90,782
7.10%, 2/15/2029 100,000 101,255
Prospect Capital Corp. ,
3.36%, 11/15/2026 100,000 91,809
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046(b) 250,000 224,994
S&P Global, Inc. ,
2.45%, 3/1/2027 30,000 28,048
2.70%, 3/1/2029 100,000 90,628
2.50%, 12/1/2029 80,000 70,830
1.25%, 8/15/2030 110,000 88,886
2.90%, 3/1/2032(b) 325,000 280,841
3.25%, 12/1/2049 65,000 45,751
2.30%, 8/15/2060 40,000 20,317
State Street Corp. ,
5.27%, 8/3/2026 100,000 100,191
(SOFR + 1.35%), 5.75%,
11/4/2026(b)(d) 55,000 55,217
4.99%, 3/18/2027(b) 75,000 74,909
(SOFR + 0.56%), 1.68%,
11/18/2027(d) 200,000 184,069

16 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
State Street Corp.,
(SOFR + 0.73%), 2.20%,
2/7/2028(b)(d) 40,000 37,217
(SOFR + 1.72%), 5.82%,
11/4/2028(d) 60,000 61,216
(SOFR + 1.48%), 5.68%,
11/21/2029(b)(d) 75,000 76,745
2.40%, 1/24/2030(b) 200,000 176,181
(SOFR + 1.00%), 2.62%,
2/7/2033(d) 20,000 16,793
(SOFR + 1.57%), 4.82%,
1/26/2034(b)(d) 110,000 106,204
(SOFR + 1.89%), 5.16%,
5/18/2034(b)(d) 60,000 59,295
(SOFR + 1.96%), 6.12%,
11/21/2034(d) 50,000 51,893
UBS AG ,
5.00%, 7/9/2027 250,000 247,942
7.50%, 2/15/2028 250,000 267,493
UBS Group AG ,
4.55%, 4/17/2026 250,000 245,668
4.88%, 5/15/2045(b) 400,000 359,734
33,839,905
Chemicals 0 .4%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025 25,000 23,804
1.85%, 5/15/2027(b) 105,000 96,489
4.60%, 2/8/2029(b) 100,000 98,980
2.05%, 5/15/2030(b) 145,000 124,233
4.75%, 2/8/2031 100,000 98,951
4.80%, 3/3/2033 70,000 68,862
4.85%, 2/8/2034(b) 100,000 98,158
2.70%, 5/15/2040 65,000 46,370
2.80%, 5/15/2050 40,000 25,688
Albemarle Corp. ,
5.65%, 6/1/2052 100,000 88,637
Cabot Corp. ,
5.00%, 6/30/2032 30,000 29,221
Celanese US Holdings LLC ,
1.40%, 8/5/2026 100,000 91,839
6.17%, 7/15/2027(b) 100,000 101,492
6.35%, 11/15/2028 90,000 92,473
6.33%, 7/15/2029(b) 165,000 169,701
6.55%, 11/15/2030(b) 100,000 104,499
6.38%, 7/15/2032(b) 70,000 71,931
6.70%, 11/15/2033(b) 55,000 57,797
CF Industries, Inc. ,
5.15%, 3/15/2034(b) 300,000 287,679
Dow Chemical Co. (The) ,
6.30%, 3/15/2033 25,000 26,374
5.15%, 2/15/2034(b) 25,000 24,455
9.40%, 5/15/2039 206,000 272,713
4.38%, 11/15/2042 300,000 247,274
4.80%, 5/15/2049 350,000 298,524
6.90%, 5/15/2053(b) 25,000 27,770
5.60%, 2/15/2054(b) 25,000 24,034
DuPont de Nemours, Inc. ,
4.49%, 11/15/2025 300,000 295,754
4.73%, 11/15/2028(b) 400,000 398,462
5.42%, 11/15/2048(b) 300,000 310,751
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Eastman Chemical Co. ,
5.75%, 3/8/2033 35,000 35,307
4.65%, 10/15/2044 200,000 167,184
Ecolab, Inc. ,
5.25%, 1/15/2028 75,000 75,714
1.30%, 1/30/2031 200,000 159,127
2.13%, 2/1/2032 100,000 82,067
2.13%, 8/15/2050 200,000 111,562
2.70%, 12/15/2051 75,000 46,087
2.75%, 8/18/2055 65,000 38,991
FMC Corp. ,
5.15%, 5/18/2026(b) 40,000 39,721
3.45%, 10/1/2029 60,000 53,953
5.65%, 5/18/2033 40,000 39,380
4.50%, 10/1/2049 85,000 64,704
6.38%, 5/18/2053(b) 40,000 39,566
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048(b) 70,000 60,023
Linde, Inc. ,
4.70%, 12/5/2025(b) 400,000 397,617
3.20%, 1/30/2026 250,000 242,444
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 147,000 164,206
LYB International Finance III
LLC ,
2.25%, 10/1/2030(b) 135,000 114,038
5.63%, 5/15/2033(b) 40,000 40,469
5.50%, 3/1/2034 50,000 49,471
4.20%, 5/1/2050(b) 200,000 152,230
LyondellBasell Industries NV ,
4.63%, 2/26/2055(b) 250,000 202,698
Mosaic Co. (The) ,
4.05%, 11/15/2027 250,000 239,737
5.38%, 11/15/2028 25,000 25,090
Nutrien Ltd. ,
5.95%, 11/7/2025 50,000 50,267
5.20%, 6/21/2027 50,000 49,939
4.90%, 3/27/2028(b) 25,000 24,707
5.40%, 6/21/2034 50,000 49,254
5.88%, 12/1/2036(b) 125,000 128,107
5.25%, 1/15/2045 154,000 141,596
5.80%, 3/27/2053(b) 150,000 148,011
PPG Industries, Inc. ,
1.20%, 3/15/2026 110,000 102,465
2.80%, 8/15/2029 300,000 269,936
RPM International, Inc. ,
2.95%, 1/15/2032 45,000 37,643
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026 400,000 391,543
2.95%, 8/15/2029 200,000 180,244
2.20%, 3/15/2032 200,000 162,431
4.50%, 6/1/2047(b) 150,000 126,487
2.90%, 3/15/2052 80,000 49,995
Westlake Corp. ,
2.88%, 8/15/2041 100,000 67,907
4.38%, 11/15/2047 200,000 161,404
8,486,237
Commercial Services & Supplies 0 .1%
Cintas Corp. No. 2 ,
4.00%, 5/1/2032 40,000 37,583

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 15,016
Republic Services, Inc. ,
4.88%, 4/1/2029 25,000 24,792
5.00%, 11/15/2029 25,000 24,903
1.45%, 2/15/2031 165,000 130,827
2.38%, 3/15/2033(b) 200,000 159,884
5.20%, 11/15/2034(b) 45,000 44,672
6.20%, 3/1/2040 70,000 74,379
Veralto Corp. ,
5.50%, 9/18/2026(b)(c) 50,000 50,005
5.35%, 9/18/2028(b)(c) 50,000 50,209
5.45%, 9/18/2033(c) 50,000 49,905
Waste Connections, Inc. ,
4.25%, 12/1/2028(b) 100,000 96,558
2.20%, 1/15/2032(b) 100,000 81,451
3.20%, 6/1/2032(b) 50,000 43,446
4.20%, 1/15/2033(b) 100,000 92,847
5.00%, 3/1/2034(b) 50,000 48,873
2.95%, 1/15/2052 70,000 44,732
Waste Management, Inc. ,
4.95%, 7/3/2027 40,000 39,939
4.88%, 2/15/2029(b) 75,000 74,766
2.00%, 6/1/2029 35,000 30,562
4.63%, 2/15/2030 50,000 49,189
4.95%, 7/3/2031 35,000 34,717
4.63%, 2/15/2033 50,000 48,277
4.88%, 2/15/2034(b) 75,000 73,520
2.95%, 6/1/2041(b) 85,000 61,437
4.15%, 7/15/2049 125,000 103,154
1,585,643
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
4.90%, 2/26/2026(b) 80,000 79,878
4.80%, 2/26/2027(b) 125,000 124,662
4.85%, 2/26/2029(b) 125,000 124,978
4.95%, 2/26/2031 95,000 94,920
5.05%, 2/26/2034 205,000 204,847
5.50%, 1/15/2040 200,000 203,021
5.30%, 2/26/2054 70,000 68,559
5.35%, 2/26/2064 75,000 72,993
Motorola Solutions, Inc. ,
5.00%, 4/15/2029 25,000 24,807
2.30%, 11/15/2030(b) 300,000 252,291
5.60%, 6/1/2032(b) 100,000 101,116
5.40%, 4/15/2034(b) 25,000 24,784
1,376,856
Construction & Engineering 0 .0%
†
MasTec, Inc. ,
5.90%, 6/15/2029(b) 25,000 25,105
Quanta Services, Inc. ,
2.90%, 10/1/2030(b) 100,000 88,096
2.35%, 1/15/2032 50,000 40,625
3.05%, 10/1/2041(b) 55,000 38,780
192,606
Construction Materials 0 .0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031(b) 65,000 54,824
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Materials
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 500,000 434,446
2.40%, 7/15/2031 25,000 20,682
3.20%, 7/15/2051 50,000 33,163
Vulcan Materials Co. ,
4.50%, 6/15/2047 250,000 208,257
751,372
Consumer Finance 0 .9%
AerCap Ireland Capital DAC ,
4.45%, 4/3/2026 200,000 196,312
2.45%, 10/29/2026 480,000 447,760
3.88%, 1/23/2028(b) 500,000 473,722
3.00%, 10/29/2028(b) 300,000 272,631
3.30%, 1/30/2032 300,000 257,765
3.40%, 10/29/2033(b) 150,000 125,818
3.85%, 10/29/2041(b) 150,000 117,310
Ally Financial, Inc. ,
4.75%, 6/9/2027 40,000 39,011
7.10%, 11/15/2027 100,000 104,192
2.20%, 11/2/2028(b) 165,000 142,878
(SOFR + 2.82%), 6.85%,
1/3/2030(d) 50,000 51,377
8.00%, 11/1/2031(b) 150,000 165,538
American Express Co. ,
3.95%, 8/1/2025(b) 130,000 127,864
4.20%, 11/6/2025(b) 200,000 197,042
4.90%, 2/13/2026(b) 200,000 198,713
(SOFR + 1.33%), 6.34%,
10/30/2026(d) 50,000 50,491
1.65%, 11/4/2026(b) 200,000 184,008
2.55%, 3/4/2027 60,000 56,078
(SOFR + 0.75%), 5.65%,
4/23/2027(d) 75,000 75,290
3.30%, 5/3/2027 300,000 285,422
(SOFR + 0.97%), 5.39%,
7/28/2027(d) 25,000 25,031
5.85%, 11/5/2027(b) 95,000 97,304
(SOFR + 1.00%), 5.10%,
2/16/2028(d) 40,000 39,822
4.05%, 5/3/2029(b) 60,000 57,903
(United States SOFR
Compounded Index
+ 1.28%), 5.28%,
7/27/2029(d) 100,000 100,199
(SOFR + 1.09%), 5.53%,
4/25/2030(b)(d) 75,000 75,864
(SOFR + 1.94%), 6.49%,
10/30/2031(b)(d) 50,000 53,304
(SOFR + 2.26%), 4.99%,
5/26/2033(b)(d) 25,000 24,085
(SOFR + 1.76%), 4.42%,
8/3/2033(d) 130,000 122,648
(SOFR + 1.84%), 5.04%,
5/1/2034(b)(d) 120,000 117,352
American Honda Finance
Corp. ,
5.80%, 10/3/2025 50,000 50,248
4.95%, 1/9/2026 50,000 49,732
1.30%, 9/9/2026(b) 115,000 105,970
2.35%, 1/8/2027(b) 100,000 93,540

18 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Honda Finance
Corp.,
4.90%, 3/12/2027(b) 50,000 49,812
4.70%, 1/12/2028 20,000 19,806
5.65%, 11/15/2028 50,000 51,235
2.25%, 1/12/2029 50,000 44,429
4.90%, 3/13/2029(b) 50,000 49,803
4.60%, 4/17/2030(b) 60,000 58,802
5.85%, 10/4/2030(b) 50,000 52,157
4.90%, 1/10/2034 35,000 33,965
Capital One Financial Corp. ,
(SOFR + 2.16%), 4.99%,
7/24/2026(b)(d) 60,000 59,478
3.75%, 7/28/2026(b) 250,000 241,310
3.65%, 5/11/2027(b) 300,000 286,879
(SOFR + 2.44%), 7.15%,
10/29/2027(b)(d) 50,000 51,672
(SOFR + 2.06%), 4.93%,
5/10/2028(b)(d) 300,000 295,747
(SOFR + 2.08%), 5.47%,
2/1/2029(b)(d) 100,000 99,538
(SOFR + 2.64%), 6.31%,
6/8/2029(d) 240,000 245,564
(SOFR + 1.79%), 3.27%,
3/1/2030(d) 95,000 85,752
(SOFR + 2.60%), 5.25%,
7/26/2030(d) 60,000 58,945
(SOFR + 3.07%), 7.62%,
10/30/2031(d) 200,000 220,174
(SOFR + 1.34%), 2.36%,
7/29/2032(d) 100,000 78,122
(SOFR + 2.60%), 5.82%,
2/1/2034(d) 90,000 89,077
(SOFR + 2.86%), 6.38%,
6/8/2034(d) 280,000 287,269
(SOFR + 2.26%), 6.05%,
2/1/2035(d) 25,000 25,145
Caterpillar Financial Services
Corp. ,
5.15%, 8/11/2025 100,000 99,822
3.65%, 8/12/2025 100,000 98,209
5.05%, 2/27/2026(b) 50,000 49,971
4.35%, 5/15/2026 100,000 98,654
1.15%, 9/14/2026 100,000 91,879
1.70%, 1/8/2027(b) 200,000 184,665
4.50%, 1/8/2027 25,000 24,747
5.00%, 5/14/2027 25,000 25,015
3.60%, 8/12/2027(b) 100,000 96,245
4.85%, 2/27/2029 50,000 50,012
Discover Financial Services ,
4.10%, 2/9/2027(b) 250,000 240,348
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(d) 75,000 84,367
Ford Motor Credit Co. LLC ,
4.13%, 8/4/2025 400,000 392,494
3.38%, 11/13/2025(b) 200,000 193,561
4.39%, 1/8/2026(b) 200,000 195,736
6.95%, 3/6/2026 200,000 203,230
2.70%, 8/10/2026(b) 200,000 187,853
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Ford Motor Credit Co. LLC,
4.95%, 5/28/2027(b) 200,000 195,222
4.13%, 8/17/2027 200,000 190,039
7.35%, 11/4/2027(b) 400,000 416,798
6.80%, 5/12/2028(b) 400,000 412,093
6.80%, 11/7/2028 200,000 206,659
7.35%, 3/6/2030(b) 200,000 211,659
4.00%, 11/13/2030(b) 200,000 178,543
7.12%, 11/7/2033(b) 200,000 211,335
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 50,000 50,180
5.25%, 3/1/2026(b) 455,000 452,448
5.40%, 4/6/2026 65,000 64,852
1.50%, 6/10/2026 200,000 185,231
2.35%, 2/26/2027(b) 50,000 46,252
5.00%, 4/9/2027(b) 200,000 197,959
5.35%, 7/15/2027 60,000 59,832
6.00%, 1/9/2028(b) 100,000 101,639
5.80%, 6/23/2028 55,000 55,674
2.40%, 10/15/2028(b) 195,000 172,329
5.80%, 1/7/2029 50,000 50,445
5.55%, 7/15/2029(b) 25,000 24,999
5.85%, 4/6/2030 45,000 45,551
3.60%, 6/21/2030(b) 200,000 179,613
2.70%, 6/10/2031(b) 145,000 119,881
5.60%, 6/18/2031 30,000 29,775
6.40%, 1/9/2033 125,000 129,731
6.10%, 1/7/2034(b) 150,000 151,622
John Deere Capital Corp. ,
4.05%, 9/8/2025 55,000 54,245
5.30%, 9/8/2025 25,000 25,031
4.80%, 1/9/2026 40,000 39,751
0.70%, 1/15/2026(b) 200,000 186,963
4.95%, 3/6/2026 25,000 24,952
4.75%, 6/8/2026(b) 40,000 39,747
1.05%, 6/17/2026(b) 100,000 92,627
2.25%, 9/14/2026(b) 250,000 235,342
1.30%, 10/13/2026 55,000 50,609
4.50%, 1/8/2027 50,000 49,502
1.70%, 1/11/2027 200,000 184,432
4.85%, 3/5/2027(b) 25,000 24,907
4.90%, 6/11/2027 50,000 49,882
4.15%, 9/15/2027(b) 60,000 58,685
4.75%, 1/20/2028(b) 40,000 39,830
1.50%, 3/6/2028(b) 250,000 221,218
4.95%, 7/14/2028 35,000 35,037
4.50%, 1/16/2029 50,000 49,151
3.35%, 4/18/2029(b) 40,000 37,463
4.85%, 6/11/2029 50,000 49,838
4.85%, 10/11/2029 40,000 40,000
4.70%, 6/10/2030(b) 40,000 39,606
1.45%, 1/15/2031(b) 200,000 162,397
4.90%, 3/7/2031(b) 25,000 24,879
4.35%, 9/15/2032 60,000 57,352
5.10%, 4/11/2034 50,000 49,858
Series MTN1, 5.05%,
6/12/2034(b) 50,000 49,648
PACCAR Financial Corp. ,
3.55%, 8/11/2025 30,000 29,455
4.95%, 10/3/2025 80,000 79,694
4.45%, 3/30/2026 20,000 19,800

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
PACCAR Financial Corp.,
5.20%, 11/9/2026 25,000 25,092
2.00%, 2/4/2027 100,000 92,772
5.00%, 5/13/2027 25,000 25,057
4.60%, 1/10/2028 100,000 99,030
4.60%, 1/31/2029 25,000 24,726
5.00%, 3/22/2034 25,000 24,903
Synchrony Financial ,
4.50%, 7/23/2025(b) 275,000 270,368
2.88%, 10/28/2031(b) 180,000 144,345
Toyota Motor Credit Corp. ,
3.65%, 8/18/2025 75,000 73,634
5.60%, 9/11/2025 25,000 25,098
4.80%, 1/5/2026 25,000 24,876
5.20%, 5/15/2026 25,000 25,041
4.45%, 5/18/2026 60,000 59,232
1.13%, 6/18/2026 500,000 463,038
5.00%, 8/14/2026 100,000 99,772
5.40%, 11/20/2026 50,000 50,350
3.20%, 1/11/2027(b) 200,000 191,425
1.90%, 1/13/2027(b) 100,000 92,494
Series B, 5.00%, 3/19/2027 50,000 49,996
3.05%, 3/22/2027(b) 100,000 94,964
4.55%, 9/20/2027 90,000 88,897
4.63%, 1/12/2028 40,000 39,623
5.25%, 9/11/2028 25,000 25,286
4.65%, 1/5/2029 25,000 24,694
5.05%, 5/16/2029 25,000 25,087
4.45%, 6/29/2029 90,000 88,253
2.15%, 2/13/2030(b) 500,000 431,838
4.55%, 5/17/2030 60,000 58,623
5.10%, 3/21/2031 50,000 50,022
1.90%, 9/12/2031(b) 100,000 81,160
4.70%, 1/12/2033 45,000 43,749
18,539,420
Consumer Staples Distribution & Retail 0 .3%
Costco Wholesale Corp. ,
1.60%, 4/20/2030(b) 500,000 420,271
Dollar General Corp. ,
4.63%, 11/1/2027 70,000 68,375
5.20%, 7/5/2028 20,000 19,952
3.50%, 4/3/2030(b) 500,000 456,704
5.00%, 11/1/2032(b) 75,000 73,081
5.45%, 7/5/2033 20,000 19,884
Dollar Tree, Inc. ,
2.65%, 12/1/2031(b) 50,000 41,537
3.38%, 12/1/2051 50,000 32,563
Kroger Co. (The) ,
7.50%, 4/1/2031(b) 257,000 288,498
5.40%, 7/15/2040 200,000 194,031
5.40%, 1/15/2049 50,000 47,308
3.95%, 1/15/2050(b) 100,000 77,110
Sysco Corp. ,
5.75%, 1/17/2029(b) 25,000 25,595
2.40%, 2/15/2030(b) 100,000 86,641
5.95%, 4/1/2030(b) 200,000 208,138
2.45%, 12/14/2031 100,000 82,586
6.00%, 1/17/2034(b) 25,000 26,240
6.60%, 4/1/2050(b) 300,000 333,899
3.15%, 12/14/2051 50,000 32,717
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Target Corp. ,
2.50%, 4/15/2026(b) 750,000 718,167
1.95%, 1/15/2027 130,000 120,978
2.35%, 2/15/2030(b) 105,000 92,029
2.65%, 9/15/2030(b) 50,000 44,309
4.50%, 9/15/2032(b) 100,000 96,406
4.40%, 1/15/2033 150,000 143,967
3.63%, 4/15/2046 200,000 153,135
4.80%, 1/15/2053 150,000 135,969
Walmart, Inc. ,
3.90%, 9/9/2025 60,000 59,139
4.00%, 4/15/2026 30,000 29,523
1.05%, 9/17/2026(b) 50,000 46,092
3.95%, 9/9/2027(b) 60,000 58,622
3.90%, 4/15/2028 45,000 43,844
3.70%, 6/26/2028(b) 300,000 290,974
1.50%, 9/22/2028(b) 100,000 88,329
4.00%, 4/15/2030(b) 160,000 155,348
1.80%, 9/22/2031(b) 300,000 247,181
4.15%, 9/9/2032 60,000 57,877
4.10%, 4/15/2033 80,000 76,219
6.50%, 8/15/2037 350,000 396,237
2.50%, 9/22/2041 200,000 138,537
4.05%, 6/29/2048 125,000 103,804
2.65%, 9/22/2051 400,000 250,691
4.50%, 4/15/2053(b) 80,000 70,809
6,153,316
Containers & Packaging 0 .1%
Amcor Finance USA, Inc. ,
5.63%, 5/26/2033 40,000 40,436
Amcor Flexibles North
America, Inc. ,
2.63%, 6/19/2030 50,000 42,898
2.69%, 5/25/2031(b) 75,000 63,021
Avery Dennison Corp. ,
2.25%, 2/15/2032 100,000 80,952
5.75%, 3/15/2033 90,000 92,274
Berry Global, Inc. ,
1.57%, 1/15/2026(b) 300,000 281,853
5.80%, 6/15/2031(b)(c) 50,000 49,927
5.65%, 1/15/2034(b)(c) 30,000 29,301
International Paper Co. ,
6.00%, 11/15/2041(b) 350,000 351,623
Packaging Corp. of America ,
3.00%, 12/15/2029 50,000 44,730
4.05%, 12/15/2049 100,000 78,524
3.05%, 10/1/2051 40,000 26,091
Sonoco Products Co. ,
2.25%, 2/1/2027 165,000 152,913
3.13%, 5/1/2030(b) 50,000 44,481
2.85%, 2/1/2032(b) 200,000 166,177
WRKCo, Inc. ,
4.90%, 3/15/2029 250,000 248,404
1,793,605
Distributors 0 .0%
†
Genuine Parts Co. ,
6.50%, 11/1/2028 25,000 26,201
6.88%, 11/1/2033 25,000 27,453
53,654

20 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services 0 .1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049(b) 35,000 27,097
California Institute of
Technology ,
3.65%, 9/1/2119 100,000 66,228
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 71,250
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 61,829
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 23,499
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 92,970
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111(b) 100,000 105,291
4.68%, 7/1/2114(b) 75,000 66,275
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 17,949
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 55,198
3.30%, 7/15/2056(b) 200,000 143,170
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 13,419
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050 84,000 54,067
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 29,219
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051 200,000 133,756
4.98%, 10/1/2053 75,000 72,673
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 37,756
1,071,646
Diversified REITs 0 .1%
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 85,000 67,548
Digital Realty Trust LP ,
5.55%, 1/15/2028(b) 380,000 383,367
Equinix Europe 2 Financing
Corp. LLC ,
5.50%, 6/15/2034(b) 50,000 49,919
GLP Capital LP ,
5.30%, 1/15/2029(b) 500,000 492,637
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs
Rayonier LP ,
2.75%, 5/17/2031(b) 45,000 37,522
Simon Property Group LP ,
3.30%, 1/15/2026 170,000 164,720
1.38%, 1/15/2027 100,000 91,238
2.45%, 9/13/2029(b) 250,000 219,638
2.65%, 2/1/2032 100,000 83,464
5.50%, 3/8/2033 100,000 100,560
4.25%, 11/30/2046(b) 350,000 280,962
5.85%, 3/8/2053(b) 100,000 99,420
Store Capital LLC ,
2.70%, 12/1/2031(b) 100,000 80,082
VICI Properties LP ,
4.75%, 2/15/2028(b) 85,000 83,023
4.95%, 2/15/2030 80,000 77,179
5.13%, 5/15/2032(b) 85,000 80,983
5.63%, 5/15/2052(b) 30,000 27,011
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 112,041
2.45%, 2/1/2032(b) 70,000 56,763
5.38%, 6/30/2034 25,000 24,316
2,612,393
Diversified Telecommunication Services 0 .7%
AT&T, Inc. ,
1.70%, 3/25/2026 300,000 281,615
2.30%, 6/1/2027(b) 300,000 277,515
1.65%, 2/1/2028 200,000 177,607
4.35%, 3/1/2029(b) 500,000 484,590
4.30%, 2/15/2030(b) 300,000 287,411
2.75%, 6/1/2031(b) 500,000 428,147
2.25%, 2/1/2032 300,000 243,360
2.55%, 12/1/2033(b) 360,000 286,253
5.40%, 2/15/2034 110,000 110,001
4.50%, 5/15/2035 310,000 285,481
4.85%, 3/1/2039(b) 150,000 137,395
3.50%, 6/1/2041(b) 300,000 229,200
4.65%, 6/1/2044 250,000 213,634
4.50%, 3/9/2048(b) 300,000 247,349
3.65%, 6/1/2051 500,000 353,167
3.50%, 9/15/2053 740,000 502,340
3.55%, 9/15/2055 975,000 657,336
3.80%, 12/1/2057(b) 514,000 359,099
3.65%, 9/15/2059 379,000 254,166
Bell Canada (The) ,
5.10%, 5/11/2033 60,000 58,841
Series US-4, 3.65%,
3/17/2051(b) 250,000 179,348
3.65%, 8/15/2052(b) 50,000 36,171
Bell Telephone Co. of Canada
or Bell Canada ,
5.20%, 2/15/2034(b) 50,000 48,828
5.55%, 2/15/2054(b) 50,000 48,460
British Telecommunications
plc ,
9.62%, 12/15/2030(f) 250,000 305,252
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(f) 369,000 430,150
Orange SA ,
9.00%, 3/1/2031(b)(f) 100,000 119,276
5.38%, 1/13/2042(b) 250,000 238,682

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Sprint Capital Corp. ,
6.88%, 11/15/2028 400,000 424,041
8.75%, 3/15/2032(b) 200,000 240,562
Telefonica Emisiones SA ,
7.05%, 6/20/2036(b) 300,000 326,402
5.21%, 3/8/2047(b) 250,000 220,812
5.52%, 3/1/2049(b) 150,000 138,691
TELUS Corp. ,
2.80%, 2/16/2027(b) 200,000 188,104
3.40%, 5/13/2032(b) 60,000 52,110
4.30%, 6/15/2049(b) 100,000 78,925
Verizon Communications, Inc. ,
0.85%, 11/20/2025(b) 250,000 235,002
1.45%, 3/20/2026(b) 105,000 98,302
4.13%, 3/16/2027(b) 300,000 292,438
2.10%, 3/22/2028(b) 125,000 112,416
4.33%, 9/21/2028 283,000 275,174
3.88%, 2/8/2029(b) 110,000 104,549
4.02%, 12/3/2029 400,000 378,055
3.15%, 3/22/2030 200,000 180,349
1.75%, 1/20/2031(b) 500,000 404,635
2.55%, 3/21/2031(b) 348,000 295,664
2.36%, 3/15/2032 840,000 686,680
5.05%, 5/9/2033(b) 45,000 44,364
4.50%, 8/10/2033 250,000 235,028
4.81%, 3/15/2039 385,000 357,022
3.40%, 3/22/2041 530,000 405,287
2.85%, 9/3/2041(b) 110,000 77,068
2.88%, 11/20/2050(b) 700,000 440,333
3.55%, 3/22/2051(b) 270,000 194,302
3.88%, 3/1/2052(b) 90,000 68,271
5.50%, 2/23/2054(b) 25,000 24,473
2.99%, 10/30/2056 500,000 306,110
3.00%, 11/20/2060 180,000 107,660
3.70%, 3/22/2061(b) 350,000 246,953
14,520,456
Electric Utilities 1 .6%
AEP Texas, Inc. ,
5.45%, 5/15/2029 25,000 25,130
4.70%, 5/15/2032(b) 20,000 18,825
5.70%, 5/15/2034(b) 25,000 24,826
5.25%, 5/15/2052(b) 20,000 17,862
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 50,000 29,944
Series O, 4.50%, 6/15/2052 80,000 66,340
5.40%, 3/15/2053(b) 440,000 420,560
Alabama Power Co. ,
3.75%, 9/1/2027 40,000 38,549
3.94%, 9/1/2032 40,000 36,707
5.85%, 11/15/2033 25,000 26,009
4.15%, 8/15/2044 350,000 288,568
3.13%, 7/15/2051 80,000 52,950
American Electric Power Co.,
Inc. ,
5.75%, 11/1/2027(b) 100,000 101,652
5.20%, 1/15/2029(b) 50,000 49,730
5.95%, 11/1/2032 100,000 102,315
5.63%, 3/1/2033(b) 24,000 23,912
Appalachian Power Co. ,
Series BB, 4.50%,
8/1/2032(b) 30,000 27,725
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Appalachian Power Co.,
5.65%, 4/1/2034 25,000 24,753
Arizona Public Service Co. ,
2.60%, 8/15/2029 50,000 44,265
2.20%, 12/15/2031 100,000 80,575
6.35%, 12/15/2032 100,000 104,959
5.55%, 8/1/2033 25,000 24,785
5.70%, 8/15/2034(b) 25,000 24,961
3.50%, 12/1/2049 200,000 135,875
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031(b) 80,000 66,650
5.30%, 6/1/2034 25,000 24,859
3.20%, 9/15/2049 115,000 76,503
2.90%, 6/15/2050 60,000 37,670
4.55%, 6/1/2052 30,000 25,003
5.40%, 6/1/2053(b) 25,000 23,848
5.65%, 6/1/2054 25,000 24,698
CenterPoint Energy Houston
Electric LLC ,
5.20%, 10/1/2028(b) 105,000 105,877
Series ai., 4.45%, 10/1/2032 40,000 37,874
4.50%, 4/1/2044(b) 250,000 217,525
Series AD, 2.90%, 7/1/2050 60,000 38,411
Series AJ, 4.85%, 10/1/2052 40,000 35,530
Commonwealth Edison Co. ,
5.30%, 6/1/2034 25,000 25,002
4.35%, 11/15/2045 200,000 168,107
3.65%, 6/15/2046 250,000 185,899
4.00%, 3/1/2048(b) 350,000 271,886
Series 127, 3.20%,
11/15/2049 155,000 103,547
Series 131, 2.75%, 9/1/2051 200,000 119,263
Connecticut Light and Power
Co. (The) ,
4.65%, 1/1/2029(b) 25,000 24,703
Series A, 2.05%, 7/1/2031 100,000 81,640
4.90%, 7/1/2033 25,000 24,332
5.25%, 1/15/2053 100,000 95,670
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%, 12/1/2031 50,000 41,150
6.05%, 1/15/2038 150,000 156,565
5.10%, 6/1/2065 100,000 88,104
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 40,000 34,563
5.20%, 4/1/2033(b) 40,000 39,957
5.20%, 3/1/2034(b) 50,000 49,840
4.30%, 7/1/2044 500,000 424,522
Series B, 3.65%, 3/1/2052 25,000 18,392
5.40%, 4/1/2053(b) 40,000 39,004
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026(b) 500,000 476,368
2.45%, 2/1/2030 100,000 87,476
2.85%, 3/15/2032 70,000 59,971
4.95%, 1/15/2033 80,000 78,630
4.85%, 1/15/2034(b) 25,000 24,193
6.00%, 1/15/2038 400,000 415,994
3.20%, 8/15/2049 50,000 33,539
3.55%, 3/15/2052 35,000 24,714
5.35%, 1/15/2053(b) 100,000 94,984
5.40%, 1/15/2054(b) 84,000 80,592

22 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Corp. ,
0.90%, 9/15/2025 50,000 47,354
5.00%, 12/8/2025 65,000 64,676
4.85%, 1/5/2027 25,000 24,807
5.00%, 12/8/2027 85,000 84,574
4.30%, 3/15/2028(b) 80,000 77,612
4.85%, 1/5/2029(b) 25,000 24,685
2.45%, 6/1/2030(b) 70,000 60,104
2.55%, 6/15/2031(b) 150,000 125,581
4.50%, 8/15/2032(b) 90,000 84,155
5.75%, 9/15/2033(b) 75,000 76,161
5.45%, 6/15/2034 25,000 24,710
3.50%, 6/15/2051 200,000 135,225
5.00%, 8/15/2052(b) 90,000 78,186
6.10%, 9/15/2053(b) 75,000 76,119
5.80%, 6/15/2054 25,000 24,285
Duke Energy Florida LLC ,
3.20%, 1/15/2027(b) 250,000 238,660
2.50%, 12/1/2029 70,000 61,742
2.40%, 12/15/2031(b) 95,000 78,878
5.65%, 4/1/2040 300,000 298,668
3.40%, 10/1/2046 500,000 351,890
3.00%, 12/15/2051 45,000 28,272
6.20%, 11/15/2053 25,000 26,483
Duke Energy Indiana LLC ,
5.25%, 3/1/2034 25,000 24,903
6.35%, 8/15/2038 250,000 266,300
5.40%, 4/1/2053(b) 40,000 37,873
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 130,850
5.25%, 4/1/2033 25,000 24,783
5.55%, 3/15/2054 25,000 24,080
Duke Energy Progress LLC ,
3.40%, 4/1/2032 50,000 44,184
5.25%, 3/15/2033 30,000 29,910
5.10%, 3/15/2034(b) 25,000 24,794
4.15%, 12/1/2044 100,000 80,538
4.20%, 8/15/2045 250,000 201,713
5.35%, 3/15/2053 50,000 46,884
Edison International ,
4.70%, 8/15/2025 40,000 39,542
4.13%, 3/15/2028(b) 500,000 477,593
5.25%, 11/15/2028 25,000 24,781
5.45%, 6/15/2029 50,000 49,971
Emera US Finance LP ,
4.75%, 6/15/2046(b) 200,000 164,576
Entergy Arkansas LLC ,
5.15%, 1/15/2033(b) 100,000 98,927
5.30%, 9/15/2033 40,000 39,854
5.45%, 6/1/2034 25,000 25,034
5.75%, 6/1/2054 25,000 24,806
Entergy Corp. ,
1.90%, 6/15/2028(b) 500,000 440,706
2.80%, 6/15/2030 80,000 69,873
3.75%, 6/15/2050 35,000 24,742
Entergy Louisiana LLC ,
5.35%, 3/15/2034(b) 25,000 24,806
4.75%, 9/15/2052 200,000 172,221
5.70%, 3/15/2054 25,000 24,589
Entergy Mississippi LLC ,
5.00%, 9/1/2033 20,000 19,377
5.85%, 6/1/2054 25,000 24,881
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Entergy Texas, Inc. ,
4.00%, 3/30/2029 50,000 47,894
1.75%, 3/15/2031(b) 400,000 322,386
3.55%, 9/30/2049(b) 200,000 142,955
5.00%, 9/15/2052(b) 20,000 17,724
5.80%, 9/1/2053 25,000 24,993
Evergy Kansas Central, Inc. ,
5.90%, 11/15/2033 25,000 25,703
4.10%, 4/1/2043 200,000 162,677
5.70%, 3/15/2053 20,000 19,603
Evergy Metro, Inc. ,
4.95%, 4/15/2033 30,000 29,062
5.40%, 4/1/2034 25,000 24,807
Evergy, Inc. ,
2.90%, 9/15/2029(b) 250,000 223,293
Eversource Energy ,
Series Q, 0.80%, 8/15/2025 100,000 94,753
4.75%, 5/15/2026(b) 30,000 29,608
5.00%, 1/1/2027 25,000 24,800
2.90%, 3/1/2027(b) 50,000 46,977
4.60%, 7/1/2027 35,000 34,274
5.45%, 3/1/2028(b) 95,000 95,280
5.95%, 2/1/2029(b) 50,000 51,095
Series O, 4.25%,
4/1/2029(b) 400,000 380,654
Series R, 1.65%, 8/15/2030 100,000 80,640
5.85%, 4/15/2031(b) 50,000 50,624
3.38%, 3/1/2032 50,000 42,904
5.13%, 5/15/2033(b) 40,000 38,398
5.50%, 1/1/2034 50,000 49,054
5.95%, 7/15/2034 50,000 50,433
3.45%, 1/15/2050(b) 100,000 68,380
Exelon Corp. ,
5.15%, 3/15/2028(b) 30,000 29,932
4.05%, 4/15/2030(b) 300,000 281,521
5.30%, 3/15/2033(b) 60,000 59,568
5.45%, 3/15/2034(b) 35,000 34,751
5.63%, 6/15/2035 300,000 299,359
4.10%, 3/15/2052 35,000 26,905
5.60%, 3/15/2053(b) 90,000 86,467
Florida Power & Light Co. ,
3.13%, 12/1/2025(b) 500,000 485,402
4.45%, 5/15/2026 25,000 24,696
5.05%, 4/1/2028(b) 35,000 35,129
4.40%, 5/15/2028 35,000 34,376
5.15%, 6/15/2029(b) 50,000 50,419
4.63%, 5/15/2030(b) 35,000 34,291
5.10%, 4/1/2033(b) 60,000 59,720
4.80%, 5/15/2033 25,000 24,307
5.30%, 6/15/2034 50,000 50,396
5.65%, 2/1/2037 450,000 460,623
3.95%, 3/1/2048(b) 500,000 392,868
2.88%, 12/4/2051 10,000 6,351
5.30%, 4/1/2053(b) 40,000 38,555
5.60%, 6/15/2054 45,000 45,457
Georgia Power Co. ,
4.65%, 5/16/2028 100,000 98,455
4.70%, 5/15/2032(b) 60,000 57,985
4.95%, 5/17/2033(b) 100,000 97,501
5.25%, 3/15/2034 50,000 49,842
4.30%, 3/15/2042 500,000 424,187
5.13%, 5/15/2052(b) 225,000 209,118

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Idaho Power Co. ,
5.50%, 3/15/2053(b) 20,000 19,064
5.80%, 4/1/2054 25,000 24,787
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 100,000 84,029
5.63%, 4/1/2053 30,000 29,187
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 200,000 187,285
5.70%, 10/15/2033 25,000 25,281
3.10%, 11/30/2051 70,000 44,292
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 20,000 20,123
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 450,000 355,678
MidAmerican Energy Co. ,
5.35%, 1/15/2034 25,000 25,343
5.80%, 10/15/2036 550,000 569,804
2.70%, 8/1/2052 100,000 60,044
5.85%, 9/15/2054 120,000 122,881
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 63,300
Nevada Power Co. ,
Series DD, 2.40%, 5/1/2030 100,000 86,112
Series EE, 3.13%, 8/1/2050 100,000 63,888
Series GG, 5.90%, 5/1/2053 30,000 29,983
6.00%, 3/15/2054 50,000 50,804
NextEra Energy Capital
Holdings, Inc. ,
1.88%, 1/15/2027 270,000 248,735
4.63%, 7/15/2027(b) 150,000 147,548
4.90%, 2/28/2028 100,000 99,041
1.90%, 6/15/2028(b) 125,000 110,520
2.75%, 11/1/2029(b) 245,000 217,894
5.00%, 2/28/2030(b) 100,000 99,183
2.25%, 6/1/2030(b) 300,000 255,772
2.44%, 1/15/2032(b) 145,000 118,876
5.00%, 7/15/2032(b) 105,000 102,247
5.05%, 2/28/2033(b) 100,000 97,195
5.25%, 3/15/2034(b) 90,000 88,429
3.00%, 1/15/2052(b) 85,000 53,882
5.25%, 2/28/2053(b) 100,000 93,055
5.55%, 3/15/2054 50,000 47,822
Northern States Power Co. ,
4.00%, 8/15/2045(b) 165,000 130,335
4.50%, 6/1/2052 25,000 21,115
5.10%, 5/15/2053(b) 40,000 36,866
5.40%, 3/15/2054 30,000 28,904
5.65%, 6/15/2054 25,000 24,933
NSTAR Electric Co. ,
3.95%, 4/1/2030(b) 200,000 188,798
5.40%, 6/1/2034 25,000 25,022
OGE Energy Corp. ,
5.45%, 5/15/2029(b) 25,000 25,191
Ohio Power Co. ,
5.65%, 6/1/2034 25,000 25,104
Series R, 2.90%, 10/1/2051 90,000 55,002
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033(b) 150,000 150,543
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Oncor Electric Delivery Co.
LLC ,
4.55%, 9/15/2032 40,000 38,220
5.65%, 11/15/2033 55,000 56,418
4.55%, 12/1/2041 150,000 133,391
5.30%, 6/1/2042 150,000 144,520
3.10%, 9/15/2049 50,000 33,246
2.70%, 11/15/2051 105,000 62,495
4.60%, 6/1/2052 90,000 76,628
4.95%, 9/15/2052(b) 100,000 90,472
5.55%, 6/15/2054(c) 50,000 49,032
Pacific Gas and Electric Co. ,
3.15%, 1/1/2026(b) 350,000 337,111
5.45%, 6/15/2027 100,000 100,051
3.75%, 7/1/2028(b) 150,000 140,845
6.10%, 1/15/2029(b) 30,000 30,704
4.20%, 3/1/2029 200,000 189,183
5.55%, 5/15/2029 50,000 50,112
4.55%, 7/1/2030(b) 250,000 236,912
2.50%, 2/1/2031 150,000 123,648
3.25%, 6/1/2031(b) 200,000 171,962
5.90%, 6/15/2032 100,000 100,074
6.15%, 1/15/2033 115,000 116,826
6.40%, 6/15/2033(b) 40,000 41,312
6.95%, 3/15/2034 75,000 80,754
5.80%, 5/15/2034(b) 50,000 49,682
4.50%, 7/1/2040 100,000 82,355
4.20%, 6/1/2041(b) 250,000 195,832
4.95%, 7/1/2050 250,000 206,555
5.25%, 3/1/2052(b) 200,000 171,456
6.75%, 1/15/2053 135,000 140,122
6.70%, 4/1/2053(b) 30,000 31,217
PacifiCorp ,
5.10%, 2/15/2029(b) 50,000 49,966
5.30%, 2/15/2031 50,000 49,839
5.45%, 2/15/2034 50,000 49,392
5.25%, 6/15/2035(b) 177,000 171,764
2.90%, 6/15/2052 550,000 324,073
5.35%, 12/1/2053(b) 100,000 90,743
5.50%, 5/15/2054(b) 65,000 60,387
5.80%, 1/15/2055(b) 100,000 96,826
PECO Energy Co. ,
4.90%, 6/15/2033(b) 44,000 43,096
3.70%, 9/15/2047 250,000 189,293
4.60%, 5/15/2052 30,000 25,798
4.38%, 8/15/2052 30,000 24,674
PG&E Wildfire Recovery
Funding LLC ,
Series A-2, 4.26%, 6/1/2036 1,000,000 933,924
Potomac Electric Power Co. ,
5.20%, 3/15/2034(b) 25,000 24,989
5.50%, 3/15/2054 25,000 24,368
PPL Electric Utilities Corp. ,
5.00%, 5/15/2033 100,000 98,618
4.85%, 2/15/2034 25,000 24,326
5.25%, 5/15/2053 100,000 95,198
Progress Energy, Inc. ,
7.75%, 3/1/2031 136,000 152,622
Public Service Co. of
Colorado ,
Series 35, 1.90%,
1/15/2031(b) 200,000 162,446

24 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Public Service Co. of
Colorado,
Series 38, 4.10%, 6/1/2032 30,000 27,634
5.35%, 5/15/2034 25,000 24,780
4.30%, 3/15/2044 250,000 203,525
Series 34, 3.20%, 3/1/2050 200,000 131,471
Series 36, 2.70%, 1/15/2051 200,000 118,073
Series 39, 4.50%, 6/1/2052 30,000 24,318
5.25%, 4/1/2053 80,000 73,104
5.75%, 5/15/2054 25,000 24,685
Public Service Co. of New
Hampshire ,
5.35%, 10/1/2033 75,000 75,422
5.15%, 1/15/2053 45,000 42,104
Public Service Co. of
Oklahoma ,
Series J, 2.20%, 8/15/2031 100,000 80,808
5.25%, 1/15/2033 100,000 97,820
Series K, 3.15%,
8/15/2051(b) 50,000 32,177
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031 165,000 133,519
4.90%, 12/15/2032 100,000 98,407
4.65%, 3/15/2033 30,000 28,915
5.20%, 3/1/2034(b) 50,000 50,020
3.95%, 5/1/2042 400,000 327,215
3.20%, 8/1/2049 250,000 172,205
5.45%, 3/1/2054 50,000 49,301
Sierra Pacific Power Co. ,
5.90%, 3/15/2054(b) 50,000 49,739
Southern California Edison
Co. ,
5.35%, 3/1/2026(b) 50,000 49,897
4.90%, 6/1/2026 30,000 29,755
4.88%, 2/1/2027 50,000 49,630
Series D, 4.70%, 6/1/2027 75,000 73,950
5.85%, 11/1/2027 35,000 35,681
5.15%, 6/1/2029 50,000 49,953
Series G, 2.50%,
6/1/2031(b) 100,000 83,926
5.45%, 6/1/2031 45,000 45,322
2.75%, 2/1/2032 100,000 84,340
5.95%, 11/1/2032 25,000 25,835
6.00%, 1/15/2034 177,000 183,142
5.20%, 6/1/2034 50,000 48,822
4.00%, 4/1/2047 200,000 153,062
Series C, 4.13%,
3/1/2048(b) 200,000 155,275
Series B, 4.88%, 3/1/2049 300,000 259,575
3.65%, 2/1/2050(b) 300,000 213,241
Series H, 3.65%,
6/1/2051(b) 30,000 21,155
Series E, 5.45%, 6/1/2052 40,000 37,572
5.88%, 12/1/2053 40,000 39,902
5.75%, 4/15/2054 50,000 48,933
Southern Co. (The) ,
5.15%, 10/6/2025(b) 50,000 49,771
3.25%, 7/1/2026(b) 295,000 283,615
4.85%, 6/15/2028 40,000 39,583
5.50%, 3/15/2029 50,000 50,658
5.20%, 6/15/2033(b) 40,000 39,271
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern Co. (The),
5.70%, 3/15/2034(b) 50,000 50,834
4.40%, 7/1/2046(b) 200,000 167,000
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.73%), 4.00%,
1/15/2051(b)(d) 300,000 290,861
Southwestern Electric Power
Co. ,
Series K, 2.75%,
10/1/2026(b) 200,000 188,842
5.30%, 4/1/2033 25,000 24,222
Series L, 3.85%, 2/1/2048 300,000 215,642
3.25%, 11/1/2051 100,000 62,922
Southwestern Public Service
Co. ,
6.00%, 6/1/2054 25,000 24,927
Tampa Electric Co. ,
4.90%, 3/1/2029 35,000 34,726
4.10%, 6/15/2042 100,000 82,201
3.63%, 6/15/2050 40,000 28,818
5.00%, 7/15/2052 35,000 31,376
Tucson Electric Power Co. ,
3.25%, 5/15/2032 20,000 17,433
5.50%, 4/15/2053 100,000 96,318
Union Electric Co. ,
2.15%, 3/15/2032(b) 100,000 80,368
5.20%, 4/1/2034(b) 50,000 49,631
3.65%, 4/15/2045 250,000 187,938
5.45%, 3/15/2053(b) 100,000 96,183
5.25%, 1/15/2054(b) 25,000 23,323
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 41,142
5.00%, 4/1/2033 40,000 38,938
5.30%, 8/15/2033(b) 50,000 49,726
5.00%, 1/15/2034 25,000 24,299
Series B, 4.20%, 5/15/2045 200,000 163,223
2.95%, 11/15/2051 50,000 31,229
Series C, 4.63%, 5/15/2052 40,000 33,653
5.45%, 4/1/2053(b) 90,000 85,881
5.70%, 8/15/2053 50,000 49,719
5.35%, 1/15/2054(b) 25,000 23,588
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028(b) 245,000 216,792
5.00%, 5/15/2029(b) 25,000 25,044
4.75%, 9/30/2032 25,000 24,407
5.63%, 5/15/2033(b) 59,000 61,524
Wisconsin Power and Light
Co. ,
3.95%, 9/1/2032 100,000 91,397
Wisconsin Public Service
Corp. ,
5.35%, 11/10/2025 30,000 29,980
Xcel Energy, Inc. ,
4.60%, 6/1/2032(b) 60,000 56,103
5.45%, 8/15/2033(b) 100,000 98,243
5.50%, 3/15/2034(b) 50,000 49,257
6.50%, 7/1/2036 177,000 185,020
33,805,114

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment 0 .1%
Eaton Corp. ,
3.10%, 9/15/2027(b) 500,000 472,076
4.15%, 3/15/2033(b) 20,000 18,729
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 177,308
1.95%, 10/15/2030(b) 100,000 84,486
2.20%, 12/21/2031 100,000 83,352
2.80%, 12/21/2051(b) 45,000 28,288
Regal Rexnord Corp. ,
6.05%, 4/15/2028(b) 20,000 20,240
6.40%, 4/15/2033(b) 120,000 122,782
Rockwell Automation, Inc. ,
1.75%, 8/15/2031 50,000 40,348
2.80%, 8/15/2061 60,000 34,403
1,082,012
Electronic Equipment, Instruments & Components 0 .1%
Allegion US Holding Co., Inc. ,
5.41%, 7/1/2032(b) 30,000 29,928
5.60%, 5/29/2034(b) 25,000 25,012
Amphenol Corp. ,
5.05%, 4/5/2029(b) 25,000 25,075
2.80%, 2/15/2030 250,000 222,556
Arrow Electronics, Inc. ,
2.95%, 2/15/2032(b) 160,000 133,863
5.88%, 4/10/2034 25,000 24,747
Avnet, Inc. ,
6.25%, 3/15/2028(b) 30,000 30,781
3.00%, 5/15/2031 100,000 83,956
5.50%, 6/1/2032 20,000 19,345
CDW LLC ,
2.67%, 12/1/2026(b) 150,000 140,123
3.28%, 12/1/2028 150,000 136,159
3.57%, 12/1/2031(b) 150,000 131,012
Corning, Inc. ,
4.38%, 11/15/2057(b) 380,000 298,045
Flex Ltd. ,
6.00%, 1/15/2028(b) 20,000 20,265
Jabil, Inc. ,
1.70%, 4/15/2026 140,000 130,779
4.25%, 5/15/2027 30,000 29,066
3.00%, 1/15/2031(b) 270,000 229,645
Keysight Technologies, Inc. ,
3.00%, 10/30/2029 75,000 66,807
Tyco Electronics Group SA ,
4.50%, 2/13/2026 50,000 49,528
1,826,692
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026(b) 345,000 320,198
3.34%, 12/15/2027(b) 285,000 269,417
3.14%, 11/7/2029(b) 85,000 77,374
5.13%, 9/15/2040(b) 200,000 190,224
Halliburton Co. ,
3.80%, 11/15/2025 101,000 98,833
6.70%, 9/15/2038 300,000 329,739
5.00%, 11/15/2045(b) 300,000 271,572
NOV, Inc. ,
3.95%, 12/1/2042(b) 90,000 68,013
Schlumberger Investment SA ,
4.50%, 5/15/2028 40,000 39,367
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services
Schlumberger Investment SA,
2.65%, 6/26/2030(b) 300,000 264,065
4.85%, 5/15/2033 40,000 39,181
5.00%, 6/1/2034(b) 50,000 49,216
2,017,199
Entertainment 0 .3%
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 103,552
Netflix, Inc. ,
4.88%, 4/15/2028(b) 300,000 298,469
5.88%, 11/15/2028(b) 400,000 412,128
Take-Two Interactive
Software, Inc. ,
5.00%, 3/28/2026(b) 80,000 79,480
3.70%, 4/14/2027(b) 45,000 43,258
4.95%, 3/28/2028(b) 80,000 79,260
5.40%, 6/12/2029 25,000 25,143
4.00%, 4/14/2032(b) 55,000 50,036
5.60%, 6/12/2034 25,000 24,937
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 325,000 316,720
3.00%, 2/13/2026(b) 150,000 144,602
3.00%, 7/30/2046 150,000 102,015
Walt Disney Co. (The) ,
1.75%, 1/13/2026(b) 100,000 94,878
2.00%, 9/1/2029(b) 300,000 260,742
2.65%, 1/13/2031(b) 200,000 174,566
6.55%, 3/15/2033(b) 300,000 330,295
6.20%, 12/15/2034(b) 245,000 266,200
6.65%, 11/15/2037 150,000 168,637
3.50%, 5/13/2040 100,000 79,782
5.40%, 10/1/2043 300,000 296,782
2.75%, 9/1/2049 300,000 190,567
4.70%, 3/23/2050 200,000 180,694
3.60%, 1/13/2051(b) 100,000 74,533
3.80%, 5/13/2060(b) 130,000 96,320
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 450,000 427,239
4.05%, 3/15/2029(b) 130,000 120,054
4.28%, 3/15/2032(b) 230,000 200,751
5.05%, 3/15/2042(b) 580,000 471,777
5.14%, 3/15/2052(b) 750,000 583,956
5,697,373
Financial Services 0 .6%
Apollo Global Management,
Inc. ,
6.38%, 11/15/2033 25,000 26,381
Berkshire Hathaway, Inc. ,
3.13%, 3/15/2026(b) 400,000 387,172
4.50%, 2/11/2043 250,000 231,790
Block Financial LLC ,
2.50%, 7/15/2028 105,000 94,100
Corebridge Financial, Inc. ,
3.65%, 4/5/2027(b) 50,000 47,846
3.85%, 4/5/2029(b) 50,000 46,862
3.90%, 4/5/2032(b) 50,000 44,755
6.05%, 9/15/2033(b)(c) 50,000 51,278
5.75%, 1/15/2034(b) 25,000 25,166
4.35%, 4/5/2042(b) 50,000 41,111
4.40%, 4/5/2052(b) 210,000 165,102

26 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Enact Holdings, Inc. ,
6.25%, 5/28/2029(b) 50,000 50,015
Equitable Holdings, Inc. ,
4.35%, 4/20/2028(b) 650,000 628,329
5.59%, 1/11/2033(b) 150,000 151,929
Essent Group Ltd. ,
6.25%, 7/1/2029 25,000 24,982
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026(b) 95,000 88,501
1.65%, 3/1/2028(b) 110,000 96,888
3.10%, 3/1/2041 75,000 53,855
Fiserv, Inc. ,
3.20%, 7/1/2026(b) 300,000 287,887
5.15%, 3/15/2027(b) 50,000 50,026
2.25%, 6/1/2027(b) 400,000 369,090
5.45%, 3/2/2028(b) 60,000 60,538
5.38%, 8/21/2028(b) 50,000 50,359
3.50%, 7/1/2029 300,000 277,359
2.65%, 6/1/2030(b) 215,000 187,034
5.35%, 3/15/2031 50,000 49,971
5.60%, 3/2/2033 40,000 40,329
5.63%, 8/21/2033 50,000 50,422
5.45%, 3/15/2034(b) 50,000 49,687
4.40%, 7/1/2049(b) 200,000 162,309
Global Payments, Inc. ,
1.20%, 3/1/2026(b) 300,000 279,229
2.15%, 1/15/2027(b) 90,000 83,354
4.45%, 6/1/2028(b) 300,000 289,852
3.20%, 8/15/2029(b) 150,000 134,762
5.30%, 8/15/2029(b) 45,000 44,688
2.90%, 11/15/2031 155,000 129,785
5.95%, 8/15/2052(b) 30,000 28,899
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. ,
6.38%, 7/1/2034(c) 50,000 48,948
Jackson Financial, Inc. ,
3.13%, 11/23/2031(b) 200,000 167,624
Mastercard, Inc. ,
3.30%, 3/26/2027 60,000 57,560
4.88%, 3/9/2028(b) 40,000 40,214
2.95%, 6/1/2029(b) 200,000 183,809
3.35%, 3/26/2030(b) 370,000 342,359
2.00%, 11/18/2031(b) 300,000 246,579
4.85%, 3/9/2033(b) 50,000 49,774
4.88%, 5/9/2034 50,000 49,436
3.80%, 11/21/2046 250,000 198,117
National Rural Utilities
Cooperative Finance Corp. ,
5.45%, 10/30/2025 100,000 100,022
5.60%, 11/13/2026 25,000 25,222
4.80%, 2/5/2027 25,000 24,843
5.10%, 5/6/2027 25,000 24,996
4.80%, 3/15/2028 125,000 124,026
5.05%, 9/15/2028 25,000 25,055
4.85%, 2/7/2029(b) 25,000 24,850
3.70%, 3/15/2029(b) 100,000 94,204
5.15%, 6/15/2029 25,000 25,067
2.40%, 3/15/2030 185,000 159,946
5.00%, 2/7/2031 25,000 24,744
Series C, 8.00%, 3/1/2032 159,000 183,150
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
National Rural Utilities
Cooperative Finance Corp.,
2.75%, 4/15/2032 50,000 42,115
4.15%, 12/15/2032(b) 30,000 27,643
5.80%, 1/15/2033(b) 50,000 51,384
NMI Holdings, Inc. ,
6.00%, 8/15/2029 25,000 24,772
ORIX Corp. ,
5.00%, 9/13/2027 40,000 39,704
4.00%, 4/13/2032 50,000 46,262
5.20%, 9/13/2032 40,000 40,108
PayPal Holdings, Inc. ,
2.85%, 10/1/2029(b) 170,000 153,252
2.30%, 6/1/2030(b) 100,000 86,205
4.40%, 6/1/2032 60,000 57,086
5.15%, 6/1/2034 50,000 49,385
3.25%, 6/1/2050(b) 120,000 81,245
5.05%, 6/1/2052 60,000 54,806
5.50%, 6/1/2054(b) 50,000 48,423
5.25%, 6/1/2062(b) 60,000 54,761
Radian Group, Inc. ,
6.20%, 5/15/2029(b) 50,000 50,492
Shell International Finance
BV ,
2.88%, 5/10/2026(b) 500,000 480,762
2.38%, 11/7/2029(b) 150,000 132,337
4.13%, 5/11/2035 150,000 137,564
6.38%, 12/15/2038(b) 250,000 275,510
2.88%, 11/26/2041 50,000 35,633
4.55%, 8/12/2043(b) 200,000 178,237
4.38%, 5/11/2045 500,000 426,220
3.75%, 9/12/2046(b) 100,000 77,274
3.25%, 4/6/2050(b) 300,000 208,270
3.00%, 11/26/2051 100,000 65,472
Visa, Inc. ,
3.15%, 12/14/2025 635,000 617,556
1.10%, 2/15/2031(b) 300,000 238,848
4.30%, 12/14/2045 400,000 346,912
2.00%, 8/15/2050 300,000 168,679
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 241,251
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 152,518
11,792,873
Food Products 0 .4%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032(b) 20,000 17,104
4.02%, 4/16/2043 172,000 137,893
2.70%, 9/15/2051 80,000 48,910
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 100,000 85,546
Campbell Soup Co. ,
5.30%, 3/20/2026(b) 45,000 44,888
5.20%, 3/19/2027(b) 50,000 50,075
4.15%, 3/15/2028(b) 500,000 484,224
5.20%, 3/21/2029 50,000 50,029
5.40%, 3/21/2034(b) 50,000 49,672
Conagra Brands, Inc. ,
5.30%, 10/1/2026(b) 50,000 49,940
7.00%, 10/1/2028(b) 221,000 235,088
5.30%, 11/1/2038 250,000 235,281

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
General Mills, Inc. ,
4.70%, 1/30/2027 50,000 49,372
4.20%, 4/17/2028(b) 500,000 484,292
5.50%, 10/17/2028(b) 55,000 55,751
2.25%, 10/14/2031(b) 100,000 82,105
4.95%, 3/29/2033(b) 30,000 29,220
3.00%, 2/1/2051(b) 100,000 63,651
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 222,015
Hormel Foods Corp. ,
4.80%, 3/30/2027 45,000 44,826
1.70%, 6/3/2028(b) 200,000 177,790
3.05%, 6/3/2051 200,000 131,631
Ingredion, Inc. ,
2.90%, 6/1/2030 200,000 176,306
J M Smucker Co. (The) ,
5.90%, 11/15/2028(b) 75,000 77,251
2.13%, 3/15/2032(b) 100,000 80,040
6.20%, 11/15/2033(b) 75,000 78,765
4.25%, 3/15/2035(b) 300,000 268,346
6.50%, 11/15/2043 40,000 42,091
6.50%, 11/15/2053(b) 25,000 26,865
JBS USA Holding Lux Sarl ,
5.13%, 2/1/2028(b) 100,000 98,849
3.00%, 5/15/2032(b) 200,000 164,645
5.75%, 4/1/2033 73,000 72,826
6.75%, 3/15/2034(c) 140,000 148,415
4.38%, 2/2/2052 100,000 74,736
6.50%, 12/1/2052(b) 100,000 100,202
7.25%, 11/15/2053(b)(c) 100,000 109,106
Kellanova ,
3.25%, 4/1/2026(b) 125,000 120,563
5.25%, 3/1/2033 30,000 29,784
4.50%, 4/1/2046 250,000 208,164
5.75%, 5/16/2054 25,000 24,975
Kraft Heinz Foods Co. ,
3.00%, 6/1/2026(b) 400,000 383,086
5.00%, 6/4/2042 400,000 361,673
4.38%, 6/1/2046 400,000 325,311
5.50%, 6/1/2050(b) 200,000 191,337
McCormick & Co., Inc. ,
3.40%, 8/15/2027 100,000 95,123
4.95%, 4/15/2033(b) 100,000 97,562
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044 50,000 43,266
Mondelez International, Inc. ,
4.75%, 2/20/2029(b) 50,000 49,400
2.75%, 4/13/2030(b) 92,000 81,546
1.50%, 2/4/2031 70,000 55,881
2.63%, 9/4/2050 40,000 23,911
Pilgrim's Pride Corp. ,
4.25%, 4/15/2031(b) 100,000 91,014
6.25%, 7/1/2033 45,000 45,839
6.88%, 5/15/2034(b) 100,000 106,427
Tyson Foods, Inc. ,
3.55%, 6/2/2027 100,000 95,575
5.40%, 3/15/2029 50,000 50,065
5.70%, 3/15/2034 50,000 49,807
4.55%, 6/2/2047(b) 100,000 80,294
5.10%, 9/28/2048 250,000 218,033
Unilever Capital Corp. ,
2.00%, 7/28/2026 100,000 93,978
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Unilever Capital Corp.,
1.38%, 9/14/2030(b) 165,000 134,450
5.90%, 11/15/2032 206,000 218,927
2.63%, 8/12/2051 200,000 127,295
7,751,032
Gas Utilities 0 .1%
Atmos Energy Corp. ,
3.00%, 6/15/2027 500,000 472,734
5.90%, 11/15/2033(b) 50,000 52,212
4.30%, 10/1/2048(b) 100,000 81,997
3.38%, 9/15/2049 160,000 110,743
5.75%, 10/15/2052 30,000 30,352
CenterPoint Energy
Resources Corp. ,
5.25%, 3/1/2028(b) 140,000 140,500
4.40%, 7/1/2032 40,000 37,594
5.40%, 3/1/2033 100,000 99,966
National Fuel Gas Co. ,
5.50%, 10/1/2026 20,000 19,966
ONE Gas, Inc. ,
4.66%, 2/1/2044(b) 250,000 220,840
Piedmont Natural Gas Co.,
Inc. ,
5.40%, 6/15/2033 20,000 20,039
3.35%, 6/1/2050 150,000 98,430
Southern California Gas Co. ,
2.95%, 4/15/2027(b) 80,000 75,320
5.20%, 6/1/2033(b) 40,000 39,493
6.35%, 11/15/2052(b) 10,000 10,779
5.75%, 6/1/2053 40,000 39,561
5.60%, 4/1/2054 25,000 24,540
Southwest Gas Corp. ,
5.80%, 12/1/2027 100,000 101,449
4.05%, 3/15/2032 100,000 90,485
3.18%, 8/15/2051 90,000 56,462
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 73,246
1,896,708
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
3.65%, 9/1/2025 250,000 245,336
3.25%, 6/15/2027(b) 300,000 286,904
4.55%, 9/1/2044 250,000 219,669
3.90%, 8/1/2046 200,000 157,927
4.05%, 6/15/2048 250,000 201,493
3.55%, 2/15/2050(b) 250,000 183,937
2.88%, 6/15/2052 25,000 15,787
4.45%, 1/15/2053(b) 300,000 255,034
5.20%, 4/15/2054(b) 100,000 95,794
5.50%, 3/15/2055(b) 90,000 90,164
Canadian National Railway
Co. ,
6.90%, 7/15/2028 242,000 259,989
3.85%, 8/5/2032 40,000 36,915
6.20%, 6/1/2036 236,000 255,453
2.45%, 5/1/2050 85,000 50,791
4.40%, 8/5/2052(b) 35,000 30,080
Canadian Pacific Railway Co. ,
2.88%, 11/15/2029(b) 160,000 143,235

28 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Canadian Pacific Railway Co.,
2.45%, 12/2/2031(b) 35,000 31,852
5.95%, 5/15/2037 250,000 258,557
3.00%, 12/2/2041(b) 25,000 21,580
3.10%, 12/2/2051 30,000 19,921
4.20%, 11/15/2069 115,000 87,270
6.13%, 9/15/2115(b) 100,000 101,582
CSX Corp. ,
4.10%, 11/15/2032(b) 40,000 37,359
5.20%, 11/15/2033(b) 100,000 100,211
4.10%, 3/15/2044 250,000 205,479
4.30%, 3/1/2048 250,000 208,263
4.50%, 3/15/2049 150,000 128,657
3.95%, 5/1/2050 100,000 78,387
4.50%, 11/15/2052(b) 40,000 34,200
4.50%, 8/1/2054 150,000 127,532
4.65%, 3/1/2068 40,000 33,494
Norfolk Southern Corp. ,
2.55%, 11/1/2029(b) 100,000 88,112
5.05%, 8/1/2030(b) 90,000 89,832
3.00%, 3/15/2032 55,000 47,380
4.45%, 3/1/2033 200,000 188,641
5.55%, 3/15/2034(b) 50,000 50,973
4.45%, 6/15/2045(b) 200,000 169,731
3.40%, 11/1/2049 170,000 118,865
2.90%, 8/25/2051 100,000 62,304
3.70%, 3/15/2053 40,000 28,791
4.55%, 6/1/2053(b) 45,000 37,707
5.35%, 8/1/2054(b) 70,000 66,747
3.16%, 5/15/2055 250,000 158,489
5.95%, 3/15/2064 75,000 76,355
Ryder System, Inc. ,
1.75%, 9/1/2026 165,000 152,664
2.90%, 12/1/2026 270,000 255,207
2.85%, 3/1/2027 25,000 23,555
4.30%, 6/15/2027 25,000 24,396
5.65%, 3/1/2028(b) 40,000 40,587
5.25%, 6/1/2028 40,000 40,079
6.30%, 12/1/2028 25,000 26,017
5.38%, 3/15/2029(b) 25,000 25,099
6.60%, 12/1/2033(b) 25,000 26,696
Union Pacific Corp. ,
3.25%, 8/15/2025(b) 500,000 488,538
4.75%, 2/21/2026(b) 200,000 198,472
2.15%, 2/5/2027(b) 55,000 51,230
3.95%, 9/10/2028(b) 500,000 483,963
2.38%, 5/20/2031(b) 200,000 169,753
4.50%, 1/20/2033(b) 100,000 96,318
3.60%, 9/15/2037(b) 100,000 84,070
3.20%, 5/20/2041(b) 100,000 75,551
4.05%, 11/15/2045(b) 220,000 178,823
4.05%, 3/1/2046 40,000 32,433
2.95%, 3/10/2052 335,000 215,583
4.95%, 5/15/2053(b) 100,000 93,124
3.95%, 8/15/2059 300,000 225,658
3.84%, 3/20/2060 400,000 293,702
8,488,297
Health Care Equipment & Supplies 0 .3%
Abbott Laboratories ,
3.88%, 9/15/2025 90,000 88,701
3.75%, 11/30/2026(b) 298,000 290,657
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Abbott Laboratories,
1.15%, 1/30/2028(b) 90,000 79,815
1.40%, 6/30/2030 95,000 78,929
4.75%, 11/30/2036 150,000 145,622
5.30%, 5/27/2040(b) 200,000 201,250
4.90%, 11/30/2046(b) 250,000 236,177
Baxter International, Inc. ,
2.60%, 8/15/2026(b) 460,000 434,520
1.92%, 2/1/2027 280,000 256,651
2.27%, 12/1/2028 190,000 167,461
2.54%, 2/1/2032(b) 300,000 246,044
3.13%, 12/1/2051(b) 30,000 18,797
Becton Dickinson & Co. ,
3.70%, 6/6/2027(b) 326,000 313,644
4.69%, 2/13/2028 65,000 64,071
5.08%, 6/7/2029(b) 50,000 49,955
4.30%, 8/22/2032 40,000 37,488
4.67%, 6/6/2047(b) 200,000 174,327
3.79%, 5/20/2050(b) 91,000 68,858
Boston Scientific Corp. ,
2.65%, 6/1/2030 300,000 263,340
4.70%, 3/1/2049(b) 100,000 89,068
DH Europe Finance II Sarl ,
2.60%, 11/15/2029(b) 100,000 89,178
3.25%, 11/15/2039 100,000 79,056
3.40%, 11/15/2049(b) 140,000 100,958
GE HealthCare Technologies,
Inc. ,
5.60%, 11/15/2025 150,000 150,050
5.65%, 11/15/2027(b) 200,000 202,629
5.91%, 11/22/2032 300,000 309,594
6.38%, 11/22/2052(b) 100,000 108,519
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 90,935
Medtronic Global Holdings
SCA ,
4.25%, 3/30/2028(b) 35,000 34,198
4.50%, 3/30/2033 60,000 57,672
Medtronic, Inc. ,
4.38%, 3/15/2035(b) 350,000 329,676
4.63%, 3/15/2045 100,000 90,319
Solventum Corp. ,
5.45%, 2/25/2027(c) 50,000 49,951
5.40%, 3/1/2029(c) 85,000 84,741
5.45%, 3/13/2031(c) 100,000 98,744
5.60%, 3/23/2034(c) 100,000 98,218
5.90%, 4/30/2054(b)(c) 100,000 95,586
6.00%, 5/15/2064(c) 100,000 94,849
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031 150,000 127,719
Stryker Corp. ,
3.38%, 11/1/2025(b) 160,000 155,711
3.50%, 3/15/2026(b) 70,000 67,924
4.85%, 12/8/2028 25,000 24,808
4.63%, 3/15/2046(b) 200,000 175,735
Zimmer Biomet Holdings, Inc. ,
5.35%, 12/1/2028(b) 50,000 50,306
2.60%, 11/24/2031(b) 200,000 166,875
4.45%, 8/15/2045 150,000 126,191
6,365,517

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 1 .0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 48,941
Series 2020, 3.01%,
6/15/2050 66,000 44,878
Aetna, Inc. ,
6.63%, 6/15/2036 50,000 53,082
3.88%, 8/15/2047(b) 200,000 145,216
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 38,541
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 169,159
Banner Health ,
Series 2020, 3.18%,
1/1/2050 39,000 27,228
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 56,161
Cardinal Health, Inc. ,
3.41%, 6/15/2027(b) 100,000 95,225
5.13%, 2/15/2029(b) 25,000 24,941
4.37%, 6/15/2047 200,000 161,097
Cencora, Inc. ,
4.30%, 12/15/2047 200,000 165,166
Centene Corp. ,
4.25%, 12/15/2027(b) 400,000 381,915
2.45%, 7/15/2028(b) 400,000 355,132
3.38%, 2/15/2030 300,000 266,284
3.00%, 10/15/2030 400,000 342,027
Cigna Group (The) ,
4.50%, 2/25/2026(b) 229,000 225,524
3.05%, 10/15/2027(b) 400,000 375,596
4.38%, 10/15/2028 300,000 291,321
5.00%, 5/15/2029(b) 50,000 49,795
2.38%, 3/15/2031 110,000 92,283
5.13%, 5/15/2031(b) 50,000 49,642
5.40%, 3/15/2033 60,000 60,228
5.25%, 2/15/2034(b) 50,000 49,309
4.80%, 8/15/2038 200,000 183,769
4.80%, 7/15/2046 250,000 219,831
4.90%, 12/15/2048(b) 500,000 439,456
5.60%, 2/15/2054 50,000 48,005
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114(b) 30,000 26,226
CommonSpirit Health ,
1.55%, 10/1/2025 37,000 35,142
2.78%, 10/1/2030 77,000 66,691
5.32%, 12/1/2034 110,000 108,003
3.82%, 10/1/2049(b) 108,000 81,873
4.19%, 10/1/2049(b) 37,000 29,548
3.91%, 10/1/2050 149,000 113,164
6.46%, 11/1/2052(b) 91,000 100,545
CVS Health Corp. ,
5.00%, 2/20/2026 75,000 74,425
2.88%, 6/1/2026 400,000 380,867
4.30%, 3/25/2028(b) 652,000 629,583
5.00%, 1/30/2029(b) 80,000 79,179
5.40%, 6/1/2029 100,000 100,132
3.25%, 8/15/2029(b) 150,000 136,073
5.13%, 2/21/2030(b) 80,000 79,130
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
CVS Health Corp.,
1.75%, 8/21/2030(b) 360,000 292,639
5.25%, 1/30/2031 65,000 64,262
1.88%, 2/28/2031(b) 210,000 168,499
5.55%, 6/1/2031 100,000 100,088
2.13%, 9/15/2031(b) 10,000 8,028
5.25%, 2/21/2033(b) 80,000 78,118
5.30%, 6/1/2033(b) 80,000 78,181
5.70%, 6/1/2034(b) 100,000 99,730
4.88%, 7/20/2035(b) 200,000 186,859
4.78%, 3/25/2038 400,000 357,127
4.13%, 4/1/2040 200,000 161,571
6.00%, 6/1/2044(b) 100,000 97,993
5.13%, 7/20/2045 300,000 264,019
5.05%, 3/25/2048 600,000 516,964
4.25%, 4/1/2050 85,000 64,664
5.63%, 2/21/2053(b) 80,000 74,265
5.88%, 6/1/2053(b) 80,000 76,661
6.05%, 6/1/2054 100,000 98,070
6.00%, 6/1/2063 80,000 76,601
Elevance Health, Inc. ,
5.35%, 10/15/2025 40,000 39,952
3.65%, 12/1/2027(b) 300,000 286,753
5.15%, 6/15/2029(b) 45,000 45,120
2.25%, 5/15/2030 200,000 171,367
4.10%, 5/15/2032 40,000 37,110
5.50%, 10/15/2032(b) 100,000 101,645
4.75%, 2/15/2033(b) 120,000 115,881
5.38%, 6/15/2034(b) 50,000 50,238
4.63%, 5/15/2042 250,000 220,078
5.10%, 1/15/2044(b) 50,000 46,400
4.65%, 8/15/2044 100,000 87,079
4.38%, 12/1/2047 300,000 249,021
4.55%, 5/15/2052 40,000 33,525
5.13%, 2/15/2053(b) 150,000 137,972
5.65%, 6/15/2054(b) 50,000 49,463
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 76,812
HCA, Inc. ,
5.25%, 6/15/2026 350,000 348,436
5.38%, 9/1/2026 220,000 219,451
3.13%, 3/15/2027(b) 30,000 28,344
5.20%, 6/1/2028(b) 40,000 39,842
4.13%, 6/15/2029 250,000 236,727
3.50%, 9/1/2030 500,000 451,018
2.38%, 7/15/2031 50,000 41,057
3.63%, 3/15/2032 375,000 330,324
5.50%, 6/1/2033 80,000 79,345
5.60%, 4/1/2034(b) 55,000 54,668
5.50%, 6/15/2047 160,000 147,916
5.25%, 6/15/2049 80,000 71,303
4.63%, 3/15/2052(b) 330,000 266,404
5.90%, 6/1/2053(b) 75,000 73,037
6.00%, 4/1/2054(b) 45,000 44,462
6.10%, 4/1/2064 75,000 73,301
Humana, Inc. ,
1.35%, 2/3/2027(b) 280,000 253,710
5.75%, 3/1/2028 60,000 61,033
5.75%, 12/1/2028 25,000 25,504
3.70%, 3/23/2029(b) 100,000 93,775

30 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Humana, Inc.,
5.38%, 4/15/2031(b) 25,000 24,867
2.15%, 2/3/2032(b) 215,000 171,552
5.88%, 3/1/2033 100,000 101,724
5.95%, 3/15/2034 25,000 25,556
3.95%, 8/15/2049 150,000 112,294
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 16,278
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041(b) 86,000 62,179
4.88%, 4/1/2042(b) 250,000 235,785
Series 2019, 3.27%,
11/1/2049 122,000 86,587
Laboratory Corp. of America
Holdings ,
1.55%, 6/1/2026 35,000 32,516
2.95%, 12/1/2029(b) 250,000 223,288
4.70%, 2/1/2045(b) 75,000 65,801
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 33,769
Series 2020, 3.19%,
7/1/2049(b) 100,000 70,098
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061 79,000 52,839
McKesson Corp. ,
1.30%, 8/15/2026(b) 100,000 92,256
3.95%, 2/16/2028 250,000 240,667
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 38,622
4.13%, 7/1/2052 50,000 41,052
Mount Sinai Hospital (The) ,
Series 2017, 3.98%,
7/1/2048 33,000 25,504
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 141,191
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046(b) 150,000 116,238
4.26%, 11/1/2047 35,000 28,324
Novant Health, Inc. ,
3.17%, 11/1/2051 130,000 86,959
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 87,326
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 29,330
Series 21A, 2.70%,
10/1/2051 151,000 89,443
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029(b) 100,000 96,292
2.95%, 6/30/2030 75,000 66,591
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 23,890
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 37,941
Series 2018, 4.09%,
8/15/2048 50,000 41,129
Series 20A, 3.36%,
8/15/2050(b) 134,000 95,825
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 47,346
UnitedHealth Group, Inc. ,
5.15%, 10/15/2025 30,000 29,956
1.15%, 5/15/2026(b) 120,000 111,548
3.38%, 4/15/2027 200,000 191,735
4.60%, 4/15/2027 55,000 54,552
3.70%, 5/15/2027(b) 55,000 53,225
2.95%, 10/15/2027(b) 200,000 188,021
5.25%, 2/15/2028(b) 45,000 45,586
4.25%, 1/15/2029 120,000 116,846
4.70%, 4/15/2029(b) 50,000 49,606
4.00%, 5/15/2029 100,000 96,174
5.30%, 2/15/2030 300,000 305,110
4.90%, 4/15/2031(b) 75,000 74,304
2.30%, 5/15/2031 75,000 62,930
4.20%, 5/15/2032(b) 140,000 131,755
5.35%, 2/15/2033(b) 60,000 60,793
4.50%, 4/15/2033 120,000 114,683
5.00%, 4/15/2034 75,000 74,026
4.63%, 7/15/2035(b) 105,000 100,529
5.80%, 3/15/2036(b) 500,000 522,847
3.50%, 8/15/2039(b) 100,000 80,796
3.05%, 5/15/2041 180,000 132,850
3.95%, 10/15/2042 250,000 204,904
4.75%, 7/15/2045 250,000 226,505
4.25%, 6/15/2048 300,000 247,920
3.70%, 8/15/2049 500,000 375,868
3.25%, 5/15/2051 60,000 41,202
4.75%, 5/15/2052(b) 200,000 177,073
5.88%, 2/15/2053 145,000 150,587
5.05%, 4/15/2053(b) 120,000 111,149
5.38%, 4/15/2054(b) 75,000 72,858
3.88%, 8/15/2059 100,000 73,996
3.13%, 5/15/2060 100,000 63,044
4.95%, 5/15/2062 100,000 88,978
6.05%, 2/15/2063 190,000 199,938
5.20%, 4/15/2063 80,000 74,055
5.50%, 4/15/2064 75,000 72,619
Universal Health Services,
Inc. ,
1.65%, 9/1/2026 100,000 91,972
2.65%, 1/15/2032 100,000 81,584
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048(b) 41,000 36,074
21,782,002
Health Care REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033(b) 300,000 225,698
4.85%, 4/15/2049 300,000 252,805

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs
Alexandria Real Estate
Equities, Inc.,
3.55%, 3/15/2052 70,000 46,912
5.15%, 4/15/2053 70,000 61,533
5.63%, 5/15/2054 50,000 46,851
DOC DR LLC ,
2.63%, 11/1/2031(b) 50,000 41,390
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030(b) 250,000 218,609
Healthpeak OP LLC ,
1.35%, 2/1/2027(b) 60,000 54,395
3.50%, 7/15/2029 125,000 115,468
3.00%, 1/15/2030(b) 180,000 159,733
5.25%, 12/15/2032(b) 85,000 83,459
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 550,000 532,465
3.63%, 10/1/2029 100,000 89,276
Sabra Health Care LP ,
3.90%, 10/15/2029 50,000 45,138
3.20%, 12/1/2031 100,000 83,126
Ventas Realty LP ,
4.00%, 3/1/2028 250,000 238,457
3.00%, 1/15/2030 100,000 88,285
2.50%, 9/1/2031(b) 100,000 82,112
5.63%, 7/1/2034(b) 25,000 24,780
Welltower OP LLC ,
4.25%, 4/1/2026(b) 50,000 48,971
2.05%, 1/15/2029 70,000 61,141
3.10%, 1/15/2030 100,000 89,619
2.75%, 1/15/2031(b) 300,000 258,421
2.75%, 1/15/2032(b) 200,000 168,193
3,116,837
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 100,000 89,231
Series J, 2.90%,
12/15/2031(b) 80,000 66,832
5.70%, 7/1/2034(b) 25,000 24,569
180,632
Hotels, Restaurants & Leisure 0 .2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030(b) 200,000 196,979
Choice Hotels International,
Inc. ,
5.85%, 8/1/2034 50,000 49,280
Darden Restaurants, Inc. ,
6.30%, 10/10/2033 50,000 51,625
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 200,000 190,351
3.25%, 2/15/2030(b) 165,000 148,728
Hyatt Hotels Corp. ,
4.85%, 3/15/2026 100,000 98,893
5.25%, 6/30/2029 25,000 24,795
5.50%, 6/30/2034 25,000 24,340
Las Vegas Sands Corp. ,
5.90%, 6/1/2027 25,000 25,133
6.00%, 8/15/2029 25,000 25,129
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Marriott International, Inc. ,
5.00%, 10/15/2027 55,000 54,852
5.55%, 10/15/2028 50,000 50,659
Series HH, 2.85%,
4/15/2031 200,000 171,289
Series GG, 3.50%,
10/15/2032(b) 200,000 173,159
5.30%, 5/15/2034(b) 25,000 24,546
McDonald's Corp. ,
3.70%, 1/30/2026(b) 300,000 293,116
3.80%, 4/1/2028(b) 200,000 192,046
4.80%, 8/14/2028 50,000 49,695
5.00%, 5/17/2029 25,000 24,974
4.95%, 8/14/2033(b) 75,000 73,863
5.20%, 5/17/2034 25,000 25,099
4.70%, 12/9/2035(b) 400,000 379,886
4.88%, 7/15/2040 250,000 230,274
4.88%, 12/9/2045(b) 250,000 224,709
3.63%, 9/1/2049(b) 200,000 144,970
4.20%, 4/1/2050(b) 50,000 39,856
5.45%, 8/14/2053(b) 75,000 72,441
Starbucks Corp. ,
4.75%, 2/15/2026 50,000 49,642
4.85%, 2/8/2027(b) 25,000 24,863
3.50%, 3/1/2028(b) 250,000 237,152
2.55%, 11/15/2030 200,000 172,607
4.90%, 2/15/2031 25,000 24,742
3.00%, 2/14/2032 140,000 121,350
4.80%, 2/15/2033 100,000 97,504
5.00%, 2/15/2034(b) 25,000 24,408
4.45%, 8/15/2049(b) 250,000 205,762
3.50%, 11/15/2050(b) 200,000 140,536
4,159,253
Household Durables 0 .0%
†
DR Horton, Inc. ,
1.30%, 10/15/2026(b) 220,000 201,376
Leggett & Platt, Inc. ,
3.50%, 11/15/2051 50,000 32,608
MDC Holdings, Inc. ,
6.00%, 1/15/2043 100,000 105,173
Mohawk Industries, Inc. ,
5.85%, 9/18/2028(b) 50,000 51,006
PulteGroup, Inc. ,
6.38%, 5/15/2033 50,000 52,520
Whirlpool Corp. ,
2.40%, 5/15/2031 175,000 143,663
4.70%, 5/14/2032 20,000 19,009
5.50%, 3/1/2033 50,000 49,297
5.75%, 3/1/2034 25,000 24,961
679,613
Household Products 0 .1%
Church & Dwight Co., Inc. ,
2.30%, 12/15/2031 100,000 83,169
5.60%, 11/15/2032(b) 40,000 41,447
5.00%, 6/15/2052 40,000 37,167
Clorox Co. (The) ,
4.60%, 5/1/2032(b) 100,000 96,880
Colgate-Palmolive Co. ,
4.80%, 3/2/2026(b) 16,000 15,963
4.60%, 3/1/2028 16,000 15,973

32 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products
Colgate-Palmolive Co.,
3.25%, 8/15/2032 35,000 31,329
4.60%, 3/1/2033 16,000 15,694
Kimberly-Clark Corp. ,
4.50%, 2/16/2033(b) 100,000 97,135
6.63%, 8/1/2037(b) 130,000 147,850
3.20%, 7/30/2046 165,000 117,268
2.88%, 2/7/2050 100,000 66,462
Procter & Gamble Co. (The) ,
0.55%, 10/29/2025(b) 240,000 226,380
4.10%, 1/26/2026(b) 150,000 148,127
1.00%, 4/23/2026(b) 170,000 158,754
2.85%, 8/11/2027(b) 250,000 236,244
4.35%, 1/29/2029 50,000 49,562
1.20%, 10/29/2030(b) 100,000 81,441
1.95%, 4/23/2031(b) 300,000 255,060
4.55%, 1/29/2034(b) 50,000 49,068
3.60%, 3/25/2050(b) 300,000 236,782
2,207,755
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) ,
5.45%, 6/1/2028(b) 60,000 59,866
2.45%, 1/15/2031(b) 70,000 57,632
Constellation Energy
Generation LLC ,
5.60%, 3/1/2028(b) 40,000 40,511
5.80%, 3/1/2033 40,000 40,813
6.13%, 1/15/2034 25,000 26,048
6.25%, 10/1/2039(b) 180,000 185,916
5.75%, 3/15/2054(b) 50,000 48,456
Oglethorpe Power Corp. ,
4.50%, 4/1/2047 40,000 32,540
5.25%, 9/1/2050(b) 200,000 180,690
6.20%, 12/1/2053 50,000 51,269
Southern Power Co. ,
0.90%, 1/15/2026(b) 200,000 186,401
910,142
Industrial Conglomerates 0 .1%
3M Co. ,
3.00%, 8/7/2025 400,000 389,828
3.05%, 4/15/2030 100,000 89,624
5.70%, 3/15/2037 415,000 429,998
3.25%, 8/26/2049 90,000 60,916
Honeywell International, Inc. ,
2.50%, 11/1/2026(b) 500,000 472,565
1.10%, 3/1/2027(b) 100,000 90,685
4.95%, 2/15/2028(b) 60,000 60,471
4.25%, 1/15/2029(b) 20,000 19,575
2.70%, 8/15/2029(b) 500,000 452,587
4.88%, 9/1/2029 50,000 50,073
1.75%, 9/1/2031(b) 100,000 81,053
4.95%, 9/1/2031 50,000 50,057
5.00%, 2/15/2033(b) 60,000 59,931
4.50%, 1/15/2034 20,000 19,197
5.00%, 3/1/2035 50,000 49,569
2.80%, 6/1/2050 90,000 59,273
5.25%, 3/1/2054 50,000 48,518
5.35%, 3/1/2064 50,000 48,519
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 30,625
2,563,064
Industrial REITs 0 .1%
Prologis LP ,
4.88%, 6/15/2028(b) 45,000 44,780
2.88%, 11/15/2029 125,000 112,451
2.25%, 4/15/2030(b) 160,000 137,636
1.75%, 7/1/2030 65,000 53,757
1.25%, 10/15/2030(b) 65,000 51,862
2.25%, 1/15/2032(b) 200,000 163,390
4.63%, 1/15/2033 50,000 47,886
4.75%, 6/15/2033(b) 35,000 33,746
5.13%, 1/15/2034(b) 50,000 49,410
5.00%, 3/15/2034(b) 50,000 48,903
3.00%, 4/15/2050 65,000 41,982
2.13%, 10/15/2050 155,000 82,262
5.25%, 6/15/2053 30,000 28,306
5.25%, 3/15/2054 50,000 47,241
Rexford Industrial Realty LP ,
5.00%, 6/15/2028 20,000 19,780
2.15%, 9/1/2031 90,000 71,787
1,035,179
Insurance 0 .6%
Aflac, Inc. ,
3.60%, 4/1/2030(b) 500,000 464,586
Alleghany Corp. ,
3.63%, 5/15/2030 50,000 46,469
3.25%, 8/15/2051 50,000 33,744
Allstate Corp. (The) ,
5.05%, 6/24/2029 25,000 24,886
5.25%, 3/30/2033(b) 20,000 19,915
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(b)(d) 195,000 195,829
American International Group,
Inc. ,
5.13%, 3/27/2033(b) 60,000 59,096
4.80%, 7/10/2045 150,000 133,794
4.38%, 6/30/2050(b) 200,000 165,678
Aon Corp. ,
2.80%, 5/15/2030(b) 200,000 175,301
2.05%, 8/23/2031 50,000 40,369
2.60%, 12/2/2031 25,000 20,826
5.00%, 9/12/2032 30,000 29,180
5.35%, 2/28/2033(b) 25,000 24,832
2.90%, 8/23/2051 50,000 30,506
3.90%, 2/28/2052(b) 30,000 22,212
Aon Global Ltd. ,
4.60%, 6/14/2044 250,000 213,306
Aon North America, Inc. ,
5.13%, 3/1/2027(b) 55,000 54,904
5.15%, 3/1/2029 75,000 74,791
5.30%, 3/1/2031 75,000 74,782
5.45%, 3/1/2034(b) 75,000 74,671
5.75%, 3/1/2054 50,000 48,903
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 226,437
Arthur J Gallagher & Co. ,
2.40%, 11/9/2031 200,000 163,288

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Arthur J Gallagher & Co.,
3.05%, 3/9/2052 100,000 61,224
5.75%, 3/2/2053 12,000 11,635
Athene Holding Ltd. ,
6.15%, 4/3/2030 450,000 465,735
6.65%, 2/1/2033 50,000 52,547
5.88%, 1/15/2034(b) 25,000 24,737
6.25%, 4/1/2054 50,000 50,032
Berkshire Hathaway Finance
Corp. ,
2.30%, 3/15/2027(b) 100,000 93,737
4.20%, 8/15/2048 400,000 335,696
4.25%, 1/15/2049(b) 300,000 256,123
2.85%, 10/15/2050 45,000 28,934
3.85%, 3/15/2052 100,000 77,298
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047(b) 150,000 116,385
Brown & Brown, Inc. ,
4.20%, 3/17/2032(b) 30,000 27,382
5.65%, 6/11/2034(b) 50,000 49,679
4.95%, 3/17/2052(b) 25,000 21,264
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 175,824
Chubb INA Holdings LLC ,
3.35%, 5/3/2026(b) 90,000 87,088
5.00%, 3/15/2034(b) 50,000 49,502
4.35%, 11/3/2045 250,000 215,718
2.85%, 12/15/2051 50,000 32,762
3.05%, 12/15/2061 35,000 22,167
CNO Financial Group, Inc. ,
6.45%, 6/15/2034 25,000 24,976
Enstar Group Ltd. ,
3.10%, 9/1/2031 80,000 66,137
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 125,000 84,086
3.13%, 10/15/2052 50,000 30,896
F&G Annuities & Life, Inc. ,
7.40%, 1/13/2028 50,000 51,645
6.50%, 6/4/2029(b) 25,000 24,917
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030(b) 200,000 190,674
6.10%, 3/15/2055(c) 25,000 24,149
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 21,555
First American Financial
Corp. ,
2.40%, 8/15/2031 75,000 59,812
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 200,717
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 84,263
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 320,208
Kemper Corp. ,
3.80%, 2/23/2032 30,000 25,693
Lincoln National Corp. ,
3.05%, 1/15/2030(b) 500,000 444,454
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Loews Corp. ,
4.13%, 5/15/2043(b) 200,000 167,287
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(d) 500,000 478,962
3.70%, 3/16/2032(b) 20,000 18,220
Markel Group, Inc. ,
3.35%, 9/17/2029 475,000 435,787
3.45%, 5/7/2052 100,000 67,003
Marsh & McLennan Cos., Inc. ,
4.38%, 3/15/2029(b) 300,000 293,085
5.75%, 11/1/2032(b) 25,000 26,040
5.40%, 9/15/2033(b) 50,000 50,965
5.15%, 3/15/2034 25,000 24,939
4.20%, 3/1/2048(b) 500,000 406,104
6.25%, 11/1/2052(b) 25,000 27,034
5.70%, 9/15/2053(b) 100,000 101,004
5.45%, 3/15/2054 25,000 24,283
MetLife, Inc. ,
3.60%, 11/13/2025 500,000 488,812
5.38%, 7/15/2033(b) 50,000 50,404
5.30%, 12/15/2034(b) 25,000 24,931
5.70%, 6/15/2035(b) 159,000 163,316
6.40%, 12/15/2036(b) 300,000 303,646
4.88%, 11/13/2043 250,000 227,781
5.00%, 7/15/2052(b) 60,000 54,659
5.25%, 1/15/2054(b) 100,000 95,077
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 40,000 40,194
Old Republic International
Corp. ,
3.88%, 8/26/2026(b) 200,000 193,376
5.75%, 3/28/2034 25,000 24,924
Principal Financial Group, Inc. ,
5.38%, 3/15/2033 40,000 39,893
4.30%, 11/15/2046(b) 50,000 41,458
5.50%, 3/15/2053 45,000 43,076
Progressive Corp. (The) ,
2.50%, 3/15/2027 40,000 37,441
3.00%, 3/15/2032(b) 30,000 26,024
6.25%, 12/1/2032(b) 162,000 173,385
4.95%, 6/15/2033 20,000 19,786
3.70%, 1/26/2045 250,000 193,602
Prudential Financial, Inc. ,
3.88%, 3/27/2028 200,000 192,019
4.60%, 5/15/2044(b) 250,000 217,907
3.91%, 12/7/2047 186,000 142,875
3.94%, 12/7/2049 505,000 382,755
3.70%, 3/13/2051(b) 300,000 217,540
Reinsurance Group of
America, Inc. ,
6.00%, 9/15/2033 20,000 20,418
5.75%, 9/15/2034(b) 25,000 24,910
RenaissanceRe Holdings Ltd. ,
5.75%, 6/5/2033 60,000 60,055
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040(b) 250,000 246,022
4.10%, 3/4/2049(b) 200,000 162,515
5.45%, 5/25/2053(b) 20,000 20,015

34 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033(b) 192,000 210,179
Unum Group ,
4.00%, 6/15/2029(b) 250,000 235,599
4.13%, 6/15/2051 50,000 36,682
W R Berkley Corp. ,
4.00%, 5/12/2050 100,000 76,584
Willis North America, Inc. ,
4.65%, 6/15/2027(b) 50,000 49,125
4.50%, 9/15/2028(b) 400,000 388,572
2.95%, 9/15/2029(b) 65,000 58,225
5.35%, 5/15/2033 20,000 19,610
5.90%, 3/5/2054 50,000 48,452
13,500,513
Interactive Media & Services 0 .1%
Alphabet, Inc. ,
0.45%, 8/15/2025(b) 45,000 42,841
2.00%, 8/15/2026 500,000 470,932
0.80%, 8/15/2027(b) 90,000 80,215
1.10%, 8/15/2030(b) 165,000 134,757
1.90%, 8/15/2040 100,000 65,130
2.05%, 8/15/2050(b) 200,000 113,724
2.25%, 8/15/2060 200,000 110,704
Baidu, Inc. ,
4.38%, 3/29/2028 200,000 195,392
Meta Platforms, Inc. ,
3.50%, 8/15/2027(b) 230,000 220,814
4.60%, 5/15/2028(b) 60,000 59,749
4.80%, 5/15/2030(b) 60,000 60,086
3.85%, 8/15/2032(b) 195,000 181,283
4.95%, 5/15/2033(b) 60,000 60,300
4.45%, 8/15/2052 265,000 228,448
5.60%, 5/15/2053(b) 310,000 316,406
4.65%, 8/15/2062 180,000 155,147
5.75%, 5/15/2063 60,000 61,648
2,557,576
IT Services 0 .2%
CGI, Inc. ,
1.45%, 9/14/2026 50,000 45,787
2.30%, 9/14/2031 50,000 39,808
DXC Technology Co. ,
1.80%, 9/15/2026(b) 100,000 91,794
2.38%, 9/15/2028(b) 100,000 87,008
IBM International Capital Pte.
Ltd. ,
4.70%, 2/5/2026 100,000 99,292
4.60%, 2/5/2027(b) 100,000 98,766
4.60%, 2/5/2029 100,000 98,290
4.75%, 2/5/2031 100,000 97,957
4.90%, 2/5/2034 100,000 97,075
5.25%, 2/5/2044(b) 100,000 94,809
5.30%, 2/5/2054 200,000 187,038
International Business
Machines Corp. ,
4.50%, 2/6/2026(b) 300,000 297,033
3.30%, 5/15/2026(b) 400,000 386,587
1.70%, 5/15/2027(b) 300,000 273,663
3.50%, 5/15/2029(b) 400,000 373,941
1.95%, 5/15/2030(b) 100,000 84,603
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
International Business
Machines Corp.,
5.88%, 11/29/2032 53,000 55,784
4.15%, 5/15/2039 300,000 257,917
4.00%, 6/20/2042 150,000 122,601
4.25%, 5/15/2049(b) 300,000 243,998
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031(b) 150,000 125,609
3,259,360
Leisure Products 0 .0%
†
Brunswick Corp. ,
2.40%, 8/18/2031 65,000 51,994
4.40%, 9/15/2032 100,000 89,144
5.10%, 4/1/2052 30,000 23,290
Hasbro, Inc. ,
3.55%, 11/19/2026(b) 100,000 95,441
3.90%, 11/19/2029(b) 100,000 92,229
6.05%, 5/14/2034(b) 25,000 24,960
5.10%, 5/15/2044 100,000 85,778
462,836
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 165,000 147,304
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032(b) 50,000 44,273
Danaher Corp. ,
3.35%, 9/15/2025 250,000 244,680
2.80%, 12/10/2051 140,000 88,386
Illumina, Inc. ,
5.80%, 12/12/2025 100,000 100,109
5.75%, 12/13/2027(b) 100,000 100,922
Revvity, Inc. ,
1.90%, 9/15/2028(b) 60,000 52,488
3.30%, 9/15/2029(b) 100,000 91,014
2.25%, 9/15/2031(b) 35,000 28,638
Thermo Fisher Scientific, Inc. ,
4.95%, 8/10/2026 100,000 99,748
5.00%, 12/5/2026 50,000 49,940
4.80%, 11/21/2027(b) 65,000 64,719
1.75%, 10/15/2028(b) 115,000 101,459
5.00%, 1/31/2029(b) 75,000 75,171
2.60%, 10/1/2029(b) 325,000 290,733
4.98%, 8/10/2030(b) 65,000 65,086
2.00%, 10/15/2031 55,000 44,982
4.95%, 11/21/2032(b) 70,000 69,372
5.09%, 8/10/2033 80,000 79,796
5.20%, 1/31/2034(b) 50,000 50,303
2.80%, 10/15/2041(b) 30,000 21,321
5.40%, 8/10/2043 90,000 89,914
5.30%, 2/1/2044 100,000 97,505
2,097,863
Machinery 0 .2%
AGCO Corp. ,
5.45%, 3/21/2027 50,000 50,119
5.80%, 3/21/2034 50,000 49,805
Caterpillar, Inc. ,
2.60%, 9/19/2029 70,000 62,766
6.05%, 8/15/2036(b) 177,000 192,446
3.80%, 8/15/2042(b) 300,000 243,214

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Caterpillar, Inc.,
3.25%, 9/19/2049(b) 330,000 234,913
CNH Industrial Capital LLC ,
5.45%, 10/14/2025 100,000 99,912
1.45%, 7/15/2026(b) 150,000 138,680
4.55%, 4/10/2028(b) 40,000 39,114
5.50%, 1/12/2029 100,000 101,062
5.10%, 4/20/2029(b) 50,000 49,799
Cummins, Inc. ,
2.60%, 9/1/2050 50,000 30,443
Deere & Co. ,
3.90%, 6/9/2042(b) 250,000 208,583
Dover Corp. ,
2.95%, 11/4/2029(b) 45,000 40,731
5.38%, 3/1/2041 100,000 97,368
Flowserve Corp. ,
2.80%, 1/15/2032 100,000 82,068
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 188,949
Ingersoll Rand, Inc. ,
5.20%, 6/15/2027 50,000 50,099
5.18%, 6/15/2029(b) 50,000 49,998
5.70%, 8/14/2033 100,000 102,231
5.45%, 6/15/2034(b) 50,000 50,433
Nordson Corp. ,
5.80%, 9/15/2033(b) 25,000 25,648
nVent Finance Sarl ,
5.65%, 5/15/2033 40,000 39,830
Otis Worldwide Corp. ,
5.25%, 8/16/2028 30,000 30,161
3.11%, 2/15/2040 300,000 223,199
Parker-Hannifin Corp. ,
4.25%, 9/15/2027 65,000 63,332
4.50%, 9/15/2029(b) 95,000 92,582
4.20%, 11/21/2034 300,000 273,909
Stanley Black & Decker, Inc. ,
6.00%, 3/6/2028(b) 100,000 103,104
4.25%, 11/15/2028(b) 250,000 241,226
2.30%, 3/15/2030(b) 500,000 426,193
3.00%, 5/15/2032 40,000 33,970
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(f) 250,000 245,078
3,960,965
Media 0 .5%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025(b) 95,000 94,077
6.15%, 11/10/2026(b) 95,000 95,918
4.20%, 3/15/2028(b) 200,000 189,007
2.25%, 1/15/2029 100,000 85,468
5.05%, 3/30/2029(b) 150,000 144,254
6.10%, 6/1/2029 75,000 75,245
4.40%, 4/1/2033(b) 75,000 66,116
6.65%, 2/1/2034(b) 125,000 126,268
6.55%, 6/1/2034 75,000 75,025
6.38%, 10/23/2035 300,000 292,500
3.50%, 3/1/2042 100,000 66,528
5.38%, 5/1/2047 400,000 319,563
5.75%, 4/1/2048 350,000 292,616
4.80%, 3/1/2050 500,000 366,794
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC,
3.90%, 6/1/2052 200,000 125,417
5.25%, 4/1/2053(b) 180,000 141,214
6.83%, 10/23/2055 150,000 141,821
3.85%, 4/1/2061 310,000 181,015
Comcast Corp. ,
3.95%, 10/15/2025 500,000 492,116
5.35%, 11/15/2027 55,000 55,598
3.15%, 2/15/2028(b) 500,000 469,630
4.55%, 1/15/2029 80,000 78,736
5.10%, 6/1/2029(b) 75,000 75,437
2.65%, 2/1/2030 300,000 265,625
3.40%, 4/1/2030(b) 165,000 151,684
1.95%, 1/15/2031(b) 700,000 578,121
5.50%, 11/15/2032 60,000 61,358
4.25%, 1/15/2033 250,000 233,720
4.65%, 2/15/2033 160,000 154,469
7.05%, 3/15/2033 95,000 106,254
4.80%, 5/15/2033(b) 80,000 77,820
5.30%, 6/1/2034 75,000 75,187
4.40%, 8/15/2035(b) 200,000 185,186
6.50%, 11/15/2035 100,000 109,141
3.90%, 3/1/2038 250,000 211,885
3.40%, 7/15/2046(b) 250,000 180,810
4.70%, 10/15/2048(b) 400,000 353,670
4.00%, 11/1/2049 450,000 351,175
2.89%, 11/1/2051 500,000 311,947
2.45%, 8/15/2052 300,000 168,881
5.35%, 5/15/2053(b) 80,000 76,688
5.65%, 6/1/2054 70,000 69,881
2.94%, 11/1/2056 527,000 317,894
2.65%, 8/15/2062 300,000 163,194
5.50%, 5/15/2064(b) 280,000 269,404
Discovery Communications
LLC ,
4.90%, 3/11/2026 115,000 113,292
3.63%, 5/15/2030(b) 200,000 175,989
5.00%, 9/20/2037(b) 125,000 106,912
Fox Corp. ,
6.50%, 10/13/2033(b) 100,000 104,752
5.58%, 1/25/2049(b) 300,000 275,438
Grupo Televisa SAB ,
6.63%, 1/15/2040(b) 250,000 247,092
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031(b) 160,000 133,583
5.38%, 6/15/2033 24,000 23,648
3.38%, 3/1/2041(b) 70,000 51,297
Omnicom Group, Inc. ,
3.60%, 4/15/2026 200,000 193,450
Paramount Global ,
5.50%, 5/15/2033(b) 118,000 100,464
4.38%, 3/15/2043 459,000 304,298
4.60%, 1/15/2045 250,000 166,924
Time Warner Cable LLC ,
6.75%, 6/15/2039(b) 700,000 677,156
11,198,652
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.55%, 11/29/2027(b) 40,000 41,242

36 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
ArcelorMittal SA,
6.80%, 11/29/2032(b) 40,000 42,139
6.00%, 6/17/2034(b) 50,000 49,962
7.00%, 10/15/2039(b)(f) 100,000 107,405
6.35%, 6/17/2054(b) 50,000 48,560
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 100,000 99,230
BHP Billiton Finance USA Ltd. ,
4.88%, 2/27/2026 60,000 59,550
6.42%, 3/1/2026 80,000 81,416
5.25%, 9/8/2026 100,000 100,153
4.75%, 2/28/2028 60,000 59,581
5.10%, 9/8/2028 100,000 100,422
5.25%, 9/8/2030(b) 100,000 101,379
4.90%, 2/28/2033(b) 35,000 34,320
5.25%, 9/8/2033 100,000 100,069
5.00%, 9/30/2043(b) 400,000 373,220
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034(b) 350,000 344,250
Newmont Corp. ,
5.30%, 3/15/2026(c) 50,000 49,983
2.60%, 7/15/2032(b) 115,000 95,855
5.35%, 3/15/2034(c) 50,000 49,922
5.88%, 4/1/2035(b) 236,000 244,248
4.88%, 3/15/2042(b) 150,000 138,453
Nucor Corp. ,
4.30%, 5/23/2027 60,000 58,693
5.20%, 8/1/2043(b) 200,000 193,788
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 214,743
Rio Tinto Finance USA Ltd. ,
2.75%, 11/2/2051 300,000 186,108
Rio Tinto Finance USA plc ,
5.00%, 3/9/2033(b) 55,000 54,755
4.13%, 8/21/2042(b) 250,000 211,340
5.13%, 3/9/2053(b) 60,000 56,505
Southern Copper Corp. ,
6.75%, 4/16/2040 250,000 272,923
5.88%, 4/23/2045(b) 100,000 99,386
Steel Dynamics, Inc. ,
3.25%, 1/15/2031(b) 200,000 177,079
5.38%, 8/15/2034 50,000 49,144
Teck Resources Ltd. ,
6.25%, 7/15/2041 250,000 250,435
Vale Overseas Ltd. ,
3.75%, 7/8/2030 300,000 269,886
6.13%, 6/12/2033 250,000 251,925
6.88%, 11/10/2039(b) 175,000 186,604
4,854,673
Multi-Utilities 0 .4%
Ameren Corp. ,
5.70%, 12/1/2026 50,000 50,396
1.95%, 3/15/2027(b) 80,000 73,481
5.00%, 1/15/2029 50,000 49,498
Ameren Illinois Co. ,
3.85%, 9/1/2032 40,000 36,282
2.90%, 6/15/2051 100,000 62,371
5.90%, 12/1/2052 100,000 103,141
5.55%, 7/1/2054 50,000 49,035
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043 400,000 377,253
4.60%, 5/1/2053 90,000 74,720
Black Hills Corp. ,
5.95%, 3/15/2028(b) 100,000 102,316
3.05%, 10/15/2029 210,000 186,683
6.15%, 5/15/2034 70,000 71,301
6.00%, 1/15/2035 25,000 25,148
3.88%, 10/15/2049 100,000 71,196
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026(b) 25,000 24,937
5.40%, 6/1/2029 50,000 50,180
2.65%, 6/1/2031 85,000 71,527
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031(b) 50,000 42,199
5.20%, 3/1/2033(b) 40,000 39,912
5.50%, 3/15/2034(b) 50,000 50,787
5.38%, 5/15/2034(b) 25,000 25,124
3.95%, 3/1/2043 500,000 399,507
4.50%, 12/1/2045 150,000 126,934
6.15%, 11/15/2052(b) 200,000 212,012
5.90%, 11/15/2053(b) 50,000 51,134
5.70%, 5/15/2054 25,000 24,941
4.63%, 12/1/2054(b) 150,000 126,851
3.70%, 11/15/2059 50,000 34,716
3.60%, 6/15/2061(b) 200,000 135,875
Consumers Energy Co. ,
4.65%, 3/1/2028 200,000 198,275
4.90%, 2/15/2029(b) 100,000 99,544
4.63%, 5/15/2033 100,000 95,743
4.35%, 4/15/2049 300,000 252,934
3.10%, 8/15/2050(b) 45,000 30,962
2.65%, 8/15/2052 15,000 9,226
2.50%, 5/1/2060 100,000 56,245
Dominion Energy, Inc. ,
Series D, 2.85%,
8/15/2026(b) 500,000 474,994
Series C, 3.38%,
4/1/2030(b) 300,000 270,988
Series C, 2.25%, 8/15/2031 30,000 24,438
Series A, 4.35%,
8/15/2032(b) 40,000 37,314
5.38%, 11/15/2032(b) 50,000 49,566
Series E, 6.30%, 3/15/2033 10,000 10,369
Series F, 5.25%, 8/1/2033 50,000 48,801
Series B, 5.95%, 6/15/2035 151,000 153,174
Series C, 4.90%, 8/1/2041 300,000 264,053
Series B, 4.85%, 8/15/2052 40,000 34,384
DTE Energy Co. ,
4.88%, 6/1/2028 100,000 98,429
5.10%, 3/1/2029 75,000 74,386
2.95%, 3/1/2030 50,000 44,018
5.85%, 6/1/2034 50,000 50,724
National Grid plc ,
5.42%, 1/11/2034(b) 100,000 97,768
NiSource, Inc. ,
0.95%, 8/15/2025(b) 160,000 151,966
5.20%, 7/1/2029 50,000 49,805
2.95%, 9/1/2029 250,000 224,697
1.70%, 2/15/2031(b) 85,000 67,597

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
NiSource, Inc.,
5.35%, 4/1/2034 25,000 24,520
5.95%, 6/15/2041 300,000 301,616
5.00%, 6/15/2052(b) 70,000 61,969
Public Service Enterprise
Group, Inc. ,
5.88%, 10/15/2028(b) 50,000 51,141
5.20%, 4/1/2029 50,000 49,858
6.13%, 10/15/2033 50,000 51,949
5.45%, 4/1/2034(b) 50,000 49,558
Puget Energy, Inc. ,
2.38%, 6/15/2028 200,000 178,504
4.22%, 3/15/2032(b) 40,000 35,853
Puget Sound Energy, Inc. ,
5.33%, 6/15/2034 25,000 24,995
5.64%, 4/15/2041 200,000 196,497
5.69%, 6/15/2054 25,000 24,737
San Diego Gas & Electric Co. ,
4.95%, 8/15/2028 100,000 99,540
Series VVV, 1.70%,
10/1/2030(b) 100,000 82,062
4.15%, 5/15/2048 200,000 161,041
3.32%, 4/15/2050 200,000 136,040
5.35%, 4/1/2053 95,000 89,777
5.55%, 4/15/2054 50,000 48,860
Sempra ,
5.40%, 8/1/2026(b) 50,000 49,955
3.40%, 2/1/2028(b) 300,000 282,125
5.50%, 8/1/2033(b) 50,000 49,917
6.00%, 10/15/2039(b) 220,000 222,547
4.00%, 2/1/2048(b) 150,000 113,874
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031(b) 250,000 202,283
5.75%, 9/15/2033 50,000 51,237
Series 21A, 3.15%,
9/30/2051 100,000 62,948
WEC Energy Group, Inc. ,
4.75%, 1/9/2026(b) 70,000 69,243
5.60%, 9/12/2026 25,000 25,095
5.15%, 10/1/2027 100,000 99,711
4.75%, 1/15/2028 50,000 49,502
1.80%, 10/15/2030(b) 300,000 243,990
8,910,801
Office REITs 0 .0%
†
Boston Properties LP ,
2.75%, 10/1/2026(b) 250,000 233,282
2.90%, 3/15/2030 100,000 84,840
2.45%, 10/1/2033(b) 300,000 222,256
COPT Defense Properties LP ,
2.00%, 1/15/2029(b) 100,000 84,790
2.90%, 12/1/2033 100,000 78,737
Highwoods Realty LP ,
3.05%, 2/15/2030 250,000 211,992
Kilroy Realty LP ,
3.05%, 2/15/2030(b) 100,000 84,341
1,000,238
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels 1 .6%
Apache Corp. ,
5.10%, 9/1/2040(b) 200,000 170,670
Boardwalk Pipelines LP ,
3.40%, 2/15/2031 250,000 218,895
5.63%, 8/1/2034(b) 25,000 24,567
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026(b) 500,000 485,831
5.02%, 11/17/2027(b) 75,000 74,917
4.23%, 11/6/2028 400,000 387,501
4.70%, 4/10/2029 50,000 49,276
4.97%, 10/17/2029 75,000 74,791
2.72%, 1/12/2032(b) 400,000 339,793
4.81%, 2/13/2033 300,000 290,835
4.89%, 9/11/2033(b) 240,000 233,377
4.99%, 4/10/2034 50,000 48,915
5.23%, 11/17/2034 75,000 74,439
3.06%, 6/17/2041(b) 50,000 36,433
3.00%, 2/24/2050(b) 200,000 130,162
2.77%, 11/10/2050(b) 300,000 184,382
2.94%, 6/4/2051 150,000 95,225
3.00%, 3/17/2052 50,000 32,100
3.38%, 2/8/2061 50,000 32,824
BP Capital Markets plc ,
3.28%, 9/19/2027(b) 300,000 284,285
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 340,000 348,824
Cenovus Energy, Inc. ,
2.65%, 1/15/2032(b) 45,000 37,219
6.75%, 11/15/2039(b) 17,000 18,343
5.40%, 6/15/2047(b) 120,000 110,449
3.75%, 2/15/2052(b) 25,000 17,615
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 250,000 249,583
3.70%, 11/15/2029 65,000 60,060
2.74%, 12/31/2039 100,000 80,385
Cheniere Energy Partners LP ,
4.50%, 10/1/2029(b) 300,000 285,793
4.00%, 3/1/2031(b) 300,000 272,820
3.25%, 1/31/2032(b) 200,000 170,705
5.75%, 8/15/2034(b)(c) 75,000 75,299
Cheniere Energy, Inc. ,
4.63%, 10/15/2028(b) 300,000 291,151
5.65%, 4/15/2034(b)(c) 150,000 150,118
Chevron Corp. ,
2.95%, 5/16/2026(b) 300,000 288,625
2.00%, 5/11/2027(b) 120,000 110,875
2.24%, 5/11/2030(b) 60,000 51,935
3.08%, 5/11/2050(b) 25,000 17,064
Chevron USA, Inc. ,
0.69%, 8/12/2025(b) 140,000 133,354
1.02%, 8/12/2027(b) 120,000 106,712
3.85%, 1/15/2028(b) 50,000 48,516
2.34%, 8/12/2050 200,000 115,792
CNOOC Finance 2013 Ltd. ,
3.30%, 9/30/2049 200,000 147,294
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045 100,000 97,550
ConocoPhillips ,
5.90%, 10/15/2032(b) 177,000 186,926

38 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
ConocoPhillips,
6.50%, 2/1/2039 300,000 329,764
ConocoPhillips Co. ,
5.05%, 9/15/2033(b) 70,000 69,384
3.76%, 3/15/2042 100,000 79,286
4.30%, 11/15/2044 155,000 131,609
3.80%, 3/15/2052 50,000 37,322
5.30%, 5/15/2053(b) 40,000 37,967
5.55%, 3/15/2054(b) 50,000 49,203
4.03%, 3/15/2062(b) 200,000 150,093
5.70%, 9/15/2063(b) 50,000 49,679
Continental Resources, Inc. ,
4.90%, 6/1/2044(b) 60,000 49,044
Coterra Energy, Inc. ,
5.60%, 3/15/2034 50,000 49,867
Devon Energy Corp. ,
5.88%, 6/15/2028 100,000 100,325
4.75%, 5/15/2042(b) 300,000 251,221
Diamondback Energy, Inc. ,
5.20%, 4/18/2027 125,000 125,026
3.50%, 12/1/2029(b) 100,000 92,220
5.15%, 1/30/2030 125,000 124,471
6.25%, 3/15/2033 35,000 36,607
5.40%, 4/18/2034 100,000 99,005
4.40%, 3/24/2051(b) 50,000 39,937
6.25%, 3/15/2053 60,000 61,748
5.75%, 4/18/2054(b) 40,000 38,778
5.90%, 4/18/2064(b) 60,000 57,917
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029(b) 200,000 179,424
Enbridge Energy Partners LP ,
5.88%, 10/15/2025 250,000 250,592
Enbridge, Inc. ,
1.60%, 10/4/2026(b) 95,000 87,472
5.90%, 11/15/2026 70,000 70,800
5.25%, 4/5/2027(b) 25,000 24,998
3.70%, 7/15/2027(b) 50,000 47,908
6.00%, 11/15/2028(b) 50,000 51,504
3.13%, 11/15/2029(b) 150,000 135,436
6.20%, 11/15/2030(b) 30,000 31,499
5.70%, 3/8/2033(b) 380,000 382,988
2.50%, 8/1/2033(b) 200,000 158,721
5.63%, 4/5/2034(b) 25,000 24,959
4.00%, 11/15/2049(b) 250,000 189,622
3.40%, 8/1/2051(b) 65,000 44,008
6.70%, 11/15/2053(b) 70,000 76,437
Energy Transfer LP ,
4.75%, 1/15/2026(b) 250,000 246,957
6.05%, 12/1/2026(b) 75,000 75,957
5.55%, 2/15/2028 50,000 50,405
5.25%, 7/1/2029 30,000 29,813
3.75%, 5/15/2030 60,000 55,194
6.40%, 12/1/2030(b) 40,000 42,061
5.75%, 2/15/2033 30,000 30,309
6.55%, 12/1/2033(b) 230,000 243,749
5.55%, 5/15/2034 40,000 39,587
5.60%, 9/1/2034(b) 50,000 49,669
6.05%, 6/1/2041(b) 75,000 73,711
6.50%, 2/1/2042 250,000 258,588
5.00%, 5/15/2044(b)(f) 150,000 129,384
5.35%, 5/15/2045 200,000 178,596
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer LP,
5.30%, 4/15/2047 300,000 264,977
6.25%, 4/15/2049(b) 450,000 447,654
5.95%, 5/15/2054(b) 90,000 87,639
6.05%, 9/1/2054(b) 50,000 49,305
Enterprise Products Operating
LLC ,
5.05%, 1/10/2026(b) 70,000 69,806
4.60%, 1/11/2027(b) 50,000 49,519
2.80%, 1/31/2030(b) 120,000 107,183
5.35%, 1/31/2033 70,000 70,588
4.85%, 1/31/2034 50,000 48,555
6.13%, 10/15/2039(b) 285,000 300,134
4.45%, 2/15/2043(b) 100,000 85,814
4.85%, 3/15/2044(b) 100,000 90,062
4.25%, 2/15/2048 250,000 204,344
4.80%, 2/1/2049 300,000 266,075
3.70%, 1/31/2051(b) 250,000 184,299
3.20%, 2/15/2052 80,000 53,158
4.95%, 10/15/2054 200,000 176,805
EOG Resources, Inc. ,
4.95%, 4/15/2050(b) 60,000 55,010
EQT Corp. ,
3.90%, 10/1/2027(b) 300,000 286,741
5.75%, 2/1/2034 50,000 49,561
Equinor ASA ,
3.13%, 4/6/2030(b) 200,000 182,390
3.70%, 4/6/2050(b) 500,000 379,735
Exxon Mobil Corp. ,
3.04%, 3/1/2026(b) 235,000 227,291
2.28%, 8/16/2026(b) 100,000 94,569
3.29%, 3/19/2027(b) 200,000 193,273
3.48%, 3/19/2030(b) 250,000 233,077
2.61%, 10/15/2030(b) 250,000 219,350
4.23%, 3/19/2040 200,000 175,779
4.11%, 3/1/2046(b) 250,000 206,539
3.10%, 8/16/2049(b) 50,000 33,865
4.33%, 3/19/2050(b) 326,000 274,536
3.45%, 4/15/2051(b) 274,000 197,743
Hess Corp. ,
4.30%, 4/1/2027(b) 500,000 487,518
5.60%, 2/15/2041(b) 250,000 249,189
Kinder Morgan Energy
Partners LP ,
6.38%, 3/1/2041 250,000 254,324
5.00%, 8/15/2042 350,000 306,448
Kinder Morgan, Inc. ,
1.75%, 11/15/2026(b) 300,000 276,646
5.00%, 2/1/2029 60,000 59,333
2.00%, 2/15/2031(b) 50,000 40,964
4.80%, 2/1/2033(b) 60,000 56,870
5.20%, 6/1/2033 90,000 87,330
5.40%, 2/1/2034 75,000 73,848
5.30%, 12/1/2034(b) 350,000 339,234
5.55%, 6/1/2045(b) 200,000 186,546
5.05%, 2/15/2046 250,000 218,801
3.25%, 8/1/2050 50,000 31,878
5.45%, 8/1/2052 60,000 55,196
Marathon Oil Corp. ,
5.30%, 4/1/2029(b) 50,000 50,206
6.80%, 3/15/2032 118,000 128,368
5.70%, 4/1/2034(b) 50,000 50,906

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Marathon Oil Corp.,
6.60%, 10/1/2037(b) 70,000 75,841
Marathon Petroleum Corp. ,
6.50%, 3/1/2041 250,000 260,186
MPLX LP ,
1.75%, 3/1/2026(b) 160,000 150,354
4.25%, 12/1/2027 350,000 338,668
4.00%, 3/15/2028(b) 100,000 95,683
2.65%, 8/15/2030 190,000 163,729
4.95%, 9/1/2032 90,000 86,113
5.00%, 3/1/2033 35,000 33,439
5.50%, 6/1/2034 60,000 59,088
4.50%, 4/15/2038 250,000 217,990
4.70%, 4/15/2048 200,000 164,509
5.50%, 2/15/2049 300,000 276,738
4.95%, 3/14/2052 110,000 93,245
Occidental Petroleum Corp. ,
6.63%, 9/1/2030(b) 210,000 220,231
6.13%, 1/1/2031(b) 300,000 307,059
6.45%, 9/15/2036(b) 250,000 261,126
4.20%, 3/15/2048 180,000 137,246
ONEOK Partners LP ,
6.13%, 2/1/2041 100,000 99,909
ONEOK, Inc. ,
5.55%, 11/1/2026 100,000 100,408
4.00%, 7/13/2027(b) 500,000 482,771
5.65%, 11/1/2028 100,000 101,503
4.35%, 3/15/2029 100,000 96,342
5.80%, 11/1/2030 75,000 76,770
6.05%, 9/1/2033(b) 100,000 102,958
5.20%, 7/15/2048 250,000 221,124
3.95%, 3/1/2050 25,000 18,139
6.63%, 9/1/2053(b) 350,000 373,498
Ovintiv, Inc. ,
5.65%, 5/15/2028(b) 60,000 60,682
6.25%, 7/15/2033(b) 40,000 41,231
6.50%, 2/1/2038(b) 250,000 257,061
7.10%, 7/15/2053(b) 40,000 43,875
Phillips 66 ,
4.65%, 11/15/2034 200,000 186,087
5.88%, 5/1/2042(b) 132,000 133,015
4.88%, 11/15/2044 300,000 265,627
Phillips 66 Co. ,
4.95%, 12/1/2027 40,000 39,889
5.25%, 6/15/2031 50,000 49,804
5.30%, 6/30/2033 100,000 98,814
4.90%, 10/1/2046 50,000 43,916
5.65%, 6/15/2054 50,000 48,026
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 30,000 29,934
1.90%, 8/15/2030 200,000 167,570
2.15%, 1/15/2031(b) 300,000 251,873
Plains All American Pipeline
LP ,
4.65%, 10/15/2025(b) 200,000 197,301
5.70%, 9/15/2034 50,000 49,541
5.15%, 6/1/2042 250,000 221,448
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 200,000 198,313
4.50%, 5/15/2030(b) 400,000 383,733
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Sabine Pass Liquefaction
LLC,
5.90%, 9/15/2037 60,000 61,405
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 81,726
Suncor Energy, Inc. ,
6.50%, 6/15/2038 350,000 366,530
Targa Resources Corp. ,
5.20%, 7/1/2027(b) 60,000 59,884
6.15%, 3/1/2029 35,000 36,127
6.13%, 3/15/2033 100,000 102,699
6.50%, 3/30/2034 50,000 52,947
6.25%, 7/1/2052 60,000 60,535
6.50%, 2/15/2053(b) 100,000 105,056
Targa Resources Partners LP ,
4.00%, 1/15/2032 100,000 90,094
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029(b) 300,000 281,441
2.83%, 1/10/2030 500,000 448,320
3.13%, 5/29/2050(b) 200,000 134,853
3.39%, 6/29/2060 100,000 66,544
TotalEnergies Capital SA ,
5.15%, 4/5/2034 50,000 50,018
5.49%, 4/5/2054 50,000 49,308
5.64%, 4/5/2064 50,000 49,510
TransCanada PipeLines Ltd. ,
4.88%, 1/15/2026 285,000 282,642
4.25%, 5/15/2028(b) 500,000 483,477
2.50%, 10/12/2031(b) 100,000 83,769
5.85%, 3/15/2036 450,000 453,004
7.63%, 1/15/2039(b) 110,000 128,308
6.10%, 6/1/2040(b) 200,000 203,328
Valero Energy Corp. ,
2.80%, 12/1/2031(b) 100,000 84,864
7.50%, 4/15/2032 118,000 133,174
6.63%, 6/15/2037(b) 200,000 213,195
3.65%, 12/1/2051(b) 50,000 34,494
Western Midstream Operating
LP ,
6.15%, 4/1/2033 100,000 102,510
5.30%, 3/1/2048(b) 120,000 103,610
5.25%, 2/1/2050(b)(f) 100,000 87,650
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025(b) 500,000 490,329
5.40%, 3/2/2026 55,000 54,947
3.75%, 6/15/2027 300,000 287,940
5.30%, 8/15/2028 200,000 200,613
4.90%, 3/15/2029(b) 50,000 49,321
3.50%, 11/15/2030(b) 400,000 362,563
4.65%, 8/15/2032 60,000 56,991
5.65%, 3/15/2033 100,000 100,912
5.15%, 3/15/2034 50,000 48,781
5.80%, 11/15/2043 250,000 243,065
4.90%, 1/15/2045 350,000 305,457
34,456,375
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 60,905
Suzano Austria GmbH ,
2.50%, 9/15/2028 200,000 175,576

40 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Paper & Forest Products
Suzano Austria GmbH,
6.00%, 1/15/2029 200,000 199,483
5.00%, 1/15/2030 200,000 189,252
625,216
Passenger Airlines 0 .0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 275,870 236,338
Southwest Airlines Co. ,
5.13%, 6/15/2027(b) 275,000 273,583
2.63%, 2/10/2030(b) 50,000 43,298
553,219
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The) ,
2.38%, 12/1/2029(b) 35,000 30,690
1.95%, 3/15/2031 100,000 82,211
5.00%, 2/14/2034(b) 25,000 24,545
3.13%, 12/1/2049 150,000 100,277
Haleon US Capital LLC ,
3.38%, 3/24/2027(b) 400,000 381,692
3.63%, 3/24/2032(b) 500,000 447,911
Kenvue, Inc. ,
5.05%, 3/22/2028(b) 105,000 105,573
5.00%, 3/22/2030(b) 80,000 80,262
4.90%, 3/22/2033(b) 140,000 138,459
5.10%, 3/22/2043(b) 60,000 57,924
5.05%, 3/22/2053(b) 100,000 94,325
5.20%, 3/22/2063 45,000 42,478
1,586,347
Pharmaceuticals 1 .0%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026(b) 200,000 185,687
4.80%, 2/26/2027 75,000 74,568
4.88%, 3/3/2028 100,000 99,857
1.75%, 5/28/2028(b) 125,000 110,881
4.85%, 2/26/2029 75,000 74,850
4.90%, 3/3/2030(b) 100,000 100,391
4.90%, 2/26/2031 75,000 74,811
2.25%, 5/28/2031 35,000 29,556
4.88%, 3/3/2033(b) 100,000 99,059
5.00%, 2/26/2034 75,000 74,584
AstraZeneca plc ,
3.38%, 11/16/2025 150,000 146,307
0.70%, 4/8/2026(b) 200,000 185,125
1.38%, 8/6/2030(b) 200,000 163,454
6.45%, 9/15/2037 200,000 222,778
4.00%, 9/18/2042 250,000 210,268
2.13%, 8/6/2050 85,000 47,565
Bristol-Myers Squibb Co. ,
4.95%, 2/20/2026(b) 60,000 59,803
3.20%, 6/15/2026(b) 132,000 127,257
4.90%, 2/22/2027 40,000 39,885
3.90%, 2/20/2028(b) 750,000 724,236
4.90%, 2/22/2029(b) 60,000 59,882
3.40%, 7/26/2029(b) 400,000 372,735
5.75%, 2/1/2031(b) 75,000 77,867
5.10%, 2/22/2031(b) 230,000 230,882
2.95%, 3/15/2032(b) 140,000 121,143
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Bristol-Myers Squibb Co.,
5.90%, 11/15/2033 60,000 62,982
5.20%, 2/22/2034(b) 170,000 169,653
4.13%, 6/15/2039(b) 300,000 260,328
3.25%, 8/1/2042 250,000 185,487
5.50%, 2/22/2044(b) 25,000 24,713
4.55%, 2/20/2048 195,000 167,100
4.25%, 10/26/2049 400,000 325,606
2.55%, 11/13/2050 300,000 175,529
6.25%, 11/15/2053(b) 50,000 53,702
5.55%, 2/22/2054 110,000 108,447
6.40%, 11/15/2063 200,000 217,116
5.65%, 2/22/2064 125,000 122,107
Eli Lilly & Co. ,
4.50%, 2/9/2027(b) 75,000 74,349
4.50%, 2/9/2029 75,000 74,367
4.70%, 2/27/2033(b) 40,000 39,310
4.70%, 2/9/2034(b) 175,000 171,592
2.25%, 5/15/2050(b) 300,000 174,915
4.88%, 2/27/2053(b) 40,000 37,482
5.00%, 2/9/2054 160,000 152,797
2.50%, 9/15/2060 150,000 84,077
4.95%, 2/27/2063 100,000 92,953
5.10%, 2/9/2064 75,000 71,633
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028(b) 300,000 289,625
5.38%, 4/15/2034(b) 201,000 208,012
6.38%, 5/15/2038 200,000 220,556
4.20%, 3/18/2043 50,000 42,679
Johnson & Johnson ,
2.45%, 3/1/2026(b) 250,000 240,085
0.95%, 9/1/2027(b) 300,000 267,300
4.80%, 6/1/2029 75,000 75,571
1.30%, 9/1/2030 300,000 247,649
4.90%, 6/1/2031(b) 75,000 75,736
4.95%, 5/15/2033 263,000 268,947
4.95%, 6/1/2034 75,000 75,873
3.63%, 3/3/2037 100,000 87,276
3.70%, 3/1/2046 250,000 201,046
3.75%, 3/3/2047(b) 100,000 80,144
5.25%, 6/1/2054(b) 50,000 50,213
2.45%, 9/1/2060 500,000 282,455
Merck & Co., Inc. ,
1.70%, 6/10/2027(b) 170,000 156,004
4.05%, 5/17/2028 30,000 29,369
1.90%, 12/10/2028(b) 130,000 115,593
3.40%, 3/7/2029(b) 400,000 377,565
4.30%, 5/17/2030 60,000 58,492
2.15%, 12/10/2031 115,000 95,602
4.50%, 5/17/2033(b) 35,000 33,794
3.90%, 3/7/2039(b) 100,000 86,283
3.60%, 9/15/2042 250,000 197,825
4.90%, 5/17/2044 40,000 37,762
3.70%, 2/10/2045 400,000 313,957
4.00%, 3/7/2049 350,000 282,938
2.75%, 12/10/2051 70,000 43,763
5.00%, 5/17/2053(b) 35,000 32,912
2.90%, 12/10/2061 100,000 59,907
5.15%, 5/17/2063(b) 25,000 23,747
Novartis Capital Corp. ,
3.00%, 11/20/2025 300,000 291,810
3.10%, 5/17/2027(b) 500,000 477,370

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Novartis Capital Corp.,
2.20%, 8/14/2030(b) 300,000 259,874
4.00%, 11/20/2045(b) 200,000 167,054
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2026(b) 300,000 296,168
4.45%, 5/19/2028(b) 300,000 294,748
4.65%, 5/19/2030 500,000 492,833
4.75%, 5/19/2033(b) 395,000 384,856
5.30%, 5/19/2053(b) 520,000 501,549
5.34%, 5/19/2063 350,000 330,368
Pfizer, Inc. ,
3.00%, 12/15/2026(b) 300,000 286,282
2.63%, 4/1/2030(b) 100,000 88,711
1.70%, 5/28/2030(b) 140,000 117,841
1.75%, 8/18/2031(b) 100,000 81,204
7.20%, 3/15/2039 525,000 619,388
2.55%, 5/28/2040 45,000 31,325
4.00%, 3/15/2049(b) 500,000 402,992
2.70%, 5/28/2050 65,000 41,751
Pharmacia LLC ,
6.60%, 12/1/2028(f) 177,000 187,640
Royalty Pharma plc ,
5.15%, 9/2/2029(b) 50,000 49,578
2.20%, 9/2/2030 50,000 41,671
2.15%, 9/2/2031 35,000 28,054
5.40%, 9/2/2034(b) 50,000 48,658
3.55%, 9/2/2050(b) 200,000 134,245
3.35%, 9/2/2051 50,000 31,973
5.90%, 9/2/2054 50,000 48,102
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026(b) 925,000 887,098
Takeda Pharmaceutical Co.
Ltd. ,
5.00%, 11/26/2028(b) 300,000 297,756
2.05%, 3/31/2030 200,000 168,784
3.03%, 7/9/2040 200,000 144,839
3.18%, 7/9/2050 300,000 198,807
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026(b) 500,000 484,796
5.25%, 6/15/2046(b) 100,000 82,259
Viatris, Inc. ,
2.30%, 6/22/2027(b) 100,000 91,295
2.70%, 6/22/2030(b) 150,000 127,313
3.85%, 6/22/2040(b) 300,000 219,060
4.00%, 6/22/2050(b) 100,000 67,298
Wyeth LLC ,
6.50%, 2/1/2034(b) 206,000 226,337
Zoetis, Inc. ,
4.50%, 11/13/2025(b) 230,000 227,206
3.90%, 8/20/2028(b) 350,000 334,112
3.00%, 5/15/2050 300,000 195,490
20,706,851
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028(b) 120,000 107,187
1.25%, 9/1/2030(b) 100,000 80,953
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026(b) 215,000 206,611
2.60%, 5/1/2031(b) 135,000 113,839
Concentrix Corp. ,
6.65%, 8/2/2026 50,000 50,518
6.60%, 8/2/2028(b) 50,000 50,611
6.85%, 8/2/2033 50,000 49,481
Equifax, Inc. ,
5.10%, 12/15/2027(b) 45,000 44,805
5.10%, 6/1/2028(b) 40,000 39,838
2.35%, 9/15/2031(b) 100,000 82,056
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028(b) 100,000 103,153
5.90%, 3/1/2033 75,000 74,961
Thomson Reuters Corp. ,
3.35%, 5/15/2026 280,000 269,974
UL Solutions, Inc. ,
6.50%, 10/20/2028(c) 25,000 26,080
Verisk Analytics, Inc. ,
4.00%, 6/15/2025 37,000 36,391
5.75%, 4/1/2033 55,000 56,456
5.25%, 6/5/2034 40,000 39,385
3.63%, 5/15/2050 85,000 61,125
1,493,424
Real Estate Management & Development 0 .0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026(b) 500,000 493,886
5.95%, 8/15/2034 25,000 25,309
Jones Lang LaSalle, Inc. ,
6.88%, 12/1/2028 25,000 26,315
545,510
Residential REITs 0 .1%
AvalonBay Communities, Inc. ,
1.90%, 12/1/2028 200,000 175,956
3.30%, 6/1/2029 20,000 18,450
2.45%, 1/15/2031(b) 210,000 178,649
2.05%, 1/15/2032(b) 85,000 69,550
5.30%, 12/7/2033 25,000 24,835
ERP Operating LP ,
1.85%, 8/1/2031(b) 30,000 24,228
4.50%, 7/1/2044 200,000 169,825
Essential Properties LP ,
2.95%, 7/15/2031 100,000 82,270
Essex Portfolio LP ,
3.38%, 4/15/2026(b) 300,000 289,670
4.00%, 3/1/2029 100,000 94,454
3.00%, 1/15/2030(b) 75,000 66,620
2.65%, 3/15/2032(b) 35,000 28,965
Invitation Homes Operating
Partnership LP ,
2.30%, 11/15/2028(b) 125,000 110,686
5.45%, 8/15/2030(b) 60,000 60,106
4.15%, 4/15/2032(b) 100,000 91,227
5.50%, 8/15/2033(b) 90,000 88,727
2.70%, 1/15/2034 30,000 23,629
Mid-America Apartments LP ,
1.10%, 9/15/2026 30,000 27,403
2.75%, 3/15/2030(b) 50,000 44,251

42 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
Mid-America Apartments LP,
5.30%, 2/15/2032 25,000 24,890
5.00%, 3/15/2034(b) 25,000 24,273
Sun Communities Operating
LP ,
2.30%, 11/1/2028 65,000 57,139
5.50%, 1/15/2029(b) 25,000 25,007
2.70%, 7/15/2031(b) 55,000 45,426
4.20%, 4/15/2032 30,000 26,898
5.70%, 1/15/2033 100,000 98,475
UDR, Inc. ,
3.00%, 8/15/2031(b) 250,000 216,082
1.90%, 3/15/2033 55,000 41,540
2,229,231
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
2.50%, 8/16/2031(b) 100,000 82,214
5.50%, 2/15/2034 25,000 24,566
Federal Realty OP LP ,
5.38%, 5/1/2028(b) 20,000 20,022
3.50%, 6/1/2030(b) 200,000 181,372
Kimco Realty OP LLC ,
2.25%, 12/1/2031(b) 25,000 20,065
6.40%, 3/1/2034 25,000 26,428
4.45%, 9/1/2047(b) 250,000 199,459
NNN REIT, Inc. ,
2.50%, 4/15/2030(b) 300,000 257,381
5.60%, 10/15/2033(b) 25,000 24,874
5.50%, 6/15/2034 25,000 24,766
3.50%, 4/15/2051 40,000 27,733
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031(b) 100,000 81,544
5.75%, 7/15/2034(b) 25,000 24,688
Realty Income Corp. ,
0.75%, 3/15/2026 70,000 64,667
4.70%, 12/15/2028(b) 40,000 39,270
4.75%, 2/15/2029 25,000 24,569
3.40%, 1/15/2030(b) 250,000 227,659
3.25%, 1/15/2031(b) 65,000 57,499
5.63%, 10/13/2032(b) 45,000 45,564
2.85%, 12/15/2032 400,000 329,657
1.80%, 3/15/2033(b) 55,000 41,334
4.90%, 7/15/2033 60,000 57,355
5.13%, 2/15/2034(b) 25,000 24,267
Regency Centers LP ,
2.95%, 9/15/2029 50,000 44,885
3.70%, 6/15/2030(b) 300,000 276,323
2,228,161
Semiconductors & Semiconductor Equipment 0 .6%
Advanced Micro Devices, Inc. ,
3.92%, 6/1/2032(b) 75,000 69,590
4.39%, 6/1/2052(b) 85,000 71,867
Analog Devices, Inc. ,
5.05%, 4/1/2034 25,000 24,899
2.80%, 10/1/2041(b) 175,000 123,309
5.30%, 4/1/2054 25,000 24,406
Applied Materials, Inc. ,
3.30%, 4/1/2027(b) 200,000 192,046
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.,
4.80%, 6/15/2029 35,000 34,949
1.75%, 6/1/2030(b) 60,000 50,528
5.10%, 10/1/2035(b) 250,000 253,642
2.75%, 6/1/2050 85,000 55,713
Broadcom Corp. ,
3.88%, 1/15/2027(b) 500,000 483,776
Broadcom, Inc. ,
3.15%, 11/15/2025 26,000 25,192
4.00%, 4/15/2029(b)(c) 95,000 90,510
4.15%, 11/15/2030(b) 121,000 114,278
2.45%, 2/15/2031(c) 200,000 168,422
4.15%, 4/15/2032(c) 80,000 73,811
4.30%, 11/15/2032(b) 200,000 186,934
2.60%, 2/15/2033(c) 260,000 210,706
3.42%, 4/15/2033(c) 84,000 72,421
3.47%, 4/15/2034(c) 1,000,000 852,494
3.14%, 11/15/2035(c) 300,000 240,236
4.93%, 5/15/2037(c) 363,000 341,406
3.50%, 2/15/2041(b)(c) 100,000 76,655
Intel Corp. ,
3.70%, 7/29/2025(b) 500,000 491,397
4.88%, 2/10/2026 110,000 109,343
3.75%, 3/25/2027(b) 200,000 193,499
3.15%, 5/11/2027(b) 300,000 285,100
3.75%, 8/5/2027 60,000 57,858
4.88%, 2/10/2028(b) 110,000 109,592
1.60%, 8/12/2028 75,000 65,648
4.00%, 8/5/2029(b) 60,000 57,278
2.45%, 11/15/2029 400,000 351,693
5.13%, 2/10/2030(b) 310,000 311,297
3.90%, 3/25/2030 400,000 375,966
5.00%, 2/21/2031(b) 30,000 29,820
2.00%, 8/12/2031(b) 100,000 81,379
4.15%, 8/5/2032 300,000 280,956
5.20%, 2/10/2033 150,000 149,766
5.15%, 2/21/2034(b) 40,000 39,501
2.80%, 8/12/2041 30,000 20,756
5.63%, 2/10/2043(b) 45,000 44,570
4.10%, 5/11/2047(b) 300,000 237,813
3.73%, 12/8/2047 443,000 325,584
3.25%, 11/15/2049 100,000 67,070
4.75%, 3/25/2050 400,000 344,291
4.90%, 8/5/2052(b) 60,000 52,886
5.70%, 2/10/2053(b) 120,000 117,944
3.10%, 2/15/2060 200,000 120,998
5.05%, 8/5/2062(b) 60,000 52,965
5.90%, 2/10/2063(b) 110,000 109,768
KLA Corp. ,
4.65%, 7/15/2032(b) 50,000 48,810
4.70%, 2/1/2034 25,000 24,298
3.30%, 3/1/2050(b) 220,000 154,888
4.95%, 7/15/2052(b) 90,000 83,623
5.25%, 7/15/2062(b) 75,000 71,619
Lam Research Corp. ,
1.90%, 6/15/2030(b) 90,000 76,007
Microchip Technology, Inc. ,
5.05%, 3/15/2029(b) 50,000 49,599
Micron Technology, Inc. ,
5.38%, 4/15/2028 60,000 60,254
5.33%, 2/6/2029(b) 150,000 150,707
6.75%, 11/1/2029(b) 150,000 159,543

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc.,
5.30%, 1/15/2031 40,000 39,910
2.70%, 4/15/2032 100,000 82,800
5.88%, 2/9/2033(b) 50,000 51,078
5.88%, 9/15/2033(b) 60,000 61,399
3.37%, 11/1/2041(b) 50,000 36,580
3.48%, 11/1/2051 50,000 34,322
NVIDIA Corp. ,
1.55%, 6/15/2028(b) 365,000 325,311
2.85%, 4/1/2030(b) 110,000 99,747
2.00%, 6/15/2031(b) 200,000 168,064
3.50%, 4/1/2050(b) 280,000 214,942
NXP BV ,
3.88%, 6/18/2026 35,000 33,989
4.30%, 6/18/2029(b) 100,000 95,961
3.40%, 5/1/2030 35,000 31,712
2.50%, 5/11/2031(b) 190,000 159,210
2.65%, 2/15/2032(b) 40,000 33,247
5.00%, 1/15/2033(b) 85,000 82,881
3.25%, 5/11/2041 195,000 142,242
3.13%, 2/15/2042 50,000 35,170
3.25%, 11/30/2051 30,000 19,723
QUALCOMM, Inc. ,
3.25%, 5/20/2027 250,000 238,735
1.30%, 5/20/2028 73,000 64,001
2.15%, 5/20/2030(b) 80,000 69,255
1.65%, 5/20/2032(b) 190,000 149,655
5.40%, 5/20/2033 100,000 103,624
4.65%, 5/20/2035(b) 100,000 97,295
4.30%, 5/20/2047(b) 300,000 256,050
4.50%, 5/20/2052(b) 90,000 77,691
6.00%, 5/20/2053(b) 100,000 107,881
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031 40,000 33,893
Texas Instruments, Inc. ,
4.60%, 2/8/2027 25,000 24,837
4.60%, 2/15/2028(b) 105,000 104,121
4.60%, 2/8/2029 25,000 24,858
2.25%, 9/4/2029(b) 300,000 265,323
1.90%, 9/15/2031(b) 80,000 66,105
3.65%, 8/16/2032(b) 40,000 36,649
4.90%, 3/14/2033(b) 20,000 19,955
4.85%, 2/8/2034 25,000 24,775
4.15%, 5/15/2048 300,000 248,753
2.70%, 9/15/2051 100,000 62,486
5.00%, 3/14/2053 20,000 18,762
5.15%, 2/8/2054(b) 25,000 23,926
5.05%, 5/18/2063(b) 55,000 51,113
TSMC Arizona Corp. ,
3.13%, 10/25/2041(b) 200,000 155,001
4.50%, 4/22/2052(b) 200,000 185,388
Xilinx, Inc. ,
2.38%, 6/1/2030(b) 50,000 43,279
13,503,575
Software 0 .5%
Adobe, Inc. ,
2.15%, 2/1/2027(b) 245,000 228,505
4.80%, 4/4/2029(b) 25,000 25,027
2.30%, 2/1/2030(b) 100,000 87,615
4.95%, 4/4/2034(b) 25,000 24,889
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Atlassian Corp. ,
5.25%, 5/15/2029 25,000 25,001
5.50%, 5/15/2034(b) 25,000 24,771
Autodesk, Inc. ,
2.40%, 12/15/2031(b) 155,000 128,654
Intuit, Inc. ,
5.25%, 9/15/2026(b) 55,000 55,216
5.13%, 9/15/2028 75,000 75,692
5.20%, 9/15/2033(b) 75,000 75,315
Microsoft Corp. ,
3.13%, 11/3/2025(b) 600,000 585,123
2.40%, 8/8/2026(b) 465,000 442,419
3.30%, 2/6/2027(b) 800,000 771,681
1.35%, 9/15/2030 25,000 20,701
3.50%, 2/12/2035(b) 325,000 294,396
3.45%, 8/8/2036 239,000 208,343
2.53%, 6/1/2050 436,000 275,298
2.50%, 9/15/2050 200,000 125,908
2.92%, 3/17/2052 575,000 390,336
2.68%, 6/1/2060 400,000 244,177
3.04%, 3/17/2062 250,000 165,401
Oracle Corp. ,
5.80%, 11/10/2025 35,000 35,166
2.65%, 7/15/2026 190,000 180,066
3.25%, 11/15/2027(b) 300,000 282,824
4.50%, 5/6/2028(b) 55,000 54,011
6.15%, 11/9/2029(b) 65,000 67,984
2.95%, 4/1/2030 600,000 533,608
4.65%, 5/6/2030(b) 55,000 53,893
3.25%, 5/15/2030(b) 250,000 226,735
2.88%, 3/25/2031 500,000 431,737
6.25%, 11/9/2032(b) 180,000 190,514
4.90%, 2/6/2033(b) 85,000 82,453
3.90%, 5/15/2035(b) 200,000 173,389
3.80%, 11/15/2037 400,000 329,514
3.60%, 4/1/2040(b) 300,000 230,585
5.38%, 7/15/2040 350,000 332,817
4.50%, 7/8/2044 120,000 99,964
4.00%, 7/15/2046 100,000 76,261
4.00%, 11/15/2047(b) 400,000 302,832
3.60%, 4/1/2050(b) 700,000 489,912
6.90%, 11/9/2052(b) 180,000 201,475
5.55%, 2/6/2053(b) 130,000 123,000
3.85%, 4/1/2060(b) 250,000 171,804
4.10%, 3/25/2061(b) 300,000 214,872
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 56,839
2.95%, 9/15/2029(b) 90,000 80,943
1.75%, 2/15/2031(b) 245,000 197,226
Salesforce, Inc. ,
3.70%, 4/11/2028(b) 500,000 481,988
1.95%, 7/15/2031 35,000 28,721
2.70%, 7/15/2041(b) 200,000 139,976
2.90%, 7/15/2051 290,000 187,134
ServiceNow, Inc. ,
1.40%, 9/1/2030(b) 145,000 117,722
VMware LLC ,
1.40%, 8/15/2026 300,000 276,233
4.70%, 5/15/2030(b) 300,000 290,224
Workday, Inc. ,
3.50%, 4/1/2027 50,000 47,830
3.70%, 4/1/2029(b) 50,000 46,904

44 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Workday, Inc.,
3.80%, 4/1/2032(b) 70,000 62,897
11,174,521
Specialized REITs 0 .2%
American Tower Corp. ,
1.45%, 9/15/2026 105,000 96,347
3.65%, 3/15/2027 35,000 33,519
1.50%, 1/31/2028(b) 300,000 263,016
5.50%, 3/15/2028 60,000 60,354
5.25%, 7/15/2028(b) 40,000 39,915
5.80%, 11/15/2028(b) 85,000 86,649
5.20%, 2/15/2029(b) 25,000 24,914
3.95%, 3/15/2029(b) 300,000 283,063
2.90%, 1/15/2030(b) 110,000 96,971
1.88%, 10/15/2030(b) 165,000 134,333
2.30%, 9/15/2031(b) 145,000 118,300
4.05%, 3/15/2032(b) 60,000 54,855
5.65%, 3/15/2033 60,000 60,380
5.55%, 7/15/2033 40,000 39,956
5.90%, 11/15/2033(b) 100,000 102,397
5.45%, 2/15/2034(b) 25,000 24,782
2.95%, 1/15/2051(b) 200,000 125,076
Crown Castle, Inc. ,
3.70%, 6/15/2026 60,000 57,983
1.05%, 7/15/2026(b) 300,000 274,592
2.90%, 3/15/2027 40,000 37,542
3.65%, 9/1/2027 150,000 142,546
5.00%, 1/11/2028(b) 65,000 64,203
3.80%, 2/15/2028 150,000 142,114
4.80%, 9/1/2028(b) 35,000 34,261
5.60%, 6/1/2029(b) 75,000 75,640
3.10%, 11/15/2029(b) 260,000 232,112
5.10%, 5/1/2033(b) 35,000 33,761
5.80%, 3/1/2034 65,000 65,659
2.90%, 4/1/2041(b) 200,000 138,407
4.75%, 5/15/2047 100,000 85,007
CubeSmart LP ,
2.25%, 12/15/2028(b) 155,000 136,480
2.00%, 2/15/2031 50,000 40,424
2.50%, 2/15/2032(b) 175,000 143,069
EPR Properties ,
4.95%, 4/15/2028 200,000 191,448
Equinix, Inc. ,
1.00%, 9/15/2025(b) 50,000 47,333
1.55%, 3/15/2028 100,000 87,448
2.00%, 5/15/2028(b) 30,000 26,567
3.20%, 11/18/2029(b) 105,000 94,607
2.50%, 5/15/2031(b) 90,000 75,395
2.95%, 9/15/2051 100,000 61,646
3.40%, 2/15/2052(b) 200,000 137,051
Extra Space Storage LP ,
5.50%, 7/1/2030(b) 150,000 151,132
2.40%, 10/15/2031(b) 90,000 73,943
2.35%, 3/15/2032 40,000 31,864
5.40%, 2/1/2034(b) 25,000 24,471
Public Storage Operating Co. ,
1.50%, 11/9/2026 140,000 128,899
1.85%, 5/1/2028 185,000 164,554
1.95%, 11/9/2028 135,000 118,967
5.13%, 1/15/2029(b) 30,000 30,255
2.30%, 5/1/2031(b) 160,000 134,455
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Public Storage Operating Co.,
2.25%, 11/9/2031 100,000 82,553
5.35%, 8/1/2053(b) 25,000 24,113
Weyerhaeuser Co. ,
4.75%, 5/15/2026 60,000 59,310
7.38%, 3/15/2032(b) 193,000 215,746
5,310,384
Specialty Retail 0 .4%
AutoNation, Inc. ,
1.95%, 8/1/2028 45,000 39,020
2.40%, 8/1/2031(b) 90,000 72,418
3.85%, 3/1/2032(b) 30,000 26,644
AutoZone, Inc. ,
5.05%, 7/15/2026 25,000 24,904
4.50%, 2/1/2028 145,000 141,789
6.25%, 11/1/2028(b) 25,000 26,066
5.10%, 7/15/2029 50,000 49,793
4.00%, 4/15/2030(b) 100,000 94,032
4.75%, 8/1/2032(b) 40,000 38,402
4.75%, 2/1/2033(b) 150,000 143,228
5.20%, 8/1/2033(b) 25,000 24,607
6.55%, 11/1/2033(b) 25,000 26,841
5.40%, 7/15/2034 50,000 49,448
Best Buy Co., Inc. ,
1.95%, 10/1/2030(b) 125,000 103,602
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 50,000 35,265
Home Depot, Inc. (The) ,
4.00%, 9/15/2025 30,000 29,563
5.15%, 6/25/2026(b) 100,000 100,084
4.95%, 9/30/2026 50,000 49,930
2.50%, 4/15/2027(b) 200,000 187,286
2.88%, 4/15/2027(b) 45,000 42,594
4.88%, 6/25/2027 65,000 64,868
0.90%, 3/15/2028 130,000 113,247
1.50%, 9/15/2028(b) 100,000 87,723
3.90%, 12/6/2028(b) 300,000 289,807
4.90%, 4/15/2029 50,000 50,086
4.75%, 6/25/2029 55,000 54,680
1.38%, 3/15/2031(b) 300,000 239,013
4.85%, 6/25/2031(b) 85,000 84,333
1.88%, 9/15/2031(b) 100,000 81,415
3.25%, 4/15/2032(b) 200,000 177,380
4.50%, 9/15/2032(b) 90,000 87,254
4.95%, 6/25/2034 95,000 94,010
5.88%, 12/16/2036 200,000 211,909
5.95%, 4/1/2041(b) 150,000 158,655
4.20%, 4/1/2043 150,000 127,095
4.40%, 3/15/2045(b) 600,000 518,975
3.35%, 4/15/2050(b) 135,000 95,881
2.38%, 3/15/2051 200,000 114,850
2.75%, 9/15/2051 100,000 62,222
3.63%, 4/15/2052(b) 140,000 103,557
4.95%, 9/15/2052(b) 25,000 23,084
5.30%, 6/25/2054(b) 35,000 34,172
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 40,000 39,484
4.80%, 4/1/2026 60,000 59,494
2.50%, 4/15/2026(b) 300,000 285,740
3.35%, 4/1/2027(b) 60,000 57,245
3.10%, 5/3/2027(b) 250,000 236,660

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Lowe’s Cos., Inc.,
1.30%, 4/15/2028 170,000 148,331
1.70%, 9/15/2028 80,000 69,903
6.50%, 3/15/2029(b) 236,000 252,023
1.70%, 10/15/2030(b) 75,000 61,235
2.63%, 4/1/2031(b) 300,000 255,934
3.75%, 4/1/2032(b) 245,000 222,436
5.00%, 4/15/2033(b) 60,000 59,076
5.15%, 7/1/2033(b) 75,000 74,628
2.80%, 9/15/2041(b) 60,000 41,178
4.05%, 5/3/2047(b) 250,000 193,151
3.00%, 10/15/2050 345,000 215,730
4.25%, 4/1/2052(b) 65,000 51,085
5.63%, 4/15/2053(b) 200,000 193,654
4.45%, 4/1/2062(b) 75,000 58,307
5.80%, 9/15/2062 60,000 58,333
5.85%, 4/1/2063 110,000 107,223
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026 300,000 290,551
5.75%, 11/20/2026 35,000 35,325
4.70%, 6/15/2032 100,000 96,513
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026 500,000 471,098
Tractor Supply Co. ,
1.75%, 11/1/2030(b) 55,000 44,720
5.25%, 5/15/2033(b) 20,000 19,825
7,878,614
Technology Hardware, Storage & Peripherals 0 .4%
Apple, Inc. ,
0.55%, 8/20/2025(b) 500,000 474,872
0.70%, 2/8/2026(b) 500,000 466,933
3.25%, 2/23/2026(b) 230,000 223,552
2.45%, 8/4/2026(b) 625,000 593,712
3.35%, 2/9/2027(b) 500,000 482,004
3.20%, 5/11/2027(b) 300,000 287,480
1.20%, 2/8/2028(b) 500,000 442,145
4.00%, 5/10/2028(b) 60,000 58,754
1.40%, 8/5/2028(b) 350,000 308,083
3.25%, 8/8/2029(b) 150,000 140,449
2.20%, 9/11/2029(b) 235,000 208,518
4.15%, 5/10/2030(b) 60,000 58,887
1.65%, 5/11/2030 300,000 252,807
1.25%, 8/20/2030(b) 500,000 409,370
1.65%, 2/8/2031(b) 250,000 206,732
1.70%, 8/5/2031(b) 50,000 40,907
3.35%, 8/8/2032 150,000 136,076
4.30%, 5/10/2033 60,000 59,144
3.85%, 5/4/2043(b) 550,000 460,337
4.38%, 5/13/2045(b) 355,000 316,367
4.65%, 2/23/2046 460,000 423,955
2.65%, 5/11/2050 300,000 191,464
2.40%, 8/20/2050 100,000 60,575
2.65%, 2/8/2051 400,000 252,919
2.70%, 8/5/2051 50,000 31,755
3.95%, 8/8/2052(b) 120,000 97,482
4.85%, 5/10/2053(b) 60,000 58,025
2.55%, 8/20/2060(b) 300,000 182,812
2.85%, 8/5/2061 50,000 30,754
4.10%, 8/8/2062 120,000 97,077
Dell International LLC ,
6.02%, 6/15/2026(b) 261,000 263,731
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Dell International LLC,
5.30%, 10/1/2029 300,000 301,693
5.75%, 2/1/2033 60,000 61,687
5.40%, 4/15/2034(b) 50,000 49,474
3.38%, 12/15/2041(b) 100,000 73,149
8.35%, 7/15/2046(b) 43,000 54,377
3.45%, 12/15/2051 55,000 37,260
Hewlett Packard Enterprise
Co. ,
4.90%, 10/15/2025(f) 400,000 396,729
5.25%, 7/1/2028 20,000 20,118
6.35%, 10/15/2045(b)(f) 150,000 157,574
HP, Inc. ,
4.75%, 1/15/2028(b) 60,000 59,361
4.00%, 4/15/2029(b) 60,000 57,156
2.65%, 6/17/2031(b) 50,000 42,376
5.50%, 1/15/2033 60,000 60,401
6.00%, 9/15/2041(b) 250,000 255,445
Western Digital Corp. ,
2.85%, 2/1/2029 250,000 216,955
9,161,433
Textiles, Apparel & Luxury Goods 0 .1%
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 360,141
3.88%, 11/1/2045(b) 250,000 199,957
3.38%, 3/27/2050(b) 200,000 144,105
Tapestry, Inc. ,
7.05%, 11/27/2025 35,000 35,582
7.00%, 11/27/2026 125,000 128,467
7.35%, 11/27/2028(b) 50,000 51,894
7.70%, 11/27/2030 50,000 52,245
7.85%, 11/27/2033(b) 110,000 115,859
1,088,250
Tobacco 0 .3%
Altria Group, Inc. ,
4.40%, 2/14/2026 160,000 157,389
6.20%, 11/1/2028(b) 25,000 25,924
4.80%, 2/14/2029(b) 400,000 393,408
5.80%, 2/14/2039(b) 400,000 400,222
4.50%, 5/2/2043(b) 250,000 204,647
5.38%, 1/31/2044(b) 170,000 159,264
5.95%, 2/14/2049(b) 250,000 245,122
3.70%, 2/4/2051 250,000 168,972
BAT Capital Corp. ,
4.70%, 4/2/2027 100,000 98,441
3.56%, 8/15/2027(b) 198,000 188,073
2.26%, 3/25/2028(b) 160,000 143,355
6.34%, 8/2/2030(b) 100,000 104,253
4.74%, 3/16/2032(b) 70,000 66,423
6.42%, 8/2/2033(b) 90,000 94,097
6.00%, 2/20/2034(b) 100,000 101,164
4.39%, 8/15/2037 350,000 295,337
7.08%, 8/2/2043 50,000 52,688
4.76%, 9/6/2049(b) 150,000 118,018
5.65%, 3/16/2052(b) 70,000 62,497
7.08%, 8/2/2053(b) 75,000 79,752
BAT International Finance plc ,
1.67%, 3/25/2026(b) 150,000 140,520
4.45%, 3/16/2028(b) 70,000 67,769
5.93%, 2/2/2029 200,000 204,676

46 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc. ,
5.00%, 11/17/2025 90,000 89,547
4.88%, 2/13/2026 100,000 99,212
4.75%, 2/12/2027 50,000 49,594
5.13%, 11/17/2027(b) 90,000 89,979
4.88%, 2/15/2028 100,000 99,128
5.25%, 9/7/2028(b) 25,000 25,199
4.88%, 2/13/2029(b) 50,000 49,443
5.63%, 11/17/2029(b) 70,000 71,495
5.13%, 2/15/2030(b) 100,000 99,640
5.50%, 9/7/2030(b) 25,000 25,333
5.13%, 2/13/2031 250,000 247,347
5.75%, 11/17/2032 30,000 30,628
5.38%, 2/15/2033(b) 250,000 248,231
5.63%, 9/7/2033 25,000 25,216
5.25%, 2/13/2034(b) 250,000 245,267
6.38%, 5/16/2038(b) 460,000 494,130
3.88%, 8/21/2042 250,000 194,545
4.25%, 11/10/2044 160,000 129,398
Reynolds American, Inc. ,
5.70%, 8/15/2035(b) 120,000 117,176
5.85%, 8/15/2045 400,000 368,932
6,371,451
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.75%, 6/1/2026(b) 250,000 241,560
5.30%, 6/25/2026 25,000 24,912
1.88%, 8/15/2026 80,000 74,185
5.30%, 2/1/2028(b) 50,000 49,892
2.10%, 9/1/2028 100,000 87,809
5.10%, 3/1/2029 50,000 49,472
3.25%, 10/1/2029(b) 250,000 226,201
5.20%, 7/15/2031(b) 25,000 24,432
GATX Corp. ,
3.25%, 9/15/2026 50,000 47,825
4.00%, 6/30/2030(b) 100,000 93,043
4.90%, 3/15/2033 145,000 138,682
5.45%, 9/15/2033(b) 100,000 98,694
6.05%, 3/15/2034(b) 50,000 51,129
6.90%, 5/1/2034(b) 25,000 27,222
3.10%, 6/1/2051 90,000 56,858
WW Grainger, Inc. ,
3.75%, 5/15/2046(b) 250,000 194,611
1,486,527
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.45%, 6/1/2032(b) 60,000 57,098
5.15%, 3/1/2034(b) 50,000 49,561
4.30%, 9/1/2045 500,000 423,717
5.45%, 3/1/2054 50,000 48,209
Essential Utilities, Inc. ,
5.38%, 1/15/2034(b) 25,000 24,554
3.35%, 4/15/2050 200,000 134,421
5.30%, 5/1/2052 40,000 36,473
774,033
Wireless Telecommunication Services 0 .3%
America Movil SAB de CV ,
6.38%, 3/1/2035 177,000 189,407
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
America Movil SAB de CV,
6.13%, 3/30/2040 350,000 362,173
Rogers Communications, Inc. ,
3.63%, 12/15/2025(b) 200,000 194,453
3.20%, 3/15/2027 60,000 56,945
5.00%, 2/15/2029 150,000 148,151
3.80%, 3/15/2032(b) 70,000 62,545
5.30%, 2/15/2034(b) 150,000 147,188
4.50%, 3/15/2042(b) 70,000 59,270
4.50%, 3/15/2043 100,000 83,495
5.00%, 3/15/2044(b) 80,000 71,500
4.35%, 5/1/2049(b) 300,000 238,659
4.55%, 3/15/2052 80,000 65,311
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 300,000 284,876
3.75%, 4/15/2027 500,000 480,580
2.05%, 2/15/2028 100,000 89,820
4.95%, 3/15/2028 85,000 84,434
4.80%, 7/15/2028 80,000 78,913
4.85%, 1/15/2029(b) 45,000 44,441
3.38%, 4/15/2029(b) 500,000 461,737
3.88%, 4/15/2030 500,000 467,413
2.55%, 2/15/2031 500,000 424,437
2.70%, 3/15/2032 80,000 66,930
5.05%, 7/15/2033 245,000 239,685
5.75%, 1/15/2034(b) 65,000 66,823
5.15%, 4/15/2034 25,000 24,572
4.38%, 4/15/2040 250,000 216,640
3.00%, 2/15/2041(b) 200,000 143,108
4.50%, 4/15/2050(b) 150,000 125,275
3.30%, 2/15/2051 300,000 202,536
3.40%, 10/15/2052 200,000 136,543
5.65%, 1/15/2053(b) 200,000 197,036
5.75%, 1/15/2054(b) 80,000 79,623
6.00%, 6/15/2054(b) 100,000 103,396
5.80%, 9/15/2062(b) 200,000 198,288
Vodafone Group plc ,
7.88%, 2/15/2030(b) 206,000 232,500
4.38%, 2/19/2043(b) 100,000 87,177
4.88%, 6/19/2049(b) 300,000 259,626
4.25%, 9/17/2050 40,000 31,206
5.63%, 2/10/2053(b) 100,000 95,731
5.75%, 6/28/2054(b) 100,000 96,844
5.75%, 2/10/2063 100,000 94,894
5.88%, 6/28/2064 100,000 96,181
6,890,362
Total Corporate Bonds
(cost $586,008,505)
532,102,338
Foreign Government Securities 1 .5%
CANADA 0.3%
Canada Government Bond,
3.75%, 4/26/2028 1,300,000 1,263,219
Export Development Canada,
3.88%, 2/14/2028 500,000 488,464
4.13%, 2/13/2029(b) 500,000 492,335
Province of Alberta,
3.30%, 3/15/2028(b) 500,000 475,913

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 47
Foreign Government Securities
Principal
Amount ($) Value ($)
Province of Ontario,
2.50%, 4/27/2026 600,000 574,294
2.00%, 10/2/2029 1,000,000 878,924
Province of Quebec,
0.60%, 7/23/2025 450,000 428,797
3.63%, 4/13/2028 500,000 481,794
7.50%, 9/15/2029(b) 578,000 652,193
5,735,933
CHILE 0.1%
Republic of Chile,
3.24%, 2/6/2028 200,000 187,494
4.85%, 1/22/2029 200,000 197,417
2.45%, 1/31/2031 500,000 425,494
2.55%, 1/27/2032 500,000 419,324
2.55%, 7/27/2033(b) 350,000 283,499
3.10%, 5/7/2041 400,000 292,240
5.33%, 1/5/2054(b) 328,290 309,193
3.25%, 9/21/2071 200,000 123,445
2,238,106
HUNGARY 0.0%
†
Hungary Government Bond,
7.63%, 3/29/2041 100,000 114,000
INDONESIA 0.1%
Republic of Indonesia,
4.15%, 9/20/2027 200,000 194,250
3.50%, 1/11/2028(b) 500,000 472,418
4.10%, 4/24/2028 1,000,000 962,500
2.85%, 2/14/2030(b) 500,000 443,192
4.65%, 9/20/2032 200,000 192,750
5.35%, 2/11/2049(b) 200,000 198,000
4.20%, 10/15/2050 200,000 165,261
5.65%, 1/11/2053(b) 200,000 203,000
4.45%, 4/15/2070 200,000 164,210
2,995,581
ISRAEL 0.1%
State of Israel Government
Bond,
3.25%, 1/17/2028 200,000 183,229
5.50%, 3/12/2034(b) 250,000 237,248
3.38%, 1/15/2050 200,000 127,392
3.88%, 7/3/2050 200,000 139,939
5.75%, 3/12/2054 250,000 224,687
4.50%, 4/3/2120 200,000 139,750
1,052,245
ITALY 0.0%
†
Italian Republic Government
Bond,
5.38%, 6/15/2033(b) 491,000 483,953
4.00%, 10/17/2049(b) 400,000 297,184
781,137
JAPAN 0.1%
Japan Bank for International
Cooperation,
2.38%, 4/20/2026 500,000 476,969
1.88%, 7/21/2026(b) 500,000 470,115
2.88%, 7/21/2027 500,000 472,877
3.50%, 10/31/2028 400,000 381,178
Foreign Government Securities
Principal
Amount ($) Value ($)
1.88%, 4/15/2031(b) 800,000 671,719
Japan International
Cooperation Agency,
4.00%, 5/23/2028 450,000 437,131
2,909,989
MEXICO 0.3%
United Mexican States,
4.15%, 3/28/2027(b) 200,000 193,465
3.75%, 1/11/2028 1,000,000 945,123
2.66%, 5/24/2031(b) 700,000 574,324
4.88%, 5/19/2033(b) 200,000 184,255
3.50%, 2/12/2034 250,000 203,108
6.75%, 9/27/2034 596,000 620,448
6.35%, 2/9/2035(b) 200,000 201,096
6.05%, 1/11/2040(b) 400,000 386,302
4.75%, 3/8/2044 400,000 320,394
5.55%, 1/21/2045 300,000 269,189
4.60%, 1/23/2046 347,000 267,201
4.40%, 2/12/2052(b) 200,000 145,824
6.34%, 5/4/2053 550,000 518,569
6.40%, 5/7/2054 400,000 380,948
3.77%, 5/24/2061 200,000 122,300
5,332,546
PANAMA 0.1%
Republic of Panama,
3.88%, 3/17/2028 200,000 184,175
2.25%, 9/29/2032 200,000 143,508
6.40%, 2/14/2035 200,000 189,276
6.70%, 1/26/2036 250,000 242,282
8.00%, 3/1/2038 200,000 210,607
4.30%, 4/29/2053 500,000 320,032
6.85%, 3/28/2054(b) 200,000 182,845
4.50%, 4/1/2056 400,000 258,370
3.87%, 7/23/2060 200,000 113,777
1,844,872
PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027 175,000 168,771
2.78%, 1/23/2031 500,000 429,277
8.75%, 11/21/2033 300,000 365,060
3.00%, 1/15/2034(b) 200,000 162,011
3.30%, 3/11/2041 200,000 147,752
5.63%, 11/18/2050(b) 300,000 291,031
3.60%, 1/15/2072 150,000 95,973
1,659,875
PHILIPPINES 0.1%
Republic of Philippines,
9.50%, 2/2/2030 500,000 602,350
2.46%, 5/5/2030(b) 500,000 431,606
7.75%, 1/14/2031 200,000 228,250
6.38%, 10/23/2034 500,000 547,500
3.70%, 2/2/2042(b) 600,000 485,640
3.20%, 7/6/2046(b) 400,000 286,698
5.50%, 1/17/2048(b) 200,000 202,750
2,784,794
POLAND 0.0%
†
Republic of Poland,
4.88%, 10/4/2033 200,000 195,047

48 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
5.50%, 4/4/2053 200,000 196,041
5.50%, 3/18/2054 300,000 291,150
682,238
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
2.38%, 4/21/2027 1,000,000 933,640
4.50%, 9/15/2032 400,000 387,259
5.13%, 1/11/2033 200,000 202,356
Republic of Korea,
5.63%, 11/3/2025 300,000 301,527
4.13%, 6/10/2044(b) 250,000 221,081
2,045,863
SWEDEN 0.1%
Svensk Exportkredit AB,
4.38%, 2/13/2026 500,000 494,806
4.13%, 6/14/2028(b) 500,000 491,170
985,976
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
4.38%, 10/27/2027 250,000 247,054
5.75%, 10/28/2034 200,000 208,202
5.10%, 6/18/2050 350,000 329,071
4.98%, 4/20/2055 200,000 182,139
966,466
Total Foreign Government Securities
(cost $35,580,149)
32,129,621
Mortgage-Backed Securities 25 .4%
FHLMC Gold Pool
Pool# D60780
8.00%, 6/1/2025 91 91
Pool# G30267
5.00%, 8/1/2025 3,992 3,962
Pool# E02746
3.50%, 11/1/2025 15,731 15,502
Pool# J13883
3.50%, 12/1/2025 35,367 34,830
Pool# J14732
4.00%, 3/1/2026 21,926 21,654
Pool# E02896
3.50%, 5/1/2026 18,041 17,731
Pool# J18127
3.00%, 3/1/2027 36,831 35,854
Pool# J18702
3.00%, 3/1/2027 33,070 32,170
Pool# J19106
3.00%, 5/1/2027 15,876 15,434
Pool# J20471
3.00%, 9/1/2027 64,910 62,942
Pool# G14609
3.00%, 11/1/2027 115,352 111,656
Pool# C00566
7.50%, 12/1/2027 189 190
Pool# G15100
2.50%, 7/1/2028 54,297 52,023
Pool# C18271
7.00%, 11/1/2028 871 897
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C00678
7.00%, 11/1/2028 184 190
Pool# C00836
7.00%, 7/1/2029 175 180
Pool# C31285
7.00%, 9/1/2029 270 278
Pool# G18536
2.50%, 1/1/2030 894,173 844,431
Pool# C37436
8.00%, 1/1/2030 596 622
Pool# C36429
7.00%, 2/1/2030 411 424
Pool# C36306
7.00%, 2/1/2030 272 281
Pool# C00921
7.50%, 2/1/2030 414 425
Pool# G01108
7.00%, 4/1/2030 146 150
Pool# G18552
3.00%, 5/1/2030 328,832 314,249
Pool# U49055
3.00%, 6/1/2030 32,860 31,558
Pool# J32243
3.00%, 7/1/2030 268,060 255,654
Pool# J32255
3.00%, 7/1/2030 53,432 50,972
Pool# J32257
3.00%, 7/1/2030 53,045 50,581
Pool# C41561
8.00%, 8/1/2030 1,338 1,344
Pool# C01051
8.00%, 9/1/2030 690 715
Pool# C43550
7.00%, 10/1/2030 945 972
Pool# C44017
7.50%, 10/1/2030 310 309
Pool# C44957
8.00%, 11/1/2030 604 604
Pool# J33361
3.00%, 12/1/2030 117,810 112,419
Pool# G18578
3.00%, 12/1/2030 116,559 110,954
Pool# J33315
3.00%, 12/1/2030 54,242 51,704
Pool# C01103
7.50%, 12/1/2030 275 284
Pool# C46932
7.50%, 1/1/2031 460 459
Pool# G18587
3.00%, 2/1/2031 85,591 81,344
Pool# G18592
3.00%, 3/1/2031 93,273 88,613
Pool# C48206
7.50%, 3/1/2031 1,219 1,213
Pool# C91366
4.50%, 4/1/2031 29,401 28,979
Pool# G18601
3.00%, 5/1/2031 54,858 52,149
Pool# G18605
3.00%, 6/1/2031 31,902 30,325
Pool# J34627
3.00%, 6/1/2031 9,461 8,992

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 49
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C91377
4.50%, 6/1/2031 15,530 15,308
Pool# C53324
7.00%, 6/1/2031 1,125 1,159
Pool# J35107
2.50%, 8/1/2031 56,007 52,439
Pool# G01309
7.00%, 8/1/2031 386 397
Pool# G01311
7.00%, 9/1/2031 2,834 2,918
Pool# C01222
7.00%, 9/1/2031 441 454
Pool# G01315
7.00%, 9/1/2031 106 109
Pool# J35522
2.50%, 10/1/2031 213,796 199,976
Pool# C60012
7.00%, 11/1/2031 442 455
Pool# C61298
8.00%, 11/1/2031 1,715 1,716
Pool# J35957
2.50%, 12/1/2031 320,228 299,439
Pool# C61105
7.00%, 12/1/2031 3,800 3,912
Pool# C63171
7.00%, 1/1/2032 2,788 2,870
Pool# V61548
2.50%, 2/1/2032 309,859 289,228
Pool# D99004
3.50%, 3/1/2032 54,808 52,529
Pool# G30577
3.50%, 4/1/2032 117,191 112,375
Pool# G01391
7.00%, 4/1/2032 5,196 5,364
Pool# C01345
7.00%, 4/1/2032 2,016 2,075
Pool# C01370
8.00%, 4/1/2032 483 499
Pool# C01381
8.00%, 5/1/2032 7,050 7,333
Pool# C68290
7.00%, 6/1/2032 1,766 1,818
Pool# C68300
7.00%, 6/1/2032 616 634
Pool# D99266
3.50%, 7/1/2032 91,066 87,297
Pool# G01449
7.00%, 7/1/2032 3,323 3,421
Pool# C69908
7.00%, 8/1/2032 13,808 14,215
Pool# C91558
3.50%, 9/1/2032 17,732 16,950
Pool# G16407
2.50%, 1/1/2033 161,643 150,640
Pool# G16408
2.50%, 1/1/2033 114,835 107,014
Pool# G01536
7.00%, 3/1/2033 5,793 5,971
Pool# C01528
5.00%, 4/1/2033 25,021 24,789
Pool# G30646
3.00%, 5/1/2033 117,246 109,667
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G30642
3.00%, 5/1/2033 57,633 53,837
Pool# K90535
3.00%, 5/1/2033 23,486 21,926
Pool# G18693
4.00%, 5/1/2033 35,285 34,364
Pool# G18696
3.50%, 7/1/2033 9,970 9,536
Pool# A16419
6.50%, 11/1/2033 11,821 12,129
Pool# A21356
6.50%, 4/1/2034 36,698 37,874
Pool# C01851
6.50%, 4/1/2034 14,569 14,923
Pool# A24301
6.50%, 5/1/2034 22,478 23,045
Pool# A22067
6.50%, 5/1/2034 11,039 11,409
Pool# G18737
3.50%, 6/1/2034 64,475 61,463
Pool# A24988
6.50%, 7/1/2034 8,891 9,097
Pool# G01741
6.50%, 10/1/2034 4,465 4,556
Pool# G08023
6.50%, 11/1/2034 10,020 10,367
Pool# G01947
7.00%, 5/1/2035 4,203 4,327
Pool# G08073
5.50%, 8/1/2035 42,707 42,919
Pool# A37135
5.50%, 9/1/2035 82,393 82,801
Pool# A47368
5.00%, 10/1/2035 58,960 58,279
Pool# A38531
5.50%, 10/1/2035 111,544 111,712
Pool# A38255
5.50%, 10/1/2035 69,135 69,477
Pool# G08088
6.50%, 10/1/2035 42,183 43,450
Pool# A39759
5.50%, 11/1/2035 3,612 3,630
Pool# A40376
5.50%, 12/1/2035 1,879 1,888
Pool# A42305
5.50%, 1/1/2036 4,717 4,774
Pool# A41548
7.00%, 1/1/2036 5,611 5,777
Pool# G08111
5.50%, 2/1/2036 56,391 56,671
Pool# A43886
5.50%, 3/1/2036 178,432 180,218
Pool# A43885
5.50%, 3/1/2036 147,392 148,211
Pool# A43884
5.50%, 3/1/2036 56,892 57,398
Pool# A48378
5.50%, 3/1/2036 52,690 53,217
Pool# A43861
5.50%, 3/1/2036 29,088 29,232
Pool# G08116
5.50%, 3/1/2036 13,187 13,252

50 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A48735
5.50%, 5/1/2036 5,985 6,015
Pool# A53039
6.50%, 10/1/2036 38,845 39,984
Pool# G05254
5.00%, 1/1/2037 41,879 41,407
Pool# G04331
5.00%, 2/1/2037 42,131 41,656
Pool# G05941
6.00%, 2/1/2037 214,151 218,801
Pool# G03620
6.50%, 10/1/2037 1,493 1,558
Pool# G03721
6.00%, 12/1/2037 19,240 19,701
Pool# G03969
6.00%, 2/1/2038 22,022 22,547
Pool# C91982
3.50%, 3/1/2038 74,147 69,370
Pool# G04913
5.00%, 3/1/2038 74,736 74,045
Pool# G05299
4.50%, 6/1/2038 65,908 64,121
Pool# G04581
6.50%, 8/1/2038 38,527 39,277
Pool# C92013
3.50%, 9/1/2038 177,686 166,348
Pool# A81674
6.00%, 9/1/2038 150,694 153,115
Pool# G05459
5.50%, 5/1/2039 562,371 565,158
Pool# G05535
4.50%, 7/1/2039 206,081 200,438
Pool# A89500
4.50%, 10/1/2039 18,244 17,700
Pool# A91165
5.00%, 2/1/2040 838,015 829,741
Pool# G60342
4.50%, 5/1/2042 204,922 199,315
Pool# G60195
4.00%, 6/1/2042 269,614 254,766
Pool# Q08977
4.00%, 6/1/2042 58,280 54,930
Pool# Q09824
4.00%, 8/1/2042 34,207 32,298
Pool# Q11087
4.00%, 9/1/2042 45,084 42,091
Pool# G07158
3.50%, 10/1/2042 149,099 135,961
Pool# G07163
3.50%, 10/1/2042 127,788 117,036
Pool# Q11532
3.50%, 10/1/2042 103,880 94,726
Pool# Q12051
3.50%, 10/1/2042 82,986 75,781
Pool# Q12052
3.50%, 10/1/2042 34,831 31,784
Pool# C09020
3.50%, 11/1/2042 241,971 220,648
Pool# G07264
3.50%, 12/1/2042 222,081 202,442
Pool# Q14292
3.50%, 1/1/2043 61,724 56,322
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q15884
3.00%, 2/1/2043 330,079 291,485
Pool# Q16470
3.00%, 3/1/2043 684,400 604,382
Pool# V80002
2.50%, 4/1/2043 282,596 239,605
Pool# Q16915
3.00%, 4/1/2043 249,390 220,387
Pool# Q17675
3.50%, 4/1/2043 268,494 246,074
Pool# Q18523
3.50%, 5/1/2043 262,382 238,761
Pool# Q18751
3.50%, 6/1/2043 362,324 329,819
Pool# G07410
3.50%, 7/1/2043 107,968 98,880
Pool# Q20332
3.50%, 7/1/2043 38,117 34,674
Pool# G07459
3.50%, 8/1/2043 316,585 288,186
Pool# G60038
3.50%, 1/1/2044 663,701 605,210
Pool# Q26869
4.00%, 6/1/2044 299,628 281,138
Pool# G07946
4.00%, 7/1/2044 9,467 8,889
Pool# Q28607
3.50%, 9/1/2044 115,239 104,714
Pool# G61231
3.50%, 9/1/2044 31,377 28,575
Pool# G08609
3.50%, 10/1/2044 102,070 92,640
Pool# Q30833
4.00%, 1/1/2045 12,821 12,019
Pool# G60400
4.50%, 1/1/2045 83,773 81,065
Pool# G07925
4.00%, 2/1/2045 26,888 25,444
Pool# Q34165
4.00%, 6/1/2045 179,173 168,026
Pool# V81873
4.00%, 8/1/2045 101,014 94,697
Pool# G08669
4.00%, 9/1/2045 152,391 142,860
Pool# V82126
3.50%, 12/1/2045 97,983 88,898
Pool# Q38199
3.50%, 1/1/2046 4,565 4,138
Pool# Q38357
4.00%, 1/1/2046 41,760 39,148
Pool# G61365
4.50%, 1/1/2046 31,231 30,221
Pool# G08697
3.00%, 3/1/2046 452,815 396,658
Pool# Q39364
3.50%, 3/1/2046 73,395 66,552
Pool# Q39434
3.50%, 3/1/2046 57,266 51,989
Pool# Q39440
4.00%, 3/1/2046 25,074 23,509
Pool# G08704
4.50%, 4/1/2046 15,585 15,081

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q40097
4.50%, 4/1/2046 2,818 2,726
Pool# G60582
3.50%, 5/1/2046 176,798 160,316
Pool# Q40718
3.50%, 5/1/2046 59,181 53,632
Pool# G08707
4.00%, 5/1/2046 73,243 68,663
Pool# G08708
4.50%, 5/1/2046 10,701 10,355
Pool# Q41548
3.00%, 7/1/2046 67,427 59,096
Pool# Q41903
3.50%, 7/1/2046 83,458 75,669
Pool# Q41491
3.50%, 7/1/2046 9,167 8,308
Pool# G61791
4.00%, 7/1/2046 68,192 63,942
Pool# Q41947
4.50%, 7/1/2046 3,669 3,544
Pool# G08715
3.00%, 8/1/2046 456,360 399,337
Pool# Q42596
3.50%, 8/1/2046 73,335 66,720
Pool# Q42203
3.50%, 8/1/2046 19,419 17,637
Pool# G61237
3.50%, 8/1/2046 13,761 12,541
Pool# Q42393
3.50%, 8/1/2046 11,655 10,563
Pool# Q42680
4.00%, 8/1/2046 2,461 2,324
Pool# G08720
4.50%, 8/1/2046 8,771 8,482
Pool# G61323
3.00%, 9/1/2046 430,422 380,126
Pool# G08721
3.00%, 9/1/2046 250,059 218,749
Pool# V82617
3.50%, 9/1/2046 163,495 147,930
Pool# G08722
3.50%, 9/1/2046 48,843 44,445
Pool# G60733
4.50%, 9/1/2046 92,016 89,041
Pool# G60722
3.00%, 10/1/2046 719,002 629,274
Pool# Q44035
3.00%, 10/1/2046 354,377 309,729
Pool# G61815
4.00%, 10/1/2046 28,295 26,525
Pool# G61257
3.00%, 11/1/2046 694,090 605,923
Pool# Q44452
3.00%, 11/1/2046 160,288 140,073
Pool# G08732
3.00%, 11/1/2046 45,494 39,774
Pool# Q44473
3.50%, 11/1/2046 20,154 18,264
Pool# Q44223
3.50%, 11/1/2046 12,811 11,602
Pool# G08734
4.00%, 11/1/2046 212,077 198,705
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08737
3.00%, 12/1/2046 1,517,915 1,326,285
Pool# G60989
3.00%, 12/1/2046 259,996 227,503
Pool# Q45878
3.00%, 12/1/2046 55,940 48,773
Pool# G08738
3.50%, 12/1/2046 961,728 871,561
Pool# Q45024
3.50%, 12/1/2046 71,690 64,244
Pool# G08741
3.00%, 1/1/2047 416,484 363,906
Pool# G08747
3.00%, 2/1/2047 788,974 690,239
Pool# G08748
3.50%, 2/1/2047 199,013 179,934
Pool# G08749
4.00%, 2/1/2047 327,961 307,135
Pool# G61890
4.00%, 2/1/2047 23,427 21,955
Pool# G08751
3.50%, 3/1/2047 296,916 269,097
Pool# Q47592
3.50%, 4/1/2047 50,771 46,014
Pool# Q47484
3.50%, 4/1/2047 11,579 10,501
Pool# G60988
3.00%, 5/1/2047 890,989 779,779
Pool# Q48098
3.50%, 5/1/2047 36,731 33,214
Pool# Q48237
4.50%, 5/1/2047 62,233 59,963
Pool# G61390
3.00%, 6/1/2047 699,497 611,172
Pool# Q48414
4.50%, 6/1/2047 44,644 42,389
Pool# Q48365
4.50%, 6/1/2047 14,814 14,289
Pool# G08770
3.50%, 7/1/2047 563,983 510,469
Pool# V83270
3.50%, 7/1/2047 118,954 107,685
Pool# G61339
3.00%, 8/1/2047 136,383 119,233
Pool# G08774
3.50%, 8/1/2047 62,211 56,382
Pool# Q49917
3.50%, 8/1/2047 48,859 44,240
Pool# Q53085
3.00%, 9/1/2047 148,952 130,523
Pool# G61295
3.50%, 9/1/2047 321,422 289,739
Pool# G08779
3.50%, 9/1/2047 170,082 153,974
Pool# G61622
3.00%, 10/1/2047 333,678 291,888
Pool# G08785
4.00%, 10/1/2047 19,597 18,172
Pool# Q52075
4.00%, 11/1/2047 113,789 106,478
Pool# V83598
3.50%, 12/1/2047 50,693 45,848

52 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G67707
3.50%, 1/1/2048 368,010 332,785
Pool# V83909
4.00%, 1/1/2048 132,536 124,085
Pool# G61311
3.50%, 2/1/2048 347,076 314,046
Pool# T65458
3.50%, 2/1/2048 63,065 55,601
Pool# G08801
4.00%, 2/1/2048 102,969 95,991
Pool# Q54460
4.00%, 2/1/2048 101,282 95,841
Pool# G61298
4.00%, 2/1/2048 48,869 45,593
Pool# Q54727
3.50%, 3/1/2048 141,145 127,654
Pool# Q55401
5.00%, 4/1/2048 29,902 29,532
Pool# V84237
3.50%, 5/1/2048 227,321 205,098
Pool# G08813
3.50%, 5/1/2048 25,920 23,407
Pool# G08820
4.50%, 5/1/2048 195,490 187,956
Pool# G08821
5.00%, 5/1/2048 7,508 7,406
Pool# G67712
4.00%, 6/1/2048 100,166 94,785
Pool# G67713
4.00%, 6/1/2048 82,910 77,501
Pool# G08817
4.00%, 6/1/2048 30,276 28,159
Pool# G08818
4.50%, 6/1/2048 103,347 99,386
Pool# Q56473
4.50%, 6/1/2048 25,361 24,359
Pool# Q56472
4.50%, 6/1/2048 23,721 22,920
Pool# G08827
4.50%, 7/1/2048 70,469 67,583
Pool# Q57401
4.50%, 7/1/2048 31,190 29,988
Pool# Q57402
4.50%, 7/1/2048 8,114 7,846
Pool# G08833
5.00%, 7/1/2048 2,997 2,958
Pool# G08831
4.00%, 8/1/2048 82,645 76,955
Pool# G08836
4.00%, 9/1/2048 332,751 309,720
Pool# G67716
4.50%, 10/1/2048 57,442 55,264
Pool# G08843
4.50%, 10/1/2048 25,224 24,189
Pool# V85044
4.00%, 12/1/2048 97,519 90,663
Pool# V85082
4.50%, 12/1/2048 17,576 16,852
Pool# G61846
4.00%, 1/1/2049 1,786 1,661
Pool# V85139
4.50%, 1/1/2049 22,795 21,855
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool
Pool# 1B8478
6.46%, 7/1/2041(a) 19,710 20,119
Pool# 2B0108
6.15%, 1/1/2042(a) 389 392
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 15,217 15,016
Pool# ZS7757
3.00%, 3/1/2030 207,109 198,527
Pool# SB0383
2.50%, 4/1/2032 520,584 487,212
Pool# ZS8701
3.50%, 6/1/2033 34,935 33,459
Pool# SB0218
3.00%, 10/1/2033 62,920 59,433
Pool# SB0366
3.50%, 2/1/2034 86,273 82,627
Pool# QN0248
3.00%, 7/1/2034 32,642 30,392
Pool# SB0095
3.50%, 7/1/2034 41,789 40,643
Pool# SB0069
3.00%, 9/1/2034 111,243 103,662
Pool# SB8021
3.00%, 12/1/2034 229,999 214,144
Pool# SB8500
2.50%, 7/1/2035 586,568 532,596
Pool# SB8505
2.50%, 10/1/2035 1,741,924 1,585,385
Pool# SB8506
2.00%, 2/1/2036 1,494,410 1,326,454
Pool# SB8508
2.00%, 2/1/2036 1,083,969 959,711
Pool# RC1826
2.00%, 2/1/2036 324,506 286,892
Pool# SB8092
1.50%, 3/1/2036 367,752 316,181
Pool# RC1887
2.00%, 3/1/2036 600,911 531,262
Pool# RC2049
2.00%, 6/1/2036 1,418,716 1,254,246
Pool# RC2045
2.00%, 6/1/2036 437,918 387,142
Pool# SB8112
2.50%, 7/1/2036 250,330 226,429
Pool# QN7405
2.00%, 8/1/2036 183,148 161,914
Pool# SB8119
2.00%, 9/1/2036 817,177 719,928
Pool# SB8140
1.50%, 2/1/2037 543,661 464,992
Pool# SB8144
1.50%, 3/1/2037 1,134,913 970,229
Pool# QN9700
1.50%, 3/1/2037 362,753 310,032
Pool# SB8148
2.00%, 4/1/2037 2,486,073 2,184,214
Pool# SB8154
2.50%, 5/1/2037 170,156 153,708
Pool# SB0725
4.00%, 8/1/2037 56,447 54,486

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB1009
4.00%, 2/1/2038 58,110 55,925
Pool# QA2237
3.00%, 7/1/2046 885,796 775,630
Pool# QA2226
3.00%, 7/1/2046 523,555 458,440
Pool# ZS4693
3.00%, 12/1/2046 694,248 605,797
Pool# ZM2339
3.50%, 1/1/2047 138,196 125,076
Pool# ZS4746
3.00%, 12/1/2047 341,518 296,966
Pool# ZA5785
4.50%, 10/1/2048 138,937 133,091
Pool# ZT1321
4.50%, 11/1/2048 171,708 164,380
Pool# ZA6139
4.50%, 12/1/2048 52,676 50,307
Pool# SD0295
3.00%, 2/1/2049 1,618,883 1,419,824
Pool# ZA6536
4.00%, 3/1/2049 63,851 59,166
Pool# ZA6380
4.00%, 3/1/2049 61,630 57,131
Pool# ZT1858
4.50%, 4/1/2049 32,501 31,168
Pool# RA3022
2.50%, 6/1/2050 534,481 440,314
Pool# SD7521
2.50%, 7/1/2050 776,649 649,842
Pool# SD8074
3.00%, 7/1/2050 226,130 195,224
Pool# SD7523
2.50%, 8/1/2050 204,091 169,846
Pool# SD0500
3.00%, 8/1/2050 35,999 31,310
Pool# SD0514
2.00%, 10/1/2050 759,709 602,560
Pool# RA3723
2.00%, 10/1/2050 249,757 197,904
Pool# SD8100
3.00%, 10/1/2050 1,474,213 1,267,393
Pool# RA3935
2.50%, 11/1/2050 2,322,892 1,918,323
Pool# RA3932
2.50%, 11/1/2050 1,379,393 1,143,335
Pool# RA3934
2.50%, 11/1/2050 704,153 579,652
Pool# RA3987
2.50%, 11/1/2050 297,898 245,288
Pool# RA4071
2.50%, 12/1/2050 809,950 666,743
Pool# RA4216
2.50%, 12/1/2050 738,164 607,210
Pool# SD0522
3.00%, 12/1/2050 478,015 410,706
Pool# RA4411
2.50%, 1/1/2051 1,690,368 1,395,966
Pool# RA4351
2.50%, 1/1/2051 916,442 754,310
Pool# RA4410
2.50%, 1/1/2051 602,780 496,205
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA4652
2.00%, 2/1/2051 2,867,996 2,272,457
Pool# RA4493
2.00%, 2/1/2051 1,346,945 1,061,634
Pool# QB9104
2.00%, 2/1/2051 719,217 566,837
Pool# RA4737
2.00%, 3/1/2051 2,570,996 2,028,402
Pool# RA4718
2.00%, 3/1/2051 1,152,190 912,938
Pool# SD7537
2.00%, 3/1/2051 602,340 477,180
Pool# SD8139
1.50%, 4/1/2051 874,773 656,569
Pool# SD8140
2.00%, 4/1/2051 4,893,617 3,856,805
Pool# SD8145
1.50%, 5/1/2051 1,730,023 1,298,123
Pool# SD8146
2.00%, 5/1/2051 8,835,749 6,959,103
Pool# QC2070
2.00%, 5/1/2051 119,691 94,950
Pool# SD0593
3.00%, 5/1/2051 1,697,024 1,476,562
Pool# RA5436
2.00%, 6/1/2051 363,904 286,250
Pool# RA5373
2.00%, 6/1/2051 307,207 243,699
Pool# SD8154
1.50%, 7/1/2051 1,741,467 1,299,314
Pool# RA5398
2.00%, 7/1/2051 1,041,389 826,107
Pool# QC5128
2.00%, 8/1/2051 292,437 231,077
Pool# SD8166
2.00%, 9/1/2051 1,742,993 1,368,099
Pool# RA6140
2.00%, 10/1/2051 1,244,128 977,007
Pool# RA6085
2.00%, 10/1/2051 727,500 579,309
Pool# RA6091
2.00%, 10/1/2051 702,895 557,513
Pool# RA6503
2.00%, 12/1/2051 8,481,397 6,664,976
Pool# RA6624
2.00%, 1/1/2052 5,558,908 4,353,300
Pool# SD0856
2.00%, 1/1/2052 1,382,423 1,085,729
Pool# SD8211
2.00%, 5/1/2052 9,744,934 7,633,343
Pool# RA7543
4.00%, 6/1/2052 200,803 184,078
Pool# SD8224
2.50%, 7/1/2052 2,732,122 2,235,618
Pool# RA7664
4.00%, 7/1/2052 456,084 418,003
Pool# SD1488
4.00%, 8/1/2052 508,639 466,276
Pool# SD1424
4.00%, 8/1/2052 425,172 389,759
Pool# RA7779
4.50%, 8/1/2052 569,811 537,986

54 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA7920
4.00%, 9/1/2052 527,944 483,809
Pool# SD2215
4.00%, 10/1/2052 542,201 501,664
Pool# SD7557
4.50%, 12/1/2052 1,268,043 1,210,525
Pool# RA8406
5.00%, 1/1/2053 650,042 628,847
Pool# RA8411
5.50%, 1/1/2053 186,064 185,222
Pool# QF5629
6.00%, 1/1/2053 460,344 467,867
Pool# SD7560
4.00%, 2/1/2053 898,241 832,633
Pool# SD8299
5.00%, 2/1/2053 2,164,768 2,094,261
Pool# RA8791
5.00%, 4/1/2053 456,756 442,075
Pool# RA8794
5.50%, 4/1/2053 937,749 932,293
Pool# SD2661
5.50%, 4/1/2053 626,846 620,192
Pool# SD8324
5.50%, 5/1/2053 1,174,197 1,158,674
Pool# RA9090
5.50%, 5/1/2053 931,685 920,832
Pool# SD2890
5.50%, 5/1/2053 370,482 368,326
Pool# SD2905
5.50%, 5/1/2053 221,338 219,013
Pool# RA9162
5.50%, 6/1/2053 468,341 464,857
Pool# SD3085
5.50%, 6/1/2053 223,165 221,152
Pool# SD3260
6.00%, 6/1/2053 187,967 189,742
Pool# SD3565
4.50%, 8/1/2053 186,877 176,546
Pool# SD3853
5.50%, 8/1/2053 152,309 150,472
Pool# SD3603
6.00%, 8/1/2053 1,715,496 1,738,981
Pool# SD8367
5.50%, 10/1/2053 2,296,022 2,264,798
Pool# RJ0007
6.50%, 10/1/2053 370,410 378,767
Pool# SD4350
6.50%, 10/1/2053 177,683 181,057
Pool# SD4340
5.50%, 11/1/2053 1,017,335 1,009,767
Pool# RJ0325
6.50%, 11/1/2053 200,796 204,889
Pool# RJ0528
6.50%, 12/1/2053 410,893 419,772
Pool# RJ0530
6.50%, 12/1/2053 327,224 333,845
Pool# RJ0527
6.50%, 12/1/2053 155,658 158,764
Pool# RJ0717
6.50%, 1/1/2054 75,134 76,763
Pool# RJ0841
6.00%, 2/1/2054 266,280 268,553
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD4870
6.50%, 2/1/2054 99,220 101,133
Pool# RJ1422
6.00%, 5/1/2054 467,432 473,109
Pool# RJ1437
6.50%, 5/1/2054 428,191 439,995
FNMA Pool
Pool# AC9890
6.67%, 4/1/2040(a) 162,582 162,984
Pool# AC9895
7.06%, 4/1/2040(a) 341,727 342,720
Pool# AJ1249
6.06%, 9/1/2041(a) 44,059 45,648
Pool# AK0714
6.28%, 2/1/2042(a) 5,543 5,606
Pool# AT4250
7.02%, 6/1/2043(a) 13,287 13,426
Pool# BF0203
3.00%, 2/1/2047 397,172 349,882
Pool# BF0206
4.00%, 2/1/2047 235,830 219,270
Pool# BF0200
3.50%, 11/1/2051 171,425 153,462
Pool# BF0171
4.00%, 1/1/2057 147,308 135,077
Pool# BF0184
4.00%, 2/1/2057 166,487 152,664
FNMA UMBS Pool
Pool# AC1374
4.00%, 8/1/2024 696 692
Pool# AC1529
4.50%, 9/1/2024 2,354 2,341
Pool# AD0244
4.50%, 10/1/2024 526 524
Pool# AD4089
4.50%, 5/1/2025 23,214 23,044
Pool# 890216
4.50%, 7/1/2025 3,052 3,032
Pool# AB1609
4.00%, 10/1/2025 12,039 11,885
Pool# AH1361
3.50%, 12/1/2025 12,184 11,928
Pool# AH1518
3.50%, 12/1/2025 6,072 5,947
Pool# AH5616
3.50%, 2/1/2026 40,126 39,443
Pool# AL0298
4.00%, 5/1/2026 36,095 35,585
Pool# AB4277
3.00%, 1/1/2027 90,984 88,515
Pool# AL1391
3.50%, 1/1/2027 1,286 1,251
Pool# AP4746
3.00%, 8/1/2027 24,969 24,197
Pool# AP7855
3.00%, 9/1/2027 150,439 145,608
Pool# AP4640
3.00%, 9/1/2027 16,974 16,329
Pool# AQ5096
3.00%, 11/1/2027 39,126 37,847
Pool# AB6887
3.00%, 11/1/2027 33,228 32,175

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AQ4532
3.00%, 11/1/2027 28,961 27,810
Pool# AQ3758
3.00%, 11/1/2027 21,284 20,443
Pool# AB6886
3.00%, 11/1/2027 16,173 15,645
Pool# AQ7406
3.00%, 11/1/2027 12,978 12,476
Pool# AQ2884
3.00%, 12/1/2027 15,665 15,041
Pool# AS0487
2.50%, 9/1/2028 93,070 88,959
Pool# 930998
4.50%, 4/1/2029 1,954 1,916
Pool# BM1507
2.50%, 12/1/2029 49,873 47,855
Pool# AL8077
3.50%, 12/1/2029 6,779 6,572
Pool# BM4299
3.00%, 3/1/2030 164,509 159,965
Pool# AS4874
3.00%, 4/1/2030 157,114 150,058
Pool# AS5412
2.50%, 7/1/2030 60,086 56,500
Pool# AS5420
3.00%, 7/1/2030 138,593 131,994
Pool# AL7152
3.50%, 7/1/2030 123,305 119,379
Pool# AS5702
2.50%, 8/1/2030 227,112 213,303
Pool# AZ4898
2.50%, 8/1/2030 134,940 127,281
Pool# AY8448
3.00%, 8/1/2030 469,332 446,859
Pool# AZ2953
3.00%, 9/1/2030 390,307 371,610
Pool# AZ5718
3.00%, 9/1/2030 260,310 248,109
Pool# AS6060
3.00%, 10/1/2030 293,952 279,738
Pool# AZ9234
3.50%, 10/1/2030 15,478 14,881
Pool# BA2993
3.00%, 11/1/2030 63,361 60,296
Pool# AS6174
3.50%, 11/1/2030 8,210 7,880
Pool# AS6272
2.50%, 12/1/2030 84,721 79,431
Pool# AS6295
3.00%, 12/1/2030 123,314 117,402
Pool# BA3545
3.00%, 12/1/2030 56,197 53,502
Pool# AH1515
4.00%, 12/1/2030 130,067 126,378
Pool# AD0716
6.50%, 12/1/2030 328,427 334,306
Pool# BA6532
2.50%, 1/1/2031 67,106 63,060
Pool# BM5016
3.00%, 1/1/2031 186,358 178,122
Pool# AB2121
4.00%, 1/1/2031 21,459 20,873
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL8060
3.00%, 2/1/2031 132,641 126,400
Pool# MA0641
4.00%, 2/1/2031 88,825 86,318
Pool# 560868
7.50%, 2/1/2031 342 340
Pool# AS6799
3.00%, 3/1/2031 103,925 98,684
Pool# BC0774
3.00%, 3/1/2031 58,096 55,284
Pool# AS6919
3.50%, 3/1/2031 7,069 6,815
Pool# BC4410
3.50%, 3/1/2031 6,864 6,588
Pool# BC0320
3.50%, 3/1/2031 5,250 5,066
Pool# BC4430
3.00%, 4/1/2031 22,738 21,622
Pool# AL8565
3.00%, 6/1/2031 72,614 68,874
Pool# AL8566
3.00%, 6/1/2031 69,772 66,238
Pool# AL8561
3.50%, 6/1/2031 61,318 59,240
Pool# AS8028
2.50%, 9/1/2031 252,780 236,281
Pool# AL9378
3.00%, 9/1/2031 35,256 33,572
Pool# MA2775
2.50%, 10/1/2031 516,893 482,968
Pool# BM1888
2.50%, 10/1/2031 365,000 349,470
Pool# AS8038
2.50%, 10/1/2031 249,396 232,930
Pool# BC4777
2.50%, 10/1/2031 190,128 177,634
Pool# AL9323
2.50%, 10/1/2031 11,260 10,516
Pool# AS8612
3.00%, 10/1/2031 56,847 53,933
Pool# 607212
7.50%, 10/1/2031 2,428 2,411
Pool# MA0895
3.50%, 11/1/2031 91,737 87,842
Pool# MA2830
2.50%, 12/1/2031 206,175 192,489
Pool# BM3814
2.50%, 12/1/2031 138,345 129,498
Pool# AS8594
2.50%, 1/1/2032 166,175 155,204
Pool# AS8597
2.50%, 1/1/2032 140,401 131,132
Pool# AS8609
3.00%, 1/1/2032 106,491 100,681
Pool# AL9786
3.00%, 1/1/2032 87,014 82,795
Pool# AL9585
3.50%, 1/1/2032 36,848 35,481
Pool# BM1036
2.50%, 2/1/2032 742,073 693,086
Pool# BM4624
3.00%, 2/1/2032 101,482 96,385

56 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9872
3.00%, 2/1/2032 75,310 71,428
Pool# AL9740
3.00%, 2/1/2032 73,107 69,046
Pool# AL9871
3.00%, 2/1/2032 46,736 44,348
Pool# AS8767
3.00%, 2/1/2032 8,827 8,352
Pool# BM1007
2.50%, 3/1/2032 226,281 210,518
Pool# AL9899
3.00%, 3/1/2032 14,137 13,382
Pool# BM3269
2.50%, 4/1/2032 337,708 314,816
Pool# MA1029
3.50%, 4/1/2032 81,232 77,614
Pool# 545556
7.00%, 4/1/2032 1,417 1,457
Pool# AS9695
3.50%, 5/1/2032 15,831 15,220
Pool# AO2565
3.50%, 5/1/2032 15,772 14,923
Pool# 545605
7.00%, 5/1/2032 2,046 2,119
Pool# BM4088
3.00%, 6/1/2032 127,878 121,456
Pool# AO5103
3.50%, 6/1/2032 97,887 93,595
Pool# 890786
3.50%, 6/1/2032 16,534 15,886
Pool# MA1107
3.50%, 7/1/2032 11,809 11,277
Pool# FM1664
4.00%, 7/1/2032 31,653 31,184
Pool# 651361
7.00%, 7/1/2032 820 844
Pool# BM1669
3.00%, 8/1/2032 80,176 75,722
Pool# AP1990
3.50%, 8/1/2032 44,217 41,963
Pool# AP1997
3.50%, 8/1/2032 23,482 22,328
Pool# BH5355
3.50%, 8/1/2032 3,999 3,844
Pool# AO7202
3.50%, 9/1/2032 81,152 77,658
Pool# MA1166
3.50%, 9/1/2032 63,508 60,640
Pool# BM5167
3.50%, 9/1/2032 10,555 10,174
Pool# CA0586
2.50%, 10/1/2032 34,269 31,825
Pool# AP3673
3.50%, 10/1/2032 76,662 73,362
Pool# BH9391
3.50%, 10/1/2032 5,303 5,095
Pool# BM3389
3.00%, 11/1/2032 129,679 122,558
Pool# AB6962
3.50%, 11/1/2032 120,466 115,208
Pool# AQ3343
3.50%, 11/1/2032 70,049 66,976
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3977
3.00%, 12/1/2032 193,454 182,839
Pool# CA0951
3.00%, 12/1/2032 103,432 97,577
Pool# FM1661
2.50%, 1/1/2033 341,390 322,346
Pool# BM4338
2.50%, 1/1/2033 217,988 204,071
Pool# BM3919
3.00%, 2/1/2033 120,031 113,419
Pool# BM3750
3.50%, 3/1/2033 106,338 102,190
Pool# BM4129
3.50%, 4/1/2033 122,703 117,948
Pool# 555346
5.50%, 4/1/2033 23,514 23,487
Pool# 713560
5.50%, 4/1/2033 5,760 5,844
Pool# 694846
6.50%, 4/1/2033 1,930 2,001
Pool# AB9402
3.00%, 5/1/2033 139,106 130,002
Pool# AB9403
3.00%, 5/1/2033 60,459 56,426
Pool# AB9300
3.00%, 5/1/2033 46,868 43,895
Pool# BM4132
3.50%, 5/1/2033 95,290 91,311
Pool# MA3372
4.00%, 5/1/2033 79,414 77,253
Pool# 555421
5.00%, 5/1/2033 481,179 474,514
Pool# MA3393
4.00%, 6/1/2033 35,314 34,341
Pool# MA3427
4.00%, 7/1/2033 26,650 25,799
Pool# 720087
5.50%, 7/1/2033 82,156 82,456
Pool# 728721
5.50%, 7/1/2033 10,759 10,798
Pool# 555684
5.50%, 7/1/2033 2,820 2,851
Pool# MA1527
3.00%, 8/1/2033 483,148 450,813
Pool# 743235
5.50%, 10/1/2033 7,396 7,423
Pool# 750229
6.50%, 10/1/2033 14,540 14,801
Pool# FM2154
4.00%, 12/1/2033 48,736 48,117
Pool# 755872
5.50%, 12/1/2033 78,423 78,611
Pool# 725221
5.50%, 1/1/2034 2,023 2,030
Pool# 725223
5.50%, 3/1/2034 245 246
Pool# 725228
6.00%, 3/1/2034 190,185 193,076
Pool# 725425
5.50%, 4/1/2034 116,942 117,368
Pool# 725423
5.50%, 5/1/2034 11,590 11,632

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 725594
5.50%, 7/1/2034 51,576 51,764
Pool# MA3739
3.50%, 8/1/2034 73,052 69,550
Pool# 788027
6.50%, 9/1/2034 18,967 19,411
Pool# MA3827
2.50%, 11/1/2034 436,351 398,175
Pool# FM1905
3.00%, 11/1/2034 53,274 49,602
Pool# 807310
7.00%, 11/1/2034 1,442 1,483
Pool# FM2412
3.50%, 1/1/2035 28,733 27,355
Pool# 735141
5.50%, 1/1/2035 157,900 158,477
Pool# 889852
5.50%, 5/1/2035 4,086 4,101
Pool# FM5474
2.50%, 10/1/2035 412,143 375,096
Pool# MA4156
2.50%, 10/1/2035 334,666 302,113
Pool# FM4900
2.00%, 12/1/2035 53,292 47,184
Pool# 256023
6.00%, 12/1/2035 134,989 137,848
Pool# CA8793
2.00%, 2/1/2036 1,299,378 1,147,246
Pool# CA8736
2.00%, 2/1/2036 638,136 564,968
Pool# CA8789
2.00%, 2/1/2036 628,764 555,884
Pool# FM5908
2.00%, 2/1/2036 438,433 388,174
Pool# CA9141
2.00%, 2/1/2036 424,187 375,555
Pool# CA9145
2.00%, 2/1/2036 361,672 319,752
Pool# FM5571
2.00%, 2/1/2036 201,585 178,475
Pool# CA9435
2.00%, 3/1/2036 397,695 351,596
Pool# CA9475
2.00%, 3/1/2036 369,775 326,914
Pool# CA9441
2.50%, 3/1/2036 289,703 263,660
Pool# CB0262
2.00%, 4/1/2036 584,664 516,019
Pool# 745418
5.50%, 4/1/2036 23,280 23,365
Pool# FM7259
2.50%, 5/1/2036 261,493 236,609
Pool# 745516
5.50%, 5/1/2036 13,456 13,506
Pool# MA4360
2.00%, 6/1/2036 1,062,314 936,233
Pool# 889745
5.50%, 6/1/2036 2,489 2,498
Pool# CB1090
2.50%, 7/1/2036 151,062 136,640
Pool# FM8538
2.00%, 8/1/2036 201,446 178,090
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 995065
5.50%, 9/1/2036 81,098 81,211
Pool# 888635
5.50%, 9/1/2036 55,564 55,767
Pool# MA4441
1.50%, 10/1/2036 237,873 203,918
Pool# MA4535
1.50%, 2/1/2037 4,046,419 3,458,603
Pool# MA4566
1.50%, 3/1/2037 1,805,270 1,544,075
Pool# MA4581
1.50%, 4/1/2037 472,771 404,361
Pool# BT2234
2.00%, 4/1/2037 4,750,521 4,178,661
Pool# MA4582
2.00%, 4/1/2037 2,271,088 1,995,695
Pool# FS2950
2.50%, 4/1/2037 83,164 75,221
Pool# FS2035
2.00%, 5/1/2037 2,266,401 1,993,597
Pool# CB4006
2.00%, 5/1/2037 1,912,381 1,681,610
Pool# MA4628
2.50%, 6/1/2037 170,951 154,505
Pool# FS2497
1.50%, 8/1/2037 295,517 252,755
Pool# 995024
5.50%, 8/1/2037 30,807 30,920
Pool# MA4726
4.00%, 9/1/2037 78,692 75,735
Pool# 995050
6.00%, 9/1/2037 287,438 293,941
Pool# MA4797
4.00%, 11/1/2037 110,163 105,933
Pool# 955194
7.00%, 11/1/2037 22,775 23,773
Pool# 928940
7.00%, 12/1/2037 19,619 20,177
Pool# MA5023
4.00%, 5/1/2038 51,452 49,477
Pool# MA3389
4.00%, 6/1/2038 60,647 58,123
Pool# MA3464
3.50%, 9/1/2038 123,144 115,013
Pool# 990810
7.00%, 10/1/2038 38,839 39,944
Pool# MA5223
4.00%, 11/1/2038 31,739 30,520
Pool# AD8536
5.00%, 8/1/2040 94,659 93,602
Pool# AB1735
3.50%, 11/1/2040 4,527 4,162
Pool# AE9747
4.50%, 12/1/2040 338,100 328,415
Pool# AB2067
3.50%, 1/1/2041 130,286 119,782
Pool# 932888
3.50%, 1/1/2041 107,530 98,859
Pool# AB2068
3.50%, 1/1/2041 75,100 69,047
Pool# 932891
3.50%, 1/1/2041 20,436 18,760

58 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL3650
5.00%, 2/1/2041 6,282 6,211
Pool# AL6521
5.00%, 4/1/2041 548,272 542,158
Pool# AL0390
5.00%, 5/1/2041 181,816 179,787
Pool# AL5863
4.50%, 6/1/2041 1,054,879 1,021,254
Pool# AI9851
4.50%, 9/1/2041 20,819 20,214
Pool# AL0761
5.00%, 9/1/2041 61,007 60,294
Pool# BM3907
5.50%, 9/1/2041 138,042 138,545
Pool# AJ5431
4.50%, 10/1/2041 46,933 45,453
Pool# AJ4861
4.00%, 12/1/2041 61,413 57,878
Pool# AX5316
4.50%, 1/1/2042 33,903 32,932
Pool# AL2499
4.50%, 1/1/2042 10,688 10,380
Pool# AW8167
3.50%, 2/1/2042 401,541 369,170
Pool# AB5185
3.50%, 5/1/2042 185,805 169,453
Pool# AO3575
4.50%, 5/1/2042 43,147 41,760
Pool# AO4647
3.50%, 6/1/2042 399,788 364,599
Pool# AO8036
4.50%, 7/1/2042 173,663 168,694
Pool# AP2092
4.50%, 8/1/2042 10,882 10,462
Pool# AP6579
3.50%, 9/1/2042 312,606 286,153
Pool# AL2782
4.50%, 9/1/2042 60,114 58,319
Pool# AB6524
3.50%, 10/1/2042 560,738 509,968
Pool# AB7074
3.00%, 11/1/2042 323,723 285,496
Pool# AP8785
3.00%, 11/1/2042 104,629 92,279
Pool# AL2677
3.50%, 11/1/2042 354,782 324,036
Pool# AB6786
3.50%, 11/1/2042 187,915 171,075
Pool# MA1273
3.50%, 12/1/2042 150,949 137,516
Pool# AR4210
3.50%, 1/1/2043 94,742 86,191
Pool# AT4040
3.00%, 3/1/2043 83,614 73,739
Pool# AR8213
3.50%, 4/1/2043 75,401 69,320
Pool# AB9238
3.00%, 5/1/2043 527,964 465,615
Pool# AB9237
3.00%, 5/1/2043 414,756 365,774
Pool# AB9236
3.00%, 5/1/2043 132,561 116,906
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB9362
3.50%, 5/1/2043 541,960 493,041
Pool# AT4145
3.00%, 6/1/2043 159,355 140,535
Pool# AB9814
3.00%, 7/1/2043 499,308 440,344
Pool# AT6871
3.00%, 7/1/2043 63,480 55,973
Pool# AS0203
3.00%, 8/1/2043 387,216 341,485
Pool# AS0255
4.50%, 8/1/2043 139,964 135,264
Pool# AS0516
3.00%, 9/1/2043 264,833 233,533
Pool# AL4471
4.00%, 9/1/2043 202,751 191,229
Pool# AL6951
3.50%, 10/1/2043 264,427 240,729
Pool# BM4222
3.00%, 1/1/2044 365,675 322,545
Pool# AS2276
4.50%, 4/1/2044 197,493 190,860
Pool# AW1006
4.00%, 5/1/2044 74,033 69,969
Pool# AL7767
4.50%, 6/1/2044 18,257 17,375
Pool# AS3161
4.00%, 8/1/2044 454,547 425,653
Pool# BM4650
3.00%, 10/1/2044 660,238 582,367
Pool# CA0688
3.50%, 10/1/2044 157,103 142,792
Pool# BC5090
4.00%, 10/1/2044 37,752 35,394
Pool# AS3946
4.00%, 12/1/2044 516,024 483,424
Pool# AL8303
3.00%, 1/1/2045 116,778 103,004
Pool# BM4384
4.00%, 1/1/2045 197,916 185,569
Pool# BM3611
4.00%, 1/1/2045 162,471 152,755
Pool# BM3804
3.50%, 2/1/2045 72,322 65,756
Pool# AL9555
4.00%, 2/1/2045 1,040,225 981,699
Pool# AX9524
4.00%, 2/1/2045 602,992 569,888
Pool# AS4418
4.00%, 2/1/2045 400,470 378,487
Pool# AS4375
4.00%, 2/1/2045 284,162 268,563
Pool# AL6889
4.50%, 2/1/2045 64,230 62,073
Pool# BM3931
3.00%, 3/1/2045 322,365 284,326
Pool# AY1312
3.50%, 3/1/2045 956,882 867,345
Pool# AX9567
3.50%, 3/1/2045 56,304 51,046
Pool# BM4975
4.00%, 3/1/2045 80,685 75,599

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS4578
4.00%, 3/1/2045 75,944 71,775
Pool# BM3664
3.00%, 5/1/2045 359,352 316,964
Pool# AS4921
3.50%, 5/1/2045 473,858 429,467
Pool# AS5012
4.00%, 5/1/2045 753,442 712,078
Pool# BM5562
4.00%, 6/1/2045 142,777 133,926
Pool# AS5312
3.50%, 7/1/2045 98,941 89,672
Pool# AZ7111
4.00%, 7/1/2045 10,833 10,143
Pool# AZ9866
4.00%, 8/1/2045 8,112 7,529
Pool# AL7207
4.50%, 8/1/2045 82,314 79,550
Pool# AL9634
3.50%, 10/1/2045 60,578 55,329
Pool# BA2164
3.00%, 11/1/2045 84,857 74,459
Pool# AS6311
3.50%, 12/1/2045 772,967 700,358
Pool# AS6282
3.50%, 12/1/2045 702,378 636,569
Pool# BC0326
3.50%, 12/1/2045 452,646 410,134
Pool# BC0092
3.50%, 12/1/2045 41,979 38,006
Pool# BC0475
3.50%, 12/1/2045 29,976 27,170
Pool# AS6362
4.50%, 12/1/2045 14,222 13,744
Pool# AS6474
3.50%, 1/1/2046 177,959 161,959
Pool# AS6539
3.50%, 1/1/2046 161,011 146,551
Pool# AL9849
3.50%, 1/1/2046 89,687 81,574
Pool# AS6527
4.00%, 1/1/2046 108,397 101,487
Pool# BC0178
4.50%, 1/1/2046 2,023 1,952
Pool# BC1158
3.50%, 2/1/2046 602,831 546,087
Pool# BC2667
4.00%, 2/1/2046 17,655 16,529
Pool# BC0605
4.00%, 2/1/2046 13,995 13,094
Pool# AL9781
4.50%, 2/1/2046 155,710 150,717
Pool# BC0300
3.50%, 3/1/2046 450,183 407,760
Pool# BM4621
3.50%, 3/1/2046 230,750 210,456
Pool# AS6833
3.50%, 3/1/2046 9,963 9,033
Pool# AS6795
4.00%, 3/1/2046 55,910 52,286
Pool# BA6972
4.00%, 3/1/2046 20,462 19,157
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC0311
4.50%, 3/1/2046 2,471 2,384
Pool# BC0823
3.50%, 4/1/2046 73,087 66,192
Pool# BA7692
3.50%, 4/1/2046 9,378 8,488
Pool# AS7026
4.00%, 4/1/2046 43,060 40,320
Pool# AS7171
3.50%, 5/1/2046 19,832 17,956
Pool# AS7251
4.00%, 5/1/2046 7,478 7,001
Pool# AS7387
3.50%, 6/1/2046 56,924 51,523
Pool# AL8833
4.00%, 6/1/2046 479,091 452,795
Pool# AS7594
3.50%, 7/1/2046 413,738 374,465
Pool# AS7593
3.50%, 7/1/2046 367,324 332,462
Pool# AL8824
3.50%, 7/1/2046 106,268 96,716
Pool# AS7545
3.50%, 7/1/2046 102,766 93,017
Pool# AS7490
3.50%, 7/1/2046 74,153 67,114
Pool# BC1452
4.00%, 7/1/2046 739,921 693,048
Pool# BD5180
4.50%, 7/1/2046 1,194 1,149
Pool# MA2705
3.00%, 8/1/2046 372,017 325,236
Pool# BC1489
3.00%, 8/1/2046 85,910 75,157
Pool# BD4890
3.50%, 8/1/2046 488,065 441,768
Pool# BC9501
3.50%, 8/1/2046 15,724 14,201
Pool# AS7760
4.00%, 8/1/2046 80,048 74,937
Pool# AS7648
4.00%, 8/1/2046 37,219 34,835
Pool# AS7795
4.00%, 8/1/2046 30,757 28,787
Pool# BD3911
4.00%, 8/1/2046 6,898 6,415
Pool# BD3923
4.00%, 8/1/2046 6,041 5,616
Pool# AS7770
4.50%, 8/1/2046 21,595 20,840
Pool# BD5232
4.50%, 8/1/2046 4,182 4,031
Pool# AL8947
3.50%, 9/1/2046 133,765 121,132
Pool# BD4944
3.50%, 9/1/2046 10,951 9,912
Pool# AL9263
3.00%, 10/1/2046 130,345 113,806
Pool# AL9234
3.50%, 10/1/2046 51,453 46,736
Pool# BM3932
3.50%, 10/1/2046 30,665 27,769

60 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8125
3.50%, 10/1/2046 30,283 27,412
Pool# FM1871
4.00%, 10/1/2046 74,065 69,805
Pool# BC4766
4.50%, 10/1/2046 24,936 24,099
Pool# AS8154
4.50%, 10/1/2046 6,919 6,682
Pool# FM1368
3.00%, 11/1/2046 706,330 618,899
Pool# MA2806
3.00%, 11/1/2046 248,015 215,984
Pool# BC9003
3.00%, 11/1/2046 99,109 86,539
Pool# AS8369
3.50%, 11/1/2046 394,332 356,901
Pool# BE5067
3.50%, 11/1/2046 262,675 238,078
Pool# BE0065
3.50%, 11/1/2046 10,730 9,742
Pool# BE5038
4.00%, 11/1/2046 8,602 8,141
Pool# MA2833
3.00%, 12/1/2046 2,083,143 1,818,384
Pool# AS8483
3.00%, 12/1/2046 497,147 432,326
Pool# BC9067
3.00%, 12/1/2046 239,406 208,970
Pool# AS8488
3.00%, 12/1/2046 192,708 168,307
Pool# AS8509
3.00%, 12/1/2046 62,589 55,007
Pool# BM1121
3.50%, 12/1/2046 394,665 357,227
Pool# AS8492
3.50%, 12/1/2046 389,378 354,102
Pool# AS8572
3.50%, 12/1/2046 286,261 259,104
Pool# AS8417
3.50%, 12/1/2046 236,953 214,474
Pool# BE4224
3.50%, 12/1/2046 9,925 8,983
Pool# AS8650
3.00%, 1/1/2047 851,747 743,056
Pool# AL9697
3.00%, 1/1/2047 486,172 424,670
Pool# AS8647
3.00%, 1/1/2047 365,530 319,155
Pool# BE5775
3.00%, 1/1/2047 316,169 273,999
Pool# AL9774
3.50%, 1/1/2047 255,792 233,457
Pool# BM3204
3.50%, 1/1/2047 197,976 180,100
Pool# BD2440
3.50%, 1/1/2047 141,607 128,174
Pool# AS8692
3.50%, 1/1/2047 127,123 115,189
Pool# BD2450
3.50%, 1/1/2047 98,332 89,155
Pool# BE6548
3.50%, 1/1/2047 51,699 46,795
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BE5856
4.50%, 1/1/2047 6,555 6,324
Pool# BE7115
4.50%, 1/1/2047 6,216 5,977
Pool# BE6503
4.50%, 1/1/2047 3,538 3,406
Pool# BM3908
5.50%, 1/1/2047 28,154 28,257
Pool# MA2895
3.00%, 2/1/2047 2,665,357 2,330,023
Pool# BM3688
3.50%, 2/1/2047 319,535 289,458
Pool# BD5046
3.50%, 2/1/2047 60,294 54,574
Pool# BM5274
4.00%, 2/1/2047 53,919 50,481
Pool# BE8495
4.50%, 2/1/2047 3,517 3,386
Pool# BE7869
4.50%, 2/1/2047 2,841 2,732
Pool# AL9859
3.00%, 3/1/2047 789,870 689,483
Pool# AL9848
3.00%, 3/1/2047 259,188 226,247
Pool# BM5383
4.00%, 3/1/2047 36,622 34,290
Pool# AS8966
4.00%, 3/1/2047 22,125 20,678
Pool# AS8979
4.50%, 3/1/2047 34,875 33,638
Pool# BE9247
4.50%, 3/1/2047 3,991 3,842
Pool# BM3707
2.50%, 4/1/2047 139,373 117,321
Pool# AS9463
3.50%, 4/1/2047 108,817 98,493
Pool# AS9451
3.50%, 4/1/2047 75,383 68,231
Pool# BD7122
4.00%, 4/1/2047 326,898 305,751
Pool# AS9467
4.00%, 4/1/2047 174,093 162,845
Pool# AS9470
4.50%, 4/1/2047 116,601 112,322
Pool# BH0304
4.50%, 4/1/2047 5,199 5,002
Pool# AS9562
3.00%, 5/1/2047 54,728 47,673
Pool# BM3237
3.50%, 5/1/2047 266,810 241,779
Pool# AS9577
3.50%, 5/1/2047 100,293 89,827
Pool# BM1268
4.00%, 5/1/2047 202,240 189,158
Pool# AS9794
3.50%, 6/1/2047 94,010 85,347
Pool# AS9747
4.00%, 6/1/2047 489,130 458,128
Pool# BM3549
4.00%, 6/1/2047 204,797 191,792
Pool# BE3702
4.00%, 6/1/2047 71,984 67,092

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM1295
4.50%, 6/1/2047 73,404 70,733
Pool# BE9624
4.50%, 6/1/2047 10,687 10,218
Pool# BM3801
3.00%, 7/1/2047 436,251 380,806
Pool# AS9938
3.50%, 7/1/2047 106,009 96,410
Pool# BM1551
3.50%, 7/1/2047 90,456 81,875
Pool# AS9909
3.50%, 7/1/2047 52,709 47,708
Pool# BM1492
4.00%, 7/1/2047 344,753 322,481
Pool# AS9973
4.00%, 7/1/2047 22,114 20,660
Pool# 890673
3.00%, 8/1/2047 219,328 191,680
Pool# MA3087
3.50%, 8/1/2047 177,257 160,335
Pool# CA0240
3.50%, 8/1/2047 93,427 84,446
Pool# BM1658
3.50%, 8/1/2047 73,230 66,282
Pool# BH7375
3.50%, 8/1/2047 61,613 55,768
Pool# CA0123
4.00%, 8/1/2047 279,114 261,423
Pool# BH2597
4.00%, 8/1/2047 173,901 162,275
Pool# BH5359
4.00%, 8/1/2047 98,211 91,897
Pool# CA0133
4.00%, 8/1/2047 31,688 29,558
Pool# BM5787
4.00%, 8/1/2047 9,747 9,135
Pool# CA0407
3.50%, 9/1/2047 143,161 129,460
Pool# BH4004
4.00%, 9/1/2047 156,708 146,401
Pool# BM3556
4.00%, 9/1/2047 92,573 87,609
Pool# CA0392
4.00%, 9/1/2047 63,060 58,724
Pool# CA0265
4.00%, 9/1/2047 19,089 17,841
Pool# CA0487
3.50%, 10/1/2047 374,787 338,686
Pool# BM1959
3.50%, 10/1/2047 269,904 245,466
Pool# CA0493
4.00%, 10/1/2047 168,278 157,027
Pool# BM3015
4.00%, 10/1/2047 115,465 109,121
Pool# CA0549
4.00%, 10/1/2047 97,836 91,225
Pool# CA0496
4.50%, 10/1/2047 122,878 118,166
Pool# CA0623
4.50%, 10/1/2047 27,620 26,606
Pool# CA0693
3.50%, 11/1/2047 268,779 243,001
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0680
3.50%, 11/1/2047 131,347 119,434
Pool# BM3358
3.50%, 11/1/2047 119,062 108,279
Pool# CA0696
4.00%, 11/1/2047 295,811 275,006
Pool# BM3191
4.00%, 11/1/2047 61,168 57,122
Pool# CA0808
4.00%, 11/1/2047 50,226 46,974
Pool# BM3379
3.00%, 12/1/2047 391,845 342,449
Pool# BJ2492
3.50%, 12/1/2047 170,285 153,953
Pool# MA3211
4.00%, 12/1/2047 449,620 420,206
Pool# BJ1699
4.00%, 12/1/2047 135,223 127,969
Pool# MA3238
3.50%, 1/1/2048 278,066 250,236
Pool# CA0991
3.50%, 1/1/2048 271,965 247,170
Pool# CA1015
4.00%, 1/1/2048 177,819 166,128
Pool# CA1025
4.50%, 1/1/2048 220,301 211,578
Pool# CA1189
3.50%, 2/1/2048 1,087,813 983,664
Pool# BH9280
3.50%, 2/1/2048 578,000 522,793
Pool# CA1242
3.50%, 2/1/2048 128,700 117,458
Pool# MA3277
4.00%, 2/1/2048 10,015 9,331
Pool# BJ8271
4.50%, 2/1/2048 243,891 234,133
Pool# BJ8269
4.50%, 2/1/2048 175,740 169,037
Pool# BK1586
4.50%, 2/1/2048 166,098 159,555
Pool# BJ8270
4.50%, 2/1/2048 144,498 138,927
Pool# CA4341
3.00%, 3/1/2048 97,537 84,755
Pool# MA3305
3.50%, 3/1/2048 30,063 27,045
Pool# BK1972
4.50%, 3/1/2048 45,271 43,764
Pool# BJ0640
5.00%, 3/1/2048 12,434 12,264
Pool# CA1531
3.50%, 4/1/2048 98,758 90,062
Pool# CA1510
3.50%, 4/1/2048 57,353 51,829
Pool# CA1551
4.00%, 4/1/2048 433,776 402,746
Pool# CA1560
4.50%, 4/1/2048 87,437 83,866
Pool# BJ2681
5.00%, 4/1/2048 33,595 33,106
Pool# MA3348
5.00%, 4/1/2048 3,086 3,044

62 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4024
3.50%, 5/1/2048 62,618 57,148
Pool# MA3358
4.50%, 5/1/2048 135,509 130,006
Pool# MA3374
5.00%, 5/1/2048 8,334 8,217
Pool# CA1898
4.50%, 6/1/2048 110,857 106,469
Pool# CA1951
4.00%, 7/1/2048 109,772 102,115
Pool# BK6577
4.50%, 7/1/2048 9,522 9,097
Pool# CA1988
4.50%, 7/1/2048 3,550 3,402
Pool# BK4766
4.50%, 8/1/2048 186,429 179,011
Pool# CA2376
4.00%, 9/1/2048 104,628 97,178
Pool# MA3472
5.00%, 9/1/2048 11,431 11,254
Pool# MA3495
4.00%, 10/1/2048 151,315 140,603
Pool# CA2493
4.50%, 10/1/2048 67,251 64,409
Pool# BM4664
4.50%, 10/1/2048 65,732 63,035
Pool# BM5024
3.00%, 11/1/2048 502,230 436,832
Pool# FM1001
3.50%, 11/1/2048 35,952 32,527
Pool# MA3521
4.00%, 11/1/2048 161,581 149,286
Pool# MA3536
4.00%, 12/1/2048 120,844 112,090
Pool# CA2779
4.50%, 12/1/2048 235,565 225,706
Pool# BN0340
4.50%, 12/1/2048 179,030 171,301
Pool# BM5212
4.50%, 12/1/2048 48,382 46,287
Pool# FM2888
3.50%, 1/1/2049 1,263,934 1,142,711
Pool# MA3563
4.00%, 1/1/2049 1,770,706 1,644,079
Pool# BN3944
4.00%, 1/1/2049 77,356 71,825
Pool# BN3960
4.50%, 1/1/2049 123,482 118,214
Pool# BN6135
4.00%, 2/1/2049 55,712 51,582
Pool# FM2337
4.50%, 2/1/2049 189,413 181,337
Pool# CA3387
4.00%, 4/1/2049 262,416 245,786
Pool# CA3394
5.00%, 4/1/2049 22,232 21,897
Pool# CA3489
4.00%, 5/1/2049 192,600 180,394
Pool# MA3665
4.50%, 5/1/2049 190,718 182,148
Pool# FM1051
4.50%, 5/1/2049 107,678 102,866
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM7504
3.50%, 6/1/2049 259,689 234,636
Pool# CA3669
4.00%, 6/1/2049 289,479 269,182
Pool# CA3639
4.00%, 6/1/2049 103,445 95,888
Pool# FM8304
4.00%, 7/1/2049 555,554 515,359
Pool# CA3825
4.00%, 7/1/2049 226,698 213,803
Pool# FM7105
3.50%, 8/1/2049 171,777 155,420
Pool# BO5494
3.00%, 11/1/2049 79,483 68,909
Pool# FM2170
4.00%, 11/1/2049 244,241 227,140
Pool# BO6225
3.00%, 12/1/2049 638,497 550,267
Pool# BO5380
3.00%, 12/1/2049 91,324 79,174
Pool# MA3873
4.00%, 12/1/2049 108,742 100,651
Pool# CA5152
3.00%, 2/1/2050 204,202 176,191
Pool# FM2887
3.00%, 3/1/2050 421,255 363,690
Pool# FM0077
3.00%, 3/1/2050 104,156 89,882
Pool# CA5510
3.00%, 4/1/2050 341,709 295,013
Pool# MA4048
3.00%, 6/1/2050 276,022 237,969
Pool# MA4077
2.00%, 7/1/2050 951,431 751,436
Pool# BP6466
3.00%, 7/1/2050 969,816 834,280
Pool# FM6159
3.00%, 7/1/2050 661,227 568,817
Pool# CA6598
2.50%, 8/1/2050 798,801 661,538
Pool# MA4097
3.00%, 8/1/2050 73,752 63,521
Pool# BQ4909
2.00%, 9/1/2050 1,654,343 1,309,364
Pool# CA6985
2.00%, 9/1/2050 857,276 679,237
Pool# FM4226
2.50%, 9/1/2050 2,053,533 1,700,558
Pool# FM4231
2.50%, 9/1/2050 1,929,685 1,590,555
Pool# FM4222
2.50%, 9/1/2050 472,981 394,767
Pool# CA7029
2.50%, 9/1/2050 456,630 381,110
Pool# CA7972
3.00%, 9/1/2050 563,507 484,463
Pool# CA7572
2.50%, 10/1/2050 2,795,929 2,334,981
Pool# CA7368
2.50%, 10/1/2050 1,177,846 972,731
Pool# CA7369
2.50%, 10/1/2050 862,733 712,489

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4181
1.50%, 11/1/2050 853,997 640,431
Pool# CA7573
2.50%, 11/1/2050 4,053,660 3,382,171
Pool# FM4859
2.50%, 11/1/2050 991,753 821,253
Pool# FM4808
2.50%, 11/1/2050 794,488 654,444
Pool# FM5480
3.00%, 11/1/2050 504,847 433,771
Pool# FM5169
3.00%, 11/1/2050 501,432 430,836
Pool# FM4969
2.00%, 12/1/2050 1,641,776 1,302,066
Pool# CA8442
2.00%, 1/1/2051 1,985,704 1,575,168
Pool# FM6360
3.00%, 1/1/2051 534,713 459,432
Pool# FM6031
2.00%, 2/1/2051 2,507,278 1,970,548
Pool# CA8823
2.00%, 2/1/2051 1,045,021 824,512
Pool# CA8893
2.00%, 2/1/2051 1,024,858 808,586
Pool# BQ9747
2.00%, 2/1/2051 763,474 601,799
Pool# FM6135
2.00%, 2/1/2051 558,911 442,831
Pool# CA8866
2.50%, 2/1/2051 645,753 533,779
Pool# MA4280
1.50%, 3/1/2051 3,485,521 2,605,346
Pool# FM6554
2.00%, 3/1/2051 1,853,442 1,468,507
Pool# MA4281
2.00%, 3/1/2051 1,714,931 1,347,083
Pool# FM6569
2.50%, 3/1/2051 2,107,812 1,734,399
Pool# FM7677
2.50%, 3/1/2051 2,009,133 1,663,595
Pool# FM7460
4.00%, 3/1/2051 713,404 661,439
Pool# CB0149
2.00%, 4/1/2051 314,287 249,061
Pool# BR7647
2.00%, 4/1/2051 217,737 172,546
Pool# BR7703
2.50%, 4/1/2051 340,735 281,334
Pool# MA4325
2.00%, 5/1/2051 899,358 707,284
Pool# CB0400
2.00%, 5/1/2051 298,365 238,310
Pool# CB0514
2.50%, 5/1/2051 1,260,255 1,044,931
Pool# FS3950
3.00%, 5/1/2051 1,171,275 1,009,399
Pool# FS1463
4.00%, 5/1/2051 260,665 242,308
Pool# CB0684
2.00%, 6/1/2051 1,272,114 1,005,249
Pool# CB0819
2.00%, 6/1/2051 1,160,230 916,904
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4355
2.00%, 6/1/2051 1,123,144 882,203
Pool# FM7719
2.00%, 6/1/2051 827,813 655,883
Pool# FM8630
1.50%, 7/1/2051 1,383,674 1,037,906
Pool# MA4378
2.00%, 7/1/2051 2,025,555 1,591,494
Pool# CB1110
2.00%, 7/1/2051 537,792 426,010
Pool# FM8160
2.50%, 7/1/2051 605,554 503,545
Pool# FM8007
2.50%, 7/1/2051 398,536 329,094
Pool# CB1065
2.50%, 7/1/2051 334,105 274,224
Pool# CB1133
2.50%, 7/1/2051 279,360 229,654
Pool# CB1330
2.50%, 8/1/2051 1,474,670 1,217,830
Pool# FM8011
2.50%, 8/1/2051 1,232,091 1,022,503
Pool# CB1400
3.00%, 8/1/2051 39,092 33,736
Pool# MA4437
2.00%, 10/1/2051 10,012,926 7,861,821
Pool# BU1052
2.00%, 10/1/2051 459,913 366,193
Pool# FM9082
2.00%, 10/1/2051 459,494 364,502
Pool# FM9081
2.00%, 10/1/2051 168,540 133,707
Pool# FS1215
2.50%, 10/1/2051 1,042,672 855,521
Pool# FS1473
3.50%, 10/1/2051 1,179,735 1,060,170
Pool# MA4464
1.50%, 11/1/2051 1,772,799 1,323,196
Pool# CB2038
2.00%, 11/1/2051 5,458,010 4,288,362
Pool# FM9450
2.00%, 11/1/2051 1,833,707 1,447,726
Pool# MA4465
2.00%, 11/1/2051 1,758,442 1,379,933
Pool# FM9411
2.00%, 11/1/2051 1,745,794 1,372,926
Pool# MA4466
2.50%, 11/1/2051 5,167,880 4,238,983
Pool# FM9491
2.50%, 11/1/2051 704,430 579,573
Pool# FM9494
2.50%, 11/1/2051 464,971 383,865
Pool# BU5908
2.00%, 12/1/2051 3,312,837 2,633,584
Pool# CB2297
2.50%, 12/1/2051 4,217,411 3,480,561
Pool# MA4493
2.50%, 12/1/2051 3,325,315 2,725,964
Pool# FM9543
2.50%, 12/1/2051 2,499,914 2,063,712
Pool# CB2410
2.50%, 12/1/2051 1,804,052 1,488,749

64 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM9806
2.50%, 12/1/2051 1,556,102 1,284,216
Pool# FM9864
2.50%, 12/1/2051 922,299 764,463
Pool# CB2469
2.50%, 12/1/2051 844,009 697,323
Pool# FM9697
2.50%, 12/1/2051 416,988 345,747
Pool# FS1192
2.00%, 1/1/2052 4,324,140 3,405,061
Pool# FS1095
2.00%, 1/1/2052 2,616,915 2,062,059
Pool# MA4512
2.50%, 1/1/2052 4,097,858 3,349,633
Pool# FS2639
2.50%, 1/1/2052 887,192 729,103
Pool# FS2040
2.00%, 2/1/2052 1,778,022 1,395,230
Pool# BU9905
2.00%, 2/1/2052 875,394 687,125
Pool# CB2868
2.50%, 2/1/2052 1,685,868 1,381,216
Pool# CB3156
2.00%, 3/1/2052 1,812,466 1,426,686
Pool# CB3159
2.50%, 3/1/2052 1,759,295 1,449,735
Pool# BV4133
2.50%, 3/1/2052 1,743,084 1,427,551
Pool# CB3016
2.50%, 3/1/2052 869,000 717,658
Pool# CB3237
3.00%, 3/1/2052 877,190 747,151
Pool# BV5355
2.50%, 4/1/2052 870,845 713,269
Pool# CB3368
3.00%, 4/1/2052 869,653 740,664
Pool# CB3362
3.00%, 4/1/2052 824,070 706,333
Pool# FS2141
3.50%, 6/1/2052 994,825 886,674
Pool# CB3915
4.50%, 6/1/2052 66,708 62,993
Pool# FS3806
2.50%, 7/1/2052 12,690,241 10,384,957
Pool# MA4653
3.00%, 7/1/2052 787,600 670,752
Pool# MA4733
4.50%, 9/1/2052 928,743 876,287
Pool# CB4673
4.50%, 9/1/2052 885,128 845,618
Pool# CB4831
4.50%, 10/1/2052 1,354,632 1,278,899
Pool# MA4805
4.50%, 11/1/2052 807,536 761,687
Pool# CB5535
5.00%, 1/1/2053 1,872,779 1,811,802
Pool# CB5642
5.50%, 2/1/2053 770,988 761,866
Pool# FS3801
5.50%, 2/1/2053 187,575 185,618
Pool# CB6065
5.00%, 4/1/2053 1,018,019 985,389
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB6004
5.50%, 4/1/2053 3,014,050 3,001,393
Pool# CB6082
5.50%, 4/1/2053 684,456 676,582
Pool# CB6182
5.00%, 5/1/2053 944,306 913,285
Pool# CB6650
5.50%, 6/1/2053 2,102,672 2,093,844
Pool# MA5071
5.00%, 7/1/2053 1,195,978 1,156,100
Pool# FS5214
5.00%, 7/1/2053 747,502 726,618
Pool# MA5073
6.00%, 7/1/2053 1,417,597 1,422,678
Pool# FS5424
4.50%, 8/1/2053 540,140 510,296
Pool# CB6921
6.00%, 8/1/2053 490,350 499,559
Pool# CB7115
6.00%, 9/1/2053 1,480,086 1,503,272
Pool# CB7482
6.00%, 11/1/2053 1,983,160 1,993,958
Pool# CB7484
6.50%, 11/1/2053 1,440,898 1,470,529
Pool# CB7449
6.50%, 11/1/2053 325,084 331,769
Pool# FS6294
6.50%, 11/1/2053 210,471 214,558
Pool# CB7653
6.50%, 12/1/2053 1,111,368 1,141,581
Pool# FS6529
6.50%, 12/1/2053 995,095 1,020,661
Pool# CB7649
6.50%, 12/1/2053 737,756 766,436
Pool# CB7652
6.50%, 12/1/2053 643,214 662,027
Pool# CB7803
6.50%, 1/1/2054 220,960 226,650
Pool# CB7865
6.50%, 1/1/2054 167,053 170,729
Pool# FS7172
6.50%, 2/1/2054 436,947 447,385
Pool# CB8024
6.50%, 2/1/2054 334,510 345,520
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 7/25/2039 2,840,250 2,427,970
2.00%, 7/25/2039 1,349,750 1,185,882
3.00%, 7/25/2039 1,648,663 1,525,030
3.50%, 7/25/2039 1,893,000 1,789,706
4.00%, 7/25/2039 993,000 954,689
4.50%, 7/25/2039 215,000 210,297
5.00%, 7/25/2039 35,000 34,691
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 7/25/2054 3,200,000 2,502,250
3.00%, 7/25/2054 1,475,000 1,254,557
3.50%, 7/25/2054 350,000 309,750
4.00%, 7/25/2054 4,050,000 3,705,592
4.50%, 7/25/2054 3,700,000 3,487,973
5.00%, 7/25/2054 6,251,000 6,041,005
5.50%, 7/25/2054 1,275,000 1,257,419

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
6.00%, 7/25/2054 7,725,000 7,746,425
6.50%, 7/25/2054 4,125,000 4,198,154
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 720 725
Pool# 486936
6.50%, 2/15/2029 291 298
Pool# 502969
6.00%, 3/15/2029 1,260 1,282
Pool# 487053
7.00%, 3/15/2029 424 426
Pool# 781014
6.00%, 4/15/2029 778 784
Pool# 509099
7.00%, 6/15/2029 1,929 1,931
Pool# 434505
7.50%, 8/15/2029 33 33
Pool# 781124
7.00%, 12/15/2029 2,979 3,059
Pool# 507396
7.50%, 9/15/2030 22,295 22,320
Pool# 531352
7.50%, 9/15/2030 1,545 1,547
Pool# 536334
7.50%, 10/15/2030 119 119
Pool# 486019
7.50%, 1/15/2031 569 569
Pool# 535388
7.50%, 1/15/2031 385 385
Pool# 528589
6.50%, 3/15/2031 6,792 6,880
Pool# 508473
7.50%, 4/15/2031 1,957 1,959
Pool# 544470
8.00%, 4/15/2031 803 803
Pool# 781287
7.00%, 5/15/2031 1,407 1,441
Pool# 781319
7.00%, 7/15/2031 467 488
Pool# 485879
7.00%, 8/15/2031 1,127 1,129
Pool# 572554
6.50%, 9/15/2031 21,832 22,465
Pool# 781328
7.00%, 9/15/2031 1,348 1,395
Pool# 550991
6.50%, 10/15/2031 371 381
Pool# 571267
7.00%, 10/15/2031 189 189
Pool# 555171
6.50%, 12/15/2031 911 934
Pool# 781380
7.50%, 12/15/2031 455 475
Pool# 781481
7.50%, 1/15/2032 1,990 2,064
Pool# 580972
6.50%, 2/15/2032 119 121
Pool# 781401
7.50%, 2/15/2032 1,510 1,580
Pool# 781916
6.50%, 3/15/2032 13,989 14,279
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 552474
7.00%, 3/15/2032 2,873 2,931
Pool# 781478
7.50%, 3/15/2032 867 904
Pool# 781429
8.00%, 3/15/2032 1,581 1,661
Pool# 781431
7.00%, 4/15/2032 5,676 5,911
Pool# 552616
7.00%, 6/15/2032 22,361 22,669
Pool# 570022
7.00%, 7/15/2032 9,746 9,980
Pool# 595077
6.00%, 10/15/2032 2,931 3,040
Pool# 552903
6.50%, 11/15/2032 36,756 37,765
Pool# 552952
6.00%, 12/15/2032 1,991 2,016
Pool# 602102
6.00%, 2/15/2033 11,304 11,542
Pool# 588192
6.00%, 2/15/2033 2,323 2,357
Pool# 553144
5.50%, 4/15/2033 6,592 6,582
Pool# 604243
6.00%, 4/15/2033 3,921 4,067
Pool# 611526
6.00%, 5/15/2033 6,281 6,371
Pool# 553320
6.00%, 6/15/2033 12,125 12,406
Pool# 604788
6.50%, 11/15/2033 39,747 41,211
Pool# 781688
6.00%, 12/15/2033 15,857 16,135
Pool# 604875
6.00%, 12/15/2033 13,576 14,017
Pool# 781690
6.00%, 12/15/2033 5,737 5,837
Pool# 781699
7.00%, 12/15/2033 1,688 1,707
Pool# 621856
6.00%, 1/15/2034 7,245 7,334
Pool# 564799
6.00%, 3/15/2034 5,379 5,449
Pool# 630038
6.50%, 8/15/2034 25,754 26,589
Pool# 781804
6.00%, 9/15/2034 15,737 16,235
Pool# 781847
6.00%, 12/15/2034 11,988 12,368
Pool# 486921
5.50%, 2/15/2035 4,234 4,311
Pool# 781902
6.00%, 2/15/2035 15,736 16,234
Pool# 781933
6.00%, 6/15/2035 1,609 1,660
Pool# 649513
5.50%, 10/15/2035 83,763 84,558
Pool# 649510
5.50%, 10/15/2035 50,901 52,073
Pool# 652207
5.50%, 3/15/2036 35,728 36,244

66 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 655519
5.00%, 5/15/2036 16,675 16,740
Pool# 652539
5.00%, 5/15/2036 5,724 5,649
Pool# 606308
5.50%, 5/15/2036 5,846 5,952
Pool# 657912
6.50%, 8/15/2036 2,780 2,852
Pool# 697957
4.50%, 3/15/2039 465,846 453,850
Pool# 704630
5.50%, 7/15/2039 14,946 15,161
Pool# 710724
4.50%, 8/15/2039 135,669 132,334
Pool# 722292
5.00%, 9/15/2039 283,984 282,006
Pool# 782803
6.00%, 11/15/2039 141,779 146,297
Pool# 736666
4.50%, 4/15/2040 336,252 320,844
Pool# 733312
4.00%, 9/15/2040 39,480 37,132
Pool# 742235
4.00%, 12/15/2040 80,273 75,499
Pool# 755959
4.00%, 1/15/2041 73,458 69,452
Pool# 755958
4.00%, 1/15/2041 69,999 66,181
Pool# 742244
4.00%, 1/15/2041 64,592 60,751
Pool# 759075
4.00%, 1/15/2041 58,572 55,089
Pool# 753826
4.00%, 1/15/2041 34,833 32,761
Pool# 690662
4.00%, 1/15/2041 18,799 17,680
Pool# 719486
4.00%, 1/15/2041 6,743 6,309
Pool# 759207
4.00%, 2/15/2041 142,778 134,287
Pool# 757555
4.00%, 2/15/2041 14,570 13,775
Pool# 757557
4.00%, 2/15/2041 7,251 6,856
Pool# 738107
4.00%, 3/15/2041 168,597 158,570
Pool# 784637
4.00%, 8/15/2041 53,374 50,653
Pool# 778869
4.00%, 2/15/2042 96,681 90,929
Pool# AD8789
3.50%, 3/15/2043 337,071 309,328
Pool# AD2254
3.50%, 3/15/2043 51,701 47,522
Pool# AA6403
3.00%, 5/15/2043 405,134 361,730
Pool# AD2411
3.50%, 5/15/2043 204,814 188,587
Pool# 783781
3.50%, 6/15/2043 282,961 258,948
Pool# 784015
3.00%, 7/15/2043 77,210 68,939
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 784459
3.00%, 12/15/2046 176,790 156,149
Pool# 784293
3.00%, 12/15/2046 48,264 42,402
Pool# 784355
4.00%, 12/15/2046 71,223 66,117
Pool# 784500
3.00%, 2/15/2047 379,692 334,568
Pool# 784713
3.00%, 2/15/2047 95,475 84,156
Pool# 784747
4.00%, 5/15/2048 50,996 47,669
Pool# 784715
4.00%, 5/15/2048 44,518 41,765
Pool# 785073
4.00%, 9/15/2049 60,168 56,221
Pool# BD4016
3.00%, 10/15/2049 149,364 130,390
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 174,109 177,427
Pool# 4245
6.00%, 9/20/2038 68,546 71,712
Pool# 4559
5.00%, 10/20/2039 159,950 159,548
Pool# 4715
5.00%, 6/20/2040 41,448 41,408
Pool# 4747
5.00%, 7/20/2040 465,086 464,644
Pool# 4771
4.50%, 8/20/2040 384,809 375,377
Pool# 4802
5.00%, 9/20/2040 321,402 321,287
Pool# 4834
4.50%, 10/20/2040 105,076 102,490
Pool# 737727
4.00%, 12/20/2040 654,667 617,156
Pool# 737730
4.00%, 12/20/2040 192,024 181,023
Pool# 4923
4.50%, 1/20/2041 164,898 160,839
Pool# 4978
4.50%, 3/20/2041 23,020 22,453
Pool# 5017
4.50%, 4/20/2041 237,533 231,686
Pool# 5056
5.00%, 5/20/2041 78,932 78,904
Pool# 5082
4.50%, 6/20/2041 93,962 91,649
Pool# 5175
4.50%, 9/20/2041 111,681 108,932
Pool# 675523
3.50%, 3/20/2042 128,685 116,129
Pool# 5332
4.00%, 3/20/2042 107,121 101,776
Pool# MA0392
3.50%, 9/20/2042 975,178 894,414
Pool# MA0462
3.50%, 10/20/2042 772,609 708,622
Pool# MA0534
3.50%, 11/20/2042 1,757,673 1,612,278

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 67
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA0625
3.50%, 12/20/2042 370,498 339,850
Pool# MA0698
3.00%, 1/20/2043 405,489 360,428
Pool# MA0852
3.50%, 3/20/2043 409,034 375,224
Pool# MA0934
3.50%, 4/20/2043 371,483 340,795
Pool# AF1001
3.50%, 6/20/2043 333,863 301,676
Pool# MA1376
4.00%, 10/20/2043 161,358 153,270
Pool# AJ9335
3.50%, 10/20/2044 36,475 32,945
Pool# MA2677
3.00%, 3/20/2045 134,296 119,331
Pool# MA2754
3.50%, 4/20/2045 246,884 225,382
Pool# MA2824
2.50%, 5/20/2045 272,913 233,386
Pool# MA2825
3.00%, 5/20/2045 527,695 468,577
Pool# AM4381
3.50%, 5/20/2045 333,933 295,761
Pool# MA2891
3.00%, 6/20/2045 890,364 791,083
Pool# MA2892
3.50%, 6/20/2045 187,447 171,102
Pool# MA2960
3.00%, 7/20/2045 307,190 272,668
Pool# 784156
4.00%, 8/20/2045 130,021 121,695
Pool# AO1103
3.50%, 9/20/2045 535,850 486,400
Pool# AO1099
3.50%, 9/20/2045 293,965 266,838
Pool# MA3106
4.00%, 9/20/2045 71,841 67,780
Pool# MA3172
3.00%, 10/20/2045 148,273 131,560
Pool# MA3173
3.50%, 10/20/2045 102,069 93,090
Pool# MA3174
4.00%, 10/20/2045 8,944 8,435
Pool# MA3243
3.00%, 11/20/2045 281,823 249,991
Pool# MA3244
3.50%, 11/20/2045 268,118 244,530
Pool# 784098
3.00%, 12/20/2045 548,468 486,163
Pool# MA3309
3.00%, 12/20/2045 480,272 425,853
Pool# MA3310
3.50%, 12/20/2045 199,523 181,952
Pool# 784111
3.00%, 1/20/2046 286,903 254,208
Pool# MA3377
4.00%, 1/20/2046 40,149 37,831
Pool# 784119
3.00%, 2/20/2046 547,112 484,763
Pool# 784115
3.00%, 2/20/2046 25,018 22,167
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3520
3.00%, 3/20/2046 366,559 324,653
Pool# MA3521
3.50%, 3/20/2046 700,057 638,162
Pool# MA3522
4.00%, 3/20/2046 275,394 259,719
Pool# MA3596
3.00%, 4/20/2046 191,079 169,028
Pool# MA3597
3.50%, 4/20/2046 200,607 182,781
Pool# MA3662
3.00%, 5/20/2046 728,648 644,296
Pool# MA3735
3.00%, 6/20/2046 444,670 393,134
Pool# MA3736
3.50%, 6/20/2046 1,138,058 1,036,551
Pool# MA3804
4.00%, 7/20/2046 42,255 39,728
Pool# MA3873
3.00%, 8/20/2046 951,245 842,259
Pool# MA3876
4.50%, 8/20/2046 44,559 43,243
Pool# MA3936
3.00%, 9/20/2046 962,624 850,686
Pool# MA3939
4.50%, 9/20/2046 7,248 6,930
Pool# MA4006
4.50%, 10/20/2046 136,365 132,338
Pool# MA4068
3.00%, 11/20/2046 144,693 127,830
Pool# MA4069
3.50%, 11/20/2046 14,928 13,574
Pool# MA4070
4.00%, 11/20/2046 26,110 24,549
Pool# MA4071
4.50%, 11/20/2046 9,194 8,922
Pool# MA4125
2.50%, 12/20/2046 85,549 72,905
Pool# MA4126
3.00%, 12/20/2046 1,484,648 1,311,428
Pool# MA4127
3.50%, 12/20/2046 356,515 324,503
Pool# MA4194
2.50%, 1/20/2047 331,926 282,818
Pool# MA4196
3.50%, 1/20/2047 92,992 84,563
Pool# MA4261
3.00%, 2/20/2047 390,844 345,384
Pool# MA4262
3.50%, 2/20/2047 1,415,608 1,287,292
Pool# MA4264
4.50%, 2/20/2047 10,986 10,621
Pool# MA4321
3.50%, 3/20/2047 703,026 639,023
Pool# AZ1974
3.50%, 4/20/2047 186,317 169,100
Pool# MA4382
3.50%, 4/20/2047 120,831 109,830
Pool# MA4383
4.00%, 4/20/2047 557,989 522,603
Pool# MA4384
4.50%, 4/20/2047 13,414 12,910

68 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4509
3.00%, 6/20/2047 137,298 121,153
Pool# MA4511
4.00%, 6/20/2047 262,799 245,457
Pool# MA4512
4.50%, 6/20/2047 31,040 29,969
Pool# MA4585
3.00%, 7/20/2047 25,030 22,145
Pool# MA4587
4.00%, 7/20/2047 787,468 738,740
Pool# 784471
3.50%, 8/20/2047 310,792 282,976
Pool# BC1888
3.50%, 8/20/2047 302,024 274,114
Pool# MA4652
3.50%, 8/20/2047 275,143 250,025
Pool# MA4653
4.00%, 8/20/2047 41,435 38,852
Pool# 784408
3.50%, 10/20/2047 194,201 174,462
Pool# MA4780
4.50%, 10/20/2047 10,298 9,941
Pool# MA4836
3.00%, 11/20/2047 258,127 227,735
Pool# MA4837
3.50%, 11/20/2047 243,900 221,339
Pool# MA4838
4.00%, 11/20/2047 1,084,395 1,016,846
Pool# 784421
3.50%, 12/20/2047 285,285 259,085
Pool# MA4900
3.50%, 12/20/2047 175,010 158,751
Pool# MA4962
3.50%, 1/20/2048 356,461 323,421
Pool# MA5018
3.00%, 2/20/2048 97,225 85,731
Pool# MA5019
3.50%, 2/20/2048 18,429 16,730
Pool# 784480
3.50%, 4/20/2048 238,194 216,707
Pool# 784479
3.50%, 4/20/2048 167,617 152,716
Pool# 784481
3.50%, 4/20/2048 72,825 66,065
Pool# MA5137
4.00%, 4/20/2048 228,077 213,433
Pool# BD4034
4.00%, 4/20/2048 80,205 74,412
Pool# MA5138
4.50%, 4/20/2048 93,722 90,357
Pool# MA5191
3.50%, 5/20/2048 624,760 567,602
Pool# MA5192
4.00%, 5/20/2048 419,271 392,222
Pool# MA5265
4.50%, 6/20/2048 167,527 161,416
Pool# MA5331
4.50%, 7/20/2048 75,670 72,902
Pool# MA5398
4.00%, 8/20/2048 419,732 392,459
Pool# MA5399
4.50%, 8/20/2048 208,504 200,609
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5465
3.50%, 9/20/2048 66,634 60,477
Pool# MA5466
4.00%, 9/20/2048 94,528 88,371
Pool# BJ2692
4.00%, 11/20/2048 63,315 58,195
Pool# MA5597
5.00%, 11/20/2048 6,989 6,912
Pool# MA5652
4.50%, 12/20/2048 96,279 92,732
Pool# 784656
4.50%, 12/20/2048 55,100 51,936
Pool# BK2856
4.50%, 12/20/2048 12,212 11,507
Pool# MA5653
5.00%, 12/20/2048 20,337 20,073
Pool# MA5712
5.00%, 1/20/2049 75,220 74,150
Pool# MA5818
4.50%, 3/20/2049 67,807 65,303
Pool# MA5878
5.00%, 4/20/2049 7,854 7,739
Pool# MA5987
4.50%, 6/20/2049 453,439 434,965
Pool# MA6041
4.50%, 7/20/2049 123,105 118,388
Pool# MA6092
4.50%, 8/20/2049 52,655 50,445
Pool# MA6153
3.00%, 9/20/2049 99,498 87,276
Pool# MA6409
3.00%, 1/20/2050 692,358 607,449
Pool# MA6474
3.00%, 2/20/2050 640,931 560,747
Pool# MA6542
3.50%, 3/20/2050 160,266 145,348
Pool# MA6657
3.50%, 5/20/2050 324,735 293,995
Pool# MA6766
3.00%, 7/20/2050 783,586 682,665
Pool# MA6818
2.00%, 8/20/2050 1,177,391 952,884
Pool# BW4732
2.50%, 8/20/2050 866,297 706,811
Pool# BW6206
2.50%, 8/20/2050 827,303 674,995
Pool# MA6820
3.00%, 8/20/2050 649,618 568,108
Pool# MA6821
3.50%, 8/20/2050 533,864 483,581
Pool# MA6864
2.00%, 9/20/2050 1,199,923 971,123
Pool# BW4741
2.50%, 9/20/2050 883,222 720,619
Pool# BY0776
2.50%, 9/20/2050 569,692 464,809
Pool# BY0805
2.50%, 9/20/2050 534,359 435,983
Pool# MA6994
2.00%, 11/20/2050 1,600,666 1,297,234
Pool# MA7051
2.00%, 12/20/2050 2,281,008 1,848,164

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 69
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7053
3.00%, 12/20/2050 781,495 682,328
Pool# MA7136
2.50%, 1/20/2051 1,677,530 1,412,819
Pool# MA7192
2.00%, 2/20/2051 4,061,698 3,288,426
Pool# MA7367
2.50%, 5/20/2051 3,468,482 2,915,431
Pool# MA7472
2.50%, 7/20/2051 3,028,444 2,545,537
Pool# MA7534
2.50%, 8/20/2051 2,525,247 2,123,154
Pool# MA7647
1.50%, 10/20/2051 370,435 289,216
Pool# MA7648
2.00%, 10/20/2051 3,274,436 2,650,344
Pool# MA7650
3.00%, 10/20/2051 2,134,494 1,861,106
Pool# MA7704
2.00%, 11/20/2051 839,561 679,541
Pool# MA7705
2.50%, 11/20/2051 1,469,641 1,235,285
Pool# MA7766
2.00%, 12/20/2051 3,214,742 2,602,001
Pool# MA7767
2.50%, 12/20/2051 1,632,381 1,372,347
Pool# MA7768
3.00%, 12/20/2051 418,701 365,066
Pool# MA7826
2.00%, 1/20/2052 1,049,033 849,509
Pool# MA7935
2.00%, 3/20/2052 3,341,039 2,705,134
Pool# 786843
3.00%, 3/20/2052 467,572 404,462
Pool# MA7986
2.00%, 4/20/2052 3,724,487 3,015,919
Pool# MA7987
2.50%, 4/20/2052 4,307,237 3,620,442
Pool# MA8042
2.50%, 5/20/2052 771,298 648,353
Pool# MA8043
3.00%, 5/20/2052 881,854 768,277
Pool# MA8147
2.50%, 7/20/2052 248,488 209,094
Pool# MA8148
3.00%, 7/20/2052 1,724,593 1,504,330
Pool# MA8197
2.50%, 8/20/2052 986,517 829,623
Pool# MA8265
3.00%, 9/20/2052 440,339 384,236
Pool# MA8491
5.50%, 12/20/2052 807,525 801,787
Pool# MA8726
5.50%, 3/20/2053 347,140 344,565
Pool# MA8800
5.00%, 4/20/2053 1,123,722 1,094,635
Pool# MA8801
5.50%, 4/20/2053 1,129,805 1,121,423
Pool# MA8946
4.50%, 6/20/2053 3,356,952 3,192,565
Pool# MA8948
5.50%, 6/20/2053 251,109 249,248
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA9016
5.00%, 7/20/2053 2,814,881 2,741,683
Pool# 786798
5.50%, 7/20/2053 456,023 456,298
Pool# MA9364
6.50%, 12/20/2053 73,356 74,443
Pool# MA9424
6.00%, 1/20/2054 637,086 640,143
Pool# MA9490
6.50%, 2/20/2054 74,138 75,237
Pool# MA9727
6.50%, 6/20/2054 1,038,000 1,053,440
GNMA TBA
2.50%, 7/15/2054 875,000 735,444
4.00%, 7/15/2054 2,564,000 2,369,921
4.50%, 7/15/2054 3,950,000 3,755,666
5.00%, 7/15/2054 3,350,000 3,261,748
5.50%, 7/15/2054 3,100,000 3,075,508
6.00%, 7/15/2054 4,850,000 4,870,142
6.50%, 7/15/2054 3,875,000 3,930,214
Total Mortgage-Backed Securities
(cost $613,559,261)
545,467,499
Municipal Bonds 0 .6%
California 0 .2%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 114,559
Bay Area Toll Authority, RB,
Series F, 6.26%, 4/1/2049 250,000 270,060
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 61,137
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
B, 6.00%, 11/1/2040 100,000 103,529
Golden State Tobacco
Securitization Corp., RB,
Series A-1, 3.71%, 6/1/2041 90,000 68,834
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 345,438
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 88,601
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 222,034
Regents of the University of
California Medical Center
Pooled Revenue
Series H, 6.55%, 5/15/2048 150,000 164,645
Series F, 6.58%, 5/15/2049 200,000 219,761
Series N, 3.26%, 5/15/2060 230,000 153,484
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 106,384

70 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
California
State of California
7.55%, 4/1/2039 1,410,000 1,676,088
7.63%, 3/1/2040 425,000 503,934
University of California
Series BD, 3.35%, 7/1/2029 200,000 188,636
Series AQ, 4.77%,
5/15/2115 150,000 128,948
4,416,072
Connecticut 0 .0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 528,302
Florida 0 .0%
†
State Board of Administration
Finance Corp.
Series A, 1.26%, 7/1/2025 95,000 91,178
Series A, 2.15%, 7/1/2030 105,000 88,967
180,145
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 467,000 509,239
Illinois 0 .1%
Chicago Transit Authority
Sales & Transfer Tax
Receipts Revenue, RB,
Series A, 6.90%, 12/1/2040 286,238 316,235
State of Illinois, GO, 5.10%,
6/1/2033 889,412 872,700
1,188,935
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Auth
Series A, 3.62%, 2/1/2029 47,663 46,501
Series A, 4.48%, 8/1/2039 50,000 47,170
5.20%, 12/1/2039 95,000 95,398
189,069
Michigan 0 .0%
†
University of Michigan, RB,
Series B, 3.50%, 4/1/2052 83,000 64,281
New Jersey 0 .1%
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 125,000 133,159
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 516,229
Rutgers The State University
of New Jersey, RB, Series
H, 5.67%, 5/1/2040 250,000 251,318
900,706
Municipal Bonds
Principal
Amount ($) Value ($)
New York 0 .1%
City of New York, GO, Series
B, 5.26%, 10/1/2052 35,000 35,633
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 544,901
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 291,015
New York City Transitional
Finance Authority Future
Tax Secured Revenue, RB,
Series B, 5.57%, 11/1/2038 500,000 499,206
New York State Dormitory
Authority, RB, Series F,
5.63%, 3/15/2039 250,000 253,433
Port Authority of New York &
New Jersey
6.04%, 12/1/2029 620,000 653,829
3.18%, 7/15/2060 135,000 90,379
2,368,396
Ohio 0 .0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 97,565
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 143,825
241,390
Oklahoma 0 .0%
†
Oklahoma Development
Finance Authority
4.62%, 6/1/2044 60,000 56,871
4.38%, 11/1/2045 60,000 55,241
112,112
South Carolina 0 .0%
†
South Carolina Public Service
Authority, RB, Series C,
6.45%, 1/1/2050 100,000 106,681
Texas 0 .1%
Board of Regents of the
University of Texas System,
RB, Series C, 4.79%,
8/15/2046 200,000 191,362
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 207,312
Dallas Fort Worth International
Airport
Series C, 2.92%, 11/1/2050 100,000 70,743
Series A, 4.51%, 11/1/2051 45,000 39,940
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 32,872
North Texas Tollway Authority,
RB, Series A, 3.01%,
1/1/2043 35,000 26,584

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 71
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
Dallas Fort Worth International
Airport (continued)
Permanent University Fund -
University of Texas System,
RB, Series A, 5.26%,
7/1/2039 260,000 257,348
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 339,268
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 150,000 150,139
Texas Natural Gas
Securitization Finance Corp.
Series A, 5.10%, 4/1/2035 145,506 145,332
Series A, 5.17%, 4/1/2041 140,000 140,248
1,601,148
Virginia 0 .0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 53,665
Total Municipal Bonds
(cost $12,882,992)
12,460,141
Supranational 1 .2%
African Development Bank
0.88%, 3/23/2026(b) 200,000 186,727
4.38%, 3/14/2028(b) 500,000 496,147
Asian Development Bank
0.38%, 9/3/2025 1,000,000 946,515
1.00%, 4/14/2026 200,000 186,811
1.50%, 1/20/2027 760,000 702,514
3.75%, 4/25/2028 1,250,000 1,215,248
4.50%, 8/25/2028 700,000 699,726
1.88%, 1/24/2030 500,000 436,660
4.00%, 1/12/2033 350,000 337,575
4.13%, 1/12/2034 400,000 388,850
Asian Infrastructure
Investment Bank (The)
4.00%, 1/18/2028 350,000 343,101
4.13%, 1/18/2029 1,000,000 986,702
Council of Europe
Development Bank, 3.75%,
5/25/2026 450,000 440,863
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029 1,000,000 985,289
European Investment Bank
0.38%, 3/26/2026 1,500,000 1,388,891
0.75%, 10/26/2026(b) 290,000 265,096
2.38%, 5/24/2027(b) 2,000,000 1,880,429
3.63%, 7/15/2030 900,000 861,161
1.25%, 2/14/2031 300,000 245,779
3.75%, 2/14/2033(b) 900,000 854,943
4.13%, 2/13/2034 400,000 388,823
Inter-American Development
Bank
Supranational
Principal
Amount ($) Value ($)
0.63%, 7/15/2025 1,000,000 954,482
2.00%, 7/23/2026 1,000,000 945,954
2.25%, 6/18/2029 250,000 225,592
3.50%, 9/14/2029 900,000 859,661
1.13%, 1/13/2031 400,000 324,314
3.50%, 4/12/2033 750,000 696,615
International Bank for
Reconstruction &
Development
1.88%, 10/27/2026 400,000 375,247
2.50%, 11/22/2027 1,000,000 935,384
3.50%, 7/12/2028 1,000,000 963,541
1.13%, 9/13/2028 1,000,000 872,214
3.88%, 2/14/2030(b) 850,000 825,324
0.88%, 5/14/2030 1,000,000 816,158
4.00%, 7/25/2030 300,000 292,782
4.00%, 1/10/2031 700,000 681,516
1.63%, 11/3/2031 1,000,000 824,305
4.75%, 11/14/2033 600,000 611,961
International Finance Corp.,
4.50%, 7/13/2028 400,000 400,152
Nordic Investment Bank,
4.38%, 3/14/2028 500,000 496,016
Total Supranational
(cost $27,717,544)
26,339,068
U.S. Government Agency Securities 0 .5%
FHLB
2.75%, 12/13/2024 1,000,000 988,160
5.50%, 7/15/2036 1,500,000 1,632,932
FHLMC
0.38%, 7/21/2025(b) 1,165,000 1,109,950
6.25%, 7/15/2032(b) 1,245,000 1,393,298
FNMA
0.50%, 6/17/2025 1,000,000 956,640
6.25%, 5/15/2029(b) 2,500,000 2,701,660
7.25%, 5/15/2030(b) 2,000,000 2,290,564
0.88%, 8/5/2030 440,000 356,460
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 494,465
Total U.S. Government Agency Securities
(cost $12,803,420)
11,924,129
U.S. Treasury Obligations 42 .7%
U.S. Treasury Bonds
6.88%, 8/15/2025 (b) 449,000 459,383
6.00%, 2/15/2026 (b) 4,042,000 4,120,945
6.50%, 11/15/2026 (b) 3,000,000 3,158,438
5.50%, 8/15/2028 (b) 3,000,000 3,132,773
5.38%, 2/15/2031 1,000,000 1,063,516
4.75%, 2/15/2037 (b) 709,600 736,487
5.00%, 5/15/2037 305,000 323,800
4.38%, 2/15/2038 (b) 1,050,000 1,048,236
4.25%, 5/15/2039 (b) 2,500,000 2,443,164
4.50%, 8/15/2039 1,080,000 1,083,628
4.38%, 11/15/2039 300,000 296,613
1.13%, 5/15/2040 6,000,000 3,692,109
4.38%, 5/15/2040 1,000,000 986,523

72 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
1.13%, 8/15/2040 3,000,000 1,826,719
3.88%, 8/15/2040 1,000,000 927,383
1.38%, 11/15/2040 7,500,000 4,732,324
4.25%, 11/15/2040 1,400,000 1,356,250
1.88%, 2/15/2041 5,000,000 3,421,289
4.75%, 2/15/2041 2,000,000 2,054,063
1.75%, 8/15/2041 4,300,000 2,841,359
3.75%, 8/15/2041 4,900,000 4,425,121
2.00%, 11/15/2041 (b) 6,000,000 4,121,953
3.13%, 11/15/2041 4,100,000 3,377,855
2.38%, 2/15/2042 3,000,000 2,183,906
3.13%, 2/15/2042 1,000,000 821,250
3.00%, 5/15/2042 (b) 1,000,000 802,734
3.25%, 5/15/2042 2,000,000 1,663,125
2.75%, 8/15/2042 1,000,000 769,141
3.38%, 8/15/2042 3,000,000 2,533,828
2.75%, 11/15/2042 1,500,000 1,149,551
4.00%, 11/15/2042 3,000,000 2,764,688
3.13%, 2/15/2043 1,750,000 1,417,090
3.88%, 2/15/2043 3,000,000 2,711,719
2.88%, 5/15/2043 2,850,000 2,213,203
3.88%, 5/15/2043 3,500,000 3,157,930
4.38%, 8/15/2043 1,000,000 965,234
3.63%, 2/15/2044 (b) 3,500,000 3,031,602
3.38%, 5/15/2044 4,000,000 3,332,500
3.13%, 8/15/2044 3,700,000 2,956,965
3.00%, 11/15/2044 5,500,000 4,295,371
2.50%, 2/15/2045 3,500,000 2,496,621
3.00%, 5/15/2045 5,500,000 4,274,961
2.88%, 8/15/2045 3,300,000 2,506,324
2.50%, 2/15/2046 2,500,000 1,761,523
2.50%, 5/15/2046 3,000,000 2,108,203
2.88%, 11/15/2046 3,000,000 2,251,641
3.00%, 2/15/2047 2,000,000 1,532,813
3.00%, 5/15/2047 (b) 2,000,000 1,529,844
2.75%, 8/15/2047 2,500,000 1,821,094
2.75%, 11/15/2047 3,200,000 2,326,500
3.00%, 2/15/2048 (b) 3,000,000 2,282,695
3.13%, 5/15/2048 2,000,000 1,555,313
3.00%, 8/15/2048 3,000,000 2,276,133
3.38%, 11/15/2048 5,000,000 4,060,742
3.00%, 2/15/2049 3,000,000 2,272,383
2.88%, 5/15/2049 3,500,000 2,585,352
2.25%, 8/15/2049 3,000,000 1,938,984
2.38%, 11/15/2049 (b) 800,000 531,188
2.00%, 2/15/2050 4,500,000 2,732,871
1.25%, 5/15/2050 (b) 2,700,000 1,338,188
1.38%, 8/15/2050 5,000,000 2,558,789
1.63%, 11/15/2050 6,800,000 3,723,000
1.88%, 2/15/2051 6,400,000 3,737,500
2.38%, 5/15/2051 6,500,000 4,280,859
2.00%, 8/15/2051 7,200,000 4,325,062
1.88%, 11/15/2051 7,100,000 4,121,328
2.25%, 2/15/2052 6,000,000 3,822,188
2.88%, 5/15/2052 5,500,000 4,031,113
3.00%, 8/15/2052 5,200,000 3,911,984
4.00%, 11/15/2052 4,800,000 4,372,875
3.63%, 2/15/2053 5,100,000 4,338,586
3.63%, 5/15/2053 (b) 5,200,000 4,425,078
4.13%, 8/15/2053 5,000,000 4,656,055
4.75%, 11/15/2053 3,300,000 3,411,375
4.25%, 2/15/2054 (b) 5,000,000 4,760,938
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.63%, 5/15/2054 2,000,000 2,027,813
U.S. Treasury Notes
4.25%, 5/31/2025 (b) 4,000,000 3,966,602
0.25%, 7/31/2025 10,000,000 9,496,484
2.88%, 7/31/2025 6,500,000 6,350,195
2.00%, 8/15/2025 6,000,000 5,801,484
0.25%, 8/31/2025 (b) 4,000,000 3,784,531
2.75%, 8/31/2025 4,000,000 3,896,406
3.50%, 9/15/2025 10,000,000 9,819,922
0.25%, 9/30/2025 8,000,000 7,543,125
5.00%, 9/30/2025 8,000,000 7,996,563
4.25%, 10/15/2025 3,000,000 2,971,875
0.25%, 10/31/2025 8,000,000 7,518,438
2.25%, 11/15/2025 8,500,000 8,196,191
4.50%, 11/15/2025 (b) 3,000,000 2,981,836
0.38%, 11/30/2025 6,200,000 5,816,617
2.88%, 11/30/2025 2,000,000 1,944,375
4.00%, 12/15/2025 4,000,000 3,948,438
0.38%, 12/31/2025 9,000,000 8,416,758
3.88%, 1/15/2026 6,000,000 5,909,766
0.38%, 1/31/2026 7,000,000 6,523,945
2.63%, 1/31/2026 4,000,000 3,863,281
1.63%, 2/15/2026 (b) 8,500,000 8,074,004
4.00%, 2/15/2026 (b) 7,000,000 6,905,391
0.50%, 2/28/2026 2,000,000 1,862,344
4.63%, 3/15/2026 10,000,000 9,965,234
0.75%, 3/31/2026 4,000,000 3,730,312
3.75%, 4/15/2026 (b) 5,500,000 5,401,602
0.75%, 4/30/2026 5,000,000 4,650,391
1.63%, 5/15/2026 2,000,000 1,888,281
3.63%, 5/15/2026 9,000,000 8,816,484
0.75%, 5/31/2026 3,000,000 2,782,148
0.88%, 6/30/2026 (b) 6,000,000 5,565,938
4.50%, 7/15/2026 6,000,000 5,974,219
0.63%, 7/31/2026 2,000,000 1,839,844
1.50%, 8/15/2026 9,700,000 9,077,078
4.38%, 8/15/2026 6,000,000 5,960,625
0.75%, 8/31/2026 (b) 5,000,000 4,598,438
1.38%, 8/31/2026 4,500,000 4,195,371
4.63%, 9/15/2026 7,000,000 6,990,703
0.88%, 9/30/2026 8,000,000 7,362,812
1.63%, 9/30/2026 7,000,000 6,551,289
1.13%, 10/31/2026 8,000,000 7,382,812
1.63%, 10/31/2026 (b) 8,000,000 7,470,938
4.63%, 11/15/2026 4,000,000 3,998,125
1.25%, 11/30/2026 2,000,000 1,847,109
4.38%, 12/15/2026 10,000,000 9,942,578
1.25%, 12/31/2026 6,000,000 5,531,016
4.00%, 1/15/2027 8,000,000 7,883,750
2.25%, 2/15/2027 1,200,000 1,131,328
4.13%, 2/15/2027 10,000,000 9,885,156
1.88%, 2/28/2027 2,500,000 2,332,227
2.50%, 3/31/2027 2,500,000 2,369,629
4.50%, 4/15/2027 (b) 5,000,000 4,992,578
2.75%, 4/30/2027 3,500,000 3,334,570
2.38%, 5/15/2027 5,700,000 5,368,242
0.50%, 5/31/2027 1,000,000 891,055
2.63%, 5/31/2027 3,000,000 2,845,078
4.63%, 6/15/2027 3,000,000 3,008,672
0.50%, 6/30/2027 5,000,000 4,442,773
2.75%, 7/31/2027 3,000,000 2,848,594
2.25%, 8/15/2027 5,300,000 4,951,980

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 73
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.50%, 8/31/2027 8,000,000 7,063,438
3.13%, 8/31/2027 3,000,000 2,878,125
4.13%, 9/30/2027 4,000,000 3,954,688
0.50%, 10/31/2027 (b) 3,000,000 2,633,320
4.13%, 10/31/2027 (b) 2,000,000 1,977,578
2.25%, 11/15/2027 5,390,000 5,013,963
0.63%, 11/30/2027 8,500,000 7,472,695
3.88%, 11/30/2027 3,000,000 2,942,930
3.88%, 12/31/2027 4,500,000 4,413,691
0.75%, 1/31/2028 4,000,000 3,512,188
3.50%, 1/31/2028 4,000,000 3,873,906
2.75%, 2/15/2028 8,000,000 7,542,812
1.13%, 2/29/2028 (b) 3,000,000 2,665,195
4.00%, 2/29/2028 2,500,000 2,461,914
1.25%, 3/31/2028 1,500,000 1,335,879
3.63%, 3/31/2028 1,000,000 971,875
1.25%, 4/30/2028 5,000,000 4,442,578
3.50%, 4/30/2028 2,500,000 2,418,164
2.88%, 5/15/2028 7,000,000 6,613,086
1.25%, 5/31/2028 4,000,000 3,546,250
3.63%, 5/31/2028 5,500,000 5,343,379
1.25%, 6/30/2028 4,000,000 3,538,750
4.00%, 6/30/2028 4,200,000 4,136,180
1.00%, 7/31/2028 4,000,000 3,493,906
4.13%, 7/31/2028 3,000,000 2,968,242
2.88%, 8/15/2028 5,500,000 5,182,031
1.13%, 8/31/2028 (b) 4,000,000 3,504,531
4.38%, 8/31/2028 4,000,000 3,995,312
1.25%, 9/30/2028 4,500,000 3,954,375
1.38%, 10/31/2028 7,000,000 6,172,578
4.88%, 10/31/2028 (b) 6,000,000 6,112,031
3.13%, 11/15/2028 5,000,000 4,747,852
1.50%, 11/30/2028 3,000,000 2,654,766
4.38%, 11/30/2028 3,000,000 2,999,531
1.38%, 12/31/2028 5,000,000 4,390,820
3.75%, 12/31/2028 (b) 3,000,000 2,923,359
1.75%, 1/31/2029 (b) 2,000,000 1,783,281
4.00%, 1/31/2029 4,000,000 3,938,438
2.63%, 2/15/2029 7,772,000 7,204,887
1.88%, 2/28/2029 4,000,000 3,581,875
2.38%, 3/31/2029 5,000,000 4,574,023
4.13%, 3/31/2029 3,000,000 2,969,414
2.88%, 4/30/2029 5,000,000 4,675,977
4.63%, 4/30/2029 (b) 6,000,000 6,068,906
2.38%, 5/15/2029 5,700,000 5,205,258
2.75%, 5/31/2029 3,500,000 3,251,445
4.50%, 5/31/2029 4,000,000 4,027,188
4.25%, 6/30/2029 5,000,000 4,979,297
2.63%, 7/31/2029 3,000,000 2,764,336
1.63%, 8/15/2029 3,000,000 2,628,867
3.13%, 8/31/2029 4,000,000 3,772,500
3.88%, 9/30/2029 3,500,000 3,420,020
4.00%, 10/31/2029 2,500,000 2,457,715
1.75%, 11/15/2029 4,000,000 3,513,281
3.88%, 11/30/2029 3,000,000 2,930,156
3.88%, 12/31/2029 3,000,000 2,928,750
3.50%, 1/31/2030 3,000,000 2,872,969
1.50%, 2/15/2030 4,700,000 4,033,922
4.00%, 2/28/2030 3,700,000 3,633,082
3.63%, 3/31/2030 2,800,000 2,695,875
3.50%, 4/30/2030 4,000,000 3,824,375
0.63%, 5/15/2030 7,300,000 5,900,738
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.75%, 5/31/2030 2,500,000 2,420,996
3.75%, 6/30/2030 3,000,000 2,903,906
4.00%, 7/31/2030 3,000,000 2,942,813
0.63%, 8/15/2030 7,000,000 5,609,844
4.13%, 8/31/2030 3,000,000 2,961,797
4.63%, 9/30/2030 2,500,000 2,535,156
4.88%, 10/31/2030 2,000,000 2,056,484
0.88%, 11/15/2030 8,400,000 6,794,484
4.38%, 11/30/2030 3,000,000 3,002,461
3.75%, 12/31/2030 3,000,000 2,898,047
4.00%, 1/31/2031 2,000,000 1,959,766
1.13%, 2/15/2031 9,000,000 7,359,961
4.25%, 2/28/2031 (b) 3,000,000 2,982,305
4.13%, 3/31/2031 4,000,000 3,947,344
4.63%, 4/30/2031 3,000,000 3,048,281
1.63%, 5/15/2031 5,500,000 4,616,133
4.63%, 5/31/2031 3,000,000 3,048,750
4.25%, 6/30/2031 4,000,000 3,977,500
1.25%, 8/15/2031 9,500,000 7,709,844
1.38%, 11/15/2031 7,500,000 6,100,781
1.88%, 2/15/2032 7,100,000 5,960,117
2.88%, 5/15/2032 8,800,000 7,928,594
2.75%, 8/15/2032 (b) 8,200,000 7,297,039
4.13%, 11/15/2032 (b) 7,900,000 7,766,996
3.50%, 2/15/2033 8,700,000 8,154,211
3.38%, 5/15/2033 7,500,000 6,950,684
3.88%, 8/15/2033 9,200,000 8,850,688
4.50%, 11/15/2033 (b) 9,000,000 9,082,969
4.00%, 2/15/2034 (b) 10,000,000 9,706,250
4.38%, 5/15/2034 6,000,000 6,001,875
Total U.S. Treasury Obligations
(cost $1,003,071,210)
916,549,803
Repurchase Agreements 5 .5%
Bank of America NA
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,004,425,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/1/2042 -
7/1/2046; total market
value $10,200,000. (h)(i) 10,000,000 10,000,000
BofA Securities, Inc.
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $2,000,885,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 6.34%, maturing
3/25/2028 - 10/20/2065;
total market value
$2,040,000. (h)(i) 2,000,000 2,000,000

74 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Bond Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $22,009,864,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074;
total market value
$22,440,000. (h)(i) 22,000,000 22,000,000
Cantor Fitzgerald & Co.
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $3,572,598,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$3,642,416. (h)(i) 3,570,996 3,570,996
Citi Global Market, Inc.
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $8,003,540,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 2.25%, maturing
3/31/2026 - 7/31/2028;
total market value
$8,160,002. (h)(i) 8,000,000 8,000,000
MetLife, Inc.
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,004,442,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $10,205,592. (h)(i) 10,000,000 10,000,000
Pershing LLC
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $25,011,105,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $25,500,000. (h)(i) 25,000,000 25,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $37,516,657,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 7.18%, maturing
8/25/2024 - 8/20/2071;
total market value
$38,266,989. (h)(i) 37,500,000 37,500,000
Total Repurchase Agreements
(cost $118,070,996)
118,070,996
Total Investments
(cost $2,460,540,121) — 104.4%
2,242,070,650
Liabilities in excess of other
assets — (4.4)% (94,804,869)
NET ASSETS — 100.0%
$ 2,147,265,781
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of June 30, 2024.
(b) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June 30,
2024 was $334,765,253, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $118,070,996 and by $228,707,826 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.50%, and maturity dates ranging
from 6/30/2024 – 5/15/2054, a total value of $346,778,822.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2024 was
$4,377,314 which represents 0.20% of net assets.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2024.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2024.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $118,070,996.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.

NVIT Bond Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 75
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

76 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks 98.6%
Shares Value ($)
AUSTRALIA 7.5%
Banks 2.0%
ANZ Group Holdings Ltd. 248,604 4,681,291
Commonwealth Bank of
Australia 137,867 11,703,970
National Australia Bank Ltd. 255,559 6,170,215
Westpac Banking Corp. 286,076 5,191,355
27,746,831
Beverages 0.1%
Treasury Wine Estates Ltd. 70,199 582,015
Broadline Retail 0.3%
Wesfarmers Ltd. 93,068 4,030,213
Capital Markets 0.3%
ASX Ltd. 15,894 635,897
Macquarie Group Ltd. 29,980 4,089,235
4,725,132
Chemicals 0.0%
†
Orica Ltd. 42,437 504,550
Commercial Services & Supplies 0.1%
Brambles Ltd. 117,014 1,136,792
Consumer Staples Distribution & Retail 0.3%
Coles Group Ltd. 108,561 1,233,196
Endeavour Group Ltd. 134,422 451,320
Woolworths Group Ltd. 100,888 2,273,384
3,957,900
Diversified REITs 0.1%
GPT Group (The) 163,541 436,576
Mirvac Group 341,991 426,838
Stockland 184,842 514,371
1,377,785
Diversified Telecommunication Services 0.1%
Telstra Group Ltd. 320,678 772,787
Electric Utilities 0.1%
Origin Energy Ltd. 138,118 998,258
Financial Services 0.0%
†
Washington H Soul Pattinson
& Co. Ltd.(a) 18,096 396,009
Gas Utilities 0.0%
†
APA Group(a) 105,236 559,155
Ground Transportation 0.0%
†
Aurizon Holdings Ltd. 157,539 382,455
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 5,250 1,159,361
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.(a) 14,346 451,287
Sonic Healthcare Ltd. 38,580 673,595
1,124,882
Health Care Technology 0.0%
†
Pro Medicus Ltd.(a) 4,763 452,285
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 46,425 1,535,006
Lottery Corp. Ltd. (The) 175,388 590,794
2,125,800
Industrial REITs 0.2%
Goodman Group 141,761 3,267,086
Insurance 0.3%
Insurance Australia Group
Ltd. 203,851 970,381
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance
Medibank Pvt Ltd. 211,996 527,101
QBE Insurance Group Ltd. 124,602 1,445,005
Suncorp Group Ltd. 107,950 1,252,864
4,195,351
Interactive Media & Services 0.1%
CAR Group Ltd. 28,160 659,318
REA Group Ltd.(a) 4,439 579,073
SEEK Ltd. 27,331 387,363
1,625,754
Metals & Mining 2.2%
BHP Group Ltd. 417,717 11,966,096
BlueScope Steel Ltd. 36,808 501,301
Fortescue Ltd. 140,586 2,008,417
Glencore plc 851,130 4,852,960
Mineral Resources Ltd. 14,047 501,647
Northern Star Resources Ltd. 97,532 838,113
Pilbara Minerals Ltd.(a) 224,837 460,326
Rio Tinto Ltd. 30,852 2,448,387
Rio Tinto plc 92,723 6,103,558
South32 Ltd. 373,386 911,213
30,592,018
Office REITs 0.0%
†
Dexus 91,836 397,054
Oil, Gas & Consumable Fuels 0.3%
Ampol Ltd. 19,569 421,037
Santos Ltd. 261,738 1,333,920
Woodside Energy Group Ltd. 156,154 2,940,898
4,695,855
Passenger Airlines 0.0%
†
Qantas Airways Ltd.* 64,507 250,996
Professional Services 0.1%
Computershare Ltd. 45,516 799,558
Retail REITs 0.1%
Scentre Group 437,636 911,204
Vicinity Ltd. 329,354 404,083
1,315,287
Software 0.1%
WiseTech Global Ltd. 13,889 923,247
Trading Companies & Distributors 0.1%
Reece Ltd. 18,060 301,999
Seven Group Holdings Ltd. 16,662 416,841
718,840
Transportation Infrastructure 0.2%
Transurban Group 254,772 2,106,770
102,920,026
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 28,196 1,335,393
Electric Utilities 0.0%
†
Verbund AG 5,866 462,655
Metals & Mining 0.0%
†
voestalpine AG 7,972 214,623
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 11,630 505,801

NVIT International Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
AUSTRIA
Paper & Forest Products 0.1%
Mondi plc 36,443 700,046
3,218,518
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 20,791 1,466,565
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 73,515 4,246,693
Chemicals 0.1%
Syensqo SA 5,971 532,830
Umicore SA(a) 15,707 235,672
768,502
Distributors 0.0%
†
D'ieteren Group 1,911 404,035
Electric Utilities 0.0%
†
Elia Group SA/NV 2,584 241,954
Financial Services 0.1%
Groupe Bruxelles Lambert
NV 4,876 347,439
Groupe Bruxelles Lambert
NV 2,295 163,276
Sofina SA 1,194 272,465
783,180
Food Products 0.0%
†
Lotus Bakeries NV(a) 36 371,067
Industrial REITs 0.0%
†
Warehouses De Pauw CVA 13,861 374,304
Insurance 0.1%
Ageas SA/NV(a) 12,698 580,126
Pharmaceuticals 0.1%
UCB SA(a) 10,359 1,535,178
10,771,604
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 14,711 423,685
BURKINA FASO 0.0%
†
Metals & Mining 0.0%
†
Endeavour Mining plc 13,812 293,291
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 32,412 859,465
CHINA 0.4%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 296,500 915,234
Broadline Retail 0.3%
Prosus NV 117,109 4,148,610
Food Products 0.0%
†
Wilmar International Ltd. 166,794 380,228
Marine Transportation 0.0%
†
SITC International Holdings
Co. Ltd. 118,000 319,599
Common Stocks
Shares Value ($)
CHINA
Real Estate Management & Development 0.0%
†
Wharf Holdings Ltd. (The) 92,708 260,614
6,024,285
DENMARK 3.9%
Air Freight & Logistics 0.2%
DSV A/S 14,123 2,161,180
Banks 0.1%
Danske Bank A/S 58,046 1,728,104
Beverages 0.1%
Carlsberg A/S, Class B 8,109 970,448
Biotechnology 0.1%
Genmab A/S* 5,566 1,395,835
Building Products 0.0%
†
ROCKWOOL A/S, Class B 699 283,297
Chemicals 0.1%
Novonesis (Novozymes) B,
Class B 30,686 1,876,217
Electric Utilities 0.1%
Orsted A/S Reg. S*(b) 16,268 861,172
Electrical Equipment 0.1%
Vestas Wind Systems A/S* 83,463 1,926,103
Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B 10,193 1,224,140
Demant A/S* 7,552 326,401
1,550,541
Insurance 0.0%
†
Tryg A/S 29,442 643,192
Marine Transportation 0.1%
AP Moller - Maersk A/S,
Class A 234 396,591
AP Moller - Maersk A/S,
Class B 349 605,809
1,002,400
Pharmaceuticals 2.8%
Novo Nordisk A/S, Class B 268,788 38,398,023
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 6,858 1,030,284
53,826,796
FINLAND 1.0%
Banks 0.2%
Nordea Bank Abp 261,806 3,107,720
Communications Equipment 0.1%
Nokia OYJ 430,784 1,638,933
Consumer Staples Distribution & Retail 0.0%
†
Kesko OYJ, Class B 23,790 416,698
Diversified Telecommunication Services 0.0%
†
Elisa OYJ 11,336 519,758
Electric Utilities 0.1%
Fortum OYJ(a) 38,811 566,271
Insurance 0.1%
Sampo OYJ, Class A 37,257 1,599,485
Machinery 0.2%
Kone OYJ, Class B 27,986 1,382,834

78 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
FINLAND
Machinery
Metso Oyj(a) 50,687 537,670
Wartsila OYJ Abp 40,478 778,940
2,699,444
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ(a) 34,980 620,337
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R(a) 49,510 677,028
UPM-Kymmene OYJ 44,658 1,557,094
2,234,122
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 8,849 377,689
13,780,457
FRANCE 9.3%
Aerospace & Defense 1.0%
Airbus SE 48,928 6,746,466
Dassault Aviation SA 1,795 325,272
Safran SA 28,154 5,923,199
Thales SA 7,639 1,227,467
14,222,404
Automobile Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 55,888 2,156,434
Automobiles 0.1%
Renault SA 15,306 780,659
Banks 0.6%
BNP Paribas SA 85,234 5,461,790
Credit Agricole SA 88,371 1,201,617
Societe Generale SA 57,989 1,353,961
8,017,368
Beverages 0.2%
Pernod Ricard SA 16,904 2,300,418
Remy Cointreau SA 1,823 152,705
2,453,123
Building Products 0.2%
Cie de Saint-Gobain SA 37,560 2,908,684
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 4,809 308,582
Chemicals 0.6%
Air Liquide SA 47,547 8,185,786
Arkema SA 5,154 445,611
8,631,397
Construction & Engineering 0.4%
Bouygues SA 16,354 523,718
Eiffage SA 5,820 537,327
Vinci SA 41,006 4,313,616
5,374,661
Consumer Staples Distribution & Retail 0.0%
†
Carrefour SA 47,995 678,179
Diversified REITs 0.0%
†
Covivio SA 4,146 197,788
Diversified Telecommunication Services 0.1%
Orange SA 152,364 1,525,709
Electrical Equipment 0.2%
Legrand SA 21,809 2,173,337
Common Stocks
Shares Value ($)
FRANCE
Entertainment 0.0%
†
Bollore SE 61,454 359,618
Financial Services 0.1%
Edenred SE 20,976 885,064
Eurazeo SE 4,156 332,599
1,217,663
Food Products 0.2%
Danone SA 53,250 3,249,851
Health Care Equipment & Supplies 0.4%
BioMerieux 3,455 326,871
EssilorLuxottica SA 24,377 5,238,253
5,565,124
Hotels, Restaurants & Leisure 0.1%
Accor SA 15,849 653,444
La Francaise des Jeux
SAEM Reg. S(b) 7,808 265,068
Sodexo SA 7,384 665,379
1,583,891
Household Durables 0.0%
†
SEB SA 1,982 202,085
Insurance 0.4%
AXA SA 148,793 4,899,355
IT Services 0.2%
Capgemini SE 12,976 2,570,174
Life Sciences Tools & Services 0.0%
†
Sartorius Stedim Biotech 2,500 408,485
Machinery 0.0%
†
Alstom SA(a) 29,997 503,436
Media 0.2%
Publicis Groupe SA 18,928 2,006,242
Vivendi SE 56,554 592,575
2,598,817
Multi-Utilities 0.3%
Engie SA 148,033 2,108,428
Veolia Environnement SA 56,303 1,690,465
3,798,893
Office REITs 0.0%
†
Gecina SA 3,462 319,657
Oil, Gas & Consumable Fuels 0.9%
TotalEnergies SE 176,941 11,792,949
Personal Care Products 0.6%
L'Oreal SA 19,820 8,715,130
Pharmaceuticals 0.0%
†
Ipsen SA 3,391 415,049
Professional Services 0.1%
Bureau Veritas SA 26,338 726,984
Teleperformance SE 4,446 466,347
1,193,331
Retail REITs 0.1%
Klepierre SA 18,139 486,043
Unibail-Rodamco-Westfield 10,109 798,065
1,284,108
Software 0.1%
Dassault Systemes SE 55,461 2,087,796
Textiles, Apparel & Luxury Goods 1.9%
Hermes International SCA 2,601 5,986,732
Kering SA 6,070 2,206,679

NVIT International Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
FRANCE
Textiles, Apparel & Luxury Goods
LVMH Moet Hennessy Louis
Vuitton SE 22,715 17,444,006
25,637,417
Trading Companies & Distributors 0.0%
†
Rexel SA 19,312 496,833
Transportation Infrastructure 0.1%
Aeroports de Paris SA 2,745 335,417
Getlink SE 24,990 412,758
748,175
129,076,162
GERMANY 8.4%
Aerospace & Defense 0.2%
MTU Aero Engines AG 4,379 1,119,608
Rheinmetall AG 3,604 1,833,366
2,952,974
Air Freight & Logistics 0.2%
Deutsche Post AG 81,534 3,298,980
Automobile Components 0.0%
†
Continental AG(a) 8,710 493,324
Automobiles 0.8%
Bayerische Motoren Werke
AG 26,476 2,504,941
Bayerische Motoren Werke
AG (Preference) 5,025 443,293
Dr Ing hc F Porsche AG
(Preference)(a)(b) 9,233 686,434
Mercedes-Benz Group AG 66,329 4,583,591
Porsche Automobil Holding
SE (Preference) 12,660 572,268
Volkswagen AG 2,526 303,078
Volkswagen AG (Preference) 17,035 1,922,031
11,015,636
Banks 0.1%
Commerzbank AG 86,228 1,309,728
Capital Markets 0.4%
Deutsche Bank AG
(Registered) 156,547 2,497,261
Deutsche Boerse AG 15,646 3,198,268
5,695,529
Chemicals 0.5%
BASF SE 73,210 3,537,552
Covestro AG Reg. S*(b) 15,931 933,823
Evonik Industries AG 19,951 406,980
Symrise AG, Class A 10,683 1,307,768
6,186,123
Construction Materials 0.1%
Heidelberg Materials AG 11,323 1,173,327
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 266,973 6,715,937
Electrical Equipment 0.1%
Siemens Energy AG* 49,711 1,293,962
Entertainment 0.0%
†
CTS Eventim AG & Co.
KGaA 5,174 431,843
Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG 3,159 222,129
Common Stocks
Shares Value ($)
GERMANY
Health Care Equipment & Supplies
Siemens Healthineers AG
Reg. S(b) 22,948 1,321,925
1,544,054
Health Care Providers & Services 0.1%
Fresenius Medical Care AG 16,382 626,493
Fresenius SE & Co. KGaA* 33,667 1,005,584
1,632,077
Household Products 0.1%
Henkel AG & Co. KGaA 8,251 649,316
Henkel AG & Co. KGaA
(Preference) 13,947 1,242,872
1,892,188
Independent Power and Renewable Electricity Producers
0.1%
RWE AG 52,060 1,780,994
Industrial Conglomerates 0.9%
Siemens AG (Registered) 62,600 11,642,915
Insurance 1.2%
Allianz SE (Registered) 32,265 8,964,645
Hannover Rueck SE 4,961 1,257,152
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 11,281 5,640,891
Talanx AG 5,699 455,025
16,317,713
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 5,801 442,316
IT Services 0.0%
†
Bechtle AG 6,759 318,058
Life Sciences Tools & Services 0.0%
†
Sartorius AG (Preference)(a) 2,215 519,129
Machinery 0.2%
Daimler Truck Holding AG 43,681 1,737,831
GEA Group AG 13,311 553,475
Knorr-Bremse AG 5,864 447,808
Rational AG(a) 404 336,761
3,075,875
Multi-Utilities 0.2%
E.ON SE 186,010 2,437,718
Passenger Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)(a) 50,076 306,237
Personal Care Products 0.1%
Beiersdorf AG(a) 8,294 1,211,773
Pharmaceuticals 0.3%
Bayer AG (Registered) 80,294 2,270,630
Merck KGaA 10,737 1,779,173
4,049,803
Real Estate Management & Development 0.2%
LEG Immobilien SE 6,075 496,059
Vonovia SE 58,987 1,674,283
2,170,342
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 107,097 3,934,449
Software 1.3%
Nemetschek SE 4,770 469,077

80 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Software
SAP SE 86,012 17,463,433
17,932,510
Specialty Retail 0.0%
†
Zalando SE Reg. S*(b) 19,231 449,552
Textiles, Apparel & Luxury Goods 0.3%
adidas AG 13,426 3,204,284
Puma SE 9,260 425,581
3,629,865
Trading Companies & Distributors 0.1%
Brenntag SE 10,753 724,614
116,579,545
HONG KONG 1.6%
Banks 0.1%
Hang Seng Bank Ltd. 61,100 781,735
Capital Markets 0.3%
Futu Holdings Ltd., ADR* 5,070 332,617
Hong Kong Exchanges &
Clearing Ltd. 99,200 3,160,697
3,493,314
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 296,220 332,195
Electric Utilities 0.1%
CK Infrastructure Holdings
Ltd. 47,500 268,173
CLP Holdings Ltd. 133,500 1,079,579
Power Assets Holdings Ltd. 111,000 597,543
1,945,295
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 703,545 462,870
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 940,266 714,909
Ground Transportation 0.0%
†
MTR Corp. Ltd. 137,500 433,785
Industrial Conglomerates 0.0%
†
Jardine Matheson Holdings
Ltd. 11,900 422,450
Jardine Matheson Holdings
Ltd. 600 21,206
443,656
Insurance 0.6%
AIA Group Ltd. 925,000 6,272,378
Prudential plc 225,893 2,049,282
8,321,660
Machinery 0.1%
Techtronic Industries Co. Ltd. 115,500 1,318,868
Real Estate Management & Development 0.2%
CK Asset Holdings Ltd. 156,516 585,912
Henderson Land
Development Co. Ltd. 110,775 296,247
Hongkong Land Holdings
Ltd. 95,100 289,104
Hongkong Land Holdings
Ltd. 100 323
Sino Land Co. Ltd. 293,000 302,013
Sun Hung Kai Properties Ltd. 118,000 1,020,196
Swire Pacific Ltd., Class A 38,000 335,879
Common Stocks
Shares Value ($)
HONG KONG
Real Estate Management & Development
Swire Properties Ltd. 110,800 176,428
Wharf Real Estate
Investment Co. Ltd. 138,500 366,032
3,372,134
Retail REITs 0.1%
Link REIT 214,540 833,459
22,453,880
IRELAND 0.5%
Banks 0.1%
AIB Group plc 141,152 743,673
Bank of Ireland Group plc 84,383 879,074
1,622,747
Building Products 0.1%
Kingspan Group plc 12,444 1,054,325
Containers & Packaging 0.1%
Smurfit Kappa Group plc 22,206 987,217
Food Products 0.1%
Kerry Group plc, Class A 13,194 1,067,794
Trading Companies & Distributors 0.1%
AerCap Holdings NV 16,636 1,550,475
6,282,558
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 2,289 399,123
Banks 0.2%
Bank Hapoalim BM 101,765 898,443
Bank Leumi Le-Israel BM 125,722 1,023,954
Israel Discount Bank Ltd.,
Class A 108,494 541,155
Mizrahi Tefahot Bank Ltd. 13,283 449,559
2,913,111
Broadline Retail 0.0%
†
Global-e Online Ltd.* 7,886 286,025
Chemicals 0.0%
†
ICL Group Ltd. 56,548 244,004
IT Services 0.1%
Wix.com Ltd.* 4,276 680,183
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 90,684 1,473,615
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 3,509 205,462
Software 0.2%
Check Point Software
Technologies Ltd.*(a) 7,599 1,253,835
Nice Ltd.* 5,242 904,553
2,158,388
8,359,911
ITALY 2.4%
Aerospace & Defense 0.1%
Leonardo SpA 24,207 564,240
Automobiles 0.3%
Ferrari NV 10,370 4,239,857

NVIT International Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
ITALY
Banks 0.8%
Banco BPM SpA 106,798 690,869
FinecoBank Banca Fineco
SpA 51,063 760,934
Intesa Sanpaolo SpA 1,214,932 4,536,455
Mediobanca Banca di
Credito Finanziario SpA(a) 41,919 616,970
UniCredit SpA 124,678 4,645,555
11,250,783
Beverages 0.1%
Coca-Cola HBC AG 18,455 627,096
Davide Campari-Milano
NV(a) 52,713 496,965
1,124,061
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 27,811 290,870
Telecom Italia SpA*(a) 974,463 233,775
524,645
Electric Utilities 0.4%
Enel SpA 672,918 4,693,946
Terna - Rete Elettrica
Nazionale 120,938 934,683
5,628,629
Electrical Equipment 0.1%
Prysmian SpA 21,847 1,345,969
Financial Services 0.0%
†
Nexi SpA Reg. S*(a)(b) 48,821 297,541
Gas Utilities 0.1%
Snam SpA(a) 171,556 757,549
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 1,793 178,136
Health Care Providers & Services 0.0%
†
Amplifon SpA 11,235 398,526
Insurance 0.2%
Assicurazioni Generali SpA 83,239 2,070,120
Poste Italiane SpA Reg. S(a)
(b) 38,198 487,894
2,558,014
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 175,102 2,696,600
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 8,398 439,144
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 18,230 1,116,421
33,120,115
JAPAN 22.5%
Air Freight & Logistics 0.1%
Nippon Express Holdings,
Inc.(a) 6,300 290,475
SG Holdings Co. Ltd. 27,300 251,186
Yamato Holdings Co. Ltd. 18,300 200,908
742,569
Automobile Components 0.4%
Aisin Corp. 12,200 396,821
Bridgestone Corp.(a) 46,900 1,848,508
Denso Corp. 156,100 2,436,259
Common Stocks
Shares Value ($)
JAPAN
Automobile Components
Koito Manufacturing Co. Ltd. 17,200 237,492
Sumitomo Electric Industries
Ltd. 59,400 927,987
5,847,067
Automobiles 1.9%
Honda Motor Co. Ltd. 370,800 3,988,952
Isuzu Motors Ltd. 46,400 616,581
Mazda Motor Corp. 48,180 468,224
Nissan Motor Co. Ltd. 191,700 653,764
Subaru Corp. 49,400 1,052,214
Suzuki Motor Corp. 128,500 1,487,159
Toyota Motor Corp. 873,470 17,983,259
Yamaha Motor Co. Ltd.(a) 70,900 659,223
26,909,376
Banks 1.9%
Chiba Bank Ltd. (The) 40,400 360,809
Concordia Financial Group
Ltd. 85,000 500,039
Japan Post Bank Co. Ltd. 121,500 1,150,195
Mitsubishi UFJ Financial
Group, Inc. 914,567 9,867,182
Mizuho Financial Group, Inc. 196,851 4,122,131
Resona Holdings, Inc. 172,100 1,142,754
Shizuoka Financial Group,
Inc. 35,100 338,021
Sumitomo Mitsui Financial
Group, Inc. 103,053 6,893,143
Sumitomo Mitsui Trust
Holdings, Inc. 54,380 1,241,999
25,616,273
Beverages 0.2%
Asahi Group Holdings Ltd.(a) 40,000 1,412,914
Kirin Holdings Co. Ltd.(a) 63,500 819,102
Suntory Beverage & Food
Ltd.(a) 11,700 415,330
2,647,346
Broadline Retail 0.1%
Pan Pacific International
Holdings Corp. 30,700 720,350
Rakuten Group, Inc.* 121,000 620,854
1,341,204
Building Products 0.3%
AGC, Inc.(a) 17,000 551,233
Daikin Industries Ltd. 21,700 2,997,691
TOTO Ltd. 11,600 274,228
3,823,152
Capital Markets 0.3%
Daiwa Securities Group, Inc. 107,400 823,809
Japan Exchange Group, Inc. 42,000 984,575
Nomura Holdings, Inc. 252,400 1,456,349
SBI Holdings, Inc. 23,290 591,404
3,856,137
Chemicals 0.7%
Asahi Kasei Corp. 104,100 666,526
Mitsubishi Chemical Group
Corp. 115,600 643,897
Mitsui Chemicals, Inc. 15,000 414,899
Nippon Paint Holdings Co.
Ltd.(a) 77,500 506,441
Nippon Sanso Holdings
Corp. 13,400 398,675

82 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Nissan Chemical Corp.(a) 11,100 350,813
Nitto Denko Corp. 12,000 951,309
Shin-Etsu Chemical Co. Ltd. 149,400 5,811,088
Toray Industries, Inc. 110,200 520,438
10,264,086
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 16,900 571,159
Secom Co. Ltd. 17,300 1,025,141
TOPPAN Holdings, Inc. 18,500 512,066
2,108,366
Construction & Engineering 0.1%
Kajima Corp. 36,100 626,506
Obayashi Corp. 53,900 643,342
Taisei Corp. 13,900 515,211
1,785,059
Consumer Staples Distribution & Retail 0.3%
Aeon Co. Ltd. 54,500 1,166,784
Kobe Bussan Co. Ltd.(a) 12,200 271,477
MatsukiyoCocokara & Co. 28,800 414,663
Seven & i Holdings Co. Ltd. 183,000 2,228,848
4,081,772
Diversified REITs 0.0%
†
Nomura Real Estate Master
Fund, Inc. 345 306,216
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 2,503,700 2,366,360
Electric Utilities 0.2%
Chubu Electric Power Co.,
Inc. 51,400 609,168
Kansai Electric Power Co.,
Inc. (The) 57,000 960,057
Tokyo Electric Power Co.
Holdings, Inc.* 130,200 696,907
2,266,132
Electrical Equipment 0.3%
Fuji Electric Co. Ltd. 10,700 612,456
Mitsubishi Electric Corp. 160,900 2,572,125
Nidec Corp. 34,900 1,577,443
4,762,024
Electronic Equipment, Instruments & Components 1.1%
Hamamatsu Photonics KK 12,300 331,760
Ibiden Co. Ltd. 9,400 385,360
Keyence Corp. 15,944 7,034,100
Kyocera Corp. 104,900 1,206,121
Murata Manufacturing Co.
Ltd. 140,700 2,920,492
Omron Corp. 13,500 465,959
Shimadzu Corp. 18,400 462,002
TDK Corp. 31,600 1,931,090
Yokogawa Electric Corp. 18,700 454,581
15,191,465
Entertainment 0.5%
Capcom Co. Ltd. 30,200 571,189
Konami Group Corp. 8,000 579,983
Nexon Co. Ltd.(a) 25,900 481,020
Nintendo Co. Ltd. 85,600 4,573,689
Toho Co. Ltd. 9,100 266,414
6,472,295
Common Stocks
Shares Value ($)
JAPAN
Financial Services 0.2%
Mitsubishi HC Capital, Inc. 70,200 464,594
ORIX Corp. 96,100 2,132,012
2,596,606
Food Products 0.2%
Ajinomoto Co., Inc. 38,300 1,348,116
Kikkoman Corp. 58,500 680,449
MEIJI Holdings Co. Ltd. 19,360 417,429
Nissin Foods Holdings Co.
Ltd. 17,400 441,442
Yakult Honsha Co. Ltd. 19,700 352,266
3,239,702
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 29,900 660,120
Tokyo Gas Co. Ltd. 28,800 614,455
1,274,575
Ground Transportation 0.4%
Central Japan Railway Co. 63,100 1,362,100
East Japan Railway Co. 73,828 1,224,385
Hankyu Hanshin Holdings,
Inc. 17,500 464,741
Keisei Electric Railway Co.
Ltd. 11,000 354,560
Kintetsu Group Holdings Co.
Ltd.(a) 14,500 315,606
Tokyu Corp. 41,500 456,960
West Japan Railway Co. 36,400 678,448
4,856,800
Health Care Equipment & Supplies 0.5%
Hoya Corp. 28,900 3,381,522
Olympus Corp. 96,700 1,555,700
Sysmex Corp. 43,200 694,068
Terumo Corp. 109,600 1,819,605
7,450,895
Health Care Technology 0.0%
†
M3, Inc. 37,800 362,973
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd.(a) 6,426 253,284
Oriental Land Co. Ltd. 89,300 2,490,801
Zensho Holdings Co. Ltd.(a) 8,100 310,584
3,054,669
Household Durables 0.9%
Panasonic Holdings Corp. 193,300 1,588,141
Sekisui Chemical Co. Ltd. 31,200 433,124
Sekisui House Ltd. 50,200 1,115,209
Sony Group Corp. 102,800 8,735,119
11,871,593
Household Products 0.1%
Unicharm Corp. 33,900 1,086,098
Industrial Conglomerates 0.6%
Hikari Tsushin, Inc. 1,500 278,797
Hitachi Ltd. 385,000 8,678,465
8,957,262
Industrial REITs 0.0%
†
Nippon Prologis REIT, Inc. 202 314,871
Insurance 1.1%
Dai-ichi Life Holdings, Inc. 73,700 1,978,712
Japan Post Holdings Co. Ltd. 172,800 1,717,475
Japan Post Insurance Co.
Ltd. 15,200 295,887

NVIT International Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
JAPAN
Insurance
MS&AD Insurance Group
Holdings, Inc. 107,223 2,395,053
Sompo Holdings, Inc. 73,850 1,577,958
T&D Holdings, Inc. 40,800 715,176
Tokio Marine Holdings, Inc. 155,800 5,848,046
14,528,307
Interactive Media & Services 0.0%
†
LY Corp. 233,600 562,762
IT Services 0.5%
Fujitsu Ltd. 144,700 2,273,508
NEC Corp. 19,800 1,619,055
Nomura Research Institute
Ltd. 32,415 915,091
NTT Data Group Corp. 52,800 779,770
Obic Co. Ltd. 5,300 684,438
Otsuka Corp. 18,800 362,509
SCSK Corp. 12,600 251,031
TIS, Inc. 16,300 315,267
7,200,669
Leisure Products 0.1%
Bandai Namco Holdings, Inc. 48,800 957,193
Shimano, Inc. 6,200 960,675
1,917,868
Machinery 1.0%
Daifuku Co. Ltd. 25,700 483,850
FANUC Corp. 79,300 2,176,513
Hitachi Construction
Machinery Co. Ltd. 7,900 212,865
Hoshizaki Corp. 9,400 299,005
Komatsu Ltd. 76,200 2,217,570
Kubota Corp.(a) 81,300 1,142,303
Makita Corp. 18,900 516,131
MINEBEA MITSUMI, Inc. 27,900 575,381
Mitsubishi Heavy Industries
Ltd. 262,500 2,830,467
SMC Corp. 4,600 2,196,236
Toyota Industries Corp. 12,300 1,041,257
Yaskawa Electric Corp. 19,900 720,485
14,412,063
Marine Transportation 0.2%
Kawasaki Kisen Kaisha Ltd.
(a) 32,700 476,937
Mitsui OSK Lines Ltd.(a) 28,700 861,207
Nippon Yusen KK(a) 38,800 1,127,814
2,465,958
Media 0.0%
†
Dentsu Group, Inc.(a) 17,001 429,052
Metals & Mining 0.2%
JFE Holdings, Inc. 45,300 653,270
Nippon Steel Corp. 71,844 1,513,698
Sumitomo Metal Mining Co.
Ltd. 19,800 611,418
2,778,386
Office REITs 0.1%
Japan Real Estate
Investment Corp. 108 341,009
Nippon Building Fund, Inc. 135 472,487
813,496
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 238,139 1,228,165
Common Stocks
Shares Value ($)
JAPAN
Oil, Gas & Consumable Fuels
Idemitsu Kosan Co. Ltd. 75,180 488,304
Inpex Corp.(a) 76,000 1,122,290
2,838,759
Passenger Airlines 0.0%
†
ANA Holdings, Inc. 13,200 243,625
Japan Airlines Co. Ltd. 12,186 192,227
435,852
Personal Care Products 0.2%
Kao Corp.(a) 37,700 1,531,818
Shiseido Co. Ltd. 32,200 916,386
2,448,204
Pharmaceuticals 1.2%
Astellas Pharma, Inc. 145,800 1,441,946
Chugai Pharmaceutical Co.
Ltd.(a) 54,600 1,949,046
Daiichi Sankyo Co. Ltd. 151,500 5,292,444
Eisai Co. Ltd. 21,500 882,794
Kyowa Kirin Co. Ltd.(a) 23,300 398,352
Ono Pharmaceutical Co. Ltd. 28,800 393,250
Otsuka Holdings Co. Ltd. 34,700 1,463,248
Shionogi & Co. Ltd. 21,000 821,373
Takeda Pharmaceutical Co.
Ltd. 129,249 3,352,547
15,995,000
Professional Services 0.5%
Recruit Holdings Co. Ltd. 121,900 6,560,507
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 4,700 485,014
Daiwa House Industry Co.
Ltd. 45,600 1,158,261
Hulic Co. Ltd.(a) 30,600 271,608
Mitsubishi Estate Co. Ltd. 95,100 1,498,103
Mitsui Fudosan Co. Ltd. 219,700 2,020,843
Nomura Real Estate
Holdings, Inc. 10,500 264,025
Sumitomo Realty &
Development Co. Ltd. 22,600 667,483
6,365,337
Semiconductors & Semiconductor Equipment 1.4%
Advantest Corp. 63,000 2,549,944
Disco Corp. 7,600 2,912,129
Lasertec Corp.(a) 6,600 1,491,166
Renesas Electronics Corp. 124,600 2,352,576
Rohm Co. Ltd.(a) 26,700 357,801
SCREEN Holdings Co. Ltd. 7,000 637,642
SUMCO Corp.(a) 29,300 425,546
Tokyo Electron Ltd. 38,800 8,520,368
19,247,172
Software 0.0%
†
Oracle Corp. Japan 3,100 214,468
Trend Micro, Inc. 10,000 405,909
620,377
Specialty Retail 0.3%
Fast Retailing Co. Ltd. 14,200 3,602,451
Nitori Holdings Co. Ltd. 6,700 708,746
ZOZO, Inc.(a) 12,300 308,573
4,619,770
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 18,700 330,801

84 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Technology Hardware, Storage & Peripherals
Canon, Inc.(a) 81,500 2,214,536
FUJIFILM Holdings Corp. 91,700 2,155,866
Ricoh Co. Ltd. 43,000 369,369
Seiko Epson Corp. 23,300 361,600
5,432,172
Textiles, Apparel & Luxury Goods 0.1%
Asics Corp. 53,600 824,795
Tobacco 0.2%
Japan Tobacco, Inc.(a) 99,500 2,693,658
Trading Companies & Distributors 1.5%
ITOCHU Corp.(a) 98,200 4,818,439
Marubeni Corp. 118,000 2,204,202
Mitsubishi Corp. 274,100 5,391,156
Mitsui & Co. Ltd. 214,400 4,890,815
MonotaRO Co. Ltd.(a) 23,200 273,250
Sumitomo Corp. 85,700 2,152,178
Toyota Tsusho Corp. 53,700 1,051,557
20,781,597
Wireless Telecommunication Services 0.8%
KDDI Corp. 122,100 3,235,679
SoftBank Corp. 235,500 2,881,608
SoftBank Group Corp. 84,900 5,535,061
11,652,348
311,077,052
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 13,161 313,646
LUXEMBOURG 0.1%
Life Sciences Tools & Services 0.0%
†
Eurofins Scientific SE(a) 11,096 551,657
Metals & Mining 0.1%
ArcelorMittal SA(a) 38,749 883,410
1,435,067
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd. 177,000 824,465
Sands China Ltd.*(a) 193,900 403,963
1,228,428
NETHERLANDS 4.9%
Banks 0.4%
ABN AMRO Bank NV, CVA
Reg. S(b) 37,239 610,339
ING Groep NV 271,549 4,652,904
5,263,243
Beverages 0.2%
Heineken Holding NV 10,409 819,328
Heineken NV 23,757 2,293,121
3,112,449
Biotechnology 0.2%
Argenx SE* 4,945 2,137,623
Capital Markets 0.0%
†
Euronext NV Reg. S(b) 6,758 623,888
Chemicals 0.1%
Akzo Nobel NV 14,006 851,594
OCI NV 7,381 180,137
1,031,731
Common Stocks
Shares Value ($)
NETHERLANDS
Consumer Staples Distribution & Retail 0.2%
Koninklijke Ahold Delhaize
NV 76,635 2,261,928
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 327,334 1,254,408
Entertainment 0.1%
Universal Music Group NV 66,728 1,978,038
Financial Services 0.2%
Adyen NV Reg. S*(b) 1,770 2,110,286
EXOR NV 8,246 859,411
2,969,697
Food Products 0.0%
†
JDE Peet's NV 10,484 208,726
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV* 67,593 1,699,709
Insurance 0.2%
Aegon Ltd. 112,438 694,186
ASR Nederland NV 12,579 599,321
NN Group NV 22,036 1,024,997
2,318,504
Professional Services 0.3%
Randstad NV 9,330 422,519
Wolters Kluwer NV 20,639 3,411,855
3,834,374
Semiconductors & Semiconductor Equipment 2.7%
ASM International NV 3,890 2,963,007
ASML Holding NV 32,913 33,956,249
BE Semiconductor Industries
NV 6,198 1,035,559
37,954,815
Trading Companies & Distributors 0.1%
IMCD NV 4,716 652,856
67,301,989
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 161,178 408,436
Electric Utilities 0.0%
†
Mercury NZ Ltd. 61,413 246,179
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 47,876 877,089
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 106,098 406,525
Software 0.1%
Xero Ltd.* 12,159 1,101,100
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd. 109,506 508,886
3,548,215
NORWAY 0.6%
Aerospace & Defense 0.1%
Kongsberg Gruppen ASA 7,983 650,280
Banks 0.1%
DNB Bank ASA 70,091 1,376,338

NVIT International Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
NORWAY
Diversified Telecommunication Services 0.0%
†
Telenor ASA 48,719 554,688
Food Products 0.1%
Mowi ASA 36,784 610,848
Orkla ASA 54,266 439,460
Salmar ASA 5,395 283,096
1,333,404
Insurance 0.0%
†
Gjensidige Forsikring ASA 15,461 276,272
Metals & Mining 0.1%
Norsk Hydro ASA 112,142 698,059
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA 26,204 667,837
Equinor ASA 73,709 2,106,065
2,773,902
7,662,943
POLAND 0.0%
†
Air Freight & Logistics 0.0%
†
InPost SA* 16,585 291,017
PORTUGAL 0.2%
Consumer Staples Distribution & Retail 0.0%
†
Jeronimo Martins SGPS SA 24,718 482,688
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 259,329 971,603
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA 39,391 832,219
2,286,510
SINGAPORE 1.5%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 128,000 408,751
Banks 0.7%
DBS Group Holdings Ltd. 165,500 4,361,037
Oversea-Chinese Banking
Corp. Ltd. 276,400 2,939,578
United Overseas Bank Ltd. 104,600 2,415,381
9,715,996
Capital Markets 0.0%
†
Singapore Exchange Ltd. 74,100 518,062
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 663,350 1,341,571
Entertainment 0.2%
Sea Ltd., ADR* 30,286 2,163,026
Ground Transportation 0.1%
Grab Holdings Ltd., Class A* 174,335 618,889
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 509,396 324,213
Industrial Conglomerates 0.0%
†
Keppel Ltd. 118,000 561,582
Industrial REITs 0.0%
†
CapitaLand Ascendas REIT 296,407 559,207
Multi-Utilities 0.0%
†
Sembcorp Industries Ltd. 78,000 275,789
Common Stocks
Shares Value ($)
SINGAPORE
Passenger Airlines 0.1%
Singapore Airlines Ltd. 116,014 588,956
Real Estate Management & Development 0.0%
†
CapitaLand Investment Ltd. 230,697 452,198
Retail REITs 0.1%
CapitaLand Integrated
Commercial Trust 426,070 619,841
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 55,125 2,149,658
20,297,739
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American plc 104,295 3,280,543
SOUTH KOREA 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
Delivery Hero SE Reg. S*(a)
(b) 16,772 397,132
SPAIN 2.5%
Banks 1.0%
Banco Bilbao Vizcaya
Argentaria SA 479,440 4,783,044
Banco de Sabadell SA 450,829 870,808
Banco Santander SA 1,307,379 6,059,512
CaixaBank SA 307,117 1,625,291
13,338,655
Biotechnology 0.0%
†
Grifols SA* 26,811 224,376
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 16,226 699,417
Diversified Telecommunication Services 0.2%
Cellnex Telecom SA Reg.
S(b) 41,008 1,330,885
Telefonica SA 380,044 1,609,874
2,940,759
Electric Utilities 0.5%
Acciona SA(a) 1,762 209,008
Endesa SA(a) 24,693 463,662
Iberdrola SA 479,373 6,218,664
Redeia Corp. SA(a) 32,057 559,737
7,451,071
Hotels, Restaurants & Leisure 0.2%
Amadeus IT Group SA 37,478 2,493,997
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA(a) 27,414 383,065
Oil, Gas & Consumable Fuels 0.1%
Repsol SA(a) 101,984 1,607,482
Specialty Retail 0.3%
Industria de Diseno Textil SA 89,621 4,428,853
Transportation Infrastructure 0.1%
Aena SME SA Reg. S(b) 6,103 1,230,957
34,798,632

86 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWEDEN 3.2%
Aerospace & Defense 0.1%
Saab AB, Class B 25,856 621,317
Automobiles 0.0%
†
Volvo Car AB, Class B*(a) 52,647 163,342
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A(a) 131,379 1,946,088
Svenska Handelsbanken AB,
Class A 116,373 1,108,534
Swedbank AB, Class A 71,208 1,469,105
4,523,727
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 14,815 395,605
Building Products 0.2%
Assa Abloy AB, Class B 81,736 2,316,405
Nibe Industrier AB, Class
B(a) 123,952 522,522
2,838,927
Capital Markets 0.1%
EQT AB(a) 29,911 877,461
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B(a) 39,607 391,799
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson, Class B 225,320 1,398,762
Construction & Engineering 0.0%
†
Skanska AB, Class B(a) 29,468 531,716
Diversified Telecommunication Services 0.0%
†
Telia Co. AB 204,156 546,764
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B 173,048 1,942,508
Financial Services 0.4%
Industrivarden AB, Class A(a) 10,309 349,603
Industrivarden AB, Class
C(a) 12,230 413,878
Investor AB, Class B 143,163 3,930,088
L E Lundbergforetagen AB,
Class B(a) 5,964 293,696
4,987,265
Health Care Equipment & Supplies 0.0%
†
Getinge AB, Class B 17,992 305,470
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 15,563 1,621,803
Household Products 0.1%
Essity AB, Class B 49,205 1,257,800
Industrial Conglomerates 0.1%
Investment AB Latour, Class
B(a) 10,755 291,466
Lifco AB, Class B 19,835 546,100
837,566
Machinery 1.2%
Alfa Laval AB 24,213 1,055,764
Atlas Copco AB, Class A 219,760 4,141,664
Atlas Copco AB, Class B 126,632 2,050,911
Epiroc AB, Class A(a) 54,010 1,077,018
Epiroc AB, Class B 33,984 620,309
Common Stocks
Shares Value ($)
SWEDEN
Machinery
Husqvarna AB, Class B(a) 28,391 227,024
Indutrade AB 23,089 588,169
Sandvik AB 87,166 1,752,182
SKF AB, Class B 29,532 589,277
Trelleborg AB, Class B 17,853 691,684
Volvo AB, Class A 16,247 424,872
Volvo AB, Class B 131,721 3,379,144
16,598,018
Metals & Mining 0.1%
Boliden AB 22,578 719,202
Paper & Forest Products 0.1%
Holmen AB, Class B(a) 6,610 260,403
Svenska Cellulosa AB SCA,
Class B(a) 49,097 726,094
986,497
Real Estate Management & Development 0.1%
Fastighets AB Balder, Class
B*(a) 52,175 358,767
Sagax AB, Class B(a) 18,146 465,590
824,357
Specialty Retail 0.1%
H & M Hennes & Mauritz AB,
Class B(a) 47,429 748,857
Trading Companies & Distributors 0.0%
†
Beijer Ref AB, Class B(a) 30,092 465,958
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B 46,644 469,102
44,053,823
SWITZERLAND 6.3%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 2,334 247,654
Building Products 0.1%
Geberit AG (Registered) 2,743 1,623,645
Capital Markets 0.8%
Julius Baer Group Ltd. 17,065 952,817
Partners Group Holding AG 1,889 2,429,271
UBS Group AG (Registered) 270,909 7,929,934
11,312,022
Chemicals 0.7%
Clariant AG (Registered) 16,802 263,815
DSM-Firmenich AG 15,560 1,752,116
EMS-Chemie Holding AG
(Registered) 575 471,708
Givaudan SA (Registered) 758 3,595,670
Sika AG (Registered) 12,558 3,574,789
9,658,098
Containers & Packaging 0.0%
†
SIG Group AG(a) 23,576 432,000
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 2,089 1,175,711
Electric Utilities 0.0%
†
BKW AG 1,655 263,938
Electrical Equipment 0.5%
ABB Ltd. (Registered) 132,207 7,318,722

NVIT International Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products 0.2%
Barry Callebaut AG
(Registered)(a) 276 449,791
Chocoladefabriken Lindt &
Spruengli AG(a) 81 945,989
Chocoladefabriken Lindt &
Spruengli AG (Registered) 8 922,952
2,318,732
Health Care Equipment & Supplies 0.4%
Alcon, Inc.(a) 41,343 3,678,329
Sonova Holding AG
(Registered) 4,281 1,317,130
Straumann Holding AG
(Registered) 9,421 1,159,719
6,155,178
Insurance 0.7%
Baloise Holding AG
(Registered) 3,643 641,322
Helvetia Holding AG
(Registered)(a) 2,855 385,958
Swiss Life Holding AG
(Registered) 2,473 1,819,786
Zurich Insurance Group AG 12,055 6,413,384
9,260,450
Life Sciences Tools & Services 0.3%
Bachem Holding AG(a) 2,947 270,861
Lonza Group AG
(Registered) 6,162 3,348,767
3,619,628
Machinery 0.2%
Schindler Holding AG 3,376 845,911
Schindler Holding AG
(Registered) 1,883 469,187
VAT Group AG Reg. S(b) 2,270 1,277,682
2,592,780
Marine Transportation 0.1%
Kuehne + Nagel International
AG (Registered) 3,990 1,147,859
Pharmaceuticals 1.4%
Novartis AG (Registered) 162,344 17,392,300
Sandoz Group AG 33,550 1,213,857
18,606,157
Professional Services 0.1%
Adecco Group AG
(Registered) 13,332 442,928
SGS SA (Registered) 12,428 1,105,669
1,548,597
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 6,046 572,112
Software 0.0%
†
Temenos AG (Registered) 5,369 370,289
Specialty Retail 0.0%
†
Avolta AG 7,247 281,857
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 12,831 1,234,707
Common Stocks
Shares Value ($)
SWITZERLAND
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont
SA (Registered) 44,218 6,901,049
Swatch Group AG (The) 2,410 493,775
Swatch Group AG (The)
(Registered) 4,684 191,511
7,586,335
87,326,471
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 10.6%
Aerospace & Defense 0.7%
BAE Systems plc 250,518 4,183,016
Melrose Industries plc 109,665 765,864
Rolls-Royce Holdings plc* 701,455 4,054,697
9,003,577
Banks 1.7%
Barclays plc 1,235,866 3,260,630
HSBC Holdings plc 1,555,214 13,458,819
Lloyds Banking Group plc 5,173,717 3,584,409
NatWest Group plc 542,593 2,128,337
Standard Chartered plc 180,782 1,628,896
24,061,091
Beverages 0.5%
Coca-Cola Europacific
Partners plc 16,877 1,229,827
Diageo plc 182,921 5,754,766
6,984,593
Broadline Retail 0.1%
Next plc 10,076 1,152,223
Capital Markets 0.6%
3i Group plc 80,979 3,122,860
Hargreaves Lansdown plc 27,474 390,905
London Stock Exchange
Group plc 37,255 4,416,092
Schroders plc 65,633 302,190
8,232,047
Chemicals 0.0%
†
Croda International plc 10,749 534,076
Commercial Services & Supplies 0.1%
Rentokil Initial plc 205,688 1,199,325
Consumer Staples Distribution & Retail 0.2%
J Sainsbury plc 129,442 417,600
Tesco plc 584,638 2,263,415
2,681,015
Diversified Consumer Services 0.0%
†
Pearson plc 48,354 603,450
Diversified REITs 0.0%
†
Land Securities Group plc 57,633 451,841
Diversified Telecommunication Services 0.1%
BT Group plc(a) 550,364 977,026
Electric Utilities 0.1%
SSE plc 89,430 2,017,036
Electronic Equipment, Instruments & Components 0.1%
Halma plc 32,273 1,098,730
Financial Services 0.1%
M&G plc 194,963 503,122

88 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Financial Services
Wise plc, Class A* 49,856 428,883
932,005
Food Products 0.1%
Associated British Foods plc 27,359 851,373
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 70,427 870,681
Hotels, Restaurants & Leisure 0.6%
Compass Group plc 140,497 3,825,176
Entain plc 53,534 423,837
Flutter Entertainment plc* 14,740 2,675,704
InterContinental Hotels
Group plc 13,271 1,391,365
Whitbread plc 16,104 602,830
8,918,912
Household Durables 0.1%
Barratt Developments plc 75,514 448,066
Berkeley Group Holdings plc 8,171 471,644
Persimmon plc 26,416 449,002
Taylor Wimpey plc 303,173 541,753
1,910,465
Household Products 0.2%
Reckitt Benckiser Group plc 58,517 3,157,821
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 216,016 1,034,005
DCC plc 8,462 593,125
Smiths Group plc 30,004 647,222
2,274,352
Industrial REITs 0.1%
Segro plc 107,285 1,219,175
Insurance 0.3%
Admiral Group plc 20,580 680,500
Aviva plc 227,564 1,372,367
Legal & General Group plc 495,888 1,416,857
Phoenix Group Holdings plc 53,289 349,665
3,819,389
Interactive Media & Services 0.1%
Auto Trader Group plc Reg.
S(b) 74,523 751,173
Machinery 0.0%
†
Spirax Group plc 6,229 668,259
Media 0.1%
Informa plc 112,340 1,216,221
WPP plc 87,146 798,884
2,015,105
Multi-Utilities 0.4%
Centrica plc 436,308 741,855
National Grid plc 397,848 4,436,603
5,178,458
Personal Care Products 0.8%
Unilever plc 206,360 11,335,336
Pharmaceuticals 1.4%
AstraZeneca plc 127,690 19,906,367
Professional Services 0.6%
Intertek Group plc 13,230 802,225
RELX plc 154,625 7,088,493
7,890,718
Common Stocks
Shares Value ($)
UNITED KINGDOM
Software 0.1%
Sage Group plc (The) 82,224 1,127,781
Specialty Retail 0.1%
JD Sports Fashion plc 220,362 329,821
Kingfisher plc 150,084 472,451
802,272
Textiles, Apparel & Luxury Goods 0.0%
†
Burberry Group plc 30,483 338,483
Tobacco 0.5%
British American Tobacco plc 165,395 5,084,266
Imperial Brands plc 68,067 1,742,776
6,827,042
Trading Companies & Distributors 0.3%
Ashtead Group plc 36,386 2,424,361
Bunzl plc 27,549 1,045,028
3,469,389
Water Utilities 0.1%
Severn Trent plc 22,598 679,750
United Utilities Group plc 56,387 700,242
1,379,992
Wireless Telecommunication Services 0.1%
Vodafone Group plc 1,862,649 1,641,043
146,281,621
UNITED STATES 8.9%
Automobiles 0.3%
Stellantis NV 180,979 3,561,100
Biotechnology 0.6%
CSL Ltd. 39,788 7,802,363
Construction & Engineering 0.1%
Ferrovial SE 43,357 1,679,522
Construction Materials 0.4%
Holcim AG 42,946 3,809,041
James Hardie Industries plc
CHDI*(a) 35,808 1,137,404
4,946,445
Electrical Equipment 0.8%
Schneider Electric SE 44,825 10,695,410
Energy Equipment & Services 0.0%
†
Tenaris SA(a) 37,868 580,187
Food Products 1.6%
Nestle SA (Registered) 219,924 22,449,300
Insurance 0.2%
Swiss Re AG 24,709 3,069,981
Life Sciences Tools & Services 0.1%
QIAGEN NV*(a) 18,850 778,290
Oil, Gas & Consumable Fuels 2.0%
BP plc 1,385,752 8,349,830
Shell plc 527,434 18,954,629
27,304,459
Personal Care Products 0.2%
Haleon plc 559,019 2,275,708
Pharmaceuticals 2.3%
GSK plc 340,938 6,570,873
Roche Holding AG 60,556 16,879,117
Sanofi SA 94,006 9,035,977
32,485,967

NVIT International Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
UNITED STATES
Professional Services 0.2%
Experian plc 75,638 3,507,623
Software 0.1%
CyberArk Software Ltd.*(a) 3,507 958,884
Monday.com Ltd.* 3,043 732,633
1,691,517
122,827,872
Total Common Stocks
(cost $785,526,140) 1,362,398,998
Rights 0.0%
†
Number of
Rights
ITALY 0.0%
†
Health Care Providers & Services 0.0%
†
Amplifon SpA, expiring
7/9/2024*∞ 11,235 0
Total Rights
(cost $0) 0
Repurchase Agreements 1.8%
Principal
Amount ($)
Bank of America
NA, 5.31%, dated
6/28/2024, due
7/1/2024, repurchase
price $1,000,443,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/1/2042 -
7/1/2046; total market
value $1,020,000.(c)(d) 1,000,000 1,000,000
BofA Securities,
Inc., 5.31%, dated
6/28/2024, due
7/1/2024, repurchase
price $1,000,443,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 6.34%, maturing
3/25/2028 - 10/20/2065;
total market value
$1,020,000.(c)(d) 1,000,000 1,000,000
Cantor Fitzgerald &
Co., 5.38%, dated
6/28/2024, due
7/1/2024, repurchase
price $8,003,587,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074;
total market value
$8,160,000.(c)(d) 8,000,000 8,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald &
Co., 5.38%, dated
6/28/2024, due
7/1/2024, repurchase
price $5,522,218,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$5,630,137.(c)(d) 5,519,743 5,519,743
Citi Global Market,
Inc., 5.31%, dated
6/28/2024, due
7/1/2024, repurchase
price $2,200,974,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 2.25%, maturing
3/31/2026 - 7/31/2028;
total market value
$2,244,001.(c)(d) 2,200,000 2,200,000
MetLife, Inc., 5.33%,
dated 6/28/2024, due
7/1/2024, repurchase
price $2,501,111,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $2,551,398.(c)(d) 2,500,000 2,500,000
Pershing LLC, 5.33%,
dated 6/28/2024, due
7/1/2024, repurchase
price $2,000,889,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.79%, maturing
7/9/2024 - 5/20/2074;
total market value
$2,040,000.(c)(d) 2,000,000 2,000,000

90 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT International Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets, 5.33%,
dated 6/28/2024, due
7/1/2024, repurchase
price $3,001,333,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 7.18%, maturing
8/25/2024 - 8/20/2071;
total market value
$3,061,359.(c)(d) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $25,219,743) 25,219,743
Total Investments
(cost $810,745,883) — 100.4% 1,387,618,741
Liabilities in excess of other assets
— (0.4)% (5,991,663)
NET ASSETS — 100.0%
$ 1,381,627,078
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $51,414,114, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $25,219,743 and by $29,471,256 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.50%, and maturity dates ranging
from 7/31/2024 – 11/15/2053, a total value of $54,690,999.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2024 was
$16,762,192 which represents 1.21% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $25,219,743.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT International Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 91
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 71 9/2024 EUR 3,745,605 (1,204)
FTSE 100 Index 25 9/2024 GBP 2,595,197 (3,111)
Nikkei 225 Index 20 9/2024 JPY 2,461,931 13,944
SPI 200 Index 12 9/2024 AUD 1,555,410 1,773
Net contracts 11,402
As of June 30, 2024, the Fund had $3,141,294 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

92 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks 99 .0%
Shares Value ($)
Aerospace & Defense 1 .3%
BWX Technologies, Inc. 40,319 3,830,305
Curtiss-Wright Corp. 16,895 4,578,207
Hexcel Corp. 36,379 2,271,868
Woodward, Inc. 26,910 4,692,566
15,372,946
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.* 52,467 2,649,583
Automobile Components 1 .1%
Adient plc* 40,367 997,469
Autoliv, Inc.(a) 32,005 3,424,215
Gentex Corp.(a) 101,162 3,410,171
Goodyear Tire & Rubber Co.
(The)* 125,000 1,418,750
Lear Corp. 25,193 2,877,293
Visteon Corp.* 11,885 1,268,129
13,396,027
Automobiles 0 .3%
Harley-Davidson, Inc.(a) 54,326 1,822,094
Thor Industries, Inc.(a) 23,418 2,188,412
4,010,506
Banks 5 .2%
Associated Banc-Corp.(a) 65,972 1,395,308
Bank OZK 46,551 1,908,591
Cadence Bank 81,433 2,302,925
Columbia Banking System,
Inc.(a) 93,181 1,853,370
Commerce Bancshares, Inc.
(a) 52,186 2,910,935
Cullen/Frost Bankers, Inc.(a) 28,338 2,879,991
East West Bancorp, Inc.(a) 62,079 4,546,045
First Financial Bankshares,
Inc.(a) 55,676 1,644,112
First Horizon Corp. 242,377 3,822,285
FNB Corp. 166,218 2,273,862
Glacier Bancorp, Inc. 50,079 1,868,948
Hancock Whitney Corp. 39,154 1,872,736
Home BancShares, Inc. 82,183 1,969,105
International Bancshares Corp. 23,391 1,338,199
New York Community
Bancorp, Inc.(a) 343,695 1,106,698
Old National Bancorp 141,297 2,428,895
Pinnacle Financial Partners,
Inc.(a) 33,775 2,703,351
Prosperity Bancshares, Inc. 42,293 2,585,794
SouthState Corp.(a) 33,462 2,557,166
Synovus Financial Corp.(a) 65,567 2,635,138
Texas Capital Bancshares,
Inc.* 20,720 1,266,821
UMB Financial Corp.(a) 19,494 1,626,190
United Bankshares, Inc. 59,603 1,933,521
Valley National Bancorp(a) 190,891 1,332,419
Webster Financial Corp. 76,383 3,329,535
Wintrust Financial Corp.(a) 28,042 2,763,820
Zions Bancorp NA(a) 65,731 2,850,754
61,706,514
Beverages 0 .6%
Boston Beer Co., Inc. (The),
Class A* 4,001 1,220,505
Celsius Holdings, Inc.*(a) 65,549 3,742,192
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Consolidated, Inc. 2,086 2,263,310
7,226,007
Biotechnology 3 .2%
Arrowhead Pharmaceuticals,
Inc.*(a) 54,368 1,413,024
BioMarin Pharmaceutical, Inc.* 83,830 6,901,724
Cytokinetics, Inc.*(a) 50,619 2,742,537
Exelixis, Inc.*(a) 128,833 2,894,878
Halozyme Therapeutics,
Inc.*(a) 56,430 2,954,675
Neurocrine Biosciences, Inc.* 44,309 6,100,020
Roivant Sciences Ltd.* 149,287 1,577,964
Sarepta Therapeutics, Inc.*(a) 41,768 6,599,344
United Therapeutics Corp.* 19,626 6,251,862
37,436,028
Broadline Retail 0 .5%
Macy's, Inc. 122,203 2,346,298
Nordstrom, Inc.(a) 42,787 907,940
Ollie's Bargain Outlet
Holdings, Inc.* 26,921 2,642,834
5,897,072
Building Products 3 .7%
AAON, Inc.(a) 29,907 2,609,087
Advanced Drainage Systems,
Inc. 30,129 4,832,390
Carlisle Cos., Inc. 21,034 8,523,187
Fortune Brands Innovations,
Inc. 55,292 3,590,663
Lennox International, Inc.(a) 14,228 7,611,695
Owens Corning 38,467 6,682,487
Simpson Manufacturing Co.,
Inc.(a) 18,524 3,121,850
Trex Co., Inc.* 47,716 3,536,710
UFP Industries, Inc. 27,345 3,062,640
43,570,709
Capital Markets 3 .1%
Affiliated Managers Group, Inc. 14,209 2,219,872
Carlyle Group, Inc. (The) 97,435 3,912,015
Evercore, Inc., Class A 16,694 3,479,530
Federated Hermes, Inc., Class
B(a) 37,087 1,219,421
Houlihan Lokey, Inc., Class
A(a) 23,902 3,223,424
Interactive Brokers Group,
Inc., Class A 48,072 5,893,627
Janus Henderson Group plc 60,565 2,041,646
Jefferies Financial Group, Inc.
(a) 79,282 3,945,072
Morningstar, Inc. 11,410 3,375,649
SEI Investments Co. 44,708 2,892,161
Stifel Financial Corp.(a) 47,829 4,024,810
36,227,227
Chemicals 2 .2%
Arcadium Lithium plc*(a) 452,065 1,518,938
Ashland, Inc. 22,210 2,098,623
Avient Corp.(a) 40,837 1,782,535
Axalta Coating Systems Ltd.* 97,212 3,321,734
Cabot Corp.(a) 24,538 2,254,797
Chemours Co. (The) 66,469 1,500,205

NVIT Mid Cap Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Chemicals
NewMarket Corp. 3,044 1,569,395
Olin Corp. 53,101 2,503,712
RPM International, Inc.(a) 56,983 6,135,930
Scotts Miracle-Gro Co. (The)
(a) 18,659 1,213,955
Westlake Corp.(a) 14,493 2,098,876
25,998,700
Commercial Services & Supplies 2 .0%
Brink's Co. (The) 20,056 2,053,734
Clean Harbors, Inc.* 22,366 5,058,071
MSA Safety, Inc.(a) 16,268 3,053,341
RB Global, Inc. 81,062 6,189,894
Stericycle, Inc.* 41,350 2,403,676
Tetra Tech, Inc. 23,645 4,834,930
23,593,646
Communications Equipment 0 .4%
Ciena Corp.* 63,868 3,077,160
Lumentum Holdings, Inc.*(a) 29,888 1,521,897
4,599,057
Construction & Engineering 2 .4%
AECOM 60,401 5,323,744
Comfort Systems USA, Inc.(a) 15,718 4,780,158
EMCOR Group, Inc. 20,780 7,586,362
Fluor Corp.* 75,665 3,295,211
MasTec, Inc.*(a) 26,924 2,880,599
MDU Resources Group, Inc.(a) 91,871 2,305,962
Valmont Industries, Inc. 8,917 2,447,271
28,619,307
Construction Materials 0 .4%
Eagle Materials, Inc. 15,155 3,295,606
Knife River Corp.* 25,164 1,765,003
5,060,609
Consumer Finance 0 .7%
Ally Financial, Inc. 123,188 4,886,868
FirstCash Holdings, Inc. 17,183 1,802,153
SLM Corp. 102,366 2,128,189
8,817,210
Consumer Staples Distribution & Retail 2 .1%
BJ's Wholesale Club Holdings,
Inc.*(a) 58,606 5,147,951
Casey's General Stores, Inc. 16,337 6,233,546
Performance Food Group Co.* 68,808 4,548,897
Sprouts Farmers Market,
Inc.*(a) 44,269 3,703,544
US Foods Holding Corp.* 100,069 5,301,656
24,935,594
Containers & Packaging 1 .6%
AptarGroup, Inc. 29,158 4,105,738
Berry Global Group, Inc. 51,036 3,003,468
Crown Holdings, Inc.(a) 52,769 3,925,486
Graphic Packaging Holding
Co.(a) 136,708 3,583,117
Greif, Inc., Class A 11,643 669,123
Silgan Holdings, Inc. 35,887 1,519,097
Sonoco Products Co.(a) 43,456 2,204,088
19,010,117
Diversified Consumer Services 1 .2%
Duolingo, Inc., Class A*(a) 16,302 3,401,738
Common Stocks
Shares Value ($)
Diversified Consumer Services
Graham Holdings Co., Class B 1,542 1,078,706
Grand Canyon Education,
Inc.* 12,639 1,768,323
H&R Block, Inc. 62,458 3,387,097
Service Corp. International 64,665 4,599,622
14,235,486
Diversified REITs 0 .4%
WP Carey, Inc.(a) 96,613 5,318,546
Diversified Telecommunication Services 0 .3%
Frontier Communications
Parent, Inc.*(a) 98,607 2,581,531
Iridium Communications, Inc. 53,365 1,420,577
4,002,108
Electric Utilities 0 .9%
ALLETE, Inc. 25,161 1,568,788
IDACORP, Inc. 21,611 2,013,065
OGE Energy Corp.(a) 90,508 3,231,136
PNM Resources, Inc. 39,538 1,461,324
Portland General Electric
Co.(a) 45,865 1,983,203
10,257,516
Electrical Equipment 1 .7%
Acuity Brands, Inc.(a) 13,512 3,262,337
EnerSys 17,868 1,849,695
NEXTracker, Inc., Class A* 54,210 2,541,365
nVent Electric plc 73,801 5,653,895
Regal Rexnord Corp.(a) 29,371 3,971,547
Sensata Technologies Holding
plc(a) 66,516 2,487,033
19,765,872
Electronic Equipment, Instruments & Components 2 .5%
Arrow Electronics, Inc.* 23,753 2,868,412
Avnet, Inc.(a) 41,657 2,144,919
Belden, Inc. 18,033 1,691,495
Cognex Corp.(a) 75,179 3,515,370
Coherent Corp.*(a) 58,420 4,233,113
Crane NXT Co.(a) 21,759 1,336,438
IPG Photonics Corp.*(a) 12,500 1,054,875
Littelfuse, Inc.(a) 10,918 2,790,532
Novanta, Inc.* 15,754 2,569,635
TD SYNNEX Corp. 34,682 4,002,303
Vishay Intertechnology, Inc.(a) 55,296 1,233,101
Vontier Corp.(a) 68,456 2,615,019
30,055,212
Energy Equipment & Services 1 .0%
ChampionX Corp. 83,753 2,781,437
NOV, Inc. 176,878 3,362,451
Valaris Ltd.*(a) 27,779 2,069,536
Weatherford International plc* 32,250 3,949,012
12,162,436
Entertainment 0 .4%
TKO Group Holdings, Inc.,
Class A(a) 25,999 2,807,632
Warner Music Group Corp.,
Class A(a) 62,705 1,921,908
4,729,540
Financial Services 1 .5%
Equitable Holdings, Inc. 52,794 2,157,163

94 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Financial Services
Essent Group Ltd. 47,398 2,663,294
Euronet Worldwide, Inc.*(a) 19,344 2,002,104
MGIC Investment Corp. 118,940 2,563,157
Voya Financial, Inc. 47,395 3,372,154
Western Union Co. (The) 136,090 1,663,020
WEX, Inc.*(a) 18,565 3,288,604
17,709,496
Food Products 1 .1%
Darling Ingredients, Inc.* 70,247 2,581,577
Flowers Foods, Inc.(a) 84,055 1,866,021
Ingredion, Inc. 29,010 3,327,447
Lancaster Colony Corp.(a) 8,854 1,673,141
Pilgrim's Pride Corp.* 18,027 693,859
Post Holdings, Inc.*(a) 22,295 2,322,247
12,464,292
Gas Utilities 0 .9%
National Fuel Gas Co.(a) 40,822 2,212,144
New Jersey Resources Corp. 43,810 1,872,439
ONE Gas, Inc.(a) 24,963 1,593,888
Southwest Gas Holdings, Inc.
(a) 26,807 1,886,677
Spire, Inc. 25,290 1,535,862
UGI Corp.(a) 92,416 2,116,326
11,217,336
Ground Transportation 1 .7%
Avis Budget Group, Inc.(a) 8,042 840,550
Knight-Swift Transportation
Holdings, Inc., Class A 71,090 3,548,813
Landstar System, Inc. 15,398 2,840,623
Ryder System, Inc.(a) 19,659 2,435,357
Saia, Inc.*(a) 11,731 5,563,896
XPO, Inc.* 51,417 5,457,914
20,687,153
Health Care Equipment & Supplies 1 .8%
Dentsply Sirona, Inc.(a) 92,186 2,296,353
Enovis Corp.*(a) 21,574 975,145
Envista Holdings Corp.*(a) 76,380 1,270,200
Globus Medical, Inc., Class A* 49,732 3,406,145
Haemonetics Corp.*(a) 22,406 1,853,648
Lantheus Holdings, Inc.* 30,720 2,466,509
LivaNova plc* 24,078 1,319,956
Masimo Corp.* 19,845 2,499,279
Neogen Corp.*(a) 87,390 1,365,906
Penumbra, Inc.*(a) 16,987 3,057,150
QuidelOrtho Corp.* 22,074 733,298
21,243,589
Health Care Providers & Services 2 .1%
Acadia Healthcare Co., Inc.* 40,843 2,758,536
Amedisys, Inc.* 13,864 1,272,715
Chemed Corp. 6,590 3,575,602
Encompass Health Corp. 44,548 3,821,773
HealthEquity, Inc.*(a) 38,397 3,309,822
Option Care Health, Inc.*(a) 76,181 2,110,214
Progyny, Inc.*(a) 36,302 1,038,600
R1 RCM, Inc.*(a) 88,450 1,110,932
Tenet Healthcare Corp.* 43,308 5,761,263
24,759,457
Common Stocks
Shares Value ($)
Health Care REITs 0 .7%
Healthcare Realty Trust, Inc.,
Class A(a) 167,423 2,759,131
Omega Healthcare Investors,
Inc.(a) 109,857 3,762,602
Sabra Health Care REIT, Inc. 103,076 1,587,371
8,109,104
Health Care Technology 0 .1%
Doximity, Inc., Class A*(a) 53,500 1,496,395
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc.(a) 93,452 1,399,911
Hotels, Restaurants & Leisure 3 .6%
Aramark(a) 116,902 3,977,006
Boyd Gaming Corp. 29,833 1,643,798
Choice Hotels International,
Inc.(a) 10,483 1,247,477
Churchill Downs, Inc.(a) 29,540 4,123,784
Hilton Grand Vacations,
Inc.*(a) 30,370 1,227,859
Hyatt Hotels Corp., Class A(a) 19,980 3,035,362
Light & Wonder, Inc.*(a) 40,292 4,225,825
Marriott Vacations Worldwide
Corp.(a) 14,443 1,261,163
Planet Fitness, Inc., Class
A*(a) 38,680 2,846,461
Texas Roadhouse, Inc., Class
A 29,454 5,057,546
Travel + Leisure Co. 32,274 1,451,685
Vail Resorts, Inc.(a) 16,710 3,009,972
Wendy's Co. (The) 73,429 1,245,356
Wingstop, Inc. 13,004 5,496,271
Wyndham Hotels & Resorts,
Inc.(a) 35,657 2,638,618
42,488,183
Household Durables 1 .9%
Helen of Troy Ltd.* 10,365 961,250
KB Home(a) 32,568 2,285,622
Taylor Morrison Home Corp.,
Class A* 46,490 2,577,405
Tempur Sealy International,
Inc. 77,246 3,656,826
Toll Brothers, Inc. 46,009 5,299,317
TopBuild Corp.* 13,999 5,393,395
Whirlpool Corp.(a) 24,235 2,476,817
22,650,632
Independent Power and Renewable Electricity Producers
0 .1%
Ormat Technologies, Inc.(a) 23,442 1,680,791
Industrial REITs 1 .1%
EastGroup Properties, Inc.(a) 21,048 3,580,265
First Industrial Realty Trust,
Inc. 57,992 2,755,200
Rexford Industrial Realty, Inc.
(a) 94,917 4,232,349
STAG Industrial, Inc.(a) 79,737 2,875,316
13,443,130
Insurance 4 .7%
American Financial Group, Inc. 29,633 3,645,452
Brighthouse Financial, Inc.* 28,259 1,224,745
CNO Financial Group, Inc. 49,361 1,368,287

NVIT Mid Cap Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Insurance
Erie Indemnity Co., Class A(a) 10,997 3,985,313
Fidelity National Financial, Inc.
(a) 113,011 5,585,003
First American Financial Corp.
(a) 46,081 2,486,070
Hanover Insurance Group, Inc.
(The) 15,867 1,990,356
Kemper Corp. 26,663 1,581,916
Kinsale Capital Group, Inc.(a) 9,712 3,741,839
Old Republic International
Corp.(a) 113,273 3,500,136
Primerica, Inc.(a) 15,543 3,677,163
Reinsurance Group of
America, Inc. 29,514 6,058,339
RenaissanceRe Holdings Ltd. 23,419 5,234,381
RLI Corp.(a) 17,423 2,451,242
Ryan Specialty Holdings, Inc.,
Class A(a) 45,069 2,609,946
Selective Insurance Group,
Inc.(a) 26,734 2,508,451
Unum Group 71,803 3,669,851
55,318,490
Interactive Media & Services 0 .2%
Ziff Davis, Inc.* 20,051 1,103,808
ZoomInfo Technologies, Inc.,
Class A* 125,760 1,605,955
2,709,763
IT Services 0 .4%
ASGN, Inc.* 20,676 1,823,003
Kyndryl Holdings, Inc.* 101,736 2,676,674
4,499,677
Leisure Products 0 .7%
Brunswick Corp.(a) 29,814 2,169,565
Mattel, Inc.*(a) 151,507 2,463,504
Polaris, Inc.(a) 23,433 1,835,038
YETI Holdings, Inc.*(a) 37,240 1,420,706
7,888,813
Life Sciences Tools & Services 1 .6%
Azenta, Inc.*(a) 23,985 1,262,091
Bruker Corp. 42,981 2,742,617
Illumina, Inc.* 70,303 7,338,227
Medpace Holdings, Inc.* 10,414 4,289,006
Repligen Corp.*(a) 22,868 2,882,740
Sotera Health Co.*(a) 54,894 651,592
19,166,273
Machinery 4 .4%
AGCO Corp.(a) 27,390 2,680,933
Chart Industries, Inc.*(a) 18,445 2,662,351
Crane Co.(a) 21,675 3,142,442
Donaldson Co., Inc. 52,788 3,777,509
Esab Corp. 24,930 2,354,140
Flowserve Corp. 58,674 2,822,220
Graco, Inc. 74,024 5,868,623
ITT, Inc. 36,271 4,685,488
Lincoln Electric Holdings, Inc. 25,013 4,718,452
Middleby Corp. (The)*(a) 23,656 2,900,462
Oshkosh Corp. 28,870 3,123,734
RBC Bearings, Inc.*(a) 12,730 3,434,299
Terex Corp.(a) 29,496 1,617,561
Timken Co. (The)(a) 28,624 2,293,641
Common Stocks
Shares Value ($)
Machinery
Toro Co. (The)(a) 46,062 4,307,258
Watts Water Technologies,
Inc., Class A(a) 11,860 2,174,768
52,563,881
Marine Transportation 0 .3%
Kirby Corp.* 25,752 3,083,287
Media 0 .6%
New York Times Co. (The),
Class A 72,032 3,688,759
Nexstar Media Group, Inc.,
Class A 13,912 2,309,531
TEGNA, Inc.(a) 74,794 1,042,628
7,040,918
Metals & Mining 2 .1%
Alcoa Corp. 80,402 3,198,392
Cleveland-Cliffs, Inc.* 210,160 3,234,362
Commercial Metals Co. 51,087 2,809,274
MP Materials Corp.*(a) 58,690 747,124
Reliance, Inc. 25,374 7,246,814
Royal Gold, Inc.(a) 28,902 3,617,374
United States Steel Corp.(a) 98,885 3,737,853
24,591,193
Mortgage Real Estate Investment Trusts (REITs) 0 .6%
Annaly Capital Management,
Inc. 225,301 4,294,237
Starwood Property Trust, Inc.
(a) 137,334 2,601,106
6,895,343
Multi-Utilities 0 .2%
Black Hills Corp. 30,297 1,647,551
Northwestern Energy Group,
Inc. 26,022 1,303,182
2,950,733
Office REITs 0 .5%
COPT Defense Properties(a) 48,002 1,201,490
Cousins Properties, Inc.(a) 66,369 1,536,442
Kilroy Realty Corp.(a) 47,359 1,476,180
Vornado Realty Trust(a) 71,322 1,875,056
6,089,168
Oil, Gas & Consumable Fuels 4 .9%
Antero Midstream Corp.(a) 150,247 2,214,641
Antero Resources Corp.* 129,016 4,209,792
Chesapeake Energy Corp.(a) 49,366 4,057,391
Chord Energy Corp. 27,349 4,585,880
Civitas Resources, Inc. 40,519 2,795,811
CNX Resources Corp.*(a) 68,129 1,655,535
DT Midstream, Inc.(a) 42,385 3,010,606
Equitrans Midstream Corp. 192,771 2,502,168
HF Sinclair Corp. 66,665 3,555,911
Matador Resources Co.(a) 50,949 3,036,560
Murphy Oil Corp.(a) 63,491 2,618,369
Ovintiv, Inc. 110,560 5,181,947
PBF Energy, Inc., Class A 46,629 2,145,867
Permian Resources Corp.,
Class A 226,004 3,649,965
Range Resources Corp.(a) 107,237 3,595,657
Southwestern Energy Co.* 486,801 3,276,171

96 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Texas Pacific Land Corp.(a) 8,198 6,019,545
58,111,816
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp.(a) 28,262 2,326,810
Personal Care Products 0 .9%
BellRing Brands, Inc.* 57,592 3,290,807
Coty, Inc., Class A* 162,119 1,624,432
elf Beauty, Inc.*(a) 24,482 5,158,847
10,074,086
Pharmaceuticals 0 .4%
Jazz Pharmaceuticals plc* 27,739 2,960,584
Perrigo Co. plc 59,956 1,539,670
4,500,254
Professional Services 2 .5%
CACI International, Inc., Class
A* 9,932 4,272,051
Concentrix Corp.(a) 20,958 1,326,222
ExlService Holdings, Inc.* 70,798 2,220,225
Exponent, Inc. 22,134 2,105,386
FTI Consulting, Inc.* 15,477 3,335,758
Genpact Ltd. 73,431 2,363,744
Insperity, Inc.(a) 15,723 1,434,095
KBR, Inc. 59,701 3,829,222
ManpowerGroup, Inc. 21,352 1,490,370
Maximus, Inc. 26,756 2,292,989
Paylocity Holding Corp.* 19,110 2,519,654
Science Applications
International Corp.(a) 22,787 2,678,612
29,868,328
Real Estate Management & Development 0 .4%
Jones Lang LaSalle, Inc.*(a) 21,125 4,336,540
Residential REITs 1 .1%
American Homes 4 Rent,
Class A(a) 141,914 5,273,524
Equity LifeStyle Properties,
Inc. 82,281 5,358,962
Independence Realty Trust,
Inc.(a) 98,229 1,840,811
12,473,297
Retail REITs 1 .0%
Agree Realty Corp.(a) 43,477 2,692,965
Brixmor Property Group, Inc. 134,790 3,112,301
Kite Realty Group Trust 97,351 2,178,715
NNN REIT, Inc.(a) 80,796 3,441,910
11,425,891
Semiconductors & Semiconductor Equipment 2 .8%
Allegro MicroSystems, Inc.*(a) 31,793 897,834
Amkor Technology, Inc. 45,735 1,830,315
Cirrus Logic, Inc.*(a) 23,803 3,038,691
Lattice Semiconductor Corp.* 60,463 3,506,250
MACOM Technology Solutions
Holdings, Inc.*(a) 24,194 2,696,905
MKS Instruments, Inc.(a) 27,897 3,642,790
Onto Innovation, Inc.*(a) 21,696 4,763,574
Power Integrations, Inc.(a) 24,280 1,704,213
Rambus, Inc.* 47,007 2,762,131
Silicon Laboratories, Inc.*(a) 13,982 1,546,829
Synaptics, Inc.*(a) 17,349 1,530,182
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Universal Display Corp.(a) 19,161 4,028,600
Wolfspeed, Inc.*(a) 56,126 1,277,428
33,225,742
Software 2 .6%
Altair Engineering, Inc., Class
A* 25,228 2,474,362
Appfolio, Inc., Class A*(a) 9,259 2,264,474
Aspen Technology, Inc.*(a) 12,324 2,447,916
Blackbaud, Inc.* 17,958 1,367,861
CommVault Systems, Inc.* 19,193 2,333,293
Dolby Laboratories, Inc., Class
A 26,339 2,086,839
Dropbox, Inc., Class A* 107,102 2,406,582
Dynatrace, Inc.* 106,342 4,757,741
Manhattan Associates, Inc.* 27,177 6,704,022
Qualys, Inc.*(a) 16,152 2,303,275
Teradata Corp.* 42,905 1,482,797
30,629,162
Specialized REITs 1 .7%
CubeSmart(a) 99,387 4,489,311
EPR Properties(a) 33,749 1,416,783
Gaming and Leisure
Properties, Inc.(a) 120,431 5,444,686
Lamar Advertising Co., Class
A(a) 39,033 4,665,614
National Storage Affiliates
Trust(a) 31,122 1,282,849
PotlatchDeltic Corp.(a) 34,402 1,355,095
Rayonier, Inc.(a) 60,315 1,754,563
20,408,901
Specialty Retail 4 .0%
AutoNation, Inc.*(a) 10,928 1,741,705
Burlington Stores, Inc.* 28,194 6,766,560
Dick's Sporting Goods, Inc. 25,725 5,527,016
Five Below, Inc.* 24,097 2,625,850
Floor & Decor Holdings, Inc.,
Class A*(a) 47,230 4,695,134
GameStop Corp., Class A* 119,550 2,951,690
Gap, Inc. (The)(a) 95,693 2,286,106
Lithia Motors, Inc., Class A 12,121 3,059,946
Murphy USA, Inc.(a) 8,345 3,917,644
Penske Automotive Group,
Inc.(a) 8,474 1,262,795
RH*(a) 6,807 1,663,903
Valvoline, Inc.*(a) 57,351 2,477,563
Williams-Sonoma, Inc.(a) 28,350 8,005,190
46,981,102
Technology Hardware, Storage & Peripherals 0 .7%
Pure Storage, Inc., Class A* 134,877 8,660,452
Textiles, Apparel & Luxury Goods 1 .3%
Capri Holdings Ltd.* 51,720 1,710,898
Carter's, Inc.(a) 15,906 985,695
Columbia Sportswear Co.(a) 14,506 1,147,134
Crocs, Inc.*(a) 26,806 3,912,068
PVH Corp.(a) 25,113 2,658,713
Skechers USA, Inc., Class A* 58,545 4,046,630
Under Armour, Inc., Class
A*(a) 89,029 593,824

NVIT Mid Cap Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Under Armour, Inc., Class
C*(a) 75,206 491,095
15,546,057
Trading Companies & Distributors 1 .7%
Applied Industrial
Technologies, Inc. 17,074 3,312,356
Core & Main, Inc., Class A* 75,583 3,699,032
GATX Corp.(a) 15,915 2,106,509
MSC Industrial Direct Co., Inc.,
Class A(a) 19,620 1,556,062
Watsco, Inc.(a) 14,122 6,541,875
WESCO International, Inc.(a) 19,403 3,075,764
20,291,598
Water Utilities 0 .4%
Essential Utilities, Inc.(a) 110,892 4,139,598
Total Common Stocks
(cost $765,142,872) 1,173,800,217
Repurchase Agreements 11 .6%
Principal
Amount ($)
Bank of America NA,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $6,002,655,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/1/2042 -
7/1/2046; total market
value $6,120,000.(b)(c) 6,000,000 6,000,000
BofA Securities, Inc.,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $8,003,540,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 6.34%, maturing
3/25/2028 - 10/20/2065;
total market value
$8,160,000.(b)(c) 8,000,000 8,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $15,006,726,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074;
total market value
$15,300,000.(b)(c) 15,000,000 15,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $20,511,118,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$20,911,964.(b)(c) 20,501,926 20,501,926
Citi Global Market, Inc.,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $35,015,488,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 2.25%, maturing
3/31/2026 - 7/31/2028;
total market value
$35,700,010.(b)(c) 35,000,000 35,000,000
MetLife, Inc.,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $36,015,990,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $36,740,133.(b)(c) 36,000,000 36,000,000
Pershing LLC,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $15,006,663,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $15,300,000.(b)(c) 15,000,000 15,000,000

98 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Mid Cap Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $2,000,889,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 7.18%, maturing
8/25/2024 - 8/20/2071;
total market value
$2,040,906.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $137,501,926) 137,501,926
Total Investments
(cost $902,644,798) — 110.6% 1,311,302,143
Liabilities in excess of other assets
— (10.6)% (125,233,335)
NET ASSETS — 100.0%
$ 1,186,068,808
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June 30,
2024 was $351,173,083, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $137,501,926 and by $220,445,982 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/15/2024 – 2/15/2054, a total value of $357,947,908.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $137,501,926.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 43 9/2024 USD 12,719,830 68,900
Net contracts 68,900
As of June 30, 2024, the Fund had $653,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT S&P 500 Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 99
Common Stocks 98 .7%
Shares Value ($)
Aerospace & Defense 1 .8%
Axon Enterprise, Inc.* 5,840 1,718,362
Boeing Co. (The)* 47,799 8,699,896
General Dynamics Corp. 18,638 5,407,629
General Electric Co. 90,390 14,369,298
Howmet Aerospace, Inc. 31,672 2,458,697
Huntington Ingalls Industries,
Inc.(a) 3,089 760,913
L3Harris Technologies, Inc. 15,623 3,508,613
Lockheed Martin Corp. 17,765 8,298,032
Northrop Grumman Corp. 11,669 5,087,101
RTX Corp. 109,238 10,966,403
Textron, Inc. 15,882 1,363,629
TransDigm Group, Inc. 4,607 5,885,949
68,524,522
Air Freight & Logistics 0 .4%
CH Robinson Worldwide, Inc. 9,253 815,374
Expeditors International of
Washington, Inc. 11,733 1,464,161
FedEx Corp. 18,875 5,659,480
United Parcel Service, Inc.,
Class B 59,541 8,148,186
16,087,201
Automobile Components 0 .1%
Aptiv plc*(a) 22,875 1,610,857
BorgWarner, Inc. 18,583 599,116
2,209,973
Automobiles 1 .4%
Ford Motor Co. 316,983 3,974,967
General Motors Co. 94,151 4,374,255
Tesla, Inc.*(a) 229,119 45,338,068
53,687,290
Banks 3 .2%
Bank of America Corp. 528,944 21,036,103
Citigroup, Inc. 157,988 10,025,919
Citizens Financial Group, Inc. 40,947 1,475,321
Fifth Third Bancorp 58,161 2,122,295
Huntington Bancshares, Inc. 119,684 1,577,435
JPMorgan Chase & Co.(a) 237,720 48,081,247
KeyCorp 81,596 1,159,479
M&T Bank Corp.(a) 14,326 2,168,383
PNC Financial Services
Group, Inc. (The) 33,270 5,172,820
Regions Financial Corp. 78,252 1,568,170
Truist Financial Corp.(a) 111,184 4,319,498
US Bancorp 129,863 5,155,561
Wells Fargo & Co. 287,890 17,097,787
120,960,018
Beverages 1 .3%
Brown-Forman Corp., Class
B(a) 15,771 681,150
Coca-Cola Co. (The) 319,953 20,365,008
Constellation Brands, Inc.,
Class A(a) 13,090 3,367,795
Keurig Dr Pepper, Inc. 87,082 2,908,539
Molson Coors Beverage Co.,
Class B(a) 14,728 748,624
Monster Beverage Corp.* 61,587 3,076,271
PepsiCo, Inc. 113,016 18,639,729
49,787,116
Common Stocks
Shares Value ($)
Biotechnology 1 .9%
AbbVie, Inc. 145,846 25,015,506
Amgen, Inc. 44,144 13,792,793
Biogen, Inc.* 12,033 2,789,490
Gilead Sciences, Inc. 102,644 7,042,405
Incyte Corp.*(a) 14,429 874,686
Moderna, Inc.*(a) 27,317 3,243,893
Regeneron Pharmaceuticals,
Inc.* 8,733 9,178,645
Vertex Pharmaceuticals, Inc.* 21,378 10,020,296
71,957,714
Broadline Retail 3 .9%
Amazon.com, Inc.* 756,229 146,141,254
eBay, Inc. 43,667 2,345,791
Etsy, Inc.* 10,021 591,039
149,078,084
Building Products 0 .5%
A O Smith Corp. 10,396 850,185
Allegion plc 6,908 816,180
Builders FirstSource, Inc.* 9,975 1,380,640
Carrier Global Corp.(a) 69,312 4,372,201
Johnson Controls International
plc 55,348 3,678,982
Masco Corp. 17,778 1,185,259
Trane Technologies plc 18,812 6,187,831
18,471,278
Capital Markets 2 .8%
Ameriprise Financial, Inc. 8,147 3,480,317
Bank of New York Mellon
Corp. (The) 62,447 3,739,951
BlackRock, Inc. 11,404 8,978,597
Blackstone, Inc. 59,151 7,322,894
Cboe Global Markets, Inc. 8,825 1,500,780
Charles Schwab Corp. (The) 122,372 9,017,593
CME Group, Inc. 29,389 5,777,877
FactSet Research Systems,
Inc.(a) 3,183 1,299,523
Franklin Resources, Inc.(a) 26,297 587,738
Goldman Sachs Group, Inc.
(The) 26,875 12,156,100
Intercontinental Exchange, Inc. 47,040 6,439,306
Invesco Ltd. 35,513 531,275
KKR & Co., Inc.(a) 54,959 5,783,885
MarketAxess Holdings, Inc. 2,947 590,962
Moody's Corp. 12,985 5,465,776
Morgan Stanley 103,291 10,038,852
MSCI, Inc., Class A 6,395 3,080,791
Nasdaq, Inc. 32,100 1,934,346
Northern Trust Corp. 16,939 1,422,537
Raymond James Financial,
Inc.(a) 15,771 1,949,453
S&P Global, Inc. 26,318 11,737,828
State Street Corp. 25,550 1,890,700
T. Rowe Price Group, Inc.(a) 18,856 2,174,285
106,901,366
Chemicals 1 .4%
Air Products & Chemicals, Inc. 18,279 4,716,896
Albemarle Corp. 9,540 911,261
Celanese Corp., Class A(a) 8,475 1,143,193
CF Industries Holdings, Inc. 15,556 1,153,011
Corteva, Inc. 58,241 3,141,520

100 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Chemicals
Dow, Inc. 58,129 3,083,743
DuPont de Nemours, Inc. 34,764 2,798,154
Eastman Chemical Co. 9,702 950,505
Ecolab, Inc. 20,674 4,920,412
FMC Corp. 9,785 563,127
International Flavors &
Fragrances, Inc. 21,551 2,051,871
Linde plc(a) 39,941 17,526,510
LyondellBasell Industries NV,
Class A 20,385 1,950,029
Mosaic Co. (The) 27,086 782,785
PPG Industries, Inc. 19,377 2,439,370
Sherwin-Williams Co. (The) 19,483 5,814,312
53,946,699
Commercial Services & Supplies 0 .6%
Cintas Corp. 7,164 5,016,663
Copart, Inc.* 71,959 3,897,299
Republic Services, Inc., Class
A 16,655 3,236,733
Rollins, Inc.(a) 23,027 1,123,487
Veralto Corp.(a) 17,564 1,676,835
Waste Management, Inc. 30,365 6,478,069
21,429,086
Communications Equipment 0 .8%
Arista Networks, Inc.* 20,751 7,272,810
Cisco Systems, Inc. 334,129 15,874,469
F5, Inc.*(a) 4,653 801,386
Juniper Networks, Inc. 25,273 921,454
Motorola Solutions, Inc. 13,745 5,306,257
30,176,376
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 11,813 3,001,565
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 5,034 2,727,421
Vulcan Materials Co. 11,079 2,755,126
5,482,547
Consumer Finance 0 .5%
American Express Co. 47,022 10,887,944
Capital One Financial Corp. 31,176 4,316,317
Discover Financial Services 20,865 2,729,351
Synchrony Financial 33,211 1,567,227
19,500,839
Consumer Staples Distribution & Retail 1 .9%
Costco Wholesale Corp. 36,623 31,129,184
Dollar General Corp. 18,025 2,383,446
Dollar Tree, Inc.*(a) 17,238 1,840,501
Kroger Co. (The) 53,557 2,674,101
Sysco Corp. 41,683 2,975,749
Target Corp. 37,929 5,615,009
Walgreens Boots Alliance, Inc.
(a) 56,545 683,912
Walmart, Inc. 353,676 23,947,402
71,249,304
Containers & Packaging 0 .2%
Amcor plc(a) 119,712 1,170,783
Avery Dennison Corp. 6,432 1,406,357
Ball Corp. 25,343 1,521,087
International Paper Co.(a) 28,336 1,222,698
Packaging Corp. of America 7,387 1,348,571
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 21,091 1,060,034
7,729,530
Distributors 0 .1%
Genuine Parts Co. 11,452 1,584,040
LKQ Corp.(a) 22,920 953,243
Pool Corp. 3,151 968,397
3,505,680
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 589,305 11,261,618
Verizon Communications, Inc. 348,591 14,375,893
25,637,511
Electric Utilities 1 .5%
Alliant Energy Corp.(a) 20,588 1,047,929
American Electric Power Co.,
Inc. 42,889 3,763,081
Constellation Energy Corp. 26,104 5,227,848
Duke Energy Corp. 63,588 6,373,425
Edison International 32,001 2,297,992
Entergy Corp.(a) 17,037 1,822,959
Evergy, Inc.(a) 19,154 1,014,587
Eversource Energy 28,047 1,590,545
Exelon Corp. 81,430 2,818,292
FirstEnergy Corp.(a) 41,378 1,583,536
NextEra Energy, Inc.(a) 170,463 12,070,485
NRG Energy, Inc. 19,142 1,490,396
PG&E Corp. 174,003 3,038,092
Pinnacle West Capital Corp.(a) 10,117 772,737
PPL Corp. 59,081 1,633,590
Southern Co. (The) 90,870 7,048,786
Xcel Energy, Inc. 45,821 2,447,300
56,041,580
Electrical Equipment 0 .7%
AMETEK, Inc. 18,810 3,135,815
Eaton Corp. plc 32,894 10,313,914
Emerson Electric Co. 47,564 5,239,650
GE Vernova, Inc.* 22,191 3,805,979
Generac Holdings, Inc.* 4,937 652,770
Hubbell, Inc., Class B 4,302 1,572,295
Rockwell Automation, Inc. 9,532 2,623,969
27,344,392
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 98,580 6,641,335
CDW Corp. 10,979 2,457,539
Corning, Inc.(a) 64,494 2,505,592
Jabil, Inc. 10,343 1,125,215
Keysight Technologies, Inc.* 14,082 1,925,714
TE Connectivity Ltd. 25,288 3,804,074
Teledyne Technologies, Inc.* 3,780 1,466,564
Trimble, Inc.* 21,399 1,196,632
Zebra Technologies Corp.,
Class A* 4,170 1,288,238
22,410,903
Energy Equipment & Services 0 .3%
Baker Hughes Co., Class A(a) 83,004 2,919,250
Halliburton Co. 73,769 2,491,917
Schlumberger NV 117,355 5,536,809
10,947,976
Entertainment 1 .2%
Electronic Arts, Inc. 19,768 2,754,275

NVIT S&P 500 Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.*(a) 12,002 1,125,067
Netflix, Inc.* 35,585 24,015,605
Take-Two Interactive Software,
Inc.*(a) 12,981 2,018,416
Walt Disney Co. (The) 150,830 14,975,911
Warner Bros Discovery, Inc.* 178,895 1,330,979
46,220,253
Financial Services 3 .8%
Berkshire Hathaway, Inc.,
Class B* 149,608 60,860,534
Corpay, Inc.* 6,037 1,608,317
Fidelity National Information
Services, Inc. 45,934 3,461,586
Fiserv, Inc.* 49,213 7,334,706
Global Payments, Inc. 21,588 2,087,560
Jack Henry & Associates, Inc. 5,685 943,824
Mastercard, Inc., Class A 67,840 29,928,294
PayPal Holdings, Inc.* 88,688 5,146,565
Visa, Inc., Class A(a) 130,050 34,134,223
145,505,609
Food Products 0 .7%
Archer-Daniels-Midland Co. 40,829 2,468,113
Bunge Global SA(a) 11,960 1,276,969
Campbell Soup Co. 15,564 703,337
Conagra Brands, Inc. 39,142 1,112,416
General Mills, Inc.(a) 46,751 2,957,468
Hershey Co. (The)(a) 12,275 2,256,513
Hormel Foods Corp. 23,374 712,673
J M Smucker Co. (The) 9,041 985,831
Kellanova 22,566 1,301,607
Kraft Heinz Co. (The)(a) 64,275 2,070,940
Lamb Weston Holdings, Inc.(a) 11,972 1,006,606
McCormick & Co., Inc.
(Non-Voting) 20,041 1,421,709
Mondelez International, Inc.,
Class A 111,190 7,276,274
Tyson Foods, Inc., Class A 24,256 1,385,988
26,936,444
Gas Utilities 0 .0%
†
Atmos Energy Corp. 12,287 1,433,279
Ground Transportation 1 .0%
CSX Corp. 162,415 5,432,781
JB Hunt Transport Services,
Inc. 6,495 1,039,200
Norfolk Southern Corp.(a) 18,487 3,968,974
Old Dominion Freight Line, Inc. 14,838 2,620,391
Uber Technologies, Inc.* 172,547 12,540,716
Union Pacific Corp. 50,157 11,348,523
36,950,585
Health Care Equipment & Supplies 2 .3%
Abbott Laboratories 143,853 14,947,765
Align Technology, Inc.* 5,700 1,376,151
Baxter International, Inc.(a) 40,571 1,357,100
Becton Dickinson & Co. 23,909 5,587,772
Boston Scientific Corp.* 121,483 9,355,406
Cooper Cos., Inc. (The) 16,132 1,408,324
Dexcom, Inc.* 32,840 3,723,399
Edwards Lifesciences Corp.* 50,432 4,658,404
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc. 34,822 2,713,330
Hologic, Inc.* 19,456 1,444,608
IDEXX Laboratories, Inc.* 6,822 3,323,678
Insulet Corp.* 5,547 1,119,385
Intuitive Surgical, Inc.* 29,350 13,056,348
Medtronic plc 109,814 8,643,460
ResMed, Inc.(a) 12,296 2,353,700
Solventum Corp.*(a) 11,172 590,775
STERIS plc(a) 8,069 1,771,468
Stryker Corp. 27,885 9,487,871
Teleflex, Inc. 3,968 834,590
Zimmer Biomet Holdings, Inc. 17,616 1,911,865
89,665,399
Health Care Providers & Services 2 .4%
Cardinal Health, Inc. 19,749 1,941,722
Cencora, Inc. 13,701 3,086,835
Centene Corp.* 43,902 2,910,703
Cigna Group (The) 23,458 7,754,511
CVS Health Corp. 104,174 6,152,516
DaVita, Inc.* 4,450 616,636
Elevance Health, Inc. 19,260 10,436,224
HCA Healthcare, Inc. 16,139 5,185,138
Henry Schein, Inc.*(a) 10,876 697,152
Humana, Inc. 9,962 3,722,301
Labcorp Holdings, Inc.(a) 7,154 1,455,911
McKesson Corp. 10,714 6,257,405
Molina Healthcare, Inc.* 4,861 1,445,175
Quest Diagnostics, Inc. 9,434 1,291,326
UnitedHealth Group, Inc. 76,054 38,731,260
Universal Health Services,
Inc., Class B 5,255 971,807
92,656,622
Health Care REITs 0 .2%
Alexandria Real Estate
Equities, Inc.(a) 12,836 1,501,427
Healthpeak Properties, Inc. 57,721 1,131,332
Ventas, Inc.(a) 34,184 1,752,272
Welltower, Inc.(a) 49,374 5,147,239
9,532,270
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 60,893 1,094,856
Hotels, Restaurants & Leisure 1 .9%
Airbnb, Inc., Class A* 36,115 5,476,117
Booking Holdings, Inc. 2,802 11,100,123
Caesars Entertainment,
Inc.*(a) 17,288 687,025
Carnival Corp.* 82,742 1,548,930
Chipotle Mexican Grill, Inc.,
Class A* 112,800 7,066,920
Darden Restaurants, Inc. 10,116 1,530,753
Domino's Pizza, Inc. 2,875 1,484,449
Expedia Group, Inc.* 11,053 1,392,568
Hilton Worldwide Holdings,
Inc. 20,565 4,487,283
Las Vegas Sands Corp.(a) 29,857 1,321,172
Marriott International, Inc.,
Class A 20,088 4,856,676
McDonald's Corp. 59,643 15,199,422
MGM Resorts International* 22,509 1,000,300

102 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Norwegian Cruise Line
Holdings Ltd.*(a) 32,777 615,880
Royal Caribbean Cruises
Ltd.*(a) 19,645 3,132,002
Starbucks Corp. 92,639 7,211,946
Wynn Resorts Ltd. 8,098 724,771
Yum! Brands, Inc.(a) 23,217 3,075,324
71,911,661
Household Durables 0 .3%
DR Horton, Inc. 24,267 3,419,948
Garmin Ltd. 12,704 2,069,736
Lennar Corp., Class A 20,229 3,031,720
Mohawk Industries, Inc.* 4,471 507,861
NVR, Inc.* 264 2,003,380
PulteGroup, Inc. 17,221 1,896,032
12,928,677
Household Products 1 .2%
Church & Dwight Co., Inc. 20,745 2,150,842
Clorox Co. (The) 10,019 1,367,293
Colgate-Palmolive Co. 67,221 6,523,126
Kimberly-Clark Corp. 27,992 3,868,494
Procter & Gamble Co. (The) 194,893 32,141,753
46,051,508
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 54,846 963,644
Vistra Corp. 27,617 2,374,510
3,338,154
Industrial Conglomerates 0 .4%
3M Co. 45,771 4,677,339
Honeywell International, Inc. 54,308 11,596,930
16,274,269
Industrial REITs 0 .2%
Prologis, Inc. 76,378 8,578,013
Insurance 2 .0%
Aflac, Inc.(a) 43,348 3,871,410
Allstate Corp. (The) 21,553 3,441,152
American International Group,
Inc. 57,085 4,237,990
Aon plc, Class A 17,955 5,271,229
Arch Capital Group Ltd.*(a) 29,978 3,024,480
Arthur J Gallagher & Co. 17,882 4,636,981
Assurant, Inc. 4,031 670,154
Brown & Brown, Inc. 19,318 1,727,222
Chubb Ltd. 33,583 8,566,352
Cincinnati Financial Corp. 12,556 1,482,864
Everest Group Ltd. 3,740 1,425,015
Globe Life, Inc. 7,116 585,504
Hartford Financial Services
Group, Inc. (The) 24,388 2,451,969
Loews Corp. 15,820 1,182,387
Marsh & McLennan Cos., Inc. 40,465 8,526,785
MetLife, Inc. 50,653 3,555,334
Principal Financial Group, Inc. 18,084 1,418,690
Progressive Corp. (The) 48,215 10,014,738
Prudential Financial, Inc. 29,245 3,427,222
Travelers Cos., Inc. (The) 18,822 3,827,265
W R Berkley Corp. 16,265 1,278,104
Common Stocks
Shares Value ($)
Insurance
Willis Towers Watson plc(a) 8,405 2,203,287
76,826,134
Interactive Media & Services 6 .6%
Alphabet, Inc., Class A 485,209 88,380,819
Alphabet, Inc., Class C 403,538 74,016,940
Match Group, Inc.*(a) 22,017 668,877
Meta Platforms, Inc., Class A 180,904 91,215,415
254,282,051
IT Services 1 .0%
Accenture plc, Class A 51,955 15,763,666
Akamai Technologies, Inc.* 12,450 1,121,496
Cognizant Technology
Solutions Corp., Class A(a) 40,742 2,770,456
EPAM Systems, Inc.* 4,639 872,642
Gartner, Inc.* 6,393 2,870,841
GoDaddy, Inc., Class A*(a) 11,639 1,626,085
International Business
Machines Corp. 75,911 13,128,807
VeriSign, Inc.* 7,137 1,268,959
39,422,952
Leisure Products 0 .0%
†
Hasbro, Inc. 10,037 587,165
Life Sciences Tools & Services 1 .2%
Agilent Technologies, Inc. 24,231 3,141,065
Bio-Rad Laboratories, Inc.,
Class A*(a) 1,681 459,098
Bio-Techne Corp. 13,140 941,481
Charles River Laboratories
International, Inc.*(a) 4,419 912,877
Danaher Corp. 54,076 13,510,889
IQVIA Holdings, Inc.*(a) 14,789 3,126,986
Mettler-Toledo International,
Inc.* 1,763 2,463,951
Revvity, Inc.(a) 9,805 1,028,152
Thermo Fisher Scientific, Inc. 31,770 17,568,810
Waters Corp.*(a) 5,040 1,462,205
West Pharmaceutical
Services, Inc. 5,972 1,967,117
46,582,631
Machinery 1 .6%
Caterpillar, Inc. 40,385 13,452,243
Cummins, Inc. 11,669 3,231,496
Deere & Co. 21,504 8,034,539
Dover Corp. 11,740 2,118,483
Fortive Corp. 28,838 2,136,896
IDEX Corp. 6,374 1,282,449
Illinois Tool Works, Inc.(a) 22,275 5,278,284
Ingersoll Rand, Inc.(a) 32,953 2,993,450
Nordson Corp.(a) 4,354 1,009,867
Otis Worldwide Corp.(a) 33,411 3,216,143
PACCAR, Inc.(a) 43,008 4,427,244
Parker-Hannifin Corp. 10,517 5,319,604
Pentair plc 12,775 979,459
Snap-on, Inc. 4,202 1,098,361
Stanley Black & Decker, Inc.
(a) 12,256 979,132
Westinghouse Air Brake
Technologies Corp. 14,500 2,291,725

NVIT S&P 500 Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Machinery
Xylem, Inc. 19,640 2,663,773
60,513,148
Media 0 .5%
Charter Communications, Inc.,
Class A*(a) 8,161 2,439,812
Comcast Corp., Class A 325,894 12,762,009
Fox Corp., Class A(a) 20,342 699,155
Fox Corp., Class B 9,417 301,532
Interpublic Group of Cos., Inc.
(The)(a) 30,709 893,325
News Corp., Class A 30,655 845,158
News Corp., Class B(a) 9,114 258,747
Omnicom Group, Inc. 16,409 1,471,887
Paramount Global, Class B 39,422 409,595
20,081,220
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 118,133 5,741,264
Newmont Corp. 95,450 3,996,492
Nucor Corp. 20,410 3,226,413
Steel Dynamics, Inc.(a) 12,359 1,600,490
14,564,659
Multi-Utilities 0 .6%
Ameren Corp. 21,913 1,558,233
CenterPoint Energy, Inc.(a) 52,666 1,631,593
CMS Energy Corp. 25,321 1,507,359
Consolidated Edison, Inc. 28,660 2,562,777
Dominion Energy, Inc.(a) 68,014 3,332,686
DTE Energy Co.(a) 16,607 1,843,543
NiSource, Inc.(a) 35,820 1,031,974
Public Service Enterprise
Group, Inc. 41,484 3,057,371
Sempra 51,224 3,896,098
WEC Energy Group, Inc. 25,835 2,027,014
22,448,648
Office REITs 0 .0%
†
Boston Properties, Inc.(a) 12,518 770,608
Oil, Gas & Consumable Fuels 3 .3%
APA Corp.(a) 29,699 874,339
Chevron Corp. 142,619 22,308,464
ConocoPhillips(a) 96,872 11,080,219
Coterra Energy, Inc.(a) 63,132 1,683,730
Devon Energy Corp.(a) 52,874 2,506,228
Diamondback Energy, Inc. 14,714 2,945,596
EOG Resources, Inc. 48,076 6,051,326
EQT Corp.(a) 36,465 1,348,476
Exxon Mobil Corp. 371,482 42,765,008
Hess Corp. 22,622 3,337,197
Kinder Morgan, Inc. 156,594 3,111,523
Marathon Oil Corp. 46,561 1,334,904
Marathon Petroleum Corp. 30,013 5,206,655
Occidental Petroleum Corp.(a) 54,780 3,452,783
ONEOK, Inc. 47,487 3,872,565
Phillips 66 35,706 5,040,616
Targa Resources Corp. 18,746 2,414,110
Valero Energy Corp. 28,161 4,414,518
Williams Cos., Inc. (The) 99,456 4,226,880
127,975,137
Common Stocks
Shares Value ($)
Passenger Airlines 0 .1%
American Airlines Group,
Inc.*(a) 54,960 622,697
Delta Air Lines, Inc. 53,656 2,545,441
Southwest Airlines Co.(a) 47,487 1,358,603
United Airlines Holdings,
Inc.*(a) 26,375 1,283,407
5,810,148
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 19,289 2,052,350
Kenvue, Inc.(a) 160,084 2,910,327
4,962,677
Pharmaceuticals 3 .7%
Bristol-Myers Squibb Co. 166,548 6,916,739
Catalent, Inc.* 15,954 897,093
Eli Lilly & Co. 65,925 59,687,177
Johnson & Johnson 198,737 29,047,400
Merck & Co., Inc. 209,259 25,906,264
Pfizer, Inc. 468,793 13,116,828
Viatris, Inc. 95,453 1,014,665
Zoetis, Inc., Class A 37,719 6,538,966
143,125,132
Professional Services 0 .6%
Automatic Data Processing,
Inc. 33,854 8,080,611
Broadridge Financial
Solutions, Inc.(a) 9,563 1,883,911
Dayforce, Inc.*(a) 13,476 668,410
Equifax, Inc.(a) 10,078 2,443,512
Jacobs Solutions, Inc. 10,022 1,400,174
Leidos Holdings, Inc. 11,645 1,698,773
Paychex, Inc.(a) 26,229 3,109,710
Paycom Software, Inc.(a) 3,785 541,406
Verisk Analytics, Inc., Class A 11,990 3,231,904
23,058,411
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 24,579 2,190,235
CoStar Group, Inc.*(a) 33,307 2,469,381
4,659,616
Residential REITs 0 .3%
AvalonBay Communities, Inc. 11,456 2,370,132
Camden Property Trust 8,878 968,679
Equity Residential(a) 28,632 1,985,343
Essex Property Trust, Inc. 5,368 1,461,170
Invitation Homes, Inc. 48,391 1,736,753
Mid-America Apartment
Communities, Inc.(a) 9,438 1,345,953
UDR, Inc. 24,803 1,020,643
10,888,673
Retail REITs 0 .3%
Federal Realty Investment
Trust 6,116 617,532
Kimco Realty Corp.(a) 56,787 1,105,075
Realty Income Corp. 71,906 3,798,075
Regency Centers Corp. 13,290 826,638
Simon Property Group, Inc. 26,856 4,076,741
10,424,061
Semiconductors & Semiconductor Equipment 11 .9%
Advanced Micro Devices, Inc.* 133,581 21,668,174

104 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Analog Devices, Inc. 40,765 9,305,019
Applied Materials, Inc. 68,418 16,145,964
Broadcom, Inc. 35,972 57,754,125
Enphase Energy, Inc.*(a) 11,600 1,156,636
First Solar, Inc.*(a) 8,640 1,947,974
Intel Corp. 351,531 10,886,915
KLA Corp. 11,191 9,227,091
Lam Research Corp. 10,766 11,464,175
Microchip Technology, Inc. 44,908 4,109,082
Micron Technology, Inc. 91,543 12,040,651
Monolithic Power Systems,
Inc.(a) 4,023 3,305,619
NVIDIA Corp. 2,031,020 250,912,211
NXP Semiconductors NV 21,246 5,717,086
ON Semiconductor Corp.* 35,027 2,401,101
Qorvo, Inc.* 8,062 935,514
QUALCOMM, Inc. 92,321 18,388,497
Skyworks Solutions, Inc. 12,928 1,377,866
Teradyne, Inc. 13,050 1,935,185
Texas Instruments, Inc. 74,970 14,583,914
455,262,799
Software 10 .8%
Adobe, Inc.* 37,167 20,647,755
ANSYS, Inc.* 7,036 2,262,074
Autodesk, Inc.* 17,779 4,399,414
Cadence Design Systems,
Inc.* 22,548 6,939,147
Crowdstrike Holdings, Inc.,
Class A*(a) 19,048 7,299,003
Fair Isaac Corp.* 2,097 3,121,720
Fortinet, Inc.* 52,510 3,164,778
Gen Digital, Inc.(a) 45,482 1,136,140
Intuit, Inc. 23,024 15,131,603
Microsoft Corp. 613,739 274,310,646
Oracle Corp. 131,907 18,625,269
Palo Alto Networks, Inc.*(a) 26,681 9,045,126
PTC, Inc.*(a) 9,611 1,746,030
Roper Technologies, Inc. 8,700 4,903,842
Salesforce, Inc.(a) 80,237 20,628,933
ServiceNow, Inc.* 16,870 13,271,123
Synopsys, Inc.* 12,572 7,481,094
Tyler Technologies, Inc.*(a) 3,409 1,713,977
415,827,674
Specialized REITs 0 .9%
American Tower Corp. 38,694 7,521,340
Crown Castle, Inc. 35,761 3,493,850
Digital Realty Trust, Inc.(a) 26,884 4,087,712
Equinix, Inc. 7,837 5,929,474
Extra Space Storage, Inc. 17,787 2,764,278
Iron Mountain, Inc.(a) 23,713 2,125,159
Public Storage 12,960 3,727,944
SBA Communications Corp.,
Class A 8,899 1,746,874
VICI Properties, Inc., Class A 84,397 2,417,130
Weyerhaeuser Co. 59,614 1,692,441
35,506,202
Specialty Retail 1 .8%
AutoZone, Inc.* 1,420 4,209,022
Bath & Body Works, Inc. 19,150 747,808
Best Buy Co., Inc. 15,770 1,329,253
Common Stocks
Shares Value ($)
Specialty Retail
CarMax, Inc.*(a) 12,857 942,932
Home Depot, Inc. (The) 81,838 28,171,913
Lowe's Cos., Inc. 47,107 10,385,209
O'Reilly Automotive, Inc.*(a) 4,886 5,159,909
Ross Stores, Inc. 28,023 4,072,302
TJX Cos., Inc. (The)(a) 93,475 10,291,598
Tractor Supply Co. 8,826 2,383,020
Ulta Beauty, Inc.* 4,010 1,547,339
69,240,305
Technology Hardware, Storage & Peripherals 6 .9%
Apple, Inc. 1,190,272 250,695,089
Hewlett Packard Enterprise
Co. 105,489 2,233,202
HP, Inc. 71,190 2,493,074
NetApp, Inc. 17,340 2,233,392
Seagate Technology Holdings
plc(a) 16,452 1,698,998
Super Micro Computer, Inc.*(a) 4,140 3,392,109
Western Digital Corp.* 27,324 2,070,339
264,816,203
Textiles, Apparel & Luxury Goods 0 .4%
Deckers Outdoor Corp.* 2,093 2,025,920
Lululemon Athletica, Inc.* 9,279 2,771,637
NIKE, Inc., Class B 100,167 7,549,587
Ralph Lauren Corp., Class
A(a) 3,037 531,657
Tapestry, Inc. 19,167 820,156
13,698,957
Tobacco 0 .5%
Altria Group, Inc.(a) 145,527 6,628,755
Philip Morris International, Inc. 127,798 12,949,771
19,578,526
Trading Companies & Distributors 0 .3%
Fastenal Co. 46,723 2,936,073
United Rentals, Inc.(a) 5,569 3,601,639
WW Grainger, Inc.(a) 3,685 3,324,755
9,862,467
Water Utilities 0 .1%
American Water Works Co.,
Inc. 16,346 2,111,249
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc.(a) 42,941 7,565,345
Total Common Stocks
(cost $1,066,270,551) 3,785,598,947
Repurchase Agreements 4 .2%
Principal
Amount ($)
Bank of America NA,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $5,002,213,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/1/2042 -
7/1/2046; total market
value $5,100,000.(b)(c) 5,000,000 5,000,000

NVIT S&P 500 Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 105
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $3,001,328,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 6.34%, maturing
3/25/2028 - 10/20/2065;
total market value
$3,060,000.(b)(c) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $11,205,022,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074; total
market value $11,424,000.
(b)(c) 11,200,000 11,200,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $11,314,251,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$11,535,364.(b)(c) 11,309,180 11,309,180
Citi Global Market, Inc.,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $80,035,400,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 2.25%, maturing
3/31/2026 - 7/31/2028;
total market value
$81,600,023.(b)(c) 80,000,000 80,000,000
MetLife, Inc.,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,004,442,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $10,205,592.(b)(c) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $25,011,105,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $25,500,000.(b)(c) 25,000,000 25,000,000
Santander US Capital
Markets,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $15,006,663,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 7.18%, maturing
8/25/2024 - 8/20/2071;
total market value
$15,306,796.(b)(c) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $160,509,180) 160,509,180
Total Investments
(cost $1,226,779,731) — 102.9% 3,946,108,127
Liabilities in excess of other assets — (2.9)% (110,677,527)
NET ASSETS — 100.0%
$ 3,835,430,600
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June 30,
2024 was $289,150,089, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $160,509,180 and by $135,316,914 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/15/2024 – 2/15/2054, a total value of $295,826,094.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $160,509,180.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

106 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT S&P 500 Index Fund
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 117 9/2024 USD 32,300,775 66,401
Net contracts 66,401
As of June 30, 2024, the Fund had $1,789,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Small Cap Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 107
Closed End Fund
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 5,320 29,420
Total Closed End Fund
(cost  $54,894) 29,420
Common Stocks 99 .4%
Shares Value ($)
Aerospace & Defense 1 .1%
AAR Corp.*(a) 5,831 423,914
AeroVironment, Inc.* 4,378 797,497
AerSale Corp.*(a) 5,138 35,555
Archer Aviation, Inc., Class
A*(a) 39,207 138,009
Astronics Corp.* 4,874 97,626
Byrna Technologies, Inc.* 2,932 29,261
Cadre Holdings, Inc. 4,374 146,792
Ducommun, Inc.* 2,319 134,641
Eve Holding, Inc.*(a) 2,638 10,684
Intuitive Machines, Inc.* 4,917 16,226
Kratos Defense & Security
Solutions, Inc.* 24,850 497,249
Leonardo DRS, Inc.*(a) 10,429 266,044
Mercury Systems, Inc.* 9,200 248,308
Moog, Inc., Class A(a) 4,814 805,382
National Presto Industries, Inc. 841 63,184
Park Aerospace Corp. 3,200 43,776
Redwire Corp.*(a) 3,789 27,167
Rocket Lab USA, Inc.*(a) 58,208 279,398
Terran Orbital Corp.*(a) 25,561 20,960
Triumph Group, Inc.* 10,975 169,125
V2X, Inc.* 2,094 100,428
Virgin Galactic Holdings,
Inc.*(a) 3,719 31,351
VirTra, Inc.* 1,777 13,665
4,396,242
Air Freight & Logistics 0 .2%
Air Transport Services Group,
Inc.*(a) 8,425 116,855
Forward Air Corp.(a) 4,310 82,062
Hub Group, Inc., Class A 10,232 440,488
Radiant Logistics, Inc.*(a) 5,309 30,208
669,613
Automobile Components 1 .3%
Adient plc*(a) 15,557 384,414
American Axle &
Manufacturing Holdings,
Inc.* 19,785 138,297
Cooper-Standard Holdings,
Inc.* 2,530 31,473
Dana, Inc. 22,285 270,094
Dorman Products, Inc.* 4,360 398,853
Fox Factory Holding Corp.* 7,066 340,511
Gentherm, Inc.* 5,182 255,576
Goodyear Tire & Rubber Co.
(The)* 47,686 541,236
Holley, Inc.*(a) 7,906 28,304
LCI Industries(a) 4,179 432,025
Common Stocks
Shares Value ($)
Automobile Components
Luminar Technologies, Inc.,
Class A*(a) 55,795 83,135
Modine Manufacturing Co.*(a) 8,644 866,042
Patrick Industries, Inc.(a) 3,693 400,875
Phinia, Inc. 7,648 301,025
Solid Power, Inc.*(a) 23,719 39,136
Standard Motor Products, Inc.
(a) 3,651 101,242
Stoneridge, Inc.* 4,489 71,644
Visteon Corp.* 4,568 487,406
XPEL, Inc. Reg. S*(a) 4,196 149,210
5,320,498
Automobiles 0 .1%
Canoo, Inc.* 9,831 20,940
Livewire Group, Inc.* 2,867 21,961
Winnebago Industries, Inc.(a) 4,852 262,979
305,880
Banks 9 .1%
1st Source Corp. 3,424 183,595
ACNB Corp.(a) 1,409 51,104
Amalgamated Financial Corp. 3,388 92,831
Amerant Bancorp, Inc., Class
A(a) 5,618 127,529
Ameris Bancorp 10,998 553,749
Ames National Corp.(a) 1,751 35,878
Arrow Financial Corp. 2,922 76,118
Associated Banc-Corp.(a) 27,009 571,240
Atlantic Union Bankshares
Corp.(a) 13,526 444,329
Axos Financial, Inc.*(a) 9,130 521,779
Banc of California, Inc.(a) 23,798 304,138
BancFirst Corp.(a) 3,522 308,879
Bancorp, Inc. (The)*(a) 7,971 300,985
Bank First Corp.(a) 1,670 137,925
Bank of Hawaii Corp.(a) 5,495 314,369
Bank of Marin Bancorp(a) 3,250 52,617
Bank of NT Butterfield & Son
Ltd. (The) 8,357 293,498
Bank7 Corp. 774 24,226
BankUnited, Inc. 10,789 315,794
Bankwell Financial Group, Inc. 1,138 28,871
Banner Corp. 4,634 230,032
Bar Harbor Bankshares 3,220 86,554
BayCom Corp. 1,915 38,970
BCB Bancorp, Inc. 2,988 31,762
Berkshire Hills Bancorp, Inc. 5,986 136,481
Blue Foundry Bancorp* 3,416 30,983
Blue Ridge Bankshares, Inc.* 170 444
Bridgewater Bancshares,
Inc.*(a) 3,221 37,396
Brookline Bancorp, Inc. 12,973 108,325
Burke & Herbert Financial
Services Corp. 2,203 112,309
Business First Bancshares,
Inc. 4,444 96,701
Byline Bancorp, Inc. 5,975 141,846
C&F Financial Corp. 56 2,699
Cadence Bank 23,822 673,686
California Bancorp, Inc.* 1,414 30,401
Cambridge Bancorp(a) 1,306 90,114
Camden National Corp. 2,722 89,826

108 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Capital Bancorp, Inc. 1,596 32,718
Capital City Bank Group, Inc. 2,575 73,233
Capitol Federal Financial, Inc. 19,252 105,693
Carter Bankshares, Inc.* 3,912 59,149
Cathay General Bancorp(a) 10,862 409,715
Central Pacific Financial Corp. 3,687 78,164
Chemung Financial Corp.(a) 697 33,456
ChoiceOne Financial Services,
Inc.(a) 1,297 37,159
Citizens & Northern Corp. 2,793 49,967
Citizens Financial Services,
Inc.(a) 754 33,906
City Holding Co.(a) 2,183 231,944
Civista Bancshares, Inc.(a) 3,098 47,988
CNB Financial Corp.(a) 4,088 83,436
Coastal Financial Corp.* 2,040 94,126
Codorus Valley Bancorp, Inc. 1,777 42,719
Colony Bankcorp, Inc.(a) 3,190 39,077
Columbia Financial, Inc.*(a) 4,683 70,104
Community Financial System,
Inc.(a) 7,430 350,770
Community Trust Bancorp, Inc. 2,885 125,959
Community West
Bancshares(a) 3,072 56,832
ConnectOne Bancorp, Inc. 6,573 124,164
CrossFirst Bankshares, Inc.* 8,282 116,114
Customers Bancorp, Inc.* 4,952 237,597
CVB Financial Corp. 22,142 381,728
Dime Community Bancshares,
Inc.(a) 5,939 121,156
Eagle Bancorp, Inc. 4,530 85,617
Eastern Bankshares, Inc. 26,875 375,712
Enterprise Bancorp, Inc. 1,950 48,516
Enterprise Financial Services
Corp. 6,754 276,306
Equity Bancshares, Inc., Class
A(a) 2,705 95,216
Esquire Financial Holdings,
Inc. 1,191 56,692
ESSA Bancorp, Inc.(a) 1,672 29,410
Farmers & Merchants
Bancorp, Inc.(a) 2,175 50,503
Farmers National Banc Corp.
(a) 6,916 86,381
FB Financial Corp. 6,522 254,554
Fidelity D&D Bancorp, Inc.(a) 857 37,537
Financial Institutions, Inc. 3,127 60,414
First Bancorp(a) 29,936 638,810
First Bancorp, Inc. (The)(a) 2,094 52,036
First Bancshares, Inc. (The) 5,710 148,346
First Bank 4,076 51,928
First Busey Corp. 10,468 253,430
First Business Financial
Services, Inc. 1,571 58,111
First Commonwealth Financial
Corp. 15,798 218,170
First Community Bankshares,
Inc. 3,049 112,325
First Financial Bancorp 14,040 311,969
First Financial Bankshares,
Inc.(a) 22,147 654,001
Common Stocks
Shares Value ($)
Banks
First Financial Corp. 2,476 91,315
First Financial Northwest, Inc. 1,219 25,757
First Foundation, Inc.(a) 9,343 61,197
First Internet Bancorp 1,450 39,179
First Interstate BancSystem,
Inc., Class A 13,974 388,058
First Merchants Corp. 10,840 360,864
First Mid Bancshares, Inc. 4,381 144,047
First of Long Island Corp.
(The) 4,701 47,104
First Western Financial, Inc.* 1,380 23,460
Five Star Bancorp(a) 3,072 72,653
Flushing Financial Corp.(a) 4,731 62,213
FS Bancorp, Inc. 1,125 41,006
Fulton Financial Corp.(a) 25,040 425,179
FVCBankcorp, Inc.* 2,595 28,337
German American Bancorp,
Inc.(a) 5,137 181,593
Glacier Bancorp, Inc.(a) 19,308 720,575
Great Southern Bancorp, Inc.
(a) 1,658 92,201
Greene County Bancorp, Inc.
(a) 1,142 38,497
Guaranty Bancshares, Inc. 1,385 43,683
Hancock Whitney Corp. 14,495 693,296
Hanmi Financial Corp. 4,070 68,050
HarborOne Bancorp, Inc. 7,279 81,015
HBT Financial, Inc. 2,615 53,398
Heartland Financial USA, Inc. 7,258 322,618
Heritage Commerce Corp. 12,689 110,394
Heritage Financial Corp. 5,224 94,189
Hilltop Holdings, Inc. 8,546 267,319
Hingham Institution for
Savings(a) 254 45,435
Home Bancorp, Inc. 1,439 57,574
Home BancShares, Inc. 32,999 790,656
HomeStreet, Inc. 2,867 32,684
HomeTrust Bancshares, Inc. 2,829 84,955
Hope Bancorp, Inc. 17,615 189,185
Horizon Bancorp, Inc. 8,414 104,081
Independent Bank Corp. 10,268 420,979
Independent Bank Group, Inc.
(a) 6,060 275,851
International Bancshares Corp. 9,458 541,092
Investar Holding Corp. 1,782 27,443
John Marshall Bancorp, Inc.(a) 1,893 33,014
Kearny Financial Corp. 10,426 64,120
Lakeland Financial Corp.(a) 3,933 241,958
LCNB Corp.(a) 2,456 34,163
LINKBANCORP, Inc. 3,402 20,820
Live Oak Bancshares, Inc. 5,959 208,923
Macatawa Bank Corp. 4,543 66,328
Mercantile Bank Corp. 2,980 120,899
Metrocity Bankshares, Inc. 3,461 91,370
Metropolitan Bank Holding
Corp.* 1,787 75,215
Mid Penn Bancorp, Inc.(a) 2,903 63,721
Middlefield Banc Corp.(a) 1,398 33,622
Midland States Bancorp, Inc. 3,284 74,383
MidWestOne Financial Group,
Inc.(a) 2,970 66,795
MVB Financial Corp. 2,183 40,691

NVIT Small Cap Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Banks
National Bank Holdings Corp.,
Class A(a) 5,179 202,240
National Bankshares, Inc.(a) 1,074 30,373
NB Bancorp, Inc.* 6,832 103,027
NBT Bancorp, Inc.(a) 6,893 266,070
New York Community
Bancorp, Inc. 127,494 410,531
Nicolet Bankshares, Inc.(a) 2,306 191,490
Northeast Bank 1,152 70,111
Northeast Community
Bancorp, Inc. 2,179 38,830
Northfield Bancorp, Inc. 7,347 69,650
Northrim Bancorp, Inc. 1,045 60,234
Northwest Bancshares, Inc.(a) 19,878 229,591
Norwood Financial Corp.(a) 1,304 33,095
Oak Valley Bancorp 1,116 27,867
OceanFirst Financial Corp. 10,652 169,260
OFG Bancorp 7,199 269,603
Old National Bancorp(a) 54,885 943,473
Old Second Bancorp, Inc.(a) 8,004 118,539
Orange County Bancorp, Inc. 943 49,866
Origin Bancorp, Inc.(a) 5,282 167,545
Orrstown Financial Services,
Inc. 1,796 49,139
Pacific Premier Bancorp, Inc. 14,171 325,508
Park National Corp.(a) 2,568 365,529
Parke Bancorp, Inc. 2,384 41,482
Pathward Financial, Inc. 3,767 213,099
PCB Bancorp 2,145 34,921
Peapack-Gladstone Financial
Corp.(a) 2,897 65,617
Peoples Bancorp of North
Carolina, Inc. 839 24,499
Peoples Bancorp, Inc. 6,301 189,030
Peoples Financial Services
Corp.(a) 1,563 71,179
Pioneer Bancorp, Inc.* 2,248 22,502
Plumas Bancorp 970 34,901
Ponce Financial Group, Inc.* 2,998 27,402
Preferred Bank(a) 1,239 93,532
Premier Financial Corp. 6,612 135,282
Primis Financial Corp. 3,510 36,785
Princeton Bancorp, Inc.(a) 996 32,968
Provident Bancorp, Inc.* 2,598 26,474
Provident Financial Services,
Inc.(a) 19,954 286,340
QCR Holdings, Inc. 3,075 184,500
RBB Bancorp 3,178 59,778
Red River Bancshares, Inc. 791 37,960
Renasant Corp. 8,221 251,069
Republic Bancorp, Inc., Class
A 1,614 86,527
S&T Bancorp, Inc.(a) 6,044 201,809
Sandy Spring Bancorp, Inc. 8,090 197,072
Seacoast Banking Corp. of
Florida 13,223 312,592
ServisFirst Bancshares, Inc.(a) 8,477 535,662
Shore Bancshares, Inc. 5,975 68,414
Sierra Bancorp(a) 2,567 57,449
Simmons First National Corp.,
Class A 18,578 326,601
SmartFinancial, Inc. 3,072 72,714
Common Stocks
Shares Value ($)
Banks
South Plains Financial, Inc. 2,431 65,637
Southern California Bancorp* 1,920 25,862
Southern First Bancshares,
Inc.* 1,282 37,486
Southern Missouri Bancorp,
Inc. 1,705 76,742
Southern States Bancshares,
Inc. 1,508 40,927
Southside Bancshares, Inc. 4,810 132,804
SouthState Corp.(a) 13,194 1,008,285
Stellar Bancorp, Inc.(a) 8,761 201,153
Sterling Bancorp, Inc.* 3,556 18,598
Stock Yards Bancorp, Inc. 4,343 215,717
Texas Capital Bancshares,
Inc.* 8,167 499,330
Third Coast Bancshares, Inc.* 2,127 45,241
Timberland Bancorp, Inc. 1,353 36,653
Tompkins Financial Corp. 2,344 114,622
Towne Bank 12,970 353,692
TriCo Bancshares 5,623 222,502
Triumph Financial, Inc.*(a) 3,695 302,066
TrustCo Bank Corp. 2,956 85,044
Trustmark Corp. 8,118 243,865
UMB Financial Corp.(a) 7,764 647,673
United Bankshares, Inc. 22,085 716,437
United Community Banks, Inc.
(a) 17,626 448,758
Unity Bancorp, Inc. 1,254 37,081
Univest Financial Corp. 5,277 120,474
USCB Financial Holdings, Inc. 1,595 20,464
Valley National Bancorp(a) 72,105 503,293
Veritex Holdings, Inc. 7,640 161,128
Virginia National Bankshares
Corp. 841 27,585
WaFd, Inc. 12,532 358,165
Washington Trust Bancorp,
Inc. 3,365 92,235
WesBanco, Inc. 10,635 296,823
West Bancorp, Inc. 2,818 50,442
Westamerica Bancorp 4,038 195,964
WSFS Financial Corp.(a) 8,416 395,552
37,772,026
Beverages 0 .3%
Duckhorn Portfolio, Inc.
(The)*(a) 8,226 58,405
MGP Ingredients, Inc.(a) 2,455 182,652
National Beverage Corp. 3,898 199,733
Primo Water Corp. 26,570 580,820
Vita Coco Co., Inc. (The)*(a) 6,520 181,582
1,203,192
Biotechnology 8 .7%
2seventy bio, Inc.*(a) 9,313 35,855
4D Molecular Therapeutics,
Inc.*(a) 8,341 175,078
89bio, Inc.* 13,092 104,867
Aadi Bioscience, Inc.* 294 429
Absci Corp.* 13,547 41,725
ACADIA Pharmaceuticals,
Inc.* 20,044 325,715
ACELYRIN, Inc.* 13,191 58,172
Achieve Life Sciences, Inc.* 5,698 26,781

110 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Acrivon Therapeutics, Inc.*(a) 2,378 13,792
Actinium Pharmaceuticals,
Inc.* 4,724 34,958
Acumen Pharmaceuticals,
Inc.* 6,975 16,880
ADC Therapeutics SA* 11,693 36,950
Adicet Bio, Inc.* 749 906
ADMA Biologics, Inc.* 37,707 421,564
Adverum Biotechnologies,
Inc.* 3,490 23,941
Aerovate Therapeutics,
Inc.*(a) 1,797 2,983
Agenus, Inc.* 3,412 57,151
Agios Pharmaceuticals, Inc.* 9,451 407,527
Akero Therapeutics, Inc.* 11,334 265,896
Aldeyra Therapeutics, Inc.* 9,299 30,780
Alector, Inc.* 13,530 61,426
Alkermes plc*(a) 28,087 676,897
Allogene Therapeutics, Inc.*(a) 18,546 43,212
Altimmune, Inc.*(a) 11,956 79,507
ALX Oncology Holdings, Inc.* 5,565 33,557
Amicus Therapeutics, Inc.* 49,017 486,249
AnaptysBio, Inc.*(a) 3,143 78,764
Anavex Life Sciences
Corp.*(a) 11,323 47,783
Anika Therapeutics, Inc.* 2,268 57,448
Annexon, Inc.* 14,132 69,247
Apogee Therapeutics, Inc.*(a) 6,074 239,012
Applied Therapeutics, Inc.* 16,073 75,061
Arbutus Biopharma Corp.* 23,432 72,405
Arcellx, Inc.*(a) 7,207 397,754
Arcturus Therapeutics
Holdings, Inc.*(a) 3,757 91,483
Arcus Biosciences, Inc.*(a) 9,119 138,882
Arcutis Biotherapeutics,
Inc.*(a) 17,754 165,112
Ardelyx, Inc.*(a) 38,908 288,308
ArriVent Biopharma, Inc.* 1,474 27,343
Arrowhead Pharmaceuticals,
Inc.*(a) 19,966 518,916
ARS Pharmaceuticals, Inc.*(a) 8,271 70,386
Astria Therapeutics, Inc.* 7,515 68,387
Atossa Therapeutics, Inc.* 21,317 25,367
Aura Biosciences, Inc.* 7,530 56,927
Aurinia Pharmaceuticals,
Inc.*(a) 24,000 137,040
Avid Bioservices, Inc.*(a) 10,318 73,671
Avidity Biosciences, Inc.*(a) 16,885 689,752
Avita Medical, Inc.*(a) 3,758 29,763
Beam Therapeutics, Inc.*(a) 12,786 299,576
BioAtla, Inc.* 663 908
BioCryst Pharmaceuticals,
Inc.*(a) 34,501 213,216
Biohaven Ltd.* 12,572 436,374
Biomea Fusion, Inc.*(a) 5,189 23,351
Bioxcel Therapeutics, Inc.* 243 311
Black Diamond Therapeutics,
Inc.* 6,287 29,297
Bluebird Bio, Inc.*(a) 30,145 29,669
Blueprint Medicines Corp.*(a) 10,516 1,133,414
Bridgebio Pharma, Inc.*(a) 23,493 595,078
C4 Therapeutics, Inc.* 9,929 45,872
Common Stocks
Shares Value ($)
Biotechnology
Cabaletta Bio, Inc.* 7,252 54,245
Candel Therapeutics, Inc.* 2,534 15,711
Capricor Therapeutics, Inc.* 4,266 20,349
Cardiff Oncology, Inc.* 6,729 14,938
CareDx, Inc.* 8,507 132,114
Cargo Therapeutics, Inc.* 3,279 53,841
Caribou Biosciences, Inc.* 12,763 20,931
Carisma Therapeutics, Inc.* 891 1,354
Cartesian Therapeutics,
Inc.*(a) 1,189 32,115
Catalyst Pharmaceuticals,
Inc.* 19,389 300,336
Celcuity, Inc.* 3,909 64,029
Celldex Therapeutics, Inc.*(a) 10,798 399,634
Century Therapeutics, Inc.* 7,616 19,421
CervoMed, Inc.* 921 15,768
CG oncology, Inc.*(a) 3,751 118,419
Cibus, Inc., Class A* 2,497 24,595
Cogent Biosciences, Inc.*(a) 15,342 129,333
Coherus Biosciences, Inc.*(a) 18,551 32,093
Compass Therapeutics,
Inc.*(a) 13,288 13,288
Corbus Pharmaceuticals
Holdings, Inc.* 1,710 77,378
Crinetics Pharmaceuticals,
Inc.* 13,002 582,360
Cue Biopharma, Inc.* 577 715
Cullinan Therapeutics, Inc.*(a) 6,505 113,447
Cytokinetics, Inc.*(a) 18,660 1,010,999
Day One Biopharmaceuticals,
Inc.*(a) 8,756 120,658
Denali Therapeutics, Inc.* 20,791 482,767
Design Therapeutics, Inc.* 5,087 17,041
Dianthus Therapeutics, Inc.* 3,987 103,184
Disc Medicine, Inc.*(a) 2,748 123,852
Dynavax Technologies
Corp.*(a) 22,330 250,766
Dyne Therapeutics, Inc.* 13,509 476,733
Editas Medicine, Inc.*(a) 14,058 65,651
Elevation Oncology, Inc.* 7,796 21,049
Eliem Therapeutics, Inc.* 1,184 8,418
Enanta Pharmaceuticals, Inc.* 3,088 40,051
Entrada Therapeutics, Inc.*(a) 4,282 61,019
Erasca, Inc.*(a) 18,835 44,451
Fate Therapeutics, Inc.* 16,839 55,232
Fennec Pharmaceuticals,
Inc.*(a) 3,757 22,955
Fibrobiologics, Inc.* 3,113 15,534
Foghorn Therapeutics, Inc.* 4,494 25,841
G1 Therapeutics, Inc.* 8,404 19,161
Galectin Therapeutics, Inc.* 3,628 8,199
Genelux Corp.* 350 683
Generation Bio Co.* 7,261 20,476
Geron Corp.*(a) 96,152 407,684
Greenwich Lifesciences, Inc.* 984 16,984
Gyre Therapeutics, Inc.* 1,158 13,815
Halozyme Therapeutics,
Inc.*(a) 20,798 1,088,983
Heron Therapeutics, Inc.*(a) 19,788 69,258
HilleVax, Inc.*(a) 5,242 75,799
Humacyte, Inc.*(a) 14,861 71,333
Ideaya Biosciences, Inc.*(a) 12,515 439,402

NVIT Small Cap Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Biotechnology
IGM Biosciences, Inc.*(a) 2,984 20,500
Immuneering Corp., Class A* 875 1,120
ImmunityBio, Inc.*(a) 23,736 150,012
Immunome, Inc.* 8,611 104,193
Immunovant, Inc.* 9,727 256,793
Inhibrx Biosciences, Inc.* 1,907 27,022
Inmune Bio, Inc.* 2,083 18,372
Inovio Pharmaceuticals, Inc.* 4,329 34,978
Inozyme Pharma, Inc.*(a) 9,246 41,237
Insmed, Inc.*(a) 25,931 1,737,377
Intellia Therapeutics, Inc.*(a) 16,154 361,527
Invivyd, Inc.* 13,274 14,601
Iovance Biotherapeutics,
Inc.*(a) 42,328 339,471
Ironwood Pharmaceuticals,
Inc., Class A* 23,629 154,061
iTeos Therapeutics, Inc.*(a) 4,090 60,696
Janux Therapeutics, Inc.* 4,696 196,715
Jasper Therapeutics, Inc.* 1,715 38,931
KalVista Pharmaceuticals,
Inc.*(a) 6,432 75,769
Karyopharm Therapeutics,
Inc.* 1,617 1,403
Keros Therapeutics, Inc.* 4,934 225,484
Kiniksa Pharmaceuticals
International plc* 6,255 116,781
Kodiak Sciences, Inc.* 5,383 12,650
Korro Bio, Inc.* 1,028 34,818
Krystal Biotech, Inc.*(a) 4,141 760,453
Kura Oncology, Inc.* 12,161 250,395
Kymera Therapeutics, Inc.*(a) 7,457 222,591
Kyverna Therapeutics, Inc.* 2,840 21,300
Larimar Therapeutics, Inc.* 6,857 49,713
LENZ Therapeutics, Inc.(a) 2,127 36,776
Lexeo Therapeutics, Inc.* 1,509 24,204
Lexicon Pharmaceuticals,
Inc.*(a) 20,767 34,889
Lineage Cell Therapeutics,
Inc.*(a) 26,695 26,623
Lyell Immunopharma, Inc.*(a) 28,216 40,913
MacroGenics, Inc.*(a) 9,416 40,018
Madrigal Pharmaceuticals,
Inc.*(a) 2,930 820,869
MannKind Corp.*(a) 44,140 230,411
MeiraGTx Holdings plc*(a) 6,008 25,294
Mersana Therapeutics, Inc.* 20,534 41,273
MiMedx Group, Inc.* 19,788 137,131
Mineralys Therapeutics,
Inc.*(a) 4,796 56,113
Mirum Pharmaceuticals,
Inc.*(a) 6,521 222,953
Monte Rosa Therapeutics,
Inc.*(a) 4,852 18,146
Morphic Holding, Inc.*(a) 6,666 227,111
Myriad Genetics, Inc.* 14,986 366,558
Neurogene, Inc.* 1,688 61,426
Nkarta, Inc.* 8,881 52,487
Novavax, Inc.*(a) 23,660 299,536
Nurix Therapeutics, Inc.*(a) 10,132 211,455
Nuvalent, Inc., Class A*(a) 5,348 405,699
Nuvectis Pharma, Inc.* 135 855
Ocean Biomedical, Inc.* 246 300
Common Stocks
Shares Value ($)
Biotechnology
Ocugen, Inc.* 43,103 66,810
Olema Pharmaceuticals,
Inc.*(a) 6,695 72,440
Omega Therapeutics, Inc.* 309 640
Organogenesis Holdings, Inc.,
Class A*(a) 10,831 30,327
ORIC Pharmaceuticals,
Inc.*(a) 10,305 72,856
Outlook Therapeutics, Inc.*(a) 1,236 9,122
Ovid therapeutics, Inc.* 8,507 6,544
PepGen, Inc.*(a) 2,586 41,273
Perspective Therapeutics,
Inc.* 7,834 78,105
Poseida Therapeutics, Inc.,
Class A*(a) 10,171 29,699
Praxis Precision Medicines,
Inc.* 2,882 119,200
Precigen, Inc.*(a) 20,259 32,009
Prelude Therapeutics, Inc.* 1,794 6,835
Prime Medicine, Inc.*(a) 9,548 49,077
ProKidney Corp., Class A*(a) 10,479 25,778
Protagonist Therapeutics, Inc.* 9,777 338,773
Protalix BioTherapeutics, Inc.* 619 724
Prothena Corp. plc* 7,159 147,762
PTC Therapeutics, Inc.* 12,731 389,314
Puma Biotechnology, Inc.* 6,989 22,784
Pyxis Oncology, Inc.* 8,102 26,818
Q32 Bio, Inc.* 1,042 18,704
Rallybio Corp.* 426 571
RAPT Therapeutics, Inc.* 4,409 13,447
Recursion Pharmaceuticals,
Inc., Class A*(a) 34,567 259,253
REGENXBIO, Inc.*(a) 7,722 90,347
Regulus Therapeutics, Inc.* 10,371 18,512
Relay Therapeutics, Inc.* 16,843 109,816
Reneo Pharmaceuticals, Inc.* 220 332
Renovaro, Inc.* 7,819 13,683
Replimune Group, Inc.*(a) 8,643 77,787
REVOLUTION Medicines,
Inc.*(a) 25,467 988,374
Rhythm Pharmaceuticals,
Inc.*(a) 9,168 376,438
Rigel Pharmaceuticals, Inc.* 2,520 20,714
Rocket Pharmaceuticals,
Inc.*(a) 11,056 238,036
Sage Therapeutics, Inc.*(a) 9,309 101,096
Sana Biotechnology, Inc.*(a) 22,248 121,474
Savara, Inc.*(a) 16,283 65,621
Scholar Rock Holding
Corp.*(a) 11,529 96,037
Sera Prognostics, Inc., Class
A* 4,558 26,983
Shattuck Labs, Inc.* 6,707 25,889
Skye Bioscience, Inc.* 2,849 22,821
Soleno Therapeutics, Inc.* 3,693 150,674
Solid Biosciences, Inc.* 3,832 21,727
SpringWorks Therapeutics,
Inc.*(a) 11,512 433,657
Spyre Therapeutics, Inc.* 5,797 136,287
Stoke Therapeutics, Inc.*(a) 5,980 80,790
Summit Therapeutics, Inc.*(a) 14,740 114,972

112 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Sutro Biopharma, Inc.* 13,711 40,173
Syndax Pharmaceuticals, Inc.* 13,795 283,211
Tango Therapeutics, Inc.*(a) 7,818 67,078
Taysha Gene Therapies, Inc.* 26,791 60,012
Tenaya Therapeutics, Inc.* 8,333 25,832
TG Therapeutics, Inc.*(a) 23,319 414,845
Tourmaline Bio, Inc. 3,855 49,575
Travere Therapeutics, Inc.*(a) 12,109 99,536
TScan Therapeutics, Inc.* 6,399 37,434
Twist Bioscience Corp.*(a) 9,626 474,369
Tyra Biosciences, Inc.*(a) 3,406 54,462
UroGen Pharma Ltd.*(a) 5,720 95,982
Vanda Pharmaceuticals,
Inc.*(a) 8,969 50,675
Vaxcyte, Inc.*(a) 18,259 1,378,737
Vera Therapeutics, Inc., Class
A*(a) 6,561 237,377
Veracyte, Inc.*(a) 12,968 281,017
Verastem, Inc.* 4,436 13,219
Vericel Corp.* 8,125 372,775
Verve Therapeutics, Inc.*(a) 11,905 58,096
Vir Biotechnology, Inc.* 15,074 134,159
Viridian Therapeutics, Inc.*(a) 10,482 136,371
Voyager Therapeutics, Inc.*(a) 7,884 62,362
Werewolf Therapeutics, Inc.* 4,951 12,080
X4 Pharmaceuticals, Inc.*(a) 28,042 16,264
XBiotech, Inc.* 3,061 15,734
Xencor, Inc.* 9,912 187,634
XOMA Corp.* 1,291 30,584
Y-mAbs Therapeutics, Inc.*(a) 6,030 72,842
Zentalis Pharmaceuticals, Inc.* 9,384 38,381
Zura Bio Ltd., Class A* 4,222 14,777
Zymeworks, Inc.* 9,644 82,070
35,901,665
Broadline Retail 0 .0%
†
1stdibs.com, Inc.* 4,178 18,759
Groupon, Inc., Class A* 3,852 58,936
Savers Value Village, Inc.*(a) 4,134 50,600
128,295
Building Products 1 .4%
American Woodmark Corp.* 2,667 209,626
Apogee Enterprises, Inc. 3,740 235,003
AZZ, Inc. 4,914 379,607
Caesarstone Ltd.* 3,237 16,185
CSW Industrials, Inc. 2,566 680,785
Gibraltar Industries, Inc.* 5,123 351,182
Griffon Corp. 6,530 417,006
Insteel Industries, Inc.(a) 3,131 96,936
Janus International Group,
Inc.*(a) 23,636 298,523
JELD-WEN Holding, Inc.*(a) 14,470 194,911
Masterbrand, Inc.* 21,255 312,023
Quanex Building Products
Corp.(a) 5,617 155,310
Resideo Technologies, Inc.* 24,589 480,961
Tecnoglass, Inc. 3,758 188,576
UFP Industries, Inc. 10,139 1,135,568
Zurn Elkay Water Solutions
Corp.(a) 24,330 715,302
5,867,504
Common Stocks
Shares Value ($)
Capital Markets 1 .6%
AlTi Global, Inc.*(a) 5,825 30,348
Artisan Partners Asset
Management, Inc., Class A 10,526 434,408
AssetMark Financial Holdings,
Inc.* 3,980 137,509
B. Riley Financial, Inc.(a) 3,640 64,210
BGC Group, Inc., Class A(a) 55,717 462,451
Brightsphere Investment
Group, Inc.(a) 4,872 108,012
Cohen & Steers, Inc.(a) 4,699 340,959
Diamond Hill Investment
Group, Inc. 509 71,642
Donnelley Financial Solutions,
Inc.* 4,431 264,176
Forge Global Holdings, Inc.* 17,009 24,833
GCM Grosvenor, Inc., Class
A(a) 7,461 72,819
Hamilton Lane, Inc., Class A 6,444 796,350
MarketWise, Inc. 5,364 6,222
Moelis & Co., Class A 9,720 552,679
Open Lending Corp.*(a) 17,118 95,518
P10, Inc., Class A(a) 5,682 48,183
Patria Investments Ltd., Class
A 9,455 114,027
Perella Weinberg Partners,
Class A 9,014 146,478
Piper Sandler Cos. 2,989 687,978
PJT Partners, Inc., Class A(a) 4,016 433,367
Silvercrest Asset Management
Group, Inc., Class A 1,945 30,323
StepStone Group, Inc., Class
A(a) 9,005 413,240
StoneX Group, Inc.* 4,696 353,656
Value Line, Inc. 128 5,513
Victory Capital Holdings, Inc.,
Class A 7,016 334,874
Virtus Investment Partners,
Inc. 1,193 269,439
WisdomTree, Inc.(a) 23,676 234,629
6,533,843
Chemicals 2 .0%
AdvanSix, Inc. 4,295 98,441
American Vanguard Corp.(a) 4,232 36,395
Arcadium Lithium plc*(a) 181,064 608,375
Arq, Inc.* 4,137 25,112
ASP Isotopes, Inc.* 6,835 20,915
Aspen Aerogels, Inc.* 9,753 232,609
Avient Corp.(a) 15,339 669,547
Balchem Corp.(a) 5,347 823,171
Cabot Corp. 9,087 835,004
Core Molding Technologies,
Inc.* 1,260 20,084
Ecovyst, Inc.*(a) 19,341 173,489
Hawkins, Inc.(a) 3,229 293,839
HB Fuller Co. 9,152 704,338
Ingevity Corp.* 6,095 266,413
Innospec, Inc. 4,134 510,921
Intrepid Potash, Inc.*(a) 1,684 39,456
Koppers Holdings, Inc. 3,448 127,542
Kronos Worldwide, Inc.(a) 3,942 49,472
LSB Industries, Inc.*(a) 8,319 68,049

NVIT Small Cap Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Chemicals
Mativ Holdings, Inc.(a) 9,032 153,183
Minerals Technologies, Inc. 5,417 450,478
Northern Technologies
International Corp. 1,223 20,253
Origin Materials, Inc.* 2,342 2,111
Orion SA 9,654 211,809
Perimeter Solutions SA* 22,523 176,355
PureCycle Technologies,
Inc.*(a) 20,768 122,947
Quaker Chemical Corp. 2,353 399,304
Rayonier Advanced Materials,
Inc.*(a) 11,185 60,846
Sensient Technologies Corp. 7,020 520,814
Stepan Co. 3,576 300,241
Trinseo plc 469 1,083
Tronox Holdings plc(a) 20,136 315,934
Valhi, Inc. 328 5,848
8,344,378
Commercial Services & Supplies 1 .8%
ABM Industries, Inc.(a) 10,661 539,127
ACCO Brands Corp. 16,073 75,543
ACV Auctions, Inc., Class A* 24,786 452,344
Aris Water Solutions, Inc.,
Class A 4,548 71,267
BrightView Holdings, Inc.* 7,617 101,306
Brink's Co. (The) 7,537 771,789
Casella Waste Systems, Inc.,
Class A*(a) 9,492 941,796
CECO Environmental Corp.* 4,978 143,615
Cimpress plc*(a) 3,039 266,247
CompX International, Inc. 302 7,450
CoreCivic, Inc.* 18,708 242,830
Deluxe Corp. 7,709 173,144
Driven Brands Holdings, Inc.* 9,997 127,262
Ennis, Inc. 4,293 93,974
Enviri Corp.* 13,319 114,943
GEO Group, Inc. (The)*(a) 20,953 300,885
Healthcare Services Group,
Inc.* 12,446 131,679
HNI Corp.(a) 7,992 359,800
Interface, Inc., Class A(a) 9,519 139,739
LanzaTech Global, Inc.*(a) 18,273 33,805
Li-Cycle Holdings Corp.* 262 1,711
Liquidity Services, Inc.* 3,548 70,889
Matthews International Corp.,
Class A 5,060 126,753
MillerKnoll, Inc.(a) 11,951 316,582
Montrose Environmental
Group, Inc.*(a) 5,332 237,594
NL Industries, Inc. 1,817 10,957
OPENLANE, Inc.*(a) 18,258 302,900
Perma-Fix Environmental
Services, Inc.* 2,073 20,999
Pitney Bowes, Inc.(a) 17,361 88,194
Quad/Graphics, Inc.(a) 4,927 26,852
Quest Resource Holding
Corp.* 2,642 23,250
Steelcase, Inc., Class A 15,801 204,781
UniFirst Corp. 2,529 433,799
Viad Corp.* 3,353 114,002
Virco Mfg. Corp. 1,765 24,604
Common Stocks
Shares Value ($)
Commercial Services & Supplies
VSE Corp.(a) 2,311 204,015
7,296,427
Communications Equipment 0 .6%
ADTRAN Holdings, Inc.(a) 13,735 72,246
Applied Optoelectronics, Inc.* 6,253 51,837
Aviat Networks, Inc.*(a) 1,772 50,839
Calix, Inc.* 9,840 348,631
Cambium Networks Corp.* 170 474
Clearfield, Inc.*(a) 1,992 76,811
CommScope Holding Co.,
Inc.*(a) 40,256 49,515
Digi International, Inc.* 6,074 139,277
DZS, Inc.* 326 381
Extreme Networks, Inc.* 21,058 283,230
Harmonic, Inc.*(a) 18,458 217,251
Infinera Corp.*(a) 32,530 198,108
NETGEAR, Inc.* 4,892 74,848
NetScout Systems, Inc.* 11,782 215,493
Ribbon Communications,
Inc.*(a) 14,052 46,231
Viasat, Inc.* 20,311 257,950
Viavi Solutions, Inc.*(a) 36,814 252,912
2,336,034
Construction & Engineering 1 .5%
Ameresco, Inc., Class A*(a) 5,365 154,566
Arcosa, Inc. 8,098 675,454
Argan, Inc. 2,023 148,003
Bowman Consulting Group
Ltd., Class A*(a) 2,181 69,334
Centuri Holdings, Inc.* 2,316 45,116
Concrete Pumping Holdings,
Inc.* 3,608 21,684
Construction Partners, Inc.,
Class A*(a) 7,188 396,849
Dycom Industries, Inc.* 4,749 801,441
Fluor Corp.* 28,577 1,244,528
Granite Construction, Inc.(a) 7,407 459,012
Great Lakes Dredge & Dock
Corp.* 10,704 93,981
IES Holdings, Inc.* 1,395 194,365
Limbach Holdings, Inc.*(a) 1,713 97,521
Matrix Service Co.* 4,470 44,387
MYR Group, Inc.*(a) 2,777 376,867
Northwest Pipe Co.* 1,475 50,106
Orion Group Holdings, Inc.* 5,175 49,214
Primoris Services Corp. 9,002 449,110
Southland Holdings, Inc.*(a) 851 3,898
Sterling Infrastructure, Inc.* 5,056 598,327
Tutor Perini Corp.* 7,302 159,037
6,132,800
Construction Materials 0 .4%
Knife River Corp.*(a) 9,538 668,995
Smith-Midland Corp.* 734 20,324
Summit Materials, Inc., Class
A* 20,344 744,794
United States Lime & Minerals,
Inc. 349 127,099
1,561,212
Consumer Finance 0 .8%
Atlanticus Holdings Corp.* 1,019 28,715

114 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Consumer Finance
Bread Financial Holdings, Inc. 4,254 189,558
Consumer Portfolio Services,
Inc.*(a) 1,397 13,691
Encore Capital Group, Inc.*(a) 3,925 163,790
Enova International, Inc.* 4,247 264,376
FirstCash Holdings, Inc. 6,560 688,013
Green Dot Corp., Class A* 6,983 65,989
LendingClub Corp.* 18,775 158,837
LendingTree, Inc.* 1,694 70,454
Medallion Financial Corp. 3,469 26,642
Moneylion, Inc.* 1,436 105,603
Navient Corp.(a) 14,509 211,251
Nelnet, Inc., Class A 2,483 250,435
NerdWallet, Inc., Class A* 6,548 95,601
OppFi, Inc.(a) 1,958 6,638
PRA Group, Inc.* 6,583 129,422
PROG Holdings, Inc. 7,096 246,089
Regional Management Corp. 1,483 42,621
Upstart Holdings, Inc.*(a) 12,930 305,019
World Acceptance Corp.*(a) 652 80,574
3,143,318
Consumer Staples Distribution & Retail 0 .7%
Andersons, Inc. (The)(a) 5,535 274,536
Chefs' Warehouse, Inc.
(The)*(a) 5,879 229,928
HF Foods Group, Inc.*(a) 6,626 19,878
Ingles Markets, Inc., Class A 2,415 165,693
Natural Grocers by Vitamin
Cottage, Inc. 1,703 36,103
PriceSmart, Inc. 4,186 339,903
SpartanNash Co. 5,930 111,247
Sprouts Farmers Market, Inc.* 16,851 1,409,755
United Natural Foods, Inc.*(a) 9,909 129,808
Village Super Market, Inc.,
Class A 1,474 38,928
Weis Markets, Inc.(a) 2,722 170,860
2,926,639
Containers & Packaging 0 .3%
Ardagh Metal Packaging SA 24,123 82,018
Greif, Inc., Class A 4,333 249,017
Greif, Inc., Class B 779 48,680
Myers Industries, Inc. 5,802 77,631
O-I Glass, Inc.* 26,209 291,706
Pactiv Evergreen, Inc.(a) 6,542 74,055
Ranpak Holdings Corp., Class
A* 7,448 47,891
TriMas Corp. 6,757 172,709
1,043,707
Distributors 0 .1%
A-Mark Precious Metals, Inc.
(a) 3,104 100,477
GigaCloud Technology, Inc.,
Class A* 3,933 119,642
Weyco Group, Inc. 835 25,317
245,436
Diversified Consumer Services 0 .9%
Adtalem Global Education,
Inc.* 6,541 446,162
American Public Education,
Inc.* 2,649 46,569
Common Stocks
Shares Value ($)
Diversified Consumer Services
Carriage Services, Inc., Class
A 2,126 57,062
Chegg, Inc.* 18,431 58,242
Coursera, Inc.* 23,124 165,568
European Wax Center, Inc.,
Class A*(a) 5,864 58,229
Frontdoor, Inc.* 12,941 437,276
Graham Holdings Co., Class B 569 398,044
Laureate Education, Inc.(a) 22,657 338,496
Lincoln Educational Services
Corp.* 4,379 51,935
Mister Car Wash, Inc.* 15,675 111,606
Nerdy, Inc.*(a) 10,262 17,138
OneSpaWorld Holdings Ltd.* 16,887 259,553
Perdoceo Education Corp. 10,046 215,185
Strategic Education, Inc. 3,737 413,536
Stride, Inc.*(a) 7,138 503,229
Udemy, Inc.* 16,038 138,408
Universal Technical Institute,
Inc.*(a) 6,378 100,326
3,816,564
Diversified REITs 0 .6%
Alexander & Baldwin, Inc. 13,076 221,769
Alpine Income Property Trust,
Inc. 2,179 33,905
American Assets Trust, Inc. 8,066 180,517
Armada Hoffler Properties, Inc. 10,800 119,772
Broadstone Net Lease, Inc.(a) 31,922 506,602
CTO Realty Growth, Inc. 3,886 67,850
Empire State Realty Trust,
Inc., Class A(a) 22,842 214,258
Essential Properties Realty
Trust, Inc.(a) 29,304 812,014
Gladstone Commercial Corp.
(a) 6,607 94,282
Global Net Lease, Inc.(a) 33,894 249,121
One Liberty Properties, Inc. 2,863 67,223
2,567,313
Diversified Telecommunication Services 0 .4%
Anterix, Inc.* 1,973 78,111
AST SpaceMobile, Inc., Class
A*(a) 19,755 229,356
ATN International, Inc. 1,691 38,555
Bandwidth, Inc., Class A* 4,392 74,137
Cogent Communications
Holdings, Inc.(a) 7,342 414,382
Consolidated Communications
Holdings, Inc.*(a) 12,630 55,572
Globalstar, Inc.*(a) 117,800 131,936
IDT Corp., Class B 2,607 93,643
Liberty Latin America Ltd.,
Class A*(a) 5,804 55,776
Liberty Latin America Ltd.,
Class C*(a) 22,851 219,827
Lumen Technologies, Inc.*(a) 169,703 186,673
Shenandoah
Telecommunications Co.(a) 8,087 132,061
1,710,029
Electric Utilities 0 .8%
ALLETE, Inc. 9,827 612,713

NVIT Small Cap Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 115
Common Stocks
Shares Value ($)
Electric Utilities
Genie Energy Ltd., Class B 2,208 32,281
Hawaiian Electric Industries,
Inc. 18,676 168,458
MGE Energy, Inc.(a) 6,084 454,596
Otter Tail Corp.(a) 6,906 604,897
PNM Resources, Inc. 15,074 557,135
Portland General Electric
Co.(a) 17,120 740,269
3,170,349
Electrical Equipment 1 .6%
Allient, Inc. 2,370 59,890
American Superconductor
Corp.* 5,700 133,323
Amprius Technologies, Inc.* 768 975
Array Technologies, Inc.*(a) 25,492 261,548
Atkore, Inc.(a) 6,138 828,200
Blink Charging Co.*(a) 16,114 44,152
Bloom Energy Corp., Class
A*(a) 33,230 406,735
ChargePoint Holdings, Inc.* 64,631 97,593
Dragonfly Energy Holdings
Corp.* 570 482
Encore Wire Corp. 2,399 695,302
Energy Vault Holdings, Inc.*(a) 15,325 14,553
EnerSys 6,677 691,203
Enovix Corp.*(a) 24,802 383,439
Fluence Energy, Inc.*(a) 10,183 176,573
Freyr Battery, Inc.* 18,389 31,261
FuelCell Energy, Inc.* 70,754 45,198
GrafTech International Ltd.*(a) 43,090 41,797
LSI Industries, Inc. 4,753 68,776
Net Power, Inc.* 3,367 33,098
NEXTracker, Inc., Class A* 19,460 912,285
NuScale Power Corp., Class
A*(a) 12,965 151,561
Plug Power, Inc.* 105,446 245,689
Powell Industries, Inc.(a) 1,561 223,847
Preformed Line Products Co. 364 45,333
SES AI Corp.*(a) 19,304 24,130
Shoals Technologies Group,
Inc., Class A*(a) 29,112 181,659
SKYX Platforms Corp.* 3,353 3,185
Stem, Inc.*(a) 21,415 23,771
SunPower Corp.*(a) 14,362 42,512
Sunrun, Inc.* 36,491 432,783
Thermon Group Holdings, Inc.* 5,645 173,640
TPI Composites, Inc.* 8,323 33,209
Ultralife Corp.* 1,609 17,088
Vicor Corp.* 3,731 123,720
6,648,510
Electronic Equipment, Instruments & Components 3 .0%
908 Devices, Inc.* 4,627 23,829
Advanced Energy Industries,
Inc. 6,226 677,140
Aeva Technologies, Inc.*(a) 3,452 8,699
Arlo Technologies, Inc.*(a) 15,905 207,401
Badger Meter, Inc. 4,894 911,997
Bel Fuse, Inc., Class A 300 24,273
Bel Fuse, Inc., Class B 1,709 111,495
Belden, Inc. 6,781 636,058
Benchmark Electronics, Inc. 6,027 237,825
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Climb Global Solutions, Inc.(a) 690 43,339
CTS Corp. 5,066 256,492
Daktronics, Inc.* 6,461 90,131
ePlus, Inc.* 4,482 330,234
Evolv Technologies Holdings,
Inc.*(a) 21,947 55,965
Fabrinet*(a) 6,090 1,490,771
FARO Technologies, Inc.* 3,230 51,680
Insight Enterprises, Inc.* 4,688 929,912
Iteris, Inc.* 7,211 31,224
Itron, Inc.*(a) 7,687 760,706
Kimball Electronics, Inc.*(a) 4,031 88,601
Knowles Corp.* 14,735 254,326
Lightwave Logic, Inc.*(a) 21,088 63,053
Methode Electronics, Inc. 5,312 54,979
MicroVision, Inc.*(a) 37,824 40,093
Mirion Technologies, Inc.,
Class A* 33,420 358,931
Napco Security Technologies,
Inc.(a) 5,867 304,791
nLight, Inc.*(a) 7,744 84,642
Novanta, Inc.* 5,966 973,114
OSI Systems, Inc.* 2,691 370,066
Ouster, Inc.* 7,256 71,326
PAR Technology Corp.*(a) 5,625 264,881
PC Connection, Inc. 1,974 126,731
Plexus Corp.* 4,553 469,779
Powerfleet, Inc. NJ* 15,337 70,090
Richardson Electronics Ltd. 1,752 20,831
Rogers Corp.* 3,127 377,147
Sanmina Corp.* 9,190 608,838
ScanSource, Inc.* 4,353 192,881
SmartRent, Inc., Class A*(a) 31,117 74,370
TTM Technologies, Inc.* 16,870 327,784
Vishay Intertechnology, Inc.(a) 21,157 471,801
Vishay Precision Group, Inc.* 1,936 58,932
12,607,158
Energy Equipment & Services 2 .7%
Archrock, Inc.(a) 25,940 524,507
Atlas Energy Solutions, Inc.,
Class A 11,313 225,468
Borr Drilling Ltd.(a) 39,466 254,556
Bristow Group, Inc., Class A* 4,098 137,406
Cactus, Inc., Class A(a) 10,904 575,077
ChampionX Corp. 31,932 1,060,462
Core Laboratories, Inc.(a) 7,882 159,926
Diamond Offshore Drilling,
Inc.* 17,055 264,182
DMC Global, Inc.*(a) 3,291 47,456
Drilling Tools International
Corp.* 1,527 8,582
Dril-Quip, Inc.* 5,682 105,685
Expro Group Holdings NV* 15,840 363,053
Forum Energy Technologies,
Inc.* 1,866 31,461
Geospace Technologies Corp.* 2,017 18,113
Helix Energy Solutions Group,
Inc.* 23,888 285,223
Helmerich & Payne, Inc.(a) 16,286 588,576
Kodiak Gas Services, Inc. 3,454 94,156
Liberty Energy, Inc., Class A(a) 27,049 565,054

116 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Mammoth Energy Services,
Inc.* 3,270 10,725
Nabors Industries Ltd.*(a) 1,545 109,942
Natural Gas Services Group,
Inc.* 1,725 34,707
Newpark Resources, Inc.* 13,869 115,251
Noble Corp. plc(a) 19,077 851,788
Oceaneering International,
Inc.*(a) 17,045 403,285
Oil States International, Inc.* 9,662 42,899
Patterson-UTI Energy, Inc.(a) 66,878 692,856
ProFrac Holding Corp., Class
A*(a) 4,055 30,047
ProPetro Holding Corp.* 15,613 135,365
Ranger Energy Services, Inc.,
Class A(a) 2,344 24,659
RPC, Inc.(a) 14,643 91,519
SEACOR Marine Holdings,
Inc.*(a) 4,025 54,297
Seadrill Ltd.* 12,467 642,050
Select Water Solutions, Inc.,
Class A 15,326 163,988
Solaris Oilfield Infrastructure,
Inc., Class A 4,833 41,467
TETRA Technologies, Inc.*(a) 20,266 70,120
Tidewater, Inc.*(a) 8,148 775,771
Transocean Ltd.* 122,086 653,160
US Silica Holdings, Inc.* 12,828 198,193
Valaris Ltd.*(a) 10,436 777,482
11,228,514
Entertainment 0 .5%
AMC Entertainment Holdings,
Inc., Class A* 43,068 214,479
Atlanta Braves Holdings, Inc.,
Class A* 1,729 71,459
Atlanta Braves Holdings, Inc.,
Class C* 8,427 332,361
Cinemark Holdings, Inc.*(a) 18,508 400,143
Eventbrite, Inc., Class A*(a) 13,169 63,738
Golden Matrix Group, Inc.* 3,259 8,050
IMAX Corp.*(a) 7,346 123,192
Lions Gate Entertainment
Corp., Class A*(a) 11,140 104,939
Lions Gate Entertainment
Corp., Class B* 19,147 164,090
LiveOne, Inc.* 11,404 17,904
Madison Square Garden
Entertainment Corp., Class
A* 6,517 223,077
Marcus Corp. (The) 3,915 44,513
Playstudios, Inc.* 12,987 26,883
Reservoir Media, Inc.*(a) 2,894 22,863
Sphere Entertainment Co.* 4,364 153,002
Vivid Seats, Inc., Class A* 13,025 74,894
2,045,587
Financial Services 2 .7%
Acacia Research Corp.* 5,497 27,540
Alerus Financial Corp.(a) 3,410 66,870
AvidXchange Holdings,
Inc.*(a) 29,444 355,095
Common Stocks
Shares Value ($)
Financial Services
Banco Latinoamericano de
Comercio Exterior SA, Class
E 4,805 142,564
Burford Capital Ltd. 33,482 436,940
Cannae Holdings, Inc. 9,854 178,752
Cantaloupe, Inc.* 10,313 68,066
Cass Information Systems,
Inc.(a) 2,310 92,562
Compass Diversified Holdings 11,480 251,297
Enact Holdings, Inc. 5,400 165,564
Essent Group Ltd. 17,692 994,114
EVERTEC, Inc. 10,705 355,941
Federal Agricultural Mortgage
Corp., Class C 1,566 283,164
Flywire Corp.* 20,273 332,274
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 18,820 557,072
I3 Verticals, Inc., Class A*(a) 3,664 80,901
International Money Express,
Inc.* 5,137 107,055
Jackson Financial, Inc., Class
A(a) 11,766 873,743
Marqeta, Inc., Class A*(a) 78,625 430,865
Merchants Bancorp 3,008 121,944
Mr. Cooper Group, Inc.* 10,841 880,614
NCR Atleos Corp.* 12,131 327,780
NewtekOne, Inc. 3,747 47,100
NMI Holdings, Inc., Class A* 13,694 466,144
Onity Group, Inc.* 983 23,572
Pagseguro Digital Ltd., Class
A* 31,836 372,163
Payoneer Global, Inc.*(a) 40,072 221,999
Paysafe Ltd.*(a) 5,547 98,071
Paysign, Inc.* 6,264 26,998
PennyMac Financial Services,
Inc.(a) 4,631 438,093
Priority Technology Holdings,
Inc.* 2,909 15,360
Radian Group, Inc. 23,055 717,011
Remitly Global, Inc.*(a) 24,346 295,074
Repay Holdings Corp., Class
A* 15,332 161,906
Sezzle, Inc.* 401 35,376
StoneCo Ltd., Class A* 48,053 576,155
SWK Holdings Corp.*(a) 494 8,393
Velocity Financial, Inc.*(a) 1,565 28,060
Walker & Dunlop, Inc. 5,500 540,100
Waterstone Financial, Inc. 2,912 37,244
11,239,536
Food Products 1 .0%
Alico, Inc.(a) 1,170 30,315
B&G Foods, Inc.(a) 13,062 105,541
Beyond Meat, Inc.*(a) 9,955 66,798
BRC, Inc., Class A*(a) 8,639 52,957
Calavo Growers, Inc.(a) 2,682 60,881
Cal-Maine Foods, Inc. 6,861 419,276
Dole plc(a) 12,784 156,476
Forafric Global plc*(a) 651 6,946
Fresh Del Monte Produce, Inc. 5,778 126,249

NVIT Small Cap Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 117
Common Stocks
Shares Value ($)
Food Products
Hain Celestial Group, Inc.
(The)* 14,576 100,720
J & J Snack Foods Corp. 2,538 412,095
John B Sanfilippo & Son, Inc. 1,422 138,176
Lancaster Colony Corp.(a) 3,245 613,208
Lifeway Foods, Inc.* 745 9,514
Limoneira Co.(a) 2,792 58,102
Mama's Creations, Inc.* 5,350 36,059
Mission Produce, Inc.*(a) 7,798 77,044
Seneca Foods Corp., Class A* 867 49,766
Simply Good Foods Co. (The)* 15,198 549,104
SunOpta, Inc.*(a) 15,070 81,378
TreeHouse Foods, Inc.*(a) 8,114 297,297
Utz Brands, Inc.(a) 10,982 182,740
Vital Farms, Inc.* 5,435 254,195
Westrock Coffee Co.*(a) 5,252 53,728
Whole Earth Brands, Inc.* 5,234 25,437
WK Kellogg Co. 10,946 180,171
4,144,173
Gas Utilities 0 .9%
Brookfield Infrastructure Corp.,
Class A 20,066 675,421
Chesapeake Utilities Corp. 3,662 388,904
New Jersey Resources Corp. 16,492 704,868
Northwest Natural Holding
Co.(a) 6,397 230,996
ONE Gas, Inc.(a) 9,476 605,043
RGC Resources, Inc. 1,454 29,734
Southwest Gas Holdings, Inc.
(a) 10,213 718,791
Spire, Inc. 9,130 554,465
3,908,222
Ground Transportation 0 .5%
ArcBest Corp.(a) 3,945 422,431
Covenant Logistics Group,
Inc., Class A 1,333 65,704
FTAI Infrastructure, Inc.(a) 16,853 145,441
Heartland Express, Inc. 7,694 94,867
Hertz Global Holdings, Inc.* 20,803 73,435
Marten Transport Ltd. 9,439 174,149
PAM Transportation Services,
Inc.* 941 16,345
RXO, Inc.* 19,499 509,899
Universal Logistics Holdings,
Inc. 1,189 48,261
Werner Enterprises, Inc. 10,588 379,368
1,929,900
Health Care Equipment & Supplies 3 .4%
Accuray, Inc.*(a) 13,673 24,885
Alphatec Holdings, Inc.*(a) 17,135 179,061
AngioDynamics, Inc.* 5,579 33,753
Artivion, Inc.*(a) 6,661 170,855
AtriCure, Inc.*(a) 7,944 180,885
Atrion Corp. 218 98,630
Avanos Medical, Inc.* 7,435 148,105
Axogen, Inc.*(a) 6,418 46,466
Axonics, Inc.*(a) 8,527 573,270
Bioventus, Inc., Class A* 6,266 36,029
Cerus Corp.*(a) 31,786 55,943
CONMED Corp.(a) 5,180 359,078
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Cutera, Inc.* 262 396
CVRx, Inc.*(a) 2,412 28,920
Embecta Corp. 9,855 123,187
Fractyl Health, Inc.* 1,869 7,981
Glaukos Corp.* 8,183 968,458
Haemonetics Corp.*(a) 8,378 693,112
ICU Medical, Inc.* 3,582 425,362
Inari Medical, Inc.*(a) 8,847 425,983
Inmode Ltd.*(a) 13,315 242,866
Inogen, Inc.* 3,620 29,431
Integer Holdings Corp.*(a) 5,585 646,687
Integra LifeSciences Holdings
Corp.* 11,449 333,624
iRadimed Corp. 1,233 54,178
iRhythm Technologies, Inc.*(a) 5,221 561,988
Lantheus Holdings, Inc.* 11,347 911,051
LeMaitre Vascular, Inc.(a) 3,371 277,366
LivaNova plc* 9,127 500,342
Merit Medical Systems, Inc.* 9,541 820,049
Neogen Corp.*(a) 36,410 569,088
NeuroPace, Inc.* 2,242 16,949
Nevro Corp.*(a) 5,638 47,472
Novocure Ltd.* 17,807 305,034
Omnicell, Inc.* 7,676 207,789
OraSure Technologies, Inc.* 12,578 53,582
Orchestra BioMed Holdings,
Inc.*(a) 3,775 30,766
Orthofix Medical, Inc.* 5,414 71,790
OrthoPediatrics Corp.* 2,573 73,999
Paragon 28, Inc.* 7,878 53,886
PROCEPT BioRobotics
Corp.*(a) 7,098 433,617
Pulmonx Corp.* 5,714 36,227
Pulse Biosciences, Inc.*(a) 2,492 27,885
RxSight, Inc.* 5,713 343,751
Sanara Medtech, Inc.*(a) 526 14,844
Semler Scientific, Inc.* 712 24,493
SI-BONE, Inc.* 6,840 88,441
Sight Sciences, Inc.*(a) 5,833 38,906
Silk Road Medical, Inc.* 6,567 177,572
STAAR Surgical Co.* 8,265 393,497
Stereotaxis, Inc.* 9,136 16,628
Surmodics, Inc.* 2,350 98,794
Tactile Systems Technology,
Inc.*(a) 4,259 50,852
Tandem Diabetes Care, Inc.* 10,834 436,502
Tela Bio, Inc.* 575 2,702
TransMedics Group, Inc.*(a) 5,359 807,173
Treace Medical Concepts,
Inc.*(a) 8,586 57,097
UFP Technologies, Inc.* 1,211 319,547
Utah Medical Products, Inc. 445 29,730
Varex Imaging Corp.*(a) 6,511 95,907
Zimvie, Inc.* 4,465 81,486
Zynex, Inc.*(a) 2,178 20,299
13,984,246
Health Care Providers & Services 2 .8%
Accolade, Inc.* 12,361 44,252
AdaptHealth Corp., Class A*(a) 17,030 170,300
Addus HomeCare Corp.* 2,619 304,092
agilon health, Inc.* 51,520 336,941

118 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
AirSculpt Technologies,
Inc.*(a) 2,144 8,576
Alignment Healthcare, Inc.*(a) 16,761 131,071
AMN Healthcare Services,
Inc.*(a) 6,346 325,106
Astrana Health, Inc.*(a) 7,180 291,221
Aveanna Healthcare Holdings,
Inc.* 8,039 22,188
BrightSpring Health Services,
Inc.*(a) 8,853 100,570
Brookdale Senior Living,
Inc.*(a) 32,097 219,222
Castle Biosciences, Inc.* 4,466 97,225
Community Health Systems,
Inc.*(a) 19,521 65,590
CorVel Corp.*(a) 1,470 373,777
Cross Country Healthcare,
Inc.* 5,459 75,553
DocGo, Inc.*(a) 16,773 51,829
Enhabit, Inc.*(a) 8,242 73,519
Ensign Group, Inc. (The) 9,235 1,142,277
Fulgent Genetics, Inc.* 3,537 69,396
GeneDx Holdings Corp., Class
A* 1,992 52,071
Guardant Health, Inc.* 19,715 569,369
HealthEquity, Inc.*(a) 14,161 1,220,678
Hims & Hers Health, Inc.*(a) 31,710 640,225
InfuSystem Holdings, Inc.* 2,391 16,330
Innovage Holding Corp.* 2,750 13,640
Joint Corp. (The)*(a) 1,656 23,283
LifeStance Health Group,
Inc.*(a) 20,027 98,333
ModivCare, Inc.*(a) 2,027 53,188
Nano-X Imaging Ltd.*(a) 9,124 66,970
National HealthCare Corp.(a) 2,087 226,231
National Research Corp.(a) 2,428 55,723
NeoGenomics, Inc.*(a) 21,343 296,027
OPKO Health, Inc.*(a) 55,715 69,644
Option Care Health, Inc.*(a) 29,119 806,596
Owens & Minor, Inc.*(a) 12,674 171,099
PACS Group, Inc.* 4,078 120,301
Patterson Cos., Inc.(a) 13,349 321,978
Pediatrix Medical Group, Inc.* 14,185 107,097
Pennant Group, Inc. (The)* 4,866 112,842
Performant Financial Corp.* 12,888 37,375
PetIQ, Inc., Class A*(a) 4,322 95,343
Privia Health Group, Inc.*(a) 17,062 296,538
Progyny, Inc.* 14,067 402,457
Quipt Home Medical Corp.* 7,072 22,772
RadNet, Inc.* 11,091 653,482
Select Medical Holdings Corp. 17,921 628,310
Sonida Senior Living, Inc.* 575 15,812
Surgery Partners, Inc.*(a) 12,922 307,414
Talkspace, Inc.* 20,606 47,394
US Physical Therapy, Inc.(a) 2,461 227,446
Viemed Healthcare, Inc.* 5,387 35,285
11,713,958
Health Care REITs 0 .6%
American Healthcare REIT,
Inc. 11,062 161,616
CareTrust REIT, Inc. 22,803 572,355
Common Stocks
Shares Value ($)
Health Care REITs
Community Healthcare Trust,
Inc. 4,524 105,816
Diversified Healthcare Trust 38,224 116,583
Global Medical REIT, Inc.(a) 10,562 95,903
LTC Properties, Inc.(a) 7,325 252,713
National Health Investors, Inc.
(a) 7,110 481,560
Sabra Health Care REIT, Inc. 39,222 604,019
Strawberry Fields REIT, Inc. 770 8,786
Universal Health Realty
Income Trust 2,165 84,738
2,484,089
Health Care Technology 0 .3%
Definitive Healthcare Corp.,
Class A* 9,645 52,662
Evolent Health, Inc., Class
A*(a) 19,329 369,570
Health Catalyst, Inc.* 9,935 63,485
HealthStream, Inc. 3,909 109,061
LifeMD, Inc.* 5,824 39,953
OptimizeRx Corp.* 2,621 26,210
Phreesia, Inc.*(a) 8,465 179,458
Schrodinger, Inc.*(a) 9,378 181,370
Simulations Plus, Inc.(a) 2,619 127,336
Teladoc Health, Inc.* 28,651 280,207
1,429,312
Hotel & Resort REITs 0 .8%
Apple Hospitality REIT, Inc.(a) 39,061 567,947
Braemar Hotels & Resorts,
Inc.(a) 9,817 25,033
Chatham Lodging Trust 8,835 75,274
DiamondRock Hospitality
Co.(a) 36,080 304,876
Pebblebrook Hotel Trust(a) 19,965 274,519
RLJ Lodging Trust(a) 26,496 255,157
Ryman Hospitality Properties,
Inc.(a) 9,876 986,217
Service Properties Trust(a) 28,485 146,413
Summit Hotel Properties, Inc.
(a) 16,386 98,152
Sunstone Hotel Investors, Inc. 34,884 364,887
Xenia Hotels & Resorts, Inc.(a) 17,543 251,391
3,349,866
Hotels, Restaurants & Leisure 1 .9%
Accel Entertainment, Inc.,
Class A* 8,357 85,743
Bally's Corp.*(a) 3,926 46,994
Biglari Holdings, Inc., Class B* 109 21,078
BJ's Restaurants, Inc.*(a) 3,276 113,677
Bloomin' Brands, Inc.(a) 13,433 258,317
Brinker International, Inc.* 7,402 535,831
Century Casinos, Inc.* 317 878
Cheesecake Factory, Inc.
(The)(a) 8,119 318,996
Chuy's Holdings, Inc.* 2,752 71,332
Cracker Barrel Old Country
Store, Inc.(a) 3,808 160,545
Dave & Buster's
Entertainment, Inc.* 5,607 223,215
Denny's Corp.* 7,699 54,663

NVIT Small Cap Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 119
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Despegar.com Corp.* 10,268 135,846
Dine Brands Global, Inc.(a) 2,683 97,125
El Pollo Loco Holdings, Inc.* 4,706 53,225
Empire Resorts, Inc.*^∞ 444 0
Everi Holdings, Inc.* 13,378 112,375
First Watch Restaurant Group,
Inc.*(a) 4,984 87,519
Full House Resorts, Inc.*(a) 5,321 26,605
Global Business Travel Group
I*(a) 20,684 136,514
Golden Entertainment, Inc. 3,424 106,521
Hilton Grand Vacations,
Inc.*(a) 12,430 502,545
Inspired Entertainment,
Inc.*(a) 3,980 36,417
International Game
Technology plc 19,153 391,870
Jack in the Box, Inc.(a) 3,304 168,306
Krispy Kreme, Inc.(a) 14,097 151,684
Kura Sushi USA, Inc., Class
A*(a) 960 60,566
Life Time Group Holdings,
Inc.*(a) 9,939 187,151
Lindblad Expeditions Holdings,
Inc.*(a) 6,113 58,990
Monarch Casino & Resort, Inc. 2,077 141,506
Mondee Holdings, Inc., Class
A*(a) 6,602 15,845
Nathan's Famous, Inc. 439 29,755
ONE Group Hospitality, Inc.
(The)*(a) 3,598 15,291
Papa John's International, Inc.
(a) 5,541 260,316
PlayAGS, Inc.* 6,292 72,358
Portillo's, Inc., Class A*(a) 8,947 86,965
Potbelly Corp.*(a) 4,278 34,352
RCI Hospitality Holdings, Inc. 1,459 63,554
Red Rock Resorts, Inc., Class
A 8,263 453,887
Rush Street Interactive, Inc.* 12,778 122,541
Sabre Corp.*(a) 63,158 168,632
Shake Shack, Inc., Class A* 6,357 572,130
Six Flags Entertainment
Corp.*(a) 12,272 406,694
Super Group SGHC Ltd.*(a) 24,927 80,514
Sweetgreen, Inc., Class A*(a) 16,516 497,792
Target Hospitality Corp.*(a) 4,946 43,080
United Parks & Resorts,
Inc.*(a) 6,034 327,707
Vacasa, Inc., Class A* 1,895 9,229
Xponential Fitness, Inc., Class
A* 4,140 64,584
7,671,260
Household Durables 2 .2%
Beazer Homes USA, Inc.*(a) 4,743 130,338
Cavco Industries, Inc.* 1,381 478,061
Century Communities, Inc. 4,847 395,806
Cricut, Inc., Class A*(a) 8,571 51,340
Dream Finders Homes, Inc.,
Class A*(a) 4,639 119,779
Ethan Allen Interiors, Inc.(a) 3,850 107,377
Common Stocks
Shares Value ($)
Household Durables
Flexsteel Industries, Inc. 752 23,357
GoPro, Inc., Class A*(a) 20,161 28,629
Green Brick Partners, Inc.* 5,209 298,163
Hamilton Beach Brands
Holding Co., Class A 1,409 24,221
Helen of Troy Ltd.* 3,976 368,734
Hooker Furnishings Corp. 1,597 23,125
Hovnanian Enterprises, Inc.,
Class A* 803 113,962
Installed Building Products,
Inc.(a) 4,011 824,982
iRobot Corp.*(a) 5,150 46,917
KB Home 11,302 793,174
Landsea Homes Corp.* 3,049 28,020
La-Z-Boy, Inc. 7,186 267,894
Legacy Housing Corp.* 1,552 35,603
LGI Homes, Inc.*(a) 3,471 310,620
Lifetime Brands, Inc. 2,090 17,953
Lovesac Co. (The)*(a) 2,183 49,292
M/I Homes, Inc.* 4,530 553,294
Meritage Homes Corp. 5,993 969,967
Purple Innovation, Inc., Class
A* 8,758 9,108
Skyline Champion Corp.* 8,921 604,398
Sonos, Inc.* 20,712 305,709
Taylor Morrison Home Corp.,
Class A* 17,487 969,479
Traeger, Inc.* 5,223 12,535
Tri Pointe Homes, Inc.* 15,625 582,031
United Homes Group, Inc.*(a) 678 3,858
Vizio Holding Corp., Class
A*(a) 14,919 161,125
VOXX International Corp.,
Class A* 177 559
Worthington Enterprises, Inc.
(a) 5,318 251,701
8,961,111
Household Products 0 .3%
Central Garden & Pet Co.*(a) 1,885 72,572
Central Garden & Pet Co.,
Class A* 8,394 277,254
Energizer Holdings, Inc.(a) 12,077 356,755
Oil-Dri Corp. of America 847 54,284
WD-40 Co.(a) 2,262 496,826
1,257,691
Independent Power and Renewable Electricity Producers
0 .2%
Altus Power, Inc., Class A*(a) 12,510 49,039
Montauk Renewables, Inc.* 11,316 64,501
Ormat Technologies, Inc.(a) 8,998 645,157
Sunnova Energy International,
Inc.*(a) 17,972 100,284
858,981
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A(a) 4,295 87,704
Industrial REITs 0 .5%
Industrial Logistics Properties
Trust 10,813 39,792

120 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Industrial REITs
Innovative Industrial
Properties, Inc. 4,759 519,778
LXP Industrial Trust 49,178 448,503
Plymouth Industrial REIT, Inc. 6,976 149,147
Terreno Realty Corp. 15,903 941,140
2,098,360
Insurance 1 .8%
Ambac Financial Group, Inc.* 7,440 95,381
American Coastal Insurance
Corp.*(a) 4,230 44,627
AMERISAFE, Inc. 3,389 148,743
Baldwin Insurance Group, Inc.
(The), Class A*(a) 11,077 392,901
CNO Financial Group, Inc. 17,809 493,665
Crawford & Co., Class A 3,158 27,285
Donegal Group, Inc., Class A 3,681 47,411
Employers Holdings, Inc. 3,619 154,278
Enstar Group Ltd.* 2,164 661,535
F&G Annuities & Life, Inc.(a) 2,808 106,844
Fidelis Insurance Holdings Ltd. 8,298 135,340
Genworth Financial, Inc.,
Class A* 62,323 376,431
GoHealth, Inc., Class A* 657 6,386
Goosehead Insurance, Inc.,
Class A*(a) 3,968 227,922
Greenlight Capital Re Ltd.,
Class A* 5,387 70,570
Hamilton Insurance Group
Ltd., Class B* 3,153 52,497
HCI Group, Inc.(a) 1,396 128,669
Heritage Insurance Holdings,
Inc.* 4,059 28,738
Hippo Holdings, Inc.*(a) 3,372 57,965
Horace Mann Educators Corp. 5,717 186,489
Investors Title Co. 262 47,194
James River Group Holdings
Ltd. 5,756 44,494
Kingsway Financial Services,
Inc.* 2,051 16,900
Lemonade, Inc.*(a) 8,826 145,629
Maiden Holdings Ltd.*(a) 16,681 34,363
MBIA, Inc.(a) 7,296 40,055
Mercury General Corp. 4,615 245,241
National Western Life Group,
Inc., Class A 396 196,788
NI Holdings, Inc.* 1,529 23,394
Oscar Health, Inc., Class A* 32,677 516,950
Palomar Holdings, Inc.* 4,126 334,825
ProAssurance Corp.* 7,881 96,306
Root, Inc., Class A* 1,481 76,434
Safety Insurance Group, Inc.
(a) 1,931 144,883
Selective Insurance Group,
Inc. 10,395 975,363
Selectquote, Inc.* 22,130 61,079
SiriusPoint Ltd.* 17,089 208,486
Skyward Specialty Insurance
Group, Inc.* 6,338 229,309
Stewart Information Services
Corp.(a) 3,835 238,077
Tiptree, Inc., Class A 4,443 73,265
Common Stocks
Shares Value ($)
Insurance
Trupanion, Inc.*(a) 5,650 166,110
United Fire Group, Inc. 3,705 79,620
Universal Insurance Holdings,
Inc. 4,017 75,359
7,513,801
Interactive Media & Services 0 .6%
Bumble, Inc., Class A* 15,876 166,857
Cargurus, Inc., Class A* 14,927 391,087
Cars.com, Inc.* 10,855 213,844
EverQuote, Inc., Class A* 4,255 88,759
fuboTV, Inc.*(a) 50,009 62,011
Getty Images Holdings, Inc.* 16,656 54,299
Grindr, Inc.*(a) 4,290 52,510
MediaAlpha, Inc., Class A* 3,933 51,798
Nextdoor Holdings, Inc.*(a) 29,356 81,610
Outbrain, Inc.* 7,466 37,181
QuinStreet, Inc.* 8,694 144,233
Shutterstock, Inc.(a) 4,211 162,966
System1, Inc.* 6,163 9,368
TrueCar, Inc.* 15,719 49,200
Vimeo, Inc.* 23,826 88,871
Yelp, Inc., Class A* 11,016 407,041
Ziff Davis, Inc.* 7,649 421,077
ZipRecruiter, Inc., Class A* 12,025 109,307
2,592,019
IT Services 0 .8%
Applied Digital Corp.*(a) 16,503 98,193
ASGN, Inc.* 7,708 679,614
Backblaze, Inc., Class A* 6,785 41,796
BigBear.ai Holdings, Inc.*(a) 17,363 26,218
BigCommerce Holdings, Inc.,
Series 1* 11,509 92,763
Core Scientific, Inc.* 29,816 277,289
Couchbase, Inc.* 6,581 120,169
DigitalOcean Holdings, Inc.*(a) 11,030 383,292
Fastly, Inc., Class A*(a) 21,716 160,047
Grid Dynamics Holdings,
Inc.*(a) 9,778 102,767
Hackett Group, Inc. (The) 3,896 84,621
Information Services Group,
Inc.(a) 7,689 22,606
Perficient, Inc.* 5,810 434,530
Rackspace Technology,
Inc.*(a) 13,194 39,318
Squarespace, Inc., Class A* 10,168 443,630
Thoughtworks Holding, Inc.*(a) 17,172 48,768
Tucows, Inc., Class A* 1,339 25,869
Unisys Corp.* 11,687 48,267
3,129,757
Leisure Products 0 .4%
Acushnet Holdings Corp.(a) 4,810 305,339
AMMO, Inc.*(a) 13,357 22,440
Clarus Corp. 4,367 29,390
Escalade, Inc.(a) 1,771 24,422
Funko, Inc., Class A*(a) 5,220 50,947
JAKKS Pacific, Inc.* 1,258 22,531
Johnson Outdoors, Inc., Class
A(a) 808 28,264
Latham Group, Inc.* 6,923 20,977
Malibu Boats, Inc., Class A*(a) 3,352 117,454

NVIT Small Cap Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 121
Common Stocks
Shares Value ($)
Leisure Products
Marine Products Corp.(a) 1,063 10,736
MasterCraft Boat Holdings,
Inc.*(a) 2,753 51,977
Peloton Interactive, Inc., Class
A* 56,608 191,335
Smith & Wesson Brands, Inc.
(a) 7,474 107,177
Solo Brands, Inc., Class A*(a) 3,415 7,786
Sturm Ruger & Co., Inc.(a) 2,735 113,913
Topgolf Callaway Brands
Corp.*(a) 23,802 364,170
Vista Outdoor, Inc.* 9,772 367,916
1,836,774
Life Sciences Tools & Services 0 .3%
Adaptive Biotechnologies
Corp.*(a) 19,777 71,593
Akoya Biosciences, Inc.*(a) 3,898 9,121
BioLife Solutions, Inc.*(a) 5,787 124,015
ChromaDex Corp.* 8,195 22,372
Codexis, Inc.* 12,318 38,186
CryoPort, Inc.*(a) 6,942 47,969
Cytek Biosciences, Inc.*(a) 19,615 109,452
Harvard Bioscience, Inc.* 5,847 16,664
Lifecore Biomedical, Inc.* 3,482 17,863
Maravai LifeSciences
Holdings, Inc., Class A* 18,543 132,768
MaxCyte, Inc.* 12,310 48,255
MaxCyte, Inc.*(a) 5,095 19,972
Mesa Laboratories, Inc. 844 73,234
Nautilus Biotechnology, Inc.,
Class A*(a) 8,320 19,469
OmniAb, Inc.*(a) 14,061 52,729
OmniAb, Inc.*^∞(a) 1,742 0
Pacific Biosciences of
California, Inc.*(a) 46,260 63,376
Quanterix Corp.* 5,700 75,297
Quantum-Si, Inc.*(a) 15,042 15,794
Standard BioTools, Inc.* 50,189 88,835
1,046,964
Machinery 3 .8%
374Water, Inc.*(a) 8,478 10,174
3D Systems Corp.*(a) 20,466 62,831
Alamo Group, Inc. 1,707 295,311
Albany International Corp.,
Class A 5,203 439,393
Astec Industries, Inc.(a) 3,820 113,301
Atmus Filtration Technologies,
Inc.* 13,961 401,798
Barnes Group, Inc. 7,735 320,306
Blue Bird Corp.* 5,375 289,444
Chart Industries, Inc.*(a) 7,052 1,017,886
Columbus McKinnon Corp. 4,657 160,853
Commercial Vehicle Group,
Inc.* 4,727 23,162
Douglas Dynamics, Inc. 3,799 88,897
Eastern Co. (The) 820 20,885
Energy Recovery, Inc.*(a) 9,395 124,859
Enerpac Tool Group Corp.,
Class A 9,065 346,102
Enpro, Inc. 3,513 511,387
ESCO Technologies, Inc. 4,297 451,357
Common Stocks
Shares Value ($)
Machinery
Federal Signal Corp. 10,004 837,035
Franklin Electric Co., Inc. 7,441 716,717
Gencor Industries, Inc.* 1,714 33,149
Gorman-Rupp Co. (The) 3,482 127,824
Graham Corp.* 1,670 47,027
Greenbrier Cos., Inc. (The) 5,168 256,074
Helios Technologies, Inc.(a) 5,547 264,869
Hillenbrand, Inc.(a) 11,757 470,515
Hillman Solutions Corp.*(a) 32,657 289,014
Hyliion Holdings Corp.*(a) 22,896 37,091
Hyster-Yale, Inc. 1,928 134,439
John Bean Technologies Corp.
(a) 5,287 502,106
Kadant, Inc.(a) 1,954 574,046
Kennametal, Inc.(a) 13,499 317,766
L B Foster Co., Class A* 1,506 32,409
Lindsay Corp. 1,770 217,498
Luxfer Holdings plc 4,095 47,461
Manitowoc Co., Inc. (The)* 6,002 69,203
Mayville Engineering Co., Inc.* 2,077 34,603
Microvast Holdings, Inc.* 3,264 1,489
Miller Industries, Inc. 1,750 96,285
Mueller Industries, Inc. 18,670 1,063,070
Mueller Water Products, Inc.,
Class A 25,978 465,526
NN, Inc.* 7,715 23,145
Omega Flex, Inc.(a) 477 24,461
Park-Ohio Holdings Corp.(a) 1,546 40,026
Proto Labs, Inc.* 4,180 129,120
REV Group, Inc.(a) 8,676 215,946
Shyft Group, Inc. (The) 5,328 63,190
SPX Technologies, Inc.* 7,519 1,068,751
Standex International Corp. 1,936 311,986
Taylor Devices, Inc.* 369 16,598
Tennant Co. 3,166 311,661
Terex Corp.(a) 11,145 611,192
Titan International, Inc.*(a) 8,255 61,170
Trinity Industries, Inc.(a) 13,727 410,712
Twin Disc, Inc. 1,759 20,721
Wabash National Corp. 7,471 163,167
Watts Water Technologies,
Inc., Class A(a) 4,552 834,700
15,619,708
Marine Transportation 0 .3%
Costamare, Inc. 7,152 117,507
Genco Shipping & Trading Ltd. 7,257 154,647
Golden Ocean Group Ltd. 20,458 282,321
Himalaya Shipping Ltd.(a) 4,875 44,655
Matson, Inc. 5,693 745,612
Pangaea Logistics Solutions
Ltd. 5,812 45,508
Safe Bulkers, Inc. 11,215 65,271
1,455,521
Media 0 .8%
Advantage Solutions, Inc.*(a) 18,135 58,395
AMC Networks, Inc., Class
A*(a) 5,365 51,826
Boston Omaha Corp., Class
A*(a) 4,087 55,011
Cable One, Inc. 948 335,592
Cardlytics, Inc.*(a) 6,986 57,355

122 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Media
Clear Channel Outdoor
Holdings, Inc.*(a) 60,568 85,401
EchoStar Corp., Class A*(a) 20,331 362,095
Emerald Holding, Inc.*(a) 2,270 12,916
Entravision Communications
Corp., Class A(a) 9,139 18,552
EW Scripps Co. (The), Class
A*(a) 9,061 28,452
Gambling.com Group Ltd.* 2,965 24,372
Gannett Co., Inc.*(a) 23,990 110,594
Gray Television, Inc. 14,233 74,012
Ibotta, Inc., Class A* 1,268 95,303
iHeartMedia, Inc., Class A*(a) 16,177 17,633
Innovid Corp.* 17,664 32,678
Integral Ad Science Holding
Corp.* 12,174 118,331
John Wiley & Sons, Inc., Class
A 6,097 248,148
Magnite, Inc.*(a) 21,167 281,309
National CineMedia, Inc.* 11,989 52,632
PubMatic, Inc., Class A*(a) 7,075 143,693
Scholastic Corp. 4,173 148,016
Sinclair, Inc.(a) 5,357 71,409
Stagwell, Inc., Class A*(a) 15,340 104,619
TechTarget, Inc.* 4,318 134,592
TEGNA, Inc.(a) 30,281 422,117
Thryv Holdings, Inc.*(a) 5,110 91,060
Townsquare Media, Inc., Class
A(a) 2,363 25,899
WideOpenWest, Inc.*(a) 7,624 41,246
3,303,258
Metals & Mining 1 .7%
5E Advanced Materials, Inc.* 1,387 1,678
Alpha Metallurgical Resources,
Inc.(a) 1,823 511,406
Arch Resources, Inc. 2,940 447,556
Caledonia Mining Corp. plc(a) 2,051 19,936
Carpenter Technology Corp. 7,958 872,038
Century Aluminum Co.*(a) 9,039 151,403
Coeur Mining, Inc.*(a) 66,174 371,898
Commercial Metals Co. 19,378 1,065,596
Compass Minerals
International, Inc.(a) 5,363 55,400
Constellium SE, Class A* 21,843 411,741
Contango ORE, Inc.*(a) 1,142 20,636
Critical Metals Corp.* 949 10,695
Dakota Gold Corp.*(a) 10,981 28,002
Haynes International, Inc. 2,034 119,396
Hecla Mining Co.(a) 96,669 468,845
i-80 Gold Corp.* 41,409 44,722
Ivanhoe Electric, Inc.*(a) 13,938 130,738
Kaiser Aluminum Corp. 2,699 237,242
Lifezone Metals Ltd.* 4,414 33,899
Materion Corp. 3,441 372,075
Metallus, Inc.* 7,196 145,863
Metals Acquisition Ltd., Class
A* 8,623 118,049
Novagold Resources, Inc.* 39,554 136,857
Olympic Steel, Inc. 1,862 83,473
Perpetua Resources Corp.* 6,900 35,880
Piedmont Lithium, Inc.* 2,723 27,175
Common Stocks
Shares Value ($)
Metals & Mining
Radius Recycling, Inc., Class A 4,590 70,089
Ramaco Resources, Inc.,
Class A 4,523 56,312
Ramaco Resources, Inc.,
Class B 691 7,504
Ryerson Holding Corp. 4,926 96,057
SSR Mining, Inc. 33,911 152,939
SunCoke Energy, Inc. 14,158 138,748
Tredegar Corp.* 4,091 19,596
Universal Stainless & Alloy
Products, Inc.* 1,440 39,427
Warrior Met Coal, Inc. 8,657 543,400
Worthington Steel, Inc. 5,471 182,513
7,228,784
Mortgage Real Estate Investment Trusts (REITs) 1 .0%
AFC Gamma, Inc.(a) 2,971 36,246
AG Mortgage Investment
Trust, Inc. 4,810 31,938
Angel Oak Mortgage REIT, Inc. 2,451 32,108
Apollo Commercial Real
Estate Finance, Inc.(a) 24,402 238,896
Arbor Realty Trust, Inc.(a) 24,899 357,301
Ares Commercial Real Estate
Corp.(a) 9,669 64,299
ARMOUR Residential REIT,
Inc.(a) 8,240 159,691
Blackstone Mortgage Trust,
Inc., Class A(a) 29,498 513,855
BrightSpire Capital, Inc., Class
A(a) 23,228 132,400
Chicago Atlantic Real Estate
Finance, Inc. 2,828 43,438
Chimera Investment Corp. 13,589 173,939
Claros Mortgage Trust, Inc.(a) 14,170 113,643
Dynex Capital, Inc. 10,462 124,916
Ellington Financial, Inc.(a) 13,686 165,327
Franklin BSP Realty Trust, Inc. 13,627 171,700
Granite Point Mortgage Trust,
Inc. 7,976 23,689
Invesco Mortgage Capital, Inc.
(a) 8,881 83,215
KKR Real Estate Finance
Trust, Inc.(a) 9,716 87,930
Ladder Capital Corp., Class
A(a) 20,106 226,997
MFA Financial, Inc.(a) 17,409 185,232
New York Mortgage Trust, Inc.
(a) 14,992 87,553
Nexpoint Real Estate Finance,
Inc. 1,188 16,299
Orchid Island Capital, Inc.(a) 9,048 75,460
PennyMac Mortgage
Investment Trust(a) 15,122 207,928
Ready Capital Corp.(a) 27,764 227,110
Redwood Trust, Inc.(a) 22,805 148,005
Seven Hills Realty Trust 2,315 29,354
TPG RE Finance Trust, Inc.(a) 9,880 85,363
Two Harbors Investment Corp.
(a) 17,459 230,633
4,074,465

NVIT Small Cap Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 123
Common Stocks
Shares Value ($)
Multi-Utilities 0 .4%
Avista Corp. 13,081 452,733
Black Hills Corp. 11,701 636,300
Northwestern Energy Group,
Inc. 10,528 527,242
Unitil Corp. 2,517 130,356
1,746,631
Office REITs 0 .7%
Brandywine Realty Trust(a) 26,714 119,679
City Office REIT, Inc. 6,201 30,881
COPT Defense Properties 19,133 478,899
Douglas Emmett, Inc.(a) 15,274 203,297
Easterly Government
Properties, Inc., Class A(a) 16,491 203,994
Equity Commonwealth* 17,609 341,615
Franklin Street Properties
Corp. 16,629 25,442
Hudson Pacific Properties, Inc. 22,197 106,768
JBG SMITH Properties(a) 14,693 223,774
NET Lease Office Properties 2,518 61,993
Orion Office REIT, Inc. 8,563 30,741
Paramount Group, Inc.(a) 31,535 146,007
Peakstone Realty Trust(a) 6,048 64,109
Piedmont Office Realty Trust,
Inc., Class A 21,390 155,077
Postal Realty Trust, Inc., Class
A(a) 2,595 34,591
SL Green Realty Corp.(a) 11,098 628,591
2,855,458
Oil, Gas & Consumable Fuels 3 .9%
Aemetis, Inc.* 5,986 18,018
Amplify Energy Corp.* 5,927 40,185
Ardmore Shipping Corp.(a) 6,976 157,169
Berry Corp. 13,562 87,611
California Resources Corp. 11,551 614,744
Centrus Energy Corp., Class
A*(a) 2,343 100,163
Clean Energy Fuels Corp.*(a) 28,628 76,437
CNX Resources Corp.*(a) 25,128 610,610
Comstock Resources, Inc.(a) 15,581 161,731
CONSOL Energy, Inc.*(a) 4,921 502,090
Crescent Energy Co., Class
A(a) 16,089 190,655
CVR Energy, Inc.(a) 6,030 161,423
Delek US Holdings, Inc. 10,782 266,962
DHT Holdings, Inc. 22,491 260,221
Diversified Energy Co. plc 7,722 104,170
Dorian LPG Ltd.(a) 5,773 242,235
Empire Petroleum Corp.* 2,654 13,695
Encore Energy Corp.* 29,727 117,124
Energy Fuels, Inc.*(a) 26,998 163,608
Equitrans Midstream Corp. 72,533 941,478
Evolution Petroleum Corp.(a) 4,403 23,204
Excelerate Energy, Inc., Class
A 2,900 53,476
FLEX LNG Ltd.(a) 4,948 133,794
FutureFuel Corp.(a) 4,710 24,162
Golar LNG Ltd.(a) 16,464 516,146
Granite Ridge Resources, Inc.
(a) 8,335 52,761
Green Plains, Inc.*(a) 9,199 145,896
Gulfport Energy Corp.* 2,162 326,462
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Hallador Energy Co.* 3,903 30,326
HighPeak Energy, Inc.(a) 2,031 28,556
International Seaways, Inc. 6,735 398,241
Kinetik Holdings, Inc., Class A 6,308 261,404
Kosmos Energy Ltd.* 78,303 433,799
Magnolia Oil & Gas Corp.,
Class A(a) 28,760 728,778
Murphy Oil Corp. 24,573 1,013,391
NACCO Industries, Inc., Class
A 573 15,855
NextDecade Corp.*(a) 19,231 152,694
Nordic American Tankers Ltd.
(a) 33,962 135,169
Northern Oil & Gas, Inc.(a) 16,596 616,873
Overseas Shipholding Group,
Inc., Class A 8,411 71,325
Par Pacific Holdings, Inc.* 9,710 245,178
PBF Energy, Inc., Class A 17,361 798,953
Peabody Energy Corp.(a) 21,484 475,226
PrimeEnergy Resources
Corp.* 74 7,870
REX American Resources
Corp.* 2,456 111,969
Riley Exploration Permian, Inc. 1,866 52,826
Ring Energy, Inc.*(a) 24,469 41,353
Sable Offshore Corp.* 8,144 122,730
SandRidge Energy, Inc.(a) 5,395 69,757
Scorpio Tankers, Inc. 7,826 636,176
SFL Corp. Ltd. 18,646 258,806
SilverBow Resources, Inc.*(a) 3,554 134,448
Sitio Royalties Corp., Class
A(a) 13,622 321,615
SM Energy Co.(a) 19,340 836,068
Talos Energy, Inc.*(a) 24,814 301,490
Teekay Corp.* 9,459 84,847
Teekay Tankers Ltd., Class A 4,013 276,135
Tellurian, Inc.* 9,338 6,467
Uranium Energy Corp.*(a) 65,714 394,941
Ur-Energy, Inc.* 45,469 63,657
VAALCO Energy, Inc.(a) 17,588 110,277
Vital Energy, Inc.*(a) 4,815 215,808
Vitesse Energy, Inc.(a) 4,081 96,720
W&T Offshore, Inc.(a) 15,523 33,219
World Kinect Corp.(a) 10,055 259,419
15,948,596
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 2,639 127,912
Glatfelter Corp.* 1,619 2,251
Sylvamo Corp. 5,919 406,043
536,206
Passenger Airlines 0 .4%
Allegiant Travel Co.(a) 2,547 127,936
Blade Air Mobility, Inc.*(a) 9,653 33,592
Frontier Group Holdings,
Inc.*(a) 7,627 37,601
Hawaiian Holdings, Inc.* 8,160 101,429
JetBlue Airways Corp.*(a) 51,600 314,244
Joby Aviation, Inc.*(a) 67,220 342,822
SkyWest, Inc.* 6,661 546,668
Spirit Airlines, Inc.(a) 19,127 70,005

124 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Passenger Airlines
Sun Country Airlines Holdings,
Inc.*(a) 7,080 88,925
Wheels Up Experience, Inc.* 14,782 27,938
1,691,160
Personal Care Products 0 .3%
Beauty Health Co. (The)*(a) 12,420 23,846
Edgewell Personal Care Co. 8,308 333,899
Herbalife Ltd.*(a) 16,732 173,845
Honest Co., Inc. (The)* 13,359 39,008
Inter Parfums, Inc. 3,034 352,035
Medifast, Inc.(a) 1,832 39,974
Nature's Sunshine Products,
Inc.* 2,114 31,858
Nu Skin Enterprises, Inc.,
Class A 8,693 91,624
Olaplex Holdings, Inc.* 23,055 35,505
USANA Health Sciences, Inc.* 1,912 86,499
Veru, Inc.* 21,723 18,276
Waldencast plc, Class A* 4,054 14,554
1,240,923
Pharmaceuticals 1 .6%
Aclaris Therapeutics, Inc.* 992 1,091
Alimera Sciences, Inc.* 3,335 18,543
Alto Neuroscience, Inc.* 1,472 15,736
Amneal Pharmaceuticals,
Inc.*(a) 26,849 170,491
Amphastar Pharmaceuticals,
Inc.*(a) 6,415 256,600
ANI Pharmaceuticals, Inc.* 3,080 196,134
Aquestive Therapeutics, Inc.* 12,537 32,596
Arvinas, Inc.* 10,751 286,192
Atea Pharmaceuticals, Inc.*(a) 12,355 40,895
Avadel Pharmaceuticals plc,
ADR* 15,484 217,705
Axsome Therapeutics, Inc.*(a) 6,092 490,406
Biote Corp., Class A*(a) 4,349 32,487
Bright Green Corp.* 2,382 603
Cassava Sciences, Inc.*(a) 6,765 83,548
Collegium Pharmaceutical,
Inc.*(a) 5,474 176,263
Contineum Therapeutics, Inc.,
Class A* 981 17,275
Corcept Therapeutics, Inc.*(a) 13,499 438,583
CorMedix, Inc.*(a) 8,284 35,870
Edgewise Therapeutics, Inc.* 12,151 218,840
Enliven Therapeutics, Inc.*(a) 5,888 137,603
Esperion Therapeutics, Inc.* 31,525 69,986
Evolus, Inc.* 9,267 100,547
EyePoint Pharmaceuticals,
Inc.*(a) 8,399 73,071
Fulcrum Therapeutics, Inc.* 10,455 64,821
Harmony Biosciences
Holdings, Inc.* 5,236 157,970
Harrow, Inc.*(a) 5,027 105,014
Innoviva, Inc.*(a) 8,957 146,895
Ligand Pharmaceuticals,
Inc.*(a) 2,862 241,152
Liquidia Corp.*(a) 9,658 115,896
Longboard Pharmaceuticals,
Inc.*(a) 5,419 146,476
MediWound Ltd.* 1,321 20,502
Common Stocks
Shares Value ($)
Pharmaceuticals
Mind Medicine MindMed, Inc.* 12,115 87,349
Nektar Therapeutics, Class A* 30,181 37,424
Neumora Therapeutics, Inc.* 14,006 137,679
Nuvation Bio, Inc.* 30,166 88,085
Ocular Therapeutix, Inc.*(a) 26,014 177,936
Omeros Corp.*(a) 9,036 36,686
Pacira BioSciences, Inc.*(a) 7,665 219,296
Phathom Pharmaceuticals,
Inc.*(a) 5,378 55,393
Phibro Animal Health Corp.,
Class A 3,214 53,899
Pliant Therapeutics, Inc.*(a) 9,791 105,253
Prestige Consumer
Healthcare, Inc.* 8,275 569,734
Revance Therapeutics, Inc.*(a) 17,366 44,631
Scilex Holding Co.*(a) 9,936 19,176
scPharmaceuticals, Inc.* 4,250 18,487
SIGA Technologies, Inc.(a) 8,180 62,086
Supernus Pharmaceuticals,
Inc.*(a) 8,432 225,556
Tarsus Pharmaceuticals,
Inc.*(a) 6,166 167,592
Terns Pharmaceuticals,
Inc.*(a) 9,644 65,676
Theravance Biopharma, Inc.* 6,434 54,560
Third Harmonic Bio, Inc.*(a) 3,362 43,706
Trevi Therapeutics, Inc.*(a) 9,782 29,150
Ventyx Biosciences, Inc.*(a) 10,408 24,042
Verrica Pharmaceuticals,
Inc.*(a) 3,081 22,460
WaVe Life Sciences Ltd.*(a) 13,272 66,227
Xeris Biopharma Holdings,
Inc.*(a) 21,127 47,536
Zevra Therapeutics, Inc.*(a) 6,938 33,996
6,603,406
Professional Services 2 .4%
Alight, Inc., Class A* 79,594 587,404
Asure Software, Inc.*(a) 3,873 32,533
Barrett Business Services, Inc. 4,275 140,092
BlackSky Technology, Inc.,
Class A*(a) 18,256 19,534
CBIZ, Inc.* 8,018 594,134
Conduent, Inc.* 28,817 93,943
CRA International, Inc. 1,122 193,231
CSG Systems International,
Inc. 5,070 208,732
DLH Holdings Corp.* 1,219 12,873
ExlService Holdings, Inc.* 26,175 820,848
Exponent, Inc. 8,412 800,149
First Advantage Corp.(a) 8,443 135,679
FiscalNote Holdings, Inc.*(a) 9,675 14,125
Forrester Research, Inc.*(a) 1,832 31,291
Franklin Covey Co.* 1,824 69,312
Heidrick & Struggles
International, Inc. 3,518 111,098
HireQuest, Inc.(a) 773 9,547
Huron Consulting Group, Inc.* 2,926 288,211
IBEX Holdings Ltd.* 1,335 21,600
ICF International, Inc. 3,131 464,828
Innodata, Inc.*(a) 4,591 68,084
Insperity, Inc.(a) 6,011 548,263

NVIT Small Cap Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 125
Common Stocks
Shares Value ($)
Professional Services
Kelly Services, Inc., Class A 5,468 117,070
Kforce, Inc.(a) 3,116 193,597
Korn Ferry 8,784 589,758
Legalzoom.com, Inc.*(a) 23,032 193,238
Maximus, Inc. 10,185 872,854
Mistras Group, Inc.* 2,926 24,257
NV5 Global, Inc.* 2,360 219,409
Planet Labs PBC*(a) 29,038 54,011
Resources Connection, Inc. 5,026 55,487
Spire Global, Inc.* 3,696 40,065
Sterling Check Corp.*(a) 5,563 82,332
TriNet Group, Inc. 5,435 543,500
TrueBlue, Inc.* 4,889 50,357
TTEC Holdings, Inc.(a) 3,369 19,810
Upwork, Inc.* 20,841 224,041
Verra Mobility Corp., Class
A*(a) 27,938 759,914
Willdan Group, Inc.* 2,049 59,114
WNS Holdings Ltd.* 7,774 408,135
9,772,460
Real Estate Management & Development 0 .7%
American Realty Investors,
Inc.*(a) 366 5,197
Anywhere Real Estate, Inc.* 18,219 60,305
Compass, Inc., Class A*(a) 61,438 221,177
Cushman & Wakefield plc* 24,335 253,084
DigitalBridge Group, Inc.(a) 26,805 367,229
eXp World Holdings, Inc.(a) 13,728 154,920
Forestar Group, Inc.* 3,208 102,624
FRP Holdings, Inc.* 2,052 58,523
Kennedy-Wilson Holdings, Inc.
(a) 19,162 186,255
Marcus & Millichap, Inc.(a) 4,085 128,759
Maui Land & Pineapple Co.,
Inc.*(a) 1,270 28,004
Newmark Group, Inc., Class A 23,609 241,520
Offerpad Solutions, Inc.* 1,899 8,394
Opendoor Technologies,
Inc.*(a) 104,156 191,647
RE/MAX Holdings, Inc., Class
A(a) 2,763 22,380
Real Brokerage, Inc. (The)* 16,067 65,232
Redfin Corp.*(a) 19,750 118,697
RMR Group, Inc. (The), Class
A 2,557 57,788
St Joe Co. (The) 6,036 330,169
Star Holdings* 2,452 29,571
Stratus Properties, Inc.* 834 21,033
Tejon Ranch Co.*(a) 3,195 54,507
Transcontinental Realty
Investors, Inc.*(a) 178 4,936
2,711,951
Residential REITs 0 .5%
Apartment Investment and
Management Co., Class A* 24,214 200,734
BRT Apartments Corp. 1,783 31,149
Centerspace 2,501 169,143
Clipper Realty, Inc.(a) 2,440 8,808
Elme Communities 14,902 237,389
Independence Realty Trust,
Inc.(a) 37,956 711,296
Common Stocks
Shares Value ($)
Residential REITs
NexPoint Residential Trust,
Inc. 3,845 151,916
UMH Properties, Inc. 10,674 170,677
Veris Residential, Inc. 13,297 199,455
1,880,567
Retail REITs 1 .2%
Acadia Realty Trust(a) 17,393 311,682
Alexander's, Inc. 358 80,500
CBL & Associates Properties,
Inc.(a) 4,391 102,662
Getty Realty Corp. 8,388 223,624
InvenTrust Properties Corp. 11,624 287,810
Kite Realty Group Trust 36,410 814,856
Macerich Co. (The)(a) 36,687 566,447
NETSTREIT Corp.(a) 12,150 195,615
Phillips Edison & Co., Inc.(a) 20,559 672,485
Retail Opportunity Investments
Corp.(a) 21,286 264,585
Saul Centers, Inc.(a) 1,921 70,635
SITE Centers Corp.(a) 32,580 472,410
Tanger, Inc. 18,064 489,715
Urban Edge Properties(a) 20,544 379,448
Whitestone REIT 8,394 111,724
5,044,198
Semiconductors & Semiconductor Equipment 2 .6%
ACM Research, Inc., Class A* 8,510 196,241
Aehr Test Systems*(a) 4,316 48,210
Alpha & Omega
Semiconductor Ltd.*(a) 3,851 143,912
Ambarella, Inc.* 6,344 342,259
Axcelis Technologies, Inc.* 5,431 772,234
CEVA, Inc.* 4,004 77,237
Cohu, Inc.* 7,718 255,466
Credo Technology Group
Holding Ltd.* 21,241 678,437
Diodes, Inc.*(a) 7,599 546,596
Everspin Technologies, Inc.* 3,106 18,605
FormFactor, Inc.* 12,923 782,229
GCT Semiconductor Holding,
Inc.* 1,515 7,893
Ichor Holdings Ltd.* 5,474 211,023
Impinj, Inc.* 3,784 593,218
indie Semiconductor, Inc.,
Class A*(a) 27,234 168,034
Kulicke & Soffa Industries, Inc.
(a) 9,221 453,581
MaxLinear, Inc., Class A* 13,212 266,090
Navitas Semiconductor Corp.,
Class A*(a) 20,898 82,129
NVE Corp.(a) 781 58,333
PDF Solutions, Inc.*(a) 5,186 188,667
Photronics, Inc.*(a) 10,303 254,175
Power Integrations, Inc.(a) 9,385 658,733
QuickLogic Corp.* 2,242 23,294
Rambus, Inc.* 18,163 1,067,258
Rigetti Computing, Inc.* 22,911 24,515
Semtech Corp.*(a) 10,831 323,630
Silicon Laboratories, Inc.* 5,310 587,445
SiTime Corp.*(a) 3,071 381,971
SkyWater Technology, Inc.* 4,488 34,333

126 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
SMART Global Holdings,
Inc.*(a) 8,647 197,757
Synaptics, Inc.* 6,523 575,328
Ultra Clean Holdings, Inc.* 7,419 363,531
Veeco Instruments, Inc.*(a) 9,272 433,095
10,815,459
Software 6 .0%
8x8, Inc.*(a) 19,018 42,220
A10 Networks, Inc. 12,074 167,225
ACI Worldwide, Inc.* 17,827 705,771
Adeia, Inc.(a) 18,424 206,072
Agilysys, Inc.* 3,694 384,693
Alarm.com Holdings, Inc.*(a) 8,101 514,738
Alkami Technology, Inc.*(a) 7,577 215,793
Altair Engineering, Inc., Class
A*(a) 9,582 939,803
American Software, Inc., Class
A 5,207 47,540
Amplitude, Inc., Class A* 13,000 115,700
Appian Corp., Class A*(a) 6,924 213,675
Arteris, Inc.* 4,659 34,989
Asana, Inc., Class A*(a) 13,280 185,787
AudioEye, Inc.* 1,190 20,956
Aurora Innovation, Inc., Class
A*(a) 140,609 389,487
AvePoint, Inc.* 21,654 225,635
Bit Digital, Inc.*(a) 20,159 64,106
Blackbaud, Inc.*(a) 6,950 529,382
BlackLine, Inc.*(a) 9,673 468,657
Blend Labs, Inc., Class A* 38,945 91,910
Box, Inc., Class A*(a) 23,532 622,186
Braze, Inc., Class A*(a) 8,839 343,307
C3.ai, Inc., Class A*(a) 13,841 400,835
Cerence, Inc.*(a) 6,846 19,374
Cipher Mining, Inc.* 28,916 120,001
Cleanspark, Inc.*(a) 37,086 591,522
Clear Secure, Inc., Class A(a) 14,748 275,935
Clearwater Analytics Holdings,
Inc., Class A* 23,381 433,016
CommVault Systems, Inc.* 7,293 886,610
Consensus Cloud Solutions,
Inc.*(a) 3,057 52,519
CS Disco, Inc.*(a) 5,673 33,811
Daily Journal Corp.*(a) 232 91,519
Dave, Inc.* 1,316 39,875
Digimarc Corp.*(a) 2,470 76,595
Digital Turbine, Inc.*(a) 15,207 25,244
Domo, Inc., Class B*(a) 6,217 47,995
D-Wave Quantum, Inc.* 14,891 16,976
E2open Parent Holdings,
Inc.*(a) 28,094 126,142
eGain Corp.* 3,411 21,523
Enfusion, Inc., Class A*(a) 8,127 69,242
Envestnet, Inc.*(a) 6,895 431,558
Everbridge, Inc.* 7,021 245,665
EverCommerce, Inc.*(a) 3,504 38,474
Freshworks, Inc., Class A* 34,145 433,300
Hut 8 Corp.* 13,441 201,481
iLearningEngines Holdings,
Inc.* 4,300 39,044
Instructure Holdings, Inc.*(a) 3,712 86,898
Common Stocks
Shares Value ($)
Software
Intapp, Inc.*(a) 6,587 241,545
InterDigital, Inc.(a) 4,232 493,282
Jamf Holding Corp.* 12,502 206,283
Kaltura, Inc.* 11,922 14,306
LiveRamp Holdings, Inc.* 10,982 339,783
Marathon Digital Holdings,
Inc.*(a) 45,713 907,403
Matterport, Inc.*(a) 42,937 191,928
MeridianLink, Inc.* 4,584 97,914
Mitek Systems, Inc.*(a) 7,787 87,059
N-able, Inc.* 12,011 182,928
NCR Voyix Corp.* 24,541 303,081
NextNav, Inc.*(a) 12,485 101,253
Olo, Inc., Class A* 17,875 79,007
ON24, Inc.* 5,406 32,490
OneSpan, Inc.* 6,768 86,766
Ooma, Inc.* 4,320 42,898
Pagaya Technologies Ltd.,
Class A* 6,803 86,806
PagerDuty, Inc.*(a) 14,976 343,400
Porch Group, Inc.* 13,217 19,958
PowerSchool Holdings, Inc.,
Class A*(a) 10,006 224,034
Prairie Operating Co.* 659 7,150
Progress Software Corp. 7,320 397,183
PROS Holdings, Inc.*(a) 7,767 222,525
Q2 Holdings, Inc.*(a) 9,927 598,896
Qualys, Inc.* 6,197 883,692
Rapid7, Inc.* 10,380 448,727
Red Violet, Inc.*(a) 1,649 41,885
Rekor Systems, Inc.* 12,028 18,643
ReposiTrak, Inc. 1,974 30,182
Rimini Street, Inc.*(a) 9,595 29,457
Riot Platforms, Inc.*(a) 45,452 415,431
Roadzen, Inc.* 4,025 8,936
Sapiens International Corp.
NV 5,201 176,470
SEMrush Holdings, Inc., Class
A* 6,178 82,723
SolarWinds Corp. 9,505 114,535
SoundHound AI, Inc., Class
A*(a) 47,688 188,368
SoundThinking, Inc.* 1,386 16,881
Sprinklr, Inc., Class A*(a) 17,531 168,648
Sprout Social, Inc., Class A*(a) 8,280 295,430
SPS Commerce, Inc.* 6,216 1,169,603
Telos Corp.* 9,461 38,033
Tenable Holdings, Inc.* 19,782 862,100
Terawulf, Inc.*(a) 38,633 171,917
Varonis Systems, Inc., Class
B* 18,592 891,858
Verint Systems, Inc.* 10,400 334,880
Vertex, Inc., Class A* 9,115 328,596
Viant Technology, Inc., Class
A* 2,463 24,310
Weave Communications, Inc.* 6,662 60,091
WM Technology, Inc.* 13,628 14,173
Workiva, Inc., Class A* 8,488 619,539
Xperi, Inc.* 7,836 64,334
Yext, Inc.* 17,137 91,683
Zeta Global Holdings Corp.,
Class A* 27,608 487,281

NVIT Small Cap Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 127
Common Stocks
Shares Value ($)
Software
Zuora, Inc., Class A* 21,730 215,779
24,936,849
Specialized REITs 0 .4%
Farmland Partners, Inc.(a) 6,942 80,041
Four Corners Property Trust,
Inc.(a) 15,768 388,997
Gladstone Land Corp. 5,048 69,107
Outfront Media, Inc. 24,938 356,614
PotlatchDeltic Corp. 13,447 529,677
Safehold, Inc.(a) 9,011 173,822
Uniti Group, Inc.(a) 38,278 111,772
1,710,030
Specialty Retail 2 .5%
1-800-Flowers.com, Inc.,
Class A* 4,156 39,565
Aaron's Co., Inc. (The) 5,595 55,838
Abercrombie & Fitch Co.,
Class A* 8,404 1,494,567
Academy Sports & Outdoors,
Inc.(a) 12,102 644,432
American Eagle Outfitters, Inc. 30,569 610,157
America's Car-Mart, Inc.*(a) 1,067 64,244
Arhaus, Inc., Class A 8,554 144,905
Arko Corp.(a) 13,455 84,363
Asbury Automotive Group,
Inc.*(a) 3,388 772,024
BARK, Inc.*(a) 23,596 42,709
Beyond, Inc.*(a) 7,792 101,919
Boot Barn Holdings, Inc.*(a) 4,944 637,430
Buckle, Inc. (The) 5,146 190,093
Build-A-Bear Workshop, Inc.
(a) 2,007 50,717
Caleres, Inc. 5,823 195,653
Camping World Holdings, Inc.,
Class A(a) 7,302 130,414
CarParts.com, Inc.* 734 734
Citi Trends, Inc.* 1,371 29,147
Designer Brands, Inc., Class
A(a) 6,795 46,410
Destination XL Group, Inc.*(a) 9,352 34,041
EVgo, Inc., Class A*(a) 15,318 37,529
Foot Locker, Inc. 13,957 347,808
Genesco, Inc.*(a) 1,856 47,996
Group 1 Automotive, Inc. 2,224 661,151
GrowGeneration Corp.* 8,995 19,339
Haverty Furniture Cos., Inc. 2,220 56,144
Hibbett, Inc. 1,959 170,844
J Jill, Inc. 718 25,108
Lands' End, Inc.*(a) 2,516 34,192
Leslie's, Inc.*(a) 30,057 125,939
MarineMax, Inc.*(a) 3,520 113,942
Monro, Inc.(a) 5,003 119,372
National Vision Holdings,
Inc.*(a) 13,228 173,155
ODP Corp. (The)*(a) 5,996 235,463
OneWater Marine, Inc., Class
A*(a) 2,008 55,361
Petco Health & Wellness Co.,
Inc., Class A* 13,902 52,550
RealReal, Inc. (The)* 16,439 52,440
Common Stocks
Shares Value ($)
Specialty Retail
Rent the Runway, Inc., Class
A* 31 545
Revolve Group, Inc., Class
A*(a) 6,551 104,226
RumbleON, Inc., Class B* 2,553 10,467
Sally Beauty Holdings, Inc.*(a) 17,093 183,408
Shoe Carnival, Inc.(a) 2,953 108,936
Signet Jewelers Ltd.(a) 7,159 641,303
Sleep Number Corp.*(a) 3,329 31,859
Sonic Automotive, Inc., Class
A 2,468 134,432
Stitch Fix, Inc., Class A* 15,425 64,014
ThredUp, Inc., Class A* 11,067 18,814
Tile Shop Holdings, Inc.*(a) 5,012 34,733
Tilly's, Inc., Class A*(a) 2,351 14,177
Torrid Holdings, Inc.*(a) 1,699 12,726
Upbound Group, Inc. 9,010 276,607
Urban Outfitters, Inc.* 10,711 439,687
Victoria's Secret & Co.* 13,138 232,148
Warby Parker, Inc., Class A*(a) 14,627 234,910
Winmark Corp.(a) 478 168,557
Zumiez, Inc.*(a) 2,532 49,323
10,458,567
Technology Hardware, Storage & Peripherals 0 .2%
CompoSecure, Inc., Class A 3,241 22,039
Corsair Gaming, Inc.* 7,997 88,287
CPI Card Group, Inc.* 908 24,743
Diebold Nixdorf, Inc.* 4,282 164,771
Eastman Kodak Co.*(a) 10,422 56,070
Immersion Corp. 5,003 47,078
IonQ, Inc.*(a) 33,270 233,888
Turtle Beach Corp.* 3,128 44,856
Xerox Holdings Corp. 19,676 228,635
910,367
Textiles, Apparel & Luxury Goods 0 .6%
Figs, Inc., Class A*(a) 21,739 115,869
G-III Apparel Group Ltd.*(a) 6,865 185,836
Hanesbrands, Inc.*(a) 59,022 290,978
Kontoor Brands, Inc. 9,319 616,452
Movado Group, Inc. 2,640 65,630
Oxford Industries, Inc.(a) 2,490 249,373
Rocky Brands, Inc. 1,179 43,576
Steven Madden Ltd. 12,094 511,576
Superior Group of Cos., Inc. 2,199 41,583
Vera Bradley, Inc.*(a) 3,799 23,782
Wolverine World Wide, Inc.(a) 13,332 180,249
2,324,904
Tobacco 0 .1%
Ispire Technology, Inc.* 2,685 21,480
Turning Point Brands, Inc. 2,787 89,435
Universal Corp. 4,061 195,699
Vector Group Ltd. 24,584 259,853
566,467
Trading Companies & Distributors 2 .2%
Alta Equipment Group, Inc. 4,453 35,802
Applied Industrial
Technologies, Inc. 6,424 1,246,256
Beacon Roofing Supply, Inc.* 10,660 964,730
BlueLinx Holdings, Inc.* 1,425 132,653
Boise Cascade Co.(a) 6,639 791,501

128 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Custom Truck One Source,
Inc.*(a) 8,074 35,122
Distribution Solutions Group,
Inc.*(a) 1,622 48,660
DNOW, Inc.* 18,047 247,785
DXP Enterprises, Inc.* 2,150 98,556
EVI Industries, Inc.(a) 1,027 19,431
FTAI Aviation Ltd.(a) 16,694 1,723,322
GATX Corp.(a) 5,905 781,586
Global Industrial Co. 2,252 70,623
GMS, Inc.*(a) 6,782 546,697
H&E Equipment Services, Inc. 5,419 239,357
Herc Holdings, Inc. 4,729 630,328
Hudson Technologies, Inc.* 7,334 64,466
Karat Packaging, Inc. 1,247 36,886
McGrath RentCorp(a) 4,043 430,782
MRC Global, Inc.* 14,259 184,084
Rush Enterprises, Inc., Class A 10,145 424,771
Rush Enterprises, Inc., Class
B 1,506 59,096
Titan Machinery, Inc.*(a) 3,459 54,998
Transcat, Inc.* 1,426 170,664
Willis Lease Finance Corp. 495 34,303
Xometry, Inc., Class A*(a) 7,100 82,076
9,154,535
Transportation Infrastructure 0 .0%
†
Sky Harbour Group Corp.* 1,761 16,289
Water Utilities 0 .4%
American States Water Co. 6,187 448,991
Cadiz, Inc.* 6,055 18,710
California Water Service
Group 9,644 467,637
Consolidated Water Co. Ltd.(a) 2,466 65,448
Global Water Resources, Inc. 1,601 19,372
Middlesex Water Co. 2,920 152,599
Pure Cycle Corp.*(a) 3,202 30,579
SJW Group 5,391 292,300
York Water Co. (The) 1,918 71,139
1,566,775
Wireless Telecommunication Services 0 .1%
Gogo, Inc.*(a) 10,777 103,675
Spok Holdings, Inc.(a) 2,869 42,490
Telephone & Data Systems,
Inc. 16,528 342,625
488,790
Total Common Stocks
(cost $319,726,889) 410,822,781
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,552 0
Chinook Therapeutics, Inc.,
CVR*^∞ 8,695 0
Icosavax, Inc., CVR*^∞ 4,394 0
Inhibrx, Inc., CVR*∞ 5,486 0
Rights
Number of
Rights
Value ($)
Biotechnology
Oncternal Therapeutics, Inc.,
CVR*^∞(a) 97 0
0
Total Rights
(cost $6,480) 0
Warrants 0 .0%
Number of
Warrants
Chemicals 0 .0%
†
Danimer Scientific, Inc.,
expiring 7/15/2025*∞ 4,467 0
Total Warrants
(cost $0) 0
Repurchase Agreements 11 .1%
Principal
Amount ($)
Bank of America NA,
5.31%, dated 6/28/2024,
due 7/1/2024, repurchase
price $4,001,770,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 3/1/2042 -
7/1/2046; total market
value $4,080,000.(b)(c) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $7,003,139,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074; total
market value $7,140,000.
(b)(c) 7,000,000 7,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024,
due 7/1/2024, repurchase
price $7,891,385,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073;
total market value
$8,045,605.(b)(c) 7,887,848 7,887,848
MetLife, Inc.,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $15,006,663,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $15,308,389.(b)(c) 15,000,000 15,000,000

NVIT Small Cap Index Fund - June 30, 2024 (Unaudited) - Statement of Investments - 129
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $10,004,442,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.79%, maturing 7/9/2024
- 5/20/2074; total market
value $10,200,000.(b)(c) 10,000,000 10,000,000
Santander US Capital
Markets,
5.33%, dated 6/28/2024,
due 7/1/2024, repurchase
price $2,000,889,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 7.18%, maturing
8/25/2024 - 8/20/2071;
total market value
$2,040,906.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $45,887,848) 45,887,848
Total Investments
(cost $365,676,111) — 110.5% 456,740,049
Liabilities in excess of other assets
— (10.5)% (43,364,473)
NET ASSETS — 100.0%
$ 413,375,576
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June
30, 2024 was $116,498,417, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $45,887,848 and by $73,641,138 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/15/2024 – 2/15/2054, a total value of $119,528,986.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $45,887,848.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 50 9/2024 USD 5,162,500 66,657
Net contracts 66,657
As of June 30, 2024, the Fund had $423,400 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

130 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
Assets:
Investment securities of affiliated issuers, at value $ 40,194
Investment securities of unaffiliated issuers, at value
*
2,123,959,460
Repurchase agreements, at value 118,070,996
Cash 78,267,866
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 15,522,343
Security lending income receivable 28,917
Receivable for investments sold 8,639,368
Receivable for capital shares issued 151,578
Reclaims receivable —
Receivable for variation margin on futures contracts —
Prepaid expenses 9,860
Total Assets 2,344,690,582
Liabilities:
Payable for investments purchased 78,285,391
Payable for capital shares redeemed 188,644
Payable for variation margin on futures contracts —
Cash collateral pledged at broker for TBAs 345,675
Payable upon return of securities loaned (Note 2) 118,070,996
Accrued expenses and other payables:
Investment advisory fees 322,896
Fund administration fees 61,529
Distribution fees —
Administrative servicing fees 28,807
Accounting and transfer agent fees 29,512
Trustee fees 49
Custodian fees 22,059
Compliance program costs (Note 3) 2,139
Professional fees 38,423
Printing fees 8,322
Other 20,359
Total Liabilities 197,424,801
Net Assets $ 2,147,265,781
* Includes value of securities on loan (Note 2) 334,765,253
Cost of investment securities of affiliated issuers 25,906
Cost of investment securities of unaffiliated issuers 2,342,443,219
Cost of repurchase agreements 118,070,996
Cost of foreign currencies —
Represented by:
Capital $ 2,393,715,904
Total distributable earnings (loss) (246,450,123)
Net Assets $ 2,147,265,781

Index Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 131
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ — $ — $ — $ —
1,362,398,998 1,173,800,217 3,785,598,947 410,852,201
25,219,743 137,501,926 160,509,180 45,887,848
34,451 8,532,335 30,007,530 5,753,020
616,963 606,108 1,395,050 395,436
7,924,280 — — —
1,819,780 1,176,937 2,101,202 390,711
11,750 30,066 18,559 37,261
535 2,509,039 — 40,559,893
603,274 179,530 22,476,796 57,235
8,947,888 — — —
2,268 18,508 — 13,526
6,048 5,212 15,872 1,853
1,407,585,978 1,324,359,878 4,002,123,136 503,948,984
— 46,869 — 44,214,282
145,612 313,935 4,741,394 172,389
— — 143,325 —
— — — —
25,219,743 137,501,926 160,509,180 45,887,848
281,786 199,241 343,558 63,812
41,852 35,782 90,030 17,518
51,912 9,764 487,804 58,578
47,928 100,333 191,958 13,893
264 1,123 9,687 2,397
58 21 86 72
40,551 17,899 46,480 5,718
1,436 1,183 3,523 403
34,816 20,800 31,099 18,787
14,223 30,838 22,088 25,811
78,719 11,356 72,324 91,900
25,958,900 138,291,070 166,692,536 90,573,408
$ 1,381,627,078 $ 1,186,068,808 $ 3,835,430,600 $ 413,375,576
51,414,114 351,173,083 289,150,089 116,498,417
— — — —
785,526,140 765,142,872 1,066,270,551 319,788,263
25,219,743 137,501,926 160,509,180 45,887,848
7,927,697 — — —
$ 979,064,839 $ 677,898,313 $ 1,120,991,873 $ 310,484,731
402,562,239 508,170,495 2,714,438,727 102,890,845
$ 1,381,627,078 $ 1,186,068,808 $ 3,835,430,600 $ 413,375,576

132 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
Net Assets:
Class I Shares $ 254,938,325
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 1,892,327,456
Total $ 2,147,265,781
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 27,966,626
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 207,076,695
Total 235,043,321
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9 .12
Class II Shares $ —
Class IV Shares $ —
Class VIII Shares $ —
Class Y Shares $ 9 .14

Index Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 133
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ 190,087,235 $ 876,890,115 $ 759,784,110 $ —
24,822,060 47,667,329 2,399,185,587 287,902,174
— — 257,373,404 —
161,690,522 — — —
1,005,027,261 261,511,364 419,087,499 125,473,402
$ 1,381,627,078 $ 1,186,068,808 $ 3,835,430,600 $ 413,375,576
17,082,795 43,941,735 71,840,459 —
2,236,949 2,443,932 233,125,871 35,874,244
— — 24,145,021 —
14,681,449 — — —
90,044,143 13,050,853 39,313,031 15,304,414
124,045,336 59,436,520 368,424,382 51,178,658
$ 11 .13 $ 19 .96 $ 10 .58 $ —
$ 11 .10 $ 19 .50 $ 10 .29 $ 8 .03
$ — $ — $ 10 .66 $ —
$ 11 .01 $ — $ — $ —
$ 11 .16 $ 20 .04 $ 10 .66 $ 8 .20

134 - Statements of Operations - For the Six Months Ended June 30, 2024 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 38,637,122
Income from securities lending (Note 2) 147,152
Interest income from affiliated issuers 1,346
Foreign tax withholding –
Dividend income —
Other income —
Total Income 38,785,620
EXPENSES:
Investment advisory fees 1,961,700
Fund administration fees 300,076
Distribution fees Class II Shares —
Distribution fees Class VIII Shares —
Administrative servicing fees Class I Shares 212,456
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class VIII Shares —
Professional fees 67,352
Printing fees 7,278
Trustee fees 37,520
Custodian fees 34,502
Accounting and transfer agent fees 112,030
Compliance program costs (Note 3) 4,535
Other 25,579
Total expenses before fees waived 2,763,028
Distribution fees waived - Class VIII (Note 3) —
Administrative servicing fees waived - Class I (Note 3) —
Administrative servicing fees waived - Class II (Note 3) —
Net Expenses 2,763,028
NET INVESTMENT INCOME 36,022,592
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (9,008,092)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
TBA Sale Commitments (Note 2) (578)
Net realized gains (losses) (9,008,670)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 871
Investment securities of unaffiliated issuers (42,606,549)
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation (42,605,678)
Net realized/unrealized gains (losses) (51,614,348)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (15,591,756)

Index Funds - For the Six Months Ended June 30, 2024 (Unaudited) - Statements of Operations - 135
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ 36,941 $ 213,537 $ 1,002,243 $ 125,692
98,844 178,008 119,943 277,493
— — — —
(3,021,478) — (7,555) (4,674)
30,277,657 9,211,047 24,900,125 2,948,383
— — 3,997 —
27,391,964 9,602,592 26,018,753 3,346,894
1,723,250 1,194,581 1,974,352 376,883
203,204 171,843 466,368 74,756
30,924 58,968 2,801,241 348,049
315,650 — — —
145,538 647,855 519,869 —
16,080 23,587 1,680,761 208,832
— — 122,210 —
118,369 — — —
52,965 34,546 75,618 23,991
7,577 11,407 17,399 6,941
24,717 20,543 62,400 7,115
31,507 20,760 31,691 5,297
6,670 3,623 9,122 1,150
2,988 2,456 7,273 836
84,711 13,647 177,514 1,450
2,764,150 2,203,816 7,945,818 1,055,300
(39,455) — — —
— — (242,607) —
— — (784,360) (97,455)
2,724,695 2,203,816 6,918,851 957,845
24,667,269 7,398,776 19,099,902 2,389,049
16,607,829 41,764,468 817,966 15,483,692
477,915 (238,260) 4,749,188 (35,544)
(147,137) — — —
— — — —
16,938,607 41,526,208 5,567,154 15,448,148
— — — —
32,676,112 18,043,765 473,187,950 (11,930,449)
(48,479) (78,377) (813,861) (81,629)
(633,960) — — —
31,993,673 17,965,388 472,374,089 (12,012,078)
48,932,280 59,491,596 477,941,243 3,436,070
$ 73,599,549 $ 66,890,372 $ 497,041,145 $ 5,825,119

The accompanying notes are an integral part of these financial statements.
136 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Index Funds
NVIT Bond Index Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 36,022,592 $ 62,241,996
Net realized gains (losses) (9,008,670) (25,960,072)
Net change in unrealized appreciation/depreciation (42,605,678) 68,233,894
Change in net assets resulting from operations (15,591,756) 104,515,818
Distributions to Shareholders From:
Distributable earnings:
Class I — (8,821,581)
Class II — —
Class VIII — —
Class Y — (52,809,430)
Change in net assets from shareholder distributions — (61,631,011)
Change in net assets from capital transactions (41,092,131) 225,719,062
Change in net assets (56,683,887) 268,603,869
Net Assets:
Beginning of period 2,203,949,668 1,935,345,799
End of period $ 2,147,265,781 $ 2,203,949,668
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 11,040,190 $ 63,569,806
Dividends reinvested — 8,821,581
Cost of shares redeemed (80,419,518) (136,271,258)
Total Class I Shares (69,379,328) (63,879,871)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class VIII Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class VIII Shares — —
Class Y Shares
Proceeds from shares issued 70,097,205 400,277,711
Dividends reinvested — 52,809,430
Cost of shares redeemed (41,810,008) (163,488,208)
Total Class Y Shares 28,287,197 289,598,933
Change in net assets from capital transactions $ (41,092,131) $ 225,719,062

Index Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 137
NVIT International Index Fund NVIT Mid Cap Index Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 24,667,269 $ 37,731,670 $ 7,398,776 $ 14,529,768
16,938,607 11,393,380 41,526,208 58,577,046
31,993,673 177,081,138 17,965,388 91,441,590
73,599,549 226,206,188 66,890,372 164,548,404
— (4,572,408) — (51,694,222)
— (540,522) — (2,846,100)
— (3,277,217) — —
— (26,539,812) — (15,037,280)
— (34,929,959) — (69,577,602)
(110,805,083) (131,933,342) (26,128,004) (16,431,879)
(37,205,534) 59,342,887 40,762,368 78,538,923
1,418,832,612 1,359,489,725 1,145,306,440 1,066,767,517
$ 1,381,627,078 $ 1,418,832,612 $ 1,186,068,808 $ 1,145,306,440
$ 36,892,957 $ 37,815,406 $ 35,493,753 $ 68,191,382
— 4,572,408 — 51,694,222
(44,824,692) (39,671,481) (59,572,149) (119,458,304)
(7,931,735) 2,716,333 (24,078,396) 427,300
415,017 8,733,576 2,320,755 2,855,125
— 540,522 — 2,846,100
(1,947,004) (11,953,572) (3,966,239) (5,531,346)
(1,531,987) (2,679,474) (1,645,484) 169,879
4,515,598 11,994,366 — —
— 3,277,217 — —
(6,025,929) (20,022,824) — —
(1,510,331) (4,751,241) — —
18,744,477 74,584,121 14,301,090 27,528,129
— 26,539,812 — 15,037,280
(118,575,507) (228,342,893) (14,705,214) (59,594,467)
(99,831,030) (127,218,960) (404,124) (17,029,058)
$ (110,805,083) $ (131,933,342) $ (26,128,004) $ (16,431,879)

The accompanying notes are an integral part of these financial statements.
138 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Index Funds
NVIT Bond Index Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 1,216,760 6,915,820
Reinvested — 985,141
Redeemed (8,910,877) (14,948,877)
Total Class I Shares (7,694,117) (7,047,916)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class VIII Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class VIII Shares — —
Class Y Shares
Issued 7,735,181 43,446,411
Reinvested — 5,890,884
Redeemed (4,600,051) (18,045,001)
Total Class Y Shares 3,135,130 31,292,294
Total change in shares (4,558,987) 24,244,378

Index Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 139
NVIT International Index Fund NVIT Mid Cap Index Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
3,338,894 3,755,460 1,785,130 3,799,320
— 450,564 — 2,931,619
(4,062,824) (3,939,701) (3,044,086) (6,611,698)
(723,930) 266,323 (1,258,956) 119,241
37,861 866,173 118,588 157,493
— 53,319 — 165,202
(180,630) (1,199,929) (206,831) (313,923)
(142,769) (280,437) (88,243) 8,772
413,247 1,208,440 — —
— 325,537 — —
(562,146) (2,056,252) — —
(148,899) (522,275) — —
1,720,367 7,429,618 718,951 1,541,602
— 2,610,009 — 849,177
(10,818,349) (22,695,182) (753,392) (3,194,991)
(9,097,982) (12,655,555) (34,441) (804,212)
(10,113,580) (13,191,944) (1,381,640) (676,199)

The accompanying notes are an integral part of these financial statements.
140 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Index Funds
NVIT S&P 500 Index Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 19,099,902 $ 36,616,883
Net realized gains (losses) 5,567,154 (237,554)
Net change in unrealized appreciation/depreciation 472,374,089 626,916,637
Change in net assets resulting from operations 497,041,145 663,295,966
Distributions to Shareholders From:
Distributable earnings:
Class I — (8,382,223)
Class II — (24,167,230)
Class IV — (3,047,940)
Class Y — (4,020,917)
Change in net assets from shareholder distributions — (39,618,310)
Change in net assets from capital transactions 66,973,278 83,223,799
Change in net assets 564,014,423 706,901,455
Net Assets:
Beginning of period 3,271,416,177 2,564,514,722
End of period $ 3,835,430,600 $ 3,271,416,177
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 56,475,160 $ 70,688,224
Dividends reinvested — 8,382,223
Cost of shares redeemed (30,064,696) (61,180,818)
Total Class I Shares 26,410,464 17,889,629
Class II Shares
Proceeds from shares issued 62,466,431 111,286,347
Dividends reinvested — 24,167,230
Cost of shares redeemed (83,674,524) (130,989,570)
Total Class II Shares (21,208,093) 4,464,007
Class IV Shares
Proceeds from shares issued 1,483,086 3,229,038
Dividends reinvested — 3,047,940
Cost of shares redeemed (11,406,081) (18,506,567)
Total Class IV Shares (9,922,995) (12,229,589)
Class Y Shares
Proceeds from shares issued 107,858,966 167,648,372
Dividends reinvested — 4,020,917
Cost of shares redeemed (36,165,064) (98,569,537)
Total Class Y Shares 71,693,902 73,099,752
Change in net assets from capital transactions $ 66,973,278 $ 83,223,799

Index Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 141
NVIT Small Cap Index Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 2,389,049 $ 4,417,532
15,448,148 1,879,193
(12,012,078) 50,177,716
5,825,119 56,474,441
— —
— (4,518,795)
— —
— (2,149,272)
— (6,668,067)
12,856,320 (8,667,848)
18,681,439 41,138,526
394,694,137 353,555,611
$ 413,375,576 $ 394,694,137
$ — $ —
— —
— —
— —
24,461,404 26,422,826
— 4,518,795
(19,125,136) (37,395,288)
5,336,268 (6,453,667)
— —
— —
— —
— —
17,521,860 24,265,052
— 2,149,272
(10,001,808) (28,628,505)
7,520,052 (2,214,181)
$ 12,856,320 $ (8,667,848)

The accompanying notes are an integral part of these financial statements.
142 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - Index Funds
NVIT S&P 500 Index Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 5,689,394 8,418,666
Reinvested — 946,304
Redeemed (3,010,916) (7,327,408)
Total Class I Shares 2,678,478 2,037,562
Class II Shares
Issued 6,472,528 13,655,062
Reinvested — 2,800,372
Redeemed (8,680,794) (16,239,465)
Total Class II Shares (2,208,266) 215,969
Class IV Shares
Issued 152,333 380,885
Reinvested — 341,097
Redeemed (1,145,221) (2,205,622)
Total Class IV Shares (992,888) (1,483,640)
Class Y Shares
Issued 10,784,263 20,080,348
Reinvested — 450,080
Redeemed (3,655,059) (11,995,806)
Total Class Y Shares 7,129,204 8,534,622
Total change in shares 6,606,528 9,304,513

Index Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 143
NVIT Small Cap Index Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
— —
— —
— —
— —
3,041,448 3,691,561
— 617,818
(2,421,596) (5,171,110)
619,852 (861,731)
— —
— —
— —
— —
2,162,703 3,259,324
— 287,647
(1,233,850) (3,881,366)
928,853 (334,395)
1,548,705 (1,196,126)

144 - Financial Highlights - June 30, 2024 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2024 (Unaudited) $ 9.18 $ 0.15 $ (0.21) $ (0.06) $ — $ — $ — $ 9.12 (0.65)% $ 254,938 0.39% 3.22% 0.39% 34.16%
12/31/2023 8.97 0.26 0.20 0.46 (0.25) — (0.25) 9.18 5.19% 327,540 0.39% 2.85% 0.39% 74.37%
12/31/2022 10.69 0.21 (1.64) (1.43) (0.22) (0.07) (0.29) 8.97 (13.39)% 383,195 0.39% 2.16% 0.39% 92.31%
12/31/2021 11.18 0.19 (0.42) (0.23) (0.22) (0.04) (0.26) 10.69 (2.08)% 334,255 0.38% 1.71% 0.38% 99.47%
12/31/2020 10.66 0.22 0.55 0.77 (0.25) — (0.25) 11.18 7.20% 476,003 0.38% 1.98% 0.38% 114.32%
12/31/2019 10.09 0.26 0.59 0.85 (0.28) — (0.28) 10.66 8.40% 388,762 0.38% 2.46% 0.38% 82.79%
Class Y Shares
6/30/2024 (Unaudited) 9.20 0.15 (0.21) (0.06) — — — 9.14 (0.65)% 1,892,327 0.24% 3.38% 0.24% 34.16%
12/31/2023 8.99 0.27 0.21 0.48 (0.27) — (0.27) 9.20 5.38% 1,876,409 0.24% 3.02% 0.24% 74.37%
12/31/2022 10.71 0.22 (1.63) (1.41) (0.24) (0.07) (0.31) 8.99 (13.23)% 1,552,151 0.24% 2.29% 0.24% 92.31%
12/31/2021 11.20 0.20 (0.42) (0.22) (0.23) (0.04) (0.27) 10.71 (1.93)% 1,954,209 0.23% 1.86% 0.23% 99.47%
12/31/2020 10.68 0.24 0.54 0.78 (0.26) — (0.26) 11.20 7.33% 2,046,055 0.23% 2.14% 0.23% 114.32%
12/31/2019 10.10 0.28 0.59 0.87 (0.29) — (0.29) 10.68 8.62% 1,986,398 0.23% 2.62% 0.23% 82.79%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2024 (Unaudited) - Financial Highlights - 145
The accompanying notes are an integral part of these financial statements.
NVIT International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 10.57 $ 0.19 $ 0.37 $ 0.56 $ — $ — $ — $ 11.13 5.30% $ 190,087 0.45% 3.48% 0.45% 2.25%
12/31/2023 9.22 0.26 1.35 1.61 (0.26) — (0.26) 10.57 17.58% 188,177 0.47% 2.62% 0.47% 5.46%
12/31/2022 11.20 0.27 (1.88) (1.61) (0.37) — (0.37) 9.22 (14.29)% 161,701 0.46% 2.80% 0.46% 7.05%
12/31/2021 10.41 0.27 0.85 1.12 (0.33) — (0.33) 11.20 10.84% 175,008 0.44% 2.45% 0.44% 3.87%
12/31/2020 10.21 0.19 0.53 0.72 (0.24) (0.28) (0.52) 10.41 7.53% 154,058 0.45% 2.02% 0.45% 8.39%
12/31/2019 8.69 0.28 1.60 1.88 (0.34) (0.02) (0.36) 10.21 21.77% 155,627 0.44% 2.85% 0.44% 5.50%
Class II Shares
6/30/2024 (Unaudited) 10.55 0.17 0.38 0.55 — — — 11.10 5.21% 24,822 0.68% 3.19% 0.68% 2.25%
12/31/2023 9.20 0.24 1.34 1.58 (0.23) — (0.23) 10.55 17.31% 25,107 0.70% 2.42% 0.70% 5.46%
12/31/2022 11.18 0.25 (1.88) (1.63) (0.35) — (0.35) 9.20 (14.51)% 24,478 0.70% 2.59% 0.70% 7.05%
12/31/2021 10.40 0.25 0.84 1.09 (0.31) — (0.31) 11.18 10.53% 24,720 0.66% 2.20% 0.66% 3.87%
12/31/2020 10.20 0.17 0.53 0.70 (0.22) (0.28) (0.50) 10.40 7.34% 21,270 0.68% 1.81% 0.68% 8.39%
12/31/2019 8.69 0.26 1.59 1.85 (0.32) (0.02) (0.34) 10.20 21.42% 19,065 0.64% 2.68% 0.64% 5.50%
Class VIII Shares
6/30/2024 (Unaudited) 10.48 0.17 0.36 0.53 — — — 11.01 5.06% 161,691 0.80% 3.11% 0.85% 2.25%
12/31/2023 9.14 0.23 1.33 1.56 (0.22) — (0.22) 10.48 17.22% 155,390 0.82% 2.26% 0.87% 5.46%
12/31/2022 11.11 0.23 (1.86) (1.63) (0.34) — (0.34) 9.14 (14.60)% 140,371 0.81% 2.44% 0.86% 7.05%
12/31/2021 10.34 0.23 0.84 1.07 (0.30) — (0.30) 11.11 10.35% 155,008 0.81% 2.06% 0.84% 3.87%
12/31/2020 10.15 0.15 0.52 0.67 (0.20) (0.28) (0.48) 10.34 7.13% 119,566 0.85% 1.61% 0.85% 8.39%
12/31/2019 8.65 0.24 1.58 1.82 (0.30) (0.02) (0.32) 10.15 21.20% 107,675 0.84% 2.46% 0.84% 5.50%
Class Y Shares
6/30/2024 (Unaudited) 10.59 0.19 0.38 0.57 — — — 11.16 5.38% 1,005,027 0.30% 3.58% 0.30% 2.25%
12/31/2023 9.24 0.28 1.34 1.62 (0.27) — (0.27) 10.59 17.71% 1,050,158 0.32% 2.81% 0.32% 5.46%
12/31/2022 11.22 0.29 (1.88) (1.59) (0.39) — (0.39) 9.24 (14.14)% 1,032,939 0.31% 3.01% 0.31% 7.05%
12/31/2021 10.43 0.29 0.85 1.14 (0.35) — (0.35) 11.22 10.98% 1,726,074 0.29% 2.60% 0.29% 3.87%
12/31/2020 10.23 0.20 0.53 0.73 (0.25) (0.28) (0.53) 10.43 7.66% 1,690,984 0.30% 2.19% 0.30% 8.39%
12/31/2019 8.71 0.30 1.59 1.89 (0.35) (0.02) (0.37) 10.23 21.89% 1,802,279 0.29% 3.07% 0.29% 5.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

146 - Financial Highlights - June 30, 2024 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mid Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2024 (Unaudited) $ 18.84 $ 0.12 $ 1.00 $ 1.12 $ — $ — $ — $ 19.96 5.94% $ 876,890 0.40% 1.24% 0.40% 9.74%
12/31/2023 17.35 0.24 2.45 2.69 (0.22) (0.98) (1.20) 18.84 16.06% 851,356 0.40% 1.33% 0.40% 19.66%
12/31/2022 27.67 0.27 (4.01) (3.74) (0.22) (6.36) (6.58) 17.35 (13.40)% 782,153 0.41% 1.24% 0.41% 15.01%
12/31/2021 22.93 0.23 5.30 5.53 (0.32) (0.47) (0.79) 27.67 24.26% 918,561 0.40% 0.85% 0.40% 21.16%
12/31/2020 21.58 0.23 2.37 2.60 (0.23) (1.02) (1.25) 22.93 13.11% 711,465 0.41% 1.17% 0.41% 18.06%
12/31/2019 20.73 0.28 4.70 4.98 (0.28) (3.85) (4.13) 21.58 25.65% 645,394 0.40% 1.26% 0.40% 15.94%
Class II Shares
6/30/2024 (Unaudited) 18.43 0.10 0.97 1.07 — — — 19.50 5.81% 47,667 0.60% 1.04% 0.60% 9.74%
12/31/2023 17.00 0.20 2.40 2.60 (0.19) (0.98) (1.17) 18.43 15.82% 46,661 0.60% 1.13% 0.60% 19.66%
12/31/2022 27.27 0.22 (3.95) (3.73) (0.18) (6.36) (6.54) 17.00 (13.55)% 42,899 0.61% 1.03% 0.61% 15.01%
12/31/2021 22.64 0.18 5.22 5.40 (0.30) (0.47) (0.77) 27.27 24.00% 53,636 0.60% 0.68% 0.60% 21.16%
12/31/2020 21.34 0.19 2.32 2.51 (0.19) (1.02) (1.21) 22.64 12.84% 24,516 0.61% 0.97% 0.61% 18.06%
12/31/2019 20.54 0.23 4.66 4.89 (0.24) (3.85) (4.09) 21.34 25.41% 26,088 0.62% 1.04% 0.62% 15.94%
Class Y Shares
6/30/2024 (Unaudited) 18.90 0.14 1.00 1.14 — — — 20.04 6.03% 261,511 0.25% 1.39% 0.25% 9.74%
12/31/2023 17.40 0.27 2.46 2.73 (0.25) (0.98) (1.23) 18.90 16.23% 247,290 0.25% 1.47% 0.25% 19.66%
12/31/2022 27.72 0.31 (4.02) (3.71) (0.25) (6.36) (6.61) 17.40 (13.27)% 241,715 0.26% 1.37% 0.26% 15.01%
12/31/2021 22.97 0.26 5.32 5.58 (0.36) (0.47) (0.83) 27.72 24.43% 338,153 0.25% 0.97% 0.25% 21.16%
12/31/2020 21.61 0.26 2.38 2.64 (0.26) (1.02) (1.28) 22.97 13.28% 749,330 0.26% 1.32% 0.26% 18.06%
12/31/2019 20.74 0.32 4.71 5.03 (0.31) (3.85) (4.16) 21.61 25.89% 713,721 0.25% 1.40% 0.25% 15.94%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2024 (Unaudited) - Financial Highlights - 147
The accompanying notes are an integral part of these financial statements.
NVIT S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 9.18 $ 0.06 $ 1.34 $ 1.40 $ — $ — $ — $ 10.58 15.25% $ 759,784 0.24% 1.23% 0.31% 0.48%
12/31/2023 7.39 0.12 1.79 1.91 (0.11) (0.01) (0.12) 9.18 25.96% 635,172 0.24% 1.42% 0.31% 2.73%
12/31/2022 27.94 0.20 (5.01) (4.81) (0.10) (15.64) (15.74) 7.39 (18.31)% 496,105 0.26% 1.34% 0.33% 2.01%
12/31/2021 22.36 0.29 6.03 6.32 (0.55) (0.19) (0.74) 27.94 28.37% 593,935 0.24% 1.13% 0.31% 10.30%
12/31/2020 19.63 0.36 3.16 3.52 (0.38) (0.41) (0.79) 22.36 18.19% 413,064 0.25% 1.83% 0.32% 3.97%
12/31/2019 15.93 0.35 4.52 4.87 (0.38) (0.79) (1.17) 19.63 31.16% 339,938 0.24% 1.91% 0.31% 5.53%
Class II Shares
6/30/2024 (Unaudited) 8.95 0.05 1.29 1.34 — — — 10.29 14.97% 2,399,186 0.49% 0.98% 0.56% 0.48%
12/31/2023 7.20 0.09 1.76 1.85 (0.09) (0.01) (0.10) 8.95 25.80% 2,105,725 0.49% 1.17% 0.56% 2.73%
12/31/2022 27.74 0.16 (4.98) (4.82) (0.08) (15.64) (15.72) 7.20 (18.56)% 1,694,017 0.51% 1.09% 0.58% 2.01%
12/31/2021 22.21 0.22 6.00 6.22 (0.50) (0.19) (0.69) 27.74 28.09% 1,971,833 0.49% 0.88% 0.56% 10.30%
12/31/2020 19.52 0.31 3.12 3.43 (0.33) (0.41) (0.74) 22.21 17.85% 1,187,286 0.50% 1.58% 0.57% 3.97%
12/31/2019 15.85 0.30 4.50 4.80 (0.34) (0.79) (1.13) 19.52 30.84% 891,043 0.49% 1.65% 0.56% 5.53%
Class IV Shares
6/30/2024 (Unaudited) 9.26 0.06 1.34 1.40 — — — 10.66 15.12% 257,373 0.26% 1.21% 0.26% 0.48%
12/31/2023 7.45 0.12 1.81 1.93 (0.11) (0.01) (0.12) 9.26 25.99% 232,708 0.26% 1.40% 0.26% 2.73%
12/31/2022 28.01 0.20 (5.02) (4.82) (0.10) (15.64) (15.74) 7.45 (18.32)% 198,301 0.28% 1.31% 0.28% 2.01%
12/31/2021 22.41 0.28 6.06 6.34 (0.55) (0.19) (0.74) 28.01 28.36% 260,586 0.26% 1.11% 0.26% 10.30%
12/31/2020 19.68 0.35 3.16 3.51 (0.37) (0.41) (0.78) 22.41 18.12% 216,830 0.27% 1.81% 0.27% 3.97%
12/31/2019 15.96 0.35 4.54 4.89 (0.38) (0.79) (1.17) 19.68 31.19% 200,444 0.27% 1.88% 0.27% 5.53%
Class Y Shares
6/30/2024 (Unaudited) 9.25 0.07 1.34 1.41 — — — 10.66 15.24% 419,087 0.16% 1.32% 0.16% 0.48%
12/31/2023 7.45 0.13 1.80 1.93 (0.12) (0.01) (0.13) 9.25 25.97% 297,812 0.16% 1.51% 0.16% 2.73%
12/31/2022 28.00 0.21 (5.01) (4.80) (0.11) (15.64) (15.75) 7.45 (18.20)% 176,092 0.18% 1.42% 0.18% 2.01%
12/31/2021 22.40 0.30 6.06 6.36 (0.57) (0.19) (0.76) 28.00 28.50% 208,957 0.15% 1.21% 0.15% 10.30%
12/31/2020 19.67 0.37 3.16 3.53 (0.39) (0.41) (0.80) 22.40 18.24% 2,736,349 0.17% 1.91% 0.17% 3.97%
12/31/2019 15.95 0.36 4.55 4.91 (0.40) (0.79) (1.19) 19.67 31.33% 2,747,114 0.17% 1.96% 0.17% 5.53%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

148 - Financial Highlights - June 30, 2024 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2024 (Unaudited) $ 7.91 $ 0.04 $ 0.08 $ 0.12 $ — $ — $ — $ 8.03 1.52% $ 287,902 0.58% 1.10% 0.65% 15.15%
12/31/2023 6.92 0.08 1.04 1.12 (0.08) (0.05) (0.13) 7.91 16.35% 278,760 0.61% 1.13% 0.68% 19.05%
12/31/2022 10.13 0.08 (2.14) (2.06) (0.06) (1.09) (1.15) 6.92 (20.72)% 249,830 0.61% 0.97% 0.68% 17.25%
12/31/2021 9.12 0.06 1.23 1.29 (0.08) (0.20) (0.28) 10.13 14.20% 282,443 0.61% 0.57% 0.68% 32.44%
12/31/2020 8.07 0.05 1.41 1.46 (0.07) (0.34) (0.41) 9.12 19.32% 206,835 0.61% 0.75% 0.68% 23.07%
12/31/2019 10.53 0.10 2.01 2.11 (0.08) (4.49) (4.57) 8.07 24.96% 163,601 0.61% 1.01% 0.68% 15.35%
Class Y Shares
6/30/2024 (Unaudited) 8.06 0.06 0.08 0.14 — — — 8.20 1.74% 125,473 0.25% 1.44% 0.25% 15.15%
12/31/2023 7.05 0.11 1.06 1.17 (0.11) (0.05) (0.16) 8.06 16.69% 115,934 0.28% 1.46% 0.28% 19.05%
12/31/2022 10.29 0.11 (2.18) (2.07) (0.08) (1.09) (1.17) 7.05 (20.46)% 103,725 0.28% 1.30% 0.28% 17.25%
12/31/2021 9.26 0.08 1.26 1.34 (0.11) (0.20) (0.31) 10.29 14.54% 120,964 0.27% 0.76% 0.27% 32.44%
12/31/2020 8.18 0.08 1.43 1.51 (0.09) (0.34) (0.43) 9.26 19.71% 248,021 0.28% 1.08% 0.28% 23.07%
12/31/2019 10.60 0.14 2.03 2.17 (0.10) (4.49) (4.59) 8.18 25.40% 203,821 0.28% 1.34% 0.28% 15.35%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 149
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Bond Index Fund ("Bond Index")
NVIT International Index Fund ("International Index")
NVIT Mid Cap Index Fund ("Mid Cap Index")
NVIT S&P 500 Index Fund ("S&P 500 Index")
NVIT Small Cap Index Fund ("Small Cap Index")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies. Bond Index and Small Cap Index are also owned by other series of the Trust that operate as a fund-of-
funds, such as the NVIT Investor Destinations Funds. International Index and Mid Cap Index are also owned by other unaffiliated insurance companies and other series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class VIII and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

150 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Index Funds
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

Index Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 151
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2024. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 10,066,920 $ – $ 10,066,920
Commercial Mortgage-Backed Securities – 36,960,135 – 36,960,135
Corporate Bonds – 532,102,338 – 532,102,338
Foreign Government Securities – 32,129,621 – 32,129,621
Mortgage-Backed Securities – 545,467,499 – 545,467,499
Municipal Bonds – 12,460,141 – 12,460,141
Repurchase Agreements – 118,070,996 – 118,070,996
Supranational – 26,339,068 – 26,339,068
U.S. Government Agency Securities – 11,924,129 – 11,924,129
U.S. Treasury Obligations – 916,549,803 – 916,549,803
Total $ – $ 2,242,070,650 $ – $ 2,242,070,650
International Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 28,822,666 $ – $ 28,822,666
Air Freight & Logistics – 6,493,746 – 6,493,746
Automobile Components – 8,496,825 – 8,496,825
Automobiles – 46,669,970 – 46,669,970
Banks – 146,338,296 – 146,338,296
Beverages 1,229,827 20,890,901 – 22,120,728
Biotechnology – 11,955,802 – 11,955,802
Broadline Retail 286,025 10,672,250 – 10,958,275
Building Products – 12,532,030 – 12,532,030
Capital Markets 332,617 39,309,557 – 39,642,174
Chemicals – 40,122,469 – 40,122,469
Commercial Services & Supplies – 4,836,282 – 4,836,282
Communications Equipment – 3,037,695 – 3,037,695
Construction & Engineering – 10,070,375 – 10,070,375
Construction Materials – 6,119,772 – 6,119,772
Consumer Staples Distribution & Retail – 14,560,180 – 14,560,180
Containers & Packaging – 1,419,217 – 1,419,217
Distributors – 404,035 – 404,035
Diversified Consumer Services – 603,450 – 603,450
Diversified REITs – 2,333,630 – 2,333,630
Diversified Telecommunication Services – 21,956,754 – 21,956,754
Electric Utilities – 23,920,193 – 23,920,193
Electrical Equipment – 29,515,527 – 29,515,527

152 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Electronic Equipment, Instruments &
Components $ – $ 18,232,703 $ – $ 18,232,703
Energy Equipment & Services – 580,187 – 580,187
Entertainment 2,163,026 9,241,794 – 11,404,820
Financial Services 347,439 13,832,527 – 14,179,966
Food Products – 35,933,047 – 35,933,047
Gas Utilities – 3,306,188 – 3,306,188
Ground Transportation 618,889 5,673,040 – 6,291,929
Health Care Equipment & Supplies – 27,356,238 – 27,356,238
Health Care Providers & Services – 3,155,485 – 3,155,485
Health Care Technology – 815,258 – 815,258
Hotels, Restaurants & Leisure – 21,748,845 – 21,748,845
Household Durables – 13,984,143 – 13,984,143
Household Products – 7,393,907 – 7,393,907
Independent Power and Renewable
Electricity Producers – 2,570,584 – 2,570,584
Industrial Conglomerates 422,450 24,294,883 – 24,717,333
Industrial REITs – 5,734,643 – 5,734,643
Insurance – 72,387,799 – 72,387,799
Interactive Media & Services – 3,382,005 – 3,382,005
IT Services 680,183 10,088,901 – 10,769,084
Leisure Products – 1,917,868 – 1,917,868
Life Sciences Tools & Services – 5,877,189 – 5,877,189
Machinery – 41,868,743 – 41,868,743
Marine Transportation – 4,935,816 – 4,935,816
Media – 5,042,974 – 5,042,974
Metals & Mining – 40,318,997 – 40,318,997
Multi-Utilities – 11,690,858 – 11,690,858
Office REITs – 1,530,207 – 1,530,207
Oil, Gas & Consumable Fuels – 55,668,363 – 55,668,363
Paper & Forest Products – 3,920,665 – 3,920,665
Passenger Airlines – 1,582,041 – 1,582,041
Personal Care Products – 25,986,151 – 25,986,151
Pharmaceuticals 1,473,615 132,522,023 – 133,995,638
Professional Services – 25,334,708 – 25,334,708
Real Estate Management & Development 289,104 13,933,452 – 14,222,556
Retail REITs – 4,052,695 – 4,052,695
Semiconductors & Semiconductor
Equipment – 63,286,094 – 63,286,094
Software 2,945,352 25,067,653 – 28,013,005
Specialty Retail – 11,331,161 – 11,331,161
Technology Hardware, Storage &
Peripherals – 6,666,879 – 6,666,879
Textiles, Apparel & Luxury Goods – 40,163,600 – 40,163,600
Tobacco – 9,520,700 – 9,520,700
Trading Companies & Distributors 1,550,475 27,310,087 – 28,860,562
Transportation Infrastructure – 4,594,788 – 4,594,788
Water Utilities – 1,379,992 – 1,379,992
Wireless Telecommunication Services – 13,762,493 – 13,762,493
Total Common Stocks $ 12,339,002 $ 1,350,059,996 $ – $ 1,362,398,998
Futures Contracts# 15,717 – – 15,717
Repurchase Agreements – 25,219,743 – 25,219,743
Rights – – – –
Total Assets $ 12,354,719 $ 1,375,279,739 $ – $ 1,387,634,458
Liabilities:
Futures Contracts# $ (4,315) $ – $ – $ (4,315)
Total Liabilities $ (4,315) $ – $ – $ (4,315)
Total $ 12,350,404 $ 1,375,279,739 $ – $ 1,387,630,143

Index Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 153
Mid Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,173,800,217 $ – $ – $ 1,173,800,217
Futures Contracts# 68,900 – – 68,900
Repurchase Agreements – 137,501,926 – 137,501,926
Total $ 1,173,869,117 $ 137,501,926 $ – $ 1,311,371,043
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 3,785,598,947 $ – $ – $ 3,785,598,947
Futures Contracts# 66,401 – – 66,401
Repurchase Agreements – 160,509,180 – 160,509,180
Total $ 3,785,665,348 $ 160,509,180 $ – $ 3,946,174,528
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 29,420 $ – $ – $ 29,420
Common Stocks
Aerospace & Defense 4,396,242 – – 4,396,242
Air Freight & Logistics 669,613 – – 669,613
Automobile Components 5,320,498 – – 5,320,498
Automobiles 305,880 – – 305,880
Banks 37,772,026 – – 37,772,026
Beverages 1,203,192 – – 1,203,192
Biotechnology 35,901,665 – – 35,901,665
Broadline Retail 128,295 – – 128,295
Building Products 5,867,504 – – 5,867,504
Capital Markets 6,533,843 – – 6,533,843
Chemicals 8,344,378 – – 8,344,378
Commercial Services & Supplies 7,296,427 – – 7,296,427
Communications Equipment 2,336,034 – – 2,336,034
Construction & Engineering 6,132,800 – – 6,132,800
Construction Materials 1,561,212 – – 1,561,212
Consumer Finance 3,143,318 – – 3,143,318
Consumer Staples Distribution & Retail 2,926,639 – – 2,926,639
Containers & Packaging 1,043,707 – – 1,043,707
Distributors 245,436 – – 245,436
Diversified Consumer Services 3,816,564 – – 3,816,564
Diversified REITs 2,567,313 – – 2,567,313
Diversified Telecommunication Services 1,710,029 – – 1,710,029
Electric Utilities 3,170,349 – – 3,170,349
Electrical Equipment 6,648,510 – – 6,648,510
Electronic Equipment, Instruments &
Components 12,607,158 – – 12,607,158
Energy Equipment & Services 11,228,514 – – 11,228,514
Entertainment 2,045,587 – – 2,045,587
Financial Services 11,239,536 – – 11,239,536
Food Products 4,144,173 – – 4,144,173
Gas Utilities 3,908,222 – – 3,908,222
Ground Transportation 1,929,900 – – 1,929,900
Health Care Equipment & Supplies 13,984,246 – – 13,984,246
Health Care Providers & Services 11,713,958 – – 11,713,958
Health Care REITs 2,484,089 – – 2,484,089
Health Care Technology 1,429,312 – – 1,429,312

154 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Hotel & Resort REITs $ 3,349,866 $ – $ – $ 3,349,866
Hotels, Restaurants & Leisure 7,671,260 – – 7,671,260
Household Durables 8,961,111 – – 8,961,111
Household Products 1,257,691 – – 1,257,691
Independent Power and Renewable
Electricity Producers 858,981 – – 858,981
Industrial Conglomerates 87,704 – – 87,704
Industrial REITs 2,098,360 – – 2,098,360
Insurance 7,513,801 – – 7,513,801
Interactive Media & Services 2,592,019 – – 2,592,019
IT Services 3,129,757 – – 3,129,757
Leisure Products 1,836,774 – – 1,836,774
Life Sciences Tools & Services 1,046,964 – – 1,046,964
Machinery 15,619,708 – – 15,619,708
Marine Transportation 1,455,521 – – 1,455,521
Media 3,303,258 – – 3,303,258
Metals & Mining 7,228,784 – – 7,228,784
Mortgage Real Estate Investment Trusts
(REITs) 4,074,465 – – 4,074,465
Multi-Utilities 1,746,631 – – 1,746,631
Office REITs 2,855,458 – – 2,855,458
Oil, Gas & Consumable Fuels 15,948,596 – – 15,948,596
Paper & Forest Products 536,206 – – 536,206
Passenger Airlines 1,691,160 – – 1,691,160
Personal Care Products 1,240,923 – – 1,240,923
Pharmaceuticals 6,603,406 – – 6,603,406
Professional Services 9,772,460 – – 9,772,460
Real Estate Management & Development 2,711,951 – – 2,711,951
Residential REITs 1,880,567 – – 1,880,567
Retail REITs 5,044,198 – – 5,044,198
Semiconductors & Semiconductor
Equipment 10,815,459 – – 10,815,459
Software 24,936,849 – – 24,936,849
Specialized REITs 1,710,030 – – 1,710,030
Specialty Retail 10,458,567 – – 10,458,567
Technology Hardware, Storage &
Peripherals 910,367 – – 910,367
Textiles, Apparel & Luxury Goods 2,324,904 – – 2,324,904
Tobacco 566,467 – – 566,467
Trading Companies & Distributors 9,154,535 – – 9,154,535
Transportation Infrastructure 16,289 – – 16,289
Water Utilities 1,566,775 – – 1,566,775
Wireless Telecommunication Services 488,790 – – 488,790
Total Common Stocks $ 410,822,781 $ – $ – $ 410,822,781
Futures Contracts# 66,657 – – 66,657
Repurchase Agreements – 45,887,848 – 45,887,848
Rights   – – – –
Warrants – – – –
Total $ 410,918,858 $ 45,887,848 $ – $ 456,806,706
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of June 30, 2024, International Index held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of June 30, 2024, Small Cap Index held four rights investments and two common stock investments that were categorized as
Level 3 investments which were each valued at $0.

Index Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 155
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Small Cap Index
Rights Total
Balance as of 12/31/2023 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 1,480 1,480
Purchases — —
Sales (1,480) (1,480)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 6/30/2024 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2024 ** $ — $ —
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

156 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Index Funds
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2024:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 15,717
Total $ 15,717
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (4,315)
Total $ (4,315)
Mid Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 68,900
Total $ 68,900
S&P 500 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 66,401
Total $ 66,401

Index Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 157
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2024:
Small Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 66,657
Total $ 66,657
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 477,915
Total $ 477,915
Mid Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (238,260)
Total $ (238,260)
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 4,749,188
Total $ 4,749,188
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (35,544)
Total $ (35,544)
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (48,479)
Total $ (48,479)
Mid Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (78,377)
Total $ (78,377)
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (813,861)
Total $ (813,861)

158 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Index Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of June 30, 2024, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the six months ended June 30, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (81,629)
Total $ (81,629)
International Index
Futures Contracts:
Average Notional Balance Long $ 10,114,964
Mid Cap Index
Futures Contracts:
Average Notional Balance Long $ 9,969,981
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 41,799,791
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 4,781,925

Index Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 159
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended June 30, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Index $ 118,070,996
International Index 25,219,743
Mid Cap Index 137,501,926
S&P 500 Index 160,509,180
Small Cap Index 45,887,848

160 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Index Funds
basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2024, the joint repos on a gross basis were as follows:
Bank of America NA, 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $89,039,383, collateralized by U.S. Government
Agency Securities, 3.50%, maturing 3/1/2042 - 7/1/2046; total market value $90,780,000.
BofA Securities, Inc., 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $35,015,488, collateralized by U.S. Government
Agency Securities, ranging from 1.50% - 6.34%, maturing 3/25/2028 - 10/20/2065; total market value $35,700,001.
Cantor Fitzgerald & Co., 5.38%, dated 6/28/2024, due 7/1/2024, repurchase price $145,065,008, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 8.50%, maturing 6/1/2026 - 5/20/2074; total market value $147,900,000.
Cantor Fitzgerald & Co., 5.38%, dated 6/28/2024, due 7/1/2024, repurchase price $189,624,761, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 7.21%, maturing 3/26/2027 - 12/20/2073; total market value
$193,330,580.
Citi Global Market, Inc., 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $287,327,086, collateralized by U.S.
Government Treasury Securities, ranging from 1.00% - 2.25%, maturing 3/31/2026 - 7/31/2028; total market value
$292,944,084.
MetLife, Inc., 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $149,061,179, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 11/15/2038 - 11/15/2045; total market value $152,058,224.
Pershing LLC, 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $211,093,719, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 8.79%, maturing 7/9/2024 - 5/20/2074; total market value $215,220,000.
Santander US Capital Markets, 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $95,042,196, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.01% - 7.18%, maturing 8/25/2024 - 8/20/2071; total market value
$96,943,040.

Index Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 161
As of June 30, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Bond Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
BofA Securities, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Cantor Fitzgerald &
Co. 22,000,000 – 22,000,000 (22,000,000) –
Cantor Fitzgerald &
Co. 3,570,996 – 3,570,996 (3,570,996) –
Citi Global Market,
Inc. 8,000,000 – 8,000,000 (8,000,000) –
MetLife, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Pershing LLC 25,000,000 – 25,000,000 (25,000,000) –
Santander US Capital
Markets 37,500,000 – 37,500,000 (37,500,000) –
Total $ 118,070,996 $ – $ 118,070,996 $ (118,070,996) $ –
International Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
BofA Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Cantor Fitzgerald &
Co. 8,000,000 – 8,000,000 (8,000,000) –
Cantor Fitzgerald &
Co. 5,519,743 – 5,519,743 (5,519,743) –
Citi Global Market,
Inc. 2,200,000 – 2,200,000 (2,200,000) –
MetLife, Inc. 2,500,000 – 2,500,000 (2,500,000) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Santander US Capital
Markets 3,000,000 – 3,000,000 (3,000,000) –
Total $ 25,219,743 $ – $ 25,219,743 $ (25,219,743) $ –

162 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Index Funds
Mid Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 6,000,000 $ – $ 6,000,000 $ (6,000,000) $ –
BofA Securities, Inc. 8,000,000 – 8,000,000 (8,000,000) –
Cantor Fitzgerald &
Co. 15,000,000 – 15,000,000 (15,000,000) –
Cantor Fitzgerald &
Co. 20,501,926 – 20,501,926 (20,501,926) –
Citi Global Market,
Inc. 35,000,000 – 35,000,000 (35,000,000) –
MetLife, Inc. 36,000,000 – 36,000,000 (36,000,000) –
Pershing LLC 15,000,000 – 15,000,000 (15,000,000) –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Total $ 137,501,926 $ – $ 137,501,926 $ (137,501,926) $ –
S&P 500 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
BofA Securities, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Cantor Fitzgerald &
Co. 11,200,000 – 11,200,000 (11,200,000) –
Cantor Fitzgerald &
Co. 11,309,180 – 11,309,180 (11,309,180) –
Citi Global Market,
Inc. 80,000,000 – 80,000,000 (80,000,000) –
MetLife, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Pershing LLC 25,000,000 – 25,000,000 (25,000,000) –
Santander US Capital
Markets 15,000,000 – 15,000,000 (15,000,000) –
Total $ 160,509,180 $ – $ 160,509,180 $ (160,509,180) $ –

Index Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 163
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
Small Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
Cantor Fitzgerald &
Co. 7,000,000 – 7,000,000 (7,000,000) –
Cantor Fitzgerald &
Co. 7,887,848 – 7,887,848 (7,887,848) –
MetLife, Inc. 15,000,000 – 15,000,000 (15,000,000) –
Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Total $ 45,887,848 $ – $ 45,887,848 $ (45,887,848) $ –
* As of June 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

164 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Index Funds
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

Index Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 165
As of June 30, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
For the six months ended June 30, 2024, the Funds' effective advisory fee rates were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Index BlackRock
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.155%
$3 billion and more 0.145%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Index Up to $1.5 billion 0.205%
$1.5 billion up to $3 billion 0.185%
$3 billion and more 0.175%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Effective Advisory Fee
Rate
Bond Index 0.18%
International Index 0.24
Mid Cap Index 0.20
S&P 500 Index 0.11
Small Cap Index 0.19
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34
Mid Cap Index All Classes 0.30
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28

166 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Index Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until April 30, 2024.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2024, there were no cumulative potential reimbursements which could be reimbursed to NFA.
During the six months ended June 30, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2024, NFM earned an aggregate of $1,216,247 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2024, the Funds' aggregate portion of such costs amounted to $18,088.
Fund Classes
Amount
(annual rate)
Mid Cap Index Class II 0.72%
S&P 500 Index Class II 0.52%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Index Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 167
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class VIII shares of the Funds according to the following schedule until at least April 30, 2025:
During the six months ended June 30, 2024, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II, and Class VIII shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each Fund.
For the six months ended June 30, 2024, the effective rates for administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until April 30, 2025:
Fund
Class II
Shares
Class VIII
Shares
Bond Index 0.25% N/A
International Index 0.25% 0.40%
Mid Cap Index 0.25% N/A
S&P 500 Index 0.25% N/A
Small Cap Index 0.25% N/A
N/A - Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
International Index 0.05%
Fund Amount
International Index $ 39,455
Fund Class I Class II Class IV Class VIII
Bond Index 0.15% N/A N/A N/A
International Index 0.15 0.13 % N/A 0.15%
Mid Cap Index 0.15 0.10 N/A N/A
S&P 500 Index 0.15 0.15 0.10 % N/A
Small Cap Index N/A 0.15 N/A N/A
N/A — Not Applicable.
Fund
Class I
Shares
Class II
Shares
S&P 500 Index 0.07% 0.07%
Small Cap Index N/A 0.07%
N/A - Not Applicable.

168 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Index Funds
For the six months ended June 30, 2024, each Fund’s total administrative services fees were as follows:
During the six months ended June 30, 2024, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Cross trades for the six months ended June 30, 2024 were executed by certain Funds pursuant to procedures adopted by the
Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the six months ended June 30, 2024, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
4. Investments in Affiliated Issuers
Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the six months ended June 30, 2024 were as follows:
J
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown
Fund Amount
Bond Index $ 212,456
International Index 279,987
Mid Cap Index 671,442
S&P 500 Index 2,322,840
Small Cap Index 208,832
Fund Amount
S&P 500 Index $ 1,026,967
Small Cap Index 97,455
Fund
Purchases at
Cost Sales Proceeds
Net Realized
Gain/Loss
Bond Index $ – $ – $ –
International Index – – –
Mid Cap Index – 655,262 290,458
S&P 500 Index – – –
Small Cap Index – 1,339 (28)
Bond Index
Security Description
Shares/Principal
at June 30, 2024
Market Value
December 31,
2023
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization(a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
June 30, 2024
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. 40,000 39,234 — — — 89 871 40,194 1,346 —
(a) Amortization is included in Dividend/Interest Income.

Index Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 169
on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the six months ended June 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2024, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the six months ended June 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended June 30, 2024, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators
Fund Purchases
*
Sales
*
Bond Index $ 732,396,303 $ 727,336,961
International Index 31,300,361 120,088,742
Mid Cap Index 113,299,906 133,764,432
S&P 500 Index 91,804,261 16,847,737
Small Cap Index 76,953,890 60,144,444
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $ 111,945,258 $ 73,962,652

170 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Index Funds
in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt

Index Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 171
instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September
30, 2024, for certain legacy contracts. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.

172 - Notes to Financial Statements - June 30, 2024 (Unaudited) - Index Funds
10. Federal Tax Information
As of June 30, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 2, 2025. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2024 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 2,461,644,589 $ 3,826,446 $ (223,400,385) $ (219,573,939)
International Index 875,273,069 565,321,810 (52,964,736) 512,357,074
Mid Cap Index 914,539,165 449,066,151 (52,234,273) 396,831,878
S&P 500 Index 1,238,372,718 2,745,165,558 (37,363,748) 2,707,801,810
Small Cap Index 379,554,677 123,007,734 (45,755,705) 77,252,029

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-IDX (8-24)

Semiannual Report
June 30, 2024 (Unaudited)
Nationwide Variable Insurance Trust
International Funds
NVIT Columbia Overseas Value Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT NS Partners International Focused Growth Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated
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Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2024 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 18
Statements of Operations 22
Statements of Changes in Net Assets 24
Financial Highlights 31
Notes to Financial Statements 35

2 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Columbia Overseas Value Fund
Common Stocks 97 .4%
Shares Value ($)
AUSTRALIA 1 .8%
Metals & Mining 1 .8%
Northern Star Resources Ltd. 469,515 4,034,640
BELGIUM 1 .0%
Diversified Telecommunication Services 1 .0%
Liberty Global Ltd., Class C *(a) 125,189 2,234,624
CANADA 4 .1%
Chemicals 0 .4%
Nutrien Ltd. 17,978 915,260
Metals & Mining 1 .1%
Pan American Silver Corp. 66,764 1,327,269
Teck Resources Ltd., Class B 27,027 1,294,593
2,621,862
Oil, Gas & Consumable Fuels 2 .6%
Cameco Corp. (a) 65,335 3,214,481
Vermilion Energy, Inc. (a) 236,776 2,606,904
5,821,385
9,358,507
CHINA 0 .2%
Water Utilities 0 .2%
Guangdong Investment Ltd. 604,000 353,232
FINLAND 2 .1%
Paper & Forest Products 2 .1%
UPM-Kymmene OYJ 139,911 4,878,287
FRANCE 12 .6%
Automobile Components 1 .1%
Cie Generale des Etablissements
Michelin SCA 68,116 2,628,250
Banks 2 .3%
BNP Paribas SA 65,274 4,182,754
Societe Generale SA 47,710 1,113,961
5,296,715
Construction & Engineering 0 .7%
Eiffage SA 17,798 1,643,188
Financial Services 0 .6%
Worldline SA Reg. S *(b) 127,529 1,381,326
Insurance 2 .2%
AXA SA 154,558 5,089,181
Multi-Utilities 2 .0%
Engie SA 324,341 4,619,576
Oil, Gas & Consumable Fuels 3 .7%
TotalEnergies SE 122,951 8,194,567
28,852,803
GERMANY 4 .2%
Automobiles 0 .4%
Mercedes-Benz Group AG 14,238 983,901
Health Care Providers & Services 0 .7%
Fresenius Medical Care AG 40,043 1,531,355
Machinery 1 .2%
Duerr AG 56,447 1,196,469
KION Group AG 37,243 1,558,659
2,755,128
Multi-Utilities 1 .3%
E.ON SE 229,955 3,013,630
Common Stocks
Shares Value ($)
GERMANY
Pharmaceuticals 0 .6%
Merck KGaA 8,739 1,448,094
9,732,108
GREECE 1 .3%
Banks 1 .3%
Piraeus Financial Holdings SA * 806,205 2,942,182
HONG KONG 1 .3%
Food Products 1 .3%
WH Group Ltd. Reg. S (b) 4,453,877 2,930,253
IRELAND 2 .2%
Banks 1 .5%
Bank of Ireland Group plc 342,390 3,566,906
Containers & Packaging 0 .7%
Smurfit Kappa Group plc 34,556 1,536,263
5,103,169
ISRAEL 3 .4%
Banks 0 .8%
Bank Hapoalim BM 202,687 1,789,443
Diversified Telecommunication Services 0 .5%
Bezeq The Israeli
Telecommunication Corp. Ltd. 926,796 1,039,555
Software 2 .1%
Check Point Software
Technologies Ltd. *(a) 29,635 4,889,775
7,718,773
JAPAN 24 .6%
Automobiles 1 .0%
Toyota Motor Corp. 106,400 2,190,595
Banks 4 .0%
Mebuki Financial Group, Inc. 524,600 2,044,654
Sumitomo Mitsui Financial Group,
Inc. 108,900 7,284,244
9,328,898
Building Products 0 .9%
Sanwa Holdings Corp. 108,900 2,000,331
Commercial Services & Supplies 1 .8%
TOPPAN Holdings, Inc. 146,500 4,055,012
Construction & Engineering 0 .7%
Kinden Corp. 85,100 1,698,141
Consumer Staples Distribution & Retail 1 .5%
MatsukiyoCocokara & Co. 146,400 2,107,870
Sundrug Co. Ltd. 49,800 1,252,214
3,360,084
Electronic Equipment, Instruments & Components 2 .4%
Daiwabo Holdings Co. Ltd. 164,700 2,960,915
Macnica Holdings, Inc. 60,900 2,571,474
5,532,389
Financial Services 1 .9%
ORIX Corp. 192,700 4,275,117
Health Care Providers & Services 0 .7%
Medipal Holdings Corp. 18,200 277,289
Ship Healthcare Holdings, Inc. 92,900 1,373,308
1,650,597
Insurance 1 .4%
Dai-ichi Life Holdings, Inc. 122,100 3,278,165

NVIT Columbia Overseas Value Fund - June 30, 2024 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
JAPAN
Leisure Products 1 .7%
Sankyo Co. Ltd. 349,200 3,794,621
Machinery 0 .3%
Takuma Co. Ltd. 57,700 591,309
Pharmaceuticals 0 .6%
Takeda Pharmaceutical Co. Ltd. 54,900 1,424,033
Real Estate Management & Development 0 .6%
Tokyo Tatemono Co. Ltd. (a) 87,800 1,390,642
Specialty Retail 1 .4%
Shimamura Co. Ltd. 68,500 3,119,191
Trading Companies & Distributors 3 .7%
ITOCHU Corp. 76,700 3,763,486
Marubeni Corp. 169,500 3,166,206
Sumitomo Corp. 71,700 1,800,597
8,730,289
56,419,414
JERSEY 0 .3%
Chemicals 0 .3%
Arcadium Lithium plc *(a) 172,333 579,039
NETHERLANDS 6 .5%
Banks 2 .5%
ING Groep NV 345,290 5,916,432
Consumer Staples Distribution & Retail 1 .9%
Koninklijke Ahold Delhaize NV 144,929 4,277,666
Insurance 2 .1%
ASR Nederland NV 99,871 4,758,312
14,952,410
NORWAY 1 .1%
Food Products 1 .1%
Leroy Seafood Group ASA 610,249 2,472,313
RUSSIA 0 .0%
†
Oil, Gas & Consumable Fuels 0 .0%
†
LUKOIL PJSC ^∞ 10,847 0
SINGAPORE 1 .4%
Electronic Equipment, Instruments & Components 1 .4%
Venture Corp. Ltd. 312,000 3,271,917
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Impala Platinum Holdings Ltd. 114,759 568,094
SOUTH KOREA 0 .4%
Textiles, Apparel & Luxury Goods 0 .4%
Youngone Corp. 34,878 881,142
SPAIN 2 .5%
Banks 2 .5%
Banco Santander SA 1,217,299 5,642,004
SWITZERLAND 2 .1%
Pharmaceuticals 2 .1%
Novartis AG (Registered) 45,565 4,881,487
UNITED KINGDOM 11 .2%
Capital Markets 1 .2%
TP ICAP Group plc 1,093,981 2,765,568
Diversified Telecommunication Services 1 .3%
BT Group plc (a) 1,700,464 3,018,725
Common Stocks
Shares Value ($)
UNITED KINGDOM
Hotels, Restaurants & Leisure 0 .6%
Flutter Entertainment plc * 7,906 1,435,151
Industrial Conglomerates 1 .7%
DCC plc 54,473 3,818,167
Insurance 1 .1%
Just Group plc 1,968,614 2,625,219
Media 0 .9%
WPP plc 222,012 2,035,227
Pharmaceuticals 0 .8%
AstraZeneca plc, ADR 23,687 1,847,349
Specialty Retail 1 .0%
JD Sports Fashion plc 1,511,736 2,262,648
Tobacco 1 .8%
Imperial Brands plc 159,067 4,072,724
Wireless Telecommunication Services 0 .8%
Vodafone Group plc 2,151,242 1,895,302
25,776,080
UNITED STATES 12 .9%
Financial Services 1 .1%
Burford Capital Ltd. (a) 186,883 2,438,823
Food Products 0 .7%
JBS SA * 292,962 1,691,183
Oil, Gas & Consumable Fuels 6 .9%
BP plc 293,042 1,765,721
Diversified Energy Co. plc Reg.
S (a) 164,833 2,190,134
Energy Fuels, Inc. *(a) 240,392 1,456,776
Shell plc 287,547 10,333,703
15,746,334
Pharmaceuticals 4 .2%
Jazz Pharmaceuticals plc *(a) 24,342 2,598,022
Roche Holding AG 8,091 2,245,369
Sanofi SA 50,773 4,880,366
9,723,757
29,600,097
Total Common Stocks
(cost $177,267,417) 223,182,575
Exchange Traded Fund 0 .3%
UNITED STATES 0 .3%
iShares MSCI EAFE Value ETF (a) 14,029 744,098
Total Exchange Traded Fund
(cost $758,173) 744,098
Repurchase Agreements 5 .3%
Principal
Amount ($)
Bank of America NA, 5.31%,
dated 6/28/2024, due
7/1/2024, repurchase price
$4,001,770, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
3/1/2042 - 7/1/2046; total
market value $4,080,000.(c)
(d) 4,000,000 4,000,000

4 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Columbia Overseas Value Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc., 5.31%,
dated 6/28/2024, due
7/1/2024, repurchase price
$1,000,443, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 6.34%, maturing
3/25/2028 - 10/20/2065; total
market value $1,020,000.(c)
(d) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024, due
7/1/2024, repurchase price
$1,000,449, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 8.50%, maturing
6/1/2026 - 5/20/2074; total
market value $1,020,000.(c)
(d) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024, due
7/1/2024, repurchase price
$2,097,040, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073; total
market value $2,138,022.(c)
(d) 2,096,100 2,096,100
Pershing LLC, 5.33%, dated
6/28/2024, due 7/1/2024,
repurchase price $3,001,333,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.79%, maturing
7/9/2024 - 5/20/2074; total
market value $3,060,000.(c)
(d) 3,000,000 3,000,000
Santander US Capital Markets,
5.33%, dated 6/28/2024, due
7/1/2024, repurchase price
$1,000,445, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.01% - 7.18%, maturing
8/25/2024 - 8/20/2071; total
market value $1,020,453.(c)
(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $12,096,100) 12,096,100
Total Investments
(cost $190,121,690) — 103.0% 236,022,773
Liabilities in excess of other assets — (3.0)% (6,814,884)
NET ASSETS — 100.0%
$ 229,207,889
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June 30,
2024 was $15,302,976, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $12,096,100 and by $3,700,051 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
10/15/2024 – 2/15/2054, a total value of $15,796,151.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2024 was
$4,311,579 which represents 1.88% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $12,096,100.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT Columbia Overseas Value Fund - June 30, 2024 (Unaudited) - Statement of Investments - 5
Forward Foreign Currency Contracts outstanding as of June 30, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
AUD 20,942,000 USD 13,971,424 Barclays Bank plc 8/20/2024 17,990
EUR 426,000 USD 456,414 Morgan Stanley Co., Inc. 8/20/2024 921
USD 1,137,827 ILS 4,259,000 HSBC Bank USA, N.A. 8/20/2024 7,827
USD 5,260,892 JPY 829,106,000 State Street Bank and Trust Co. 8/20/2024 67,457
USD 1,145,841 SGD 1,547,000 HSBC Bank USA, N.A. 8/20/2024 2,229
Total unrealized appreciation 96,424
CHF 7,106,000 USD 8,011,093 Goldman Sachs International 8/20/2024 (53,149)
SEK 7,245,000 USD 687,642 HSBC Bank USA, N.A. 8/20/2024 (2,329)
SEK 45,334,000 USD 4,316,533 UBS AG Stamford Branch 8/20/2024 (28,332)
USD 6,875,336 CAD 9,408,000 Barclays Bank plc 8/20/2024 (9,698)
USD 456,541 EUR 426,000 Morgan Stanley Co., Inc. 8/20/2024 (794)
USD 917,693 KRW 1,270,775,000 Goldman Sachs International
**
8/20/2024 (8,125)
USD 1,143,008 SGD 1,549,000 Wells Fargo Bank N.A 8/20/2024 (2,082)
Total unrealized depreciation (104,509)
Net unrealized depreciation (8,085)
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
ILS Israeli shekel
JPY Japanese yen
KRW South Korean won
SEK Swedish krona
SGD Singapore dollar
USD United States dollar
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks 100 .0%
Shares Value ($)
BRAZIL 2 .3%
Banks 1 .0%
Itau Unibanco Holding SA, ADR 267,023 1,559,414
Oil, Gas & Consumable Fuels 1 .3%
Petroleo Brasileiro SA, ADR 141,993 2,057,479
3,616,893
CHILE 0 .6%
Banks 0 .6%
Banco Santander Chile 18,488,046 868,362
CHINA 22 .7%
Automobiles 0 .9%
BYD Co. Ltd., Class A 42,200 1,449,774
Banks 0 .4%
China Merchants Bank Co. Ltd.,
Class H 131,000 594,974
Beverages 1 .6%
Eastroc Beverage Group Co. Ltd.,
Class A 36,100 1,070,017
Kweichow Moutai Co. Ltd., Class A 7,052 1,422,261
2,492,278
Broadline Retail 1 .2%
Alibaba Group Holding Ltd. 199,469 1,793,244
Electrical Equipment 1 .0%
NARI Technology Co. Ltd., Class A 448,765 1,540,525
Entertainment 0 .4%
NetEase, Inc. 29,003 553,731
Health Care Equipment & Supplies 0 .9%
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A 35,100 1,406,998
Hotels, Restaurants & Leisure 2 .1%
Trip.com Group Ltd., ADR *(a) 69,100 3,247,700
Household Durables 0 .4%
Midea Group Co. Ltd., Class A 61,300 544,330
Independent Power and Renewable Electricity Producers 2 .0%
CGN Power Co. Ltd., Class A 2,546,600 1,622,945
China Yangtze Power Co. Ltd.,
Class A 382,300 1,522,170
3,145,115
Insurance 0 .8%
PICC Property & Casualty Co.
Ltd., Class H * 974,000 1,208,494
Interactive Media & Services 4 .4%
Tencent Holdings Ltd. 148,000 7,024,225
Metals & Mining 1 .0%
Zijin Mining Group Co. Ltd., Class
A 671,100 1,608,993
Oil, Gas & Consumable Fuels 1 .9%
PetroChina Co. Ltd., Class H 2,878,000 2,910,960
Passenger Airlines 0 .9%
Spring Airlines Co. Ltd., Class A * 182,225 1,411,165
Software 1 .4%
Shanghai Baosight Software Co.
Ltd., Class A 489,682 2,153,645
Common Stocks
Shares Value ($)
CHINA
Textiles, Apparel & Luxury Goods 1 .4%
Shenzhou International Group
Holdings Ltd. 218,200 2,135,068
35,221,219
GREECE 1 .8%
Hotels, Restaurants & Leisure 1 .1%
OPAP SA 103,926 1,627,701
Industrial Conglomerates 0 .7%
Metlen Energy & Metals SA 29,641 1,104,345
2,732,046
HONG KONG 3 .9%
Capital Markets 0 .9%
Hong Kong Exchanges & Clearing
Ltd. 43,800 1,395,550
Insurance 2 .0%
AIA Group Ltd. 365,413 2,477,846
Prudential plc 77,258 700,878
3,178,724
Semiconductors & Semiconductor Equipment 1 .0%
ASMPT Ltd. 107,700 1,501,061
6,075,335
INDIA 20 .6%
Aerospace & Defense 1 .7%
Bharat Electronics Ltd. 719,308 2,623,221
Automobile Components 0 .7%
Sona Blw Precision Forgings Ltd.
Reg. S (b) 151,106 1,159,566
Banks 4 .5%
Axis Bank Ltd. 247,501 3,750,283
HDFC Bank Ltd. 168,966 3,413,206
7,163,489
Beverages 2 .5%
Varun Beverages Ltd. 196,027 3,814,005
Construction & Engineering 0 .8%
Larsen & Toubro Ltd. 30,560 1,294,788
Ground Transportation 0 .6%
Container Corp. of India Ltd. 72,921 906,902
Health Care Providers & Services 3 .2%
Entero Healthcare Solutions Ltd. * 79,497 988,827
Max Healthcare Institute Ltd. 349,128 3,925,866
4,914,693
Hotels, Restaurants & Leisure 1 .0%
Juniper Hotels Ltd. * 141,672 717,854
Zomato Ltd. * 326,297 780,815
1,498,669
Independent Power and Renewable Electricity Producers 2 .6%
JSW Energy Ltd. 452,731 3,974,998
Personal Care Products 0 .4%
Honasa Consumer Ltd. * 120,205 622,919
Wireless Telecommunication Services 2 .6%
Bharti Airtel Ltd. 230,191 3,974,760
31,948,010
INDONESIA 2 .5%
Banks 2 .5%
Bank Central Asia Tbk. PT 3,267,515 1,971,191

NVIT Emerging Markets Fund - June 30, 2024 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
INDONESIA
Banks
Bank Rakyat Indonesia Persero
Tbk. PT 6,768,800 1,888,350
3,859,541
MALAYSIA 1 .3%
Banks 1 .3%
Public Bank Bhd. 2,450,400 2,087,370
MEXICO 1 .4%
Consumer Staples Distribution & Retail 1 .4%
Wal-Mart de Mexico SAB de CV 644,753 2,194,169
PHILIPPINES 0 .7%
Hotels, Restaurants & Leisure 0 .7%
Jollibee Foods Corp. 298,760 1,150,581
POLAND 2 .1%
Banks 1 .3%
Bank Polska Kasa Opieki SA 47,440 1,978,374
Textiles, Apparel & Luxury Goods 0 .8%
LPP SA 296 1,255,213
3,233,587
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC
(Preference) *^∞ 533,346 0
TCS Group Holding plc, GDR Reg.
S *^∞ 24,424 0
0
Consumer Staples Distribution & Retail 0 .0%
†
Magnit PJSC ^∞ 32,259 0
Interactive Media & Services 0 .0%
†
Yandex NV, Class A *^∞ 33,418 0
Oil, Gas & Consumable Fuels 0 .0%
†
Gazprom PJSC *^∞ 1,425,666 0
0
SOUTH AFRICA 1 .3%
Financial Services 1 .3%
FirstRand Ltd. 459,770 1,937,064
SOUTH KOREA 15 .4%
Automobiles 3 .8%
Hyundai Motor Co. 9,467 2,018,819
Hyundai Motor Co. (Preference) 9,311 1,234,132
Kia Corp. 28,290 2,647,332
5,900,283
Banks 1 .9%
KB Financial Group, Inc. 53,046 3,007,964
Semiconductors & Semiconductor Equipment 3 .4%
HPSP Co. Ltd. 31,894 911,716
SK Hynix, Inc. 26,103 4,426,808
5,338,524
Technology Hardware, Storage & Peripherals 6 .3%
Samsung Electronics Co. Ltd. 124,736 7,330,210
Samsung Electronics Co. Ltd.
(Preference) 50,496 2,318,890
9,649,100
23,895,871
Common Stocks
Shares Value ($)
TAIWAN 20 .3%
Communications Equipment 1 .1%
Accton Technology Corp. 100,541 1,707,849
Electronic Equipment, Instruments & Components 3 .6%
Delta Electronics, Inc. 244,000 2,898,581
Lotes Co. Ltd. 35,000 1,743,006
Unimicron Technology Corp. 170,000 937,147
5,578,734
Semiconductors & Semiconductor Equipment 14 .5%
Alchip Technologies Ltd. 10,000 749,813
eMemory Technology, Inc. * 12,000 943,441
MediaTek, Inc. 83,000 3,548,274
Taiwan Semiconductor
Manufacturing Co. Ltd. 577,923 17,188,302
22,429,830
Technology Hardware, Storage & Peripherals 1 .1%
Wiwynn Corp. 21,000 1,695,912
31,412,325
THAILAND 3 .1%
Banks 0 .7%
SCB X PCL 409,200 1,148,514
Hotels, Restaurants & Leisure 0 .9%
Minor International PCL 1,723,200 1,406,302
Oil, Gas & Consumable Fuels 1 .5%
PTT Exploration & Production PCL 528,075 2,187,271
4,742,087
Total Common Stocks
(cost $130,993,614) 154,974,460
Total Investments
(cost $130,993,614) — 100.0% 154,974,460
Liabilities in excess of other assets — 0.0% (44,582)
NET ASSETS — 100.0%
$ 154,929,878
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $2,875,883, which was collateralized
by $2,965,736 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.13% – 4.13%, and
maturity dates ranging from 7/15/2025 – 7/15/2033.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2024 was
$1,159,566 which represents 0.75% of net assets.

8 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT Emerging Markets Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

NVIT International Equity Fund - June 30, 2024 (Unaudited) - Statement of Investments - 9
Common Stocks 99 .0%
Shares Value ($)
AUSTRALIA 4 .3%
Commercial Services & Supplies 1 .0%
Brambles Ltd. 99,367 965,351
Health Care Equipment & Supplies 0 .4%
Cochlear Ltd. 1,699 375,191
Hotels, Restaurants & Leisure 0 .9%
Aristocrat Leisure Ltd. 28,844 953,704
Metals & Mining 1 .7%
BHP Group Ltd. 3,693 105,791
BlueScope Steel Ltd. 4,963 67,593
Fortescue Ltd. 27,072 386,752
Northern Star Resources Ltd. 22,790 195,839
Perseus Mining Ltd. 252,363 391,605
Ramelius Resources Ltd. (a) 103,337 131,043
Westgold Resources Ltd. (a) 295,139 472,060
1,750,683
Passenger Airlines 0 .3%
Qantas Airways Ltd. * 78,931 307,120
4,352,049
BELGIUM 0 .3%
Consumer Staples Distribution & Retail 0 .3%
Colruyt Group N.V 6,077 290,165
BRAZIL 1 .1%
Electric Utilities 0 .2%
Cia Energetica de Minas Gerais
(Preference) 107,200 189,658
Metals & Mining 0 .1%
Vale SA 6,500 72,348
Oil, Gas & Consumable Fuels 0 .7%
Petroleo Brasileiro SA (Preference) 107,000 728,314
Passenger Airlines 0 .0%
†
Azul SA (Preference) * 32,400 42,542
Water Utilities 0 .1%
Cia De Sanena Do Parana 19,200 94,659
1,127,521
BURKINA FASO 0 .1%
Metals & Mining 0 .1%
IAMGOLD Corp. * 26,233 98,562
CANADA 7 .0%
Broadline Retail 1 .4%
Dollarama, Inc. 15,582 1,422,717
Capital Markets 0 .3%
Brookfield Corp., Class A 8,495 353,324
Consumer Staples Distribution & Retail 0 .1%
Loblaw Cos. Ltd. 875 101,504
Insurance 1 .8%
Fairfax Financial Holdings Ltd. 754 857,770
Manulife Financial Corp. 35,417 943,125
1,800,895
IT Services 0 .5%
CGI, Inc. * 2,951 294,549
Shopify, Inc., Class A * 3,717 245,645
540,194
Metals & Mining 0 .7%
Centerra Gold, Inc. 35,055 235,741
Kinross Gold Corp. 16,134 134,327
Common Stocks
Shares Value ($)
CANADA
Metals & Mining
Torex Gold Resources, Inc. * 20,092 311,356
681,424
Oil, Gas & Consumable Fuels 0 .1%
Vermilion Energy, Inc. (a) 5,733 63,111
Passenger Airlines 0 .3%
Air Canada *(a) 19,899 260,365
Software 1 .8%
Constellation Software, Inc. 630 1,815,274
7,038,808
CHILE 0 .2%
Marine Transportation 0 .2%
Cia Sud Americana de Vapores SA 3,230,328 205,137
CHINA 8 .5%
Automobiles 0 .2%
BYD Co. Ltd., Class H 8,500 252,260
Banks 0 .7%
Bank of China Ltd., Class H 850,000 417,169
China Construction Bank Corp.,
Class H 305,000 225,261
China Merchants Bank Co. Ltd.,
Class H 16,500 74,939
717,369
Broadline Retail 1 .7%
Alibaba Group Holding Ltd. 84,100 756,065
Alibaba Group Holding Ltd., ADR
(a) 2,708 194,976
JD.com, Inc., Class A 32,307 417,390
PDD Holdings, Inc., ADR * 2,288 304,190
Vipshop Holdings Ltd., ADR 12,965 168,804
1,841,425
Communications Equipment 0 .1%
BYD Electronic International Co.
Ltd. 17,500 87,327
Electronic Equipment, Instruments & Components 0 .1%
Sunny Optical Technology Group
Co. Ltd. 9,400 58,042
Entertainment 1 .0%
NetEase, Inc. 36,500 696,865
Tencent Music Entertainment
Group, ADR 21,871 307,288
1,004,153
Gas Utilities 0 .2%
Beijing Enterprises Holdings Ltd.
(a) 23,500 78,869
Kunlun Energy Co. Ltd. 102,000 105,515
184,384
Health Care Providers & Services 0 .1%
Sinopharm Group Co. Ltd., Class
H 24,800 65,738
Hotels, Restaurants & Leisure 0 .4%
Haidilao International Holding Ltd.
Reg. S (b) 110,000 197,574
Meituan, Class B Reg. S *(b) 12,600 178,515
376,089
Household Durables 0 .1%
Hisense Home Appliances Group
Co. Ltd. 34,000 111,885

10 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Independent Power and Renewable Electricity Producers 0 .8%
China Longyuan Power Group
Corp. Ltd., Class H (a) 883,000 792,899
Insurance 0 .1%
PICC Property & Casualty Co.
Ltd., Class H * 70,000 86,853
Interactive Media & Services 1 .6%
Baidu, Inc., ADR *(a) 1,614 139,579
Kuaishou Technology Reg. S *(b) 38,200 225,548
Meitu, Inc. Reg. S (a)(b) 165,000 55,740
Tencent Holdings Ltd. 25,100 1,191,270
1,612,137
Machinery 0 .4%
Yangzijiang Shipbuilding Holdings
Ltd. 229,400 415,365
Oil, Gas & Consumable Fuels 0 .4%
PetroChina Co. Ltd., Class H 412,000 416,718
Real Estate Management & Development 0 .1%
China Overseas Property Holdings
Ltd. 85,000 50,744
KE Holdings, Inc., ADR (a) 5,603 79,282
130,026
Technology Hardware, Storage & Peripherals 0 .5%
Xiaomi Corp., Class B Reg. S *(b) 219,200 461,323
8,613,993
COLOMBIA 0 .1%
Banks 0 .1%
Bancolombia SA, ADR 2,242 73,201
DENMARK 3 .8%
Marine Transportation 0 .1%
AP Moller - Maersk A/S, Class B 37 64,226
Pharmaceuticals 3 .4%
Novo Nordisk A/S, Class B 24,178 3,453,976
Textiles, Apparel & Luxury Goods 0 .3%
Pandora A/S 1,925 289,195
3,807,397
EGYPT 0 .1%
Banks 0 .1%
Commercial International Bank -
Egypt (CIB) 64,288 103,600
FINLAND 0 .5%
Banks 0 .5%
Nordea Bank Abp 45,871 544,503
FRANCE 5 .6%
Banks 1 .1%
BNP Paribas SA 13,227 847,586
Societe Generale SA 11,579 270,353
1,117,939
Building Products 0 .2%
Cie de Saint-Gobain SA 2,832 219,313
Construction & Engineering 1 .4%
Vinci SA 13,143 1,382,575
Containers & Packaging 0 .3%
Verallia SA Reg. S (b) 7,786 283,291
Common Stocks
Shares Value ($)
FRANCE
Financial Services 0 .7%
Eurazeo SE 6,386 511,062
Worldline SA Reg. S *(b) 18,205 197,187
708,249
Hotels, Restaurants & Leisure 0 .4%
La Francaise des Jeux SAEM
Reg. S (b) 11,788 400,183
IT Services 0 .4%
Capgemini SE 1,911 378,514
Oil, Gas & Consumable Fuels 0 .7%
Gaztransport Et Technigaz SA 1,315 171,385
TotalEnergies SE 8,121 541,257
712,642
Professional Services 0 .3%
Teleperformance SE 3,178 333,345
Retail REITs 0 .1%
Unibail-Rodamco-Westfield 1,307 103,182
5,639,233
GERMANY 4 .5%
Automobiles 0 .5%
Bayerische Motoren Werke AG 5,232 495,009
Capital Markets 0 .8%
Deutsche Bank AG (Registered) 51,026 813,975
Chemicals 0 .3%
BASF SE 6,077 293,644
Electrical Equipment 0 .2%
Siemens Energy AG * 8,043 209,357
Entertainment 0 .1%
CTS Eventim AG & Co. KGaA 1,181 98,571
Hotels, Restaurants & Leisure 0 .1%
TUI AG * 17,994 126,842
Machinery 1 .1%
Knorr-Bremse AG 11,927 910,812
Rational AG 78 65,018
Traton SE 2,769 90,548
1,066,378
Semiconductors & Semiconductor Equipment 1 .1%
Infineon Technologies AG 32,082 1,178,604
Software 0 .3%
SAP SE 1,462 296,837
4,579,217
GREECE 0 .3%
Banks 0 .3%
National Bank of Greece SA * 26,561 221,528
Piraeus Financial Holdings SA * 33,302 121,533
343,061
HONG KONG 0 .8%
Machinery 0 .1%
Techtronic Industries Co. Ltd. 7,000 79,931
Oil, Gas & Consumable Fuels 0 .0%
†
United Energy Group Ltd. (a) 846,000 33,058
Real Estate Management & Development 0 .7%
Henderson Land Development Co.
Ltd. 94,000 251,385

NVIT International Equity Fund - June 30, 2024 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
HONG KONG
Real Estate Management & Development
Swire Pacific Ltd., Class A 44,500 393,332
644,717
757,706
INDIA 5 .0%
Aerospace & Defense 0 .4%
Hindustan Aeronautics Ltd. Reg. S 6,269 393,620
Banks 1 .1%
Bank of Baroda 54,229 178,873
Canara Bank 143,434 205,015
State Bank of India 84,768 858,829
1,242,717
Capital Markets 0 .2%
Motilal Oswal Financial Services
Ltd. 25,311 185,388
Financial Services 0 .2%
LIC Housing Finance Ltd. 16,772 159,893
Independent Power and Renewable Electricity Producers 0 .1%
PTC India Ltd. 38,906 95,327
Insurance 0 .8%
Life Insurance Corp. of India 68,576 807,867
IT Services 0 .4%
HCL Technologies Ltd. 17,902 312,334
Tata Consultancy Services Ltd. 2,089 97,506
409,840
Metals & Mining 0 .5%
Vedanta Ltd. 94,150 510,794
Oil, Gas & Consumable Fuels 0 .2%
Reliance Industries Ltd. 5,397 202,035
Pharmaceuticals 1 .1%
Cipla Ltd. 6,213 110,057
Dr Reddy's Laboratories Ltd. 12,799 980,459
1,090,516
5,097,997
INDONESIA 0 .3%
Banks 0 .2%
Bank Mandiri Persero Tbk. PT 447,000 166,927
Bank Rakyat Indonesia Persero
Tbk. PT 259,900 72,507
239,434
Food Products 0 .1%
First Resources Ltd. 57,200 58,213
297,647
IRELAND 0 .6%
Banks 0 .1%
AIB Group plc 18,982 100,008
Trading Companies & Distributors 0 .5%
AerCap Holdings NV 5,106 475,880
575,888
ISRAEL 1 .0%
IT Services 0 .4%
Wix.com Ltd. * 2,243 356,794
Software 0 .6%
Check Point Software
Technologies Ltd. *(a) 648 106,920
Common Stocks
Shares Value ($)
ISRAEL
Software
Nice Ltd., ADR *(a) 3,379 581,087
688,007
1,044,801
ITALY 2 .5%
Automobiles 1 .0%
Ferrari NV 2,591 1,059,351
Banks 1 .3%
UniCredit SpA 32,138 1,197,475
Construction Materials 0 .1%
Buzzi SpA 2,923 117,954
Diversified Telecommunication Services 0 .1%
Telecom Italia SpA *(a) 548,762 131,649
2,506,429
JAPAN 13 .8%
Automobile Components 1 .2%
Denso Corp. 74,900 1,168,967
Automobiles 1 .7%
Honda Motor Co. Ltd. 72,700 782,085
Subaru Corp. 13,000 276,898
Toyota Motor Corp. 34,100 702,061
1,761,044
Banks 1 .8%
Hachijuni Bank Ltd. (The) 14,300 93,334
Hyakugo Bank Ltd. (The) 23,500 101,154
Japan Post Bank Co. Ltd. 17,000 160,933
Kyoto Financial Group, Inc. 27,000 479,541
Mizuho Financial Group, Inc. 13,100 274,319
Sumitomo Mitsui Financial Group,
Inc. 9,100 608,692
Tokyo Kiraboshi Financial Group,
Inc. 3,900 115,961
1,833,934
Beverages 0 .2%
Kirin Holdings Co. Ltd. (a) 8,000 103,194
Takara Holdings, Inc. 9,700 65,684
168,878
Capital Markets 0 .6%
Daiwa Securities Group, Inc. 72,500 556,109
Chemicals 0 .1%
Shin-Etsu Chemical Co. Ltd. 3,700 143,916
Financial Services 0 .4%
ORIX Corp. 19,200 425,959
Food Products 0 .4%
Yakult Honsha Co. Ltd. 20,200 361,207
Ground Transportation 0 .2%
Central Japan Railway Co. 4,200 90,663
East Japan Railway Co. 4,500 74,629
165,292
Household Durables 1 .3%
Panasonic Holdings Corp. 164,600 1,352,344
Insurance 2 .1%
Japan Post Holdings Co. Ltd. 226,700 2,253,191
Leisure Products 0 .1%
Sega Sammy Holdings, Inc. 5,600 83,155

12 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
JAPAN
Machinery 0 .5%
NGK Insulators Ltd. 31,300 400,314
NSK Ltd. 15,000 73,086
473,400
Pharmaceuticals 0 .8%
Chugai Pharmaceutical Co. Ltd.
(a) 13,400 478,337
Ono Pharmaceutical Co. Ltd. 26,900 367,307
845,644
Real Estate Management & Development 0 .3%
Leopalace21 Corp. 44,800 143,531
Tokyu Fudosan Holdings Corp. 21,200 142,215
285,746
Semiconductors & Semiconductor Equipment 0 .4%
Tokyo Electron Ltd. 2,000 439,194
Tobacco 1 .3%
Japan Tobacco, Inc. (a) 48,400 1,310,282
Trading Companies & Distributors 0 .1%
Mitsui & Co. Ltd. 3,800 86,684
Wireless Telecommunication Services 0 .3%
SoftBank Corp. 24,000 293,667
14,008,613
MALAYSIA 0 .4%
Construction & Engineering 0 .1%
IJM Corp. Bhd. 209,100 135,096
Marine Transportation 0 .3%
MISC Bhd. 145,900 262,991
398,087
MEXICO 0 .4%
Beverages 0 .4%
Arca Continental SAB de CV 14,000 137,291
Coca-Cola Femsa SAB de CV,
ADR 2,962 254,258
391,549
NETHERLANDS 4 .4%
Financial Services 0 .1%
EXOR NV 905 94,321
Insurance 0 .1%
NN Group NV 1,449 67,400
Professional Services 1 .4%
Wolters Kluwer NV 8,406 1,389,605
Semiconductors & Semiconductor Equipment 2 .8%
ASML Holding NV 2,763 2,850,578
4,401,904
PHILIPPINES 0 .3%
Transportation Infrastructure 0 .3%
International Container Terminal
Services, Inc. 43,480 259,701
POLAND 0 .4%
Metals & Mining 0 .1%
KGHM Polska Miedz SA 2,722 100,972
Oil, Gas & Consumable Fuels 0 .3%
ORLEN SA 16,341 273,545
374,517
Common Stocks
Shares Value ($)
PORTUGAL 0 .1%
Consumer Staples Distribution & Retail 0 .1%
Jeronimo Martins SGPS SA 3,533 68,992
SAUDI ARABIA 0 .6%
Electrical Equipment 0 .1%
Riyadh Cables Group Co. 3,586 96,319
Health Care Providers & Services 0 .2%
Saudi Chemical Co. Holding 74,731 224,534
IT Services 0 .1%
Elm Co. 371 84,755
Wireless Telecommunication Services 0 .2%
Etihad Etisalat Co. 15,150 216,823
622,431
SINGAPORE 0 .5%
Passenger Airlines 0 .5%
Singapore Airlines Ltd. 95,000 482,276
SOUTH AFRICA 0 .7%
Insurance 0 .1%
Momentum Metropolitan Holdings 71,468 89,690
Metals & Mining 0 .5%
Gold Fields Ltd., ADR 4,927 73,412
Harmony Gold Mining Co. Ltd.,
ADR (a) 52,344 479,995
553,407
Paper & Forest Products 0 .1%
Sappi Ltd. 39,319 104,329
747,426
SOUTH KOREA 3 .7%
Automobiles 1 .2%
Kia Corp. 13,061 1,222,227
Banks 0 .1%
KB Financial Group, Inc. 2,489 141,138
Insurance 0 .3%
DB Insurance Co. Ltd. 2,865 238,126
Samsung Life Insurance Co. Ltd. 1,214 77,575
315,701
Machinery 0 .4%
Doosan Bobcat, Inc. 9,896 366,182
Hyundai Rotem Co. Ltd. 2,974 88,143
454,325
Personal Care Products 0 .1%
LG H&H Co. Ltd. 308 76,991
Pharmaceuticals 0 .1%
Hanmi Pharm Co. Ltd. 373 73,110
Semiconductors & Semiconductor Equipment 0 .1%
SK Hynix, Inc. 699 118,543
Technology Hardware, Storage & Peripherals 1 .4%
Samsung Electronics Co. Ltd. 23,082 1,356,433
3,758,468
SPAIN 1 .2%
Banks 1 .2%
Banco Bilbao Vizcaya Argentaria
SA (a) 47,942 478,284
Banco Santander SA 163,775 759,074
1,237,358

NVIT International Equity Fund - June 30, 2024 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
SWEDEN 1 .0%
Automobiles 0 .1%
Volvo Car AB, Class B *(a) 32,882 102,019
Hotels, Restaurants & Leisure 0 .3%
Betsson AB, Class B * 22,018 256,165
Interactive Media & Services 0 .1%
Hemnet Group AB 2,969 89,575
Machinery 0 .3%
SKF AB, Class B 8,149 162,604
Volvo AB, Class B 11,119 285,244
447,848
Metals & Mining 0 .2%
Boliden AB 4,798 152,836
1,048,443
SWITZERLAND 5 .4%
Capital Markets 0 .2%
UBS Group AG (Registered) 6,965 203,877
Chemicals 1 .1%
Givaudan SA (Registered) 230 1,091,034
Electrical Equipment 2 .0%
ABB Ltd. (Registered) 35,880 1,986,246
Pharmaceuticals 1 .4%
Novartis AG (Registered) 13,489 1,445,109
Technology Hardware, Storage & Peripherals 0 .7%
Logitech International SA
(Registered) 7,374 709,589
5,435,855
TAIWAN 6 .4%
Communications Equipment 0 .3%
Accton Technology Corp. 16,000 271,786
Electrical Equipment 0 .2%
Fortune Electric Co. Ltd. 7,000 202,995
Electronic Equipment, Instruments & Components 1 .6%
Delta Electronics, Inc. 80,000 950,354
FIT Hon Teng Ltd. Reg. S *(b) 366,000 162,092
Hon Hai Precision Industry Co.
Ltd. 78,000 511,304
1,623,750
Entertainment 0 .5%
International Games System Co.
Ltd. 12,000 498,508
Personal Care Products 0 .1%
Grape King Bio Ltd. 30,000 141,856
Semiconductors & Semiconductor Equipment 3 .3%
MediaTek, Inc. 33,000 1,410,759
Taiwan Semiconductor
Manufacturing Co. Ltd. 63,000 1,873,715
3,284,474
Technology Hardware, Storage & Peripherals 0 .4%
Asia Vital Components Co. Ltd. 9,000 213,864
Chicony Electronics Co. Ltd. 25,000 131,279
Wiwynn Corp. 1,000 80,758
425,901
6,449,270
Common Stocks
Shares Value ($)
THAILAND 0 .4%
Health Care Providers & Services 0 .3%
Bangkok Dusit Medical Services
PCL, Class F 452,000 326,133
Oil, Gas & Consumable Fuels 0 .1%
PTT Exploration & Production PCL 20,300 84,082
410,215
TURKEY 0 .4%
Banks 0 .2%
Turkiye Garanti Bankasi A/S 41,460 142,754
Consumer Staples Distribution & Retail 0 .1%
BIM Birlesik Magazalar A/S 7,582 126,484
Passenger Airlines 0 .1%
Turk Hava Yollari AO * 15,048 142,289
411,527
UNITED ARAB EMIRATES 0 .5%
Construction & Engineering 0 .1%
National Marine Dredging Co. 15,594 102,330
Real Estate Management & Development 0 .4%
Emaar Properties PJSC 172,065 384,159
486,489
UNITED KINGDOM 7 .2%
Aerospace & Defense 0 .9%
BAE Systems plc 15,146 252,900
Rolls-Royce Holdings plc * 109,269 631,619
884,519
Banks 2 .7%
Barclays plc 304,385 803,070
HSBC Holdings plc 29,808 257,958
NatWest Group plc 234,486 919,778
Standard Chartered plc 87,552 788,868
2,769,674
Beverages 0 .1%
Britvic plc 5,219 77,954
Capital Markets 0 .6%
3i Group plc 10,808 416,798
Investec plc 19,253 139,708
556,506
Commercial Services & Supplies 0 .2%
Johnson Service Group plc 110,000 219,550
Consumer Staples Distribution & Retail 0 .1%
J Sainsbury plc 24,748 79,841
Marks & Spencer Group plc 17,575 63,294
143,135
Diversified Telecommunication Services 0 .2%
BT Group plc (a) 108,940 193,394
Marine Transportation 0 .1%
Global Ship Lease, Inc., Class A
(a) 4,573 131,657
Passenger Airlines 0 .5%
International Consolidated Airlines
Group SA * 227,025 463,377
Pharmaceuticals 0 .6%
AstraZeneca plc, ADR 7,871 613,859
Professional Services 0 .3%
RELX plc 5,837 267,574

14 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Software 0 .1%
Darktrace plc * 20,333 148,341
Tobacco 0 .7%
Imperial Brands plc 26,500 678,502
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 154,426 136,053
7,284,095
UNITED STATES 4 .6%
Automobiles 0 .3%
Stellantis NV 14,271 280,859
Food Products 0 .1%
Nestle SA (Registered) 1,415 144,440
Oil, Gas & Consumable Fuels 0 .5%
Shell plc 13,986 502,621
Pharmaceuticals 3 .2%
GSK plc 98,628 1,900,849
Roche Holding AG 4,665 1,294,605
3,195,454
Professional Services 0 .4%
Experian plc 8,907 413,052
Software 0 .1%
Monday.com Ltd. * 410 98,712
4,635,138
Total Common Stocks
(cost $81,036,082) 100,009,269
Warrants 0 .0%
†
Number of
Warrants
CANADA 0 .0%
†
Software 0 .0%
†
Constellation Software, Inc.,
expiring at an exercise price of
$0.00 on 03/31/40*^∞ 723 0
Total Warrants
(cost $0) 0
Repurchase Agreement 0 .8%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024, due
7/1/2024, repurchase price
$801,251, collateralized by
U.S. Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073; total
market value $816,909.(c)(d) 800,891 800,891
Total Repurchase Agreement
(cost $800,891) 800,891
Total Investments
(cost $81,836,973) — 99.8% 100,810,160
Other assets in excess of liabilities — 0.2% 200,960
NET ASSETS — 100.0%
$ 101,011,120

NVIT International Equity Fund - June 30, 2024 (Unaudited) - Statement of Investments - 15
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June 30,
2024 was $3,986,245, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$800,891 and by $3,426,377 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.25%, and maturity dates ranging from 7/11/2024 –
2/15/2054, a total value of $4,227,268.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2024 was
$2,161,453 which represents 2.14% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $800,891.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - June 30, 2024 (Unaudited) - NVIT NS Partners International Focused Growth Fund
Common Stocks 99 .5%
Shares Value ($)
AUSTRALIA 5 .5%
Capital Markets 1 .9%
Macquarie Group Ltd. 30,649 4,180,486
Industrial REITs 2 .9%
Goodman Group 264,448 6,094,584
Metals & Mining 0 .7%
Pilbara Minerals Ltd. (a) 718,320 1,470,673
11,745,743
DENMARK 7 .2%
Pharmaceuticals 7 .2%
Novo Nordisk A/S, Class B 107,881 15,411,466
FAROE ISLANDS 2 .3%
Food Products 2 .3%
Bakkafrost P/F 96,815 4,897,553
FRANCE 10 .7%
Aerospace & Defense 2 .2%
Airbus SE 33,650 4,639,850
Beverages 0 .9%
Remy Cointreau SA 24,206 2,027,637
Chemicals 2 .3%
Air Liquide SA 28,166 4,849,115
Insurance 1 .4%
AXA SA 92,411 3,042,847
Textiles, Apparel & Luxury Goods 3 .9%
Hermes International SCA 1,968 4,529,752
LVMH Moet Hennessy Louis
Vuitton SE 5,000 3,839,755
8,369,507
22,928,956
GERMANY 9 .0%
Interactive Media & Services 1 .4%
Scout24 SE Reg. S (b) 38,636 2,945,929
Life Sciences Tools & Services 0 .7%
Sartorius AG (Preference) (a) 6,828 1,600,278
Personal Care Products 1 .5%
Beiersdorf AG (a) 22,496 3,286,719
Semiconductors & Semiconductor Equipment 0 .9%
Infineon Technologies AG 54,083 1,986,861
Software 4 .5%
SAP SE 46,699 9,481,523
19,301,310
HONG KONG 4 .6%
Insurance 2 .3%
AIA Group Ltd. 518,600 3,516,600
Prudential plc 145,752 1,322,250
4,838,850
Machinery 0 .9%
Techtronic Industries Co. Ltd. 173,500 1,981,157
Semiconductors & Semiconductor Equipment 1 .4%
ASMPT Ltd. 219,700 3,062,052
9,882,059
JAPAN 19 .8%
Chemicals 2 .1%
Shin-Etsu Chemical Co. Ltd. 118,100 4,593,638
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components 2 .5%
Keyence Corp. 12,000 5,294,105
Food Products 1 .6%
Ajinomoto Co., Inc. 97,100 3,417,807
Health Care Equipment & Supplies 4 .6%
Hoya Corp. 46,000 5,382,354
Terumo Corp. 286,800 4,761,520
10,143,874
Household Durables 2 .6%
Sony Group Corp. 64,700 5,497,686
Professional Services 3 .1%
Recruit Holdings Co. Ltd. 122,800 6,608,944
Semiconductors & Semiconductor Equipment 3 .3%
Advantest Corp. 69,600 2,817,081
Socionext, Inc. (a) 75,900 1,815,213
SUMCO Corp. 175,600 2,550,368
7,182,662
42,738,716
NETHERLANDS 12 .8%
Entertainment 2 .1%
Universal Music Group NV 150,516 4,461,790
Professional Services 2 .3%
Wolters Kluwer NV 29,947 4,950,571
Semiconductors & Semiconductor Equipment 8 .4%
ASM International NV 4,755 3,621,876
ASML Holding NV 11,896 12,273,069
BE Semiconductor Industries NV 14,283 2,386,397
18,281,342
27,693,703
NEW ZEALAND 1 .6%
Software 1 .6%
Xero Ltd. * 38,977 3,529,695
SOUTH KOREA 1 .6%
Technology Hardware, Storage & Peripherals 1 .6%
Samsung Electronics Co. Ltd.,
GDR Reg. S 2,411 3,513,425
SPAIN 4 .0%
Hotels, Restaurants & Leisure 2 .2%
Amadeus IT Group SA 73,034 4,860,095
Specialty Retail 1 .8%
Industria de Diseno Textil SA 77,572 3,833,420
8,693,515
SWITZERLAND 5 .7%
Chemicals 2 .0%
Sika AG (Registered) 15,144 4,310,925
Health Care Equipment & Supplies 1 .0%
Straumann Holding AG
(Registered) 17,239 2,122,109
Life Sciences Tools & Services 2 .7%
Lonza Group AG (Registered) 10,721 5,826,377
12,259,411
UNITED KINGDOM 3 .8%
Household Durables 1 .3%
Barratt Developments plc 480,694 2,852,217

NVIT NS Partners International Focused Growth Fund - June 30, 2024 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
UNITED KINGDOM
Industrial REITs 1 .1%
Segro plc 208,100 2,364,825
Trading Companies & Distributors 1 .4%
Ashtead Group plc 44,078 2,936,871
8,153,913
UNITED STATES 10 .9%
Biotechnology 2 .7%
CSL Ltd. 29,594 5,803,336
Electrical Equipment 4 .1%
Schneider Electric SE 37,263 8,891,090
Food Products 1 .8%
Nestle SA (Registered) 37,259 3,803,307
Professional Services 2 .3%
Experian plc 106,571 4,942,104
23,439,837
Total Common Stocks
(cost $173,424,061) 214,189,302
Repurchase Agreement 1 .6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.38%, dated 6/28/2024, due
7/1/2024, repurchase price
$3,469,471, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 7.21%, maturing
3/26/2027 - 12/20/2073; total
market value $3,537,274.(c)
(d) 3,467,916 3,467,916
Total Repurchase Agreement
(cost $3,467,916) 3,467,916
Total Investments
(cost $176,891,977) — 101.1% 217,657,218
Liabilities in excess of other assets — (1.1)% (2,439,277)
NET ASSETS — 100.0%
$ 215,217,941
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2024. The total value of securities on loan as of June
30, 2024 was $5,432,832, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,467,916 and by $2,299,120 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 5.48%, and maturity dates ranging from
7/31/2024 – 11/15/2053, a total value of $5,767,036.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2024 was
$2,945,929 which represents 1.37% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2024 was $3,467,916.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

18 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Columbia
Overseas Value
Fund
Assets:
Investment securities, at value
*
$ 223,926,673
Repurchase agreements, at value 12,096,100
Cash 2,163,080
Foreign currencies, at value —
Interest and dividends receivable 343,119
Security lending income receivable 5,334
Receivable for investments sold 3,159,835
Receivable for capital shares issued 656
Reclaims receivable 1,977,434
Unrealized appreciation on forward foreign currency contracts (Note 2) 96,424
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 2,134
Total Assets 243,770,789
Liabilities:
Payable for investments purchased 1,825,352
Payable for capital shares redeemed 156,282
Foreign currency overdraft payable (Note 2) 102,362
Unrealized depreciation on forward foreign currency contracts (Note 2) 104,509
Payable upon return of securities loaned (Note 2) 12,096,100
Accrued expenses and other payables:
Investment advisory fees 143,642
Fund administration fees 18,155
Distribution fees 32,992
Administrative servicing fees 7,417
Accounting and transfer agent fees 298
Trustee fees —
Deferred capital gain country tax —
Custodian fees 7,421
Compliance program costs (Note 3) 236
Professional fees 15,411
Printing fees 48,591
Other 4,132
Total Liabilities 14,562,900
Net Assets $ 229,207,889
* Includes value of securities on loan (Note 2) 15,302,976
Cost of investment securities 178,025,590
Cost of repurchase agreements 12,096,100
Cost of foreign currencies (102,361)
Represented by:
Capital $ 195,830,597
Total distributable earnings (loss) 33,377,292
Net Assets $ 229,207,889

International Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 19
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
$ 154,974,460 $ 100,009,269 $ 214,189,302
— 800,891 3,467,916
1,473,087 572,481 353,000
6,035 3,570 —
570,384 258,334 167,509
205 1,299 480
689,749 — —
27,961 158,216 1,744
13,153 370,876 916,613
— — —
— 12,365 11,617
10 414 800
157,755,044 102,187,715 219,108,981
1,202,306 46,840 —
150,316 9,705 113,125
— — 19,336
— — —
— 800,891 3,467,916
108,146 66,284 141,446
18,872 10,367 13,424
21,091 9,124 31,275
22,631 12,428 28,421
1 — 234
576 9 5
1,216,201 182,597 —
31,220 1,012 13,986
224 97 224
13,965 14,646 19,004
32,212 22,431 34,193
7,405 164 8,451
2,825,166 1,176,595 3,891,040
$ 154,929,878 $ 101,011,120 $ 215,217,941
2,875,883 3,986,245 5,432,832
130,993,614 81,036,082 173,424,061
— 800,891 3,467,916
5,330 3,562 (19,337)
$ 293,991,310 $ 78,261,197 $ 208,596,118
(139,061,432) 22,749,923 6,621,823
$ 154,929,878 $ 101,011,120 $ 215,217,941

20 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Columbia
Overseas Value
Fund
Net Assets:
Class I Shares $ 26,077,222
Class II Shares —
Class D Shares —
Class X Shares 45,313,594
Class Y Shares —
Class Z Shares 157,817,073
Total $ 229,207,889
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 2,148,289
Class II Shares —
Class D Shares —
Class X Shares 3,760,504
Class Y Shares —
Class Z Shares 13,137,930
Total 19,046,723
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 12 .14
Class II Shares $ —
Class D Shares $ —
Class X Shares $ 12 .05
Class Y Shares $ —
Class Z Shares $ 12 .01

International Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 21
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
$ 50,840,323 $ 56,694,854 $ 64,481,662
84,779,778 44,316,266 150,736,279
19,304,077 — —
— — —
5,700 — —
— — —
$ 154,929,878 $ 101,011,120 $ 215,217,941
4,434,500 4,763,654 7,914,248
7,526,493 3,774,839 18,687,200
1,709,811 — —
— — —
498 — —
— — —
13,671,302 8,538,493 26,601,448
$ 11 .46 $ 11 .90 $ 8 .15
$ 11 .26 $ 11 .74 $ 8 .07
$ 11 .29 $ — $ —
$ — $ — $ —
$ 11 .45 $ — $ —
$ — $ — $ —

22 - Statements of Operations - For the Six Months Ended June 30, 2024 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Columbia
Overseas Value
Fund
INVESTMENT INCOME:
Dividend income $ 6,297,581
Income from securities lending (Note 2) 28,615
Interest income 26,784
European Union tax reclaims (Note 2) 11,481
Foreign tax withholding (634,986)
Total Income 5,729,475
EXPENSES:
Investment advisory fees 860,212
Fund administration fees 53,917
Distribution fees Class II Shares —
Distribution fees Class D Shares —
Distribution fees Class Z Shares 197,785
Administrative servicing fees Class I Shares 19,763
Administrative servicing fees Class II Shares —
Administrative servicing fees Class D Shares —
Administrative servicing fees Class X Shares 2,240
Administrative servicing fees Class Z Shares 7,911
Professional fees 23,855
Printing fees 12,732
Trustee fees 3,951
Custodian fees 6,514
Accounting and transfer agent fees 3,442
Compliance program costs (Note 3) 486
European Union tax reclaims filing fees (Note 2) 459
Other 1,190
Total expenses before fees waived and expenses reimbursed 1,194,457
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 1,194,457
NET INVESTMENT INCOME 4,535,018
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities† 1,378,609
Settlement of forward foreign currency contracts (Note 2) 669,979
Foreign currency transactions (Note 2) (37,937)
Net realized gains (losses) 2,010,651
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 169,173
Forward foreign currency contracts (Note 2) (509,095)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (87,750)
Net change in unrealized appreciation/depreciation (427,672)
Net realized/unrealized gains (losses) 1,582,979
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 6,117,997
† Net of capital gain country taxes $ —
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/
depreciation $ —

International Funds - For the Six Months Ended June 30, 2024 (Unaudited) - Statements of Operations - 23
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
$ 2,547,273 $ 1,886,934 $ 2,219,785
393 9,192 7,163
53,964 17,555 7,404
— — 65,169
(246,935) (197,021) (200,598)
2,354,695 1,716,660 2,098,923
703,898 381,626 938,100
50,305 36,832 52,802
101,801 53,978 192,556
23,304 — —
— — —
36,075 39,168 49,839
61,081 32,387 115,535
16,779 — —
— — —
— — —
35,801 32,186 25,627
9,373 4,979 7,212
3,102 1,695 3,863
28,502 2,393 7,285
3,850 2,957 3,222
332 199 468
— — 2,607
4,356 854 1,129
1,078,559 589,254 1,400,245
(64,684) — (63,944)
— (67,482) (69,099)
1,013,875 521,772 1,267,202
1,340,820 1,194,888 831,721
3,965,386 5,041,138 1,070,002
(71) — —
(60,794) (21,244) (14,580)
3,904,521 5,019,894 1,055,422
8,268,085 3,407,404 8,355,295
— — —
(3,154) (24,214) (39,471)
8,264,931 3,383,190 8,315,824
12,169,452 8,403,084 9,371,246
$ 13,510,272 $ 9,597,972 $ 10,202,967
$ (431,263) $ (85,128) $ —
$ (279,746) $ (37,682) $ —

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - International Funds
NVIT Columbia Overseas Value Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 4,535,018 $ 7,105,802
Net realized gains (losses) 2,010,651 10,430,397
Net change in unrealized appreciation/depreciation (427,672) 15,888,768
Change in net assets resulting from operations 6,117,997 33,424,967
Distributions to Shareholders From:
Distributable earnings:
Class I — (656,563)
Class II — —
Class D — —
Class X — (1,182,151)
Class Y — —
Class Z — (3,751,438)
Change in net assets from shareholder distributions — (5,590,152)
Change in net assets from capital transactions (11,408,373) (38,551,153)
Change in net assets (5,290,376) (10,716,338)
Net Assets:
Beginning of period 234,498,265 245,214,603
End of period $ 229,207,889 $ 234,498,265

International Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 25
NVIT Emerging Markets Fund NVIT International Equity Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 1,340,820 $ 4,374,893 $ 1,194,888 $ 2,083,441
3,904,521 (68,382,980) 5,019,894 2,982,078
8,264,931 70,199,437 3,383,190 11,554,310
13,510,272 6,191,350 9,597,972 16,619,829
— (815,237) — (1,263,029)
— (1,199,842) — (1,017,890)
— (257,534) — —
— — — —
— (3,761,348) — —
— — — —
— (6,033,961) — (2,280,919)
(6,024,939) (333,160,876) 842,224 (5,020,076)
7,485,333 (333,003,487) 10,440,196 9,318,834
147,444,545 480,448,032 90,570,924 81,252,090
$ 154,929,878 $ 147,444,545 $ 101,011,120 $ 90,570,924

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - International Funds
NVIT Columbia Overseas Value Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 82,515 $ 368,211
Dividends reinvested — 656,563
Cost of shares redeemed (2,049,100) (4,255,216)
Total Class I Shares (1,966,585) (3,230,442)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class D Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class D Shares — —
Class X Shares
Proceeds from shares issued 1,706,948 4,621,462
Dividends reinvested — 1,182,151
Cost of shares redeemed (2,887,774) (7,489,302)
Total Class X Shares (1,180,826) (1,685,689)
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Class Z Shares
Proceeds from shares issued 5,309,081 6,447,405
Dividends reinvested — 3,751,438
Cost of shares redeemed (13,570,043) (43,833,865)
Total Class Z Shares (8,260,962) (33,635,022)
Change in net assets from capital transactions $ (11,408,373) $ (38,551,153)

International Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 27
NVIT Emerging Markets Fund NVIT International Equity Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 2,172,631 $ 4,563,786 $ 7,567,027 $ 3,930,114
— 815,237 — 1,263,029
(3,692,027) (5,812,454) (4,140,460) (9,367,258)
(1,519,396) (433,431) 3,426,567 (4,174,115)
6,703,370 6,915,633 2,392,335 4,259,510
— 1,199,842 — 1,017,890
(9,816,994) (9,605,515) (4,976,678) (6,123,361)
(3,113,624) (1,490,040) (2,584,343) (845,961)
333,040 3,033,038 — —
— 257,534 — —
(1,724,959) (3,673,998) — —
(1,391,919) (383,426) — —
— — — —
— — — —
— — — —
— — — —
— 4,823,358 — —
— 3,761,348 — —
— (339,438,685) — —
— (330,853,979) — —
— — — —
— — — —
— — — —
— — — —
$ (6,024,939) $ (333,160,876) $ 842,224 $ (5,020,076)

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - International Funds
NVIT Columbia Overseas Value Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 6,975 33,056
Reinvested — 58,465
Redeemed (173,011) (381,694)
Total Class I Shares (166,036) (290,173)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class D Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class D Shares — —
Class X Shares
Issued 143,388 417,005
Reinvested — 106,049
Redeemed (244,353) (678,106)
Total Class X Shares (100,965) (155,052)
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Class Z Shares
Issued 448,830 583,321
Reinvested — 337,360
Redeemed (1,150,807) (4,054,372)
Total Class Z Shares (701,977) (3,133,691)
Total change in shares (968,978) (3,578,916)

International Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 29
NVIT Emerging Markets Fund NVIT International Equity Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
204,650 438,940 666,994 392,267
— 80,460 — 123,348
(345,446) (554,189) (365,138) (940,142)
(140,796) (34,789) 301,856 (424,527)
636,232 664,413 214,615 429,692
— 120,431 — 100,775
(916,054) (938,337) (449,297) (629,822)
(279,822) (153,493) (234,682) (99,355)
31,782 289,928 — —
— 25,794 — —
(163,738) (356,813) — —
(131,956) (41,091) — —
— — — —
— — — —
— — — —
— — — —
— 463,301 — —
— 370,576 — —
— (33,496,582) — —
— (32,662,705) — —
— — — —
— — — —
— — — —
— — — —
(552,574) (32,892,078) 67,174 (523,882)

30 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT NS Partners International Focused
Growth Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 831,721 $ 775,787
Net realized gains 1,055,422 1,104,342
Net change in unrealized appreciation/depreciation 8,315,824 30,505,364
Change in net assets resulting from operations 10,202,967 32,385,493
Distributions to Shareholders From:
Distributable earnings:
Class I — (1,233,409)
Class II — (2,104,126)
Change in net assets from shareholder distributions — (3,337,535)
Change in net assets from capital transactions (21,379,211) (23,320,411)
Change in net assets (11,176,244) 5,727,547
Net Assets:
Beginning of period 226,394,185 220,666,638
End of period $ 215,217,941 $ 226,394,185
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 488,787 $ 5,559,325
Dividends reinvested — 1,233,409
Cost of shares redeemed (6,201,031) (9,368,075)
Total Class I Shares (5,712,244) (2,575,341)
Class II Shares
Proceeds from shares issued 566,519 7,065,651
Dividends reinvested — 2,104,126
Cost of shares redeemed (16,233,486) (29,914,847)
Total Class II Shares (15,666,967) (20,745,070)
Change in net assets from capital transactions $ (21,379,211) $ (23,320,411)
SHARE TRANSACTIONS:
Class I Shares
Issued 60,752 776,597
Reinvested — 170,802
Redeemed (771,699) (1,295,481)
Total Class I Shares (710,947) (348,082)
Class II Shares
Issued 70,306 1,031,901
Reinvested — 295,376
Redeemed (2,061,362) (4,162,903)
Total Class II Shares (1,991,056) (2,835,626)
Total change in shares (2,702,003) (3,183,708)

International Funds - June 30, 2024 (Unaudited) - Financial Highlights - 31
The accompanying notes are an integral part of these financial statements.
NVIT Columbia Overseas Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 11.81 $ 0.24 $ 0.09 $ 0.33 $ — $ — $ — $ 12.14 2.71% $ 26,077 0.99% 3.98% 0.99% 24.77%
12/31/2023 10.48 0.35 1.26 1.61 (0.28) — (0.28) 11.81 15.46% 27,342 1.00% 3.10% 1.00% 37.23%
12/31/2022 11.60 0.30 (1.03) (0.73) (0.39) — (0.39) 10.48 (5.99)% 27,292 0.98% 2.85% 0.98% 38.18%
12/31/2021 10.76 0.29 0.83 1.12 (0.28) — (0.28) 11.60 10.40% 32,733 1.02% 2.50% 1.03% 36.23%
12/31/2020 10.37 0.17 0.35 0.52 (0.13) — (0.13) 10.76 5.18% 199,236 1.02% 1.80% 1.02% 127.19%(g)
12/31/2019 10.43 0.28 0.91 1.19 (0.25) (1.00) (1.25) 10.37 12.49% 197,772 1.02% 2.61% 1.02% 40.16%
Class X Shares
6/30/2024 (Unaudited) 11.72 0.24 0.09 0.33 — — — 12.05 2.82% 45,314 0.85% 4.15% 0.85% 24.77%
12/31/2023 10.41 0.36 1.26 1.62 (0.31) — (0.31) 11.72 15.67% 45,256 0.87% 3.24% 0.87% 37.23%
12/31/2022 11.51 0.31 (1.02) (0.71) (0.39) — (0.39) 10.41 (5.86)% 41,808 0.84% 3.00% 0.84% 38.18%
12/31/2021 10.76 0.31 0.83 1.14 (0.39) — (0.39) 11.51 10.58% 43,911 0.88% 2.62% 0.89% 36.23%
12/31/2020(h) 9.37 0.01 1.38 1.39 — — — 10.76 14.83% 41,215 0.91% 0.49% 0.91% 127.19%(g)
Class Z Shares
6/30/2024 (Unaudited) 11.70 0.23 0.08 0.31 — — — 12.01 2.65% 157,817 1.10% 3.90% 1.10% 24.77%
12/31/2023 10.38 0.33 1.25 1.58 (0.26) — (0.26) 11.70 15.36% 161,900 1.11% 2.98% 1.11% 37.23%
12/31/2022 11.51 0.29 (1.03) (0.74) (0.39) — (0.39) 10.38 (6.13)% 176,115 1.09% 2.75% 1.09% 38.18%
12/31/2021 10.76 0.28 0.83 1.11 (0.36) — (0.36) 11.51 10.28% 203,813 1.13% 2.36% 1.14% 36.23%
12/31/2020(h) 9.37 — 1.39 1.39 — — — 10.76 14.83% 63,808 1.17% 0.22% 1.17% 127.19%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Excludes merger activity.
(h) For the period from October 12, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of October 9, 2020 through December 31, 2020.

32 - Financial Highlights - June 30, 2024 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Emerging Markets Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 10.48 $ 0.11 $ 0.87 $ 0.98 $ — $ — $ — $ 11.46 9.35%(g) $ 50,840 1.20% 1.98% 1.28% 28.02%
12/31/2023 10.24 0.10 0.32 0.42 (0.18) — (0.18) 10.48 4.16% 47,941 1.11% 0.92% 1.20% 71.45%
12/31/2022 13.74 0.13 (3.53) (3.40) (0.10) — (0.10) 10.24 (24.75)% 47,205 1.08% 1.20% 1.17% 62.21%
12/31/2021 14.96 0.12 (1.20) (1.08) (0.14) — (0.14) 13.74 (7.28)% 60,015 1.10% 0.77% 1.18% 121.44%
12/31/2020 13.45 0.13 1.62 1.75 (0.24) — (0.24) 14.96 13.30% 67,331 1.12% 1.02% 1.18% 25.45%
12/31/2019 11.21 0.28 2.27 2.55 (0.31) — (0.31) 13.45 22.95% 69,303 1.11% 2.23% 1.16% 22.56%
Class II Shares
6/30/2024 (Unaudited) 10.31 0.09 0.86 0.95 — — — 11.26 9.21% 84,780 1.44% 1.73% 1.53% 28.02%
12/31/2023 10.08 0.07 0.31 0.38 (0.15) — (0.15) 10.31 3.86% 80,468 1.36% 0.66% 1.45% 71.45%
12/31/2022 13.52 0.10 (3.47) (3.37) (0.07) — (0.07) 10.08 (24.92)% 80,197 1.33% 0.95% 1.42% 62.21%
12/31/2021 14.76 0.07 (1.17) (1.10) (0.14) — (0.14) 13.52 (7.51)% 107,438 1.35% 0.47% 1.43% 121.44%
12/31/2020 13.28 0.09 1.60 1.69 (0.21) — (0.21) 14.76 13.00% 59,555 1.37% 0.78% 1.43% 25.45%
12/31/2019 11.07 0.25 2.24 2.49 (0.28) — (0.28) 13.28 22.66% 60,374 1.36% 2.01% 1.41% 22.56%
Class D Shares
6/30/2024 (Unaudited) 10.33 0.09 0.87 0.96 — — — 11.29 9.29% 19,304 1.48% 1.69% 1.56% 28.02%
12/31/2023 10.10 0.07 0.31 0.38 (0.15) — (0.15) 10.33 3.80% 19,031 1.39% 0.64% 1.48% 71.45%
12/31/2022 13.49 0.10 (3.47) (3.37) (0.02) — (0.02) 10.10 (24.99)% 19,013 1.39% 0.87% 1.48% 62.21%
12/31/2021 14.74 0.07 (1.18) (1.11) (0.14) — (0.14) 13.49 (7.59)% 28,779 1.44% 0.44% 1.52% 121.44%
12/31/2020 13.26 0.08 1.60 1.68 (0.20) — (0.20) 14.74 12.92% 37,053 1.46% 0.67% 1.52% 25.45%
12/31/2019 11.05 0.23 2.25 2.48 (0.27) — (0.27) 13.26 22.58% 39,779 1.45% 1.87% 1.50% 22.56%
Class Y Shares
6/30/2024 (Unaudited) 10.45 0.11 0.89 1.00 — — — 11.45 9.57%(g) 6 1.04% 2.15% 1.11% 28.02%
12/31/2023 10.23 0.12 0.30 0.42 (0.20) — (0.20) 10.45 4.13%(g) 5 0.93% 1.19% 1.02% 71.45%
12/31/2022 13.75 0.15 (3.53) (3.38) (0.14) — (0.14) 10.23 (24.60)% 334,033 0.93% 1.36% 1.02% 62.21%
12/31/2021 14.95 0.14 (1.20) (1.06) (0.14) — (0.14) 13.75 (7.15)% 384,522 0.95% 0.92% 1.03% 121.44%
12/31/2020 13.45 0.16 1.60 1.76 (0.26) — (0.26) 14.95 13.37% 433,936 0.97% 1.30% 1.03% 25.45%
12/31/2019 11.20 0.31 2.27 2.58 (0.33) — (0.33) 13.45 23.24% 780,200 0.96% 2.46% 1.01% 22.56%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

International Funds - June 30, 2024 (Unaudited) - Financial Highlights - 33
The accompanying notes are an integral part of these financial statements.
NVIT International Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 10.75 $ 0.15 $ 1.00 $ 1.15 $ — $ — $ — $ 11.90 10.70% $ 56,695 0.98% 2.64% 1.12% 43.69%
12/31/2023 9.08 0.26 1.69 1.95 (0.28) — (0.28) 10.75 21.70% 47,984 0.98% 2.59% 1.12% 74.54%
12/31/2022 12.75 0.37 (2.25) (1.88) (0.38) (1.41) (1.79) 9.08 (14.12)% 44,377 1.11% 3.54% 1.12% 68.60%
12/31/2021 11.61 0.30 1.17 1.47 (0.33) — (0.33) 12.75 12.66% 56,158 1.13% 2.34% 1.14% 86.05%
12/31/2020 10.88 0.15 0.70 0.85 (0.12) — (0.12) 11.61 7.95% 54,133 1.16% 1.48% 1.17% 95.01%
12/31/2019 9.82 0.23 1.59 1.82 (0.28) (0.48) (0.76) 10.88 19.12% 56,389 1.12% 2.14% 1.13% 49.50%
Class II Shares
6/30/2024 (Unaudited) 10.62 0.13 0.99 1.12 — — — 11.74 10.55% 44,316 1.23% 2.34% 1.37% 43.69%
12/31/2023 8.97 0.23 1.68 1.91 (0.26) — (0.26) 10.62 21.46% 42,587 1.23% 2.29% 1.37% 74.54%
12/31/2022 12.63 0.34 (2.23) (1.89) (0.36) (1.41) (1.77) 8.97 (14.38)% 36,875 1.36% 3.28% 1.37% 68.60%
12/31/2021 11.50 0.26 1.16 1.42 (0.29) — (0.29) 12.63 12.40% 46,879 1.38% 2.08% 1.39% 86.05%
12/31/2020 10.78 0.12 0.70 0.82 (0.10) — (0.10) 11.50 7.69% 47,927 1.41% 1.22% 1.42% 95.01%
12/31/2019 9.73 0.20 1.58 1.78 (0.25) (0.48) (0.73) 10.78 18.91% 48,215 1.37% 1.89% 1.38% 49.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

34 - Financial Highlights - June 30, 2024 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT NS Partners International Focused Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited) $ 7.77 $ 0.04 $ 0.34 $ 0.38 $ — $ — $ — $ 8.15 4.89% $ 64,482 0.97% 0.93% 1.10% 19.16%
12/31/2023 6.85 0.04 1.02 1.06 (0.14) — (0.14) 7.77 15.67% 67,051 0.97% 0.53% 1.10% 27.79%
12/31/2022 11.56 0.05 (4.45) (4.40) (g) — (0.31) (0.31) 6.85 (37.93)%(g) 61,455 0.97% 0.66% 1.15% 94.95%
12/31/2021 12.09 (0.05) (0.02) (0.07) (0.05) (0.41) (0.46) 11.56 (1.08)% 103,199 0.97% (0.42)% 1.10% 21.23%
12/31/2020 11.26 0.08 4.93 5.01 (0.13) (4.05) (4.18) 12.09 51.04% 112,437 0.97% 0.69% 1.16% 45.67%
12/31/2019 9.14 0.01 2.96 2.97 (0.14) (0.71) (0.85) 11.26 33.15% 80,957 1.07% 0.12% 1.09% 24.39%
Class II Shares
6/30/2024 (Unaudited) 7.71 0.03 0.33 0.36 — — — 8.07 4.67% 150,736 1.22% 0.68% 1.35% 19.16%
12/31/2023 6.77 0.02 1.02 1.04 (0.10) — (0.10) 7.71 15.54% 159,343 1.22% 0.28% 1.35% 27.79%
12/31/2022 11.46 0.03 (4.41) (4.38) (g) — (0.31) (0.31) 6.77 (38.08)%(g) 159,211 1.22% 0.42% 1.40% 94.95%
12/31/2021 12.01 (0.09) (0.02) (0.11) (0.03) (0.41) (0.44) 11.46 (1.41)% 226,592 1.22% (0.68)% 1.35% 21.23%
12/31/2020 11.20 0.04 4.92 4.96 (0.10) (4.05) (4.15) 12.01 50.76% 138,672 1.22% 0.39% 1.41% 45.67%
12/31/2019 9.09 (0.01) 2.93 2.92 (0.10) (0.71) (0.81) 11.20 32.84% 104,815 1.32% (0.13)% 1.34% 24.39%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes settlement proceeds which impacted the Fund’s per share operations activity and total return. The per share impact was $0.07 for both Class I and Class II.
Excluding the settlement proceeds, the Class I and Class II total returns are -38.58% and -38.68% respectively. (Note 10)

International Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 35
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the four (4) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Columbia Overseas Value Fund ("Overseas Value")
NVIT Emerging Markets Fund ("Emerging Markets")
NVIT International Equity Fund ("International Equity")
NVIT NS Partners International Focused Growth Fund ("International Focused Growth")
Shares of Overseas Value, International Focused Growth and International Equity are held by separate accounts established by
Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company
(“NLAIC”), a wholly owned subsidiary of NLIC, and other affiliated insurance companies. Shares of Emerging Markets are held by separate accounts established by NLIC and NLAIC, other affiliated and unaffiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class D, Class X, Class Y, and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

36 - Notes to Financial Statements - June 30, 2024 (Unaudited) - International Funds
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

International Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 37
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2024. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Overseas Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Automobile Components $ – $ 2,628,250 $ – $ 2,628,250
Automobiles – 3,174,496 – 3,174,496
Banks – 34,482,580 – 34,482,580
Building Products – 2,000,331 – 2,000,331
Capital Markets – 2,765,568 – 2,765,568
Chemicals 1,494,299 – – 1,494,299
Commercial Services & Supplies – 4,055,012 – 4,055,012
Construction & Engineering – 3,341,329 – 3,341,329
Consumer Staples Distribution & Retail – 7,637,750 – 7,637,750
Containers & Packaging – 1,536,263 – 1,536,263
Diversified Telecommunication Services 2,234,624 4,058,280 – 6,292,904
Electronic Equipment, Instruments &
Components – 8,804,306 – 8,804,306
Financial Services 2,438,823 5,656,443 – 8,095,266
Food Products 1,691,183 5,402,566 – 7,093,749
Health Care Providers & Services – 3,181,952 – 3,181,952
Hotels, Restaurants & Leisure – 1,435,151 – 1,435,151
Industrial Conglomerates – 3,818,167 – 3,818,167
Insurance – 15,750,877 – 15,750,877
Leisure Products – 3,794,621 – 3,794,621
Machinery – 3,346,437 – 3,346,437
Media – 2,035,227 – 2,035,227
Metals & Mining 2,621,862 4,602,734 – 7,224,596
Multi-Utilities – 7,633,206 – 7,633,206
Oil, Gas & Consumable Fuels 7,278,161 22,484,125 – 29,762,286
Paper & Forest Products – 4,878,287 – 4,878,287
Pharmaceuticals 4,445,371 14,879,349 – 19,324,720
Real Estate Management & Development – 1,390,642 – 1,390,642
Software 4,889,775 – – 4,889,775
Specialty Retail – 5,381,839 – 5,381,839
Textiles, Apparel & Luxury Goods – 881,142 – 881,142
Tobacco – 4,072,724 – 4,072,724
Trading Companies & Distributors – 8,730,289 – 8,730,289
Water Utilities – 353,232 – 353,232
Wireless Telecommunication Services – 1,895,302 – 1,895,302
Total Common Stocks $ 27,094,098 $ 196,088,477 $ – $ 223,182,575
Exchange Traded Fund 744,098 – – 744,098
Forward Foreign Currency Contracts – 96,424 – 96,424
Repurchase Agreements – 12,096,100 – 12,096,100
Total Assets $ 27,838,196 $ 208,281,001 $ – $ 236,119,197
Liabilities:
Forward Foreign Currency Contracts $ – $ (104,509) $ – $ (104,509)
Total Liabilities $ – $ (104,509) $ – $ (104,509)
Total $ 27,838,196 $ 208,176,492 $ – $ 236,014,688
Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 2,623,221 $ – $ 2,623,221
Automobile Components – 1,159,566 – 1,159,566

38 - Notes to Financial Statements - June 30, 2024 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Automobiles $ – $ 7,350,057 $ – $ 7,350,057
Banks 3,576,290 18,691,712 – 22,268,002
Beverages – 6,306,283 – 6,306,283
Broadline Retail – 1,793,244 – 1,793,244
Capital Markets – 1,395,550 – 1,395,550
Communications Equipment – 1,707,849 – 1,707,849
Construction & Engineering – 1,294,788 – 1,294,788
Consumer Staples Distribution & Retail 2,194,169 – – 2,194,169
Electrical Equipment – 1,540,525 – 1,540,525
Electronic Equipment, Instruments &
Components – 5,578,734 – 5,578,734
Entertainment – 553,731 – 553,731
Financial Services – 1,937,064 – 1,937,064
Ground Transportation – 906,902 – 906,902
Health Care Equipment & Supplies – 1,406,998 – 1,406,998
Health Care Providers & Services – 4,914,693 – 4,914,693
Hotels, Restaurants & Leisure 3,247,700 5,683,253 – 8,930,953
Household Durables – 544,330 – 544,330
Independent Power and Renewable
Electricity Producers – 7,120,113 – 7,120,113
Industrial Conglomerates – 1,104,345 – 1,104,345
Insurance – 4,387,218 – 4,387,218
Interactive Media & Services – 7,024,225 – 7,024,225
Metals & Mining – 1,608,993 – 1,608,993
Oil, Gas & Consumable Fuels 4,244,750 2,910,960 – 7,155,710
Passenger Airlines – 1,411,165 – 1,411,165
Personal Care Products – 622,919 – 622,919
Semiconductors & Semiconductor
Equipment – 29,269,415 – 29,269,415
Software – 2,153,645 – 2,153,645
Technology Hardware, Storage &
Peripherals – 11,345,012 – 11,345,012
Textiles, Apparel & Luxury Goods – 3,390,281 – 3,390,281
Wireless Telecommunication Services – 3,974,760 – 3,974,760
Total $ 13,262,909 $ 141,711,551 $ – $ 154,974,460
International Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 1,278,139 $ – $ 1,278,139
Automobile Components – 1,168,967 – 1,168,967
Automobiles – 5,172,769 – 5,172,769
Banks 73,201 11,730,964 – 11,804,165
Beverages 391,549 246,832 – 638,381
Broadline Retail 2,090,687 1,173,455 – 3,264,142
Building Products – 219,313 – 219,313
Capital Markets 353,324 2,315,855 – 2,669,179
Chemicals – 1,528,594 – 1,528,594
Commercial Services & Supplies – 1,184,901 – 1,184,901
Communications Equipment – 359,113 – 359,113
Construction & Engineering – 1,620,001 – 1,620,001
Construction Materials – 117,954 – 117,954
Consumer Staples Distribution & Retail 101,504 628,776 – 730,280
Containers & Packaging – 283,291 – 283,291
Diversified Telecommunication Services – 325,043 – 325,043
Electric Utilities 189,658 – – 189,658
Electrical Equipment – 2,494,917 – 2,494,917

International Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 39
Level 1 Level 2 Level 3 Total
Assets:
Electronic Equipment, Instruments &
Components $ – $ 1,681,792 $ – $ 1,681,792
Entertainment 307,288 1,293,944 – 1,601,232
Financial Services – 1,388,422 – 1,388,422
Food Products – 563,860 – 563,860
Gas Utilities – 184,384 – 184,384
Ground Transportation – 165,292 – 165,292
Health Care Equipment & Supplies – 375,191 – 375,191
Health Care Providers & Services – 616,405 – 616,405
Hotels, Restaurants & Leisure – 2,112,983 – 2,112,983
Household Durables – 1,464,229 – 1,464,229
Independent Power and Renewable
Electricity Producers – 888,226 – 888,226
Insurance 1,800,895 3,620,702 – 5,421,597
Interactive Media & Services 139,579 1,562,133 – 1,701,712
IT Services 896,988 873,109 – 1,770,097
Leisure Products – 83,155 – 83,155
Machinery – 2,937,247 – 2,937,247
Marine Transportation 336,794 327,217 – 664,011
Metals & Mining 1,405,741 2,515,285 – 3,921,026
Oil, Gas & Consumable Fuels 875,507 2,140,619 – 3,016,126
Paper & Forest Products – 104,329 – 104,329
Passenger Airlines 302,907 1,395,062 – 1,697,969
Personal Care Products – 218,847 – 218,847
Pharmaceuticals 613,859 10,103,809 – 10,717,668
Professional Services – 2,403,576 – 2,403,576
Real Estate Management & Development 79,282 1,365,366 – 1,444,648
Retail REITs – 103,182 – 103,182
Semiconductors & Semiconductor
Equipment – 7,871,393 – 7,871,393
Software 2,601,993 445,178 – 3,047,171
Technology Hardware, Storage &
Peripherals – 2,953,246 – 2,953,246
Textiles, Apparel & Luxury Goods – 289,195 – 289,195
Tobacco – 1,988,784 – 1,988,784
Trading Companies & Distributors 475,880 86,684 – 562,564
Transportation Infrastructure – 259,701 – 259,701
Water Utilities 94,659 – – 94,659
Wireless Telecommunication Services – 646,543 – 646,543
Total Common Stocks $ 13,131,295 $ 86,877,974 $ – $ 100,009,269
Repurchase Agreement – 800,891 – 800,891
Warrants – – – –
Total $ 13,131,295 $ 87,678,865 $ – $ 100,810,160
International Focused Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ – $ 214,189,302 $ – $ 214,189,302
Repurchase Agreement – 3,467,916 – 3,467,916
Total $ – $ 217,657,218 $ – $ 217,657,218
As of June 30, 2024, Overseas Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of June 30, 2024, Emerging Markets held five common stock investments that were categorized as Level 3 investments which were each valued at $0.

40 - Notes to Financial Statements - June 30, 2024 (Unaudited) - International Funds
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2024, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
As of June 30, 2024, International Equity held one warrant investment that was categorized as a Level 3 investment which was valued at $0.
Fund
Foreign Currency
Amount (USD)
Overseas Value $ 102,362
International Focused Growth 19,336

International Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 41
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2024:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2024:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty
Overseas Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 96,424
Total $ 96,424
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (104,509)
Total $ (104,509)
Overseas Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ 669,979
Total $ 669,979
Emerging Markets
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (71)
Total $ (71)
Overseas Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ (509,095)
Total $ (509,095)
Overseas Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 32,830,159
Average Settlement Value Sold $ 21,196,235

42 - Notes to Financial Statements - June 30, 2024 (Unaudited) - International Funds
that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2024:
(e) Securities Lending
During the six months ended June 30, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
Overseas Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Barclays Bank plc
Forward Foreign
Currency Contracts $ 17,990 $ (9,698) $ — $ 8,292
HSBC Bank USA,
N.A.
Forward Foreign
Currency Contracts 10,056 (2,329) — 7,727
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts 921 (794) — 127
State Street Bank and
Trust Co.
Forward Foreign
Currency Contracts 67,457 — — 67,457
Total $ 96,424 $ (12,821) $ — $ 83,603
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Barclays Bank plc
Forward Foreign
Currency Contracts (9,698) 9,698 — —
Goldman Sachs
International
Forward Foreign
Currency Contracts $ (61,274) $ — $ — $ (61,274)
HSBC Bank USA,
N.A.
Forward Foreign
Currency Contracts (2,329) 2,329 — —
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts (794) 794 — —
UBS AG Stamford
Branch
Forward Foreign
Currency Contracts (28,332) — — (28,332)
Wells Fargo Bank N.A
Forward Foreign
Currency Contracts (2,082) — — (2,082)
Total $ (104,509) $ 12,821 $ — $ (91,688)

International Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 43
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(f) Joint Repurchase Agreements
During the six months ended June 30, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Overseas Value $ 12,096,100
International Equity 800,891
International Focused Growth 3,467,916

44 - Notes to Financial Statements - June 30, 2024 (Unaudited) - International Funds
obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2024, the joint repos on a gross basis were as follows:
Bank of America NA, 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $89,039,383, collateralized by U.S. Government
Agency Securities, 3.50%, maturing 3/1/2042 - 7/1/2046; total market value $90,780,000.
BofA Securities, Inc., 5.31%, dated 6/28/2024, due 7/1/2024, repurchase price $35,015,488, collateralized by U.S. Government
Agency Securities, ranging from 1.50% - 6.34%, maturing 3/25/2028 - 10/20/2065; total market value $35,700,001.
Cantor Fitzgerald & Co., 5.38%, dated 6/28/2024, due 7/1/2024, repurchase price $145,065,008, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 8.50%, maturing 6/1/2026 - 5/20/2074; total market value $147,900,000.
Cantor Fitzgerald & Co., 5.38%, dated 6/28/2024, due 7/1/2024, repurchase price $189,624,761, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 7.21%, maturing 3/26/2027 - 12/20/2073; total market value
$193,330,580.
Pershing LLC, 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $211,093,719, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 8.79%, maturing 7/9/2024 - 5/20/2074; total market value $215,220,000.
Santander US Capital Markets, 5.33%, dated 6/28/2024, due 7/1/2024, repurchase price $95,042,196, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.01% - 7.18%, maturing 8/25/2024 - 8/20/2071; total market value
$96,943,040.
Overseas Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
BofA Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Cantor Fitzgerald &
Co. 1,000,000 – 1,000,000 (1,000,000) –
Cantor Fitzgerald &
Co. 2,096,100 – 2,096,100 (2,096,100) –
Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Total $ 12,096,100 $ – $ 12,096,100 $ (12,096,100) $ –

International Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 45
(g) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded
International Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 800,891 $ – $ 800,891 $ (800,891) $ –
Total $ 800,891 $ – $ 800,891 $ (800,891) $ –
International Focused Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 3,467,916 $ – $ 3,467,916 $ (3,467,916) $ –
Total $ 3,467,916 $ – $ 3,467,916 $ (3,467,916) $ –
* As of June 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

46 - Notes to Financial Statements - June 30, 2024 (Unaudited) - International Funds
as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(h) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(i) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(j) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(k) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

International Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 47
As of June 30, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2025.
During the six months ended June 30, 2024, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2024, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
Fund Subadviser
Overseas Value Columbia Management Investment Advisers, LLC
Emerging Markets NS Partners Ltd ("NS Partners")
International Equity Lazard Asset Management, LLC
International Focused Growth NS Partners
Fund Fee Schedule
Advisory Fee
(annual rate)
Overseas Value Up to $1 billion 0.75%
$1 billion and more 0.70%
Emerging Markets Up to $500 million 0.95%
$500 million up to $2 billion 0.90%
$2 billion and more 0.85%
International Equity Up to $500 million 0.80%
$500 million up to $2 billion 0.75%
$2 billion and more 0.70%
International Focused Growth Up to $500 million 0.85%
$500 million up to $1 billion 0.82%
$1 billion and more 0.80%
Fund
Advisory Fee
Waiver
(annual rate)
Emerging Markets 0.0873%
International Focused Growth 0.058
Fund Amount
Emerging Markets $ 64,684
International Focused Growth 63,944
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Overseas Value 0.75 % N/A 0.75%
Emerging Markets 0.95 0.86% 0.86
International Equity 0.80 N/A 0.66
International Focused Growth 0.85 0.79 0.73
N/A — Not Applicable.
*
Please see above for additional information regarding contractual waivers.

48 - Notes to Financial Statements - June 30, 2024 (Unaudited) - International Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2024, NFM earned an aggregate of $193,856 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring
Fund Classes
Amount
(annual rate)
Overseas Value All Classes 0.87%
Emerging Markets All Classes 1.20
International Equity All Classes 0.83
International Focused Growth All Classes 0.88
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Six Months Ended
June 30, 2024
Amount Total
Overseas Value $ — $ — $ — $ — $ —
Emerging Markets — — — — —
International Equity — — 117,502 67,482 184,984
International Focused Growth 102,539 274,757 142,899 69,099 589,294
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

International Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 49
and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2024, the Funds' aggregate portion of such costs amounted to $1,485.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II, Class D and Class Z shares of each Fund
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II and Class D shares of the Fund and up to 0.01% of the average daily net assets of Class X and Class Z shares of each Fund.
For the six months ended June 30, 2024, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2024, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the six months ended June 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further,
Fund Class I Class II Class D Class X Class Z
Overseas Value 0.15% N/A N/A 0.01% 0.01%
Emerging Markets 0.15 0.15% 0.18 % N/A N/A
International Equity 0.15 0.15 N/A N/A N/A
International Focused Growth 0.15 0.15 N/A N/A N/A
N/A — Not Applicable.
Fund Amount
Overseas Value $ 29,914
Emerging Markets 113,935
International Equity 71,555
International Focused Growth 165,374

50 - Notes to Financial Statements - June 30, 2024 (Unaudited) - International Funds
a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2024, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Fund Purchases Sales
Overseas Value $ 56,226,644 $ 63,950,612
Emerging Markets 40,974,352 41,730,609
International Equity 42,835,365 41,442,552
International Focused Growth 42,256,963 62,348,593

International Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 51
9. Federal Tax Information
As of June 30, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
10. Settlement Proceeds
During the year ended December 31, 2022, International Focused Growth reached a settlement agreement in the amount of
$2,187,429 from a former subadvisor. These settlement proceeds are reflected in the Financial Highlights.
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 2, 2025. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2024 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Overseas Value $ 193,241,616 $ 54,718,079 $ (11,945,007) $ 42,773,072
Emerging Markets 134,003,571 42,154,757 (21,183,868) 20,970,889
International Equity 81,956,738 22,001,354 (3,147,932) 18,853,422
International Focused Growth 176,979,290 50,268,711 (9,590,783) 40,677,928

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-INT (8-24)

Semiannual Report
June 30, 2024 (Unaudited)
Nationwide Variable Insurance Trust
American Funds
NVIT American Funds Asset Allocation Fund
NVIT American Funds Bond Fund
NVIT American Funds Global Growth Fund
NVIT American Funds Growth Fund
NVIT American Funds Growth-Income Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2024 Nationwide

Statements of Assets and Liabilities 2
Statements of Operations 6
Statements of Changes in Net Assets 8
Financial Highlights 12
Notes to Financial Statements 17

2 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
Assets:
Investment in Master Fund (Note 1) $ 6,468,503,912
Receivable for investments sold 3,536,913
Receivable for capital shares issued 509
Prepaid expenses 29,581
Total Assets 6,472,070,915
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 3,537,422
Accrued expenses and other payables:
Fund administration fees 123,259
Master feeder service provider fee 612,486
Distribution fees 1,322,869
Administrative servicing fees 1,261,507
Accounting and transfer agent fees 7,621
Trustee fees 1,042
Custodian fees 119,252
Compliance program costs (Note 3) 6,428
Professional fees 43,283
Printing fees 55,809
Other 63,921
Total Liabilities 7,154,899
Net Assets $ 6,464,916,016
Cost of investment in Master Fund 4,836,126,772
Represented by:
Capital $ 4,184,126,927
Total distributable earnings (loss) 2,280,789,089
Net Assets $ 6,464,916,016

American Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 3
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 3,432,125,681 $ 581,086,339 $ 1,793,955,466 $ 4,043,170,771
2,426,610 35,446 — 2,794,904
28,189 — 800,537 327,314
15,131 2,705 8,748 19,460
3,434,595,611 581,124,490 1,794,764,751 4,046,312,449
— — 788,875 —
2,454,799 35,446 11,662 3,122,218
69,432 17,240 38,463 79,533
326,380 54,429 160,006 376,851
707,838 118,900 361,819 824,787
646,195 114,111 348,606 777,690
3,959 440 1,313 4,367
77 24 61 5
62,646 10,102 17,482 62,921
3,445 560 1,681 3,976
26,165 9,077 15,406 28,702
41,474 28,096 21,702 41,712
33,121 5,319 11,451 35,011
4,375,531 393,744 1,778,527 5,357,773
$ 3,430,220,080 $ 580,730,746 $ 1,792,986,224 $ 4,040,954,676
3,823,021,867 424,383,142 1,251,668,855 2,746,688,775
$ 3,864,949,724 $ 379,841,876 $ 1,223,825,296 $ 2,259,989,643
(434,729,644) 200,888,870 569,160,928 1,780,965,033
$ 3,430,220,080 $ 580,730,746 $ 1,792,986,224 $ 4,040,954,676

4 - Statements of Assets and Liabilities - June 30, 2024 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
Net Assets:
Class II Shares $ 6,464,916,016
Total $ 6,464,916,016
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 232,839,130
Total 232,839,130
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 27 .77

American Funds - June 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 5
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 3,430,220,080 $ 580,730,746 $ 1,792,986,224 $ 4,040,954,676
$ 3,430,220,080 $ 580,730,746 $ 1,792,986,224 $ 4,040,954,676
317,242,867 14,534,378 14,297,935 56,394,723
317,242,867 14,534,378 14,297,935 56,394,723
$ 10 .81 $ 39 .96 $ 125 .40 $ 71 .65

6 - Statements of Operations - For the Six Months Ended June 30, 2024 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
INVESTMENT INCOME:
Dividend income from Master Fund $ 32,205,658
Total Income 32,205,658
EXPENSES:
Fund administration fees 710,786
Master feeder service provider fees 7,981,114
Distribution fees Class II Shares 7,981,114
Administrative servicing fees Class II Shares 7,981,114
Professional fees 121,986
Printing fees 51,762
Trustee fees 112,193
Custodian fees —
Accounting and transfer agent fees 17,789
Compliance program costs (Note 3) 13,481
Other 77,269
Total expenses before fees waived 25,048,608
Master feeder service provider fees waived (Note 3) (4,869,280)
Net Expenses 20,179,328
NET INVESTMENT INCOME/(LOSS) 12,026,330
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund 274,411,228
Net realized gains (losses) from:
Transactions in investment securities 43,018,101
Net realized gains (losses) 317,429,329
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 238,574,389
Net change in unrealized appreciation/depreciation 238,574,389
Net realized/unrealized gains (losses) 556,003,718
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 568,030,048

American Funds - For the Six Months Ended June 30, 2024 (Unaudited) - Statements of Operations - 7
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 23,886,538 $ 3,305,565 $ 3,440,725 $ 12,190,204
23,886,538 3,305,565 3,440,725 12,190,204
384,661 81,001 203,247 451,004
4,208,559 693,032 2,109,126 4,978,171
4,208,559 693,032 2,109,126 4,978,171
4,208,559 693,032 2,109,126 4,978,171
67,596 16,433 34,764 77,584
32,705 9,305 14,426 33,781
58,502 9,700 29,743 69,720
— — 380 —
9,478 1,545 4,389 10,860
7,124 1,155 3,493 8,358
40,713 6,091 17,034 45,832
13,226,456 2,204,326 6,634,854 15,631,652
(2,567,632) (422,740) (1,286,575) (3,037,137)
10,658,824 1,781,586 5,348,279 12,594,515
13,227,714 1,523,979 (1,907,554) (404,311)
— 16,037,555 40,153,674 178,054,144
(39,508,224) 2,244,712 (5,817,114) 88,940,151
(39,508,224) 18,282,267 34,336,560 266,994,295
(555,536) 51,272,239 216,205,287 256,933,403
(555,536) 51,272,239 216,205,287 256,933,403
(40,063,760) 69,554,506 250,541,847 523,927,698
$ (26,836,046) $ 71,078,485 $ 248,634,293 $ 523,523,387

The accompanying notes are an integral part of these financial statements.
8 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - American Funds
NVIT American Funds Asset Allocation Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 12,026,330 $ 109,946,382
Net realized gains (losses) 317,429,329 228,518,780
Net change in unrealized appreciation/depreciation 238,574,389 466,357,186
Change in net assets resulting from operations 568,030,048 804,822,348
Distributions to Shareholders From:
Distributable earnings:
Class II — (641,402,937)
Change in net assets from shareholder distributions — (641,402,937)
Change in net assets from capital transactions (455,884,377) (66,205,838)
Change in net assets 112,145,671 97,213,573
Net Assets:
Beginning of period 6,352,770,345 6,255,556,772
End of period $ 6,464,916,016 $ 6,352,770,345
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 22,372,303 $ 37,569,979
Dividends reinvested — 641,402,937
Cost of shares redeemed (478,256,680) (745,178,754)
Total Class II Shares (455,884,377) (66,205,838)
Change in net assets from capital transactions $ (455,884,377) $ (66,205,838)
SHARE TRANSACTIONS:
Class II Shares
Issued 860,267 1,467,878
Reinvested — 27,017,815
Redeemed (17,979,151) (29,586,751)
Total Class II Shares (17,118,884) (1,101,058)
Total change in shares (17,118,884) (1,101,058)

American Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 9
NVIT American Funds Bond Fund NVIT American Funds Global Growth Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ 13,227,714 $ 100,120,537 $ 1,523,979 $ 2,435,707
(39,508,224) (60,202,162) 18,282,267 35,034,817
(555,536) 106,952,992 51,272,239 60,175,968
(26,836,046) 146,871,367 71,078,485 97,646,492
— — — (48,695,479)
— — — (48,695,479)
86,023,268 33,759,011 (17,311,668) 16,083,863
59,187,222 180,630,378 53,766,817 65,034,876
3,371,032,858 3,190,402,480 526,963,929 461,929,053
$ 3,430,220,080 $ 3,371,032,858 $ 580,730,746 $ 526,963,929
$ 283,552,186 $ 333,047,523 $ 11,890,494 $ 17,489,454
— — — 48,695,479
(197,528,918) (299,288,512) (29,202,162) (50,101,070)
86,023,268 33,759,011 (17,311,668) 16,083,863
$ 86,023,268 $ 33,759,011 $ (17,311,668) $ 16,083,863
26,619,408 31,718,892 310,002 508,219
— — — 1,499,245
(18,377,527) (28,449,002) (775,692) (1,468,104)
8,241,881 3,269,890 (465,690) 539,360
8,241,881 3,269,890 (465,690) 539,360

The accompanying notes are an integral part of these financial statements.
10 - Statements of Changes in Net Assets - June 30, 2024 (Unaudited) - American Funds
NVIT American Funds Growth Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
OPERATIONS:
Net investment income/(loss) $ (1,907,554) $ (357,316)
Net realized gains 34,336,560 34,701,115
Net change in unrealized appreciation 216,205,287 410,411,997
Change in net assets resulting from operations 248,634,293 444,755,796
Distributions to Shareholders From:
Distributable earnings:
Class II — (159,563,457)
Change in net assets from shareholder distributions — (159,563,457)
Change in net assets from capital transactions (49,655,061) 138,950,733
Change in net assets 198,979,232 424,143,072
Net Assets:
Beginning of period 1,594,006,992 1,169,863,920
End of period $ 1,792,986,224 $ 1,594,006,992
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 44,577,468 $ 116,055,718
Dividends reinvested — 159,563,457
Cost of shares redeemed (94,232,529) (136,668,442)
Total Class II Shares (49,655,061) 138,950,733
Change in net assets from capital transactions $ (49,655,061) $ 138,950,733
SHARE TRANSACTIONS:
Class II Shares
Issued 376,258 1,165,927
Reinvested — 1,618,127
Redeemed (807,026) (1,341,183)
Total Class II Shares (430,768) 1,442,871
Total change in shares (430,768) 1,442,871

American Funds - June 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 11
NVIT American Funds Growth-Income Fund
Six Months Ended
June 30, 2024
(Unaudited)
Year Ended
December 31, 2023
$ (404,311) $ 34,845,120
266,994,295 210,810,812
256,933,403 615,379,768
523,523,387 861,035,700
— (337,006,249)
— (337,006,249)
(424,645,576) (238,907,959)
98,877,811 285,121,492
3,942,076,865 3,656,955,373
$ 4,040,954,676 $ 3,942,076,865
$ 4,758,034 $ 8,567,522
— 337,006,249
(429,403,610) (584,481,730)
(424,645,576) (238,907,959)
$ (424,645,576) $ (238,907,959)
69,942 143,672
— 5,854,869
(6,370,646) (9,808,508)
(6,300,704) (3,809,967)
(6,300,704) (3,809,967)

12 - Financial Highlights - June 30, 2024 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2024 (Unaudited) $ 25.42 $ 0.05 $ 2.30 $ 2.35 $ — $ — $ — $ 27.77 9.24% $ 6,464,916 0.63% 0.38% 0.78% 4.97%
12/31/2023 24.92 0.45 2.80 3.25 — (2.75) (2.75) 25.42 13.84% 6,352,770 0.63% 1.77% 0.78% 6.52%
12/31/2022 30.10 0.39 (4.54) (4.15) — (1.03) (1.03) 24.92 (13.74)% 6,255,557 0.64% 1.47% 0.79% 9.34%
12/31/2021 26.69 0.33 3.59 3.92 (0.33) (0.18) (0.51) 30.10 14.71% 7,871,634 0.63% 1.13% 0.79% 6.99%
12/31/2020 26.15 0.32 2.63 2.95 (0.39) (2.02) (2.41) 26.69 12.00% 7,278,460 0.64% 1.26% 0.79% 3.67%
12/31/2019 23.61 0.38 4.39 4.77 (0.43) (1.80) (2.23) 26.15 20.78% 6,976,824 0.64% 1.50% 0.79% 7.91%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2024 (Unaudited) - Financial Highlights - 13
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2024 (Unaudited) $ 10.91 $ 0.04 $ (0.14) $ (0.10) $ — $ — $ — $ 10.81 (0.92)% $ 3,430,220 0.63% 0.79% 0.79% 6.09%
12/31/2023 10.44 0.32 0.15 0.47 — — — 10.91 4.50% 3,371,033 0.63% 3.04% 0.79% 9.58%
12/31/2022 12.23 0.27 (1.83) (1.56) — (0.23) (0.23) 10.44 (12.80)% 3,190,402 0.64% 2.42% 0.79% 7.85%
12/31/2021 12.63 0.13 (0.22) (0.09) (0.24) (0.07) (0.31) 12.23 (0.72)% 3,984,320 0.63% 1.02% 0.79% 5.44%
12/31/2020 11.81 0.21 0.88 1.09 (0.26) (0.01) (0.27) 12.63 9.21% 3,716,738 0.64% 1.69% 0.79% 13.80%
12/31/2019 11.07 0.26 0.74 1.00 (0.22) (0.04) (0.26) 11.81 8.98% 3,383,063 0.64% 2.23% 0.79% 7.14%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

14 - Financial Highlights - June 30, 2024 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Global Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2024 (Unaudited) $ 35.13 $ 0.10 $ 4.73 $ 4.83 $ — $ — $ — $ 39.96 13.75% $ 580,731 0.64% 0.55% 0.79% 4.95%
12/31/2023 31.94 0.17 6.61 6.78 — (3.59) (3.59) 35.13 22.14% 526,964 0.64% 0.50% 0.79% 10.06%
12/31/2022 45.52 0.10 (11.56) (11.46) — (2.12) (2.12) 31.94 (25.05)% 461,929 0.65% 0.28% 0.80% 8.48%
12/31/2021 40.25 (0.02) 6.49 6.47 — (1.20) (1.20) 45.52 16.00% 628,455 0.64% (0.05)% 0.79% 5.47%
12/31/2020 33.24 (0.02) 9.63 9.61 (0.23) (2.37) (2.60) 40.25 29.93% 527,787 0.65% (0.05)% 0.80% 6.83%
12/31/2019 27.13 0.22 8.93 9.15 (0.22) (2.82) (3.04) 33.24 34.78% 450,562 0.65% 0.72% 0.80% 9.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2024 (Unaudited) - Financial Highlights - 15
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2024 (Unaudited) $ 108.22 $ (0.13) $ 17.31 $ 17.18 $ — $ — $ — $ 125.40 15.87% $ 1,792,986 0.63% (0.23)% 0.79% 4.51%
12/31/2023 88.05 (0.03) 32.27 32.24 — (12.07) (12.07) 108.22 37.95% 1,594,007 0.64% (0.03)% 0.79% 9.21%
12/31/2022 144.51 (0.04) (42.74) (42.78) — (13.68) (13.68) 88.05 (30.22)% 1,169,864 0.64% (0.04)% 0.79% 7.47%
12/31/2021 120.82 (0.18) 26.12 25.94 — (2.25) (2.25) 144.51 21.53% 1,623,551 0.63% (0.13)% 0.79% 4.95%
12/31/2020 87.57 (0.07) 43.42 43.35 (0.72) (9.38) (10.10) 120.82 51.49% 1,127,052 0.64% (0.07)% 0.79% 15.34%
12/31/2019 78.84 0.30 22.00 22.30 (0.32) (13.25) (13.57) 87.57 30.28% 750,682 0.65% 0.35% 0.80% 9.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

16 - Financial Highlights - June 30, 2024 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2024 (Unaudited) $ 62.88 $ (0.01) $ 8.78 $ 8.77 $ — $ — $ — $ 71.65 13.95% $ 4,040,955 0.63% (0.02)% 0.78% 4.77%
12/31/2023 54.99 0.55 13.04 13.59 — (5.70) (5.70) 62.88 25.68% 3,942,077 0.63% 0.93% 0.78% 6.96%
12/31/2022 67.84 0.52 (11.95) (11.43) — (1.42) (1.42) 54.99 (16.82)% 3,656,955 0.64% 0.90% 0.79% 7.84%
12/31/2021 56.43 0.45 12.82 13.27 (0.68) (1.18) (1.86) 67.84 23.65% 4,518,602 0.63% 0.72% 0.79% 4.16%
12/31/2020 56.20 0.52 6.25 6.77 (0.91) (5.63) (6.54) 56.43 13.08% 3,993,782 0.64% 0.98% 0.79% 11.76%
12/31/2019 49.90 0.72 11.61 12.33 (0.76) (5.27) (6.03) 56.20 25.67% 3,727,052 0.64% 1.31% 0.79% 5.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 17
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT American Funds Asset Allocation Fund ("American Funds Asset Allocation")
NVIT American Funds Bond Fund ("American Funds Bond")
NVIT American Funds Global Growth Fund ("American Funds Global Growth")
NVIT American Funds Growth Fund ("American Funds Growth")
NVIT American Funds Growth-Income Fund ("American Funds Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “feeder fund,” which means that each Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, each Fund invests all of its assets in Class 1 shares of another mutual fund, a series of the American Funds Insurance Series
®
, (each, a “Master Fund”; collectively, the “Master Funds”) which invests directly in individual securities, as listed below. Each Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the
Master Funds, including the Statement of Investments, should be read in conjunction with each Fund’s financial statements. For accounting and financial reporting purposes, the Funds are treated as a fund-of-funds. The percentage of each Master Fund’s portfolio owned by each Fund as of June 30, 2024 was as follows:
The Funds currently offer Class II shares.
Each Master Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees
Fund Master Fund
% of Master
Fund
American Funds Asset Allocation American Asset Allocation Fund 24.01%
American Funds Bond American Bond Fund 30.80%
American Funds Global Growth American Global Growth Fund 7.05%
American Funds Growth American Growth Fund 4.09%
American Funds Growth-Income American Growth-Income Fund 10.08%

18 - Notes to Financial Statements - June 30, 2024 (Unaudited) - American Funds
of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of each Master Fund in which each Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. Each
Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time)
on each day the exchange is open for trading. Please refer to Note 3 of the Master Funds' Semiannual Report, which is included along with this report, for the Master Funds' security valuation policies.
As of June 30, 2024, 100% of the market value of each Fund was determined based on Level 1 inputs.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2024, the Funds did not have overdrawn balances.
(c) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statements of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statements of Operations.
(d) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
(e) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.

American Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 19
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(f) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
3. Transactions with Affiliates
Under the terms of each Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC
(“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-
investment advisory master-feeder operational support services to the Funds. Under the terms of the Trust’s Master-Feeder
Services Agreement with NFM on behalf of the Funds, each Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees
NFM receives for providing the Funds with non-investment advisory master-feeder operational support services according to the following schedule.
NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing
Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2024, NFM earned an aggregate of $1,830,699 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2024, the Funds' aggregate portion of such costs amounted to $33,611.
Fund Fee Schedule
Advisory Fee Waiver
(annual rate)
All Funds Up to $2.5 billion 0.1425%
$2.5 billion and up to $5 billion 0.1450%
$5 billion and up to $10 billion 0.1525%
$10 billion and up to $15 billion 0.1575%
$15 billion and up to $25 billion 0.1725%
$25 billion and more 0.1900%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

20 - Notes to Financial Statements - June 30, 2024 (Unaudited) - American Funds
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of each Fund.
For the six months ended June 30, 2024, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2024, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the six months ended June 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2024, none of the Funds engaged in interfund lending.
Fund Class II
American Funds Asset Allocation 0.25%
American Funds Bond 0.25
American Funds Global Growth 0.25
American Funds Growth 0.25
American Funds Growth-Income 0.25
Fund Amount
American Funds Asset Allocation $ 7,981,114
American Funds Bond 4,208,559
American Funds Global Growth 693,032
American Funds Growth 2,109,126
American Funds Growth-Income 4,978,171

American Funds - June 30, 2024 (Unaudited) - Notes to Financial Statements - 21
5. Investment Transactions
For the six months ended June 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
6. Risks Associated with Investment in Master Fund
Each Fund concentrates its investment primarily in a single underlying fund. Therefore, each Fund has the same principal risks as the Master Fund in which it invests. Please refer to Note 4 of the Master Fund Semiannual Report, which is included along with this report, for each Master Fund’s principal risks of investments. The relative concentration in a Master Fund also may affect the direct performance of a Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
A Master Fund does not charge a Fund any sales charge for buying or selling shares. However, a Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
9. Federal Tax Information
As of June 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
10. Subsequent Events
The Trusts’ credit agreement has been renewed through July 2, 2025. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2024 (discussed above under “Line of Credit and Interfund
Lending”).
Fund Purchases
*
Sales
American Funds Asset Allocation $ 318,182,524 $ 487,643,179
American Funds Bond 305,227,543 205,974,636
American Funds Global Growth 27,804,798 27,528,892
American Funds Growth 76,289,039 87,624,575
American Funds Growth-Income 190,727,454 437,715,118
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
American Funds Asset Allocation $ 4,849,614,158 $ 1,618,889,754 $ – $ 1,618,889,754
American Funds Bond 3,920,347,999 – (488,222,318) (488,222,318)
American Funds Global Growth 434,812,041 146,274,298 – 146,274,298
American Funds Growth 1,327,621,930 466,333,536 – 466,333,536
American Funds Growth-Income 2,765,397,103 1,277,773,668 – 1,277,773,668

22 - Notes to Financial Statements - June 30, 2024 (Unaudited) - American Funds
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-AMF (8-24)

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Global Growth Fund

Class 1 for the six months ended June 30, 2024

This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$22	0.41%*

*	Annualized

Key fund statistics
Fund net assets (in millions)	$8,234
Total number of portfolio holdings	169
Portfolio turnover rate	28%

Portfolio holdings by sector (percent of net assets)

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-077-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Growth Fund

Class 1 for the six months ended June 30, 2024

This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$18	0.34%*

*	Annualized

Key fund statistics
Fund net assets (in millions)	$43,835
Total number of portfolio holdings	224
Portfolio turnover rate	13%

Portfolio holdings by sector (percent of net assets)

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-027-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Growth-Income Fund

Class 1 for the six months ended June 30, 2024

This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$15	0.28%*

*	Annualized

Key fund statistics
Fund net assets (in millions)	$40,108
Total number of portfolio holdings	161
Portfolio turnover rate	36%

Portfolio holdings by sector (percent of net assets)

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-026-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Asset Allocation Fund

Class 1 for the six months ended June 30, 2024

This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$16	0.30%*

*	Annualized

Key fund statistics
Fund net assets (in millions)	$26,927
Total number of portfolio holdings	1,538
Portfolio turnover rate including mortgage dollar roll transactions	71%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%

Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-070-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – The Bond Fund of America

Class 1 for the six months ended June 30, 2024

This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.25%*

*	Annualized

Key fund statistics
Fund net assets (in millions)	$11,138
Total number of portfolio holdings	1,824
Portfolio turnover rate including mortgage dollar roll transactions	255%
Portfolio turnover rate excluding mortgage dollar roll transactions	54%

Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-078-0824 © 2024 Capital Group. All rights reserved.

CAPITAL GROUP® | AMERICAN FUNDS®

American Funds Insurance Series®

Financial Statements and Other Information
N-CSR Items 7-11

for the six months ended June 30, 2024

Lit. No. INGEFP2-998-0824 © 2024 Capital Group. All rights reserved.

Global Growth Fund

Investment portfolio June 30, 2024	unaudited

Common stocks 96.48%	Shares	Value (000)
Information technology 28.32%
Microsoft Corp.	1,087,801	$486,193
Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	420,521
ASML Holding NV	188,369	194,340
ASML Holding NV (ADR)	174,387	178,351
NVIDIA Corp.	2,575,150	318,134
Broadcom, Inc.	92,907	149,165
Synopsys, Inc.[1]	181,103	107,767
Samsung Electronics Co., Ltd.	1,309,808	76,972
Capgemini SE	317,271	62,842
Apple, Inc.	279,997	58,973
Arista Networks, Inc.[1]	159,456	55,886
Applied Materials, Inc.	233,760	55,165
Shopify, Inc., Class A, subordinate voting shares[1]	608,475	40,190
Keyence Corp.	82,700	36,485
NEC Corp.	270,100	22,086
Micron Technology, Inc.	165,629	21,785
SAP SE	74,491	15,124
EPAM Systems, Inc.[1]	67,118	12,626
Disco Corp.	18,600	7,127
NICE, Ltd. (ADR)[1]	37,217	6,400
International Business Machines Corp.	34,130	5,903
		2,332,035

Health care 15.42%
Novo Nordisk AS, Class B	2,064,144	294,876
Eli Lilly and Co.	216,267	195,804
UnitedHealth Group, Inc.	218,500	111,273
Vertex Pharmaceuticals, Inc.[1]	222,173	104,137
AstraZeneca PLC	599,410	93,446
Thermo Fisher Scientific, Inc.	160,880	88,967
Regeneron Pharmaceuticals, Inc.[1]	83,600	87,866
Pfizer, Inc.	1,305,400	36,525
Cigna Group (The)	104,417	34,517
Centene Corp.[1]	518,165	34,354
Sanofi	310,200	29,817
Alnylam Pharmaceuticals, Inc.[1]	116,500	28,309
Siemens Healthineers AG	345,670	19,912
EssilorLuxottica SA	90,005	19,312
Zoetis, Inc., Class A	90,200	15,637
Argenx SE (ADR)[1]	36,200	15,567
Bayer AG	537,074	15,188
Illumina, Inc.[1]	142,868	14,913
Laboratorios Farmaceuticos Rovi, SA non-registered shares	152,433	14,291
DexCom, Inc.[1]	121,000	13,719
Viatris, Inc.	110,678	1,177
GRAIL, Inc.[1]	23,811	366
Euroapi SA1,2	5,869	16
		1,269,989

Industrials 13.56%
Safran SA	844,273	177,623
Comfort Systems USA, Inc.	278,016	84,550
Ingersoll-Rand, Inc.	770,946	70,033
ASSA ABLOY AB, Class B	2,462,100	69,776
TransDigm Group, Inc.	50,071	63,971
Schneider Electric SE	260,897	62,251
Caterpillar, Inc.	185,000	61,624
Copart, Inc.[1]	1,011,807	54,800
Airbus SE, non-registered shares	365,833	50,443
Ryanair Holdings PLC (ADR)	401,837	46,790
ITOCHU Corp.	684,560	33,590
Johnson Controls International PLC	499,535	33,204

1	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
GT Capital Holdings, Inc.	2,635,611	$27,832
Alliance Global Group, Inc.	156,400,700	23,092
Daikin Industries, Ltd.	151,500	20,929
Techtronic Industries Co., Ltd.	1,679,500	19,178
Saab AB, Class B	797,272	19,158
Brenntag SE	280,312	18,889
ATS Corp.[1]	552,106	17,866
Boeing Co.[1]	91,400	16,636
General Electric Co.	102,437	16,284
RS Group PLC	1,745,907	15,438
Carrier Global Corp.	242,000	15,265
DSV A/S	97,734	14,956
Recruit Holdings Co., Ltd.	277,600	14,940
Siemens AG	76,677	14,261
Eaton Corp. PLC	39,327	12,331
SMC Corp.	22,500	10,743
TFI International, Inc. (CAD denominated)	73,941	10,736
BayCurrent Consulting, Inc.	502,900	10,135
NIBE Industrier AB, Class B2	2,142,588	9,032
		1,116,356

Consumer discretionary 12.67%
LVMH Moët Hennessy-Louis Vuitton SE	221,302	169,949
Chipotle Mexican Grill, Inc.[1]	2,239,950	140,333
Amazon.com, Inc.[1]	532,410	102,888
Renault SA	1,688,781	86,134
Prosus NV, Class N	2,238,914	79,314
Booking Holdings, Inc.	18,300	72,496
MGM China Holdings, Ltd.	41,228,000	64,165
MercadoLibre, Inc.[1]	24,475	40,222
Evolution AB	367,568	38,304
InterContinental Hotels Group PLC	360,000	37,743
Trip.com Group, Ltd. (ADR)[1]	743,309	34,936
Moncler SpA	449,770	27,544
lululemon athletica, Inc.[1]	82,202	24,554
LKQ Corp.	582,953	24,245
Five Below, Inc.[1]	169,360	18,455
Wynn Macau, Ltd.	21,430,000	17,586
Ferrari NV (EUR denominated)	34,905	14,271
Industria de Diseño Textil, SA	287,493	14,207
YUM! Brands, Inc.	94,493	12,517
Home Depot, Inc.	35,621	12,262
Global-E Online, Ltd.[1]	300,000	10,881
		1,043,006

Financials 10.78%
3i Group PLC	2,293,500	88,446
Fiserv, Inc.[1]	573,419	85,462
AXA SA	2,209,893	72,766
Aon PLC, Class A	244,466	71,770
Visa, Inc., Class A	259,088	68,003
Blackstone, Inc.	366,835	45,414
Axis Bank, Ltd.	2,813,670	42,634
Citigroup, Inc.	617,255	39,171
Tradeweb Markets, Inc., Class A	332,600	35,255
CVC Capital Partners PLC[1]	1,742,744	31,981
Prudential PLC	3,390,552	30,759
Ameriprise Financial, Inc.	67,606	28,881
Société Générale	1,134,000	26,477
VZ Holding AG	201,422	25,804
Banco Bilbao Vizcaya Argentaria, SA	2,408,000	24,023
UBS Group AG	794,665	23,261

American Funds Insurance Series	2

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Mastercard, Inc., Class A	49,000	$21,617
CME Group, Inc., Class A	103,473	20,343
Japan Post Insurance Co., Ltd.	985,600	19,186
JPMorgan Chase & Co.	74,006	14,968
Eurobank Ergasias Services and Holdings SA	6,819,248	14,765
Swissquote Group Holding, Ltd.	43,329	13,615
HDFC Bank, Ltd.	648,800	13,106
FinecoBank SpA	635,542	9,471
XP, Inc., Class A	474,027	8,338
AIA Group, Ltd.	913,107	6,192
Jackson Financial, Inc., Class A	44,327	3,292
GMO Payment Gateway, Inc.	44,100	2,444
Moscow Exchange MICEX-RTS PJSC[3]	12,640,000	—	[4]
		887,444

Communication services 5.71%
Alphabet, Inc., Class A	1,299,939	236,784
Meta Platforms, Inc., Class A	242,200	122,122
Publicis Groupe SA	400,000	42,397
CTS Eventim AG & Co. KGaA	224,500	18,738
Koninklijke KPN NV	3,959,172	15,172
Bharti Airtel, Ltd.	868,779	15,001
Tencent Holdings, Ltd.	297,100	14,101
Nintendo Co., Ltd.	111,300	5,947
		470,262

Energy 3.98%
Canadian Natural Resources, Ltd. (CAD denominated)	3,110,600	110,800
Reliance Industries, Ltd.	1,571,621	58,833
Schlumberger NV	1,172,369	55,312
Chevron Corp.	143,573	22,458
Exxon Mobil Corp.	152,500	17,556
TotalEnergies SE	218,273	14,548
EOG Resources, Inc.	110,903	13,959
Galp Energia, SGPS, SA, Class B	640,186	13,525
NAC Kazatomprom JSC (GDR)	257,665	10,320
Cameco Corp. (CAD denominated)	209,198	10,293
Gazprom PJSC[1,3]	8,346,000	—	[4]
LUKOIL Oil Co. PJSC[3]	246,300	—	[4]
		327,604

Consumer staples 3.33%
Monster Beverage Corp.[1]	852,204	42,568
Walgreens Boots Alliance, Inc.	2,761,459	33,400
Costco Wholesale Corp.	35,970	30,574
British American Tobacco PLC	863,200	26,535
Carrefour SA, non-registered shares	1,589,000	22,453
Pernod Ricard SA	164,933	22,445
Dollar General Corp.	155,180	20,520
Philip Morris International, Inc.	167,000	16,922
Keurig Dr Pepper, Inc.	501,530	16,751
Kweichow Moutai Co., Ltd., Class A	74,500	15,025
Nestlé SA	134,000	13,678
Dollar Tree Stores, Inc.[1]	123,184	13,152
		274,023

3	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials 2.41%
Linde PLC	248,153	$108,892
Amcor PLC (CDI)	3,567,000	35,428
LyondellBasell Industries NV	199,925	19,125
First Quantum Minerals, Ltd.	1,128,850	14,828
DSM-Firmenich AG	93,100	10,483
Fortescue, Ltd.	659,105	9,416
		198,172

Real estate 0.17%
CBRE Group, Inc., Class A1	156,366	13,934

Utilities 0.13%
FirstEnergy Corp.	286,296	10,957
Total common stocks (cost: $4,863,595,000)		7,943,782

Preferred securities 0.22%
Information technology 0.22%
Samsung Electronics Co., Ltd., nonvoting preferred shares	406,300	18,658
Total preferred securities (cost: $10,959,000)		18,658

Short-term securities 3.64%
Money market investments 3.59%
Capital Group Central Cash Fund 5.37%[5,6]	2,951,865	295,186

Money market investments purchased with collateral from securities on loan 0.05%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[5,7]	4,309,690	4,310
Total short-term securities (cost: $299,482,000)		299,496

Total investment securities 100.34% (cost: $5,174,036,000)		8,261,936
Other assets less liabilities (0.34)%		(28,302)
Net assets 100.00%		$8,233,634

Investments in affiliates6

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.59%
Money market investments 3.59%
Capital Group Central Cash Fund 5.37%[5]	$295,088	$1,572,164	$1,572,062	$(31)	$27	$295,186	$11,421

American Funds Insurance Series	4

Global Growth Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $4,457,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 6/30/2024.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GDR = Global Depositary Receipts

Refer to the notes to financial statements.

5	American Funds Insurance Series

Global Small Capitalization Fund

Investment portfolio June 30, 2024	unaudited

Common stocks 97.33%	Shares	Value (000)
Industrials 26.37%
Stericycle, Inc.[1]	1,061,241	$61,690
International Container Terminal Services, Inc.	9,163,480	54,732
CBIZ, Inc.[1]	708,466	52,497
Saia, Inc.[1]	68,952	32,703
Trelleborg AB, Class B	741,923	28,744
Hensoldt AG	730,761	26,866
Sulzer AG	151,412	20,923
ICF International, Inc.	140,898	20,918
Cleanaway Waste Management, Ltd.	11,082,998	20,468
Visional, Inc.[1,2]	453,108	20,343
Diploma PLC	377,968	19,721
MISUMI Group, Inc.	1,143,106	19,551
AZEK Co., Inc. (The), Class A1	443,915	18,702
UL Solutions, Inc., Class A	433,500	18,289
Wizz Air Holdings PLC[1]	582,688	16,479
Interpump Group SpA	365,871	16,185
Instalco AB	4,098,065	15,657
Qantas Airways, Ltd.[1]	3,657,608	14,232
VSE Corp.	151,194	13,347
Cargotec OYJ, Class B, non-registered shares	162,508	13,063
NORMA Group SE, non-registered shares	640,303	11,844
Delhivery Ltd.[1]	2,384,307	11,386
Alaska Air Group, Inc.[1]	268,976	10,867
Comfort Systems USA, Inc.	35,109	10,677
Godrej Industries, Ltd.[1]	1,032,000	10,537
First Advantage Corp.	653,201	10,497
Inox Wind, Ltd.	6,118,031	10,318
IMCD NV	74,492	10,312
XPO, Inc.[1]	92,617	9,831
Nexans SA	88,349	9,730
Carel Industries SpA	524,806	9,723
LS Electric Co., Ltd.	59,988	9,640
Fasadgruppen Group AB	1,574,074	9,183
Dayforce, Inc.[1]	176,930	8,776
Engcon AB, Class B2	1,070,647	8,768
Rumo SA	2,272,441	8,423
KEI Industries, Ltd.	154,935	8,176
EuroGroup Laminations SpA[2]	1,841,164	8,037
Applied Industrial Technologies, Inc.	40,766	7,909
Reliance Worldwide Corp., Ltd.	2,633,607	7,891
Trex Co., Inc.[1]	102,977	7,633
GVS SpA[1]	1,021,101	7,172
TriNet Group, Inc.	69,983	6,998
Beijer Ref AB, Class B	445,805	6,903
Burckhardt Compression Holding AG	9,963	6,525
Addtech AB, Class B	245,222	6,114
TELUS International (Cda), Inc., subordinate voting shares[1]	1,038,769	6,004
SIS, Ltd.[1]	1,064,190	5,731
Daiseki Co., Ltd.	233,700	5,441
ATS Corp.[1]	159,326	5,156
Embraer SA1	758,700	4,906
Alfen NV1	252,591	4,656
DL E&C Co., Ltd.	177,600	4,159
Howden Joinery Group PLC	367,287	4,058
ManpowerGroup, Inc.	57,609	4,021
Loar Holdings, Inc.[1,2]	71,100	3,797
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1]	525,900	3,345
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates[1,2]	413,400	261
MonotaRO Co., Ltd.[2]	300,200	3,536
SPIE SA	89,141	3,243

American Funds Insurance Series	6

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
REV Group, Inc.	91,177	$2,269
Herc Holdings, Inc.	15,514	2,068
IndiaMart InterMesh, Ltd.	60,563	1,945
Boyd Group Services, Inc.	7,695	1,445
McGrath RentCorp[2]	4,607	491
Ariston Holding NV2	105,809	436
		805,948

Consumer discretionary 16.21%
Skechers USA, Inc., Class A1	700,000	48,384
Melco Resorts & Entertainment, Ltd. (ADR)[1]	5,422,969	40,455
DraftKings, Inc., Class A1	1,000,000	38,170
CAVA Group, Inc.[1]	318,211	29,514
Light & Wonder, Inc.[1]	279,658	29,331
Lands’ End, Inc.[1,3]	2,100,000	28,539
Thor Industries, Inc.	301,656	28,190
YETI Holdings, Inc.[1]	466,300	17,789
Evolution AB	164,961	17,190
Ollies Bargain Outlet Holdings, Inc.[1]	167,768	16,470
Ermenegildo Zegna NV2	1,316,123	15,583
Inchcape PLC	1,645,703	15,489
Wyndham Hotels & Resorts, Inc.	200,796	14,859
Zalando SE, non-registered shares[1]	599,581	14,016
Entain PLC	1,708,574	13,527
MRF, Ltd.	6,769	10,491
Boot Barn Holdings, Inc.[1]	79,159	10,206
Tube Investments of India, Ltd.	176,600	8,962
Five Below, Inc.[1]	81,296	8,859
TopBuild Corp.[1]	22,196	8,551
On Holding AG, Class A1	208,425	8,087
Chalet Hotels, Ltd.[1]	790,221	7,605
Shoei Co., Ltd.	563,400	6,885
Steven Madden, Ltd.	145,406	6,151
Arhaus, Inc., Class A	343,575	5,820
Aditya Vision, Ltd.	62,272	3,323
Aditya Vision, Ltd.[4]	38,441	2,052
Lottomatica Group SpA	441,449	5,323
International Game Technology PLC	252,200	5,160
tonies SE, Class A1	687,000	5,047
Camping World Holdings, Inc., Class A	276,559	4,939
Haichang Ocean Park Holdings, Ltd.[1,2]	41,547,000	3,727
EIH, Ltd.	724,032	3,697
Smartfit Escola de Ginástica e Dança SA	909,317	3,514
Sanrio Co., Ltd.	180,100	3,322
Elior Group SA1	1,153,174	3,246
First Watch Restaurant Group, Inc.[1,2]	105,725	1,856
Opmobility	93,246	901
		495,230

Information technology 15.63%
PAR Technology Corp.[1]	846,492	39,861
PAR Technology Corp.[1,5]	325,484	15,327
Maruwa Co., Ltd.	110,901	26,664
Insight Enterprises, Inc.[1]	118,240	23,454
GitLab, Inc., Class A1	464,256	23,083
MACOM Technology Solutions Holdings, Inc.[1]	190,000	21,179
Confluent, Inc., Class A1	647,799	19,129
Silicon Laboratories, Inc.[1]	161,697	17,888
Tokyo Seimitsu Co., Ltd.	223,223	16,958
Credo Technology Group Holding, Ltd.[1]	520,402	16,622
Pegasystems, Inc.	268,191	16,234
eMemory Technology, Inc.	201,430	15,836

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Nordic Semiconductor ASA[1]	1,136,540	$15,152
Klaviyo, Inc., Class A1	566,791	14,107
Tanla Platforms, Ltd.	1,220,333	13,734
Qorvo, Inc.[1]	104,345	12,108
SUMCO Corp.[2]	822,300	11,943
Topicus.com, Inc., subordinate voting shares	139,094	11,896
Kokusai Electric Corp.[2]	401,100	11,822
Semtech Corp.[1]	383,121	11,448
INFICON Holding AG	7,397	11,191
Wolfspeed, Inc.[1]	468,848	10,671
ALTEN SA, non-registered shares	95,793	10,559
Softcat PLC	370,983	8,526
MKS Instruments, Inc.	56,170	7,335
King Slide Works Co., Ltd.[1]	190,000	7,182
Smartsheet, Inc., Class A1	149,320	6,582
HPSP Co., Ltd.	215,585	6,163
MongoDB, Inc., Class A1	23,300	5,824
Riken Keiki Co., Ltd.	204,800	5,395
Bentley Systems, Inc., Class B	102,734	5,071
Alphawave IP Group PLC[1]	2,612,177	4,734
BE Semiconductor Industries NV	28,225	4,716
Xiamen Faratronic Co., Ltd., Class A	384,267	4,025
Keywords Studios PLC	123,720	3,602
Aspen Technology, Inc.[1]	17,052	3,387
ASMPT, Ltd.	240,000	3,345
Globant SA1	17,730	3,161
SentinelOne, Inc., Class A1	143,800	3,027
LEM Holding SA	1,860	2,960
Unity Software, Inc.[1]	160,503	2,610
Silvaco Group, Inc.[1,2]	121,785	2,190
Yotpo, Ltd.[1,5,6]	678,736	964
		477,665

Health care 14.74%
Haemonetics Corp.[1]	833,183	68,930
Insulet Corp.[1]	207,210	41,815
Max Healthcare Institute, Ltd.	2,758,703	31,021
Ensign Group, Inc. (The)	223,488	27,643
Bachem Holding AG	231,879	21,312
Structure Therapeutics, Inc. (ADR)[1]	507,303	19,922
Masimo Corp.[1]	145,613	18,338
iRhythm Technologies, Inc.[1]	163,088	17,555
Ambu AS, Class B, non-registered shares[1]	891,212	17,117
Vaxcyte, Inc.[1]	216,472	16,346
CONMED Corp.	233,934	16,216
Denali Therapeutics, Inc.[1]	672,969	15,626
ICON PLC[1]	46,061	14,439
DiaSorin Italia SpA	142,930	14,200
Glenmark Pharmaceuticals, Ltd.	855,987	12,635
Hapvida Participações e Investimentos SA1	18,340,235	12,566
Aster DM Healthcare, Ltd.	2,655,930	11,045
Integra LifeSciences Holdings Corp.[1]	359,697	10,481
Encompass Health Corp.	117,866	10,112
IDEAYA Biosciences, Inc.[1]	285,721	10,032
Immunovant, Inc.[1]	195,870	5,171
BridgeBio Pharma, Inc.[1,5]	134,457	3,406
BridgeBio Pharma, Inc.[1]	68,966	1,747
LivaNova PLC[1]	93,282	5,114
Medmix AG	299,727	4,521
Angelalign Technology, Inc.[2]	547,348	3,979
Integer Holdings Corp.[1]	33,364	3,863
Nordhealth AS, Class A1	1,228,343	3,626

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Establishment Labs Holdings, Inc.[1]	73,255	$3,329
Ocumension Therapeutics[1]	3,095,983	2,715
Indegene, Ltd.[1,4]	221,331	1,476
Indegene, Ltd.[1]	69,104	461
Vimian Group AB (publ)[1,2]	578,147	1,878
WuXi XDC Cayman, Inc.[1,2]	759,000	1,682
		450,319

Financials 9.66%
Cholamandalam Investment and Finance Co., Ltd.	2,252,839	38,269
HDFC Asset Management Co., Ltd.	780,039	37,364
Eurobank Ergasias Services and Holdings SA	11,977,160	25,933
Stifel Financial Corp.	271,050	22,809
IIFL Finance, Ltd.	3,669,495	22,598
Banco del Bajio, SA	6,505,035	19,737
Janus Henderson Group PLC	470,000	15,844
Five-Star Business Finance, Ltd.[1]	1,220,380	11,600
360 ONE WAM, Ltd.	956,000	11,178
Vontobel Holding AG	159,480	9,555
Aditya Birla Capital, Ltd.[1]	2,694,788	7,688
SiriusPoint, Ltd.[1]	550,000	6,710
Fukuoka Financial Group, Inc.	250,000	6,709
Asia Commercial Joint Stock Bank	6,666,205	6,669
Banc of California, Inc.	494,940	6,325
Patria Investments, Ltd., Class A	508,200	6,129
Glacier Bancorp, Inc.	149,091	5,564
EFG International AG	334,117	4,917
Lazard, Inc., Class A	123,250	4,706
Hilltop Holdings, Inc.	150,000	4,692
Bridgepoint Group PLC	1,670,890	4,660
AvidXchange Holdings, Inc.[1]	365,286	4,405
Haci Ömer Sabanci Holding AS	1,148,843	3,393
Remgro, Ltd.	343,647	2,562
Discovery, Ltd.	327,356	2,423
Capitec Bank Holdings, Ltd.	15,161	2,190
JB Financial Group Co., Ltd.	39,902	423
		295,052

Communication services 4.42%
Lions Gate Entertainment Corp., Class B1	4,462,841	38,247
Indosat Tbk PT	38,357,467	25,024
JCDecaux SE1	976,059	19,110
Lionsgate Studios Corp.[1]	2,076,844	16,739
Nexstar Media Group, Inc.	67,878	11,268
Rightmove PLC	1,581,453	10,687
Future PLC	725,708	9,645
Bharti Hexacom, Ltd.[1]	124,501	1,660
Bharti Hexacom, Ltd.[1,4]	92,729	1,237
IHS Holding, Ltd.[1,2]	493,000	1,578
		135,195

Materials 3.97%
Sumitomo Bakelite Co., Ltd.	702,159	20,647
Nissan Chemical Corp.	457,100	14,446
Materion Corp.	128,316	13,875
Lundin Mining Corp.	1,000,000	11,133
Huhtamäki OYJ	250,000	10,022
Zeon Corp.	1,100,000	9,151
Vidrala, SA, non-registered shares	64,918	7,302
Arcadium Lithium PLC[1]	2,099,779	7,055
LANXESS AG	282,599	6,939
Resonac Holdings Co., Ltd.	242,900	5,358

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Cabot Corp.	48,229	$4,432
Gujarat Fluorochemicals, Ltd.	89,266	3,412
NV Bekaert SA	53,808	2,252
Mayr-Melnhof Karton AG, non-registered shares	17,479	2,098
Umicore SA	127,835	1,918
Alcoa Corp.	35,000	1,392
		121,432

Real estate 2.62%
Embassy Office Parks REIT	6,652,704	28,284
Altus Group, Ltd.[2]	340,710	12,582
Macrotech Developers, Ltd.	442,564	7,971
ESR-Logos REIT	36,822,373	7,323
Fibra Uno Administración REIT, SA de CV	5,679,172	6,978
Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	5,684
Mindspace Business Parks REIT	1,250,000	4,991
Charter Hall Group REIT	587,917	4,352
PotlatchDeltic Corp. REIT	49,593	1,954
		80,119

Energy 1.57%
Diamond Offshore Drilling, Inc.[1]	1,142,513	17,698
Aegis Logistics, Ltd.	1,041,407	10,858
Weatherford International[1]	55,696	6,820
Helmerich & Payne, Inc.	167,387	6,049
Vista Energy, SAB de CV, Class A (ADR)[1]	132,280	6,016
United Tractors Tbk PT	321,000	431
		47,872

Utilities 1.40%
Talen Energy Corp.[1]	92,500	10,269
ENN Energy Holdings, Ltd.	1,205,597	9,927
ACEN Corp.	101,171,292	8,633
SembCorp Industries, Ltd.	1,536,800	5,434
Neoenergia SA	1,393,872	4,630
Black Hills Corp.	71,061	3,864
		42,757

Consumer staples 0.74%
Redcare Pharmacy NV, non-registered shares[1]	50,748	6,203
Kobe Bussan Co., Ltd.	273,900	6,095
Universal Robina Corp.	2,508,160	4,761
TreeHouse Foods, Inc.[1]	83,498	3,059
Bakkafrost P/F	49,682	2,513
		22,631
Total common stocks (cost: $2,290,967,000)		2,974,220

Preferred securities 0.61%
Information technology 0.55%
SmartHR, Inc., Series D, preferred shares[1,5,6]	3,006	9,299
Yotpo, Ltd., Series F, preferred shares[1,5,6]	2,158,609	3,065
Yotpo, Ltd., Series B, preferred shares[1,5,6]	287,894	409
Yotpo, Ltd., Series C, preferred shares[1,5,6]	274,070	389
Yotpo, Ltd., Series A-1, preferred shares[1,5,6]	183,819	261
Yotpo, Ltd., Series A, preferred shares[1,5,6]	89,605	128
Yotpo, Ltd., Series C-1, preferred shares[1,5,6]	75,980	108

American Funds Insurance Series	10

Global Small Capitalization Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Information technology (continued)
Yotpo, Ltd., Series D, preferred shares[1,5,6]	42,368	$60
Yotpo, Ltd., Series B-1, preferred shares[1,5,6]	33,838	48
Outreach Corp., Series G, preferred shares[1,5,6]	154,354	2,913
		16,680

Financials 0.06%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	400,000	1,920
Total preferred securities (cost: $27,306,000)		18,600

Short-term securities 3.14%
Money market investments 2.63%
Capital Group Central Cash Fund 5.37%[3,7]	805,122	80,512

Money market investments purchased with collateral from securities on loan 0.51%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,8]	7,533,953	7,534
Capital Group Central Cash Fund 5.37%[3,7,8]	49,265	4,926
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[7,8]	3,041,946	3,042
		15,502
Total short-term securities (cost: $96,015,000)		96,014

Total investment securities 101.08% (cost: $2,414,288,000)		3,088,834
Other assets less liabilities (1.08)%		(33,084)
Net assets 100.00%		$3,055,750

Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Common stocks 0.93%
Consumer discretionary 0.93%
Lands’ End, Inc.[1]	$20,076	$—	$—	$—	$8,463	$28,539	$—

Short-term securities 2.79%
Money market investments 2.63%
Capital Group Central Cash Fund 5.37%[7]	112,453	255,315	287,269	7	6	80,512	2,890

Money market investments purchased with collateral from securities on loan 0.16%
Capital Group Central Cash Fund 5.37%[7,8]	4,926					4,926	—	[9]
Total short-term securities						85,438
Total 3.72%				$7	$8,469	$113,977	$2,890
11	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PAR Technology Corp.[1]	3/8/2024	$12,580	$15,327	.50%
SmartHR, Inc., Series D, preferred shares[1,6]	5/28/2021	14,344	9,299	.30
Yotpo, Ltd., Series F, preferred shares[1,6]	2/25/2021	4,748	3,065	.10
Yotpo, Ltd.[1,6]	3/16/2021	1,418	964	.03
Yotpo, Ltd., Series B, preferred shares[1,6]	3/16/2021	602	409	.01
Yotpo, Ltd., Series C, preferred shares[1,6]	3/16/2021	573	389	.01
Yotpo, Ltd., Series A-1, preferred shares[1,6]	3/16/2021	384	261	.01
Yotpo, Ltd., Series A, preferred shares[1,6]	3/16/2021	187	128	.01
Yotpo, Ltd., Series C-1, preferred shares[1,6]	3/16/2021	159	108	.01
Yotpo, Ltd., Series D, preferred shares[1,6]	3/16/2021	88	60	.00	[10]
Yotpo, Ltd., Series B-1, preferred shares[1,6]	3/16/2021	71	48	.00	[10]
BridgeBio Pharma, Inc.[1]	9/25/2023	3,667	3,406	.11
Outreach Corp., Series G, preferred shares[1,6]	5/27/2021	4,517	2,913	.10
Total		$43,338	$36,377	1.19%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $41,131,000, which represented 1.35% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $4,765,000, which represented 0.15% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.
[5]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $36,377,000, which represented 1.19% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[10]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series	12

Growth Fund

Investment portfolio June 30, 2024	unaudited

Common stocks 97.67%	Shares	Value (000)
Information technology 23.92%
Microsoft Corp.	5,261,508	$2,351,631
NVIDIA Corp.	10,903,359	1,347,001
Broadcom, Inc.	820,501	1,317,339
Apple, Inc.	4,098,141	863,151
Salesforce, Inc.	2,143,447	551,080
Shopify, Inc., Class A, subordinate voting shares[1]	7,195,403	475,256
Cloudflare, Inc., Class A1	5,111,309	423,370
Taiwan Semiconductor Manufacturing Co., Ltd.	7,238,000	215,269
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,184,828	205,935
ASML Holding NV	203,694	210,150
ASML Holding NV (ADR)	181,768	185,900
MicroStrategy, Inc., Class A1,2	226,207	311,596
Applied Materials, Inc.	1,258,469	296,986
Synopsys, Inc.[1]	459,300	273,311
Micron Technology, Inc.	2,006,001	263,849
Constellation Software, Inc.	63,212	182,138
Motorola Solutions, Inc.	408,500	157,702
Adobe, Inc.[1]	264,824	147,120
Dell Technologies, Inc., Class C	921,002	127,015
SAP SE	477,361	96,921
ServiceNow, Inc.[1]	112,779	88,720
DocuSign, Inc.[1]	1,640,524	87,768
Wolfspeed, Inc.[1]	2,041,003	46,453
Unity Software, Inc.[1]	2,625,443	42,690
RingCentral, Inc., Class A1	1,465,500	41,327
ASM International NV	52,525	40,008
Roper Technologies, Inc.	61,350	34,581
MongoDB, Inc., Class A1	99,000	24,746
Fair Isaac Corp.[1]	13,994	20,832
Flex, Ltd.[1]	670,000	19,758
Atlassian Corp., Class A1	97,462	17,239
MKS Instruments, Inc.	101,047	13,195
Stripe, Inc., Class B1,3,4	168,598	4,384
		10,484,421

Communication services 19.84%
Meta Platforms, Inc., Class A	7,425,244	3,743,957
Netflix, Inc.[1]	3,022,121	2,039,569
Alphabet, Inc., Class C	6,594,652	1,209,591
Alphabet, Inc., Class A	4,309,284	784,936
Charter Communications, Inc., Class A1	1,020,153	304,985
Snap, Inc., Class A, nonvoting shares[1]	14,000,000	232,540
Frontier Communications Parent, Inc.[1]	4,298,912	112,546
Take-Two Interactive Software, Inc.[1]	492,195	76,531
Pinterest, Inc., Class A1	1,652,216	72,813
Comcast Corp., Class A	1,343,725	52,620
T-Mobile US, Inc.	265,000	46,688
Electronic Arts, Inc.	133,146	18,551
		8,695,327

Health care 14.97%
Regeneron Pharmaceuticals, Inc.[1]	895,033	940,707
Intuitive Surgical, Inc.[1]	2,058,000	915,501
Eli Lilly and Co.	755,720	684,214
Vertex Pharmaceuticals, Inc.[1]	1,384,508	648,947
UnitedHealth Group, Inc.	1,232,278	627,550
Alnylam Pharmaceuticals, Inc.[1]	2,043,063	496,464
Thermo Fisher Scientific, Inc.	411,071	227,322
Boston Scientific Corp.[1]	2,784,352	214,423
Novo Nordisk AS, Class B	1,392,492	198,926
HCA Healthcare, Inc.	535,904	172,175
Moderna, Inc.[1]	1,200,000	142,500

13	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Centene Corp.[1]	2,042,755	$135,435
QIAGEN NV1	2,651,780	108,962
Abbott Laboratories	997,405	103,640
Danaher Corp.	408,661	102,104
DexCom, Inc.[1]	850,000	96,373
Sarepta Therapeutics, Inc.[1]	548,342	86,638
Mettler-Toledo International, Inc.[1]	57,256	80,020
NovoCure, Ltd.[1]	3,865,163	66,210
Ascendis Pharma AS (ADR)[1]	444,896	60,675
AstraZeneca PLC	343,952	53,621
Guardant Health, Inc.[1]	1,705,050	49,242
Molina Healthcare, Inc.[1]	159,150	47,315
Insmed, Inc.[1]	606,606	40,643
Bristol-Myers Squibb Co.	944,357	39,219
Exact Sciences Corp.[1]	920,029	38,871
Align Technology, Inc.[1]	143,900	34,742
Verily Life Sciences, LLC[1,3,4]	300,178	31,351
Veeva Systems, Inc., Class A1	166,698	30,507
BioNTech SE (ADR)[1]	309,473	24,869
IQVIA Holdings, Inc.[1]	105,500	22,307
Amgen, Inc.	55,569	17,363
CRISPR Therapeutics AG1	262,678	14,187
McKesson Corp.	15,119	8,830
Biohaven, Ltd.[1]	65,550	2,275
		6,564,128

Consumer discretionary 12.21%
Tesla, Inc.[1]	7,656,300	1,515,029
Amazon.com, Inc.[1]	3,964,578	766,155
Royal Caribbean Cruises, Ltd.[1]	2,278,615	363,280
DoorDash, Inc., Class A1	3,000,000	326,340
Chipotle Mexican Grill, Inc.[1]	3,809,000	238,634
Airbnb, Inc., Class A1	1,480,898	224,548
Home Depot, Inc.	565,000	194,496
Tractor Supply Co.	665,000	179,550
Hermès International	61,000	140,404
D.R. Horton, Inc.	941,600	132,700
Booking Holdings, Inc.	32,488	128,701
Amadeus IT Group SA, Class A, non-registered shares	1,846,641	122,886
Norwegian Cruise Line Holdings, Ltd.[1]	6,094,950	114,524
Aramark	3,218,114	109,480
Evolution AB	1,012,589	105,521
NIKE, Inc., Class B	1,347,886	101,590
O’Reilly Automotive, Inc.[1]	79,800	84,274
Floor & Decor Holdings, Inc., Class A1	792,300	78,762
YUM! Brands, Inc.	451,544	59,811
Burlington Stores, Inc.[1]	181,389	43,533
Aptiv PLC[1]	584,134	41,135
Churchill Downs, Inc.	208,489	29,105
Polaris, Inc.	371,000	29,053
Flutter Entertainment PLC[1]	154,604	28,194
Five Below, Inc.[1]	252,000	27,460
Wayfair, Inc., Class A1	514,000	27,103
Helen of Troy, Ltd.[1]	269,597	25,002
TopBuild Corp.[1]	53,811	20,732
Salvatore Ferragamo SpA	2,174,477	18,360
Hilton Worldwide Holdings, Inc.	78,119	17,046
YETI Holdings, Inc.[1]	372,600	14,215
Caesars Entertainment, Inc.[1]	356,300	14,159

American Funds Insurance Series	14

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Skyline Champion Corp.[1]	186,640	$12,645
Service Corp. International	155,236	11,042
DraftKings, Inc., Class A1	166,681	6,362
		5,351,831

Industrials 10.92%
TransDigm Group, Inc.	733,363	936,952
General Electric Co.	2,810,266	446,748
Uber Technologies, Inc.[1]	6,127,000	445,310
Carrier Global Corp.	4,484,703	282,895
United Rentals, Inc.	316,113	204,440
Ingersoll-Rand, Inc.	2,141,709	194,553
Eaton Corp. PLC	551,178	172,822
Ryanair Holdings PLC (ADR)	1,466,022	170,704
Ryanair Holdings PLC	96,554	1,685
Caterpillar, Inc.	499,375	166,342
Jacobs Solutions, Inc.	1,102,200	153,988
Equifax, Inc.	616,955	149,587
Quanta Services, Inc.	572,626	145,499
Boeing Co.[1]	609,759	110,982
MTU Aero Engines AG	430,587	110,091
Airbus SE, non-registered shares	770,328	106,217
United Airlines Holdings, Inc.[1]	1,924,540	93,648
Old Dominion Freight Line, Inc.	490,000	86,534
Republic Services, Inc.	437,004	84,927
Genpact, Ltd.	2,636,874	84,881
FTAI Aviation, Ltd.	820,915	84,743
Dayforce, Inc.[1]	1,586,142	78,673
Southwest Airlines Co.	2,515,000	71,954
Core & Main, Inc., Class A1	1,293,294	63,294
ITT, Inc.	343,000	44,309
Northrop Grumman Corp.	94,803	41,329
HEICO Corp.	179,400	40,116
TransUnion	458,081	33,971
GE Vernova, Inc.[1]	192,016	32,933
Canadian Pacific Kansas City, Ltd.	376,000	29,602
XPO, Inc.[1]	263,564	27,977
Dun & Bradstreet Holdings, Inc.	2,339,500	21,664
FedEx Corp.	68,327	20,487
Saia, Inc.[1]	37,514	17,793
Safran SA	64,065	13,478
Paylocity Holding Corp.[1]	95,655	12,612
Willscot Mobile Mini Holdings Corp., Class A1	76,371	2,875
Einride AB1,3,4	78,648	2,674
		4,789,289

Financials 6.96%
Visa, Inc., Class A	2,761,359	724,774
Bank of America Corp.	7,760,600	308,639
KKR & Co., Inc.	2,878,557	302,939
Fiserv, Inc.[1]	1,833,900	273,325
Mastercard, Inc., Class A	614,033	270,887
Blackstone, Inc.	1,315,765	162,892
Toast, Inc., Class A1	5,953,559	153,423
Apollo Asset Management, Inc.	1,286,147	151,855
Marsh & McLennan Companies, Inc.	403,461	85,017
Brookfield Corp., Class A	1,763,605	73,260
Affirm Holdings, Inc., Class A1	1,999,051	60,391
Block, Inc., Class A1	920,219	59,345
Blue Owl Capital, Inc., Class A	3,123,772	55,447
Truist Financial Corp.	1,350,366	52,462
Ryan Specialty Holdings, Inc., Class A	870,000	50,382

15	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Progressive Corp.	241,257	$50,112
UBS Group AG	1,535,000	44,932
Capital One Financial Corp.	313,000	43,335
Ares Management Corp., Class A	310,500	41,383
Intercontinental Exchange, Inc.	188,000	25,735
MSCI, Inc.	47,348	22,810
Aon PLC, Class A	65,600	19,259
Arch Capital Group, Ltd.[1]	159,854	16,128
Discover Financial Services	26,400	3,453
		3,052,185

Energy 3.75%
Halliburton Co.	11,600,000	391,848
Schlumberger NV	6,356,000	299,876
EOG Resources, Inc.	1,969,064	247,846
Canadian Natural Resources, Ltd. (CAD denominated)	6,443,281	229,510
Cenovus Energy, Inc. (CAD denominated)	9,017,019	177,236
MEG Energy Corp.[1]	6,251,958	133,763
EQT Corp.	1,676,328	61,991
Tourmaline Oil Corp.	1,080,400	49,003
ConocoPhillips	313,568	35,866
New Fortress Energy, Inc., Class A2	829,000	18,222
		1,645,161

Consumer staples 2.65%
Costco Wholesale Corp.	287,855	244,674
Performance Food Group Co.[1]	3,559,500	235,318
Dollar General Corp.	1,701,791	225,028
Target Corp.	900,000	133,236
Dollar Tree Stores, Inc.[1]	1,048,471	111,945
Philip Morris International, Inc.	711,723	72,119
Constellation Brands, Inc., Class A	206,399	53,102
Monster Beverage Corp.[1]	866,500	43,282
Keurig Dr Pepper, Inc.	903,000	30,160
Celsius Holdings, Inc.[1]	197,664	11,285
		1,160,149

Materials 1.52%
Wheaton Precious Metals Corp.	2,252,500	118,076
ATI, Inc.[1]	2,086,140	115,677
Linde PLC	261,960	114,951
Grupo México, SAB de CV, Series B	19,156,155	103,042
Royal Gold, Inc.	599,000	74,971
Franco-Nevada Corp.	340,400	40,359
Albemarle Corp.	372,000	35,533
Vulcan Materials Co.	130,000	32,328
Glencore PLC	5,275,000	30,077
		665,014

Utilities 0.78%
Constellation Energy Corp.	989,351	198,137
PG&E Corp.	8,221,738	143,552
		341,689

Real estate 0.15%
Zillow Group, Inc., Class C, nonvoting shares[1]	1,198,327	55,590
CoStar Group, Inc.[1]	143,416	10,633
		66,223
Total common stocks (cost: $19,726,136,000)		42,815,417

American Funds Insurance Series	16

Growth Fund (continued)

Preferred securities 0.27%	Shares	Value (000)
Information technology 0.24%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3,4]	2,763,342	$71,847
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	52,656	1,369
PsiQuantum Corp., Series D, preferred shares[1,3,4]	906,761	30,267
Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4]	406,310	2,751
		106,234

Industrials 0.03%
ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,3,4,5]	153,713	5,027
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,3,4,5]	42,272	1,382
Einride AB, Series C, preferred shares[1,3,4]	110,647	3,762
		10,171
Total preferred securities (cost: $104,084,000)		116,405

Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	53,352	—	[6]

Industrials 0.00%
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,3,4]	31,704	—	[6]
Total rights & warrants (cost: $0)		—	[6]

Convertible stocks 0.01%
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	6,005
Total convertible stocks (cost: $6,435,000)		6,005

Short-term securities 2.23%
Money market investments 2.15%
Capital Group Central Cash Fund 5.37%[7,8]	9,409,715	940,971

Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 5.37%[7,8,9]	240,324	24,032
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,9]	8,092,847	8,093
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[7,9]	2,999,820	3,000
		35,125
Total short-term securities (cost: $976,040,000)		976,096

Total investment securities 100.18% (cost: $20,812,695,000)		43,913,923
Other assets less liabilities (0.18)%		(79,268)
Net assets 100.00%		$43,834,655

17	American Funds Insurance Series

Growth Fund (continued)

Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 2.20%
Money market investments 2.15%
Capital Group Central Cash Fund 5.37%[7]	$588,273	$2,478,043		$2,125,362	$(28)	$45	$940,971	$27,383

Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.37%[7,9]	5,032	19,000	[10]				24,032	—	[11]
Total 2.20%					$(28)	$45	$965,003	$27,383

Restricted securities4

	Acquisition date(s)	Cost (000)		Value (000)		Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3]	3/15/2023	$55,638		$71,847		.17%
Stripe, Inc., Class B1,3	5/6/2021	6,766		4,384		.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	2,113		1,369		.00	[12]
Verily Life Sciences, LLC[1,3]	12/21/2018	37,000		31,351		.07
PsiQuantum Corp., Series D, preferred shares[1,3]	5/28/2021	23,781		30,267		.07
Einride AB, Series C, preferred shares[1,3]	11/23/2022-2/21/2024	3,762		3,762		.01
Einride AB1,3	2/1/2023	2,674		2,674		.00	[12]
ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,3,5]	10/22/2021	10,452		5,027		.01
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,3,5]	12/14/2023	1,382		1,382		.00	[12]
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,3]	12/14/2023	—	[6]	—	[6]	.00	[12]
Tipalti Solutions, Ltd., Series F, preferred shares[1,3]	12/1/2021	6,956		2,751		.01
Total		$150,524		$154,814		.35%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $38,162,000, which represented .09% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Value determined using significant unobservable inputs.
[4]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $154,814,000, which represented .35% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

American Funds Insurance Series	18

International Fund

Investment portfolio June 30, 2024	unaudited

Common stocks 96.42%	Shares	Value (000)
Industrials 17.53%
Recruit Holdings Co., Ltd.	3,812,162	$205,166
Airbus SE, non-registered shares	1,387,973	191,382
Siemens AG	569,990	106,012
Techtronic Industries Co., Ltd.	7,983,000	91,156
Melrose Industries PLC	12,204,660	85,233
Safran SA	395,229	83,151
Diploma PLC	1,289,802	67,299
MTU Aero Engines AG	229,720	58,734
Ashtead Group PLC	795,298	52,990
Rolls-Royce Holdings PLC[1]	8,817,090	50,966
Volvo AB, Class B	1,865,267	47,851
Kingspan Group PLC	496,546	42,070
International Container Terminal Services, Inc.	6,806,450	40,654
Daikin Industries, Ltd.	290,700	40,158
Schneider Electric SE	94,008	22,431
Rumo SA	5,353,005	19,841
Thales SA	92,053	14,791
Shenzhen Inovance Technology Co., Ltd., Class A	1,661,517	11,729
Grab Holdings, Ltd., Class A1	3,032,099	10,764
Deutsche Post AG	253,300	10,249
NIBE Industrier AB, Class B	1,820,442	7,674
Airports of Thailand PCL, foreign registered shares	4,083,600	6,414
Larsen & Toubro, Ltd.	121,773	5,159
		1,271,874

Information technology 14.14%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,339,000	188,531
SAP SE	807,953	164,043
SK hynix, Inc.	813,514	137,964
Shopify, Inc., Class A, subordinate voting shares[1]	2,005,603	132,470
Samsung Electronics Co., Ltd.	1,568,557	92,178
ASML Holding NV	66,028	68,121
Renesas Electronics Corp.	1,975,500	37,299
NICE, Ltd. (ADR)[1]	200,311	34,448
Constellation Software, Inc.	11,144	32,110
NXP Semiconductors NV	96,785	26,044
Fujitsu, Ltd.	1,430,200	22,471
Lasertec Corp.	86,000	19,430
Tata Consultancy Services, Ltd.	407,049	19,000
OBIC Co., Ltd.	134,500	17,369
Keyence Corp.	34,000	15,000
Disco Corp.	19,400	7,434
NEC Corp.	79,411	6,493
Canva, Inc.[1,2,3]	4,819	5,140
		1,025,545

Health care 12.89%
Novo Nordisk AS, Class B	2,869,107	409,870
Daiichi Sankyo Co., Ltd.	9,339,308	326,256
UCB SA	340,362	50,441
Sanofi	399,983	38,447
AstraZeneca PLC	222,892	34,748
Eurofins Scientific SE, non-registered shares	510,470	25,379
Grifols, SA, Class A, non-registered shares[1]	2,252,585	18,851
Insulet Corp.[1]	46,653	9,414
Ambu AS, Class B, non-registered shares[1]	480,488	9,229
bioMérieux SA	79,847	7,554
WuXi AppTec Co., Ltd., Class H	920,200	3,449
WuXi AppTec Co., Ltd., Class A	288,960	1,558
		935,196

19	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials 12.07%
Glencore PLC	38,713,759	$220,737
First Quantum Minerals, Ltd.	14,456,903	189,898
Fortescue, Ltd.	9,297,560	132,825
Ivanhoe Mines, Ltd., Class A1	4,152,270	53,571
Ivanhoe Mines, Ltd., Class A1,3	3,675,281	47,417
Shin-Etsu Chemical Co., Ltd.	1,525,800	59,348
Rio Tinto PLC	607,516	39,990
Anglo American PLC	1,244,014	39,130
DSM-Firmenich AG	241,889	27,238
Arkema SA	189,600	16,393
Air Liquide SA	67,630	11,643
Antofagasta PLC	387,237	10,268
Grupo México, SAB de CV, Series B	1,803,200	9,699
BASF SE	193,532	9,352
Akzo Nobel NV	127,802	7,771
		875,280

Consumer discretionary 11.15%
MercadoLibre, Inc.[1]	106,035	174,258
adidas AG	481,188	114,842
Maruti Suzuki India, Ltd.	447,149	64,324
LVMH Moët Hennessy-Louis Vuitton SE	79,464	61,024
Flutter Entertainment PLC[1]	329,610	60,108
Evolution AB	549,600	57,273
Ferrari NV (EUR denominated)	131,030	53,573
Meituan, Class B1	2,607,700	36,946
Sony Group Corp.	350,000	29,740
Compagnie Financière Richemont SA, Class A	187,402	29,248
Kering SA	77,668	28,235
NEXT PLC	183,512	20,985
Entain PLC	2,326,058	18,416
PUMA SE, non-registered shares	276,959	12,729
Zalando SE, non-registered shares[1]	467,567	10,930
Sands China, Ltd.[1]	4,798,000	9,996
Fast Retailing Co., Ltd.	33,500	8,499
Galaxy Entertainment Group, Ltd.	1,820,000	8,477
Hermès International	2,060	4,741
Coupang, Inc., Class A1	205,714	4,310
		808,654

Financials 10.71%
Nu Holdings Ltd., Class A1	14,180,495	182,787
Banco Bilbao Vizcaya Argentaria, SA	10,041,451	100,177
Aegon, Ltd.	10,831,321	66,872
ING Groep NV	3,485,121	59,716
AIA Group, Ltd.	8,508,476	57,696
NatWest Group PLC	14,661,543	57,510
Kotak Mahindra Bank, Ltd.	2,427,514	52,212
Axis Bank, Ltd.	2,541,749	38,514
Bajaj Finserv, Ltd.	1,272,550	24,212
HDFC Bank, Ltd. (ADR)	207,750	13,364
HDFC Bank, Ltd.	532,601	10,759
FinecoBank SpA	1,183,344	17,634
3i Group PLC	399,600	15,410
Jio Financial Services, Ltd.[1]	3,024,434	12,948
Bajaj Finance, Ltd.	151,942	12,936
Bank Mandiri (Persero) Tbk PT	27,858,000	10,403
Mizuho Financial Group, Inc.	452,800	9,482
Bank Central Asia Tbk PT	13,486,900	8,136
B3 SA - Brasil, Bolsa, Balcao	4,413,000	8,084

American Funds Insurance Series	20

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
KB Financial Group, Inc.	135,354	$7,675
ICICI Bank, Ltd.	485,000	6,966
Futu Holdings, Ltd. (ADR)[1]	52,123	3,420
		776,913

Energy 6.89%
Reliance Industries, Ltd.	7,089,341	265,388
Canadian Natural Resources, Ltd. (CAD denominated)	2,882,289	102,667
Cenovus Energy, Inc. (CAD denominated)	4,716,328	92,703
TotalEnergies SE	315,209	21,008
Neste OYJ	777,534	13,789
Shell PLC (GBP denominated)	125,376	4,506
		500,061

Communication services 5.05%
Bharti Airtel, Ltd.	8,901,433	153,703
Bharti Airtel, Ltd., interim shares	271,584	3,387
Tencent Holdings, Ltd.	1,786,123	84,771
Universal Music Group NV	2,138,913	63,404
NetEase, Inc.	1,659,900	31,691
Ubisoft Entertainment SA1	800,864	17,589
Singapore Telecommunications, Ltd.	5,800,500	11,731
		366,276

Consumer staples 4.15%
JBS SA1	12,787,767	73,820
Danone SA	871,867	53,210
Kweichow Moutai Co., Ltd., Class A	216,732	43,711
Ajinomoto Co., Inc.	1,100,100	38,722
Treasury Wine Estates, Ltd.	3,801,466	31,518
Kobe Bussan Co., Ltd.	965,600	21,487
Suntory Beverage & Food, Ltd.[4]	322,200	11,437
Avenue Supermarts, Ltd.[1]	186,878	10,569
Seven & i Holdings Co., Ltd.	764,200	9,308
Barry Callebaut AG (Switzerland)	4,464	7,275
		301,057

Utilities 1.14%
ENN Energy Holdings, Ltd.	5,578,460	45,932
Engie SA	1,099,626	15,662
E.ON SE	1,023,903	13,419
SembCorp Industries, Ltd.	2,195,700	7,763
		82,776

Real estate 0.70%
ESR Group, Ltd.	21,411,800	28,087
Mitsui Fudosan Co., Ltd.	1,467,900	13,502
Ayala Land, Inc.	18,147,800	8,827
		50,416
Total common stocks (cost: $4,941,324,000)		6,994,048

Preferred securities 0.36%
Consumer discretionary 0.21%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	199,755	14,851

Financials 0.10%
Itaú Unibanco Holding SA, preferred nominative shares	1,308,816	7,588

21	American Funds Insurance Series

International Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Health care 0.04%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	522,350	$3,223

Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	422	450
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	18	19
Canva, Inc., Series A-4, noncumulative preferred shares[1,2,3]	1	1
		470
Total preferred securities (cost: $35,361,000)		26,132

Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	7,730	–	[5]
Total rights & warrants (cost: $0)		–	[5]

Short-term securities 3.51%
Money market investments 3.51%
Capital Group Central Cash Fund 5.37%[6,7]	2,547,039	254,704
Total short-term securities (cost: $254,706,000)		254,704

Total investment securities 100.29% (cost: $5,231,391,000)		7,274,884
Other assets less liabilities (0.29)%		(20,968)
Net assets 100.00%		$7,253,916

Investments in affiliates7

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.51%
Money market investments 3.51%
Capital Group Central Cash Fund 5.37%[6]	$202,026	$962,313	$909,613	$(19)	$(3)	$254,704	$6,516

Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A1	12/18/2023	$32,962	$47,417	.65%
Canva, Inc.[1,2]	8/26/2021-11/4/2021	8,215	5,140	.07
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	719	450	.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	31	19	.00	[8]
Canva, Inc., Series A-4, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00	[8]
Total		$41,929	$53,027	.73%
American Funds Insurance Series	22

International Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.

[3]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $53,027,000, which represented .73% of the net assets of the fund.
[4]	All or a portion of this security was on loan. The total value of all such securities was $9,093,000, which represented .13% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 6/30/2024.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

[8]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

Refer to the notes to financial statements.

23	American Funds Insurance Series

New World Fund

Investment portfolio June 30, 2024	unaudited

Common stocks 91.00%	Shares	Value (000)
Information technology 16.46%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,555,269	$135,480
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,625	1,673
Microsoft Corp.	228,056	101,930
NVIDIA Corp.	465,601	57,520
Broadcom, Inc.	30,144	48,397
ASML Holding NV	35,752	36,885
Samsung Electronics Co., Ltd.	372,411	21,885
Synopsys, Inc.[1]	33,525	19,949
SK hynix, Inc.	115,019	19,506
Keyence Corp.	41,300	18,221
SAP SE	81,541	16,556
SAP SE (ADR)	5,124	1,033
Capgemini SE	62,869	12,453
ASM International NV	15,819	12,049
Tokyo Electron, Ltd.	44,500	9,772
Apple, Inc.	45,477	9,578
Coforge, Ltd.	110,380	7,234
Disco Corp.	16,100	6,169
MediaTek, Inc.	139,000	5,942
Applied Materials, Inc.	23,020	5,432
eMemory Technology, Inc.	65,000	5,110
E Ink Holdings, Inc.	597,000	4,656
TDK Corp.	63,700	3,893
Tata Consultancy Services, Ltd.	79,474	3,710
Globant SA1	18,965	3,381
EPAM Systems, Inc.[1]	16,583	3,119
Advantech Co., Ltd.	269,000	3,060
Wolfspeed, Inc.[1]	120,200	2,736
Micron Technology, Inc.	20,352	2,677
Oracle Corp.	9,736	1,375
NICE, Ltd. (ADR)[1]	7,618	1,310
Intel Corp.	41,006	1,270
Lasertec Corp.	4,572	1,033
Hamamatsu Photonics KK	35,400	955
Accenture PLC, Class A	3,145	954
Canva, Inc.[1,2,3]	385	411
		587,314

Financials 15.78%
Nu Holdings Ltd., Class A1	3,094,881	39,893
Banco Bilbao Vizcaya Argentaria, SA	3,402,208	33,941
AIA Group, Ltd.	4,696,600	31,847
PB Fintech, Ltd.[1]	1,727,215	28,861
Capitec Bank Holdings, Ltd.	182,361	26,341
Bank Central Asia Tbk PT	40,916,923	24,684
Bank Mandiri (Persero) Tbk PT	65,132,000	24,323
Mastercard, Inc., Class A	53,392	23,554
HDFC Bank, Ltd.	1,081,219	21,841
Kotak Mahindra Bank, Ltd.	978,081	21,037
Ping An Insurance (Group) Company of China, Ltd., Class H	3,843,044	17,475
Axis Bank, Ltd.	1,112,512	16,857
Cholamandalam Investment and Finance Co., Ltd.	941,517	15,994
XP, Inc., Class A	872,035	15,339
Visa, Inc., Class A	53,344	14,001
AU Small Finance Bank, Ltd.	1,677,617	13,476
Eurobank Ergasias Services and Holdings SA	5,452,369	11,805
Shriram Finance, Ltd.	325,656	11,352
B3 SA - Brasil, Bolsa, Balcao	5,866,855	10,747
ICICI Bank, Ltd. (ADR)	178,177	5,133
ICICI Bank, Ltd.	314,605	4,519
S&P Global, Inc.	18,291	8,158
Discovery, Ltd.	1,001,935	7,417

American Funds Insurance Series	24

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bank of the Philippine Islands	3,590,328	$7,295
Canara Bank	5,058,160	7,230
Bajaj Finserv, Ltd.	363,565	6,917
Power Finance Corp., Ltd.[1]	1,180,473	6,848
Grupo Financiero Banorte, SAB de CV, Series O	877,970	6,841
National Bank of Greece SA1	790,899	6,596
Hong Kong Exchanges and Clearing, Ltd.	205,400	6,544
Bajaj Finance, Ltd.	65,590	5,584
Aon PLC, Class A	18,358	5,390
Erste Group Bank AG	112,765	5,341
Commercial International Bank - Egypt (CIB) SAE (GDR)	2,383,296	3,547
Commercial International Bank - Egypt (CIB) SAE	719,163	1,159
HSBC Holdings PLC (GBP denominated)	515,437	4,461
REC, Ltd.	654,212	4,115
Bank Rakyat Indonesia (Persero) Tbk PT	13,813,800	3,854
Edenred SA	88,127	3,718
Alpha Services and Holdings SA1	2,252,753	3,678
BDO Unibank, Inc.	1,661,870	3,638
Bank of Baroda	1,100,331	3,629
Kaspi.kz JSC (ADR)	28,095	3,625
China Merchants Bank Co., Ltd., Class H	766,500	3,481
DBS Group Holdings, Ltd.	119,340	3,145
Brookfield Corp., Class A	71,275	2,961
Moody’s Corp.	7,024	2,957
Banco BTG Pactual SA, units	503,543	2,784
Akbank TAS	1,328,305	2,607
China Construction Bank Corp., Class H	3,240,000	2,393
BNP Paribas SA	36,217	2,321
Max Financial Services, Ltd.[1]	190,118	2,208
Jio Financial Services, Ltd.[1]	370,072	1,584
Bank of Ningbo Co., Ltd., Class A	437,700	1,329
East Money Information Co., Ltd., Class A	901,027	1,308
Haci Ömer Sabanci Holding AS	412,704	1,219
Prudential PLC	108,552	985
Emirates NBD Bank PJSC	196,305	881
Société Générale	31,778	742
TISCO Financial Group PCL, foreign registered shares	281,800	733
China Pacific Insurance (Group) Co., Ltd., Class H	255,200	622
Moscow Exchange MICEX-RTS PJSC[2]	438,203	—	[4]
Sberbank of Russia PJSC[2]	2,662,164	—	[4]
		562,865

Industrials 10.95%
Airbus SE, non-registered shares	303,101	41,793
International Container Terminal Services, Inc.	4,925,980	29,422
Safran SA	133,021	27,986
Techtronic Industries Co., Ltd.	1,517,000	17,322
Rumo SA	4,258,067	15,783
Copa Holdings, SA, Class A	164,342	15,642
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	869,119	13,595
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	9,248	1,441
Rolls-Royce Holdings PLC[1]	2,365,175	13,672
Larsen & Toubro, Ltd.	293,200	12,422
Shenzhen Inovance Technology Co., Ltd., Class A	1,581,274	11,162
Daikin Industries, Ltd.	76,600	10,582
Carrier Global Corp.	162,961	10,280
TransDigm Group, Inc.	7,771	9,928
Airports of Thailand PCL, foreign registered shares	6,283,500	9,870
General Electric Co.	61,193	9,728
Mitsui & Co., Ltd.	383,200	8,741
BAE Systems PLC	513,078	8,567
Contemporary Amperex Technology Co., Ltd., Class A	329,425	8,138

25	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares		Value (000)
Industrials (continued)
Schneider Electric SE	28,231		$6,736
IMCD NV	46,917		6,495
Wizz Air Holdings PLC[1]	214,193		6,058
Siemens AG	31,592		5,876
ZTO Express (Cayman), Inc., Class A (ADR)	278,207		5,773
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,194,123		5,768
Caterpillar, Inc.	16,719		5,569
Boeing Co.[1]	27,229		4,956
Grab Holdings, Ltd., Class A1	1,368,510		4,858
Thales SA	28,985		4,657
CCR SA, ordinary nominative shares	2,180,359		4,540
SMC Corp.	9,100		4,345
InPost SA1	239,071		4,195
DSV A/S	27,186		4,160
Jiangsu Hengli Hydraulic Co., Ltd., Class A	639,264		4,099
Interpump Group SpA	84,813		3,752
Ayala Corp.	371,770		3,686
Weichai Power Co., Ltd., Class H	976,000		1,860
Weichai Power Co., Ltd., Class A	780,400		1,745
MISUMI Group, Inc.	174,600		2,986
Bureau Veritas SA	102,855		2,839
Leonardo SpA	115,560		2,694
GT Capital Holdings, Inc.	218,150		2,304
Ingersoll-Rand, Inc.	24,129		2,192
SM Investments Corp.	154,590		2,186
Astra International Tbk PT	7,835,919		2,129
Shanghai International Airport Co., Ltd., Class A1	396,500		1,760
Hitachi, Ltd.	71,500		1,612
Epiroc AB, Class B	72,448		1,322
Embraer SA1	146,300		946
Centre Testing International Group Co., Ltd.	643,296		892
Legrand SA	8,580		855
Haitian International Holdings, Ltd.	197,146		562
Veralto Corp.	—	[4]	—	[4]
			390,481

Consumer discretionary 10.65%
MercadoLibre, Inc.[1]	33,577		55,180
LVMH Moët Hennessy-Louis Vuitton SE	48,128		36,960
Trip.com Group, Ltd. (ADR)[1]	609,981		28,669
Trip.com Group, Ltd.[1]	26,750		1,267
Midea Group Co., Ltd., Class A	2,275,068		20,202
Eicher Motors, Ltd.	312,279		17,455
Meituan, Class B1	1,209,700		17,139
Galaxy Entertainment Group, Ltd.	3,295,000		15,348
adidas AG	54,990		13,124
Compagnie Financière Richemont SA, Class A	75,839		11,836
BYD Co., Ltd., Class A1	178,108		6,119
BYD Co., Ltd., Class H	176,500		5,238
Jumbo SA	364,761		10,466
Titan Co., Ltd.	217,886		8,867
Maruti Suzuki India, Ltd.	60,040		8,637
H World Group, Ltd. (ADR)	251,137		8,368
H World Group, Ltd.	47,700		159
YUM! Brands, Inc.	60,957		8,074
Hilton Worldwide Holdings, Inc.	35,293		7,701
Shenzhou International Group Holdings, Ltd.	736,700		7,209
Evolution AB	63,993		6,669
Ferrari NV (EUR denominated)	15,419		6,304
Tesla, Inc.[1]	29,809		5,899
Hermès International	2,386		5,492
Naspers, Ltd., Class N	24,555		4,786

American Funds Insurance Series	26

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Sands China, Ltd.[1]	2,291,600	$4,774
Industria de Diseño Textil, SA	94,901	4,690
Alibaba Group Holding, Ltd. (ADR)	40,360	2,906
Alibaba Group Holding, Ltd.	168,672	1,516
TVS Motor Co., Ltd.	152,648	4,315
Amadeus IT Group SA, Class A, non-registered shares	61,547	4,096
Kering SA	10,404	3,782
Mahindra & Mahindra, Ltd.	109,980	3,767
Stellantis NV	163,669	3,219
Li Ning Co., Ltd.	1,266,655	2,679
Suzuki Motor Corp.	227,300	2,631
China Tourism Group Duty Free Corp., Ltd., Class H5	394,952	2,414
Airbnb, Inc., Class A1	15,833	2,401
Tube Investments of India, Ltd.	40,897	2,075
Aptiv PLC[1]	28,249	1,989
General Motors Co.	42,308	1,966
Bharat Forge, Ltd.	90,789	1,812
Melco Resorts & Entertainment, Ltd. (ADR)[1]	230,090	1,716
Booking Holdings, Inc.	382	1,513
NIKE, Inc., Class B	19,852	1,496
Renault SA	28,126	1,434
Shangri-La Asia, Ltd.	1,954,000	1,343
Magazine Luiza SA1	595,887	1,284
Inchcape PLC	101,227	953
Zhongsheng Group Holdings, Ltd.	518,500	757
Cyrela Brazil Realty SA, ordinary nominative shares	201,625	680
Gree Electric Appliances, Inc. of Zhuhai, Class A	116,846	631
		380,007

Health care 10.18%
Novo Nordisk AS, Class B	580,598	82,942
Eli Lilly and Co.	54,575	49,411
Max Healthcare Institute, Ltd.	3,456,744	38,870
AstraZeneca PLC	208,188	32,456
Thermo Fisher Scientific, Inc.	49,309	27,268
Laurus Labs, Ltd.	2,068,421	10,484
Abbott Laboratories	97,925	10,175
BeiGene, Ltd. (ADR)[1]	67,796	9,672
BeiGene, Ltd.[1]	42,200	463
Innovent Biologics, Inc.[1]	2,028,873	9,568
Danaher Corp.	36,009	8,997
Rede D’Or Sao Luiz SA	1,813,576	8,824
Jiangsu Hengrui Medicine Co., Ltd., Class A1	1,656,888	8,767
Aspen Pharmacare Holdings, Ltd.	545,396	6,995
EssilorLuxottica SA	28,897	6,200
Hypera SA, ordinary nominative shares	984,819	5,056
Revvity, Inc.	47,284	4,958
Mankind Pharma, Ltd.[1]	165,835	4,212
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	102,500	4,109
WuXi AppTec Co., Ltd., Class H	855,900	3,208
WuXi AppTec Co., Ltd., Class A	161,019	868
Zoetis, Inc., Class A	20,648	3,580
OdontoPrev SA	1,457,766	2,962
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	175,530	2,852
Zai Lab, Ltd. (ADR)[1,5]	156,069	2,705
Mettler-Toledo International, Inc.[1]	1,535	2,145
Siemens Healthineers AG	37,235	2,145
Align Technology, Inc.[1]	8,344	2,015
Alcon, Inc.	22,171	1,973
Legend Biotech Corp. (ADR)[1]	44,278	1,961
Illumina, Inc.[1]	14,693	1,534
Medtronic PLC	15,457	1,217
27	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares		Value (000)
Health care (continued)
Asahi Intecc Co., Ltd.	76,600		$1,078
Straumann Holding AG	8,668		1,067
Lupin, Ltd.[1]	49,541		963
Angelalign Technology, Inc.	88,406		643
WuXi Biologics (Cayman), Inc.[1]	298,500		438
Shandong Pharmaceutical Glass Co., Ltd., Class A	47,100		164
CanSino Biologics, Inc., Class H1,5	61,521		154
GRAIL, Inc.[1]	2,448		38
GE HealthCare Technologies, Inc.	—	[4]	—	[4]
			363,137

Communication services 8.75%
Tencent Holdings, Ltd.	1,621,251		76,946
Alphabet, Inc., Class A	162,765		29,647
Alphabet, Inc., Class C	146,286		26,832
Meta Platforms, Inc., Class A	108,267		54,590
Bharti Airtel, Ltd.	2,193,574		37,877
Bharti Airtel, Ltd., interim shares	61,951		773
NetEase, Inc.	1,057,400		20,188
NetEase, Inc. (ADR)	23,644		2,260
MTN Group, Ltd.	2,922,467		13,569
América Móvil, SAB de CV, Class B (ADR)	538,156		9,149
Telefónica, SA, non-registered shares	1,783,779		7,556
Netflix, Inc.[1]	10,302		6,953
Telkom Indonesia (Persero) Tbk PT, Class B	35,586,000		6,753
Indus Towers, Ltd.[1]	955,570		4,302
Singapore Telecommunications, Ltd.	1,876,100		3,794
Vodafone Group PLC	3,990,134		3,515
Informa PLC	186,372		2,018
Vodafone Idea, Ltd.[1]	8,957,264		1,910
JCDecaux SE1	75,052		1,469
TIM SA	498,106		1,415
Saudi Telecom Co., non-registered shares	44,520		445
			311,961

Consumer staples 6.75%
Kweichow Moutai Co., Ltd., Class A	195,370		39,403
ITC, Ltd.	4,563,649		23,157
Varun Beverages, Ltd.	953,627		18,554
Nestlé SA	142,447		14,541
Arca Continental, SAB de CV	1,112,766		10,912
Bunge Global SA	92,660		9,893
Monster Beverage Corp.[1]	192,453		9,613
JBS SA1	1,656,568		9,563
Constellation Brands, Inc., Class A	32,921		8,470
Avenue Supermarts, Ltd.[1]	149,667		8,465
Ajinomoto Co., Inc.	230,299		8,106
Carlsberg A/S, Class B	63,645		7,617
Dino Polska SA, non-registered shares[1]	63,165		6,353
Kao Corp.[5]	151,100		6,139
KT&G Corp.	90,585		5,792
Anheuser-Busch InBev SA/NV	92,550		5,346
British American Tobacco PLC	159,363		4,899
Budweiser Brewing Co., APAC, Ltd.	4,133,100		4,866
Shoprite Holdings, Ltd.	274,334		4,262
Pernod Ricard SA	29,727		4,045
United Spirits, Ltd.	255,890		3,919
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	2,027,176		3,507
Uni-Charm Corp.	109,300		3,502
Tsingtao Brewery Co., Ltd., Class H	475,634		3,169
Philip Morris International, Inc.	29,107		2,949
L’Oréal SA, non-registered shares	5,458		2,400

American Funds Insurance Series	28

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Dabur India, Ltd.	309,986	$2,234
WH Group, Ltd.	2,961,000	1,948
Danone SA	30,623	1,869
JD Health International, Inc.[1]	663,450	1,803
Barry Callebaut AG (Switzerland)	660	1,076
Wuliangye Yibin Co., Ltd., Class A1	47,971	845
Mondelez International, Inc., Class A	11,362	744
Reckitt Benckiser Group PLC	11,580	625
		240,586

Materials 6.36%
First Quantum Minerals, Ltd.	2,579,376	33,881
Freeport-McMoRan, Inc.	685,576	33,319
Linde PLC	46,332	20,331
Vale SA, ordinary nominative shares	737,869	8,213
Vale SA (ADR), ordinary nominative shares	559,941	6,254
APL Apollo Tubes, Ltd.	621,870	11,545
Jindal Steel & Power, Ltd.	774,403	9,655
Barrick Gold Corp.	574,012	9,575
Glencore PLC	1,562,596	8,910
Amcor PLC (CDI)	845,294	8,395
Sika AG	28,997	8,254
Grupo México, SAB de CV, Series B	1,467,800	7,895
Albemarle Corp.	62,894	6,008
Givaudan SA	1,257	5,963
Shin-Etsu Chemical Co., Ltd.	140,400	5,461
Southern Copper Corp.	48,648	5,241
Asian Paints, Ltd.	140,896	4,919
Tata Steel, Ltd.	2,361,679	4,910
Nutrien, Ltd. (CAD denominated)[5]	70,551	3,592
Zijin Mining Group Co., Ltd., Class H	1,526,000	3,194
Anhui Conch Cement Co., Ltd., Class H	1,185,000	2,822
Gerdau SA (ADR)	851,567	2,810
Loma Negra Compania Industrial Argentina SA (ADR)[1]	377,121	2,549
Shandong Sinocera Functional Material Co., Ltd., Class A	799,500	1,964
Arkema SA	22,359	1,933
Fresnillo PLC	266,535	1,896
DSM-Firmenich AG	14,805	1,667
BASF SE	31,883	1,541
CEMEX, SAB de CV (ADR), ordinary participation certificates, units	230,007	1,470
Akzo Nobel NV	24,034	1,461
Antofagasta PLC	45,109	1,196
OCI NV	2,725	67
Alrosa PJSC[2]	1,123,215	—	[4]
		226,891

Energy 2.43%
TotalEnergies SE	395,528	26,362
Reliance Industries, Ltd.	580,979	21,749
New Fortress Energy, Inc., Class A5	301,785	6,633
Exxon Mobil Corp.	55,370	6,374
Schlumberger NV	111,302	5,251
Cheniere Energy, Inc.	29,614	5,178
Chevron Corp.	32,824	5,134
Vista Energy, SAB de CV, Class A (ADR)[1]	64,664	2,941
Shell PLC (GBP denominated)	59,216	2,128
Borr Drilling, Ltd. (NOK denominated)	161,879	1,040
Borr Drilling, Ltd.[1]	156,383	1,009
Galp Energia, SGPS, SA, Class B	82,092	1,734
INPEX Corp.[5]	42,400	626
Saudi Arabian Oil Co.	54,835	405

29	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	18,657	$270
Gazprom PJSC[1,2]	945,858	—	[4]
Rosneft Oil Co. PJSC[2]	588,661	—	[4]
		86,834

Real estate 1.74%
Macrotech Developers, Ltd.	2,136,509	38,480
China Resources Mixc Lifestyle Services, Ltd.	1,720,200	5,697
Fibra Uno Administración REIT, SA de CV	4,598,444	5,650
KE Holdings, Inc., Class A (ADR)	339,115	4,799
CK Asset Holdings, Ltd.	923,500	3,457
American Tower Corp. REIT	9,397	1,827
ALLOS SA, ordinary nominative shares	390,474	1,475
Longfor Group Holdings, Ltd.	399,346	547
Ayala Land, Inc.	87,800	43
		61,975

Utilities 0.95%
ENN Energy Holdings, Ltd.	1,693,905	13,948
Equatorial Energia SA, ordinary nominative shares	1,824,334	10,016
Equatorial Energia SA, subscription receipts[1]	28,068	156
Power Grid Corporation of India, Ltd.	1,151,593	4,545
Engie SA	277,981	3,959
AES Corp.	79,278	1,393
		34,017
Total common stocks (cost: $2,188,853,000)		3,246,068

Preferred securities 0.69%
Financials 0.27%
Itaú Unibanco Holding SA (ADR), preferred nominative shares	1,367,365	7,985
Itaú Unibanco Holding SA, preferred nominative shares	301,179	1,746
		9,731

Real estate 0.17%
QuintoAndar, Ltd., Series E, preference shares[1,2,3]	32,657	4,780
QuintoAndar, Ltd., Series E-1, preference shares[1,2,3]	8,400	1,230
		6,010

Consumer discretionary 0.15%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	72,473	5,388
Getir BV, Series D, preferred shares[1,2,3]	7,768	—	[4]
		5,388
Information technology 0.10%
Samsung Electronics Co., Ltd., nonvoting preferred shares	78,747	3,616
Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	34	37
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	1	1
		3,654
Total preferred securities (cost: $30,556,000)		24,783

Rights & warrants 0.03%
Consumer discretionary 0.03%
Midea Group Co., Ltd., warrants, expire 3/19/2025[1,6]	128,407	1,140
Total rights & warrants (cost: $1,092,000)		1,140

American Funds Insurance Series	30

New World Fund (continued)

Convertible stocks 0.01%	Shares	Value (000)
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	$266
Total convertible stocks (cost: $286,000)		266

Bonds, notes & other debt instruments 3.45%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.92%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[6]	USD	200	165
Angola (Republic of) 9.50% 11/12/2025		400	407
Angola (Republic of) 8.25% 5/9/2028		900	848
Angola (Republic of) 8.00% 11/26/2029[6]		445	401
Angola (Republic of) 8.75% 4/14/2032[6]		280	248
Argentine Republic 1.00% 7/9/2029		32	18
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[7]		2,217	934
Argentine Republic 4.25% 1/9/2038 (5.00% on 7/9/2024)[7]		1,091	501
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[7]		2,454	959
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL	12,699	2,186
Brazil (Federative Republic of) 6.00% 5/15/2027[8]		27,282	4,826
Brazil (Federative Republic of) 10.00% 1/1/2031		4,628	748
Brazil (Federative Republic of) 6.00% 8/15/2032[8]		4,941	859
Brazil (Federative Republic of) 10.00% 1/1/2033		27,237	4,326
Brazil (Federative Republic of) 6.00% 8/15/2050[8]		5,525	932
Chile (Republic of) 5.30% 11/1/2037	CLP	480,000	471
Chile (Republic of) 4.34% 3/7/2042	USD	350	303
China (Peoples Republic of) 2.27% 5/25/2034	CNY	6,100	844
China (Peoples Republic of) 2.57% 5/20/2054		4,000	567
China (People’s Republic of), Series INBK, 2.89% 11/18/2031		27,780	4,014
China (People’s Republic of), Series INBK, 3.72% 4/12/2051		25,030	4,263
China (People’s Republic of), Series INBK, 3.12% 10/25/2052		9,500	1,472
Colombia (Republic of) 3.25% 4/22/2032	USD	700	538
Colombia (Republic of) 8.00% 11/14/2035		200	206
Colombia (Republic of) 5.20% 5/15/2049		755	534
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP	1,784,100	362
Colombia (Republic of), Series B, 13.25% 2/9/2033		1,734,800	476
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[8]		6,870	513
Colombia (Republic of), Series B, 9.25% 5/28/2042		4,013,400	807
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR	150	135
Czech Republic 1.95% 7/30/2037	CZK	17,900	593
Dominican Republic 8.625% 4/20/2027[6]	USD	575	596
Dominican Republic 5.50% 2/22/2029[6]		275	266
Dominican Republic 11.375% 7/6/2029	DOP	12,800	230
Dominican Republic 7.05% 2/3/2031[6]	USD	150	155
Dominican Republic 13.625% 2/3/2033	DOP	9,000	180
Dominican Republic 5.875% 1/30/2060	USD	1,725	1,468
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR	200	171
Egypt (Arab Republic of) 7.625% 5/29/2032	USD	200	164
Egypt (Arab Republic of) 8.50% 1/31/2047		400	297
Egypt (Arab Republic of) 8.875% 5/29/2050		755	577
Egypt (Arab Republic of) 8.15% 11/20/2059[6]		500	357
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024[9]		440	319
Gabonese Republic 7.00% 11/24/2031		950	717
Ghana (Republic of) 7.75% 4/7/2029[6,9]		1,125	576
Ghana (Republic of) 8.125% 3/26/2032[9]		1,280	660
Honduras (Republic of) 6.25% 1/19/2027		1,365	1,298
Honduras (Republic of) 5.625% 6/24/2030		283	242
Honduras (Republic of) 5.625% 6/24/2030[6]		281	240
Hungary (Republic of) 6.25% 9/22/2032[6]		330	341
Hungary (Republic of), Series A, 6.75% 10/22/2028	HUF	160,000	435
India (Republic of) 7.32% 11/13/2030	INR	39,150	476
India (Republic of) 6.54% 1/17/2032		81,680	952

31	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
India (Republic of) 7.18% 7/24/2037	INR	44,040	$535
Indonesia (Republic of) 6.625% 2/17/2037	USD	300	335
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	IDR	23,910,000	1,438
Indonesia (Republic of), Series 82, 7.00% 9/15/2030		12,900,000	788
Indonesia (Republic of), Series 91, 6.375% 4/15/2032		5,666,000	333
Indonesia (Republic of), Series 96, 7.00% 2/15/2033		27,200,000	1,654
Indonesia (Republic of), Series 100, 6.625% 2/15/2034		38,157,000	2,262
Indonesia (Republic of), Series 80, 7.50% 6/15/2035		8,552,000	540
Indonesia (Republic of), Series 98, 7.125% 6/15/2038		34,690,000	2,123
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR	3,430	725
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038		7,686	1,784
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040		2,200	450
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049		1,030	232
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050		1,821	377
Malaysia (Federation of), Series 022, 5.357% 5/15/2052		989	247
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD	940	957
Mongolia (State of) 4.45% 7/7/2031		300	253
Morocco (Kingdom of) 5.95% 3/8/2028[6]		255	256
Mozambique (Republic of) 9.00% 9/15/2031		1,300	1,079
Nigeria (Republic of) 7.625% 11/21/2025[6]		358	359
Nigeria (Republic of) 7.625% 11/21/2025		342	343
Oman (Sultanate of) 6.75% 1/17/2048		285	291
Panama (Republic of) 3.75% 4/17/2026		100	94
Panama (Republic of) 4.50% 4/16/2050		200	135
Panama (Republic of) 6.853% 3/28/2054		590	542
Panama (Republic of) 7.875% 3/1/2057		1,400	1,461
Panama (Republic of) 4.50% 1/19/2063		200	128
Paraguay (Republic of) 4.95% 4/28/2031		320	307
Peru (Republic of) 3.00% 1/15/2034		225	183
Peru (Republic of) 6.55% 3/14/2037		360	386
Peru (Republic of) 2.78% 12/1/2060		100	56
PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]		400	347
Philippines (Republic of) 6.375% 10/23/2034		145	159
Philippines (Republic of) 3.95% 1/20/2040		500	425
Poland (Republic of) 5.75% 4/25/2029	PLN	4,500	1,131
Poland (Republic of) 4.875% 10/4/2033	USD	560	547
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN	7,680	1,813
Poland (Republic of), Series 1033, 6.00% 10/25/2033		9,440	2,403
Romania 2.00% 1/28/2032	EUR	1,375	1,152
Romania 5.25% 5/30/2032		450	470
Romania 2.00% 4/14/2033		300	242
Romania 5.625% 5/30/2037		390	403
Romania 5.125% 6/15/2048[6]	USD	500	417
Saudi Arabia (Kingdom of) 5.00% 1/16/2034		710	698
Saudi Arabia (Kingdom of) 5.75% 1/16/2054		990	967
Senegal (Republic of) 4.75% 3/13/2028	EUR	600	595
South Africa (Republic of) 11.625% 3/31/2053	ZAR	9,182	490
South Africa (Republic of), Series R-213, 7.00% 2/28/2031		53,447	2,464
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032		11,495	551
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035		52,108	2,425
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040		32,571	1,412
Thailand (Kingdom of) 2.875% 12/17/2028	THB	15,532	431
Thailand (Kingdom of) 3.45% 6/17/2043		18,658	523
Turkey (Republic of) 12.60% 10/1/2025	TRY	40,595	938
Turkey (Republic of) 9.875% 1/15/2028	USD	200	220
Turkey (Republic of) 17.30% 7/19/2028	TRY	67,970	1,561
Turkey (Republic of) 11.875% 1/15/2030	USD	500	628
Turkey (Republic of) 4.875% 4/16/2043		655	465
Ukraine 7.75% 9/1/2029[9]		1,728	540
United Mexican States 4.75% 3/8/2044		800	644
United Mexican States 3.75% 4/19/2071		200	121

American Funds Insurance Series	32

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States, Series M, 7.50% 6/3/2027	MXN	16,460	$838
United Mexican States, Series M20, 8.50% 5/31/2029		34,418	1,772
United Mexican States, Series M, 7.75% 5/29/2031		73,381	3,578
United Mexican States, Series M, 7.50% 5/26/2033		38,770	1,825
United Mexican States, Series M, 7.75% 11/23/2034		38,324	1,804
United Mexican States, Series M30, 8.50% 11/18/2038		23,600	1,144
United Mexican States, Series M, 8.00% 7/31/2053		23,949	1,058
United Mexican States, Series S, 4.00% 10/29/2054[8]		15,685	718
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[9]	USD	75	11
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[9]		930	142
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[9]		805	115
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[9]		800	134
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[9]		180	29
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[9]		230	40
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[9]		65	10
			104,226

Corporate bonds, notes & loans 0.53%
Energy 0.13%
Oleoducto Central SA 4.00% 7/14/2027[6]		255	237
Oleoducto Central SA 4.00% 7/14/2027		200	185
Petrobras Global Finance BV 6.85% 6/5/2115		59	52
Petroleos Mexicanos 7.19% 9/12/2024	MXN	22,000	1,189
Petroleos Mexicanos 6.49% 1/23/2027	USD	2,585	2,483
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030		200	179
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[6]		630	446
			4,771

Materials 0.10%
Braskem Idesa SAPI 7.45% 11/15/2029		975	795
Braskem Idesa SAPI 7.45% 11/15/2029[6]		300	244
Braskem Netherlands Finance BV 8.50% 1/12/2031		600	613
Braskem Netherlands Finance BV 8.50% 1/12/2031[6]		355	363
CSN Resources SA 8.875% 12/5/2030[6]		400	398
Sasol Financing USA, LLC 8.75% 5/3/2029[3]		1,100	1,120
			3,533

Financials 0.09%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034
(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]		800	709
BBVA Bancomer SA 8.45% 6/29/2038
(5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[6,7]		340	351
CMB International Leasing Management, Ltd. 2.75% 8/12/2030		300	263
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds
(5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[6,7]		600	558
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[7]		600	650
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[7]		600	628
			3,159

Communication services 0.07%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN	13,710	730
América Móvil, SAB de CV 9.50% 1/27/2031		24,000	1,226
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD	357	237
PLDT, Inc. 2.50% 1/23/2031		210	177
Tencent Holdings, Ltd. 3.24% 6/3/2050[6]		380	249
			2,619

33	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities 0.05%
Aegea Finance SARL 9.00% 1/20/2031[6]	USD	275	$286
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[6]		270	235
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]		412	356
Eskom Holdings SOC, Ltd. 8.45% 8/10/2028		490	494
Greenko Dutch BV 3.85% 3/29/2026[6]		182	172
Greenko Dutch BV 3.85% 3/29/2026		182	172
			1,715

Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051		410	263
Meituan 3.05% 10/28/2030[6]		400	345
Melco Resorts Finance, Ltd. 7.625% 4/17/2032[6]		345	342
MercadoLibre, Inc. 3.125% 1/14/2031		400	339
Sands China, Ltd. 4.375% 6/18/2030		220	203
			1,492

Consumer staples 0.02%
NBM US Holdings, Inc. 7.00% 5/14/2026[3]		200	200
NBM US Holdings, Inc. 6.625% 8/6/2029[3]		420	416
			616

Industrials 0.02%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]		335	335
Mexico City Airport Trust 4.25% 10/31/2026		200	193
			528

Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030		480	433
Total corporate bonds, notes & loans			18,866
Total bonds, notes & other debt instruments (cost: $132,049,000)			123,092

Short-term securities 4.12%	Shares
Money market investments 3.88%
Capital Group Central Cash Fund 5.37%[10,11]	1,385,246	138,525

Money market investments purchased with collateral from securities on loan 0.19%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[10,12]	6,722,363	6,722
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[10,12]	6,889	7
		6,729

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.05%
Egypt (Arab Republic of) 3/18/2025	20.180%	EGP	48,550	856
Nigeria (Republic of) 2/11/2025	18.000	NGN	85,333	49
Nigeria (Republic of) 2/20/2025	17.782		113,775	65
Nigeria (Republic of) 2/25/2025	18.036		346,521	199

American Funds Insurance Series	34

New World Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Bills & notes of governments & government agencies outside the U.S. (continued)
Nigeria (Republic of) 3/6/2025	17.801%	NGN	389,048	$221
Nigeria (Republic of) 3/13/2025	17.900		151,700	86
Nigeria (Republic of) 3/27/2025	18.586		221,188	124
				1,600
Total short-term securities (cost: $146,928,000)				146,854

Total investment securities 99.30% (cost: $2,499,764,000)				3,542,203
Other assets less liabilities 0.70%				25,094
Net assets 100.00%				$3,567,297

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	115	10/3/2024	USD	23,485	$34
5 Year Euro-Bobl Futures	Long	17	9/10/2024		2,120	17
10 Year Euro-Bund Futures	Short	16	9/10/2024		(2,255)	(27)
10 Year Ultra U.S. Treasury Note Futures	Short	56	9/30/2024		(6,358)	(38)
20 Year U.S. Treasury Bond Futures	Long	4	9/30/2024		473	(6)
						$(20)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2024 (000)
USD	199	PLN	800	Barclays Bank PLC	7/1/2024	$—	[4]
PLN	800	USD	202	Barclays Bank PLC	7/1/2024	(4)
USD	1,058	CNH	7,653	UBS AG	7/9/2024	9
CNH	508	USD	70	HSBC Bank	7/9/2024	—	[4]
HUF	21,785	USD	59	BNP Paribas	7/9/2024	—	[4]
HUF	18,327	USD	49	Morgan Stanley	7/9/2024	—	[4]
HUF	425,110	USD	1,167	Standard Chartered Bank	7/9/2024	(15)
TRY	21,350	USD	637	Barclays Bank PLC	7/10/2024	9
USD	120	EUR	110	JPMorgan Chase	7/10/2024	2
USD	483	EUR	450	Barclays Bank PLC	7/10/2024	1
CZK	1,350	USD	58	Bank of America	7/10/2024	—	[4]
PLN	250	USD	62	Goldman Sachs	7/10/2024	—	[4]
USD	70	TRY	2,330	BNP Paribas	7/10/2024	(1)
PLN	2,169	USD	548	BNP Paribas	7/10/2024	(10)
USD	918	ZAR	17,141	Morgan Stanley	7/10/2024	(23)
CZK	20,535	USD	908	Standard Chartered Bank	7/10/2024	(30)
INR	6,595	USD	79	Bank of America	7/11/2024	—	[4]
USD	3,888	MYR	18,240	JPMorgan Chase	7/12/2024	20
USD	133	MYR	625	Standard Chartered Bank	7/12/2024	—	[4]
MYR	843	USD	179	JPMorgan Chase	7/12/2024	—	[4]
MXN	4,629	USD	261	Morgan Stanley	7/12/2024	(9)
USD	397	BRL	2,100	Citibank	7/15/2024	22

35	American Funds Insurance Series

New World Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2024 (000)
IDR	4,241,092	USD	258	HSBC Bank	7/15/2024	$1
MXN	4,200	USD	228	BNP Paribas	7/17/2024	1
MXN	15,876	USD	866	Goldman Sachs	7/17/2024	(1)
USD	1,620	MXN	30,285	Morgan Stanley	7/17/2024	(31)
EUR	156	USD	168	BNP Paribas	7/22/2024	(1)
USD	839	EUR	785	Barclays Bank PLC	7/22/2024	(3)
USD	759	ZAR	13,774	Goldman Sachs	7/24/2024	3
USD	870	EUR	810	Citibank	7/24/2024	2
USD	89	ZAR	1,605	Goldman Sachs	7/24/2024	2
USD	165	ZAR	2,995	Bank of New York Mellon	7/24/2024	1
CZK	13,725	USD	591	BNP Paribas	7/24/2024	(4)
USD	858	TRY	29,135	Barclays Bank PLC	7/24/2024	(9)
USD	80	THB	2,940	Citibank	7/25/2024	— [4]
USD	943	EUR	882	Morgan Stanley	7/25/2024	(2)
USD	36	CLP	33,408	Morgan Stanley	7/30/2024	— [4]
USD	124	IDR	2,028,485	Standard Chartered Bank	7/30/2024	— [4]
INR	29,292	USD	351	Standard Chartered Bank	7/30/2024	— [4]
USD	70	INR	5,840	Citibank	7/30/2024	— [4]
BRL	5,020	USD	910	Citibank	7/30/2024	(15)
BRL	6,610	USD	1,210	JPMorgan Chase	7/30/2024	(32)
PLN	800	USD	199	Barclays Bank PLC	8/5/2024	— [4]
USD	192	MXN	3,615	Barclays Bank PLC	9/20/2024	(3)
TRY	20,295	USD	516	Barclays Bank PLC	9/23/2024	49
USD	579	MXN	10,570	Citibank	9/27/2024	9
USD	838	MXN	15,605	Morgan Stanley	9/27/2024	(2)
						$(64)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2024 (000)	(received) (000)	at 6/30/2024 (000)
4.82%	Annual	6-month PLN-WIBOR	Semi-annual	1/29/2027	PLN	2,560	$(6)	$—	$(6)
9.7175%	28-day	28-day MXN-TIIE	28-day	6/15/2029	MXN	7,650	3	—	3
9.5995%	28-day	28-day MXN-TIIE	28-day	6/21/2029	MXN	20,349	3	—	3
SOFR	Annual	3.8835%	Annual	6/28/2034	USD	334	1	—	1
							$1	$—	$1

Bilateral interest rate swaps

Receive		Pay				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)		6/30/2024 (000)	(received) (000)	at 6/30/2024 (000)
10.568657%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2025	BRL	6,315	$(9)	$—	$(9)
11.5675%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL	6,045	(7)	—	(7)
11.91%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	3,508	(7)	—	(7)

American Funds Insurance Series	36

New World Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Bilateral interest rate swaps (continued)

Receive		Pay				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)		6/30/2024 (000)	(received) (000)	at 6/30/2024 (000)
10.8091233%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	4,534	$(56)	$—	$(56)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	5,311	(90)	—	(90)
11.2144181%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL	2,233	(28)	—	(28)
								$(197)	$—	$(197)

Investments in affiliates11

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.88%
Money market investments 3.88%
Capital Group Central Cash Fund 5.37%[10]	$135,440	$455,568	$452,493	$19	$(9)	$138,525	$4,142

Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)		Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[1,2]	5/26/2021	$5,258	$4,780		.13%
QuintoAndar, Ltd., Series E-1, preference shares[1,2]	12/20/2021	1,716	1,230		.04
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	1,113	1,120		.03
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	407	416		.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	194	200		.01
Canva, Inc.[1,2]	8/26/2021-11/4/2021	656	411		.01
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	58	37		.00	[13]
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	2	1		.00	[13]
Getir BV, Series D, preferred shares[1,2]	5/27/2021	3,500	—	[4]	.00	[13]
Total		$12,904	$8,195		.23%
37	American Funds Insurance Series

New World Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.

[3]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $8,195,000, which represented .23% of the net assets of the fund.
[4]	Amount less than one thousand.
[5]	All or a portion of this security was on loan. The total value of all such securities was $14,933,000, which represented .42% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,781,000, which represented .30% of the net assets of the fund.
[7]	Step bond; coupon rate may change at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 6/30/2024.
[11]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DOP = Dominican pesos

EGP = Egyptian pounds

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

MXN = Mexican pesos

MYR = Malaysian ringgits

NGN = Nigerian naira

NOK = Norwegian kroner

PLN = Polish zloty

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

USD = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	38

Washington Mutual Investors Fund

Investment portfolio June 30, 2024	unaudited

Common stocks 96.00%	Shares	Value (000)
Information technology 21.86%
Broadcom, Inc.	435,470	$699,160
Microsoft Corp.	1,538,699	687,722
Apple, Inc.	1,123,388	236,608
ASML Holding NV (ADR)	164,238	167,971
Applied Materials, Inc.	399,451	94,267
SAP SE (ADR)	462,757	93,343
Motorola Solutions, Inc.	158,697	61,265
Oracle Corp.	351,403	49,618
NVIDIA Corp.	391,250	48,335
KLA Corp.	53,955	44,486
Texas Instruments, Inc.	202,747	39,440
Intel Corp.	1,081,737	33,501
Synopsys, Inc.[1]	43,818	26,074
ASM International NV (ADR)	28,085	21,460
Accenture PLC, Class A	68,718	20,850
Salesforce, Inc.	77,101	19,823
Cadence Design Systems, Inc.[1]	41,414	12,745
NetApp, Inc.	95,194	12,261
Analog Devices, Inc.	26,645	6,082
		2,375,011

Health care 15.59%
Eli Lilly and Co.	367,975	333,157
UnitedHealth Group, Inc.	635,126	323,444
AbbVie, Inc.	939,446	161,134
AstraZeneca PLC (ADR)	1,418,825	110,654
Abbott Laboratories	853,882	88,727
CVS Health Corp.	1,465,059	86,527
Gilead Sciences, Inc.	1,259,365	86,405
Danaher Corp.	296,600	74,106
Vertex Pharmaceuticals, Inc.[1]	156,991	73,585
Merck & Co., Inc.	543,888	67,333
Elevance Health, Inc.	101,066	54,764
Pfizer, Inc.	1,884,841	52,738
Amgen, Inc.	140,500	43,899
Novo Nordisk AS, Class B (ADR)	237,042	33,835
Humana, Inc.	83,622	31,245
Bristol-Myers Squibb Co.	718,110	29,823
Johnson & Johnson	128,490	18,780
Molina Healthcare, Inc.[1]	31,097	9,245
Zoetis, Inc., Class A	49,598	8,598
Regeneron Pharmaceuticals, Inc.[1]	6,091	6,402
		1,694,401

Financials 15.48%
Marsh & McLennan Companies, Inc.	1,172,805	247,133
JPMorgan Chase & Co.	869,645	175,894
Visa, Inc., Class A	433,679	113,828
BlackRock, Inc.	135,304	106,528
Mastercard, Inc., Class A	224,767	99,158
Chubb, Ltd.	358,050	91,331
Blackstone, Inc.	640,871	79,340
KKR & Co., Inc.	748,264	78,747
Wells Fargo & Co.	1,320,787	78,442
CME Group, Inc., Class A	366,656	72,085
Discover Financial Services	430,110	56,263
Arthur J. Gallagher & Co.	210,691	54,634
Morgan Stanley	527,975	51,314
Apollo Asset Management, Inc.	421,124	49,722
Capital One Financial Corp.	327,672	45,366
S&P Global, Inc.	91,216	40,682
Aon PLC, Class A	103,858	30,491

39	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bank of America Corp.	728,984	$28,992
Truist Financial Corp.	681,651	26,482
Intercontinental Exchange, Inc.	191,725	26,245
American Express Co.	85,165	19,720
Brookfield Asset Management, Ltd., Class A	493,148	18,764
Goldman Sachs Group, Inc.	38,770	17,536
Fifth Third Bancorp	457,601	16,698
Nasdaq, Inc.	244,038	14,706
Canadian Imperial Bank of Commerce	290,915	13,830
Carlyle Group, Inc. (The)	287,865	11,558
PNC Financial Services Group, Inc.	71,969	11,190
MSCI, Inc.	10,656	5,134
		1,681,813

Industrials 10.73%
RTX Corp.	1,260,932	126,585
General Electric Co.	777,220	123,555
Caterpillar, Inc.	340,993	113,585
Northrop Grumman Corp.	225,609	98,354
Union Pacific Corp.	330,872	74,863
Paychex, Inc.	519,589	61,602
L3Harris Technologies, Inc.	243,427	54,669
CSX Corp.	1,494,108	49,978
Equifax, Inc.	170,599	41,363
ABB, Ltd. (ADR)	675,987	37,659
Johnson Controls International PLC	550,553	36,595
Boeing Co.[1]	197,303	35,911
Carrier Global Corp.	526,468	33,210
Deere & Co.	63,329	23,662
PACCAR, Inc.	217,238	22,363
FedEx Corp.	72,386	21,704
BAE Systems PLC (ADR)	287,080	19,191
Ingersoll-Rand, Inc.	198,747	18,054
Waste Connections, Inc.	101,840	17,859
Southwest Airlines Co.	602,398	17,235
3M Co.	153,046	15,640
Delta Air Lines, Inc.	321,899	15,271
TransUnion	191,637	14,212
Veralto Corp.	147,987	14,128
Republic Services, Inc.	71,086	13,815
Waste Management, Inc.	56,915	12,142
HEICO Corp.	46,818	10,469
Honeywell International, Inc.	46,268	9,880
Broadridge Financial Solutions, Inc.	47,192	9,297
United Parcel Service, Inc., Class B	66,914	9,157
Lockheed Martin Corp.	18,718	8,743
Lennox International, Inc.	8,982	4,805
		1,165,556

Consumer staples 7.87%
Philip Morris International, Inc.	1,984,592	201,099
Keurig Dr Pepper, Inc.	3,298,857	110,182
Constellation Brands, Inc., Class A	380,100	97,792
Altria Group, Inc.	1,226,579	55,871
Procter & Gamble Co.	290,365	47,887
Mondelez International, Inc., Class A	697,782	45,663
Dollar General Corp.	338,252	44,727
Target Corp.	238,143	35,255
Kraft Heinz Co. (The)	1,021,784	32,922
Costco Wholesale Corp.	33,105	28,139
General Mills, Inc.	362,380	22,924
Sysco Corp.	308,324	22,011

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
British American Tobacco PLC (ADR)	701,402	$21,694
Church & Dwight Co., Inc.	189,242	19,620
Danone (ADR)	1,594,470	19,548
Kimberly-Clark Corp.	100,074	13,830
Nestlé SA (ADR)	127,701	13,083
Bunge Global SA	80,582	8,604
Kenvue, Inc.	391,528	7,118
Reckitt Benckiser Group PLC (ADR)	645,548	7,062
		855,031

Consumer discretionary 6.34%
Home Depot, Inc.	382,694	131,738
YUM! Brands, Inc.	928,961	123,050
Darden Restaurants, Inc.	472,453	71,492
Royal Caribbean Cruises, Ltd.[1]	438,724	69,946
General Motors Co.	1,156,695	53,740
TJX Companies, Inc.	345,160	38,002
McDonald’s Corp.	146,543	37,345
Tractor Supply Co.	109,274	29,504
NIKE, Inc., Class B	388,859	29,308
Marriott International, Inc., Class A	97,630	23,604
Vail Resorts, Inc.	110,037	19,821
D.R. Horton, Inc.	117,911	16,617
Starbucks Corp.	189,822	14,778
Lennar Corp., Class A	62,894	9,426
Chipotle Mexican Grill, Inc.[1]	130,550	8,179
Amazon.com, Inc.[1]	33,975	6,566
Polaris, Inc.	52,835	4,137
Advance Auto Parts, Inc.	31,181	1,975
		689,228

Communication services 5.27%
Alphabet, Inc., Class C	971,985	178,282
Alphabet, Inc., Class A	417,657	76,076
Comcast Corp., Class A	4,890,481	191,511
Meta Platforms, Inc., Class A	141,343	71,268
Electronic Arts, Inc.	123,936	17,268
Verizon Communications, Inc.	407,342	16,799
Walt Disney Co. (The)	157,832	15,671
Deutsche Telekom AG (ADR)	236,620	5,960
		572,835

Energy 4.87%
Exxon Mobil Corp.	1,169,736	134,660
EOG Resources, Inc.	863,963	108,747
Canadian Natural Resources, Ltd.	2,217,826	78,955
Chevron Corp.	433,717	67,842
Halliburton Co.	1,855,073	62,664
Schlumberger NV	794,578	37,488
TC Energy Corp.	538,275	20,401
ConocoPhillips	122,350	13,994
HF Sinclair Corp.	93,211	4,972
		529,723

Utilities 3.27%
Sempra	1,149,215	87,409
Constellation Energy Corp.	423,180	84,750
Southern Co. (The)	921,284	71,464
FirstEnergy Corp.	1,404,723	53,759
Public Service Enterprise Group, Inc.	265,164	19,543

41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
CenterPoint Energy, Inc.	539,250	$16,706
Entergy Corp.	119,743	12,812
NextEra Energy, Inc.	125,161	8,863
		355,306

Materials 2.62%
Linde PLC	172,994	75,912
Celanese Corp.	462,269	62,355
Corteva, Inc.	712,123	38,412
Wheaton Precious Metals Corp.	432,077	22,650
Nucor Corp.	119,279	18,856
Rio Tinto PLC (ADR)	271,564	17,904
LyondellBasell Industries NV	155,020	14,829
Freeport-McMoRan, Inc.	271,830	13,211
Mosaic Co.	362,193	10,467
H.B. Fuller Co.	90,381	6,956
Royal Gold, Inc.	28,262	3,537
		285,089

Real estate 2.10%
Welltower, Inc. REIT	848,714	88,479
Extra Space Storage, Inc. REIT	416,185	64,679
Equinix, Inc. REIT	42,576	32,213
American Tower Corp. REIT	120,641	23,450
Prologis, Inc. REIT	174,167	19,561
		228,382
Total common stocks (cost: $6,949,928,000)		10,432,375

Convertible stocks 0.03%
Financials 0.03%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	3,543
Total convertible stocks (cost: $2,700,000)		3,543

Short-term securities 3.86%
Money market investments 3.86%
Capital Group Central Cash Fund 5.37%[2,3]	4,192,299	419,230
Total short-term securities (cost: $419,195,000)		419,230

Total investment securities 99.89% (cost: $7,371,823,000)		10,855,148
Other assets less liabilities 0.11%		12,216
Net assets 100.00%		$10,867,364

Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.86%
Money market investments 3.86%
Capital Group Central Cash Fund 5.37%[2]	$329,850	$819,532	$730,158	$(5)	$11	$419,230	$9,616

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)

Investments in affiliates3 (continued)

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)		Value at 6/30/2024 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.37%[2]	$629	$	$629	[4]	$	$		$—	$—	[5]
Total 3.86%					$(5)		$11	$419,230	$9,616

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 6/30/2024.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Represents net activity. Refer to Note 5 for more information on securities lending.
[5]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

43	American Funds Insurance Series

Capital World Growth and Income Fund

Investment portfolio June 30, 2024	unaudited

Common stocks 96.16%	Shares	Value (000)
Information technology 22.51%
Broadcom, Inc.	50,340	$80,822
Microsoft Corp.	171,149	76,495
Taiwan Semiconductor Manufacturing Co., Ltd.	2,168,772	64,502
Apple, Inc.	177,479	37,381
ASML Holding NV	26,498	27,338
ASML Holding NV (ADR)	9,561	9,778
NVIDIA Corp.	134,641	16,633
Tokyo Electron, Ltd.	60,100	13,198
Capgemini SE	53,910	10,678
Salesforce, Inc.	35,935	9,239
Samsung Electronics Co., Ltd.	139,329	8,188
Texas Instruments, Inc.	39,595	7,702
Accenture PLC, Class A	24,623	7,471
MediaTek, Inc.	119,094	5,091
Applied Materials, Inc.	19,589	4,623
Dell Technologies, Inc., Class C	33,347	4,599
Oracle Corp.	30,909	4,364
Micron Technology, Inc.	32,523	4,278
Shopify, Inc., Class A, subordinate voting shares[1]	63,344	4,184
EPAM Systems, Inc.[1]	21,455	4,036
Seagate Technology Holdings PLC	35,575	3,674
Intel Corp.	114,111	3,534
Keyence Corp.	7,800	3,441
Synopsys, Inc.[1]	5,182	3,084
Arista Networks, Inc.[1]	7,827	2,743
SAP SE	11,663	2,368
GlobalWafers Co., Ltd.	126,000	2,084
Constellation Software, Inc.	613	1,766
Elastic NV, non-registered shares[1]	12,667	1,443
Advantech Co., Ltd.	95,098	1,082
Fujitsu, Ltd.	63,800	1,002
Delta Electronics, Inc.	74,000	879
International Business Machines Corp.	4,903	848
Disco Corp.	2,100	805
Wolfspeed, Inc.[1]	12,732	290
		429,643

Industrials 13.68%
General Electric Co.	173,170	27,529
Airbus SE, non-registered shares	127,270	17,549
BAE Systems PLC	834,872	13,940
Carrier Global Corp.	216,587	13,662
Safran SA	60,205	12,666
Siemens AG	61,723	11,480
Mitsui & Co., Ltd.	408,600	9,321
Mitsui & Co., Ltd.	41,600	949
RTX Corp.	101,266	10,166
Recruit Holdings Co., Ltd.	182,750	9,835
TransDigm Group, Inc.	7,556	9,654
Melrose Industries PLC	1,375,832	9,608
Eaton Corp. PLC	26,824	8,411
Leonardo SpA	354,678	8,267
Deere & Co.	19,834	7,411
Ryanair Holdings PLC (ADR)	59,213	6,895
Boeing Co.[1]	37,750	6,871
Bureau Veritas SA	232,210	6,409
Caterpillar, Inc.	17,240	5,743
Techtronic Industries Co., Ltd.	476,500	5,441
Compagnie de Saint-Gobain SA, non-registered shares	67,985	5,265
Lockheed Martin Corp.	10,779	5,035
L3Harris Technologies, Inc.	15,314	3,439
RELX PLC	71,705	3,287

American Funds Insurance Series	44

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Volvo AB, Class B	126,472	$3,244
Deutsche Post AG	80,029	3,238
Rolls-Royce Holdings PLC[1]	552,955	3,196
Schneider Electric SE	11,854	2,828
Daikin Industries, Ltd.	19,800	2,735
International Consolidated Airlines Group SA (CDI)[1]	1,302,671	2,675
Dayforce, Inc.[1]	49,127	2,437
ITOCHU Corp.	46,800	2,296
Weir Group PLC (The)	86,187	2,150
Thales SA	12,370	1,988
MTU Aero Engines AG	7,528	1,925
United Rentals, Inc.	2,973	1,923
Bunzl PLC	44,896	1,703
CSX Corp.	45,377	1,518
Rentokil Initial PLC	222,930	1,300
GE Vernova, Inc.[1]	7,149	1,226
SMC Corp.	2,500	1,194
Kingspan Group PLC	12,412	1,052
SS&C Technologies Holdings, Inc.	16,252	1,018
Grupo Aeroportuario del Sureste, SAB de CV, Class B	26,165	788
SECOM Co., Ltd.	10,900	646
Astra International Tbk PT	2,146,900	583
Ingersoll-Rand, Inc.	5,745	522
Brenntag SE	1,098	74
		261,092

Health care 13.21%
Eli Lilly and Co.	39,780	36,016
Novo Nordisk AS, Class B	234,352	33,479
UnitedHealth Group, Inc.	56,514	28,780
Abbott Laboratories	203,136	21,108
Vertex Pharmaceuticals, Inc.[1]	44,260	20,746
AstraZeneca PLC	96,049	14,974
Stryker Corp.	31,998	10,887
Gilead Sciences, Inc.	138,933	9,532
Daiichi Sankyo Co., Ltd.	269,100	9,401
Sanofi	89,875	8,639
Molina Healthcare, Inc.[1]	22,717	6,754
Takeda Pharmaceutical Co., Ltd.	256,800	6,661
Novartis AG	60,188	6,448
AbbVie, Inc.	33,290	5,710
DexCom, Inc.[1]	40,592	4,602
GE HealthCare Technologies, Inc.	57,427	4,475
Thermo Fisher Scientific, Inc.	7,382	4,082
Medtronic PLC	32,888	2,589
Catalent, Inc.[1]	45,413	2,554
EssilorLuxottica SA	11,405	2,447
Zoetis, Inc., Class A	12,305	2,133
Siemens Healthineers AG	35,861	2,066
Coloplast AS, Class B	12,236	1,469
Centene Corp.[1]	21,998	1,458
Insulet Corp.[1]	6,786	1,369
Lonza Group AG	2,155	1,171
Eurofins Scientific SE, non-registered shares	19,671	978
CVS Health Corp.	9,959	588
Rede D’Or Sao Luiz SA	101,720	495
agilon health, Inc.[1]	63,086	413
		252,024

45	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials 11.02%
Zurich Insurance Group AG	30,524	$16,239
ING Groep NV	744,643	12,759
Chubb, Ltd.	43,365	11,062
JPMorgan Chase & Co.	46,855	9,477
Mastercard, Inc., Class A	20,655	9,112
Blackstone, Inc.	73,130	9,054
Banco Bilbao Vizcaya Argentaria, SA	818,024	8,161
HSBC Holdings PLC (GBP denominated)	716,873	6,204
HSBC Holdings PLC (HKD denominated)	138,400	1,212
AIA Group, Ltd.	955,399	6,479
AXA SA	179,365	5,906
Axis Bank, Ltd.	379,876	5,756
Arthur J. Gallagher & Co.	17,889	4,639
KKR & Co., Inc.	43,223	4,549
B3 SA - Brasil, Bolsa, Balcao	2,460,132	4,506
HDFC Life Insurance Co., Ltd.	621,014	4,428
HDFC Bank, Ltd.	178,714	3,610
HDFC Bank, Ltd. (ADR)	8,872	571
Aon PLC, Class A	13,554	3,979
Capital One Financial Corp.	27,258	3,774
Ping An Insurance (Group) Company of China, Ltd., Class H	781,000	3,551
Ping An Insurance (Group) Company of China, Ltd., Class A	18,400	105
NatWest Group PLC	930,361	3,649
Blue Owl Capital, Inc., Class A	204,326	3,627
Fairfax Financial Holdings, Ltd., subordinate voting shares	3,132	3,563
Postal Savings Bank of China Co., Ltd., Class H	5,854,383	3,433
American Express Co.	14,701	3,404
Apollo Asset Management, Inc.	28,473	3,362
Discover Financial Services	25,029	3,274
Kotak Mahindra Bank, Ltd.	143,815	3,093
BNP Paribas SA	44,512	2,852
Visa, Inc., Class A	10,664	2,799
Wells Fargo & Co.	45,216	2,685
Great-West Lifeco, Inc.	91,872	2,680
Bank Rakyat Indonesia (Persero) Tbk PT	8,751,700	2,442
Münchener Rückversicherungs-Gesellschaft AG	4,875	2,438
Israel Discount Bank, Ltd., Class A	454,371	2,266
Bank Central Asia Tbk PT	3,681,200	2,221
FinecoBank SpA	141,544	2,109
Macquarie Group, Ltd.	15,393	2,100
KB Financial Group, Inc.	33,776	1,915
American International Group, Inc.	24,248	1,800
National Bank of Canada	22,570	1,790
China Merchants Bank Co., Ltd., Class H	234,403	1,065
China Merchants Bank Co., Ltd., Class A	145,600	684
Erste Group Bank AG	34,929	1,654
XP, Inc., Class A	88,940	1,564
Bank Mandiri (Persero) Tbk PT	3,925,900	1,466
Power Corporation of Canada, subordinate voting shares[2]	52,719	1,465
Marsh & McLennan Companies, Inc.	6,884	1,451
CVC Capital Partners PLC[1]	67,541	1,239
MSCI, Inc.	2,543	1,225
Danske Bank AS	39,713	1,182
Citigroup, Inc.	18,192	1,154
Aegon, Ltd.	177,180	1,094
Brookfield Asset Management, Ltd., Class A (CAD denominated)	26,298	1,001
Goldman Sachs Group, Inc.	1,822	824
Bajaj Finance, Ltd.	7,541	642
Sberbank of Russia PJSC[3]	3,196,952	—	[4]
		210,345

American Funds Insurance Series	46

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares		Value (000)
Consumer discretionary 9.19%
Amazon.com, Inc.[1]	132,783		$25,660
LVMH Moët Hennessy-Louis Vuitton SE	24,232		18,609
Home Depot, Inc.	48,564		16,718
Booking Holdings, Inc.	2,531		10,027
Trip.com Group, Ltd. (ADR)[1]	206,249		9,694
Industria de Diseño Textil, SA	189,252		9,352
Restaurant Brands International, Inc.	69,860		4,916
Restaurant Brands International, Inc. (CAD denominated)	38,571		2,718
Flutter Entertainment PLC[1]	41,108		7,496
Chipotle Mexican Grill, Inc.[1]	99,400		6,227
Marriott International, Inc., Class A	25,570		6,182
Compagnie Financière Richemont SA, Class A	38,574		6,020
NEXT PLC	51,114		5,845
Hyundai Motor Co.	23,980		5,114
YUM! Brands, Inc.	31,906		4,226
McDonald’s Corp.	16,292		4,152
Shimano, Inc.[2]	17,400		2,696
Evolution AB	24,917		2,597
Stellantis NV	127,173		2,503
MercadoLibre, Inc.[1]	1,521		2,500
Tesla, Inc.[1]	12,442		2,462
Royal Caribbean Cruises, Ltd.[1]	15,147		2,415
Kering SA	5,944		2,161
Moncler SpA	34,379		2,105
Pan Pacific International Holdings Corp.	81,900		1,922
adidas AG	7,091		1,692
InterContinental Hotels Group PLC	15,358		1,610
Sands China, Ltd.[1]	764,400		1,593
General Motors Co.	31,512		1,464
Aristocrat Leisure, Ltd.	36,438		1,205
Las Vegas Sands Corp.	21,493		951
Entain PLC	103,633		820
Wynn Macau, Ltd.	834,000		684
Ferrari NV (EUR denominated)	1,301		532
Sony Group Corp.	6,200		527
Dowlais Group PLC	—	[4]	—	[4]
			175,395

Communication services 6.68%
Alphabet, Inc., Class C	130,227		23,886
Alphabet, Inc., Class A	72,880		13,275
Meta Platforms, Inc., Class A	48,079		24,242
Publicis Groupe SA	114,921		12,181
Netflix, Inc.[1]	15,278		10,311
NetEase, Inc.	311,500		5,947
NetEase, Inc. (ADR)	13,425		1,283
Universal Music Group NV	210,590		6,243
Bharti Airtel, Ltd.	345,588		5,967
Bharti Airtel, Ltd., interim shares	13,994		175
Comcast Corp., Class A	136,481		5,345
SoftBank Corp.	329,385		4,030
Tencent Holdings, Ltd.	78,300		3,716
Deutsche Telekom AG	144,036		3,623
Singapore Telecommunications, Ltd.	1,438,100		2,909
Take-Two Interactive Software, Inc.[1]	17,222		2,678
Omnicom Group, Inc.	19,663		1,764
			127,575

47	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples 6.18%
Philip Morris International, Inc.	300,926	$30,493
Nestlé SA	134,826	13,763
Imperial Brands PLC	336,266	8,610
Kroger Co.	157,324	7,855
Bunge Global SA	51,036	5,449
Ajinomoto Co., Inc.	153,000	5,385
British American Tobacco PLC	140,809	4,329
Keurig Dr Pepper, Inc.	127,136	4,246
Kweichow Moutai Co., Ltd., Class A	19,600	3,953
Danone SA	61,298	3,741
Constellation Brands, Inc., Class A	13,364	3,438
JBS SA1	533,566	3,080
Sysco Corp.	42,308	3,020
Ocado Group PLC[1]	817,690	2,990
Treasury Wine Estates, Ltd.	343,961	2,852
Arca Continental, SAB de CV	282,079	2,766
ITC, Ltd.	541,438	2,747
Seven & i Holdings Co., Ltd.	215,440	2,624
Suntory Beverage & Food, Ltd.	56,700	2,013
Kao Corp.[2]	32,400	1,317
Costco Wholesale Corp.	1,243	1,057
Mondelez International, Inc., Class A	14,878	974
Dollar Tree Stores, Inc.[1]	5,329	569
Altria Group, Inc.	11,175	509
Wilmar International, Ltd.	35,100	80
		117,860

Materials 6.05%
Glencore PLC	2,849,371	16,247
Freeport-McMoRan, Inc.	327,305	15,907
Fortescue, Ltd.	792,950	11,328
Air Products and Chemicals, Inc.	43,571	11,243
Rio Tinto PLC	155,591	10,242
Vale SA, ordinary nominative shares	583,989	6,500
Vale SA (ADR), ordinary nominative shares	151,651	1,694
Linde PLC	11,518	5,054
First Quantum Minerals, Ltd.	380,583	4,999
Anglo American PLC	141,821	4,461
Ivanhoe Mines, Ltd., Class A1	303,878	3,921
BHP Group, Ltd. (CDI)	104,402	2,990
Air Liquide SA	10,153	1,748
Air Liquide SA, bonus shares	7,036	1,211
Heidelberg Materials AG, non-registered shares	28,282	2,931
Smurfit Kappa Group PLC	65,438	2,909
Shin-Etsu Chemical Co., Ltd.	58,100	2,260
Albemarle Corp.	22,528	2,152
Barrick Gold Corp. (CAD denominated)	109,694	1,830
Akzo Nobel NV	21,947	1,334
Lundin Mining Corp.	106,116	1,181
Southern Copper Corp.	10,955	1,180
Antofagasta PLC	39,354	1,044
Evonik Industries AG	36,190	738
Grupo México, SAB de CV, Series B	83,500	449
		115,553

Energy 5.01%
Canadian Natural Resources, Ltd. (CAD denominated)	609,316	21,704
EOG Resources, Inc.	99,862	12,570
TC Energy Corp. (CAD denominated)[2]	241,962	9,172
Cameco Corp. (CAD denominated)	135,714	6,677
Cameco Corp.	41,372	2,036
Tourmaline Oil Corp.	132,146	5,994

American Funds Insurance Series	48

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Shell PLC (GBP denominated)	142,852	$5,134
Cenovus Energy, Inc. (CAD denominated)	210,158	4,131
Reliance Industries, Ltd.	95,763	3,585
Exxon Mobil Corp.	29,493	3,395
BP PLC	546,050	3,290
TotalEnergies SE	48,330	3,221
Suncor Energy, Inc.	73,457	2,800
ConocoPhillips	23,851	2,728
Baker Hughes Co., Class A	68,847	2,421
Schlumberger NV	45,084	2,127
Neste OYJ	94,722	1,680
MEG Energy Corp.[1]	69,541	1,488
Aker BP ASA	53,967	1,375
Gazprom PJSC[1,3]	2,248,304	—	[4]
		95,528

Utilities 2.00%
Constellation Energy Corp.	31,259	6,260
DTE Energy Co.	47,424	5,265
E.ON SE	372,508	4,882
Engie SA	307,828	4,384
Iberdrola, SA, non-registered shares	232,420	3,015
China Resources Gas Group, Ltd.	830,832	2,912
Dominion Energy, Inc.	44,838	2,197
Duke Energy Corp.	19,966	2,001
FirstEnergy Corp.	49,207	1,883
NextEra Energy, Inc.	18,050	1,278
AES Corp.	72,359	1,271
ENN Energy Holdings, Ltd.	129,042	1,063
Public Service Enterprise Group, Inc.	13,054	962
National Grid PLC	80,274	895
		38,268

Real estate 0.63%
VICI Properties, Inc. REIT	101,254	2,900
Extra Space Storage, Inc. REIT	10,510	1,633
Iron Mountain, Inc. REIT	16,890	1,514
American Tower Corp. REIT	7,257	1,411
Prologis, Inc. REIT	11,745	1,319
Mitsui Fudosan Co., Ltd.	141,700	1,303
Longfor Group Holdings, Ltd.	722,238	990
China Resources Mixc Lifestyle Services, Ltd.	264,000	874
		11,944
Total common stocks (cost: $1,174,470,000)		1,835,227

Preferred securities 0.07%
Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	12,306	915

Health care 0.02%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	369
Total preferred securities (cost: $2,001,000)		1,284

49	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Convertible stocks 0.11%	Shares	Value (000)
Materials 0.11%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	47,000	$2,193
Total convertible stocks (cost: $2,355,000)		2,193

Bonds, notes & other debt instruments 0.13%	Principal amount (000)
Corporate bonds, notes & loans 0.13%
Health care 0.05%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD	1,100	1,033

Consumer discretionary 0.04%
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]		390	385
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]		151	160
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[5]		125	133
			678

Financials 0.03%
Lloyds Banking Group PLC 3.369% 12/14/2046
(5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[6]		709	494

Energy 0.01%
TransCanada Pipelines, Ltd. 5.10% 3/15/2049		210	191
Total corporate bonds, notes & loans			2,396
Total bonds, notes & other debt instruments (cost: $2,546,000)			2,396

Short-term securities 3.74%	Shares
Money market investments 3.28%
Capital Group Central Cash Fund 5.37%[7,8]	626,746	62,675

Money market investments purchased with collateral from securities on loan 0.46%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,9]	8,695,145	8,695
Total short-term securities (cost: $71,369,000)		71,370

Total investment securities 100.21% (cost: $1,252,741,000)		1,912,470
Other assets less liabilities (0.21)%		(3,969)
Net assets 100.00%		$1,908,501

Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.28%
Money market investments 3.28%
Capital Group Central Cash Fund 5.37%[7]	$44,944	$134,258	$116,529	$(3)	$5	$62,675	$1,790

American Funds Insurance Series	50

Capital World Growth and Income Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $10,543,000, which represented .55% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $678,000, which represented .04% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

51	American Funds Insurance Series

Growth-Income Fund

Investment portfolio June 30, 2024	unaudited

Common stocks 97.18%	Shares	Value (000)
Information technology 26.04%
Microsoft Corp.	6,573,221	$2,937,901
Apple, Inc.	8,830,338	1,859,846
Broadcom, Inc.	890,046	1,428,996
NVIDIA Corp.	7,861,138	971,165
Accenture PLC, Class A	1,847,898	560,671
Texas Instruments, Inc.	2,314,995	450,336
Salesforce, Inc.	1,705,072	438,374
Intel Corp.	10,290,199	318,687
Samsung Electronics Co., Ltd.	4,599,072	270,268
Oracle Corp.	1,294,478	182,780
Seagate Technology Holdings PLC	1,588,555	164,050
Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	122,000
EPAM Systems, Inc.[1]	515,282	96,930
Cognizant Technology Solutions Corp., Class A	1,376,004	93,568
Analog Devices, Inc.	398,402	90,939
Palo Alto Networks, Inc.[1]	260,884	88,442
SK hynix, Inc.	449,089	76,161
Applied Materials, Inc.	300,000	70,797
ServiceNow, Inc.[1]	85,000	66,867
QUALCOMM, Inc.	225,964	45,007
Arista Networks, Inc.[1]	125,000	43,810
Micron Technology, Inc.	312,085	41,049
Adobe, Inc.[1]	43,879	24,377
		10,443,021

Industrials 14.13%
RTX Corp.	8,103,024	813,463
General Electric Co.	4,485,249	713,020
Boeing Co.[1]	2,877,649	523,761
Automatic Data Processing, Inc.	1,695,401	404,675
Carrier Global Corp.	5,347,121	337,296
General Dynamics Corp.	1,160,968	336,843
GFL Environmental, Inc., subordinate voting shares	7,977,235	310,554
TFI International, Inc.	2,067,287	300,087
Airbus SE, non-registered shares	1,921,964	265,011
Honeywell International, Inc.	1,181,440	252,285
TransDigm Group, Inc.	181,773	232,235
United Rentals, Inc.	326,897	211,414
Ingersoll-Rand, Inc.	2,103,958	191,124
Woodward, Inc.	911,690	158,981
XPO,Inc.[1]	1,216,922	129,176
Paychex,Inc.	1,059,135	125,571
L3Harris Technologies, Inc.	381,989	85,787
APi Group Corp.[1]	1,599,578	60,192
CSX Corp.	1,702,773	56,958
Union Pacific Corp.	250,000	56,565
Delta Air Lines, Inc.	900,000	42,696
TELUS International (Cda), Inc., subordinate voting shares[1,2]	5,158,625	29,817
GE Vernova,Inc.[1]	162,500	27,870
		5,665,381

Health care 13.53%
UnitedHealth Group,Inc.	2,278,818	1,160,511
Eli Lilly and Co.	763,290	691,068
AbbVie, Inc.	3,366,224	577,375
Vertex Pharmaceuticals, Inc.[1]	797,380	373,748
Thermo Fisher Scientific, Inc.	655,353	362,410
GE HealthCare Technologies, Inc.	4,503,797	350,936
Abbott Laboratories	2,886,063	299,891
Danaher Corp.	896,225	223,922
Revvity, Inc.	1,988,505	208,515
IQVIA Holdings, Inc.[1]	659,338	139,410

American Funds Insurance Series	52

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Sanofi	1,245,837	$119,751
Cencora,Inc.	446,557	100,609
CVS Health Corp.	1,696,989	100,224
Novo Nordisk AS, Class B	663,888	94,840
Johnson & Johnson	505,000	73,811
DexCom, Inc.[1]	647,230	73,383
Gilead Sciences, Inc.	1,021,474	70,083
Takeda Pharmaceutical Co., Ltd.	2,667,554	69,193
Regeneron Pharmaceuticals, Inc.[1]	58,996	62,007
Stryker Corp.	170,434	57,990
Insulet Corp.[1]	239,321	48,295
Bristol-Myers Squibb Co.	1,150,000	47,759
Amgen, Inc.	151,000	47,180
Intuitive Surgical, Inc.[1]	87,269	38,822
Medtronic PLC	462,434	36,398
		5,428,131

Communication services 10.47%
Meta Platforms, Inc., Class A	3,777,491	1,904,687
Alphabet, Inc., Class C	5,082,000	932,140
Alphabet,Inc., Class A	5,032,544	916,678
Netflix, Inc.[1]	535,531	361,419
Comcast Corp., Class A	2,098,931	82,194
		4,197,118

Consumer discretionary 9.71%
Amazon.com, Inc.[1]	8,582,508	1,658,570
Wyndham Hotels & Resorts, Inc.[3]	5,233,154	387,253
Restaurant Brands International, Inc.	3,718,191	261,649
Royal Caribbean Cruises, Ltd.[1]	1,510,459	240,812
Tesla, Inc.[1]	1,104,141	218,487
Home Depot, Inc.	582,781	200,617
InterContinental Hotels Group PLC	1,396,700	146,434
Churchill Downs, Inc.	939,327	131,130
Tapestry, Inc.	2,982,230	127,610
Hasbro,Inc.	1,788,473	104,626
Sony Group Corp.	1,045,100	88,804
McDonald’s Corp.	299,478	76,319
YUM! Brands, Inc.	350,000	46,361
TJX Companies, Inc.	328,670	36,187
LVMH Moët Hennessy-Louis Vuitton SE	44,522	34,191
Hilton Worldwide Holdings, Inc.	151,393	33,034
DoorDash, Inc., Class A1	266,642	29,005
Tractor Supply Co.	99,068	26,748
Entain PLC	3,054,537	24,183
General Motors Co.	504,165	23,423
		3,895,443

Financials 9.67%
Mastercard, Inc., Class A	1,208,007	532,924
JPMorgan Chase & Co.	2,630,136	531,971
Fidelity National Information Services, Inc.	6,795,448	512,105
S&P Global, Inc.	706,397	315,053
BlackRock, Inc.	356,179	280,427
Capital One Financial Corp.	1,869,673	258,856
Berkshire Hathaway,Inc., Class B1	540,000	219,672
Marsh & McLennan Companies, Inc.	878,016	185,016
Visa, Inc., Class A	652,149	171,170
Power Corporation of Canada, subordinate voting shares[2]	4,060,000	112,833
Chubb, Ltd.	435,647	111,125
B3 SA - Brasil, Bolsa, Balcao	56,528,755	103,550
PNC Financial Services Group, Inc.	520,903	80,990

53	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
First Citizens BancShares, Inc., Class A	46,090	$77,598
Wells Fargo & Co.	1,300,000	77,207
Morgan Stanley	750,000	72,892
Arthur J. Gallagher & Co.	220,000	57,048
State Street Corp.	760,000	56,240
American International Group, Inc.	704,000	52,265
American Express Co.	175,780	40,702
CME Group, Inc., Class A	152,718	30,024
		3,879,668

Consumer staples 3.45%
British American Tobacco PLC	15,047,095	462,550
General Mills, Inc.	2,690,394	170,194
Philip Morris International, Inc.	1,608,349	162,974
Constellation Brands, Inc., Class A	607,364	156,263
Mondelez International, Inc., Class A	2,236,033	146,326
Church & Dwight Co., Inc.	1,177,008	122,032
Imperial Brands PLC	4,190,585	107,295
Keurig Dr Pepper, Inc.	1,019,386	34,047
Kraft Heinz Co. (The)	694,940	22,391
Monster Beverage Corp.[1]	17,894	894
		1,384,966

Energy 3.02%
Baker Hughes Co., Class A	9,934,219	349,386
Canadian Natural Resources, Ltd. (CAD denominated)	8,858,000	315,522
Exxon Mobil Corp.	1,841,478	211,991
EOG Resources, Inc.	1,118,566	140,794
Chevron Corp.	535,000	83,685
TC Energy Corp.	1,629,755	61,768
ConocoPhillips	434,738	49,725
		1,212,871

Materials 3.02%
Air Products and Chemicals, Inc.	1,615,736	416,941
Freeport-McMoRan, Inc.	3,982,222	193,536
Linde PLC	422,331	185,323
Celanese Corp.	1,186,264	160,015
Eastman Chemical Co.	1,613,268	158,052
LyondellBasell Industries NV	579,974	55,480
Albemarle Corp.	431,100	41,179
		1,210,526

Utilities 2.32%
PG&E Corp.	18,016,861	314,575
CenterPoint Energy,Inc.	5,843,418	181,029
Edison International	1,380,480	99,132
DTE Energy Co.	866,518	96,192
Entergy Corp.	838,520	89,722
Sempra	800,000	60,848
Constellation Energy Corp.	250,468	50,161
NextEra Energy, Inc.	564,975	40,006
		931,665
American Funds Insurance Series	54

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate 1.82%
VICI Properties, Inc. REIT	9,162,577	$262,416
Equinix, Inc. REIT	338,856	256,379
American Tower Corp. REIT	620,421	120,597
Welltower, Inc. REIT	570,000	59,423
Prologis, Inc. REIT	275,887	30,985
		729,800
Total common stocks (cost: $23,669,490,000)		38,978,590

Bonds, notes & other debt instruments 0.01%	Principal amount (000)
Corporate bonds, notes & loans 0.01%
Industrials 0.01%
Boeing Co. 4.875% 5/1/2025	USD	4,706	4,657

Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025		160	158
General Motors Financial Co., Inc. 5.25% 3/1/2026		827	823
			981
Total corporate bonds, notes & loans			5,638
Total bonds, notes & other debt instruments (cost: $5,645,000)			5,638

Short-term securities 2.80%	Shares
Money market investments 2.53%
Capital Group Central Cash Fund 5.37%[3,4]	10,132,744	1,013,274

Money market investments purchased with collateral from securities on loan 0.27%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[4,5]	61,453,772	61,454
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[4,5]	46,397,862	46,398
		107,852
Total short-term securities (cost: $1,121,116,000)		1,121,126
Total investment securities 99.99% (cost: $24,796,251,000)		40,105,354
Other assets less liabilities 0.01%		2,266
Net assets 100.00%		$40,107,620

55	American Funds Insurance Series

Growth-Income Fund (continued)

Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Common stocks 0.96%
Consumer discretionary 0.96%
Wyndham Hotels & Resorts, Inc.	$106,302	$282,386	$—	$—	$(1,435)	$387,253	$1,670
Short-term securities 2.53%
Money market investments 2.53%
Capital Group Central Cash Fund 5.37%[4]	1,430,798	5,734,011	6,151,892	509	(152)	1,013,274	31,439
Total 3.49%				$509	$(1,587)	$1,400,527	$33,109

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $114,087,000, which represented .28% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 6/30/2024.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	56

International Growth and Income Fund

Investment portfolio June 30, 2024	unaudited

Common stocks 93.66%	Shares	Value (000)
Financials 18.53%
AXA SA	138,710	$4,567
Zurich Insurance Group AG	6,511	3,464
Tokio Marine Holdings, Inc.	77,000	2,890
Resona Holdings, Inc.	382,200	2,538
HSBC Holdings PLC (GBP denominated)	231,078	2,000
HSBC Holdings PLC (HKD denominated)	55,200	483
KB Financial Group, Inc.	41,786	2,369
UniCredit SpA	60,402	2,251
Ping An Insurance (Group) Company of China, Ltd., Class H	465,000	2,114
Edenred SA	49,577	2,092
Hiscox, Ltd.	143,056	2,078
Tryg A/S	93,921	2,052
Banco Bilbao Vizcaya Argentaria, SA	199,520	1,991
Société Générale	79,587	1,858
Deutsche Bank AG	114,032	1,819
Hana Financial Group, Inc.	40,716	1,785
AIA Group, Ltd.	258,800	1,755
Skandinaviska Enskilda Banken AB, Class A	111,021	1,645
NatWest Group PLC	395,137	1,550
Euronext NV	16,511	1,524
CaixaBank, SA, non-registered shares	217,373	1,150
HDFC Bank, Ltd.	53,386	1,078
Grupo Financiero Banorte, SAB de CV, Series O	137,554	1,072
Bank Hapoalim BM	111,973	989
London Stock Exchange Group PLC	7,674	910
DBS Group Holdings, Ltd.	34,284	903
Royal Bank of Canada	8,284	882
Aon PLC, Class A	2,812	826
Kotak Mahindra Bank, Ltd.	37,209	800
Prudential PLC	87,009	789
DNB Bank ASA	37,900	744
3i Group PLC	16,295	628
CVC Capital Partners PLC[1]	34,088	626
Dai-ichi Life Holdings, Inc.	20,400	548
Mediobanca SpA	35,646	525
United Overseas Bank, Ltd.	21,100	487
Mizuho Financial Group, Inc.	22,900	480
ICICI Bank, Ltd. (ADR)	16,655	480
Brookfield Corp., Class A (CAD denominated)	11,454	476
XP, Inc., Class A	26,563	467
Macquarie Group, Ltd.	3,325	454
Canara Bank	311,140	445
Intesa Sanpaolo SpA	112,002	418
Hong Kong Exchanges and Clearing, Ltd.	12,400	395
Discovery, Ltd.	49,301	365
Bank Mandiri (Persero) Tbk PT	862,900	322
Hang Seng Bank, Ltd.	24,000	307
Banco Santander, SA	52,177	242
Banca Generali SpA	5,885	236
ABN AMRO Bank NV	11,559	189
AU Small Finance Bank, Ltd.	12,289	99
Moscow Exchange MICEX-RTS PJSC[2]	346,177	—	[3]
Sberbank of Russia PJSC[2]	476,388	—	[3]
		61,157

Information technology 14.93%
Taiwan Semiconductor Manufacturing Co., Ltd.	448,000	13,324
ASML Holding NV	8,235	8,496
MediaTek, Inc.	149,000	6,370
Broadcom, Inc.	2,985	4,793
Samsung Electronics Co., Ltd.	59,498	3,496
SAP SE	11,089	2,251

57	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Tokyo Electron, Ltd.	9,000	$1,976
Sage Group PLC (The)	102,323	1,404
Capgemini SE	6,700	1,327
Keyence Corp.	2,600	1,147
ASM International NV	1,504	1,146
E Ink Holdings, Inc.	115,000	897
ASMPT, Ltd.	42,000	585
Halma PLC	15,200	518
Fujitsu, Ltd.	31,900	501
NEC Corp.	5,500	450
eMemory Technology, Inc.	3,000	236
Tata Consultancy Services, Ltd.	4,166	194
Nomura Research Institute, Ltd.	5,300	150
		49,261

Industrials 13.71%
Airbus SE, non-registered shares	40,597	5,598
BAE Systems PLC	324,254	5,414
ABB, Ltd.	55,843	3,091
Ryanair Holdings PLC (ADR)	19,350	2,253
RELX PLC	40,271	1,846
Rheinmetall AG, non-registered shares	3,627	1,845
SMC Corp.	3,100	1,480
Safran SA	6,989	1,470
Mitsui & Co., Ltd.	61,800	1,410
Thales SA	8,242	1,324
TFI International, Inc.	4,873	707
TFI International, Inc. (CAD denominated)	3,952	574
Alliance Global Group, Inc.	7,668,600	1,132
Diploma PLC	20,936	1,092
Siemens AG	5,713	1,063
CCR SA, ordinary nominative shares	492,117	1,025
Copa Holdings, SA, Class A	10,465	996
Epiroc AB, Class B	31,801	580
Epiroc AB, Class A	19,194	383
ITOCHU Corp.	19,000	932
Pluxee NV1	33,005	926
Canadian National Railway Co. (CAD denominated)	7,065	835
ASSA ABLOY AB, Class B	29,355	832
Hitachi, Ltd.	34,000	767
Caterpillar, Inc.	2,189	729
Fluidra, SA, non-registered shares	33,272	691
SITC International Holdings Co., Ltd.	253,659	687
Volvo AB, Class B	23,941	614
Bunzl PLC	15,283	580
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	31,389	491
Komatsu, Ltd.	14,200	413
Deutsche Post AG	9,883	400
Techtronic Industries Co., Ltd.	33,592	384
Contemporary Amperex Technology Co., Ltd., Class A	14,400	356
Adecco Group AG	10,196	339
Melrose Industries PLC	45,326	317
Jiangsu Hengli Hydraulic Co., Ltd., Class A	45,700	293
Daikin Industries, Ltd.	1,900	263
Wizz Air Holdings PLC[1]	9,176	260
International Container Terminal Services, Inc.	40,750	243
VAT Group AG	324	182
Shenzhen Inovance Technology Co., Ltd., Class A	22,400	158

American Funds Insurance Series	58

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
DSV A/S	887	$136
Aalberts NV, non-registered shares	2,901	118
LIXIL Corp.	700	7
		45,236

Consumer discretionary 9.99%
Renault SA	73,265	3,737
Industria de Diseño Textil, SA	73,940	3,654
LVMH Moët Hennessy-Louis Vuitton SE	3,178	2,441
Trip.com Group, Ltd. (ADR)[1]	39,070	1,836
Trip.com Group, Ltd.[1]	9,750	462
Evolution AB	19,770	2,060
InterContinental Hotels Group PLC	18,156	1,904
MGM China Holdings, Ltd.	1,128,400	1,756
Prosus NV, Class N	40,579	1,437
Restaurant Brands International, Inc. (CAD denominated)	19,418	1,368
Midea Group Co., Ltd., Class A	153,300	1,361
Stellantis NV	55,477	1,091
B&M European Value Retail SA	191,615	1,060
Wynn Macau, Ltd.	1,149,600	943
Suzuki Motor Corp.	78,000	903
Hyundai Motor Co.	4,112	877
H World Group, Ltd. (ADR)	23,966	799
Bajaj Auto, Ltd.	6,556	746
Galaxy Entertainment Group, Ltd.	130,361	607
Paltac Corp.	21,000	571
D’Ieteren Group	2,554	540
Amadeus IT Group SA, Class A, non-registered shares	6,960	463
Nitori Holdings Co., Ltd.	4,300	455
Entain PLC	46,518	368
Dixon Technologies (India), Ltd.	2,332	333
Sands China, Ltd.[1]	117,572	245
China Tourism Group Duty Free Corp., Ltd., Class A	18,300	157
China Tourism Group Duty Free Corp., Ltd., Class H4	14,300	87
Compagnie Financière Richemont SA, Class A	1,499	234
Maruti Suzuki India, Ltd.	1,334	192
Vedant Fashions, Ltd.[1]	13,629	171
Kering SA	352	128
		32,986

Health care 8.68%
Novo Nordisk AS, Class B	78,488	11,212
AstraZeneca PLC	54,092	8,433
Sanofi	35,982	3,459
EssilorLuxottica SA	9,832	2,109
Bayer AG	32,527	920
HOYA Corp.	4,800	562
Grifols, SA, Class B (ADR)[1]	86,548	546
Genus PLC	19,907	416
Siemens Healthineers AG	6,899	397
Roche Holding AG, nonvoting non-registered shares	671	186
BeiGene, Ltd. (ADR)[1]	1,113	159
Hypera SA, ordinary nominative shares	27,159	139
Max Healthcare Institute, Ltd.	9,259	104
Euroapi SA1,4	1,412	4
		28,646

Consumer staples 8.23%
British American Tobacco PLC	122,877	3,777
Philip Morris International, Inc.	32,074	3,250
Nestlé SA	26,134	2,668
Carlsberg A/S, Class B	18,766	2,246

59	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Imperial Brands PLC	74,106	$1,897
Arca Continental, SAB de CV	171,771	1,684
KT&G Corp.	22,515	1,440
Anheuser-Busch InBev SA/NV	21,630	1,250
Tsingtao Brewery Co., Ltd., Class H	179,738	1,198
Carrefour SA, non-registered shares	78,343	1,107
Pernod Ricard SA	8,078	1,099
ITC, Ltd.	164,549	835
L’Oréal SA, non-registered shares	1,830	805
Kweichow Moutai Co., Ltd., Class A	3,690	744
Asahi Group Holdings, Ltd.[4]	20,300	717
Ocado Group PLC[1]	161,370	590
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	328,401	568
Danone SA	7,212	440
Uni-Charm Corp.	10,000	320
Yamazaki Baking Co., Ltd.	14,400	296
United Spirits, Ltd.	14,813	227
		27,158

Communication services 6.68%
Koninklijke KPN NV	1,146,738	4,395
Publicis Groupe SA	40,982	4,344
Tencent Holdings, Ltd.	66,200	3,142
Telefónica, SA, non-registered shares	387,885	1,643
América Móvil, SAB de CV, Class B (ADR)	88,684	1,508
BT Group PLC	648,421	1,151
Universal Music Group NV	33,264	986
MTN Group, Ltd.	183,621	852
KANZHUN, Ltd., Class A (ADR)	39,661	746
HYBE Co., Ltd.	4,081	601
Vodafone Group PLC	622,480	548
Indus Towers, Ltd.[1]	107,317	483
Deutsche Telekom AG	17,672	445
Nippon Television Holdings, Inc.	30,000	434
Nintendo Co., Ltd.	5,900	315
NetEase, Inc.	14,000	267
Singapore Telecommunications, Ltd.	93,300	189
		22,049

Energy 4.73%
TotalEnergies SE	100,699	6,711
BP PLC	343,327	2,069
Cameco Corp. (CAD denominated)	36,331	1,787
Canadian Natural Resources, Ltd. (CAD denominated)	49,128	1,750
TC Energy Corp. (CAD denominated)	27,477	1,042
Gaztransport & Technigaz SA	4,499	586
Schlumberger NV	11,717	553
Aker BP ASA	17,760	453
Tourmaline Oil Corp.	7,638	346
Cenovus Energy, Inc. (CAD denominated)	9,026	177
Cenovus Energy,Inc.	7,706	152
Sovcomflot PAO[2]	356,717	—	[3]
Gazprom PJSC[1,2]	671,150	—	[3]
LUKOIL Oil Co. PJSC[2]	9,706	—	[3]
		15,626

Materials 4.69%
Linde PLC	4,258	1,868
Glencore PLC	304,423	1,736
Vale SA, ordinary nominative shares	87,487	974
Vale SA (ADR), ordinary nominative shares	50,572	565
Newmont Corp.	32,906	1,378

American Funds Insurance Series	60

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Rio Tinto PLC	19,684	$1,296
Barrick Gold Corp.	57,997	967
Air Liquide SA	5,188	893
Fortescue, Ltd.	56,612	809
Nutrien, Ltd. (CAD denominated)	15,631	796
Holcim, Ltd.	8,452	750
Freeport-McMoRan, Inc.	13,272	645
Grupo México, SAB de CV, Series B	94,371	508
Sika AG	1,728	492
First Quantum Minerals, Ltd.	30,289	398
Givaudan SA	72	341
Franco-Nevada Corp.	2,845	337
Shin-Etsu Chemical Co., Ltd.	8,500	330
Anhui Conch Cement Co., Ltd., Class H	75,000	178
Fresnillo PLC	23,302	166
Asahi Kasei Corp.	10,100	65
Alrosa PJSC[2]	53,607	—	[3]
		15,492

Utilities 1.95%
Engie SA	156,038	2,223
SSE PLC	54,244	1,223
Brookfield Infrastructure Partners, LP	35,300	970
Iberdrola, SA, non-registered shares	67,138	871
Veolia Environnement SA	17,566	527
ENN Energy Holdings, Ltd.	38,759	319
National Grid PLC	25,946	289
		6,422

Real estate 1.54%
CK Asset Holdings, Ltd.	393,500	1,473
Mitsubishi Estate Co., Ltd.	65,100	1,026
Prologis Property Mexico, SA de CV, REIT	257,827	842
Embassy Office Parks REIT	154,717	658
Link REIT	127,868	497
Longfor Group Holdings, Ltd.	359,742	493
Macrotech Developers, Ltd.	5,414	97
		5,086
Total common stocks (cost: $250,671,000)		309,119

Preferred securities 0.13%
Materials 0.07%
Gerdau SA, preferred nominative shares	75,098	247

Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares	4,070	187
Total preferred securities (cost: $503,000)		434

61	American Funds Insurance Series

International Growth and Income Fund (continued)

Short-term securities 5.91%	Shares	Value (000)
Money market investments 5.91%
Capital Group Central Cash Fund 5.37%[5,6]	195,197	$19,520
Total short-term securities (cost: $19,517,000)		19,520
Total investment securities 99.70% (cost: $270,691,000)		329,073
Other assets less liabilities 0.30%		978
Net assets 100.00%		$330,051

Investments in affiliates6

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 5.91%
Money market investments 5.91%
Capital Group Central Cash Fund 5.37%[5]	$10,070	$35,411	$25,962	$—	[3]	$1	$19,520	$385

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was on loan. The total value of all such securities was $715,000, which represented .22% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Rate represents the seven-day yield at 6/30/2024.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series	62

Capital Income Builder

Investment portfolio June 30, 2024	unaudited

Common stocks 78.04%	Shares	Value (000)
Financials 12.98%
JPMorgan Chase & Co.	86,767	$17,549
Zurich Insurance Group AG	25,555	13,596
Morgan Stanley	100,945	9,811
BlackRock, Inc.	11,956	9,413
CME Group, Inc., Class A	41,646	8,188
Münchener Rückversicherungs-Gesellschaft AG	15,062	7,531
DBS Group Holdings, Ltd.	274,816	7,242
ING Groep NV	418,792	7,176
PNC Financial Services Group, Inc.	34,083	5,299
Power Corporation of Canada, subordinate voting shares[1]	165,641	4,603
Intact Financial Corp.	26,141	4,357
Kaspi.kz JSC (GDR)[2]	21,756	2,807
Kaspi.kz JSC (ADR)	9,355	1,207
AIA Group, Ltd.	523,553	3,550
Wells Fargo & Co.	58,806	3,492
American International Group, Inc.	46,102	3,423
B3 SA - Brasil, Bolsa, Balcao	1,785,756	3,271
Citizens Financial Group, Inc.	85,401	3,077
Apollo Asset Management, Inc.	25,493	3,010
Truist Financial Corp.	72,170	2,804
Hana Financial Group, Inc.	62,338	2,733
Swedbank AB, Class A	118,149	2,438
360 ONE WAM, Ltd.	203,766	2,382
Great-West Lifeco, Inc.	76,851	2,242
Blackstone, Inc.	17,696	2,191
East West Bancorp,Inc.	29,849	2,186
Bank Central Asia Tbk PT	3,326,500	2,007
Toronto-Dominion Bank (The) (CAD denominated)	36,395	2,001
Principal Financial Group, Inc.	23,609	1,852
3i Group PLC	41,828	1,613
NatWest Group PLC	407,223	1,597
EFG International AG	107,876	1,587
BNP Paribas SA	24,071	1,542
Skandinaviska Enskilda Banken AB, Class A	98,973	1,466
UniCredit SpA	37,589	1,401
Banco Bilbao Vizcaya Argentaria, SA	139,712	1,394
Webster Financial Corp.	31,946	1,393
State Street Corp.	18,578	1,375
TPG, Inc., Class A	30,962	1,283
KBC Groep NV	17,609	1,242
Western Union Co.	93,040	1,137
National Bank of Canada	13,863	1,100
Banco Santander, SA	230,887	1,070
Bank Mandiri (Persero) Tbk PT	2,858,800	1,068
Hong Kong Exchanges and Clearing, Ltd.	33,200	1,058
Euronext NV	10,922	1,008
United Overseas Bank, Ltd.	37,700	871
DNB Bank ASA	43,603	856
Patria Investments, Ltd., Class A	63,717	768
China Pacific Insurance (Group) Co., Ltd., Class H	277,950	678
Tokio Marine Holdings, Inc.	17,500	657
Vontobel Holding AG	10,823	648
Fukuoka Financial Group, Inc.	19,200	515
Houlihan Lokey, Inc., Class A	3,658	493
Bank of Montreal	4,550	382
Resona Holdings, Inc.	35,400	235
Deutsche Bank AG	9,889	158
Moscow Exchange MICEX-RTS PJSC[3]	875,002	—	[4]
Sberbank of Russia PJSC[3]	204,176	—	[4]
		170,033

63	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Information technology 11.61%
Broadcom, Inc.	35,027	$56,237
Microsoft Corp.	67,439	30,142
Taiwan Semiconductor Manufacturing Co., Ltd.	659,800	19,623
Texas Instruments, Inc.	53,452	10,398
KLA Corp.	7,281	6,003
Seagate Technology Holdings PLC	55,323	5,713
Samsung Electronics Co., Ltd.	74,874	4,400
SAP SE	18,492	3,755
Analog Devices, Inc.	15,346	3,503
Accenture PLC, Class A	10,703	3,247
TDK Corp.	42,200	2,579
Tokyo Electron, Ltd.	8,700	1,911
GlobalWafers Co., Ltd.	92,938	1,537
HCL Technologies, Ltd.	82,600	1,441
Intel Corp.	29,886	926
Capgemini SE	2,349	465
BE Semiconductor Industries NV	1,523	254
		152,134

Health care 9.86%
AbbVie, Inc.	172,276	29,549
Abbott Laboratories	150,609	15,650
AstraZeneca PLC	93,359	14,554
Amgen, Inc.	43,722	13,661
Gilead Sciences, Inc.	198,811	13,640
Sanofi	82,690	7,948
Medtronic PLC	76,952	6,057
Bristol-Myers Squibb Co.	99,925	4,150
UnitedHealth Group, Inc.	8,005	4,077
Merck & Co., Inc.	29,723	3,680
Roche Holding AG, nonvoting non-registered shares	12,267	3,404
CVS Health Corp.	57,311	3,385
Novartis AG	20,454	2,191
GSK PLC	104,736	2,019
EssilorLuxottica SA	8,529	1,830
Takeda Pharmaceutical Co., Ltd.	60,125	1,559
EBOS Group, Ltd.	65,279	1,281
Pfizer, Inc.	18,765	525
		129,160

Industrials 9.11%
RTX Corp.	236,467	23,739
Siemens AG	44,233	8,227
BAE Systems PLC	410,089	6,847
Union Pacific Corp.	28,014	6,338
Volvo AB, Class B	232,382	5,961
Deutsche Post AG	133,097	5,385
FedEx Corp.	17,608	5,280
Honeywell International, Inc.	24,572	5,247
RELX PLC	113,100	5,185
Mitsubishi Corp.	237,481	4,671
Paychex, Inc.	37,913	4,495
SGS SA	44,778	3,984
Carrier Global Corp.	62,055	3,914
Marubeni Corp.	199,500	3,727
Singapore Technologies Engineering, Ltd.	1,018,100	3,251
Broadridge Financial Solutions, Inc.	15,016	2,958
Canadian National Railway Co. (CAD denominated)	23,492	2,776
Automatic Data Processing, Inc.	10,954	2,615
Trinity Industries, Inc.	78,562	2,351
Trelleborg AB, Class B	41,358	1,602
ITOCHU Corp.	30,300	1,487

American Funds Insurance Series	64

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Schneider Electric SE	6,137	$1,464
Bureau Veritas SA	50,133	1,384
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	47,027	1,328
Northrop Grumman Corp.	2,555	1,114
Waste Management, Inc.	4,833	1,031
General Dynamics Corp.	2,797	812
Sulzer AG	5,049	698
Illinois Tool Works, Inc.	2,886	684
Airbus SE, non-registered shares	3,930	542
Epiroc AB, Class B	12,727	232
UL Solutions, Inc., Class A	1,100	46
		119,375

Consumer staples 8.72%
Philip Morris International, Inc.	307,980	31,208
British American Tobacco PLC	361,768	11,121
British American Tobacco PLC (ADR)	65,265	2,018
Mondelez International, Inc., Class A	136,791	8,952
Nestlé SA	73,098	7,462
Imperial Brands PLC	231,107	5,917
General Mills, Inc.	85,961	5,438
PepsiCo, Inc.	29,747	4,906
Dollar General Corp.	34,248	4,529
ITC, Ltd.	817,623	4,149
Procter & Gamble Co.	19,722	3,253
Altria Group, Inc.	70,341	3,204
Carlsberg A/S, Class B	23,465	2,808
Danone SA	43,223	2,638
Kimberly-Clark Corp.	18,542	2,562
Sysco Corp.	29,707	2,121
Diageo PLC	61,994	1,950
Asahi Group Holdings, Ltd.[1]	53,600	1,893
Seven & i Holdings Co., Ltd.	122,700	1,494
Kao Corp.[1]	36,200	1,471
WH Group, Ltd.	2,047,500	1,347
Molson Coors Beverage Co., Class B, restricted voting shares	21,854	1,111
Anheuser-Busch InBev SA/NV	14,423	833
Pernod Ricard SA	6,104	831
Kenvue, Inc.	29,864	543
Scandinavian Tobacco Group A/S	24,914	352
Vector Group, Ltd.	7,500	79
		114,190

Energy 6.26%
Canadian Natural Resources, Ltd. (CAD denominated)	397,400	14,155
Exxon Mobil Corp.	104,989	12,086
TC Energy Corp. (CAD denominated)[1]	286,565	10,863
Shell PLC (GBP denominated)	270,995	9,739
Shell PLC (ADR)	9,377	677
EOG Resources, Inc.	69,270	8,719
BP PLC	1,055,455	6,360
TotalEnergies SE	77,762	5,183
ConocoPhillips	34,075	3,897
Chevron Corp.	19,728	3,086
Equitrans Midstream Corp.	202,127	2,624
Cenovus Energy,Inc.	64,079	1,260
Cenovus Energy, Inc. (CAD denominated)	33,067	650
DT Midstream,Inc.	15,549	1,104

65	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Neste OYJ	44,705	$793
Schlumberger NV	16,544	780
Gazprom PJSC[3,5]	880,428	—	[4]
		81,976

Utilities 6.08%
SSE PLC	345,541	7,794
Engie SA	523,498	7,456
E.ON SE	499,028	6,540
Dominion Energy, Inc.	129,918	6,366
Iberdrola, SA, non-registered shares	484,339	6,283
Edison International	81,700	5,867
DTE Energy Co.	52,323	5,808
Duke Energy Corp.	51,699	5,182
Pinnacle West Capital Corp.	58,175	4,443
Sempra	56,345	4,286
Southern Co. (The)	53,023	4,113
CenterPoint Energy, Inc.	127,057	3,936
AES Corp.	179,235	3,149
Entergy Corp.	25,916	2,773
National Grid PLC	242,338	2,702
SembCorp Industries, Ltd.	254,500	900
ENN Energy Holdings, Ltd.	99,100	816
Power Grid Corporation of India, Ltd.	172,853	682
Power Assets Holdings, Ltd.	117,500	633
		79,729

Consumer discretionary 4.33%
McDonald’s Corp.	35,746	9,110
Home Depot, Inc.	24,120	8,303
LVMH Moët Hennessy-Louis Vuitton SE	8,203	6,299
YUM! Brands, Inc.	29,699	3,934
Industria de Diseño Textil, SA	68,847	3,402
Midea Group Co., Ltd., Class A	378,475	3,361
Restaurant Brands International, Inc.	40,800	2,871
Tractor Supply Co.	9,884	2,669
Darden Restaurants, Inc.	17,308	2,619
Stellantis NV	129,220	2,541
Vail Resorts, Inc.	11,999	2,161
NEXT PLC	15,514	1,774
Galaxy Entertainment Group, Ltd.	271,000	1,262
Kering SA	3,432	1,248
Starbucks Corp.	10,911	849
Bridgestone Corp.[1]	20,700	816
Compagnie Financière Richemont SA, Class A	5,082	793
Hasbro,Inc.	11,938	698
International Game Technology PLC	22,715	465
Amadeus IT Group SA, Class A, non-registered shares	6,772	451
OPAP SA	26,284	412
Jumbo SA	13,271	381
Inchcape PLC	31,417	296
		56,715

Real estate 4.02%
VICI Properties, Inc. REIT	624,137	17,875
Extra Space Storage, Inc. REIT	34,866	5,419
Public Storage REIT	12,858	3,699
Rexford Industrial Realty, Inc. REIT	82,059	3,659
American Tower Corp. REIT	15,959	3,102
Prologis, Inc. REIT	26,182	2,940
Welltower, Inc. REIT	27,117	2,827
Crown Castle, Inc. REIT	22,999	2,247

American Funds Insurance Series	66

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Link REIT	465,248	$1,807
CTP NV	75,076	1,277
Equinix, Inc. REIT	1,607	1,216
CK Asset Holdings, Ltd.	297,000	1,112
Charter Hall Group REIT	143,138	1,059
Digital Realty Trust, Inc. REIT	6,342	964
Mindspace Business Parks REIT	233,888	934
UDR, Inc. REIT	17,780	732
POWERGRID Infrastructure Investment Trust REIT	563,128	648
Embassy Office Parks REIT	140,661	598
Longfor Group Holdings, Ltd.[1]	335,634	460
Kimco Realty Corp. REIT	5,095	99
		52,674

Communication services 2.78%
Comcast Corp., Class A	132,412	5,185
Verizon Communications, Inc.	121,175	4,997
Koninklijke KPN NV	1,078,485	4,133
Singapore Telecommunications, Ltd.	1,937,600	3,919
Publicis Groupe SA	28,814	3,054
América Móvil, SAB de CV, Class B (ADR)	163,841	2,785
SoftBank Corp.	215,200	2,633
Deutsche Telekom AG	73,880	1,859
TELUS Corp.	115,449	1,748
WPP PLC	129,237	1,185
Warner Music Group Corp., Class A	37,241	1,141
Omnicom Group, Inc.	11,563	1,037
HKT Trust and HKT, Ltd., units	908,240	1,019
T-Mobile US, Inc.	4,185	737
Nippon Telegraph and Telephone Corp.	594,700	562
Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	426
		36,420

Materials 2.29%
Air Products and Chemicals, Inc.	25,888	6,680
Rio Tinto PLC	71,900	4,733
Linde PLC	9,836	4,316
Smurfit Kappa Group PLC	61,567	2,737
Vale SA (ADR), ordinary nominative shares	184,297	2,059
BHP Group, Ltd. (CDI)	68,808	1,971
Evonik Industries AG	61,839	1,261
Eastman Chemical Co.	12,625	1,237
Shin-Etsu Chemical Co., Ltd.	24,762	963
WestRock Co.	17,595	884
BASF SE	17,655	853
Celanese Corp.	5,602	756
UPM-Kymmene OYJ	20,957	731
Antofagasta PLC	15,107	401
Fortescue, Ltd.	23,348	334
Asahi Kasei Corp.	10,700	68
		29,984
Total common stocks (cost: $800,768,000)		1,022,390

Convertible stocks 0.11%
Utilities 0.11%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[1]	34,604	1,435
Total convertible stocks (cost: $1,501,000)		1,435

67	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments 15.82%	Principal amount (000)			Value (000)
Mortgage-backed obligations 7.94%
Federal agency mortgage-backed obligations 6.95%
Fannie Mae Pool #695412 5.00% 6/1/2033[6]	USD	—	[4]	$—	[4]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[6]		1		1
Fannie Mae Pool #931768 5.00% 8/1/2039[6]		1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[6]		5		5
Fannie Mae Pool #932606 5.00% 2/1/2040[6]		2		2
Fannie Mae Pool #AE0311 3.50% 8/1/2040[6]		7		7
Fannie Mae Pool #AE1248 5.00% 6/1/2041[6]		8		8
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[6]		6		5
Fannie Mae Pool #AE1274 5.00% 10/1/2041[6]		4		4
Fannie Mae Pool #AE1277 5.00% 11/1/2041[6]		3		3
Fannie Mae Pool #AE1283 5.00% 12/1/2041[6]		2		2
Fannie Mae Pool #AE1290 5.00% 2/1/2042[6]		4		4
Fannie Mae Pool #AT0300 3.50% 3/1/2043[6]		1		1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[6]		2		1
Fannie Mae Pool #AY1829 3.50% 12/1/2044[6]		2		2
Fannie Mae Pool #BH3122 4.00% 6/1/2047[6]		1		1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[6]		29		27
Fannie Mae Pool #BK5232 4.00% 5/1/2048[6]		17		16
Fannie Mae Pool #BK6840 4.00% 6/1/2048[6]		24		22
Fannie Mae Pool #BK9743 4.00% 8/1/2048[6]		6		6
Fannie Mae Pool #BK9761 4.50% 8/1/2048[6]		4		4
Fannie Mae Pool #FM3280 3.50% 5/1/2049[6]		32		29
Fannie Mae Pool #FS5372 3.50% 7/1/2049[6]		177		160
Fannie Mae Pool #FS5313 3.50% 1/1/2050[6]		2,032		1,829
Fannie Mae Pool #CA5540 3.00% 4/1/2050[6]		2,859		2,472
Fannie Mae Pool #CA6309 3.00% 7/1/2050[6]		332		290
Fannie Mae Pool #CA6349 3.00% 7/1/2050[6]		125		108
Fannie Mae Pool #CA6740 3.00% 8/1/2050[6]		85		74
Fannie Mae Pool #CA7048 3.00% 9/1/2050[6]		46		39
Fannie Mae Pool #CA7052 3.00% 9/1/2050[6]		14		12
Fannie Mae Pool #CA7381 3.00% 10/1/2050[6]		140		121
Fannie Mae Pool #FM5166 3.00% 12/1/2050[6]		89		77
Fannie Mae Pool #BR4104 2.00% 1/1/2051[6]		47		37
Fannie Mae Pool #FM5509 3.00% 1/1/2051[6]		135		117
Fannie Mae Pool #CB0191 3.00% 4/1/2051[6]		173		149
Fannie Mae Pool #CB0193 3.00% 4/1/2051[6]		21		18
Fannie Mae Pool #FM7909 3.00% 6/1/2051[6]		16		14
Fannie Mae Pool #FM8477 3.00% 8/1/2051[6]		120		104
Fannie Mae Pool #CB2787 3.50% 12/1/2051[6]		21		19
Fannie Mae Pool #BV0790 3.50% 1/1/2052[6]		87		77
Fannie Mae Pool #FS0647 3.00% 2/1/2052[6]		888		770
Fannie Mae Pool #FS0752 3.00% 3/1/2052[6]		506		434
Fannie Mae Pool #CB3179 3.50% 3/1/2052[6]		305		272
Fannie Mae Pool #BV8976 5.00% 8/1/2052[6]		58		56
Fannie Mae Pool #BW1289 5.50% 10/1/2052[6]		122		121
Fannie Mae Pool #BW1243 5.50% 10/1/2052[6]		109		108
Fannie Mae Pool #MA4842 5.50% 12/1/2052[6]		165		162
Fannie Mae Pool #MA4919 5.50% 2/1/2053[6]		106		104
Fannie Mae Pool #CB5986 5.00% 3/1/2053[6]		95		92
Fannie Mae Pool #BX9827 5.00% 5/1/2053[6]		3,377		3,266
Fannie Mae Pool #FS4563 5.00% 5/1/2053[6]		63		61
Fannie Mae Pool #MA5010 5.50% 5/1/2053[6]		284		281
Fannie Mae Pool #MA5011 6.00% 5/1/2053[6]		1,627		1,634
Fannie Mae Pool #MA5039 5.50% 6/1/2053[6]		347		343
Fannie Mae Pool #CB6485 6.00% 6/1/2053[6]		428		432
Fannie Mae Pool #CB6486 6.00% 6/1/2053[6]		263		265
Fannie Mae Pool #CB6465 6.00% 6/1/2053[6]		194		195
Fannie Mae Pool #MA5089 4.00% 7/1/2053[6]		285		261
Fannie Mae Pool #MA5071 5.00% 7/1/2053[6]		133		128
Fannie Mae Pool #BU4112 5.00% 7/1/2053[6]		95		92
Fannie Mae Pool #MA5072 5.50% 7/1/2053[6]		1,158		1,143

American Funds Insurance Series	68

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5139 6.00% 9/1/2053[6]	USD	489	$491
Fannie Mae Pool #MA5177 4.00% 10/1/2053[6]		964	882
Fannie Mae Pool #MA5165 5.50% 10/1/2053[6]		9	9
Fannie Mae Pool #MA5166 6.00% 10/1/2053[6]		54	54
Fannie Mae Pool #MA5167 6.50% 10/1/2053[6]		2,678	2,729
Fannie Mae Pool #MA5207 4.00% 11/1/2053[6]		868	794
Fannie Mae Pool #MA5191 6.00% 11/1/2053[6]		798	801
Fannie Mae Pool #CB8151 5.50% 3/1/2054[6]		956	944
Fannie Mae Pool #CB8168 6.00% 3/1/2054[6]		138	138
Fannie Mae Pool #CB8328 5.50% 4/1/2054[6]		1,013	1,003
Fannie Mae Pool #FS8153 6.00% 6/1/2054[6]		430	434
Fannie Mae Pool #BU4699 5.50% 7/1/2054[6]		161	159
Fannie Mae Pool #BU4700 6.00% 7/1/2054[6]		206	208
Fannie Mae Pool #MA5421 6.00% 7/1/2054[6]		30	30
Fannie Mae Pool #BF0142 5.50% 8/1/2056[6]		349	355
Fannie Mae Pool #BF0342 5.50% 1/1/2059[6]		235	235
Fannie Mae Pool #BM6737 4.50% 11/1/2059[6]		591	562
Fannie Mae Pool #BF0497 3.00% 7/1/2060[6]		401	333
Freddie Mac Pool #SC0149 2.00% 3/1/2041[6]		69	58
Freddie Mac Pool #RB0544 2.00% 6/1/2041[6]		119	101
Freddie Mac Pool #Q15874 4.00% 2/1/2043[6]		1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048[6]		201	188
Freddie Mac Pool #Q55971 4.00% 5/1/2048[6]		16	15
Freddie Mac Pool #Q56175 4.00% 5/1/2048[6]		14	13
Freddie Mac Pool #Q55970 4.00% 5/1/2048[6]		7	7
Freddie Mac Pool #Q56599 4.00% 6/1/2048[6]		24	22
Freddie Mac Pool #Q57242 4.50% 7/1/2048[6]		10	10
Freddie Mac Pool #Q58411 4.50% 9/1/2048[6]		45	43
Freddie Mac Pool #Q58436 4.50% 9/1/2048[6]		23	23
Freddie Mac Pool #Q58378 4.50% 9/1/2048[6]		15	15
Freddie Mac Pool #ZT1704 4.50% 1/1/2049[6]		1,051	1,011
Freddie Mac Pool #RA3384 3.00% 8/1/2050[6]		14	12
Freddie Mac Pool #RA3506 3.00% 9/1/2050[6]		146	125
Freddie Mac Pool #RA5901 3.00% 9/1/2051[6]		72	62
Freddie Mac Pool #RA6347 3.00% 11/1/2051[6]		147	126
Freddie Mac Pool #SD8214 3.50% 5/1/2052[6]		801	710
Freddie Mac Pool #QE4383 4.00% 6/1/2052[6]		331	304
Freddie Mac Pool #RA7556 4.50% 6/1/2052[6]		831	785
Freddie Mac Pool #SD8225 3.00% 7/1/2052[6]		201	171
Freddie Mac Pool #SD8242 3.00% 9/1/2052[6]		119	101
Freddie Mac Pool #SD1584 4.50% 9/1/2052[6]		181	174
Freddie Mac Pool #QE9222 5.00% 9/1/2052[6]		627	608
Freddie Mac Pool #QF0924 5.50% 9/1/2052[6]		292	289
Freddie Mac Pool #SD2948 5.50% 11/1/2052[6]		113	112
Freddie Mac Pool #SD2602 3.00% 12/1/2052[6]		24	20
Freddie Mac Pool #SD4116 4.50% 12/1/2052[6]		472	446
Freddie Mac Pool #SD2716 5.00% 4/1/2053[6]		101	98
Freddie Mac Pool #SD8316 5.50% 4/1/2053[6]		573	566
Freddie Mac Pool #SD8324 5.50% 5/1/2053[6]		435	429
Freddie Mac Pool #SD8329 5.00% 6/1/2053[6]		34	33
Freddie Mac Pool #SD8331 5.50% 6/1/2053[6]		1,083	1,069
Freddie Mac Pool #SD3175 6.00% 6/1/2053[6]		85	85
Freddie Mac Pool #RA9294 6.50% 6/1/2053[6]		19	19
Freddie Mac Pool #RA9292 6.50% 6/1/2053[6]		16	16
Freddie Mac Pool #RA9289 6.50% 6/1/2053[6]		15	15
Freddie Mac Pool #RA9288 6.50% 6/1/2053[6]		14	14
Freddie Mac Pool #RA9287 6.50% 6/1/2053[6]		10	10
Freddie Mac Pool #RA9290 6.50% 6/1/2053[6]		7	7
Freddie Mac Pool #RA9291 6.50% 6/1/2053[6]		5	6
Freddie Mac Pool #RA9295 6.50% 6/1/2053[6]		4	4
Freddie Mac Pool #SD8342 5.50% 7/1/2053[6]		2,378	2,347

69	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8362 5.50% 9/1/2053[6]	USD	19		$19
Freddie Mac Pool #SD8367 5.50% 10/1/2053[6]		237		234
Freddie Mac Pool #SD8369 6.50% 10/1/2053[6]		1,596		1,626
Freddie Mac Pool #SD4977 5.00% 11/1/2053[6]		913		882
Freddie Mac Pool #SD8372 5.50% 11/1/2053[6]		86		85
Freddie Mac Pool #SD8408 5.50% 3/1/2054[6]		973		960
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[6]		20		20
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[6]		10		10
Freddie Mac Pool #SD5303 6.00% 4/1/2054[6]		486		490
Freddie Mac Pool #RJ1512 5.50% 5/1/2054[6]		284		282
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[6]		25		25
Freddie Mac Pool #QI8872 5.50% 7/1/2054[6]		78		77
Freddie Mac Pool #QI8874 6.00% 7/1/2054[6]		82		83
Freddie Mac Pool #SD8447 6.00% 7/1/2054[6]		30		30
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[6,7]		160		156
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[6,7]		100		92
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[6]		208		189
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[6,7]		201		184
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[6,7]		87		77
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[6]		72		65
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[6]		16		15
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[6]		893		784
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[6]		329		308
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[6]		520		483
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[6]		15		14
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[6]		9		8
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[6]		780		733
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[6]		1,115		1,024
Government National Mortgage Assn. 4.00% 7/1/2054[6,8]		6		6
Government National Mortgage Assn. 5.50% 7/1/2054[6,8]		610		605
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[6]		177		171
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[6]		3,071		2,839
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[6]		65		60
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[6]		231		213
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[6]		419		408
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[6]		1,121		1,092
Government National Mortgage Assn. Pool #694836 5.682% 9/20/2059[6]		—	[4]	—	[4]
Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[6]		—	[4]	—	[4]
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[6]		—	[4]	—	[4]
Uniform Mortgage-Backed Security 2.50% 7/1/2039[6,8]		1,708		1,543
Uniform Mortgage-Backed Security 2.00% 7/1/2054[6,8]		768		601
Uniform Mortgage-Backed Security 3.50% 7/1/2054[6,8]		2,453		2,171
Uniform Mortgage-Backed Security 4.00% 7/1/2054[6,8]		1,003		918
Uniform Mortgage-Backed Security 4.50% 7/1/2054[6,8]		235		222
Uniform Mortgage-Backed Security 5.50% 7/1/2054[6,8]		11,977		11,814
Uniform Mortgage-Backed Security 6.00% 7/1/2054[6,8]		2,134		2,140
Uniform Mortgage-Backed Security 6.50% 7/1/2054[6,8]		6,621		6,739
Uniform Mortgage-Backed Security 7.00% 7/1/2054[6,8]		652		671

American Funds Insurance Series	70

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.00% 8/1/2054[6,8]	USD	988	$841
Uniform Mortgage-Backed Security 4.50% 8/1/2054[6,8]		1,720	1,622
Uniform Mortgage-Backed Security 6.00% 8/1/2054[6,8]		6,177	6,192
Uniform Mortgage-Backed Security 6.50% 8/1/2054[6,8]		222	226
Uniform Mortgage-Backed Security 7.00% 8/1/2054[6,8]		4,332	4,453
			91,021

Commercial mortgage-backed securities 0.56%
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[6]		41	42
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[2,6,7]		110	110
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/2037[2,6,7]		329	330
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[2,6,7]		332	333
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[2,6,7]		107	107
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[2,6,7]		648	640
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[2,6,7]		266	263
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.089% 10/15/2036[2,6,7]		100	98
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[2,6,7]		123	123
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[2,6,7]		152	151
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.843% 6/15/2038[2,6,7]		88	87
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.943% 11/15/2038[2,6,7]		94	93
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.78% 8/15/2039[2,6,7]		80	80
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[2,6,7]		237	238
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[2,6,7]		574	583
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[2,6,7]		583	584
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[2,6,7]		530	531
ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[2,6,7]		213	214
ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039[2,6,7]		191	191
ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039[2,6,7]		133	133
ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039[2,6,7]		120	120
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[2,6,7]		100	100
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[2,6,7]		100	100
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[2,6,7]		91	91
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[6]		73	73
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[2,6]		187	193
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.363% 7/15/2025[2,6,7]		210	209
GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/10/2041[2,6,7]		592	580
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.776% 5/17/2038[2,6,7]		300	300
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[2,6,7]		100	100
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039[2,6,7]		243	244
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[2,6,7]		345	342
			7,383

71	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 0.43%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,6,7]	USD	107	$92
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[2,6,7]		68	61
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,6]		80	71
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,6,7]		157	146
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,6,7]		9	8
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.735% 12/25/2042[2,6,7]		35	36
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[2,6,7]		341	346
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1,(30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[2,6,7]		122	123
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[2,6,7]		117	118
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[2,6]		55	60
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[2,6]		64	64
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.335% 4/25/2042[2,6,7]		74	75
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/2042[2,6,7]		13	13
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[2,6,7]		21	21
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.035% 9/25/2042[2,6,7]		64	68
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.535% 5/25/2044[2,6,7]		276	277
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.15% 1/25/2050[2,6,7]		75	75
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.30% 2/25/2050[2,6,7]		268	271
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.45% 8/25/2050[2,6,7]		430	495
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[2,6,9]		141	141
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,6]		125	120
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[2,6,9]		160	156
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[2,6,9]		65	63
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[2,6,9]		109	106
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[2,6,7]		202	202
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[2,6,9]		179	181
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.564% 3/25/2053[2,6,7]		182	177
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[2,6,9]		236	237
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[2,6,9]		510	513
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,6]		98	93
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[2,6]		309	278
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,6,7]		15	15
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,6,7]		6	6
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,6,7]		26	25
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,6,7]		29	29
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,6,7]		16	15
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,6]		382	339

American Funds Insurance Series	72

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,3]	USD	100	$98
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,6]		195	181
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[2,6]		167	163
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[2,6,9]		98	99
			5,657
Total mortgage-backed obligations			104,061

U.S. Treasury bonds & notes 4.57%
U.S. Treasury 4.57%
U.S. Treasury 0.625% 10/15/2024		7,470	7,368
U.S. Treasury 2.125% 11/30/2024		1,860	1,836
U.S. Treasury 3.875% 3/31/2025		5,877	5,820
U.S. Treasury 4.625% 6/30/2025		4,793	4,770
U.S. Treasury 4.00% 2/15/2026		2,621	2,586
U.S. Treasury 0.75% 3/31/2026		1	1
U.S. Treasury 0.75% 5/31/2026		3,850	3,570
U.S. Treasury 1.875% 6/30/2026		4,855	4,595
U.S. Treasury 4.625% 6/30/2026		1,376	1,374
U.S. Treasury 1.125% 10/31/2026		995	918
U.S. Treasury 2.00% 11/15/2026[10]		2,800	2,635
U.S. Treasury 4.625% 11/15/2026		1,200	1,199
U.S. Treasury 4.00% 1/15/2027		6,541	6,446
U.S. Treasury 0.50% 4/30/2027		2,375	2,123
U.S. Treasury 2.625% 5/31/2027		80	76
U.S. Treasury 4.00% 2/29/2028		745	734
U.S. Treasury 1.25% 3/31/2028		1,350	1,202
U.S. Treasury 3.625% 3/31/2028		4	3
U.S. Treasury 4.25% 6/30/2029		536	534
U.S. Treasury 4.00% 2/28/2030		1,659	1,629
U.S. Treasury 6.25% 5/15/2030		345	379
U.S. Treasury 4.25% 6/30/2031		1,773	1,767
U.S. Treasury 4.125% 11/15/2032		9	9
U.S. Treasury 4.375% 5/15/2034		260	260
U.S. Treasury 4.50% 8/15/2039		1,045	1,049
U.S. Treasury 4.75% 2/15/2041[10]		1,730	1,777
U.S. Treasury 2.00% 11/15/2041		300	206
U.S. Treasury 4.625% 5/15/2044		1,099	1,097
U.S. Treasury 2.375% 5/15/2051		196	129
U.S. Treasury 4.00% 11/15/2052		152	139
U.S. Treasury 4.25% 2/15/2054[10]		3,803	3,623
Total U.S. Treasury bonds & notes			59,854

Corporate bonds, notes & loans 2.39%
Financials 0.41%
American Express Co. 4.90% 2/13/2026		28	28
American International Group, Inc. 5.125% 3/27/2033		17	17
Aon Corp. 5.35% 2/28/2033		21	21
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[9]		31	32
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[9]		238	196
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]		118	117
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[9]		75	75
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[2,9]		400	398
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[2,9]		200	201
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[9]		43	43
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[9]		45	46
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[9]		95	96
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[9]		15	15
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[9]		40	42

73	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Chubb INA Holdings, LLC 5.00% 3/15/2034	USD	35	$35
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[9]		85	85
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[9]		35	30
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]		50	51
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[9]		120	120
Corebridge Financial, Inc. 3.85% 4/5/2029		180	169
Corebridge Financial, Inc. 3.90% 4/5/2032		32	29
Corebridge Financial, Inc. 4.35% 4/5/2042		7	6
Corebridge Financial, Inc. 4.40% 4/5/2052		31	24
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,9]		200	194
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]		150	155
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[9]		150	156
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[9]		5	5
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[9]		60	61
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[9]		111	95
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[9]		80	82
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[9]		78	77
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[9]		95	94
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[9]		64	63
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[9]		50	51
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[9]		259	211
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[9]		17	14
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[9]		55	55
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[9]		25	25
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[9]		75	77
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[2]		20	20
Mastercard, Inc. 4.875% 3/9/2028		31	31
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[7]		25	25
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[9]		140	142
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[9]		20	19
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[9]		35	35
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[9]		100	103
Navient Corp. 5.00% 3/15/2027		150	143
New York Life Global Funding 3.00% 1/10/2028[2]		150	140
PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[9]		35	35
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[9]		50	51
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[9]		87	95
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[9,11]		38	—	[4]
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[9]		11	11
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[9]		10	10
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[9]		40	40
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[9]		70	71
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[9]		85	85
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[9]		120	120
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[2,9]		200	201
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[2,9]		374	349
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[9]		50	50
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]		45	44
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[9]		84	84
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[9]		104	111
Willis North America, Inc. 5.90% 3/5/2054		35	34
			5,340

American Funds Insurance Series	74

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care 0.40%
AbbVie, Inc. 5.05% 3/15/2034	USD	175	$175
AbbVie, Inc. 5.35% 3/15/2044		25	25
AbbVie, Inc. 5.40% 3/15/2054		240	237
AbbVie, Inc. 5.50% 3/15/2064		25	25
Amgen, Inc. 5.507% 3/2/2026		30	30
Amgen, Inc. 5.15% 3/2/2028		55	55
Amgen, Inc. 4.05% 8/18/2029		100	96
Amgen, Inc. 5.25% 3/2/2030		124	125
Amgen, Inc. 4.20% 3/1/2033		133	123
Amgen, Inc. 5.25% 3/2/2033		71	71
Amgen, Inc. 5.60% 3/2/2043		105	103
Amgen, Inc. 4.20% 2/22/2052		19	15
Amgen, Inc. 4.875% 3/1/2053		25	22
Amgen, Inc. 5.65% 3/2/2053		37	36
Amgen, Inc. 5.75% 3/2/2063		85	83
AstraZeneca Finance, LLC 5.00% 2/26/2034		50	50
Baxter International, Inc. 3.132% 12/1/2051		25	16
Bristol-Myers Squibb Co. 4.90% 2/22/2029		95	95
Bristol-Myers Squibb Co. 5.10% 2/22/2031		260	261
Bristol-Myers Squibb Co. 5.20% 2/22/2034		295	294
Bristol-Myers Squibb Co. 5.50% 2/22/2044		25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054		325	321
Bristol-Myers Squibb Co. 5.65% 2/22/2064		100	98
Centene Corp. 4.625% 12/15/2029		530	502
Centene Corp. 3.375% 2/15/2030		179	159
Centene Corp. 2.625% 8/1/2031		40	33
CVS Health Corp. 5.125% 2/21/2030		50	49
CVS Health Corp. 5.25% 2/21/2033		23	22
CVS Health Corp. 5.70% 6/1/2034		97	97
CVS Health Corp. 6.00% 6/1/2044		50	49
CVS Health Corp. 5.625% 2/21/2053		55	51
CVS Health Corp. 6.05% 6/1/2054		50	49
Elevance Health, Inc. 4.75% 2/15/2033		16	15
Gilead Sciences, Inc. 1.65% 10/1/2030		8	7
HCA,Inc. 2.375% 7/15/2031		18	15
Humana, Inc. 3.70% 3/23/2029		12	11
Humana, Inc. 5.375% 4/15/2031		13	13
Medline Borrower, LP 6.25% 4/1/2029[2]		380	385
Merck & Co.,Inc. 1.70% 6/10/2027		118	108
Merck & Co.,Inc. 3.40% 3/7/2029		110	104
Merck & Co., Inc. 4.50% 5/17/2033		35	34
Merck & Co., Inc. 4.90% 5/17/2044		35	33
Molina Healthcare, Inc. 3.875% 5/15/2032[2]		40	35
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030		10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		23	22
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		17	16
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		270	259
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		650	611
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		224	157
			5,227

Energy 0.34%
Apache Corp. 4.25% 1/15/2030		385	359
BP Capital Markets America, Inc. 3.633% 4/6/2030		360	335
Cenovus Energy, Inc. 5.40% 6/15/2047		44	40
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[2]		9	9
ConocoPhillips Co. 5.30% 5/15/2053		25	24
Crescent Energy Finance, LLC 7.375% 1/15/2033[2]		270	271
Diamondback Energy, Inc. 5.40% 4/18/2034		41	41
Enbridge, Inc. 6.70% 11/15/2053		12	13

75	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Energy Transfer, LP 6.10% 12/1/2028	USD	41	$42
Energy Transfer, LP 5.25% 7/1/2029		23	23
Energy Transfer, LP 6.40% 12/1/2030		34	36
Energy Transfer, LP 5.60% 9/1/2034		39	39
Energy Transfer, LP 6.05% 9/1/2054		22	22
Equinor ASA 2.375% 5/22/2030		365	319
Exxon Mobil Corp. 2.995% 8/16/2039		200	152
Exxon Mobil Corp. 3.452% 4/15/2051		25	18
Hess Midstream Operations, LP 6.50% 6/1/2029[2]		530	538
Hilcorp Energy I, LP 6.875% 5/15/2034[2]		400	396
Kinder Morgan, Inc. 5.20% 6/1/2033		7	7
Kinder Morgan, Inc. 5.40% 2/1/2034		63	62
Kinder Morgan, Inc. 5.45% 8/1/2052		11	10
MPLX, LP 4.95% 9/1/2032		20	19
New Fortress Energy, Inc. 6.50% 9/30/2026[2]		80	74
ONEOK, Inc. 6.05% 9/1/2033		88	91
ONEOK, Inc. 7.15% 1/15/2051		97	107
ONEOK, Inc. 6.625% 9/1/2053		91	97
Petroleos Mexicanos 6.50% 1/23/2029		20	18
Petroleos Mexicanos 8.75% 6/2/2029		177	173
Shell International Finance BV 2.00% 11/7/2024		420	415
TransCanada Pipelines, Ltd. 5.10% 3/15/2049		150	136
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[2]		595	534
Williams Companies, Inc. 5.15% 3/15/2034		50	49
Williams Companies, Inc. 5.30% 8/15/2052		40	37
			4,506

Consumer discretionary 0.33%
Advance Auto Parts, Inc. 3.90% 4/15/2030		18	16
Advance Auto Parts, Inc. 3.50% 3/15/2032		12	10
Bath & Body Works, Inc. 6.875% 11/1/2035		150	151
BMW US Capital, LLC 4.15% 4/9/2030[2]		290	278
BMW US Capital, LLC 3.70% 4/1/2032[2]		25	23
Carnival Corp. 6.00% 5/1/2029[2]		830	820
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]		175	172
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]		150	149
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[2]		150	149
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]		150	124
Ford Motor Credit Co., LLC 2.30% 2/10/2025		200	196
Ford Motor Credit Co., LLC 5.125% 6/16/2025		695	690
Ford Motor Credit Co., LLC 2.70% 8/10/2026		306	288
Ford Motor Credit Co., LLC 4.95% 5/28/2027		604	590
Ford Motor Credit Co., LLC 6.798% 11/7/2028		200	207
Grand Canyon University 4.125% 10/1/2024		200	199
Hyundai Capital America 5.275% 6/24/2027[2]		55	55
McDonald’s Corp. 3.60% 7/1/2030		12	11
McDonald’s Corp. 4.60% 9/9/2032		3	3
McDonald’s Corp. 4.95% 8/14/2033		3	3
McDonald’s Corp. 5.15% 9/9/2052		10	9
Toyota Motor Credit Corp. 5.40% 11/10/2025		228	229
			4,372

Utilities 0.19%
AEP Transmission Co., LLC 3.80% 6/15/2049		45	33
Consumers Energy Co. 4.625% 5/15/2033		50	48
DTE Energy Co. 3.00% 3/1/2032		42	36
Duke Energy Florida, LLC 5.95% 11/15/2052		25	25
Edison International 4.125% 3/15/2028		132	126
Edison International 6.95% 11/15/2029		25	27

American Funds Insurance Series	76

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[2,9]	USD	200	$218
Eversource Energy 5.50% 1/1/2034		25	25
FirstEnergy Corp. 2.65% 3/1/2030		393	342
FirstEnergy Corp. 2.25% 9/1/2030		107	90
Florida Power & Light Co. 5.05% 4/1/2028		70	70
Florida Power & Light Co. 5.10% 4/1/2033		35	35
NiSource, Inc. 5.40% 6/30/2033		25	25
Pacific Gas and Electric Co. 2.95% 3/1/2026		97	93
Pacific Gas and Electric Co. 3.75% 7/1/2028		105	99
Pacific Gas and Electric Co. 4.65% 8/1/2028		284	275
Pacific Gas and Electric Co. 6.10% 1/15/2029		35	36
Pacific Gas and Electric Co. 2.50% 2/1/2031		375	309
Pacific Gas and Electric Co. 6.40% 6/15/2033		50	52
Pacific Gas and Electric Co. 5.80% 5/15/2034		50	50
Pacific Gas and Electric Co. 4.95% 7/1/2050		62	51
PacifiCorp 5.30% 2/15/2031		35	35
PacifiCorp 5.50% 5/15/2054		95	88
PacifiCorp 5.80% 1/15/2055		25	24
Southern California Edison Co. 5.20% 6/1/2034		40	39
Southern California Edison Co. 3.60% 2/1/2045		206	151
Southern California Edison Co. 5.75% 4/15/2054		25	24
Union Electric Co. 3.90% 4/1/2052		25	19
WEC Energy Group, Inc. 5.15% 10/1/2027		25	25
			2,470

Real estate 0.18%
American Tower Corp. 4.05% 3/15/2032		11	10
Boston Properties, LP 2.45% 10/1/2033		7	5
Boston Properties, LP 6.50% 1/15/2034		38	39
Crown Castle, Inc. 5.00% 1/11/2028		54	53
Equinix, Inc. 1.55% 3/15/2028		25	22
Equinix,Inc. 3.20% 11/18/2029		144	130
Iron Mountain, Inc. 4.50% 2/15/2031[2]		530	479
Kennedy-Wilson, Inc. 5.00% 3/1/2031		550	450
MPT Operating Partnership, LP 5.00% 10/15/2027		475	393
Prologis, LP 5.00% 3/15/2034		40	39
Service Properties Trust 8.375% 6/15/2029		680	669
			2,289

Industrials 0.17%
BAE Systems PLC 5.30% 3/26/2034[2]		200	198
Boeing Co. 2.75% 2/1/2026		91	86
Boeing Co. 6.259% 5/1/2027[2]		376	379
Boeing Co. 6.298% 5/1/2029[2]		12	12
Boeing Co. 3.625% 2/1/2031		178	156
Boeing Co. 6.388% 5/1/2031[2]		92	94
Boeing Co. 6.528% 5/1/2034[2]		585	599
Boeing Co. 5.805% 5/1/2050		80	72
Boeing Co. 6.858% 5/1/2054[2]		56	57
Canadian Pacific Railway Co. 3.10% 12/2/2051		102	68
Carrier Global Corp. 2.722% 2/15/2030		9	8
Carrier Global Corp. 2.70% 2/15/2031		9	8
Carrier Global Corp. 5.90% 3/15/2034		40	42
Carrier Global Corp. 3.577% 4/5/2050		8	6
Carrier Global Corp. 6.20% 3/15/2054		49	52
CSX Corp. 4.75% 11/15/2048		50	45
CSX Corp. 4.50% 11/15/2052		35	30
L3Harris Technologies, Inc. 5.40% 7/31/2033		15	15

77	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
L3Harris Technologies, Inc. 5.60% 7/31/2053	USD	13	$13
Lockheed Martin Corp. 5.10% 11/15/2027		19	19
Lockheed Martin Corp. 5.20% 2/15/2064		8	8
Moog,Inc. 4.25% 12/9/2027[2]		55	52
Norfolk Southern Corp. 5.35% 8/1/2054		51	49
Northrop Grumman Corp. 4.95% 3/15/2053		21	19
Republic Services, Inc. 5.00% 4/1/2034		13	13
RTX Corp. 6.00% 3/15/2031		35	36
RTX Corp. 6.10% 3/15/2034		27	28
RTX Corp. 6.40% 3/15/2054		22	24
Union Pacific Corp. 2.80% 2/14/2032		17	15
Union Pacific Corp. 3.50% 2/14/2053		20	14
Waste Management,Inc. 4.625% 2/15/2030		60	59
			2,276

Communication services 0.12%
América Móvil, SAB de CV 8.46% 12/18/2036	MXN	1,300	60
AT&T, Inc. 3.50% 6/1/2041	USD	75	57
CCO Holdings, LLC 4.75% 2/1/2032[2]		25	21
CCO Holdings, LLC 4.25% 1/15/2034[2]		175	133
Charter Communications Operating, LLC 6.10% 6/1/2029		41	41
Charter Communications Operating, LLC 3.70% 4/1/2051		25	15
SBA Tower Trust 1.631% 11/15/2026[2]		253	230
T-Mobile USA, Inc. 3.875% 4/15/2030		625	585
T-Mobile USA, Inc. 2.55% 2/15/2031		203	172
T-Mobile USA, Inc. 6.00% 6/15/2054		69	71
Verizon Communications, Inc. 1.75% 1/20/2031		142	115
WarnerMedia Holdings,Inc. 5.05% 3/15/2042		47	38
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		88	69
			1,607

Materials 0.11%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		35	35
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		7	7
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053		15	15
Celanese US Holdings, LLC 6.35% 11/15/2028		36	37
Celanese US Holdings, LLC 6.55% 11/15/2030		27	28
Celanese US Holdings, LLC 6.379% 7/15/2032		10	10
Celanese US Holdings, LLC 6.70% 11/15/2033		23	24
Consolidated Energy Finance SA 5.625% 10/15/2028[2]		750	638
Dow Chemical Co. (The) 5.15% 2/15/2034		34	33
Dow Chemical Co. (The) 5.55% 11/30/2048		15	14
Dow Chemical Co. (The) 3.60% 11/15/2050		75	52
Dow Chemical Co. (The) 6.90% 5/15/2053		6	7
Dow Chemical Co. (The) 5.60% 2/15/2054		53	51
Eastman Chemical Co. 5.625% 2/20/2034		35	35
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]		4	3
LYB International Finance III, LLC 3.625% 4/1/2051		102	70
NOVA Chemicals Corp. 8.50% 11/15/2028[2]		10	11
NOVA Chemicals Corp. 4.25% 5/15/2029[2]		325	287
			1,408

Consumer staples 0.09%
7-Eleven,Inc. 1.30% 2/10/2028[2]		14	12
BAT Capital Corp. 4.70% 4/2/2027		105	103
BAT Capital Corp. 6.343% 8/2/2030		9	9
BAT Capital Corp. 6.421% 8/2/2033		38	40
BAT Capital Corp. 7.079% 8/2/2043		31	33

American Funds Insurance Series	78

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
BAT Capital Corp. 4.54% 8/15/2047	USD	55	$42
BAT Capital Corp. 4.758% 9/6/2049		121	95
BAT Capital Corp. 7.081% 8/2/2053		69	74
BAT International Finance PLC 4.448% 3/16/2028		150	145
Campbell Soup Co. 5.40% 3/21/2034		22	22
Constellation Brands, Inc. 5.00% 2/2/2026		50	50
H.J. Heinz Co. 4.875% 10/1/2049		235	205
J. M. Smucker Co. (The) 6.20% 11/15/2033		22	23
J. M. Smucker Co. (The) 6.50% 11/15/2043		6	6
J. M. Smucker Co. (The) 6.50% 11/15/2053		21	23
Philip Morris International, Inc. 5.125% 11/17/2027		43	43
Philip Morris International, Inc. 5.625% 11/17/2029		23	24
Philip Morris International, Inc. 5.125% 2/15/2030		56	56
Philip Morris International, Inc. 5.50% 9/7/2030		70	71
Philip Morris International, Inc. 5.75% 11/17/2032		16	16
Philip Morris International, Inc. 5.375% 2/15/2033		55	55
Philip Morris International, Inc. 5.625% 9/7/2033		30	30
			1,177

Information technology 0.05%
Broadcom, Inc. 4.00% 4/15/2029[2]		3	3
Broadcom, Inc. 4.15% 4/15/2032[2]		11	10
Broadcom, Inc. 3.137% 11/15/2035[2]		2	1
Cisco Systems, Inc. 4.95% 2/26/2031		11	11
Cisco Systems, Inc. 5.05% 2/26/2034		4	4
Cisco Systems, Inc. 5.30% 2/26/2054		8	8
Cisco Systems, Inc. 5.35% 2/26/2064		11	11
Intel Corp. 5.15% 2/21/2034		20	20
Intel Corp. 5.60% 2/21/2054		39	38
Lenovo Group, Ltd. 5.875% 4/24/2025		400	401
ServiceNow,Inc. 1.40% 9/1/2030		130	105
			612
Total corporate bonds, notes & loans			31,284

Asset-backed obligations 0.84%
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[2,6]		64	65
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,6]		4	4
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,6]		100	100
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[2,6]		215	214
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[6]		100	98
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,6]		85	83
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,6]		100	98
Auxilior Term Funding, LLC, Series 24-1A, Class A2, 5.84% 3/15/2027[2,6]		477	477
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,6]		197	187
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,6]		100	96
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,6]		339	344
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,6]		19	19
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,6]		351	333
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,6]		87	76
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,6]		90	84
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,6]		90	75
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,6]		316	289
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,6]		489	482
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,6]		10	10

79	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[2,6]	USD	497	$497
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,6]		20	20
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[2,6]		525	524
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,6]		131	126
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,6]		176	175
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[2,6]		181	183
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,6]		188	187
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,6]		395	360
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,6]		73	65
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,6]		103	98
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[2,6]		386	357
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,6]		285	286
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,6]		184	189
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[6]		25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[6]		48	47
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,6]		247	244
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,6]		100	99
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,6]		268	245
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,6]		100	91
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,6]		100	91
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[6]		28	28
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[6]		28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,6]		9	9
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[2,6]		190	190
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,6]		70	70
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,6]		34	30
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,6]		59	52
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,6]		146	132
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,6]		292	267
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/2062[2,6,7]		149	148
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,6]		935	834
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[2,6]		100	101
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,6]		94	89
PEAC Solutions Receivables, LLC, Series 2024-1, Class A2, 5.79% 6/21/2027[2,6]		273	274
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,6]		100	99
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,6]		175	175
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[2,6]		156	156
SCF Equipment Leasing, LLC, Series 2024-1, Class A2, 5.88% 11/20/2029[2,6]		100	100
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,6]		39	39
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,6]		52	46
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,6]		117	109
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,6,7]		335	312
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.903% 8/15/2025[6,7]		1	1
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[2,6]		100	100
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[6,9]		451	450
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,6]		53	53
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,6]		100	100
			11,035

American Funds Insurance Series	80

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.06%
Peru (Republic of) 2.783% 1/23/2031	USD	190	$164
Portuguese Republic 5.125% 10/15/2024		18	18
Qatar (State of) 4.50% 4/23/2028		200	198
Saudi Arabia (Kingdom of) 3.625% 3/4/2028		200	190
United Mexican States 3.25% 4/16/2030		200	176
			746
Municipals 0.02%
Illinois 0.01%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		212	208

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049		135	136
Total municipals			344
Total bonds, notes & other debt instruments (cost: $211,740,000)			207,324

Investment funds 2.30%	Shares
Capital Group Central Corporate Bond Fund[12]	3,645,090	30,145
Total Investment funds (cost: $33,746,000)		30,145

Short-term securities 7.27%
Money market investments 6.14%
Capital Group Central Cash Fund 5.37%[12,13,14]	804,193	80,419

Money market investments purchased with collateral from securities on loan 1.13%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[13,14]	10,117,335	10,118
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[13,14]	4,730,095	4,730
		14,848
Total short-term securities (cost: $95,254,000)		95,267
Total investment securities 103.54% (cost: $1,143,009,000)		1,356,561
Other assets less liabilities (3.54)%		(46,427)
Net assets 100.00%		$1,310,134

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	113	9/3/2024	USD	44,589	$(3)
3 Month SOFR Futures	Long	28	3/19/2025		6,660	1
3 Month SOFR Futures	Long	73	9/17/2025		17,463	55

81	American Funds Insurance Series

Capital Income Builder (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	237	10/3/2024	USD	48,400	$106
5 Year U.S. Treasury Note Futures	Long	506	10/3/2024		53,929	277
10 Year U.S. Treasury Note Futures	Long	48	9/30/2024		5,279	51
10 Year Ultra U.S. Treasury Note Futures	Short	7	9/30/2024		(795)	1
20 Year U.S. Treasury Bond Futures	Long	8	9/30/2024		946	11
30 Year Ultra U.S. Treasury Bond Futures	Long	65	9/30/2024		8,147	75
						$574

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay				Notional	Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date		amount (000)	6/30/2024 (000)	(received) (000)	at 6/30/2024 (000)
SOFR	Annual	3.055%	Annual	4/6/2031	USD	6,700	$362	$—	$362
SOFR	Annual	2.91%	Annual	9/18/2050	USD	592	84	—	84
							$446	$—	$446

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[15] (000)		Value at 6/30/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD	170	$11	$9	$2

Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 2.30%
Capital Group Central Corporate Bond Fund	$34,970	$676	$4,712		$(941)	$152	$30,145	$676
Short-term securities 6.14%
Money market investments 6.14%
Capital Group Central Cash Fund 5.37%13,14	91,779	97,143	108,512		—	9	80,419	2,376
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.37%[13]	59		59	[17]			—	—	[18]
Total short-term securities							80,419
Total 8.44%					$(941)	$161	$110,564	$3,052

American Funds Insurance Series	82

Capital Income Builder (continued)

[1]	All or a portion of this security was on loan. The total value of all such securities was $20,164,000, which represented 1.54% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $35,042,000, which represented 2.67% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Purchased on a TBA basis.
[9]	Step bond; coupon rate may change at a later date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,858,000, which represented .14% of the net assets of the fund.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[17]	Represents net activity. Refer to Note 5 for more information on securities lending.
[18]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

83	American Funds Insurance Series

Capital Income Builder (continued)

Key to abbreviation(s)

ADR = American Depositary Receipts

Assn. = Association

Auth. = Authority

CAD = Canadian dollars

CDI = CREST Depository Interest

CME = CME Group

DAC = Designated Activity Company

Fncg. = Financing

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

ICE = Intercontinental Exchange, Inc.

MXN = Mexican pesos

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	84

Asset Allocation Fund

Investment portfolio June 30, 2024	unaudited

Common stocks 68.26%	Shares	Value (000)
Information technology 16.25%
Broadcom,Inc.	918,021	$1,473,910
Microsoft Corp.	2,319,173	1,036,554
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,668,838	637,681
Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	22,990
ASML Holding NV (ADR)	374,711	383,228
Apple, Inc.	1,226,378	258,300
Oracle Corp.	928,989	131,173
NVIDIA Corp.	948,770	117,211
Applied Materials,Inc.	426,300	100,603
MicroStrategy, Inc., Class A1	43,100	59,369
Salesforce, Inc.	225,203	57,900
Synopsys, Inc.[1]	90,490	53,847
Micron Technology, Inc.	175,097	23,030
Diebold Nixdorf, Inc.[1]	532,940	20,508
		4,376,304

Health care 10.26%
Eli Lilly and Co.	653,499	591,665
UnitedHealth Group, Inc.	968,599	493,269
Vertex Pharmaceuticals, Inc.[1]	1,029,586	482,588
Gilead Sciences, Inc.	4,174,538	286,415
Thermo Fisher Scientific, Inc.	300,000	165,900
Regeneron Pharmaceuticals, Inc.[1]	150,000	157,654
Novo Nordisk AS, Class B	999,920	142,845
AstraZeneca PLC	461,000	71,868
AbbVie, Inc.	389,195	66,755
Alnylam Pharmaceuticals, Inc.[1]	205,917	50,038
Centene Corp.[1]	675,000	44,752
Cooper Companies, Inc.	418,000	36,491
Merck & Co., Inc.	280,560	34,733
CVS Health Corp.	506,300	29,902
Danaher Corp.	95,660	23,901
Illumina,Inc.[1]	194,900	20,344
Rotech Healthcare, Inc.1,2,3	184,138	18,138
Pfizer, Inc.	459,554	12,858
Boston Scientific Corp.[1]	130,293	10,034
AbCellera Biologics, Inc.[1,4]	2,871,293	8,499
Zoetis, Inc., Class A	42,300	7,333
Endo,Inc.[1]	101,957	2,868
Endo, Inc.[1,5]	38,158	1,073
Endo, Inc., 1L 7.50% Escrow[1,2]	9,648,000	—	[6]
Catalent, Inc.[1]	40,200	2,260
		2,762,183

Financials 9.89%
Apollo Asset Management, Inc.	2,630,627	310,598
Aon PLC, Class A	752,130	220,810
JPMorgan Chase & Co.	979,000	198,012
Synchrony Financial	3,600,000	169,884
Arthur J. Gallagher & Co.	572,715	148,511
Mastercard, Inc., Class A	317,897	140,243
Visa, Inc., Class A	530,120	139,140
Ares Management Corp., Class A	1,015,403	135,333
Blue Owl Capital, Inc., Class A	7,085,161	125,762
Discover Financial Services	922,710	120,700
Blackstone, Inc.	785,000	97,183
Capital One Financial Corp.	675,000	93,454
Fiserv, Inc.[1]	582,763	86,855
CME Group, Inc., Class A	361,000	70,973
BlackRock, Inc.	88,049	69,323
American Express Co.	280,560	64,964
Bank of America Corp.	1,580,000	62,837
85	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
KKR & Co., Inc.	595,732	$62,695
Wells Fargo & Co.	980,000	58,202
Nasdaq, Inc.	962,300	57,988
Intercontinental Exchange, Inc.	412,619	56,483
London Stock Exchange Group PLC	460,314	54,564
Carlyle Group,Inc. (The)	814,688	32,710
RenaissanceRe Holdings, Ltd.	97,535	21,800
Brookfield Corp., Class A	486,973	20,229
Fifth Third Bancorp	432,000	15,764
Goldman Sachs Group, Inc.	30,100	13,615
Chubb, Ltd.	37,981	9,688
LPL Financial Holdings, Inc.	17,807	4,973
Sberbank of Russia PJSC[2]	8,880,000	—	[6]
		2,663,293

Communication services 6.70%
Meta Platforms, Inc., Class A	1,535,752	774,357
Alphabet, Inc., Class C	3,149,339	577,652
Alphabet, Inc., Class A	531,770	96,862
Comcast Corp., Class A	5,491,873	215,062
Take-Two Interactive Software, Inc.[1]	550,000	85,519
Charter Communications, Inc., Class A1	184,000	55,009
		1,804,461

Consumer discretionary 6.62%
Booking Holdings, Inc.	107,243	424,843
Home Depot, Inc.	815,243	280,639
Royal Caribbean Cruises, Ltd.[1]	1,259,400	200,786
General Motors Co.	3,500,000	162,610
LVMH Moët Hennessy-Louis Vuitton SE	202,300	155,357
Amazon.com, Inc.[1]	747,737	144,500
D.R. Horton, Inc.	550,000	77,512
Darden Restaurants, Inc.	448,084	67,804
Compagnie Financière Richemont SA, Class A	391,173	61,050
YUM! Brands, Inc.	368,381	48,796
Texas Roadhouse, Inc.	263,872	45,310
Hilton Worldwide Holdings, Inc.	139,547	30,449
Moncler SpA	395,000	24,190
Restaurant Brands International, Inc.	271,440	19,101
Advance Auto Parts, Inc.	249,443	15,797
lululemon athletica, Inc.[1]	31,981	9,553
AutoZone, Inc.[1]	2,534	7,511
Five Below, Inc.[1]	43,676	4,759
Party City Holdco, Inc.[1,2]	68,158	1,187
Party City Holdco, Inc.1,2,5	681	12
		1,781,766

Industrials 6.32%
L3Harris Technologies, Inc.	1,031,041	231,551
Boeing Co.[1]	1,007,043	183,292
Deere & Co.	392,399	146,612
Caterpillar, Inc.	350,000	116,585
Ingersoll-Rand, Inc.	1,127,311	102,405
TransDigm Group, Inc.	74,424	95,085
General Electric Co.	595,120	94,606
Airbus SE, non-registered shares	651,130	89,781
Union Pacific Corp.	335,667	75,948
Southwest Airlines Co.	2,523,000	72,183
Republic Services,Inc.	340,689	66,210
Safran SA	312,100	65,661
Eaton Corp. PLC	172,210	53,996
United Rentals, Inc.	78,815	50,972

American Funds Insurance Series	86

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Copart, Inc.[1]	835,833	$45,269
Lockheed Martin Corp.	91,466	42,724
Quanta Services,Inc.	152,260	38,688
Carrier Global Corp.	587,000	37,028
Northrop Grumman Corp.	80,000	34,876
GE Vernova,Inc.[1]	117,817	20,207
Johnson Controls International PLC	278,300	18,499
CSX Corp.	344,040	11,508
Regal Rexnord Corp.	53,733	7,266
		1,700,952

Materials 4.21%
Franco-Nevada Corp.	1,597,498	189,404
Royal Gold,Inc.	1,405,000	175,850
Wheaton Precious Metals Corp.[4]	3,349,100	175,560
Lundin Mining Corp.	14,980,000	166,767
ATI, Inc.[1]	2,804,538	155,512
Nucor Corp.	500,000	79,040
First Quantum Minerals, Ltd.	5,805,000	76,251
Freeport-McMoRan, Inc.	1,431,593	69,575
Linde PLC	73,100	32,077
Air Products and Chemicals, Inc.	45,664	11,783
Venator Materials PLC[1,2]	4,096	2,890
		1,134,709

Consumer staples 3.57%
Philip Morris International, Inc.	3,305,485	334,945
Constellation Brands, Inc., Class A	669,157	172,161
Altria Group, Inc.	2,239,790	102,022
Costco Wholesale Corp.	89,700	76,244
Nestlé SA	609,435	62,210
Monster Beverage Corp.[1]	702,217	35,076
British American Tobacco PLC	1,080,000	33,199
Dollar Tree Stores, Inc.[1]	287,000	30,643
Keurig Dr Pepper, Inc.	907,399	30,307
Mondelez International, Inc., Class A	440,000	28,793
Bunge Global SA	197,085	21,043
Procter & Gamble Co.	105,500	17,399
Dollar General Corp.	125,000	16,529
		960,571

Energy 3.21%
Canadian Natural Resources, Ltd. (CAD denominated)	13,470,800	479,830
ConocoPhillips	824,000	94,249
Halliburton Co.	2,534,613	85,619
Schlumberger NV	1,326,757	62,596
Noble Corp. PLC, Class A	657,505	29,358
Exxon Mobil Corp.	233,835	26,919
Cenovus Energy, Inc. (CAD denominated)	1,348,236	26,501
EOG Resources, Inc.	174,000	21,901
TechnipFMC PLC[4]	715,711	18,716
New Fortress Energy, Inc., Class A4	408,780	8,985
TC Energy Corp. (CAD denominated)[4]	205,000	7,771
Altera Infrastructure, LP1,2	16,129	1,205
Constellation Oil Services Holding SA, Class B-1[1,2]	480,336	77
Bighorn Permian Resources, LLC[2]	4,392	—	[6]
		863,727

87	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate 1.07%
Extra Space Storage, Inc. REIT	811,931	$126,182
VICI Properties, Inc. REIT	4,209,324	120,555
Crown Castle, Inc. REIT	435,600	42,558
		289,295

Utilities 0.16%
Constellation Energy Corp.	138,666	27,771
FirstEnergy Corp.	400,000	15,308
		43,079
Total common stocks (cost: $10,597,781,000)		18,380,340

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,5]	450	771
Total preferred securities (cost: $466,000)		771

Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,2]	4	—	[6]
Total rights & warrants (cost: $0)		—	[6]

Convertible stocks 0.04%
Health care 0.04%
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2,3]	4,955,500	11,596
Total convertible stocks (cost: $50,000,000)		11,596

	Principal amount
Convertible bonds & notes 0.01%	(000)
Communication services 0.01%
DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD	4,000	2,501
Total convertible bonds & notes (cost: $2,707,000)			2,501

Bonds, notes & other debt instruments 23.64%
Mortgage-backed obligations 9.11%
Federal agency mortgage-backed obligations 8.42%
Fannie Mae Pool #AD7072 4.00% 6/1/2025[7]	—	[6]	—	[6]
Fannie Mae Pool #AE3069 4.00% 9/1/2025[7]	—	[6]	—	[6]
Fannie Mae Pool #AH0829 4.00% 1/1/2026[7]	—	[6]	—	[6]
Fannie Mae Pool #AH6431 4.00% 2/1/2026[7]	79		77
Fannie Mae Pool #AH5618 4.00% 2/1/2026[7]	—	[6]	—	[6]
Fannie Mae Pool #890329 4.00% 4/1/2026[7]	9		9
Fannie Mae Pool #MA1109 4.00% 5/1/2027[7]	1		1
Fannie Mae Pool #MA3653 3.00% 3/1/2029[7]	9		8
Fannie Mae Pool #AL8347 4.00% 3/1/2029[7]	49		49
Fannie Mae Pool #254767 5.50% 6/1/2033[7]	160		160
Fannie Mae Pool #555956 5.50% 12/1/2033[7]	102		102
Fannie Mae Pool #BN1085 4.00% 1/1/2034[7]	296		287
Fannie Mae Pool #929185 5.50% 1/1/2036[7]	318		319
Fannie Mae Pool #893641 6.00% 9/1/2036[7]	542		555
Fannie Mae Pool #893688 6.00% 10/1/2036[7]	138		141
Fannie Mae Pool #AS8554 3.00% 12/1/2036[7]	5,069		4,673
Fannie Mae Pool #907239 6.00% 12/1/2036[7]	22		22
Fannie Mae Pool #928031 6.00% 1/1/2037[7]	48		49

American Funds Insurance Series	88

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #888292 6.00% 3/1/2037[7]	USD	449		$460
Fannie Mae Pool #AD0249 5.50% 4/1/2037[7]		84		85
Fannie Mae Pool #190379 5.50% 5/1/2037[7]		45		45
Fannie Mae Pool #924952 6.00% 8/1/2037[7]		683		698
Fannie Mae Pool #888637 6.00% 9/1/2037[7]		8		8
Fannie Mae Pool #995674 6.00% 5/1/2038[7]		255		261
Fannie Mae Pool #AD0119 6.00% 7/1/2038[7]		803		823
Fannie Mae Pool #995224 6.00% 9/1/2038[7]		7		7
Fannie Mae Pool #AE0021 6.00% 10/1/2038[7]		251		258
Fannie Mae Pool #AL7164 6.00% 10/1/2038[7]		173		176
Fannie Mae Pool #889983 6.00% 10/1/2038[7]		15		15
Fannie Mae Pool #AD0095 6.00% 11/1/2038[7]		568		581
Fannie Mae Pool #AB0538 6.00% 11/1/2038[7]		96		98
Fannie Mae Pool #995391 6.00% 11/1/2038[7]		11		12
Fannie Mae Pool #AD0833 6.00% 1/1/2039[7]		—	[6]	—	[6]
Fannie Mae Pool #AL0309 6.00% 1/1/2040[7]		52		53
Fannie Mae Pool #AL0013 6.00% 4/1/2040[7]		152		156
Fannie Mae Pool #AL7228 6.00% 4/1/2041[7]		193		197
Fannie Mae Pool #AB4536 6.00% 6/1/2041[7]		359		367
Fannie Mae Pool #MA4387 2.00% 7/1/2041[7]		6,756		5,685
Fannie Mae Pool #MA4501 2.00% 12/1/2041[7]		7,786		6,517
Fannie Mae Pool #FS0305 1.50% 1/1/2042[7]		20,333		16,400
Fannie Mae Pool #MA4520 2.00% 1/1/2042[7]		13,249		11,089
Fannie Mae Pool #AP2131 3.50% 8/1/2042[7]		2,699		2,470
Fannie Mae Pool #AU8813 4.00% 11/1/2043[7]		1,806		1,710
Fannie Mae Pool #AU9348 4.00% 11/1/2043[7]		1,012		958
Fannie Mae Pool #AU9350 4.00% 11/1/2043[7]		868		819
Fannie Mae Pool #AL8773 3.50% 2/1/2045[7]		4,657		4,244
Fannie Mae Pool #FM9416 3.50% 7/1/2045[7]		7,679		6,964
Fannie Mae Pool #AL8354 3.50% 10/1/2045[7]		1,135		1,029
Fannie Mae Pool #AL8522 3.50% 5/1/2046[7]		2,395		2,171
Fannie Mae Pool #BC7611 4.00% 5/1/2046[7]		82		77
Fannie Mae Pool #AS8310 3.00% 11/1/2046[7]		326		289
Fannie Mae Pool #BD9307 4.00% 11/1/2046[7]		1,271		1,189
Fannie Mae Pool #BD9699 3.50% 12/1/2046[7]		1,421		1,286
Fannie Mae Pool #BE1290 3.50% 2/1/2047[7]		1,892		1,714
Fannie Mae Pool #BM1179 3.00% 4/1/2047[7]		415		365
Fannie Mae Pool #256975 7.00% 10/1/2047[7]		2		2
Fannie Mae Pool #CA0770 3.50% 11/1/2047[7]		1,347		1,217
Fannie Mae Pool #257036 7.00% 11/1/2047[7]		6		6
Fannie Mae Pool #MA3211 4.00% 12/1/2047[7]		2,319		2,168
Fannie Mae Pool #MA3277 4.00% 2/1/2048[7]		9		9
Fannie Mae Pool #BK5255 4.00% 5/1/2048[7]		10		9
Fannie Mae Pool #FM3278 3.50% 11/1/2048[7]		14,686		13,283
Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]		1,987		1,802
Fannie Mae Pool #CA4756 3.00% 12/1/2049[7]		1,531		1,328
Fannie Mae Pool #CA5968 2.50% 6/1/2050[7]		4,974		4,147
Fannie Mae Pool #CA6593 2.50% 8/1/2050[7]		11,280		9,393
Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]		348		300
Fannie Mae Pool #CA7737 2.50% 11/1/2050[7]		9,151		7,590
Fannie Mae Pool #CA7599 2.50% 11/1/2050[7]		1,426		1,191
Fannie Mae Pool #FM4897 3.00% 11/1/2050[7]		12,840		11,236
Fannie Mae Pool #MA4237 2.00% 1/1/2051[7]		6,150		4,870
Fannie Mae Pool #CA8828 2.50% 2/1/2051[7]		3,567		2,968
Fannie Mae Pool #CB0290 2.00% 4/1/2051[7]		4,442		3,505
Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]		5,000		4,295
Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]		601		517
Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]		462		397
Fannie Mae Pool #MA4378 2.00% 7/1/2051[7]		164		129
Fannie Mae Pool #FM8453 3.00% 8/1/2051[7]		4,308		3,741
Fannie Mae Pool #CB1304 3.00% 8/1/2051[7]		78		67

89	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4465 2.00% 11/1/2051[7]	USD	9,007	$7,073
Fannie Mae Pool #CB2078 3.00% 11/1/2051[7]		8,781	7,533
Fannie Mae Pool #MA4492 2.00% 12/1/2051[7]		2,597	2,038
Fannie Mae Pool #CB2286 2.50% 12/1/2051[7]		15,565	12,897
Fannie Mae Pool #CB2375 2.50% 12/1/2051[7]		7,243	6,008
Fannie Mae Pool #CB2319 2.50% 12/1/2051[7]		177	147
Fannie Mae Pool #BT9483 2.50% 12/1/2051[7]		85	71
Fannie Mae Pool #CB2372 2.50% 12/1/2051[7]		84	70
Fannie Mae Pool #BT9510 2.50% 12/1/2051[7]		84	70
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[7]		3,141	2,466
Fannie Mae Pool #FS0182 3.00% 1/1/2052[7]		11,326	9,720
Fannie Mae Pool #BV3076 2.00% 2/1/2052[7]		7,915	6,215
Fannie Mae Pool #MA4547 2.00% 2/1/2052[7]		5,434	4,260
Fannie Mae Pool #BV3083 2.00% 2/1/2052[7]		1,073	842
Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]		59,325	51,449
Fannie Mae Pool #BV3101 2.00% 3/1/2052[7]		3,156	2,478
Fannie Mae Pool #FS1742 2.00% 3/1/2052[7]		2,641	2,073
Fannie Mae Pool #MA4562 2.00% 3/1/2052[7]		1,938	1,521
Fannie Mae Pool #BV4169 2.00% 3/1/2052[7]		1,419	1,114
Fannie Mae Pool #BV4172 2.00% 3/1/2052[7]		1,362	1,069
Fannie Mae Pool #MA4577 2.00% 4/1/2052[7]		6,278	4,923
Fannie Mae Pool #FS1598 2.00% 4/1/2052[7]		3,221	2,523
Fannie Mae Pool #FS7329 2.00% 6/1/2052[7]		2,572	2,017
Fannie Mae Pool #BW2918 4.50% 6/1/2052[7]		5,626	5,314
Fannie Mae Pool #FS6986 2.00% 7/1/2052[7]		5,423	4,252
Fannie Mae Pool #BW1192 4.50% 9/1/2052[7]		683	645
Fannie Mae Pool #CB4852 4.50% 10/1/2052[7]		11,484	10,847
Fannie Mae Pool #BX0097 4.50% 10/1/2052[7]		855	809
Fannie Mae Pool #FS5554 4.50% 11/1/2052[7]		3,219	3,041
Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]		2,632	2,598
Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]		1,114	1,100
Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]		2,781	2,749
Fannie Mae Pool #MA5027 4.00% 5/1/2053[7]		7,391	6,767
Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]		811	786
Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]		192	189
Fannie Mae Pool #MA5038 5.00% 6/1/2053[7]		25,518	24,675
Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]		681	672
Fannie Mae Pool #CB6491 6.50% 6/1/2053[7]		1,536	1,579
Fannie Mae Pool #CB6490 6.50% 6/1/2053[7]		525	536
Fannie Mae Pool #CB6468 6.50% 6/1/2053[7]		388	396
Fannie Mae Pool #FS7823 2.00% 7/1/2053[7]		13,386	10,504
Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]		2,552	2,518
Fannie Mae Pool #MA5107 5.50% 8/1/2053[7]		112	110
Fannie Mae Pool #MA5139 6.00% 9/1/2053[7]		23,988	24,071
Fannie Mae Pool #MA5165 5.50% 10/1/2053[7]		1,986	1,960
Fannie Mae Pool #MA5166 6.00% 10/1/2053[7]		5,848	5,867
Fannie Mae Pool #BY1418 4.00% 11/1/2053[7]		15,857	14,518
Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]		8,784	8,814
Fannie Mae Pool #BY1448 4.00% 12/1/2053[7]		12,058	11,039
Fannie Mae Pool #FS6668 5.50% 12/1/2053[7]		293	290
Fannie Mae Pool #FS6873 6.50% 1/1/2054[7]		9,559	9,744
Fannie Mae Pool #BY1343 4.00% 2/1/2054[7]		12,961	11,864
Fannie Mae Pool #FS6809 5.50% 2/1/2054[7]		271	267
Fannie Mae Pool #CB7932 6.00% 2/1/2054[7]		3,672	3,696
Fannie Mae Pool #CB7933 6.50% 2/1/2054[7]		2,911	2,971
Fannie Mae Pool #MA5296 5.50% 3/1/2054[7]		14,315	14,123
Fannie Mae Pool #CB8151 5.50% 3/1/2054[7]		5,348	5,282
Fannie Mae Pool #CB8163 6.00% 3/1/2054[7]		983	990
Fannie Mae Pool #CB8168 6.00% 3/1/2054[7]		11	11
Fannie Mae Pool #MA5341 4.00% 4/1/2054[7]		24,586	22,506
Fannie Mae Pool #CB8337 5.50% 4/1/2054[7]		8,038	7,938

American Funds Insurance Series	90

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5378 4.00% 5/1/2054[7]	USD	4,436	$4,061
Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]		1,240	1,251
Fannie Mae Pool #CB8755 6.00% 6/1/2054[7]		1,084	1,092
Fannie Mae Pool #BU4699 5.50% 7/1/2054[7]		1,576	1,559
Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]		563	567
Fannie Mae Pool #BM6736 4.50% 11/1/2059[7]		10,197	9,704
Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]		3,614	3,007
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[7]		21	22
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[7]		65	65
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[7]		31	26
Freddie Mac Pool #C91912 3.00% 2/1/2037[7]		9,285	8,543
Freddie Mac Pool #G03978 5.00% 3/1/2038[7]		371	367
Freddie Mac Pool #G04553 6.50% 9/1/2038[7]		41	43
Freddie Mac Pool #G08347 4.50% 6/1/2039[7]		56	55
Freddie Mac Pool #RB5071 2.00% 9/1/2040[7]		22,289	18,840
Freddie Mac Pool #C03518 5.00% 9/1/2040[7]		507	502
Freddie Mac Pool #Q05807 4.00% 1/1/2042[7]		1,401	1,325
Freddie Mac Pool #Q23185 4.00% 11/1/2043[7]		1,065	1,010
Freddie Mac Pool #Q23190 4.00% 11/1/2043[7]		706	667
Freddie Mac Pool #760014 2.838% 8/1/2045[7,8]		149	145
Freddie Mac Pool #Q37988 4.00% 12/1/2045[7]		4,731	4,439
Freddie Mac Pool #G60344 4.00% 12/1/2045[7]		4,215	3,955
Freddie Mac Pool #Z40130 3.00% 1/1/2046[7]		3,760	3,323
Freddie Mac Pool #Q41090 4.50% 6/1/2046[7]		196	190
Freddie Mac Pool #Q41909 4.50% 7/1/2046[7]		200	193
Freddie Mac Pool #760015 2.67% 1/1/2047[7,8]		384	363
Freddie Mac Pool #Q46021 3.50% 2/1/2047[7]		1,097	995
Freddie Mac Pool #SI2002 4.00% 3/1/2048[7]		2,021	1,883
Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]		367	316
Freddie Mac Pool #SD8106 2.00% 11/1/2050[7]		30,169	23,754
Freddie Mac Pool #SD7528 2.00% 11/1/2050[7]		15,946	12,734
Freddie Mac Pool #RA5288 2.00% 5/1/2051[7]		27,893	22,159
Freddie Mac Pool #SD7544 3.00% 7/1/2051[7]		369	320
Freddie Mac Pool #SD8160 2.00% 8/1/2051[7]		847	666
Freddie Mac Pool #RA5782 2.50% 9/1/2051[7]		9,191	7,637
Freddie Mac Pool #SD7545 2.50% 9/1/2051[7]		6,264	5,224
Freddie Mac Pool #RA5971 3.00% 9/1/2051[7]		6,078	5,247
Freddie Mac Pool #QC6456 3.00% 9/1/2051[7]		667	569
Freddie Mac Pool #SD0734 3.00% 10/1/2051[7]		163	141
Freddie Mac Pool #QD1841 2.00% 11/1/2051[7]		4,022	3,156
Freddie Mac Pool #SD8182 2.00% 12/1/2051[7]		1,730	1,356
Freddie Mac Pool #RA6483 2.50% 12/1/2051[7]		6,184	5,130
Freddie Mac Pool #SD7552 2.50% 1/1/2052[7]		2,162	1,797
Freddie Mac Pool #SD0813 3.00% 1/1/2052[7]		308	266
Freddie Mac Pool #QD5748 2.00% 2/1/2052[7]		909	714
Freddie Mac Pool #SD8193 2.00% 2/1/2052[7]		881	690
Freddie Mac Pool #QD7089 3.50% 2/1/2052[7]		939	838
Freddie Mac Pool #SD5343 2.00% 3/1/2052[7]		4,474	3,509
Freddie Mac Pool #SD8199 2.00% 3/1/2052[7]		3,102	2,432
Freddie Mac Pool #QD8408 2.00% 3/1/2052[7]		1,182	927
Freddie Mac Pool #QD8103 2.00% 3/1/2052[7]		893	700
Freddie Mac Pool #QD8820 2.00% 3/1/2052[7]		268	210
Freddie Mac Pool #SD8204 2.00% 4/1/2052[7]		3,138	2,462
Freddie Mac Pool #QE0312 2.00% 4/1/2052[7]		1,127	884
Freddie Mac Pool #SD7554 2.50% 4/1/2052[7]		83	69
Freddie Mac Pool #SD8214 3.50% 5/1/2052[7]		50	44
Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]		2,276	2,089
Freddie Mac Pool #SD8225 3.00% 7/1/2052[7]		12,205	10,398
Freddie Mac Pool #SD7556 3.00% 8/1/2052[7]		1,274	1,098
Freddie Mac Pool #QE7976 4.50% 8/1/2052[7]		41,461	39,161
Freddie Mac Pool #QE8579 4.50% 8/1/2052[7]		188	177

91	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QF0212 4.50% 9/1/2052[7]	USD	863	$815
Freddie Mac Pool #QE9497 4.50% 9/1/2052[7]		211	200
Freddie Mac Pool #SD1608 4.50% 9/1/2052[7]		126	119
Freddie Mac Pool #RA7938 5.00% 9/1/2052[7]		1,180	1,143
Freddie Mac Pool #QF1236 4.50% 10/1/2052[7]		1,253	1,183
Freddie Mac Pool #SD2465 4.50% 10/1/2052[7]		82	77
Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]		6,271	6,072
Freddie Mac Pool #SD8297 4.00% 2/1/2053[7]		1,940	1,778
Freddie Mac Pool #SD8305 4.00% 3/1/2053[7]		18,182	16,645
Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]		1,298	1,256
Freddie Mac Pool #RA8647 4.50% 5/1/2053[7]		86	81
Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]		427	412
Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]		3,034	2,994
Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]		723	742
Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]		634	648
Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]		583	600
Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]		561	579
Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]		404	417
Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]		295	303
Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]		218	222
Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]		158	164
Freddie Mac Pool #SD8341 5.00% 7/1/2053[7]		34	33
Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]		9,215	9,095
Freddie Mac Pool #QH1153 4.00% 9/1/2053[7]		494	453
Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]		27,916	27,547
Freddie Mac Pool #SD4053 6.00% 10/1/2053[7]		5,721	5,751
Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]		130,134	125,836
Freddie Mac Pool #SD8372 5.50% 11/1/2053[7]		25,587	25,249
Freddie Mac Pool #SD8406 4.00% 1/1/2054[7]		11,885	10,879
Freddie Mac Pool #SD8413 4.00% 2/1/2054[7]		22,785	20,856
Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]		12,411	12,245
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[7]		1,722	1,704
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[7]		1,308	1,292
Freddie Mac Pool #SD8428 4.00% 5/1/2054[7]		1,005	920
Freddie Mac Pool #RJ1417 5.50% 5/1/2054[7]		16,539	16,370
Freddie Mac Pool #RJ1419 5.50% 5/1/2054[7]		7,984	7,892
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[7]		3,077	3,045
Freddie Mac Pool #SD8435 4.00% 6/1/2054[7]		690	632
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]		460	455
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[7]		1,810	1,821
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]		1,260	1,270
Freddie Mac Pool #QI8872 5.50% 7/1/2054[7]		766	758
Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]		225	227
Freddie Mac, Series T041, Class 3A, 4.336% 7/25/2032[7,8]		160	150
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[7]		11,374	11,629
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]		2,296	2,105
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[7,8]		983	907
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]		4,513	4,117
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]		4,378	4,010
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]		820	728
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]		681	609
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]		1,456	1,372
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[7]		1,749	1,540

American Funds Insurance Series	92

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]	USD	7,854	$7,296
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[7]		4,595	4,149
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]		1,821	1,712
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[7]		3,584	3,402
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[7]		2,455	2,290
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[7]		2,254	2,082
Government National Mortgage Assn. 2.50% 7/1/2054[7,9]		14,000	11,770
Government National Mortgage Assn. 3.00% 7/1/2054[7,9]		32,663	28,462
Government National Mortgage Assn. 4.00% 7/1/2054[7,9]		14,285	13,202
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[7]		421	392
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[7]		283	273
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[7]		168	162
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[7]		7,236	5,868
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[7]		72,466	58,755
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[7]		1,469	1,416
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[7]		406	391
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[7]		152	128
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[7]		13,059	10,983
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[7]		142	128
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052[7]		924	777
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[7]		697	626
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[7]		1,585	1,466
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[7]		32,854	29,510
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052[7]		2,386	2,008
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053[7]		2,081	1,752
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[7]		3,153	2,999
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[7]		29,544	28,103
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[7]		2,065	1,539
Uniform Mortgage-Backed Security 2.50% 7/1/2039[7,9]		638	576
Uniform Mortgage-Backed Security 2.00% 7/1/2054[7,9]		111,474	87,202
Uniform Mortgage-Backed Security 2.50% 7/1/2054[7,9]		210,980	172,303
Uniform Mortgage-Backed Security 3.00% 7/1/2054[7,9]		46,540	39,596
Uniform Mortgage-Backed Security 3.50% 7/1/2054[7,9]		101,292	89,659
Uniform Mortgage-Backed Security 4.00% 7/1/2054[7,9]		59,638	54,575
Uniform Mortgage-Backed Security 4.50% 7/1/2054[7,9]		62,783	59,195
Uniform Mortgage-Backed Security 5.00% 7/1/2054[7,9]		16,500	15,948
Uniform Mortgage-Backed Security 5.50% 7/1/2054[7,9]		57,079	56,300
Uniform Mortgage-Backed Security 6.00% 7/1/2054[7,9]		42,142	42,265
Uniform Mortgage-Backed Security 6.50% 7/1/2054[7,9]		114,534	116,583
Uniform Mortgage-Backed Security 2.50% 8/1/2054[7,9]		104,050	85,065
Uniform Mortgage-Backed Security 3.00% 8/1/2054[7,9]		20,104	17,120
Uniform Mortgage-Backed Security 3.50% 8/1/2054[7,9]		27,000	23,903
Uniform Mortgage-Backed Security 4.50% 8/1/2054[7,9]		35,000	33,008
Uniform Mortgage-Backed Security 5.00% 8/1/2054[7,9]		9,000	8,698
Uniform Mortgage-Backed Security 6.00% 8/1/2054[7,9]		58,728	58,873
Uniform Mortgage-Backed Security 6.50% 8/1/2054[7,9]		18,304	18,620
			2,268,656

Commercial mortgage-backed securities 0.53%
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[7]		5,368	5,573
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[7,8]		857	905
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[7]		2,909	2,483
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[7]		1,000	943
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[7]		2,960	2,479

93	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.771% 4/15/2029[5,7,8]	USD	6,164	$6,177
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.032% 9/15/2034[5,7,8]		5,711	5,633
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[5,7,8]		4,505	4,452
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[5,7,8]		7,968	7,875
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/2036[5,7,8]		5,968	5,889
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[5,7,8]		6,609	6,539
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.313% 6/15/2038[5,7,8]		1,193	1,179
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.543% 6/15/2038[5,7,8]		1,078	1,064
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/2038[5,7,8]		4,955	4,901
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/2039[5,7,8]		6,334	6,264
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,7,8]		3,606	3,614
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[7]		42	42
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[7]		4,735	4,660
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[7]		322	318
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[5,7]		3,677	3,774
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[5,7,8]		1,429	1,424
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[5,7,8]		1,304	1,300
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/2038[5,7,8]		1,363	1,361
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[5,7]		3,795	3,104
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 7.02% 5/15/2041[5,7,8]		9,264	9,275
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[5,7,8]		1,355	1,321
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[7]		2,489	2,119
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[5,7]		1,698	1,519
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[5,7]		578	484
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[5,7,8]		100	81
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.85% 10/15/2038[5,7,8]		1,326	1,323
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[5,7]		13,772	12,258
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.244% 4/15/2038[5,7,8]		3,314	3,289
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[7]		192	190
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[7]		107	107
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[5,7,8]		4,424	4,409
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[5,7]		2,194	1,794

American Funds Insurance Series	94

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[5,7,8]	USD	4,601	$4,561
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.329% 1/15/2039[5,7,8]		10,709	10,584
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.118% 11/15/2027[5,7,8]		6,379	6,402
			141,669

Collateralized mortgage-backed obligations (privately originated) 0.16%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[5,7,8]		836	720
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[5,7,8]		740	734
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[5,7]		3,693	3,495
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[7]		133	127
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[5,7]		1,897	2,078
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[5,7]		5,901	6,403
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.75% 10/25/2027[7,8]		56	56
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[5,7,8]		612	620
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.585% 5/25/2044[5,7,8]		4,467	4,487
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[5,7]		3,958	3,637
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[7]		261	251
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[5,7,8]		4,040	4,039
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[5,7,10]		3,695	3,733
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[5,7,10]		5,045	4,924
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[5,7]		2,446	2,260
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[5,7]		2,899	2,735
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[5,7,10]		2,875	2,882
			43,181
Total mortgage-backed obligations			2,453,506

U.S. Treasury bonds & notes 6.04%
U.S. Treasury 5.91%
U.S. Treasury 4.25% 9/30/2024		880	878
U.S. Treasury 1.00% 12/15/2024		10,725	10,520
U.S. Treasury 3.875% 4/30/2025		4,250	4,204
U.S. Treasury 4.625% 6/30/2025		160,260	159,496
U.S. Treasury 4.75% 7/31/2025		71,532	71,283
U.S. Treasury 5.00% 10/31/2025		2,418	2,418
U.S. Treasury 4.875% 11/30/2025		12,250	12,237
U.S. Treasury 4.25% 1/31/2026		1,813	1,796
U.S. Treasury 0.50% 2/28/2026		42,515	39,590
U.S. Treasury 4.625% 2/28/2026		2,096	2,088
U.S. Treasury 3.625% 5/15/2026		1,195	1,171
U.S. Treasury 4.625% 6/30/2026		13,850	13,824
U.S. Treasury 0.75% 8/31/2026		52	48
U.S. Treasury 0.875% 9/30/2026		565	520
U.S. Treasury 1.125% 10/31/2026		471	435
U.S. Treasury 4.625% 11/15/2026		7,985	7,982
U.S. Treasury 4.00% 1/15/2027		8,825	8,697
U.S. Treasury 4.125% 2/15/2027		1,404	1,388
U.S. Treasury 1.125% 2/28/2027		762	697

95	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.375% 5/15/2027	USD	880	$829
U.S. Treasury 2.625% 5/31/2027		96,250	91,282
U.S. Treasury 4.625% 6/15/2027		924	927
U.S. Treasury 0.50% 6/30/2027		36,300	32,259
U.S. Treasury 4.125% 9/30/2027		90,000	88,998
U.S. Treasury 4.00% 2/29/2028		46,200	45,494
U.S. Treasury 3.625% 3/31/2028		10	10
U.S. Treasury 3.50% 4/30/2028		5,600	5,415
U.S. Treasury 1.25% 9/30/2028		3,142	2,761
U.S. Treasury 4.00% 1/31/2029		127,369	125,386
U.S. Treasury 2.875% 4/30/2029		50,000	46,759
U.S. Treasury 4.25% 6/30/2029		48,480	48,260
U.S. Treasury 1.50% 2/15/2030		16,651	14,291
U.S. Treasury 4.00% 2/28/2030		1,598	1,569
U.S. Treasury 0.625% 5/15/2030		20,225	16,344
U.S. Treasury 4.00% 7/31/2030		8,160	8,003
U.S. Treasury 4.875% 10/31/2030		50,765	52,199
U.S. Treasury 4.25% 6/30/2031		31,288	31,180
U.S. Treasury 2.875% 5/15/2032		50,000	45,041
U.S. Treasury 4.125% 11/15/2032		723	711
U.S. Treasury 3.50% 2/15/2033		29,540	27,682
U.S. Treasury 3.875% 8/15/2033		136,086	130,930
U.S. Treasury 4.375% 5/15/2034		46,050	46,068
U.S. Treasury 1.125% 5/15/2040[11]		37,775	23,257
U.S. Treasury 1.375% 11/15/2040		17,695	11,171
U.S. Treasury 1.75% 8/15/2041		37,854	25,020
U.S. Treasury 2.00% 11/15/2041		1,181	812
U.S. Treasury 4.625% 5/15/2044		43,595	43,512
U.S. Treasury 2.50% 2/15/2046		3,755	2,647
U.S. Treasury 3.00% 5/15/2047		9,355	7,158
U.S. Treasury 3.00% 2/15/2048		336	256
U.S. Treasury 1.375% 8/15/2050[11]		12,500	6,400
U.S. Treasury 2.25% 2/15/2052		72,025	45,906
U.S. Treasury 4.00% 11/15/2052		8,369	7,627
U.S. Treasury 3.625% 2/15/2053[11]		125,000	106,394
U.S. Treasury 3.625% 5/15/2053		22,676	19,306
U.S. Treasury 4.25% 2/15/2054[11]		95,597	91,068
			1,592,204

U.S. Treasury inflation-protected securities 0.13%
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[12]		26,473	25,939
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[12]		4,891	4,770
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[12]		4,108	3,974
			34,683
Total U.S. Treasury bonds & notes			1,626,887

Corporate bonds, notes & loans 5.90%
Financials 1.47%
AerCap Ireland Capital DAC 2.45% 10/29/2026		5,457	5,092
AG Issuer, LLC 6.25% 3/1/2028[5]		4,470	4,377
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]		1,072	1,113
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,10]		4,250	4,343
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[5]		2,100	1,969
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]		2,295	2,150
Ally Financial, Inc. 8.00% 11/1/2031		3,000	3,315
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[10]		4,810	4,859
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[10]		2,686	2,864
American International Group, Inc. 5.125% 3/27/2033		2,937	2,895
AmWINS Group, Inc. 4.875% 6/30/2029[5]		1,348	1,256
Aretec Group, Inc. 7.50% 4/1/2029[5]		1,250	1,206

American Funds Insurance Series	96

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Banco Santander, SA 2.746% 5/28/2025	USD	1,200	$1,169
Banco Santander, SA 5.147% 8/18/2025		1,400	1,390
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]		2,428	2,153
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[10]		2,250	2,237
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[10]		2,098	2,095
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[10]		1,000	818
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]		4,535	4,490
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[10]		8,050	8,045
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[10]		3,477	3,457
Berkshire Hathaway, Inc. 3.125% 3/15/2026		500	484
Block, Inc. 3.50% 6/1/2031		2,325	2,007
Blue Owl Capital Corp. 4.00% 3/30/2025		102	100
Blue Owl Capital Corp. 3.40% 7/15/2026		1,290	1,216
Blue Owl Capital Corp. II 4.625% 11/26/2024[5]		512	509
Blue Owl Capital Corp. III 3.125% 4/13/2027		2,520	2,306
Blue Owl Credit Income Corp. 4.70% 2/8/2027		2,500	2,380
Blue Owl Credit Income Corp. 6.65% 3/15/2031		1,630	1,594
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,10]		3,062	2,847
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,10]		2,829	2,470
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[5,10]		281	280
Boost Newco Borrower, LLC 7.50% 1/15/2031[5]		1,150	1,200
BPCE SA 5.15% 7/21/2024[5]		3,710	3,707
BPCE SA 1.00% 1/20/2026[5]		500	467
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,10]		271	269
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,10]		8,125	8,096
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,10]		1,450	1,474
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,10]		4,375	4,358
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]		4,609	4,638
Castlelake Aviation Finance DAC 5.00% 4/15/2027[5]		3,370	3,263
Chubb INA Holdings, LLC 3.35% 5/3/2026		880	852
Chubb INA Holdings, LLC 5.00% 3/15/2034		4,223	4,183
Chubb INA Holdings, LLC 4.35% 11/3/2045		400	346
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[10]		8,000	7,998
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[10]		6,275	6,240
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[10]		3,254	2,899
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]		1,475	1,501
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[10]		4,250	4,395
CME Group, Inc. 3.75% 6/15/2028		3,425	3,300
Coinbase Global, Inc. 3.375% 10/1/2028[5]		4,875	4,184
Coinbase Global, Inc. 3.625% 10/1/2031[5]		5,230	4,198
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]		820	779
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]		715	648
Cooperatieve Rabobank UA 4.375% 8/4/2025		4,500	4,431
Corebridge Financial, Inc. 3.50% 4/4/2025		642	631
Corebridge Financial, Inc. 3.65% 4/5/2027		914	875
Corebridge Financial, Inc. 3.85% 4/5/2029		621	582
Corebridge Financial, Inc. 3.90% 4/5/2032		351	314
Corebridge Financial, Inc. 4.35% 4/5/2042		203	167
Corebridge Financial, Inc. 4.40% 4/5/2052		489	385
Crédit Agricole SA 4.375% 3/17/2025[5]		850	840
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[10]		6,650	6,151
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[10]		1,109	1,108
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]		2,250	2,323
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]		750	780
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[10]		300	264
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,10]		7,750	7,775
Fidelity National Information Services, Inc. 3.10% 3/1/2041		302	217

97	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Fiserv, Inc. 3.50% 7/1/2029	USD	471	$436
Fiserv, Inc. 2.65% 6/1/2030		3,605	3,138
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[10]		2,198	2,030
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[10]		4,000	3,732
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[10]		390	370
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[10]		2,323	1,954
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[10]		2,000	1,480
Hightower Holding, LLC 6.75% 4/15/2029[5]		870	815
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[10]		625	618
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[10]		1,436	1,202
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[10]		400	333
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[10]		770	802
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[10]		5,839	5,873
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[10]		537	562
Intercontinental Exchange, Inc. 5.25% 6/15/2031		2,254	2,270
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/ 2032)[5,10]		4,600	5,076
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,10]		3,621	3,786
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[10]		2,975	2,772
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[10]		1,066	1,060
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[10]		4,000	3,903
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]		3,740	3,703
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[10]		4,250	4,392
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[10]		4,750	4,826
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[10]		4,411	4,394
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[10]		4,250	4,362
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[10]		1,222	1,141
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]		355	358
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[10]		800	743
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[10]		10,155	10,120
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029		1,705	1,667
Marsh & McLennan Companies, Inc. 4.90% 3/15/2049		719	644
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051		920	573
Mastercard, Inc. 4.85% 3/9/2033		4,258	4,241
Metropolitan Life Global Funding I 5.15% 3/28/2033[5]		1,600	1,581
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[10]		2,450	2,427
Morgan Stanley 3.125% 7/27/2026		325	311
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[10]		425	423
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[10]		4,458	4,445
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[10]		4,150	4,176
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[10]		2,500	2,462
Nasdaq, Inc. 5.35% 6/28/2028		1,926	1,944
Nasdaq, Inc. 5.55% 2/15/2034		4,870	4,879
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[5]		1,630	1,641
Navient Corp. 6.75% 6/15/2026		300	302
Navient Corp. 5.50% 3/15/2029		10,330	9,441
Navient Corp. 11.50% 3/15/2031		4,860	5,358
New York Life Global Funding 2.35% 7/14/2026[5]		590	559
New York Life Global Funding 4.55% 1/28/2033[5]		1,263	1,202
Northwestern Mutual Global Funding 1.75% 1/11/2027[5]		2,500	2,308
OneMain Finance Corp. 3.875% 9/15/2028		756	679
OneMain Finance Corp. 7.875% 3/15/2030		2,565	2,647
Osaic Holdings, Inc. 10.75% 8/1/2027[5]		2,420	2,494
Owl Rock Capital Corp. 3.75% 7/22/2025		2,874	2,803

American Funds Insurance Series	98

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Oxford Finance, LLC 6.375% 2/1/2027[5]	USD	1,125	$1,085
PayPal Holdings, Inc. 2.65% 10/1/2026		662	627
PayPal Holdings, Inc. 2.30% 6/1/2030		616	531
Power Finance Corp., Ltd. 5.25% 8/10/2028		383	380
Power Finance Corp., Ltd. 6.15% 12/6/2028		350	359
Power Finance Corp., Ltd. 4.50% 6/18/2029		554	530
Power Finance Corp., Ltd. 3.95% 4/23/2030		1,213	1,117
Prudential Financial, Inc. 4.35% 2/25/2050		2,205	1,798
Prudential Financial, Inc. 3.70% 3/13/2051		755	548
Rocket Mortgage, LLC 2.875% 10/15/2026[5]		2,110	1,972
Rocket Mortgage, LLC 3.625% 3/1/2029[5]		1,505	1,366
Royal Bank of Canada 1.15% 6/10/2025		4,711	4,525
Starwood Property Trust, Inc. 4.375% 1/15/2027[5]		3,580	3,393
Starwood Property Trust, Inc. 7.25% 4/1/2029[5]		425	430
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[5,10]		1,000	966
Toronto-Dominion Bank (The)0.75% 9/11/2025		5,375	5,088
Toronto-Dominion Bank (The) 1.25% 9/10/2026		2,425	2,224
Toronto-Dominion Bank (The) 1.95% 1/12/2027		2,500	2,321
Travelers Companies, Inc. 4.00% 5/30/2047		860	693
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[10]		1,677	1,781
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[8,13]		4,160	4,252
U.S. Bancorp 2.375% 7/22/2026		4,000	3,776
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[5,10]		1,568	1,558
UBS Group AG 4.125% 9/24/2025[5]		2,750	2,698
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,10]		1,250	1,208
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,10,14]		800	755
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,10]		3,575	3,569
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[5,10]		3,075	3,073
UniCredit SpA 4.625% 4/12/2027[5]		625	610
Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[10]		8,000	7,828
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[10]		7,025	7,087
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]		400	369
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[10]		7,225	7,499
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]		3,750	3,999
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[10]		3,000	2,942
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[10]		3,325	2,749
Westpac Banking Corp. 2.963% 11/16/2040		1,500	1,052
			395,540

Health care 0.64%
AdaptHealth, LLC 6.125% 8/1/2028[5]		645	616
AdaptHealth, LLC 4.625% 8/1/2029[5]		1,990	1,727
AdaptHealth, LLC 5.125% 3/1/2030[5]		1,010	884
Amgen, Inc. 5.25% 3/2/2030		1,244	1,254
Amgen, Inc. 5.25% 3/2/2033		2,500	2,494
Amgen, Inc. 5.60% 3/2/2043		1,500	1,479
Amgen, Inc. 5.65% 3/2/2053		378	373
Amgen, Inc. 4.40% 2/22/2062		1,697	1,349
Amgen, Inc. 5.75% 3/2/2063		258	253
AstraZeneca Finance, LLC 1.75% 5/28/2028		1,871	1,660
AstraZeneca Finance, LLC 4.90% 2/26/2031		1,850	1,846
AstraZeneca Finance, LLC 2.25% 5/28/2031		742	627
AstraZeneca Finance, LLC 5.00% 2/26/2034		5,800	5,770

99	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
AstraZeneca PLC 3.375% 11/16/2025	USD	1,140	$1,112
Bausch Health Companies, Inc. 5.50% 11/1/2025[5]		6,275	5,851
Bausch Health Companies, Inc. 4.875% 6/1/2028[5]		7,450	5,584
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.694% 2/1/2027[8,13]		987	902
Baxter International, Inc. 1.322% 11/29/2024		7,109	6,981
Baxter International, Inc. 1.915% 2/1/2027		4,739	4,345
Baxter International, Inc. 2.272% 12/1/2028		3,180	2,804
Bayer US Finance, LLC 6.125% 11/21/2026[5]		6,047	6,113
Bayer US Finance, LLC 6.25% 1/21/2029[5]		3,451	3,525
Becton, Dickinson and Co. 5.081% 6/7/2029		3,363	3,361
Bristol-Myers Squibb Co. 4.90% 2/22/2029		3,750	3,744
Bristol-Myers Squibb Co. 5.10% 2/22/2031		1,800	1,807
Bristol-Myers Squibb Co. 5.20% 2/22/2034		825	824
Bristol-Myers Squibb Co. 5.65% 2/22/2064		2,550	2,493
Centene Corp. 4.25% 12/15/2027		565	540
Centene Corp. 4.625% 12/15/2029		1,265	1,197
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[5]		2,750	2,563
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[5]		4,325	3,570
CVS Health Corp. 5.00% 1/30/2029		3,831	3,793
CVS Health Corp. 5.40% 6/1/2029		4,144	4,150
CVS Health Corp. 5.55% 6/1/2031		3,039	3,043
CVS Health Corp. 5.70% 6/1/2034		4,053	4,044
Elevance Health, Inc. 2.375% 1/15/2025		818	804
Elevance Health, Inc. 4.90% 2/8/2026		1,417	1,406
Elevance Health, Inc. 4.75% 2/15/2033		811	784
Elevance Health, Inc. 5.125% 2/15/2053		344	317
Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]		2,200	2,273
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[8,13]		2,575	2,573
Gilead Sciences, Inc. 5.25% 10/15/2033		2,642	2,663
HCA,Inc. 3.375% 3/15/2029		804	739
HCA,Inc. 3.625% 3/15/2032		1,000	881
HCA, Inc. 4.375% 3/15/2042		1,500	1,234
HCA, Inc. 4.625% 3/15/2052		1,450	1,171
Humana, Inc. 5.375% 4/15/2031		3,194	3,178
Humana, Inc. 5.75% 4/15/2054		1,517	1,463
Jazz Securities DAC 4.375% 1/15/2029[5]		1,975	1,835
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028		2,213	2,163
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033		4,000	3,847
Molina Healthcare, Inc. 3.875% 11/15/2030[5]		2,899	2,579
Molina Healthcare, Inc. 3.875% 5/15/2032[5]		3,855	3,344
Novant Health, Inc. 3.168% 11/1/2051		3,750	2,511
Novartis Capital Corp. 1.75% 2/14/2025		500	489
Novartis Capital Corp. 2.00% 2/14/2027		636	592
Owens & Minor, Inc. 4.50% 3/31/2029[5]		5,065	4,373
Owens & Minor, Inc. 6.625% 4/1/2030[5]		1,495	1,361
Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[5,15]		3,199	3,003
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[8,13,15]		3,351	3,188
Summa Health 3.511% 11/15/2051		1,655	1,208
Tenet Healthcare Corp. 4.25% 6/1/2029		1,560	1,454
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		16,940	15,912
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		11,995	11,549
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		2,625	1,836
			173,408

American Funds Insurance Series	100

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services 0.63%
AT&T, Inc. 3.50% 9/15/2053	USD	5,140	$3,492
CCO Holdings, LLC 4.75% 3/1/2030[5]		2,658	2,304
CCO Holdings, LLC 4.50% 8/15/2030[5]		3,500	2,966
CCO Holdings, LLC 4.25% 2/1/2031[5]		4,286	3,503
CCO Holdings, LLC 4.75% 2/1/2032[5]		2,150	1,762
CCO Holdings, LLC 4.50% 5/1/2032		6,268	5,053
CCO Holdings, LLC 4.50% 6/1/2033[5]		157	124
CCO Holdings, LLC 4.25% 1/15/2034[5]		116	88
Charter Communications Operating, LLC 4.908% 7/23/2025		116	115
Charter Communications Operating, LLC 5.25% 4/1/2053		3,750	2,945
Comcast Corp. 2.35% 1/15/2027		4,000	3,746
Comcast Corp. 4.80% 5/15/2033		2,416	2,353
Comcast Corp. 5.65% 6/1/2054		2,281	2,279
Connect Finco SARL 6.75% 10/1/2026[5]		3,800	3,671
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.829% 1/18/2028[8,13]		2,693	2,595
DIRECTV Financing, LLC 5.875% 8/15/2027[5]		3,655	3,441
DIRECTV Financing, LLC 8.875% 2/1/2030[5]		925	906
DISH DBS Corp. 5.875% 11/15/2024		7,055	6,705
DISH Network Corp. 11.75% 11/15/2027[5]		5,000	4,907
Embarq Corp. 7.995% 6/1/2036		7,409	973
Frontier Communications Holdings, LLC 5.00% 5/1/2028[5]		7,210	6,800
Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]		4,400	4,040
Frontier Communications Holdings, LLC 5.875% 11/1/2029		3,850	3,358
Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]		2,900	2,527
Frontier Communications Holdings, LLC 8.75% 5/15/2030[5]		1,100	1,135
Frontier Communications Holdings, LLC 8.625% 3/15/2031[5]		1,000	1,031
Gray Television, Inc. 7.00% 5/15/2027[5]		1,969	1,815
Gray Television, Inc. 10.50% 7/15/2029[5]		4,805	4,836
Gray Television, Inc. 4.75% 10/15/2030[5]		1,850	1,112
Gray Television, Inc. 5.375% 11/15/2031[5]		7,010	3,979
Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]		5,516	5,146
Ligado Networks, LLC 15.50% PIK 11/1/2023[5,15,16]		5,838	861
Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,13,15,16]		571	542
Midas OpCo Holdings, LLC 5.625% 8/15/2029[5]		3,205	2,963
Netflix, Inc. 5.875% 11/15/2028		1,313	1,353
Netflix, Inc. 5.375% 11/15/2029[5]		20	20
Nexstar Media, Inc. 4.75% 11/1/2028[5]		3,950	3,515
SBA Tower Trust 1.631% 11/15/2026[5]		8,707	7,914
Scripps Escrow II, Inc. 3.875% 1/15/2029[5]		2,325	1,622
Sirius XM Radio, Inc. 4.00% 7/15/2028[5]		3,575	3,233
Sirius XM Radio, Inc. 4.125% 7/1/2030[5]		2,272	1,942
Sirius XM Radio, Inc. 3.875% 9/1/2031[5]		6,252	5,108
Take-Two Interactive Software, Inc. 4.00% 4/14/2032		2,438	2,219
Tencent Holdings, Ltd. 2.39% 6/3/2030		566	486
T-Mobile USA, Inc. 1.50% 2/15/2026		500	470
T-Mobile USA, Inc. 2.05% 2/15/2028		325	292
T-Mobile USA, Inc. 4.95% 3/15/2028		1,918	1,906
T-Mobile USA, Inc. 4.80% 7/15/2028		4,000	3,947
T-Mobile USA, Inc. 5.75% 1/15/2054		3,550	3,536
T-Mobile USA, Inc. 6.00% 6/15/2054		3,116	3,225
T-Mobile USA, Inc. 5.50% 1/15/2055		2,051	1,979
Univision Communications, Inc. 6.625% 6/1/2027[5]		6,300	6,037
Univision Communications, Inc. 8.00% 8/15/2028[5]		300	293
Univision Communications, Inc. 4.50% 5/1/2029[5]		5,300	4,460
Univision Communications, Inc. 7.375% 6/30/2030[5]		725	675
Verizon Communications, Inc. 2.55% 3/21/2031		410	348
Verizon Communications, Inc. 2.355% 3/15/2032		2,944	2,408
Verizon Communications, Inc. 5.05% 5/9/2033		1,946	1,919
Verizon Communications, Inc. 2.875% 11/20/2050		671	422
Verizon Communications, Inc. 5.50% 2/23/2054		272	266

101	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Verizon Communications, Inc. 2.987% 10/30/2056	USD	1,343	$823
VMED O2 UK Financing I PLC 4.25% 1/31/2031[5]		4,525	3,762
Vodafone Group PLC 4.25% 9/17/2050		4,350	3,398
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		3,807	3,749
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		1,018	967
WarnerMedia Holdings, Inc. 4.054% 3/15/2029		1,435	1,325
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		1,500	1,169
			168,861

Energy 0.60%
Antero Midstream Partners, LP 5.375% 6/15/2029[5]		2,170	2,105
Antero Resources Corp. 7.625% 2/1/2029[5]		955	984
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[5]		2,000	2,003
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]		1,270	1,242
Baytex Energy Corp. 8.50% 4/30/2030[5]		225	235
Blue Racer Midstream, LLC 7.25% 7/15/2032[5]		300	309
Borr IHC, Ltd. 10.00% 11/15/2028[5]		3,335	3,495
BP Capital Markets America, Inc. 2.772% 11/10/2050		681	419
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		961	926
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		1,559	1,359
Chesapeake Energy Corp. 5.875% 2/1/2029[5]		2,240	2,219
Chesapeake Energy Corp. 4.875% 4/15/2032[16]		7,225	151
CITGO Petroleum Corp. 8.375% 1/15/2029[5]		2,075	2,141
Civitas Resources, Inc. 5.00% 10/15/2026[5]		480	468
Civitas Resources, Inc. 8.375% 7/1/2028[5]		1,705	1,789
Civitas Resources, Inc. 8.625% 11/1/2030[5]		525	563
Civitas Resources, Inc. 8.75% 7/1/2031[5]		735	788
CNX Midstream Partners, LP 4.75% 4/15/2030[5]		1,055	952
CNX Resources Corp. 6.00% 1/15/2029[5]		2,675	2,620
CNX Resources Corp. 7.375% 1/15/2031[5]		553	566
CNX Resources Corp. 7.25% 3/1/2032[5]		505	515
Comstock Resources, Inc. 5.875% 1/15/2030[5]		450	419
ConocoPhillips Co. 5.30% 5/15/2053		1,015	964
Constellation Oil Services Holding SA 13.50% 6/30/2025[2,5]		852	852
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[15]		445	367
Crescent Energy Finance, LLC 7.625% 4/1/2032[5]		495	505
Diamond Foreign Asset Co. 8.50% 10/1/2030[5]		575	604
Diamondback Energy, Inc. 6.25% 3/15/2053		500	515
Diamondback Energy, Inc. 5.75% 4/18/2054		2,149	2,085
Diamondback Energy, Inc. 5.90% 4/18/2064		2,160	2,087
Enbridge,Inc. 2.50% 1/15/2025		300	295
Enbridge, Inc. 3.70% 7/15/2027		62	59
Enbridge,Inc. 6.70% 11/15/2053		3,732	4,078
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]		395	412
Energy Transfer, LP 4.75% 1/15/2026		2,494	2,465
Energy Transfer, LP 5.60% 9/1/2034		2,133	2,120
Energy Transfer, LP 6.05% 9/1/2054		1,182	1,166
Eni SpA 5.95% 5/15/2054[5]		831	817
Enterprise Products Operating, LLC 5.05% 1/10/2026		3,519	3,511
Enterprise Products Operating, LLC 4.90% 5/15/2046		500	451
EQM Midstream Partners, LP 5.50% 7/15/2028		1,463	1,442
EQM Midstream Partners, LP 7.50% 6/1/2030[5]		642	686
EQM Midstream Partners, LP 4.75% 1/15/2031[5]		1,635	1,530
Equinor ASA 3.25% 11/10/2024		2,850	2,825
Equinor ASA 4.25% 11/23/2041		2,000	1,750
Exxon Mobil Corp. 2.019% 8/16/2024		643	640
Exxon Mobil Corp. 2.44% 8/16/2029		213	190
Genesis Energy, LP 8.00% 1/15/2027		4,612	4,720
Genesis Energy, LP 7.75% 2/1/2028		470	475
Genesis Energy, LP 8.25% 1/15/2029		720	744

American Funds Insurance Series	102

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Genesis Energy, LP 8.875% 4/15/2030	USD	934	$983
Genesis Energy, LP 7.875% 5/15/2032		1,195	1,207
Global Partners, LP 8.25% 1/15/2032[5]		310	319
Halliburton Co. 3.80% 11/15/2025		6	6
Harvest Midstream I, LP 7.50% 9/1/2028[5]		850	864
Harvest Midstream I, LP 7.50% 5/15/2032[5]		390	396
Hess Midstream Operations, LP 5.125% 6/15/2028[5]		1,655	1,604
Hess Midstream Operations, LP 4.25% 2/15/2030[5]		960	882
Hess Midstream Operations, LP 5.50% 10/15/2030[5]		400	387
Hilcorp Energy I, LP 6.00% 4/15/2030[5]		350	338
Hilcorp Energy I, LP 6.00% 2/1/2031[5]		460	441
Hilcorp Energy I, LP 8.375% 11/1/2033[5]		925	986
Jonah Energy, LLC 12.00% 11/5/2025[2]		707	707
Kinder Morgan, Inc. 5.00% 2/1/2029		7,261	7,182
Kinder Morgan, Inc. 5.40% 2/1/2034		9,069	8,934
Kinder Morgan, Inc. 5.45% 8/1/2052		1,238	1,140
Kodiak Gas Services, LLC 7.25% 2/15/2029[5]		220	226
Marathon Oil Corp. 4.40% 7/15/2027		1,005	983
Matador Resources Co. 6.50% 4/15/2032[5]		1,325	1,326
MPLX, LP 4.125% 3/1/2027		500	486
MPLX, LP 2.65% 8/15/2030		4,273	3,684
MPLX, LP 4.50% 4/15/2038		750	654
MPLX, LP 4.70% 4/15/2048		1,101	907
Nabors Industries, Inc. 9.125% 1/31/2030[5]		1,745	1,809
Nabors Industries, Ltd. 7.25% 1/15/2026[5]		750	761
New Fortress Energy, Inc. 6.75% 9/15/2025[5]		947	920
New Fortress Energy, Inc. 6.50% 9/30/2026[5]		6,840	6,298
New Fortress Energy, Inc. 8.75% 3/15/2029[5]		1,115	1,019
Noble Finance II, LLC 8.00% 4/15/2030[5]		175	182
Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]		605	636
ONEOK, Inc. 5.55% 11/1/2026		989	993
ONEOK, Inc. 5.65% 11/1/2028		1,279	1,299
ONEOK, Inc. 5.80% 11/1/2030		384	393
ONEOK, Inc. 6.05% 9/1/2033		2,355	2,426
ONEOK, Inc. 6.625% 9/1/2053		2,250	2,403
Parkland Corp. 4.625% 5/1/2030[5]		1,035	945
Permian Resources Operating, LLC 9.875% 7/15/2031[5]		905	1,003
Permian Resources Operating, LLC 7.00% 1/15/2032[5]		1,020	1,048
Petroleos Mexicanos 6.875% 10/16/2025		3,755	3,744
Plains All American Pipeline, LP 3.80% 9/15/2030		113	103
Range Resources Corp. 4.75% 2/15/2030[5]		186	175
Rockies Express Pipeline, LLC 4.95% 7/15/2029[5]		2,689	2,534
Southwestern Energy Co. 5.375% 3/15/2030		1,945	1,880
Southwestern Energy Co. 4.75% 2/1/2032		960	884
Sunoco, LP 7.00% 9/15/2028[5]		1,675	1,718
Sunoco, LP 4.50% 5/15/2029		1,050	983
Sunoco, LP 4.50% 4/30/2030		1,255	1,162
Talos Production, Inc. 9.375% 2/1/2031[5]		170	180
TotalEnergies Capital SA 5.15% 4/5/2034		3,003	3,005
TransCanada Pipelines, Ltd. 4.25% 5/15/2028		1,090	1,054
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		598	564
Valero Energy Corp. 4.00% 4/1/2029		4,000	3,808
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]		1,030	939
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]		840	754
Venture Global LNG, Inc. 8.375% 6/1/2031[5]		3,905	4,053
Weatherford International, Ltd. 8.625% 4/30/2030[5]		8,825	9,152
Williams Companies, Inc. 3.50% 11/15/2030		1,094	992
Williams Companies, Inc. 5.15% 3/15/2034		2,202	2,149
			161,233

103	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary 0.52%
Advance Auto Parts, Inc. 3.90% 4/15/2030	USD	813	$735
Advance Auto Parts, Inc. 3.50% 3/15/2032		458	389
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		501	414
Alibaba Group Holding, Ltd. 4.50% 11/28/2034		766	707
Alibaba Group Holding, Ltd. 4.00% 12/6/2037		200	170
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]		1,200	1,241
American Honda Finance Corp. 3.50% 2/15/2028		750	714
Asbury Automotive Group, Inc. 4.625% 11/15/2029[5]		2,115	1,957
Carnival Corp. 5.75% 3/1/2027[5]		1,850	1,829
Carnival Corp. 4.00% 8/1/2028[5]		1,675	1,574
Carnival Corp. 6.00% 5/1/2029[5]		775	766
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[5]		1,783	1,774
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]		450	431
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[5]		604	603
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]		1,350	1,203
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[5]		3,661	3,635
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]		1,070	1,058
Fertitta Entertainment, LLC 4.625% 1/15/2029[5]		3,580	3,263
Ford Motor Co. 4.75% 1/15/2043		4,354	3,524
Ford Motor Co. 5.291% 12/8/2046		2,256	1,976
Ford Motor Credit Co., LLC 6.798% 11/7/2028		2,111	2,182
Ford Motor Credit Co., LLC 5.80% 3/8/2029		6,135	6,116
Ford Motor Credit Co., LLC 7.20% 6/10/2030		3,750	3,947
Ford Motor Credit Co., LLC 4.00% 11/13/2030		1,915	1,711
Ford Motor Credit Co., LLC 7.122% 11/7/2033		1,425	1,507
Gap, Inc. 3.625% 10/1/2029[5]		486	421
Gap, Inc. 3.875% 10/1/2031[5]		323	270
Hanesbrands, Inc. 4.875% 5/15/2026[5]		2,700	2,643
Hanesbrands, Inc. 9.00% 2/15/2031[5]		1,625	1,704
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]		1,885	1,689
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[5]		3,580	3,341
Home Depot, Inc. 1.50% 9/15/2028		3,000	2,633
Home Depot, Inc. 3.90% 12/6/2028		825	797
Home Depot, Inc. 2.95% 6/15/2029		1,174	1,076
Home Depot, Inc. 1.875% 9/15/2031		3,000	2,443
Home Depot, Inc. 4.25% 4/1/2046		2,000	1,684
Home Depot, Inc. 4.50% 12/6/2048		428	371
Hyundai Capital America 1.50% 6/15/2026[5]		850	788
Hyundai Capital America 5.45% 6/24/2026[5]		4,358	4,353
Hyundai Capital America 5.275% 6/24/2027[5]		10,500	10,457
Hyundai Capital America 2.375% 10/15/2027[5]		2,579	2,353
Hyundai Capital America 2.10% 9/15/2028[5]		3,075	2,703
Hyundai Capital America 5.40% 1/8/2031[5]		1,106	1,099
International Game Technology PLC 5.25% 1/15/2029[5]		2,445	2,367
KB Home 7.25% 7/15/2030		1,295	1,336
Kontoor Brands, Inc. 4.125% 11/15/2029[5]		910	825
LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]		590	552
LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]		1,350	1,410
Light and Wonder International, Inc. 7.00% 5/15/2028[5]		750	754
Light and Wonder International, Inc. 7.25% 11/15/2029[5]		2,240	2,289
Lindblad Expeditions, LLC 6.75% 2/15/2027[5]		775	766
Lithia Motors, Inc. 3.875% 6/1/2029[5]		2,900	2,607
Lithia Motors, Inc. 4.375% 1/15/2031[5]		1,025	914
Marriott International, Inc. 4.90% 4/15/2029		1,207	1,195
Marriott International, Inc. 2.75% 10/15/2033		2,500	2,019
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]		620	570
McDonald’s Corp. 4.60% 9/9/2032		716	692
McDonald’s Corp. 4.95% 8/14/2033		559	551
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[5]		1,710	1,603
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]		1,500	1,502
NCL Corp., Ltd. 5.875% 2/15/2027[5]		2,450	2,420

American Funds Insurance Series	104

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
NCL Corp., Ltd. 7.75% 2/15/2029[5]	USD	1,375	$1,431
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[5]		1,345	1,330
Newell Brands Inc. 6.625% 9/15/2029		1,850	1,817
Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,15]		1,277	1,233
Penske Automotive Group, Inc. 3.75% 6/15/2029		1,375	1,243
RHP Hotel Properties, LP 4.50% 2/15/2029[5]		1,300	1,220
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[5]		1,795	1,769
Sands China, Ltd. 2.30% 3/8/2027		2,075	1,892
Sonic Automotive, Inc. 4.625% 11/15/2029[5]		3,035	2,743
Sonic Automotive, Inc. 4.875% 11/15/2031[5]		1,325	1,168
Stellantis Finance US, Inc. 1.711% 1/29/2027[5]		2,200	2,005
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]		2,500	2,533
Stellantis Finance US, Inc. 2.691% 9/15/2031[5]		927	767
Stellantis Finance US, Inc. 6.375% 9/12/2032[5]		635	664
Tempur Sealy International, Inc. 4.00% 4/15/2029[5]		850	768
Toyota Motor Credit Corp. 0.80% 1/9/2026		429	402
Toyota Motor Credit Corp. 1.90% 1/13/2027		2,500	2,313
Travel + Leisure Co. 4.50% 12/1/2029[5]		2,100	1,936
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[5]		3,845	3,801
			139,658

Industrials 0.42%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[5]		670	665
Allison Transmission, Inc. 3.75% 1/30/2031[5]		3,445	3,024
Avis Budget Car Rental, LLC 5.75% 7/15/2027[5]		1,025	986
Avis Budget Car Rental, LLC 4.75% 4/1/2028[5]		35	32
Avis Budget Car Rental, LLC 5.375% 3/1/2029[5]		2,450	2,244
Avis Budget Car Rental, LLC 8.00% 2/15/2031[5]		1,665	1,651
BAE Systems PLC 5.125% 3/26/2029[5]		3,403	3,389
BAE Systems PLC 5.25% 3/26/2031[5]		2,663	2,657
BAE Systems PLC 5.30% 3/26/2034[5]		2,772	2,748
BAE Systems PLC 5.50% 3/26/2054[5]		599	586
Boeing Co. 4.875% 5/1/2025		946	936
Boeing Co. 3.10% 5/1/2026		251	238
Boeing Co. 3.25% 2/1/2028		2,000	1,832
Boeing Co. 5.15% 5/1/2030		945	908
Boeing Co. 3.625% 2/1/2031		178	156
Boeing Co. 6.388% 5/1/2031[5]		227	231
Boeing Co. 3.60% 5/1/2034		2,500	2,012
Boeing Co. 6.528% 5/1/2034[5]		4,274	4,378
Boeing Co. 5.805% 5/1/2050		3,380	3,048
Boeing Co. 6.858% 5/1/2054[5]		520	534
Bombardier, Inc. 7.125% 6/15/2026[5]		473	480
Bombardier, Inc. 7.875% 4/15/2027[5]		1,021	1,024
Brink’s Co. (The) 6.50% 6/15/2029[5]		485	491
Brink’s Co. (The) 4.625% 10/15/2027[5]		2,385	2,290
Canadian Pacific Railway Co. 1.75% 12/2/2026		1,385	1,278
Canadian Pacific Railway Co. 3.10% 12/2/2051		829	551
Carrier Global Corp. 6.20% 3/15/2054		328	352
Chart Industries, Inc. 7.50% 1/1/2030[5]		1,347	1,394
Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]		590	549
Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]		520	483
CoreLogic, Inc. 4.50% 5/1/2028[5]		6,075	5,519
CSX Corp. 4.25% 3/15/2029		1,062	1,030
Herc Holdings, Inc. 6.625% 6/15/2029[5]		660	670
Honeywell International, Inc. 2.30% 8/15/2024		2,640	2,629
Icahn Enterprises, LP 5.25% 5/15/2027		1,185	1,113
Icahn Enterprises, LP 4.375% 2/1/2029		1,525	1,306
L3Harris Technologies, Inc. 5.40% 7/31/2033		4,530	4,518
L3Harris Technologies, Inc. 5.60% 7/31/2053		3,945	3,916

105	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Lockheed Martin Corp. 5.10% 11/15/2027	USD	951	$958
Lockheed Martin Corp. 4.45% 5/15/2028		2,906	2,863
Lockheed Martin Corp. 5.25% 1/15/2033		1,602	1,629
Lockheed Martin Corp. 4.75% 2/15/2034		4,337	4,225
Lockheed Martin Corp. 5.70% 11/15/2054		1,849	1,904
Masco Corp. 1.50% 2/15/2028		774	679
Masco Corp. 2.00% 2/15/2031		497	405
Masco Corp. 3.125% 2/15/2051		230	149
Norfolk Southern Corp. 4.45% 3/1/2033		654	617
Norfolk Southern Corp. 3.05% 5/15/2050		2,746	1,787
Norfolk Southern Corp. 5.35% 8/1/2054		4,136	3,947
Northrop Grumman Corp. 2.93% 1/15/2025		1,820	1,794
Northrop Grumman Corp. 3.25% 1/15/2028		3,495	3,293
Otis Worldwide Corp. 2.293% 4/5/2027		2,135	1,980
Reworld Holding Corp. 4.875% 12/1/2029[5]		1,035	946
RTX Corp. 5.15% 2/27/2033		2,669	2,642
RTX Corp. 5.375% 2/27/2053		3,950	3,755
Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]		2,382	2,568
Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]		2,720	3,004
TransDigm, Inc. 5.50% 11/15/2027		2,200	2,162
TransDigm, Inc. 6.625% 3/1/2032[5]		1,625	1,643
Triumph Group, Inc. 9.00% 3/15/2028[5]		2,581	2,709
Union Pacific Corp. 2.40% 2/5/2030		2,414	2,114
Union Pacific Corp. 2.95% 3/10/2052		1,000	644
Union Pacific Corp. 3.839% 3/20/2060		546	402
Union Pacific Corp. 3.799% 4/6/2071		545	384
United Rentals (North America), Inc. 3.875% 2/15/2031		2,785	2,487
United Rentals (North America), Inc. 3.75% 1/15/2032		215	187
XPO,Inc. 7.125% 6/1/2031[5]		800	818
			114,543

Real estate 0.42%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026		315	306
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028		1,220	1,169
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029		1,940	1,706
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		1,320	1,165
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033		4,095	3,082
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049		410	347
American Tower Corp. 1.45% 9/15/2026		2,369	2,175
American Tower Corp. 3.55% 7/15/2027		1,425	1,353
American Tower Corp. 3.60% 1/15/2028		1,000	944
American Tower Corp. 1.50% 1/31/2028		2,500	2,193
American Tower Corp. 2.30% 9/15/2031		1,500	1,224
American Tower Corp. 2.95% 1/15/2051		2,000	1,252
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]		3,040	1,874
Anywhere Real Estate Group, LLC 7.00% 4/15/2030[5]		1,975	1,617
Boston Properties, LP 6.50% 1/15/2034		2,223	2,262
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034		3,235	3,231
Essex Portfolio, LP 3.50% 4/1/2025		6,825	6,711
Extra Space Storage, LP 2.35% 3/15/2032		1,385	1,104
GLP Capital, LP 3.35% 9/1/2024		1,263	1,259
Host Hotels & Resorts, LP 4.50% 2/1/2026		355	349
Howard Hughes Corp. (The) 5.375% 8/1/2028[5]		1,450	1,380
Howard Hughes Corp. (The) 4.125% 2/1/2029[5]		2,340	2,095
Howard Hughes Corp. (The) 4.375% 2/1/2031[5]		3,520	3,034
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		2,401	1,907
Iron Mountain, Inc. 5.25% 7/15/2030[5]		3,785	3,601
Iron Mountain, Inc. 4.50% 2/15/2031[5]		2,650	2,394
Kennedy-Wilson, Inc. 4.75% 3/1/2029		4,045	3,464
Kennedy-Wilson, Inc. 4.75% 2/1/2030		2,520	2,094

American Funds Insurance Series	106

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Kennedy-Wilson, Inc. 5.00% 3/1/2031	USD	2,260	$1,850
Kilroy Realty, LP 6.25% 1/15/2036		1,468	1,395
Ladder Capital Finance Holdings LLP 4.25% 2/1/2027[5]		3,842	3,643
Ladder Capital Finance Holdings LLP 4.75% 6/15/2029[5]		2,295	2,122
MPT Operating Partnership, LP 5.25% 8/1/2026		130	118
MPT Operating Partnership, LP 5.00% 10/15/2027		7,152	5,913
MPT Operating Partnership, LP 4.625% 8/1/2029		130	95
Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]		2,280	2,140
Prologis, LP 4.875% 6/15/2028		2,357	2,346
Prologis, LP 4.75% 6/15/2033		4,359	4,205
Prologis, LP 5.125% 1/15/2034		2,000	1,977
Prologis, LP 5.00% 3/15/2034		4,095	4,007
Prologis, LP 5.25% 6/15/2053		1,365	1,289
Prologis, LP 5.25% 3/15/2054		615	582
Public Storage Operating Co. 1.85% 5/1/2028		2,490	2,216
Public Storage Operating Co. 1.95% 11/9/2028		2,027	1,787
Public Storage Operating Co. 2.30% 5/1/2031		719	605
RLJ Lodging Trust, LP 4.00% 9/15/2029[5]		1,240	1,097
Scentre Group Trust 1 3.50% 2/12/2025[5]		3,075	3,033
Scentre Group Trust 1 3.25% 10/28/2025[5]		1,000	971
Scentre Group Trust 1 3.75% 3/23/2027[5]		2,430	2,330
Service Properties Trust 5.25% 2/15/2026		510	494
Service Properties Trust 4.75% 10/1/2026		1,635	1,533
Service Properties Trust 4.95% 2/15/2027		1,540	1,401
Service Properties Trust 5.50% 12/15/2027		655	609
Service Properties Trust 3.95% 1/15/2028		1,270	1,065
Service Properties Trust 8.375% 6/15/2029		3,028	2,979
Service Properties Trust 4.95% 10/1/2029		270	205
Service Properties Trust 8.625% 11/15/2031[5]		775	809
Service Properties Trust 8.875% 6/15/2032		2,078	1,940
Sun Communities Operating, LP 2.30% 11/1/2028		1,845	1,623
Sun Communities Operating, LP 2.70% 7/15/2031		876	724
UDR, Inc. 2.95% 9/1/2026		760	721
			113,116

Information technology 0.41%
Adobe, Inc. 1.90% 2/1/2025		366	358
Analog Devices, Inc. 5.05% 4/1/2034		1,281	1,276
Analog Devices,Inc. 5.30% 4/1/2054		1,762	1,721
Broadcom, Inc. 3.469% 4/15/2034[5]		193	165
Cisco Systems, Inc. 4.85% 2/26/2029		1,388	1,388
Cisco Systems, Inc. 4.95% 2/26/2031		3,015	3,014
Cisco Systems, Inc. 5.05% 2/26/2034		112	112
Cisco Systems, Inc. 5.30% 2/26/2054		1,784	1,749
Cisco Systems, Inc. 5.35% 2/26/2064		1,812	1,765
Cloud Software Group, Inc. 6.50% 3/31/2029[5]		2,000	1,922
Cloud Software Group, Inc. 9.00% 9/30/2029[5]		750	728
Cloud Software Group, Inc. 8.25% 6/30/2032[5]		2,975	3,034
Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[8,13]		5,175	5,177
CommScope Technologies, LLC 6.00% 6/15/2025[5]		4,750	3,876
CommScope Technologies, LLC 5.00% 3/15/2027[5]		4,553	1,892
CommScope, Inc. 6.00% 3/1/2026[5]		5,865	5,154
CommScope, Inc. 8.25% 3/1/2027[5]		967	460
CommScope, Inc. 7.125% 7/1/2028[5]		908	377
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[8,13]		4,645	4,195
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[5,8,13]		17,116	17,733

107	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[3,8,13]	USD	2,640	$2,654
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[3,8,13]		29	29
Hughes Satellite Systems Corp. 5.25% 8/1/2026		12,971	10,054
Hughes Satellite Systems Corp. 6.625% 8/1/2026		8,528	3,974
Intel Corp. 5.20% 2/10/2033		2,625	2,622
Intuit, Inc. 0.95% 7/15/2025		1,530	1,463
Intuit, Inc. 1.35% 7/15/2027		1,395	1,258
ION Trading Technologies SARL 9.50% 5/30/2029[5]		560	571
Microchip Technology, Inc. 5.05% 3/15/2029		4,750	4,713
Microsoft Corp. 2.921% 3/17/2052		4,814	3,271
NCR Atleos Corp. 9.50% 4/1/2029[5]		5,144	5,564
NCR Voyix Corp. 5.125% 4/15/2029[5]		1,650	1,555
Synaptics, Inc. 4.00% 6/15/2029[5]		875	794
Texas Instruments, Inc. 4.60% 2/8/2029		2,480	2,467
Texas Instruments, Inc. 4.85% 2/8/2034		1,343	1,331
Unisys Corp. 6.875% 11/1/2027[5]		725	637
Viasat, Inc. 5.625% 9/15/2025[5]		1,525	1,481
Viasat, Inc. 5.625% 4/15/2027[5]		2,475	2,217
Viasat, Inc. 6.50% 7/15/2028[5]		1,275	967
Viasat, Inc. 7.50% 5/30/2031[5]		6,147	4,091
Viavi Solutions, Inc. 3.75% 10/1/2029[5]		725	613
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,3,10]		1,005	978
			109,400

Materials 0.33%
ATI,Inc. 4.875% 10/1/2029		710	665
ATI,Inc. 5.125% 10/1/2031		1,110	1,027
Avient Corp. 7.125% 8/1/2030[5]		855	872
Ball Corp. 3.125% 9/15/2031		3,520	2,980
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]		935	839
Celanese US Holdings, LLC 6.165% 7/15/2027		3,500	3,554
Celanese US Holdings, LLC 6.55% 11/15/2030		2,791	2,918
Celanese US Holdings, LLC 6.70% 11/15/2033		1,806	1,899
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		5,425	5,392
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[5]		2,525	2,393
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[5]		2,275	2,254
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]		775	687
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[5]		1,570	1,554
Consolidated Energy Finance SA 12.00% 2/15/2031[5]		1,630	1,683
CVR Partners, LP 6.125% 6/15/2028[5]		925	890
Dow Chemical Co. (The) 4.80% 5/15/2049		485	414
Dow Chemical Co. (The) 3.60% 11/15/2050		1,180	823
First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]		7,545	7,379
First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]		5,370	5,618
FXI Holdings, Inc. 12.25% 11/15/2026[5]		4,517	4,487
FXI Holdings, Inc. 12.25% 11/15/2026[5]		2,181	2,171
INEOS Finance PLC 6.75% 5/15/2028[5]		1,985	1,991
INEOS Finance PLC 7.50% 4/15/2029[5]		805	814
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]		5,400	4,824
Kaiser Aluminum Corp. 4.625% 3/1/2028[5]		2,495	2,337
Linde, Inc. 1.10% 8/10/2030		2,938	2,369
LSB Industries, Inc. 6.25% 10/15/2028[5]		1,560	1,506
LYB International Finance III, LLC 2.25% 10/1/2030		1,198	1,013
LYB International Finance III, LLC 4.20% 5/1/2050		1,186	904
Methanex Corp. 5.125% 10/15/2027		6,305	6,086
Mineral Resources, Ltd. 9.25% 10/1/2028[5]		945	993
Mineral Resources, Ltd. 8.50% 5/1/2030[5]		1,525	1,581
Mosaic Co. 4.05% 11/15/2027		1,050	1,008

American Funds Insurance Series	108

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
NOVA Chemicals Corp. 4.25% 5/15/2029[5]	USD	1,875	$1,655
NOVA Chemicals Corp. 9.00% 2/15/2030[5]		775	819
Novelis Corp. 3.875% 8/15/2031[5]		1,115	966
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]		3,485	3,246
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[5]		1,230	1,158
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[8,13,15]		556	562
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[8,13,15]		1,169	1,164
Warrior Met Coal, Inc. 7.875% 12/1/2028[5]		2,212	2,261
Westlake Corp. 4.375% 11/15/2047		500	406
			88,162

Utilities 0.25%
Ameren Corp. 2.50% 9/15/2024		969	962
Calpine Corp. 3.75% 3/1/2031[5]		1,975	1,747
Commonwealth Edison Co. 4.35% 11/15/2045		1,085	915
Commonwealth Edison Co. 3.85% 3/15/2052		2,600	1,928
Duke Energy Indiana, LLC 3.25% 10/1/2049		850	570
Duke Energy Progress, LLC 3.70% 10/15/2046		457	341
Duke Energy Progress, LLC 2.50% 8/15/2050		202	116
Duke Energy Progress, LLC 2.90% 8/15/2051		91	56
EDP Finance BV 3.625% 7/15/2024[5]		4,100	4,096
Electricité de France SA 6.25% 5/23/2033[5]		1,075	1,113
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/ 2033)[5,10]		1,475	1,608
Emera US Finance, LP 3.55% 6/15/2026		320	307
Enel Américas SA 4.00% 10/25/2026		245	235
Entergy Corp. 2.80% 6/15/2030		2,302	2,012
FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]		675	617
MidAmerican Energy Co. 5.85% 9/15/2054		875	897
NextEra Energy Capital Holdings,Inc. 6.051% 3/1/2025		650	651
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033		4,625	4,747
Pacific Gas and Electric Co. 2.10% 8/1/2027		125	113
Pacific Gas and Electric Co. 2.50% 2/1/2031		2,941	2,426
Pacific Gas and Electric Co. 6.95% 3/15/2034		2,425	2,613
Pacific Gas and Electric Co. 3.30% 8/1/2040		100	71
Pacific Gas and Electric Co. 3.50% 8/1/2050		1,250	817
PacifiCorp 5.30% 2/15/2031		3,953	3,942
PacifiCorp 5.45% 2/15/2034		3,450	3,409
PacifiCorp 4.125% 1/15/2049		3,500	2,675
PacifiCorp 5.35% 12/1/2053		419	381
PacifiCorp 5.80% 1/15/2055		2,075	2,011
PG&E Corp. 5.00% 7/1/2028		3,750	3,612
PG&E Corp. 5.25% 7/1/2030		3,400	3,250
Public Service Electric and Gas Co. 3.60% 12/1/2047		548	410
Public Service Electric and Gas Co. 3.15% 1/1/2050		2,451	1,681
Southern California Edison Co. 2.85% 8/1/2029		4,450	3,999
Southern California Edison Co. 5.45% 6/1/2031		2,500	2,519
Southern California Edison Co. 5.20% 6/1/2034		2,522	2,464
Southern California Edison Co. 5.75% 4/1/2035		675	689
Southern California Edison Co. 5.35% 7/15/2035		3,000	2,974
Southern California Edison Co. 4.00% 4/1/2047		264	202
Virginia Electric & Power 2.40% 3/30/2032		2,575	2,117
Xcel Energy,Inc. 2.60% 12/1/2029		1,131	987
			66,280

109	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples 0.21%
7-Eleven,Inc. 0.95% 2/10/2026[5]	USD	825	$769
7-Eleven,Inc. 1.30% 2/10/2028[5]		2,500	2,179
Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040		2,500	2,205
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048		290	257
BAT Capital Corp. 6.343% 8/2/2030		1,191	1,242
BAT Capital Corp. 6.421% 8/2/2033		1,290	1,349
BAT Capital Corp. 7.079% 8/2/2043		2,075	2,188
BAT Capital Corp. 4.54% 8/15/2047		627	483
Central Garden & Pet Co. 4.125% 4/30/2031[5]		1,395	1,232
Coca-Cola Co. 1.00% 3/15/2028		940	825
Conagra Brands, Inc. 1.375% 11/1/2027		4,615	4,067
Constellation Brands, Inc. 3.60% 2/15/2028		625	593
Constellation Brands, Inc. 2.25% 8/1/2031		1,487	1,221
Coty, Inc. 4.75% 1/15/2029[5]		1,680	1,598
J. M. Smucker Co. (The) 5.90% 11/15/2028		2,662	2,743
J. M. Smucker Co. (The) 6.20% 11/15/2033		1,734	1,822
J. M. Smucker Co. (The) 6.50% 11/15/2043		256	270
J. M. Smucker Co. (The) 6.50% 11/15/2053		899	967
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[5]		965	988
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]		2,210	2,008
PepsiCo, Inc. 3.625% 3/19/2050		633	482
Philip Morris International, Inc. 3.25% 11/10/2024		2,000	1,983
Philip Morris International, Inc. 5.125% 11/17/2027		3,073	3,074
Philip Morris International, Inc. 4.875% 2/15/2028		6,000	5,950
Philip Morris International, Inc. 5.625% 11/17/2029		1,482	1,514
Philip Morris International, Inc. 5.125% 2/15/2030		4,166	4,153
Philip Morris International, Inc. 5.125% 2/13/2031		2,275	2,252
Philip Morris International, Inc. 5.25% 2/13/2034		3,109	3,051
Post Holdings, Inc. 4.625% 4/15/2030[5]		2,886	2,654
Post Holdings, Inc. 6.25% 2/15/2032[5]		279	280
Prestige Brands, Inc. 3.75% 4/1/2031[5]		1,115	971
Reynolds American, Inc. 5.85% 8/15/2045		2,030	1,874
Simmons Foods, Inc. 4.625% 3/1/2029[5]		560	493
United Natural Foods, Inc. 6.75% 10/15/2028[5]		500	452
			58,189
Total corporate bonds, notes & loans			1,588,390

Asset-backed obligations 2.30%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[5,7]		167	165
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[5,7]		2,962	2,954
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[5,7]		2,788	2,791
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[7]		12,228	12,012
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[7]		1,414	1,414
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[5,7]		20,244	19,232
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[5,7]		138	132
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[5,7]		11,617	10,736
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[5,7]		32,377	32,642
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,7]		5,535	5,618
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[5,7,8]		7,810	7,822
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[7]		6,633	6,611
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[7]		10,137	10,150

American Funds Insurance Series	110

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[5,7]	USD	282	$270
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[5,7]		2,756	2,766
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[7]		4,737	4,744
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[7]		1,259	1,259
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[5,7]		4,411	3,940
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[5,7]		283	264
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.556% 7/27/2030[5,7,8]		1,461	1,462
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,7]		5,140	4,873
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[5,7]		1,716	1,493
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[5,7]		6,034	5,531
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[5,7]		5,525	5,528
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[5,7]		5,646	5,653
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[5,7]		4,751	4,752
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[7]		10,475	10,387
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[7]		3,278	3,259
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[7]		4,553	4,551
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[5,7]		1,159	1,046
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[5,7]		4,344	3,917
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[5,7]		926	838
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[5,7]		1,286	1,144
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[7]		4,015	4,018
CPS Auto Trust, Series 2024-C, Class A, 5.88% 2/15/2028[5,7]		2,347	2,350
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[5,7]		1,958	1,983
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[7]		4,594	4,595
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[7]		3,457	3,470
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[5,7]		716	716
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[5,7]		1,279	1,279
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.57% 4/15/2028[5,7,8]		1,871	1,873
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[5,7]		273	244
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[5,7]		960	963
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[5,7]		2,073	2,053
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[5,7]		1,856	1,838
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[5,7]		3,404	3,407
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[7]		4,430	4,452
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[5,7]		5,699	5,399
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[5,7]		648	649
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[5,7]		9,605	9,477
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[5,7]		8,861	8,665
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[5,7]		6,693	6,751
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[5,7,8]		15,000	14,898
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[5,7]		535	487
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[5,7]		215	193
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[5,7]		1,894	1,793
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,7]		7,977	7,394
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[5,7]		10,020	9,290
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[5,7]		3,284	2,945
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[5,7]		4,871	4,399
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[5,7]		385	342
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[7]		1,774	1,773
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[5,7]		9,657	9,927
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[7]		2,372	2,359
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,7]		5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[5,7]		8,452	8,341
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[5,7]		634	625
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[5,7]		405	399
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[5,7]		8,089	7,861
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[5,7]		8,390	8,214

111	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[5,7]	USD	5,565	$5,085
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[5,7]		685	625
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[5,7]		429	390
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[5,7]		4,900	4,500
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[5,7]		4,960	4,711
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[5,7]		5,141	5,251
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[7]		417	417
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[7]		4,913	4,915
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[7]		1,141	1,137
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[7]		3,557	3,546
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[7]		3,229	3,222
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[5,7]		2,594	2,606
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/2030[5,7,8]		4,553	4,559
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,7]		3,475	3,495
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[5,7]		3,854	3,398
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[5,7]		4,760	4,161
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[5,7]		5,599	5,042
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[5,7]		7,177	6,517
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[5,7]		4,079	3,698
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[5,7]		6,924	6,327
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[5,7]		23,051	20,565
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/2030[5,7,8]		1,393	1,394
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/20/2031[5,7,8]		2,114	2,119
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/2029[5,7,8]		87	87
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.39% 10/15/2029[5,7,8]		4,624	4,628
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.99% 10/15/2029[5,7,8]		5,378	5,379
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[5,7]		5,912	5,902
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[7]		2,725	2,547
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 5.347% 9/15/2039[5,7,8]		963	963
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 6.264% 9/15/2039[5,7]		962	965
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.53% 10/15/2030[5,7,8]		3,076	3,077
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[7]		451	450
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[7]		2,755	2,756
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[7]		1,458	1,460
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[7]		8,250	8,252
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[7]		738	735
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[7]		5,474	5,496
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[7]		5,062	5,101
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[5,7]		3,601	3,598
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[5,7]		4,498	4,492
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[5,7]		974	975
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[5,7]		1,412	1,416
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[5,7]		3,573	3,580
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 6.173% 1/15/2053[5,7,8]		4,678	4,653
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[5,7]		3,070	2,749
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[5,7]		3,369	3,157
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[5,7]		3,811	3,520
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[5,7]		1,376	1,278
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[5,7]		1,108	1,027
American Funds Insurance Series	112

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.618% 10/20/2031[5,7,8]	USD	4,351	$4,357
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[5,7]		2,005	1,896
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[7]		3,169	3,192
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[5,7]		1,445	1,320
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[5,7]		650	591
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[5,7]		794	704
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[5,7]		2,292	2,054
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[5,7]		6,229	6,222
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[5,7]		8,337	8,028
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[5,7,8]		7,257	6,769
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[7]		5,253	5,241
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[7]		2,033	2,028
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[5,7]		1,370	1,369
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[5,7]		8,714	7,813
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[5,7]		1,550	1,365
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[5,7]		1,363	1,369
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[7]		8,460	8,422
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[7]		4,292	4,277
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[7,10]		7,481	7,394
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[7]		10,500	10,606
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[5,7]		8,981	8,901
Verizon Master Trust., Series 24-5, Class A, 5.832% 6/21/2032[5,7]		1,042	1,042
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,7]		519	519
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[5,7]		1,572	1,572
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[5,7]		3,504	3,508
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,7]		794	791
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[5,7]		2,794	2,802
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[7]		7,845	7,790
			619,173

Bonds & notes of governments & government agencies outside the U.S. 0.18%
Chile (Republic of) 4.85% 1/22/2029		4,500	4,453
CPPIB Capital, Inc. 2.75% 11/2/2027[5]		6,600	6,204
European Investment Bank 0.75% 10/26/2026		6,194	5,664
OMERS Finance Trust 3.50% 4/19/2032[5]		4,315	3,941
OMERS Finance Trust 4.00% 4/19/2052[5]		4,315	3,452
Panama (Republic of) 7.50% 3/1/2031		1,970	2,064
Panama (Republic of) 2.252% 9/29/2032		4,805	3,463
Panama (Republic of) 8.00% 3/1/2038		1,495	1,578
Panama (Republic of) 4.50% 1/19/2063		1,035	664
Peru (Republic of) 1.862% 12/1/2032		2,525	1,912
Peru (Republic of) 2.78% 12/1/2060		3,775	2,124
Qatar (State of) 4.00% 3/14/2029[5]		745	722
Qatar (State of) 4.817% 3/14/2049[5]		750	702
Swedish Export Credit Corp. 3.625% 9/3/2024		5,089	5,071
United Mexican States 2.659% 5/24/2031		2,703	2,225
United Mexican States 3.50% 2/12/2034		1,790	1,459
United Mexican States 3.771% 5/24/2061		1,528	940
			46,638

113	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals 0.11%
California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	USD	1,200	$1,128
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027		1,660	1,529
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		495	414
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042		1,170	912
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046		1,975	1,803
			5,786

Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027		5,335	4,844
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		5,365	4,550
			9,394

Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036		240	203
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043		315	258
			461

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033		4,125	4,105

Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038		5	5

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		5,020	4,408

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		5,805	5,515
Total municipals			29,674
Total bonds, notes & other debt instruments (cost: $6,599,237,000)			6,364,268

Investment funds 5.29%	Shares
Capital Group Central Corporate Bond Fund[17]	172,076,034	1,423,069
Total Investment funds (cost: $1,622,158,000)		1,423,069

Short-term securities 6.61%
Money market investments 6.55%
Capital Group Central Cash Fund 5.37%17,18	17,628,972	1,762,897

American Funds Insurance Series	114

Asset Allocation Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.06%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[18,19]	7,476,299	$7,476
Capital Group Central Cash Fund 5.37%[17,18,19]	70,379	7,038
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[18,19]	3,408,672	3,409
		17,923
Total short-term securities (cost: $1,780,720,000)		1,780,820
Total investment securities 103.85% (cost: $20,653,069,000)		27,963,365
Other assets less liabilities (3.85)%		(1,036,573)
Net assets 100.00%		$26,926,792

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	2,858	10/3/2024	USD	583,657	$1,496
5 Year U.S. Treasury Note Futures	Long	5,850	10/3/2024		623,482	3,982
10 Year U.S. Treasury Note Futures	Long	1,102	9/30/2024		121,203	1,288
10 Year Ultra U.S. Treasury Note Futures	Short	1,991	9/30/2024		(226,041)	(1,574)
20 Year U.S. Treasury Bond Futures	Long	661	9/30/2024		78,205	907
30 Year Ultra U.S. Treasury Bond Futures	Short	1,099	9/30/2024		(137,753)	(2,316)
						$3,783

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2024 (000)	(received) (000)	at 6/30/2024 (000)
4.7325%	Annual	SOFR	Annual	5/7/2026	USD	284,200	$448	$—	$448
4.7315%	Annual	SOFR	Annual	5/8/2026	USD	146,300	232	—	232
4.741%	Annual	SOFR	Annual	5/10/2026	USD	394,133	717	—	717
							$1,397	$—	$1,397

115	American Funds Insurance Series

Asset Allocation Fund (continued)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

							Upfront	Unrealized
							premium	appreciation
				Notional		Value at	paid	(depreciation)
Reference	Financing	Payment	Expiration	amount[20]		6/30/2024[21]	(received)	at 6/30/2024
index	rate received	frequency	date	(000)		(000)	(000)	(000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD	17,902	$369	$397	$(28)

Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 5.29%
Capital Group Central Corporate Bond Fund	$1,406,015	$77,372		$24,780	$(3,560)	$(31,978)	$1,423,069	$31,228
Short-term securities 6.57%
Money market investments 6.55%
Capital Group Central Cash Fund 5.37%[18]	2,395,658	1,915,770		2,548,791	(56)	316	1,762,897	58,736
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.37%[18,19]	1,991	5,047	[22]				7,038	—	[23]
Total short-term securities							1,769,935
Total 11.86%					$(3,616)	$(31,662)	$3,193,004	$89,964

Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[1,2]	8/22/2014	$6,949	$18,138	.07%
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2]	7/9/2021	50,000	11,596	.04
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[4,5]	9/13/2023	2,592	2,654	.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[4,5]	9/13/2023-6/13/2024	29	29	.00	[6]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,10]	6/23/2023	977	978	.00	[24]
Total		$60,547	$33,395	.12%

American Funds Insurance Series	116

Asset Allocation Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $33,395,000, which represented .12% of the net assets of the fund.
[4]	All or a portion of this security was on loan. The total value of all such securities was $19,113,000, which represented .07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,265,872,000, which represented 4.70% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $17,690,000, which represented .07% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $45,566,000, which represented .17% of the net assets of the fund.
[14]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[15]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[16]	Scheduled interest and/or principal payment was not received.
[17]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 6/30/2024.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[21]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[22]	Represents net activity. Refer to Note 5 for more information on securities lending.
[23]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[24]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Agcy. = Agency
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

117	American Funds Insurance Series

American Funds Global Balanced Fund

Investment portfolio June 30, 2024	unaudited

Common stocks 64.24%	Shares	Value (000)
Information technology 12.12%
Microsoft Corp.	28,427	$12,706
Broadcom, Inc.	7,302	11,724
Apple, Inc.	26,030	5,483
Samsung Electronics Co., Ltd.	66,608	3,914
Taiwan Semiconductor Manufacturing Co., Ltd.	89,000	2,647
Accenture PLC, Class A	8,352	2,534
Texas Instruments, Inc.	11,952	2,325
ServiceNow, Inc.[1]	2,161	1,700
TDK Corp.	19,000	1,161
GlobalWafers Co., Ltd.	40,000	662
Intel Corp.	18,607	576
SK hynix, Inc.	3,393	575
Salesforce, Inc.	2,160	555
NEC Corp.	6,400	523
Seagate Technology Holdings PLC	3,768	389
		47,474

Health care 9.70%
Sanofi	52,883	5,083
Novo Nordisk AS, Class B	32,415	4,631
Abbott Laboratories	39,946	4,151
Gilead Sciences, Inc.	43,345	2,974
AstraZeneca PLC	15,774	2,459
UnitedHealth Group, Inc.	4,388	2,235
Eli Lilly and Co.	2,262	2,048
Vertex Pharmaceuticals, Inc.[1]	3,067	1,438
DexCom, Inc.[1]	12,646	1,434
Takeda Pharmaceutical Co., Ltd.	52,600	1,364
Stryker Corp.	3,698	1,258
Molina Healthcare, Inc.[1]	3,802	1,130
AbbVie, Inc.	5,914	1,014
Medtronic PLC	12,617	993
Novartis AG	8,429	903
Thermo Fisher Scientific, Inc.	1,632	903
Eurofins Scientific SE, non-registered shares	18,109	900
GE HealthCare Technologies, Inc.	10,463	815
GSK PLC	31,883	615
Danaher Corp.	2,261	565
BioMarin Pharmaceutical, Inc.[1]	6,215	512
Alnylam Pharmaceuticals, Inc.[1]	1,800	437
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	3,600	144
		38,006

Industrials 8.13%
RTX Corp.	59,935	6,017
Carrier Global Corp.	66,144	4,172
General Dynamics Corp.	8,803	2,554
Safran SA	11,352	2,388
BAE Systems PLC	127,728	2,133
General Electric Co.	10,592	1,684
Siemens AG	8,055	1,498
Daikin Industries, Ltd.	9,600	1,326
Honeywell International, Inc.	6,018	1,285
CSX Corp.	35,172	1,176
Thales SA	7,136	1,147
Airbus SE, non-registered shares	5,999	827
Melrose Industries PLC	114,430	799
Volvo AB, Class B	30,779	790
Boeing Co.[1]	3,659	666
Deutsche Post AG	14,691	594
Rolls-Royce Holdings PLC[1]	93,431	540
United Rentals, Inc.	795	514

American Funds Insurance Series	118

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares		Value (000)
Industrials (continued)
L3Harris Technologies, Inc.	2,038		$458
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	27,204		426
Waste Management, Inc.	1,974		421
Caterpillar, Inc.	1,194		398
Recruit Holdings Co., Ltd.	500		27
GE Vernova, Inc.[1]	—	[2]	—	[2]
			31,840

Financials 7.71%
ING Groep NV	267,263		4,579
B3 SA - Brasil, Bolsa, Balcao	1,815,653		3,326
Banco Bilbao Vizcaya Argentaria, SA	321,700		3,209
Münchener Rückversicherungs-Gesellschaft AG	4,943		2,472
HDFC Bank, Ltd. (ADR)	28,810		1,853
HDFC Bank, Ltd.	24,510		495
AIA Group, Ltd.	344,800		2,338
BlackRock, Inc.	2,696		2,123
Chubb, Ltd.	7,322		1,868
Zurich Insurance Group AG	2,885		1,535
JPMorgan Chase & Co.	4,919		995
BNP Paribas SA	11,724		751
Aegon, Ltd.	112,731		696
Capital One Financial Corp.	4,869		674
Bank Central Asia Tbk PT	1,011,700		610
3i Group PLC	13,863		535
FinecoBank SpA	35,668		532
Great-West Lifeco, Inc.	17,796		519
Kotak Mahindra Bank, Ltd.	19,234		414
Visa, Inc., Class A	1,307		343
Ping An Insurance (Group) Company of China, Ltd., Class H	59,000		268
Ping An Insurance (Group) Company of China, Ltd., Class A	11,300		64
			30,199

Consumer staples 5.65%
Philip Morris International, Inc.	38,604		3,912
ITC, Ltd.	726,576		3,687
Imperial Brands PLC	116,457		2,982
Ajinomoto Co., Inc.	73,950		2,603
British American Tobacco PLC	73,860		2,270
Suntory Beverage & Food, Ltd.	44,300		1,573
Seven & i Holdings Co., Ltd.	101,300		1,234
Barry Callebaut AG (Switzerland)	755		1,230
Nestlé SA	10,727		1,095
Kao Corp.	21,800		886
Pernod Ricard SA	5,072		690
			22,162

Materials 4.93%
Freeport-McMoRan, Inc.	104,223		5,065
Air Products and Chemicals, Inc.	13,578		3,504
Glencore PLC	429,258		2,448
Linde PLC	4,263		1,871
BHP Group, Ltd. (CDI)	56,251		1,611
Smurfit Kappa Group PLC	27,151		1,207
Fortescue, Ltd.	68,831		983
Rio Tinto PLC	12,568		827
Celanese Corp.	5,091		687
Vale SA (ADR), ordinary nominative shares	58,771		656
Air Liquide SA	2,601		448
			19,307

119	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares		Value (000)
Communication services 4.63%
Meta Platforms, Inc., Class A	13,614		$6,864
Alphabet, Inc., Class A	22,016		4,010
Alphabet, Inc., Class C	7,461		1,369
Netflix, Inc.[1]	2,737		1,847
Singapore Telecommunications, Ltd.	718,100		1,452
Omnicom Group, Inc.	9,635		864
Comcast Corp., Class A	19,062		747
TELUS Corp.	47,553		720
Nintendo Co., Ltd.	5,300		283
			18,156

Consumer discretionary 4.03%
Amazon.com, Inc.[1]	15,165		2,931
LVMH Moët Hennessy-Louis Vuitton SE	2,627		2,017
Home Depot, Inc.	5,834		2,008
Ferrari NV	3,604		1,472
Ferrari NV (EUR denominated)	1,214		496
Compagnie Financière Richemont SA, Class A	9,433		1,472
Royal Caribbean Cruises, Ltd.[1]	7,852		1,252
InterContinental Hotels Group PLC	11,356		1,191
McDonald’s Corp.	3,512		895
Hasbro, Inc.	11,777		689
Sony Group Corp.	6,200		527
Restaurant Brands International, Inc.	6,188		435
adidas AG	1,646		393
			15,778

Energy 3.09%
Canadian Natural Resources, Ltd. (CAD denominated)	173,623		6,185
Shell PLC (GBP denominated)	49,225		1,769
TC Energy Corp. (CAD denominated)	32,907		1,247
Chevron Corp.	7,410		1,159
BP PLC	169,713		1,023
Neste OYJ	42,256		749
			12,132

Utilities 3.04%
DTE Energy Co.	27,496		3,053
Constellation Energy Corp.	13,593		2,722
E.ON SE	187,940		2,463
Duke Energy Corp.	15,430		1,547
SembCorp Industries, Ltd.	272,700		964
Dominion Energy, Inc.	12,884		631
ENN Energy Holdings, Ltd.	64,100		528
Power Grid Corporation of India, Ltd.	—	[2]	—	[2]
			11,908

Real estate 1.21%
CTP NV	104,539		1,778
Equinix, Inc. REIT	2,132		1,613
Embassy Office Parks REIT	316,897		1,347
			4,738
Total common stocks (cost: $192,436,000)			251,700

Preferred securities 0.08%
Consumer discretionary 0.08%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	4,238	315
Total preferred securities (cost: $345,000)		315

American Funds Insurance Series	120

American Funds Global Balanced Fund (continued)

Convertible stocks 0.50%	Shares	Value (000)
Utilities 0.50%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[3]	47,600	$1,975
Total convertible stocks (cost: $2,123,000)		1,975

Bonds, notes & other debt instruments 30.42%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 12.95%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY	550	81
Asian Development Bank 1.125% 6/10/2025	GBP	100	122
Asian Development Bank 6.20% 10/6/2026	INR	1,990	24
Asian Development Bank 6.72% 2/8/2028		18,000	215
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD	115	64
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033		725	436
Austria (Republic of) 0% 2/20/2031	EUR	500	442
Austria (Republic of) 2.90% 2/20/2034		120	127
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033		270	288
Brazil (Federative Republic of) 0% 1/1/2025	BRL	2,300	391
Brazil (Federative Republic of) 10.00% 1/1/2025		900	160
Brazil (Federative Republic of) 0% 4/1/2025		6,700	1,107
Brazil (Federative Republic of) 10.00% 1/1/2029		2,230	371
Brazil (Federative Republic of) 10.00% 1/1/2031		1,529	247
Brazil (Federative Republic of) 6.00% 8/15/2040[4]		215	37
Brazil (Federative Republic of) 6.00% 8/15/2050[4]		1,551	262
Brazil (Federative Republic of) 6.00% 8/15/2060[4]		215	36
Bulgaria (Republic of) 4.50% 1/27/2033	EUR	120	134
Canada 3.00% 11/1/2024	CAD	320	233
Canada 2.25% 6/1/2025		1,400	1,004
Canada 0.25% 3/1/2026		246	169
Canada 3.50% 3/1/2028		609	444
Chile (Republic of) 4.70% 9/1/2030	CLP	55,000	55
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY	8,160	1,150
China (People’s Republic of), Series INBK, 2.37% 1/15/2029		3,860	540
China (People’s Republic of), Series INBK, 2.62% 6/25/2030		1,970	279
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		12,270	1,775
China (People’s Republic of), Series INBK, 3.81% 9/14/2050		3,860	665
China (People’s Republic of), Series INBK, 3.12% 10/25/2052		4,630	717
China (People’s Republic of), Series INBK, 3.00% 10/15/2053		820	126
China Development Bank Corp., Series 2008, 2.89% 6/22/2025		3,240	451
China Development Bank Corp., Series 2004, 3.43% 1/14/2027		1,060	151
China Development Bank Corp., Series 2009, 3.39% 7/10/2027		8,580	1,231
China Development Bank Corp., Series 1805, 4.88% 2/9/2028		2,040	309
Dominican Republic 5.50% 1/27/2025	USD	286	286
Estonia (Republic of) 3.25% 1/17/2034	EUR	160	167
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR	7,100	83
European Bank for Reconstruction and Development 5.25% 1/12/2027		10,100	116
European Bank for Reconstruction and Development 6.30% 10/26/2027		4,300	51
European Investment Bank 0.375% 9/15/2027	EUR	110	109
European Investment Bank 0.25% 1/20/2032		860	756
European Union 0% 7/6/2026		100	101
European Union 0.25% 10/22/2026		50	50
European Union 2.875% 12/6/2027		50	53
French Republic O.A.T. 0.75% 2/25/2028		410	405
French Republic O.A.T. 0% 11/25/2030		1,320	1,167
French Republic O.A.T. 2.00% 11/25/2032		610	598
French Republic O.A.T. 3.25% 5/25/2045		160	162
Germany (Federal Republic of) 2.50% 3/13/2025		845	900
Germany (Federal Republic of) 0% 4/16/2027		950	947
Germany (Federal Republic of) 0% 2/15/2032		540	483
Germany (Federal Republic of) 1.70% 8/15/2032		674	684
Germany (Federal Republic of) 2.30% 2/15/2033		510	540
Germany (Federal Republic of) 1.00% 5/15/2038		280	243

121	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 8/15/2050	EUR	380	$206
Germany (Federal Republic of) 0% 8/15/2052		80	41
Greece (Hellenic Republic of) 3.375% 2/15/2025		5	5
Greece (Hellenic Republic of) 3.875% 6/15/2028		65	71
Greece (Hellenic Republic of) 1.50% 6/18/2030		90	87
Greece (Hellenic Republic of) 1.75% 6/18/2032		530	500
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR	1,165,000	70
Indonesia (Republic of), Series 95, 6.375% 8/15/2028		1,767,000	106
Indonesia (Republic of), Series 71, 9.00% 3/15/2029		4,437,000	293
Indonesia (Republic of), Series 78, 8.25% 5/15/2029		3,301,000	212
Indonesia (Republic of), Series 87, 6.50% 2/15/2031		1,253,000	74
Indonesia (Republic of), Series 96, 7.00% 2/15/2033		4,446,000	270
Inter-American Development Bank 7.00% 1/25/2029	INR	47,000	561
International Bank for Reconstruction and Development 6.75% 9/8/2027		15,800	188
International Bank for Reconstruction and Development 6.75% 7/13/2029		16,200	192
Ireland (Republic of) 2.60% 10/18/2034	EUR	100	104
Ireland (Republic of) 3.00% 10/18/2043		150	156
Israel (State of) 1.30% 4/30/2032	ILS	2,540	520
Israel (State of) 4.50% 1/17/2033	USD	200	180
Israel (State of) 4.00% 3/30/2035	ILS	940	230
Italy (Republic of) 1.35% 4/1/2030	EUR	550	521
Italy (Republic of) 4.40% 5/1/2033		1,200	1,333
Italy (Republic of) 4.35% 11/1/2033		740	816
Italy (Republic of) 4.20% 3/1/2034		1,675	1,823
Italy (Republic of) 4.50% 10/1/2053		390	414
Japan, Series 19, 0.10% 9/10/2024[4]	JPY	32,760	205
Japan, Series 150, 0.005% 12/20/2026		84,950	523
Japan, Series 346, 0.10% 3/20/2027		134,150	828
Japan, Series 352, 0.10% 9/20/2028		61,950	379
Japan, Series 363, 0.10% 6/20/2031		7,500	45
Japan, Series 373, 0.60% 12/20/2033		55,750	334
Japan, Series 152, 1.20% 3/20/2035		205,250	1,281
Japan, Series 176, 0.50% 3/20/2041		109,950	569
Japan, Series 179, 0.50% 12/20/2041		50,500	257
Japan, Series 42, 1.70% 3/20/2044		50,150	305
Japan, Series 37, 0.60% 6/20/2050		26,950	118
Japan, Series 74, 1.00% 3/20/2052		84,000	400
Japan, Series 76, 1.40% 9/20/2052		47,500	250
Magyar Export-Import Bank 6.00% 5/16/2029	EUR	100	113
Netherlands (Kingdom of the) 5.50% 1/15/2028		100	117
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD	400	259
New South Wales Treasury Corp. 4.25% 2/20/2036		670	409
Norway (Kingdom of) 1.75% 9/6/2029	NOK	2,850	244
Norway (Kingdom of) 3.625% 4/13/2034		4,630	435
Nova Scotia (Province of) 3.15% 12/1/2051	CAD	170	99
Panama (Republic of) 7.50% 3/1/2031	USD	200	210
Panama (Republic of) 6.40% 2/14/2035		200	190
Panama (Republic of) 7.875% 3/1/2057		570	595
Philippines (Republic of) 0.25% 4/28/2025	EUR	100	104
Philippines (Republic of) 1.648% 6/10/2031	USD	200	159
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	410	89
Portuguese Republic 0.475% 10/18/2030	EUR	230	213
Portuguese Republic 3.50% 6/18/2038		230	247
Romania 2.125% 3/7/2028		130	129
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR	4,235	142
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW	348,590	246
South Korea (Republic of), Series 3212, 4.25% 12/10/2032		1,831,500	1,428
Spain (Kingdom of) 0% 1/31/2027	EUR	335	332
Spain (Kingdom of) 0.80% 7/30/2027		490	491
Spain (Kingdom of) 0.50% 10/31/2031		165	146
Spain (Kingdom of) 3.15% 4/30/2033		317	336

American Funds Insurance Series	122

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Spain (Kingdom of) 3.55% 10/31/2033	EUR	370	$403
Spain (Kingdom of) 3.25% 4/30/2034		120	127
Spain (Kingdom of) 3.45% 10/31/2034		240	258
Turkey (Republic of) 12.60% 10/1/2025	TRY	13,340	308
Ukraine 6.876% 5/21/2031[5,6]	USD	250	72
Ukraine 6.876% 5/21/2031[5]		200	57
United Kingdom 2.75% 9/7/2024	GBP	50	63
United Kingdom 1.25% 7/22/2027		410	476
United Kingdom 0.375% 10/22/2030		490	496
United Kingdom 1.00% 1/31/2032		920	932
United Kingdom 4.25% 6/7/2032		785	1,006
United Kingdom 3.25% 1/22/2044		174	182
United Kingdom 1.25% 7/31/2051		413	252
United Kingdom 4.375% 7/31/2054		235	283
United Mexican States, Series M, 5.75% 3/5/2026	MXN	10,710	541
United Mexican States, Series M, 7.75% 11/23/2034		13,804	650
United Mexican States, Series M, 8.00% 11/7/2047		5,120	229
United Mexican States, Series M, 8.00% 7/31/2053		28,580	1,262
United Mexican States, Series S, 4.00% 10/29/2054[4]		4,128	189
			50,730

Mortgage-backed obligations 6.90%
Federal agency mortgage-backed obligations 6.03%
Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	USD	290	287
Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]		527	528
Fannie Mae Pool #MA5274 7.00% 2/1/2054[7]		1,072	1,103
Fannie Mae Pool #FS8131 5.50% 6/1/2054[7]		100	99
Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]		190	192
Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]		118	119
Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]		461	447
Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]		1,609	1,556
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[7]		28	27
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]		45	45
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[7]		110	111
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]		90	91
Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]		47	47
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[7]		580	541
Government National Mortgage Assn. 6.50% 7/1/2054[7,8]		1,175	1,192
Uniform Mortgage-Backed Security 2.00% 7/1/2054[7,8]		50	39
Uniform Mortgage-Backed Security 4.50% 7/1/2054[7,8]		1,095	1,032
Uniform Mortgage-Backed Security 5.00% 7/1/2054[7,8]		3,223	3,115
Uniform Mortgage-Backed Security 5.50% 7/1/2054[7,8]		4,083	4,028
Uniform Mortgage-Backed Security 6.00% 7/1/2054[7,8]		3,426	3,436
Uniform Mortgage-Backed Security 6.50% 7/1/2054[7,8]		580	590
Uniform Mortgage-Backed Security 7.00% 7/1/2054[7,8]		7	7
Uniform Mortgage-Backed Security 6.00% 8/1/2054[7,8]		2,837	2,844
Uniform Mortgage-Backed Security 6.50% 8/1/2054[7,8]		2,073	2,109
Uniform Mortgage-Backed Security 7.00% 8/1/2054[7,8]		46	47
			23,632

Collateralized mortgage-backed obligations (privately originated) 0.48%
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[6,7,9]		179	184
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[6,7,9]		100	102
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[6,7,9]		73	73
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[6,7,9]		55	56
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[6,7,9]		112	112

123	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.985% 5/25/2044[6,7,9]	USD	121	$122
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[6,7,10]		329	330
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[6,7,9]		97	89
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[6,7,10]		118	118
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[6,7,10]		227	228
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[6,7,10]		301	303
Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[6,7,10]		151	152
			1,869

Other mortgage-backed securities 0.24%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[7]	DKK	450	58
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[7]		1,169	148
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[7]		5,392	616
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[7]		465	48
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[7]		560	62
Realkredit Danmark AS 1.00% 10/1/2053[7]		185	20
			952

Commercial mortgage-backed securities 0.15%
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[6,7,9]	USD	150	148
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[6,7,9]		110	109
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[6,7,9]		100	102
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[6,7,9]		135	135
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[6,7,9]		100	100
			594
Total mortgage-backed obligations			27,047

Corporate bonds, notes & loans 5.83%
Financials 1.52%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[10]	EUR	330	306
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[6,10]	USD	200	204
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[10]	EUR	100	111
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[10]	USD	500	479
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[10]		161	161
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[10]		285	294
BPCE SA 4.50% 1/13/2033	EUR	100	111
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,10]	USD	200	203
Chubb INA Holdings, LLC 3.35% 5/3/2026		10	10
Chubb INA Holdings, LLC 4.35% 11/3/2045		20	17
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[10]		110	104
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[10]		29	28
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[10]		140	140
Corebridge Financial, Inc. 3.90% 4/5/2032		59	53
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[10]		160	148
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[10]	EUR	200	188

American Funds Insurance Series	124

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD CME Term SOFR + 1.635% on 10/31/2037)[10]	USD	78	$66
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[10]		200	197
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[10]		360	381
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[10]		290	314
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[10]	EUR	100	117
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[10]	USD	160	154
KfW 1.125% 7/4/2025	GBP	95	116
Mastercard, Inc. 2.00% 11/18/2031	USD	102	84
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[10]		200	187
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[10]		126	118
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[10]		72	63
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[10]	EUR	175	163
New York Life Insurance Co. 3.75% 5/15/2050[6]	USD	23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[10]		65	71
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[10]		25	25
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029		280	278
Royal Bank of Canada 1.20% 4/27/2026		175	163
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[6,10]		450	449
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]		400	368
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[10]		100	86
			5,974

Energy 0.85%
Ecopetrol SA 4.125% 1/16/2025		127	125
Ecopetrol SA 8.625% 1/19/2029		555	584
Ecopetrol SA 6.875% 4/29/2030		160	154
Halliburton Co. 3.80% 11/15/2025		2	2
Kinder Morgan, Inc. 4.30% 6/1/2025		165	163
ONEOK, Inc. 5.80% 11/1/2030		7	7
ONEOK, Inc. 6.05% 9/1/2033		53	55
Petrobras Global Finance BV 5.299% 1/27/2025		113	112
Petroleos Mexicanos 7.19% 9/12/2024	MXN	6,179	334
Petroleos Mexicanos 4.25% 1/15/2025	USD	296	292
Petroleos Mexicanos 6.875% 10/16/2025		63	63
Petroleos Mexicanos 6.875% 8/4/2026		211	207
Petroleos Mexicanos 6.49% 1/23/2027		1,068	1,026
Raizen Fuels Finance SA 6.45% 3/5/2034[6]		200	203
			3,327

Utilities 0.74%
American Electric Power Co., Inc. 1.00% 11/1/2025		100	94
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]		35	33
CMS Energy Corp. 3.00% 5/15/2026		180	172
Consumers Energy Co. 3.60% 8/15/2032		250	225
Duke Energy Progress, LLC 3.70% 9/1/2028		75	72
Enel Américas SA 4.00% 10/25/2026		35	34
Enel Finance International NV 1.875% 7/12/2028[6]		200	176
Enfragen Energia Sur SA 5.375% 12/30/2030		200	167
Entergy Louisiana, LLC 4.75% 9/15/2052		100	87
Exelon Corp. 3.40% 4/15/2026		150	145
FirstEnergy Corp. 1.60% 1/15/2026		100	94
Interstate Power and Light Co. 2.30% 6/1/2030		50	43
NextEra Energy Operating Partners, LP 7.25% 1/15/2029[6]		550	564

125	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]	USD	85	$84
Pacific Gas and Electric Co. 3.15% 1/1/2026		100	96
Pacific Gas and Electric Co. 2.95% 3/1/2026		25	24
Pacific Gas and Electric Co. 2.10% 8/1/2027		100	90
Pacific Gas and Electric Co. 4.65% 8/1/2028		114	110
Pacific Gas and Electric Co. 4.55% 7/1/2030		31	29
Pacific Gas and Electric Co. 6.15% 1/15/2033		78	79
Pacific Gas and Electric Co. 3.50% 8/1/2050		137	90
Southern California Edison Co. 0.975% 8/1/2024		100	100
Xcel Energy, Inc. 3.35% 12/1/2026		316	302
			2,910

Communication services 0.66%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN	9,100	484
América Móvil, SAB de CV 9.50% 1/27/2031		12,420	635
AT&T, Inc. 2.75% 6/1/2031	USD	165	141
AT&T, Inc. 2.55% 12/1/2033		64	51
AT&T, Inc. 4.30% 11/18/2034	EUR	100	111
Comcast Corp. 0% 9/14/2026		100	99
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD	45	56
Orange 9.00% 3/1/2031[10]		65	78
Tencent Holdings, Ltd. 3.925% 1/19/2038		200	168
T-Mobile USA, Inc. 2.05% 2/15/2028		200	180
T-Mobile USA, Inc. 3.70% 5/8/2032	EUR	100	107
T-Mobile USA, Inc. 5.15% 4/15/2034	USD	115	113
Verizon Communications, Inc. 0.375% 3/22/2029	EUR	140	130
Verizon Communications, Inc. 0.75% 3/22/2032		100	87
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD	168	137
			2,577

Health care 0.53%
AbbVie, Inc. 5.05% 3/15/2034		25	25
AbbVie, Inc. 5.35% 3/15/2044		25	25
AbbVie, Inc. 5.40% 3/15/2054		25	25
AbbVie, Inc. 5.50% 3/15/2064		25	25
Amgen, Inc. 1.90% 2/21/2025		40	39
Amgen, Inc. 2.20% 2/21/2027		30	28
Amgen, Inc. 4.20% 3/1/2033		280	259
Amgen, Inc. 5.65% 3/2/2053		151	149
AstraZeneca Finance, LLC 2.25% 5/28/2031		69	58
Becton, Dickinson and Co. 3.734% 12/15/2024		10	10
Becton, Dickinson and Co. 3.70% 6/6/2027		43	41
Becton, Dickinson and Co. 4.298% 8/22/2032		320	300
Bristol-Myers Squibb Co. 5.20% 2/22/2034		215	215
EMD Finance, LLC 3.25% 3/19/2025[6]		250	246
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		197	192
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		21	20
Stryker Corp. 0.75% 3/1/2029	EUR	210	199
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026		100	104
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD	135	130
			2,090

Consumer discretionary 0.42%
Amazon.com, Inc. 2.80% 8/22/2024		45	45
BMW US Capital, LLC 3.90% 4/9/2025[6]		70	69
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]		150	144
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[6]		150	149
Hyundai Capital America 1.50% 6/15/2026[6]		250	232
Hyundai Capital America 2.375% 10/15/2027[6]		109	99
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]		185	183

American Funds Insurance Series	126

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]	USD	70	$74
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]		59	63
Sands China, Ltd. 5.40% 8/8/2028		400	392
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]		200	165
Toyota Motor Credit Corp. 3.375% 4/1/2030		33	30
			1,645

Industrials 0.28%
Boeing Co. 6.528% 5/1/2034[6]		270	277
Canadian Pacific Railway Co. 3.10% 12/2/2051		164	109
Carrier Global Corp. 2.242% 2/15/2025		6	6
Carrier Global Corp. 2.493% 2/15/2027		7	6
CSX Corp. 3.80% 4/15/2050		6	4
CSX Corp. 2.50% 5/15/2051		75	44
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[6]		86	85
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]		200	191
RTX Corp. 4.125% 11/16/2028		170	164
Sats Treasury Pte., Ltd. 4.828% 1/23/2029		200	198
			1,084

Materials 0.26%
Braskem Netherlands Finance BV 8.50% 1/12/2031		600	613
Celanese US Holdings, LLC 6.379% 7/15/2032		50	51
First Quantum Minerals, Ltd. 9.375% 3/1/2029[6]		250	262
Vale Overseas, Ltd. 3.75% 7/8/2030		94	85
			1,011

Consumer staples 0.25%
Altria Group, Inc. 2.20% 6/15/2027	EUR	270	278
BAT Capital Corp. 3.215% 9/6/2026	USD	62	59
BAT Capital Corp. 4.70% 4/2/2027		67	66
BAT Capital Corp. 3.557% 8/15/2027		105	100
BAT Capital Corp. 3.462% 9/6/2029		75	68
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[10]	EUR	300	304
Philip Morris International, Inc. 5.75% 11/17/2032	USD	110	112
			987

Information technology 0.21%
Broadcom, Inc. 4.00% 4/15/2029[6]		21	20
Broadcom, Inc. 4.15% 11/15/2030		70	66
Broadcom, Inc. 3.419% 4/15/2033[6]		53	46
Broadcom, Inc. 3.137% 11/15/2035[6]		15	12
Lenovo Group, Ltd. 5.875% 4/24/2025		269	269
Oracle Corp. 2.65% 7/15/2026		216	205
SK hynix, Inc. 1.50% 1/19/2026		200	188
			806

Real estate 0.11%
American Tower Corp. 0.875% 5/21/2029	EUR	130	121
Equinix, Inc. 2.15% 7/15/2030	USD	176	147
Essex Portfolio, LP 3.50% 4/1/2025		120	118
Essex Portfolio, LP 3.375% 4/15/2026		40	39
			425
Total corporate bonds, notes & loans			22,836

127	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 4.34%
U.S. Treasury 3.90%
U.S. Treasury 2.125% 11/30/2024	USD	1,230	$1,214
U.S. Treasury 1.75% 3/15/2025		98	96
U.S. Treasury 3.00% 7/15/2025		941	921
U.S. Treasury 3.125% 8/15/2025		18	18
U.S. Treasury 0.375% 11/30/2025		50	47
U.S. Treasury 3.75% 4/15/2026		76	75
U.S. Treasury 2.75% 4/30/2027		432	412
U.S. Treasury 2.75% 7/31/2027		46	44
U.S. Treasury 4.00% 6/30/2028		4,443	4,376
U.S. Treasury 4.375% 8/31/2028		115	115
U.S. Treasury 4.625% 9/30/2028		1,858	1,874
U.S. Treasury 4.375% 11/30/2028		119	119
U.S. Treasury 4.125% 3/31/2029		815	807
U.S. Treasury 1.375% 11/15/2031		772	627
U.S. Treasury 2.875% 5/15/2032		284	256
U.S. Treasury 4.375% 5/15/2034		1,080	1,080
U.S. Treasury 1.875% 2/15/2041[11]		605	414
U.S. Treasury 2.25% 5/15/2041[11]		1,115	807
U.S. Treasury 2.875% 11/15/2046		400	300
U.S. Treasury 1.25% 5/15/2050[11]		630	312
U.S. Treasury 1.375% 8/15/2050		400	205
U.S. Treasury 2.375% 5/15/2051[11]		510	336
U.S. Treasury 2.00% 8/15/2051[11]		560	336
U.S. Treasury 4.00% 11/15/2052		270	246
U.S. Treasury 3.625% 2/15/2053		299	254
			15,291

U.S. Treasury inflation-protected securities 0.44%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[4]		526	521
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[4]		342	324
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4]		672	681
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[4]		261	199
			1,725
Total U.S. Treasury bonds & notes			17,016

Asset-backed obligations 0.31%
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[6,7]		100	101
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[6,7]		47	47
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[6,7]		92	93
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[6,7]		15	15
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[6,7]		125	124
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[6,7]		148	150
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[6,7]		113	113
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[6,7]		100	100
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[6,7]		208	210
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[6,7]		100	101
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[6,7]		26	25
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[6,7,9]		86	88
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.903% 8/15/2025[7,9]		2	2
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,7]		31	30
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,7]		19	19
			1,218

American Funds Insurance Series	128

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Federal agency bonds & notes 0.05%
Export-Import Bank of Thailand 5.354% 5/16/2029	USD	200	$201

Municipals 0.04%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		100	76

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	59
Total municipals			135
Total bonds, notes & other debt instruments (cost: $125,986,000)			119,183

Investment funds 0.99%	Shares
Capital Group Central Corporate Bond Fund[12]	466,539	3,858
Total Investment funds (cost: $3,685,000)		3,858

Short-term securities 8.67%
Money market investments 8.20%
Capital Group Central Cash Fund 5.37%[12,13]	321,365	32,137

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.43%
Egypt (Arab Republic of) 10/1/2024	22.855%	EGP	2,850	56
Egypt (Arab Republic of) 11/12/2024	22.326		4,200	80
Egypt (Arab Republic of) 11/19/2024	22.238		6,500	123
Egypt (Arab Republic of) 3/11/2025	21.301		7,550	134
Egypt (Arab Republic of) 3/18/2025	21.138		34,700	612
Japan Treasury 7/22/2024	0.005	JPY	110,650	688
				1,693

	Shares
Money market investments purchased with collateral from securities on loan 0.04%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[13,14]	109,997	110
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[13,14]	22,048	22
		132
Total short-term securities (cost: $34,001,000)		33,962

Total investment securities 104.90% (cost: $358,576,000)		410,993
Other assets less liabilities (4.90)%		(19,196)
Net assets 100.00%		$391,797

129	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year Euro-Schatz Futures	Long	8	9/10/2024	USD	906	$4
2 Year U.S. Treasury Note Futures	Long	57	10/3/2024		11,640	7
5 Year Euro-Bobl Futures	Long	75	9/10/2024		9,353	68
5 Year U.S. Treasury Note Futures	Long	58	10/3/2024		6,181	35
10 Year French Government Bond Futures	Short	5	9/10/2024		(659)	10
10 Year Italy Government Bond Futures	Short	18	9/10/2024		(2,222)	27
10 Year Australian Treasury Bond Futures	Short	1	9/16/2024		(76)	—	[2]
10 Year Japanese Government Bond Futures	Short	5	9/20/2024		(4,440)	11
10 Year Canadian Government Bond Futures	Long	18	9/27/2024		1,580	13
10 Year UK Gilt Futures	Long	25	9/30/2024		3,083	(27)
10 Year U.S. Treasury Note Futures	Long	21	9/30/2024		2,310	23
10 Year Ultra U.S. Treasury Note Futures	Short	11	9/30/2024		(1,249)	9
20 Year U.S. Treasury Bond Futures	Long	13	9/30/2024		1,538	18
30 Year Ultra U.S. Treasury Bond Futures	Long	4	9/30/2024		501	5
						$203

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2024 (000)
USD	1,096	PLN	4,490	Citibank	7/3/2024	$(19)
PLN	4,490	USD	1,144	Bank of America	7/3/2024	(28)
AUD	1,390	USD	925	Bank of America	7/9/2024	3
USD	107	JPY	16,710	Citibank	7/9/2024	3
USD	99	CNH	720	Bank of America	7/9/2024	— [2]
CNH	1,460	USD	200	Standard Chartered Bank	7/9/2024	— [2]
THB	12,750	USD	349	Citibank	7/9/2024	(2)
CHF	270	USD	304	Bank of America	7/9/2024	(3)
CNH	5,190	USD	717	UBS AG	7/9/2024	(6)
JPY	184,360	USD	1,197	Morgan Stanley	7/9/2024	(49)
USD	850	EUR	790	Morgan Stanley	7/10/2024	4
CAD	1,610	USD	1,175	Morgan Stanley	7/10/2024	2
CAD	90	USD	66	HSBC Bank	7/10/2024	— [2]
EUR	60	USD	64	HSBC Bank	7/10/2024	— [2]
USD	190	GBP	150	BNP Paribas	7/10/2024	— [2]
PLN	540	USD	136	BNP Paribas	7/10/2024	(2)
EUR	180	USD	196	Bank of America	7/10/2024	(3)
EUR	201	CAD	300	UBS AG	7/10/2024	(4)
GBP	530	USD	677	Morgan Stanley	7/10/2024	(7)
EUR	1,520	USD	1,655	JPMorgan Chase	7/10/2024	(27)
USD	90	JPY	14,288	HSBC Bank	7/11/2024	1
USD	247	AUD	370	Morgan Stanley	7/11/2024	— [2]
USD	247	AUD	370	HSBC Bank	7/11/2024	— [2]
NZD	280	USD	173	Bank of America	7/11/2024	(3)
SEK	3,570	USD	341	Bank of America	7/11/2024	(4)
JPY	284,629	USD	1,834	UBS AG	7/11/2024	(61)
USD	1,377	MXN	24,383	Morgan Stanley	7/12/2024	47
USD	303	MXN	5,466	Goldman Sachs	7/12/2024	5
MYR	800	USD	171	Standard Chartered Bank	7/12/2024	(1)
USD	133	BRL	700	Morgan Stanley	7/15/2024	8

American Funds Insurance Series	130

American Funds Global Balanced Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2024 (000)
USD	49	KRW	66,900	Barclays Bank PLC	7/15/2024	$1
USD	345	KRW	474,750	Citibank	7/15/2024	1
USD	811	ILS	3,000	BNP Paribas	7/17/2024	16
HUF	17,610	USD	48	JPMorgan Chase	7/17/2024	—	[2]
USD	134	MXN	2,470	BNP Paribas	7/17/2024	(1)
USD	535	MXN	10,001	Morgan Stanley	7/17/2024	(10)
SGD	160	USD	118	HSBC Bank	7/18/2024	—	[2]
JPY	35,000	USD	220	Bank of America	7/18/2024	(2)
JPY	227,460	USD	1,454	Morgan Stanley	7/18/2024	(35)
AUD	360	USD	239	Standard Chartered Bank	7/22/2024	2
EUR	1,040	USD	1,113	Standard Chartered Bank	7/22/2024	2
EUR	1,130	USD	1,211	UBS AG	7/22/2024	1
USD	170	AUD	255	HSBC Bank	7/22/2024	—	[2]
USD	740	EUR	690	Morgan Stanley	7/22/2024	—	[2]
EUR	1,320	USD	1,426	BNP Paribas	7/22/2024	(11)
USD	730	CNH	5,310	Goldman Sachs	7/24/2024	1
CAD	300	USD	219	JPMorgan Chase	7/24/2024	—	[2]
USD	35	ZAR	630	Bank of New York Mellon	7/24/2024	—	[2]
CZK	2,000	USD	86	BNP Paribas	7/24/2024	(1)
ILS	200	USD	54	BNP Paribas	7/24/2024	(1)
USD	682	NOK	7,213	Morgan Stanley	7/25/2024	6
EUR	375	USD	401	Morgan Stanley	7/25/2024	1
EUR	396	DKK	2,950	HSBC Bank	7/25/2024	—	[2]
DKK	800	USD	115	HSBC Bank	7/25/2024	—	[2]
EUR	210	USD	226	JPMorgan Chase	7/25/2024	—	[2]
USD	1,897	BRL	10,361	JPMorgan Chase	7/30/2024	50
USD	90	BRL	500	Goldman Sachs	7/30/2024	1
COP	276,050	USD	66	Morgan Stanley	7/30/2024	—	[2]
IDR	2,000,000	USD	122	Standard Chartered Bank	7/30/2024	—	[2]
USD	169	IDR	2,768,834	Standard Chartered Bank	7/30/2024	—	[2]
USD	293	INR	24,479	JPMorgan Chase	7/30/2024	—	[2]
USD	572	INR	47,780	UBS AG	7/30/2024	(1)
CLP	333,610	USD	357	Morgan Stanley	7/30/2024	(3)
USD	205	MXN	3,833	Morgan Stanley	9/18/2024	(2)
USD	268	BRL	1,390	Citibank	4/1/2025	28
						$(103)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Amount (000)		6/30/2024 (000)	(received) (000)	at 6/30/2024 (000)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD	865	$(13)	$—	$(13)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN	3,200	(11)	—	(11)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP	70	— [2]	—	— [2]
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP	1,715	68	—	68
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP	850	33	—	33
3.968%	Annual	SONIA	Annual	2/16/2029	GBP	1,495	(5)	—	(5)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD	2,870	104	—	104

131	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2024 (000)	(received) (000)	at 6/30/2024 (000)
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP	460	$(21)	$—	$(21)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP	930	(44)	—	(44)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP	375	— [2]	—	— [2]
							$111	$—	$111

Bilateral interest rate swaps

Receive		Pay				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)		6/30/2024 (000)	(received) (000)	at 6/30/2024 (000)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	9,330	$(157)	$—	$(157)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[15] (000)		Value at 6/30/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD	11,764	$242	$261	$(19)

American Funds Insurance Series	132

American Funds Global Balanced Fund (continued)

Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 0.99%
Capital Group Central Corporate Bond Fund	$8,341	$2,535	$6,757	$45		$(306)	$3,858	$173

Short-term securities 8.20%
Money market investments 8.20%
Capital Group Central Cash Fund 5.37%[13]	12,974	69,325	50,163	—	[2]	1	32,137	843
Total 9.19%				$45		$(305)	$35,995	$1,016

[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was on loan. The total value of all such securities was $143,000, which represented .04% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,001,000, which represented 2.04% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $907,000, which represented .23% of the net assets of the fund.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)

ADR = American Depositary Receipts

Assn. = Association

AUD = Australian dollars

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

CDI = CREST Depository Interest

CHF = Swiss francs

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DKK = Danish kroner

EGP = Egyptian pounds

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

SEK = Swedish kronor

SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

133	American Funds Insurance Series

The Bond Fund of America

Investment portfolio June 30, 2024	unaudited

Bonds, notes & other debt instruments 97.11%	Principal amount (000)		Value (000)
Mortgage-backed obligations 41.39%
Federal agency mortgage-backed obligations 36.85%
Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	USD	8	$8
Fannie Mae Pool #256133 4.50% 1/1/2026[1]		4	4
Fannie Mae Pool #AR3058 3.00% 1/1/2028[1]		46	44
Fannie Mae Pool #AS8018 3.00% 9/1/2031[1]		33	31
Fannie Mae Pool #BM4741 3.00% 4/1/2032[1]		17	17
Fannie Mae Pool #913966 6.00% 2/1/2037[1]		32	33
Fannie Mae Pool #945680 6.00% 9/1/2037[1]		357	365
Fannie Mae Pool #924866 5.765% 10/1/2037[1,2]		134	133
Fannie Mae Pool #988588 5.50% 8/1/2038[1]		170	171
Fannie Mae Pool #889982 5.50% 11/1/2038[1]		742	745
Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]		174	172
Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]		760	744
Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]		711	702
Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]		117,066	98,517
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]		734	725
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]		403	399
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]		343	340
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]		249	246
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		1,385	1,159
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		2,320	1,941
Fannie Mae Pool #AZ3904 4.00% 5/1/2045[1]		40	37
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		1,785	1,619
Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]		765	693
Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]		760	710
Fannie Mae Pool #BD5477 4.00% 7/1/2046[1]		128	120
Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]		4,848	4,529
Fannie Mae Pool #BE0592 4.00% 11/1/2046[1]		302	277
Fannie Mae Pool #BE8885 4.00% 3/1/2047[1]		789	737
Fannie Mae Pool #MA3058 4.00% 7/1/2047[1]		36	34
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]		4,156	3,755
Fannie Mae Pool #BJ1515 4.00% 11/1/2047[1]		2,200	2,061
Fannie Mae Pool #CA0706 4.00% 11/1/2047[1]		78	73
Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]		2,325	2,235
Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]		1,211	1,096
Fannie Mae Pool #BJ5749 4.00% 5/1/2048[1]		14	13
Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]		5,894	5,139
Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]		4,530	4,105
Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]		19,903	18,650
Fannie Mae Pool #FM4891 3.50% 10/1/2048[1]		18,207	16,489
Fannie Mae Pool #BM4676 4.00% 10/1/2048[1]		11	10
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		463	420
Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]		1,240	1,079
Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]		812	710
Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]		2,386	2,161
Fannie Mae Pool #FM1262 4.00% 7/1/2049[1]		19,812	18,382
Fannie Mae Pool #FM0007 3.50% 9/1/2049[1]		13,461	12,072
Fannie Mae Pool #FM1589 3.50% 9/1/2049[1]		3,668	3,290
Fannie Mae Pool #FM1954 3.50% 11/1/2049[1]		5,819	5,219
Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]		27,415	24,681
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]		5,417	4,516
Fannie Mae Pool #FM5507 3.00% 7/1/2050[1]		16,098	14,029
Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]		5,890	5,146
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]		1,835	1,580
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]		1,064	922
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]		1,756	1,384
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]		1	1
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]		2,915	2,435
Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]		986	823
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		351	302
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]		276	230
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]		1,637	1,408

American Funds Insurance Series	134

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	USD	6,621	$5,529
Fannie Mae Pool #FM4897 3.00% 11/1/2050[1]		16,703	14,616
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		1,117	882
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]		1,113	958
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]		7,012	5,552
Fannie Mae Pool #BR4104 2.00% 1/1/2051[1]		5,495	4,339
Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]		23,230	19,138
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]		69	60
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]		420	335
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]		5,593	4,653
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		30	24
Fannie Mae Pool #BR6309 2.50% 4/1/2051[1]		4,329	3,558
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]		2,653	2,184
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]		3,348	2,876
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]		403	346
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]		18	14
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]		550	439
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]		308	265
Fannie Mae Pool #FM7510 3.00% 6/1/2051[1]		217	187
Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]		82	65
Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]		9,390	7,765
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		477	397
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]		1,476	1,275
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		1,145	946
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]		3,426	2,946
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]		4,718	3,705
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		140	111
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]		1,024	882
Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]		866	679
Fannie Mae Pool #CB2787 3.50% 12/1/2051[1]		24	22
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]		1,970	1,546
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]		1,069	919
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		16,051	12,604
Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]		2,653	2,080
Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]		876	688
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]		35,999	31,220
Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]		1,675	1,315
Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]		1,333	1,047
Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]		1,152	904
Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]		908	712
Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]		1,772	1,388
Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]		794	622
Fannie Mae Pool #FS1655 4.00% 4/1/2052[1]		299	275
Fannie Mae Pool #BW1931 5.00% 6/1/2052[1]		3,118	3,018
Fannie Mae Pool #BT8262 5.00% 6/1/2052[1]		1,405	1,364
Fannie Mae Pool #BW0959 5.00% 7/1/2052[1]		2,902	2,821
Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]		612	593
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]		276	261
Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]		60	57
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]		54,473	51,450
Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]		2,564	2,428
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		3,177	3,144
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		2,837	2,808
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]		234	239
Fannie Mae Pool #BX1132 4.50% 11/1/2052[1]		943	890
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]		135	130
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]		5,478	5,407
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]		44	44
Fannie Mae Pool #BX5927 4.00% 1/1/2053[1]		277	254
Fannie Mae Pool #FS6769 5.00% 1/1/2053[1]		33,346	32,337
Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]		4,907	4,493

135	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4918 5.00% 2/1/2053[1]	USD	651	$630
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		8,425	8,319
Fannie Mae Pool #BW5268 4.00% 3/1/2053[1]		414	379
Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]		159	154
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]		4,277	4,231
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]		468	463
Fannie Mae Pool #BX7949 6.00% 3/1/2053[1]		1,014	1,020
Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]		4,633	4,242
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]		708	669
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]		95	92
Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]		987	976
Fannie Mae Pool #CB6033 6.00% 4/1/2053[1]		20,911	21,041
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]		4,983	4,562
Fannie Mae Pool #CB6297 4.00% 5/1/2053[1]		32	29
Fannie Mae Pool #BX9827 5.00% 5/1/2053[1]		11,602	11,222
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]		3,075	2,977
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		6,630	6,544
Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]		894	884
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]		8,335	8,375
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]		11,645	11,495
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]		7,530	7,450
Fannie Mae Pool #BY3612 5.50% 6/1/2053[1]		315	311
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]		4,450	4,482
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]		2,730	2,748
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]		2,013	2,029
Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]		6,445	5,057
Fannie Mae Pool #BY4459 5.00% 7/1/2053[1]		663	642
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]		95	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		3,759	3,710
Fannie Mae Pool #CB6768 6.50% 7/1/2053[1]		9,288	9,493
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]		26,058	25,714
Fannie Mae Pool #FS6666 5.50% 8/1/2053[1]		13,799	13,645
Fannie Mae Pool #MA5138 5.50% 9/1/2053[1]		15,171	14,970
Fannie Mae Pool #CB7108 5.50% 9/1/2053[1]		6,875	6,796
Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]		9,176	9,207
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]		19,306	19,698
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]		8,015	7,338
Fannie Mae Pool #CB7331 5.50% 10/1/2053[1]		35,544	35,113
Fannie Mae Pool #CB7332 5.50% 10/1/2053[1]		12,570	12,426
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]		478	472
Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]		10,082	10,124
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]		3,657	3,348
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1,3]		137,570	133,027
Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]		55,185	54,456
Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]		1,873	1,470
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]		9,675	9,547
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]		2,063	2,037
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]		1,643	1,675
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]		1,964	1,938
Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]		782	772
Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]		7,993	8,058
Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]		6,093	6,113
Fannie Mae Pool #BY8083 4.00% 3/1/2054[1]		25	23
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]		23,700	23,383
Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]		21,060	20,798
Fannie Mae Pool #FS7507 6.00% 3/1/2054[1]		5,680	5,725
Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]		3,998	4,018
Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]		38	35
Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]		12,704	12,535
Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]		5,331	5,276
Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]		6,267	6,326

American Funds Insurance Series	136

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB5160 5.50% 5/1/2054[1]	USD	670		$662
Fannie Mae Pool #MA5385 4.00% 6/1/2054[1]		3,896		3,566
Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]		2,027		2,006
Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]		20,582		20,773
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]		1,377		1,387
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]		7,844		7,869
Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]		10,427		9,166
Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]		7,840		6,931
Fannie Mae Pool #BF0332 3.00% 1/1/2059[1]		16,878		14,274
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		19,641		16,341
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		1,134		1,071
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,2]		—	[4]	—	[4]
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]		5		5
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]		15		16
Fannie Mae, Series 2002-W1, Class 2A, 4.596% 2/25/2042[1,2]		17		17
Freddie Mac Pool #ZS8507 3.00% 11/1/2028[1]		71		68
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]		1,422		1,372
Freddie Mac Pool #A15120 5.50% 10/1/2033[1]		44		44
Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]		33		31
Freddie Mac Pool #G05196 5.50% 10/1/2038[1]		42		42
Freddie Mac Pool #G05267 5.50% 12/1/2038[1]		31		31
Freddie Mac Pool #G06020 5.50% 12/1/2039[1]		59		60
Freddie Mac Pool #G05860 5.50% 2/1/2040[1]		219		221
Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]		1,984		1,677
Freddie Mac Pool #A93948 4.50% 9/1/2040[1]		143		139
Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]		5,946		5,025
Freddie Mac Pool #G06868 4.50% 4/1/2041[1]		148		144
Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]		10,297		8,703
Freddie Mac Pool #G06841 5.50% 6/1/2041[1]		343		344
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		2,327		1,947
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		2,288		1,913
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		4,913		4,107
Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]		17,548		15,506
Freddie Mac Pool #ZT2100 3.00% 4/1/2047[1]		97		84
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]		877		817
Freddie Mac Pool #G08789 4.00% 11/1/2047[1]		539		505
Freddie Mac Pool #G61733 3.00% 12/1/2047[1]		4,499		3,936
Freddie Mac Pool #G67709 3.50% 3/1/2048[1]		11,566		10,479
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]		849		788
Freddie Mac Pool #G61628 3.50% 9/1/2048[1]		273		247
Freddie Mac Pool #Q58494 4.00% 9/1/2048[1]		1,009		943
Freddie Mac Pool #ZN4842 3.50% 4/1/2049[1]		688		618
Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]		1,721		1,543
Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]		9,440		8,482
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]		25,882		22,609
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]		5,179		4,325
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		370		319
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]		1,892		1,628
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]		6,520		5,445
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]		459		366
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		105		82
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		76,105		59,814
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		1,346		1,069
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]		1,202		1,033
Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]		2,538		2,108
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]		6,348		5,498
Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]		834		655
Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]		11,011		9,121
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]		1,149		988
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]		6,983		6,000
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]		1,959		1,693

137	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	USD	2,516	$1,975
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		1,489	1,237
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]		1,322	1,134
Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]		865	678
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]		20	17
Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]		2,822	2,314
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]		4,296	3,712
Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]		881	690
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		681	608
Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]		2,486	1,950
Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]		1,932	1,515
Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]		997	782
Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]		893	700
Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]		179	140
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]		1,345	1,055
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]		15,182	13,452
Freddie Mac Pool #QE4084 6.50% 6/1/2052[1]		265	273
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]		6,974	5,942
Freddie Mac Pool #QE5698 5.00% 7/1/2052[1]		2,085	2,022
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]		613	528
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]		76	72
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]		4,312	3,671
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]		348	329
Freddie Mac Pool #QF1205 4.50% 9/1/2052[1]		291	274
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]		86	81
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]		51	48
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]		33	31
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]		6,552	6,483
Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]		18,080	16,983
Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]		6,190	5,810
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]		19,372	18,281
Freddie Mac Pool #QF2926 5.00% 11/1/2052[1]		3,630	3,516
Freddie Mac Pool #QF2692 5.00% 11/1/2052[1]		3,558	3,456
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]		2,243	2,218
Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]		62	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]		45	46
Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]		1,104	940
Freddie Mac Pool #SD2065 4.00% 12/1/2052[1]		1,061	973
Freddie Mac Pool #RA8200 4.00% 12/1/2052[1]		683	626
Freddie Mac Pool #QF5671 4.50% 12/1/2052[1]		12,410	11,721
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		209	203
Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]		3,547	3,571
Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]		16,101	15,192
Freddie Mac Pool #SD2462 5.50% 2/1/2053[1]		45,430	44,966
Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]		25,666	25,387
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]		4,839	4,788
Freddie Mac Pool #QF8083 6.00% 2/1/2053[1]		15,419	15,537
Freddie Mac Pool #QF9463 4.00% 3/1/2053[1]		2,747	2,516
Freddie Mac Pool #SD2610 4.00% 3/1/2053[1]		1,808	1,655
Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]		81	74
Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]		207	196
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]		4,920	4,762
Freddie Mac Pool #QG1268 5.00% 4/1/2053[1]		660	638
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]		588	569
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]		12,506	12,349
Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]		4,437	4,388
Freddie Mac Pool #QG2977 4.00% 5/1/2053[1]		197	181
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]		35	33
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]		9,002	8,887
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]		4,625	4,568
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]		2,662	2,632
American Funds Insurance Series	138

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	USD	17,803	$17,947
Freddie Mac Pool #QG5002 4.00% 6/1/2053[1]		590	540
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]		38,761	37,480
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		21,484	21,200
Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]		7,151	7,209
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]		3,298	3,316
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]		822	844
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]		720	736
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]		663	682
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]		638	658
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]		459	474
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]		336	345
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]		247	253
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]		180	186
Freddie Mac Pool #QG7153 4.00% 7/1/2053[1]		5,319	4,871
Freddie Mac Pool #QG6067 4.00% 7/1/2053[1]		550	504
Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]		67	61
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]		274	265
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		47,489	46,871
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]		7,915	7,827
Freddie Mac Pool #QG7411 5.50% 7/1/2053[1]		593	586
Freddie Mac Pool #RA9474 6.00% 7/1/2053[1]		9,108	9,176
Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]		3,258	3,280
Freddie Mac Pool #QG8958 4.00% 8/1/2053[1]		489	448
Freddie Mac Pool #QG9629 4.00% 8/1/2053[1]		403	369
Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]		8,063	7,800
Freddie Mac Pool #QG9084 5.50% 8/1/2053[1]		2,538	2,510
Freddie Mac Pool #QG9008 5.50% 8/1/2053[1]		2,211	2,188
Freddie Mac Pool #QG9628 5.50% 8/1/2053[1]		2,179	2,153
Freddie Mac Pool #QG9141 5.50% 8/1/2053[1]		1,660	1,642
Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]		11,804	11,894
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]		8,399	8,288
Freddie Mac Pool #QH0474 6.00% 9/1/2053[1]		27,055	27,213
Freddie Mac Pool #QH1059 6.00% 9/1/2053[1]		22,225	22,371
Freddie Mac Pool #QH1296 6.00% 9/1/2053[1]		16,546	16,644
Freddie Mac Pool #QH0851 6.00% 9/1/2053[1]		15,255	15,335
Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]		4,613	4,658
Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]		243,270	248,213
Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]		5,588	5,116
Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]		858	830
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]		19,268	19,013
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]		28,542	28,638
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]		4,797	4,886
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]		6,170	5,966
Freddie Mac Pool #SD4571 5.50% 11/1/2053[1]		19,403	19,182
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]		4,022	3,969
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]		7,136	7,160
Freddie Mac Pool #QH5936 6.00% 12/1/2053[1]		6,766	6,815
Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]		6,068	6,109
Freddie Mac Pool #SD5500 2.00% 1/1/2054[1]		1,991	1,562
Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]		2,631	2,408
Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]		5,263	5,193
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]		12,815	12,858
Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]		18,425	18,510
Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]		5,342	5,365
Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]		4,321	4,350
Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]		3,985	3,998
Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]		5,925	6,058
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]		7,691	7,588
Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]		26,381	26,028
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]		2,770	2,742

139	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	USD	2,095	$2,068
Freddie Mac Pool #RJ1435 6.00% 4/1/2054[1]		9,850	9,903
Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]		9,105	9,165
Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]		4,262	4,289
Freddie Mac Pool #RJ1346 6.00% 4/1/2054[1]		2,468	2,486
Freddie Mac Pool #RJ1417 5.50% 5/1/2054[1]		39,926	39,516
Freddie Mac Pool #RJ1512 5.50% 5/1/2054[1]		4,951	4,907
Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]		7,410	7,575
Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]		1,413	1,293
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]		2,876	2,845
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]		1,030	1,020
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]		27,740	27,946
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]		7,240	7,263
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[1]		44	45
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]		108	111
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,2]		3,461	3,372
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]		101	85
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]		90	76
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		6,679	6,292
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]		1,595	1,482
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]		8,842	8,327
Government National Mortgage Assn. 3.00% 7/1/2054[1,5]		411	358
Government National Mortgage Assn. 3.50% 7/1/2054[1,5]		9,355	8,400
Government National Mortgage Assn. 4.00% 7/1/2054[1,5]		4,000	3,697
Government National Mortgage Assn. 5.00% 7/1/2054[1,5]		135	131
Government National Mortgage Assn. 5.50% 7/1/2054[1,5]		55,605	55,174
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]		10,369	9,689
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]		28	28
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[1]		4,284	4,129
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]		9,594	8,690
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]		2,100	1,703
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]		3,647	2,957
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]		8,575	7,154
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		3,140	2,603
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		3,113	2,587
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]		4,805	3,991
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]		4,431	3,727
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]		3,655	3,042
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]		5,402	4,715
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]		23,629	21,224
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]		8,376	7,743
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]		3,690	3,412
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]		3,722	3,545
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]		12,935	12,304
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]		3,434	3,346
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]		8,264	7,861
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]		13,509	12,848
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		1,502	1,119
Uniform Mortgage-Backed Security 2.00% 7/1/2039[1,5]		5,845	5,137
Uniform Mortgage-Backed Security 2.50% 7/1/2039[1,5]		7,545	6,814
Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,5]		13,940	10,905
Uniform Mortgage-Backed Security 2.50% 7/1/2054[1,5]		209,674	171,236
Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,5]		15,739	13,931
Uniform Mortgage-Backed Security 4.00% 7/1/2054[1,5]		50,073	45,823
Uniform Mortgage-Backed Security 4.50% 7/1/2054[1,5]		37,011	34,896
Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,5]		7,260	7,017
Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,5]		107,576	106,109
Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,5]		187,140	187,689

American Funds Insurance Series	140

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,5]	USD	319,675	$325,394
Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,5]		11,885	12,225
Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,5]		43,389	36,949
Uniform Mortgage-Backed Security 3.50% 8/1/2054[1,5]		51,000	45,151
Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,5]		13,000	12,260
Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,5]		245,428	246,032
Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,5]		28,774	29,271
Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,5]		78,970	81,176
			4,103,585

Collateralized mortgage-backed obligations (privately originated) 2.28%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,6]		2,174	1,872
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,6]		97	90
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,6,7]		4,897	4,565
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,2,6]		727	662
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,6]		379	364
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,6]		4,319	3,857
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,2,6]		315	309
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,6]		5,846	5,421
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,2,6]		169	153
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,6]		1,292	1,110
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.085% 5/25/2042[1,2,6]		236	242
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.735% 12/25/2042[1,2,6]		571	589
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[1,2,6]		2,975	3,059
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[1,2,6]		1,978	2,003
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[1,2,6]		1,087	1,098
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.385% 1/25/2044[1,2,6]		5,196	5,203
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[1,2,6]		507	515
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.435% 2/25/2044[1,2,6]		572	572
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 2/25/2044[1,2,6]		1,053	1,065
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[1,2,6]		4,830	4,835
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,6]		1,420	1,344
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,6]		1,897	2,078
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,6]		2,459	2,668
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,2,6]		1,835	1,462
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,2,6]		2,015	1,603
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.335% 4/25/2042[1,2,6]		1,037	1,053
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/2042[1,2,6]		50	51
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.285% 6/25/2042[1,2,6]		191	196
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[1,2,6]		375	380
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.035% 9/25/2042[1,2,6]		1,519	1,619

141	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 6.685% 2/25/2044[1,2,6]	USD	5,172	$5,194
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.535% 5/25/2044[1,2,6]		17,714	17,754
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.30% 2/25/2050[1,2,6]		1,975	1,994
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.45% 8/25/2050[1,2,6]		756	869
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,6,7]		6,435	6,446
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,6]		2,041	1,800
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,6,7]		2,256	2,138
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,6]		4,947	4,546
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,6,7]		2,823	2,759
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[1,6,7]		709	696
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,6,7]		2,185	2,129
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[1,2,6]		16,160	16,158
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,2,6]		2,419	2,139
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.564% 3/25/2053[1,2,6]		2,947	2,860
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,6,7]		9,097	9,099
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.601% 4/25/2053[1,2,6]		2,265	2,176
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,6,7]		4,496	4,492
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,6,7]		9,882	9,931
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,6,7]		9,090	9,109
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,6,7]		23,364	23,488
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,2,6]		1,456	1,230
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,6]		1,112	1,048
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,6]		11,545	10,632
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,6]		2,277	2,087
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,2,6]		1,044	942
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,6]		7,109	6,406
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,6]		770	756
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,6]		8,680	7,700
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,8]		1,680	1,642
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,6]		5,027	4,669
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,6]		8,586	8,387
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,6]		1,817	1,792
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,6,7]		22,413	22,533
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,6,7]		8,382	8,419
			254,058

American Funds Insurance Series	142

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities 2.26%
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,6]	USD	389	$369
ARES Commercial Mortgage Trust., Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 7.012% 7/15/2041[1,2,6]		1,251	1,251
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]		770	725
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]		100	93
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056[1,2]		684	726
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,2]		500	528
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]		205	194
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]		126	119
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,2]		2,444	2,346
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]		1,018	895
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]		295	252
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]		2,541	2,389
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,2]		781	750
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]		3,361	3,454
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[1,2,6]		8,575	8,577
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/2037[1,2,6]		3,822	3,828
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[1,2,6]		8,476	8,507
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[1,2,6]		2,212	2,217
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[1,2,6]		14,727	14,554
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.393% 9/15/2036[1,2,6]		570	562
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[1,2,6]		5,292	5,230
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/2036[1,2,6]		995	982
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.089% 10/15/2036[1,2,6]		996	980
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 6.191% 11/15/2036[1,2,6]		11,575	11,446
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[1,2,6]		4,318	4,310
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[1,2,6]		3,304	3,269
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.313% 6/15/2038[1,2,6]		382	378
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.543% 6/15/2038[1,2,6]		259	255
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.843% 6/15/2038[1,2,6]		654	646
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/2038[1,2,6]		9,412	9,308
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.693% 11/15/2038[1,2,6]		320	316
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.943% 11/15/2038[1,2,6]		94	93
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.293% 11/15/2038[1,2,6]		142	141
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/2039[1,2,6]		8,600	8,505
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.499% 10/15/2039[1,2,6]		3,151	3,157
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,2,6]		19,044	19,089
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]		610	585

143	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	USD	1,137	$1,124
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,2,6]		8,924	9,065
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,6]		966	991
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,6]		1,121	1,147
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,2,6]		862	882
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]		200	189
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,2,6]		26,878	26,925
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,2,6]		24,421	24,463
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[1,2,6]		2,614	2,606
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[1,2,6]		596	595
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/2038[1,2,6]		813	812
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.693% 7/15/2038[1,2,6]		623	623
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]		2,432	2,445
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,6]		449	443
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,6]		1,212	1,252
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,6]		1,897	1,551
GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/10/2041[1,2,6]		10,443	10,227
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]		400	373
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]		100	94
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]		1,536	1,307
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[1,2,6]		1,478	1,477
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]		640	604
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]		240	224
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,6]		6,854	6,132
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,2]		2,040	1,929
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.244% 4/15/2038[1,2,6]		129	128
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]		410	401
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]		245	235
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]		730	696
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[1,2,6]		3,848	3,835
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,6]		4,065	3,324
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.02% 7/15/2036[1,2,6]		9,351	9,234
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.369% 7/15/2036[1,2,6]		1,000	985
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[1,2,6]		8,362	8,289
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 6.523% 11/15/2038[1,2,6]		252	248
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.772% 11/15/2038[1,2,6]		135	133
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]		2,373	2,318

American Funds Insurance Series	144

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	USD	2,550	$2,444
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]		1,019	911
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]		205	196
			251,883
Total mortgage-backed obligations			4,609,526

Corporate bonds, notes & loans 30.52%
Financials 9.69%
AerCap Ireland Capital DAC 1.65% 10/29/2024		1,568	1,547
AerCap Ireland Capital DAC 6.50% 7/15/2025		1,798	1,812
AerCap Ireland Capital DAC 1.75% 1/30/2026		2,841	2,677
AerCap Ireland Capital DAC 2.45% 10/29/2026		10,289	9,601
AerCap Ireland Capital DAC 6.45% 4/15/2027		3,994	4,087
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[6,7]		1,597	1,649
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[6,7]		1,995	1,983
Ally Financial, Inc. 5.125% 9/30/2024		1,500	1,496
Ally Financial, Inc. 8.00% 11/1/2031		6,872	7,594
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[7]	EUR	2,640	3,057
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[7]		3,025	3,252
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[7]	USD	604	610
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[7]		359	383
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[7]		4,565	4,466
American International Group, Inc. 5.125% 3/27/2033		2,749	2,709
Aon Corp. 5.35% 2/28/2033		1,083	1,076
Aon North America, Inc. 5.15% 3/1/2029		3,015	3,008
Aon North America, Inc. 5.30% 3/1/2031		1,005	1,003
Aon North America, Inc. 5.45% 3/1/2034		2,550	2,540
Aon North America, Inc. 5.75% 3/1/2054		1,163	1,138
Banco Santander, SA 5.147% 8/18/2025		4,000	3,970
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[7]		1,400	1,284
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[7]		1,970	1,933
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[7]		4,295	4,010
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[7]		2,635	2,573
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[7]		4,758	4,752
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[7]		2,773	2,461
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[7]		4,291	4,382
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[7]		4,902	4,240
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[7]		257	212
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[7]		20,927	17,128
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[7]		36,155	29,609
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[6,7]		4,850	4,876
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[7]		1,858	1,847
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[7]		2,378	2,348
Bank of Nova Scotia (The) 5.25% 6/12/2028		1,370	1,377
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY	300,000	1,864
Block, Inc. 2.75% 6/1/2026	USD	1,975	1,867
Block, Inc. 3.50% 6/1/2031		825	712
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,7]		13,134	12,214
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,7]		3,594	3,138
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[6,7]		7,416	7,389

145	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
BPCE SA 5.15% 7/21/2024[6]	USD	5,481	$5,476
BPCE SA 1.625% 1/14/2025[6]		2,980	2,915
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[6,7]		4,729	4,476
BPCE SA 0.895% 12/14/2026	JPY	100,000	620
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,7]	USD	2,150	2,152
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[6,7]		5,000	5,186
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,7]		6,195	6,141
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[6,7]		4,503	4,487
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[6,7]		1,285	1,283
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[6,7]		980	999
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,7]		1,952	1,984
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[6,7]		9,440	9,404
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[6,7]		1,900	2,008
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[6,7]		3,953	3,964
Canadian Imperial Bank of Commerce 5.237% 6/28/2027		2,650	2,647
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[7]		2,430	2,409
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[7]		515	513
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[7]		4,352	4,374
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[7]		1,204	1,236
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[7]		3,985	4,010
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[7]		2,445	2,478
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[7]		2,180	2,268
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[7]		1,776	1,812
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[7]		4,795	4,995
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		526	438
Chubb INA Holdings, LLC 3.35% 5/3/2026		2,020	1,956
Chubb INA Holdings, LLC 5.00% 3/15/2034		2,875	2,848
Chubb INA Holdings, LLC 4.35% 11/3/2045		2,015	1,741
Citibank, NA 5.803% 9/29/2028		4,100	4,213
Citigroup, Inc. 4.60% 3/9/2026		1,800	1,772
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[7]		10,629	10,569
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[7]		2,714	2,418
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[7]		42	35
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[7]		990	841
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[7]		3,090	2,754
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[7]		140	142
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[7]		11,170	11,137
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[7]		1,733	1,792
Corebridge Financial, Inc. 3.65% 4/5/2027		3,913	3,746
Corebridge Financial, Inc. 3.85% 4/5/2029		3,534	3,314
Corebridge Financial, Inc. 3.90% 4/5/2032		3,964	3,550
Corebridge Financial, Inc. 4.35% 4/5/2042		361	298
Corebridge Financial, Inc. 4.40% 4/5/2052		415	327
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[6,7]		4,450	4,284
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[6,7]		2,450	2,285
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[6,7]		2,990	2,747
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[6,7]		2,975	2,881
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[7]		3,673	3,642
Deutsche Bank AG 4.10% 1/13/2026		7,305	7,148
Deutsche Bank AG 4.10% 1/13/2026		857	842
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[7]		27,047	25,676
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[7]		17,595	16,275
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[7]		8,853	9,140
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[7]		4,775	4,968

American Funds Insurance Series	146

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[7]	USD	4,550	$4,007
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[7]		3,235	2,729
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[6,7]		1,200	1,113
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[7]	EUR	1,845	1,906
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[7]		4,230	4,292
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[7]		3,855	4,491
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[7]		12,035	13,596
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[7]		100	108
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[7]	USD	205	210
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[7]		8,660	8,588
Five Corners Funding Trust III 5.791% 2/15/2033[6]		942	959
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[7]		3,030	2,828
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[7]		13,275	12,196
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[7]		12,997	12,005
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[7]		3,703	3,455
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[7]		5,534	5,293
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[7]		5,114	4,999
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[7]		7,324	6,951
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[7]		1,950	2,036
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[7]		28,930	29,450
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[7]		10,662	9,109
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[7]		9,975	10,222
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[7]		3,160	2,221
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[7]		14,232	12,514
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[7]		5,250	4,395
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[7]		4,463	3,713
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[7]		2,000	2,012
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[7]		1,680	1,699
ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[7]		840	867
Intercontinental Exchange, Inc. 5.25% 6/15/2031		1,091	1,098
Intesa Sanpaolo SpA 3.25% 9/23/2024[6]		770	765
Intesa Sanpaolo SpA 5.71% 1/15/2026[6]		15,400	15,261
Intesa Sanpaolo SpA 3.875% 7/14/2027[6]		6,250	5,921
Intesa Sanpaolo SpA 3.875% 1/12/2028[6]		1,986	1,863
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,7]		5,100	5,333
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]		705	645
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[7]		2,435	2,390
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[7]		3,272	3,229
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[7]		323	301
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[7]		1,400	1,425
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[7]		20,786	20,677
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[7]		6,538	6,159
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[7]		3,355	3,383
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[7]		11,980	11,532
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[7]		2,240	2,248
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[7]		14,663	14,553
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[7]		6,480	6,584
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[7]		5,031	4,094
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[7]		5,313	4,426
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[7]		553	472
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[7]		1,874	1,867
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[7]		3,741	3,970
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[7]		2,100	2,155
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]		2,415	2,255

147	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[6,7]	USD	1,375	$1,385
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[6,7]		5,875	6,103
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[6]		4,683	4,727
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[7]		2,675	2,621
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[7]		1,625	1,635
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[7]		200	200
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[7]		2,705	2,744
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[7]		810	807
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[7]		3,750	3,947
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[7]		5,900	5,463
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033		490	500
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[6,7,9]		1,405	1,508
MetLife, Inc. 3.60% 11/13/2025		3,490	3,414
MetLife, Inc. 5.375% 7/15/2033		1,279	1,290
Metropolitan Life Global Funding I 5.40% 9/12/2028[6]		840	854
Metropolitan Life Global Funding I 4.85% 1/8/2029[6]		2,050	2,034
Metropolitan Life Global Funding I 5.15% 3/28/2033[6]		619	612
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[7]		2,960	2,919
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[7]		6,200	5,739
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[7]		2,225	2,049
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[7]		1,430	1,439
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[7]		763	752
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[7]		1,367	1,266
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[7]		1,701	1,724
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[7]		2,020	2,019
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[7]		2,300	2,296
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[7]		13,336	12,331
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[7]		21,869	21,803
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[7]		4,600	4,590
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[7]		22,087	22,466
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[7]		3,031	2,434
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[7]		11,313	11,260
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[7]		19,472	19,968
Morgan Stanley Bank, N.A. 5.882% 10/30/2026		2,775	2,810
MSCI, Inc. 3.25% 8/15/2033[6]		695	575
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[7]		3,555	3,565
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[7]		2,170	2,173
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[7]		1,140	1,166
Navient Corp. 6.75% 6/25/2025		425	425
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[6]		2,090	2,077
OneMain Finance Corp. 7.125% 3/15/2026		250	254
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[7]	EUR	355	407

American Funds Insurance Series	148

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[7]	EUR	1,135	$1,303
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[7]	USD	4,594	4,646
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[7]		12,265	13,373
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[7]		635	639
Royal Bank of Canada 4.90% 1/12/2028		360	357
Royal Bank of Canada 4.95% 2/1/2029		1,360	1,354
Royal Bank of Canada 5.00% 2/1/2033		3,591	3,541
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[7]		5,100	5,197
Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[7]		4,100	4,133
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[6,7]		546	542
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[7]		1,640	1,521
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[7]		6,337	6,265
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026		1,429	1,442
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027		1,100	1,020
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028		1,045	1,068
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033		373	383
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[6]		1,400	1,428
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[7,10]		1,530	8
Swedbank AB 6.136% 9/12/2026[6]		2,100	2,136
Synchrony Financial 2.875% 10/28/2031		3,385	2,716
Toronto-Dominion Bank (The) 5.523% 7/17/2028		1,855	1,879
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[7]		1,370	1,380
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[7]		2,605	2,556
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[7]		2,396	2,545
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[7]		1,741	1,737
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[7]		1,586	1,599
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[7]		2,440	2,430
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[7]		2,115	2,070
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[7]		7,300	7,321
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[7]		3,119	2,958
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[7]		1,712	1,737
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[7]		3,030	3,043
UBS AG 7.50% 2/15/2028		2,445	2,617
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[6,7]		850	844
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,7]		7,609	7,355
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[6,7]		11,200	10,451
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[6,7]		6,623	6,078
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[6,7]		17,490	17,459
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[6,7]		14,459	14,525
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[6,7]		9,636	8,999
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[6,7]		1,392	1,119
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[6,7]		7,869	6,715
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[6,7]		4,038	3,301
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[6,7]		9,662	10,144
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[6,7]		5,000	6,030
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[6,7]		1,250	1,249
UniCredit SpA 4.625% 4/12/2027[6]		1,395	1,361
Vigorous Champion International, Ltd. 4.25% 5/28/2029		462	435
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[7]		3,524	3,472

149	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[7]	USD	6,615	$6,311
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[7]		5,650	5,700
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[7]		1,003	924
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[7]		13,490	13,307
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[7]		2,545	2,569
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[7]		10,406	10,291
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[7]		188	188
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[7]		4,062	4,332
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[7]		3,133	3,123
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[7]		5,719	4,891
Willis North America, Inc. 4.65% 6/15/2027		930	914
Willis North America, Inc. 5.90% 3/5/2054		270	262
			1,079,704

Health care 4.79%
AbbVie, Inc. 5.05% 3/15/2034		18,501	18,454
AbbVie, Inc. 5.35% 3/15/2044		800	791
AbbVie, Inc. 5.40% 3/15/2054		15,770	15,605
AbbVie, Inc. 5.50% 3/15/2064		550	543
Amgen, Inc. 5.507% 3/2/2026		725	725
Amgen, Inc. 5.15% 3/2/2028		5,326	5,326
Amgen, Inc. 4.05% 8/18/2029		7,429	7,108
Amgen, Inc. 2.45% 2/21/2030		5,131	4,476
Amgen, Inc. 5.25% 3/2/2030		2,854	2,876
Amgen, Inc. 4.20% 3/1/2033		8,502	7,881
Amgen, Inc. 5.25% 3/2/2033		20,793	20,743
Amgen, Inc. 4.875% 3/1/2053		3,360	2,961
Amgen, Inc. 4.40% 2/22/2062		196	156
AstraZeneca Finance, LLC 4.90% 2/26/2031		5,760	5,747
AstraZeneca Finance, LLC 5.00% 2/26/2034		6,925	6,889
Bausch Health Companies, Inc. 4.875% 6/1/2028[6]		830	622
Baxter International, Inc. 2.539% 2/1/2032		3,906	3,205
Becton, Dickinson and Co. 4.874% 2/8/2029		5,000	4,963
Bristol-Myers Squibb Co. 4.90% 2/22/2029		2,625	2,620
Bristol-Myers Squibb Co. 5.10% 2/22/2031		3,990	4,006
Bristol-Myers Squibb Co. 5.20% 2/22/2034		18,021	17,991
Bristol-Myers Squibb Co. 5.50% 2/22/2044		425	421
Bristol-Myers Squibb Co. 2.55% 11/13/2050		2,113	1,238
Bristol-Myers Squibb Co. 3.70% 3/15/2052		2,197	1,611
Bristol-Myers Squibb Co. 6.25% 11/15/2053		1,740	1,870
Bristol-Myers Squibb Co. 5.55% 2/22/2054		12,840	12,668
Bristol-Myers Squibb Co. 5.65% 2/22/2064		5,205	5,089
Centene Corp. 4.25% 12/15/2027		14,860	14,200
Centene Corp. 2.45% 7/15/2028		12,410	11,028
Centene Corp. 4.625% 12/15/2029		14,945	14,146
Centene Corp. 3.375% 2/15/2030		15,718	13,963
Centene Corp. 2.50% 3/1/2031		9,750	8,009
Centene Corp. 2.625% 8/1/2031		4,400	3,618
Cigna Group (The) 5.125% 5/15/2031		2,095	2,081
Cigna Group (The) 5.25% 2/15/2034		3,745	3,695
CVS Health Corp. 5.125% 2/21/2030		1,720	1,702
CVS Health Corp. 5.25% 1/30/2031		960	950
CVS Health Corp. 5.55% 6/1/2031		3,707	3,711
CVS Health Corp. 5.25% 2/21/2033		2,122	2,073
CVS Health Corp. 5.70% 6/1/2034		7,706	7,688
CVS Health Corp. 5.625% 2/21/2053		40	37
CVS Health Corp. 5.875% 6/1/2053		4,897	4,696
CVS Health Corp. 6.05% 6/1/2054		1,995	1,958
CVS Health Corp. 6.00% 6/1/2063		1,344	1,288
Elevance Health, Inc. 2.375% 1/15/2025		1,534	1,508

American Funds Insurance Series	150

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Elevance Health, Inc. 4.10% 5/15/2032	USD	6,161	$5,719
Elevance Health, Inc. 4.75% 2/15/2033		887	857
Elevance Health, Inc. 4.55% 5/15/2052		271	227
Elevance Health, Inc. 5.125% 2/15/2053		784	722
GE HealthCare Technologies, Inc. 5.65% 11/15/2027		4,895	4,961
GE HealthCare Technologies, Inc. 5.857% 3/15/2030		207	213
GE HealthCare Technologies, Inc. 6.377% 11/22/2052		215	234
Gilead Sciences, Inc. 5.25% 10/15/2033		3,340	3,366
Gilead Sciences, Inc. 5.55% 10/15/2053		4,978	4,974
HCA, Inc. 5.20% 6/1/2028		4,165	4,150
HCA, Inc. 2.375% 7/15/2031		2,233	1,834
HCA, Inc. 3.625% 3/15/2032		2,400	2,115
HCA, Inc. 4.625% 3/15/2052		226	183
Humana, Inc. 5.375% 4/15/2031		2,078	2,068
Humana, Inc. 5.75% 4/15/2054		954	920
Johnson & Johnson 4.80% 6/1/2029		3,970	4,002
Johnson & Johnson 4.90% 6/1/2031		4,175	4,217
Johnson & Johnson 4.95% 6/1/2034		6,880	6,963
Johnson & Johnson 5.25% 6/1/2054		3,390	3,407
Laboratory Corp. of America Holdings 1.55% 6/1/2026		773	719
Laboratory Corp. of America Holdings 4.70% 2/1/2045		3,975	3,490
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033		1,485	1,428
Merck & Co., Inc. 1.70% 6/10/2027		3,093	2,839
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		1,375	1,351
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		7,942	7,742
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		5,622	5,426
Roche Holdings, Inc. 1.93% 12/13/2028[6]		7,545	6,662
Roche Holdings, Inc. 2.076% 12/13/2031[6]		9,309	7,603
Roche Holdings, Inc. 2.607% 12/13/2051[6]		645	394
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		13,390	12,844
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025		45,000	45,153
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		68,853	64,674
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		26,824	27,483
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		46,666	32,644
UnitedHealth Group, Inc. 3.75% 7/15/2025		5,410	5,331
UnitedHealth Group, Inc. 2.00% 5/15/2030		466	396
UnitedHealth Group, Inc. 4.20% 5/15/2032		1,654	1,557
UnitedHealth Group, Inc. 3.05% 5/15/2041		1,300	960
UnitedHealth Group, Inc. 4.25% 6/15/2048		960	794
UnitedHealth Group, Inc. 3.25% 5/15/2051		572	393
UnitedHealth Group, Inc. 4.95% 5/15/2062		69	61
			534,012

Utilities 4.13%
AEP Texas, Inc. 3.45% 5/15/2051		1,380	909
Alabama Power Co. 3.00% 3/15/2052		3,219	2,088
Alfa Desarrollo SpA 4.55% 9/27/2051[6]		998	750
Baltimore Gas and Electric Co. 4.55% 6/1/2052		525	438
Berkshire Hathaway Energy Co. 4.50% 2/1/2045		5,895	5,165
Berkshire Hathaway Energy Co. 4.60% 5/1/2053		1,017	846
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]		2,400	2,251
Comision Federal de Electricidad 4.688% 5/15/2029[6]		3,655	3,425
Connecticut Light and Power Co. (The) 2.05% 7/1/2031		1,775	1,453
Consumers Energy Co. 4.625% 5/15/2033		3,500	3,353
Consumers Energy Co. 3.10% 8/15/2050		939	647
DTE Energy Co. 5.10% 3/1/2029		7,900	7,838
DTE Energy Co. 3.00% 3/1/2032		259	224
Duke Energy Carolinas, LLC 5.35% 1/15/2053		332	316
Duke Energy Florida, LLC 5.875% 11/15/2033		370	385
Duke Energy Florida, LLC 3.40% 10/1/2046		5,669	3,996

151	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Duke Energy Florida, LLC 3.00% 12/15/2051	USD	293	$184
Duke Energy Florida, LLC 5.95% 11/15/2052		575	586
Duke Energy Progress, LLC 3.70% 9/1/2028		3,750	3,577
Duke Energy Progress, LLC 2.00% 8/15/2031		1,775	1,451
Duke Energy Progress, LLC 2.50% 8/15/2050		644	371
Edison International 4.95% 4/15/2025		175	174
Edison International 5.75% 6/15/2027		3,181	3,210
Edison International 4.125% 3/15/2028		4,253	4,065
Edison International 5.25% 11/15/2028		50	50
Edison International 5.45% 6/15/2029		4,525	4,525
Edison International 6.95% 11/15/2029		2,425	2,580
Electricité de France SA 5.65% 4/22/2029[6]		1,420	1,433
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[7]	EUR	2,800	2,711
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,7]	USD	1,575	1,717
Emera US Finance, LP 2.639% 6/15/2031		4,400	3,634
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[6]		1,310	1,249
Entergy Louisiana, LLC 4.20% 9/1/2048		6,325	5,005
Entergy Louisiana, LLC 4.75% 9/15/2052		395	341
Eversource Energy 5.00% 1/1/2027		3,415	3,389
Eversource Energy 5.50% 1/1/2034		2,700	2,650
FirstEnergy Corp. 1.60% 1/15/2026		20,066	18,902
FirstEnergy Corp. 2.65% 3/1/2030		10,149	8,829
FirstEnergy Corp. 2.25% 9/1/2030		12,602	10,562
FirstEnergy Corp., Series B, 4.15% 7/15/2027		12,178	11,694
Florida Power & Light Co. 5.05% 4/1/2028		1,511	1,517
Florida Power & Light Co. 4.40% 5/15/2028		1,655	1,626
Florida Power & Light Co. 2.45% 2/3/2032		1,844	1,537
Florida Power & Light Co. 5.10% 4/1/2033		7,431	7,400
Florida Power & Light Co. 4.80% 5/15/2033		1,085	1,056
Florida Power & Light Co. 5.30% 4/1/2053		1,255	1,211
Georgia Power Co. 4.65% 5/16/2028		1,050	1,034
Georgia Power Co. 4.95% 5/17/2033		1,845	1,800
Georgia Power Co. 5.25% 3/15/2034		3,200	3,191
Georgia Power Co. 3.70% 1/30/2050		190	140
Jersey Central Power & Light Co. 2.75% 3/1/2032[6]		525	434
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[6]		425	409
Monongahela Power Co. 3.55% 5/15/2027[6]		1,700	1,621
NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053		1,440	1,341
NiSource, Inc. 5.40% 6/30/2033		650	644
Pacific Gas and Electric Co. 3.40% 8/15/2024		2,000	1,993
Pacific Gas and Electric Co. 3.15% 1/1/2026		27,543	26,542
Pacific Gas and Electric Co. 2.95% 3/1/2026		10,850	10,391
Pacific Gas and Electric Co. 3.30% 3/15/2027		2,393	2,268
Pacific Gas and Electric Co. 2.10% 8/1/2027		1,000	903
Pacific Gas and Electric Co. 3.30% 12/1/2027		7,997	7,459
Pacific Gas and Electric Co. 3.00% 6/15/2028		2,542	2,325
Pacific Gas and Electric Co. 3.75% 7/1/2028		13,760	12,926
Pacific Gas and Electric Co. 4.65% 8/1/2028		7,900	7,651
Pacific Gas and Electric Co. 6.10% 1/15/2029		3,165	3,241
Pacific Gas and Electric Co. 4.55% 7/1/2030		35,449	33,612
Pacific Gas and Electric Co. 2.50% 2/1/2031		21,597	17,814
Pacific Gas and Electric Co. 6.15% 1/15/2033		518	527
Pacific Gas and Electric Co. 6.40% 6/15/2033		12,331	12,745
Pacific Gas and Electric Co. 5.80% 5/15/2034		6,047	6,011
Pacific Gas and Electric Co. 3.30% 8/1/2040		9,898	7,057
Pacific Gas and Electric Co. 3.75% 8/15/2042		442	319
Pacific Gas and Electric Co. 4.95% 7/1/2050		1,627	1,346
Pacific Gas and Electric Co. 3.50% 8/1/2050		14,919	9,750

American Funds Insurance Series	152

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
PacifiCorp 5.10% 2/15/2029	USD	7,150	$7,148
PacifiCorp 5.30% 2/15/2031		1,915	1,910
PacifiCorp 5.45% 2/15/2034		8,920	8,815
PacifiCorp 3.30% 3/15/2051		325	210
PacifiCorp 2.90% 6/15/2052		586	346
PacifiCorp 5.35% 12/1/2053		1,748	1,587
PacifiCorp 5.50% 5/15/2054		8,738	8,124
PacifiCorp 5.80% 1/15/2055		7,735	7,496
Public Service Company of Colorado 5.35% 5/15/2034		4,000	3,968
Public Service Company of Colorado 2.70% 1/15/2051		2,472	1,462
Public Service Company of Colorado 5.75% 5/15/2054		1,975	1,952
Public Service Electric and Gas Co. 3.20% 5/15/2029		6,000	5,557
Public Service Electric and Gas Co. 5.20% 8/1/2033		1,200	1,203
Puget Energy, Inc. 3.65% 5/15/2025		300	294
Southern California Edison Co. 4.90% 6/1/2026		1,177	1,168
Southern California Edison Co. 4.70% 6/1/2027		404	399
Southern California Edison Co. 5.30% 3/1/2028		4,000	4,009
Southern California Edison Co. 4.20% 3/1/2029		8,211	7,863
Southern California Edison Co. 5.15% 6/1/2029		924	923
Southern California Edison Co. 2.85% 8/1/2029		6,945	6,241
Southern California Edison Co. 2.50% 6/1/2031		5,044	4,236
Southern California Edison Co. 5.45% 6/1/2031		3,350	3,375
Southern California Edison Co. 5.20% 6/1/2034		4,950	4,835
Southern California Edison Co. 5.75% 4/1/2035		4,549	4,640
Southern California Edison Co. 5.35% 7/15/2035		6,450	6,395
Southern California Edison Co. 5.625% 2/1/2036		7,051	7,046
Southern California Edison Co. 3.60% 2/1/2045		2,417	1,770
Southern California Edison Co. 3.65% 2/1/2050		14,600	10,389
Southern California Edison Co. 2.95% 2/1/2051		151	94
Southern California Edison Co. 3.65% 6/1/2051		354	250
Southern California Edison Co. 3.45% 2/1/2052		515	350
Southern California Edison Co. 5.75% 4/15/2054		575	563
Southwestern Electric Power Co. 1.65% 3/15/2026		3,550	3,341
Southwestern Electric Power Co. 3.25% 11/1/2051		2,075	1,311
Southwestern Public Service Co. 6.00% 6/1/2054		25	25
Virginia Electric & Power 2.40% 3/30/2032		2,575	2,117
WEC Energy Group, Inc. 5.60% 9/12/2026		400	402
Wisconsin Power and Light Co. 1.95% 9/16/2031		525	420
Wisconsin Power and Light Co. 3.65% 4/1/2050		1,075	771
Wisconsin Public Service Corp. 2.85% 12/1/2051		375	232
Xcel Energy, Inc. 3.30% 6/1/2025		5,650	5,526
Xcel Energy, Inc. 1.75% 3/15/2027		4,363	3,971
Xcel Energy, Inc. 2.60% 12/1/2029		1,725	1,506
Xcel Energy, Inc. 4.60% 6/1/2032		4,600	4,304
Xcel Energy, Inc. 5.50% 3/15/2034		4,230	4,169
			459,527

Consumer discretionary 3.09%
Allied Universal Holdco, LLC 4.625% 6/1/2028[6]		335	306
Amazon.com, Inc. 1.65% 5/12/2028		3,860	3,440
Amazon.com, Inc. 3.45% 4/13/2029		600	569
Amazon.com, Inc. 3.25% 5/12/2061		4,100	2,736
Amazon.com, Inc. 4.10% 4/13/2062		470	376
Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]		255	233
Bath & Body Works, Inc. 6.875% 11/1/2035		740	747
BMW US Capital, LLC 3.45% 4/1/2027[6]		1,075	1,031
BMW US Capital, LLC 3.70% 4/1/2032[6]		1,350	1,223
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[6]		4,950	4,863
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[6]		794	788
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]		3,567	3,416

153	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[6]	USD	1,320	$1,314
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[6]		832	839
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]		3,230	2,879
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[6]		8,174	6,750
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[6]		691	693
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[6]		246	244
Ford Motor Co. 3.25% 2/12/2032		620	513
Ford Motor Credit Co., LLC 5.125% 6/16/2025		3,870	3,842
Ford Motor Credit Co., LLC 6.95% 3/6/2026		855	869
Ford Motor Credit Co., LLC 6.95% 6/10/2026		755	770
Ford Motor Credit Co., LLC 2.70% 8/10/2026		200	188
Ford Motor Credit Co., LLC 4.271% 1/9/2027		18,742	18,066
Ford Motor Credit Co., LLC 5.80% 3/5/2027		3,145	3,146
Ford Motor Credit Co., LLC 5.85% 5/17/2027		6,490	6,492
Ford Motor Credit Co., LLC 4.95% 5/28/2027		485	474
Ford Motor Credit Co., LLC 4.125% 8/17/2027		39,480	37,530
Ford Motor Credit Co., LLC 3.815% 11/2/2027		3,990	3,745
Ford Motor Credit Co., LLC 7.35% 11/4/2027		7,549	7,870
Ford Motor Credit Co., LLC 6.80% 5/12/2028		2,030	2,092
Ford Motor Credit Co., LLC 6.798% 11/7/2028		762	788
Ford Motor Credit Co., LLC 2.90% 2/10/2029		1,065	939
Ford Motor Credit Co., LLC 5.80% 3/8/2029		6,740	6,719
Ford Motor Credit Co., LLC 5.113% 5/3/2029		9,854	9,524
Ford Motor Credit Co., LLC 7.35% 3/6/2030		10,668	11,296
Ford Motor Credit Co., LLC 7.20% 6/10/2030		1,015	1,068
Ford Motor Credit Co., LLC 6.05% 3/5/2031		3,960	3,967
Ford Motor Credit Co., LLC 3.625% 6/17/2031		1,215	1,048
Ford Motor Credit Co., LLC 7.122% 11/7/2033		688	727
General Motors Co. 6.125% 10/1/2025		22,221	22,345
General Motors Co. 5.40% 4/1/2048		5,200	4,657
General Motors Financial Co., Inc. 4.35% 4/9/2025		11,358	11,238
General Motors Financial Co., Inc. 1.50% 6/10/2026		6,712	6,219
General Motors Financial Co., Inc. 2.35% 2/26/2027		9,771	9,044
Grand Canyon University 4.125% 10/1/2024		4,190	4,174
Hanesbrands, Inc. 9.00% 2/15/2031[6]		528	554
Home Depot, Inc. 2.95% 6/15/2029		1,966	1,802
Home Depot, Inc. 4.75% 6/25/2029		1,849	1,839
Home Depot, Inc. 4.85% 6/25/2031		2,559	2,540
Home Depot, Inc. 4.95% 6/25/2034		4,749	4,701
Home Depot, Inc. 4.50% 12/6/2048		1,915	1,660
Home Depot, Inc. 5.30% 6/25/2054		2,234	2,183
Hyundai Capital America 1.00% 9/17/2024[6]		605	599
Hyundai Capital America 2.65% 2/10/2025[6]		11,383	11,171
Hyundai Capital America 1.80% 10/15/2025[6]		13,274	12,651
Hyundai Capital America 6.25% 11/3/2025[6]		825	832
Hyundai Capital America 1.30% 1/8/2026[6]		6,000	5,633
Hyundai Capital America 5.50% 3/30/2026[6]		705	705
Hyundai Capital America 1.50% 6/15/2026[6]		7,475	6,930
Hyundai Capital America 1.65% 9/17/2026[6]		7,275	6,702
Hyundai Capital America 3.00% 2/10/2027[6]		9,000	8,494
Hyundai Capital America 5.275% 6/24/2027[6]		1,650	1,643
Hyundai Capital America 2.375% 10/15/2027[6]		7,543	6,882
Hyundai Capital America 5.60% 3/30/2028[6]		1,385	1,395
Hyundai Capital America 5.30% 6/24/2029[6]		1,523	1,515
Hyundai Capital America 5.40% 6/24/2031[6]		3,365	3,338
Hyundai Capital Services, Inc. 1.25% 2/8/2026[6]		3,695	3,451
Marriott International, Inc. 5.75% 5/1/2025		190	190
Marriott International, Inc. 5.00% 10/15/2027		4,470	4,460
Marriott International, Inc. 4.90% 4/15/2029		653	646
McDonald’s Corp. 5.00% 5/17/2029		2,184	2,182
McDonald’s Corp. 2.125% 3/1/2030		2,482	2,131

American Funds Insurance Series	154

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
McDonald’s Corp. 3.60% 7/1/2030	USD	1,014	$939
McDonald’s Corp. 5.20% 5/17/2034		2,786	2,798
McDonald’s Corp. 4.45% 3/1/2047		3,535	2,968
McDonald’s Corp. 3.625% 9/1/2049		2,938	2,131
McDonald’s Corp. 5.15% 9/9/2052		509	470
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[6]		3,167	2,825
Sands China, Ltd. 2.30% 3/8/2027		2,368	2,159
Stellantis Finance US, Inc. 5.625% 1/12/2028[6]		825	836
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]		4,849	4,010
Stellantis Finance US, Inc. 6.375% 9/12/2032[6]		2,669	2,792
Toyota Motor Credit Corp. 3.375% 4/1/2030		4,954	4,558
Toyota Motor Credit Corp. 4.55% 5/17/2030		1,625	1,589
Toyota Motor Credit Corp. 5.55% 11/20/2030		690	709
Travel + Leisure Co. 6.625% 7/31/2026[6]		675	680
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[6]		546	542
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[6]		5,190	5,445
Wynn Resorts Finance, LLC 5.125% 10/1/2029[6]		410	390
			344,467

Energy 2.50%
Antero Resources Corp. 5.375% 3/1/2030[6]		280	271
Apache Corp. 4.625% 11/15/2025		645	637
Apache Corp. 4.25% 1/15/2030		2,465	2,302
Apache Corp. 5.10% 9/1/2040		1,664	1,421
Baker Hughes Holdings, LLC 2.061% 12/15/2026		1,136	1,055
BP Capital Markets America, Inc. 4.893% 9/11/2033		3,701	3,601
BP Capital Markets America, Inc. 3.001% 3/17/2052		710	456
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		754	726
Cenovus Energy, Inc. 5.375% 7/15/2025		2,763	2,736
Cenovus Energy, Inc. 4.25% 4/15/2027		13,613	13,246
Cenovus Energy, Inc. 2.65% 1/15/2032		2,969	2,457
Cenovus Energy, Inc. 5.25% 6/15/2037		289	277
Cenovus Energy, Inc. 5.40% 6/15/2047		8,809	8,118
Cenovus Energy, Inc. 3.75% 2/15/2052		19	13
Cheniere Energy Partners, LP 3.25% 1/31/2032		937	800
Chevron Corp. 2.954% 5/16/2026		3,365	3,239
Chevron Corp. 3.078% 5/11/2050		692	473
Civitas Resources, Inc. 8.75% 7/1/2031[6]		1,400	1,501
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[6]		268	274
ConocoPhillips Co. 3.80% 3/15/2052		15	11
ConocoPhillips Co. 5.30% 5/15/2053		6,279	5,965
ConocoPhillips Co. 5.55% 3/15/2054		1,708	1,682
Devon Energy Corp. 4.50% 1/15/2030		5,197	5,003
Diamondback Energy, Inc. 5.20% 4/18/2027		1,645	1,646
Diamondback Energy, Inc. 5.15% 1/30/2030		415	413
Diamondback Energy, Inc. 5.40% 4/18/2034		1,195	1,184
Diamondback Energy, Inc. 5.75% 4/18/2054		902	875
DT Midstream, Inc. 4.125% 6/15/2029[6]		555	513
Ecopetrol SA 4.625% 11/2/2031		270	221
Ecopetrol SA 8.875% 1/13/2033		15,110	15,615
Enbridge, Inc. 6.20% 11/15/2030		1,650	1,733
Enbridge, Inc. 6.70% 11/15/2053		1,167	1,275
Energy Transfer, LP 5.25% 7/1/2029		979	974
Energy Transfer, LP 6.40% 12/1/2030		479	504
Energy Transfer, LP 5.60% 9/1/2034		2,168	2,155
Energy Transfer, LP 6.05% 9/1/2054		1,095	1,081
Eni SpA 5.50% 5/15/2034[6]		359	356
Eni SpA 5.95% 5/15/2054[6]		222	218
EQT Corp. 7.25% 2/1/2030[7]		7,500	7,964
Equinor ASA 3.625% 9/10/2028		4,928	4,708

155	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Equinor ASA 3.125% 4/6/2030	USD	20,000	$18,245
Equinor ASA 3.25% 11/18/2049		5,687	3,982
Exxon Mobil Corp. 3.043% 3/1/2026		4,625	4,476
Exxon Mobil Corp. 2.61% 10/15/2030		1,040	913
Kinder Morgan, Inc. 5.00% 2/1/2029		1,752	1,733
Kinder Morgan, Inc. 5.40% 2/1/2034		3,888	3,830
Occidental Petroleum Corp. 8.875% 7/15/2030		4,345	5,008
Occidental Petroleum Corp. 6.125% 1/1/2031		759	777
Occidental Petroleum Corp. 6.45% 9/15/2036		3,330	3,480
Odebrecht Drilling Services, LLC 7.50% 6/15/2030[6]		6	6
Oleoducto Central SA 4.00% 7/14/2027[6]		1,715	1,591
Oleoducto Central SA 4.00% 7/14/2027		350	325
ONEOK, Inc. 5.55% 11/1/2026		736	739
ONEOK, Inc. 5.65% 11/1/2028		467	474
ONEOK, Inc. 6.05% 9/1/2033		5,098	5,251
Petroleos Mexicanos 6.875% 10/16/2025		5,000	4,986
Petroleos Mexicanos 4.50% 1/23/2026		1,158	1,103
Petroleos Mexicanos 6.875% 8/4/2026		9,682	9,487
Petroleos Mexicanos 6.49% 1/23/2027		20,653	19,839
Petroleos Mexicanos 6.50% 3/13/2027		35,154	33,519
Petroleos Mexicanos 6.50% 1/23/2029		2,404	2,173
Petroleos Mexicanos 8.75% 6/2/2029		14,185	13,942
Petroleos Mexicanos 6.84% 1/23/2030		11,164	9,835
Petroleos Mexicanos 5.95% 1/28/2031		4,681	3,775
Petroleos Mexicanos 6.70% 2/16/2032		15,755	13,201
Shell International Finance BV 3.875% 11/13/2028		9,410	9,028
Shell International Finance BV 2.75% 4/6/2030		377	336
Southwestern Energy Co. 5.70% 1/23/2025[7]		495	495
TotalEnergies Capital International SA 3.455% 2/19/2029		885	831
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		1,578	1,490
Williams Companies, Inc. 4.90% 3/15/2029		2,735	2,699
Williams Companies, Inc. 5.15% 3/15/2034		3,711	3,622
			278,890

Industrials 2.14%
ADT Security Corp. 4.125% 8/1/2029[6]		510	471
Air Lease Corp. 0.80% 8/18/2024		3,175	3,154
Air Lease Corp. 2.875% 1/15/2026		10,172	9,763
Air Lease Corp. 2.20% 1/15/2027		4,341	4,010
Air Lease Corp. 5.20% 7/15/2031		3,650	3,568
BAE Systems PLC 5.00% 3/26/2027[6]		1,200	1,192
BAE Systems PLC 5.125% 3/26/2029[6]		3,482	3,467
BAE Systems PLC 5.25% 3/26/2031[6]		2,156	2,151
BAE Systems PLC 5.30% 3/26/2034[6]		570	565
BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[7,9]		1,680	1,687
Boeing Co. 4.875% 5/1/2025		21,607	21,382
Boeing Co. 2.75% 2/1/2026		11,211	10,659
Boeing Co. 2.196% 2/4/2026		9,781	9,197
Boeing Co. 2.70% 2/1/2027		6,473	5,969
Boeing Co. 5.04% 5/1/2027		13,539	13,245
Boeing Co. 6.259% 5/1/2027[6]		4,214	4,244
Boeing Co. 3.25% 2/1/2028		11,810	10,819
Boeing Co. 3.25% 3/1/2028		1,925	1,756
Boeing Co. 6.298% 5/1/2029[6]		1,507	1,529
Boeing Co. 5.15% 5/1/2030		25,342	24,343
Boeing Co. 3.625% 2/1/2031		751	658
Boeing Co. 6.388% 5/1/2031[6]		5,632	5,736
Boeing Co. 6.528% 5/1/2034[6]		1,381	1,415
Canadian National Railway Co. 5.85% 11/1/2033		465	492

American Funds Insurance Series	156

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Canadian National Railway Co. 6.125% 11/1/2053	USD	137	$152
Canadian Pacific Railway Co. 1.75% 12/2/2026		1,066	984
Canadian Pacific Railway Co. 3.10% 12/2/2051		2,286	1,520
Carrier Global Corp. 2.722% 2/15/2030		292	258
Carrier Global Corp. 2.70% 2/15/2031		292	251
Carrier Global Corp. 5.90% 3/15/2034		1,345	1,404
Carrier Global Corp. 3.377% 4/5/2040		14,710	11,389
Carrier Global Corp. 3.577% 4/5/2050		138	100
Carrier Global Corp. 6.20% 3/15/2054		827	886
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[6]		1,260	1,244
CSX Corp. 4.10% 11/15/2032		1,886	1,762
CSX Corp. 5.20% 11/15/2033		1,333	1,337
CSX Corp. 4.50% 11/15/2052		4,470	3,825
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]		978	909
General Dynamics Corp. 3.75% 5/15/2028		479	461
General Dynamics Corp. 3.625% 4/1/2030		387	363
Honeywell International, Inc. 4.875% 9/1/2029		270	270
Honeywell International, Inc. 4.95% 9/1/2031		270	270
Honeywell International, Inc. 5.00% 3/1/2035		400	397
Honeywell International, Inc. 5.25% 3/1/2054		400	388
Honeywell International, Inc. 5.35% 3/1/2064		400	389
Ingersoll-Rand, Inc. 5.197% 6/15/2027		665	667
Ingersoll-Rand, Inc. 5.40% 8/14/2028		801	809
Ingersoll-Rand, Inc. 5.176% 6/15/2029		1,463	1,463
Ingersoll-Rand, Inc. 5.314% 6/15/2031		176	177
Ingersoll-Rand, Inc. 5.70% 8/14/2033		946	968
Ingersoll-Rand, Inc. 5.45% 6/15/2034		1,176	1,187
Ingersoll-Rand, Inc. 5.70% 6/15/2054		400	403
L3Harris Technologies, Inc. 5.40% 7/31/2033		1,126	1,123
Lockheed Martin Corp. 4.50% 2/15/2029		1,174	1,156
Lockheed Martin Corp. 4.80% 8/15/2034		2,393	2,338
Lockheed Martin Corp. 5.20% 2/15/2064		600	568
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]		2,690	2,572
Norfolk Southern Corp. 5.05% 8/1/2030		1,734	1,732
Norfolk Southern Corp. 5.35% 8/1/2054		1,458	1,392
Northrop Grumman Corp. 4.70% 3/15/2033		2,909	2,808
Northrop Grumman Corp. 4.95% 3/15/2053		1,124	1,012
Republic Services, Inc. 2.375% 3/15/2033		1,635	1,308
Republic Services, Inc. 5.00% 4/1/2034		15	15
RTX Corp. 5.75% 11/8/2026		550	556
RTX Corp. 3.125% 5/4/2027		4,551	4,315
RTX Corp. 4.125% 11/16/2028		4,974	4,790
RTX Corp. 5.75% 1/15/2029		410	421
RTX Corp. 6.00% 3/15/2031		550	573
RTX Corp. 2.375% 3/15/2032		451	370
RTX Corp. 6.10% 3/15/2034		401	422
RTX Corp. 2.82% 9/1/2051		665	405
RTX Corp. 3.03% 3/15/2052		1,190	759
RTX Corp. 6.40% 3/15/2054		1,006	1,098
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[6]		2,550	2,115
Triton Container International, Ltd. 3.15% 6/15/2031[6]		2,482	2,065
Union Pacific Corp. 2.15% 2/5/2027		2,213	2,063
Union Pacific Corp. 2.40% 2/5/2030		4,454	3,900
Union Pacific Corp. 2.375% 5/20/2031		2,298	1,952
Union Pacific Corp. 2.80% 2/14/2032		5,244	4,527
Union Pacific Corp. 3.25% 2/5/2050		7,000	4,892
Union Pacific Corp. 2.95% 3/10/2052		1,405	905
United Rentals (North America), Inc. 5.50% 5/15/2027		2,500	2,483
Veralto Corp. 5.50% 9/18/2026[6]		350	350
Veralto Corp. 5.35% 9/18/2028[6]		2,450	2,461
Veralto Corp. 5.45% 9/18/2033[6]		1,680	1,678

157	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Waste Management, Inc. 1.50% 3/15/2031	USD	419	$336
Waste Management, Inc. 4.15% 4/15/2032		688	648
Waste Management, Inc. 4.875% 2/15/2034		2,830	2,775
			238,588

Communication services 1.60%
AT&T, Inc. 1.70% 3/25/2026		17,807	16,722
AT&T, Inc. 1.65% 2/1/2028		4,700	4,175
AT&T, Inc. 4.30% 2/15/2030		15,940	15,276
AT&T, Inc. 2.55% 12/1/2033		12,748	10,141
AT&T, Inc. 5.40% 2/15/2034		629	629
CCO Holdings, LLC 5.125% 5/1/2027[6]		4,800	4,613
CCO Holdings, LLC 4.75% 2/1/2032[6]		1,265	1,037
CCO Holdings, LLC 4.25% 1/15/2034[6]		3,875	2,945
Charter Communications Operating, LLC 6.10% 6/1/2029		1,360	1,365
Charter Communications Operating, LLC 2.80% 4/1/2031		6,057	4,953
Charter Communications Operating, LLC 4.40% 4/1/2033		1,092	963
Charter Communications Operating, LLC 5.75% 4/1/2048		5,000	4,184
Charter Communications Operating, LLC 5.25% 4/1/2053		835	656
Comcast Corp. 3.15% 2/15/2028		7,200	6,765
Comcast Corp. 4.55% 1/15/2029		1,610	1,585
Comcast Corp. 4.80% 5/15/2033		1,841	1,793
Comcast Corp. 2.887% 11/1/2051		18	11
Comcast Corp. 5.35% 5/15/2053		3,455	3,314
Comcast Corp. 5.50% 5/15/2064		250	241
Lumen Technologies, Inc. 4.00% 2/15/2027[6]		6,756	3,482
Netflix, Inc. 5.875% 11/15/2028		5,970	6,153
Netflix, Inc. 5.375% 11/15/2029[6]		7,416	7,491
News Corp. 5.125% 2/15/2032[6]		1,300	1,234
SBA Tower Trust 1.631% 11/15/2026[6]		6,741	6,127
Sirius XM Radio, Inc. 4.00% 7/15/2028[6]		675	610
Sprint, LLC 7.625% 2/15/2025		1,305	1,314
T-Mobile USA, Inc. 3.50% 4/15/2025		3,275	3,221
T-Mobile USA, Inc. 2.625% 4/15/2026		4,416	4,204
T-Mobile USA, Inc. 3.75% 4/15/2027		5,000	4,807
T-Mobile USA, Inc. 4.95% 3/15/2028		705	700
T-Mobile USA, Inc. 4.80% 7/15/2028		175	173
T-Mobile USA, Inc. 4.85% 1/15/2029		2,725	2,692
T-Mobile USA, Inc. 3.875% 4/15/2030		4,500	4,208
T-Mobile USA, Inc. 2.875% 2/15/2031		14,691	12,766
T-Mobile USA, Inc. 5.05% 7/15/2033		832	814
T-Mobile USA, Inc. 5.75% 1/15/2034		730	751
T-Mobile USA, Inc. 5.15% 4/15/2034		2,085	2,050
T-Mobile USA, Inc. 3.00% 2/15/2041		2,100	1,504
T-Mobile USA, Inc. 6.00% 6/15/2054		920	952
T-Mobile USA, Inc. 5.50% 1/15/2055		406	392
Verizon Communications, Inc. 4.329% 9/21/2028		1,539	1,497
Verizon Communications, Inc. 1.75% 1/20/2031		9,144	7,403
Verizon Communications, Inc. 2.55% 3/21/2031		5,047	4,289
Verizon Communications, Inc. 2.355% 3/15/2032		2,775	2,269
Verizon Communications, Inc. 3.40% 3/22/2041		1,085	830
Verizon Communications, Inc. 3.55% 3/22/2051		1,520	1,095
Verizon Communications, Inc. 3.875% 3/1/2052		3,155	2,395
Vodafone Group PLC 4.25% 9/17/2050		3,050	2,382
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		3,056	3,009
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		1,126	1,069
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		112	98

American Funds Insurance Series	158

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD	719	$585
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		5,408	4,213
ZipRecruiter, Inc. 5.00% 1/15/2030[6]		490	426
			178,573

Consumer staples 1.29%
7-Eleven, Inc. 1.80% 2/10/2031[6]		2,923	2,342
7-Eleven, Inc. 2.80% 2/10/2051[6]		5,000	2,983
Altria Group, Inc. 4.40% 2/14/2026		4,585	4,513
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029		6,635	6,600
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		4,715	4,754
BAT Capital Corp. 3.557% 8/15/2027		9,271	8,809
BAT Capital Corp. 2.259% 3/25/2028		2,353	2,109
BAT Capital Corp. 6.343% 8/2/2030		2,210	2,305
BAT Capital Corp. 4.742% 3/16/2032		2,675	2,539
BAT Capital Corp. 6.421% 8/2/2033		4,665	4,880
BAT Capital Corp. 7.079% 8/2/2043		1,323	1,395
BAT Capital Corp. 4.758% 9/6/2049		15,972	12,590
BAT Capital Corp. 5.65% 3/16/2052		120	107
BAT International Finance PLC 3.95% 6/15/2025[6]		16,879	16,606
BAT International Finance PLC 1.668% 3/25/2026		4,070	3,815
BAT International Finance PLC 4.448% 3/16/2028		2,925	2,833
Campbell Soup Co. 5.20% 3/21/2029		726	727
Campbell Soup Co. 5.40% 3/21/2034		534	531
Conagra Brands, Inc. 5.30% 11/1/2038		436	411
Constellation Brands, Inc. 3.50% 5/9/2027		7,500	7,163
Constellation Brands, Inc. 4.35% 5/9/2027		890	868
Constellation Brands, Inc. 2.25% 8/1/2031		1,487	1,221
Constellation Brands, Inc. 4.75% 5/9/2032		1,978	1,902
Constellation Brands, Inc. 4.90% 5/1/2033		2,807	2,712
H.J. Heinz Co. 4.875% 10/1/2049		2,725	2,378
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031		3,110	2,714
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051		685	569
J. M. Smucker Co. (The) 6.20% 11/15/2033		701	737
J. M. Smucker Co. (The) 6.50% 11/15/2053		310	333
JBS USA Holding Lux SARL 2.50% 1/15/2027		3,000	2,793
JBS USA Holding Lux SARL 3.00% 2/2/2029		2,092	1,868
PepsiCo, Inc. 1.95% 10/21/2031		4,763	3,914
Philip Morris International, Inc. 4.875% 2/13/2026		2,508	2,489
Philip Morris International, Inc. 5.25% 9/7/2028		2,800	2,824
Philip Morris International, Inc. 5.125% 2/15/2030		982	979
Philip Morris International, Inc. 5.50% 9/7/2030		4,565	4,628
Philip Morris International, Inc. 5.375% 2/15/2033		1,644	1,633
Philip Morris International, Inc. 4.875% 11/15/2043		4,407	3,890
Reynolds American, Inc. 4.45% 6/12/2025		14,570	14,403
Walmart, Inc. 4.10% 4/15/2033		1,479	1,410
Walmart, Inc. 4.50% 4/15/2053		1,277	1,131
			143,408

Real estate 0.82%
American Tower Corp. 3.65% 3/15/2027		1,375	1,317
Boston Properties, LP 2.90% 3/15/2030		955	811
Boston Properties, LP 3.25% 1/30/2031		463	392
Boston Properties, LP 2.55% 4/1/2032		1,674	1,306
Boston Properties, LP 2.45% 10/1/2033		1,335	990
Boston Properties, LP 6.50% 1/15/2034		10,849	11,042
COPT Defense Properties, LP 2.00% 1/15/2029		1,139	966
COPT Defense Properties, LP 2.75% 4/15/2031		1,547	1,280
COPT Defense Properties, LP 2.90% 12/1/2033		564	444
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[6]		395	333

159	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Crown Castle, Inc. 5.00% 1/11/2028	USD	4,874	$4,817
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034		3,410	3,406
Equinix, Inc. 2.90% 11/18/2026		2,762	2,610
Equinix, Inc. 3.20% 11/18/2029		887	799
Equinix, Inc. 3.90% 4/15/2032		1,155	1,051
FibraSOMA 4.375% 7/22/2031[6]		1,475	1,181
Howard Hughes Corp. (The) 5.375% 8/1/2028[6]		1,755	1,670
Howard Hughes Corp. (The) 4.125% 2/1/2029[6]		2,755	2,467
Howard Hughes Corp. (The) 4.375% 2/1/2031[6]		3,135	2,702
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028		767	680
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		1,333	1,059
Iron Mountain, Inc. 5.25% 3/15/2028[6]		3,020	2,925
Iron Mountain, Inc. 5.25% 7/15/2030[6]		675	642
Kilroy Realty, LP 6.25% 1/15/2036		1,994	1,894
Prologis, LP 4.875% 6/15/2028		1,040	1,035
Prologis, LP 4.75% 6/15/2033		1,409	1,359
Prologis, LP 5.125% 1/15/2034		6,175	6,105
Prologis, LP 5.00% 3/15/2034		360	352
Prologis, LP 5.25% 6/15/2053		117	110
Public Storage Operating Co. 2.30% 5/1/2031		2,920	2,457
Scentre Group Trust 1 3.50% 2/12/2025[6]		4,015	3,960
Service Properties Trust 3.95% 1/15/2028		1,710	1,434
Service Properties Trust 8.625% 11/15/2031[6]		3,040	3,171
VICI Properties, LP 4.375% 5/15/2025		670	662
VICI Properties, LP 4.75% 2/15/2028		6,844	6,690
VICI Properties, LP 4.95% 2/15/2030		5,515	5,325
VICI Properties, LP 5.125% 5/15/2032		11,766	11,218
VICI Properties, LP 5.625% 5/15/2052		388	350
			91,012

Information technology 0.33%
Analog Devices, Inc. 2.10% 10/1/2031		270	224
Analog Devices, Inc. 5.05% 4/1/2034		717	714
Analog Devices, Inc. 2.80% 10/1/2041		521	367
Broadcom Corp. 3.875% 1/15/2027		5,966	5,774
Broadcom, Inc. 4.00% 4/15/2029[6]		609	580
Broadcom, Inc. 4.15% 4/15/2032[6]		630	582
Broadcom, Inc. 3.469% 4/15/2034[6]		11,652	9,937
Broadcom, Inc. 3.137% 11/15/2035[6]		847	679
Broadcom, Inc. 4.926% 5/15/2037[6]		2,879	2,709
Cisco Systems, Inc. 4.85% 2/26/2029		1,819	1,819
Cisco Systems, Inc. 4.95% 2/26/2031		991	991
Cisco Systems, Inc. 5.05% 2/26/2034		843	843
Cisco Systems, Inc. 5.30% 2/26/2054		784	768
Microchip Technology, Inc. 5.05% 3/15/2029		4,350	4,316
Oracle Corp. 1.65% 3/25/2026		4,867	4,564
ServiceNow, Inc. 1.40% 9/1/2030		1,760	1,430
			36,297

Materials 0.13%
Air Products and Chemicals, Inc. 2.70% 5/15/2040		2,911	2,078
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		138	138
Braskem Netherlands Finance BV 7.25% 2/13/2033[6]		700	660
Celanese US Holdings, LLC 6.165% 7/15/2027		2,875	2,919
Celanese US Holdings, LLC 6.35% 11/15/2028		495	509
Celanese US Holdings, LLC 6.33% 7/15/2029		297	306
Celanese US Holdings, LLC 6.55% 11/15/2030		465	486
Celanese US Holdings, LLC 6.379% 7/15/2032		800	823
Celanese US Holdings, LLC 6.70% 11/15/2033		1,031	1,084
Dow Chemical Co. (The) 5.15% 2/15/2034		659	645

American Funds Insurance Series	160

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Dow Chemical Co. (The) 5.55% 11/30/2048	USD	142	$135
Dow Chemical Co. (The) 6.90% 5/15/2053		62	69
Dow Chemical Co. (The) 5.60% 2/15/2054		504	485
Eastman Chemical Co. 5.625% 2/20/2034		861	856
Methanex Corp. 5.125% 10/15/2027		510	492
NOVA Chemicals Corp. 8.50% 11/15/2028[6]		205	218
NOVA Chemicals Corp. 4.25% 5/15/2029[6]		425	375
OCI NV 6.70% 3/16/2033[6]		1,150	1,136
POSCO 5.75% 1/17/2028[6]		745	755
			14,169

Municipals 0.01%
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[6]		730	551
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]		565	417
			968
Total corporate bonds, notes & loans			3,399,615

U.S. Treasury bonds & notes 17.41%
U.S. Treasury 16.38%
U.S. Treasury 3.875% 3/31/2025		81,282	80,490
U.S. Treasury 4.625% 6/30/2025		67,785	67,462
U.S. Treasury 3.00% 7/15/2025		97,643	95,593
U.S. Treasury 5.00% 9/30/2025		1,090	1,090
U.S. Treasury 5.00% 10/31/2025		27,980	27,983
U.S. Treasury 2.25% 11/15/2025		6,785	6,543
U.S. Treasury 4.00% 12/15/2025		42,800	42,253
U.S. Treasury 4.25% 12/31/2025		4,994	4,946
U.S. Treasury 3.625% 5/15/2026		1,926	1,887
U.S. Treasury 4.125% 6/15/2026		205	203
U.S. Treasury 4.625% 6/30/2026		58,280	58,169
U.S. Treasury 4.375% 8/15/2026		265	263
U.S. Treasury 0.75% 8/31/2026		8,871	8,160
U.S. Treasury 4.625% 11/15/2026		3,589	3,587
U.S. Treasury 4.00% 1/15/2027		3,741	3,686
U.S. Treasury 1.875% 2/28/2027		4,000	3,732
U.S. Treasury 2.625% 5/31/2027		43,530	41,283
U.S. Treasury 4.625% 6/15/2027		42,298	42,416
U.S. Treasury 2.25% 11/15/2027		105,830	98,484
U.S. Treasury 6.125% 11/15/2027		24,000	25,266
U.S. Treasury 1.125% 2/29/2028		9,895	8,790
U.S. Treasury 4.00% 2/29/2028		4,750	4,677
U.S. Treasury 3.625% 3/31/2028		13	13
U.S. Treasury 1.00% 7/31/2028		5,630	4,917
U.S. Treasury 1.125% 8/31/2028		13,555	11,874
U.S. Treasury 5.25% 11/15/2028		5,700	5,900
U.S. Treasury 2.375% 5/15/2029		4,070	3,717
U.S. Treasury 4.25% 6/30/2029		294,478	293,144
U.S. Treasury 3.875% 12/31/2029		44,049	43,006
U.S. Treasury 4.00% 2/28/2030		38,255	37,565
U.S. Treasury 3.75% 5/31/2030		13,300	12,882
U.S. Treasury 4.125% 8/31/2030		11,215	11,072
U.S. Treasury 4.875% 10/31/2030		92,133	94,735
U.S. Treasury 1.625% 5/15/2031		1,630	1,368
U.S. Treasury 4.25% 6/30/2031		9,834	9,800
U.S. Treasury 4.125% 11/15/2032		114	112
U.S. Treasury 4.375% 5/15/2034		16,801	16,807
U.S. Treasury 4.25% 5/15/2039[3]		109,335	106,881
U.S. Treasury 1.375% 11/15/2040		24,540	15,493
U.S. Treasury 1.875% 2/15/2041		24,272	16,592
U.S. Treasury 4.75% 2/15/2041		75,066	77,108

161	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.00% 11/15/2041	USD	57		$39
U.S. Treasury 2.375% 2/15/2042		2,701		1,967
U.S. Treasury 3.25% 5/15/2042		10,848		9,021
U.S. Treasury 4.625% 5/15/2044		63,845		63,723
U.S. Treasury 3.00% 2/15/2049[3]		114,305		86,618
U.S. Treasury 2.875% 5/15/2049		19,228		14,209
U.S. Treasury 2.875% 5/15/2052		990		726
U.S. Treasury 4.00% 11/15/2052		8,553		7,795
U.S. Treasury 4.125% 8/15/2053		6,390		5,954
U.S. Treasury 4.25% 2/15/2054[3]		256,791		244,626
				1,824,627

U.S. Treasury inflation-protected securities 1.03%
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[11]		23,868		23,845
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]		2,983		2,923
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]		5,370		5,237
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]		5,908		5,625
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[11]		50,598		48,029
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[3,11]		4,131		3,894
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11]		—	[4]	—	[4]
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[11]		191		108
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]		29,407		24,657
				114,318
Total U.S. Treasury bonds & notes				1,938,945

Asset-backed obligations 5.15%
ACHV ABS Trust, Series 2023-4CP, Class A, 6.81% 11/25/2030[1,6]		62		62
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[1,6]		347		349
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,6]		107		105
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,6]		29		29
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,6]		1,299		1,304
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,6]		11,785		11,748
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,6]		3,485		3,476
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,6]		2,719		2,723
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028[1]		505		507
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[1,6]		201		201
American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028[1,6]		4,033		4,067
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,6]		2,691		2,627
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,6]		396		387
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]		602		603
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[1]		823		811
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[1]		1,109		1,057
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]		2,613		2,442
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,6]		7,689		7,450
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,6]		2,427		2,306
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,6]		623		596
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,6]		1,279		1,241
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,6]		3,445		3,184
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,6]		531		490

American Funds Insurance Series	162

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,6]	USD	193	$178
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,6]		6,724	6,779
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,6]		5,059	5,135
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,6]		4,665	4,654
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,6]		50	50
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,6]		269	252
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,6]		3,388	3,036
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,6]		390	348
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028[1]		213	214
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]		881	886
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]		5,539	5,529
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[1]		1,400	1,420
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]		330	330
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]		210	203
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]		206	199
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,6]		157	157
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,6]		469	472
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]		105	99
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,6]		172	174
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]		14,639	13,075
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,6]		5,697	4,953
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,6]		628	551
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,6]		341	319
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]		18,497	17,537
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]		1,917	1,667
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,6]		3,362	3,144
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,6]		364	306
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]		5,994	5,495
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,6]		1,898	1,697
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,6]		14,984	14,774
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,6]		6,572	6,462
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[1]		8,429	8,381
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,6]		1,014	1,020
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,6]		1,635	1,646
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,6]		799	808
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,6]		1,842	1,663
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,6]		3,801	3,441
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,6]		349	307
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,6]		260	261
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,6]		247	243
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,6]		1,176	1,179
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,6]		566	566
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,6]		1,237	1,235
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[1,6]		1,481	1,476
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,6]		2,797	2,765
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]		3,441	3,358
DriveTime Auto Owner Trust, Series 2021-1, Class C, 0.84% 10/15/2026[1,6]		39	38
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,6]		449	438
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,6]		156	156
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,6]		832	810

163	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,6]	USD	224	$224
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,6]		819	826
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,6]		846	866
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,6]		333	297
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,6]		897	880
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,6]		785	777
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,6]		14,087	14,052
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[1,6]		154	153
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[1]		24	24
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[1]		120	120
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]		94	94
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[1]		457	456
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]		212	212
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[1]		1,709	1,715
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]		2,612	2,508
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]		232	232
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[1]		5,028	5,082
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]		418	420
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]		271	265
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]		758	769
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]		462	467
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,6]		1,014	1,080
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,6]		17,063	16,163
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,6]		1,377	1,271
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,6]		1,726	1,665
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,6]		561	560
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,6]		312	312
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,6]		454	457
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,6]		307	310
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[1]		928	927
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[1]		765	765
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]		597	597
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,6]		30,070	29,669
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,6]		1,619	1,583
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,6]		4,218	4,188
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,6]		5,833	5,799
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,6]		1,616	1,473
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,6]		1,221	1,085
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,6]		136	113
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,6]		2,240	2,077
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,6]		8,003	7,176
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,6]		2,227	2,011
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,6]		1,876	1,663
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,6]		310	310
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,6]		4,751	4,787
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,6]		1,175	1,174
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,6]		561	562
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,6]		507	512
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,6]		2,257	2,259
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]		807	807
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]		101	101
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[1]		483	485
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028[1]		320	322
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,6]		4,815	4,825
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,6]		2,703	2,781
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,6]		3,984	4,095
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,6]		1,600	1,603
American Funds Insurance Series	164

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,6]	USD	948	$958
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,8]		8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]		12,703	12,536
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,6]		1,171	1,155
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,6]		810	799
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,6]		330	330
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,6]		17,770	16,238
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,6]		1,264	1,153
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,6]		859	780
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,6]		1,174	1,054
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]		342	341
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029[1]		188	187
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028[1]		160	161
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[1]		160	161
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,6]		54	54
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,6]		584	584
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,6]		304	300
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,6]		434	433
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,6]		706	705
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]		1,093	1,094
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,6]		438	438
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,6]		1,622	1,630
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,6]		861	860
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,6]		615	613
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,6]		848	854
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,6]		1,361	1,354
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[1,6]		3,223	3,269
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,6]		714	725
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,6]		623	628
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,6]		483	497
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,6]		123	123
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/2030[1,2,6]		739	740
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]		1,050	1,064
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,6]		1,265	1,276
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,6]		7,752	7,759
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,8,12]		1,006	1,005
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,8,12]		150	150
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,6]		3,155	3,173
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]		1,993	1,757
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,6]		1,142	994
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,6]		714	624
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,6]		3,880	3,494
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,6]		216	196
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]		3,724	3,375
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,6]		8,519	7,784
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/2062[1,2,6]		2,767	2,750
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]		50,765	45,291
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/2030[1,2,6]		217	217
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]		598	604
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,6]		70	68
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/2029[1,2,6]		51	51
PEAC Solutions Receivables, LLC, Series 2024-1, Class A2, 5.79% 6/21/2027[1,6]		4,464	4,475
PFS Financing Corp., Series 2021-B, Class A, 0.77% 8/17/2026[1,6]		7,884	7,833
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,6]		1,721	1,697

165	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.483% 8/16/2027[1,2,6]	USD	1,393	$1,401
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,6]		1,710	1,722
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,6]		4,558	4,550
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,6]		909	914
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,6]		2,524	2,524
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,6]		91	91
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027[1,6]		5,088	5,150
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.71% 7/25/2051[1,2,6]		257	255
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[1]		34	34
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]		522	518
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]		917	912
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]		1,327	1,293
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]		2,074	2,016
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]		703	700
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]		856	847
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]		700	705
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,6]		6,276	6,267
SCF Equipment Leasing, LLC, Series 2024-1, Class A2, 5.88% 11/20/2029[1,6]		3,047	3,055
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,6]		1,101	1,102
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,6]		624	625
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,6]		361	363
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,6]		2,368	2,122
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,6]		436	388
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,6]		794	803
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[1,2,6]		877	889
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,6]		2,128	1,905
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,6]		2,260	2,118
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,6]		360	332
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,6]		690	641
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,6]		780	722
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,6]		1,404	1,327
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,6]		2,358	2,155
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,6]		967	906
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,6]		1,803	1,641
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,6]		5,320	4,713
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,6]		297	262
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,6]		4,480	4,014
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,6]		3,719	3,375
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,6]		111	97
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,6]		8,775	7,868
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,6]		3,030	2,669
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,6]		295	258
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]		1,215	1,210
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]		7,985	7,957
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,6]		5,380	5,332
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[1,6]		1,038	1,033
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[1,6]		754	749
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,6]		59	59
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,6]		1,446	1,403
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,6]		1,799	1,801
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,6]		3,420	3,428
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,6]		3,052	3,076
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,6]		1,175	1,178
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,6]		2,219	2,226

American Funds Insurance Series	166

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,6]	USD	1,236	$1,246
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]		290	289
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]		232	232
			574,106

Municipals 1.51%
California 0.02%
G.O. Bonds, Series 2009, 7.50% 4/1/2034		2,100	2,427

Illinois 1.35%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029		65	65
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		31,050	30,108
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		8,945	8,941
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025		2,500	2,339
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		110,885	108,879
			150,332

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049		7,500	7,572

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		4,075	2,983

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		4,545	4,318
Total municipals			167,632

Bonds & notes of governments & government agencies outside the U.S. 1.03%
Chile (Republic of) 4.00% 1/31/2052		580	449
Colombia (Republic of) 7.50% 2/2/2034		2,530	2,539
Dominican Republic 5.95% 1/25/2027[6]		8,100	8,044
Dominican Republic 7.05% 2/3/2031[6]		680	700
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR	10,830	10,445
Greece (Hellenic Republic of) 0.75% 6/18/2031		9,600	8,605
Greece (Hellenic Republic of) 4.25% 6/15/2033		23,825	26,763
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR	43,391,000	2,639
Indonesia (Republic of), Series 100, 6.625% 2/15/2034		11,783,000	698
Indonesia (Republic of), Series 68, 8.375% 3/15/2034		53,026,000	3,538
Paraguay (Republic of) 5.00% 4/15/2026	USD	960	948
Poland (Republic of) 5.75% 11/16/2032		555	576
Poland (Republic of) 4.875% 10/4/2033		830	811
Portuguese Republic 5.125% 10/15/2024		24,775	24,749
Qatar (State of) 4.50% 4/23/2028[6]		5,100	5,045
Qatar (State of) 5.103% 4/23/2048[6]		3,400	3,315
United Mexican States 6.00% 5/7/2036		14,755	14,402
			114,266

167	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 4/24/2026	USD	11,910	$11,365
Total bonds, notes & other debt instruments (cost: $11,124,821,000)			10,815,455

Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares[6,13]	555	14
FORESEA Holding SA, Class B6,13	61	1
Total common stocks (cost: $8,000)		15

Short-term securities 15.35%
Money market investments 15.35%
Capital Group Central Cash Fund 5.37%[14,15]	17,102,873	1,710,287
Total short-term securities (cost: $1,710,028,000)		1,710,287

Total investment securities 112.46% (cost: $12,834,857,000)		12,525,757
Other assets less liabilities (12.46)%		(1,388,068)
Net assets 100.00%		$11,137,689

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	2,388	9/3/2024	USD	942,291	$(98)
30 Day Federal Funds Futures	Long	68	11/1/2024		26,875	(201)
30 Day Federal Funds Futures	Short	68	2/3/2025		(26,956)	224
3 Month SOFR Futures	Long	802	9/18/2024		189,778	(32)
3 Month SOFR Futures	Long	385	12/18/2024		91,293	(49)
3 Month SOFR Futures	Long	179	3/19/2025		42,577	34
3 Month SOFR Futures	Short	139	6/18/2025		(33,164)	(53)
3 Month SOFR Futures	Long	1,559	9/17/2025		372,932	1,117
3 Month SOFR Futures	Long	109	3/18/2026		26,168	8
3 Month SOFR Futures	Long	380	6/17/2026		91,328	290
3 Month SOFR Futures	Short	190	6/16/2027		(45,747)	(135)
2 Year U.S. Treasury Note Futures	Long	12,370	10/3/2024		2,526,186	5,231
5 Year U.S. Treasury Note Futures	Long	14,848	10/3/2024		1,582,472	8,566
10 Year French Government Bond Futures	Long	145	9/10/2024		19,119	(278)
10 Year Euro-Bund Futures	Short	18	9/10/2024		(2,537)	(23)
10 Year Ultra U.S. Treasury Note Futures	Long	2,399	9/30/2024		272,362	2,210
10 Year U.S. Treasury Note Futures	Short	1,032	9/30/2024		(113,504)	26
20 Year U.S. Treasury Bond Futures	Short	3,306	9/30/2024		(391,141)	(4,053)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,077	9/30/2024		511,027	4,611
						$17,395
American Funds Insurance Series	168

The Bond Fund of America (continued)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2024 (000)
USD	56,655	EUR	52,030	JPMorgan Chase	7/10/2024	$902
EUR	5,400	USD	5,791	HSBC Bank	7/10/2024	(4)
EUR	12,366	USD	13,307	Morgan Stanley	7/10/2024	(57)
USD	2,593	JPY	402,470	UBS AG	7/11/2024	86
EUR	1,418	USD	1,532	BNP Paribas	7/22/2024	(11)
USD	46,933	EUR	43,691	Citibank	7/24/2024	83
USD	6,773	IDR	111,703,701	Standard Chartered Bank	7/25/2024	(53)
						$946

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Amount (000)		6/30/2024 (000)	(received) (000)	at 6/30/2024 (000)
4.9035%	Annual	SOFR	Annual	9/14/2025	USD	42,065	$(21)	$—	$(21)
4.4555%	Annual	SOFR	Annual	12/6/2025	USD	95,750	(499)	—	(499)
3.998%	Annual	SOFR	Annual	12/4/2028	USD	40,040	(182)	—	(182)
9.79%	28-day	28-day MXN-TIIE	28-day	6/15/2029	MXN	329,721	181	—	181
SOFR	Annual	4.017%	Annual	6/24/2029	USD	14,500	27	—	27
SOFR	Annual	3.8275%	Annual	9/1/2033	USD	9,600	77	—	77
SOFR	Annual	3.997%	Annual	9/14/2033	USD	9,615	(48)	—	(48)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD	16,295	421	—	421
SOFR	Annual	3.5685%	Annual	1/9/2034	USD	19,970	570	—	570
SOFR	Annual	3.871%	Annual	3/4/2034	USD	28,120	133	—	133
9.635%	28-day	28-day MXN-TIIE	28-day	6/9/2034	MXN	202,507	178	—	178
SOFR	Annual	3.8575%	Annual	6/24/2034	USD	7,900	44	—	44
SOFR	Annual	3.2975%	Annual	3/8/2051	USD	39,095	3,059	—	3,059
SOFR	Annual	3.486%	Annual	1/17/2054	USD	1,835	74	—	74
							$4,014	$—	$4,014

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Reference index	Financing rate paid	Payment frequency	Expiration date	Amount (000)		6/30/2024 (000)	(received) (000)	at 6/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD	85,725	$(5,377)	$(6,135)	$758
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029		16,828	(346)	(384)	38
						$(5,723)	$(6,519)	$796
169	American Funds Insurance Series

The Bond Fund of America (continued)

Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 15.35%
Money market investments 15.35%
Capital Group Central Cash Fund 5.37%[14]	$2,168,331	$1,373,840	$1,832,101	$(9)	$226	$1,710,287	$52,035

Restricted securities12

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,8]	12/6/2022	$1,006	$1,005	.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,8]	12/6/2022	150	150	.00 [16]
Total		$1,156	$1,155	.01%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $73,386,000, which represented .66% of the net assets of the fund.
[4]	Amount less than one thousand.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,520,823,000, which represented 13.65% of the net assets of the fund.
[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,155,000, which represented .01% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Rate represents the seven-day yield at 6/30/2024.
[15]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Amount less than .01%.

Key to abbreviation(s)

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

JPY = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

TIIE = Equilibrium Interbank Interest Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	170

Capital World Bond Fund

Investment portfolio June 30, 2024	unaudited

Bonds, notes & other debt instruments 92.67%	Principal amount (000)		Value (000)
Euros 17.59%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR	2,800	$2,598
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]		680	724
Altria Group, Inc. 3.125% 6/15/2031		800	798
American Honda Finance Corp. 1.95% 10/18/2024		560	596
American Tower Corp. 0.45% 1/15/2027		2,525	2,498
American Tower Corp. 0.875% 5/21/2029		1,470	1,370
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027		2,000	2,017
AT&T, Inc. 1.60% 5/19/2028		2,350	2,347
AT&T, Inc. 4.30% 11/18/2034		260	288
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]		900	1,001
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]		700	791
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]		5,000	5,352
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]		2,800	2,960
Baxter International, Inc. 1.30% 5/15/2029		2,000	1,927
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033		1,530	1,634
Belgium (Kingdom of), Series 100, 2.85% 10/22/2034		880	919
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054		880	887
BPCE SA 1.00% 4/1/2025		2,900	3,043
BPCE SA 4.50% 1/13/2033		1,400	1,552
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]		4,980	5,036
CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]		3,800	3,985
Celanese US Holdings, LLC 4.777% 7/19/2026		235	255
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]		1,900	2,076
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]		4,000	3,770
Deutsche Telekom International Finance BV 7.50% 1/24/2033		200	276
Dow Chemical Co. (The) 0.50% 3/15/2027		1,110	1,095
Egypt (Arab Republic of) 5.625% 4/16/2030		300	258
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]		1,400	1,355
Electricité de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[1]		1,200	1,376
Equinor ASA 1.375% 5/22/2032		3,650	3,371
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]		2,870	3,508
Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]		950	1,039
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[1]		255	274
European Investment Bank 0.25% 1/20/2032		4,900	4,307
European Investment Bank 1.50% 6/15/2032		1,000	963
European Investment Bank 2.875% 1/12/2033		4,500	4,771
European Union 0.25% 10/22/2026		610	614
European Union 2.875% 12/6/2027		560	597
European Union 3.125% 12/4/2030		190	205
European Union 0% 7/4/2031		705	615
European Union 0% 7/4/2035		220	168
European Union 0.20% 6/4/2036		1,500	1,140
European Union 3.375% 10/4/2039		1,700	1,812
European Union 0.70% 7/6/2051		3,000	1,716
European Union 3.375% 10/5/2054		540	559
Finland (Republic of) 3.00% 9/15/2033		2,370	2,531
French Republic O.A.T. 0.75% 2/25/2028		980	968
French Republic O.A.T. 0% 11/25/2030		19,550	17,277
French Republic O.A.T. 0% 5/25/2032		2,120	1,781
French Republic O.A.T. 2.00% 11/25/2032		3,170	3,107

171	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
French Republic O.A.T. 3.00% 5/25/2033	EUR	1,920	$2,024
French Republic O.A.T. 3.00% 11/25/2034		3,900	4,068
French Republic O.A.T. 0.50% 5/25/2040		600	409
French Republic O.A.T. 0.75% 5/25/2052		2,850	1,528
Germany (Federal Republic of) 0% 10/9/2026		2,305	2,324
Germany (Federal Republic of) 0% 11/15/2027		1,400	1,378
Germany (Federal Republic of) 2.10% 4/12/2029		1,545	1,628
Germany (Federal Republic of) 0% 2/15/2030		7,050	6,609
Germany (Federal Republic of) 0% 8/15/2030		6,285	5,831
Germany (Federal Republic of) 0% 8/15/2031		12,600	11,421
Germany (Federal Republic of) 1.70% 8/15/2032		1,886	1,915
Germany (Federal Republic of) 2.20% 2/15/2034		780	816
Germany (Federal Republic of) 1.00% 5/15/2038		130	113
Germany (Federal Republic of) 0% 8/15/2050		1,200	651
Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]		5,000	5,340
Greece (Hellenic Republic of) 3.875% 6/15/2028		7,155	7,859
Greece (Hellenic Republic of) 1.50% 6/18/2030		690	665
Greece (Hellenic Republic of) 0.75% 6/18/2031		700	627
Greece (Hellenic Republic of) 1.75% 6/18/2032		1,915	1,806
Greece (Hellenic Republic of) 3.90% 1/30/2033		3,200	3,500
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]		1,200	1,405
Ireland (Republic of) 2.60% 10/18/2034		4,850	5,038
Ireland (Republic of) 3.00% 10/18/2043		2,010	2,093
Italy (Republic of) 1.85% 7/1/2025		17,700	18,650
Italy (Republic of) 1.35% 4/1/2030		7	7
Italy (Republic of) 4.20% 3/1/2034		11,900	12,950
Italy (Republic of) 1.80% 3/1/2041		6,060	4,547
KfW 0.125% 6/30/2025		590	612
Lithuania (Republic of) 3.50% 7/3/2031		1,060	1,127
Lithuania (Republic of) 3.50% 2/13/2034		1,620	1,716
Magyar Export-Import Bank 6.00% 5/16/2029		1,430	1,613
Metropolitan Life Global Funding I 0.55% 6/16/2027[2]		2,000	1,974
Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]		580	612
Morocco (Kingdom of) 1.50% 11/27/2031		1,920	1,668
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]		1,100	1,300
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]		2,725	2,538
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[1]		185	179
PepsiCo, Inc. 0.75% 10/14/2033		2,000	1,705
Philippines (Republic of) 0.25% 4/28/2025		875	907
Portuguese Republic 0.475% 10/18/2030		1,610	1,490
Portuguese Republic 2.875% 10/20/2034		2,560	2,657
Portuguese Republic 3.50% 6/18/2038		3,140	3,367
Quebec (Province of) 0.25% 5/5/2031		920	811
Quebec (Province of) 0.50% 1/25/2032		1,155	1,016
Romania 2.125% 3/7/2028		1,440	1,426
Romania 3.75% 2/7/2034		530	488
Shell International Finance BV 1.50% 4/7/2028		2,000	2,003
Slovak Republic 3.75% 3/6/2034		640	687
Spain (Kingdom of) 0% 1/31/2028		900	866
Spain (Kingdom of) 1.45% 4/30/2029		1,890	1,884
Spain (Kingdom of) 1.25% 10/31/2030		1,295	1,241
Spain (Kingdom of) 0.50% 10/31/2031		1,247	1,107
Spain (Kingdom of) 3.15% 4/30/2033		3,647	3,867
Spain (Kingdom of) 3.55% 10/31/2033		6,240	6,797
Spain (Kingdom of) 3.25% 4/30/2034		2,630	2,789
Spain (Kingdom of) 3.45% 10/31/2034		740	795
Spain (Kingdom of) 1.90% 10/31/2052		1,010	710

American Funds Insurance Series	172

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	EUR	441	$463
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030		200	200
Stryker Corp. 0.25% 12/3/2024		480	506
Stryker Corp. 0.75% 3/1/2029		980	928
Stryker Corp. 1.00% 12/3/2031		450	402
TenneT Holding BV 5.25% junior subordinated perpetual bonds (5-year EUR-ICE Swap EURIBOR + 1.947% on 6/21/2029)[1]		390	416
T-Mobile USA, Inc. 3.70% 5/8/2032		410	440
Toyota Motor Credit Corp. 0.125% 11/5/2027		1,850	1,782
Ukraine 4.375% 1/27/2032[3]		2,105	599
Verizon Communications, Inc. 3.50% 6/28/2032		1,620	1,719
			266,716

Japanese yen 5.11%
Indonesia (Republic of) 0.57% 5/27/2026	JPY	100,000	617
Indonesia (Republic of), Series 31, 0.99% 5/27/2027		300,000	1,863
Indonesia (Republic of), Series 32, 1.33% 5/25/2029		300,000	1,856
Japan, Series 19, 0.10% 9/10/2024[4]		480,589	3,005
Japan, Series 346, 0.10% 3/20/2027		94,550	583
Japan, Series 356, 0.10% 9/20/2029		2,220,800	13,460
Japan, Series 116, 2.20% 3/20/2030		576,100	3,897
Japan, Series 362, 0.10% 3/20/2031		737,200	4,398
Japan, Series 374, 0.80% 3/20/2034		68,200	414
Japan, Series 152, 1.20% 3/20/2035		608,450	3,799
Japan, Series 21, 2.30% 12/20/2035		720,000	4,986
Japan, Series 162, 0.60% 9/20/2037		1,966,150	11,068
Japan, Series 179, 0.50% 12/20/2041		196,950	1,003
Japan, Series 182, 1.10% 9/20/2042		619,850	3,463
Japan, Series 186, 1.50% 9/20/2043		1,715,050	10,123
Japan, Series 188, 1.60% 3/20/2044		69,000	412
Japan, Series 37, 0.60% 6/20/2050		694,500	3,045
Japan, Series 73, 0.70% 12/20/2051		1,568,700	6,900
Japan, Series 74, 1.00% 3/20/2052		246,100	1,173
Japan, Series 79, 1.20% 6/20/2053		274,400	1,363
			77,428

British pounds 4.21%
American Honda Finance Corp. 0.75% 11/25/2026	GBP	1,420	1,633
Asian Development Bank 1.125% 6/10/2025		740	903
KfW 1.125% 7/4/2025		1,165	1,418
Lloyds Bank PLC 7.625% 4/22/2025		655	841
Quebec (Province of) 2.25% 9/15/2026		1,870	2,239
United Kingdom 0.125% 1/30/2026		425	504
United Kingdom 4.25% 12/7/2027		5,910	7,502
United Kingdom 1.625% 10/22/2028		3,690	4,231
United Kingdom 4.75% 12/7/2030		6,920	9,111
United Kingdom 0.25% 7/31/2031		12,845	12,494
United Kingdom 1.00% 1/31/2032		7,120	7,215
United Kingdom 4.25% 6/7/2032		1,310	1,678
United Kingdom 3.25% 1/31/2033		1,090	1,292
United Kingdom 0.625% 7/31/2035		210	181
United Kingdom 0.875% 1/31/2046		4,917	3,067
United Kingdom 3.75% 10/22/2053		1,870	2,023
United Kingdom 4.375% 7/31/2054		6,285	7,577
			63,909

Chinese yuan renminbi 3.46%
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	CNY	39,260	5,618
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		36,940	5,344
China (People’s Republic of), Series 1910, 3.86% 7/22/2049		79,090	13,710
China (People’s Republic of), Series INBK, 3.81% 9/14/2050		66,960	11,528
China (People’s Republic of), Series INBK, 3.53% 10/18/2051		35,700	5,914

173	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Chinese yuan renminbi (continued)
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	CNY	42,610	$6,603
China (People’s Republic of), Series INBK, 3.00% 10/15/2053		5,150	792
China Development Bank Corp., Series 1814, 4.15% 10/26/2025		20,900	2,965
			52,474

Mexican pesos 2.76%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN	32,700	1,740
América Móvil, SAB de CV 9.50% 1/27/2031		115,680	5,912
Petroleos Mexicanos 7.19% 9/12/2024		66,160	3,575
United Mexican States, Series M, 7.50% 6/3/2027		251,720	12,808
United Mexican States, Series M, 7.75% 5/29/2031		1,383	67
United Mexican States, Series M, 7.75% 11/23/2034		124,285	5,851
United Mexican States, Series M30, 8.50% 11/18/2038		21,100	1,023
United Mexican States, Series M, 8.00% 11/7/2047		7,830	350
United Mexican States, Series M, 8.00% 7/31/2053		198,770	8,779
United Mexican States, Series S, 4.00% 10/29/2054[4]		39,374	1,803
			41,908

Brazilian reais 2.56%
Brazil (Federative Republic of) 6.00% 8/15/2024[4]	BRL	14,479	2,582
Brazil (Federative Republic of) 0% 1/1/2025		16,000	2,719
Brazil (Federative Republic of) 10.00% 1/1/2025		1,700	303
Brazil (Federative Republic of) 0% 4/1/2025		118,426	19,567
Brazil (Federative Republic of) 10.00% 1/1/2029		33,688	5,609
Brazil (Federative Republic of) 10.00% 1/1/2031		14,573	2,356
Brazil (Federative Republic of) 6.00% 8/15/2040[4]		2,019	348
Brazil (Federative Republic of) 6.00% 8/15/2050[4]		24,150	4,073
Brazil (Federative Republic of) 6.00% 8/15/2060[4]		7,523	1,264
			38,821

Canadian dollars 2.08%
Canada 3.50% 3/1/2028	CAD	25,228	18,382
Canada 3.25% 12/1/2033		15,230	10,904
Canada 2.75% 12/1/2048		3,500	2,274
			31,560

South Korean won 1.93%
South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW	5,183,670	3,720
South Korea (Republic of), Series 2709, 3.125% 9/10/2027		4,513,500	3,272
South Korea (Republic of), Series 2712, 2.375% 12/10/2027		5,158,930	3,648
South Korea (Republic of), Series 2803, 3.25% 3/10/2028		3,998,100	2,910
South Korea (Republic of), Series 3106, 2.00% 6/10/2031		2,131,440	1,430
South Korea (Republic of), Series 3212, 4.25% 12/10/2032		18,379,880	14,329
			29,309

Australian dollars 1.66%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD	3,640	2,038
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031		5,789	3,081
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034		4,415	2,814
New South Wales Treasury Corp. 4.75% 2/20/2035		12,509	8,104
New South Wales Treasury Corp. 4.25% 2/20/2036		14,861	9,078
			25,115

Indonesian rupiah 1.39%
Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR	22,733,000	1,399
Indonesia (Republic of), Series 64, 6.125% 5/15/2028		20,866,000	1,247
Indonesia (Republic of), Series 95, 6.375% 8/15/2028		92,831,000	5,582
Indonesia (Republic of), Series 71, 9.00% 3/15/2029		26,010,000	1,718
Indonesia (Republic of), Series 82, 7.00% 9/15/2030		2,930,000	179

American Funds Insurance Series	174

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Indonesian rupiah (continued)
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR	139,882,000	$8,507
Indonesia (Republic of), Series 100, 6.625% 2/15/2034		10,687,000	634
Indonesia (Republic of), Series 68, 8.375% 3/15/2034		27,353,000	1,825
			21,091

Norwegian kroner 0.65%
Norway (Kingdom of) 1.75% 9/6/2029	NOK	25,820	2,207
Norway (Kingdom of) 2.125% 5/18/2032		6,615	557
Norway (Kingdom of) 3.625% 4/13/2034		75,900	7,125
			9,889

Indian rupees 0.53%
Asian Development Bank 6.20% 10/6/2026	INR	15,700	186
Asian Development Bank 6.72% 2/8/2028		144,700	1,732
European Bank for Reconstruction and Development 5.00% 1/15/2026		57,600	674
European Bank for Reconstruction and Development 5.25% 1/12/2027		81,400	932
European Bank for Reconstruction and Development 6.30% 10/26/2027		34,000	400
Inter-American Development Bank 7.00% 1/25/2029		220,000	2,627
International Bank for Reconstruction and Development 6.75% 9/8/2027		126,400	1,503
			8,054

Israeli shekels 0.48%
Israel (State of) 1.30% 4/30/2032	ILS	24,480	5,014
Israel (State of) 4.00% 3/30/2035		9,030	2,207
			7,221

New Zealand dollars 0.41%
New Zealand 4.50% 5/15/2030	NZD	10,208	6,207

Danish kroner 0.40%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	DKK	51,044	5,835
Realkredit Danmark AS 1.00% 10/1/2053[5]		2,587	281
			6,116

Polish zloty 0.23%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	4,900	1,068
Poland (Republic of), Series 1033, 6.00% 10/25/2033		9,280	2,362
			3,430

Turkish lira 0.23%
Turkey (Republic of) 12.60% 10/1/2025	TRY	135,945	3,141
Turkey (Republic of) 17.80% 7/13/2033		12,175	270
			3,411

Chilean pesos 0.17%
Chile (Republic of) 1.50% 3/1/2026[4]	CLP	864,239	908
Chile (Republic of) 5.00% 10/1/2028		955,000	979
Chile (Republic of) 6.00% 4/1/2033		675,000	713
			2,600

Malaysian ringgits 0.14%
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR	10,588	2,166

South African rand 0.14%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR	8,400	424
South Africa (Republic of), Series R-214, 6.50% 2/28/2041		49,100	1,650
			2,074

175	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colombian pesos 0.07%
Colombia (Republic of), Series B, 7.25% 10/26/2050	COP	7,150,600	$1,121

Romanian leu 0.07%
Romania 4.75% 2/24/2025	RON	5,000	1,067

Ukrainian hryvnia 0.00%
Ukraine 19.50% 1/15/2025	UAH	285	6

U.S. dollars 46.40%
3R Lux SARL 9.75% 2/5/2031[6]	USD	1,800	1,890
3R Lux SARL 9.75% 2/5/2031		1,380	1,449
7-Eleven, Inc. 0.95% 2/10/2026[6]		520	484
7-Eleven, Inc. 1.30% 2/10/2028[6]		2,180	1,900
AAR Escrow Issuer, LLC 6.75% 3/15/2029[6]		27	28
AbbVie, Inc. 5.05% 3/15/2034		2,790	2,783
AbbVie, Inc. 5.35% 3/15/2044		75	74
AbbVie, Inc. 5.40% 3/15/2054		1,265	1,252
AbbVie, Inc. 5.50% 3/15/2064		150	148
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047		775	696
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[5,6]		763	767
Advance Auto Parts, Inc. 5.95% 3/9/2028		45	45
AerCap Ireland Capital DAC 2.45% 10/29/2026		2,102	1,962
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]		660	487
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[5,6]		162	162
AG Issuer, LLC 6.25% 3/1/2028[6]		165	162
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]		88	91
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,6]		1,147	1,185
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,6]		1,560	1,550
Albertsons Companies, Inc. 3.50% 3/15/2029[6]		140	126
Alcoa Nederland Holding BV 4.125% 3/31/2029[6]		75	70
Alfa Desarrollo SpA 4.55% 9/27/2051		476	358
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[6]		50	51
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]		290	286
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]		120	112
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[6]		70	71
Allied Universal Holdco, LLC 9.75% 7/15/2027[6]		155	154
Allied Universal Holdco, LLC 6.00% 6/1/2029[6]		300	263
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[6]		200	207
Amazon.com, Inc. 1.50% 6/3/2030		2,040	1,700
Amer Sports Co. 6.75% 2/16/2031[6]		35	35
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[5,6]		141	141
American Electric Power Co., Inc. 1.00% 11/1/2025		250	235
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]		1,030	1,042
Amgen, Inc. 2.20% 2/21/2027		445	413
Amgen, Inc. 5.25% 3/2/2030		981	989
Amgen, Inc. 5.25% 3/2/2033		2,687	2,681
Amgen, Inc. 5.65% 3/2/2053		1,284	1,265
AmWINS Group, Inc. 6.375% 2/15/2029[6]		75	75
AmWINS Group, Inc. 4.875% 6/30/2029[6]		135	126
Angola (Republic of) 9.50% 11/12/2025		4,225	4,296
Angola (Republic of) 8.25% 5/9/2028		1,115	1,050
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]		110	68
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[6]		115	69
AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.958% 9/1/2027[7,8]		95	83
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.208% 9/22/2028[7,8]		146	146
Aretec Group, Inc. 7.50% 4/1/2029[6]		245	236

American Funds Insurance Series	176

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Aretec Group, Inc. 10.00% 8/15/2030[6]	USD	50	$54
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[1]		1,991	1,126
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[1]		3,025	1,274
Aris Mining Corp. 6.875% 8/9/2026		600	565
Artera Services, LLC 8.50% 2/15/2031[6]		45	46
Asbury Automotive Group, Inc. 5.00% 2/15/2032[6]		55	50
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[6]		160	164
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]		55	54
AssuredPartners, Inc. 5.625% 1/15/2029[6]		365	342
AT&T, Inc. 3.50% 9/15/2053		2,070	1,406
ATI, Inc. 7.25% 8/15/2030		60	62
Atkore, Inc. 4.25% 6/1/2031[6]		25	22
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,6]		1,817	1,809
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,6]		996	1,011
B&G Foods, Inc. 5.25% 4/1/2025		23	23
B&G Foods, Inc. 5.25% 9/15/2027		210	195
B&G Foods, Inc. 8.00% 9/15/2028[6]		25	25
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[6]		20	20
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[5,8]		219	231
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[1]		847	838
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]		6,260	6,144
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]		4,040	3,309
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[1]		1,535	1,534
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[1]		640	627
BAT Capital Corp. 2.789% 9/6/2024		1,150	1,143
BAT Capital Corp. 3.215% 9/6/2026		955	912
BAT Capital Corp. 3.462% 9/6/2029		1,150	1,048
Bath & Body Works, Inc. 6.625% 10/1/2030[6]		120	120
Bath & Body Works, Inc. 6.875% 11/1/2035		75	76
Bausch Health Americas, Inc. 9.25% 4/1/2026[6]		80	73
Bausch Health Companies, Inc. 5.50% 11/1/2025[6]		75	70
Bausch Health Companies, Inc. 5.25% 2/15/2031[6]		114	53
Baytex Energy Corp. 7.375% 3/15/2032[6]		85	86
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]		2,520	2,599
Beasley Mezzanine Holdings, LLC 8.625% 2/1/2026[6]		30	18
Becton, Dickinson and Co. 4.298% 8/22/2032		320	300
Berkshire Hathaway Energy Co. 4.60% 5/1/2053		117	97
Bidvest Group (UK) PLC 3.625% 9/23/2026		500	467
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[6]		400	379
Block, Inc. 6.50% 5/15/2032[6]		240	244
BMW US Capital, LLC 3.90% 4/9/2025[6]		900	889
BMW US Capital, LLC 4.15% 4/9/2030[6]		900	863
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,6]		700	611
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,6]		1,275	1,069
Boeing Co. 6.259% 5/1/2027[6]		45	45
Boeing Co. 5.15% 5/1/2030		2,451	2,354
Boeing Co. 3.625% 2/1/2031		718	629
Boeing Co. 6.388% 5/1/2031[6]		723	736
Boeing Co. 6.528% 5/1/2034[6]		457	468
Boeing Co. 6.858% 5/1/2054[6]		576	592
Bombardier, Inc. 7.125% 6/15/2026[6]		16	16
Boost Newco Borrower, LLC 7.50% 1/15/2031[6]		25	26
Borr IHC, Ltd. 10.00% 11/15/2028[6]		2,909	3,049
Borr IHC, Ltd. 10.375% 11/15/2030[6]		942	987
Boxer Parent Co., Inc. 9.125% 3/1/2026[6]		160	161

177	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Boyd Gaming Corp. 4.75% 6/15/2031[6]	USD	45	$41
Boyne USA, Inc. 4.75% 5/15/2029[6]		107	100
BPCE SA 5.15% 7/21/2024[6]		1,800	1,798
Braskem Idesa SAPI 7.45% 11/15/2029		4,620	3,765
Braskem Netherlands Finance BV 4.50% 1/31/2030		1,756	1,486
Braskem Netherlands Finance BV 8.50% 1/12/2031		4,939	5,049
Braskem Netherlands Finance BV 8.50% 1/12/2031[6]		525	537
Bristol-Myers Squibb Co. 5.20% 2/22/2034		1,925	1,922
Bristol-Myers Squibb Co. 5.55% 2/22/2054		2,200	2,171
British Columbia (Province of) 4.20% 7/6/2033		1,240	1,189
Broadcom, Inc. 4.00% 4/15/2029[6]		250	238
Broadcom, Inc. 3.419% 4/15/2033[6]		698	602
Broadcom, Inc. 3.469% 4/15/2034[6]		48	41
Broadcom, Inc. 3.137% 11/15/2035[6]		185	148
Brookfield Property REIT, Inc. 5.75% 5/15/2026[6]		95	93
Brookfield Property REIT, Inc. 4.50% 4/1/2027[6]		50	47
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[6]		1,341	1,395
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055		232	233
BWX Technologies, Inc. 4.125% 4/15/2029[6]		175	162
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[5,6,8]		1,310	1,295
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[5,6,8]		989	977
Caesars Entertainment, Inc. 4.625% 10/15/2029[6]		15	14
Caesars Entertainment, Inc. 7.00% 2/15/2030[6]		64	65
Caesars Entertainment, Inc. 6.50% 2/15/2032[6]		45	45
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,6]		2,150	2,185
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,6]		200	211
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,6]		200	201
California Resources Corp. 7.125% 2/1/2026[6]		100	100
Canadian Pacific Railway Co. 3.10% 12/2/2051		1,378	916
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]		90	81
Carnival Corp. 6.00% 5/1/2029[6]		100	99
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[6]		70	69
CCO Holdings, LLC 5.125% 5/1/2027[6]		125	120
CCO Holdings, LLC 4.75% 3/1/2030[6]		135	117
CCO Holdings, LLC 4.50% 8/15/2030[6]		240	203
CCO Holdings, LLC 4.25% 2/1/2031[6]		155	127
CCO Holdings, LLC 4.50% 6/1/2033[6]		147	116
CCO Holdings, LLC 4.25% 1/15/2034[6]		55	42
Centene Corp. 2.45% 7/15/2028		40	36
Centene Corp. 4.625% 12/15/2029		35	33
Centene Corp. 2.50% 3/1/2031		65	53
Central Garden & Pet Co. 4.125% 10/15/2030		74	66
Central Garden & Pet Co. 4.125% 4/30/2031[6]		110	97
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[5,6]		925	929
Charter Communications Operating, LLC 3.75% 2/15/2028		2,650	2,464
Charter Communications Operating, LLC 5.25% 4/1/2053		1,900	1,492
Cheniere Energy Partners, LP 3.25% 1/31/2032		26	22
Chesapeake Energy Corp. 5.875% 2/1/2029[6]		115	114
Chesapeake Energy Corp. 6.75% 4/15/2029[6]		30	30
Chesapeake Energy Corp. 4.875% 4/15/2032[3]		915	19
China Oil and Gas Group, Ltd. 4.70% 6/30/2026		5,585	5,138
Chubb INA Holdings, LLC 3.35% 5/3/2026		195	189
Chubb INA Holdings, LLC 4.35% 11/3/2045		425	367
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[5,6,8]		805	819
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,6,8]		1,240	1,243
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[1]		2,250	2,228
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[1]		1,380	1,376

American Funds Insurance Series	178

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Civitas Resources, Inc. 8.75% 7/1/2031[6]	USD	90	$97
Clarios Global, LP 6.25% 5/15/2026[6]		44	44
Clarios Global, LP 8.50% 5/15/2027[6]		90	91
Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]		45	42
Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]		5	5
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]		100	89
Cloud Software Group, Inc. 6.50% 3/31/2029[6]		235	226
Cloud Software Group, Inc. 9.00% 9/30/2029[6]		175	170
Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[7,8]		342	342
CMS Energy Corp. 3.00% 5/15/2026		1,200	1,148
CNX Resources Corp. 7.25% 3/1/2032[6]		110	112
Coinbase Global, Inc. 3.375% 10/1/2028[6]		55	47
Coinbase Global, Inc. 3.625% 10/1/2031[6]		85	68
Colombia (Republic of) 3.875% 4/25/2027		350	330
Colombia (Republic of) 8.00% 11/14/2035		445	459
Comcast Corp. 4.80% 5/15/2033		4,100	3,993
CommScope Technologies, LLC 6.00% 6/15/2025[6]		160	131
CommScope, Inc. 6.00% 3/1/2026[6]		53	47
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[7,8]		25	22
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]		212	201
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]		65	59
Comstock Resources, Inc. 6.75% 3/1/2029[6]		95	92
Comstock Resources, Inc. 5.875% 1/15/2030[6]		65	61
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[5,6,8]		1,514	1,557
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.885% 5/25/2043[5,6,8]		804	866
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[5,6,8]		920	932
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 8.435% 6/25/2043[5,6,8]		305	323
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[5,6,8]		686	693
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[5,6,8]		206	209
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.985% 5/25/2044[5,6,8]		1,148	1,154
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[9]		1,127	927
Constellium SE 3.75% 4/15/2029[6]		125	114
Consumers Energy Co. 3.60% 8/15/2032		1,600	1,439
COPT Defense Properties, LP 2.75% 4/15/2031		1,212	1,003
Corebridge Financial, Inc. 3.90% 4/5/2032		748	670
CoreLogic, Inc. 4.50% 5/1/2028[6]		339	308
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/2029[7,8]		65	64
Coty, Inc. 5.00% 4/15/2026[6]		95	94
Coty, Inc. 4.75% 1/15/2029[6]		65	62
Coty, Inc. 6.625% 7/15/2030[6]		95	96
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[6]		65	67
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[5,6]		278	278
Crédit Agricole SA 4.375% 3/17/2025[6]		1,100	1,087
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,6]		2,675	2,575
Crescent Energy Finance, LLC 9.25% 2/15/2028[6]		178	188
Crescent Energy Finance, LLC 7.625% 4/1/2032[6]		110	112
Crown Castle, Inc. 2.50% 7/15/2031		767	634
CSX Corp. 3.80% 4/15/2050		75	57
CVR Partners, LP 6.125% 6/15/2028[6]		65	63
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]		725	694
Darling Ingredients, Inc. 6.00% 6/15/2030[6]		10	10
Deluxe Corp. 8.00% 6/1/2029[6]		20	19

179	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	USD	850	$807
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]		1,160	1,071
Deutsche Telekom International Finance BV 9.25% 6/1/2032		930	1,155
Diamond Sports Group, LLC 6.625% 8/15/2027[3,6]		310	6
Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[7,9]		17	25
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[6,7,8]		349	362
DIRECTV Financing, LLC 5.875% 8/15/2027[6]		50	47
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.458% 8/2/2027[7,8]		41	41
DISH DBS Corp. 5.25% 12/1/2026[6]		15	12
DISH Network Corp. 11.75% 11/15/2027[6]		260	255
Dominican Republic 5.50% 1/27/2025[6]		1,375	1,375
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]		47	44
Ecopetrol SA 8.625% 1/19/2029		2,460	2,591
Ecopetrol SA 6.875% 4/29/2030		1,445	1,389
Ecopetrol SA 8.875% 1/13/2033		1,581	1,634
Ecopetrol SA 8.375% 1/19/2036		1,039	1,021
Edison International 4.125% 3/15/2028		2,390	2,284
Edison International 5.25% 11/15/2028		1,522	1,509
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]		100	95
Egypt (Arab Republic of) 6.588% 2/21/2028		1,550	1,404
Electricité de France SA 5.65% 4/22/2029[6]		800	807
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,6]		300	327
Element Solutions, Inc. 3.875% 9/1/2028[6]		105	97
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[6]		30	31
Endo Finance Holdings, Inc. 8.50% 4/15/2031[6]		190	196
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[7,8]		85	85
Enel Finance International NV 1.375% 7/12/2026[6]		1,248	1,156
Enel Finance International NV 1.875% 7/12/2028[6]		1,227	1,081
Enfragen Energia Sur SA 5.375% 12/30/2030		3,329	2,781
Entergy Corp. 0.90% 9/15/2025		750	710
Entergy Louisiana, LLC 4.75% 9/15/2052		1,275	1,102
Enviri Corp. 5.75% 7/31/2027[6]		145	138
EQM Midstream Partners, LP 6.50% 7/1/2027[6]		125	126
EQM Midstream Partners, LP 6.375% 4/1/2029[6]		20	20
EQM Midstream Partners, LP 7.50% 6/1/2030[6]		45	48
EQM Midstream Partners, LP 6.50% 7/15/2048		40	40
Equinix, Inc. 1.80% 7/15/2027		1,145	1,035
Equinix, Inc. 2.15% 7/15/2030		3,216	2,698
EquipmentShare.com, Inc. 9.00% 5/15/2028[6]		90	93
EquipmentShare.com, Inc. 8.625% 5/15/2032[6]		15	16
ESAB Corp. 6.25% 4/15/2029[6]		75	76
Eskom Holdings SOC, Ltd. 7.125% 2/11/2025		5,330	5,314
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[5]		78	79
Export-Import Bank of Thailand 5.354% 5/16/2029		1,420	1,427
Fair Isaac Corp. 4.00% 6/15/2028[6]		15	14
Fannie Mae Pool #CB0046 3.00% 4/1/2051[5]		1,735	1,485
Fannie Mae Pool #MA4577 2.00% 4/1/2052[5]		1,497	1,174
Fannie Mae Pool #CB4852 4.50% 10/1/2052[5]		4,281	4,043
Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]		105	104
Fannie Mae Pool #FS4191 5.50% 3/1/2053[5]		225	222
Fannie Mae Pool #BY0943 4.00% 4/1/2053[5]		29	26
Fannie Mae Pool #MA5027 4.00% 5/1/2053[5]		997	913
Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]		18	18
Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]		64	64
Fannie Mae Pool #CB6626 4.00% 7/1/2053[5]		29	26

American Funds Insurance Series	180

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]	USD	241	$238
Fannie Mae Pool #BX4568 4.00% 8/1/2053[5]		534	489
Fannie Mae Pool #MA5177 4.00% 10/1/2053[5]		964	882
Fannie Mae Pool #MA5165 5.50% 10/1/2053[5]		938	926
Fannie Mae Pool #MA5166 6.00% 10/1/2053[5]		2,208	2,215
Fannie Mae Pool #MA5207 4.00% 11/1/2053[5]		36	33
Fannie Mae Pool #MA5191 6.00% 11/1/2053[5]		2,604	2,613
Fannie Mae Pool #MA5274 7.00% 2/1/2054[5]		9,172	9,437
Fannie Mae Pool #FS8131 5.50% 6/1/2054[5]		1,777	1,759
Fannie Mae Pool #FS8153 6.00% 6/1/2054[5]		1,720	1,736
Fannie Mae Pool #CB8755 6.00% 6/1/2054[5]		705	710
Fannie Mae Pool #BU4699 5.50% 7/1/2054[5]		1,095	1,083
Fannie Mae Pool #BU4700 6.00% 7/1/2054[5]		935	942
Fertitta Entertainment, LLC 6.75% 1/15/2030[6]		25	22
Fiesta Purchaser, Inc. 7.875% 3/1/2031[6]		150	155
Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/2031[7,8]		15	15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[2,7,8]		96	97
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[2,7,8]		1	1
First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]		1,880	1,839
First Quantum Minerals, Ltd. 8.625% 6/1/2031[6]		325	325
First Student Bidco, Inc. 4.00% 7/31/2029[6]		45	41
FirstEnergy Corp., Series B, 4.15% 7/15/2027		1,763	1,693
Ford Motor Co. 6.10% 8/19/2032		30	30
Ford Motor Credit Co., LLC 4.95% 5/28/2027		300	293
Ford Motor Credit Co., LLC 3.815% 11/2/2027		200	188
Ford Motor Credit Co., LLC 7.35% 11/4/2027		200	209
Ford Motor Credit Co., LLC 2.90% 2/16/2028		200	181
Ford Motor Credit Co., LLC 4.00% 11/13/2030		125	112
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[6]		255	258
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[5]		3,975	3,711
Freddie Mac Pool #RB5111 2.00% 5/1/2041[5]		2,277	1,924
Freddie Mac Pool #QE6084 5.00% 7/1/2052[5]		989	959
Freddie Mac Pool #SD8276 5.00% 12/1/2052[5]		3,572	3,458
Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]		287	283
Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]		23	23
Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]		762	752
Freddie Mac Pool #RA9795 4.00% 9/1/2053[5]		35	32
Freddie Mac Pool #SD8362 5.50% 9/1/2053[5]		2,752	2,716
Freddie Mac Pool #SD8379 4.00% 10/1/2053[5]		987	903
Freddie Mac Pool #SD4977 5.00% 11/1/2053[5]		31,680	30,634
Freddie Mac Pool #SD8372 5.50% 11/1/2053[5]		12,119	11,959
Freddie Mac Pool #QI1357 4.00% 3/1/2054[5]		941	862
Freddie Mac Pool #SD8408 5.50% 3/1/2054[5]		1,021	1,008
Freddie Mac Pool #SD8420 5.50% 4/1/2054[5]		1,159	1,144
Freddie Mac Pool #SD8435 4.00% 6/1/2054[5]		747	684
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[5]		282	273
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[5]		15,420	15,256
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[5]		860	851
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[5]		3,620	3,643
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[5]		2,050	2,066
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[5]		1,080	1,088
Freddie Mac Pool #QI8872 5.50% 7/1/2054[5]		532	526
Freddie Mac Pool #QI8874 6.00% 7/1/2054[5]		373	376
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.235% 4/25/2042[5,6,8]		441	459
FXI Holdings, Inc. 12.25% 11/15/2026[6]		497	494
Gartner, Inc. 3.75% 10/1/2030[6]		70	63
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,5,6]		1,662	1,665

181	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Genesis Energy, LP 8.00% 1/15/2027	USD	125	$128
Genesis Energy, LP 8.25% 1/15/2029		25	26
Genesis Energy, LP 8.875% 4/15/2030		38	40
Genesis Energy, LP 7.875% 5/15/2032		60	61
GeoPark, Ltd. 5.50% 1/17/2027		5,200	4,732
Georgia (Republic of) 2.75% 4/22/2026[6]		400	368
Gilead Sciences, Inc. 5.25% 10/15/2033		1,342	1,352
Gilead Sciences, Inc. 5.55% 10/15/2053		1,155	1,154
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]		1,080	992
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]		769	624
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[5]		3,946	3,277
Government National Mortgage Assn. 6.50% 7/1/2054[5,10]		10,325	10,474
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]		770	574
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		965	706
Gray Television, Inc. 5.375% 11/15/2031[6]		30	17
Greenko Dutch BV 3.85% 3/29/2026		2,812	2,656
Group 1 Automotive, Inc. 4.00% 8/15/2028[6]		115	106
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[6]		660	629
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[7,8]		38	39
Harvest Midstream I, LP 7.50% 9/1/2028[6]		25	25
Harvest Midstream I, LP 7.50% 5/15/2032[6]		25	25
HCA, Inc. 5.625% 9/1/2028		120	121
HealthEquity, Inc. 4.50% 10/1/2029[6]		80	75
Helios Software Holdings, Inc. 8.75% 5/1/2029[6]		200	204
Hess Midstream Operations, LP 5.50% 10/15/2030[6]		14	14
Hightower Holding, LLC 6.75% 4/15/2029[6]		235	220
Hilcorp Energy I, LP 6.00% 4/15/2030[6]		105	102
Hilcorp Energy I, LP 6.00% 2/1/2031[6]		25	24
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030		25	24
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]		115	103
Honduras (Republic of) 6.25% 1/19/2027		653	621
Howard Hughes Corp. (The) 5.375% 8/1/2028[6]		275	262
Howard Hughes Corp. (The) 4.125% 2/1/2029[6]		195	175
Howard Hughes Corp. (The) 4.375% 2/1/2031[6]		120	103
Howden UK Refinance PLC 7.25% 2/15/2031[6]		200	199
Howden UK Refinance 2 PLC 8.125% 2/15/2032[6]		200	199
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[1]		305	301
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]		4,172	4,100
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]		1,700	1,672
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]		2,000	2,167
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]		1,200	1,256
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[5,6,8]		396	396
HUB International, Ltd. 7.375% 1/31/2032[6]		65	66
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.575% 6/20/2030[7,8]		4	4
Hungary (Republic of) 5.50% 3/26/2036[6]		290	279
Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[6]		120	124
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/2029[7,8]		55	55
Hyundai Capital America 1.50% 6/15/2026[6]		2,375	2,202
Hyundai Capital America 1.65% 9/17/2026[6]		269	248
Hyundai Capital America 2.00% 6/15/2028[6]		600	530
Hyundai Capital America 6.50% 1/16/2029[6]		132	138
Icahn Enterprises, LP 9.75% 1/15/2029[6]		65	67
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[6]		500	491
Ingles Markets, Inc. 4.00% 6/15/2031[6]		130	113
Intesa Sanpaolo SpA 7.00% 11/21/2025[6]		225	229
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]		1,360	1,360
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]		55	50

American Funds Insurance Series	182

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Iron Mountain, Inc. 5.25% 7/15/2030[6]	USD	235	$224
Israel (State of) 3.375% 1/15/2050		1,470	940
Israel (State of) 3.875% 7/3/2050		795	558
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]		1,243	1,158
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]		58	47
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[1]		575	590
Kantar Group, LLC, Term Loan B2, (6-month USD CME Term SOFR + 4.50%) 10.108% 12/4/2026[7,8]		46	46
KB Home 6.875% 6/15/2027		50	51
Kennedy-Wilson, Inc. 4.75% 3/1/2029		20	17
Kennedy-Wilson, Inc. 4.75% 2/1/2030		245	204
Kodiak Gas Services, LLC 7.25% 2/15/2029[6]		10	10
Korea Electric Power Corp. 5.375% 7/31/2026[6]		1,290	1,294
Korea Gas Corp. 5.00% 7/8/2029[6]		225	225
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]		85	87
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[6]		125	129
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[5,6]		81	81
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[5,6]		651	650
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[5,6]		194	197
Lamar Media Corp. 3.75% 2/15/2028		10	9
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]		30	27
LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]		110	103
LCM Investments Holdings II, LLC 8.25% 8/1/2031[6]		40	42
Levi Strauss & Co. 3.50% 3/1/2031[6]		115	100
LGI Homes, Inc. 8.75% 12/15/2028[6]		155	162
Light and Wonder International, Inc. 7.00% 5/15/2028[6]		20	20
Lindblad Expeditions, LLC 6.75% 2/15/2027[6]		5	5
Live Nation Entertainment, Inc. 4.75% 10/15/2027[6]		130	125
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]		7,000	6,505
Lockheed Martin Corp. 5.20% 2/15/2064		309	292
LSB Industries, Inc. 6.25% 10/15/2028[6]		90	87
Marriott International, Inc. 2.75% 10/15/2033		5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]		45	41
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053		282	285
Mastercard, Inc. 2.00% 11/18/2031		600	493
Matador Resources Co. 6.50% 4/15/2032[6]		50	50
Medline Borrower, LP 5.25% 10/1/2029[6]		40	38
Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.094% 10/23/2028[7,8]		49	50
MEG Energy Corp. 5.875% 2/1/2029[6]		30	29
Meituan 2.125% 10/28/2025		1,730	1,652
Melco Resorts Finance, Ltd. 7.625% 4/17/2032[6]		650	646
Methanex Corp. 5.125% 10/15/2027		55	53
Methanex Corp. 5.25% 12/15/2029		5	5
MGM Resorts International 5.50% 4/15/2027		90	89
Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]		115	106
Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]		45	45
Mineral Resources, Ltd. 8.00% 11/1/2027[6]		155	159
Mineral Resources, Ltd. 9.25% 10/1/2028[6]		85	89
Minerva Luxembourg SA 8.875% 9/13/2033		1,940	2,005
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,6]		761	765
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[5,6]		225	227
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[5,6]		1,094	1,094
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[5,6]		539	539
Molina Healthcare, Inc. 4.375% 6/15/2028[6]		80	75
Molina Healthcare, Inc. 3.875% 11/15/2030[6]		75	67
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]		2,164	2,018
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]		1,433	1,151
Mozambique (Republic of) 9.00% 9/15/2031		940	780
MSCI, Inc. 3.625% 11/1/2031[6]		210	184
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056[5,8]		336	354

183	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Murphy Oil USA, Inc. 4.75% 9/15/2029	USD	48	$46
MV24 Capital BV 6.748% 6/1/2034		1,104	1,055
Nabors Industries, Inc. 7.375% 5/15/2027[6]		55	56
Nabors Industries, Inc. 9.125% 1/31/2030[6]		160	166
National Australia Bank, Ltd. 5.181% 6/11/2034[6]		1,250	1,244
Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[6]		135	124
Navient Corp. 5.00% 3/15/2027		45	43
Navient Corp. 4.875% 3/15/2028		145	133
NCR Atleos, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.18% 4/16/2029[7,8]		50	50
NCR Voyix Corp. 5.25% 10/1/2030[6]		15	14
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]		85	84
New Fortress Energy, Inc. 6.75% 9/15/2025[6]		26	25
New Fortress Energy, Inc. 6.50% 9/30/2026[6]		255	235
New Fortress Energy, Inc. 8.75% 3/15/2029[6]		90	82
New York Life Global Funding 1.20% 8/7/2030[6]		2,725	2,185
New York Life Global Funding 5.00% 1/9/2034[6]		1,500	1,475
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[5,6,8]		606	559
Newell Brands, Inc. 5.70% 4/1/2026		80	79
Nexstar Media, Inc. 4.75% 11/1/2028[6]		165	147
NGL Energy Operating, LLC 8.125% 2/15/2029[6]		55	56
NGL Energy Operating, LLC 8.375% 2/15/2032[6]		70	71
Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]		180	179
Norfolk Southern Corp. 5.35% 8/1/2054		496	473
Northern Oil and Gas, Inc. 8.125% 3/1/2028[6]		150	152
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[6]		105	105
NOVA Chemicals Corp. 5.25% 6/1/2027[6]		20	19
NOVA Chemicals Corp. 9.00% 2/15/2030[6]		90	95
Novelis Corp. 4.75% 1/30/2030[6]		80	74
Novelis Corp. 3.875% 8/15/2031[6]		20	17
NuStar Logistics, LP 5.625% 4/28/2027		80	79
Occidental Petroleum Corp. 6.375% 9/1/2028		54	56
OCP SA 3.75% 6/23/2031		500	432
Oleoducto Central SA 4.00% 7/14/2027		879	815
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[5,6]		269	271
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[5,6]		120	121
ONEOK, Inc. 5.80% 11/1/2030		69	71
ONEOK, Inc. 6.05% 9/1/2033		514	529
ONEOK, Inc. 6.625% 9/1/2053		290	310
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,5,6]		1,074	1,075
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,5,6]		2,043	2,053
Open Text Corp. 3.875% 2/15/2028[6]		25	23
Option Care Health, Inc. 4.375% 10/31/2029[6]		25	23
Oracle Corp. 2.65% 7/15/2026		2,327	2,206
Oracle Corp. 3.25% 11/15/2027		1,880	1,773
Oracle Corp. 3.95% 3/25/2051		22	16
Orange 9.00% 3/1/2031[1]		2,434	2,904
Osaic Holdings, Inc. 10.75% 8/1/2027[6]		256	264
Owens & Minor, Inc. 6.625% 4/1/2030[6]		40	36
Pacific Gas and Electric Co. 3.15% 1/1/2026		3,000	2,891
Pacific Gas and Electric Co. 4.65% 8/1/2028		542	525
Pacific Gas and Electric Co. 6.40% 6/15/2033		1,500	1,550
Pacific Gas and Electric Co. 3.30% 8/1/2040		4,525	3,226
PacifiCorp 5.30% 2/15/2031		800	798
PacifiCorp 5.45% 2/15/2034		350	346
PacifiCorp 3.30% 3/15/2051		150	97
PacifiCorp 2.90% 6/15/2052		280	165
PacifiCorp 5.35% 12/1/2053		525	477
PacifiCorp 5.50% 5/15/2054		980	911
PacifiCorp 5.80% 1/15/2055		500	485

American Funds Insurance Series	184

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Panama (Republic of) 3.75% 4/17/2026	USD	465	$438
Panama (Republic of) 7.50% 3/1/2031		415	435
Panama (Republic of) 6.40% 2/14/2035		850	807
Panama (Republic of) 8.00% 3/1/2038		755	797
Panama (Republic of) 7.875% 3/1/2057		4,690	4,894
Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]		65	61
Park Intermediate Holdings, LLC 7.00% 2/1/2030[6]		55	56
Party City Holdings, Inc. 12.00% PIK 1/11/2029[6,9]		1	1
Performance Food Group, Inc. 5.50% 10/15/2027[6]		11	11
Permian Resources Operating, LLC 9.875% 7/15/2031[6]		5	6
Permian Resources Operating, LLC 7.00% 1/15/2032[6]		25	26
Petroleos Mexicanos 4.25% 1/15/2025		261	257
Petroleos Mexicanos 6.875% 10/16/2025		946	943
Petroleos Mexicanos 6.875% 8/4/2026		638	625
Petroleos Mexicanos 6.49% 1/23/2027		5,999	5,763
Petroleos Mexicanos 6.50% 3/13/2027		6,200	5,912
Petroleos Mexicanos 6.84% 1/23/2030		2,384	2,100
Petroleos Mexicanos 5.95% 1/28/2031		65	52
Petroleos Mexicanos 6.70% 2/16/2032		779	653
Petroleos Mexicanos 6.95% 1/28/2060		55	36
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026		910	890
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		2,128	2,074
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		188	181
PG&E Corp. 5.00% 7/1/2028		145	140
PG&E Corp. 5.25% 7/1/2030		175	167
Philip Morris International, Inc. 5.125% 11/17/2027		315	315
Philip Morris International, Inc. 2.10% 5/1/2030		634	537
Philip Morris International, Inc. 5.75% 11/17/2032		1,554	1,587
Philip Morris International, Inc. 5.375% 2/15/2033		1,382	1,373
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]		375	377
POSCO Holdings, Inc. 4.875% 1/23/2027[6]		510	504
Post Holdings, Inc. 5.625% 1/15/2028[6]		85	84
Post Holdings, Inc. 5.50% 12/15/2029[6]		80	77
Post Holdings, Inc. 4.625% 4/15/2030[6]		444	408
Post Holdings, Inc. 6.25% 2/15/2032[6]		33	33
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[5,6]		234	234
Procter & Gamble Co. 3.00% 3/25/2030		338	311
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]		1,938	1,801
Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[6,9]		172	162
Radiology Partners, Inc. 9.78% PIK 2/15/2030[6,9]		258	206
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[7,8,9]		9	9
Raizen Fuels Finance SA 6.45% 3/5/2034[6]		910	925
Range Resources Corp. 4.75% 2/15/2030[6]		145	136
Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[6]		25	21
Reworld Holding Corp. 4.875% 12/1/2029[6]		25	23
RHP Hotel Properties, LP 7.25% 7/15/2028[6]		80	83
RHP Hotel Properties, LP 4.50% 2/15/2029[6]		90	84
RLJ Lodging Trust, LP 4.00% 9/15/2029[6]		25	22
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]		20	18
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]		75	74
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[6]		4	4
Ryan Specialty Group, LLC 4.375% 2/1/2030[6]		45	42
Sally Holdings, LLC 6.75% 3/1/2032		107	106
Sands China, Ltd. 5.40% 8/8/2028		2,710	2,655
Sands China, Ltd. 3.25% 8/8/2031		930	784
Santander Holdings USA, Inc. 3.244% 10/5/2026		3,750	3,555
Sasol Financing USA, LLC 8.75% 5/3/2029[2]		1,330	1,354
Sats Treasury Pte., Ltd. 4.828% 1/23/2029		350	346

185	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[6]	USD	75	$76
Saudi Arabia (Kingdom of) 5.75% 1/16/2054[6]		2,300	2,247
Scentre Group Trust 1 3.50% 2/12/2025[6]		210	207
Scentre Group Trust 1 3.75% 3/23/2027[6]		110	105
Scientific Games Holdings, LP 6.625% 3/1/2030[6]		46	45
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]		115	107
Sealed Air Corp. 6.125% 2/1/2028[6]		180	180
Sealed Air Corp. 6.50% 7/15/2032[6]		123	122
Serbia (Republic of) 6.25% 5/26/2028[6]		740	750
Service Properties Trust 8.625% 11/15/2031[6]		60	63
ServiceNow, Inc. 1.40% 9/1/2030		1,830	1,486
Simmons Foods, Inc. 4.625% 3/1/2029[6]		160	141
Sirius XM Radio, Inc. 3.125% 9/1/2026[6]		50	47
Sirius XM Radio, Inc. 4.00% 7/15/2028[6]		195	176
Sirius XM Radio, Inc. 4.125% 7/1/2030[6]		39	33
Sirius XM Radio, Inc. 3.875% 9/1/2031[6]		111	91
SK hynix, Inc. 3.00% 9/17/2024		1,602	1,593
SK hynix, Inc. 1.50% 1/19/2026		563	529
SM Energy Co. 6.50% 7/15/2028		45	45
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[5,6,8]		673	682
Sonic Automotive, Inc. 4.625% 11/15/2029[6]		45	41
Sonic Automotive, Inc. 4.875% 11/15/2031[6]		20	18
Southern California Edison Co. 2.85% 8/1/2029		200	180
Southern California Edison Co. 3.65% 2/1/2050		1,700	1,210
Southwestern Energy Co. 5.375% 3/15/2030		55	53
Southwestern Energy Co. 4.75% 2/1/2032		15	14
Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]		17	18
Spirit AeroSystems, Inc. 9.75% 11/15/2030[6]		71	78
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.58% 1/15/2027[7,8]		5	5
Sprint, LLC 7.625% 3/1/2026		130	134
Station Casinos, LLC 6.625% 3/15/2032[6]		35	35
Stellantis Finance US, Inc. 1.711% 1/29/2027[6]		1,500	1,367
Stellantis Finance US, Inc. 5.625% 1/12/2028[6]		2,560	2,594
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]		453	375
Stericycle, Inc. 3.875% 1/15/2029[6]		110	103
Stillwater Mining Co. 4.00% 11/16/2026[2]		2,090	1,912
Sunoco, LP 7.00% 5/1/2029[6]		30	31
Sunoco, LP 4.50% 5/15/2029		290	271
Sunoco, LP 4.50% 4/30/2030		35	32
Surgery Center Holdings, Inc. 7.25% 4/15/2032[6]		45	46
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,3]		12	—	[11]
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,6]		400	386
Talen Energy Supply, LLC 8.625% 6/1/2030[6]		94	100
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/2030[7,8]		45	45
Talos Production, Inc. 9.00% 2/1/2029[6]		15	16
Talos Production, Inc. 9.375% 2/1/2031[6]		55	58
Tencent Holdings, Ltd. 3.24% 6/3/2050[6]		3,450	2,261
Tenet Healthcare Corp. 6.125% 10/1/2028		25	25
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040		1,429	1,290
T-Mobile USA, Inc. 2.40% 3/15/2029		1,079	955
T-Mobile USA, Inc. 5.65% 1/15/2053		1,400	1,380
Toyota Motor Credit Corp. 3.375% 4/1/2030		453	417
TransDigm, Inc. 5.50% 11/15/2027		45	44
TransDigm, Inc. 4.875% 5/1/2029		80	75
TransDigm, Inc. 6.875% 12/15/2030[6]		85	87
TransDigm, Inc. 6.625% 3/1/2032[6]		45	46

American Funds Insurance Series	186

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Transocean Poseidon, Ltd. 6.875% 2/1/2027[6]	USD	51	$51
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[6]		102	105
Transocean, Inc. 8.75% 2/15/2030[6]		36	38
Transocean, Inc. 6.80% 3/15/2038		35	29
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,12]		100	98
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,6]		251	244
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,6]		100	96
Triumph Group, Inc. 9.00% 3/15/2028[6]		57	60
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[7,8]		235	240
U.S. Treasury 4.25% 1/31/2026		1,202	1,191
U.S. Treasury 4.50% 4/15/2027		1,630	1,628
U.S. Treasury 1.125% 8/31/2028		2,155	1,888
U.S. Treasury 4.25% 2/28/2029		109	109
U.S. Treasury 4.125% 3/31/2029		24	24
U.S. Treasury 4.625% 4/30/2029		13	13
U.S. Treasury 4.375% 5/15/2034[13]		2,363	2,364
U.S. Treasury 1.75% 8/15/2041[13]		4,650	3,073
U.S. Treasury 4.75% 11/15/2043[13]		2,650	2,686
U.S. Treasury 3.00% 8/15/2048[13]		5,045	3,830
U.S. Treasury 1.25% 5/15/2050[13]		1,625	806
U.S. Treasury 4.75% 11/15/2053[13]		5,509	5,697
U.S. Treasury 4.25% 2/15/2054		681	649
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[4]		818	783
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4,13]		10,330	10,468
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4]		3,408	1,967
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[4]		179	150
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,6]		2,265	2,262
UKG, Inc. 6.875% 2/1/2031[6]		77	78
UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.576% 2/10/2031[7,8]		58	58
Ukraine 6.876% 5/21/2031[3]		1,269	364
Uniform Mortgage-Backed Security 2.50% 7/1/2054[5,10]		264	216
Uniform Mortgage-Backed Security 3.50% 7/1/2054[5,10]		3,096	2,741
Uniform Mortgage-Backed Security 4.50% 7/1/2054[5,10]		11,913	11,232
Uniform Mortgage-Backed Security 5.00% 7/1/2054[5,10]		24,468	23,650
Uniform Mortgage-Backed Security 5.50% 7/1/2054[5,10]		46,050	45,422
Uniform Mortgage-Backed Security 6.00% 7/1/2054[5,10]		14,274	14,316
Uniform Mortgage-Backed Security 6.50% 7/1/2054[5,10]		14,685	14,948
Uniform Mortgage-Backed Security 7.00% 7/1/2054[5,10]		386	397
Uniform Mortgage-Backed Security 3.50% 8/1/2054[5,10]		1,476	1,306
Uniform Mortgage-Backed Security 4.50% 8/1/2054[5,10]		5,000	4,715
Uniform Mortgage-Backed Security 6.00% 8/1/2054[5,10]		28,731	28,802
Uniform Mortgage-Backed Security 6.50% 8/1/2054[5,10]		11,000	11,190
Uniform Mortgage-Backed Security 7.00% 8/1/2054[5,10]		2,562	2,633
United Mexican States 6.00% 5/7/2036		970	947
United Mexican States 6.338% 5/4/2053		425	402
United Natural Foods, Inc. 6.75% 10/15/2028[6]		85	77
United Rentals (North America), Inc. 3.875% 2/15/2031		130	116
Univision Communications, Inc. 4.50% 5/1/2029[6]		250	210
US Foods, Inc. 4.625% 6/1/2030[6]		35	33
Vail Resorts, Inc. 6.50% 5/15/2032[6]		20	20
Valvoline, Inc. 3.625% 6/15/2031[6]		85	73
Velocity Vehicle Group, LLC 8.00% 6/1/2029[6]		30	31
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[7,8,9]		24	24
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[7,8,9]		49	49
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]		35	32
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]		31	31

187	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	USD	110	$99
Venture Global LNG, Inc. 8.125% 6/1/2028[6]		80	82
Veralto Corp. 5.35% 9/18/2028[6]		2,900	2,913
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,5,6]		805	808
VICI Properties, LP 4.375% 5/15/2025		1,563	1,544
Vital Energy, Inc. 7.875% 4/15/2032[6]		30	31
VZ Secured Financing BV 5.00% 1/15/2032[6]		200	171
W&T Offshore, Inc. 11.75% 2/1/2026[6]		55	57
Wand NewCo 3, Inc. 7.625% 1/30/2032[6]		35	36
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		1,928	1,569
Warrior Met Coal, Inc. 7.875% 12/1/2028[6]		71	73
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[6]		320	313
WEA Finance, LLC 3.75% 9/17/2024[6]		535	531
Weatherford International, Ltd. 8.625% 4/30/2030[6]		93	96
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]		4,698	4,482
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]		1,600	1,368
WESCO Distribution, Inc. 7.25% 6/15/2028[6]		200	204
WESCO Distribution, Inc. 6.625% 3/15/2032[6]		150	152
Western Midstream Operating, LP 3.10% 2/1/2025[1]		85	84
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,6]		401	401
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,6]		278	277
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[5,6]		60	60
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]		1,250	1,226
WMG Acquisition Corp. 3.75% 12/1/2029[6]		110	100
WMG Acquisition Corp. 3.875% 7/15/2030[6]		135	121
WMG Acquisition Corp. 3.00% 2/15/2031[6]		80	69
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,12]		105	102
Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]		43	45
Ziggo Bond Co. BV 5.125% 2/28/2030[6]		200	170
Ziggo BV 4.875% 1/15/2030[6]		300	267
			703,556
Total bonds, notes & other debt instruments (cost: $1,497,896,000)			1,405,249

Preferred securities 0.00% Shares
U.S. dollars 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[6,12,14]	48	82
Total preferred securities (cost: $49,000)		82

Common stocks 0.04%
U.S. dollars 0.04%
Constellation Oil Services Holding SA, Class B-1[12,14]	1,214,969	194
Venator Materials PLC[12,14]	232	164
Altera Infrastructure, LP12,14	1,441	108
Endo, Inc.[14]	2,165	61
Endo, Inc.[6,14]	811	23
Endo, Inc., 1L 6.125% Escrow[12,14]	205,000	—	[11]
WeWork, Inc.[12,14]	968	10
Party City Holdco, Inc.[12,14]	80	1
Party City Holdco, Inc.[6,12,14]	1	—	[11]
Bighorn Permian Resources, LLC[12]	531	—	[11]
Total common stocks (cost: $1,039,000)		561

American Funds Insurance Series	188

Capital World Bond Fund (continued)

Investment funds 1.36%	Shares	Value (000)
Capital Group Central Corporate Bond Fund[15]	2,493,000	$20,617
Total investment funds (cost: $19,454,000)		20,617

Short-term securities 16.98%
Money market investments 13.89%
Capital Group Central Cash Fund 5.37%[15,16]	2,105,621	210,562

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 3.09%
Egypt (Arab Republic of) 10/1/2024	22.855%	EGP	29,675	582
Egypt (Arab Republic of) 11/12/2024	22.326		43,850	837
Egypt (Arab Republic of) 11/19/2024	22.238		67,700	1,286
Egypt (Arab Republic of) 3/11/2025	21.301		94,475	1,674
Egypt (Arab Republic of) 3/18/2025	21.290		407,450	7,188
Japan Treasury 7/22/2024	0.005	JPY	4,517,300	28,077
Nigeria (Republic of) 2/11/2025	18.000	NGN	675,950	388
Nigeria (Republic of) 2/20/2025	17.782		901,265	518
Nigeria (Republic of) 2/25/2025	18.045		3,122,091	1,789
Nigeria (Republic of) 3/6/2025	17.824		3,750,997	2,134
Nigeria (Republic of) 3/13/2025	17.900		1,201,690	680
Nigeria (Republic of) 3/27/2025	18.586		3,072,227	1,720
				46,873
Total short-term securities (cost: $259,567,000)				257,435

Options purchased (equity style) 0.06%
Options purchased (equity style)*	955
Total options purchased (equity style) (cost: $786,000)	955

Total investment securities 111.11% (cost: $1,778,791,000)	1,684,899
Total options written† (0.06) (premium received: $827,000)	(920)
Other assets less liabilities (11.05)%	(167,604)
Net assets 100.00%	$1,516,375

*Options purchased (equity style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price		Notional amount (000)		Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	427	12/13/2024	USD	96.00	USD	106,750	$950

189	American Funds Insurance Series

Capital World Bond Fund (continued)

*Options purchased (equity style) (continued)

Options on foreign currencies

Description	Counterparty	Expiration date	Exercise price		Notional amount (000)		Value at 6/30/2024 (000)
Call
EUR/USD Foreign Currency Options	Citibank	7/17/2024	USD	1.09	EUR	4,300	$5

†Options written (equity style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price		Notional amount (000)		Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	823	12/13/2024	USD	95.50	USD	205,750	$(916)

Options on foreign currencies

Description	Counterparty	Expiration date	Exercise price		Notional amount (000)		Value at 6/30/2024 (000)
Put
EUR/USD Foreign Currency Options	Citibank	7/17/2024	USD	1.04	EUR	(4,300)	$(4)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year Euro-Schatz Futures	Long	110	9/10/2024	USD	12,452	$48
2 Year U.S. Treasury Note Futures	Long	1,291	10/3/2024		263,646	385
3 Year Australian Treasury Bond Futures	Short	1	9/17/2024		(70)	— [11]
5 Year Euro-Bobl Futures	Long	634	9/10/2024		79,061	546
5 Year U.S. Treasury Note Futures	Long	615	10/3/2024		65,546	477
10 Year Italy Government Bond Futures	Long	41	9/10/2024		5,062	(48)
10 Year French Government Bond Futures	Short	62	9/10/2024		(8,175)	124
10 Year Euro-Bund Futures	Short	149	9/10/2024		(21,003)	(18)
10 Year Australian Treasury Bond Futures	Short	102	9/16/2024		(7,728)	18
10 Year Japanese Government Bond Futures	Short	67	9/20/2024		(59,492)	227
10 Year UK Gilt Futures	Long	214	9/30/2024		26,394	(286)
10 Year Ultra U.S. Treasury Note Futures	Long	173	9/30/2024		19,641	(95)
10 Year U.S. Treasury Note Futures	Short	298	9/30/2024		(32,775)	(47)
20 Year U.S. Treasury Bond Futures	Long	65	9/30/2024		7,690	89
30 Year Euro-Buxl Futures	Long	24	9/10/2024		3,348	28
30 Year Ultra U.S. Treasury Bond Futures	Long	155	9/30/2024		19,428	113
						$1,561
American Funds Insurance Series	190

Capital World Bond Fund (continued)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2024 (000)
USD	10,629	PLN	43,525	Citibank	7/3/2024	$(182)
PLN	43,525	USD	11,086	Bank of America	7/3/2024	(275)
USD	2,246	HUF	818,090	Standard Chartered Bank	7/9/2024	28
AUD	4,100	USD	2,727	Bank of America	7/9/2024	9
USD	1,710	EUR	1,590	Morgan Stanley	7/9/2024	6
USD	1,773	EUR	1,650	HSBC Bank	7/9/2024	5
USD	1,119	EUR	1,040	JPMorgan Chase	7/9/2024	5
EUR	1,390	USD	1,494	HSBC Bank	7/9/2024	(5)
HUF	1,284,310	EUR	3,268	Goldman Sachs	7/9/2024	(21)
THB	190,470	USD	5,214	Citibank	7/9/2024	(26)
CNH	138,167	USD	19,098	UBS AG	7/9/2024	(153)
EUR	17,257	USD	18,790	Citibank	7/9/2024	(299)
JPY	1,836,980	USD	11,925	Morgan Stanley	7/9/2024	(489)
USD	3,794	GBP	2,970	Morgan Stanley	7/10/2024	39
USD	8,189	EUR	7,610	Morgan Stanley	7/10/2024	35
USD	1,892	GBP	1,480	Citibank	7/10/2024	21
CAD	11,293	USD	8,244	Morgan Stanley	7/10/2024	14
USD	2,397	EUR	2,235	JPMorgan Chase	7/10/2024	2
USD	1,050	EUR	980	Goldman Sachs	7/10/2024	—
USD	1,528	GBP	1,210	Citibank	7/10/2024	(2)
PLN	20,540	EUR	4,769	HSBC Bank	7/10/2024	(8)
PLN	4,740	USD	1,198	BNP Paribas	7/10/2024	(20)
EUR	5,100	CAD	7,616	HSBC Bank	7/10/2024	(104)
EUR	6,830	USD	7,446	Bank of America	7/10/2024	(127)
EUR	35,700	USD	38,873	JPMorgan Chase	7/10/2024	(619)
CAD	7,880	USD	5,757	BNP Paribas	7/11/2024	5
USD	911	AUD	1,367	Morgan Stanley	7/11/2024	(1)
USD	912	CAD	1,250	Bank of New York Mellon	7/11/2024	(2)
USD	2,467	AUD	3,700	Morgan Stanley	7/11/2024	(3)
USD	2,953	AUD	4,432	HSBC Bank	7/11/2024	(4)
SEK	45,500	USD	4,341	Bank of America	7/11/2024	(45)
USD	1,751	MXN	31,000	Morgan Stanley	7/12/2024	60
MYR	2,580	USD	550	Standard Chartered Bank	7/12/2024	(3)
MYR	7,900	USD	1,679	Standard Chartered Bank	7/12/2024	(3)
USD	3,532	BRL	18,700	Citibank	7/15/2024	193
USD	14,161	KRW	19,491,214	Citibank	7/15/2024	26
USD	784	KRW	1,065,590	Barclays Bank PLC	7/15/2024	12
INR	152,720	USD	1,829	JPMorgan Chase	7/15/2024	2
INR	79,000	USD	945	Bank of New York Mellon	7/15/2024	2
USD	8,185	ILS	30,290	BNP Paribas	7/17/2024	159
USD	21,639	MXN	404,520	Morgan Stanley	7/17/2024	(407)
SGD	1,400	USD	1,035	HSBC Bank	7/18/2024	(1)
JPY	2,128,568	USD	13,602	Morgan Stanley	7/18/2024	(331)
USD	2,696	GBP	2,110	HSBC Bank	7/22/2024	28
USD	4,950	NZD	8,091	Morgan Stanley	7/22/2024	22
AUD	4,120	USD	2,734	Standard Chartered Bank	7/22/2024	16
EUR	11,260	USD	12,065	UBS AG	7/22/2024	7
GBP	590	USD	746	Citibank	7/22/2024	— [11]
USD	1,643	AUD	2,465	HSBC Bank	7/22/2024	(2)
USD	1,529	EUR	1,430	UBS AG	7/22/2024	(4)
GBP	2,370	USD	3,007	Goldman Sachs	7/22/2024	(10)
EUR	16,582	USD	17,913	BNP Paribas	7/22/2024	(134)
TRY	7,670	USD	226	Barclays Bank PLC	7/24/2024	2
CZK	18,000	USD	775	BNP Paribas	7/24/2024	(6)
ZAR	29,130	USD	1,608	Bank of New York Mellon	7/24/2024	(10)
CZK	47,290	EUR	1,897	HSBC Bank	7/24/2024	(11)

191	American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2024 (000)
ILS	4,200	USD	1,129	BNP Paribas	7/24/2024	$(15)
CHF	2,790	USD	3,139	JPMorgan Chase	7/24/2024	(24)
CNH	207,270	USD	28,507	Goldman Sachs	7/24/2024	(54)
USD	8,199	NOK	86,680	Morgan Stanley	7/25/2024	74
USD	996	NOK	10,495	UBS AG	7/25/2024	13
USD	755	NOK	7,930	Standard Chartered Bank	7/25/2024	11
USD	1,520	JPY	243,330	Goldman Sachs	7/25/2024	1
DKK	46,980	EUR	6,301	HSBC Bank	7/25/2024	— [11]
PLN	405	USD	100	Barclays Bank PLC	7/25/2024	— [11]
EUR	3,199	PLN	13,860	Morgan Stanley	7/25/2024	(12)
USD	10,499	DKK	73,090	HSBC Bank	7/25/2024	(13)
JPY	1,980,863	USD	12,518	JPMorgan Chase	7/25/2024	(154)
USD	26,697	BRL	145,837	JPMorgan Chase	7/30/2024	710
USD	995	BRL	5,500	Goldman Sachs	7/30/2024	15
COP	2,800,000	USD	673	Morgan Stanley	7/30/2024	(2)
USD	3,851	IDR	63,046,370	Standard Chartered Bank	7/30/2024	(2)
USD	1,068	IDR	17,556,760	Citibank	7/30/2024	(5)
CLP	3,670,820	USD	3,928	Morgan Stanley	7/30/2024	(28)
EUR	6,770	USD	7,331	Morgan Stanley	8/15/2024	(64)
USD	1,093	MXN	20,471	Morgan Stanley	9/17/2024	(11)
USD	521	MXN	9,920	BNP Paribas	9/17/2024	(14)
USD	695	MXN	13,187	Bank of New York Mellon	9/17/2024	(16)
USD	1,119	MXN	21,083	Standard Chartered Bank	9/17/2024	(18)
USD	4,196	EUR	3,900	HSBC Bank	9/18/2024	3
USD	1,549	AUD	2,320	Morgan Stanley	9/18/2024	(2)
USD	1,355	AUD	2,029	HSBC Bank	9/18/2024	(2)
JPY	570,964	CHF	3,300	UBS AG	9/18/2024	(116)
USD	3,362	BRL	17,410	Citibank	4/1/2025	346
						$(1,988)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2024 (000)	(received) (000)	at 6/30/2024 (000)
2.628%	Annual	SONIA	Annual	7/28/2024	GBP	21,600	$(61)	$—	$(61)
10.87%	28-day	28-day MXN-TIIE	28-day	4/17/2025	MXN	772,940	(8)	—	(8)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK	83,740	21	—	21
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN	14,940	(14)	—	(14)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN	13,900	(52)	—	(52)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN	43,000	(158)	—	(158)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	MXN	27,800	(103)	—	(103)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN	43,375	(124)	—	(124)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP	13,640	(22)	—	(22)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP	10,000	398	—	398
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP	7,810	304	—	304
3.968%	Annual	SONIA	Annual	2/16/2029	GBP	13,830	(42)	—	(42)
3.52697105%	Annual	SONIA	Annual	5/24/2029	GBP	14,660	—	(22)	22
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR	5,930	14	—	14

American Funds Insurance Series	192

Capital World Bond Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2024 (000)	(received) (000)	at 6/30/2024 (000)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD	16,910	$465	$—	$465
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP	4,240	(195)	—	(195)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP	8,600	(409)	—	(409)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP	3,550	4	—	4
							$18	$(22)	$40

Bilateral interest rate swaps

Receive		Pay				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)		6/30/2024 (000)	(received) (000)	at 6/30/2024 (000)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL	30,865	$(96)	$—	$(96)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL	100,270	(195)	—	(195)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	55,145	(930)	—	(930)
								$(1,221)	$—	$(1,221)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD	4,675	$(293)	$(312)	$19

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[17] (000)		Value at 6/30/2024[18] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
ITRX.EUR.IG.41	1.00%	Quarterly	6/20/2029	EUR	2,980	$56	$71	$(15)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD	99,659	2,052	2,236	(184)
						$2,108	$2,307	$(199)
193	American Funds Insurance Series

Capital World Bond Fund (continued)

Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 1.36%
Capital Group Central Corporate Bond Fund	$52,692	$919	$31,216	$689	$(2,467)	$20,617	$919

Short-term securities 13.89%
Money market investments 13.89%
Capital Group Central Cash Fund 5.37%[16]	177,300	302,206	268,955	(9)	20	210,562	5,802
Total 15.25%				$680	$(2,447)	$231,179	$6,721

Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	$5,882	$5,352	.35%
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	5,532	5,340	.35
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	1,984	1,974	.13
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,892	1,912	.12
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,340	1,354	.09
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,12]	6/23/2023	102	102	.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[7,8]	9/13/2023	95	97	.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[7,8]	9/13/2023-6/13/2024	1	1	.00 [19]
Total		$16,828	$16,132	1.06%
American Funds Insurance Series	194

Capital World Bond Fund (continued)

[1]	Step bond; coupon rate may change at a later date.
[2]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $16,132,000, which represented 1.06% of the net assets of the fund.
[3]	Scheduled interest and/or principal payment was not received.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $118,828,000, which represented 7.84% of the net assets of the fund.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,957,000, which represented .13% of the net assets of the fund.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Purchased on a TBA basis.
[11]	Amount less than one thousand.
[12]	Value determined using significant unobservable inputs.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,548,000, which represented .83% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Rate represents the seven-day yield at 6/30/2024.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[19]	Amount less than .01%.

Key to abbreviation(s)

Assn. = Association

AUD = Australian dollars

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DAC = Designated Activity Company

DKK = Danish kroner

EGP = Egyptian pounds

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NGN = Nigerian naira

NOK = Norwegian kroner

NZD = New Zealand dollars

PIK = Payment In Kind

PLN = Polish zloty

PRIBOR = Prague Interbank Offered Rate

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

RON = Romanian leu

SEK = Swedish kronor

SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

UAH = Ukrainian hryvnia

USD = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

Refer to the notes to financial statements.

195	American Funds Insurance Series

American High-Income Trust

Investment portfolio June 30, 2024	unaudited

Bonds, notes & other debt instruments 89.85%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 89.63%
Energy 14.67%
3R Lux SARL 9.75% 2/5/2031[1]	USD	875	$919
Aethon United BR, LP 8.25% 2/15/2026[1]		435	440
Antero Midstream Partners, LP 5.375% 6/15/2029[1]		570	553
Antero Resources Corp. 7.625% 2/1/2029[1]		244	251
Antero Resources Corp. 5.375% 3/1/2030[1]		130	126
Archrock Partners, LP 6.25% 4/1/2028[1]		170	168
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]		2,040	2,044
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]		170	211
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]		271	278
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]		650	636
Baytex Energy Corp. 8.50% 4/30/2030[1]		520	544
Baytex Energy Corp. 7.375% 3/15/2032[1]		1,470	1,495
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]		1,210	1,148
Blue Racer Midstream, LLC 7.00% 7/15/2029[1]		125	127
Blue Racer Midstream, LLC 7.25% 7/15/2032[1]		885	910
Borr IHC, Ltd. 10.00% 11/15/2028[1]		2,668	2,797
Borr IHC, Ltd. 10.375% 11/15/2030[1]		873	915
California Resources Corp. 7.125% 2/1/2026[1]		390	391
California Resources Corp. 8.25% 6/15/2029[1]		520	531
Cheniere Energy Partners, LP 4.50% 10/1/2029		58	55
Cheniere Energy, Inc. 4.625% 10/15/2028		1,041	1,011
Chesapeake Energy Corp. 5.50% 2/1/2026[1]		790	783
Chesapeake Energy Corp. 5.875% 2/1/2029[1]		1,670	1,654
Chesapeake Energy Corp. 6.75% 4/15/2029[1]		755	757
Chesapeake Energy Corp. 4.875% 4/15/2032[2]		4,300	90
Chord Energy Corp. 6.375% 6/1/2026[1]		190	190
CITGO Petroleum Corp. 8.375% 1/15/2029[1]		1,315	1,356
Civitas Resources, Inc. 5.00% 10/15/2026[1]		905	882
Civitas Resources, Inc. 8.375% 7/1/2028[1]		530	556
Civitas Resources, Inc. 8.625% 11/1/2030[1]		730	783
Civitas Resources, Inc. 8.75% 7/1/2031[1]		2,987	3,203
CNX Midstream Partners, LP 4.75% 4/15/2030[1]		280	253
CNX Resources Corp. 6.00% 1/15/2029[1]		1,504	1,473
CNX Resources Corp. 7.375% 1/15/2031[1]		861	881
CNX Resources Corp. 7.25% 3/1/2032[1]		965	985
Comstock Resources, Inc. 6.75% 3/1/2029[1]		805	781
Comstock Resources, Inc. 5.875% 1/15/2030[1]		1,095	1,020
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[3]		3,201	2,633
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]		1,498	1,584
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]		1,435	1,463
Crescent Energy Finance, LLC 7.375% 1/15/2033[1]		550	551
Delek Logistics Partners, LP 8.625% 3/15/2029[1]		365	376
Devon Energy Corp. 5.875% 6/15/2028		202	203
Devon Energy Corp. 4.50% 1/15/2030		493	475
DT Midstream, Inc. 4.125% 6/15/2029[1]		1,408	1,302
DT Midstream, Inc. 4.375% 6/15/2031[1]		307	280
Ecopetrol SA 8.375% 1/19/2036		315	310
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]		725	739
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]		1,165	1,216
Energean Israel Finance, Ltd. 4.875% 3/30/2026[1]		225	213
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]		1,085	921
Energy Transfer, LP 6.00% 2/1/2029[1]		55	55
EQM Midstream Partners, LP 4.125% 12/1/2026		87	84
EQM Midstream Partners, LP 6.50% 7/1/2027[1]		1,120	1,133
EQM Midstream Partners, LP 5.50% 7/15/2028		586	577
EQM Midstream Partners, LP 6.375% 4/1/2029[1]		185	187
EQM Midstream Partners, LP 4.75% 1/15/2031[1]		1,690	1,581
EQM Midstream Partners, LP 6.50% 7/15/2048		1,115	1,126
EQT Corp. 5.00% 1/15/2029		170	167
EQT Corp. 3.625% 5/15/2031[1]		290	256
Genesis Energy, LP 8.00% 1/15/2027		3,115	3,188
American Funds Insurance Series	196

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Genesis Energy, LP 7.75% 2/1/2028	USD	87	$88
Genesis Energy, LP 8.25% 1/15/2029		1,480	1,529
Genesis Energy, LP 8.875% 4/15/2030		1,110	1,169
Genesis Energy, LP 7.875% 5/15/2032		2,485	2,510
Global Partners, LP 6.875% 1/15/2029		135	134
Global Partners, LP 8.25% 1/15/2032[1]		575	591
Harbour Energy PLC 5.50% 10/15/2026[1]		1,545	1,516
Harvest Midstream I, LP 7.50% 9/1/2028[1]		1,717	1,746
Harvest Midstream I, LP 7.50% 5/15/2032[1]		900	915
Hess Midstream Operations, LP 5.125% 6/15/2028[1]		156	151
Hess Midstream Operations, LP 6.50% 6/1/2029[1]		405	411
Hess Midstream Operations, LP 4.25% 2/15/2030[1]		1,430	1,314
Hess Midstream Operations, LP 5.50% 10/15/2030[1]		400	387
Hilcorp Energy I, LP 6.25% 11/1/2028[1]		145	143
Hilcorp Energy I, LP 5.75% 2/1/2029[1]		985	954
Hilcorp Energy I, LP 6.00% 4/15/2030[1]		922	891
Hilcorp Energy I, LP 6.00% 2/1/2031[1]		938	899
Hilcorp Energy I, LP 6.25% 4/15/2032[1]		970	934
Hilcorp Energy I, LP 8.375% 11/1/2033[1]		2,023	2,157
Jonah Energy, LLC 12.00% 11/5/2025[4]		852	852
Kodiak Gas Services, LLC 7.25% 2/15/2029[1]		655	672
Matador Resources Co. 6.875% 4/15/2028[1]		425	432
Matador Resources Co. 6.50% 4/15/2032[1]		820	821
MEG Energy Corp. 5.875% 2/1/2029[1]		485	472
Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]		739	39
Murphy Oil Corp. 6.375% 7/15/2028		243	245
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]		820	723
Nabors Industries, Inc. 7.375% 5/15/2027[1]		1,190	1,211
Nabors Industries, Inc. 9.125% 1/31/2030[1]		1,340	1,389
Nabors Industries, Ltd. 7.25% 1/15/2026[1]		500	508
New Fortress Energy, Inc. 6.75% 9/15/2025[1]		1,038	1,008
New Fortress Energy, Inc. 6.50% 9/30/2026[1]		5,250	4,834
New Fortress Energy, Inc. 8.75% 3/15/2029[1]		2,690	2,458
New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.33% 10/30/2028[5,6]		269	262
NGL Energy Operating, LLC 8.125% 2/15/2029[1]		895	913
NGL Energy Operating, LLC 8.375% 2/15/2032[1]		1,800	1,829
Noble Finance II, LLC 8.00% 4/15/2030[1]		235	245
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]		1,985	2,009
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]		405	425
NuStar Logistics, LP 6.00% 6/1/2026		286	286
Parkland Corp. 4.625% 5/1/2030[1]		440	402
Permian Resources Operating, LLC 8.00% 4/15/2027[1]		58	59
Permian Resources Operating, LLC 9.875% 7/15/2031[1]		1,840	2,038
Permian Resources Operating, LLC 7.00% 1/15/2032[1]		1,165	1,198
Petroleos Mexicanos 6.875% 10/16/2025		350	349
Petroleos Mexicanos 8.75% 6/2/2029		732	719
Petroleos Mexicanos 5.95% 1/28/2031		485	391
Petroleos Mexicanos 6.95% 1/28/2060		425	281
Pluspetrol Camisea SA 6.24% 7/3/2036[1]		150	150
Range Resources Corp. 4.875% 5/15/2025		362	360
Range Resources Corp. 8.25% 1/15/2029		585	607
Range Resources Corp. 4.75% 2/15/2030[1]		538	505
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]		1,185	1,197
Southwestern Energy Co. 5.375% 3/15/2030		1,290	1,247
Southwestern Energy Co. 4.75% 2/1/2032		370	341
Suburban Propane Partners, LP 5.00% 6/1/2031[1]		335	302
Sunoco, LP 6.00% 4/15/2027		547	547
Sunoco, LP 5.875% 3/15/2028		290	289
Sunoco, LP 7.00% 9/15/2028[1]		1,645	1,687
Sunoco, LP 7.00% 5/1/2029[1]		300	308
197	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Sunoco, LP 4.50% 5/15/2029	USD	1,970	$1,844
Sunoco, LP 4.50% 4/30/2030		1,955	1,810
Sunoco, LP 7.25% 5/1/2032[1]		785	813
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]		85	85
Talos Production, Inc. 9.00% 2/1/2029[1]		1,110	1,166
Talos Production, Inc. 9.375% 2/1/2031[1]		1,145	1,210
Targa Resources Partners, LP 6.50% 7/15/2027		133	134
Targa Resources Partners, LP 6.875% 1/15/2029		915	939
Targa Resources Partners, LP 5.50% 3/1/2030		327	325
Targa Resources Partners, LP 4.875% 2/1/2031		695	664
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]		575	585
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]		474	474
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]		1,032	1,066
Transocean, Inc. 8.25% 5/15/2029[1]		290	291
Transocean, Inc. 8.75% 2/15/2030[1]		512	538
Transocean, Inc. 8.50% 5/15/2031[1]		520	521
Transocean, Inc. 6.80% 3/15/2038		540	448
USA Compression Partners, LP 6.875% 9/1/2027		247	248
USA Compression Partners, LP 7.125% 3/15/2029[1]		700	706
Valaris, Ltd. 8.375% 4/30/2030[1]		450	466
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]		1,190	1,085
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]		195	198
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]		2,250	2,021
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]		1,260	1,075
Venture Global LNG, Inc. 8.125% 6/1/2028[1]		710	732
Venture Global LNG, Inc. 9.50% 2/1/2029[1]		405	444
Venture Global LNG, Inc. 8.375% 6/1/2031[1]		1,000	1,038
Vital Energy, Inc. 7.875% 4/15/2032[1]		1,045	1,063
W&T Offshore, Inc. 11.75% 2/1/2026[1]		355	365
Weatherford International, Ltd. 8.625% 4/30/2030[1]		2,966	3,076
Western Midstream Operating, LP 3.10% 2/1/2025[7]		35	34
Western Midstream Operating, LP 4.50% 3/1/2028		239	231
Western Midstream Operating, LP 5.25% 2/1/2050[7]		300	263
			130,824

Communication services 12.14%
Altice France Holding SA 10.50% 5/15/2027[1]		1,080	432
Altice France SA 5.125% 7/15/2029[1]		2,227	1,468
Altice France SA 5.50% 10/15/2029[1]		380	251
América Móvil, SAB de CV 10.125% 1/22/2029	MXN	5,750	306
CCO Holdings, LLC 5.50% 5/1/2026[1]	USD	102	101
CCO Holdings, LLC 5.00% 2/1/2028[1]		901	843
CCO Holdings, LLC 5.375% 6/1/2029[1]		360	328
CCO Holdings, LLC 6.375% 9/1/2029[1]		300	285
CCO Holdings, LLC 4.75% 3/1/2030[1]		3,521	3,052
CCO Holdings, LLC 4.50% 8/15/2030[1]		2,634	2,232
CCO Holdings, LLC 4.25% 2/1/2031[1]		3,093	2,528
CCO Holdings, LLC 4.75% 2/1/2032[1]		2,324	1,905
CCO Holdings, LLC 4.50% 5/1/2032		1,768	1,425
CCO Holdings, LLC 4.50% 6/1/2033[1]		1,568	1,235
CCO Holdings, LLC 4.25% 1/15/2034[1]		3,431	2,607
Charter Communications Operating, LLC 5.25% 4/1/2053		400	314
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]		570	499
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]		315	264
Cogent Communications Group, Inc. 3.50% 5/1/2026[1]		690	661
Connect Finco SARL 6.75% 10/1/2026[1]		3,510	3,391
Consolidated Communications, Inc. 5.00% 10/1/2028[1]		225	186
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.829% 1/18/2028[5,6]		1,157	1,115
Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]		503	10
American Funds Insurance Series	198

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	USD	1,056	$22
Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[3,5]		87	124
DIRECTV Financing, LLC 5.875% 8/15/2027[1]		3,021	2,844
DIRECTV Financing, LLC 8.875% 2/1/2030[1]		325	318
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.458% 8/2/2027[5,6]		669	672
DISH DBS Corp. 5.875% 11/15/2024		11,610	11,034
DISH DBS Corp. 7.75% 7/1/2026		735	457
DISH DBS Corp. 5.25% 12/1/2026[1]		515	407
DISH Network Corp. 11.75% 11/15/2027[1]		5,840	5,732
Embarq Corp. 7.995% 6/1/2036		3,649	479
Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]		820	801
Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]		3,315	3,127
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]		3,070	2,819
Frontier Communications Holdings, LLC 5.875% 11/1/2029		1,025	894
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]		1,685	1,468
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]		710	732
Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]		185	191
Gray Television, Inc. 7.00% 5/15/2027[1]		2,580	2,378
Gray Television, Inc. 10.50% 7/15/2029[1]		3,560	3,583
Gray Television, Inc. 4.75% 10/15/2030[1]		817	491
Gray Television, Inc. 5.375% 11/15/2031[1]		3,725	2,115
Gray Television, Inc., Term Loan B, (1-month USD CME Term SOFR + 5.25%) 10.57% 5/23/2029[5,6]		830	790
Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]		2,295	2,141
Lamar Media Corp. 4.00% 2/15/2030		260	236
Lamar Media Corp. 3.625% 1/15/2031		160	141
Level 3 Financing, Inc. 3.75% 7/15/2029[1]		550	173
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,2,3]		2,558	377
Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,3,4,5]		347	330
Likewize Corp. 9.75% 10/15/2025[1]		140	141
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% 2/15/2031[1]		330	337
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]		1,975	1,826
News Corp. 3.875% 5/15/2029[1]		1,240	1,143
Nexstar Media, Inc. 5.625% 7/15/2027[1]		324	308
Nexstar Media, Inc. 4.75% 11/1/2028[1]		3,195	2,844
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]		680	474
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]		1,865	1,756
Sirius XM Radio, Inc. 5.00% 8/1/2027[1]		220	211
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]		2,914	2,635
Sirius XM Radio, Inc. 5.50% 7/1/2029[1]		485	456
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]		1,973	1,687
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]		4,248	3,471
Sprint Capital Corp. 6.875% 11/15/2028		316	335
Sprint Capital Corp. 8.75% 3/15/2032		716	862
Sprint, LLC 7.625% 3/1/2026		480	494
TEGNA, Inc. 5.00% 9/15/2029		366	324
T-Mobile USA, Inc. 3.375% 4/15/2029		860	795
Univision Communications, Inc. 6.625% 6/1/2027[1]		3,170	3,038
Univision Communications, Inc. 8.00% 8/15/2028[1]		2,455	2,396
Univision Communications, Inc. 4.50% 5/1/2029[1]		4,762	4,007
Univision Communications, Inc. 7.375% 6/30/2030[1]		2,235	2,081
Univision Communications, Inc. 8.50% 7/31/2031[1]		960	933
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.585% 6/24/2029[5,6]		68	69
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]		2,375	1,975
VZ Secured Financing BV 5.00% 1/15/2032[1]		600	512
WMG Acquisition Corp. 3.75% 12/1/2029[1]		1,450	1,316
199	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
WMG Acquisition Corp. 3.875% 7/15/2030[1]	USD	580	$518
WMG Acquisition Corp. 3.00% 2/15/2031[1]		225	194
Ziggo BV 4.875% 1/15/2030[1]		865	770
			108,222

Consumer discretionary 10.40%
Advance Auto Parts, Inc. 1.75% 10/1/2027		199	174
Advance Auto Parts, Inc. 5.95% 3/9/2028		933	926
Advance Auto Parts, Inc. 3.90% 4/15/2030		1,121	1,014
Advance Auto Parts, Inc. 3.50% 3/15/2032		1,004	854
Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.208% 2/2/2026[5,6]		338	331
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]		841	837
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]		265	242
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]		580	508
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]		1,904	1,968
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]		1,275	1,180
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]		865	784
Bath & Body Works, Inc. 6.875% 11/1/2035		1,836	1,854
Bath & Body Works, Inc. 6.75% 7/1/2036		875	872
Boyd Gaming Corp. 4.75% 12/1/2027		441	425
Boyd Gaming Corp. 4.75% 6/15/2031[1]		345	313
Boyne USA, Inc. 4.75% 5/15/2029[1]		650	607
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]		3,769	3,458
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]		1,967	2,011
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]		1,235	1,242
Carnival Corp. 5.75% 3/1/2027[1]		890	880
Carnival Corp. 4.00% 8/1/2028[1]		2,440	2,293
Carnival Corp. 6.00% 5/1/2029[1]		2,556	2,526
Carnival Corp. 10.50% 6/1/2030[1]		1,564	1,700
Clarios Global, LP 6.25% 5/15/2026[1]		140	140
Clarios Global, LP 8.50% 5/15/2027[1]		315	317
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]		1,540	1,594
Dana, Inc. 4.50% 2/15/2032		195	168
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]		1,295	1,180
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]		1,745	1,534
First Student Bidco, Inc. 4.00% 7/31/2029[1]		1,365	1,231
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[5,6]		336	337
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[5,6]		102	102
Ford Motor Co. 3.25% 2/12/2032		210	174
Ford Motor Co. 6.10% 8/19/2032		250	250
Ford Motor Credit Co., LLC 6.95% 6/10/2026		799	815
Ford Motor Credit Co., LLC 4.271% 1/9/2027		695	670
Ford Motor Credit Co., LLC 3.815% 11/2/2027		115	108
Ford Motor Credit Co., LLC 5.113% 5/3/2029		300	290
Ford Motor Credit Co., LLC 7.20% 6/10/2030		370	389
Ford Motor Credit Co., LLC 4.00% 11/13/2030		770	688
Ford Motor Credit Co., LLC 7.122% 11/7/2033		1,215	1,285
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]		280	283
Gap, Inc. 3.625% 10/1/2029[1]		170	147
Gap, Inc. 3.875% 10/1/2031[1]		108	90
Garrett Motion Holdings, Inc. 7.75% 5/31/2032[1]		225	228
Hanesbrands, Inc. 4.875% 5/15/2026[1]		714	699
Hanesbrands, Inc. 9.00% 2/15/2031[1]		1,821	1,910
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[5,6]		1,258	1,264
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030		408	392
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]		1,045	936
American Funds Insurance Series	200

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	USD	591	$552
Hyundai Capital America 1.65% 9/17/2026[1]		70	64
International Game Technology PLC 6.50% 2/15/2025[1]		201	201
International Game Technology PLC 4.125% 4/15/2026[1]		465	453
International Game Technology PLC 5.25% 1/15/2029[1]		1,065	1,031
KB Home 6.875% 6/15/2027		330	338
KB Home 7.25% 7/15/2030		330	340
Kontoor Brands, Inc. 4.125% 11/15/2029[1]		370	335
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]		4,230	3,960
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]		2,000	2,089
Levi Strauss & Co. 3.50% 3/1/2031[1]		915	793
LGI Homes, Inc. 8.75% 12/15/2028[1]		445	464
Light and Wonder International, Inc. 7.00% 5/15/2028[1]		735	739
Light and Wonder International, Inc. 7.25% 11/15/2029[1]		960	981
Light and Wonder International, Inc. 7.50% 9/1/2031[1]		305	315
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]		205	203
Lithia Motors, Inc. 3.875% 6/1/2029[1]		1,090	980
Lithia Motors, Inc. 4.375% 1/15/2031[1]		700	624
M.D.C. Holdings, Inc. 6.00% 1/15/2043		803	846
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]		690	635
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]		595	558
Merlin Entertainments PLC 5.75% 6/15/2026[1]		492	485
MGM Resorts International 5.50% 4/15/2027		200	197
Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.446% 9/9/2026[5,6]		227	228
NCL Corp., Ltd. 5.875% 2/15/2027[1]		375	370
NCL Corp., Ltd. 7.75% 2/15/2029[1]		360	375
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]		1,650	1,632
Newell Brands Inc. 6.625% 9/15/2029		435	427
Party City Holdings, Inc. 0% 10/12/2028[4]		500	—	[8]
Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,3]		2,366	2,285
PENN Entertainment, Inc. 4.125% 7/1/2029[1]		15	13
QVC, Inc. 4.45% 2/15/2025		580	571
Rakuten Group, Inc. 9.75% 4/15/2029[1]		375	387
RHP Hotel Properties, LP 7.25% 7/15/2028[1]		492	509
RHP Hotel Properties, LP 4.50% 2/15/2029[1]		660	619
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]		70	69
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]		435	430
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]		860	909
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]		60	64
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]		553	573
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]		1,725	1,741
Sally Holdings, LLC 6.75% 3/1/2032		1,792	1,772
Scientific Games Holdings, LP 6.625% 3/1/2030[1]		805	785
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.306% 4/4/2029[5,6]		497	497
Service Corp. International 4.00% 5/15/2031		305	272
Sonic Automotive, Inc. 4.625% 11/15/2029[1]		1,735	1,568
Sonic Automotive, Inc. 4.875% 11/15/2031[1]		2,525	2,225
Station Casinos, LLC 6.625% 3/15/2032[1]		320	319
STL Holding Co., LLC 8.75% 2/15/2029[1]		295	308
Tempur Sealy International, Inc. 4.00% 4/15/2029[1]		95	86
Travel + Leisure Co. 4.50% 12/1/2029[1]		370	341
Universal Entertainment Corp. 8.75% 12/11/2024[1]		4,610	4,966
Vail Resorts, Inc. 6.50% 5/15/2032[1]		1,075	1,089
Valvoline, Inc. 3.625% 6/15/2031[1]		630	544
Velocity Vehicle Group, LLC 8.00% 6/1/2029[1]		710	731
Wand NewCo 3, Inc. 7.625% 1/30/2032[1]		1,435	1,483
Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/30/2031[5,6]		420	423
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]		1,040	1,018
201	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	USD	455	$424
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]		482	459
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]		247	256
ZF North America Capital, Inc. 4.75% 4/29/2025[1]		300	296
ZF North America Capital, Inc. 7.125% 4/14/2030[1]		250	259
			92,726

Health care 9.26%
AdaptHealth, LLC 6.125% 8/1/2028[1]		535	511
AdaptHealth, LLC 4.625% 8/1/2029[1]		1,015	881
AdaptHealth, LLC 5.125% 3/1/2030[1]		1,475	1,292
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]		1,295	1,193
Avantor Funding, Inc. 4.625% 7/15/2028[1]		2,040	1,943
Avantor Funding, Inc. 3.875% 11/1/2029[1]		905	824
Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.689% 5/10/2027[5,6]		450	446
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]		619	561
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]		716	499
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]		4,599	4,288
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]		1,256	1,139
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]		245	204
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]		875	698
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]		982	517
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]		3,610	2,706
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]		340	177
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]		1,732	814
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]		3,317	1,555
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.694% 2/1/2027[5,6]		351	321
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]		815	800
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]		455	436
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]		1,078	1,033
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.344% 2/22/2028[5,6]		562	563
Centene Corp. 4.25% 12/15/2027		337	322
Centene Corp. 4.625% 12/15/2029		1,495	1,415
Centene Corp. 3.375% 2/15/2030		217	193
Centene Corp. 3.00% 10/15/2030		295	252
Centene Corp. 2.50% 3/1/2031		1,125	924
Centene Corp. 2.625% 8/1/2031		615	506
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]		186	176
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]		680	621
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]		1,510	1,407
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]		1,845	1,523
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]		1,020	803
CHS / Community Health Systems, Inc. 10.875% 1/15/2032[1]		185	193
Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]		405	411
DaVita, Inc. 4.625% 6/1/2030[1]		690	624
Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]		2,855	2,950
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[5,6]		2,170	2,168
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 7/1/2030[5,6]		178	178
Grifols SA 4.75% 10/15/2028[1]		1,960	1,693
Grifols, SA 7.50% 5/1/2030[4]	EUR	1,400	1,499
HCA, Inc. 5.625% 9/1/2028	USD	1,300	1,312
HCA, Inc. 3.50% 9/1/2030		180	162
HCA, Inc. 4.625% 3/15/2052		233	188
HCA, Inc. 7.50% 11/15/2095		250	270
Hologic, Inc. 3.25% 2/15/2029[1]		415	373
American Funds Insurance Series	202

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
IQVIA, Inc. 5.00% 10/15/2026[1]	USD	603	$592
IQVIA, Inc. 6.50% 5/15/2030[1]		245	249
Jazz Securities DAC 4.375% 1/15/2029[1]		261	242
Mallinckrodt International Finance SA 14.75% 11/14/2028[1]		284	309
Medline Borrower, LP 3.875% 4/1/2029[1]		225	207
Medline Borrower, LP 6.25% 4/1/2029[1]		1,114	1,128
Medline Borrower, LP 5.25% 10/1/2029[1]		1,760	1,681
Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.094% 10/23/2028[5,6]		556	558
Molina Healthcare, Inc. 4.375% 6/15/2028[1]		830	782
Molina Healthcare, Inc. 3.875% 11/15/2030[1]		2,514	2,237
Molina Healthcare, Inc. 3.875% 5/15/2032[1]		2,650	2,299
Option Care Health, Inc. 4.375% 10/31/2029[1]		290	266
Owens & Minor, Inc. 4.50% 3/31/2029[1]		1,710	1,476
Owens & Minor, Inc. 6.625% 4/1/2030[1]		2,310	2,102
Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[1,3]		2,468	2,317
Radiology Partners, Inc. 9.78% PIK 2/15/2030[1,3]		2,427	1,945
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%)
1.50% PIK and 9.08% Cash 1/31/2029[3,5,6]		1,761	1,675
Select Medical Corp. 6.25% 8/15/2026[1]		554	557
Star Parent, Inc. 9.00% 10/1/2030[1]		560	589
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]		365	366
Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]		495	501
Surgery Center Holdings, Inc., Term Loan B2, (1-month USD CME Term SOFR + 2.75%) 8.092% 12/19/2030[5,6]		345	346
Team Health Holdings, Inc. 6.375% 2/1/2025[1]		244	234
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.58% 3/2/2027[5,6]		271	253
Tenet Healthcare Corp. 6.25% 2/1/2027		500	500
Tenet Healthcare Corp. 5.125% 11/1/2027		265	260
Tenet Healthcare Corp. 4.625% 6/15/2028		440	419
Tenet Healthcare Corp. 6.125% 10/1/2028		460	458
Tenet Healthcare Corp. 4.25% 6/1/2029		1,535	1,431
Tenet Healthcare Corp. 4.375% 1/15/2030		895	830
Tenet Healthcare Corp. 6.125% 6/15/2030		25	25
Tenet Healthcare Corp. 6.75% 5/15/2031		1,490	1,514
Tenet Healthcare Corp. 6.875% 11/15/2031		100	106
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,784	1,676
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		745	719
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		813	833
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		5,640	5,430
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		400	430
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		754	839
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		822	575
			82,520

Materials 8.97%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]		510	503
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]		1,495	1,535
ArcelorMittal SA 6.80% 11/29/2032		315	332
ArcelorMittal SA 7.00% 10/15/2039		488	525
ArcelorMittal SA 6.75% 3/1/2041		755	771
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]		1,290	1,093
ATI, Inc. 4.875% 10/1/2029		690	646
ATI, Inc. 7.25% 8/15/2030		375	388
ATI, Inc. 5.125% 10/1/2031		1,110	1,027
Avient Corp. 7.125% 8/1/2030[1]		335	342
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]		240	250
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]		460	448
203	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Ball Corp. 6.875% 3/15/2028	USD	465	$478
Ball Corp. 6.00% 6/15/2029		350	352
Ball Corp. 2.875% 8/15/2030		160	136
Ball Corp. 3.125% 9/15/2031		1,220	1,033
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]		1,300	1,167
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		1,158	1,151
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]		1,871	1,773
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]		550	545
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]		2,240	1,986
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]		990	980
Consolidated Energy Finance SA 5.625% 10/15/2028[1]		505	430
Consolidated Energy Finance SA 12.00% 2/15/2031[1]		3,615	3,733
CVR Partners, LP 6.125% 6/15/2028[1]		685	659
Element Solutions, Inc. 3.875% 9/1/2028[1]		630	580
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]		7,465	7,301
First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]		5,620	5,879
Freeport-McMoRan, Inc. 4.25% 3/1/2030		437	413
Freeport-McMoRan, Inc. 5.45% 3/15/2043		411	391
FXI Holdings, Inc. 12.25% 11/15/2026[1]		9,072	9,012
FXI Holdings, Inc. 12.25% 11/15/2026[1]		5,873	5,845
INEOS Finance PLC 6.75% 5/15/2028[1]		500	502
INEOS Finance PLC 7.50% 4/15/2029[1]		285	288
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]		638	598
LABL, Inc. 10.50% 7/15/2027[1]		160	157
LABL, Inc. 5.875% 11/1/2028[1]		730	667
LABL, Inc. 9.50% 11/1/2028[1]		302	305
LSB Industries, Inc. 6.25% 10/15/2028[1]		625	603
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]		382	383
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]		900	902
Methanex Corp. 5.125% 10/15/2027		2,415	2,331
Methanex Corp. 5.25% 12/15/2029		462	446
Methanex Corp. 5.65% 12/1/2044		465	402
Mineral Resources, Ltd. 8.125% 5/1/2027[1]		263	265
Mineral Resources, Ltd. 8.00% 11/1/2027[1]		1,549	1,586
Mineral Resources, Ltd. 9.25% 10/1/2028[1]		1,960	2,060
Mineral Resources, Ltd. 8.50% 5/1/2030[1]		630	653
NOVA Chemicals Corp. 5.25% 6/1/2027[1]		1,741	1,667
NOVA Chemicals Corp. 8.50% 11/15/2028[1]		245	260
NOVA Chemicals Corp. 4.25% 5/15/2029[1]		1,555	1,372
NOVA Chemicals Corp. 9.00% 2/15/2030[1]		2,125	2,245
Novelis Corp. 3.25% 11/15/2026[1]		690	650
Novelis Corp. 4.75% 1/30/2030[1]		478	444
Novelis Corp. 3.875% 8/15/2031[1]		987	855
Olin Corp. 5.625% 8/1/2029		200	196
Olin Corp. 5.00% 2/1/2030		180	170
Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]		600	601
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]		660	615
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]		1,285	1,210
Summit Materials, LLC 6.50% 3/15/2027[1]		360	361
Summit Materials, LLC 5.25% 1/15/2029[1]		755	729
Summit Materials, LLC 7.25% 1/15/2031[1]		385	399
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]		470	514
Trivium Packaging Finance BV 5.50% 8/15/2026[1]		330	324
Trivium Packaging Finance BV 8.50% 8/15/2027[1]		1,025	1,018
Tronox, Inc. 4.625% 3/15/2029[1]		740	669
American Funds Insurance Series	204

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[3,5,6]	USD	393	$396
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[3,5,6]		825	822
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]		623	637
			80,006

Financials 8.23%
AG Issuer, LLC 6.25% 3/1/2028[1]		1,211	1,186
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]		907	941
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]		660	619
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]		1,801	1,778
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]		1,460	1,368
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]		660	667
AmWINS Group, Inc. 6.375% 2/15/2029[1]		765	768
AmWINS Group, Inc. 4.875% 6/30/2029[1]		1,220	1,137
Aretec Group, Inc. 7.50% 4/1/2029[1]		3,168	3,057
Aretec Group, Inc. 10.00% 8/15/2030[1]		1,260	1,372
AssuredPartners, Inc. 5.625% 1/15/2029[1]		365	342
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]		180	182
Block, Inc. 2.75% 6/1/2026		1,640	1,550
Block, Inc. 3.50% 6/1/2031		1,605	1,386
Block, Inc. 6.50% 5/15/2032[1]		2,270	2,303
Blue Owl Capital Corp. 3.40% 7/15/2026		290	273
Blue Owl Capital Corp. III 3.125% 4/13/2027		600	549
Blue Owl Credit Income Corp. 4.70% 2/8/2027		965	919
Blue Owl Credit Income Corp. 6.65% 3/15/2031		380	372
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]		1,060	1,106
BroadStreet Partners, Inc. 5.875% 4/15/2029[1]		575	537
Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]		835	808
Coinbase Global, Inc. 3.375% 10/1/2028[1]		2,830	2,429
Coinbase Global, Inc. 3.625% 10/1/2031[1]		2,745	2,203
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]		4,290	4,073
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]		1,230	1,114
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]		607	609
Hightower Holding, LLC 6.75% 4/15/2029[1]		1,280	1,199
Howden UK Refinance PLC 7.25% 2/15/2031[1]		960	954
Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]		885	880
HUB International, Ltd. 5.625% 12/1/2029[1]		240	227
HUB International, Ltd. 7.25% 6/15/2030[1]		767	787
HUB International, Ltd. 7.375% 1/31/2032[1]		630	639
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.575% 6/20/2030[5,6]		172	173
Intercontinental Exchange, Inc. 3.625% 9/1/2028[1]		410	387
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]		1,335	1,221
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]		160	140
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]		445	449
LPL Holdings, Inc. 4.375% 5/15/2031[1]		715	656
MSCI, Inc. 3.875% 2/15/2031[1]		630	568
MSCI, Inc. 3.625% 11/1/2031[1]		341	299
MSCI, Inc. 3.25% 8/15/2033[1]		584	483
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]		380	383
Navient Corp. 5.875% 10/25/2024		1,295	1,294
Navient Corp. 6.75% 6/25/2025		550	550
Navient Corp. 6.75% 6/15/2026		640	644
Navient Corp. 5.00% 3/15/2027		2,723	2,602
Navient Corp. 4.875% 3/15/2028		550	505
Navient Corp. 5.50% 3/15/2029		2,280	2,084
Navient Corp. 9.375% 7/25/2030		300	316
205	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Navient Corp. 11.50% 3/15/2031	USD	2,675	$2,949
Navient Corp. 5.625% 8/1/2033		1,478	1,181
OneMain Finance Corp. 7.125% 3/15/2026		1,335	1,358
OneMain Finance Corp. 5.375% 11/15/2029		120	113
OneMain Finance Corp. 7.875% 3/15/2030		915	944
Osaic Holdings, Inc. 10.75% 8/1/2027[1]		4,111	4,236
Osaic Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 4.00%) 9.344% 8/17/2028[5,6]		354	356
Owl Rock Capital Corp. 3.75% 7/22/2025		600	585
Oxford Finance, LLC 6.375% 2/1/2027[1]		1,753	1,690
Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]		1,490	1,508
Rocket Mortgage, LLC 2.875% 10/15/2026[1]		520	486
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]		720	668
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]		655	621
Starwood Property Trust, Inc. 7.25% 4/1/2029[1]		225	228
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[5,6]		4,960	5,069
USI, Inc. 7.50% 1/15/2032[1]		320	325
			73,405

Information technology 7.22%
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]		60	57
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]		580	544
Boxer Parent Co., Inc. 7.125% 10/2/2025[1]		180	181
Boxer Parent Co., Inc. 9.125% 3/1/2026[1]		240	241
Cloud Software Group, Inc. 6.50% 3/31/2029[1]		1,205	1,158
Cloud Software Group, Inc. 9.00% 9/30/2029[1]		5,385	5,229
Cloud Software Group, Inc. 8.25% 6/30/2032[1]		1,400	1,428
Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[5,6]		2,185	2,186
CommScope Technologies, LLC 6.00% 6/15/2025[1]		4,084	3,332
CommScope Technologies, LLC 5.00% 3/15/2027[1]		1,340	557
CommScope, Inc. 6.00% 3/1/2026[1]		2,253	1,980
CommScope, Inc. 8.25% 3/1/2027[1]		762	362
CommScope, Inc. 7.125% 7/1/2028[1]		309	128
CommScope, Inc. 4.75% 9/1/2029[1]		530	368
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[5,6]		2,078	1,876
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[1,5,6]		9,800	10,154
Entegris, Inc. 4.75% 4/15/2029[1]		370	354
Fair Isaac Corp. 4.00% 6/15/2028[1]		855	800
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,6,9]		3,647	3,665
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[5,6,9]		40	40
Fortress Intermediate 3, Inc. 7.50% 6/1/2031[1]		440	451
Gartner, Inc. 4.50% 7/1/2028[1]		1,038	1,001
Gartner, Inc. 3.625% 6/15/2029[1]		19	17
Gartner, Inc. 3.75% 10/1/2030[1]		776	697
Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]		345	312
Helios Software Holdings, Inc. 8.75% 5/1/2029[1]		2,750	2,803
Hughes Satellite Systems Corp. 5.25% 8/1/2026		3,255	2,523
Hughes Satellite Systems Corp. 6.625% 8/1/2026		2,380	1,109
Imola Merger Corp. 4.75% 5/15/2029[1]		300	281
ION Trading Technologies SARL 9.50% 5/30/2029[1]		1,400	1,427
McAfee Corp. 7.375% 2/15/2030[1]		865	800
MicroStrategy, Inc. 6.125% 6/15/2028[1]		760	737
NCR Atleos Corp. 9.50% 4/1/2029[1]		2,530	2,737
American Funds Insurance Series	206

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
NCR Voyix Corp. 5.125% 4/15/2029[1]	USD	1,179	$1,111
Open Text Corp. 3.875% 2/15/2028[1]		645	598
Open Text Corp. 3.875% 12/1/2029[1]		465	417
Open Text Holdings, Inc. 4.125% 12/1/2031[1]		220	194
Rocket Software, Inc. 6.50% 2/15/2029[1]		330	288
Synaptics, Inc. 4.00% 6/15/2029[1]		375	340
UKG, Inc. 6.875% 2/1/2031[1]		1,855	1,880
UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.576% 2/10/2031[5,6]		874	878
Unisys Corp. 6.875% 11/1/2027[1]		975	857
Viasat, Inc. 5.625% 9/15/2025[1]		1,445	1,403
Viasat, Inc. 5.625% 4/15/2027[1]		600	538
Viasat, Inc. 6.50% 7/15/2028[1]		870	659
Viasat, Inc. 7.50% 5/30/2031[1]		2,079	1,384
Viavi Solutions, Inc. 3.75% 10/1/2029[1]		230	195
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[4,7,9]		3,110	3,027
Xerox Holdings Corp. 5.50% 8/15/2028[1]		435	375
Xerox Holdings Corp. 8.875% 11/30/2029[1]		440	420
Zebra Technologies Corp. 6.50% 6/1/2032[1]		300	304
			64,403

Industrials 6.54%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]		217	215
AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]		261	266
ADT Security Corp. 4.125% 8/1/2029[1]		200	185
Allison Transmission, Inc. 3.75% 1/30/2031[1]		1,045	917
Alta Equipment Group, Inc. 9.00% 6/1/2029[1]		300	279
Ambipar Lux SARL 9.875% 2/6/2031[1]		380	369
American Airlines, Inc. 8.50% 5/15/2029[1]		415	431
Aramark Services, Inc. 5.00% 4/1/2025[1]		140	139
Atkore, Inc. 4.25% 6/1/2031[1]		915	807
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]		885	851
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]		55	51
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]		1,325	1,214
Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]		1,055	1,046
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]		2,098	1,888
Boeing Co. 6.528% 5/1/2034[1]		896	918
Boeing Co. 6.858% 5/1/2054[1]		386	396
Bombardier, Inc. 7.125% 6/15/2026[1]		441	448
Bombardier, Inc. 7.875% 4/15/2027[1]		535	537
Bombardier, Inc. 6.00% 2/15/2028[1]		560	554
Bombardier, Inc. 7.45% 5/1/2034[1]		115	129
Brand Industrial Services, Inc. 10.375% 8/1/2030[1]		430	465
Brand Industrial Services, Inc., Term Loan C, (3-month USD CME Term SOFR + 4.50%) 9.827% 8/1/2030[5,6]		228	229
Brink’s Co. (The) 6.50% 6/15/2029[1]		170	172
Brink’s Co. (The) 4.625% 10/15/2027[1]		719	690
BWX Technologies, Inc. 4.125% 6/30/2028[1]		165	154
BWX Technologies, Inc. 4.125% 4/15/2029[1]		335	310
Champions Financing, Inc. 8.75% 2/15/2029[1]		715	734
Chart Industries, Inc. 7.50% 1/1/2030[1]		523	541
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]		915	851
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]		890	827
Clean Harbors, Inc. 4.875% 7/15/2027[1]		766	742
Clean Harbors, Inc. 6.375% 2/1/2031[1]		116	116
CoreLogic, Inc. 4.50% 5/1/2028[1]		2,824	2,566
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/2029[5,6]		660	648
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]		980	911
Enviri Corp. 5.75% 7/31/2027[1]		480	457
207	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	USD	1,850	$1,911
EquipmentShare.com, Inc. 8.625% 5/15/2032[1]		575	597
ESAB Corp. 6.25% 4/15/2029[1]		525	529
GFL Environmental, Inc. 4.00% 8/1/2028[1]		430	400
Herc Holdings, Inc. 5.50% 7/15/2027[1]		200	197
Herc Holdings, Inc. 6.625% 6/15/2029[1]		235	239
Hertz Corp. (The) 4.625% 12/1/2026[1]		220	160
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[5,6]		151	137
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[5,6]		29	26
Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[1]		745	772
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/2029[5,6]		350	351
Icahn Enterprises, LP 6.25% 5/15/2026		897	891
Icahn Enterprises, LP 5.25% 5/15/2027		1,219	1,145
Icahn Enterprises, LP 9.75% 1/15/2029[1]		745	773
Icahn Enterprises, LP 4.375% 2/1/2029		675	578
Maxim Crane Works Holdings Capital, LLC 11.50% 9/1/2028[1]		450	465
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]		1,282	1,285
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]		309	311
Moog, Inc. 4.25% 12/9/2027[1]		395	375
Mueller Water Products, Inc. 4.00% 6/15/2029[1]		275	252
NESCO Holdings II, Inc. 5.50% 4/15/2029[1]		315	292
Owens Corning 3.50% 2/15/2030[1]		530	483
Pitney Bowes, Inc. 6.875% 3/15/2027[1]		600	567
PM General Purchaser, LLC 9.50% 10/1/2028[1]		1,320	1,350
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]		475	440
Reworld Holding Corp. 4.875% 12/1/2029[1]		990	905
Reworld Holding Corp. 5.00% 9/1/2030		1,455	1,318
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]		581	592
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]		468	489
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]		110	101
Sabre GLBL, Inc. 8.625% 6/1/2027[1]		50	46
Seagate HDD Cayman 8.25% 12/15/2029		190	204
Seagate HDD Cayman 8.50% 7/15/2031		455	490
Sensata Technologies, Inc. 3.75% 2/15/2031[1]		795	694
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]		440	429
Spirit AeroSystems, Inc. 4.60% 6/15/2028		1,218	1,142
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]		1,249	1,346
Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]		3,190	3,523
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.58% 1/15/2027[5,6]		1,092	1,101
Stericycle, Inc. 3.875% 1/15/2029[1]		65	61
Titan International, Inc. 7.00% 4/30/2028		750	722
TransDigm, Inc. 5.50% 11/15/2027		1,030	1,012
TransDigm, Inc. 6.375% 3/1/2029[1]		1,320	1,328
TransDigm, Inc. 4.875% 5/1/2029		380	356
TransDigm, Inc. 6.875% 12/15/2030[1]		355	363
TransDigm, Inc. 6.625% 3/1/2032[1]		1,225	1,239
United Rentals (North America), Inc. 6.00% 12/15/2029[1]		115	116
United Rentals (North America), Inc. 3.875% 2/15/2031		720	643
United Rentals (North America), Inc. 3.75% 1/15/2032		505	440
United Rentals (North America), Inc. 6.125% 3/15/2034[1]		310	309
WESCO Distribution, Inc. 6.625% 3/15/2032[1]		1,600	1,619
Wrangler Holdco Corp. 6.625% 4/1/2032[1]		325	324
XPO, Inc. 7.125% 6/1/2031[1]		533	545
XPO, Inc. 7.125% 2/1/2032[1]		270	277
			58,313
American Funds Insurance Series	208

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate 5.89%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	USD	2,063	$1,272
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]		1,392	832
Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]		465	381
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]		1,369	1,342
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]		574	535
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/31/2030[5,6]		294	296
Forestar Group, Inc. 3.85% 5/15/2026[1]		465	446
Forestar Group, Inc. 5.00% 3/1/2028[1]		92	88
Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]		255	269
HAT Holdings I, LLC 8.00% 6/15/2027[1]		300	312
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]		1,327	1,263
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]		2,513	2,250
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]		3,083	2,658
Iron Mountain, Inc. 4.875% 9/15/2027[1]		1,006	976
Iron Mountain, Inc. 5.25% 3/15/2028[1]		1,214	1,176
Iron Mountain, Inc. 5.00% 7/15/2028[1]		367	352
Iron Mountain, Inc. 7.00% 2/15/2029[1]		210	214
Iron Mountain, Inc. 5.25% 7/15/2030[1]		3,075	2,925
Iron Mountain, Inc. 4.50% 2/15/2031[1]		1,660	1,500
Kennedy-Wilson, Inc. 4.75% 3/1/2029		2,270	1,944
Kennedy-Wilson, Inc. 4.75% 2/1/2030		2,750	2,285
Kennedy-Wilson, Inc. 5.00% 3/1/2031		2,255	1,846
Ladder Capital Finance Holdings LLP 5.25% 10/1/2025[1]		650	645
Ladder Capital Finance Holdings LLP 4.25% 2/1/2027[1]		1,249	1,184
Ladder Capital Finance Holdings LLP 4.75% 6/15/2029[1]		780	721
MPT Operating Partnership, LP 5.00% 10/15/2027		5,968	4,935
MPT Operating Partnership, LP 3.50% 3/15/2031		1,134	740
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]		820	770
Park Intermediate Holdings, LLC 7.00% 2/1/2030[1]		380	385
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]		800	707
SBA Communications Corp. 3.125% 2/1/2029		131	117
Service Properties Trust 5.25% 2/15/2026		117	113
Service Properties Trust 4.75% 10/1/2026		1,445	1,355
Service Properties Trust 4.95% 2/15/2027		1,931	1,756
Service Properties Trust 5.50% 12/15/2027		350	325
Service Properties Trust 3.95% 1/15/2028		2,682	2,249
Service Properties Trust 8.375% 6/15/2029		1,985	1,953
Service Properties Trust 4.95% 10/1/2029		2,139	1,625
Service Properties Trust 4.375% 2/15/2030		941	666
Service Properties Trust 8.625% 11/15/2031[1]		4,465	4,658
Service Properties Trust 8.875% 6/15/2032		1,050	980
VICI Properties, LP 3.50% 2/15/2025[1]		261	258
VICI Properties, LP 4.625% 6/15/2025[1]		620	612
VICI Properties, LP 3.875% 2/15/2029[1]		650	602
			52,518

Consumer staples 4.47%
Albertsons Companies, Inc. 4.625% 1/15/2027[1]		900	870
Albertsons Companies, Inc. 3.50% 3/15/2029[1]		993	894
Albertsons Companies, Inc. 4.875% 2/15/2030[1]		465	440
Amer Sports Co. 6.75% 2/16/2031[1]		575	574
B&G Foods, Inc. 5.25% 4/1/2025		183	183
B&G Foods, Inc. 5.25% 9/15/2027		1,383	1,283
B&G Foods, Inc. 8.00% 9/15/2028[1]		965	982
BJ’s Wholesale Club, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 7.329% 2/5/2029[5,6]		222	223
Central Garden & Pet Co. 4.125% 10/15/2030		915	816
Central Garden & Pet Co. 4.125% 4/30/2031[1]		880	777
Coty, Inc. 5.00% 4/15/2026[1]		1,135	1,121
209	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Coty, Inc. 4.75% 1/15/2029[1]	USD	1,880	$1,788
Coty, Inc. 6.625% 7/15/2030[1]		925	939
Darling Ingredients, Inc. 6.00% 6/15/2030[1]		1,085	1,068
Energizer Holdings, Inc. 4.375% 3/31/2029[1]		465	421
Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]		1,120	1,158
Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/2031[5,6]		160	161
H.J. Heinz Co. 3.875% 5/15/2027		275	266
H.J. Heinz Co. 4.375% 6/1/2046		26	21
Ingles Markets, Inc. 4.00% 6/15/2031[1]		370	322
KeHE Distributors, LLC 9.00% 2/15/2029[1]		485	498
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]		2,223	2,277
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]		3,390	3,508
Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[1]		640	641
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[1]		425	408
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]		1,920	1,745
Performance Food Group, Inc. 5.50% 10/15/2027[1]		705	690
Performance Food Group, Inc. 4.25% 8/1/2029[1]		483	440
Post Holdings, Inc. 5.625% 1/15/2028[1]		1,199	1,181
Post Holdings, Inc. 5.50% 12/15/2029[1]		451	436
Post Holdings, Inc. 4.625% 4/15/2030[1]		3,355	3,085
Post Holdings, Inc. 4.50% 9/15/2031[1]		1,145	1,027
Post Holdings, Inc. 6.25% 2/15/2032[1]		2,165	2,171
Prestige Brands, Inc. 5.125% 1/15/2028[1]		138	134
Prestige Brands, Inc. 3.75% 4/1/2031[1]		1,275	1,111
Simmons Foods, Inc. 4.625% 3/1/2029[1]		558	491
TreeHouse Foods, Inc. 4.00% 9/1/2028		1,925	1,731
United Natural Foods, Inc. 6.75% 10/15/2028[1]		2,378	2,149
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.094% 5/1/2031[5,6]		1,345	1,353
US Foods, Inc. 4.625% 6/1/2030[1]		510	474
			39,857

Utilities 1.82%
Aegea Finance SARL 9.00% 1/20/2031[1]		330	343
AmeriGas Partners, LP 5.50% 5/20/2025		102	102
AmeriGas Partners, LP 5.75% 5/20/2027		302	285
Calpine Corp. 4.50% 2/15/2028[1]		150	143
Calpine Corp. 5.125% 3/15/2028[1]		518	499
Calpine Corp. 3.75% 3/1/2031[1]		500	442
DPL, Inc. 4.125% 7/1/2025		555	546
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,10]		1,155	1,151
Enfragen Energia Sur SA 5.375% 12/30/2030		200	167
FirstEnergy Corp. 2.25% 9/1/2030		980	821
MIWD Holdco II, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.844% 3/28/2031[5,6]		280	282
NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]		122	122
NRG Energy, Inc. 3.625% 2/15/2031[1]		110	94
Pacific Gas and Electric Co. 3.30% 8/1/2040		280	200
Pacific Gas and Electric Co. 4.95% 7/1/2050		745	616
Pacific Gas and Electric Co. 3.50% 8/1/2050		2,020	1,320
PG&E Corp. 5.00% 7/1/2028		2,935	2,827
PG&E Corp. 5.25% 7/1/2030		3,365	3,216
Talen Energy Supply, LLC 8.625% 6/1/2030[1]		2,362	2,520
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/2030[5,6]		282	285
Vistra Operations Co., LLC 3.55% 7/15/2024[1]		231	231
			16,212
American Funds Insurance Series	210

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Municipals 0.02%
Aeropuertos Dominicanos Siglo XXI, SA 7.00% 6/30/2034[1]	USD	200	$203
Total corporate bonds, notes & loans			799,209

U.S. Treasury bonds & notes 0.10%
U.S. Treasury 0.10%
U.S. Treasury 3.875% 8/15/2033[11]		920	885

Mortgage-backed obligations 0.08%
Collateralized mortgage-backed obligations 0.08%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,4]		712	696

Bonds & notes of governments & government agencies outside the U.S. 0.04%
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[7]		600	339
Total bonds, notes & other debt instruments (cost: $822,620,000)			801,129

Convertible bonds & notes 0.07%
Communication services 0.07%
DISH Network Corp., convertible notes, 3.375% 8/15/2026		925	578
Total convertible bonds & notes (cost: $835,000)			578

Common stocks 6.14%	Shares
Health care 2.56%
Rotech Healthcare, Inc.[4,9,12]	201,793	19,877
Endo, Inc.[12]	72,421	2,037
Endo, Inc.[1,12]	25,905	728
Endo, Inc. GUC 6.00% Escrow[4,12]	2,313,000	—	[8]
Endo, Inc., 1L 7.50% Escrow[4,12]	5,505,000	—	[8]
Endo, Inc., 2L 9.50% Escrow[4,12]	311,000	—	[8]
Endo, Inc., 1L 6.875% Escrow[4,12]	520,000	—	[8]
Endo, Inc., 1L 6.125% Escrow[4,12]	525,000	—	[8]
Mallinckrodt PLC[12]	3,631	194
		22,836

Information technology 1.21%
Diebold Nixdorf, Inc.[12]	281,243	10,822

Energy 0.90%
Ascent Resources - Utica, LLC, Class A4,9	62,978	2,647
Chesapeake Energy Corp.	29,829	2,452
Weatherford International[12]	10,059	1,232
Altera Infrastructure, LP4,12	9,127	682
Constellation Oil Services Holding SA, Class B-1[4,12]	3,449,949	552
Diamond Offshore Drilling, Inc.[12]	13,372	207
Mesquite Energy, Inc.[4,12]	3,558	202
Exxon Mobil Corp.	739	85
Bighorn Permian Resources, LLC[4]	2,894	—	[8]
		8,059

211	American Funds Insurance Series

American High-Income Trust (continued)

Common stocks (continued)	Shares	Value (000)
Utilities 0.69%
Talen Energy Corp.[12]	52,138	$5,789
PG&E Corp.	18,786	328
		6,117

Consumer discretionary 0.38%
Party City Holdco, Inc.[4,12]	126,254	2,199
Party City Holdco, Inc.[1,4,12]	1,260	22
NMG Parent, LLC[12]	9,965	1,134
MYT Holding Co., Class B12	608,846	69
		3,424

Materials 0.26%
Venator Materials PLC[4,12]	3,232	2,280

Real estate 0.07%
WeWork, Inc.[4,12]	57,167	573

Communication services 0.04%
Intelsat SA	8,182	307
iHeartMedia, Inc., Class A12	22,639	25
		332

Financials 0.03%
Navient Corp.	20,000	291
Total common stocks (cost: $36,385,000)		54,734

Preferred securities 0.35%
Industrials 0.19%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,4,12]	1,022	1,751

Consumer discretionary 0.16%
MYT Holdings, LLC, Series A, 10.00% preferred shares[12]	2,095,904	1,416
Total preferred securities (cost: $2,933,000)		3,167

Rights & warrants 0.03%
Consumer discretionary 0.03%
NMG Parent, LLC, warrants, expire 9/24/2027[12]	27,111	265
Total rights & warrants (cost: $164,000)		265

Short-term securities 2.29%
Money market investments 2.29%
Capital Group Central Cash Fund 5.37%[13,14]	204,360	20,436
Total short-term securities (cost: $20,435,000)		20,436
Total investment securities 98.73% (cost: $883,372,000)		880,309
Other assets less liabilities 1.27%		11,355
Net assets 100.00%		$891,664

American Funds Insurance Series	212

American High-Income Trust (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	184	9/3/2024	USD	72,605	$(36)
2 Year U.S. Treasury Note Futures	Long	118	10/3/2024		24,098	51
5 Year U.S. Treasury Note Futures	Long	135	10/3/2024		14,388	86
10 Year Ultra U.S. Treasury Note Futures	Short	8	9/30/2024		(908)	(6)
10 Year U.S. Treasury Note Futures	Short	14	9/30/2024		(1,540)	(14)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2024		(125)	(2)
						$79

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD	5,069	$(323)	$(319)	$(4)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029		4,645	(291)	(304)	13
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029		13,634	(281)	(293)	12
						$(895)	$(916)	$21

Investments in affiliates14

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 2.29%
Money market investments 2.29%
Capital Group Central Cash Fund 5.37%[13]	$27,114	$112,431	$119,114	$3	$2	$20,436	$797

Restricted securities9

	Acquisition	Cost	Value	Percent of net
	date(s)	(000)	(000)	assets
Rotech Healthcare, Inc.[4,12]	9/26/2013	$4,331	$19,877	2.23%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,6]	9/13/2023-5/31/2024	3,580	3,665	.41
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[5,6]	9/13/2023-6/13/2024	40	40	.00	[15]
213	American Funds Insurance Series

American High-Income Trust (continued)

Restricted securities9 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[4,7]	6/23/2023	$3,024	$3,027	.34%
Ascent Resources - Utica, LLC, Class A4	11/15/2016	302	2,647	.30
Total		$11,277	$29,256	3.28%

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $597,161,000, which represented 66.97% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[4]	Value determined using significant unobservable inputs.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $43,759,000, which represented 4.91% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Step bond; coupon rate may change at a later date.
[8]	Amount less than one thousand.
[9]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $29,256,000, which represented 3.28% of the net assets of the fund.
[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $421,000, which represented .05% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Amount less than .01%.

Key to abbreviation(s)

CME = CME Group

DAC = Designated Activity Company

EUR = Euros

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

PIK = Payment In Kind

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	214

American Funds Mortgage Fund

Investment portfolio June 30, 2024	unaudited

Bonds, notes & other debt instruments 96.08%	Principal amount (000)			Value (000)
Mortgage-backed obligations 88.85%
Federal agency mortgage-backed obligations 86.83%
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD	—	[2]	$—	[2]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		1		1
Fannie Mae Pool #256583 5.00% 12/1/2036[1]		30		29
Fannie Mae Pool #931768 5.00% 8/1/2039[1]		1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		5		5
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		2		2
Fannie Mae Pool #MA4232 2.00% 1/1/2041[1]		138		116
Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]		240		195
Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]		306		248
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		8		8
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]		17		14
Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]		79		68
Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]		165		142
Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]		86		75
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		6		5
Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]		4		4
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		3		3
Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]		186		161
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		2		2
Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]		235		203
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		248		208
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		4		4
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]		106		89
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		1		1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		2		1
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		2		2
Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]		27		22
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		1		1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		29		27
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]		17		16
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		24		22
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		6		6
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		4		4
Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]		18		14
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		5		4
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]		69		57
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]		141		112
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		12		9
Fannie Mae Pool #FM6113 2.50% 1/1/2051[1,3]		1,519		1,252
Fannie Mae Pool #FM5940 2.00% 2/1/2051[1]		1,610		1,276
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]		367		291
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		1		1
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]		189		164
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		25		21
Fannie Mae Pool #FM8038 3.00% 7/1/2051[1]		34		30
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		408		337
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		3		2
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]		420		350
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]		198		166
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]		218		182
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]		87		76
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		253		218
Fannie Mae Pool #FS5851 4.00% 7/1/2052[1]		1,111		1,019
Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]		180		160
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		40		40
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		36		36
Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]		461		435
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]		98		95
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		72		71
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]		111		113
Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]		30		28
215	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	USD	2,540		$2,458
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]		72		74
Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]		45		42
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]		51		50
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		55		54
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]		302		304
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]		280		270
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]		829		821
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]		410		413
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		221		218
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]		502		505
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]		95		90
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]		530		523
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]		574		541
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]		1,911		1,885
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]		12		11
Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]		44		34
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]		166		164
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]		86		85
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]		569		580
Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]		1,632		1,610
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]		164		162
Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]		436		449
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]		156		154
Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]		150		151
Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]		21		21
Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]		1,086		1,072
Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]		260		262
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]		23		23
Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]		619		624
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]		124		109
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]		138		121
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		46		39
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		48		45
Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]		788		687
Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1,3]		—	[2]	—	[2]
Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]		1		1
Freddie Mac Pool #A18781 5.00% 3/1/2034[1,3]		518		512
Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]		1,584		1,282
Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]		298		260
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		90		75
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		84		70
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		28		23
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		1		1
Freddie Mac Pool #760014 2.838% 8/1/2045[1,4]		265		256
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		16		14
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]		24		21
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		16		15
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		14		13
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]		7		7
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]		24		22
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		45		43
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		23		23
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		15		15
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		16		14
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]		141		122
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		5		4
Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]		182		144
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]		195		161
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]		320		254
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		2		1
American Funds Insurance Series	216

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	USD	3	$2
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		297	236
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]		228	196
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		74	58
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		60	50
Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]		173	155
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,3]		1,031	929
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		7	7
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]		371	329
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]		1,114	949
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]		119	101
Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]		1,193	1,127
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		639	619
Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]		219	217
Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]		248	240
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]		110	109
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]		358	345
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]		338	319
Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]		775	793
Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]		31	27
Freddie Mac Pool #SD4116 4.50% 12/1/2052[1]		392	370
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		43	41
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]		121	117
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]		84	81
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]		95	94
Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]		236	223
Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]		61	62
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]		27	26
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		304	300
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]		67	68
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]		62	63
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]		42	42
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]		29	29
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]		2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		878	867
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]		53	52
Freddie Mac Pool #SD8350 6.00% 8/1/2053[1,3]		5,499	5,518
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]		1,048	1,054
Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]		123	125
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]		703	707
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]		496	497
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]		136	139
Freddie Mac Pool #SD8371 5.00% 11/1/2053[1]		1,077	1,042
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]		667	645
Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]		481	475
Freddie Mac Pool #RJ0668 6.00% 1/1/2054[1]		1,729	1,740
Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]		1,424	1,434
Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]		57	57
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]		69	69
Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]		20	19
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]		15	15
Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]		102	102
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]		65	64
Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]		497	509
Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]		77	79
Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]		236	241
Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]		248	250
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]		300	294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,4]		88	81
217	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	USD	83	$73
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		169	154
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,4]		118	109
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		22	18
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		95	90
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		28	24
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]		16	14
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]		220	207
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]		12	11
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]		312	271
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]		324	285
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]		271	235
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]		286	269
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]		324	282
Government National Mortgage Assn. 2.50% 7/1/2054[1,5]		115	97
Government National Mortgage Assn. 3.00% 7/1/2054[1,5]		113	98
Government National Mortgage Assn. 4.00% 7/1/2054[1,5]		82	76
Government National Mortgage Assn. 5.00% 7/1/2054[1,5]		5	5
Government National Mortgage Assn. 5.50% 7/1/2054[1,5]		274	272
Government National Mortgage Assn. 6.50% 7/1/2054[1,5]		310	314
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]		626	596
Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]		247	231
Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]		50	47
Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]		496	464
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]		70	72
Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]		77	73
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]		160	159
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]		11	11
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]		80	79
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]		80	70
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]		187	170
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]		86	78
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1]		808	761
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]		91	73
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]		37	31
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]		81	65
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		350	290
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		86	71
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]		537	456
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]		337	282
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]		182	152
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]		156	130
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]		240	202
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]		5	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]		169	157
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]		257	244
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]		15	14
American Funds Insurance Series	218

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AN1825 4.518% 6/20/2065[1]	USD	40	$39
Government National Mortgage Assn. Pool #AO0461 4.539% 8/20/2065[1]		12	12
Government National Mortgage Assn. Pool #AO0409 4.561% 12/20/2065[1]		37	36
Government National Mortgage Assn. Pool #AO0385 4.439% 1/20/2066[1]		261	256
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]		1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		208	155
Uniform Mortgage-Backed Security 2.50% 7/1/2039[1,5]		350	316
Uniform Mortgage-Backed Security 4.00% 7/1/2039[1,5]		125	120
Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,5]		547	428
Uniform Mortgage-Backed Security 3.00% 7/1/2054[1,5]		2,624	2,233
Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,5]		1,133	1,003
Uniform Mortgage-Backed Security 4.00% 7/1/2054[1,5]		1,290	1,181
Uniform Mortgage-Backed Security 4.50% 7/1/2054[1,5]		2,573	2,426
Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,5]		5,770	5,577
Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,5]		1,624	1,602
Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,5]		5,198	5,213
Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,5]		8,228	8,375
Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,5]		111	115
Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,5]		1,123	956
Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,5]		445	420
Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,5]		2,263	2,269
Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,5]		3,746	3,811
Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,5]		741	761
			95,840

Commercial mortgage-backed securities 1.61%
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[1,4,6]		100	100
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[1,4,6]		100	100
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[1,4,6]		891	881
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[1,4,6]		122	122
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,4,6]		379	380
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[1,4,6]		91	91
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.817% 8/15/2039[1,4]		100	100
			1,774

Collateralized mortgage-backed obligations (privately originated) 0.41%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,4,6]		153	142
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,4,6]		68	59
FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,4,6]		203	193
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,6]		22	21
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,4,6]		35	35
			450
Total mortgage-backed obligations			98,064

U.S. Treasury bonds & notes 6.04%
U.S. Treasury 6.04%
U.S. Treasury 4.25% 1/31/2026		1,410	1,397
U.S. Treasury 4.50% 3/31/2026[3]		210	209
U.S. Treasury 4.125% 7/31/2028		1,250	1,236
U.S. Treasury 4.50% 5/31/2029		3,505	3,529
U.S. Treasury 1.875% 2/15/2032		10	8
219	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.875% 2/15/2041	USD	240	$164
U.S. Treasury 3.25% 5/15/2042		106	88
U.S. Treasury 1.875% 11/15/2051		65	38
Total U.S. Treasury bonds & notes			6,669

Asset-backed obligations 1.19%
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[1,6]		62	62
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,6]		257	259
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]		86	85
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]		60	61
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]		85	75
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]		105	93
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]		134	121
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/2062[1,4,6]		109	109
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]		100	89
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,6]		100	100
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]		243	243
			1,309
Total bonds, notes & other debt instruments (cost: $107,355,000)			106,042

Short-term securities 36.85%	Weighted average yield at acquisition
Commercial paper 20.61%
BofA Securities, Inc. 7/19/2024[6]	5.330%	2,170	2,163
Chariot Funding, LLC 7/22/2024[6]	5.360	2,300	2,292
Coca-Cola Co. 7/17/2024[6]	5.330	1,656	1,651
Eli Lilly and Co. 8/9/2024[6]	5.320	1,200	1,193
Honeywell International, Inc. 9/24/2024[6]	5.300	1,400	1,382
Johnson & Johnson 7/11/2024[6]	5.310	2,300	2,296
Linde, Inc. 7/12/2024	5.310	2,500	2,495
Microsoft Corp. 7/10/2024[6]	5.300	2,300	2,296
Paccar Financial Corp. 7/12/2024	5.320	2,000	1,996
PepsiCo, Inc. 8/8/2024[6]	5.300	1,750	1,739
Procter & Gamble Co. 7/10/2024[6]	5.320	2,000	1,996
Wal-Mart Stores, Inc. 7/24/2024[6]	5.310	1,250	1,245
			22,744

U.S. Treasury bills 1.17%
U.S. Treasury 9/19/2024	5.102	1,300	1,285

Federal agency bills & notes 15.07%
Federal Farm Credit Banks 8/27/2024	5.130	1,000	992
Federal Home Loan Bank 7/1/2024	5.200	1,400	1,399
Federal Home Loan Bank 7/3/2024	5.248	5,000	4,998
Federal Home Loan Bank 8/2/2024	5.260	2,000	1,991
Federal Home Loan Bank 8/7/2024	5.258	2,300	2,288

American Funds Insurance Series	220

American Funds Mortgage Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 8/23/2024	5.260%	USD	2,500	$2,481
Federal Home Loan Bank 8/30/2024	5.240		1,000	991
Tennessee Valley Authority 7/17/2024	5.267		1,500	1,496
Total short-term securities (cost: $40,676,000)				40,665
Total investment securities 132.93% (cost: $148,031,000)				146,707
Other assets less liabilities (32.93)%				(36,339)
Net assets 100.00%				$110,368

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	47	9/3/2024	USD	18,546	$(4)
2 Year U.S. Treasury Note Futures	Long	286	10/3/2024		58,407	109
5 Year U.S. Treasury Note Futures	Long	191	10/3/2024		20,356	120
10 Year Ultra U.S. Treasury Note Futures	Long	67	9/30/2024		7,607	71
10 Year U.S. Treasury Note Futures	Long	34	9/30/2024		3,739	34
20 Year U.S. Treasury Bond Futures	Short	52	9/30/2024		(6,152)	(64)
30 Year Ultra U.S. Treasury Bond Futures	Long	16	9/30/2024		2,005	19
						$285

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
	Payment		Payment	Expiration	amount		6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)	(000)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD	495	$13	$—	$13
SOFR	Annual	3.41%	Annual	7/28/2045	USD	1,300	86	—	86
							$99	$—	$99

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $945,000, which represented .86% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,431,000, which represented 19.42% of the net assets of the fund.
221	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Key to abbreviation(s)

Assn. = Association

CME = CME Group

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	222

Ultra-Short Bond Fund

Investment portfolio June 30, 2024	unaudited

Short-term securities 97.89%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper 93.14%
Alberta (Province of) 7/2/2024[1]	5.300%	USD	10,000	$9,994
British Columbia (Province of) 7/25/2024	5.320		12,800	12,749
Cabot Trail Funding, LLC. 9/11/2024[1]	5.370		13,000	12,853
Chariot Funding, LLC 8/13/2024[1]	5.360		11,000	10,924
Chariot Funding, LLC 9/5/2024[1]	5.286		2,400	2,375
Cisco Systems, Inc. 10/1/2024[1]	5.320		10,000	9,859
Eli Lilly and Co. 8/9/2024[1]	5.320		11,800	11,727
Federation Des Caisses Desjardins 7/11/2024[1]	5.360		11,300	11,278
Honeywell International, Inc. 7/12/2024[1]	5.220		10,000	9,979
ING (U.S.) Funding, LLC 10/21/2024[1]	5.305		3,800	3,735
Johnson & Johnson 7/11/2024[1]	5.310		12,000	11,977
Komatsu Finance America, Inc. 8/1/2024[1]	5.350		10,100	10,049
Liberty Street Funding, LLC 7/25/2024[1]	5.380		10,700	10,657
L’Oréal USA, Inc. 9/11/2024[1]	5.330		9,000	8,900
LVMH Moët Hennessy Louis Vuitton, Inc. 7/9/2024[1]	5.139		12,000	11,981
Microsoft Corp. 7/18/2024[1]	5.300		12,000	11,965
Mizuho Bank, Ltd. 9/3/2024[1]	5.370		12,000	11,879
National Bank of Canada 7/26/2024[1]	5.350		11,600	11,552
Nederlandse Waterschapsbank NV 7/30/2024[1]	5.244		12,000	11,943
Nestlé Finance International, Ltd. 8/2/2024[1]	5.220		12,000	11,939
Novartis Finance Corp. 7/1/2024[1]	5.040		12,000	11,995
Oversea-Chinese Banking Corp., Ltd. 8/12/2024[1]	5.370		12,000	11,920
Pfizer, Inc. 7/16/2024[1]	5.280		6,500	6,483
Procter & Gamble Co. 7/10/2024[1]	5.320		12,000	11,979
Sanofi 9/6/2024[1]	5.340		12,000	11,876
Siemens Capital Co., LLC 8/27/2024[1]	5.320		12,000	11,894
Starbird Funding Corp. 12/30/2024[1]	5.292		9,000	8,753
Thunder Bay Funding, LLC 9/6/2024[1]	5.232		12,000	11,875
United Overseas Bank, Ltd. 8/12/2024[1]	5.360		11,800	11,721
Victory Receivables Corp. 8/5/2024[1]	5.310		12,000	11,932
Wal-Mart Stores, Inc. 7/24/2024[1]	5.217		12,200	12,153
				330,896

U.S. Treasury bills 2.81%
U.S. Treasury 7/9/2024	5.160		10,000	9,988

Federal agency bills & notes 1.94%
Federal Home Loan Bank 8/30/2024	5.240		2,000	1,982
Federal Home Loan Bank 11/6/2024	5.135		5,000	4,908
				6,890
Total short-term securities (cost: $347,924,000)				347,774
Total investment securities 97.89% (cost: $347,924,000)				347,774
Other assets less liabilities 2.11%				7,508
Net assets 100.00%				$355,282

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $318,147,000, which represented 89.55% of the net assets of the fund.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

223	American Funds Insurance Series

U.S. Government Securities Fund

Investment portfolio June 30, 2024	unaudited

Bonds, notes & other debt instruments 97.72%	Principal amount (000)			Value (000)
Mortgage-backed obligations 59.12%
Federal agency mortgage-backed obligations 59.06%
Fannie Mae Pool #735070 6.50% 10/1/2024[1]	USD	—	[2]	$—	[2]
Fannie Mae Pool #745316 6.50% 2/1/2026[1]		18		18
Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]		19		19
Fannie Mae Pool #257431 6.50% 10/1/2028[1]		1		1
Fannie Mae Pool #695412 5.00% 6/1/2033[1]		—	[2]	—	[2]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		3		3
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]		533		514
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]		1,178		1,136
Fannie Mae Pool #940890 6.50% 6/1/2037[1]		—	[2]	—	[2]
Fannie Mae Pool #256828 7.00% 7/1/2037[1]		3		3
Fannie Mae Pool #256860 6.50% 8/1/2037[1]		10		10
Fannie Mae Pool #888698 7.00% 10/1/2037[1]		12		12
Fannie Mae Pool #970343 6.00% 2/1/2038[1]		13		13
Fannie Mae Pool #931768 5.00% 8/1/2039[1]		4		4
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		19		19
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		8		8
Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]		26,307		22,139
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]		287		283
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]		158		156
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		31		31
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]		134		133
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		22		21
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]		97		96
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		13		13
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		2,623		2,195
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		8		8
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		1,206		1,009
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		17		17
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]		782		654
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		4		4
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		6		6
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]		34		31
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		7		6
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]		58		52
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		3,895		3,532
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]		48		43
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]		14		13
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]		7		7
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]		6		6
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]		3		3
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		5		5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		115		107
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]		2,802		2,535
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]		36		32
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]		70		65
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		94		88
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		25		23
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		15		15
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		1,005		911
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]		382		346
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]		96		86
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]		495		447
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]		275		247
Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]		3,160		2,741
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]		818		681
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		29		25
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]		507		418
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]		172		143
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]		1,722		1,431
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		208		164
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]		73		58
American Funds Insurance Series	224

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	USD	980	$782
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]		622	491
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		10	8
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]		6	5
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]		4,965	4,297
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]		1,457	1,201
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		174	145
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		636	525
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		45	36
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]		1,135	941
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]		734	639
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		2,128	1,833
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		424	333
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]		181	150
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]		3,390	2,940
Fannie Mae Pool #CB3140 4.00% 3/1/2052[1]		465	427
Fannie Mae Pool #CB3528 4.00% 5/1/2052[1]		621	569
Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]		108	85
Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]		2,944	2,700
Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]		57	56
Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]		50	49
Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]		229	179
Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]		2,499	2,214
Fannie Mae Pool #BW7327 4.50% 8/1/2052[1]		2,966	2,801
Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]		335	325
Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]		53	51
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]		1,340	1,228
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]		705	666
Fannie Mae Pool #FS4611 5.00% 9/1/2052[1]		9,296	9,007
Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]		949	898
Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]		855	809
Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]		9,067	8,791
Fannie Mae Pool #BX1004 5.00% 10/1/2052[1]		5,163	4,995
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		684	677
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		611	604
Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]		94	94
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]		239	244
Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]		2,769	2,615
Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]		2,325	2,339
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		10	10
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]		834	851
Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]		991	996
Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]		893	898
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]		2,361	2,332
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]		422	434
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]		997	912
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		352	347
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]		2,123	2,133
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]		3,182	3,141
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]		3,311	3,335
Fannie Mae Pool #FS4933 6.00% 6/1/2053[1]		2,253	2,266
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]		2,031	2,045
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]		1,680	1,688
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]		1,498	1,510
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]		3,039	2,869
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]		392	370
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		10,796	10,653
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]		1,952	1,960
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]		337	339
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]		476	449
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]		223	220
225	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB7216 4.00% 9/1/2053[1]	USD	28		$26
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]		7,901		8,061
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]		2,783		2,548
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]		24,197		23,878
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]		615		617
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]		1,256		1,150
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]		9,794		9,470
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]		11,542		11,582
Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]		1,162		912
Fannie Mae Pool #MA5236 4.00% 12/1/2053[1]		25		23
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]		557		550
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]		161		159
Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]		15,334		15,651
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]		4,372		4,457
Fannie Mae Pool #MA5283 4.00% 2/1/2054[1]		941		861
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]		529		522
Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]		2,812		2,894
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]		1,073		1,059
Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]		1,339		1,325
Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]		235		232
Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]		735		742
Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]		1,509		1,550
Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]		6,251		6,167
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]		3,356		3,381
Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]		8,385		8,447
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		1,250		1,040
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		393		371
Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]		484		421
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]		—	[2]	—	[2]
Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]		1		1
Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]		1		1
Freddie Mac Pool #1H1354 6.328% 11/1/2036[1,3]		40		41
Freddie Mac Pool #C03518 5.00% 9/1/2040[1]		247		244
Freddie Mac Pool #G06459 5.00% 5/1/2041[1]		541		535
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		702		588
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		687		575
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		1,628		1,361
Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]		9,902		8,471
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		3		3
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]		23		21
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]		26		24
Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]		135		128
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]		176		160
Freddie Mac Pool #760014 2.838% 8/1/2045[1,3]		224		217
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		43		38
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]		64		58
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]		6,295		5,865
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]		47		42
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]		45		41
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]		36		32
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]		33		30
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]		26		24
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]		19		18
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]		12		11
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]		12		11
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]		1,204		1,130
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		63		59
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		57		53
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]		24		22
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]		14		13
American Funds Insurance Series	226

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	USD	95	$89
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]		6,020	5,585
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		180	173
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		94	90
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		62	59
Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]		19	18
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]		154	139
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		43	39
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]		341	308
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]		175	158
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		30	26
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]		1,259	991
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]		1,952	1,609
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		34	27
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		56	44
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		2,179	1,731
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]		148	128
Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]		9,069	7,556
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		451	355
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		473	393
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]		296	246
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]		139	120
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]		12,058	10,865
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		170	151
Freddie Mac Pool #QD9477 4.00% 4/1/2052[1]		377	345
Freddie Mac Pool #8D0226 2.545% 5/1/2052[1,3]		466	411
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]		7,955	7,048
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]		193	183
Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]		800	774
Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]		51	50
Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]		46	45
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]		890	841
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]		218	206
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]		129	122
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		10,604	10,268
Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]		2,020	1,849
Freddie Mac Pool #SD3782 4.50% 10/1/2052[1]		3,458	3,266
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]		3,350	3,162
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]		85	80
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]		1,116	1,079
Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]		974	922
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]		2,096	2,073
Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]		4,982	5,099
Freddie Mac Pool #SD8297 4.00% 2/1/2053[1]		5,073	4,651
Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]		819	750
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]		955	943
Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]		908	914
Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]		474	478
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]		89	84
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]		854	843
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]		561	555
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]		8,262	8,300
Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]		1,930	1,942
Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]		300	308
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		1,610	1,589
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]		16,740	16,827
Freddie Mac Pool #SD3175 6.00% 6/1/2053[1]		4,066	4,088
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]		2,158	2,170
Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]		920	925
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]		471	475
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]		436	439
227	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	USD	294	$296
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]		202	206
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]		2,444	2,509
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]		2,144	2,191
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]		1,971	2,027
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]		1,897	1,955
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]		1,365	1,410
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]		1,000	1,026
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]		735	750
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]		536	555
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		18,552	18,310
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]		651	644
Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]		27,043	27,168
Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]		23,237	23,315
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]		794	784
Freddie Mac Pool #SD3857 6.00% 9/1/2053[1]		43,432	43,754
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]		2,389	2,402
Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]		109	111
Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]		1,976	1,809
Freddie Mac Pool #SD8366 5.00% 10/1/2053[1]		15,438	14,927
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]		5,535	5,564
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]		14,828	15,102
Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]		749	706
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]		3,491	3,445
Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]		832	784
Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]		1,032	945
Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]		175	165
Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]		2,190	2,161
Freddie Mac Pool #RA9888 6.50% 1/1/2054[1]		6,718	6,856
Freddie Mac Pool #SD4894 6.00% 2/1/2054[1]		4,955	4,994
Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]		261	262
Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]		814	804
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]		623	617
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]		113	112
Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]		500	503
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]		504	499
Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]		2,785	2,850
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]		12,810	12,913
Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]		1,167	1,194
Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]		3,347	3,372
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/2024[1]		1,074	1,068
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]		3,875	3,803
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]		3,926	3,600
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]		759	651
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]		307	267
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		3,988	3,638
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]		3,567	3,268
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		835	701
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]		1,181	1,048
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		407	383
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]		3,736	3,289
American Funds Insurance Series	228

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	USD	474	$443
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]		1,776	1,649
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		656	576
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]		353	310
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]		1,534	1,385
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]		15,623	14,692
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]		4,021	3,714
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]		1,129	999
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]		435	363
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]		3,850	3,626
Government National Mortgage Assn. 3.00% 7/1/2054[1,4]		435	379
Government National Mortgage Assn. 3.50% 7/1/2054[1,4]		4,430	3,978
Government National Mortgage Assn. 4.00% 7/1/2054[1,4]		4,565	4,219
Government National Mortgage Assn. 5.50% 7/1/2054[1,4]		1,905	1,890
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]		66	68
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]		16	16
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]		137	144
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]		27	27
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]		149	150
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]		70	73
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]		2,033	2,068
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]		727	734
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]		468	453
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]		16	15
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]		836	678
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]		733	594
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		4,983	4,131
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]		2,150	1,809
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		704	585
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]		3,818	3,238
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]		90	75
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]		3,259	2,730
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]		1,735	1,455
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]		1,105	926
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]		781	650
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]		959	806
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]		2,884	2,591
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]		340	314
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]		460	425
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]		231	213
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]		58	57
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]		4,609	4,384
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]		2,943	2,799
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]		1,225	1,165
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		433	323
Uniform Mortgage-Backed Security 2.00% 7/1/2039[1,4]		1,115	980
Uniform Mortgage-Backed Security 2.50% 7/1/2039[1,4]		2,275	2,055
Uniform Mortgage-Backed Security 4.00% 7/1/2039[1,4]		920	885
Uniform Mortgage-Backed Security 5.00% 7/1/2039[1,4]		780	773
Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,4]		2,707	2,118
Uniform Mortgage-Backed Security 3.00% 7/1/2054[1,4]		18,627	15,847
229	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,4]	USD	6,508	$5,761
Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,4]		585	565
Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,4]		4,911	4,844
Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,4]		3,176	3,186
Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,4]		174,084	177,199
Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,4]		1,088	1,119
Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,4]		3,086	2,628
Uniform Mortgage-Backed Security 3.50% 8/1/2054[1,4]		7,000	6,197
Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,4]		2,000	1,886
Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,4]		66,672	66,836
Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,4]		19,966	20,311
Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,4]		17,229	17,710
			1,016,742

Collateralized mortgage-backed obligations 0.06%
FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]		1,094	1,039
Total mortgage-backed obligations			1,017,781

U.S. Treasury bonds & notes 34.36%
U.S. Treasury 31.33%
U.S. Treasury 1.75% 7/31/2024		10,270	10,241
U.S. Treasury 3.00% 7/31/2024		1,470	1,467
U.S. Treasury 4.50% 11/30/2024		7,848	7,823
U.S. Treasury 4.125% 1/31/2025		2,906	2,886
U.S. Treasury 2.00% 2/15/2025		890	872
U.S. Treasury 4.625% 2/28/2025		30,265	30,143
U.S. Treasury 3.875% 4/30/2025		250	247
U.S. Treasury 3.125% 8/15/2025		390	382
U.S. Treasury 0.25% 8/31/2025		1,023	968
U.S. Treasury 3.50% 9/15/2025		28,780	28,263
U.S. Treasury 3.00% 9/30/2025		2,235	2,181
U.S. Treasury 5.00% 9/30/2025		3,170	3,169
U.S. Treasury 4.25% 12/31/2025		17,685	17,516
U.S. Treasury 4.25% 1/31/2026		30,610	30,317
U.S. Treasury 4.625% 2/28/2026		9,375	9,341
U.S. Treasury 4.625% 3/15/2026		11,050	11,012
U.S. Treasury 4.50% 3/31/2026		1,435	1,427
U.S. Treasury 4.875% 4/30/2026		35,525	35,578
U.S. Treasury 4.50% 7/15/2026		10,366	10,322
U.S. Treasury 4.625% 9/15/2026		10,209	10,196
U.S. Treasury 4.375% 12/15/2026		8,511	8,463
U.S. Treasury 1.25% 12/31/2026		8,665	7,989
U.S. Treasury 4.25% 3/15/2027		8,015	7,951
U.S. Treasury 4.50% 4/15/2027		30,000	29,954
U.S. Treasury 0.50% 4/30/2027		1,250	1,117
U.S. Treasury 2.625% 5/31/2027		2,290	2,172
U.S. Treasury 3.625% 5/31/2028		14,850	14,422
U.S. Treasury 1.25% 6/30/2028		3,325	2,941
U.S. Treasury 4.00% 6/30/2028		6,907	6,802
U.S. Treasury 1.00% 7/31/2028		970	847
U.S. Treasury 4.125% 7/31/2028		17,685	17,493
U.S. Treasury 4.375% 11/30/2028		16,130	16,123
U.S. Treasury 4.625% 4/30/2029		15,000	15,169
U.S. Treasury 4.50% 5/31/2029		17,450	17,567
U.S. Treasury 2.625% 7/31/2029		9,309	8,579
U.S. Treasury 3.75% 6/30/2030		32,030	31,002
U.S. Treasury 4.625% 9/30/2030		1,290	1,308
U.S. Treasury 4.875% 10/31/2030		625	643
U.S. Treasury 2.75% 8/15/2032		8,095	7,202
American Funds Insurance Series	230

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.50% 2/15/2033	USD	14,341	$13,439
U.S. Treasury 3.875% 8/15/2033		14,670	14,114
U.S. Treasury 4.00% 2/15/2034		2,438	2,367
U.S. Treasury 4.375% 5/15/2034		15,387	15,393
U.S. Treasury 4.50% 8/15/2039[6]		13,655	13,701
U.S. Treasury 4.625% 2/15/2040		90	91
U.S. Treasury 1.125% 5/15/2040		3,350	2,063
U.S. Treasury, interest only, 0% 11/15/2040[6]		1,110	511
U.S. Treasury 3.875% 5/15/2043		820	740
U.S. Treasury 4.375% 8/15/2043		40	39
U.S. Treasury 2.50% 2/15/2045		4,850	3,461
U.S. Treasury 2.50% 2/15/2046		3,900	2,749
U.S. Treasury 2.50% 5/15/2046		1,585	1,115
U.S. Treasury 2.875% 11/15/2046		2,700	2,028
U.S. Treasury 1.25% 5/15/2050[6]		14,825	7,351
U.S. Treasury 1.375% 8/15/2050		4,330	2,217
U.S. Treasury 1.625% 11/15/2050[6]		26,165	14,333
U.S. Treasury 1.875% 2/15/2051		5,892	3,442
U.S. Treasury 2.375% 5/15/2051		6,280	4,138
U.S. Treasury 2.00% 8/15/2051		5,226	3,140
U.S. Treasury 1.875% 11/15/2051		3,164	1,837
U.S. Treasury 3.00% 8/15/2052		895	674
U.S. Treasury 4.00% 11/15/2052		1,199	1,093
U.S. Treasury 4.75% 11/15/2053		1,175	1,215
U.S. Treasury 4.25% 2/15/2054[6]		11,690	11,136
U.S. Treasury 4.625% 5/15/2054		4,795	4,861
			539,343

U.S. Treasury inflation-protected securities 3.03%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]		19,165	18,648
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[7]		2,344	2,286
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[7]		5,604	5,358
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]		11,007	10,480
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]		2,850	2,682
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[7]		1,053	924
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]		3,273	2,832
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[7]		136	135
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[6,7]		1,450	1,136
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[7]		1,691	1,273
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]		311	237
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]		354	216
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]		5,774	3,333
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[7]		2,820	1,598
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]		1,245	1,044
			52,182
Total U.S. Treasury bonds & notes			591,525

Federal agency bonds & notes 4.24%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026		180	175
Fannie Mae 7.125% 1/15/2030		2,000	2,260
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,205
Federal Home Loan Bank 5.50% 7/15/2036		300	325
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,659
Tennessee Valley Authority 0.75% 5/15/2025		3,700	3,562
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,791
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,768
Tennessee Valley Authority 5.88% 4/1/2036		875	962
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	230
231	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Federal agency bonds & notes (continued)
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	USD	763	$694
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025		14,779	14,402
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		1,372	1,401
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024		2,250	2,245
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025		2,640	2,578
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,625	2,532
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		11,482	10,982
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,856	3,662
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,650	2,499
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		2,482	2,293
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,475	2,257
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,377	2,153
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		2,059	1,856
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		651	585
			73,076
Total bonds, notes & other debt instruments (cost: $1,736,905,000)			1,682,382

Short-term securities 19.51%	Weighted average yield at acquisition
Commercial paper 13.03%
CAFCO, LLC 12/16/2024[5]	5.330%	15,000	14,621
Chariot Funding, LLC 7/22/2024[5]	5.360	14,500	14,448
Cisco Systems, Inc. 10/1/2024[5]	5.320	20,000	19,719
Eli Lilly and Co. 7/29/2024[5]	5.330	20,000	19,908
Eli Lilly and Co. 8/9/2024[5]	5.320	10,000	9,938
Honeywell International, Inc. 9/24/2024[5]	5.300	18,720	18,476
Johnson & Johnson 7/1/2024[5]	5.310	20,000	19,991
Johnson & Johnson 7/11/2024[5]	5.310	6,450	6,438
Komatsu Finance America, Inc. 8/1/2024[5]	5.350	19,900	19,800
Linde, Inc. 7/12/2024	5.310	9,500	9,480
Microsoft Corp. 7/10/2024[5]	5.300	1,209	1,207
Paccar Financial Corp. 7/15/2024	5.320	7,725	7,705
Paccar Financial Corp. 7/19/2024	5.320	20,000	19,936
PepsiCo, Inc. 8/8/2024[5]	5.300	14,174	14,089
Pfizer Investment Capital PLC 11/21/2024[5]	5.310	22,950	22,461
Procter & Gamble Co. 7/10/2024[5]	5.320	6,000	5,990
			224,207

U.S. Treasury bills 1.67%
U.S. Treasury 7/2/2024	5.273	28,800	28,796
American Funds Insurance Series	232

U.S. Government Securities Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes 4.81%
Federal Farm Credit Banks 8/27/2024	5.130%	USD	9,900	$9,817
Federal Farm Credit Banks 10/22/2024	5.190		15,000	14,756
Federal Home Loan Bank 7/3/2024	5.225		10,000	9,997
Federal Home Loan Bank 8/7/2024	5.199		40,000	39,784
Federal Home Loan Bank 9/27/2024	5.250		8,600	8,490
Total short-term securities (cost: $335,948,000)				335,847

Options purchased (equity style) 0.03%
Options purchased (equity style)*				578
Total options purchased (equity style) (cost: $629,000)				578
Total investment securities 117.26% (cost: $2,073,482,000)				2,018,807
Total options written† (0.03)% (premium received: $512,000)				(496)
Other assets less liabilities (17.23)%				(296,705)
Net assets 100.00%				$1,721,606
233	American Funds Insurance Series

U.S. Government Securities Fund (continued)

* Options purchased (equity style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price		Notional amount (000)		Value at 6/30/2024 (000)
Put

3 Month SOFR Futures Option	683	12/13/2024	USD	94.38	USD	170,750	$9
3 Month SOFR Futures Option	149	12/13/2024		96.00		37,250	331
							$340
Call

3 Month SOFR Futures Option	204	12/13/2024	USD	96.00		51,000	$181
3 Month SOFR Futures Option	33	12/13/2024		96.50		8,250	14
3 Month SOFR Futures Option	145	12/13/2024		97.50		36,250	4
3 Month SOFR Futures Option	204	12/13/2024		97.50		51,000	15
3 Month SOFR Futures Option	203	3/14/2025		97.00		50,750	24
							$238
							$578

† Options written (equity style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price		Notional amount (000)		Value at 6/30/2024 (000)
Put

3 Month SOFR Futures Option	71	12/13/2024	USD	95.25	USD	17,750	$(45)
3 Month SOFR Futures Option	300	12/13/2024		95.50		75,000	(334)
							$(379)
Call

3 Month SOFR Futures Option	71	12/13/2024	USD	95.75		17,750	$(11)
3 Month SOFR Futures Option	33	12/13/2024		96.50		8,250	(19)
3 Month SOFR Futures Option	407	12/13/2024		97.00		101,750	(79)
3 Month SOFR Futures Option	203	3/14/2025		98.00		50,750	(8)
							$(117)
							$(496)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	728	9/3/2024	USD	287,264	$(25)
3 Month SOFR Futures	Long	1,227	9/18/2024		290,346	(48)
3 Month SOFR Futures	Long	225	12/18/2024		53,353	(11)
3 Month SOFR Futures	Long	1,297	3/19/2025		308,508	234
3 Month SOFR Futures	Short	2	6/18/2025		(477)	(1)
3 Month SOFR Futures	Long	3	9/17/2025		718	(1)
3 Month SOFR Futures	Short	1	3/18/2026		(240)	(1)
American Funds Insurance Series	234

U.S. Government Securities Fund (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
3 Month SOFR Futures	Short	64	9/16/2026	USD	(15,393)	$48
2 Year U.S. Treasury Note Futures	Long	4,130	10/3/2024		843,423	1,143
5 Year U.S. Treasury Note Futures	Long	3,922	10/3/2024		417,999	2,380
10 Year Ultra U.S. Treasury Note Futures	Long	440	9/30/2024		49,954	444
10 Year U.S. Treasury Note Futures	Short	878	9/30/2024		(96,566)	(571)
20 Year U.S. Treasury Bond Futures	Short	884	9/30/2024		(104,588)	(1,142)
30 Year Ultra U.S. Treasury Bond Futures	Long	265	9/30/2024		33,216	313
						$2,762

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2024 (000)	(received) (000)	at 6/30/2024 (000)
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	USD	20,100	$941	$—	$941
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	USD	20,100	941	—	941
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	USD	22,492	2,286	—	2,286
SOFR	Annual	3.916%	Annual	7/11/2025	USD	46,800	518	—	518
4.8189%	Annual	SOFR	Annual	8/25/2025	USD	8,640	(15)	—	(15)
4.8195%	Annual	SOFR	Annual	9/1/2025	USD	10,300	(17)	—	(17)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD	1,020	(9)	—	(9)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD	18,497	(158)	—	(158)
4.184%	Annual	SOFR	Annual	1/10/2026	USD	18,498	(164)	—	(164)
4.265%	Annual	SOFR	Annual	2/16/2026	USD	4,777	(35)	—	(35)
4.27%	Annual	SOFR	Annual	2/16/2026	USD	9,621	(71)	—	(71)
4.3005%	Annual	SOFR	Annual	2/17/2026	USD	1,989	(14)	—	(14)
4.288%	Annual	SOFR	Annual	2/17/2026	USD	2,021	(14)	—	(14)
4.3035%	Annual	SOFR	Annual	2/17/2026	USD	2,874	(20)	—	(20)
4.2675%	Annual	SOFR	Annual	2/17/2026	USD	2,771	(20)	—	(20)
4.2515%	Annual	SOFR	Annual	2/17/2026	USD	2,847	(22)	—	(22)
4.568%	Annual	SOFR	Annual	3/1/2026	USD	27,000	(67)	—	(67)
4.56%	Annual	SOFR	Annual	3/1/2026	USD	27,400	(72)	—	(72)
4.776%	Annual	SOFR	Annual	3/15/2026	USD	4,450	6	—	6
4.6275%	Annual	SOFR	Annual	3/20/2026	USD	49,370	(60)	—	(60)
4.9005%	Annual	SOFR	Annual	4/17/2026	USD	14,100	56	—	56
4.8705%	Annual	SOFR	Annual	4/18/2026	USD	12,640	45	—	45
4.815%	Annual	SOFR	Annual	5/6/2026	USD	31,500	95	—	95
4.723%	Annual	SOFR	Annual	5/7/2026	USD	30,490	43	—	43
4.659%	Annual	SOFR	Annual	5/17/2026	USD	55,600	29	—	29
SOFR	Annual	4.5335%	Annual	6/18/2026	USD	10,700	12	—	12
SOFR	Annual	4.5265%	Annual	6/18/2026	USD	5,380	7	—	7
SOFR	Annual	4.528%	Annual	6/18/2026	USD	5,300	6	—	6
3.53%	Annual	SOFR	Annual	1/23/2027	USD	7,300	(83)	—	(83)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD	12,100	(135)	—	(135)
3.535%	Annual	SOFR	Annual	1/23/2027	USD	13,000	(146)	—	(146)
3.761%	Annual	SOFR	Annual	2/20/2027	USD	11,800	(73)	—	(73)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD	23,600	(144)	—	(144)
4.5895%	Annual	SOFR	Annual	5/6/2027	USD	22,710	145	—	145
235	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium Paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Amount (000)		6/30/2024 (000)	(received) (000)	at 6/30/2024 (000)
3.45%	Annual	SOFR	Annual	2/1/2028	USD	12,500	$(315)	$—	$(315)
3.47%	Annual	SOFR	Annual	2/2/2028	USD	11,600	(284)	—	(284)
3.616%	Annual	SOFR	Annual	2/20/2028	USD	4,700	(10)	—	(10)
3.624%	Annual	SOFR	Annual	2/20/2028	USD	9,800	(20)	—	(20)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD	19,700	(31)	—	(31)
3.379%	Annual	SOFR	Annual	3/17/2028	USD	3,100	(19)	—	(19)
3.355%	Annual	SOFR	Annual	3/17/2028	USD	3,200	(21)	—	(21)
3.7245%	Annual	SOFR	Annual	3/18/2028	USD	3,230	— [2]	—	— [2]
SOFR	Annual	3.5485%	Annual	1/29/2030	USD	5,200	70	—	70
SOFR	Annual	3.529%	Annual	1/29/2030	USD	4,800	69	—	69
SOFR	Annual	3.528%	Annual	1/29/2030	USD	4,000	57	—	57
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD	49,000	8,520	—	8,520
3.18%	Annual	SOFR	Annual	4/17/2030	USD	2,600	(111)	—	(111)
3.275%	Annual	SOFR	Annual	4/18/2030	USD	2,600	(98)	—	(98)
3.353%	Annual	SOFR	Annual	4/19/2030	USD	2,600	(88)	—	(88)
3.342%	Annual	SOFR	Annual	4/19/2030	USD	2,600	(89)	—	(89)
3.344%	Annual	SOFR	Annual	4/20/2030	USD	2,600	(89)	—	(89)
3.128%	Annual	SOFR	Annual	4/28/2030	USD	2,600	(118)	—	(118)
3.285%	Annual	SOFR	Annual	5/1/2030	USD	2,500	(93)	—	(93)
3.259%	Annual	SOFR	Annual	5/1/2030	USD	2,600	(100)	—	(100)
3.186%	Annual	SOFR	Annual	5/9/2030	USD	2,600	(110)	—	(110)
3.215%	Annual	SOFR	Annual	5/10/2030	USD	2,500	(102)	—	(102)
3.29%	Annual	SOFR	Annual	5/19/2030	USD	3,100	(115)	—	(115)
3.31%	Annual	SOFR	Annual	6/9/2030	USD	26,800	(973)	—	(973)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD	15,500	2,832	—	2,832
SOFR	Annual	4.1405%	Annual	2/28/2031	USD	1,310	(13)	—	(13)
SOFR	Annual	4.1615%	Annual	5/15/2033	USD	330	(6)	—	(6)
SOFR	Annual	4.15%	Annual	5/15/2033	USD	880	(14)	—	(14)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD	1,185	7	—	7
SOFR	Annual	4.061%	Annual	8/24/2033	USD	3,230	(32)	—	(32)
SOFR	Annual	3.9519%	Annual	8/25/2033	USD	3,225	(5)	—	(5)
SOFR	Annual	3.8275%	Annual	9/1/2033	USD	2,300	18	—	18
SOFR	Annual	3.6025%	Annual	1/8/2034	USD	4,655	120	—	120
SOFR	Annual	3.175%	Annual	2/1/2038	USD	16,000	711	—	711
3.065%	Annual	SOFR	Annual	4/7/2040	USD	12,300	(1,237)	—	(1,237)
SOFR	Annual	3.045%	Annual	7/27/2050	USD	3,600	433	—	433
SOFR	Annual	2.85282%	Annual	12/6/2052	USD	540	82	—	82
SOFR	Annual	2.93542%	Annual	12/6/2052	USD	550	76	—	76
SOFR	Annual	3.01413%	Annual	1/12/2053	USD	1,402	174	—	174
SOFR	Annual	3.02%	Annual	1/12/2053	USD	1,400	173	—	173
SOFR	Annual	2.974%	Annual	4/17/2053	USD	800	105	—	105
SOFR	Annual	3.044%	Annual	4/18/2053	USD	800	95	—	95
SOFR	Annual	3.0875%	Annual	4/19/2053	USD	800	89	—	89
SOFR	Annual	3.1035%	Annual	4/19/2053	USD	800	87	—	87
SOFR	Annual	3.0895%	Annual	4/20/2053	USD	800	89	—	89
SOFR	Annual	2.9405%	Annual	4/28/2053	USD	800	109	—	109
SOFR	Annual	3.0535%	Annual	5/1/2053	USD	1,600	187	—	187
SOFR	Annual	3.085%	Annual	5/9/2053	USD	900	100	—	100
SOFR	Annual	3.1135%	Annual	5/10/2053	USD	800	85	—	85
SOFR	Annual	3.1605%	Annual	5/19/2053	USD	1,000	98	—	98
SOFR	Annual	3.6765%	Annual	2/20/2054	USD	2,869	19	—	19
SOFR	Annual	3.6815%	Annual	2/20/2054	USD	2,700	15	—	15
SOFR	Annual	3.7205%	Annual	2/21/2054	USD	520	(1)	—	(1)
American Funds Insurance Series	236

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
	Payment		Payment	Expiration	amount		6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)	(000)
SOFR	Annual	3.3985%	Annual	3/17/2056	USD	335	$10	$—	$10
SOFR	Annual	3.413%	Annual	3/17/2056	USD	300	8	—	8
SOFR	Annual	3.531%	Annual	3/18/2056	USD	350	2	—	2
							$14,137	$—	$14,137

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[4]	Purchased on a TBA basis.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $188,125,000, which represented 10.93% of the net assets of the fund.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,845,000, which represented .80% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)

Assn. = Association

EFFR = Effective Federal Funds Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

237	American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio June 30, 2024	unaudited

Growth funds 84.99%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,921,326	$441,737
Total growth funds (cost: $319,229,000)		441,737

Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,519,049	51,990
Total fixed income funds (cost: $52,461,000)		51,990

Short-term securities 4.83%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	25,082,258	25,082
Total short-term securities (cost: $25,082,000)		25,082

Options purchased (equity style) 0.17%
Options purchased (equity style)*		866
Total options purchased (cost: $1,681,000)		866
Total investment securities 99.99% (cost: $398,453,000)		519,675
Other assets less liabilities 0.01%		70
Net assets 100.00%		$519,745

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 6/30/2024 (000)
Put
S&P 500 Index	25	USD	13,651	USD	3,700.00	9/20/2024	$7
S&P 500 Index	210		114,670		3,800.00	9/20/2024	63
S&P 500 Index	20		10,921		3,900.00	9/20/2024	7
S&P 500 Index	15		8,191		4,100.00	9/20/2024	6
S&P 500 Index	25		13,651		4,050.00	12/20/2024	35
S&P 500 Index	415		226,610		4,125.00	12/20/2024	672
S&P 500 Index	15		8,191		4,200.00	12/20/2024	27
S&P 500 Index	25		13,651		4,275.00	12/20/2024	49
							$866

Futures contracts

						Value and unrealized appreciation
				Notional		(depreciation)
		Number of	Expiration	amount		at 6/30/2024
Contracts	Type	contracts	date	(000)		(000)
S&P 500 E-mini Index Futures	Long	44	9/1/2024	USD	12,147	$40
U.S. Treasury 5-Year Note	Long	5	9/1/2024		533	5
						$45
American Funds Insurance Series	238

Managed Risk Growth Fund (continued)

Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.99%
American Funds Insurance Series – Growth Fund, Class 1	$431,195	$14,201	$59,003	$16,571	$38,773	$441,737	$860	$10,033
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,749	12,165	10,260	(304)	(360)	51,990	350	—
Total 94.99%				$16,267	$38,413	$493,727	$1,210	$10,033

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

239	American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2024	unaudited

Growth funds 84.37%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,541,924	$103,856
Total growth funds (cost: $86,084,000)		103,856

Fixed income funds 9.93%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,297,568	12,223
Total fixed income funds (cost: $12,268,000)		12,223

Short-term securities 4.78%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	5,885,944	5,886
Total short-term securities (cost: $5,886,000)		5,886

Options purchased (equity style) 0.76%
Options purchased (equity style)*		934
Total options purchased (cost: $536,000)		934
Total investment securities 99.84% (cost: $104,774,000)		122,899
Other assets less liabilities 0.16%		192
Net assets 100.00%		$123,091

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 6/30/2024 (000)
Put
iShares MSCI EAFE ETF	200	USD	1,567	USD	57.00	9/20/2024	$8
iShares MSCI EAFE ETF	1,700		13,316		59.00	9/20/2024	64
iShares MSCI EAFE ETF	2,900		22,716		60.00	9/20/2024	112
iShares MSCI EAFE ETF	300		2,350		63.00	9/20/2024	11
iShares MSCI EAFE ETF	500		3,916		69.00	9/20/2024	7
iShares MSCI EAFE ETF	5,650		44,256		65.00	12/20/2024	715
iShares MSCI EAFE ETF	450		3,525		66.00	12/20/2024	17
							$934

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
MSCI EAFE Index Futures	Long	70	9/1/2024	USD	8,201	$16
U.S. Treasury 5-Year Note	Long	10	9/1/2024		1,066	9
Mini MSCI Emerging Market Index Futures	Short	3	9/1/2024		(163)	1
S&P 500 E-mini Index Futures	Short	1	9/1/2024		(276)	1
						$27
American Funds Insurance Series	240

Managed Risk International Fund (continued)

Investments in affiliates2

	Value at			Net realized	Net unrealized appreciation	Value at	Dividend	Capital gain distributions
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth funds 84.37%
American Funds Insurance Series – International Fund, Class 1	$105,419	$1,109	$10,043	$465	$6,906	$103,856	$257	$—
Fixed income funds 9.93%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,408	2,109	2,141	(101)	(52)	12,223	86	—
Total 94.30%				$364	$6,854	$116,079	$343	$—

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

241	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Investment portfolio June 30, 2024	unaudited

Growth-and-income funds 84.96%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	17,534,672	$279,678
Total growth-and-income funds (cost: $227,214,000)		279,678

Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,376,017	32,916
Total fixed income funds (cost: $34,025,000)		32,916

Short-term securities 4.86%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	15,996,413	15,996
Total short-term securities (cost: $15,996,000)		15,996

Options purchased (equity style) 0.14%
Options purchased (equity style)*		458
Total options purchased (cost: $1,152,000)		458
Total investment securities 99.96% (cost: $278,387,000)		329,048
Other assets less liabilities 0.04%		136
Net assets 100.00%		$329,184

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 6/30/2024 (000)
Put
S&P 500 Index	30	USD	16,381	USD	3,625.00	9/20/2024	$7
S&P 500 Index	20		10,921		3,725.00	9/20/2024	5
S&P 500 Index	215		117,400		3,800.00	9/20/2024	65
S&P 500 Index	10		5,461		3,900.00	9/20/2024	3
S&P 500 Index	10		5,461		4,100.00	9/20/2024	4
S&P 500 Index	190		103,749		4,125.00	12/20/2024	308
S&P 500 Index	10		5,460		4,175.00	12/20/2024	17
S&P 500 Index	25		13,651		4,275.00	12/20/2024	49
							$458

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
S&P 500 E-mini Index Futures	Long	22	9/1/2024	USD	6,074	$20
U.S. Treasury 5-Year Note	Long	23	9/1/2024		2,451	22
						$42
American Funds Insurance Series	242

Managed Risk Washington Mutual Investors Fund (continued)

Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.96%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$275,370	$5,684	$28,198	$(2,993)	$29,815	$279,678	$1,120	$2,242
Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,409	5,629	4,592	(494)	(36)	32,916	230	—
Total 94.96%				$(3,487)	$29,779	$312,594	$1,350	$2,242

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

243	American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2024	unaudited

Growth-and-income funds 80.00%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	27,695,982	$1,786,114
Total growth-and-income funds (cost: $1,463,497,000)		1,786,114

Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	35,553,037	334,909
Total fixed income funds (cost: $341,712,000)		334,909

Short-term securities 4.73%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	105,718,346	105,718
Total short-term securities (cost: $105,718,000)		105,718

Options purchased (equity style) 0.21%
Options purchased (equity style)*		4,616
Total options purchased (cost: $12,103,000)		4,616
Total investment securities 99.94% (cost: $1,923,030,000)		2,231,357
Other assets less liabilities 0.06%		1,304
Net assets 100.00%		$2,232,661

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 6/30/2024 (000)
Put
S&P 500 Index	50	USD	27,302	USD	3,300.00	9/20/2024	$10
S&P 500 Index	175		95,558		3,325.00	9/20/2024	39
S&P 500 Index	70		38,223		3,375.00	9/20/2024	18
S&P 500 Index	10		5,461		3,450.00	9/20/2024	3
S&P 500 Index	30		16,381		3,475.00	9/20/2024	8
S&P 500 Index	2,510		1,370,581		3,525.00	9/20/2024	753
S&P 500 Index	180		98,289		3,575.00	9/20/2024	58
S&P 500 Index	70		38,223		3,625.00	9/20/2024	29
S&P 500 Index	10		5,461		3,700.00	12/20/2024	11
S&P 500 Index	150		81,907		3,725.00	12/20/2024	203
S&P 500 Index	1,745		952,854		3,750.00	12/20/2024	2,827
S&P 500 Index	70		38,223		3,800.00	12/20/2024	122
S&P 500 Index	130		70,986		3,900.00	12/20/2024	234
S&P 500 Index	155		84,638		4,100.00	12/20/2024	301
							$4,616
American Funds Insurance Series	244

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
S&P 500 E-mini Index Futures	Long	218	9/1/2024	USD	60,185	$201
U.S. Treasury 5-Year Note	Long	54	9/1/2024		5,755	51
						$252

Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 80.00%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,749,625	$92,257	$210,362	$3,136	$151,458	$1,786,114	$5,421	$79,172
Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	328,068	60,671	49,693	(6,049)	1,912	334,909	2,282	—
Total 95.00%				$(2,913)	$153,370	$2,121,023	$7,703	$79,172

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars

Refer to the notes to financial statements.

245	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2024	unaudited

Asset allocation funds 95.27%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	80,083,731	$1,993,284
Total asset allocation funds (cost: $1,894,128,000)		1,993,284

Short-term securities 4.73%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	98,953,206	98,953
Total short-term securities (cost: $98,953,000)		98,953

Options purchased (equity style) 0.04%
Options purchased (equity style)*		698
Total options purchased (cost: $1,352,000)		698
Total investment securities 100.04% (cost: $1,994,433,000)		2,092,935
Other assets less liabilities (0.04)%		(754)
Net assets 100.00%		$2,092,181

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 6/30/2024 (000)
Put
S&P 500 Index	30	USD	16,381	USD	3,625.00	9/20/2024	$7
S&P 500 Index	10		5,461		3,725.00	9/20/2024	3
S&P 500 Index	20		10,921		3,750.00	9/20/2024	6
S&P 500 Index	120		65,526		3,800.00	9/20/2024	36
S&P 500 Index	15		8,191		3,900.00	9/20/2024	5
S&P 500 Index	15		8,191		4,100.00	9/20/2024	6
S&P 500 Index	10		5,460		3,775.00	12/20/2024	11
S&P 500 Index	20		10,921		4,050.00	12/20/2024	28
S&P 500 Index	310		169,275		4,125.00	12/20/2024	502
S&P 500 Index	10		5,460		4,200.00	12/20/2024	18
S&P 500 Index	40		21,842		4,250.00	12/20/2024	76
							$698

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
U.S. Treasury 5-Year Note	Long	390	9/1/2024	USD	41,566	$368
S&P 500 E-mini Index Futures	Long	41	9/1/2024		11,319	38
						$406
American Funds Insurance Series	246

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.27%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,999,492	$96,569	$191,155	$26,249	$62,129	$1,993,284	$9,939	$84,687

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars

Refer to the notes to financial statements.

247	American Funds Insurance Series

Financial statements	unaudited
Statements of assets and liabilities at June 30, 2024	(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund		Growth Fund	International Fund		New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$7,966,750	$2,974,857		$42,948,920	$7,020,180		$3,403,678
Affiliated issuers	295,186	113,977		965,003	254,704		138,525
Cash	232	903		518	819		4,139
Cash collateral received for securities on loan	479	1,722		3,903	—		748
Cash collateral pledged for futures contracts	—	—		—	—		—
Cash collateral pledged for swap contracts	—	—		—	—		—
Cash denominated in currencies other than U.S. dollars	50	119		877	1,442		667
Unrealized appreciation on open forward currency contracts	—	—		—	—		131
Unrealized appreciation on unfunded commitments*	—	—		—	—		—
Receivables for:
Sales of investments	19,976	3,927		13,214	3,283		45,061
Sales of fund’s shares	2,424	1,672		16,037	3,440		3,780
Dividends and interest	11,534	2,747		16,118	17,776		11,185
Variation margin on futures contracts	—	—		—	—		35
Variation margin on centrally cleared swap contracts	—	—		—	—		8
Securities lending income	1	38		26	4		7
Other	—	—	†	—	—	†	—
	8,296,632	3,099,962		43,964,616	7,301,648		3,607,964

Liabilities:
Collateral for securities on loan	4,789	17,225		39,028	—		7,477
Unrealized depreciation on open forward currency contracts	—	—		—	—		195
Bilateral swaps, at value	—	—		—	—		197
Options written, at value	—	—		—	—		—
Payables for:
Purchases of investments	34,552	4,217		11,404	5,168		6,473
Repurchases of fund’s shares	13,192	1,779		58,743	4,934		3,938
Investment advisory services	2,469	1,525		10,894	2,859		1,462
Insurance administrative fees	526	185		2,704	280		507
Services provided by related parties	1,135	505		5,829	980		420
Trustees’ deferred compensation	108	63		592	187		50
Variation margin on futures contracts	—	—		—	—		10
Variation margin on centrally cleared swap contracts	—	—		—	—		3
Non-U.S. taxes	5,454	18,507		—	32,220		19,505
Other	773	206		767	1,104		430
	62,998	44,212		129,961	47,732		40,667

Commitments and contingencies*
Net assets at June 30, 2024	$8,233,634	$3,055,750		$43,834,655	$7,253,916		$3,567,297

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,188,838	$2,402,001		$18,626,919	$5,566,137		$2,431,342
Total distributable earnings (accumulated loss)	4,044,796	653,749		25,207,736	1,687,779		1,135,955
Net assets at June 30, 2024	$8,233,634	$3,055,750		$43,834,655	$7,253,916		$3,567,297

Investment securities on loan, at value	$4,457	$41,131		$38,162	$9,093		$14,933
Investment securities, at cost
Unaffiliated issuers	4,878,864	2,314,045		19,847,748	4,976,685		2,361,239
Affiliated issuers	295,172	100,243		964,947	254,706		138,525
Cash denominated in currencies other than U.S. dollars, at cost	53	120		876	1,442		669
Premiums received on options written	—	—		—	—		—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	248

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2024 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund		Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,435,918	$1,849,795	$38,704,827	$309,553		$1,245,997
Affiliated issuers	419,230	62,675	1,400,527	19,520		110,564
Cash	233	47	424	55		194
Cash collateral received for securities on loan	—	966	11,983	—		1,650
Cash collateral pledged for futures contracts	—	—	—	—		—
Cash collateral pledged for swap contracts	—	—	—	—		—
Cash denominated in currencies other than U.S. dollars	4	394	2,935	192		240
Unrealized appreciation on open forward currency contracts	—	—	—	—		—
Unrealized appreciation on unfunded commitments*	—	—	—	—		—
Receivables for:
Sales of investments	20,607	3,793	162,974	143		29,467
Sales of fund’s shares	3,225	96	4,397	168		1,593
Dividends and interest	13,866	4,400	50,813	1,545		5,698
Variation margin on futures contracts	—	—	—	—		6
Variation margin on centrally cleared swap contracts	—	—	—	—		21
Securities lending income	10	5	45	—	†	7
Other	4	13	—	—		7
	10,893,097	1,922,184	40,338,925	331,176		1,395,444

Liabilities:
Collateral for securities on loan	—	9,661	119,835	—		16,497
Unrealized depreciation on open forward currency contracts	—	—	—	—		—
Bilateral swaps, at value	—	—	—	—		—
Options written, at value	—	—	—	—		—
Payables for:
Purchases of investments	11,648	640	17,131	210		66,823
Repurchases of fund’s shares	9,547	1,300	77,940	361		458
Investment advisory services	2,076	589	8,193	132		244
Insurance administrative fees	931	159	1,446	97		367
Services provided by related parties	1,183	317	4,259	72		153
Trustees’ deferred compensation	131	30	631	14		12
Variation margin on futures contracts	—	—	—	—		191
Variation margin on centrally cleared swap contracts	—	—	—	—		2
Non-U.S. taxes	213	967	1,763	189		406
Other	4	20	107	50		157
	25,733	13,683	231,305	1,125		85,310

Commitments and contingencies*
Net assets at June 30, 2024	$10,867,364	$1,908,501	$40,107,620	$330,051		$1,310,134

Net assets consist of:
Capital paid in on shares of beneficial interest	$6,736,929	$1,236,822	$18,824,836	$296,075		$1,094,668
Total distributable earnings (accumulated loss)	4,130,435	671,679	21,282,784	33,976		215,466
Net assets at June 30, 2024	$10,867,364	$1,908,501	$40,107,620	$330,051		$1,310,134

Investment securities on loan, at value	$—	$10,543	$114,087	$715		$20,164
Investment securities, at cost
Unaffiliated issuers	6,952,628	1,190,067	23,447,509	251,174		1,028,856
Affiliated issuers	419,195	62,674	1,348,742	19,517		114,153
Cash denominated in currencies other than U.S. dollars, at cost	4	394	2,936	192		240
Premiums received on options written	—	—	—	—		—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

249	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2024 (continued)	(dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund		The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Assets:
Investment securities, at value:
Unaffiliated issuers	$24,770,361	$374,998		$10,815,470	$1,453,720	$859,873
Affiliated issuers	3,193,004	35,995		1,710,287	231,179	20,436
Cash	3,185	73		4,880	357	1,173
Cash collateral received for securities on loan	1,991	15		—	—	—
Cash collateral pledged for futures contracts	—	—		—	—	153
Cash collateral pledged for swap contracts	—	—		—	—	491
Cash denominated in currencies other than U.S. dollars	336	83		195	46	4
Unrealized appreciation on open forward currency contracts	—	183		1,071	1,871	—
Unrealized appreciation on unfunded commitments*	1	—		—	—	2
Receivables for:
Sales of investments	364,046	8,514		1,087,237	87,857	331
Sales of fund’s shares	3,226	260		6,844	1,124	124
Dividends and interest	87,227	2,095		87,998	14,722	13,662
Variation margin on futures contracts	2,785	44		3,736	524	9
Variation margin on centrally cleared swap contracts	380	18		1,034	270	8
Securities lending income	55	—	†	—	—	—
Other	93	—		—	—	2
	28,426,690	422,278		13,718,752	1,791,670	896,268

Liabilities:
Collateral for securities on loan	19,914	147		—	—	—
Unrealized depreciation on open forward currency contracts	—	286		125	3,859	—
Bilateral swaps, at value	—	157		—	1,221	—
Options written, at value	—	—		—	920	—
Payables for:
Purchases of investments	1,432,645	29,199		2,558,995	266,084	3,787
Repurchases of fund’s shares	31,140	105		7,847	1,062	319
Investment advisory services	5,824	141		1,850	539	208
Insurance administrative fees	3,850	84		771	48	75
Services provided by related parties	2,850	69		1,070	214	158
Trustees’ deferred compensation	380	5		157	30	33
Variation margin on futures contracts	1,661	69		9,981	926	18
Variation margin on centrally cleared swap contracts	371	8		232	179	5
Non-U.S. taxes	—	190		17	93	—
Other	1,263	21		18	120	1
	1,499,898	30,481		2,581,063	275,295	4,604

Commitments and contingencies*
Net assets at June 30, 2024	$26,926,792	$391,797		$11,137,689	$1,516,375	$891,664

Net assets consist of:
Capital paid in on shares of beneficial interest	$18,791,744	$329,610		$12,772,384	$1,810,706	$1,200,060
Total distributable earnings (accumulated loss)	8,135,048	62,187		(1,634,695)	(294,331)	(308,396)
Net assets at June 30, 2024	$26,926,792	$391,797		$11,137,689	$1,516,375	$891,664

Investment securities on loan, at value	$19,113	$143		$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	17,261,076	322,755		11,124,829	1,548,780	862,937
Affiliated issuers	3,391,993	35,821		1,710,028	230,011	20,435
Cash denominated in currencies other than U.S. dollars, at cost	336	83		195	47	4
Premiums received on options written	—	—		—	827	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	250

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2024 (continued)	(dollars in thousands)

	American Funds Mortgage Fund		Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund		Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$146,707		$347,774	$2,018,807	$25,948		$6,820
Affiliated issuers	—		—	—	493,727		116,079
Cash	2,695		9,119	40,914	—		—
Cash collateral received for securities on loan	—		—	—	—		—
Cash collateral pledged for futures contracts	—		—	—	526		275
Cash collateral pledged for swap contracts	—		—	—	—		—
Cash denominated in currencies other than U.S. dollars	—		—	—	—		—
Unrealized appreciation on open forward currency contracts	—		—	—	—		—
Unrealized appreciation on unfunded commitments*	—		—	—	—		—
Receivables for:
Sales of investments	14,575		—	179,227	1,315		134
Sales of fund’s shares	513		242	351	—	†	1
Dividends and interest	399		40	10,937	111		27
Variation margin on futures contracts	52		—	1,167	—		11
Variation margin on centrally cleared swap contracts	13		—	1,981	—		—
Securities lending income	—		—	—	—		—
Other	1		—	—	—		—
	164,955		357,175	2,253,384	521,627		123,347

Liabilities:
Collateral for securities on loan	—		—	—	—		—
Unrealized depreciation on open forward currency contracts	—		—	—	—		—
Bilateral swaps, at value	—		—	—	—		—
Options written, at value	—		—	496	—		—
Payables for:
Purchases of investments	54,329		—	527,504	410		80
Repurchases of fund’s shares	88		1,700	1,318	953		58
Investment advisory services	19		75	317	42		10
Insurance administrative fees	30		32	191	316		77
Services provided by related parties	21		74	300	101		25
Trustees’ deferred compensation	3		12	46	6		2
Variation margin on futures contracts	96		—	1,155	54		4
Variation margin on centrally cleared swap contracts	1		—	450	—		—
Non-U.S. taxes	—		—	—	—		—
Other	—	†	—	1	—		—
	54,587		1,893	531,778	1,882		256

Commitments and contingencies*
Net assets at June 30, 2024	$110,368		$355,282	$1,721,606	$519,745		$123,091

Net assets consist of:
Capital paid in on shares of beneficial interest	$123,544		$346,582	$2,001,634	$487,969		$143,670
Total distributable earnings (accumulated loss)	(13,176)		8,700	(280,028)	31,776		(20,579)
Net assets at June 30, 2024	$110,368		$355,282	$1,721,606	$519,745		$123,091

Investment securities on loan, at value	$—		$—	$—	$—		$—
Investment securities, at cost
Unaffiliated issuers	148,031		347,924	2,073,482	26,763		6,422
Affiliated issuers	—		—	—	371,690		98,352
Cash denominated in currencies other than U.S. dollars, at cost	—		—	—	—		—
Premiums received on options written	—		—	512	—		—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

251	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2024 (continued)	(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$16,454	$110,334	$99,651
Affiliated issuers	312,594	2,121,023	1,993,284
Cash	—	—	—
Cash collateral received for securities on loan	—	—	—
Cash collateral pledged for futures contracts	372	3,268	991
Cash collateral pledged for swap contracts	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—
Receivables for:
Sales of investments	242	11,307	3,213
Sales of fund’s shares	438	1	64
Dividends and interest	72	470	443
Variation margin on futures contracts	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—
Securities lending income	—	—	—
Other	—	—	—
	330,172	2,246,403	2,097,646

Liabilities:
Collateral for securities on loan	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Options written, at value	—	—	—
Payables for:
Purchases of investments	474	75	—
Repurchases of fund’s shares	195	11,825	3,446
Investment advisory services	27	183	172
Insurance administrative fees	201	1,366	1,296
Services provided by related parties	65	57	424
Trustees’ deferred compensation	4	22	34
Variation margin on futures contracts	22	214	93
Variation margin on centrally cleared swap contracts	—	—	—
Non-U.S. taxes	—	—	—
Other	—	—	—
	988	13,742	5,465

Commitments and contingencies*
Net assets at June 30, 2024	$329,184	$2,232,661	$2,092,181

Net assets consist of:
Capital paid in on shares of beneficial interest	$322,570	$1,904,174	$1,909,929
Total distributable earnings (accumulated loss)	6,614	328,487	182,252
Net assets at June 30, 2024	$329,184	$2,232,661	$2,092,181

Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	17,148	117,821	100,305
Affiliated issuers	261,239	1,805,209	1,894,128
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—
Premiums received on options written	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	252

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,634,539	$966,566	$19,612,211	$3,344,759	$1,915,934
	Shares outstanding	97,196	54,094	174,099	178,512	70,907
	Net asset value per share	$37.39	$17.87	$112.65	$18.74	$27.02
Class 1A:	Net assets	$19,555	$5,243	$329,434	$12,566	$10,613
	Shares outstanding	526	298	2,957	675	395
	Net asset value per share	$37.15	$17.59	$111.40	$18.62	$26.87
Class 2:	Net assets	$3,713,964	$1,787,961	$19,295,635	$3,436,567	$826,781
	Shares outstanding	100,877	106,573	173,672	184,488	31,014
	Net asset value per share	$36.82	$16.78	$111.10	$18.63	$26.66
Class 3:	Net assets			$259,121	$16,271
	Shares outstanding	Not applicable	Not applicable	2,276	866	Not applicable
	Net asset value per share			$113.85	$18.79
Class 4:	Net assets	$865,576	$295,980	$4,338,254	$443,753	$813,969
	Shares outstanding	23,801	17,693	40,134	24,231	30,829
	Net asset value per share	$36.37	$16.73	$108.09	$18.31	$26.40

		Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,284,651	$594,076	$23,840,100	$16,295	$692,173
	Shares outstanding	393,951	39,150	369,692	1,532	57,693
	Net asset value per share	$15.95	$15.17	$64.49	$10.64	$12.00
Class 1A:	Net assets	$26,468	$8,281	$39,602	$5,972	$10,824
	Shares outstanding	1,667	550	619	578	903
	Net asset value per share	$15.87	$15.07	$64.00	$10.34	$11.98
Class 2:	Net assets	$3,005,179	$1,051,762	$13,670,858	$157,580	$15,792
	Shares outstanding	192,244	69,574	215,853	15,243	1,318
	Net asset value per share	$15.63	$15.12	$63.33	$10.34	$11.99
Class 3:	Net assets			$151,885
	Shares outstanding	Not applicable	Not applicable	2,351	Not applicable	Not applicable
	Net asset value per share			$64.61
Class 4:	Net assets	$1,551,066	$254,382	$2,405,175	$150,204	$591,345
	Shares outstanding	100,410	17,287	38,685	14,783	49,406
	Net asset value per share	$15.45	$14.72	$62.17	$10.16	$11.97

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

253	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$16,050,995	$98,257	$7,062,850	$633,847	$227,066
	Shares outstanding	644,952	7,657	749,934	64,831	24,705
	Net asset value per share	$24.89	$12.83	$9.42	$9.78	$9.19
Class 1A:	Net assets	$33,567	$2,733	$209,966	$37,013	$2,908
	Shares outstanding	1,357	215	22,469	3,821	318
	Net asset value per share	$24.73	$12.75	$9.34	$9.69	$9.15
Class 2:	Net assets	$4,356,251	$156,656	$2,807,280	$789,090	$528,468
	Shares outstanding	177,818	12,283	302,898	81,673	58,951
	Net asset value per share	$24.50	$12.75	$9.27	$9.66	$8.96
Class 3:	Net assets	$31,592				$8,047
	Shares outstanding	1,268	Not applicable	Not applicable	Not applicable	871
	Net asset value per share	$24.91				$9.24
Class 4:	Net assets	$6,454,387	$134,151	$1,057,593	$56,425	$125,175
	Shares outstanding	265,952	10,705	114,789	5,936	12,499
	Net asset value per share	$24.27	$12.53	$9.21	$9.51	$10.01

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$16,592	$38,963	$258,713
	Shares outstanding	1,791	3,378	26,530	Not applicable	Not applicable
	Net asset value per share	$9.26	$11.53	$9.75
Class 1A:	Net assets	$2,219	$122	$214,486
	Shares outstanding	243	11	22,107	Not applicable	Not applicable
	Net asset value per share	$9.14	$11.52	$9.70
Class 2:	Net assets	$42,945	$262,572	$1,058,967
	Shares outstanding	4,688	23,559	110,118	Not applicable	Not applicable
	Net asset value per share	$9.16	$11.15	$9.62
Class 3:	Net assets		$3,935	$5,155
	Shares outstanding	Not applicable	348	527	Not applicable	Not applicable
	Net asset value per share		$11.30	$9.78
Class 4:	Net assets	$48,612	$49,690	$184,285
	Shares outstanding	5,379	4,433	19,196	Not applicable	Not applicable
	Net asset value per share	$9.04	$11.21	$9.60
Class P1:	Net assets				$13,060	$1,910
	Shares outstanding	Not applicable	Not applicable	Not applicable	1,074	219
	Net asset value per share				$12.16	$8.74
Class P2:	Net assets				$506,685	$121,181
	Shares outstanding	Not applicable	Not applicable	Not applicable	42,107	13,928
	Net asset value per share				$12.03	$8.70

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	254

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,744	$1,951,328	$10,444
	Shares outstanding	243	144,216	832
	Net asset value per share	$11.28	$13.53	$12.56
Class P2:	Net assets	$326,440	$281,333	$2,081,737
	Shares outstanding	29,165	20,952	171,400
	Net asset value per share	$11.19	$13.43	$12.15

*	Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.
†	Amount less than one thousand.

Refer to the notes to financial statements.

255	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2024	(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$66,243	$22,541	$134,655	$74,268	$34,857
Affiliated issuers	11,421	2,890	27,383	6,516	4,142
	77,664	25,431	162,038	80,784	38,999
Interest from unaffiliated issuers	942	38	201	36	5,544
Securities lending income (net of fees)	51	211	132	29	22
	78,657	25,680	162,371	80,849	44,565
Fees and expenses*:
Investment advisory services	18,991	9,975	63,952	17,324	9,872
Distribution services	5,549	2,629	28,397	4,835	2,021
Insurance administrative services	1,023	373	5,249	554	1,012
Transfer agent services	1	— †	5	1	— †
Administrative services	1,199	463	6,239	1,087	513
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	51	21	278	51	24
Registration statement and prospectus	6	4	46	10	5
Trustees’ compensation	24	9	122	21	10
Auditing and legal	23	58	44	38	69
Custodian	296	282	249	477	394
Other	3	23	19	5	25
Total fees and expenses before waivers/reimbursement	27,166	13,837	104,600	24,403	13,945
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	4,398	415	—	—	1,198
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	4,398	415	—	—	1,198
Total fees and expenses after waivers/reimbursement	22,768	13,422	104,600	24,403	12,747
Net investment income	55,889	12,258	57,771	56,446	31,818
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	935,602	23,056	2,107,582	179,028	108,730
Affiliated issuers	(31)	7	(28)	(19)	19
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(111)
Forward currency contracts	—	1	—	—	64
Swap contracts	—	—	—	—	(113)
Currency transactions	(158)	(42)	68	611	(671)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	935,413	23,022	2,107,622	179,620	107,918
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	59,871	(28,677)	4,043,764	276,343	87,381
Affiliated issuers	27	8,469	45	(3)	(9)
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	1
Forward currency contracts	—	—	—	—	49
Swap contracts	—	—	—	—	(291)
Currency translations	(237)	(110)	(126)	(379)	(264)
	59,661	(20,318)	4,043,683	275,961	86,867
Net realized gain (loss) and unrealized appreciation (depreciation)	995,074	2,704	6,151,305	455,581	194,785
Net increase (decrease) in net assets resulting from operations	$1,050,963	$14,962	$6,209,076	$512,027	$226,603

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	256

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2024 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$102,890	$22,005	$288,028	$6,340	$19,921
Affiliated issuers	9,616	1,790	33,109	385	3,052
	112,506	23,795	321,137	6,725	22,973
Interest from unaffiliated issuers	8	146	201	30	3,548
Securities lending income (net of fees)	140	12	126	2	16
	112,654	23,953	321,464	6,757	26,537
Fees and expenses*:
Investment advisory services	19,738	4,484	48,698	816	2,271
Distribution services	5,476	1,615	19,546	388	736
Insurance administrative services	1,827	316	2,832	192	730
Transfer agent services	1	— †	4	— †	— †
Administrative services	1,583	283	5,823	50	191
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	51	11	243	5	9
Registration statement and prospectus	3	2	44	2	9
Trustees’ compensation	31	5	115	1	4
Auditing and legal	21	38	40	25	36
Custodian	131	68	290	27	38
Other	4	2	16	— †	1
Total fees and expenses before waivers/reimbursement	28,866	6,824	77,651	1,506	4,025
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	8,393	1,006	—	—	869
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	8,393	1,006	—	—	869
Total fees and expenses after waivers/reimbursement	20,473	5,818	77,651	1,506	3,156
Net investment income	92,181	18,135	243,813	5,251	23,381
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	577,271	75,820	5,717,125	(3,503)	10,308
Affiliated issuers	(5)	(3)	509	— †	(941)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(948)
Forward currency contracts	—	—	—	—	— †
Swap contracts	—	—	—	—	441
Currency transactions	(19)	(46)	729	(31)	(22)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	577,247	75,771	5,718,363	(3,534)	8,838
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	474,404	85,428	(775,824)	16,945	24,825
Affiliated issuers	11	5	(1,587)	1	161
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(1,882)
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	14
Currency translations	(14)	(95)	(317)	(48)	(70)
	474,401	85,338	(777,728)	16,898	23,048
Net realized gain (loss) and unrealized appreciation (depreciation)	1,051,648	161,109	4,940,635	13,364	31,886
Net increase (decrease) in net assets resulting from operations	$1,143,829	$179,244	$5,184,448	$18,615	$55,267

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

257	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2024 (continued)	(dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$134,178	$3,562	$—	$1	$120
Affiliated issuers	89,964	1,016	52,035	6,721	797
	224,142	4,578	52,035	6,722	917
Interest from unaffiliated issuers	127,357	2,101	214,982	27,721	30,922
Securities lending income (net of fees)	227	2	—	—	—
	351,726	6,681	267,017	34,443	31,839
Fees and expenses*:
Investment advisory services	34,645	867	19,286	3,228	1,777
Distribution services	12,962	360	4,747	1,059	813
Insurance administrative services	7,613	167	1,544	84	149
Transfer agent services	3	— †	1	— †	— †
Administrative services	3,919	58	1,644	225	132
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	141	4	71	10	8
Registration statement and prospectus	20	2	14	2	3
Trustees’ compensation	78	1	33	5	2
Auditing and legal	33	27	7	4	2
Custodian	113	44	52	116	9
Other	11	— †	5	1	7
Total fees and expenses before waivers/reimbursement	59,538	1,530	27,404	4,734	2,902
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	—	19	7,525	—	586
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	—	19	7,525	—	586
Total fees and expenses after waivers/reimbursement	59,538	1,511	19,879	4,734	2,316
Net investment income	292,188	5,170	247,138	29,709	29,523
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	608,345	10,298	(96,846)	(22,666)	(1,053)
Affiliated issuers	(3,616)	45	(9)	680	3
Options purchased (futures style)	—	—	—	(66)	—
Options written	—	—	—	300	—
Futures contracts	(23,417)	(52)	(65,889)	(91)	(100)
Forward currency contracts	—	(57)	1,525	(1,028)	—
Swap contracts	828	(212)	(6,930)	(1,368)	(213)
Currency transactions	(86)	(8)	5	(723)	7
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	582,054	10,014	(168,144)	(24,962)	(1,356)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	1,549,070	1,474	(113,171)	(45,847)	5,451
Affiliated issuers	(31,662)	(305)	226	(2,447)	2
Options written	—	—	—	(93)	—
Futures contracts	(3,393)	(144)	(40,875)	(4,341)	70
Forward currency contracts	—	(421)	1,842	(5,821)	—
Swap contracts	133	(1)	5,924	(994)	1
Currency translations	(354)	(47)	(36)	(291)	(27)
	1,513,794	556	(146,090)	(59,834)	5,497
Net realized gain (loss) and unrealized appreciation (depreciation)	2,095,848	10,570	(314,234)	(84,796)	4,141
Net increase (decrease) in net assets resulting from operations	$2,388,036	$15,740	$(67,096)	$(55,087)	$33,664

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	258

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2024 (continued)	(dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$—	$—		$—	$645	$156
Affiliated issuers	—	—		—	1,210	343
	—	—		—	1,855	499
Interest from unaffiliated issuers	2,904	9,854		38,207	—	—
Securities lending income (net of fees)	—	—		—	—	—
	2,904	9,854		38,207	1,855	499
Fees and expenses*:
Investment advisory services	158	465		2,299	385	93
Distribution services	110	399		1,545	625	153
Insurance administrative services	60	65		308	641	155
Transfer agent services	— †	—	†	— †	— †	—	†
Administrative services	16	54		234	—	—
Accounting and administrative services	—	—		—	30	27
Reports to shareholders	4	5		12	—	—
Registration statement and prospectus	2	2		4	6	5
Trustees’ compensation	— †	1		5	1	—	†
Auditing and legal	— †	—	†	1	1	—	†
Custodian	7	—	†	14	3	3
Other	— †	—	†	1	10	—	†
Total fees and expenses before waivers/reimbursement	357	991		4,423	1,702	436
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	36	—		495	128	31
Miscellaneous fee reimbursement	—	—		—	—	7
Total waivers/reimbursement of fees and expenses	36	—		495	128	38
Total fees and expenses after waivers/reimbursement	321	991		3,928	1,574	398
Net investment income	2,583	8,863		34,279	281	101
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,071)	—		(2,183)	(2,269)	(437)
Affiliated issuers	—	—		—	16,267	364
Options purchased (futures style)	—	—		—	—	—
Options written	—	—		92	—	—
Futures contracts	(761)	—		(3,042)	(1,082)	(272)
Forward currency contracts	—	—		—	—	—
Swap contracts	20	—		2,656	—	—
Currency transactions	—	—		—	24	2
Capital gain distributions received from affiliated issuers	—	—		—	10,033	—
	(1,812)	—		(2,477)	22,973	(343)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(1,435)	(43)		(27,820)	522	588
Affiliated issuers	—	—		—	38,413	6,854
Options written	—	—		360	—	—
Futures contracts	(715)	—		(16,056)	(436)	66
Forward currency contracts	—	—		—	—	—
Swap contracts	89	—		(916)	—	—
Currency translations	—	—		—	—	—
	(2,061)	(43)		(44,433)	38,499	7,508
Net realized gain (loss) and unrealized appreciation (depreciation)	(3,873)	(43)		(46,910)	61,472	7,165
Net increase (decrease) in net assets resulting from operations	$(1,290)	$8,820		$(12,631)	$61,753	$7,266

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

259	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2024 (continued)	(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$414	$2,778	$2,668
Affiliated issuers	1,350	7,703	9,939
	1,764	10,481	12,607
Interest from unaffiliated issuers	—	—	—
Securities lending income (net of fees)	—	—	—
	1,764	10,481	12,607
Fees and expenses*:
Investment advisory services	244	1,662	1,565
Distribution services	403	349	2,596
Insurance administrative services	407	2,770	2,609
Transfer agent services	— †	— †	— †
Administrative services	—	—	—
Accounting and administrative services	28	46	45
Reports to shareholders	—	—	—
Registration statement and prospectus	5	12	13
Trustees’ compensation	1	7	6
Auditing and legal	1	2	2
Custodian	3	3	3
Other	— †	1	1
Total fees and expenses before waivers/reimbursement	1,092	4,852	6,840
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	81	554	522
Miscellaneous fee reimbursement	7	—	—
Total waivers/reimbursement of fees and expenses	88	554	522
Total fees and expenses after waivers/reimbursement	1,004	4,298	6,318
Net investment income	760	6,183	6,289
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,485)	(15,868)	(1,481)
Affiliated issuers	(3,487)	(2,913)	26,249
Options purchased (futures style)	—	—	—
Options written	—	—	—
Futures contracts	382	7,821	(410)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	10	81	28
Capital gain distributions received from affiliated issuers	2,242	79,172	84,687
	(2,338)	68,293	109,073
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	334	3,986	157
Affiliated issuers	29,779	153,370	62,129
Options written	—	—	—
Futures contracts	(279)	(1,796)	(999)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	29,834	155,560	61,287
Net realized gain (loss) and unrealized appreciation (depreciation)	27,496	223,853	170,360
Net increase (decrease) in net assets resulting from operations	$28,256	$230,036	$176,649

*	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	260

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023
Operations:
Net investment income (loss)	$55,889	$69,987	$12,258	$13,170	$57,771	$172,421
Net realized gain (loss)	935,413	229,855	23,022	110,112	2,107,622	1,075,677
Net unrealized appreciation (depreciation)	59,661	1,183,746	(20,318)	339,201	4,043,683	10,184,557
Net increase (decrease) in net assets resulting from operations	1,050,963	1,483,588	14,962	462,483	6,209,076	11,432,655
Distributions paid to shareholders	(276,055)	(620,422)	(136,770)	(48,426)	(1,072,862)	(2,137,413)
Net capital share transactions	(231,456)	(108,638)	(6,998)	(172,404)	(600,369)	(892,780)
Total increase (decrease) in net assets	543,452	754,528	(128,806)	241,653	4,535,845	8,402,462
Net assets:
Beginning of period	7,690,182	6,935,654	3,184,556	2,942,903	39,298,810	30,896,348
End of period	$8,233,634	$7,690,182	$3,055,750	$3,184,556	$43,834,655	$39,298,810

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023
Operations:
Net investment income (loss)	$56,446	$93,802	$31,818	$47,669	$92,181	$187,985
Net realized gain (loss)	179,620	(166,257)	107,918	20,610	577,247	89,709
Net unrealized appreciation (depreciation)	275,961	1,106,146	86,867	413,836	474,401	1,300,455
Net increase (decrease) in net assets resulting from operations	512,027	1,033,691	226,603	482,115	1,143,829	1,578,149
Distributions paid to shareholders	(16,290)	(97,498)	(28,729)	(49,443)	(129,380)	(280,747)
Net capital share transactions	(420,833)	(476,762)	(8,864)	(138,169)	(433,426)	(454,761)
Total increase (decrease) in net assets	74,904	459,431	189,010	294,503	581,023	842,641
Net assets:
Beginning of period	7,179,012	6,719,581	3,378,287	3,083,784	10,286,341	9,443,700
End of period	$7,253,916	$7,179,012	$3,567,297	$3,378,287	$10,867,364	$10,286,341

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

261	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Capital World Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023
Operations:
Net investment income (loss)	$18,135	$33,421	$243,813	$514,726	$5,251	$7,699
Net realized gain (loss)	75,771	5,322	5,718,363	1,802,151	(3,534)	(10)
Net unrealized appreciation (depreciation)	85,338	302,180	(777,728)	5,849,685	16,898	38,198
Net increase (decrease) in net assets resulting from operations	179,244	340,923	5,184,448	8,166,562	18,615	45,887
Distributions paid to shareholders	(7,480)	(33,998)	(1,893,256)	(2,341,589)	(1,606)	(7,633)
Net capital share transactions	(124,598)	(170,988)	(635,548)	(1,355,964)	(15,538)	(10,671)
Total increase (decrease) in net assets	47,166	135,937	2,655,644	4,469,009	1,471	27,583
Net assets:
Beginning of period	1,861,335	1,725,398	37,451,976	32,982,967	328,580	300,997
End of period	$1,908,501	$1,861,335	$40,107,620	$37,451,976	$330,051	$328,580

	Capital Income Builder		Asset Allocation Fund		American Funds Global Balanced Fund
	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023
Operations:
Net investment income (loss)	$23,381	$40,324	$292,188	$579,492	$5,170	$9,009
Net realized gain (loss)	8,838	242	582,054	1,163,038	10,014	(7,714)
Net unrealized appreciation (depreciation)	23,048	63,347	1,513,794	1,605,426	556	47,126
Net increase (decrease) in net assets resulting from operations	55,267	103,913	2,388,036	3,347,956	15,740	48,421
Distributions paid to shareholders	(15,346)	(34,911)	(1,276,340)	(1,526,238)	(1,796)	(50,940)
Net capital share transactions	18,944	43,201	129,766	(936,962)	(10,911)	23,523
Total increase (decrease) in net assets	58,865	112,203	1,241,462	884,756	3,033	21,004
Net assets:
Beginning of period	1,251,269	1,139,066	25,685,330	24,800,574	388,764	367,760
End of period	$1,310,134	$1,251,269	$26,926,792	$25,685,330	$391,797	$388,764

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	262

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023
Operations:
Net investment income (loss)	$247,138	$426,022	$29,709	$46,485	$29,523	$57,760
Net realized gain (loss)	(168,144)	(554,664)	(24,962)	(105,717)	(1,356)	(33,292)
Net unrealized appreciation (depreciation)	(146,090)	653,577	(59,834)	149,374	5,497	73,317
Net increase (decrease) in net assets resulting from operations	(67,096)	524,935	(55,087)	90,142	33,664	97,785
Distributions paid to shareholders	(75,485)	(382,616)	(2,628)	—	(9,874)	(58,266)
Net capital share transactions	272,356	644,513	33,749	(31,695)	(5,971)	2,772
Total increase (decrease) in net assets	129,775	786,832	(23,966)	58,447	17,819	42,291
Net assets:
Beginning of period	11,007,914	10,221,082	1,540,341	1,481,894	873,845	831,554
End of period	$11,137,689	$11,007,914	$1,516,375	$1,540,341	$891,664	$873,845

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund
	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023
Operations:
Net investment income (loss)	$2,583	$4,435	$8,863	$18,122	$34,279	$57,199
Net realized gain (loss)	(1,812)	(3,678)	— †	— †	(2,477)	(96,180)
Net unrealized appreciation (depreciation)	(2,061)	3,010	(43)	(50)	(44,433)	81,462
Net increase (decrease) in net assets resulting from operations	(1,290)	3,767	8,820	18,072	(12,631)	42,481
Distributions paid to shareholders	(855)	(3,960)	(3,299)	(17,531)	(11,753)	(55,687)
Net capital share transactions	4,722	18,941	(22,993)	(60,048)	221,961	36,513
Total increase (decrease) in net assets	2,577	18,748	(17,472)	(59,507)	197,577	23,307
Net assets:
Beginning of period	107,791	89,043	372,754	432,261	1,524,029	1,500,722
End of period	$110,368	$107,791	$355,282	$372,754	$1,721,606	$1,524,029

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

263	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023
Operations:
Net investment income (loss)	$281	$2,083	$101	$1,506	$760	$5,418
Net realized gain (loss)	22,973	(30,059)	(343)	(17,554)	(2,338)	(22,528)
Net unrealized appreciation (depreciation)	38,499	129,616	7,508	23,557	29,834	46,582
Net increase (decrease) in net assets resulting from operations	61,753	101,640	7,266	7,509	28,256	29,472
Distributions paid to shareholders	(2,419)	(111,683)	(1,561)	(10,852)	(5,148)	(47,987)
Net capital share transactions	(47,224)	63,436	(6,796)	1,591	(18,115)	19,234
Total increase (decrease) in net assets	12,110	53,393	(1,091)	(1,752)	4,993	719
Net assets:
Beginning of period	507,635	454,242	124,182	125,934	324,191	323,472
End of period	$519,745	$507,635	$123,091	$124,182	$329,184	$324,191

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023
Operations:
Net investment income (loss)	$6,183	$34,077	$6,289	$39,329
Net realized gain (loss)	68,293	24,747	109,073	47,040
Net unrealized appreciation (depreciation)	155,560	260,383	61,287	116,167
Net increase (decrease) in net assets resulting from operations	230,036	319,207	176,649	202,536
Distributions paid to shareholders	(58,907)	(297,374)	(65,362)	(287,115)
Net capital share transactions	(125,724)	63,979	(122,302)	(1,697)
Total increase (decrease) in net assets	45,405	85,812	(11,015)	(86,276)
Net assets:
Beginning of period	2,187,256	2,101,444	2,103,196	2,189,472
End of period	$2,232,661	$2,187,256	$2,092,181	$2,103,196

*	Unaudited.
†	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	264

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 40 different funds (“the funds”), including 23 funds in the series covered in this report. The other 17 funds in the series are covered in separate reports. Twelve funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

265	American Funds Insurance Series

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	266

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

267	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of June 30, 2024 (dollars in thousands):

American Funds Insurance Series	268

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$1,496,538	$835,497	$—		$2,332,035
Health care	783,131	486,858	—		1,269,989
Industrials	504,090	612,266	—		1,116,356
Consumer discretionary	493,789	549,217	—		1,043,006
Financials	474,495	412,949	—	*	887,444
Communication services	358,906	111,356	—		470,262
Energy	230,378	97,226	—	*	327,604
Consumer staples	173,887	100,136	—		274,023
Materials	142,845	55,327	—		198,172
Real estate	13,934	—	—		13,934
Utilities	10,957	—	—		10,957
Preferred securities	—	18,658	—		18,658
Short-term securities	299,496	—	—		299,496
Total	$4,982,446	$3,279,490	$—	*	$8,261,936

*	Amount less than one thousand.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$333,520	$472,428	$—	$805,948
Consumer discretionary	370,427	124,803	—	495,230
Information technology	292,194	184,507	964	477,665
Health care	322,651	127,668	—	450,319
Financials	96,921	198,131	—	295,052
Communication services	67,832	67,363	—	135,195
Materials	37,887	83,545	—	121,432
Real estate	27,198	52,921	—	80,119
Energy	36,583	11,289	—	47,872
Utilities	18,763	23,994	—	42,757
Consumer staples	3,059	19,572	—	22,631
Preferred securities	1,920	—	16,680	18,600
Short-term securities	96,014	—	—	96,014
Total	$1,704,969	$1,366,221	$17,644	$3,088,834
269	American Funds Insurance Series

Growth Fund

	Investment securities
	Level 1	Level 2		Level 3	Total
Assets:
Common stocks:
Information technology	$9,917,689	$562,348		$4,384	$10,484,421
Communication services	8,695,327	—		—	8,695,327
Health care	6,280,230	252,547		31,351	6,564,128
Consumer discretionary	4,964,660	387,171		—	5,351,831
Industrials	4,555,144	231,471		2,674	4,789,289
Financials	3,007,253	44,932		—	3,052,185
Energy	1,645,161	—		—	1,645,161
Consumer staples	1,160,149	—		—	1,160,149
Materials	634,937	30,077		—	665,014
Utilities	341,689	—		—	341,689
Real estate	66,223	—		—	66,223
Preferred securities	—	—		116,405	116,405
Rights & warrants	—	—	*	—	—	*
Convertible stocks	6,005	—		—	6,005
Short-term securities	976,096	—		—	976,096
Total	$42,250,563	$1,508,546		$154,814	$43,913,923

*	Amount less than one thousand.

International Fund

	Investment securities
	Level 1	Level 2		Level 3	Total
Assets:
Common stocks:
Industrials	$30,605	$1,241,269		$—	$1,271,874
Information technology	225,072	795,333		5,140	1,025,545
Health care	9,414	925,782		—	935,196
Materials	300,585	574,695		—	875,280
Consumer discretionary	238,676	569,978		—	808,654
Financials	207,655	569,258		—	776,913
Energy	195,370	304,691		—	500,061
Communication services	—	366,276		—	366,276
Consumer staples	73,820	227,237		—	301,057
Utilities	—	82,776		—	82,776
Real estate	—	50,416		—	50,416
Preferred securities	7,588	18,074		470	26,132
Rights & warrants	—	—	*	—	—	*
Short-term securities	254,704	—		—	254,704
Total	$1,543,489	$5,725,785		$5,610	$7,274,884

*	Amount less than one thousand.
American Funds Insurance Series	270

New World Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$262,334	$324,569	$411		$587,314
Financials	141,383	421,482	—	*	562,865
Industrials	105,231	285,250	—		390,481
Consumer discretionary	129,842	250,165	—	*	380,007
Health care	145,370	217,767	—		363,137
Communication services	130,846	181,115	—		311,961
Consumer staples	55,651	184,935	—		240,586
Materials	141,138	85,753	—	*	226,891
Energy	32,790	54,044	—	*	86,834
Real estate	13,751	48,224	—		61,975
Utilities	11,565	22,452	—		34,017
Preferred securities	9,731	9,004	6,048		24,783
Rights & warrants	—	1,140	—		1,140
Convertible stocks	266	—	—		266
Bonds, notes & other debt instruments	—	123,092	—		123,092
Short-term securities	145,254	1,600	—		146,854
Total	$1,325,152	$2,210,592	$6,459		$3,542,203

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$51	$—	$—	$51
Unrealized appreciation on open forward currency contracts	—	131	—	131
Unrealized appreciation on centrally cleared interest rate swaps	—	7	—	7
Liabilities:
Unrealized depreciation on futures contracts	(71)	—	—	(71)
Unrealized depreciation on open forward currency contracts	—	(195)	—	(195)
Unrealized depreciation on centrally cleared interest rate swaps	—	(6)	—	(6)
Unrealized depreciation on bilateral interest rate swaps	—	(197)	—	(197)
Total	$(20)	$(260)	$—	$(280)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

As of June 30, 2024, all of the fund’s investment securities were classified as Level 1.

271	American Funds Insurance Series

Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$288,987	$140,656	$—		$429,643
Industrials	114,248	146,844	—		261,092
Health care	164,291	87,733	—		252,024
Financials	99,630	110,715	—	*	210,345
Consumer discretionary	107,808	67,587	—		175,395
Communication services	82,784	44,791	—		127,575
Consumer staples	63,456	54,404	—		117,860
Materials	56,110	59,443	—		115,553
Energy	77,243	18,285	—	*	95,528
Utilities	21,117	17,151	—		38,268
Real estate	8,777	3,167	—		11,944
Preferred securities	—	1,284	—		1,284
Convertible stocks	2,193	—	—		2,193
Bonds, notes & other debt instruments	—	2,396	—		2,396
Short-term securities	71,370	—	—		71,370
Total	$1,158,014	$754,456	$—	*	$1,912,470

*	Amount less than one thousand.

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,974,592	$468,429	$—	$10,443,021
Industrials	5,400,370	265,011	—	5,665,381
Health care	5,144,347	283,784	—	5,428,131
Communication services	4,197,118	—	—	4,197,118
Consumer discretionary	3,601,831	293,612	—	3,895,443
Financials	3,879,668	—	—	3,879,668
Consumer staples	815,121	569,845	—	1,384,966
Energy	1,212,871	—	—	1,212,871
Materials	1,210,526	—	—	1,210,526
Utilities	931,665	—	—	931,665
Real estate	729,800	—	—	729,800
Bonds, notes & other debt instruments	—	5,638	—	5,638
Short-term securities	1,121,126	—	—	1,121,126
Total	$38,219,035	$1,886,319	$—	$40,105,354

American Funds Insurance Series	272

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$4,829	$56,328	$—	*	$61,157
Information technology	4,793	44,468	—		49,261
Industrials	7,610	37,626	—		45,236
Consumer discretionary	4,003	28,983	—		32,986
Health care	844	27,802	—		28,646
Consumer staples	5,502	21,656	—		27,158
Communication services	2,254	19,795	—		22,049
Energy	5,807	9,819	—	*	15,626
Materials	8,436	7,056	—	*	15,492
Utilities	970	5,452	—		6,422
Real estate	842	4,244	—		5,086
Preferred securities	247	187	—		434
Short-term securities	19,520	—	—		19,520
Total	$65,657	$263,416	$—	*	$329,073

*	Amount less than one thousand.

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$100,714	$69,319	$—	*	$170,033
Information technology	116,169	35,965	—		152,134
Health care	94,374	34,786	—		129,160
Industrials	63,400	55,975	—		119,375
Consumer staples	69,924	44,266	—		114,190
Energy	59,901	22,075	—	*	81,976
Utilities	45,923	33,806	—		79,729
Consumer discretionary	33,679	23,036	—		56,715
Real estate	44,779	7,895	—		52,674
Communication services	17,630	18,790	—		36,420
Materials	15,932	14,052	—		29,984
Convertible stocks	1,435	—	—		1,435
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	103,963	98		104,061
U.S. Treasury bonds & notes	—	59,854	—		59,854
Corporate bonds, notes & loans	—	31,284	—		31,284
Asset-backed obligations	—	11,035	—		11,035
Bonds & notes of governments & government agencies outside the U.S.	—	746	—		746
Municipals	—	344	—		344
Investment funds	30,145	—	—		30,145
Short-term securities	95,267	—	—		95,267
Total	$789,272	$567,191	$98		$1,356,561

Refer to the next page for footnote.

273	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$577	$—	$—	$577
Unrealized appreciation on centrally cleared interest rate swaps	—	446	—	446
Unrealized appreciation on centrally cleared credit default swaps	—	2	—	2
Liabilities:
Unrealized depreciation on futures contracts	(3)	—	—	(3)
Total	$574	$448	$—	$1,022

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$4,353,314	$22,990	$—		$4,376,304
Health care	2,525,391	218,654	18,138		2,762,183
Financials	2,608,729	54,564	—	*	2,663,293
Communication services	1,804,461	—	—		1,804,461
Consumer discretionary	1,539,970	240,597	1,199		1,781,766
Industrials	1,545,510	155,442	—		1,700,952
Materials	1,131,819	—	2,890		1,134,709
Consumer staples	865,162	95,409	—		960,571
Energy	862,445	—	1,282		863,727
Real estate	289,295	—	—		289,295
Utilities	43,079	—	—		43,079
Preferred securities	—	—	771		771
Rights & warrants	—	—	—	*	—	*
Convertible stocks	—	—	11,596		11,596
Convertible bonds & notes	—	2,501	—		2,501
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,453,506	—		2,453,506
U.S. Treasury bonds & notes	—	1,626,887	—		1,626,887
Corporate bonds, notes & loans	—	1,585,311	3,079		1,588,390
Asset-backed obligations	—	613,243	5,930		619,173
Bonds & notes of governments & government agencies outside the U.S.	—	46,638	—		46,638
Municipals	—	29,674	—		29,674
Investment funds	1,423,069	—	—		1,423,069
Short-term securities	1,780,820	—	—		1,780,820
Total	$20,773,064	$7,145,416	$44,885		$27,963,365

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,673	$—	$—	$7,673
Unrealized appreciation on centrally cleared interest rate swaps	—	1,397	—	1,397
Liabilities:
Unrealized depreciation on futures contracts	(3,890)	—	—	(3,890)
Unrealized depreciation on centrally cleared credit default swaps	—	(28)	—	(28)
Total	$3,783	$1,369	$—	$5,152

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series	274

American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$37,992	$9,482	$—	$47,474
Health care	21,907	16,099	—	38,006
Industrials	19,771	12,069	—	31,840
Financials	11,701	18,498	—	30,199
Consumer staples	3,912	18,250	—	22,162
Materials	11,783	7,524	—	19,307
Communication services	16,421	1,735	—	18,156
Consumer discretionary	9,682	6,096	—	15,778
Energy	8,591	3,541	—	12,132
Utilities	7,953	3,955	—	11,908
Real estate	1,613	3,125	—	4,738
Preferred securities	—	315	—	315
Convertible stocks	1,975	—	—	1,975
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	50,730	—	50,730
Mortgage-backed obligations	—	27,047	—	27,047
Corporate bonds, notes & loans	—	22,836	—	22,836
U.S. Treasury bonds & notes	—	17,016	—	17,016
Asset-backed obligations	—	1,218	—	1,218
Federal agency bonds & notes	—	201	—	201
Municipals	—	135	—	135
Investment funds	3,858	—	—	3,858
Short-term securities	32,269	1,693	—	33,962
Total	$189,428	$221,565	$—	$410,993

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$230	$—	$—	$230
Unrealized appreciation on open forward currency contracts	—	183	—	183
Unrealized appreciation on centrally cleared interest rate swaps	—	205	—	205
Liabilities:
Unrealized depreciation on futures contracts	(27)	—	—	(27)
Unrealized depreciation on open forward currency contracts	—	(286)	—	(286)
Unrealized depreciation on centrally cleared interest rate swaps	—	(94)	—	(94)
Unrealized depreciation on bilateral interest rate swaps	—	(157)	—	(157)
Unrealized depreciation on centrally cleared credit default swaps	—	(19)	—	(19)
Total	$203	$(168)	$—	$35

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
275	American Funds Insurance Series

The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$4,607,884	$1,642	$4,609,526
Corporate bonds, notes & loans	—	3,399,615	—	3,399,615
U.S. Treasury bonds & notes	—	1,938,945	—	1,938,945
Asset-backed obligations	—	564,361	9,745	574,106
Municipals	—	167,632	—	167,632
Bonds & notes of governments & government agencies outside the U.S.	—	114,266	—	114,266
Federal agency bonds & notes	—	11,365	—	11,365
Common stocks	—	15	—	15
Short-term securities	1,710,287	—	—	1,710,287
Total	$1,710,287	$10,804,083	$11,387	$12,525,757

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$22,317	$—	$—	$22,317
Unrealized appreciation on open forward currency contracts	—	1,071	—	1,071
Unrealized appreciation on centrally cleared interest rate swaps	—	4,764	—	4,764
Unrealized appreciation on centrally cleared credit default swaps	—	796	—	796
Liabilities:
Unrealized depreciation on futures contracts	(4,922)	—	—	(4,922)
Unrealized depreciation on open forward currency contracts	—	(125)	—	(125)
Unrealized depreciation on centrally cleared interest rate swaps	—	(750)	—	(750)
Total	$17,395	$5,756	$—	$23,151

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series	276

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$266,716	$—	$266,716
Japanese yen	—	77,428	—	77,428
British pounds	—	63,909	—	63,909
Chinese yuan renminbi	—	52,474	—	52,474
Mexican pesos	—	41,908	—	41,908
Brazilian reais	—	38,821	—	38,821
Canadian dollars	—	31,560	—	31,560
South Korean won	—	29,309	—	29,309
Australian dollars	—	25,115	—	25,115
Indonesian rupiah	—	21,091	—	21,091
Norwegian kroner	—	9,889	—	9,889
Indian rupees	—	8,054	—	8,054
Israeli shekels	—	7,221	—	7,221
New Zealand dollars	—	6,207	—	6,207
Danish kroner	—	6,116	—	6,116
Polish zloty	—	3,430	—	3,430
Turkish lira	—	3,411	—	3,411
Chilean pesos	—	2,600	—	2,600
Malaysian ringgits	—	2,166	—	2,166
South African rand	—	2,074	—	2,074
Colombian pesos	—	1,121	—	1,121
Romanian leu	—	1,067	—	1,067
Ukrainian hryvnia	—	6	—	6
U.S. dollars	—	703,356	200	703,556
Preferred securities	—	—	82	82
Common stocks	—	84	477	561
Investment funds	20,617	—	—	20,617
Short-term securities	210,562	46,873	—	257,435
Options purchased on futures (equity style)	950	—	—	950
Options purchased on foreign currency (equity style)	—	5	—	5
Total	$232,129	$1,452,011	$759	$1,684,899

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,055	$—	$—	$2,055
Unrealized appreciation on open forward currency contracts	—	1,871	—	1,871
Unrealized appreciation on centrally cleared interest rate swaps	—	1,228	—	1,228
Unrealized appreciation on centrally cleared credit default swaps	—	19	—	19
Liabilities:
Value of options written	(916)	(4)	—	(920)
Unrealized depreciation on futures contracts	(494)	—	—	(494)
Unrealized depreciation on open forward currency contracts	—	(3,859)	—	(3,859)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,188)	—	(1,188)
Unrealized depreciation on bilateral interest rate swaps	—	(1,221)	—	(1,221)
Unrealized depreciation on centrally cleared credit default swaps	—	(199)	—	(199)
Total	$645	$(3,353)	$—	$(2,708)

*	Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
277	American Funds Insurance Series

American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$793,501	$5,708	$799,209
U.S. Treasury bonds & notes	—	885	—	885
Mortgage-backed obligations	—	—	696	696
Bonds & notes of governments & government agencies outside the U.S.	—	339	—	339
Convertible bonds & notes	—	578	—	578
Common stocks	21,231	4,469	29,034	54,734
Preferred securities	—	1,416	1,751	3,167
Rights & warrants	—	265	—	265
Short-term securities	20,436	—	—	20,436
Total	$41,667	$801,453	$37,189	$880,309

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$137	$—	$—	$137
Unrealized appreciation on centrally cleared credit default swaps	—	25	—	25
Liabilities:
Unrealized depreciation on futures contracts	(58)	—	—	(58)
Unrealized depreciation on centrally cleared credit default swaps	—	(4)	—	(4)
Total	$79	$21	$—	$100

[1]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2024 (dollars in thousands):

	Beginning value at 1/1/2024	Transfers into Level 3[2]	Purchases	Sales		Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2024
Investment securities	$37,049	$—	$2,144	$—	[4]	$—	$(1,548)	$(456)	$37,189
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2024									$(1,595)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.
[4]	Amount less than one thousand.
American Funds Insurance Series	278

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
			Expected proceeds	Not applicable	Not applicable	Not applicable
		Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
			Transaction price	Not applicable	Not applicable	Not applicable
Bonds, notes & other debt instruments	$6,404	Transaction	Net adjustment (decrease) based on movement of market comparables	1%	1%	Decrease
		Market comparables	Yield	11%	11%	Decrease
			Expected proceeds	Not applicable	Not applicable	Not applicable
		Estimated	Discount for uncertainty	20%	20%	Decrease
		recovery value	De minimis	Not applicable	Not applicable	Not applicable
			Vendor price	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			EV/EBITDA multiple	5.7x - 7.9x	6.3x	Increase
			Premium to EV/EBITDA multiple	14%	14%	Increase
Common stocks	29,034	Market	Discount to EV/EBITDA multiple	13%	13%	Decrease
		comparables	EV/EBITDA less CapEx multiple	11.2x	11.2x	Increase
			P/BV multiple	0.7x	0.7x	Increase
			Premium to P/BV multiple	30%	30%	Increase
			DLOM	6% - 16%	12%	Decrease
Preferred securities	1,751	Market	EV/EBITDA multiple	4.5x	4.5x	Increase
		comparables	DLOM	15%	15%	Decrease
	$37,189

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before interest, taxes, depreciation and amortization

EV = Enterprise value

P/BV = Price to book value

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$98,064	$—	$98,064
U.S. Treasury bonds & notes	—	6,669	—	6,669
Asset-backed obligations	—	1,309	—	1,309
Short-term securities	—	40,665	—	40,665
Total	$—	$146,707	$—	$146,707
279	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$353	$—	$—	$353
Unrealized appreciation on centrally cleared interest rate swaps	—	99	—	99
Liabilities:
Unrealized depreciation on futures contracts	(68)	—	—	(68)
Total	$285	$99	$—	$384

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

As of June 30, 2024, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,017,781	$—	$1,017,781
U.S. Treasury bonds & notes	—	591,525	—	591,525
Federal agency bonds & notes	—	73,076	—	73,076
Short-term securities	—	335,847	—	335,847
Options purchased on futures (equity style)	578	—	—	578
Total	$578	$2,018,229	$—	$2,018,807

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,562	$—	$—	$4,562
Unrealized appreciation on centrally cleared interest rate swaps	—	19,570	—	19,570
Liabilities:
Value of options written	(496)	—	—	(496)
Unrealized depreciation on futures contracts	(1,800)	—	—	(1,800)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,433)	—	(5,433)
Total	$2,266	$14,137	$—	$16,403

*	Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

As of June 30, 2024, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

As of June 30, 2024, all of the fund’s investments were classified as Level 1.

Managed Risk Washington Mutual Investors Fund

As of June 30, 2024, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

As of June 30, 2024, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

As of June 30, 2024, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	280

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

281	American Funds Insurance Series

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Insurance Series	282

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

283	American Funds Insurance Series

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

American Funds Insurance Series	284

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

285	American Funds Insurance Series

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$4,457	$4,789	$10	$4,310
Global Small Capitalization Fund	41,131	17,225	26,164	15,503
Growth Fund	38,162	39,028	—	35,125
International Fund	9,093	—	9,548	—
New World Fund	14,933	7,477	8,154	6,729
Capital World Growth and Income Fund	10,543	9,661	1,447	8,695
Growth-Income Fund	114,087	119,835	—	107,852
International Growth and Income Fund	715	—	776	—
Capital Income Builder	20,164	16,497	4,730	14,847
Asset Allocation Fund	19,113	19,914	—	17,923
American Funds Global Balanced Fund	143	147	—	132

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

American Funds Insurance Series	286

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2024, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $447,000, $31,000 and $462,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust of $1,000, less than $1,000 and $2,000, respectively, is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.

287	American Funds Insurance Series

For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.

Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:

Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.

Options on futures — One of the funds has entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

American Funds Insurance Series	288

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

289	American Funds Insurance Series

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts		Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$25,058	$22,753		$4,892	Not applicable
Capital Income Builder	Not applicable	Not applicable	120,340	7	*	35,978	5,611
Asset Allocation Fund	Not applicable	Not applicable	3,234,309	Not applicable		255,086	26,850
Global Balanced Fund	$10,100*	Not applicable	45,558	34,490		19,141	4,183
Capital World Bond Fund	329,760	$7,708	583,683	525,898		228,366	57,843
The Bond Fund of America	Not applicable	Not applicable	7,050,960	91,159		611,143	85,511
American High-Income Trust	Not applicable	Not applicable	29,295	Not applicable		Not applicable	14,833
American Funds Mortgage Fund	600*	Not applicable	86,936	Not applicable		4,206	Not applicable
U.S. Government Securities Fund	333,790	Not applicable	1,954,574	Not applicable		765,828	Not applicable
Managed Risk Growth Fund	484,810	Not applicable	9,732	Not applicable		Not applicable	Not applicable
Managed Risk International Fund	102,520	Not applicable	1,251	Not applicable		Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	333,840	Not applicable	3,266	Not applicable		Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,499,679	Not applicable	37,945	Not applicable		Not applicable	Not applicable
Managed Risk Asset Allocation Fund	369,433	Not applicable	46,989	Not applicable		Not applicable	Not applicable

[1]	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2024 (dollars in thousands):

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$51	Unrealized depreciation[2]	$71
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	131	Unrealized depreciation on open forward currency contracts	195
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	7	Unrealized depreciation[2]	6
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	197
			$189		$469

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(111)	Net unrealized appreciation (depreciation) on futures contracts	$1
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	64	Net unrealized appreciation (depreciation) on forward currency contracts	49
Swap	Interest	Net realized gain (loss) on swap contracts	(113)	Net unrealized appreciation (depreciation) on swap contracts	(291)
			$(160)		$(241)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	290

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$577	Unrealized depreciation[2]	$3
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	446	Unrealized depreciation[2]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	2	Unrealized depreciation[2]	—
			$1,025		$3

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(948)	Net unrealized appreciation (depreciation) on futures contracts	$(1,882)
Swap	Interest	Net realized gain (loss) on swap contracts	(121)	Net unrealized appreciation (depreciation) on swap contracts	392
Swap	Credit	Net realized gain (loss) on swap contracts	562	Net unrealized appreciation (depreciation) on swap contracts	(378)
			$(507)		$(1,868)

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$7,673	Unrealized depreciation[2]	$3,890
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	1,397	Unrealized depreciation[2]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	—	Unrealized depreciation[2]	28
			$9,070		$3,918

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(23,417)	Net unrealized appreciation (depreciation) on futures contracts	$(3,393)
Swap	Interest	Net realized gain (loss) on swap contracts	579	Net unrealized appreciation (depreciation) on swap contracts	257
Swap	Credit	Net realized gain (loss) on swap contracts	249	Net unrealized appreciation (depreciation) on swap contracts	(124)
			$(22,589)		$(3,260)

Refer to the end of the tables for footnotes.

291	American Funds Insurance Series

American Funds Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$230	Unrealized depreciation[2]	$27
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	183	Unrealized depreciation on open forward currency contracts	286
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	205	Unrealized depreciation[2]	94
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	157
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	—	Unrealized depreciation[2]	19
			$618		$583

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(52)	Net unrealized appreciation (depreciation) on futures contracts	$(144)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(57)	Net unrealized appreciation (depreciation) on forward currency contracts	(421)
Swap	Interest	Net realized gain (loss) on swap contracts	(264)	Net unrealized appreciation (depreciation) on swap contracts	28
Swap	Credit	Net realized gain (loss) on swap contracts	52	Net unrealized appreciation (depreciation) on swap contracts	(29)
			$(321)		$(566)

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$22,317	Unrealized depreciation[2]	$4,922
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,071	Unrealized depreciation on open forward currency contracts	125
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	4,764	Unrealized depreciation[2]	750
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	796	Unrealized depreciation[2]	—
			$28,948		$5,797

Refer to the end of the tables for footnotes.

American Funds Insurance Series	292

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(65,889)	Net unrealized appreciation (depreciation) on futures contracts	$(40,875)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	1,525	Net unrealized appreciation (depreciation) on forward currency contracts	1,842
Swap	Interest	Net realized gain (loss) on swap contracts	(2,115)	Net unrealized appreciation (depreciation) on swap contracts	3,659
Swap	Credit	Net realized gain (loss) on swap contracts	(4,815)	Net unrealized appreciation (depreciation) on swap contracts	2,265
			$(71,294)		$(33,109)

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$5	Investment securities	$—
Options purchased (equity style)	Interest	Investment securities	950	Investment securities	—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	4
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	916
Futures	Interest	Unrealized appreciation[2]	2,055	Unrealized depreciation[2]	494
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,871	Unrealized depreciation on open forward currency contracts	3,859
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	1,228	Unrealized depreciation[2]	1,188
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	1,221
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	19	Unrealized depreciation[2]	199
			$6,128		$7,881

Refer to the end of the tables for footnotes.

293	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$18	Net unrealized appreciation (depreciation) on investments	$(19)
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	—	Net unrealized appreciation (depreciation) on investments	188
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	(66)	Net unrealized appreciation (depreciation) on options purchased	—
Options written (equity style)	Interest	Net realized gain (loss) on options written	300	Net unrealized appreciation (depreciation) on options written	(93)
Futures	Interest	Net realized gain (loss) on futures contracts	(91)	Net unrealized appreciation (depreciation) on futures contracts	(4,341)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(1,028)	Net unrealized appreciation (depreciation) on forward currency contracts	(5,821)
Swap	Interest	Net realized gain (loss) on swap contracts	(2,170)	Net unrealized appreciation (depreciation) on swap contracts	(296)
Swap	Credit	Net realized gain (loss) on swap contracts	802	Net unrealized appreciation (depreciation) on swap contracts	(698)
			$(2,235)		$(11,080)

American High-Income Trust

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$137	Unrealized depreciation[2]	$58
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	25	Unrealized depreciation[2]	4
			$162		$62

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(100)	Net unrealized appreciation (depreciation) on futures contracts	$70
Swap	Credit	Net realized gain (loss) on swap contracts	(213)	Net unrealized appreciation (depreciation) on swap contracts	1
			$(313)		$71

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$353	Unrealized depreciation[2]	$68
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	99	Unrealized depreciation[2]	—
			$452		$68

Refer to the end of the tables for footnotes.

American Funds Insurance Series	294

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(761)	Net unrealized appreciation (depreciation) on futures contracts	$(715)
Swap	Interest	Net realized gain (loss) on swap contracts	20	Net unrealized appreciation (depreciation) on swap contracts	89
			$(741)		$(626)

U.S. Government Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$578	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	496
Futures	Interest	Unrealized appreciation[2]	4,562	Unrealized depreciation[2]	1,800
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	19,570	Unrealized depreciation[2]	5,433
			$24,710		$7,729

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(51)	Net unrealized appreciation (depreciation) on investments	$(372)
Options written (equity style)	Interest	Net realized gain (loss) on options written	92	Net unrealized appreciation (depreciation) on options written	360
Futures	Interest	Net realized gain (loss) on futures contracts	(3,042)	Net unrealized appreciation (depreciation) on futures contracts	(16,056)
Swap	Interest	Net realized gain (loss) on swap contracts	2,656	Net unrealized appreciation (depreciation) on swap contracts	(916)
			$(345)		$(16,984)

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$866	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	40	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	5	Unrealized depreciation[2]	—
			$911		$—

Refer to the end of the tables for footnotes.

295	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,269)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$522
Futures	Currency	Net realized gain (loss) on futures contracts	(36)	Net realized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(1,064)	Net realized appreciation (depreciation) on futures contracts	(350)
Futures	Interest	Net realized gain (loss) on futures contracts	18	Net realized appreciation (depreciation) on futures contracts	(86)
			$(3,351)		$86

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$934	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	18	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	9	Unrealized depreciation[2]	—
			$961		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(437)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$588
Futures	Equity	Net realized gain (loss) on futures contracts	(255)	Net realized appreciation (depreciation) on futures contracts	83
Futures	Interest	Net realized gain (loss) on futures contracts	(17)	Net realized appreciation (depreciation) on futures contracts	(17)
			$(709)		$654

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$458	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	20	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	22	Unrealized depreciation[2]	—
			$500		$—

Refer to the end of the tables for footnotes.

American Funds Insurance Series	296

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,485)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$334
Futures	Currency	Net realized gain (loss) on futures contracts	(7)	Net realized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	428	Net realized appreciation (depreciation) on futures contracts	(236)
Futures	Interest	Net realized gain (loss) on futures contracts	(39)	Net realized appreciation (depreciation) on futures contracts	(43)
			$(1,103)		$55

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$4,616	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	201	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	51	Unrealized depreciation[2]	—
			$4,868		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(15,868)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$3,986
Futures	Currency	Net realized gain (loss) on futures contracts	(28)	Net realized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	7,935	Net realized appreciation (depreciation) on futures contracts	(1,707)
Futures	Interest	Net realized gain (loss) on futures contracts	(86)	Net realized appreciation (depreciation) on futures contracts	(89)
			$(8,047)		$2,190

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$698	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	38	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	368	Unrealized depreciation[2]	—
			$1,104		$—

Refer to the end of the tables for footnotes.

297	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,481)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$157
Futures	Currency	Net realized gain (loss) on futures contracts	(24)	Net realized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	241	Net realized appreciation (depreciation) on futures contracts	(354)
Futures	Interest	Net realized gain (loss) on futures contracts	(627)	Net realized appreciation (depreciation) on futures contracts	(645)
			$(1,891)		$(842)

[2]	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
[3]	Includes options purchased as reported in each fund’s investment portfolio.

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The tables on the following pages present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2024, if close-out netting was exercised (dollars in thousands):

American Funds Insurance Series	298

New World Fund

	Gross amounts recognized in the		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$—	†	$—	$—	$—	$—	†
Bank of New York Mellon	1		—	—	—	1
Barclays Bank PLC	59		(59)	—	—	—
BNP Paribas	1		(1)	—	—	—
Citibank	33		(15)	—	—	18
Goldman Sachs	5		(5)	—	—	—
HSBC Bank	1		—	—	—	1
JPMorgan Chase	22		(22)	—	—	—
Morgan Stanley	—	†	—	—	—	—	†
Standard Chartered Bank	—	†	—	—	—	—	†
UBS AG	9		—	—	—	9
Total	$131		$(102)	$—	$—	$29
Liabilities:
Bank of America	$28		$—	$—	$—	$28
Barclays Bank PLC	84		(59)	—	—	25
BNP Paribas	16		(1)	—	—	15
Citibank	15		(15)	—	—	—
Goldman Sachs	105		(5)	—	—	99
JPMorgan Chase	32		(22)	—	—	10
Morgan Stanley	67		—	—	—	67
Standard Chartered Bank	45		—	—	—	45
Total	$392		$(102)	$—	$—	$289

*	Collateral is shown on a settlement basis.
†	Amount less than one thousand.

Refer to the end of the tables for footnotes.

299	American Funds Insurance Series

American Funds Global Balanced Fund

	Gross amounts recognized in the		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$3		$(3)	$—	$—	$—
Bank of New York Mellon	—	†	—	—	—	—	†
Barclays Bank PLC	1		—	—	—	1
BNP Paribas	16		(16)	—	—	—
Citibank	32		(21)	—	—	11
Goldman Sachs	7		(7)	—	—	—
HSBC Bank	1		—	—	—	1
JPMorgan Chase	50		(27)	—	—	23
Morgan Stanley	68		(68)	—	—	—
Standard Chartered Bank	4		(1)	—	—	3
UBS AG	1		(1)	—	—	—
Total	$183		$(144)	$—	$—	$39
Liabilities:
Bank of America	$43		$(3)	$—	$—	$40
BNP Paribas	16		(16)	—	—	—
Citibank	21		(21)	—	—	—
Goldman Sachs	157		(7)	—	—	150
HSBC Bank	—	†	—	—	—	—	†
JPMorgan Chase	27		(27)	—	—	—
Morgan Stanley	106		(68)	—	—	38
Standard Chartered Bank	1		(1)	—	—	—
UBS AG	72		(1)	—	—	71
Total	$443		$(144)	$—	$—	$299

The Bond Fund of America

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Citibank	$83	$—	$—	$—	$83
JPMorgan Chase	902	—	—	(902)	—
UBS AG	86	—	—	—	86
Total	$1,071	$—	$—	$(902)	$169
Liabilities:
BNP Paribas	$11	$—	$—	$—	$11
HSBC Bank	4	—	—	—	5
Morgan Stanley	57	—	—	—	56
Standard Chartered Bank	53	—	—	—	53
Total	$125	$—	$—	$—	$125

Refer to the end of the tables for footnotes.

American Funds Insurance Series	300

Capital World Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$9	$(9)	$—	$—	$—
Bank of New York Mellon	2	(2)	—	—	—
Barclays Bank PLC	14	—	—	—	14
BNP Paribas	164	(164)	—	—	—
Citibank	604	(533)	—	(70)	1
Goldman Sachs	16	(16)	—	—	—
HSBC Bank	36	(36)	—	—	—
JPMorgan Chase	719	(719)	—	—	—
Morgan Stanley	250	(250)	—	—	—
Standard Chartered Bank	55	(26)	—	—	29
UBS AG	20	(20)	—	—	—
Total	$1,889	$(1,775)	$—	$(70)	$44
Liabilities:
Bank of America	$447	$(9)	$(341)	$—	$97
Bank of New York Mellon	28	(2)	—	—	26
BNP Paribas	189	(164)	(25)	—	—
Citibank	533	(534)	—	—	—
Goldman Sachs	1,306	(16)	(1,055)	—	235
HSBC Bank	150	(36)	—	—	114
JPMorgan Chase	797	(719)	(78)	—	—
Morgan Stanley	1,350	(250)	(1,100)	—	—
Standard Chartered Bank	26	(26)	—	—	—
UBS AG	273	(20)	(253)	—	—
Total	$5,099	$(1,775)	$(2,852)	$—	$472

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2024, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

301	American Funds Insurance Series

Fund	Reclaims	Fees	Interest
Global Growth Fund	$2,478	$26	$935
Growth Fund	1,938	2	147
New World Fund	717	3	88
Washington Mutual Investors Fund	31	1	2
Growth-Income Fund	119	12	2
International Growth and Income Fund	10	2	1

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2023:
Undistributed ordinary income	$49,194	$64,690	$95,057	$16,271	$12,831	$41,555
Undistributed long-term capital gains	226,821	72,052	977,737	—	15,882	87,738
Capital loss carryforward*	—	—	—	(540,672)	—	—
As of June 30, 2024:
Gross unrealized appreciation on investments	3,334,213	836,174	23,803,423	2,265,460	1,168,125	3,587,265
Gross unrealized depreciation on investments	(275,098)	(198,083)	(760,476)	(241,398)	(152,011)	(126,063)
Net unrealized appreciation (depreciation) on investments	3,059,115	638,091	23,042,947	2,024,062	1,016,114	3,461,202
Cost of investments	5,202,821	2,450,743	20,870,976	5,250,822	2,525,810	7,393,946

Refer to the end of the tables for footnote.

American Funds Insurance Series	302

	Capital World Growth and Income Fund	Growth Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
As of December 31, 2023:
Undistributed ordinary income	$7,472	$158,609	$1,604	$16,757	$128,322	$1,794
Undistributed long-term capital gains	—	1,734,565	—	—	1,147,945	—
Capital loss carryforward*	(69,742)	—	(23,775)	(25,818)	—	(3,502)
Capital loss carryforward utilized	2,434	—	53	2,422	—	—
As of June 30, 2024:
Gross unrealized appreciation on investments	716,001	15,734,256	78,492	252,541	8,105,020	67,750
Gross unrealized depreciation on investments	(67,700)	(412,968)	(22,273)	(40,938)	(821,861)	(16,781)
Net unrealized appreciation (depreciation) on investments	648,301	15,321,288	56,219	211,603	7,283,159	50,969
Cost of investments	1,264,169	24,784,066	272,854	1,145,971	20,684,961	359,798

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
As of December 31, 2023:
Undistributed ordinary income	$75,445	$2,620	$9,868	$855	$3,298	$11,745
Capital loss carryforward*	(1,359,397)	(186,363)	(331,897)	(11,994)	(1)	(254,504)
As of June 30, 2024:
Gross unrealized appreciation on investments	29,945	8,677	44,282	(166)	—	—
Gross unrealized depreciation on investments	(373,101)	(114,867)	(48,276)	(1,784)	(150)	—
Net unrealized appreciation (depreciation) on investments	(343,156)	(106,190)	(3,994)	(1,950)	(150)	—
Cost of investments	12,898,585	1,786,407	885,320	149,041	347,924	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2023:
Undistributed ordinary income	$2,419	$1,560	$5,147	$30,091	$36,425
Undistributed long-term capital gains	—	—	—	28,787	28,917
Capital loss carryforward*	(12,281)	(13,949)	(17,511)	—	—
As of June 30, 2024:
Gross unrealized appreciation on investments	122,554	18,260	52,506	322,868	99,562
Gross unrealized depreciation on investments	(102,050)	(23,350)	(28,475)	(84,269)	(31,883)
Net unrealized appreciation (depreciation) on investments	20,504	(5,090)	24,031	238,599	67,679
Cost of investments	499,216	128,016	305,059	1,993,010	2,025,662

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
303	American Funds Insurance Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$22,379	$99,126	$121,505	$36,245	$238,315	$274,560
Class 1A	115	536	651	148	1,195	1,343
Class 2	21,905	103,301	125,206	30,048	259,863	289,911
Class 4	4,815	23,878	28,693	4,681	49,927	54,608
Total	$49,214	$226,841	$276,055	$71,122	$549,300	$620,422

Global Small Capitalization Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$19,885	$21,820	$41,705	$4,595	$11,794	$16,389
Class 1A	107	119	226	12	59	71
Class 2	38,505	43,051	81,556	4,713	23,554	28,267
Class 4	6,213	7,070	13,283	76	3,623	3,699
Total	$64,710	$72,060	$136,770	$9,396	$39,030	$48,426

Growth Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$46,569	$433,019	$479,588	$93,186	$861,352	$954,538
Class 1A	672	7,268	7,940	926	13,243	14,169
Class 2	39,506	433,759	473,265	58,531	924,799	983,330
Class 3	548	5,725	6,273	883	11,837	12,720
Class 4	7,808	97,988	105,796	5,132	167,524	172,656
Total	$95,103	$977,759	$1,072,862	$158,658	$1,978,755	$2,137,413

International Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,264	$—	$8,264	$50,154	$—	$50,154
Class 1A	26	—	26	150	—	150
Class 2	7,183	—	7,183	42,608	—	42,608
Class 3	36	—	36	219	—	219
Class 4	781	—	781	4,367	—	4,367
Total	$16,290	$—	$16,290	$97,498	$—	$97,498

American Funds Insurance Series	304

New World Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$7,141	$8,227	$15,368	$28,772	$—	$28,772
Class 1A	38	49	87	146	—	146
Class 2	3,001	3,828	6,829	11,303	—	11,303
Class 4	2,660	3,785	6,445	9,222	—	9,222
Total	$12,840	$15,889	$28,729	$49,443	$—	$49,443

Washington Mutual Investors Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$25,177	$50,394	$75,571	$118,356	$52,370	$170,726
Class 1A	92	202	294	338	194	532
Class 2	11,104	24,567	35,671	51,574	26,108	77,682
Class 4	5,236	12,608	17,844	20,772	11,035	31,807
Total	$41,609	$87,771	$129,380	$191,040	$89,707	$280,747

Capital World Growth and Income Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,490	$—	$2,490	$11,646	$—	$11,646
Class 1A	32	—	32	125	—	125
Class 2	4,048	—	4,048	18,495	—	18,495
Class 4	910	—	910	3,732	—	3,732
Total	$7,480	$—	$7,480	$33,998	$—	$33,998

Growth-Income Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$97,641	$1,023,186	$1,120,827	$327,645	$1,077,919	$1,405,564
Class 1A	148	1,702	1,850	440	1,649	2,089
Class 2	51,870	597,677	649,547	164,035	642,837	806,872
Class 3	580	6,513	7,093	1,848	6,857	8,705
Class 4	8,444	105,495	113,939	22,003	96,356	118,359
Total	$158,683	$1,734,573	$1,893,256	$515,971	$1,825,618	$2,341,589

International Growth and Income Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$84	$—	$84	$394	$—	$394
Class 1A	30	—	30	151	—	151
Class 2	793	—	793	3,949	—	3,949
Class 4	699	—	699	3,139	—	3,139
Total	$1,606	$—	$1,606	$7,633	$—	$7,633
305	American Funds Insurance Series

Capital Income Builder

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,883	$—	$8,883	$19,561	$—	$19,561
Class 1A	127	—	127	290	—	290
Class 2	182	—	182	410	—	410
Class 4	6,154	—	6,154	14,650	—	14,650
Total	$15,346	$—	$15,346	$34,911	$—	$34,911

Asset Allocation Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$79,659	$678,739	$758,398	$364,001	$578,217	$942,218
Class 1A	154	1,422	1,576	663	1,038	1,701
Class 2	20,306	187,595	207,901	91,196	163,182	254,378
Class 3	147	1,326	1,473	644	1,097	1,741
Class 4	28,102	278,890	306,992	111,055	215,145	326,200
Total	$128,368	$1,147,972	$1,276,340	$567,559	$958,679	$1,526,238

American Funds Global Balanced Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$485	$—	$485	$1,780	$11,386	$13,166
Class 1A	13	—	13	43	310	353
Class 2	721	—	721	2,558	18,886	21,444
Class 4	577	—	577	1,750	14,227	15,977
Total	$1,796	$—	$1,796	$6,131	$44,809	$50,940

The Bond Fund of America

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$48,870	$—	$48,870	$246,119	$—	$246,119
Class 1A	1,353	—	1,353	8,577	—	8,577
Class 2	18,656	—	18,656	97,823	—	97,823
Class 4	6,606	—	6,606	30,097	—	30,097
Total	$75,485	$—	$75,485	$382,616	$—	$382,616

Capital World Bond Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,933	$—	$1,933	$—	$—	$—
Class 1A	122	—	122	—	—	—
Class 2	573	—	573	—	—	—
Class 4	—	—	—	—	—	—
Total	$2,628	$—	$2,628	$—	$—	$—
American Funds Insurance Series	306

American High-Income Trust

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,576	$—	$2,576	$15,308	$—	$15,308
Class 1A	33	—	33	171	—	171
Class 2	5,989	—	5,989	36,274	—	36,274
Class 3	88	—	88	556	—	556
Class 4	1,188	—	1,188	5,957	—	5,957
Total	$9,874	$—	$9,874	$58,266	$—	$58,266

American Funds Mortgage Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$136	$—	$136	$656	$—	$656
Class 1A	18	—	18	71	—	71
Class 2	341	—	341	1,633	—	1,633
Class 4	360	—	360	1,600	—	1,600
Total	$855	$—	$855	$3,960	$—	$3,960

Ultra-Short Bond Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$368	$—	$368	$1,981	$—	$1,981
Class 1A	1	—	1	5	—	5
Class 2	2,445	—	2,445	12,823	—	12,823
Class 3	36	—	36	198	—	198
Class 4	449	—	449	2,524	—	2,524
Total	$3,299	$—	$3,299	$17,531	$—	$17,531

U.S. Government Securities Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,833	$—	$1,833	$9,817	$—	$9,817
Class 1A	1,537	—	1,537	171	—	171
Class 2	7,184	—	7,184	39,205	—	39,205
Class 3	34	—	34	219	—	219
Class 4	1,165	—	1,165	6,275	—	6,275
Total	$11,753	$—	$11,753	$55,687	$—	$55,687

Managed Risk Growth Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$93	$—	$93	$129	$2,315	$2,444
Class P2	2,326	—	2,326	5,596	103,643	109,239
Total	$2,419	$—	$2,419	$5,725	$105,958	$111,683

307	American Funds Insurance Series

Managed Risk International Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$29	$—	$29	$29	$127	$156
Class P2	1,532	—	1,532	1,939	8,757	10,696
Total	$1,561	$—	$1,561	$1,968	$8,884	$10,852

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$43	$—	$43	$58	$363	$421
Class P2	5,105	—	5,105	5,936	41,630	47,566
Total	$5,148	$—	$5,148	$5,994	$41,993	$47,987

Managed Risk Growth-Income Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$26,378	$25,142	$51,520	$30,230	$230,056	$260,286
Class P2	3,727	3,660	7,387	3,723	33,365	37,088
Total	$30,105	$28,802	$58,907	$33,953	$263,421	$297,374

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$179	$138	$317	$164	$851	$1,015
Class P2	36,259	28,786	65,045	38,569	247,531	286,100
Total	$36,438	$28,924	$65,362	$38,733	$248,382	$287,115

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2024, total investment advisory services fees waived by CRMC were $26,277,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

American Funds Insurance Series	308

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30,	For the six months ended June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2024, before waiver	2024, after waiver
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.365%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.620
Growth Fund	.500	.275	.6	44.0	.307	.307
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.215
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.368
Growth-Income Fund	.500	.217	.6	44.0	.251	.251
International Growth and Income Fund	.478	.450	15.0	15.0	.491	.491
Capital Income Builder	.357	.330	15.0	15.0	.357	.220
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.436
The Bond Fund of America	.352	.320	15.0	15.0	.352	.215
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.271
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.228
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.232
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

309	American Funds Insurance Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$530
Class 1A	$—	$24	3
Class 2	4,550	Not applicable	546
Class 4	999	999	120
Total class-specific expenses	$5,549	$1,023	$1,199

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$146
Class 1A	$—	$6	1
Class 2	2,262	Not applicable	272
Class 4	367	367	44
Total class-specific expenses	$2,629	$373	$463

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,776
Class 1A	$—	$376	45
Class 2	23,299	Not applicable	2,796
Class 3	225	Not applicable	37
Class 4	4,873	4,873	585
Total class-specific expenses	$28,397	$5,249	$6,239

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$504
Class 1A	$—	$16	2
Class 2	4,282	Not applicable	514
Class 3	15	Not applicable	2
Class 4	538	538	65
Total class-specific expenses	$4,835	$554	$1,087

American Funds Insurance Series	310

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$269
Class 1A	$—	$13	1
Class 2	1,023	Not applicable	123
Class 4	998	999	120
Total class-specific expenses	$2,021	$1,012	$513

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$922
Class 1A	$—	$30	4
Class 2	3,680	Not applicable	442
Class 4	1,796	1,797	215
Total class-specific expenses	$5,476	$1,827	$1,583

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$88
Class 1A	$—	$10	1
Class 2	1,310	Not applicable	157
Class 4	305	306	37
Total class-specific expenses	$1,615	$316	$283

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,466
Class 1A	$—	$47	6
Class 2	16,629	Not applicable	1,995
Class 3	132	Not applicable	22
Class 4	2,785	2,785	334
Total class-specific expenses	$19,546	$2,832	$5,823

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2
Class 1A	$—	$8	1
Class 2	204	Not applicable	25
Class 4	184	184	22
Total class-specific expenses	$388	$192	$50

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$101
Class 1A	$—	$13	2
Class 2	19	Not applicable	2
Class 4	717	717	86
Total class-specific expenses	$736	$730	$191

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,358
Class 1A	$—	$40	5
Class 2	5,361	Not applicable	643
Class 3	28	Not applicable	4
Class 4	7,573	7,573	909
Total class-specific expenses	$12,962	$7,613	$3,919

American Funds Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$15
Class 1A	$—	$4	—	*
Class 2	197	Not applicable	24
Class 4	163	163	19
Total class-specific expenses	$360	$167	$58

Refer to the end of the tables for footnote.

311	American Funds Insurance Series

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,037
Class 1A	$—	$305	37
Class 2	3,508	Not applicable	421
Class 4	1,239	1,239	149
Total class-specific expenses	$4,747	$1,544	$1,644

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$96
Class 1A	$—	$15	2
Class 2	990	Not applicable	119
Class 4	69	69	8
Total class-specific expenses	$1,059	$84	$225

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$34
Class 1A	$—	$4	—	*
Class 2	661	Not applicable	79
Class 3	7	Not applicable	1
Class 4	145	145	18
Total class-specific expenses	$813	$149	$132

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3
Class 1A	$—	$3	—	*
Class 2	53	Not applicable	6
Class 4	57	57	7
Total class-specific expenses	$110	$60	$16

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$6
Class 1A	$—	$—	*	—	*
Class 2	331	Not applicable		40
Class 3	4	Not applicable		—	*
Class 4	64	65		8
Total class-specific expenses	$399	$65		$54

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$38
Class 1A	$—	$83	10
Class 2	1,314	Not applicable	158
Class 3	5	Not applicable	1
Class 4	226	225	27
Total class-specific expenses	$1,545	$308	$234

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$16
Class P2	$625	625
Total class-specific expenses	$625	$641

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$153	153
Total class-specific expenses	$153	$155

Refer to the end of the tables for footnote.

American Funds Insurance Series	312

Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4
Class P2	$403	403
Total class-specific expenses	$403	$407

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,421
Class P2	$349	349
Total class-specific expenses	$349	$2,770

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$13
Class P2	$2,596	2,596
Total class-specific expenses	$2,596	$2,609

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2024, total fees and expenses reimbursed by CRMC were $14,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$10		$14		$24
Global Small Capitalization Fund	4		5		9
Growth Fund	51		71		122
International Fund	9		12		21
New World Fund	4		6		10
Washington Mutual Investors Fund	13		18		31
Capital World Growth and Income Fund	2		3		5
Growth-Income Fund	48		67		115
International Growth and Income Fund	—	*	1		1
Capital Income Builder	2		2		4
Asset Allocation Fund	33		45		78
American Funds Global Balanced Fund	—	*	1		1
The Bond Fund of America	14		19		33
Capital World Bond Fund	2		3		5
American High-Income Trust	1		1		2
American Funds Mortgage Fund	—	*	—	*	—	*
Ultra-Short Bond Fund	—	*	1		1
U.S. Government Securities Fund	2		3		5
Managed Risk Growth Fund	—	*	1		1
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Washington Mutual Investors Fund	1		—	*	1
Managed Risk Growth-Income Fund	4		3		7
Managed Risk Asset Allocation Fund	3		3		6

*	Amount less than one thousand.
313	American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2024 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$185,363	$162,530	$100,137
Global Small Capitalization Fund	9,779	10,261	4,487
Growth Fund	276,084	113,332	33,608
International Fund	47,479	45,425	(9,681)
New World Fund	28,659	33,191	1,490
Washington Mutual Investors Fund	62,337	51,105	11,435
Capital World Growth and Income Fund	12,242	11,753	2,067
Growth-Income Fund	429,956	444,772	175,461
International Growth and Income Fund	2,925	1,842	(528)
Capital Income Builder	10,716	3,820	427
Asset Allocation Fund	149,337	34,973	8,303
American Funds Global Balanced Fund	2,168	4,003	1,180
American High-Income Trust	220	220	—

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2024.

American Funds Insurance Series	314

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$58,023	1,586	$121,506	3,310	$(311,481)	(8,480)	$(131,952)	(3,584)
Class 1A	990	27	650	18	(1,496)	(41)	144	4
Class 2	40,356	1,127	125,206	3,463	(325,272)	(9,039)	(159,710)	(4,449)
Class 4	70,829	1,986	28,693	803	(39,460)	(1,106)	60,062	1,683
Total net increase (decrease)	$170,198	4,726	$276,055	7,594	$(677,709)	(18,666)	$(231,456)	(6,346)

Year ended December 31, 2023
Class 1	$192,718	6,033	$274,560	8,748	$(540,248)	(16,855)	$(72,970)	(2,074)
Class 1A	2,158	68	1,343	43	(2,107)	(66)	1,394	45
Class 2	39,498	1,245	289,912	9,380	(438,910)	(13,838)	(109,500)	(3,213)
Class 4	95,674	3,056	54,608	1,787	(77,844)	(2,499)	72,438	2,344
Total net increase (decrease)	$330,048	10,402	$620,423	19,958	$(1,059,109)	(33,258)	$(108,638)	(2,898)

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$33,400	1,823	$41,576	2,342	$(73,779)	(3,995)	$1,197	170
Class 1A	247	14	226	13	(260)	(14)	213	13
Class 2	39,656	2,261	81,556	4,892	(138,161)	(7,948)	(16,949)	(795)
Class 4	16,529	955	13,283	799	(21,271)	(1,225)	8,541	529
Total net increase (decrease)	$89,832	5,053	$136,641	8,046	$(233,471)	(13,182)	$(6,998)	(83)

Year ended December 31, 2023
Class 1	$91,477	5,345	$16,333	935	$(152,565)	(8,792)	$(44,755)	(2,512)
Class 1A	781	46	71	4	(530)	(31)	322	19
Class 2	39,394	2,481	28,267	1,715	(197,235)	(11,995)	(129,574)	(7,799)
Class 4	34,683	2,137	3,699	225	(36,779)	(2,285)	1,603	77
Total net increase (decrease)	$166,335	10,009	$48,370	2,879	$(387,109)	(23,103)	$(172,404)	(10,215)

Refer to the end of the tables for footnotes.

315	American Funds Insurance Series

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$655,575	5,971	$479,015	4,433	$(1,195,371)	(11,103)	$(60,781)	(699)
Class 1A	21,734	201	7,940	74	(16,090)	(156)	13,584	119
Class 2	176,918	1,667	473,265	4,440	(1,542,724)	(14,509)	(892,541)	(8,402)
Class 3	954	9	6,273	57	(15,223)	(138)	(7,996)	(72)
Class 4	410,452	3,941	105,797	1,020	(168,884)	(1,630)	347,365	3,331
Total net increase (decrease)	$1,265,633	11,789	$1,072,290	10,024	$(2,938,292)	(27,536)	$(600,369)	(5,723)

Year ended December 31, 2023
Class 1	$1,126,344	13,031	$952,995	11,055	$(2,473,911)	(28,345)	$(394,572)	(4,259)
Class 1A	39,167	473	14,169	166	(24,617)	(280)	28,719	359
Class 2	378,332	4,358	983,331	11,587	(2,226,251)	(25,522)	(864,588)	(9,577)
Class 3	2,841	32	12,720	146	(23,828)	(268)	(8,267)	(90)
Class 4	479,958	5,642	172,656	2,092	(306,686)	(3,644)	345,928	4,090
Total net increase (decrease)	$2,026,642	23,536	$2,135,871	25,046	$(5,055,293)	(58,059)	$(892,780)	(9,477)

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$35,441	1,941	$8,265	441	$(284,297)	(15,512)	$(240,591)	(13,130)
Class 1A	883	50	26	1	(1,342)	(74)	(433)	(23)
Class 2	182,063	10,178	7,183	385	(367,567)	(20,317)	(178,321)	(9,754)
Class 3	—	—	36	2	(1,417)	(77)	(1,381)	(75)
Class 4	25,219	1,407	781	43	(26,107)	(1,458)	(107)	(8)
Total net increase (decrease)	$243,606	13,576	$16,291	872	$(680,730)	(37,438)	$(420,833)	(22,990)

Year ended December 31, 2023
Class 1	$116,405	7,036	$50,154	3,024	$(410,379)	(24,700)	$(243,820)	(14,640)
Class 1A	1,488	90	150	9	(1,420)	(86)	218	13
Class 2	132,534	7,999	42,608	2,582	(397,669)	(24,084)	(222,527)	(13,503)
Class 3	199	12	219	13	(1,551)	(92)	(1,133)	(67)
Class 4	41,507	2,540	4,367	269	(55,374)	(3,413)	(9,500)	(604)
Total net increase (decrease)	$292,133	17,677	$97,498	5,897	$(866,393)	(52,375)	$(476,762)	(28,801)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	316

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$167,382	6,188	$15,367	576	$(149,225)	(5,629)	$33,524	1,135
Class 1A	300	12	87	3	(768)	(29)	(381)	(14)
Class 2	59,646	2,310	6,829	259	(89,918)	(3,452)	(23,443)	(883)
Class 4	35,488	1,373	6,446	247	(60,498)	(2,337)	(18,564)	(717)
Total net increase (decrease)	$262,816	9,883	$28,729	1,085	$(300,409)	(11,447)	$(8,864)	(479)

Year ended December 31, 2023
Class 1	$86,114	3,585	$28,772	1,188	$(174,819)	(7,226)	$(59,933)	(2,453)
Class 1A	1,115	47	146	6	(1,025)	(43)	236	10
Class 2	59,693	2,497	11,303	473	(136,698)	(5,745)	(65,702)	(2,775)
Class 4	71,676	3,024	9,222	389	(93,668)	(3,971)	(12,770)	(558)
Total net increase (decrease)	$218,598	9,153	$49,443	2,056	$(406,210)	(16,985)	$(138,169)	(5,776)

Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$41,139	2,672	$75,293	4,855	$(447,475)	(29,070)	$(331,043)	(21,543)
Class 1A	2,258	146	293	19	(1,605)	(107)	946	58
Class 2	22,273	1,482	35,671	2,347	(233,377)	(15,531)	(175,433)	(11,702)
Class 4	105,101	7,046	17,844	1,188	(50,841)	(3,435)	72,104	4,799
Total net increase (decrease)	$170,771	11,346	$129,101	8,409	$(733,298)	(48,143)	$(433,426)	(28,388)

Year ended December 31, 2023
Class 1	$277,677	21,465	$170,023	12,648	$(697,429)	(52,419)	$(249,729)	(18,306)
Class 1A	9,396	729	532	40	(54,463)	(4,239)	(44,535)	(3,470)
Class 2	33,904	2,614	77,682	5,899	(358,013)	(27,290)	(246,427)	(18,777)
Class 4	156,923	12,161	31,807	2,442	(102,800)	(7,983)	85,930	6,620
Total net increase (decrease)	$477,900	36,969	$280,044	21,029	$(1,212,705)	(91,931)	$(454,761)	(33,933)

Capital World Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$14,937	1,023	$2,432	162	$(56,976)	(3,880)	$(39,607)	(2,695)
Class 1A	754	54	32	3	(317)	(22)	469	35
Class 2	5,731	393	4,049	271	(93,127)	(6,391)	(83,347)	(5,727)
Class 4	12,505	880	910	62	(15,528)	(1,093)	(2,113)	(151)
Total net increase (decrease)	$33,927	2,350	$7,423	498	$(165,948)	(11,386)	$(124,598)	(8,538)

Year ended December 31, 2023
Class 1	$65,556	5,277	$11,348	873	$(143,262)	(11,299)	$(66,358)	(5,149)
Class 1A	755	60	126	9	(615)	(50)	266	19
Class 2	13,750	1,078	18,495	1,427	(147,991)	(11,668)	(115,746)	(9,163)
Class 4	31,436	2,536	3,732	296	(24,318)	(1,970)	10,850	862
Total net increase (decrease)	$111,497	8,951	$33,701	2,605	$(316,186)	(24,987)	$(170,988)	(13,431)

Refer to the end of the tables for footnotes.

317	American Funds Insurance Series

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$135,226	2,132	$1,119,883	17,901	$(1,713,135)	(26,985)	$(458,026)	(6,952)
Class 1A	1,374	21	1,851	30	(2,255)	(36)	970	15
Class 2	55,518	891	649,546	10,570	(1,046,975)	(16,786)	(341,911)	(5,325)
Class 3	158	3	7,093	113	(9,594)	(152)	(2,343)	(36)
Class 4	143,054	2,332	113,940	1,888	(91,232)	(1,492)	165,762	2,728
Total net increase (decrease)	$335,330	5,379	$1,892,313	30,502	$(2,863,191)	(45,451)	$(635,548)	(9,570)

Year ended December 31, 2023
Class 1	$479,730	9,041	$1,404,035	26,362	$(2,739,803)	(50,914)	$(856,038)	(15,511)
Class 1A	4,149	77	2,090	40	(4,268)	(80)	1,971	37
Class 2	112,392	2,119	806,872	15,426	(1,545,914)	(29,027)	(626,650)	(11,482)
Class 3	280	5	8,705	163	(14,068)	(259)	(5,083)	(91)
Class 4	187,357	3,563	118,358	2,303	(175,879)	(3,369)	129,836	2,497
Total net increase (decrease)	$783,908	14,805	$2,340,060	44,294	$(4,479,932)	(83,649)	$(1,355,964)	(24,550)

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$1,145	109	$84	8	$(1,067)	(101)	$162	16
Class 1A	145	14	29	3	(764)	(77)	(590)	(60)
Class 2	1,862	183	793	75	(17,931)	(1,742)	(15,276)	(1,484)
Class 4	8,674	872	699	68	(9,207)	(917)	166	23
Total net increase (decrease)	$11,826	1,178	$1,605	154	$(28,969)	(2,837)	$(15,538)	(1,505)

Year ended December 31, 2023
Class 1	$3,526	363	$394	41	$(3,717)	(387)	$203	17
Class 1A	1,556	164	151	17	(992)	(105)	715	76
Class 2	3,978	424	3,950	423	(25,662)	(2,748)	(17,734)	(1,901)
Class 4	24,171	2,625	3,138	342	(21,164)	(2,297)	6,145	670
Total net increase (decrease)	$33,231	3,576	$7,633	823	$(51,535)	(5,537)	$(10,671)	(1,138)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	318

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$32,263	2,744	$8,883	747	$(30,017)	(2,538)	$11,129	953
Class 1A	353	30	127	11	(407)	(35)	73	6
Class 2	758	65	182	15	(556)	(47)	384	33
Class 4	28,293	2,403	6,154	519	(27,089)	(2,301)	7,358	621
Total net increase (decrease)	$61,667	5,242	$15,346	1,292	$(58,069)	(4,921)	$18,944	1,613

Year ended December 31, 2023
Class 1	$77,581	6,983	$19,561	1,773	$(60,168)	(5,393)	$36,974	3,363
Class 1A	524	47	290	26	(737)	(66)	77	7
Class 2	1,719	155	410	37	(1,019)	(92)	1,110	100
Class 4	50,560	4,553	14,650	1,330	(60,170)	(5,412)	5,040	471
Total net increase (decrease)	$130,384	11,738	$34,911	3,166	$(122,094)	(10,963)	$43,201	3,941

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$76,518	3,092	$758,398	31,274	$(1,025,451)	(41,314)	$(190,535)	(6,948)
Class 1A	804	32	1,576	65	(2,356)	(97)	24	— †
Class 2	26,922	1,105	207,902	8,706	(320,327)	(13,108)	(85,503)	(3,297)
Class 3	526	21	1,473	61	(1,675)	(69)	324	13
Class 4	411,381	17,039	306,992	12,975	(312,917)	(12,896)	405,456	17,118
Total net increase (decrease)	$516,151	21,289	$1,276,341	53,081	$(1,662,726)	(67,484)	$129,766	6,886

Year ended December 31, 2023
Class 1	$315,966	14,009	$942,218	42,101	$(1,956,417)	(86,110)	$(698,233)	(30,000)
Class 1A	6,331	281	1,702	77	(4,607)	(204)	3,426	154
Class 2	42,695	1,904	254,377	11,536	(565,941)	(25,320)	(268,869)	(11,880)
Class 3	436	19	1,741	78	(2,528)	(111)	(351)	(14)
Class 4	217,843	9,818	326,200	14,919	(516,978)	(23,318)	27,065	1,419
Total net increase (decrease)	$583,271	26,031	$1,526,238	68,711	$(3,046,471)	(135,063)	$(936,962)	(40,321)

Refer to the end of the tables for footnotes.

319	American Funds Insurance Series

American Funds Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$2,027	162	$485	38	$(5,427)	(430)	$(2,915)	(230)
Class 1A	86	7	13	1	(227)	(17)	(128)	(9)
Class 2	1,622	130	721	57	(11,544)	(920)	(9,201)	(733)
Class 4	8,164	659	577	46	(7,408)	(598)	1,333	107
Total net increase (decrease)	$11,899	958	$1,796	142	$(24,606)	(1,965)	$(10,911)	(865)

Year ended December 31, 2023
Class 1	$24,292	2,019	$13,166	1,134	$(35,782)	(2,948)	$1,676	205
Class 1A	85	7	353	31	(220)	(18)	218	20
Class 2	4,268	348	21,444	1,856	(22,190)	(1,820)	3,522	384
Class 4	14,257	1,202	15,977	1,406	(12,127)	(1,019)	18,107	1,589
Total net increase (decrease)	$42,902	3,576	$50,940	4,427	$(70,319)	(5,805)	$23,523	2,198

The Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$595,645	63,533	$48,579	5,162	$(403,488)	(42,951)	$240,736	25,744
Class 1A	18,171	1,943	1,353	145	(64,102)	(6,883)	(44,578)	(4,795)
Class 2	66,146	7,142	18,656	2,013	(117,606)	(12,696)	(32,804)	(3,541)
Class 4	145,085	15,770	6,606	717	(42,689)	(4,635)	109,002	11,852
Total net increase (decrease)	$825,047	88,388	$75,194	8,037	$(627,885)	(67,165)	$272,356	29,260

Year ended December 31, 2023
Class 1	$988,201	104,121	$244,526	26,118	$(784,964)	(82,958)	$447,763	47,281
Class 1A	47,994	5,083	8,577	923	(22,212)	(2,334)	34,359	3,672
Class 2	129,127	13,768	97,823	10,606	(228,846)	(24,571)	(1,896)	(197)
Class 4	200,494	21,589	30,097	3,279	(66,304)	(7,144)	164,287	17,724
Total net increase (decrease)	$1,365,816	144,561	$381,023	40,926	$(1,102,326)	(117,007)	$644,513	68,480

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$27,413	2,783	$1,932	196	$(35,609)	(3,610)	$(6,264)	(631)
Class 1A	36,344	3,728	122	12	(629)	(64)	35,837	3,676
Class 2	67,843	6,954	574	59	(66,333)	(6,796)	2,084	217
Class 4	5,705	596	—	—	(3,613)	(378)	2,092	218
Total net increase (decrease)	$137,305	14,061	$2,628	267	$(106,184)	(10,848)	$33,749	3,480

Year ended December 31, 2023
Class 1	$41,684	4,293	$—	—	$(80,001)	(8,267)	$(38,317)	(3,974)
Class 1A	206	21	—	—	(169)	(17)	37	4
Class 2	88,520	9,189	—	—	(82,729)	(8,647)	5,791	542
Class 4	7,131	757	—	—	(6,337)	(672)	794	85
Total net increase (decrease)	$137,541	14,260	$—	—	$(169,236)	(17,603)	$(31,695)	(3,343)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	320

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$5,678	623	$2,559	279	$(10,564)	(1,163)	$(2,327)	(261)
Class 1A	415	46	33	3	(228)	(25)	220	24
Class 2	7,238	816	5,988	670	(31,812)	(3,583)	(18,586)	(2,097)
Class 3	68	7	89	10	(666)	(73)	(509)	(56)
Class 4	44,496	4,502	1,188	119	(30,453)	(3,094)	15,231	1,527
Total net increase (decrease)	$57,895	5,994	$9,857	1,081	$(73,723)	(7,938)	$(5,971)	(863)

Year ended December 31, 2023
Class 1	$4,239	480	$15,199	1,751	$(30,729)	(3,495)	$(11,291)	(1,264)
Class 1A	1,264	146	171	20	(180)	(20)	1,255	146
Class 2	12,480	1,448	36,273	4,277	(61,378)	(7,129)	(12,625)	(1,404)
Class 3	178	20	556	64	(1,269)	(144)	(535)	(60)
Class 4	55,861	5,819	5,958	629	(35,851)	(3,767)	25,968	2,681
Total net increase (decrease)	$74,022	7,913	$58,157	6,741	$(129,407)	(14,555)	$2,772	99

American Funds Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$115	12	$136	15	$(145)	(16)	$106	11
Class 1A	441	48	18	2	(80)	(8)	379	42
Class 2	1,859	203	341	37	(2,244)	(245)	(44)	(5)
Class 4	6,219	686	360	40	(2,298)	(254)	4,281	472
Total net increase (decrease)	$8,634	949	$855	94	$(4,767)	(523)	$4,722	520

Year ended December 31, 2023
Class 1	$15,434	1,633	$656	71	$(274)	(29)	$15,816	1,675
Class 1A	494	53	71	8	(343)	(37)	222	24
Class 2	1,572	168	1,634	178	(5,679)	(604)	(2,473)	(258)
Class 4	11,209	1,208	1,600	177	(7,433)	(812)	5,376	573
Total net increase (decrease)	$28,709	3,062	$3,961	434	$(13,729)	(1,482)	$18,941	2,014

Refer to the end of the tables for footnotes.

321	American Funds Insurance Series

Ultra-Short Bond Fund

	Sales*			Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$9,814	854		$368	32		$(12,283)	(1,064)	$(2,101)	(178)
Class 1A	—	—		1	1		—	—	1	1
Class 2	28,923	2,603		2,445	220		(45,277)	(4,082)	(13,909)	(1,259)
Class 3	2	—	†	36	3		(432)	(38)	(394)	(35)
Class 4	6,619	592		449	40		(13,658)	(1,226)	(6,590)	(594)
Total net increase (decrease)	$45,358	4,049		$3,299	296		$(71,650)	(6,410)	$(22,993)	(2,065)

Year ended December 31, 2023
Class 1	$15,301	1,322		$1,981	175		$(27,332)	(2,377)	$(10,050)	(880)
Class 1A	104	9		5	—	†	—	—	109	9
Class 2	49,580	4,448		12,823	1,169		(87,341)	(7,830)	(24,938)	(2,213)
Class 3	319	28		198	17		(579)	(51)	(62)	(6)
Class 4	32,945	2,924		2,524	229		(60,576)	(5,393)	(25,107)	(2,240)
Total net increase (decrease)	$98,249	8,731		$17,531	1,590		$(175,828)	(15,651)	$(60,048)	(5,330)

U.S. Government Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$30,407	3,120	$1,747	180	$(26,853)	(2,757)	$5,301	543
Class 1A	209,387	21,674	1,537	159	(2,087)	(215)	208,837	21,618
Class 2	58,108	6,044	7,184	748	(61,637)	(6,412)	3,655	380
Class 3	680	69	34	3	(1,355)	(138)	(641)	(66)
Class 4	24,266	2,530	1,165	122	(20,622)	(2,155)	4,809	497
Total net increase (decrease)	$322,848	33,437	$11,667	1,212	$(112,554)	(11,677)	$221,961	22,972

Year ended December 31, 2023
Class 1	$55,970	5,604	$9,373	959	$(47,478)	(4,765)	$17,865	1,798
Class 1A	1,646	166	171	18	(905)	(92)	912	92
Class 2	89,575	9,065	39,206	4,068	(104,906)	(10,680)	23,875	2,453
Class 3	185	19	219	22	(967)	(97)	(563)	(56)
Class 4	58,408	5,912	6,275	651	(70,259)	(7,138)	(5,576)	(575)
Total net increase (decrease)	$205,784	20,766	$55,244	5,718	$(224,515)	(22,772)	$36,513	3,712

Managed Risk Growth Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$440	38	$93	8	$(1,460)	(127)	$(927)	(81)
Class P2	3,809	343	2,326	197	(52,432)	(4,584)	(46,297)	(4,044)
Total net increase (decrease)	$4,249	381	$2,419	205	$(53,892)	(4,711)	$(47,224)	(4,125)

Year ended December 31, 2023
Class P1	$2,318	221	$2,445	252	$(1,380)	(131)	$3,383	342
Class P2	15,188	1,407	109,238	11,379	(64,373)	(6,069)	60,053	6,717
Total net increase (decrease)	$17,506	1,628	$111,683	11,631	$(65,753)	(6,200)	$63,436	7,059

Refer to the end of the tables for footnotes.

American Funds Insurance Series	322

Managed Risk International Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$24	3	$29	3	$(161)	(18)	$(108)	(12)
Class P2	880	104	1,532	174	(9,100)	(1,049)	(6,688)	(771)
Total net increase (decrease)	$904	107	$1,561	177	$(9,261)	(1,067)	$(6,796)	(783)

Year ended December 31, 2023
Class P1	$282	34	$156	19	$(230)	(27)	$208	26
Class P2	3,795	459	10,696	1,309	(13,108)	(1,539)	1,383	229
Total net increase (decrease)	$4,077	493	$10,852	1,328	$(13,338)	(1,566)	$1,591	255

Managed Risk Washington Mutual Investors Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$168	16	$43	4	$(345)	(32)	$(134)	(12)
Class P2	4,327	397	5,105	463	(27,413)	(2,515)	(17,981)	(1,655)
Total net increase (decrease)	$4,495	413	$5,148	467	$(27,758)	(2,547)	$(18,115)	(1,667)

Year ended December 31, 2023
Class P1	$158	15	$422	43	$(478)	(47)	$102	11
Class P2	12,514	1,194	47,565	4,928	(40,947)	(3,988)	19,132	2,134
Total net increase (decrease)	$12,672	1,209	$47,987	4,971	$(41,425)	(4,035)	$19,234	2,145

Managed Risk Growth-Income Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$4,702	363	$51,520	3,857	$(164,599)	(12,385)	$(108,377)	(8,165)
Class P2	1,309	102	7,387	557	(26,043)	(1,978)	(17,347)	(1,319)
Total net increase (decrease)	$6,011	465	$58,907	4,414	$(190,642)	(14,363)	$(125,724)	(9,484)

Year ended December 31, 2023
Class P1	$30,902	2,476	$260,286	22,694	$(233,754)	(19,325)	$57,434	5,845
Class P2	7,934	662	37,088	3,259	(38,477)	(3,190)	6,545	731
Total net increase (decrease)	$38,836	3,138	$297,374	25,953	$(272,231)	(22,515)	$63,979	6,576

Refer to the end of the tables for footnotes.

323	American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$472	38	$317	26	$(941)	(78)	$(152)	(14)
Class P2	11,099	933	65,045	5,425	(198,294)	(16,553)	(122,150)	(10,195)
Total net increase (decrease)	$11,571	971	$65,362	5,451	$(199,235)	(16,631)	$(122,302)	(10,209)

Year ended December 31, 2023
Class P1	$3,002	267	$1,016	92	$(1,021)	(88)	$2,997	271
Class P2	18,885	1,651	286,099	26,654	(309,678)	(27,225)	(4,694)	1,080
Total net increase (decrease)	$21,887	1,918	$287,115	26,746	$(310,699)	(27,313)	$(1,697)	1,351

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2024 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$2,171,432	$603,099	$5,478,826	$1,185,376	$1,122,268	$1,917,097
Sales of investment securities*	2,616,615	710,448	7,461,210	1,648,919	1,188,340	2,472,766
Non-U.S. taxes paid on dividend income	3,274	3,233	4,735	6,702	3,443	1,195
Non-U.S. taxes paid on interest income	—	25	—	—	40	—
Non-U.S. taxes paid on realized gains	—	3,480	—	11,482	7,010	—
Non-U.S. taxes provided on unrealized appreciation	5,454	19,474	—	31,391	18,548	—

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
Purchases of investment securities*	$284,998	$13,366,582	$56,142	$729,369	$18,382,702	$299,957
Sales of investment securities*	401,668	15,329,297	77,715	694,236	17,874,428	292,946
Non-U.S. taxes paid on dividend income	1,012	4,101	555	1,177	3,741	226
Non-U.S. taxes paid on interest income	—	16	1	—	—	4
Non-U.S. taxes paid (refunded) on realized gains	201	(581)	(6)	173	—	24
Non-U.S. taxes provided on unrealized appreciation	764	—	126	406	—	145

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$23,571,772	$2,374,526	$204,820	$385,936	$—	$3,035,695
Sales of investment securities*	23,330,066	2,330,992	191,372	384,712	—	2,985,384
Non-U.S. taxes paid on interest income	25	62	—	—	—	—
Non-U.S. taxes paid on realized gains	—	1	—	—	—	—
Non-U.S. taxes provided on unrealized appreciation	—	134	—	—	—	—

Refer to the end of the tables for footnote.

American Funds Insurance Series	324

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$26,366	$3,218	$11,313	$152,928	$96,569
Sales of investment securities*	69,263	12,184	32,790	260,055	191,155

*	Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2024, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 16% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 19% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

325	American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]
Global Growth Fund

Class 1:
6/30/2024[4,5]	$33.92	$.28	$4.48	$4.76	$(.22)	$(1.07)	$(1.29)	$37.39	14.09%[6]	$3,634	.52%[7]		.41%[7]		1.56%[7]
12/31/2023	30.18	.36	6.30	6.66	(.37)	(2.55)	(2.92)	33.92	22.91	3,418	.52		.41		1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31)	(3.97)	(4.28)	30.18	(24.54)	3,104	.53		.46		1.01
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55		.54		.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		.56		1.07
Class 1A:
6/30/2024[4,5]	33.74	.24	4.45	4.69	(.21)	(1.07)	(1.28)	37.15	13.94 [6]	20	.77	[7]	.66	[7]	1.32	[7]
12/31/2023	30.04	.28	6.26	6.54	(.29)	(2.55)	(2.84)	33.74	22.60	18	.77		.66		.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22)	(3.97)	(4.19)	30.04	(24.73)	14	.78		.71		.78
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80		.79		.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.81		.83
Class 2:
6/30/2024[4,5]	33.44	.23	4.43	4.66	(.21)	(1.07)	(1.28)	36.82	13.98 [6]	3,714	.77	[7]	.66	[7]	1.31	[7]
12/31/2023	29.79	.28	6.21	6.49	(.29)	(2.55)	(2.84)	33.44	22.60	3,522	.77		.66		.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22)	(3.97)	(4.19)	29.79	(24.74)	3,234	.78		.71		.76
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80		.80		.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.81		.83
Class 4:
6/30/2024[4,5]	33.08	.19	4.36	4.55	(.19)	(1.07)	(1.26)	36.37	13.83 [6]	866	1.02	[7]	.91	[7]	1.08	[7]
12/31/2023	29.51	.20	6.14	6.34	(.22)	(2.55)	(2.77)	33.08	22.29	732	1.02		.91		.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14)	(3.97)	(4.11)	29.51	(24.92)	584	1.03		.96		.52
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05		1.04		.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		1.06		.57

Refer to the end of the tables for footnotes.

American Funds Insurance Series	326

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]
Global Small Capitalization Fund

Class 1:
6/30/2024[4,5]	$18.57	$.09	$.01	$.10	$(.15)	$(.65)	$(.80)	$17.87	.59%[6]	$967	.70%[7]		.68%[7]		.99%[7]
12/31/2023	16.22	.11	2.53	2.64	(.08)	(.21)	(.29)	18.57	16.45	1,001	.70		.65		.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916	.72		.69		.24
12/31/2021	32.64	(.02)	2.32	2.30	—	(.77)	(.77)	34.17	6.98	1,707	.74		.74		(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391	.75		.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050	.75		.75		.48
Class 1A:
6/30/2024[4,5]	18.31	.07	— [8]	.07	(.14)	(.65)	(.79)	17.59	.45 [6]	5	.95	[7]	.93	[7]	.74 [7]
12/31/2023	16.00	.06	2.50	2.56	(.04)	(.21)	(.25)	18.31	16.15	5	.95		.90		.38
12/31/2022	33.93	— [8]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4	.97		.94		— [9]
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5	.99		.99		(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1	.99		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1	.99		.99		.22
Class 2:
6/30/2024[4,5]	17.50	.06	.01	.07	(.14)	(.65)	(.79)	16.78	.47 [6]	1,788	.95	[7]	.93	[7]	.74 [7]
12/31/2023	15.30	.06	2.39	2.45	(.04)	(.21)	(.25)	17.50	16.17	1,879	.95		.90		.38
12/31/2022	32.94	— [8]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762	.97		.94		— [9]
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521	.99		.99		(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653	1.00		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363	1.00		1.00		.22
Class 4:
6/30/2024[4,5]	17.46	.04	.02	.06	(.14)	(.65)	(.79)	16.73	.37 [6]	296	1.20	[7]	1.18	[7]	.49 [7]
12/31/2023	15.28	.02	2.37	2.39	— [8]	(.21)	(.21)	17.46	15.79	300	1.20		1.15		.13
12/31/2022	32.96	(.05)	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22		1.19		(.25)
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344	1.24		1.24		(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268	1.25		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	— [8]	(1.58)	(1.58)	26.16	31.24	206	1.25		1.25		(.04)

Refer to the end of the tables for footnotes.

327	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
Growth Fund

Class 1:
6/30/2024[4,5]	$99.44	$.24	$15.78	$16.02	$(.22)	$(2.59)	$(2.81)	$112.65	16.23%[6]	$19,612	.34%[7]		.44%[7]
12/31/2023	76.29	.57	28.16	28.73	(.54)	(5.04)	(5.58)	99.44	38.81	17,382	.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53)	(14.31)	(14.84)	76.29	(29.75)	13,660	.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
Class 1A:
6/30/2024[4,5]	98.46	.10	15.61	15.71	(.18)	(2.59)	(2.77)	111.40	16.07 [6]	330	.59	[7]	.19 [7]
12/31/2023	75.61	.35	27.88	28.23	(.34)	(5.04)	(5.38)	98.46	38.47	280	.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38)	(14.31)	(14.69)	75.61	(29.93)	187	.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
Class 2:
6/30/2024[4,5]	98.20	.10	15.57	15.67	(.18)	(2.59)	(2.77)	111.10	16.07 [6]	19,296	.59	[7]	.19 [7]
12/31/2023	75.41	.35	27.80	28.15	(.32)	(5.04)	(5.36)	98.20	38.49	17,879	.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29)	(14.31)	(14.60)	75.41	(29.94)	14,452	.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
Class 3:
6/30/2024[4,5]	100.54	.14	15.95	16.09	(.19)	(2.59)	(2.78)	113.85	16.12 [6]	259	.52	[7]	.26 [7]
12/31/2023	77.09	.42	28.45	28.87	(.38)	(5.04)	(5.42)	100.54	38.56	236	.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35)	(14.31)	(14.66)	77.09	(29.89)	188	.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
Class 4:
6/30/2024[4,5]	95.70	(.03)	15.16	15.13	(.15)	(2.59)	(2.74)	108.09	15.93 [6]	4,338	.84	[7]	(.06)[7]
12/31/2023	73.64	.13	27.12	27.25	(.15)	(5.04)	(5.19)	95.70	38.13	3,522	.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09)	(14.31)	(14.40)	73.64	(30.11)	2,409	.85		.14
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59

Refer to the end of the tables for footnotes.

American Funds Insurance Series	328

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
International Fund

Class 1:
6/30/2024[4,5]	$17.50	$.15	$1.14	$1.29	$(.05)	$—	$(.05)	$18.74	7.35%[6]	$3,345	.52%[7]		1.70%[7]
12/31/2023	15.31	.25	2.20	2.45	(.26)	—	(.26)	17.50	16.12	3,353	.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34)	(2.60)	(2.94)	15.31	(20.57)	3,157	.54		1.95
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	—	(.65)	22.70	(1.23)	4,747	.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
Class 1A:
6/30/2024[4,5]	17.41	.13	1.12	1.25	(.04)	—	(.04)	18.62	7.23 [6]	12	.77	[7]	1.46	[7]
12/31/2023	15.23	.21	2.19	2.40	(.22)	—	(.22)	17.41	15.85	12	.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30)	(2.60)	(2.90)	15.23	(20.80)	10	.79		1.73
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12	.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
Class 2:
6/30/2024[4,5]	17.41	.13	1.13	1.26	(.04)	—	(.04)	18.63	7.23 [6]	3,437	.77	[7]	1.46	[7]
12/31/2023	15.23	.21	2.19	2.40	(.22)	—	(.22)	17.41	15.84	3,382	.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30)	(2.60)	(2.90)	15.23	(20.79)	3,164	.79		1.71
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190	.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
Class 3:
6/30/2024[4,5]	17.56	.14	1.13	1.27	(.04)	—	(.04)	18.79	7.24 [6]	16	.70	[7]	1.52	[7]
12/31/2023	15.35	.22	2.22	2.44	(.23)	—	(.23)	17.56	15.99	17	.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31)	(2.60)	(2.91)	15.35	(20.76)	16	.72		1.78
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21	.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
Class 4:
6/30/2024[4,5]	17.13	.11	1.10	1.21	(.03)	—	(.03)	18.31	7.14 [6]	444	1.02	[7]	1.22	[7]
12/31/2023	14.99	.16	2.16	2.32	(.18)	—	(.18)	17.13	15.56	415	1.03		.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26)	(2.60)	(2.86)	14.99	(21.02)	373	1.04		1.47
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05		1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03

Refer to the end of the tables for footnotes.

329	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]
New World Fund

Class 1:
6/30/2024[4,5]	$25.48	$.27	$1.50	$1.77	$(.11)	$(.12)	$(.23)	$27.02	6.96%[6]	$1,916	.64%[7]		.57%[7]		2.04%[7]
12/31/2023	22.30	.40	3.19	3.59	(.41)	—	(.41)	25.48	16.22	1,778	.64		.57		1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39)	(2.34)	(2.73)	22.30	(21.86)	1,610	.68		.57		1.48
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74		.56		.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
Class 1A:
6/30/2024[4,5]	25.36	.23	1.50	1.73	(.10)	(.12)	(.22)	26.87	6.83 [6]	10	.89	[7]	.82	[7]	1.78	[7]
12/31/2023	22.19	.33	3.20	3.53	(.36)	—	(.36)	25.36	15.98	10	.89		.82		1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32)	(2.34)	(2.66)	22.19	(22.09)	9	.93		.82		1.24
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99		.81		.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
Class 2:
6/30/2024[4,5]	25.17	.23	1.48	1.71	(.10)	(.12)	(.22)	26.66	6.81 [6]	827	.89	[7]	.82	[7]	1.79	[7]
12/31/2023	22.02	.33	3.17	3.50	(.35)	—	(.35)	25.17	15.99	803	.89		.82		1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32)	(2.34)	(2.66)	22.02	(22.10)	764	.93		.82		1.24
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99		.81		.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
Class 4:
6/30/2024[4,5]	24.95	.20	1.46	1.66	(.09)	(.12)	(.21)	26.40	6.70 [6]	814	1.14	[7]	1.07	[7]	1.54	[7]
12/31/2023	21.84	.27	3.14	3.41	(.30)	—	(.30)	24.95	15.67	787	1.14		1.07		1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27)	(2.34)	(2.61)	21.84	(22.25)	701	1.18		1.07		.99
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24		1.06		.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67

Refer to the end of the tables for footnotes.

American Funds Insurance Series	330

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]
Washington Mutual Investors Fund

Class 1:
6/30/2024[4,5]	$14.49	$.14	$1.51	$1.65	$(.06)	$(.13)	$(.19)	$15.95	11.44%[6]	$6,285	.41%[7]		.25%[7]		1.88%[7]
12/31/2023	12.69	.28	1.92	2.20	(.28)	(.12)	(.40)	14.49	17.66	6,020	.41		.27		2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30)	(3.72)	(4.02)	12.69	(8.28)	5,507	.41		.26		2.13
12/31/2021	14.35	.29	3.73	4.02	(.28)	—	(.28)	18.09	28.12	6,766	.42		.31		1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42		.42		2.28
Class 1A:
6/30/2024[4,5]	14.43	.12	1.51	1.63	(.06)	(.13)	(.19)	15.87	11.30 [6]	26	.66	[7]	.50	[7]	1.64	[7]
12/31/2023	12.61	.23	1.92	2.15	(.21)	(.12)	(.33)	14.43	17.29	23	.66		.52		1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23)	(3.72)	(3.95)	12.61	(8.45)	64	.66		.51		1.76
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169	.67		.53		1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67		.67		2.03
Class 2:
6/30/2024[4,5]	14.21	.12	1.49	1.61	(.06)	(.13)	(.19)	15.63	11.34 [6]	3,005	.66	[7]	.50	[7]	1.63	[7]
12/31/2023	12.46	.24	1.88	2.12	(.25)	(.12)	(.37)	14.21	17.29	2,899	.66		.52		1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26)	(3.72)	(3.98)	12.46	(8.45)	2,775	.66		.51		1.88
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426	.67		.56		1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67		.67		2.03
Class 4:
6/30/2024[4,5]	14.06	.10	1.47	1.57	(.05)	(.13)	(.18)	15.45	11.21 [6]	1,551	.91	[7]	.75	[7]	1.39	[7]
12/31/2023	12.34	.20	1.86	2.06	(.22)	(.12)	(.34)	14.06	16.97	1,344	.91		.77		1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24)	(3.72)	(3.96)	12.34	(8.69)	1,098	.91		.77		1.64
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104	.92		.81		1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92		.92		1.78

Refer to the end of the tables for footnotes.

331	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]
Capital World Growth and Income Fund

Class 1:
6/30/2024[4,5]	$13.85	$.15	$1.23	$1.38	$(.06)	$—	$(.06)	$15.17	10.00%[6]	$594	.52%[7]		.41%[7]		2.12%[7]
12/31/2023	11.67	.27	2.19	2.46	(.28)	—	(.28)	13.85	21.22	579	.52		.41		2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34)	(3.45)	(3.79)	11.67	(17.13)	548	.57		.41		2.36
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812	.63		.47		2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657	.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625	.65		.65		2.08
Class 1A:
6/30/2024[4,5]	13.77	.14	1.22	1.36	(.06)	—	(.06)	15.07	9.87 [6]	8	.77	[7]	.66	[7]	1.90	[7]
12/31/2023	11.61	.23	2.18	2.41	(.25)	—	(.25)	13.77	20.87	7	.77		.66		1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31)	(3.45)	(3.76)	11.61	(17.29)	6	.82		.66		2.13
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7	.88		.70		2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2	.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2	.90		.90		1.77
Class 2:
6/30/2024[4,5]	13.81	.14	1.23	1.37	(.06)	—	(.06)	15.12	9.91 [6]	1,052	.77	[7]	.66	[7]	1.87	[7]
12/31/2023	11.64	.23	2.18	2.41	(.24)	—	(.24)	13.81	20.88	1,040	.77		.66		1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31)	(3.45)	(3.76)	11.64	(17.33)	983	.82		.66		2.11
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340	.88		.73		1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349	.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366	.90		.90		1.84
Class 4:
6/30/2024[4,5]	13.46	.12	1.19	1.31	(.05)	—	(.05)	14.72	9.76 [6]	255	1.02	[7]	.91	[7]	1.63	[7]
12/31/2023	11.35	.19	2.14	2.33	(.22)	—	(.22)	13.46	20.65	235	1.02		.91		1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28)	(3.45)	(3.73)	11.35	(17.57)	188	1.07		.91		1.86
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13		.97		1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15		1.15		1.56

Refer to the end of the tables for footnotes.

American Funds Insurance Series	332

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
Growth-Income Fund

Class 1:
6/30/2024[4,5]	$59.26	$.43	$7.95	$8.38	$(.20)	$(2.95)	$(3.15)	$64.49	14.32%[6]	$23,840	.28%[7]		1.37%[7]
12/31/2023	50.21	.86	11.96	12.82	(.88)	(2.89)	(3.77)	59.26	26.47	22,319	.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83)	(5.66)	(6.49)	50.21	(16.28)	19,692	.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
Class 1A:
6/30/2024[4,5]	58.88	.35	7.90	8.25	(.18)	(2.95)	(3.13)	64.00	14.18 [6]	40	.53	[7]	1.12	[7]
12/31/2023	49.93	.72	11.87	12.59	(.75)	(2.89)	(3.64)	58.88	26.12	35	.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70)	(5.66)	(6.36)	49.93	(16.48)	28	.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
Class 2:
6/30/2024[4,5]	58.30	.35	7.81	8.16	(.18)	(2.95)	(3.13)	63.33	14.16 [6]	13,671	.53	[7]	1.12	[7]
12/31/2023	49.46	.72	11.75	12.47	(.74)	(2.89)	(3.63)	58.30	26.14	12,894	.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69)	(5.66)	(6.35)	49.46	(16.50)	11,508	.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
Class 3:
6/30/2024[4,5]	59.40	.38	7.96	8.34	(.18)	(2.95)	(3.13)	64.61	14.21 [6]	152	.46	[7]	1.19	[7]
12/31/2023	50.33	.77	11.97	12.74	(.78)	(2.89)	(3.67)	59.40	26.23	142	.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73)	(5.66)	(6.39)	50.33	(16.43)	125	.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
Class 4:
6/30/2024[4,5]	57.34	.27	7.67	7.94	(.16)	(2.95)	(3.11)	62.17	14.02 [6]	2,405	.78	[7]	.88	[7]
12/31/2023	48.72	.57	11.57	12.14	(.63)	(2.89)	(3.52)	57.34	25.82	2,062	.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57)	(5.66)	(6.23)	48.72	(16.70)	1,630	.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56

Refer to the end of the tables for footnotes.

333	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]
International Growth and Income Fund

Class 1:
6/30/2024[4,5]	$10.10	$.18	$.42	$.60	$(.06)	$—	$(.06)	$10.64	5.88%[6]	$16	.56%[7]		.56%[7]		3.52%[7]
12/31/2023	8.94	.27	1.15	1.42	(.26)	—	(.26)	10.10	16.08	15	.56		.55		2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28)	(7.70)	(7.98)	8.94	(15.00)	13	.64		.54		3.29
12/31/2021	19.01	.54	.53	1.07	(.46)	—	(.46)	19.62	5.64	30	.67		.67		2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120	.68		.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		.66		2.73
Class 1A:
6/30/2024[4,5]	9.83	.16	.40	.56	(.05)	—	(.05)	10.34	5.70 [6]	6	.81	[7]	.81	[7]	3.21	[7]
12/31/2023	8.70	.24	1.13	1.37	(.24)	—	(.24)	9.83	15.92	6	.81		.80		2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29)	(7.70)	(7.99)	8.70	(15.31)	5	.88		.79		3.15
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6	.94		.92		2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3	.93		.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		.91		2.41
Class 2:
6/30/2024[4,5]	9.82	.16	.41	.57	(.05)	—	(.05)	10.34	5.81 [6]	158	.81	[7]	.81	[7]	3.24	[7]
12/31/2023	8.70	.24	1.12	1.36	(.24)	—	(.24)	9.82	15.76	165	.81		.80		2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29)	(7.70)	(7.99)	8.70	(15.25)	162	.88		.78		3.24
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211	.93		.92		2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221	.93		.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		.91		2.49
Class 4:
6/30/2024[4,5]	9.67	.15	.39	.54	(.05)	—	(.05)	10.16	5.55 [6]	150	1.06	[7]	1.06	[7]	3.02	[7]
12/31/2023	8.56	.21	1.12	1.33	(.22)	—	(.22)	9.67	15.66	143	1.06		1.05		2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26)	(7.70)	(7.96)	8.56	(15.52)	121	1.13		1.04		3.01
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18		1.17		2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18		1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		1.16		2.18

Refer to the end of the tables for footnotes.

American Funds Insurance Series	334

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]
Capital Income Builder

Class 1:
6/30/2024[4,5]	$11.63	$.23	$.30	$.53	$(.16)	$—	$(.16)	$12.00	4.53%[6]	$692	.40%[7]		.27%[7]		3.91%[7]
12/31/2023	10.99	.41	.59	1.00	(.36)	—	(.36)	11.63	9.28	660	.40		.26		3.68
12/31/2022	12.17	.37	(1.21)	(.84)	(.34)	—	(.34)	10.99	(6.90)	586	.44		.26		3.31
12/31/2021	10.87	.37	1.28	1.65	(.35)	—	(.35)	12.17	15.31	563	.53		.27		3.19
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621	.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533	.53		.53		3.17
Class 1A:
6/30/2024[4,5]	11.62	.21	.29	.50	(.14)	—	(.14)	11.98	4.32 [6]	11	.65	[7]	.52	[7]	3.66	[7]
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	10	.65		.51		3.42
12/31/2022	12.15	.34	(1.19)	(.85)	(.32)	—	(.32)	10.98	(7.06)	10	.69		.52		3.06
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10	.78		.52		2.94
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6	.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6	.78		.78		2.84
Class 2:
6/30/2024[4,5]	11.62	.21	.30	.51	(.14)	—	(.14)	11.99	4.41 [6]	16	.65	[7]	.52	[7]	3.66	[7]
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	15	.65		.51		3.43
12/31/2022	12.16	.34	(1.20)	(.86)	(.32)	—	(.32)	10.98	(7.13)	13	.69		.51		3.06
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13	.78		.52		2.93
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8	.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6	.78		.78		2.91
Class 4:
6/30/2024[4,5]	11.60	.20	.30	.50	(.13)	—	(.13)	11.97	4.29 [6]	591	.90	[7]	.77	[7]	3.40	[7]
12/31/2023	10.96	.35	.59	.94	(.30)	—	(.30)	11.60	8.75	566	.90		.76		3.18
12/31/2022	12.14	.31	(1.20)	(.89)	(.29)	—	(.29)	10.96	(7.37)	530	.94		.76		2.81
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03		.77		2.69
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454	1.03		1.03		2.68

Refer to the end of the tables for footnotes.

335	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
Asset Allocation Fund

Class 1:
6/30/2024[4,5]	$23.86	$.30	$1.96	$2.26	$(.13)	$(1.10)	$(1.23)	$24.89	9.59%[6]	$16,051	.30%[7]		2.39%[7]
12/31/2023	22.20	.57	2.54	3.11	(.56)	(.89)	(1.45)	23.86	14.55	15,555	.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51)	(2.65)	(3.16)	22.20	(13.19)	15,138	.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
Class 1A:
6/30/2024[4,5]	23.74	.26	1.95	2.21	(.12)	(1.10)	(1.22)	24.73	9.42 [6]	34	.55	[7]	2.15	[7]
12/31/2023	22.10	.51	2.53	3.04	(.51)	(.89)	(1.40)	23.74	14.32	32	.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46)	(2.65)	(3.11)	22.10	(13.43)	27	.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
Class 2:
6/30/2024[4,5]	23.53	.26	1.93	2.19	(.12)	(1.10)	(1.22)	24.50	9.42 [6]	4,356	.55	[7]	2.14	[7]
12/31/2023	21.91	.50	2.52	3.02	(.51)	(.89)	(1.40)	23.53	14.27	4,261	.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45)	(2.65)	(3.10)	21.91	(13.41)	4,228	.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
Class 3:
6/30/2024[4,5]	23.90	.27	1.96	2.23	(.12)	(1.10)	(1.22)	24.91	9.46 [6]	32	.48	[7]	2.22	[7]
12/31/2023	22.23	.53	2.55	3.08	(.52)	(.89)	(1.41)	23.90	14.37	30	.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47)	(2.65)	(3.12)	22.23	(13.37)	28	.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
Class 4:
6/30/2024[4,5]	23.34	.23	1.91	2.14	(.11)	(1.10)	(1.21)	24.27	9.29 [6]	6,454	.80	[7]	1.90	[7]
12/31/2023	21.75	.44	2.49	2.93	(.45)	(.89)	(1.34)	23.34	14.02	5,807	.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39)	(2.65)	(3.04)	21.75	(13.66)	5,380	.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71

Refer to the end of the tables for footnotes.

American Funds Insurance Series	336

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]
American Funds Global Balanced Fund

Class 1:
6/30/2024[4,5]	$12.37	$.18	$.34	$.52	$(.06)	$—	$(.06)	$12.83	4.23%[6]	$98	.52%[7]		.51%[7]		2.93%[7]
12/31/2023	12.55	.33	1.29	1.62	(.23)	(1.57)	(1.80)	12.37	14.05	98	.53		.52		2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07)	(.07)	12.55	(14.33)	96	.59		.58		1.99
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120	.73		.73		1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139	.72		.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134	.72		.72		1.88
Class 1A:
6/30/2024[4,5]	12.30	.17	.34	.51	(.06)	—	(.06)	12.75	4.14 [6]	3	.77	[7]	.76	[7]	2.68	[7]
12/31/2023	12.49	.29	1.30	1.59	(.21)	(1.57)	(1.78)	12.30	13.77	3	.78		.77		2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	3	.84		.84		1.71
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4	.98		.98		1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3	.97		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2	.97		.97		1.63
Class 2:
6/30/2024[4,5]	12.31	.17	.33	.50	(.06)	—	(.06)	12.75	4.05 [6]	157	.77	[7]	.76	[7]	2.68	[7]
12/31/2023	12.49	.30	1.29	1.59	(.20)	(1.57)	(1.77)	12.31	13.83	160	.78		.77		2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	158	.84		.83		1.73
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208	.98		.98		1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208	.97		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207	.97		.97		1.64
Class 4:
6/30/2024[4,5]	12.10	.15	.33	.48	(.05)	—	(.05)	12.53	4.00 [6]	134	1.02	[7]	1.01	[7]	2.44	[7]
12/31/2023	12.32	.26	1.27	1.53	(.18)	(1.57)	(1.75)	12.10	13.45	128	1.03		1.02		2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07)	(.07)	12.32	(14.73)	111	1.09		1.08		1.49
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23		1.23		.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22		1.22		1.37

Refer to the end of the tables for footnotes.

337	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]
The Bond Fund of America

Class 1:
6/30/2024[4,5]	$9.54	$.22	$(.27)	$(.05)	$(.07)	$—	$(.07)	$9.42	(.57)%[6]	$7,063	.39%[7]		.25%[7]		4.63%[7]
12/31/2023	9.41	.39	.09	.48	(.35)	—	(.35)	9.54	5.21	6,908	.39		.20		4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32)	(.12)	(.44)	9.41	(12.26)	6,370	.39		.20		3.09
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39		.26		1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481	.39		.39		2.76
Class 1A:
6/30/2024[4,5]	9.47	.20	(.27)	(.07)	(.06)	—	(.06)	9.34	(.63)[6]	210	.64	[7]	.50	[7]	4.37	[7]
12/31/2023	9.35	.37	.08	.45	(.33)	—	(.33)	9.47	4.89	258	.64		.45		3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31)	(.12)	(.43)	9.35	(12.49)	220	.64		.45		3.15
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64		.51		1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7	.64		.64		2.48
Class 2:
6/30/2024[4,5]	9.40	.20	(.27)	(.07)	(.06)	—	(.06)	9.27	(.73)[6]	2,807	.64	[7]	.50	[7]	4.37	[7]
12/31/2023	9.27	.36	.10	.46	(.33)	—	(.33)	9.40	5.02	2,879	.64		.45		3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29)	(.12)	(.41)	9.27	(12.58)	2,844	.64		.45		2.84
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64		.52		1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561	.64		.64		2.51
Class 4:
6/30/2024[4,5]	9.35	.19	(.27)	(.08)	(.06)	—	(.06)	9.21	(.87)[6]	1,058	.89	[7]	.75	[7]	4.13	[7]
12/31/2023	9.23	.34	.09	.43	(.31)	—	(.31)	9.35	4.72	963	.89		.70		3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27)	(.12)	(.39)	9.23	(12.75)	787	.89		.70		2.61
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89		.76		1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502	.89		.89		2.25

Refer to the end of the tables for footnotes.

American Funds Insurance Series	338

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]
Capital World Bond Fund

Class 1:
6/30/2024[4,5]	$10.16	$.20	$(.55)	$(.35)	$(.03)	$—	$(.03)	$9.78	(3.45)%[6]	$634	.48%[7]		.48%[7]		4.12%[7]
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665	.48		.48		3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03)	(.16)	(.19)	9.55	(17.43)	663	.51		.48		2.43
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988	.60		.50		2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219	.59		.52		2.08
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077	.58		.58		2.60
Class 1A:
6/30/2024[4,5]	10.08	.20	(.56)	(.36)	(.03)	—	(.03)	9.69	(3.56)[6]	37	.73	[7]	.73	[7]	4.12	[7]
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1	.73		.73		3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02)	(.16)	(.18)	9.50	(17.69)	1	.76		.73		2.19
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1	.85		.75		1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1	.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1	.83		.83		2.35
Class 2:
6/30/2024[4,5]	10.03	.19	(.55)	(.36)	(.01)	—	(.01)	9.66	(3.62)[6]	789	.73	[7]	.73	[7]	3.87	[7]
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817	.73		.73		3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02)	(.16)	(.18)	9.45	(17.70)	765	.76		.73		2.18
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030	.85		.75		1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058	.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002	.83		.83		2.35
Class 4:
6/30/2024[4,5]	9.88	.17	(.54)	(.37)	—	—	—	9.51	(3.74)[6]	56	.98	[7]	.98	[7]	3.62	[7]
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57	.98		.98		2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02)	(.16)	(.18)	9.33	(17.84)	53	1.01		.98		1.94
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10		1.00		1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49	1.08		1.08		2.09

Refer to the end of the tables for footnotes.

339	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]
American High-Income Trust

Class 1:
6/30/2024[4,5]	$8.94	$.31	$.05	$.36	$(.11)	$—	$(.11)	$9.19	3.98%[6]	$227	.44%[7]		.31%[7]		6.93%[7]
12/31/2023	8.53	.63	.43	1.06	(.65)	—	(.65)	8.94	12.69	223	.45		.31		7.10
12/31/2022	10.19	.56	(1.47)	(.91)	(.75)	—	(.75)	8.53	(9.01)	224	.47		.32		5.95
12/31/2021	9.80	.51	.34	.85	(.46)	—	(.46)	10.19	8.74	278	.53		.37		4.95
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123	.52		.52		6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525	.51		.51		6.71
Class 1A:
6/30/2024[4,5]	8.90	.30	.05	.35	(.10)	—	(.10)	9.15	3.96 [6]	3	.69	[7]	.56	[7]	6.69	[7]
12/31/2023	8.51	.61	.41	1.02	(.63)	—	(.63)	8.90	12.40	3	.70		.56		6.90
12/31/2022	10.16	.53	(1.46)	(.93)	(.72)	—	(.72)	8.51	(9.29)	1	.72		.57		5.70
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1	.78		.64		4.75
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1	.78		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1	.75		.75		6.47
Class 2:
6/30/2024[4,5]	8.73	.29	.04	.33	(.10)	—	(.10)	8.96	3.80 [6]	529	.69	[7]	.56	[7]	6.68	[7]
12/31/2023	8.35	.59	.41	1.00	(.62)	—	(.62)	8.73	12.45	533	.70		.56		6.85
12/31/2022	9.98	.52	(1.43)	(.91)	(.72)	—	(.72)	8.35	(9.26)	521	.72		.57		5.68
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673	.78		.65		4.80
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665	.78		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667	.76		.76		6.45
Class 3:
6/30/2024[4,5]	8.99	.31	.04	.35	(.10)	—	(.10)	9.24	3.92 [6]	8	.62	[7]	.49	[7]	6.75	[7]
12/31/2023	8.58	.61	.43	1.04	(.63)	—	(.63)	8.99	12.54	8	.63		.49		6.91
12/31/2022	10.24	.54	(1.47)	(.93)	(.73)	—	(.73)	8.58	(9.25)	9	.65		.50		5.76
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10	.71		.58		4.86
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10	.71		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10	.69		.69		6.52
Class 4:
6/30/2024[4,5]	9.75	.32	.04	.36	(.10)	—	(.10)	10.01	3.68 [6]	125	.94	[7]	.81	[7]	6.43	[7]
12/31/2023	9.26	.63	.46	1.09	(.60)	—	(.60)	9.75	12.18	107	.95		.81		6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70)	—	(.70)	9.26	(9.53)	77	.97		.82		5.44
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90	1.03		.89		4.52
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69	1.03		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01		1.01		6.21

Refer to the end of the tables for footnotes.

American Funds Insurance Series	340

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets[2]
American Funds Mortgage Fund

Class 1:
6/30/2024[4,5]	$9.44	$.24	$(.34)	$(.10)	$(.08)	$—	$(.08)	$9.26	(1.09)%[6]	$16	.35%[7]		.28%[7]		5.15%[7]
12/31/2023	9.45	.45	(.08)	.37	(.38)	—	(.38)	9.44	4.03	17	.41		.29		4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15)	—	(.15)	9.45	(9.76)	1	.45		.25		.70
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231	.49		.29		.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224	.48		.36		.93
12/31/2019	10.30	.24	.30	.54	(.28)	—	(.28)	10.56	5.30	210	.47		.47		2.26
Class 1A:
6/30/2024[4,5]	9.32	.22	(.33)	(.11)	(.07)	—	(.07)	9.14	(1.14)[6]	2	.60	[7]	.53	[7]	4.90	[7]
12/31/2023	9.34	.41	(.07)	.34	(.36)	—	(.36)	9.32	3.72	2	.65		.53		4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20)	—	(.20)	9.34	(10.03)	2	.69		.54		1.91
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2	.74		.54		.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1	.73		.59		.61
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1	.71		.71		2.04
Class 2:
6/30/2024[4,5]	9.34	.22	(.33)	(.11)	(.07)	—	(.07)	9.16	(1.15)[6]	43	.60	[7]	.53	[7]	4.90	[7]
12/31/2023	9.36	.41	(.07)	.34	(.36)	—	(.36)	9.34	3.68	44	.64		.52		4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20)	—	(.20)	9.36	(9.94)	46	.69		.54		1.87
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58	.74		.54		.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58	.73		.60		.68
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56	.72		.72		2.01
Class 4:
6/30/2024[4,5]	9.23	.21	(.33)	(.12)	(.07)	—	(.07)	9.04	(1.30)[6]	49	.85	[7]	.78	[7]	4.65	[7]
12/31/2023	9.25	.38	(.06)	.32	(.34)	—	(.34)	9.23	3.51	45	.90		.78		4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18)	—	(.18)	9.25	(10.16)	40	.94		.79		1.66
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43	.99		.79		.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37	.98		.85		.41
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28	.97		.97		1.71

Refer to the end of the tables for footnotes.

341	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund

Class 1:
6/30/2024[4,5]	$11.35	$.29	$—	[8]	$.29	$(.11)	$—	$(.11)	$11.53	2.54%[6]	$39		.29%[7]		5.16%[7]
12/31/2023	11.35	.55	.01		.56	(.56)	—	(.56)	11.35	4.94	40		.30		4.81
12/31/2022	11.27	.17	(.01)		.16	(.08)	—	(.08)	11.35	1.42	51		.32		1.48
12/31/2021	11.31	(.03)	(.01)		(.04)	—	—	—	11.27	(.35)	37		.37		(.28)
12/31/2020	11.30	.02	.02		.04	(.03)	—	(.03)	11.31	.34	44		.37		.16
12/31/2019	11.31	.22	—	[8]	.22	(.23)	—	(.23)	11.30	1.92	30		.36		1.92
Class 1A:
6/30/2024[4,5]	11.35	.28	(.01)		.27	(.10)	—	(.10)	11.52	2.41 [6]	—	[10]	.52	[7]	4.93 [7]
12/31/2023	11.35	.54	—		.54	(.54)	—	(.54)	11.35	4.79	—	[10]	.53		4.69
12/31/2022	11.28	.16	(.01)		.15	(.08)	—	(.08)	11.35	1.32	—	[10]	.31		1.40
12/31/2021	11.31	(.03)	—	[8]	(.03)	—	—	—	11.28	(.27)	—	[10]	.36		(.28)
12/31/2020	11.30	.03	.01		.04	(.03)	—	(.03)	11.31	.32	—	[10]	.35		.26
12/31/2019	11.31	.22	—	[8]	.22	(.23)	—	(.23)	11.30	1.92	—	[10]	.37		1.90
Class 2:
6/30/2024[4,5]	10.98	.27	—	[8]	.27	(.10)	—	(.10)	11.15	2.49 [6]	262		.54	[7]	4.91 [7]
12/31/2023	11.00	.51	—	[8]	.51	(.53)	—	(.53)	10.98	4.64	273		.55		4.56
12/31/2022	10.93	.13	—	[8]	.13	(.06)	—	(.06)	11.00	1.17	297		.57		1.23
12/31/2021	10.99	(.06)	—	[8]	(.06)	—	—	—	10.93	(.55)	245		.62		(.53)
12/31/2020	11.01	— [8]	—	[8]	— [8]	(.02)	—	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	—	[8]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
Class 3:
6/30/2024[4,5]	11.13	.28	(.01)		.27	(.10)	—	(.10)	11.30	2.47 [6]	4		.47	[7]	4.98 [7]
12/31/2023	11.14	.52	.01		.53	(.54)	—	(.54)	11.13	4.75	4		.48		4.64
12/31/2022	11.07	.13	—	[8]	.13	(.06)	—	(.06)	11.14	1.19	4		.50		1.19
12/31/2021	11.12	(.05)	—	[8]	(.05)	—	—	—	11.07	(.45)	5		.55		(.46)
12/31/2020	11.13	— [8]	.02		.02	(.03)	—	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	—	[8]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
Class 4:
6/30/2024[4,5]	11.05	.26	—	[8]	.26	(.10)	—	(.10)	11.21	2.33 [6]	50		.79	[7]	4.66 [7]
12/31/2023	11.05	.48	.01		.49	(.49)	—	(.49)	11.05	4.44	56		.80		4.28
12/31/2022	11.00	.12	(.03)		.09	(.04)	—	(.04)	11.05	.83	80		.82		1.05
12/31/2021	11.08	(.09)	.01		(.08)	—	—	—	11.00	(.72)	46		.87		(.79)
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	—	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	—	[8]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40

Refer to the end of the tables for footnotes.

American Funds Insurance Series	342

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets[2]
U.S. Government Securities Fund

Class 1:
6/30/2024[4,5]	$9.91	$.22	$(.31)	$(.09)	$(.07)	$—	$(.07)	$9.75	(.91)%[6]	$259	.33%[7]		.27%[7]		4.64%[7]
12/31/2023	9.99	.40	(.09)	.31	(.39)	—	(.39)	9.91	3.21	257	.33		.21		4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44)	—	(.44)	9.99	(10.75)	242	.36		.22		2.90
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522	.39		.29		1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429	.38		.38		1.21
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418	.37		.37		2.07
Class 1A:
6/30/2024[4,5]	9.87	.21	(.31)	(.10)	(.07)	—	(.07)	9.70	(1.01)[6]	215	.58	[7]	.51	[7]	4.45	[7]
12/31/2023	9.96	.38	(.10)	.28	(.37)	—	(.37)	9.87	2.88	5	.58		.46		3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41)	—	(.41)	9.96	(10.93)	4	.60		.47		2.70
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5	.64		.53		1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4	.64		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2	.62		.62		1.82
Class 2:
6/30/2024[4,5]	9.78	.21	(.30)	(.09)	(.07)	—	(.07)	9.62	(1.07)[6]	1,059	.58	[7]	.52	[7]	4.38	[7]
12/31/2023	9.87	.37	(.09)	.28	(.37)	—	(.37)	9.78	2.89	1,073	.58		.46		3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41)	—	(.41)	9.87	(10.95)	1,059	.61		.47		2.69
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391	.64		.54		1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439	.64		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343	.62		.62		1.82
Class 3:
6/30/2024[4,5]	9.94	.22	(.31)	(.09)	(.07)	—	(.07)	9.78	(1.04)[6]	5	.51	[7]	.45	[7]	4.45	[7]
12/31/2023	10.02	.39	(.10)	.29	(.37)	—	(.37)	9.94	3.00	6	.51		.39		3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41)	—	(.41)	10.02	(10.90)	6	.54		.40		2.76
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9	.57		.47		1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10	.57		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9	.55		.55		1.88
Class 4:
6/30/2024[4,5]	9.77	.20	(.31)	(.11)	(.06)	—	(.06)	9.60	(1.21)[6]	184	.83	[7]	.77	[7]	4.13	[7]
12/31/2023	9.86	.35	(.10)	.25	(.34)	—	(.34)	9.77	2.62	183	.83		.71		3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38)	—	(.38)	9.86	(11.19)	190	.85		.72		2.45
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238	.89		.79		.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272	.89		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124	.87		.87		1.56

Refer to the end of the tables for footnotes.

343	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[11]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]		Net effective expense ratio[2,5,12]		Ratio of net income (loss) to average net assets[2]
Managed Risk Growth Fund

Class P1:
6/30/2024[4,5]	$10.86	$.02	$1.37	$1.39	$(.09)	$—	$(.09)	$12.16	12.78%[6]	$13	.42%[7]		.37%[7]		.69%[7]		.36%[7]
12/31/2023	11.37	.08	2.28	2.36	(.08)	(2.79)	(2.87)	10.86	23.77	13	.42		.37		.70		.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22)	(2.54)	(2.76)	11.37	(24.62)	9	.41		.36		.68		.47
12/31/2021	17.25	.04	2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13	.41		.36		.69		.19
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11	.42		.37		.72		.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6	.42		.37		.73		1.19
Class P2:
6/30/2024[4,5]	10.73	.01	1.35	1.36	(.06)	—	(.06)	12.03	12.64 [6]	507	.67	[7]	.62	[7]	.94	[7]	.10 [7]
12/31/2023	11.28	.05	2.26	2.31	(.07)	(2.79)	(2.86)	10.73	23.50	495	.67		.62		.95		.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18)	(2.54)	(2.72)	11.28	(24.88)	445	.67		.62		.94		.20
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584	.67		.62		.95		(.07)
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554	.67		.62		.97		.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434	.68		.63		.99		.73

Managed Risk International Fund

Class P1:
6/30/2024[4,5]	$8.36	$.02	$.50	$.52	$(.14)	$—	$(.14)	$8.74	6.14%[6]	$2	.44%[7]		.38%[7]		.85%[7]		.42%[7]
12/31/2023	8.61	.13	.41	.54	(.15)	(.64)	(.79)	8.36	6.36	2	.46		.36		.84		1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34)	—	(.34)	8.61	(15.27)	2	.44		.37		.85		1.70
12/31/2021	11.07	.24	(.67)	(.43)	(.09)	—	(.09)	10.55	(3.92)	2	.44		.36		.86		2.12
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13	2	.43		.35		.86		.82
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91	1	.41		.33		.84		1.64
Class P2:
6/30/2024[4,5]	8.32	.01	.48	.49	(.11)	—	(.11)	8.70	5.88 [6]	121	.71	[7]	.64	[7]	1.11	[7]	.16 [7]
12/31/2023	8.58	.10	.42	.52	(.14)	(.64)	(.78)	8.32	6.22	122	.73		.63		1.11		1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28)	—	(.28)	8.58	(15.54)	124	.70		.63		1.11		1.36
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)	160	.71		.63		1.13		1.79
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168	.71		.63		1.14		.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165	.71		.63		1.14		1.21

Managed Risk Washington Mutual Investors Fund

Class P1:
6/30/2024[4,5]	$10.50	$.04	$.92	$.96	$(.18)	$—	$(.18)	$11.28	9.18%[6]	$3	.41%[7]		.35%[7]		.61%[7]		.73%[7]
12/31/2023	11.24	.20	.79	.99	(.24)	(1.49)	(1.73)	10.50	10.04	3	.42		.37		.63		1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56)	—	(.56)	11.24	(8.92)	3	.41		.36		.60		1.96
12/31/2021	11.24	.16	1.79	1.95	(.24)	—	(.24)	12.95	17.46	2	.41		.36		.66		1.33
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)	2	.40		.35		.76		1.66
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14	1	.38		.33		.74		2.14
Class P2:
6/30/2024[4,5]	10.43	.03	.91	.94	(.18)	—	(.18)	11.19	9.01 [6]	326	.67	[7]	.62	[7]	.88	[7]	.46 [7]
12/31/2023	11.18	.18	.77	.95	(.21)	(1.49)	(1.70)	10.43	9.73	322	.68		.63		.89		1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52)	—	(.52)	11.18	(9.16)	321	.67		.62		.86		1.62
12/31/2021	11.18	.11	1.79	1.90	(.20)	—	(.20)	12.88	17.11	371	.68		.62		.92		.91
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355	.68		.63		1.04		1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365	.68		.63		1.04		1.62

Refer to the end of the tables for footnotes.

American Funds Insurance Series	344

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[11]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]		Net effective expense ratio[2,5,12]		Ratio of net income (loss) to average net assets[2]
Managed Risk Growth-Income Fund

Class P1:
6/30/2024[4,5]	$12.53	$.04	$1.33	$1.37	$(.19)	$(.18)	$(.37)	$13.53	10.91%[6]	$1,951	.41%[7]		.36%[7]		.62%[7]		.59%[7]
12/31/2023	12.51	.20	1.65	1.85	(.21)	(1.62)	(1.83)	12.53	16.17	1,910	.41		.36		.63		1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30)	(.31)	(.61)	12.51	(16.74)	1,833	.41		.36		.62		1.33
12/31/2021	14.01	.14	1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328	.41		.36		.64		.96
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41		.36		.66		1.24
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
Class P2:
6/30/2024[4,5]	12.45	.02	1.32	1.34	(.18)	(.18)	(.36)	13.43	10.78 [6]	281	.66	[7]	.61	[7]	.87	[7]	.34	[7]
12/31/2023	12.44	.17	1.64	1.81	(.18)	(1.62)	(1.80)	12.45	15.90	277	.66		.61		.88		1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26)	(.31)	(.57)	12.44	(16.93)	268	.66		.61		.87		1.10
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66		.61		.89		.70
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47

Managed Risk Asset Allocation Fund

Class P1:
6/30/2024[4,5]	$11.90	$.05	$1.00	$1.05	$(.22)	$(.17)	$(.39)	$12.56	8.89%[6]	$10	.41%[7]		.36%[7]		.65%[7]		.88%[7]
12/31/2023	12.43	.31	.87	1.18	(.26)	(1.45)	(1.71)	11.90	10.51	10	.41		.36		.66		2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32)	(.48)	(.80)	12.43	(13.75)	7	.41		.36		.65		1.80
12/31/2021	13.84	.21	1.55	1.76	(.27)	—	(.27)	15.33	12.82	7	.41		.36		.66		1.43
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41		.36		.66		1.91
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
Class P2:
6/30/2024[4,5]	11.53	.04	.97	1.01	(.22)	(.17)	(.39)	12.15	8.78 [6]	2,082	.66	[7]	.61	[7]	.90	[7]	.60	[7]
12/31/2023	12.09	.21	.90	1.11	(.22)	(1.45)	(1.67)	11.53	10.23	2,093	.66		.61		.91		1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29)	(.48)	(.77)	12.09	(13.97)	2,182	.66		.61		.90		1.40
12/31/2021	13.45	.15	1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812	.66		.61		.91		1.03
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51

Refer to the end of the tables for footnotes.

345	American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
excluding mortgage dollar roll transactions[13,14]	June 30, 2024[4,5,6]	2023	2022	2021	2020	2019
Capital Income Builder	26%	59%	48%	60%	110%	44%
Asset Allocation Fund	19	54	42	45	49	47
American Funds Global Balanced Fund	27	43	111	36	68	60
The Bond Fund of America	54	129	77	87	72	146
Capital World Bond Fund	31	110	114	64	88	110
American Funds Mortgage Fund	25	85	56	38	123	84
U.S. Government Securities Fund	17	113	77	126	112	103

Portfolio turnover rate for all share classes	Six months ended		Year ended December 31,
including mortgage dollar roll transactions, if any[13,14]	June 30, 2024[4,5,6]		2023		2022		2021		2020		2019

Global Growth Fund	28%		29%		29%		18%		17%		14%
Global Small Capitalization Fund	20		36		40		29		38		50
Growth Fund	13		23		29		25		32		21
International Fund	17		28		42		44		40		32
New World Fund	34		36		40		43		70		38
Washington Mutual Investors Fund	19		29		30		90		40		37
Capital World Growth and Income Fund	16		29		42		85		36		29
Growth-Income Fund	36		26		25		24		33		27
International Growth and Income Fund	18		38		48		41		56		28
Capital Income Builder	66		149		126		93		184		72
Asset Allocation Fund	71		159		118		124		145		79
American Funds Global Balanced Fund	79		103		126		39		86		74
The Bond Fund of America	255		545		415		456		461		373
Capital World Bond Fund	170		286		188		91		145		159
American High-Income Trust	23		40		34		56		78		58
American Funds Mortgage Fund	373		1053		1141		975		1143		350
U.S. Government Securities Fund	204		744		695		433		867		277
Ultra-Short Bond Fund	—	[15]	—	[15]	—	[15]	—	[15]	—	[15]	—	[15]
Managed Risk Growth Fund	6		39		97		32		80		10
Managed Risk International Fund	3		27		82		24		71		8
Managed Risk Washington Mutual Investors Fund	4		19		70		16		101		13
Managed Risk Growth-Income Fund	8		21		67		13		38		6
Managed Risk Asset Allocation Fund	6		13		48		5		30		8

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Amount less than $1 million.
[11]	This column does not include expenses of the underlying funds in which each fund invests.
[12]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.
[13]	Refer to Note 5 for further information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[15]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series	346

Changes in and disagreements with accountants

Not applicable

Matters submitted for shareholder vote

Not applicable

Remuneration paid to directors, officers and others

Refer to information in the financial statements.

347	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1.  Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2.  Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3.  Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee for certain funds.

American Funds Insurance Series	348

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4.  Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5.  Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

349	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2024. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1.  Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2.  Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2023. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	350

3.  Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4.  Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

351	American Funds Insurance Series

5.  Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	352

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:

(1)    The date of the meeting and whether it was an annual or special meeting.
(2)    If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)    A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

A special meeting of shareholders was held on March 20, 2024 to approve the liquidation of the assets and dissolution of the NVIT J.P. Morgan Mozaic Multi-Asset Fund pursuant to the provisions of a Plan of Liquidation and Dissolution approved by the Board of Trustees of the Trust. The tabulation of votes is included below:

	Shared Voted	% of Voted	% of Total
For	3,628,234.567	87.851%	87.806%
Against	123,058.891	2.980%	2.978%
Abstained/Withheld	378,706.838	9.169%	9.164%
Total	4,130,000.296	100.000%	99.948%

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)    All directors and all members of any advisory board for regular compensation;
(2)    Each director and each member of an advisory board for special compensation;
(3)    All officers; and
(4)    Each person of whom any officer or director of the Fund is an affiliated person.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:

(1) Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and
(2) If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Not applicable.

Item 16. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of December 5, 2023, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)     If at any time during or after the last completed fiscal year the registrant was required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, or there was an outstanding balance as of the end of the last completed fiscal year of erroneously awarded compensation to be recovered from the application of the policy to a prior restatement, the registrant must provide the following information:

(1)    For each restatement:

(i) The date on which the registrant was required to prepare an accounting restatement;

(ii) The aggregate dollar amount of erroneously awarded compensation attributable to such accounting restatement, including an analysis of how the amount was calculated;
(iii) If the financial reporting measure defined in 17 CFR 10D-1(d) related to a stock price or total shareholder return metric, the estimates that were used in determining the erroneously awarded compensation attributable to such accounting restatement and an explanation of the methodology used for such estimates;
(iv) The aggregate dollar amount of erroneously awarded compensation that remains outstanding at the end of the last completed fiscal year; and
(v) If the aggregate dollar amount of erroneously awarded compensation has not yet been determined, disclose this fact, explain the reason(s) and disclose the information required in (ii) through (iv) in the next annual report that the registrant files on this Form N-CSR;

(2)    If recovery would be impracticable pursuant to 17 CFR 10D-1(b)(1)(iv), for each named executive officer and for all other executive officers as a group, disclose the amount of recovery forgone and a brief description of the reason the registrant decided in each case not to pursue recovery; and

(3)    For each named executive officer from whom, as of the end of the last completed fiscal year, erroneously awarded compensation had been outstanding for 180 days or longer since the date the registrant determined the amount the individual owed, disclose the dollar amount of outstanding erroneously awarded compensation due from each such individual.

(b)    If at any time during or after its last completed fiscal year the registrant was required to prepare an accounting restatement, and the registrant concluded that recovery of erroneously awarded compensation was not required pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, briefly explain why application of the recovery policy resulted in this conclusion.

Not applicable.

Item 19. Exhibits.

(a) File the exhibits listed below as part of this Form.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

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(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*                   __/s/ David Majewski____________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                                NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*                   _/s/ Kevin T. Jestice_______________
Name:    Kevin T. Jestice
Title:      Principal Executive Officer
Date:      August 21, 2024

By (Signature and Title)*                   __/s/ David Majewski______________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      August 21, 2024

* Print the name and title of each signing officer under his or her signature.